United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-05075

Thrivent Mutual Funds
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of principal executive offices) (Zip code)

John D. Jackson, Secretary and Chief Legal Officer
Thrivent Mutual Funds
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (612) 844-7190
Date of fiscal year end: December 31
Date of reporting period:  June 30, 2022

Item 1. Report to Stockholders

[Insert shareholder report]

Item 2. Code of Ethics

Not applicable to semiannual report

Item 3. Audit Committee Financial Expert

Not applicable to semiannual report

Item 4. Principal Accountant Fees and Services

Not applicable to semiannual report

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments

(a)        Registrant’s Schedules of Investments are included in the report to shareholders filed under Item 1.

(b)

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable

Item 10.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures

(a)

Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)        There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

Item 13. Exhibits

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3)     Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4)     Change in the registrant’s independent public accountant: Not applicable

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date:  August 26, 2022                                                  Thrivent Mutual Funds

                                                                                    By: /s/ David S. Royal
David S. Royal
President and Chief Investment Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  August 26, 2022                                                  By: /s/ David S. Royal
David S. Royal
President and Chief Investment Officer
(principal executive officer)

Date:  August 26, 2022                                                  By: /s/ Sarah L. Bergstrom
Sarah L. Bergstrom
Treasurer and Principal Accounting Officer
(principal financial officer)
Thrivent Series Funds, Inc.
Semiannual Report
June 30, 2022

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Table of Contents
Letter from the President 2
Letter from the Chief Investment Officer 4
Portfolio Perspectives
Thrivent Aggressive Allocation Portfolio 5
Thrivent All Cap Portfolio 6
Thrivent Balanced Income Plus Portfolio 7
Thrivent Diversified Income Plus Portfolio 8
Thrivent ESG Index Portfolio 9
Thrivent Global Stock Portfolio 10
Thrivent Government Bond Portfolio 11
Thrivent High Yield Portfolio 12
Thrivent Income Portfolio 13
Thrivent International Allocation Portfolio 14
Thrivent International Index Portfolio 15
Thrivent Large Cap Growth Portfolio 16
Thrivent Large Cap Index Portfolio 17
Thrivent Large Cap Value Portfolio 18
Thrivent Limited Maturity Bond Portfolio 19
Thrivent Low Volatility Equity Portfolio 20
Thrivent Mid Cap Growth Portfolio 21
Thrivent Mid Cap Index Portfolio 22
Thrivent Mid Cap Stock Portfolio 23
Thrivent Mid Cap Value Portfolio 24
Thrivent Moderate Allocation Portfolio 25
Thrivent Moderately Aggressive Allocation Portfolio 26
Thrivent Moderately Conservative Allocation Portfolio 27
Thrivent Money Market Portfolio 28
Thrivent Multidimensional Income Portfolio 29
Thrivent Opportunity Income Plus Portfolio 30
Thrivent Partner Emerging Markets Equity Portfolio 31
Thrivent Partner Healthcare Portfolio 32
Thrivent Real Estate Securities Portfolio 33
Thrivent Small Cap Growth Portfolio 34
Thrivent Small Cap Index Portfolio 35
Thrivent Small Cap Stock Portfolio 36
Shareholder Expense Example 37
Schedules of Investments
Thrivent Aggressive Allocation Portfolio 40
Thrivent All Cap Portfolio 53
Thrivent Balanced Income Plus Portfolio 56
Thrivent Diversified Income Plus Portfolio 90
Thrivent ESG Index Portfolio 124
Thrivent Global Stock Portfolio 129
Thrivent Government Bond Portfolio 142
Thrivent High Yield Portfolio 148
Thrivent Income Portfolio 159
Thrivent International Allocation Portfolio 172
Thrivent International Index Portfolio 188
Thrivent Large Cap Growth Portfolio 199
Thrivent Large Cap Index Portfolio 201
Thrivent Large Cap Value Portfolio 209
Thrivent Limited Maturity Bond Portfolio 212
Thrivent Low Volatility Equity Portfolio 226
Thrivent Mid Cap Growth Portfolio 231
Thrivent Mid Cap Index Portfolio 234
Thrivent Mid Cap Stock Portfolio 241
Thrivent Mid Cap Value Portfolio 244
Thrivent Moderate Allocation Portfolio 247
Thrivent Moderately Aggressive Allocation Portfolio 281
Thrivent Moderately Conservative Allocation Portfolio 315
Thrivent Money Market Portfolio 349
Thrivent Multidimensional Income Portfolio 351
Thrivent Opportunity Income Plus Portfolio 366
Thrivent Partner Emerging Markets Equity Portfolio 395
Thrivent Partner Healthcare Portfolio 399
Thrivent Real Estate Securities Portfolio 403
Thrivent Small Cap Growth Portfolio 406
Thrivent Small Cap Index Portfolio 409
Thrivent Small Cap Stock Portfolio 418
Statement of Assets and Liabilities 422
Statement of Operations 428
Statement of Changes in Net Assets 434
Notes to Financial Statements 445
Financial Highlights 468
Additional Information 480

2
Dear Shareholder:

2022 is shaping up to be a volatile year. While it’s certainly less stressful as a money manager when the market rises steadily with low volatility, I believe that it is in times of uncertainty that we can add the most value for our clients.
There have been periods this year when it seemed that stocks were being sold indiscriminately and that quality companies were declining alongside companies with less auspicious prospects.
I honestly feel that our investment team has even more energy and enthusiasm during these volatile periods. It may seem
counterintuitive, but it can be much harder to invest when the market has marched relentlessly higher, and most assets seem overvalued.
We are long-term investors at Thrivent, and during periods such as we’ve seen this year so far, we’re looking to invest at attractive prices in companies with strong prospects for the long term.
We’ve seen not only market volatility in 2022 but, unfortunately, significant geopolitical instability with the Russian invasion of
Ukraine. Our thoughts and prayers are with the Ukrainian people.
The combination of geopolitical concerns along with inflation and other economic risks has given our Chief Investment Strategist,
Steve Lowe, and me several opportunities to speak with financial advisors as well as directly with clients about the impact that these risks pose for the markets.
I won’t go into detail on any of these specific risks but will offer a few high-level observations. While our investment team is closely following and analyzing risks related to inflation, Federal Reserve
(Fed) policy, geopolitical events, supply chain bottlenecks, and the potential for a recession, none of these risks should be considered in isolation. It’s precisely the interrelatedness of these risks that makes our economic and market environment in 2022 so challenging.
For example, if we consider the reaction to the Russian invasion of Ukraine, the market’s response (as measured by the S&P 500®
Index) was remarkably typical when compared to prior geopolitical events. Since the beginning of World War II, the median duration of the selloff following a major geopolitical event (we looked at
28 such events) was only three weeks. It typically took about
16 days for the market to recover to its prior level. The median market decline has been about 6%. (The S&P 500 is a market-
cap-weighted index that represents the average performance of a group of 500 large capitalization stocks.)
Following the Russian invasion on Feb. 24, the S&P 500 hit its bottom on March 8 – nine trading days later.  By then, the market had already started to decline in anticipation of the invasion. But even if we compare the market two weeks prior to the invasion, the total decline was about 8%, and the market had recovered to its prior level by March 24.
As I’ve observed, however, we shouldn’t consider the Russian invasion as an isolated event. The invasion of Ukraine exacerbated certain risks that we were seeing well before February. In the second half of 2021, we were already seeing signs that inflation wasn’t going to be “transitory,” and last November the Fed became notably more hawkish (focused on tightening monetary policy to combat inflation). Supply chain issues were a problem long before the Russian invasion. However, the invasion of Ukraine added to inflation by raising the prices of commodities such as oil and wheat, further complicating supply chains.
It's not surprising that the market drifted downward following its recovery after the Russian invasion as these issues compounded one another. And just as the decline in stocks in the first half of 2022 has been driven by complex, second- and third-order
interactions of multiple factors, I suspect that the eventual recovery will also be complicated.
When the market collapsed in March 2020 with the onset of the
COVID-19 pandemic, the decline was painful, but its cause wasn’t difficult to discern. We had voluntarily shut down much of our economy in the interest of public health. Similarly, it was reasonably clear what would drive the economic recovery:  massive fiscal and monetary stimulus and eventually options such as a vaccine to medically protect against the spread of the virus. And indeed, the market staged a massive rally not just at the overall index level, but particularly among the most economically sensitive stocks, once the first vaccine was announced.
The current market decline is more nuanced, and the recovery may be harder to predict. The path that inflation takes will be critical.
Over the past year, we’ve seen inflation broaden from primarily goods and the “reopening” sectors to stickier forms of inflation, such as wages, services, and housing costs. Moreover, it’s not just current inflation that’s important but also expectations regarding inflation going forward. Inflation expectations drive behavior, such as workers demanding higher wages, and the Fed’s biggest worry is probably that such inflation expectations will become unanchored.
In such a complicated macroeconomic and geopolitical
environment, it’s unlikely that we’ll get an unambiguous “all clear”
signal. Economic data, especially inflation data, will likely be choppy for a number of months.
At Thrivent, we always advise taking a long-term view in investing, but I believe such a perspective is especially important in 2022. No one can know for sure what the market is going to do, but I am a lot more confident in our forecasts of what the market ultimately will do than when it will do it. Periods of volatility mean stocks and bonds of some good companies are likely to be available at attractive prices.  It’s notoriously difficult to predict when the market will find a bottom. We believe that investing in quality businesses with a view to the next three to five years is the best approach.
Finally, in periods of market volatility, as well as geopolitical and macroeconomic concerns, it’s often a good idea to speak to a financial professional. Our investment team at Thrivent works hard to make sure our financial professionals have the best information we can provide to help them advise their clients. Even if one knows that it’s good to take a long-term view and stick to their appropriate asset allocation, that can be tough to do in turbulent times.
Emotions can intervene. Speaking with a financial professional can help give you some perspective and offer an objective viewpoint.

Our entire Thrivent investment team appreciates the confidence you’ve placed in us, and we’re both humbled and excited by the privilege of seeking to generate superior investment returns for you though volatile markets.
David S. Royal
President and Chief Investment Officer
Thrivent Series Fund, Inc.
Thrivent financial professionals are registered representatives of Thrivent Investment Management Inc., an SEC-registered investment adviser, a broker-dealer, and a member FINRA/SIPC.

4
Dear Shareholder:

Inflation, rising interest rates, and the war in Ukraine rattled the investment markets and the economy through the first half of 2022.
The S&P 500® index posted a total loss (including dividends)
of 19.96% through the first six months of 2022. (The S&P 500 is a market-cap-weighted index that represents the average
performance of a group of 500 large capitalization stocks.)
The Federal Reserve (Fed) has raised rates by 1.50% so far this year in an effort to tame rising inflation. The Fed is expected to continue to raise rates over the coming months.
The Consumer Price Index (CPI), which is a commonly cited index to gauge inflation, was up 9.1% during the 12-month period ended
June 2022 – the largest one-year increase since 1981. Excluding food and energy, the index alone rose 5.9% during the period. The food index was up 10.4% and energy prices were up a whopping
41.6% during that same 12-month period.
With more Americans returning to work, personal income has
continued to increase each month since February, rising by 0.5% in both April and May, according to the Bureau of Economic Analysis.
Disposable personal income also increased by 0.5% in April and
May.
Personal consumption expenditures, when adjusting for inflation, were up 0.3% in April and down 0.4% in May. The personal savings rate as a percentage of disposable income was up 5.4% in May.
Contributing to the upsurge in inflation has been the steep increase in fuel oil prices due to shortages relating to the war in Ukraine and the rebound in global travel and manufacturing. West Texas
Intermediate, a grade of crude oil used as a benchmark in oil pricing, surged to more than $123 per barrel in early March before slipping back down to $105.76 at the close of the second quarter.
Year-to-date, oil prices were up 40.62%.
Gasoline prices at the pump also continued to spike in the second quarter, up 17.95%. Through the first six months of 2022, gasoline was up 51.32%, from a national average of $3.38 per gallon at the end of 2021 to $5.11 at the June close.
Economic Review
Employment growth continued to surge in the second quarter,
as employers added about 1.2 million new jobs, including an
expectedly high 372,000 new jobs in June. The unemployment rate remained at 3.6%, which is near a 52-year low. Employment growth remained strong in several key industries, including professional and business services, leisure and hospitality, health care, and transportation and warehousing.
Despite recession fears, job growth could remain strong going forward because there are still about 11.3 million job openings in the U.S., according to a July 6 Fed Economic Data report. The labor demand has helped push up pay levels – with average
earnings increasing by 5.1% over the past 12 months through
June.
Retail sales were up 8.1% from a year earlier in May, as consumers continued to recover from the pandemic slow-down, according to the Department of Commerce. Auto sales were down 4.9% from
a year earlier, building material sales were up 6.4%, and non-
store retailers (primarily online) were up 7.0% from a year earlier.
Restaurants and bars continued to recover, with sales at food services and drinking establishments up 17.5% from a year earlier.
Market Review
Energy was the only sector of the S&P 500 in positive territory through the first six months of 2022, up 31.84%. Technology
stocks were battered during that period, with Communication
Services down 30.16%, and Information Technology down 26.91%.
Consumer Discretionary fared the worst of all 11 sectors, down
32.82%.
The Nasdaq Index was down 29.51% through the first half of
2022. (The Nasdaq – National Association of Securities Dealers
Automated Quotations – is an electronic stock exchange with more than 3,300 company listings.) The MSCI EAFE Index, which tracks developed-economy stocks in Europe, Asia, and Australia, was down 20.97% through the first half of 2022.
The Bloomberg U.S. Aggregate Bond Index, which tracks a broad range of investment-grade bonds, was down 10.35% during
that period, while the yield on 10-year U.S. Treasuries moved up significantly, from 1.51% at the end of 2021 to 2.98% at the end of
June 2022.
Our Outlook
Volatility is expected to remain high until there is greater clarity on inflation and the economy. However, we have seen some
tentative signs that inflation may be peaking, which could create a foundation for markets to stabilize.
Estimated probabilities of a recession are increasing but vary, with most estimates in a reasonable range of a 30% to 60% probability.
If the economy does tip into a recession, it’s likely to be moderate given the underlying strength of both consumers and companies, including low household debt levels, high consumer savings rates, strong business balance sheets, and a solid employment market.
Markets already have priced in an economic slowdown but could experience further downside in a recessionary scenario. Valuations and market prices, however, have reached levels that are more attractive to long-term investors, even if there are more near-term declines. The S&P 500 is currently at a level where the probability of long-term gains is high. Historically, once the market hits bear market levels (down 20%), average performance over the next
12 months has been positive 16%, with a 17% chance of further losses. Additionally, some of the sharpest upward rallies tend to come out of bear markets.
We encourage you to consult with your financial professional before making any changes in your portfolio during these volatile times.
As always, we thank you for the trust you have placed in our entire team of professionals at Thrivent.
Sincerely,
David S. Royal
President and Chief Investment Officer
Thrivent Series Fund, Inc.

Thrivent Aggressive Allocation Portfolio
David S. Royal, David R. Spangler, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers
Thrivent Aggressive Allocation Portfolio seeks long-term capital growth.
Investment in Thrivent Aggressive Allocation Portfolio involves allocation, equity security, large cap, small cap, mid cap, market, other funds, growth investing, value investing, foreign securities, emerging markets, foreign currency, investment adviser, conflicts of interest, issuer, quantitative investing, derivatives, LIBOR, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Large Cap 41.6%
Small Cap 16.8%
International 15.5%
Short-Term Investments 11.9%
Mid Cap 5.9%
Investment Grade Debt 4.1%
Multi-Cap 3.7%
High Yield 0.5%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent International Allocation Portfolio 7.0%
Thrivent Mid Cap Stock Portfolio 6.0%
Thrivent Large Cap Value Portfolio 5.1%
Thrivent Core Low Volatility Equity Fund 4.1%
Thrivent Small Cap Stock Portfolio 3.8%
Thrivent Global Stock Portfolio 3.7%
Thrivent Core International Equity Fund 2.5%
Thrivent Core Emerging Markets Equity Fund 2.4%
Microsoft Corporation 1.6%
Apple, Inc. 1.2%
These securities represent 37.4% of the total net
assets of the Fund.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.
The Portfolio Composition chart excludes collateral held for securities loaned.
The lists of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change. The Top 10 Holdings chart does not include derivatives.

Thrivent All Cap Portfolio
John T. Groton Jr., CFA, Matthew D. Finn, CFA, and Robert W. Norberg, Portfolio Co-Managers*
Thrivent All Cap Portfolio seeks long-term growth of capital.
Investment in the Thrivent All Cap Portfolio involves risks including equity security, market, large cap, growth investing, value investing, issuer, investment adviser, sector, mid cap, small cap, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
*Effective May 27, 2022, Robert W. Norberg was named as portfolio manager of the Portfolio.
Portfolio Composition
(% of Portfolio)
Common Stock 96.9%
Short-Term Investments 2.8%
Registered Investments
Companies 0.3%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Microsoft Corporation 4.9%
Alphabet, Inc., Class C 4.2%
Apple, Inc. 3.8%
Elevance Health, Inc. 1.8%
Chubb, Ltd. 1.8%
Edwards Lifesciences Corporation 1.8%
Dollar General Corporation 1.7%
Amazon.com, Inc. 1.7%
Philip Morris International, Inc. 1.6%
Merck & Company, Inc. 1.6%
These securities represent 24.9% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Information Technology 19.2%
Health Care 15.2%
Financials 12.7%
Consumer Discretionary 12.2%
Industrials 10.1%
Communications Services 6.8%
Consumer Staples 4.8%
Energy 4.5%
Materials 4.1%
Real Estate 3.9%

Thrivent Balanced Income Plus Portfolio
Stephen D. Lowe, CFA, David R. Spangler, CFA, and Theron G. Whitehorn, CFA, Portfolio Co-Managers
Thrivent Balanced Income Plus Portfolio seeks long-term total return through a balance between income and the potential for long-term capital growth.
Investment in Thrivent Balanced Income Plus Portfolio involves risks including equity security, interest rate, credit, allocation, market, large cap, leveraged loan, LIBOR, prepayment, foreign securities, emerging markets, foreign currency, mortgage-backed and other asset-backed securities, high yield, sovereign debt, quantitative investing, investment adviser, conflicts of interest, other funds, issuer, derivatives, liquidity, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Long-Term Fixed Income 33.6%
Common Stock 27.4%
Short-Term Investments 16.2%
Registered Investment
Companies 13.1%
Bank Loans 8.9%
Preferred Stock 0.8%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Core International Equity Fund 7.6%
Thrivent Core Emerging Markets Debt
Fund 5.8%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 2.3%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 1.6%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 1.5%
Microsoft Corporation 1.2%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 1.0%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 1.0%
Apple, Inc. 0.9%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 0.8%
These securities represent 23.7% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Mortgage-Backed Securities 14.4%
Affiliated Registered
Investment Companies 13.4%
Financials 10.4%
Information Technology 8.1%
Consumer Discretionary 6.0%
Materials 5.8%
Communications Services 5.3%
Consumer Staples 5.1%
Health Care 4.4%
Industrials 3.9%

Thrivent Diversified Income Plus Portfolio
David R. Spangler, CFA, Stephen D. Lowe, CFA, and Theron G. Whitehorn, CFA, Portfolio Co-Managers*
Thrivent Diversified Income Plus Portfolio seeks to maximize income while maintaining prospects for capital appreciation.
Investment in Thrivent Diversified Income Plus Portfolio involves risks including interest rate, equity security, credit, allocation, mortgage-backed and other asset-backed securities, market, high yield, leveraged loan, LIBOR, prepayment, large cap, foreign securities, emerging markets, foreign currency, preferred securities, other funds, investment adviser, conflicts of interest, issuer, liquidity, derivatives, quantitative investing, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
*Effective May 27, 2022, David R. Spangler, CFA, was named as portfolio manager of the Portfolio, and Gregory R. Anderson, CFA, no longer serves as portfolio manager of the Portfolio.
Portfolio Composition
(% of Portfolio)
Long-Term Fixed Income 49.9%
Short-Term Investments 18.4%
Common Stock 11.3%
Registered Investment
Companies 11.0%
Bank Loans 8.2%
Preferred Stock 1.2%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Debt
Fund 7.9%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 3.6%
Thrivent Core International Equity Fund 2.9%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 2.2%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 2.1%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 1.4%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 1.4%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 1.2%
U.S. Treasury Notes 1.2%
SPDR Blackstone Senior Loan ETF 1.1%
These securities represent 25.0% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Mortgage-Backed Securities 21.5%
Financials 10.9%
Affiliated Registered
Investment Companies 10.8%
Materials 6.2%
Consumer Discretionary 5.6%
Consumer Staples 5.3%
Communications Services 5.3%
Information Technology 5.1%
Collateralized Mortgage
Obligations 4.5%
Asset-Backed Securities 3.5%

Thrivent ESG Index Portfolio
Brian W. Bomgren, CQF, and Sharon Wang, CFA, FRM, Portfolio Co-Managers
Thrivent ESG Index Portfolio seeks to track the investment results of an index composed of companies selected by the index provider based on enviromental, social and governance characteristics.
Investment in Thrivent ESG Index Portfolio involves risks including ESG investment strategy, equity security, ETF, futures contract, issuer, large cap, market, mid cap, sector, indexing strategy/index tracking, other funds, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 89.4%
Registered Investments
Companies 10.6%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
iShares MSCI KLD 400 Social ETF 10.6%
Microsoft Corporation 9.3%
Alphabet, Inc., Class A 3.3%
Alphabet, Inc., Class C 3.1%
Tesla, Inc. 3.0%
NVIDIA Corporation 1.9%
Procter & Gamble Company 1.7%
Visa, Inc. 1.7%
Home Depot, Inc. 1.4%
Mastercard, Inc. 1.4%
These securities represent 37.4% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Information Technology 28.3%
Unaffiliated Registered
Investment Companies 10.6%
Health Care 10.4%
Consumer Discretionary 9.9%
Communications Services 9.0%
Financials 8.5%
Industrials 8.2%
Consumer Staples 7.5%
Real Estate 3.2%
Materials 1.8%

Thrivent Global Stock Portfolio
Kurt J. Lauber, CFA, Lauri Brunner, Noah J. Monsen, CFA, and David R. Spangler, CFA, Portfolio Co-Managers
Thrivent Global Stock Portfolio seeks long-term capital growth.
Investment in Thrivent Global Stock Portfolio involves risks including equity security, allocation, large cap, foreign securities, foreign currency, market, quantitative investing, mid cap, small cap, emerging markets, futures contract, issuer, investment adviser, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 81.4%
Short-Term Investments 12.2%
Registered Investments
Companies 6.2%
Preferred Stock 0.2%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Equity
Fund 3.0%
Thrivent Core Small Cap Value Fund 2.1%
Microsoft Corporation 2.0%
Alphabet, Inc., Class C 1.7%
Amazon.com, Inc. 1.3%
Apple, Inc. 1.2%
Novartis AG 0.9%
SPDR S&P 500 ETF Trust 0.8%
Walmart, Inc. 0.8%
Tesla, Inc. 0.8%
These securities represent 14.6% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 12.6%
Information Technology 12.3%
Health Care 12.0%
Industrials 10.5%
Consumer Discretionary 9.0%
Affiliated Registered
Investment Companies 5.0%
Communications Services 5.0%
Energy 4.7%
Consumer Staples 4.6%
Materials 4.3%

Thrivent Government Bond Portfolio
Michael G. Landreville, CFA, CPA (inactive), and Jon-Paul (JP) Gagne, Portfolio Co-Managers*
Thrivent Government Bond Portfolio seeks total return, consistent with preservation of capital.
Investment in Thrivent Government Bond Portfolio involves risks including government securities, mortgage-backed and other asset-backed securities, inflation-linked security, interest rate, market, LIBOR, sovereign debt, investment adviser, derivatives, liquidity, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
*Effective May 27, 2022 Jon-Paul (JP) Gagne was named a portfolio manager of the Portfolio, and Gregory R. Anderson, CFA no longer serves as portfolio manager of the Portfolio.
Top 10 Holdings
(% of Net Assets)
U.S. Treasury Notes 3.7%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 3.4%
U.S. Treasury Bonds 2.9%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 2.9%
U.S. Treasury Notes 2.8%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 2.5%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 2.2%
U.S. Treasury Bonds 2.1%
U.S. Treasury Bonds 1.9%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 1.9%
These securities represent 26.3% of the total
net assets of the Portfolio.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
U.S. Government & Agencies 37.2%
Mortgage-Backed Securities 28.5%
Collateralized Mortgage
Obligations 15.6%
Asset-Backed Securities 8.5%
Commercial Mortgage-
Backed Securities 4.8%
Foreign Government 3.1%
Financials 1.6%
Energy 0.1%

Thrivent High Yield Portfolio
Paul J. Ocenasek, CFA, Portfolio Manager
Thrivent High Yield Portfolio seeks to achieve a higher level of income. The Portfolio will also consider growth of capital as a secondary objective.
Investment in Thrivent High Yield Portfolio involves risks including high yield, interest rate, credit, convertible, leveraged loan, LIBOR, prepayment, foreign securities, market, liquidity, investment adviser, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 Holdings
(% of Net Assets)
SPDR Bloomberg Short Term High Yield
Bond ETF 4.7%
Sprint Corporation 0.9%
Gray Escrow II, Inc. 0.7%
Drawbridge Special Opportunities
Fund, LP 0.6%
Prime Security Services Borrower, LLC/
Prime Finance Inc. 0.6%
Herc Holdings, Inc. 0.6%
H&E Equipment Services, Inc. 0.6%
TransDigm, Inc. 0.6%
AAdvantage Loyalty IP, Ltd., Term Loan 0.5%
1011778 B.C., ULC 0.5%
These securities represent 10.3% of the total
net assets of the Portfolio.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Consumer Cyclical 16.4%
Consumer Non-Cyclical 14.7%
Communications Services 12.5%
Energy 11.5%
Capital Goods 10.2%
Financials 8.3%
Technology 6.1%
Unaffiliated Registered
Investment Companies 5.3%
Basic Materials 5.2%
Utilities 3.2%

Thrivent Income Portfolio
Kent L. White, CFA, Portfolio Manager
Thrivent Income Portfolio seeks a high level of income over the longer term while providing reasonable safety of capital.
Investment in Thrivent Income Portfolio involves risks including interest rate, credit, high yield, government securities, mortgage-backed and other asset-
backed securities, LIBOR, market, issuer, foreign securities, investment adviser, financial sector, derivatives, emerging markets, liquidity, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 Holdings
(% of Net Assets)
U.S. Treasury Bonds 0.8%
GE Capital International Funding
Company 0.7%
First-Citizens Bank & Trust Company 0.6%
Freeport-McMoRan, Inc. 0.5%
Goldman Sachs Group, Inc. 0.5%
Marriott International, Inc. 0.5%
Expedia Group, Inc. 0.5%
Western Gas Partners, LP 0.5%
Sound Point CLO XV, Ltd. 0.5%
Boeing Company 0.5%
These securities represent 5.6% of the total net
assets of the Portfolio.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 35.3%
Consumer Non-Cyclical 10.9%
Communications Services 7.4%
Energy 7.3%
Utilities 7.1%
Consumer Cyclical 6.9%
Technology 4.6%
Capital Goods 3.8%
Transportation 3.4%
Asset-Backed Securities 3.1%

Thrivent International Allocation Portfolio
Noah J. Monsen, CFA, and Brian W. Bomgren, CQF, Portfolio Co-Managers. A portion of the Fund is subadvised by
Goldman Sachs Asset Management, L.P.
Thrivent International Allocation Portfolio seeks long-term capital growth.
Investment in Thrivent International Allocation Portfolio involves risks including allocation, equity security, foreign securities, large cap, growth investing, value investing, quantitative investing, emerging markets, foreign currency, market, small cap, mid cap, issuer, investment adviser, multi-manager, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 92.8%
Short-Term Investments 6.7%
Preferred Stock 0.4%
Long-Term Fixed Income 0.1%
Total 100.0%
Top 10 Countries
(% of Net Assets)
Japan 17.5%
United Kingdom 11.0%
Canada 9.2%
Switzerland 8.3%
Australia 6.4%
Germany 5.7%
France 5.6%
Netherlands 4.0%
Norway 2.2%
Israel 2.2%
Investments in securities in these countries
represent 72.1% of the total net assets of the
Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Countries are subject to change.
The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Countries chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 16.2%
Industrials 12.9%
Health Care 11.9%
Consumer Discretionary 11.1%
Information Technology 9.2%
Materials 8.1%
Energy 7.5%
Consumer Staples 6.6%
Communications Services 5.2%
Real Estate 2.4%

Thrivent International Index Portfolio
Brian W. Bomgren, CQF, and Sharon Wang, CFA, FRM, Portfolio Co-Managers
Thrivent International Index Portfolio seeks total returns that track the performance of the MSCI EAFE Index.
Investment in Thrivent International Index Portfolio involves risks including equity security, foreign securities, foreign currency, large cap, market, mid cap, futures contract, issuer, global indexing strategy/index tracking, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 97.9%
Short-Term Investments 1.8%
Preferred Stock 0.3%
Total 100.0%
Top 10 Countries
(% of Net Assets)
Japan 21.7%
United Kingdom 14.7%
Switzerland 10.8%
France 10.2%
Australia 7.5%
Germany 7.5%
Netherlands 5.2%
Sweden 3.1%
Hong Kong 2.8%
Denmark 2.7%
Investments in securities in these countries
represent 86.2% of the total net assets of the
Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Countries are subject to change.
The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Countries chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 17.9%
Industrials 13.5%
Health Care 13.4%
Consumer Staples 10.9%
Consumer Discretionary 10.6%
Information Technology 8.5%
Materials 7.2%
Communications Services 4.8%
Energy 4.8%
Utilities 3.4%

Thrivent Large Cap Growth Portfolio
Lauri Brunner, Portfolio Manager
Thrivent Large Cap Growth Portfolio seeks to achieve long-term growth of capital.
Investment in Thrivent Large Cap Growth Portfolio involves risks including large cap, growth investing, equity security, market, technology-oriented companies, issuer, investment adviser, foreign securities, non-diversified, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 97.8%
Short-Term Investments 2.2%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Microsoft Corporation 10.2%
Alphabet, Inc., Class C 9.2%
Amazon.com, Inc. 8.2%
Apple, Inc. 7.5%
Tesla, Inc. 5.0%
NVIDIA Corporation 4.1%
ServiceNow, Inc. 2.8%
Charles Schwab Corporation 2.8%
Salesforce, Inc. 2.7%
QUALCOMM, Inc. 2.5%
These securities represent 55.0% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Information Technology 33.6%
Consumer Discretionary 17.6%
Health Care 14.2%
Communications Services 12.7%
Financials 8.4%
Industrials 6.2%
Consumer Staples 3.5%
Materials 1.3%

Thrivent Large Cap Index Portfolio
Brian W. Bomgren, CQF, and Sharon Wang, CFA, FRM, Portfolio Co-Managers
Thrivent Large Cap Index Portfolio seeks total returns that track the performance of the S&P 500® Index.
Investment in Thrivent Large Cap Index Portfolio involves risks including large cap, market, equity security, issuer, futures contract, indexing strategy/
index tracking, technology-oriented companies, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 99.2%
Short-Term Investments 0.8%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Apple, Inc. 6.5%
Microsoft Corporation 6.0%
Amazon.com, Inc. 2.9%
Alphabet, Inc., Class A 2.0%
Alphabet, Inc., Class C 1.9%
Tesla, Inc. 1.8%
Berkshire Hathaway, Inc. 1.5%
UnitedHealth Group, Inc. 1.5%
Johnson & Johnson 1.5%
NVIDIA Corporation 1.2%
These securities represent 26.8% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Information Technology 26.5%
Health Care 15.0%
Financials 10.7%
Consumer Discretionary 10.7%
Communications Services 8.6%
Industrials 8.4%
Consumer Staples 6.9%
Energy 4.3%
Utilities 3.1%
Real Estate 2.9%

Thrivent Large Cap Value Portfolio
Kurt J. Lauber, CFA, and Thomas C. Lieu, CFA, Portfolio Co-Managers
Thrivent Large Cap Value Portfolio seeks to achieve long-term growth of capital.
Investment in Thrivent Large Cap Value portfolio involves risks including large cap, value investing, equity security, market, issuer, investment adviser, foreign securities, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 98.6%
Short-Term Investments 1.4%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Philip Morris International, Inc. 2.4%
Johnson & Johnson 2.4%
Cisco Systems, Inc. 2.3%
Microsoft Corporation 2.2%
Walmart, Inc. 2.2%
Verizon Communications, Inc. 2.1%
Lowe's Companies, Inc. 2.0%
Bank of America Corporation 2.0%
Elevance Health, Inc. 1.9%
J.P. Morgan Chase & Company 1.9%
These securities represent 21.4% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 19.1%
Health Care 17.9%
Industrials 11.7%
Information Technology 10.7%
Energy 8.2%
Consumer Staples 7.1%
Consumer Discretionary 6.1%
Communications Services 5.7%
Utilities 4.6%
Materials 3.9%

Thrivent Limited Maturity Bond Portfolio
Michael G. Landreville, CFA, CPA (inactive), Jon-Paul (JP) Gagne, and Cortney L. Swensen, CFA, Portfolio Co-Managers*
Thrivent Limited Maturity Bond Portfolio seeks a high level of current income consistent with stability of principal.
Investment in Thrivent Limited Maturity Bond Portfolio involves risks including government securities, mortgage-backed and other asset-backed securities, collateralized debt obligations, interest rate, credit, market, LIBOR, futures contract, high yield, issuer, investment adviser, liquidity, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
*Effective May 27, 2022, Gregory R. Anderson, CFA no longer serves as portfolio manager of the Portfolio.
Top 10 Holdings
(% of Net Assets)
U.S. Treasury Notes 3.2%
U.S. Treasury Notes 1.5%
U.S. Treasury Notes 1.4%
U.S. Treasury Notes 1.1%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 0.9%
U.S. Treasury Notes 0.8%
U.S. Treasury Notes 0.8%
Longfellow Place CLO, Ltd. 0.8%
Sound Point CLO XV, Ltd. 0.7%
Affirm Asset Securitization Trust 0.7%
These securities represent 11.9% of the total
net assets of the Portfolio.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 25.6%
Collateralized Mortgage
Obligations 17.5%
Asset-Backed Securities 13.9%
U.S. Government & Agencies 8.8%
Energy 5.1%
Consumer Non-Cyclical 5.1%
Consumer Cyclical 5.0%
Utilities 3.2%
Technology 3.2%
Communications Services 2.8%

Thrivent Low Volatility Equity Portfolio
Noah J. Monsen, CFA, and Brian W. Bomgren, CQF, Portfolio Co-Managers
The Portfolio seeks long-term capital appreciation with lower volatility relative to the global equity markets.
Investment in Thrivent Low Volatility Equity Portfolio involves risks including equity security, large cap, quantitative investing, foreign securities, market, mid cap, foreign currency, futures contract, issuer, investment adviser, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 99.0%
Short-Term Investments 1.0%
Total 100.0%
Top 10 Countries
(% of Net Assets)
United States 60.8%
Japan 11.6%
Switzerland 6.1%
Canada 4.9%
Ireland 2.1%
Denmark 1.8%
France 1.6%
United Kingdom 1.5%
Netherlands 1.5%
Israel 1.3%
Investments in securities in these countries
represent 93.2% of the total net assets of the
Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Countries are subject to change.
The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Countries chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Health Care 20.4%
Consumer Staples 14.7%
Information Technology 14.3%
Communications Services 13.4%
Utilities 7.8%
Industrials 7.3%
Financials 6.8%
Consumer Discretionary 5.9%
Materials 3.3%
Energy 2.7%

Thrivent Mid Cap Growth Portfolio
David J. Lettenberger, CFA, and Siddharth Sinha, CFA, Portfolio Co-Managers
Thrivent Mid Cap Growth Portfolio seeks long-term capital growth.
Investment in Thrivent Mid Cap Growth Portfolio involves risks including mid cap, growth investing, equity security, market, technology-oriented companies, issuer, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 95.0%
Short-Term Investments 3.4%
Registered Investments
Companies 1.6%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Chart Industries, Inc. 2.2%
Palo Alto Networks, Inc. 2.2%
Howmet Aerospace, Inc. 2.1%
Lamb Weston Holdings, Inc. 2.0%
WillScot Mobile Mini Holdings
Corporation 1.8%
Insulet Corporation 1.8%
Kinsale Capital Group, Inc. 1.7%
Paycom Software, Inc. 1.7%
Sprout Social, Inc. 1.7%
MSCI, Inc. 1.7%
These securities represent 18.9% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Information Technology 22.9%
Industrials 19.6%
Health Care 19.0%
Consumer Discretionary 11.1%
Financials 8.4%
Materials 4.5%
Communications Services 3.0%
Consumer Staples 2.9%
Real Estate 2.6%
Unaffiliated Registered
Investment Companies 1.6%

Thrivent Mid Cap Index Portfolio
Brian W. Bomgren, CQF, and Sharon Wang, CFA, FRM, Portfolio Co-Managers
Thrivent Mid Cap Index Portfolio seeks total returns that track the performance of the S&P MidCap 400® Index.
Investment in Thrivent Mid Cap Index Portfolio involves risks including mid cap, market, equity security, issuer, futures contract, indexing strategy/index tracking, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 97.6%
Short-Term Investments 2.4%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Targa Resources Corporation 0.7%
Carlisle Companies, Inc. 0.6%
Steel Dynamics, Inc. 0.6%
First Horizon Corporation 0.6%
Alleghany Corporation 0.6%
Service Corporation International 0.6%
United Therapeutics Corporation 0.5%
Essential Utilities, Inc. 0.5%
Reliance Steel & Aluminum Company 0.5%
Fair Isaac Corporation 0.5%
These securities represent 5.7% of the total net
assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Industrials 17.1%
Financials 14.3%
Consumer Discretionary 13.7%
Information Technology 13.6%
Health Care 9.6%
Real Estate 9.1%
Materials 6.7%
Utilities 4.3%
Consumer Staples 3.9%
Energy 3.9%

Thrivent Mid Cap Stock Portfolio
Brian J. Flanagan, CFA, Vikram Kaura, and J.P. McKim, CFA, Portfolio Co-Managers*
Thrivent Mid Cap Stock Portfolio seeks long-term capital growth.
Investment in Thrivent Mid Cap Stock Portfolio involves risks including mid cap, equity security, market, issuer, investment adviser, and health crisis risks.
A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
*Effective May 27, 2022 Vikram Kaura and J.P. McKim, CFA were named as portfolio managers of the Portfolio.
Portfolio Composition
(% of Portfolio)
Common Stock 98.1%
Short-Term Investments 1.9%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Alliant Energy Corporation 3.2%
Kinsale Capital Group, Inc. 2.8%
Arch Capital Group, Ltd. 2.7%
Quanta Services, Inc. 2.7%
Ashland Global Holdings, Inc. 2.7%
NVR, Inc. 2.6%
Steel Dynamics, Inc. 2.4%
Lamb Weston Holdings, Inc. 2.4%
Devon Energy Corporation 2.4%
United Rentals, Inc. 2.4%
These securities represent 26.3% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 17.4%
Industrials 16.4%
Information Technology 11.3%
Consumer Discretionary 10.9%
Health Care 8.9%
Materials 8.8%
Utilities 7.1%
Real Estate 6.5%
Energy 4.6%
Consumer Staples 4.0%

Thrivent Mid Cap Value Portfolio
Graham Wong, CFA, and Nicholas E. Griffith, MD, MBA, CFA, Portfolio Co-Managers
Thrivent Mid Cap Value Portfolio seeks long-term capital growth.
Investment in Thrivent Mid Cap Value Portfolio involves risks including mid cap, value investing, equity security, market, issuer, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 94.2%
Short-Term Investments 5.0%
Registered Investments
Companies 0.8%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Lamb Weston Holdings, Inc. 2.7%
Berry Plastics Group, Inc. 2.5%
Dollar Tree, Inc. 2.5%
Wintrust Financial Corporation 2.3%
Baxter International, Inc. 2.2%
Crane Holdings, Company 2.1%
Selective Insurance Group, Inc. 2.1%
M&T Bank Corporation 2.0%
Healthcare Realty Trust, Inc. 2.0%
LyondellBasell Industries NV 2.0%
These securities represent 22.4% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 18.5%
Industrials 14.0%
Information Technology 10.5%
Health Care 9.4%
Consumer Discretionary 9.3%
Real Estate 7.7%
Materials 7.0%
Energy 6.5%
Consumer Staples 5.3%
Utilities 3.7%

Thrivent Moderate Allocation Portfolio
David S. Royal, David R. Spangler, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers
Thrivent Moderate Allocation Portfolio seeks long-term capital growth while providing reasonable stability of principal.
Investment in Thrivent Moderate Allocation Portfolio involves risks including allocation, equity security, interest rate, large cap, mid cap, market, credit,
LIBOR, other funds, high yield, foreign securities, emerging markets, foreign currency, small cap, growth investing, value investing, investment adviser, conflicts of interest, issuer, quantitative investing, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Large Cap 36.6%
Investment Grade Debt 26.3%
Short-Term Investments 13.8%
Small Cap 7.0%
International 4.9%
Mid Cap 3.8%
High Yield 2.4%
Multi-Cap 2.4%
Emerging Markets Debt 1.5%
Floating Rate Debt 1.3%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Large Cap Value Portfolio 9.0%
Thrivent Global Stock Portfolio 4.5%
Thrivent Mid Cap Stock Portfolio 4.3%
Thrivent Income Portfolio 4.0%
Thrivent International Allocation Portfolio 4.0%
Thrivent Core Low Volatility Equity Fund 2.8%
Thrivent Limited Maturity Bond Portfolio 2.3%
Thrivent Core Emerging Markets Debt Fund 1.7%
Thrivent Small Cap Stock Portfolio 1.6%
Thrivent Core Small Cap Value Fund 1.4%
These securities represent 35.6% of the total net
assets of the Fund.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.
The Portfolio Composition chart excludes collateral held for securities loaned.
The lists of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change. The Top 10 Holdings chart does not include derivatives.

Thrivent Moderately Aggressive Allocation Portfolio
David S. Royal, David R. Spangler, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers
Thrivent Moderately Aggressive Allocation Portfolio seeks long-term capital growth.
Investment in Thrivent Moderately Aggressive Allocation Portfolio involves risks including allocation, equity security, large cap, small cap, mid cap, market, other funds, growth investing, value investing, foreign securities, emerging markets, foreign currency, interest rate, credit, LIBOR, investment adviser, conflicts of interest, issuer, quantitative investing, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Large Cap 40.3%
Investment Grade Debt 15.0%
International 11.8%
Short-Term Investments 11.7%
Small Cap 10.9%
Mid Cap 4.3%
Multi-Cap 3.3%
High Yield 1.3%
Emerging Markets Debt 0.8%
Floating Rate Debt 0.6%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Large Cap Value Portfolio 9.6%
Thrivent International Allocation Portfolio 7.8%
Thrivent Global Stock Portfolio 7.2%
Thrivent Mid Cap Stock Portfolio 6.8%
Thrivent Core Low Volatility Equity Fund 3.7%
Thrivent Small Cap Stock Portfolio 2.3%
Thrivent Income Portfolio 1.9%
Thrivent Core Emerging Markets Equity Fund 1.7%
Thrivent Core Small Cap Value Fund 1.5%
Microsoft Corporation 1.3%
These securities represent 43.8% of the total net
assets of the Fund.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.
The Portfolio Composition chart excludes collateral held for securities loaned.
The lists of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change. The Top 10 Holdings chart does not include derivatives.

Thrivent Moderately Conservative Allocation Portfolio
David S. Royal, David R. Spangler, CFA, and Stephen D. Lowe, CFA Portfolio Co-Managers
Thrivent Moderately Conservative Allocation Portfolio seeks long-term capital growth while providing reasonable stability of principal.
Investment in Thrivent Moderately Conservative Allocation Portfolio involves risks including allocation, interest rate, equity security, market, large cap, credit, LIBOR, mortgage-backed and other asset-backed securities, government securities, high yield, mid cap, other funds, foreign securities, emerging markets, foreign currency, investment adviser, conflicts of interest, issuer, quantitative investing, leveraged loan, prepayment, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Investment Grade Debt 42.5%
Large Cap 18.2%
Short-Term Investments 14.3%
International 6.9%
High Yield 4.5%
Small Cap 4.0%
Mid Cap 3.2%
Emerging Markets Debt 2.6%
Floating Rate Debt 2.1%
Multi-Cap 1.7%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Income Portfolio 7.0%
Thrivent Large Cap Value Portfolio 5.3%
Thrivent Limited Maturity Bond Portfolio 4.3%
Thrivent International Allocation Portfolio 3.6%
Thrivent Core Emerging Markets Debt Fund 3.1%
Thrivent High Yield Portfolio 2.5%
Thrivent Core Low Volatility Equity Fund 1.9%
U.S. Treasury Notes 1.9%
Thrivent Mid Cap Stock Portfolio 1.8%
Thrivent Small Cap Stock Portfolio 1.4%
These securities represent 32.8% of the total net
assets of the Fund.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.
The Portfolio Composition chart excludes collateral held for securities loaned.
The lists of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change. The Top 10 Holdings chart does not include derivatives.

Thrivent Money Market Portfolio
William D. Stouten, Portfolio Manager
Thrivent Money Market Portfolio seeks to achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity.
Investment in Thrivent Money Market Portfolio involves risks including money market fund, government securities, interest rate, credit, market, repurchase agreement, LIBOR, redemption, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Although the Portfolio seeks to preserve the value of your investment a $1.00 per unit, it is possible to lose money by investing in the Portfolio.
Investments in the Money Market Portfolio are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. These and other risks are described in the Prospectus.
Portfolio Composition
(% of Portfolio)
U.S. Government Agency Debt 69.3%
U.S. Treasury Repurchase
Agreement, if collateralized
only by U.S. Treasuries
(including Strips) and cash 15.1%
Investment Company 14.8%
U.S. Treasury Debt 0.8%
Total 100.0%
An investment in the Thrivent Money Market Portfolio is not insured or guaranteed by the FDIC or any other government agency.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Quoted Portfolio Composition is subject to change.

Thrivent Multidimensional Income Portfolio
Stephen D. Lowe, CFA, Kent L. White, CFA, and Theron G. Whitehorn, CFA, Portfolio Co-Managers*
The Portfolio seeks a high level of current income and, secondarily, growth of capital.
Investment in Thrivent Multidimensional Income Portfolio involves risks including interest rate, credit, high yield, preferred securities, closed-end fund,
ETF, emerging markets, foreign securities, market, mortgage-backed and other asset-backed securities, other funds, LIBOR, convertible, government securities, issuer, investment adviser, conflicts of interest, sovereign debt, liquidity, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
*Effective May 27, 2022, Gregory R. Anderson, CFA no longer serves as portfolio manager of the Portfolio.
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Debt
Fund 8.1%
U.S. Treasury Notes 6.9%
U.S. Treasury Bonds 4.0%
iShares S&P U.S. Preferred Stock Index
Fund 3.4%
SPDR Bloomberg High Yield Bond ETF 1.4%
Bank of America Corporation 0.7%
Vanguard Short-Term Corporate Bond
ETF 0.6%
J.P. Morgan Chase & Company 0.6%
Eaton Vance Limited Duration Income
Fund 0.5%
PGIM Global High Yield Fund, Inc. 0.5%
These securities represent 26.7% of the total
net assets of the Portfolio.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 23.4%
Unaffiliated Registered
Investment Companies 16.0%
U.S. Government & Agencies 10.9%
Affiliated Registered
Investment Companies 8.1%
Consumer Cyclical 5.9%
Communications Services 5.8%
Energy 5.8%
Consumer Non-Cyclical 5.1%
Utilities 4.2%
Capital Goods 3.5%

Thrivent Opportunity Income Plus Portfolio
Kent L. White, CFA, Stephen D. Lowe, CFA, and Theron G. Whitehorn, CFA, Portfolio Co-Managers*
Thrivent Opportunity Income Plus Portfolio seeks a combination of current income and long-term capital appreciation.
Investment in Thrivent Opportunity Income Plus Portfolio involves risks including interest rate, credit, mortgage-backed and other asset-backed securities, leveraged loan, LIBOR, prepayment, high yield, allocation, foreign securities, emerging markets, sovereign debt, market, other funds, investment adviser, conflicts of interest, issuer, liquidity, derivatives, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
* Effective May 27, 2022, Gregory R. Anderson, CFA, and Conrad E. Smith, CFA, no longer serve as portfolio managers of the Portfolio.
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Debt
Fund 11.4%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 2.0%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 1.5%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 1.2%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 0.7%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 0.6%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 0.6%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 0.6%
Global Medical Response, Inc., Term
Loan 0.6%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 0.5%
These securities represent 19.7% of the total
net assets of the Portfolio.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 12.8%
Mortgage-Backed Securities 12.1%
Affiliated Fixed Income
Holdings 11.5%
Consumer Non-Cyclical 7.5%
Communications Services 7.1%
Consumer Cyclical 7.0%
Asset-Backed Securities 6.9%
Collateralized Mortgage
Obligations 6.3%
Capital Goods 5.6%
Energy 4.9%

Thrivent Partner Emerging Markets Equity Portfolio
Subadvised by Aberdeen Asset Managers Limited
Thrivent Partner Emerging Markets Equity Portfolio seeks long-term capital growth.
Investment in the Thrivent Partner Emerging Markets Equity Portfolio involves risks including foreign securities, emerging markets, China, equity security, market, sector, technology-oriented companies, foreign currency, issuer, investment adviser, large cap, mid cap, small cap, preferred securities, convertible securities, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 92.0%
Preferred Stock 6.3%
Short-Term Investments 1.7%
Total 100.0%
Top 10 Countries
(% of Net Assets)
Cayman Islands 19.6%
China 14.5%
India 13.9%
Taiwan 10.7%
South Korea 9.0%
Mexico 6.8%
Brazil 4.9%
Hong Kong 3.5%
Indonesia 3.3%
South Africa 3.2%
Investments in securities in these countries
represent 89.4% of the total net assets of the
Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Countries are subject to change.
The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Countries chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 24.4%
Information Technology 21.3%
Consumer Discretionary 14.2%
Materials 9.3%
Consumer Staples 7.0%
Communications Services 6.5%
Industrials 6.4%
Utilities 5.3%
Health Care 2.4%
Energy 1.5%

Thrivent Partner Healthcare Portfolio
Subadvised by BlackRock Investment Management, LLC
Thrivent Partner Healthcare Portfolio seeks long-term capital growth.
Investment in the Thrivent Partner Healthcare Portfolio involves risks including healthcare industry, market, equity security, mid cap, small cap, issuer, investment adviser, foreign securities, emerging markets, foreign currency, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 94.9%
Short-Term Investments 5.1%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
UnitedHealth Group, Inc. 9.7%
Johnson & Johnson 5.4%
Eli Lilly and Company 5.1%
Pfizer, Inc. 4.4%
Thermo Fisher Scientific, Inc. 4.0%
Abbott Laboratories 4.0%
AbbVie, Inc. 3.5%
Merck & Company, Inc. 3.5%
Elevance Health, Inc. 3.1%
Amgen, Inc. 2.9%
These securities represent 45.6% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Pharmaceuticals 27.6%
Biotechnology 18.2%
Health Care Equipment 16.8%
Managed Health Care 13.8%
Life Sciences Tools & Services 7.3%
Health Care Services 6.1%
Health Care Distributors 2.9%
Health Care Supplies 1.5%
Health Care Facilities 0.8%
Financials 0.3%

Thrivent Real Estate Securities Portfolio
Reginald L. Pfeifer, CFA, Portfolio Manager
Thrivent Real Estate Securities Portfolio seeks to provide long-term capital appreciation and high current income.
Investment in Thrivent Real Estate Securities Portfolio involves risks including real estate investment trust, real estate industry, market, equity security, investment adviser, issuer, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 99.5%
Short-Term Investments 0.5%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Prologis, Inc. 6.5%
American Tower Corporation 4.8%
Equinix, Inc. 4.3%
Welltower, Inc. 3.3%
Public Storage, Inc. 3.2%
AvalonBay Communities, Inc. 3.1%
VICI Properties, Inc. 2.9%
Crown Castle International Corporation 2.9%
Duke Realty Corporation 2.6%
Sun Communities, Inc. 2.5%
These securities represent 36.1% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Specialized REITs 29.0%
Residential REITs 22.7%
Industrial REITs 13.1%
Retail REITs 11.1%
Health Care REITs 8.5%
Office REITs 5.4%
Diversified REITs 5.0%
Hotel & Resort REITs 3.0%
Real Estate Services 0.7%
Information Technology 0.5%

Thrivent Small Cap Growth Portfolio
David J. Lettenberger, CFA, and Siddharth Sinha, CFA, Portfolio Co-Managers
The Portfolio seeks long-term capital growth.
Investment in Thrivent Small Cap Growth Portfolio involves risks including small cap, growth investing, equity security, market, technology-oriented companies, issuer, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 97.8%
Short-Term Investments 1.4%
Registered Investment
Companies 0.8%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Chart Industries, Inc. 2.9%
Everi Holdings, Inc. 2.8%
e.l.f. Beauty, Inc. 2.6%
Sprout Social, Inc. 2.5%
Kinsale Capital Group, Inc. 2.4%
Axonics, Inc. 2.3%
Regal Rexnord Corporation 2.2%
Lattice Semiconductor Corporation 2.1%
Middleby Corporation 2.0%
Hamilton Lane, Inc. 1.9%
These securities represent 23.7% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Industrials 26.6%
Information Technology 19.6%
Health Care 19.1%
Consumer Discretionary 13.2%
Financials 7.4%
Consumer Staples 4.7%
Real Estate 3.4%
Materials 1.6%
Energy 0.9%
Unaffiliated Registered
Investment Companies 0.8%

Thrivent Small Cap Index Portfolio
Brian W. Bomgren, CQF, and Sharon Wang, CFA, FRM, Portfolio Co-Managers
Thrivent Small Cap Index Portfolio seeks capital growth that tracks the performance of the S&P SmallCap 600® Index.
Investment in Thrivent Small Cap Index Portfolio involves risks including small cap, market, equity security, issuer, futures contract, indexing strategy/
index tracking, redemption, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 96.8%
Registered Investments
Companies 3.1%
Short-Term Investments 0.1%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
iShares Core S&P Small-Cap ETF 3.0%
Southwestern Energy Company 0.8%
Agree Realty Corporation 0.6%
Omnicell, Inc. 0.6%
Rogers Corporation 0.5%
AMN Healthcare Services, Inc. 0.5%
ExlService Holdings, Inc. 0.5%
Vonage Holdings Corporation 0.5%
Exponent, Inc. 0.5%
Helmerich & Payne, Inc. 0.5%
These securities represent 8.0% of the total net
assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 17.3%
Industrials 15.2%
Information Technology 13.0%
Health Care 11.8%
Consumer Discretionary 10.8%
Real Estate 7.7%
Consumer Staples 5.3%
Energy 5.2%
Materials 4.9%
Unaffiliated Registered
Investment Companies 3.0%

Thrivent Small Cap Stock Portfolio
Matthew D. Finn, CFA, and James M. Tinucci, CFA, Portfolio Co-Managers
Thrivent Small Cap Stock Portfolio seeks long-term capital growth.
Investment in Thrivent Small Cap Stock Portfolio involves risks including small cap, equity security, market, issuer, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 97.3%
Short-Term Investments 1.7%
Registered Investment
Companies 1.0%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
TTM Technologies, Inc. 2.5%
Ashland Global Holdings, Inc. 2.2%
Crane Holdings, Company 2.2%
Heartland Financial USA, Inc. 2.1%
UFP Technologies, Inc. 1.9%
Columbia Banking System, Inc. 1.9%
Syneos Health, Inc. 1.8%
Ingevity Corporation 1.8%
John B. Sanfilippo & Son, Inc. 1.7%
Badger Infrastructure Solutions, Ltd. 1.7%
These securities represent 19.8% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 20.4%
Industrials 18.7%
Information Technology 15.0%
Consumer Discretionary 9.5%
Materials 9.3%
Health Care 8.6%
Real Estate 5.2%
Consumer Staples 4.2%
Energy 2.9%
Utilities 2.5%

Shareholder Expense Example
(unaudited)
As a shareholder of the Thrivent Series Fund, Inc., you incur ongoing costs, including management fees and other Portfolio expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 through June 30, 2022. Shares in a Portfolio are currently sold, without sales charges, only to separate accounts of Thrivent Financial for Lutherans (“Thrivent Financial”), which are used to fund benefits of variable life insurance and variable annuity contracts issued by Thrivent Financial, separate accounts of other insurance companies not affiliated with Thrivent Financial, and other Portfolios. Expenses associated with these variable contracts and separate accounts are not included in these examples and had these costs been included, your costs would have been higher.
Actual Expenses
In the table below, the first section, labeled “Actual,” provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid.
Hypothetical Example for Comparison Purposes
In the table below, the second section, labeled “Hypothetical,” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Beginning Account
Value 1/1/2022
Ending Account Value
6/30/2022
Expenses Paid During
Period  1/1/2022
- 6/30/2022
*
Annualized Expense
Ratio
Thrivent Aggressive Allocation Portfolio
Actual
$1,000 $801 $2.54 0.57%
Hypothetical
**
$1,000 $1,022 $2.85 0.57%
Thrivent All Cap Portfolio
Actual
$1,000 $790 $2.95 0.66%
Hypothetical
**
$1,000 $1,022 $3.33 0.66%
Thrivent Balanced Income Plus Portfolio
Actual
$1,000 $859 $2.89 0.63%
Hypothetical
**
$1,000 $1,022 $3.15 0.63%
Thrivent Diversified Income Plus Portfolio
Actual
$1,000 $878 $2.12 0.46%
Hypothetical
**
$1,000 $1,023 $2.29 0.46%
Thrivent ESG Index Portfolio
Actual
$1,000 $777 $1.67 0.38%
Hypothetical
**
$1,000 $1,023 $1.91 0.38%
Thrivent Global Stock Portfolio
Actual
$1,000 $790 $2.72 0.61%
Hypothetical
**
$1,000 $1,022 $3.08 0.61%
Thrivent Government Bond Portfolio
Actual
$1,000 $928 $2.16 0.45%
Hypothetical
**
$1,000 $1,023 $2.27 0.45%
Thrivent High Yield Portfolio
Actual
$1,000 $866 $2.06 0.44%
Hypothetical
**
$1,000 $1,023 $2.23 0.44%
Thrivent Income Portfolio
Actual
$1,000 $851 $1.98 0.43%
Hypothetical
**
$1,000 $1,023 $2.17 0.43%

Beginning Account
Value 1/1/2022
Ending Account Value
6/30/2022
Expenses Paid During
Period  1/1/2022
- 6/30/2022
*
Annualized Expense
Ratio
Thrivent International Allocation Portfolio
Actual
$1,000 $795 $3.28 0.74%
Hypothetical
**
$1,000 $1,021 $3.69 0.74%
Thrivent International Index Portfolio
Actual
$1,000 $808 $1.90 0.42%
Hypothetical
**
$1,000 $1,023 $2.12 0.42%
Thrivent Large Cap Growth Portfolio
Actual
$1,000 $685 $1.80 0.43%
Hypothetical
**
$1,000 $1,023 $2.16 0.43%
Thrivent Large Cap Index Portfolio
Actual
$1,000 $799 $1.04 0.23%
Hypothetical
**
$1,000 $1,024 $1.17 0.23%
Thrivent Large Cap Value Portfolio
Actual
$1,000 $886 $2.95 0.63%
Hypothetical
**
$1,000 $1,022 $3.16 0.63%
Thrivent Limited Maturity Bond Portfolio
Actual
$1,000 $957 $2.13 0.44%
Hypothetical
**
$1,000 $1,023 $2.21 0.44%
Thrivent Low Volatility Equity Portfolio
Actual
$1,000 $865 $4.16 0.90%
Hypothetical
**
$1,000 $1,020 $4.51 0.90%
Thrivent Mid Cap Growth Portfolio
Actual
$1,000 $683 $3.55 0.85%
Hypothetical
**
$1,000 $1,021 $4.26 0.85%
Thrivent Mid Cap Index Portfolio
Actual
$1,000 $804 $1.12 0.25%
Hypothetical
**
$1,000 $1,024 $1.26 0.25%
Thrivent Mid Cap Stock Portfolio
Actual
$1,000 $771 $2.88 0.66%
Hypothetical
**
$1,000 $1,022 $3.29 0.66%
Thrivent Mid Cap Value Portfolio
Actual
$1,000 $903 $4.25 0.90%
Hypothetical
**
$1,000 $1,020 $4.51 0.90%
Thrivent Moderate Allocation Portfolio
Actual
$1,000 $827 $2.01 0.45%
Hypothetical
**
$1,000 $1,023 $2.23 0.45%
Thrivent Moderately Aggressive Allocation Portfolio
Actual
$1,000 $810 $2.06 0.46%
Hypothetical
**
$1,000 $1,023 $2.30 0.46%
Thrivent Moderately Conservative Allocation Portfolio
Actual
$1,000 $850 $2.07 0.45%
Hypothetical
**
$1,000 $1,023 $2.27 0.45%
Thrivent Money Market Portfolio
Actual
$1,000 $1,001 $1.62 0.33%
Hypothetical
**
$1,000 $1,023 $1.64 0.33%
Thrivent Multidimensional Income Portfolio
Actual
$1,000 $854 $3.68 0.80%
Hypothetical
**
$1,000 $1,021 $4.01 0.80%

Beginning Account
Value 1/1/2022
Ending Account Value
6/30/2022
Expenses Paid During
Period  1/1/2022
- 6/30/2022
*
Annualized Expense
Ratio
Thrivent Opportunity Income Plus Portfolio
Actual
$1,000 $892 $2.95 0.63%
Hypothetical
**
$1,000 $1,022 $3.15 0.63%
Thrivent Partner Emerging Markets Equity Portfolio
Actual
$1,000 $761 $5.24 1.20%
Hypothetical
**
$1,000 $1,019 $6.01 1.20%
Thrivent Partner Healthcare Portfolio
Actual
$1,000 $889 $3.97 0.85%
Hypothetical
**
$1,000 $1,021 $4.24 0.85%
Thrivent Real Estate Securities Portfolio
Actual
$1,000 $796 $3.77 0.85%
Hypothetical
**
$1,000 $1,021 $4.24 0.85%
Thrivent Small Cap Growth Portfolio
Actual
$1,000 $706 $3.98 0.94%
Hypothetical
**
$1,000 $1,020 $4.71 0.94%
Thrivent Small Cap Index Portfolio
Actual
$1,000 $810 $1.10 0.24%
Hypothetical
**
$1,000 $1,024 $1.23 0.24%
Thrivent Small Cap Stock Portfolio
Actual
$1,000 $850 $3.20 0.70%
Hypothetical
**
$1,000 $1,021 $3.50 0.70%
* Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by
181/365 to reflect the one-half year period.
** Assuming 5% annualized total return before expenses.

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 46.3% ) Value
Communications Services (2.7%)
916 Alphabet, Inc., Class A
a
$ 1,996,202
9,283 Alphabet, Inc., Class C
a
20,306,098
4,406 AMC Networks, Inc.
a,b
128,303
897 Cars.com, Inc.
a
8,459
358 Charter Communications, Inc.
a
167,734
116,514 Comcast Corporation 4,572,009
19,917 DISH Network Corporation
a
357,112
7,080 Fox Corporation, Class A 227,693
770 Hemisphere Media Group, Inc.
a
5,875
9,315 Liberty Global plc, Class A
a
196,081
1,014 Liberty Latin America, Ltd.
a
7,909
23,497 Live Nation Entertainment, Inc.
a
1,940,382
15,471 Match Group, Inc.
a
1,078,174
8,745 Meta Platforms, Inc.
a
1,410,131
46,132 News Corporation, Class A 718,737
929 News Corporation, Class B 14,762
3,156 Nexstar Broadcasting Group, Inc. 514,049
9,197 Omnicom Group, Inc. 585,021
43,018 QuinStreet, Inc.
a
432,761
570 RingCentral, Inc.
a
29,788
5,036 Telephone & Data Systems, Inc. 79,519
93,829 Twitter, Inc.
a
3,508,266
614 United States Cellular Corporation
a
17,781
29,348 Upwork, Inc.
a
606,917
72,944 Verizon Communications, Inc. 3,701,908
18,437 Walt Disney Company
a
1,740,453
102,785 Warner Bros. Discovery, Inc.
a
1,379,375
11,314 Zillow Group, Inc.
a
359,898
36,429 ZoomInfo Technologies, Inc.
a
1,210,900
Total 47,302,297
Consumer Discretionary (5.4%)
1,806 Aaron's Company, Inc. 26,277
900 Adient plc
a
26,667
929 Adtalem Global Education, Inc.
a
33,416
162,853 Amazon.com, Inc.
a
17,296,617
838 American Axle & Manufacturing
Holdings, Inc.
a
6,310
108 America's Car-Mart, Inc.
a
10,865
50,553 Aptiv plc
a
4,502,756
641 AutoZone, Inc.
a
1,377,586
9,805 Bally's Corporation
a,b
193,943
15,953 Beazer Homes USA, Inc.
a
192,553
228 Booking Holdings, Inc.
a
398,770
1,406 Brunswick Corporation 91,924
1,481 Buckle, Inc. 41,009
6,430 Burlington Stores, Inc.
a
875,959
18,777 Caesars Entertainment, Inc.
a
719,159
14,029 Cedar Fair, LP
a
616,013
6,983 Cheesecake Factory, Inc. 184,491
3,248 Chico's FAS, Inc.
a
16,143
3,765 Chipotle Mexican Grill, Inc.
a
4,921,834
7,037 Choice Hotels International, Inc. 785,540
433 Chuy's Holdings, Inc.
a
8,625
11,300 Cimpress plc
a
439,570
25,982 Clarus Corporation 493,398
524 Columbia Sportswear Company 37,508
3,927 Container Store Group, Inc.
a
24,465
82,920 Cooper-Standard Holdings, Inc.
a
413,771
1,682 Cracker Barrel Old Country Store,
Inc. 140,430
3,948 Culp, Inc. 16,976
20,450 D.R. Horton, Inc. 1,353,585
1,633 Dave & Buster's Entertainment,
Inc.
a
53,530
Shares Common Stock (46.3%) Value
Consumer Discretionary (5.4%) - continued
5,037 Designer Brands, Inc. $ 65,783
2 Dollar General Corporation 491
1,230 Dorman Products, Inc.
a
134,943
69,275 Duluth Holdings, Inc.
a
660,883
9,150 Emerald Holding, Inc.
a
37,240
177,481 Everi Holdings, Inc.
a
2,894,715
5,705 Expedia Group, Inc.
a,b
541,005
14,932 Five Below, Inc.
a
1,693,737
1,994 Foot Locker, Inc. 50,349
70,401 Ford Motor Company 783,563
15,273 Freshpet, Inc.
a
792,516
10,054 Gap, Inc. 82,845
737 Garmin, Ltd. 72,410
25,619 General Motors Company
a
813,659
13,612 Gentex Corporation 380,728
418 Genuine Parts Company 55,594
2,175 G-III Apparel Group, Ltd.
a
44,000
14,373 Goodyear Tire & Rubber
Company
a
153,935
8,410 Grand Canyon Education, Inc.
a
792,138
648 Group 1 Automotive, Inc. 110,030
14,819 Hanesbrands, Inc. 152,488
14,921 Harley-Davidson, Inc. 472,399
6,180 Home Depot, Inc. 1,694,989
8,589 Lear Corporation 1,081,269
6,700 Lithia Motors, Inc. 1,841,227
16,401 Lowe's Companies, Inc. 2,864,763
2,634 Lululemon Athletica, Inc.
a
718,055
6,985 M.D.C. Holdings, Inc. 225,685
70,934 Macy's, Inc. 1,299,511
28,535 Magnite, Inc.
a
253,391
31 Marriott Vacations Worldwide
Corporation 3,602
4,447 McDonald's Corporation 1,097,875
13,491 Miller Industries, Inc. 305,841
11,307 Modine Manufacturing Company
a
119,063
7,698 Mohawk Industries, Inc.
a
955,245
10,937 Newell Brands, Inc. 208,240
31,429 NIKE, Inc. 3,212,044
18,323 Nordstrom, Inc.
b
387,165
516 NVR, Inc.
a
2,066,136
12,019 Papa John's International, Inc. 1,003,827
13,699 Penn National Gaming, Inc.
a
416,724
8,465 Perdoceo Education Corporation
a
99,718
20,080 Planet Fitness, Inc.
a
1,365,641
12,683 PVH Corporation 721,663
56,659 Qurate Retail, Inc. 162,611
694 RCI Hospitality Holdings, Inc. 33,562
1,550 RH
a
329,003
22,951 Ross Stores, Inc. 1,611,849
1,785 Ruth's Hospitality Group, Inc. 29,024
15,603 Six Flags Entertainment
Corporation
a
338,585
22,461 Skyline Champion Corporation
a
1,065,101
12,205 Sleep Number Corporation
a
377,745
19,078 Sony Group Corporation ADR 1,560,008
5,519 Sportsman's Warehouse Holdings,
Inc.
a
52,927
680 Standard Motor Products, Inc. 30,593
21,384 Stoneridge, Inc.
a
366,736
1,911 Strategic Education, Inc. 134,878
10,737 Tapestry, Inc. 327,693
25,937 Taylor Morrison Home Corporation
a
605,888
15,511 Tesla, Inc.
a
10,445,418
1,748 Thor Industries, Inc. 130,628

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (46.3%) Value
Consumer Discretionary (5.4%) - continued
95,651 ThredUp, Inc.
a
$ 239,128
12,245 Toll Brothers, Inc. 546,127
936 TopBuild Corporation
a
156,462
1,344 Travel + Leisure Company 52,174
1,039 TripAdvisor, Inc.
a
18,494
2,890 Ulta Beauty, Inc.
a
1,114,037
2,546 Urban Outfitters, Inc.
a
47,508
6,539 Vail Resorts, Inc. 1,425,829
889 Visteon Corporation
a
92,083
197 Williams-Sonoma, Inc. 21,857
9,035 Wingstop, Inc. 675,547
3,864 Wolverine World Wide, Inc. 77,898
14,963 Wyndham Hotels & Resorts, Inc. 983,368
23,150 Xometry, Inc.
a,b
785,480
14,159 Zumiez, Inc.
a
368,134
Total 92,233,190
Consumer Staples (2.1%)
36,185 BJ's Wholesale Club Holdings,
Inc.
a
2,255,049
14,788 Casey's General Stores, Inc. 2,735,484
11,058 Celsius Holdings, Inc.
a
721,645
490 Coca-Cola Company 30,826
90 Constellation Brands, Inc. 20,975
4,258 Costco Wholesale Corporation 2,040,774
10,564 Darling Ingredients, Inc.
a
631,727
66,783 e.l.f. Beauty, Inc.
a
2,048,903
4,900 Estee Lauder Companies, Inc. 1,247,883
10,561 Hain Celestial Group, Inc.
a
250,718
1,697 Hershey Company 365,127
4,393 Ingredion, Inc. 387,287
11,666 John B. Sanfilippo & Son, Inc. 845,668
3,103 Kraft Heinz Company 118,349
72,017 Lamb Weston Holdings, Inc. 5,146,335
135 Medifast, Inc. 24,369
2,702 Monster Beverage Corporation
a
250,475
376 PepsiCo, Inc. 62,664
2,512 Performance Food Group
Company
a
115,502
34,610 Philip Morris International, Inc. 3,417,391
503 PriceSmart, Inc. 36,030
54,383 Primo Water Corporation 727,645
6,958 Procter & Gamble Company 1,000,491
360 Seneca Foods Corporation
a
19,994
12,403 Sprouts Farmers Markets, Inc.
a
314,044
18,921 Sysco Corporation 1,602,798
52,216 Turning Point Brands, Inc. 1,416,620
3,939 US Foods Holding Corporation
a
120,849
2,357 Utz Brands, Inc. 32,574
61,299 Walmart, Inc. 7,452,732
Total 35,440,928
Energy (1.6%)
7,094 Antero Midstream Corporation 64,201
20,607 Antero Resources Corporation
a
631,605
1,916 APA Corporation 66,868
7,652 Archrock, Inc. 63,282
45,436 BP plc ADR 1,288,111
1,312 California Resources Corporation 50,512
166 Callon Petroleum Company
a
6,507
4,347 ChampionX Corporation 86,288
1,790 Chevron Corporation 259,156
128 Civitas Resources, Inc. 6,693
26,692 ConocoPhillips 2,397,209
Shares Common Stock (46.3%) Value
Energy (1.6%) - continued
64,067 Devon Energy Corporation $ 3,530,732
2,631 DT Midstream, Inc. 128,972
80,354 Enterprise Products Partners, LP 1,958,227
4,197 EOG Resources, Inc. 463,517
1,975 EQT Corporation 67,940
30,358 Exxon Mobil Corporation 2,599,859
47 Gulfport Energy Corporation
a
3,737
66,928 Halliburton Company 2,098,862
10,765 Helmerich & Payne, Inc. 463,541
10,715 HF Sinclair Corporation 483,889
1,985 Kimbell Royalty Partners, LP 31,125
16,465 Liberty Energy, Inc.
a
210,093
21,402 Marathon Oil Corporation 481,117
15,438 Marathon Petroleum Corporation 1,269,158
19,197 Matador Resources Company 894,388
2,023 Newpark Resources, Inc.
a
6,251
2,689 NexTier Oilfield Solutions, Inc.
a
25,572
16,415 Nine Energy Service, Inc.
a,b
43,500
47,718 NOV, Inc. 806,911
2,489 Oceaneering International, Inc.
a
26,583
5,740 PBF Energy, Inc.
a
166,575
9,159 Pioneer Natural Resources
Company 2,043,190
3,569 Plains GP Holdings, LP 36,832
29,539 ProPetro Holding Corporation
a
295,390
6,355 Ring Energy, Inc.
a,b
16,904
2,240 RPC, Inc.
a
15,478
29,909 Schlumberger, Ltd. 1,069,546
819 Select Energy Services, Inc.
a
5,586
1,249 Sitio Royalties Corporation 28,952
6,315 SM Energy Company 215,910
1,140 Solaris Oilfield Infrastructure, Inc. 12,403
35,979 Talos Energy, Inc.
a
556,595
1,399 Targa Resources Corporation 83,478
155,870 TechnipFMC plc
a
1,049,005
1,743 VAALCO Energy, Inc.
b
12,097
6,251 Valero Energy Corporation 664,356
42,105 Williams Companies, Inc. 1,314,097
4,874 World Fuel Services Corporation 99,722
Total 28,200,522
Financials (6.2%)
51,089 Air Lease Corporation 1,707,905
60,841 Ally Financial, Inc. 2,038,782
4,633 American Equity Investment Life
Holding Company 169,429
27,569 American Express Company 3,821,615
6,176 American Financial Group, Inc. 857,291
2,054 Ameriprise Financial, Inc. 488,195
14,990 Ameris Bancorp 602,298
18,880 Annaly Capital Management, Inc. 111,581
27,850 Arch Capital Group, Ltd.
a
1,266,896
2,146 Argo Group International Holdings,
Ltd. 79,102
9,276 ARMOUR Residential REIT, Inc. 65,303
8,179 Arthur J. Gallagher & Company 1,333,504
9,926 Assured Guaranty, Ltd. 553,772
90,659 Bank of America Corporation 2,822,215
417 Bank of Marin Bancorp 13,252
14,680 Bank of N.T. Butterfield & Son, Ltd. 457,869
3,849 BankFinancial Corporation 36,142
459 Banner Corporation 25,800
254 BCB Bancorp, Inc. 4,326
6,640 Berkshire Hathaway, Inc.
a
1,812,853
34,671 Bridgewater Bancshares, Inc.
a
559,590

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (46.3%) Value
Financials (6.2%) - continued
21,405 Brighthouse Financial, Inc.
a
$ 878,033
1,441 Brown & Brown, Inc. 84,068
28,377 Byline Bancorp, Inc. 675,373
12,262 Capital One Financial Corporation 1,277,578
29,494 Central Pacific Financial
Corporation 632,646
100,634 Charles Schwab Corporation 6,358,056
3,131 Chimera Investment Corporation 27,615
12,917 Chubb, Ltd. 2,539,224
5,366 Cincinnati Financial Corporation 638,447
34,843 Citigroup, Inc. 1,602,430
8,134 CNO Financial Group, Inc. 147,144
31,030 Columbia Banking System, Inc. 889,009
18,671 Comerica, Inc. 1,370,078
12,558 Community Trust Bancorp, Inc. 507,846
661 ConnectOne Bancorp, Inc. 16,161
24,037 Customers Bancorp, Inc.
a
814,854
542 Dime Community Bancshares, Inc. 16,070
10,582 Discover Financial Services 1,000,846
539 Eagle Bancorp, Inc. 25,554
13,838 East West Bancorp, Inc. 896,702
4,556 Ellington Residential Mortgage
REIT 34,033
600 Employers Holdings, Inc. 25,134
8,163 Enova International, Inc.
a
235,258
15,979 Enterprise Financial Services
Corporation 663,128
74,171 Equitable Holdings, Inc. 1,933,638
360 Equity Bancshares, Inc. 10,498
1,284 Essent Group, Ltd. 49,948
28,460 F.N.B. Corporation 309,076
12,047 Federated Hermes, Inc. 382,974
8,837 Financial Institutions, Inc. 229,939
224 First Busey Corporation 5,118
7,613 First Financial Corporation 338,778
576 First Mid-Illinois Bancshares, Inc. 20,546
486 First of Long Island Corporation 8,520
7,168 Flushing Financial Corporation 152,392
28,704 Fulton Financial Corporation 414,773
8,354 Glacier Bancorp, Inc. 396,147
4,136 Global Life, Inc. 403,136
8,150 Great Southern Bancorp, Inc. 477,264
22,820 Hamilton Lane, Inc. 1,533,048
13,227 Hancock Whitney Corporation 586,353
36,947 Hanmi Financial Corporation 829,091
5,363 Hanover Insurance Group, Inc. 784,339
32,597 Heartland Financial USA, Inc. 1,354,079
4,523 HomeStreet, Inc. 156,812
5,807 Hometrust Bancshares, Inc. 145,175
119,686 Hope Bancorp, Inc. 1,656,454
4,463 Horizon Bancorp, Inc. 77,745
5,072 Houlihan Lokey, Inc. 400,333
18,056 Independent Bank Corporation 348,120
5,624 Invesco Mortgage Capital, Inc. 82,560
36,551 Invesco, Ltd. 589,568
25,900 J.P. Morgan Chase & Company 2,916,599
19,805 Kinsale Capital Group, Inc. 4,548,020
2,891 Lakeland Bancorp, Inc. 42,266
3,329 Lincoln National Corporation 155,697
10,046 M&T Bank Corporation 1,601,232
5,867 Marsh & McLennan Companies,
Inc. 910,852
2,550 Mercantile Bank Corporation 81,472
31 Merchants Bancorp 703
473 Meta Financial Group, Inc. 18,291
Shares Common Stock (46.3%) Value
Financials (6.2%) - continued
16,606 MetLife, Inc. $ 1,042,691
5,952 MFA Financial, Inc. 63,984
17,226 Midland States Bancorp, Inc. 414,113
12,255 MidWestOne Financial Group, Inc. 364,219
4,272 Moody's Corporation 1,161,856
30,221 Morgan Stanley 2,298,609
3,602 MSCI, Inc. 1,484,564
128,743 New York Community Bancorp,
Inc. 1,175,424
9,759 NMI Holdings, Inc.
a
162,487
6,025 Northern Trust Corporation 581,292
1,104 Northfield Bancorp, Inc. 14,385
14,253 OceanFirst Financial Corporation 272,660
2,411 OFG Bancorp 61,239
5,321 Old Republic International
Corporation 118,978
14,122 OneMain Holdings, Inc. 527,880
33,543 PacWest Bancorp 894,256
223 PCB Bancorp 4,166
317 Peapack-Gladstone Financial
Corporation 9,415
20,996 Popular, Inc. 1,615,222
1,348 QCR Holdings, Inc. 72,779
64,690 Radian Group, Inc. 1,271,158
38,526 Raymond James Financial, Inc. 3,444,610
311 Reinsurance Group of America,
Inc. 36,477
3,648 RenaissanceRe Holdings, Ltd. 570,438
5,225 RLI Corporation 609,183
13,276 S&P Global, Inc. 4,474,809
597 S&T Bancorp, Inc. 16,376
36,414 Seacoast Banking Corporation of
Florida 1,203,119
7,004 SEI Investments Company 378,356
6,468 Selective Insurance Group, Inc. 562,328
6,651 Signature Bank 1,191,926
2,612 SiriusPoint, Ltd.
a
14,157
19,433 State Street Corporation 1,198,044
6,045 Synchrony Financial 166,963
14,569 Synovus Financial Corporation 525,212
1,384 Territorial Bancorp, Inc. 28,856
11,952 Texas Capital Bancshares, Inc.
a
629,153
4,528 TPG RE Finance Trust, Inc. 40,797
13,741 Tradeweb Markets, Inc. 937,823
10,540 Triumph Bancorp, Inc.
a
659,382
37,153 Truist Financial Corporation 1,762,167
10,005 TrustCo Bank Corporation NY 308,554
13,012 Two Harbors Investment
Corporation 64,800
30,678 Umpqua Holdings Corporation 514,470
348 Univest Financial Corporation 8,853
47,712 Unum Group 1,623,162
6,790 Virtu Financial, Inc. 158,954
64,506 Wells Fargo & Company 2,526,700
51,774 Western Alliance Bancorp 3,655,244
8,293 Western Asset Mortgage Capital
Corporation 10,035
16,385 Zions Bancorporation NA 833,996
3,554 Zurich Insurance Group AG 1,549,805
Total 107,450,689
Health Care (6.7%)
18,760 Abbott Laboratories 2,038,274
13,810 AbbVie, Inc. 2,115,140
2,642 Accolade, Inc.
a
19,551

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (46.3%) Value
Health Care (6.7%) - continued
1,949 AdaptHealth Corporation
a
$ 35,160
19,200 Adaptive Biotechnologies
Corporation
a
155,328
2,169 Agilent Technologies, Inc. 257,612
60,324 Agilon Health, Inc.
a
1,316,873
7,379 Agios Pharmaceuticals, Inc.
a
163,592
1,909 Aldeyra Therapeutics, Inc.
a
7,617
2,068 Align Technology, Inc.
a
489,434
2,017 Allogene Therapeutics, Inc.
a
22,994
1,157 Amedisys, Inc.
a
121,624
6,309 AmerisourceBergen Corporation 892,597
10,826 Amgen, Inc. 2,633,966
2,375 Amneal Pharmaceuticals, Inc.
a
7,552
695 Anika Therapeutics, Inc.
a
15,512
5,824 Argenx SE ADR
a
2,206,597
10,333 Ascendis Pharma AS ADR
a
960,556
27,335 AstraZeneca plc ADR 1,806,023
3,420 Atara Biotherapeutics, Inc.
a
26,642
12,872 Avanos Medical, Inc.
a
351,920
47,457 Avantor, Inc.
a
1,475,913
32,242 Axonics, Inc.
a
1,827,154
32,213 Baxter International, Inc. 2,069,041
4,168 Becton, Dickinson and Company 1,027,537
5,778 Biogen, Inc.
a
1,178,365
17,378 BioLife Solutions, Inc.
a
239,990
173 Bio-Rad Laboratories, Inc.
a
85,635
5,739 Bio-Techne Corporation 1,989,367
512 Boston Scientific Corporation
a
19,082
749 Bristol-Myers Squibb Company 57,673
1,285 Cardiovascular Systems, Inc.
a
18,453
30,817 Centene Corporation
a
2,607,426
4,431 Charles River Laboratories
International, Inc.
a
948,101
1,085 Chemed Corporation 509,288
15,171 Cigna Holding Company 3,997,862
3,829 Community Health Systems, Inc.
a
14,359
3,551 Cooper Companies, Inc. 1,111,889
12,918 CVS Health Corporation 1,196,982
14,581 Danaher Corporation 3,696,575
10,219 Dentsply Sirona, Inc. 365,125
1,963 DermTech, Inc.
a,b
10,875
16,520 DexCom, Inc.
a
1,231,236
6,962 Editas Medicine, Inc.
a
82,360
41,351 Edwards Lifesciences Corporation
a
3,932,067
3,518 Elanco Animal Health, Inc.
a
69,058
9,405 Elevance Health, Inc. 4,538,665
769 Embecta Corporation
a
19,471
6,560 Encompass Health Corporation 367,688
648 Exact Sciences Corporation
a
25,525
1,520 Forma Therapeutics Holdings,
Inc.
a
10,473
15,140 Gilead Sciences, Inc. 935,803
36,479 GlaxoSmithKline plc ADR 1,587,931
3,526 Global Blood Therapeutics, Inc.
a
112,656
385 Guardant Health, Inc.
a
15,531
32,669 Halozyme Therapeutics, Inc.
a
1,437,436
372 Hanger, Inc.
a
5,327
7,811 HCA Healthcare, Inc. 1,312,717
3,450 HealthEquity, Inc.
a
211,796
363 HealthStream, Inc.
a
7,881
764 Henry Schein, Inc.
a
58,629
10,785 Hologic, Inc.
a
747,401
2,144 ICU Medical, Inc.
a
352,452
225 IDEXX Laboratories, Inc.
a
78,914
27,007 Immunocore Holdings plc ADR
a
1,007,631
Shares Common Stock (46.3%) Value
Health Care (6.7%) - continued
15,598 Inari Medical, Inc.
a
$ 1,060,508
22,902 Inotiv, Inc.
a,b
219,859
7,273 Inspire Medical Systems, Inc.
a
1,328,559
9,478 Insulet Corporation
a
2,065,635
852 Integer Holdings Corporation
a
60,202
1,709 Integra LifeSciences Holdings
Corporation
a
92,337
13,503 Intuitive Surgical, Inc.
a
2,710,187
24,913 Invitae Corporation
a,b
60,788
20,399 Ionis Pharmaceuticals, Inc.
a
755,171
27,404 Johnson & Johnson 4,864,484
7,096 Kura Oncology, Inc.
a
130,070
18,017 Laboratory Corporation of America
Holdings 4,222,464
31,220 Lantheus Holdings, Inc.
a
2,061,457
968 Masimo Corporation
a
126,489
4,290 MEDNAX, Inc.
a
90,133
8,731 Medtronic plc 783,607
39,175 Merck & Company, Inc. 3,571,585
2,034 Merit Medical Systems, Inc.
a
110,385
677 Molina Healthcare, Inc.
a
189,296
187 MultiPlan Corporation
a
1,027
10,936 Natera, Inc.
a
387,572
2,479 National HealthCare Corporation 173,282
3,961 NeoGenomics, Inc.
a
32,282
20,968 Novo Nordisk AS ADR 2,336,464
933 Nurix Therapeutics, Inc.
a
11,821
17,106 NuVasive, Inc.
a
840,931
16,945 Omnicell, Inc.
a
1,927,494
3,061 Orthofix Medical, Inc.
a
72,056
11,920 Premier, Inc. 425,306
87,656 Progyny, Inc.
a
2,546,407
23,393 R1 RCM, Inc.
a
490,317
3,118 Regeneron Pharmaceuticals, Inc.
a
1,843,143
12,627 Repligen Corporation
a
2,050,625
913 Sage Therapeutics, Inc.
a
29,490
8,710 Sarepta Therapeutics, Inc.
a
652,902
1,001 Scholar Rock Holding Corporation
a
5,495
3,752 Signify Health, Inc.
a
51,778
25,208 Silk Road Medical, Inc.
a
917,319
428 STAAR Surgical Company
a
30,358
7,487 Stryker Corporation 1,489,389
15,913 Syneos Health, Inc.
a
1,140,644
2,328 Teladoc Health, Inc.
a
77,313
10,385 Teleflex, Inc. 2,553,152
6,806 Thermo Fisher Scientific, Inc. 3,697,564
32,920 Tilray Brands, Inc.
a,b
102,710
10,840 Travere Therapeutics, Inc.
a
262,653
425 U.S. Physical Therapy, Inc. 46,410
1,713 Ultragenyx Pharmaceutical, Inc.
a
102,198
2,366 Veracyte, Inc.
a
47,083
64,310 Viemed Healthcare, Inc.
a
345,988
20,020 Vor BioPharma, Inc.
a
99,499
2,551 VYNE Therapeutics, Inc.
a
992
645 Waters Corporation
a
213,482
1,471 Zentalis Pharmaceuticals, Inc.
a
41,335
19,921 Zimmer Biomet Holdings, Inc. 2,092,900
28,917 Zoetis, Inc. 4,970,543
Total 114,853,044
Industrials (6.8%)
11,182 3M Company 1,447,063
831 A.O. Smith Corporation 45,439
3,487 ACCO Brands Corporation 22,770
5,634 Advanced Drainage Systems, Inc. 507,454

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (46.3%) Value
Industrials (6.8%) - continued
8,996 AECOM $ 586,719
21,045 Alaska Air Group, Inc.
a
842,852
465 Allegion plc 45,524
25,167 Altra Industrial Motion Corporation 887,137
490 American Woodmark Corporation
a
22,055
16,858 AMETEK, Inc. 1,852,526
1,704 Armstrong World Industries, Inc. 127,732
29,949 ASGN, Inc.
a
2,702,897
5,722 AZZ, Inc. 233,572
37,247 Badger Infrastructure Solutions,
Ltd. 817,165
17,308 Barnes Group, Inc. 538,971
11,400 Carlisle Companies, Inc. 2,720,154
589 Caterpillar, Inc. 105,290
10,102 CBIZ, Inc.
a
403,676
25,579 Chart Industries, Inc.
a
4,281,413
3,085 Cintas Corporation 1,152,340
82,440 CNH Industrial NV 955,480
380 Columbus McKinnon Corporation 10,781
899 Covenant Logistics Group, Inc. 22,556
31,361 Crane Holdings, Company 2,745,969
3,310 CSW Industrials, Inc. 341,029
68,284 CSX Corporation 1,984,333
13,085 Curtiss-Wright Corporation 1,728,005
1,135 Deere & Company 339,898
42,931 Delta Air Lines, Inc.
a
1,243,711
1,272 Donaldson Company, Inc. 61,234
88 Douglas Dynamics, Inc. 2,529
74,669 Driven Brands Holdings, Inc.
a
2,056,384
36,643 Dun & Bradstreet Holdings, Inc.
a
550,744
575 Eagle Bulk Shipping, Inc. 29,831
6,308 EMCOR Group, Inc. 649,472
25,546 Emerson Electric Company 2,031,929
17,079 Fastenal Company 852,584
75,792 First Advantage Corporation
a
960,285
4,381 Forrester Research, Inc.
a
209,587
8,914 Fortune Brands Home and
Security, Inc. 533,770
19,166 Forward Air Corporation 1,762,505
1,971 GATX Corporation 185,589
2,073 Genco Shipping & Trading, Ltd. 40,050
3,141 Generac Holdings, Inc.
a
661,432
8,808 General Dynamics Corporation 1,948,770
752 Gibraltar Industries, Inc.
a
29,140
338 Gorman-Rupp Company 9,565
1,483 GrafTech International, Ltd. 10,485
13,249 Greenbrier Companies, Inc. 476,832
6,133 Helios Technologies, Inc. 406,311
6,805 Honeywell International, Inc. 1,182,777
83,100 Howmet Aerospace, Inc. 2,613,495
7,269 Hubbell, Inc. 1,298,098
254 ICF International, Inc. 24,130
12,504 IDEX Corporation 2,271,102
2,157 Illinois Tool Works, Inc. 393,113
1,143 ITT Corporation 76,855
51,087 Janus International Group, Inc.
a
461,316
334 JB Hunt Transport Services, Inc. 52,595
1,106 JetBlue Airways Corporation
a
9,257
25,452 Johnson Controls International plc 1,218,642
4,275 Kennametal, Inc. 99,308
7,797 L3Harris Technologies, Inc. 1,884,535
11,226 Landstar System, Inc. 1,632,485
1,094 Lennox International, Inc. 226,009
22,660 Lincoln Electric Holdings, Inc. 2,795,338
2,503 Linde plc 719,688
Shares Common Stock (46.3%) Value
Industrials (6.8%) - continued
3,967 Lockheed Martin Corporation $ 1,705,651
4,540 Manitowoc Company, Inc.
a
47,806
18,032 ManpowerGroup, Inc. 1,377,825
1,664 Masonite International
Corporation
a
127,845
10,983 Mercury Systems, Inc.
a
706,536
24,519 Middleby Corporation
a
3,073,702
11,620 MSC Industrial Direct Company,
Inc. 872,778
27,114 NAPCO Security Technologies,
Inc.
a
558,277
236 National Presto Industries, Inc. 15,491
11,400 Norfolk Southern Corporation 2,591,106
4,485 Northrop Grumman Corporation 2,146,386
2,830 NOW, Inc.
a
27,677
6,624 Old Dominion Freight Line, Inc. 1,697,599
13,424 Parker-Hannifin Corporation 3,302,975
673 Proto Labs, Inc.
a
32,196
602 Quad/Graphics, Inc.
a
1,656
8,446 Quanta Services, Inc. 1,058,622
59,109 Ranpak Holdings Corporation
a
413,763
7,464 RBC Bearings, Inc.
a
1,380,467
42,254 Regal Rexnord Corporation 4,796,674
26,969 Rush Enterprises, Inc. 1,299,906
3,404 Saia, Inc.
a
639,952
12,703 SkyWest, Inc.
a
269,939
1,491 Snap-On, Inc. 293,772
14,802 Southwest Airlines Company
a
534,648
11,422 Standex International Corporation 968,357
65,088 Summit Materials, Inc.
a
1,515,900
82,258 Sun Country Airlines Holdings,
Inc.
a
1,508,612
1,318 Sunrun, Inc.
a
30,788
2,513 Technip Energies NV ADR 31,136
4,970 Teledyne Technologies, Inc.
a
1,864,297
8,336 Tennant Company 493,908
16,809 Timken Company 891,717
1,448 Toro Company 109,744
3,153 Trane Technologies plc 409,480
16,425 TransUnion 1,313,836
7,283 Trex Company, Inc.
a
396,341
4,677 TriMas Corporation 129,506
11,036 Tutor Perini Corporation
a
96,896
160,222 Uber Technologies, Inc.
a
3,278,142
548 UniFirst Corporation 94,355
10,468 Union Pacific Corporation 2,232,615
14,222 United Parcel Service, Inc. 2,596,084
11,845 United Rentals, Inc.
a
2,877,269
1,556 Univar Solutions, Inc.
a
38,698
2,892 Valmont Industries, Inc. 649,630
4,335 Verisk Analytics, Inc. 750,345
33,182 Vicor Corporation
a
1,816,051
14,542 Vontier Corporation 334,321
1,563 Watsco, Inc. 373,276
250 Watts Water Technologies, Inc. 30,710
5,621 Werner Enterprises, Inc. 216,633
97,438 WillScot Mobile Mini Holdings
Corporation
a
3,158,940
1,642 Woodward, Inc. 151,869
Total 116,474,987
Information Technology (9.6%)
152 Accenture plc 42,203
3,566 ACI Worldwide, Inc.
a
92,324
211 Adobe, Inc.
a
77,239

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (46.3%) Value
Information Technology (9.6%) - continued
4,750 Advanced Energy Industries, Inc. $ 346,655
14,073 Agilysys, Inc.
a
665,231
28,651 Amphenol Corporation 1,844,551
2,269 ANSYS, Inc.
a
542,949
150,659 Apple, Inc. 20,598,098
10,077 Arista Networks, Inc.
a
944,618
7,516 Arrow Electronics, Inc.
a
842,468
5,553 Autodesk, Inc.
a
954,894
15,887 Avalara, Inc.
a
1,121,622
1,382 Avaya Holdings Corporation
a
3,096
3,052 Axcelis Technologies, Inc.
a
167,372
882 Benchmark Electronics, Inc. 19,898
8,906 BigCommerce Holdings, Inc.
a
144,277
14,327 Bill.com Holdings, Inc.
a
1,575,110
65,903 Block, Inc.
a
4,050,398
2,649 Booz Allen Hamilton Holding
Corporation 239,364
9,315 Bread Financial Holdings, Inc. 345,214
2,144 Broadcom, Inc. 1,041,577
974 CACI International, Inc.
a
274,454
30,665 Calix, Inc.
a
1,046,903
3,399 CDW Corporation 535,546
22,178 Ciena Corporation
a
1,013,535
79,196 Cisco Systems, Inc. 3,376,917
46,351 Cognex Corporation 1,970,845
9,683 CommScope Holding Company,
Inc.
a
59,260
10,003 Computer Services, Inc. 369,736
6,878 Conduent Incorporated
a
29,713
11,113 Descartes Systems Group, Inc.
a
689,673
3,615 Digital Turbine, Inc.
a
63,154
1,258 Diodes, Inc.
a
81,229
23,177 Dolby Laboratories, Inc. 1,658,546
32,129 Dropbox, Inc.
a
674,388
5,395 Endava plc ADR
a
476,217
3,108 EPAM Systems, Inc.
a
916,176
2,660 ePlus, Inc.
a
141,299
3,650 Euronet Worldwide, Inc.
a
367,153
2,405 Eventbrite, Inc.
a
24,699
25,043 Fidelity National Information
Services, Inc. 2,295,692
7,761 Fiserv, Inc.
a
690,496
29,913 Five9, Inc.
a
2,726,271
4,450 FLEETCOR Technologies, Inc.
a
934,989
15,021 Flex, Ltd.
a
217,354
92 Genpact, Ltd. 3,897
47,756 Gilat Satellite Networks, Ltd.
a
288,446
11,432 Global Payments, Inc. 1,264,836
25,693 Hewlett Packard Enterprise
Company 340,689
2,101 HubSpot, Inc.
a
631,666
17,622 Intel Corporation 659,239
2,856 IPG Photonics Corporation
a
268,835
8,306 Jack Henry & Associates, Inc. 1,495,246
90 Keysight Technologies, Inc.
a
12,407
1,998 KLA-Tencor Corporation 637,522
43,796 Knowles Corporation
a
758,985
3,381 Lam Research Corporation 1,440,813
55,038 Lattice Semiconductor
Corporation
a
2,669,343
2,191 Littelfuse, Inc. 556,602
26,063 LiveRamp Holding, Inc.
a
672,686
6,636 Mastercard, Inc. 2,093,525
2,215 MAXIMUS, Inc. 138,460
274 MaxLinear, Inc.
a
9,311
Shares Common Stock (46.3%) Value
Information Technology (9.6%) - continued
18,043 Microchip Technology, Inc. $ 1,047,937
108,852 Microsoft Corporation 27,956,459
517 MKS Instruments, Inc. 53,060
5,641 Monolithic Power Systems, Inc. 2,166,370
15,412 National Instruments Corporation 481,317
861 NETGEAR, Inc.
a
15,946
3,126 NICE, Ltd. ADR
a,b
601,599
6,844 Nova, Ltd.
a
605,899
54,535 NVIDIA Corporation 8,266,961
7,277 Okta, Inc.
a
657,841
9,725 ON Semiconductor Corporation
a
489,265
4,061 Palo Alto Networks, Inc.
a
2,005,890
5,265 Paycom Software, Inc.
a
1,474,832
38,005 Paymentus Holdings, Inc.
a,b
508,127
59,420 PayPal Holdings, Inc.
a
4,149,893
144 Progress Software Corporation 6,523
13,098 PTC, Inc.
a
1,392,841
15,472 Qorvo, Inc.
a
1,459,319
53,377 QUALCOMM, Inc. 6,818,378
32,691 Salesforce, Inc.
a
5,395,323
45,482 Samsung Electronics Company,
Ltd. 2,006,091
3,448 Sanmina Corporation
a
140,437
608 ScanSource, Inc.
a
18,933
12,263 Semtech Corporation
a
674,097
11,386 ServiceNow, Inc.
a
5,414,271
51,297 Sierra Wireless, Inc.
a
1,200,350
4,044 SiTime Corporation
a
659,293
17,482 Skyworks Solutions, Inc. 1,619,532
39,468 Sonos, Inc.
a
712,003
60,503 Sprout Social, Inc.
a
3,513,409
4,710 Synopsys, Inc.
a
1,430,427
5,721 TD SYNNEX Corporation 521,183
1,553 TE Connectivity, Ltd. 175,722
29,904 Telefonaktiebolaget LM Ericsson
ADR 221,290
22,774 Texas Instruments, Inc. 3,499,225
11,266 Trimble, Inc.
a
656,019
9,071 TTEC Holdings, Inc. 615,830
96,830 TTM Technologies, Inc.
a
1,210,375
4,201 Tyler Technologies, Inc.
a
1,396,748
9,198 Universal Display Corporation 930,286
156 Upland Software, Inc.
a
2,265
428 Vertex, Inc.
a
4,849
5,733 WEX, Inc.
a
891,825
1,432 Wolfspeed, Inc.
a
90,860
24,413 Workiva, Inc.
a
1,611,014
5,748 Xerox Holdings Corporation 85,358
Total 165,091,383
Materials (1.9%)
1,772 AdvanSix, Inc. 59,256
14,597 AptarGroup, Inc. 1,506,556
20,076 Ashland Global Holdings, Inc. 2,068,832
4,084 Avery Dennison Corporation 661,077
58,006 Axalta Coating Systems, Ltd.
a
1,282,513
71 Balchem Corporation 9,211
9,864 Ball Corporation 678,347
402 Cabot Corporation 25,644
21,131 Carpenter Technology Corporation 589,766
1,955 Celanese Corporation 229,927
18,983 CF Industries Holdings, Inc. 1,627,413
2,286 Cleveland-Cliffs, Inc.
a
35,136
16,239 Compass Minerals International,
Inc. 574,698

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (46.3%) Value
Materials (1.9%) - continued
10,942 Crown Holdings, Inc. $ 1,008,524
21,505 Eastman Chemical Company 1,930,504
3,408 FMC Corporation 364,690
7,987 Freeport-McMoRan, Inc. 233,700
16,397 Graphic Packaging Holding
Company 336,138
5,778 Huntsman Corporation 163,806
16,351 Ingevity Corporation
a
1,032,402
5,155 Innospec, Inc. 493,797
82,352 Ivanhoe Mines, Ltd.
a
474,074
5,364 Kaiser Aluminum Corporation 424,239
14,635 LyondellBasell Industries NV 1,279,977
3,221 Martin Marietta Materials, Inc. 963,852
2,875 Minerals Technologies, Inc. 176,352
2,079 Myers Industries, Inc. 47,256
7 NewMarket Corporation 2,107
10,977 Nucor Corporation 1,146,109
402 O-I Glass, Inc.
a
5,628
6,087 Orion Engineered Carbons SA 94,531
6,737 PPG Industries, Inc. 770,309
8,898 Quaker Chemical Corporation 1,330,429
10,026 Reliance Steel & Aluminum
Company 1,703,016
16,857 RPM International, Inc. 1,326,983
2,458 Ryerson Holding Corporation 52,331
2,280 Schweitzer-Mauduit International,
Inc. 57,274
3,907 Sensient Technologies Corporation 314,748
10,549 Sherwin-Williams Company 2,362,027
6,514 Sonoco Products Company 371,558
19,727 Steel Dynamics, Inc. 1,304,941
2,844 SunCoke Energy, Inc. 19,368
6,627 Trinseo plc 254,874
2,635 Tronox Holdings plc 44,268
11,207 UFP Technologies, Inc.
a
891,741
5,605 United States Lime & Minerals, Inc. 591,888
17,092 United States Steel Corporation 306,118
4,729 Westlake Corporation 463,537
26,486 WestRock Company 1,055,202
1,983 Worthington Industries, Inc. 87,450
Total 32,834,124
Real Estate (2.1%)
118,349 AGNC Investment Corporation 1,310,123
22,915 Agree Realty Corporation 1,652,859
4,837 Alexandria Real Estate Equities,
Inc. 701,510
9,777 American Campus Communities,
Inc. 630,323
759 Apartment Income REIT
Corporation 31,574
4,276 AvalonBay Communities, Inc. 830,613
7,056 Camden Property Trust 948,891
15,586 CBRE Group, Inc.
a
1,147,285
34,998 CubeSmart 1,495,115
31,207 Cushman and Wakefield plc
a
475,595
5,346 Digital Realty Trust, Inc. 694,071
11,128 Duke Realty Corporation 611,484
618 EastGroup Properties, Inc. 95,376
30,122 EPR Properties 1,413,625
23,304 Essential Properties Realty Trust,
Inc. 500,803
1,129 Essex Property Trust, Inc. 295,245
2,691 Extra Space Storage, Inc. 457,793
523 Federal Realty Investment Trust 50,072
Shares Common Stock (46.3%) Value
Real Estate (2.1%) - continued
13,809 First Industrial Realty Trust, Inc. $ 655,651
5,410 FirstService Corporation 655,692
4,296 Four Corners Property Trust, Inc. 114,231
507 Getty Realty Corporation 13,436
1,213 Gladstone Commercial
Corporation 22,853
1,741 Gladstone Land Corporation 38,581
67,689 Healthcare Realty Trust, Inc. 1,841,141
89,408 Host Hotels & Resorts, Inc. 1,401,917
28,454 Independence Realty Trust, Inc. 589,851
2,223 Industrial Logistics Properties Trust 31,300
829 Jones Lang LaSalle, Inc.
a
144,959
13,416 Kilroy Realty Corporation 702,059
5,624 Life Storage, Inc. 627,976
61,241 MGIC Investment Corporation 771,637
14,933 National Retail Properties, Inc. 642,119
78,429 National Storage Affiliates Trust 3,926,940
53,858 Necessity Retail REIT, Inc. 392,086
6,590 NetSTREIT Corporation 124,353
32,098 New Residential Investment
Corporation 299,153
3,308 NexPoint Residential Trust, Inc. 206,783
285 One Liberty Properties, Inc. 7,404
59,537 Pebblebrook Hotel Trust 986,528
6,273 Public Storage, Inc. 1,961,379
950 RE/MAX Holdings, Inc. 23,294
2,596 Realty Income Corporation 177,203
11,304 Regency Centers Corporation 670,440
52,998 Rexford Industrial Realty, Inc. 3,052,155
16,208 Sabra Health Care REIT, Inc. 226,426
3,942 SBA Communications Corporation 1,261,637
59,320 Service Properties Trust 310,244
3,496 Spirit Realty Capital, Inc. 132,079
16,612 UDR, Inc. 764,816
3,048 UMH Properties, Inc. 53,828
Total 36,172,508
Utilities (1.2%)
21,173 Alliant Energy Corporation 1,240,949
2,346 Artesian Resources Corporation 115,353
1,489 Avista Corporation 64,786
25,685 CenterPoint Energy, Inc. 759,762
1,994 Consolidated Water Company,
Ltd. 28,913
22,487 Constellation Energy Corporation 1,287,606
15,930 Duke Energy Corporation 1,707,855
22,684 Entergy Corporation 2,555,126
681 Essential Utilities, Inc. 31,224
37,385 Exelon Corporation 1,694,288
139,779 NiSource, Inc. 4,122,083
11,824 NorthWestern Corporation 696,788
9,989 OGE Energy Corporation 385,176
2,308 Pinnacle West Capital Corporation 168,761
9,252 Portland General Electric
Company 447,149
30,784 Sempra Energy 4,625,912
9,472 Spire, Inc. 704,433
14,978 UGI Corporation 578,301
Total 21,214,465
Total Common Stock
(cost $719,682,670) 797,268,137

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies ( 38.4% ) Value
Unaffiliated  (0.8%)
283 Direxion Daily S&P 500 $ 18,562
3,677 Invesco QQQ Trust Series 1
b
1,030,590
8,662 iShares U.S. Home Construction
ETF 454,755
7,893 ProShares Ultra S&P 500
b
354,396
4,006 ProShares UltraPro QQQ 96,144
27,360 SPDR S&P 500 ETF Trust
b
10,321,560
7,261 SPDR S&P Biotech ETF
a
539,274
12,301 SPDR S&P Oil & Gas Exploration
ETF
b
1,469,723
Total 14,285,004
Affiliated  (37.6%)
4,736,328 Thrivent Core Emerging Markets
Equity Fund 41,253,412
4,888,000 Thrivent Core International Equity
Fund 42,281,199
5,936,581 Thrivent Core Low Volatility Equity
Fund 70,111,016
2,263,117 Thrivent Core Small Cap Value
Fund 19,711,753
5,712,244 Thrivent Global Stock Portfolio 63,408,198
2,369,206 Thrivent High Yield Portfolio 9,310,981
604,152 Thrivent Income Portfolio 5,258,240
15,079,934 Thrivent International Allocation
Portfolio 120,974,244
876,959 Thrivent International Index
Portfolio 9,555,253
4,491,221 Thrivent Large Cap Value Portfolio 87,174,145
1,058,062 Thrivent Limited Maturity Bond
Portfolio 9,976,998
6,046,599 Thrivent Mid Cap Stock Portfolio 103,287,393
3,772,728 Thrivent Small Cap Stock Portfolio 65,376,086
Total 647,678,918
Total Registered Investment
Companies (cost $666,003,618) 661,963,922
Principal
Amount Long-Term Fixed Income ( 3.5% ) Value
Collateralized Mortgage Obligations (<0.1%)
Federal National Mortgage
Association
$ 239,008 3.500%,  7/1/2061
c
231,907
Sequoia Mortgage Trust
31,764
2.927%,  9/20/2046, Ser.
2007-1, Class 4A1
d
22,942
Total 254,849
Commercial Mortgage-Backed Securities
(<0.1%)
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
175,000
3.500%,  9/25/2032, Ser.
K148, Class A2
e
171,431
Total 171,431
Principal
Amount Long-Term Fixed Income (3.5%) Value
Mortgage-Backed Securities (1.4%)
Federal Home Loan Mortgage
Corporation Gold 30-Yr. Pass
Through
$ 1,151,407 2.500%,  5/1/2051
c
$ 1,037,775
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,000,000 2.000%,  7/1/2037
c
933,359
1,250,000 2.500%,  7/1/2037
c
1,193,624
1,000,000 3.000%,  7/1/2037
c
977,006
1,025,000 4.000%,  7/1/2037
c
1,033,903
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
590,865 2.500%,  2/1/2051 533,218
1,475,746 2.000%,  3/1/2051 1,287,184
1,181,030 3.000%,  3/1/2052 1,103,277
575,000 2.500%,  4/1/2051
c
518,806
702,846 3.000%,  4/1/2051
c
656,257
727,317 3.000%,  5/1/2050
c
681,973
908,873 2.500%,  7/1/2051 819,126
2,575,000 2.000%,  7/1/2052
c
2,234,215
1,400,000 2.500%,  7/1/2052
c
1,258,797
1,991,666 2.000%,  8/1/2051
c
1,733,914
975,157 2.500%,  12/1/2051 880,724
575,000 5.000%,  7/1/2041
c
586,859
75,000 4.500%,  7/1/2048
c
75,284
2,650,000 3.000%,  7/1/2049
c
2,467,605
2,340,000 3.500%,  7/1/2049
c
2,250,239
1,950,000 4.000%,  7/1/2049
c
1,922,845
Total 24,185,990
U.S. Government & Agencies (2.1%)
U.S. Treasury Bonds
1,880,000 1.625%,  11/15/2050 1,322,242
920,000 2.250%,  11/15/2027 882,014
5,000,000 2.875%,  5/15/2028 4,941,602
170,000 5.250%,  11/15/2028 191,243
125,000 0.875%,  11/15/2030 105,542
90,000 1.375%,  11/15/2031 78,061
2,500,000 2.875%,  5/15/2032 2,471,875
3,030,000 1.375%,  11/15/2040 2,182,192
120,000 3.000%,  5/15/2042 112,491
2,413,000 2.500%,  5/15/2046 2,045,206
U.S. Treasury Notes
8,300,000 0.125%,  12/31/2022 8,200,789
100,000 0.125%,  10/15/2023 96,406
500,000 2.125%,  7/31/2024 491,250
2,330,000 2.250%,  11/15/2024 2,290,499
2,040,000 2.125%,  11/30/2024 1,997,845
640,000 2.625%,  1/31/2026 630,725
6,630,000 2.500%,  2/28/2026 6,502,580
300,000 0.750%,  1/31/2028 264,211
Total 34,806,773
Total Long-Term Fixed Income
(cost $61,737,368) 59,419,043

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( 0.5% ) Value
8,507,945 Thrivent Cash Management Trust $ 8,507,945
Total Collateral Held for
Securities Loaned
(cost $8,507,945) 8,507,945
Shares or
Principal
Amount Short-Term Investments ( 12.9% ) Value
Federal Home Loan Bank Discount
Notes
6,700,000 0.693%, 7/6/2022
f,g
6,698,706
1,000,000 0.695%, 7/8/2022
f,g
999,730
100,000 0.870%, 7/15/2022
f,g
99,946
1,800,000 0.706%, 7/19/2022
f,g
1,798,749
200,000 0.850%, 7/22/2022
f,g
199,837
1,700,000 0.985%, 8/3/2022
f,g
1,697,345
1,500,000 1.110%, 8/9/2022
f,g
1,497,231
200,000 1.040%, 8/10/2022
f,g
199,621
100,000 1.010%, 8/12/2022
f
99,801
3,300,000 1.086%, 8/17/2022
f,g
3,292,661
500,000 1.140%, 8/18/2022
f
498,864
200,000 1.425%, 8/31/2022
f,g
199,423
200,000 1.700%, 9/13/2022
f,g
199,220
Thrivent Core Short-Term Reserve
Fund
20,422,069 1.630% 204,220,695
U.S. Treasury Bills
1,000,000 0.680%, 7/14/2022
f,h
999,615
Total Short-Term Investments
(cost $222,626,984) 222,701,444
Total Investments (cost
$1,678,558,585) 101.6% $1,749,860,491
Other Assets and Liabilities, Net
(1.6%) (28,027,062)
Total Net Assets 100.0% $1,721,833,429
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d Denotes variable rate securities. The rate shown is as of
June 30, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
e Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2022, the value of these investments was $171,431 or 0.0% of total net assets.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
h At June 30, 2022, $279,892 of investments were segregated
to cover exposure to a counterparty for margin on open
mortgage-backed security transactions.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation
Portfolio as of June 30, 2022:
Securities Lending Transactions
Common Stock $ 8,053,815
Total lending $8,053,815
Gross amount payable upon return of
collateral for securities loaned $8,507,945
Net amounts due to counterparty $454,130
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 197,422,404
Gross unrealized depreciation (134,699,150)
Net unrealized appreciation (depreciation) $ 62,723,254
Cost for federal income tax purposes $ 1,688,704,596

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2022, in valuing Aggressive Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 47,302,297 47,302,297 – –
Consumer Discretionary 92,233,190 92,233,190 – –
Consumer Staples 35,440,928 35,440,928 – –
Energy 28,200,522 28,200,522 – –
Financials 107,450,689 105,900,884 1,549,805 –
Health Care 114,853,044 114,853,044 – –
Industrials 116,474,987 115,657,822 817,165 –
Information Technology 165,091,383 163,085,292 2,006,091 –
Materials 32,834,124 32,360,050 474,074 –
Real Estate 36,172,508 36,172,508 – –
Utilities 21,214,465 21,214,465 – –
Registered Investment Companies
Unaffiliated 14,285,004 14,285,004 – –
Affiliated 494,033,291 474,321,538 19,711,753 –
Long-Term Fixed Income
Collateralized Mortgage Obligations 254,849 – 254,849 –
Commercial Mortgage-Backed Securities 171,431 – 171,431 –
Mortgage-Backed Securities 24,185,990 – 24,185,990 –
U.S. Government & Agencies 34,806,773 – 34,806,773 –
Short-Term Investments 18,480,749 – 18,480,749 –
Subtotal Investments in Securities $1,383,486,224 $1,281,027,544 $102,458,680 $–
Other Investments  * Total
Affiliated Registered Investment Companies 153,645,627
Affiliated Short-Term Investments 204,220,695
Collateral Held for Securities Loaned 8,507,945
Subtotal Other Investments $366,374,267
Total Investments at Value $1,749,860,491
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 17,675,489 17,675,489 – –
Total Asset Derivatives $17,675,489 $17,675,489 $– $–
Liability Derivatives
Futures Contracts 16,108,130 16,108,130 – –
Total Liability Derivatives $16,108,130 $16,108,130 $– $–

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Aggressive Allocation Portfolio's futures contracts held as of June 30, 2022. Investments and/or cash totaling
$16,012,776 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 69 September 2022 $ 8,258,050 ( $ 79,394)
CBOT U.S. Long Bond 8 September 2022 1,126,651 (17,651)
CME E-mini Russell 2000 Index 7 September 2022 635,637 (37,837)
CME E-mini S&P 500 Index 1,385 September 2022 276,196,079 (13,773,204)
CME E-mini S&P Mid-Cap 400 Index 8 September 2022 1,972,073 (157,673)
CME Ultra Long Term U.S. Treasury Bond 14 September 2022 2,217,843 (57,031)
ICE mini MSCI EAFE Index 483 September 2022 46,527,661 (1,690,770)
ICE US mini MSCI Emerging Markets Index 228 September 2022 11,725,350 (294,570)
Total Futures Long Contracts $ 348,659,344 ( $ 16,108,130)
CBOT 2-Yr. U.S. Treasury Note (16) September 2022 ( $ 3,369,826) $ 9,576
CBOT 5-Yr. U.S. Treasury Note (42) September 2022 (4,728,827) 14,327
CME E-mini Russell 2000 Index (521) September 2022 (47,890,444) 3,397,044
CME E-mini S&P Mid-Cap 400 Index (633) September 2022 (157,815,328) 14,250,928
Ultra 10-Yr. U.S. Treasury Note (4) September 2022 (513,114) 3,614
Total Futures Short Contracts ( $ 214,317,539) $17,675,489
Total Futures Contracts $ 134,341,805 $1,567,359
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2022, for Aggressive Allocation
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 17,647,972
Total Equity Contracts 17,647,972
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 27,517
Total Interest Rate Contracts 27,517
Total Asset Derivatives $17,675,489
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 15,954,054
Total Equity Contracts 15,954,054
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 154,076
Total Interest Rate Contracts 154,076
Total Liability Derivatives $16,108,130
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2022, for
Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (32,258,599)
Total Equity Contracts
(32,258,599)
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 13,203
Futures Net realized gains/(losses) on Futures contracts (498,166)
Total Interest Rate Contracts
(484,963)
Total ($32,743,562)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2022, for Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (2,332,581)
Total Equity Contracts (2,332,581)
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts (4,972)
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (197,637)
Total Interest Rate Contracts (202,609)
Total ($2,535,190)
The following table presents Aggressive Allocation Portfolio's average volume of derivative activity during the period ended June 30, 2022.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $414,968,482
Futures - Short (220,805,183)
Interest Rate Contracts
Futures - Long 10,837,842
Futures - Short (13,494,601)
Options Written (554,225)

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation
Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
6/30/2022
Shares Held at
6/30/2022
% of Net
Assets
6/30/2022
Affiliated Registered Investment Companies
Core Emerging Markets Equity $50,489 $– $– $41,253 4,736 2.4%
Core International Equity 53,279 – – 42,281 4,888 2.5
Core Low Volatility Equity 79,372 – – 70,111 5,937 4.1
Core Small Cap Value – 20,970 – 19,712 2,263 1.1
Global Stock 80,300 9,271 – 63,408 5,712 3.7
High Yield 10,753 251 – 9,311 2,369 0.5
Income 6,181 268 – 5,258 604 0.3
International Allocation 152,223 14,288 – 120,974 15,080 7.0
International Index 11,827 298 – 9,555 877 0.5
Large Cap Value 98,380 8,299 – 87,174 4,491 5.1
Limited Maturity Bond 10,428 122 – 9,977 1,058 0.6
Mid Cap Stock 134,028 20,722 – 103,287 6,047 6.0
Small Cap Stock 76,936 12,618 – 65,376 3,773 3.8
Total Affiliated Registered Investment
Companies 764,196 647,677 37.6
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% 229,547 242,251 267,577 204,221 20,422 11.8
Total Affiliated Short-Term Investments 229,547 204,221 11.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 7,667 194,049 193,208 8,508 8,508 0.5
Total Collateral Held for Securities Loaned 7,667 8,508 0.5
Total Value $1,001,410 $860,406
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 6/30/2022
Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $(9,236) $ – $–
Core International Equity – (10,998) – –
Core Low Volatility Equity – (9,261) – –
Core Small Cap Value Fund – (1,258) – –
Global Stock – (26,163) 8,511 760
High Yield – (1,693) – 251
Income – (1,191) 177 93
International Allocation – (45,537) 10,777 3,511
International Index – (2,570) 31 267
Large Cap Value – (19,505) 7,100 1,198
Limited Maturity Bond – (573) 33 89
Mid Cap Stock – (51,463) 20,360 362
Small Cap Stock – (24,178) 12,385 233
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% – – – 764
Total Income/Non Income Cash from Affiliated
Investments $7,528
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 22
Total Affiliated Income from Securities Loaned, Net $22
Total Value $– $(203,626) $ 59,374

All Cap Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 96.7% ) Value
Communications Services (6.8%)
2,660 Alphabet, Inc., Class C
a
$ 5,818,617
44,430 Comcast Corporation 1,743,433
29,720 Verizon Communications, Inc. 1,508,290
10,930 ZoomInfo Technologies, Inc.
a
363,313
Total 9,433,653
Consumer Discretionary (12.2%)
22,810 Amazon.com, Inc.
a
2,422,650
710 Booking Holdings, Inc.
a
1,241,783
3,500 Burlington Stores, Inc.
a
476,805
9,270 Caesars Entertainment, Inc.
a
355,041
10,780 Canada Goose Holdings, Inc.
a
194,148
1,010 Chipotle Mexican Grill, Inc.
a
1,320,333
17,190 Clarus Corporation 326,438
9,930 Dollar General Corporation 2,437,219
6,040 Dollar Tree, Inc.
a
941,334
37,321 Everi Holdings, Inc.
a
608,706
8,940 NIKE, Inc. 913,668
160 NVR, Inc.
a
640,662
3,320 O'Reilly Automotive, Inc.
a
2,097,443
5,450 Papa John's International, Inc. 455,184
15,370 Sony Group Corporation ADR 1,256,805
2,120 Tesla, Inc.
a
1,427,650
Total 17,115,869
Consumer Staples (4.8%)
15,900 BJ's Wholesale Club Holdings,
Inc.
a
990,888
3,020 Casey's General Stores, Inc. 558,640
7,590 Celsius Holdings, Inc.
a
495,324
23,160 Philip Morris International, Inc. 2,286,818
20,990 Sysco Corporation 1,778,063
21,580 Turning Point Brands, Inc. 585,465
Total 6,695,198
Energy (4.5%)
7,662 ConocoPhillips 688,124
18,368 Devon Energy Corporation 1,012,261
12,490 Helmerich & Payne, Inc. 537,819
21,100 NOV, Inc. 356,801
9,370 Pioneer Natural Resources
Company 2,090,260
14,790 Valero Energy Corporation 1,571,881
Total 6,257,146
Financials (12.7%)
9,210 Ally Financial, Inc. 308,627
6,760 American Express Company 937,071
6,480 Ameriprise Financial, Inc. 1,540,167
11,270 Arch Capital Group, Ltd.
a
512,672
15,082 Charles Schwab Corporation 952,881
12,520 Chubb, Ltd. 2,461,182
10,010 Enterprise Financial Services
Corporation 415,415
13,430 Equitable Holdings, Inc. 350,120
6,430 Hamilton Lane, Inc. 431,967
4,280 Houlihan Lokey, Inc. 337,820
13,480 J.P. Morgan Chase & Company 1,517,983
3,580 Kinsale Capital Group, Inc. 822,111
24,350 Morgan Stanley 1,852,061
670 MSCI, Inc. 276,141
4,440 S&P Global, Inc. 1,496,546
7,650 Signature Bank 1,370,957
Shares Common Stock (96.7%) Value
Financials (12.7%) - continued
920 SVB Financial Group
a
$ 363,391
6,550 Texas Capital Bancshares, Inc.
a
344,792
5,960 Western Alliance Bancorp 420,776
5,380 Zions Bancorporation NA 273,842
1,880 Zurich Insurance Group AG 819,818
Total 17,806,340
Health Care (15.2%)
920 Argenx SE ADR
a
348,570
32,540 AstraZeneca plc ADR 2,149,918
8,750 Danaher Corporation 2,218,300
3,320 DexCom, Inc.
a
247,440
25,760 Edwards Lifesciences Corporation
a
2,449,518
5,330 Elevance Health, Inc. 2,572,151
47,986 Inotiv, Inc.
a
460,666
3,530 Insulet Corporation
a
769,328
7,260 Laboratory Corporation of America
Holdings 1,701,454
8,623 Lantheus Holdings, Inc.
a
569,377
16,490 Medtronic plc 1,479,977
24,450 Merck & Company, Inc. 2,229,106
15,640 NuVasive, Inc.
a
768,862
18,095 Progyny, Inc.
a
525,660
9,190 Silk Road Medical, Inc.
a
334,424
7,310 Veeva Systems, Inc.
a
1,447,672
9,260 Zimmer Biomet Holdings, Inc. 972,856
Total 21,245,279
Industrials (10.1%)
12,060 Altra Industrial Motion Corporation 425,115
13,960 Badger Infrastructure Solutions,
Ltd. 306,270
1,160 Carlisle Companies, Inc. 276,788
7,850 Crane Holdings, Company 687,346
5,960 Deere & Company 1,784,841
27,610 Delta Air Lines, Inc.
a
799,862
45,680 Dun & Bradstreet Holdings, Inc.
a
686,570
13,000 Howmet Aerospace, Inc. 408,850
41,270 Janus International Group, Inc.
a
372,668
8,070 ManpowerGroup, Inc. 616,629
2,690 Middleby Corporation
a
337,218
8,952 Norfolk Southern Corporation 2,034,700
6,260 Parker-Hannifin Corporation 1,540,273
4,170 Regal Rexnord Corporation 473,378
19,920 Summit Materials, Inc.
a
463,937
8,520 Timken Company 451,986
10,230 United Parcel Service, Inc. 1,867,384
18,540 WillScot Mobile Mini Holdings
Corporation
a
601,067
Total 14,134,882
Information Technology (19.2%)
1,500 ANSYS, Inc.
a
358,935
39,320 Apple, Inc. 5,375,830
5,260 Avalara, Inc.
a
371,356
5,310 Blackline, Inc.
a
353,646
8,560 Block, Inc.
a
526,098
7,720 Ciena Corporation
a
352,804
41,630 Cisco Systems, Inc. 1,775,103
9,480 Cognex Corporation 403,090
5,700 CommVault Systems, Inc.
a
358,530
8,030 Dolby Laboratories, Inc. 574,627
3,260 F5, Inc.
a
498,910
4,200 Five9, Inc.
a
382,788

All Cap Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (96.7%) Value
Information Technology (19.2%) - continued
16,370 Juniper Networks, Inc. $ 466,545
9,690 Lattice Semiconductor
Corporation
a
469,965
1,490 Littelfuse, Inc. 378,520
6,500 Mastercard, Inc. 2,050,620
26,860 Microsoft Corporation 6,898,454
14,480 National Instruments Corporation 452,210
1,870 NICE, Ltd. ADR
a,b
359,882
9,700 NVIDIA Corporation 1,470,423
12,250 PayPal Holdings, Inc.
a
855,540
11,020 QUALCOMM, Inc. 1,407,695
2,655 Snowflake, Inc.
a
369,204
5,690 TTEC Holdings, Inc. 386,294
Total 26,897,069
Materials (4.1%)
64,780 Axalta Coating Systems, Ltd.
a
1,432,286
6,300 Ball Corporation 433,251
9,440 Berry Plastics Group, Inc.
a
515,801
17,710 Carpenter Technology Corporation 494,286
24,600 International Paper Company 1,029,018
15,280 LyondellBasell Industries NV 1,336,389
7,420 Steel Dynamics, Inc. 490,833
Total 5,731,864
Real Estate (3.9%)
5,160 Agree Realty Corporation 372,191
3,760 Alexandria Real Estate Equities,
Inc. 545,313
4,390 AvalonBay Communities, Inc. 852,757
4,130 Camden Property Trust 555,402
9,880 Duke Realty Corporation 542,906
1,450 Equinix, Inc. 952,679
6,390 FirstService Corporation 774,468
6,840 Prologis, Inc. 804,726
Total 5,400,442
Utilities (3.2%)
15,270 CenterPoint Energy, Inc. 451,687
12,190 Duke Energy Corporation 1,306,890
3,750 Entergy Corporation 422,400
5,010 Evergy, Inc. 326,902
20,384 NextEra Energy, Inc. 1,578,945
7,230 Portland General Electric
Company 349,426
Total 4,436,250
Total Common Stock
(cost $132,134,624) 135,153,992
Shares
Collateral Held for Securities
Loaned ( 0.5% ) Value
749,675 Thrivent Cash Management Trust 749,675
Total Collateral Held for
Securities Loaned
(cost $749,675) 749,675
Shares
Registered Investment
Companies ( 0.4% ) Value
Unaffiliated  (0.4%)
8,810 SPDR S&P Homebuilders ETF
b
$ 481,995
Total 481,995
Total Registered Investment
Companies (cost $402,965) 481,995
Shares Short-Term Investments ( 2.8% ) Value
Thrivent Core Short-Term Reserve
Fund
390,180 1.630% 3,901,797
Total Short-Term Investments
(cost $3,901,065) 3,901,797
Total Investments (cost
$137,188,329) 100.4% $140,287,459
Other Assets and Liabilities, Net
(0.4%) (522,749)
Total Net Assets 100.0% $139,764,710
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent All Cap Portfolio as of
June 30, 2022:
Securities Lending Transactions
Common Stock $ 723,523
Total lending $723,523
Gross amount payable upon return of
collateral for securities loaned $749,675
Net amounts due to counterparty $26,152
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 17,315,429
Gross unrealized depreciation (14,573,124)
Net unrealized appreciation (depreciation) $ 2,742,305
Cost for federal income tax purposes $ 137,545,154

All Cap Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2022, in valuing All Cap Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 9,433,653 9,433,653 – –
Consumer Discretionary 17,115,869 17,115,869 – –
Consumer Staples 6,695,198 6,695,198 – –
Energy 6,257,146 6,257,146 – –
Financials 17,806,340 16,986,522 819,818 –
Health Care 21,245,279 21,245,279 – –
Industrials 14,134,882 13,828,612 306,270 –
Information Technology 26,897,069 26,897,069 – –
Materials 5,731,864 5,731,864 – –
Real Estate 5,400,442 5,400,442 – –
Utilities 4,436,250 4,436,250 – –
Registered Investment Companies
Unaffiliated 481,995 481,995 – –
Subtotal Investments in Securities $135,635,987 $134,509,899 $1,126,088 $–
Other Investments  * Total
Affiliated Short-Term Investments 3,901,797
Collateral Held for Securities Loaned 749,675
Subtotal Other Investments $4,651,472
Total Investments at Value $140,287,459
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in All Cap Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
6/30/2022
Shares Held at
6/30/2022
% of Net
Assets
6/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% $3,317 $7,686 $7,101 $3,902 390 2.8%
Total Affiliated Short-Term Investments 3,317 3,902 2.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,219 10,469 10,938 750 750 0.5
Total Collateral Held for Securities Loaned 1,219 750 0.5
Total Value $4,536 $4,652
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 6/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% $– $– $ – $13
Total Income/Non Income Cash from Affiliated
Investments $13
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total Value $– $– $ –

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 10.0% )
a
Value
Basic Materials (0.6%)
Flexsys Holdings, Inc., Term Loan
$ 513,713
6.916%,  (LIBOR 1M +
5.250%), 11/1/2028
b,c
$ 473,900
INEOS US Petrochem, LLC, Term
Loan
524,700
4.416%,  (LIBOR 1M +
2.750%), 1/29/2026
b
494,037
Innophos Holdings, Inc., Term
Loan
342,125
5.166%,  (LIBOR 1M +
3.500%), 2/7/2027
b,c
327,585
Momentive Performance Materials
USA, LLC, Term Loan
326,890
4.920%,  (LIBOR 1M +
3.250%), 5/15/2024
b
315,178
Nouryon USA, LLC, Term Loan
669,376
5.250%,  (LIBOR 3M +
3.000%), 10/1/2025
b
631,931
Venator Finance SARL, Term Loan
408,566
4.666%,  (LIBOR 1M +
3.000%), 8/8/2024
b,c
383,030
Total 2,625,661
Capital Goods (2.4%)
AZZ, Inc., Term Loan
177,000
5.875%,  (TSFR1M +
4.250%), 5/6/2029
b,c
168,592
Bingo Industries, Ltd., Term Loan
183,612
5.750%,  (LIBOR 3M +
3.500%), 8/9/2028
b,c
172,137
BW Holding, Inc., Delayed Draw
87,916
5.175%,  (LIBOR 3M +
4.000%), 12/14/2028
b
82,312
BW Holding, Inc., Term Loan
334,099
5.175%,  (LIBOR 1M +
4.000%), 12/14/2028
b
312,800
196,507
5.547%,  (TSFR1M +
4.000%), 12/14/2028
b
183,980
CP Atlas Buyer, Inc., Term Loan
404,956
5.416%,  (LIBOR 1M +
3.750%), 11/23/2027
b
354,506
Foley Products Company, LLC,
Term Loan
474,810
6.954%,  (SOFRRATE +
4.750%), 2/16/2029
b
448,102
Gemini HDPE, LLC, Term Loan
492,398
4.239%,  (LIBOR 3M +
3.000%), 12/31/2027
b
468,703
GFL Environmental, Inc., Term
Loan
526,975
4.239%,  (LIBOR 3M +
3.000%), 5/31/2025
b
512,704
Grinding Media, Inc., Term Loan
516,100
4.796%,  (LIBOR 3M +
4.000%), 10/12/2028
b,c
469,651
Groupe Solmax, Inc., Term Loan
487,755
7.000%,  (LIBOR 3M +
4.750%), 7/23/2028
b
434,916
HRNI Holdings, LLC, Term Loan
254,600
5.916%,  (LIBOR 1M +
4.250%), 12/10/2028
b
246,962
Principal
Amount Bank Loans (10.0%)
a
Value
Capital Goods (2.4%) - continued
Hyperion Materials &
Technologies, Inc., Term Loan
$ 310,937
6.075%,  (LIBOR 3M +
4.500%), 8/30/2028
b
$ 292,670
LABL, Inc., Term Loan
131,837
6.666%,  (LIBOR 1M +
5.000%), 10/29/2028
b
121,511
LRS Holdings, LLC, Term Loan
265,665
5.916%,  (LIBOR 1M +
4.250%), 8/31/2028
b,c
247,733
LTR Intermediate Holdings, Inc.,
Term Loan
295,508
6.750%,  (LIBOR 3M +
4.500%), 5/7/2028
b
269,896
Mauser Packaging Solutions
Holding Company, Term Loan
535,594
4.312%,  (LIBOR 1M +
3.250%), 4/3/2024
b
502,676
Natgasoline, LLC, Term Loan
419,775
5.188%,  (LIBOR 1M +
3.500%), 11/14/2025
b,c
399,836
Novae, LLC, Delayed Draw
158,000
6.625%,  (SOFRRATE +
5.000%), 12/22/2028
b
147,994
Novae, LLC, Term Loan
551,617
6.625%,  (SOFRRATE +
5.000%), 12/22/2028
b
516,684
Pactiv Evergreen Group Holdings,
Inc., Term Loan
443,250
4.916%,  (LIBOR 1M +
3.250%), 2/5/2026
b
412,502
Quikrete Holdings Inc., Term Loan
309,225
4.666%,  (LIBOR 1M +
3.000%), 6/11/2028
b
291,058
RLG Holdings, LLC, Term Loan
280,552
5.916%,  (LIBOR 1M +
4.250%), 7/8/2028
b
261,146
Smyrna Ready Mix Concrete, LLC,
Term Loan
446,000
5.875%,  (TSFR1M +
4.250%), 4/1/2029
b,c
411,435
TransDigm, Inc., Term Loan
1,199,250
3.916%,  (LIBOR 1M +
2.250%), 12/9/2025
b
1,134,622
TricorBraun Holdings, Inc., Term
Loan
613,987
4.916%,  (LIBOR 1M +
3.250%), 3/3/2028
b
569,583
Trident TPI Holdings, Inc., Delayed
Draw
37,345
5.410%,  (LIBOR 3M +
4.000%), 9/17/2028
b,d,e
34,955
Trident TPI Holdings, Inc., Term
Loan
270,456
6.250%,  (LIBOR 3M +
4.000%), 9/17/2028
b
253,147
Venga Finance SARL, Term Loan
267,000
0.000%,  (LIBOR 2M +
4.750%), 12/3/2028
b,c,d,e
248,310

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (10.0%)
a
Value
Capital Goods (2.4%) - continued
Waterlogic USA Holdings, Inc.,
Term Loan
$ 277,900
6.416%,  (LIBOR 1M +
4.750%), 8/12/2028
b
$ 268,985
Total 10,240,108
Communications Services (1.7%)
Audacy Capital Corporation, Term
Loan
432,925
4.133%,  (LIBOR 1M +
2.500%), 11/17/2024
b
382,598
Cablevision Lightpath, LLC, Term
Loan
512,200
4.574%,  (LIBOR 1M +
3.250%), 12/1/2027
b
481,791
Cengage Learning, Inc., Term
Loan
506,175
5.750%,  (LIBOR 3M +
4.750%), 7/14/2026
b
455,320
CMG Media Corporation, Term
Loan
300,425
5.166%,  (LIBOR 1M +
3.500%), 12/17/2026
b
276,142
CommScope, Inc., Term Loan
889,837
4.916%,  (LIBOR 1M +
3.250%), 4/4/2026
b
796,965
DIRECTV Financing, LLC, Term
Loan
540,850
6.666%,  (LIBOR 1M +
5.000%), 8/2/2027
b
496,457
E.W. Scripps Company, Term Loan
203,044
4.416%,  (LIBOR 1M +
2.750%), 1/7/2028
b
191,750
iHeartCommunications, Inc., Term
Loan
360,175
4.666%,  (LIBOR 1M +
3.000%), 5/1/2026
b
333,763
Metronet Systems Holdings, LLC,
Term Loan
495,391
5.055%,  (LIBOR 1M +
3.750%), 6/2/2028
b
457,409
NEP Group, Inc., Term Loan
694,800
4.916%,  (LIBOR 1M +
3.250%), 10/20/2025
b
644,177
146,000
8.666%,  (LIBOR 1M +
7.000%), 10/19/2026
b,d,e
133,499
Nexstar Media, Inc., Term Loan
502,188
4.166%,  (LIBOR 1M +
2.500%), 9/19/2026
b
493,957
ORBCOMM, Inc., Term Loan
272,937
5.916%,  (LIBOR 1M +
4.250%), 9/1/2028
b
251,558
Sharp Midco, LLC, Term Loan
110,723
6.250%,  (LIBOR 3M +
4.000%), 1/20/2029
b,c
103,526
Voyage Australia, Pty. Ltd., Term
Loan
263,012
4.563%,  (LIBOR 3M +
3.500%), 7/20/2028
b
245,425
Xplornet Communications, Inc.,
Term Loan
272,938
5.666%,  (LIBOR 1M +
4.000%), 10/1/2028
b
248,567
Principal
Amount Bank Loans (10.0%)
a
Value
Communications Services (1.7%) - continued
$ 245,000
8.666%,  (LIBOR 1M +
7.000%), 10/1/2029
b,c
$ 219,275
Zacapa SARL, Term Loan
163,590
6.304%,  (SOFRRATE +
4.250%), 3/22/2029
b
152,302
Zayo Group Holdings, Inc., Term
Loan
988,776
4.666%,  (LIBOR 1M +
3.000%), 3/9/2027
b
908,794
Total 7,273,275
Consumer Cyclical (1.1%)
ACProducts Holdings, Inc., Term
Loan
391,050
6.060%,  (LIBOR 3M +
4.250%), 5/17/2028
b
301,109
AI Aqua Merger Sub, Inc., Term
Loan
315,000
4.831%,  (TSFR1M +
3.750%), 7/30/2028
b
286,256
Allen Media, LLC, Term Loan
147,727
7.704%,  (LIBOR 3M +
5.500%), 2/10/2027
b
130,591
American Trailer World
Corporation, Term Loan
541,714
5.375%,  (LIBOR 1M +
3.750%), 3/5/2028
b
462,716
Caesars Resort Collection, LLC,
Term Loan
227,683
5.166%,  (LIBOR 1M +
3.500%), 7/20/2025
b
218,974
Carnival Corporation, Term Loan
251,788
5.877%,  (LIBOR 3M +
3.000%), 6/30/2025
b
233,282
Golden Entertainment, Inc., Term
Loan
839,985
4.630%,  (LIBOR 1M +
3.000%), 10/20/2024
b
816,625
Great Canadian Gaming
Corporation, Term Loan
170,000
6.096%,  (LIBOR 3M +
4.000%), 11/1/2026
b
159,545
PetSmart, LLC, Term Loan
779,112
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
731,197
Secure Acquisition, Inc., Delayed
Draw
43,000
0.000%,  (LIBOR 1M +
5.000%), 12/23/2028
b,c,d,e
39,990
Secure Acquisition, Inc., Term
Loan
288,278
7.250%,  (LIBOR 3M +
5.000%), 12/23/2028
b,c
268,098
Staples, Inc., Term Loan
188,660
5.786%,  (LIBOR 3M +
4.500%), 9/12/2024
b
172,886
318,588
6.286%,  (LIBOR 3M +
5.000%), 4/12/2026
b
276,196
Tenneco, Inc., Term Loan
255,369
4.666%,  (LIBOR 1M +
3.000%), 10/1/2025
b
245,154

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (10.0%)
a
Value
Consumer Cyclical (1.1%) - continued
Voyage Digital NZ/US, Term Loan
$ 476,000
0.000%,  (SOFRRATE +
4.500%), 5/13/2029
b,c,d,e
$ 452,200
Total 4,794,819
Consumer Non-Cyclical (1.9%)
Adient US, LLC, Term Loan
148,500
4.916%,  (LIBOR 1M +
3.250%), 4/8/2028
b
137,857
Alltech, Inc., Term Loan
257,705
5.666%,  (LIBOR 1M +
4.000%), 10/15/2028
b
240,846
Bausch Health Companies, Inc.,
Term Loan
743,000
0.000%,  (SOFRRATE +
5.250%), 2/1/2027
b,d,e
635,183
Blue Ribbon, LLC, Term Loan
336,875
7.062%,  (LIBOR 1M +
6.000%), 5/7/2028
b
306,556
Chobani, LLC, Term Loan
265,275
5.166%,  (LIBOR 1M +
3.500%), 10/23/2027
b
239,941
City Brewing Company, LLC, Term
Loan
654,890
4.469%,  (LIBOR 1M +
3.500%), 4/5/2028
b
579,577
CNT Holdings I Corporation, Term
Loan
345,625
4.690%,  (LIBOR 1M +
3.500%), 11/8/2027
b
327,407
95,000
7.940%,  (LIBOR 1M +
6.750%), 11/6/2028
b
91,121
Del Monte Foods, Inc., Term Loan
178,000
5.684%,  (SOFRRATE +
4.250%), 5/16/2029
b
167,320
Gainwell Acquisition Corporation,
Term Loan
503,609
6.250%,  (LIBOR 3M +
4.000%), 10/1/2027
b
475,281
Global Medical Response, Inc.,
Term Loan
1,344,761
5.250%,  (LIBOR 1M +
4.250%), 10/2/2025
b
1,248,113
Herens US Holdco Corporation,
Term Loan
470,265
6.250%,  (LIBOR 3M +
4.000%), 7/2/2028
b
418,536
Mamba Purchaser, Inc., Term Loan
50,000
8.095%,  (LIBOR 1M +
6.500%), 10/14/2029
b
47,750
Packaging Coordinators Midco,
Inc., Term Loan
265,980
6.000%,  (LIBOR 3M +
3.750%), 11/30/2027
b
250,798
Pegasus Bidco BV, Term Loan
236,000
0.000%,  (TSFR1M +
4.250%), 5/5/2029
b,d,e
223,315
Precision Medicine Group, LLC,
Delayed Draw
32,446
0.000%,  (LIBOR 1M +
3.750%), 11/20/2027
b,c,d,e
29,932
Principal
Amount Bank Loans (10.0%)
a
Value
Consumer Non-Cyclical (1.9%) - continued
Precision Medicine Group, LLC,
Term Loan
$ 515,110
5.250%,  (LIBOR 3M +
3.000%), 11/20/2027
b,c
$ 475,189
Prime Security Services Borrower,
LLC, Term Loan
1,456,562
3.560%,  (LIBOR 1M +
2.750%), 9/23/2026
b
1,356,730
Spectrum Group Buyer, Inc., Term
Loan
680,000
7.250%,  (TSFR1M +
6.500%), 5/19/2028
b
660,790
Total 7,912,242
Energy (0.1%)
GIP II Blue Holding, LP, Term Loan
390,432
6.750%,  (LIBOR 3M +
4.500%), 9/29/2028
b
377,579
Total 377,579
Financials (0.4%)
Asurion, LLC, Term Loan
211,775
4.916%,  (LIBOR 1M +
3.250%), 12/23/2026
b
191,525
691,250
4.916%,  (LIBOR 1M +
3.250%), 7/31/2027
b
623,853
440,000
6.916%,  (LIBOR 1M +
5.250%), 2/3/2028
b
374,000
165,000
6.916%,  (LIBOR 1M +
5.250%), 1/15/2029
b
139,425
Rinchem Company, LLC, Term
Loan
119,000
6.654%,  (SOFRRATE +
4.500%), 3/2/2029
b,c
111,116
Stonepeak Taurus Lower Holdings,
LLC, Term Loan
178,000
9.154%,  (SOFRRATE +
7.000%), 1/28/2030
b,c
162,870
Tiger Acquisition, LLC, Term Loan
168,725
4.916%,  (LIBOR 1M +
3.250%), 6/1/2028
b
150,496
Total 1,753,285
Technology (0.8%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
543,888
4.739%,  (LIBOR 3M +
3.500%), 8/21/2026
b
465,704
Crown Subsea Communications
Holding, Inc., Term Loan
396,678
5.812%,  (LIBOR 1M +
4.750%), 4/27/2027
b,c
376,844
Gogo Intermediate Holdings, LLC,
Term Loan
430,650
4.989%,  (LIBOR 3M +
3.750%), 4/30/2028
b
406,534
Gridiron Fiber Corporation, Term
Loan
291,270
6.750%,  (LIBOR 3M +
4.500%), 10/4/2028
b
273,794

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (10.0%)
a
Value
Technology (0.8%) - continued
Lummus Technology Holdings V,
LLC, Term Loan
$ 319,519
5.166%,  (LIBOR 1M +
3.500%), 6/30/2027
b
$ 294,529
Rackspace Technology Global,
Inc., Term Loan
938,125
4.160%,  (LIBOR 3M +
2.750%), 2/9/2028
b
852,521
Redstone Holdco 2 LP, Term Loan
279,531
5.934%,  (LIBOR 3M +
4.750%), 4/27/2028
b
239,466
160,591
8.975%,  (LIBOR 3M +
7.750%), 8/6/2029
b
137,466
SS&C Technologies, Inc., Term
Loan
41,619
3.416%,  (LIBOR 1M +
1.750%), 4/16/2025
b
39,460
36,063
3.416%,  (LIBOR 1M +
1.750%), 4/16/2025
b
34,192
Total 3,120,510
Transportation (0.5%)
AAdvantage Loyalty IP, Ltd., Term
Loan
840,000
5.813%,  (LIBOR 3M +
4.750%), 4/20/2028
b
799,798
Air Canada, Term Loan
178,000
4.250%,  (LIBOR 3M +
3.500%), 8/11/2028
b,c
163,315
Hertz Corporation, Term Loan
138,600
4.920%,  (LIBOR 1M +
3.250%), 6/30/2028
b
130,234
26,385
4.920%,  (LIBOR 1M +
3.250%), 6/30/2028
b
24,792
SkyMiles IP, Ltd., Term Loan
695,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
690,003
United Airlines, Inc., Term Loan
291,312
5.392%,  (LIBOR 1M +
3.750%), 4/21/2028
b
270,012
Total 2,078,154
Utilities (0.5%)
Advanced Drainage Systems, Inc.,
Term Loan
60,209
3.395%,  (LIBOR 1M +
2.250%), 9/24/2026
b
59,908
Constellation Renewables, LLC,
Term Loan
146,275
4.080%,  (LIBOR 3M +
2.500%), 12/15/2027
b
140,717
CQP Holdco, LP, Term Loan
608,850
6.000%,  (LIBOR 3M +
3.750%), 6/4/2028
b
570,797
EnergySolutions, LLC, Term Loan
310,691
6.000%,  (LIBOR 3M +
3.750%), 5/11/2025
b
287,519
Freeport LNG Investments, LLP,
Term Loan
498,554
4.563%,  (LIBOR 3M +
3.500%), 12/21/2028
b
429,589
Principal
Amount Bank Loans (10.0%)
a
Value
Utilities (0.5%) - continued
GIP III Stetson I, LP, Term Loan
$ 287,343
5.916%,  (LIBOR 1M +
4.250%), 7/18/2025
b,d,e
$ 270,732
Osmose Utilities Services, Inc.,
Term Loan
109,175
4.916%,  (LIBOR 1M +
3.250%), 6/22/2028
b
96,961
PG&E Corporation, Term Loan
248,221
4.688%,  (LIBOR 1M +
3.000%), 6/23/2025
b
233,452
Total 2,089,675
Total Bank Loans
(cost $45,403,510) 42,265,308
Principal
Amount Long-Term Fixed Income ( 37.6% ) Value
Asset-Backed Securities (2.4%)
510 Asset Backed Trust
200,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
f,g
184,729
369,265
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
f,g
344,646
200,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
f,g
182,866
Anchorage Capital CLO 21, Ltd.
250,000
3.463%,  (LIBOR 3M +
2.400%), 10/20/2034, Ser.
2021-21A, Class C
b,f
237,528
Ares XL CLO, Ltd.
250,000
3.844%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,f
228,914
Babson CLO, Ltd.
300,000
3.963%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,f
276,082
Barings CLO, Ltd.
400,000
4.213%,  (LIBOR 3M +
3.150%), 1/20/2032, Ser.
2016-2A, Class DR2
b,f
376,784
Business Jet Securities, LLC
292,153
4.455%,  6/15/2037, Ser.
2022-1A, Class A
f
281,669
CarVal CLO, Ltd.
350,000
4.880%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
b,f
322,904
College Avenue Student Loans,
LLC
116,641
3.274%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
*,b
115,494
Colony American Finance, Ltd.
350,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
f
327,804
Dewolf Park CLO, Ltd.
350,000
3.894%,  (LIBOR 3M +
2.850%), 10/15/2030, Ser.
2017-1A, Class DR
b,f
326,534

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.6%) Value
Asset-Backed Securities (2.4%) - continued
Foundation Finance Trust
$ 9,411
3.300%,  7/15/2033, Ser.
2017-1A, Class A
f
$ 9,417
Galaxy XIX CLO, Ltd.
250,000
3.034%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,f
234,023
Harley Marine Financing, LLC
414,187
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
f
412,508
Home RE, Ltd.
325,000
4.426%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
b,f
321,555
Longfellow Place CLO, Ltd.
375,000
3.344%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,f
360,915
Madison Park Funding XIV, Ltd.
500,000
2.536%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,f
481,844
Madison Park Funding XXI, Ltd.
275,000
3.244%,  (LIBOR 3M +
2.200%), 10/15/2032, Ser.
2016-21A, Class BRR
b,f
258,932
Mountain View CLO, Ltd.
460,000
3.394%,  (LIBOR 3M +
2.350%), 10/16/2029, Ser.
2017-1A, Class CR
b,f
436,860
Neuberger Berman CLO, Ltd.
350,000
4.044%,  (LIBOR 3M +
3.000%), 10/15/2029, Ser.
2013-15A, Class DR2
b,f
319,214
OCP CLO, Ltd.
275,000
3.044%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,f
257,956
OZLM IX, Ltd.
425,000
2.613%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,f
409,560
OZLM VIII, Ltd.
300,000
2.694%,  (LIBOR 3M +
1.650%), 10/17/2029, Ser.
2014-8A, Class A2R3
b,f
290,038
Progress Residential Trust
550,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
f
521,170
ROC Securities Trust Series
225,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,f
212,337
Sculptor CLO, Ltd.
250,000
3.463%,  (LIBOR 3M +
2.400%), 1/20/2035, Ser. 28A,
Class C
b,f
233,768
Sound Point CLO XXI, Ltd.
800,000
2.664%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,f
768,310
Principal
Amount Long-Term Fixed Income (37.6%) Value
Asset-Backed Securities (2.4%) - continued
Stratus CLO, Ltd.
$ 425,000
2.591%,  (LIBOR 3M +
2.500%), 12/29/2029, Ser.
2021-1A, Class D
b,f
$ 382,466
TCI-Flatiron CLO, Ltd.
550,000
2.946%,  (TSFR3M +
2.100%), 1/17/2032, Ser.
2016-1A, Class CR3
b,f
518,768
Whitebox CLO III, Ltd.
300,000
3.244%,  (LIBOR 3M +
2.200%), 10/15/2034, Ser.
2021-3A, Class C
b,f
278,008
Wind River CLO, Ltd.
200,000
3.063%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,f
189,841
Total 10,103,444
Basic Materials (0.5%)
Alcoa Nederland Holding BV
95,000 5.500%,  12/15/2027
f
90,012
Anglo American Capital plc
60,000 3.875%,  3/16/2029
f
55,181
Chemours Company
75,000 5.750%,  11/15/2028
f
63,917
Cleveland-Cliffs, Inc.
60,000 5.875%,  6/1/2027 55,952
40,000 4.625%,  3/1/2029
f,h
35,300
40,000 4.875%,  3/1/2031
f,h
35,267
Consolidated Energy Finance SA
118,000 5.625%,  10/15/2028
f
94,926
Ecolab, Inc.
54,000 2.125%,  2/1/2032 45,545
EverArc Escrow Sarl
59,000 5.000%,  10/30/2029
f
49,661
First Quantum Minerals, Ltd.
126,000 6.875%,  10/15/2027
f
112,652
Freeport-McMoRan, Inc.
128,000 4.625%,  8/1/2030 118,756
Glencore Funding, LLC
67,000 4.000%,  3/27/2027
f
64,424
Hecla Mining Company
25,000 7.250%,  2/15/2028 23,047
Hudbay Minerals, Inc.
70,000 4.500%,  4/1/2026
f
58,575
Ingevity Corporation
100,000 3.875%,  11/1/2028
f
83,750
LYB International Finance III, LLC
62,000 1.250%,  10/1/2025 56,101
Mercer International, Inc.
70,000 5.125%,  2/1/2029 59,754
Methanex Corporation
69,000 4.250%,  12/1/2024 65,722
Mosaic Company
15,000 3.250%,  11/15/2022 15,016
87,000 4.050%,  11/15/2027 85,095
Novelis Corporation
30,000 3.250%,  11/15/2026
f
25,358
40,000 4.750%,  1/30/2030
f
33,247
30,000 3.875%,  8/15/2031
f
23,106

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.6%) Value
Basic Materials (0.5%) - continued
Nutrien, Ltd.
$ 86,000 4.000%,  12/15/2026 $ 85,230
OCI NV
55,000 4.625%,  10/15/2025
f
53,087
Olin Corporation
115,000 5.125%,  9/15/2027 105,705
SCIL USA Holdings, LLC
56,000 5.375%,  11/1/2026
f
44,800
SPCM SA
72,000 3.375%,  3/15/2030
f
56,340
SunCoke Energy, Inc.
75,000 4.875%,  6/30/2029
f
59,932
Syngenta Finance NV
89,000 5.182%,  4/24/2028
f
90,092
Taseko Mines, Ltd.
52,000 7.000%,  2/15/2026
f
44,258
Unifrax Escrow Issuer Corporation
64,000 5.250%,  9/30/2028
f
51,065
United States Steel Corporation
116,000 6.875%,  3/1/2029
h
101,220
Westlake Corporation
45,000 3.600%,  8/15/2026 43,808
Total 2,085,901
Capital Goods (1.0%)
Advanced Drainage Systems, Inc.
72,000 6.375%,  6/15/2030
f
70,313
AECOM
115,000 5.125%,  3/15/2027 108,675
Amsted Industries, Inc.
80,000 5.625%,  7/1/2027
f
75,200
ARD Finance SA
23,000 6.500%,  6/30/2027
f
17,060
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
75,000 5.250%,  8/15/2027
f
53,479
26,000 5.250%,  8/15/2027
f
18,540
Boeing Company
30,000 1.950%,  2/1/2024 29,031
79,000 4.875%,  5/1/2025 78,708
52,000 2.196%,  2/4/2026 46,871
67,000 3.250%,  3/1/2028 59,648
90,000 5.150%,  5/1/2030 86,389
Bombardier, Inc.
49,000 7.125%,  6/15/2026
f
40,400
70,000 7.875%,  4/15/2027
f
58,269
60,000 6.000%,  2/15/2028
f
44,964
Builders FirstSource, Inc.
45,000 5.000%,  3/1/2030
f
38,135
Carrier Global Corporation
75,000 2.722%,  2/15/2030 64,757
Caterpillar Financial Services
Corporation
69,000 3.400%,  5/13/2025 68,822
Chart Industries, Inc., Convertible
91,000 1.000%,  11/15/2024
f
261,397
Clydesdale Acquisition Holdings,
Inc.
10,000 6.625%,  4/15/2029
f
9,396
20,000 8.750%,  4/15/2030
f
17,251
Principal
Amount Long-Term Fixed Income (37.6%) Value
Capital Goods (1.0%) - continued
CNH Industrial Capital, LLC
$ 20,000 1.950%,  7/2/2023 $ 19,547
Cornerstone Building Brands, Inc.
50,000 6.125%,  1/15/2029
f
32,122
Covanta Holding Corporation
31,000 5.000%,  9/1/2030 25,305
Covert Mergeco, Inc.
53,000 4.875%,  12/1/2029
f
43,127
CP Atlas Buyer, Inc.
60,000 7.000%,  12/1/2028
f
43,331
Crown Cork & Seal Company, Inc.
50,000 7.375%,  12/15/2026 51,075
General Electric Company
51,000
5.159%,  (LIBOR 3M +
3.330%), 9/15/2022
b,i
44,686
GFL Environmental, Inc.
53,000 4.000%,  8/1/2028
f
43,725
102,000 3.500%,  9/1/2028
f
87,465
H&E Equipment Services, Inc.
120,000 3.875%,  12/15/2028
f
97,050
Howard Midstream Energy
Partners, LLC
71,000 6.750%,  1/15/2027
f
61,167
Howmet Aerospace, Inc.
67,000 6.875%,  5/1/2025 68,829
103,000 3.000%,  1/15/2029 85,309
Huntington Ingalls Industries, Inc.
67,000 4.200%,  5/1/2030 63,132
JELD-WEN, Inc.
30,000 4.625%,  12/15/2025
f
25,500
John Deere Capital Corporation
84,000 2.800%,  7/18/2029 77,315
44,000 3.900%,  6/7/2032 43,497
KBR, Inc., Convertible
160,000 2.500%,  11/1/2023 308,480
Mauser Packaging Solutions
Holding Company
55,000 5.500%,  4/15/2024
f
52,525
70,000 7.250%,  4/15/2025
f
61,075
Meritage Homes Corporation
67,000 3.875%,  4/15/2029
f
55,537
Meritor, Inc.
50,000 4.500%,  12/15/2028
f
48,141
MIWD Holdco II, LLC
39,000 5.500%,  2/1/2030
f
31,386
Nesco Holdings II, Inc.
45,000 5.500%,  4/15/2029
f
37,687
New Enterprise Stone and Lime
Company, Inc.
91,000 5.250%,  7/15/2028
f
74,805
OI European Group BV
85,000 4.750%,  2/15/2030
f
71,187
Otis Worldwide Corporation
47,000 2.056%,  4/5/2025 44,509
Owens-Brockway Glass Container,
Inc.
60,000 5.875%,  8/15/2023
f
59,400
Pactiv Evergreen Group
55,000 4.375%,  10/15/2028
f
46,750

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.6%) Value
Capital Goods (1.0%) - continued
Parker-Hannifin Corporation
$ 40,000 2.700%,  6/14/2024 $ 39,034
Patrick Industries, Inc., Convertible
78,000 1.000%,  2/1/2023 76,362
PGT Innovations, Inc.
73,000 4.375%,  10/1/2029
f
57,558
Raytheon Technologies
Corporation
91,000 4.125%,  11/16/2028 89,805
Republic Services, Inc.
37,000 3.950%,  5/15/2028 36,272
Siemens
Financieringsmaatschappij NV
67,000 1.700%,  3/11/2028
f
58,700
SRM Escrow Issuer, LLC
105,000 6.000%,  11/1/2028
f
88,749
Sunpower Corporation,
Convertible
64,000 4.000%,  1/15/2023 66,144
Textron, Inc.
67,000 3.650%,  3/15/2027 64,585
Titan Acquisition, Ltd.
30,000 7.750%,  4/15/2026
f
27,576
TransDigm, Inc.
50,000 6.250%,  3/15/2026
f
48,188
218,000 5.500%,  11/15/2027 184,947
United Rentals North America, Inc.
70,000 4.875%,  1/15/2028 66,184
60,000 4.000%,  7/15/2030 51,293
Victors Merger Corporation
34,000 6.375%,  5/15/2029
f
20,740
Waste Connections, Inc.
21,000 3.200%,  6/1/2032 18,719
Waste Pro USA, Inc.
35,000 5.500%,  2/15/2026
f
31,091
WESCO Distribution, Inc.
100,000 7.250%,  6/15/2028
f
98,900
Total 4,175,816
Collateralized Mortgage Obligations (2.0%)
Banc of America Alternative Loan
Trust
237,363
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 211,054
Banc of America Mortgage
Securities Trust
86,052
2.246%,  9/25/2035, Ser.
2005-H, Class 3A1
b
80,353
29,752
2.742%,  9/25/2035, Ser.
2005-H, Class 2A1
b
26,813
Bear Stearns Adjustable Rate
Mortgage Trust
53,296
1.987%,  1/25/2034, Ser.
2003-8, Class 5A
b
47,302
Business Jet Securities, LLC
73,373
2.981%,  11/15/2035, Ser.
2020-1A, Class A
f
67,312
CHL Mortgage Pass-Through Trust
54,917
2.884%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
54,275
Principal
Amount Long-Term Fixed Income (37.6%) Value
Collateralized Mortgage Obligations (2.0%) -
continued
$ 248,401
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 $ 152,716
CHNGE Mortgage Trust
289,339
3.757%,  3/25/2067, Ser.
2022-2, Class A1
b,f
275,371
400,000
5.000%,  5/25/2067, Ser.
2022-3, Class A1
b,f
391,311
CIM Trust
109,188
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,f
109,477
Citigroup Mortgage Loan Trust,
Inc.
203,883
2.959%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
181,499
Countrywide Home Loan
Mortgage Pass Through Trust
97,523
2.487%,  11/25/2035, Ser.
2005-22, Class 2A1
b
87,144
Credit Suisse Mortgage Trust
237,881
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,f
210,634
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
151,823
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 141,543
98,323
2.006%,  8/25/2035, Ser.
2005-AR1, Class 2A3
b
90,930
Eagle Re, Ltd.
300,782
3.424%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,f
298,143
Federal Home Loan Mortgage
Corporation
458,915
3.500%,  8/15/2035, Ser.
345, Class C8
j
52,499
Federal Home Loan Mortgage
Corporation - REMIC
342,486
3.000%,  5/15/2027, Ser.
4046, Class GI
j
15,151
363,085
3.500%,  10/15/2032, Ser.
4119, Class KI
j
41,404
497,152
3.000%,  4/15/2033, Ser.
4203, Class DI
j
32,186
Federal National Mortgage
Association - REMIC
431,805
3.000%,  7/25/2027, Ser.
2012-73, Class DI
j
19,507
366,689
3.000%,  7/25/2027, Ser.
2012-74, Class AI
j
14,897
685,212
3.000%,  8/25/2027, Ser.
2012-95, Class HI
j
26,357
888,847
3.000%,  11/25/2027, Ser.
2012-121, Class BI
j
47,953
534,498
3.000%,  12/25/2027, Ser.
2012-139, Class DI
j
23,555
269,160
2.500%,  1/25/2028, Ser.
2012-152, Class AI
j
12,366
703,317
3.000%,  1/25/2028, Ser.
2012-147, Class EI
j
31,143
312,670
3.000%,  2/25/2028, Ser.
2013-2, Class GI
j
16,142
982,205
3.000%,  3/25/2028, Ser.
2013-18, Class IL
j
42,763

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.6%) Value
Collateralized Mortgage Obligations (2.0%) -
continued
$ 298,871
2.500%,  6/25/2028, Ser.
2013-87, Class IW
j
$ 14,893
415,961
3.000%,  11/25/2031, Ser.
2013-69, Class IO
j
16,884
378,179
3.000%,  2/25/2033, Ser.
2013-1, Class YI
j
36,699
Flagstar Mortgage Trust
179,104
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,f
163,778
Genworth Mortgage Insurance
Corporation
225,000
2.826%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
b,f
222,356
GMAC Mortgage Corporation
Loan Trust
57,566
3.214%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
53,555
35,080
2.124%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,k
18,192
GMACM Mortgage Loan Trust
25,591
3.589%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
24,176
GSAA Home Equity Trust
76,740
4.541%,  8/25/2034, Ser.
2004-10, Class M2
g
71,179
IndyMac INDA Mortgage Loan
Trust
614,032
2.919%,  8/25/2036, Ser.
2006-AR1, Class A1
b
525,352
J.P. Morgan Mortgage Trust
230,969
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,f
190,676
Legacy Mortgage Asset Trust
176,752
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
f,g
172,748
Pretium Mortgage Credit Partners,
LLC
450,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
f,g
425,635
250,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
f,g
233,242
275,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
f,g
241,350
Radnor Re, Ltd.
525,000
4.324%,  (LIBOR 1M +
2.700%), 3/25/2028, Ser.
2018-1, Class M2
b,f
520,798
Residential Accredit Loans, Inc.
Trust
100,793
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 88,618
92,008
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 78,876
Residential Asset Securitization
Trust
104,052
2.056%,  1/25/2034, Ser.
2004-IP1, Class A1
b
100,144
203,437
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 195,359
Principal
Amount Long-Term Fixed Income (37.6%) Value
Collateralized Mortgage Obligations (2.0%) -
continued
Residential Funding Mortgage
Security I Trust
$ 162,540
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 $ 135,654
Silver Hill Trust
95,087
3.102%,  11/25/2049, Ser.
2019-1, Class A1
b,f
91,343
Starwood Mortgage Residential
Trust
130,031
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,f
130,093
Structured Adjustable Rate
Mortgage Loan Trust
64,018
2.841%,  7/25/2035, Ser.
2005-15, Class 4A1
b
56,243
Toorak Mortgage Corporation, Ltd.
239,875
2.734%,  3/25/2023, Ser.
2020-1, Class A1
f,g
238,113
Vericrest Opportunity Loan
Transferee
200,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
f,g
188,184
250,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
f,g
239,996
350,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
f,g
331,124
200,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
f,g
187,808
350,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
f,g
329,849
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
f,g
231,646
Verus Securitization Trust
327,323
2.491%,  11/25/2066, Ser.
2021-8, Class A3
b,f
288,578
Total 8,644,941
Commercial Mortgage-Backed Securities (0.5%)
BANK 2021-BNK36
225,000
2.470%,  9/15/2064, Ser.
2021-BN36, Class A5 193,704
BANK 2021-BNK37
300,000
2.618%,  11/15/2064, Ser.
2021-BN37, Class A5
b
261,704
BANK 2022-BNK39
300,000
2.928%,  2/15/2055, Ser.
2022-BNK39, Class A4 268,946
BANK 2022-BNK40
375,000
3.507%,  3/15/2064, Ser.
2022-BNK40, Class A4
b
349,460
Barclays Commercial Mortgage
Securities, LLC
350,000
3.662%,  4/15/2055, Ser.
2022-C15, Class A5
b
331,308
BBCMS Mortgage Trust
375,000
4.600%,  6/15/2055, Ser.
2022-C16, Class A5
b
382,980
250,000
2.689%,  11/15/2054, Ser.
2021-C12, Class A5 218,302

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.6%) Value
Commercial Mortgage-Backed Securities (0.5%)
- continued
BFLD Trust
$ 225,000
3.024%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,f
$ 217,182
Total 2,223,586
Communications Services (1.4%)
Altice France SA
30,000 8.125%,  2/1/2027
f
27,612
25,000 5.500%,  1/15/2028
f
20,147
75,000 5.125%,  7/15/2029
f
56,625
88,000 5.500%,  10/15/2029
f
67,224
AMC Networks, Inc.
64,000 4.750%,  8/1/2025 59,619
American Tower Corporation
50,000 3.375%,  5/15/2024 49,269
73,000 4.400%,  2/15/2026 72,551
44,000 1.450%,  9/15/2026 38,483
57,000 3.800%,  8/15/2029 52,319
AT&T, Inc.
131,000 4.300%,  2/15/2030 127,843
Cable One, Inc., Convertible
219,000 1.125%,  3/15/2028 183,522
CCO Holdings, LLC
62,000 5.500%,  5/1/2026
f
60,494
75,000 5.125%,  5/1/2027
f
70,781
246,000 4.750%,  2/1/2032
f
201,425
63,000 4.250%,  1/15/2034
f
48,668
Cengage Learning, Inc.
82,000 9.500%,  6/15/2024
f
75,850
Charter Communications
Operating, LLC
50,000 4.500%,  2/1/2024 50,296
78,000 4.908%,  7/23/2025 78,181
67,000 5.050%,  3/30/2029 64,485
Clear Channel Worldwide
Holdings, Inc.
60,000 5.125%,  8/15/2027
f
50,660
60,000 7.750%,  4/15/2028
f
43,654
Comcast Corporation
45,000 2.350%,  1/15/2027 41,947
95,000 3.400%,  4/1/2030 89,136
CommScope, Inc.
50,000 7.125%,  7/1/2028
f
38,004
Consolidated Communications,
Inc.
60,000 5.000%,  10/1/2028
f
47,962
Crown Castle International
Corporation
61,000 2.900%,  3/15/2027 56,251
CSC Holdings, LLC
130,000 5.375%,  2/1/2028
f
112,450
61,000 6.500%,  2/1/2029
f
55,091
53,000 4.125%,  12/1/2030
f
41,340
Deutsche Telekom International
Finance BV
34,000 2.485%,  9/19/2023
f
33,565
DIRECTV Holdings, LLC
86,000 5.875%,  8/15/2027
f
73,364
Discovery Communications, LLC
45,000 2.950%,  3/20/2023 44,691
Principal
Amount Long-Term Fixed Income (37.6%) Value
Communications Services (1.4%) - continued
DISH DBS Corporation
$ 34,000 5.250%,  12/1/2026
f
$ 26,651
25,000 7.375%,  7/1/2028 17,005
45,000 5.750%,  12/1/2028
f
33,318
Entercom Media Corporation
93,000 6.500%,  5/1/2027
f
55,345
Frontier Communications
Holdings, LLC
79,000 5.875%,  10/15/2027
f
71,029
18,000 8.750%,  5/15/2030
f
18,198
GCI, LLC
70,000 4.750%,  10/15/2028
f
60,651
Gray Escrow II, Inc.
140,000 5.375%,  11/15/2031
f
112,172
Gray Television, Inc.
65,000 4.750%,  10/15/2030
f
50,863
Hughes Satellite Systems
Corporation
40,000 6.625%,  8/1/2026 35,500
iHeartCommunications, Inc.
70,000 4.750%,  1/15/2028
f
57,686
Iliad Holding SASU
65,000 6.500%,  10/15/2026
f
58,498
LCPR Senior Secured Financing
DAC
54,000 6.750%,  10/15/2027
f
50,373
Level 3 Financing, Inc.
95,000 4.625%,  9/15/2027
f
80,988
100,000 4.250%,  7/1/2028
f
80,125
Magallanes, Inc.
42,000 3.638%,  3/15/2025
f
40,677
62,000 4.054%,  3/15/2029
f
56,791
41,000 4.279%,  3/15/2032
f
36,643
NBN Company, Ltd.
82,000 2.625%,  5/5/2031
f
69,931
Netflix, Inc.
49,000 5.875%,  2/15/2025 49,735
50,000 4.875%,  4/15/2028 47,053
87,000 5.875%,  11/15/2028 85,061
Nexstar Escrow Corporation
100,000 5.625%,  7/15/2027
f
91,250
NTT Finance Corporation
54,000 1.162%,  4/3/2026
f
48,507
Omnicom Group, Inc.
67,000 4.200%,  6/1/2030 64,003
Paramount Global
75,000 6.375%,  3/30/2062
b
66,960
36,000 4.750%,  5/15/2025 36,334
Radiate Holdco, LLC
40,000 6.500%,  9/15/2028
f
30,915
Rogers Communications, Inc.
60,000 5.250%,  3/15/2082
b,f
52,484
S&P Global, Inc.
41,000 2.900%,  3/1/2032
f
36,540
Scripps Escrow II, Inc.
35,000 5.375%,  1/15/2031
f
27,914
Scripps Escrow, Inc.
45,000 5.875%,  7/15/2027
f
39,396
Sinclair Television Group, Inc.
116,000 5.500%,  3/1/2030
f
85,413

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.6%) Value
Communications Services (1.4%) - continued
Sirius XM Radio, Inc.
$ 60,000 5.000%,  8/1/2027
f
$ 55,651
50,000 4.000%,  7/15/2028
f
43,250
35,000 4.125%,  7/1/2030
f
29,232
Sprint Capital Corporation
147,000 6.875%,  11/15/2028 154,573
75,000 8.750%,  3/15/2032 90,261
Sprint Corporation
230,000 7.625%,  2/15/2025 239,733
TEGNA, Inc.
117,000 4.625%,  3/15/2028 109,395
Telesat Canada
35,000 4.875%,  6/1/2027
f
20,475
15,000 6.500%,  10/15/2027
f
6,310
T-Mobile USA, Inc.
59,000 3.500%,  4/15/2025 57,704
73,000 3.875%,  4/15/2030 68,128
30,000 2.875%,  2/15/2031 24,907
Twitter, Inc.
15,000 3.875%,  12/15/2027
f
14,141
Twitter, Inc., Convertible
324,000 Zero Coupon,  3/15/2026 286,760
United States Cellular Corporation
60,000 6.700%,  12/15/2033 57,150
Uniti Fiber Holdings, Inc.,
Convertible
60,000 4.000%,  6/15/2024
f
63,638
Uniti Group, LP
25,000 4.750%,  4/15/2028
f
20,560
Univision Communications, Inc.
112,000 6.625%,  6/1/2027
f
106,636
VeriSign, Inc.
60,000 4.750%,  7/15/2027 58,707
Verizon Communications, Inc.
73,000 2.100%,  3/22/2028 64,840
67,000 3.150%,  3/22/2030 60,916
44,000 2.550%,  3/21/2031 37,620
88,000 2.355%,  3/15/2032 72,964
Vodafone Group plc
62,000 7.000%,  4/4/2079
b
60,819
VTR Finance NV
50,000 6.375%,  7/15/2028
f
35,670
VZ Secured Financing BV
97,000 5.000%,  1/15/2032
f
80,510
Walt Disney Company
37,000 3.800%,  3/22/2030 35,774
Zayo Group Holdings, Inc.
43,000 4.000%,  3/1/2027
f
35,672
Total 5,899,514
Consumer Cyclical (1.7%)
1011778 B.C., ULC
110,000 4.375%,  1/15/2028
f
96,173
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
64,000 10.500%,  2/15/2028
f
33,033
Allied Universal Holdco, LLC
35,000 6.625%,  7/15/2026
f
32,117
100,000 4.625%,  6/1/2028
f
82,470
35,000 6.000%,  6/1/2029
f
25,416
Principal
Amount Long-Term Fixed Income (37.6%) Value
Consumer Cyclical (1.7%) - continued
Allison Transmission, Inc.
$ 100,000 3.750%,  1/30/2031
f
$ 80,144
Amazon.com, Inc.
85,000 3.300%,  4/13/2027 83,390
90,000 1.650%,  5/12/2028 79,747
45,000 1.500%,  6/3/2030 37,389
American Axle & Manufacturing,
Inc.
118,000 6.500%,  4/1/2027
h
104,430
Arko Corporation
46,000 5.125%,  11/15/2029
f
34,846
Ashton Woods USA, LLC
45,000 4.625%,  8/1/2029
f
33,750
BellRing Brands, Inc.
51,000 7.000%,  3/15/2030
f
48,067
Best Buy Company, Inc.
45,000 1.950%,  10/1/2030 35,742
Bloomin' Brands, Inc., Convertible
26,000 5.000%,  5/1/2025 41,106
Boyd Gaming Corporation
65,000 4.750%,  6/15/2031
f
54,926
Boyne USA, Inc.
50,000 4.750%,  5/15/2029
f
43,297
Brookfield Property REIT, Inc.
39,000 5.750%,  5/15/2026
f
35,587
Brookfield Residential Properties,
Inc.
75,000 6.250%,  9/15/2027
f
62,171
Burlington Stores, Inc., Convertible
161,000 2.250%,  4/15/2025 158,686
Caesars Entertainment, Inc.
105,000 6.250%,  7/1/2025
f
101,192
35,000 8.125%,  7/1/2027
f
33,819
73,000 4.625%,  10/15/2029
f
56,757
Callaway Golf Company,
Convertible
22,000 2.750%,  5/1/2026 29,466
Carnival Corporation
14,000 10.500%,  2/1/2026
f
13,937
117,000 7.625%,  3/1/2026
f
90,621
105,000 5.750%,  3/1/2027
f
75,839
Cedar Fair, LP
31,000 5.375%,  4/15/2027 29,378
83,000 5.250%,  7/15/2029 73,196
Churchill Downs, Inc.
45,000 4.750%,  1/15/2028
f
40,050
Cinemark USA, Inc.
79,000 5.875%,  3/15/2026
f,h
70,443
Clarios Global, LP
35,000 8.500%,  5/15/2027
f
33,827
Cushman & Wakefield US
Borrower, LLC
35,000 6.750%,  5/15/2028
f
32,506
D.R. Horton, Inc.
16,000 2.600%,  10/15/2025 15,076
Daimler Finance North America,
LLC
68,000 1.450%,  3/2/2026
f
61,585
Dana, Inc.
75,000 5.625%,  6/15/2028 64,559

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.6%) Value
Consumer Cyclical (1.7%) - continued
Darden Restaurants, Inc.
$ 59,000 3.850%,  5/1/2027 $ 56,738
Dick's Sporting Goods, Inc.,
Convertible
68,000 3.250%,  4/15/2025 161,967
Empire Communities Corporation
70,000 7.000%,  12/15/2025
f
55,300
Expedia Group, Inc.
67,000 4.625%,  8/1/2027 64,370
67,000 3.250%,  2/15/2030 55,877
Expedia Group, Inc., Convertible
92,000 Zero Coupon,  2/15/2026
h
83,030
Ford Motor Company
41,000 3.250%,  2/12/2032 30,664
Ford Motor Company, Convertible
295,000 Zero Coupon,  3/15/2026
h
269,040
Ford Motor Credit Company, LLC
215,000 4.063%,  11/1/2024 203,969
47,000 2.300%,  2/10/2025 42,201
190,000 4.134%,  8/4/2025 179,965
76,000 2.900%,  2/10/2029 59,602
Forestar Group, Inc.
45,000 3.850%,  5/15/2026
f
36,980
Gap, Inc.
22,000 3.625%,  10/1/2029
f
15,448
General Motors Company
31,000 6.125%,  10/1/2025 32,046
67,000 6.800%,  10/1/2027 70,542
General Motors Financial
Company, Inc.
68,000 3.950%,  4/13/2024 67,478
50,000 1.200%,  10/15/2024 46,496
48,000 2.900%,  2/26/2025 45,809
35,000 2.750%,  6/20/2025 32,839
45,000 2.700%,  6/10/2031 35,456
Goodyear Tire & Rubber Company
45,000 5.000%,  7/15/2029 37,267
35,000 5.250%,  7/15/2031 28,131
Guitar Center Escrow Issuer II, Inc.
22,000 8.500%,  1/15/2026
f
19,415
Hanesbrands, Inc.
64,000 4.875%,  5/15/2026
f
59,281
Herc Holdings, Inc.
60,000 5.500%,  7/15/2027
f
54,774
Hilton Domestic Operating
Company, Inc.
120,000 4.875%,  1/15/2030 108,450
Hilton Grand Vacations Borrower
Escrow, LLC
90,000 5.000%,  6/1/2029
f
72,900
Home Depot, Inc.
62,000 3.250%,  4/15/2032 57,759
Hyundai Capital America
35,000 1.800%,  10/15/2025
f
32,010
67,000 3.000%,  2/10/2027
f
61,629
45,000 2.100%,  9/15/2028
f
37,924
International Game Technology plc
85,000 5.250%,  1/15/2029
f
76,967
Jacobs Entertainment, Inc.
39,000 6.750%,  2/15/2029
f
32,980
Principal
Amount Long-Term Fixed Income (37.6%) Value
Consumer Cyclical (1.7%) - continued
KB Home
$ 60,000 4.800%,  11/15/2029 $ 50,039
Kohl's Corporation
38,000 3.375%,  5/1/2031 32,956
L Brands, Inc.
110,000 6.625%,  10/1/2030
f
95,011
20,000 6.875%,  11/1/2035 16,250
Lennar Corporation
19,000 4.875%,  12/15/2023 19,104
14,000 5.875%,  11/15/2024 14,394
34,000 4.750%,  5/30/2025 33,951
Lowe's Companies, Inc.
68,000 4.000%,  4/15/2025 68,225
77,000 4.500%,  4/15/2030 76,076
Macy's Retail Holdings, LLC
65,000 5.875%,  4/1/2029
f
55,331
43,000 6.125%,  3/15/2032
f
35,905
Magic MergerCo, Inc.
47,000 5.250%,  5/1/2028
f
36,941
Marriott International, Inc.
89,000 3.750%,  10/1/2025 87,109
67,000 4.625%,  6/15/2030 64,232
Mastercard, Inc.
40,000 2.000%,  11/18/2031 33,711
Mattamy Group Corporation
55,000 5.250%,  12/15/2027
f
44,914
McDonald's Corporation
60,000 3.800%,  4/1/2028 58,793
MGM Resorts International
122,000 5.750%,  6/15/2025 116,205
NCL Corporation, Ltd.
74,000 3.625%,  12/15/2024
f
61,550
29,000 5.875%,  2/15/2027
f
24,795
Nissan Motor Company, Ltd.
54,000 3.043%,  9/15/2023
f
53,088
O'Reilly Automotive, Inc.
59,000 3.900%,  6/1/2029 55,869
Penn National Gaming, Inc.
70,000 4.125%,  7/1/2029
f
53,116
PetSmart, Inc./PetSmart Finance
Corporation
90,000 4.750%,  2/15/2028
f
77,872
64,000 7.750%,  2/15/2029
f
57,633
Procter & Gamble Company
37,000 1.200%,  10/29/2030 30,214
Realogy Group, LLC
90,000 5.750%,  1/15/2029
f
68,249
Rite Aid Corporation
27,000 7.500%,  7/1/2025
f
21,870
Royal Caribbean Cruises, Ltd.
110,000 9.125%,  6/15/2023
f
108,786
78,000 4.250%,  7/1/2026
f
55,408
Scientific Games International, Inc.
80,000 7.250%,  11/15/2029
f
75,025
16,000 6.625%,  3/1/2030
f
13,600
SeaWorld Parks and
Entertainment, Inc.
29,000 5.250%,  8/15/2029
f
24,540
Six Flags Theme Parks, Inc.
50,000 7.000%,  7/1/2025
f
50,616

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.6%) Value
Consumer Cyclical (1.7%) - continued
Staples, Inc.
$ 56,000 7.500%,  4/15/2026
f
$ 46,417
50,000 10.750%,  4/15/2027
f
33,000
Station Casinos, LLC
53,000 4.625%,  12/1/2031
f
41,340
Take-Two Interactive Software, Inc.
83,000 3.300%,  3/28/2024 81,893
Tapestry, Inc.
41,000 3.050%,  3/15/2032 33,403
Target Corporation
45,000 2.350%,  2/15/2030 39,741
Tenneco, Inc.
85,000 5.000%,  7/15/2026 79,475
Toll Brothers Finance Corporation
67,000 4.350%,  2/15/2028 60,543
Toyota Motor Credit Corporation
59,000 1.900%,  4/6/2028 52,441
51,000 4.450%,  6/29/2029 51,620
Travel + Leisure Company
60,000 6.625%,  7/31/2026
f
56,888
Uber Technologies, Inc.
50,000 6.250%,  1/15/2028
f,h
46,242
Vail Resorts, Inc., Convertible
74,000 Zero Coupon,  1/1/2026 64,380
Volkswagen Group of America
Finance, LLC
82,000 4.250%,  11/13/2023
f
81,991
17,000 3.350%,  5/13/2025
f
16,431
Wabash National Corporation
73,000 4.500%,  10/15/2028
f
55,845
Wyndham Hotels & Resorts, Inc.
35,000 4.375%,  8/15/2028
f
30,613
Yum! Brands, Inc.
90,000 4.750%,  1/15/2030
f
81,675
ZF North America Capital, Inc.
50,000 4.750%,  4/29/2025
f
46,125
Total 7,121,483
Consumer Non-Cyclical (1.7%)
AbbVie, Inc.
35,000 2.800%,  3/15/2023 34,897
141,000 3.600%,  5/14/2025 138,707
Agilent Technologies, Inc.
51,000 2.300%,  3/12/2031 41,548
Albertson's Companies, Inc.
98,000 3.500%,  3/15/2029
f
79,313
Altria Group, Inc.
60,000 4.400%,  2/14/2026 58,938
45,000 4.800%,  2/14/2029 42,758
Anheuser-Busch InBev Worldwide,
Inc.
82,000 4.000%,  4/13/2028 80,948
90,000 4.750%,  1/23/2029 91,563
Anthem, Inc.
67,000 2.550%,  3/15/2031 57,853
Aramark Services, Inc.
10,000 6.375%,  5/1/2025
f
9,783
106,000 5.000%,  2/1/2028
f
96,058
AstraZeneca Finance, LLC
90,000 1.750%,  5/28/2028 79,399
Principal
Amount Long-Term Fixed Income (37.6%) Value
Consumer Non-Cyclical (1.7%) - continued
AstraZeneca plc
$ 90,000 0.700%,  4/8/2026 $ 80,070
Avantor Funding, Inc.
110,000 4.625%,  7/15/2028
f
100,837
BAT Capital Corporation
56,000 3.222%,  8/15/2024 54,432
BAT International Finance plc
35,000 1.668%,  3/25/2026 30,971
Bausch Health Companies, Inc.
27,000 5.500%,  11/1/2025
f
23,714
47,000 9.000%,  12/15/2025
f
34,726
183,000 5.000%,  1/30/2028
f
97,447
60,000 4.875%,  6/1/2028
f
46,952
Baxter International, Inc.
41,000 2.539%,  2/1/2032 34,611
Becton, Dickinson and Company
67,000 2.823%,  5/20/2030 58,932
BioMarin Pharmaceutical, Inc.,
Convertible
54,000 1.250%,  5/15/2027 53,665
Bio-Rad Laboratories, Inc.
61,000 3.300%,  3/15/2027 57,556
Boston Scientific Corporation
25,000 3.450%,  3/1/2024 24,967
Bristol-Myers Squibb Company
61,000 2.950%,  3/15/2032 55,878
Bunge, Ltd. Finance Corporation
89,000 2.750%,  5/14/2031 73,459
Cargill, Inc.
65,000 3.625%,  4/22/2027
f
63,834
43,000 2.125%,  11/10/2031
f
35,850
Centene Corporation
85,000 4.250%,  12/15/2027 79,345
249,000 3.000%,  10/15/2030 206,359
Central Garden & Pet Company
80,000 4.125%,  10/15/2030 65,641
Chobani, LLC/Chobani Finance
Corporation, Inc.
71,000 4.625%,  11/15/2028
f
59,995
Community Health Systems, Inc.
35,000 5.625%,  3/15/2027
f
29,623
19,000 8.000%,  12/15/2027
f
17,254
50,000 6.000%,  1/15/2029
f
41,421
125,000 6.875%,  4/15/2029
f
80,625
Conagra Brands, Inc.
37,000 4.300%,  5/1/2024 37,142
Constellation Brands, Inc.
90,000 3.150%,  8/1/2029 81,006
Coty, Inc.
54,000 5.000%,  4/15/2026
f
49,478
CVS Health Corporation
36,000 4.100%,  3/25/2025 36,232
35,000 4.300%,  3/25/2028 34,630
DaVita, Inc.
48,000 4.625%,  6/1/2030
f
37,433
Diageo Capital plc
36,000 1.375%,  9/29/2025 33,589
Edgewell Personal Care Company
50,000 5.500%,  6/1/2028
f
45,495

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.6%) Value
Consumer Non-Cyclical (1.7%) - continued
Embecta Corporation
$ 23,000 6.750%,  2/15/2030
f
$ 20,708
Encompass Health Corporation
110,000 4.500%,  2/1/2028
h
94,171
Energizer Holdings, Inc.
85,000 4.375%,  3/31/2029
f
65,257
Estee Lauder Companies, Inc.
37,000 1.950%,  3/15/2031 31,163
Gilead Sciences, Inc.
67,000 2.950%,  3/1/2027 63,476
HCA, Inc.
122,000 5.375%,  2/1/2025 121,361
83,000 5.875%,  2/1/2029 83,064
HFC Prestige Products, Inc.
86,000 4.750%,  1/15/2029
f
73,816
HLF Financing SARL, LLC
125,000 4.875%,  6/1/2029
f
86,250
Humana, Inc.
45,000 2.150%,  2/3/2032 36,438
Imperial Brands Finance plc
34,000 3.125%,  7/26/2024
f
32,923
Ionis Pharmaceuticals, Inc.,
Convertible
76,000 0.125%,  12/15/2024 66,766
Jazz Investments I, Ltd.,
Convertible
254,000 2.000%,  6/15/2026 297,815
JBS Finance Luxembourg SARL
65,000 2.500%,  1/15/2027
f
56,541
52,000 3.625%,  1/15/2032
f
41,990
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
4,000 6.500%,  4/15/2029
f
4,024
Johnson & Johnson
67,000 4.375%,  12/5/2033 69,281
Kraft Heinz Foods Company
105,000 3.875%,  5/15/2027 101,540
Kroger Company
37,000 4.500%,  1/15/2029 36,824
Mattel, Inc.
219,000 3.375%,  4/1/2026
f
200,916
McKesson Corporation
35,000 0.900%,  12/3/2025 31,616
59,000 1.300%,  8/15/2026 52,498
Molina Healthcare, Inc.
90,000 4.375%,  6/15/2028
f
80,394
Mozart Debt Merger Sub, Inc.
64,000 3.875%,  4/1/2029
f
54,509
63,000 5.250%,  10/1/2029
f
51,742
Mylan, Inc.
34,000 4.200%,  11/29/2023 33,886
Newell Brands, Inc.
104,000 4.450%,  4/1/2026 99,061
Organon & Company
96,000 4.125%,  4/30/2028
f
84,960
Owens & Minor, Inc.
49,000 6.625%,  4/1/2030
f
44,760
Par Pharmaceutical, Inc.
75,000 7.500%,  4/1/2027
f
57,000
Principal
Amount Long-Term Fixed Income (37.6%) Value
Consumer Non-Cyclical (1.7%) - continued
PepsiCo, Inc.
$ 82,000 1.950%,  10/21/2031 $ 69,850
Performance Food Group, Inc.
57,000 4.250%,  8/1/2029
f
47,595
Perrigo Finance Unlimited
Company
123,000 4.375%,  3/15/2026 116,254
Philip Morris International, Inc.
82,000 1.500%,  5/1/2025 76,904
Pilgrim's Pride Corporation
10,000 5.875%,  9/30/2027
f
9,575
65,000 3.500%,  3/1/2032
f
50,781
Post Holdings, Inc.
65,000 5.750%,  3/1/2027
f
62,969
28,000 5.625%,  1/15/2028
f
26,578
26,000 5.500%,  12/15/2029
f
23,243
56,000 4.500%,  9/15/2031
f
45,800
Prime Security Services Borrower,
LLC/Prime Finance Inc.
165,000 5.750%,  4/15/2026
f
153,863
QBE Insurance Group, Ltd.
84,000 5.875%,  5/12/2025
b,f,i
81,690
Roche Holdings, Inc.
62,000 2.076%,  12/13/2031
f
52,851
Royalty Pharma plc
105,000 1.200%,  9/2/2025 93,605
Scotts Miracle-Gro Company
44,000 4.500%,  10/15/2029 36,090
SEG Holding, LLC
100,000 5.625%,  10/15/2028
f
89,610
Simmons Foods, Inc.
116,000 4.625%,  3/1/2029
f
98,066
Spectrum Brands, Inc.
50,000 5.000%,  10/1/2029
f
43,237
40,000 5.500%,  7/15/2030
f
35,998
Stryker Corporation
73,000 3.650%,  3/7/2028 71,091
Syneos Health, Inc.
80,000 3.625%,  1/15/2029
f
67,746
Sysco Corporation
38,000 5.950%,  4/1/2030 40,514
Takeda Pharmaceutical Company,
Ltd.
89,000 5.000%,  11/26/2028 90,659
Teleflex, Inc.
120,000 4.625%,  11/15/2027 110,700
Tenet Healthcare Corporation
25,000 4.625%,  7/15/2024 23,993
48,000 6.250%,  2/1/2027
f
44,180
170,000 5.125%,  11/1/2027
f
153,000
71,000 6.125%,  10/1/2028
f
60,760
Teva Pharmaceutical Finance
Netherlands III BV
102,000 3.150%,  10/1/2026 83,640
Thermo Fisher Scientific, Inc.
45,000 1.750%,  10/15/2028 39,341
TreeHouse Foods, Inc.
78,000 4.000%,  9/1/2028 63,550
United Natural Foods, Inc.
45,000 6.750%,  10/15/2028
f
42,054

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.6%) Value
Consumer Non-Cyclical (1.7%) - continued
UnitedHealth Group, Inc.
$ 88,000 4.200%,  5/15/2032 $ 87,928
Valeant Pharmaceuticals
International, Inc.
46,000 8.500%,  1/31/2027
f
32,258
Winnebago Industries, Inc.,
Convertible
86,000 1.500%,  4/1/2025 88,043
Zoetis, Inc.
52,000 3.250%,  2/1/2023 51,816
98,000 3.900%,  8/20/2028 94,870
Total 7,310,386
Energy (1.5%)
Antero Resources Corporation
80,000 5.375%,  3/1/2030
f
72,946
Archrock Partners, LP/Archrock
Partners Finance Corporation
80,000 6.250%,  4/1/2028
f
70,824
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
39,000 6.625%,  7/15/2026
f
35,102
BP Capital Markets America, Inc.
107,000 4.234%,  11/6/2028 106,266
BP Capital Markets plc
116,000 4.875%,  3/22/2030
b,i
100,995
Buckeye Partners, LP
70,000 3.950%,  12/1/2026 61,231
Callon Petroleum Company
55,000 8.250%,  7/15/2025 53,609
45,000 7.500%,  6/15/2030
f
41,406
Canadian Natural Resources, Ltd.
95,000 2.050%,  7/15/2025 88,880
Cenovus Energy, Inc.
146,000 5.375%,  7/15/2025 150,271
Cheniere Corpus Christi Holdings,
LLC
72,000 5.875%,  3/31/2025 73,719
Cheniere Energy Partners, LP
65,000 4.500%,  10/1/2029 58,025
71,000 3.250%,  1/31/2032
f
55,912
Cheniere Energy, Inc.
56,000 4.625%,  10/15/2028 50,432
Chesapeake Energy Corporation
102,000 6.750%,  4/15/2029
f
98,637
CNX Resources Corporation
45,000 6.000%,  1/15/2029
f
42,039
CNX Resources Corporation,
Convertible
184,000 2.250%,  5/1/2026
h
268,916
Comstock Resources, Inc.
55,000 5.875%,  1/15/2030
f
47,300
Continental Resources, Inc.
67,000 4.375%,  1/15/2028 62,980
41,000 5.750%,  1/15/2031
f
39,645
Coterra Energy, Inc.
74,000 4.375%,  6/1/2024
f
73,964
CrownRock Finance, Inc.
68,000 5.625%,  10/15/2025
f
63,920
Devon Energy Corporation
74,000 4.500%,  1/15/2030 69,900
Principal
Amount Long-Term Fixed Income (37.6%) Value
Energy (1.5%) - continued
Diamondback Energy, Inc.
$ 22,000 3.125%,  3/24/2031 $ 19,161
DT Midstream, Inc.
70,000 4.125%,  6/15/2029
f
59,325
25,000 4.375%,  6/15/2031
f
20,937
Enbridge, Inc.
50,000 2.150%,  2/16/2024 48,522
45,000 3.700%,  7/15/2027 43,096
Endeavor Energy Resources, LP
60,000 5.750%,  1/30/2028
f
57,159
Energy Transfer, LP
41,000 4.200%,  9/15/2023 41,061
126,000 5.875%,  1/15/2024 128,473
53,000 6.750%,  5/15/2025
b,i
44,225
67,000 3.750%,  5/15/2030 60,382
EnLink Midstream Partners, LP
70,000 4.850%,  7/15/2026 64,575
Enterprise Products Operating,
LLC
45,000 4.150%,  10/16/2028 43,962
EQT Corporation
42,000 6.625%,  2/1/2025 43,207
EQT Corporation, Convertible
107,000 1.750%,  5/1/2026 252,038
Equinor ASA
31,000 2.875%,  4/6/2025 30,423
Exxon Mobil Corporation
57,000 2.992%,  3/19/2025 56,121
Ferrellgas, LP
48,000 5.375%,  4/1/2026
f
41,673
Halliburton Company
45,000 2.920%,  3/1/2030 39,740
Harvest Midstream, LP
112,000 7.500%,  9/1/2028
f
105,194
Hess Corporation
38,000 3.500%,  7/15/2024 37,410
Hess Midstream Operations, LP
60,000 5.625%,  2/15/2026
f
57,150
34,000 5.500%,  10/15/2030
f
30,515
Hilcorp Energy I, LP/Hilcorp
Finance Company
70,000 5.750%,  2/1/2029
f
61,470
64,000 6.250%,  4/15/2032
f
56,204
Holly Energy Partners, LP/Holly
Energy Finance Corporation
42,000 6.375%,  4/15/2027
f
39,533
ITT Holdings, LLC
65,000 6.500%,  8/1/2029
f
52,000
Kinder Morgan Energy Partners,
LP
68,000 3.450%,  2/15/2023 68,069
Laredo Petroleum, Inc.
110,000 7.750%,  7/31/2029
f,h
99,240
Marathon Oil Corporation
45,000 4.400%,  7/15/2027 43,934
Marathon Petroleum Corporation
109,000 4.700%,  5/1/2025 110,276
MEG Energy Corporation
63,000 7.125%,  2/1/2027
f
63,446
MPLX, LP
58,000 6.875%,  2/15/2023
b,i
55,081

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.6%) Value
Energy (1.5%) - continued
$ 113,000 1.750%,  3/1/2026 $ 101,738
Murphy Oil Corporation
50,000 5.875%,  12/1/2027 46,662
Nabors Industries, Ltd.
85,000 7.250%,  1/15/2026
f
75,382
National Fuel Gas Company
90,000 5.500%,  1/15/2026 90,330
NuStar Logistics, LP
90,000 5.750%,  10/1/2025 84,150
Oasis Petroleum, Inc.
55,000 6.375%,  6/1/2026
f
50,875
Occidental Petroleum Corporation
25,000 8.500%,  7/15/2027 27,510
64,000 6.375%,  9/1/2028 64,800
50,000 6.450%,  9/15/2036 51,250
ONEOK, Inc.
68,000 2.200%,  9/15/2025 63,288
Ovintiv Exploration, Inc.
44,000 5.375%,  1/1/2026 44,487
PBF Holding Company, LLC
40,000 9.250%,  5/15/2025
f
41,850
Pioneer Natural Resources
Company
57,000 1.900%,  8/15/2030 46,553
Pioneer Natural Resources
Company, Convertible
94,000 0.250%,  5/15/2025 203,228
Plains All American Pipeline, LP
93,000 4.650%,  10/15/2025 92,080
Precision Drilling Corporation
60,000 6.875%,  1/15/2029
f
53,700
Range Resources Corporation
82,000 4.750%,  2/15/2030
f,h
73,540
Sabine Pass Liquefaction, LLC
67,000 4.200%,  3/15/2028 64,438
Schlumberger Finance Canada,
Ltd.
32,000 1.400%,  9/17/2025 29,676
Schlumberger Holdings
Corporation
29,000 4.300%,  5/1/2029
f
27,957
SM Energy Company
53,000 6.625%,  1/15/2027 49,555
35,000 6.500%,  7/15/2028 32,190
Southwestern Energy Company
45,000 5.375%,  2/1/2029 41,742
53,000 5.375%,  3/15/2030 48,760
33,000 4.750%,  2/1/2032 28,199
Sunoco, LP
90,000 5.875%,  3/15/2028 82,058
49,000 4.500%,  4/30/2030
f
39,562
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
113,000 5.500%,  1/15/2028
f
96,069
Targa Resources Partners, LP
106,000 4.875%,  2/1/2031 96,630
Teine Energy, Ltd.
50,000 6.875%,  4/15/2029
f
46,500
Transocean Proteus, Ltd.
22,500 6.250%,  12/1/2024
f
20,981
Principal
Amount Long-Term Fixed Income (37.6%) Value
Energy (1.5%) - continued
Transocean, Inc.
$ 50,000 11.500%,  1/30/2027
f
$ 46,932
USA Compression Partners, LP
65,000 6.875%,  4/1/2026 59,131
Valero Energy Corporation
84,000 2.800%,  12/1/2031 70,484
Venture Global Calcasieu Pass,
LLC
67,000 3.875%,  8/15/2029
f
58,607
40,000 4.125%,  8/15/2031
f
34,181
W&T Offshore, Inc.
29,000 9.750%,  11/1/2023
f
27,623
Weatherford International, Ltd.
73,000 8.625%,  4/30/2030
f
60,574
Western Midstream Operating, LP
102,000 3.950%,  6/1/2025 96,263
30,000 5.500%,  8/15/2048 24,450
Williams Companies, Inc.
45,000 2.600%,  3/15/2031 37,663
Total 6,192,169
Financials (5.0%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
59,000 3.150%,  2/15/2024 57,099
63,000 6.500%,  7/15/2025 64,460
114,000 3.000%,  10/29/2028 96,024
Air Lease Corporation
32,000 2.300%,  2/1/2025 29,949
24,000 3.375%,  7/1/2025 22,600
64,000 4.650%,  6/15/2026
b,i
53,145
45,000 3.125%,  12/1/2030 36,780
Aircastle, Ltd.
65,000 5.250%,  6/15/2026
b,f,i
53,646
45,000 2.850%,  1/26/2028
f
37,200
Alliant Holdings Intermediate, LLC
37,000 6.750%,  10/15/2027
f
32,833
Ally Financial, Inc.
142,000 5.750%,  11/20/2025 139,896
128,000 4.700%,  5/15/2026
b,i
101,506
45,000 8.000%,  11/1/2031 50,025
Altice Financing SA
30,000 5.750%,  8/15/2029
f
24,075
American Express Company
35,000 3.400%,  2/22/2024 34,889
50,000 3.550%,  9/15/2026
b,i
40,680
61,000 2.550%,  3/4/2027 56,838
American Finance Trust, Inc.
86,000 4.500%,  9/30/2028
f
67,510
American Homes 4 Rent, LP
45,000 2.375%,  7/15/2031 35,882
AmWINS Group, Inc.
45,000 4.875%,  6/30/2029
f
36,852
Ares Capital Corporation
18,000 4.250%,  3/1/2025 17,211
104,000 2.150%,  7/15/2026 87,164
Ares Capital Corporation,
Convertible
67,000 4.625%,  3/1/2024 69,596

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.6%) Value
Financials (5.0%) - continued
Australia and New Zealand
Banking Group, Ltd.
$ 102,000 2.950%,  7/22/2030
b,f
$ 96,134
Aviation Capital Group, LLC
46,000 5.500%,  12/15/2024
f
45,596
48,000 4.875%,  10/1/2025
f
46,524
Avolon Holdings Funding, Ltd.
89,000 4.250%,  4/15/2026
f
82,418
BAC Capital Trust XIV
92,000
4.000%,  (LIBOR 3M +
0.400%), 7/18/2022
b,i
65,320
Banco Santander Mexico SA
17,000 5.375%,  4/17/2025
f
17,056
Banco Santander SA
51,000 4.750%,  11/12/2026
b,i
41,702
Bank of America Corporation
55,000 3.004%,  12/20/2023
b
54,820
115,000 3.550%,  3/5/2024
b
114,631
143,000 3.864%,  7/23/2024
b
142,372
70,000 4.200%,  8/26/2024 70,134
288,000 6.250%,  9/5/2024
b,i
279,936
35,000 3.458%,  3/15/2025
b
34,495
83,000 6.100%,  3/17/2025
b,i
81,728
85,000 1.319%,  6/19/2026
b
77,268
70,000 4.375%,  1/27/2027
b,i
58,084
80,000 6.125%,  4/27/2027
b,i
77,150
70,000 1.734%,  7/22/2027
b
62,223
62,000 5.875%,  3/15/2028
b,i
54,438
84,000 4.376%,  4/27/2028
b
82,696
134,000 3.593%,  7/21/2028
b
126,376
179,000 3.974%,  2/7/2030
b
169,080
89,000 2.687%,  4/22/2032
b
74,717
65,000 2.572%,  10/20/2032
b
53,613
82,000 2.972%,  2/4/2033
b
69,858
42,000 3.846%,  3/8/2037
b
36,303
Bank of Montreal
42,000 3.088%,  1/10/2037
b
34,368
Bank of New York Mellon
Corporation
42,000 4.700%,  9/20/2025
b,i
41,034
Bank of Nova Scotia
126,000 4.900%,  6/4/2025
b,i
116,828
45,000 1.050%,  3/2/2026 40,281
Barclays plc
81,000 4.338%,  5/16/2024
b
80,957
85,000 8.000%,  6/15/2024
b,i
83,512
34,000 4.375%,  9/11/2024 33,831
41,000 2.852%,  5/7/2026
b
38,716
68,000 4.972%,  5/16/2029
b
66,830
Berkshire Hathaway Finance
Corporation
103,000 2.875%,  3/15/2032 92,338
Blackstone Private Credit Fund
63,000 4.000%,  1/15/2029
f
51,625
BNP Paribas SA
55,000 6.625%,  3/25/2024
b,f,i
52,731
67,000 2.819%,  11/19/2025
b,f
64,004
55,000 3.132%,  1/20/2033
b,f
46,044
Boston Properties, LP
45,000 2.550%,  4/1/2032 35,813
BPCE SA
32,000 2.375%,  1/14/2025
f
30,377
Principal
Amount Long-Term Fixed Income (37.6%) Value
Financials (5.0%) - continued
Brixmor Operating Partnership, LP
$ 73,000 2.250%,  4/1/2028 $ 62,601
Canadian Imperial Bank of
Commerce
40,000 3.600%,  4/7/2032 36,310
Canpack SA/Canpack US LLC
90,000 3.125%,  11/1/2025
f
78,248
Capital One Bank USA NA
52,000 3.375%,  2/15/2023 51,957
48,000 2.280%,  1/28/2026
b
45,580
Capital One Financial Corporation
28,000 3.950%,  9/1/2026
b,i
22,470
61,000 3.273%,  3/1/2030
b
53,982
Cascades USA, Inc.
50,000 5.125%,  1/15/2026
f
45,657
Charles Schwab Corporation
128,000 5.375%,  6/1/2025
b,i
126,400
128,000 4.000%,  6/1/2026
b,i
108,500
25,000 5.000%,  6/1/2027
b,i
22,411
59,000 2.000%,  3/20/2028 52,659
42,000 2.900%,  3/3/2032 36,974
Citigroup, Inc.
168,000 5.950%,  1/30/2023
b,i
164,606
102,000 5.000%,  9/12/2024
b,i
89,760
105,000 3.352%,  4/24/2025
b
102,842
32,000 5.950%,  5/15/2025
b,i
29,707
85,000 5.500%,  9/13/2025 87,326
37,000 1.281%,  11/3/2025
b
34,354
84,000 4.000%,  12/10/2025
b,i
72,660
200,000 3.875%,  2/18/2026
b,i
166,000
58,000 4.150%,  11/15/2026
b,i
46,545
159,000 1.122%,  1/28/2027
b
140,393
91,000 1.462%,  6/9/2027
b
80,452
78,000 3.070%,  2/24/2028
b
72,360
180,000 4.075%,  4/23/2029
b
171,090
62,000 4.910%,  5/24/2033
b
61,177
Citizens Financial Group, Inc.
65,000 4.000%,  10/6/2026
b,i
51,766
CNA Financial Corporation
40,000 3.950%,  5/15/2024 40,011
Coinbase Global, Inc., Convertible
264,000 0.500%,  6/1/2026 147,699
Comerica, Inc.
42,000 5.625%,  7/1/2025
b,i
41,580
Commerzbank AG
82,000 8.125%,  9/19/2023
f
83,791
Commonwealth Bank of Australia
54,000 2.688%,  3/11/2031
f
43,943
Cooperatieve Rabobank UA
35,000 1.339%,  6/24/2026
b,f
31,925
Corebridge Financial, Inc.
62,000 3.850%,  4/5/2029
f
57,296
Corporate Office Properties, LP
91,000 2.250%,  3/15/2026 82,475
Credit Acceptance Corporation
70,000 5.125%,  12/31/2024
*
65,940
Credit Agricole SA
54,000 6.875%,  9/23/2024
b,f,i
52,069
45,000 3.250%,  1/14/2030
f
38,221
Credit Suisse Group AG
49,000 6.500%,  8/8/2023
f
49,000

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.6%) Value
Financials (5.0%) - continued
$ 22,000 7.500%,  12/11/2023
b,f,i
$ 20,934
34,000 2.593%,  9/11/2025
b,f
31,988
32,000 7.250%,  9/12/2025
b,f,i
27,803
46,000 3.869%,  1/12/2029
b,f
41,336
Credit Suisse Group Funding
(Guernsey), Ltd.
132,000 3.800%,  9/15/2022 132,106
Dai-ichi Life Insurance Company,
Ltd.
148,000 5.100%,  10/28/2024
b,f,i
146,683
Deutsche Bank AG
152,000 2.129%,  11/24/2026
b
134,956
64,000 2.311%,  11/16/2027
b
55,231
62,000 3.742%,  1/7/2033
b
45,130
Discover Bank
90,000 4.682%,  8/9/2028
b
87,494
Drawbridge Special Opportunities
Fund, LP
100,000 3.875%,  2/15/2026
f
91,683
Duke Realty, LP
75,000 3.375%,  12/15/2027 70,860
EPR Properties
66,000 3.600%,  11/15/2031 52,171
Fidelity National Financial, Inc.
57,000 5.500%,  9/1/2022 57,213
Fifth Third Bancorp
84,000 4.500%,  9/30/2025
b,i
78,223
Fifth Third Bank NA
46,000 3.850%,  3/15/2026 45,133
First Horizon Bank
67,000 5.750%,  5/1/2030 68,773
First Horizon National Corporation
41,000 3.550%,  5/26/2023 40,842
First-Citizens Bank & Trust
Company
89,000 6.125%,  3/9/2028 92,735
FNB Corporation
64,000 2.200%,  2/24/2023 63,282
Fortress Transportation and
Infrastructure Investors, LLC
85,000 6.500%,  10/1/2025
f
80,198
24,000 9.750%,  8/1/2027
f
23,458
30,000 5.500%,  5/1/2028
f
24,762
FS KKR Capital Corporation
45,000 3.400%,  1/15/2026 39,940
45,000 2.625%,  1/15/2027 37,842
FTI Consulting, Inc., Convertible
171,000 2.000%,  8/15/2023 308,005
Genworth Mortgage Holdings, Inc.
37,000 6.500%,  8/15/2025
f
34,895
Global Net Lease, Inc.
95,000 3.750%,  12/15/2027
f
79,391
Goldman Sachs Group, Inc.
67,000 0.627%,  11/17/2023
b
66,162
139,000 3.625%,  2/20/2024 138,550
206,000 5.500%,  8/10/2024
b,i
198,852
43,000 4.400%,  2/10/2025
b,i
36,399
31,000 3.500%,  4/1/2025 30,388
52,000 4.250%,  10/21/2025 51,599
51,000 0.855%,  2/12/2026
b
46,398
33,000 3.650%,  8/10/2026
b,i
25,619
57,000 4.125%,  11/10/2026
b,i
46,597
Principal
Amount Long-Term Fixed Income (37.6%) Value
Financials (5.0%) - continued
$ 60,000 1.948%,  10/21/2027
b
$ 53,103
42,000 2.640%,  2/24/2028
b
38,118
90,000 3.814%,  4/23/2029
b
84,853
44,000 3.800%,  3/15/2030 40,800
44,000 2.615%,  4/22/2032
b
36,530
45,000 2.383%,  7/21/2032
b
36,390
Hartford Financial Services Group,
Inc.
45,000 2.800%,  8/19/2029 40,124
66,000
3.536%,  (LIBOR 3M +
2.125%), 2/12/2047
b,f
52,092
HSBC Holdings plc
65,000 3.803%,  3/11/2025
b
64,090
20,000 6.375%,  3/30/2025
b,i
19,339
39,000 2.633%,  11/7/2025
b
37,188
41,000 1.645%,  4/18/2026
b
37,560
41,000 1.589%,  5/24/2027
b
36,006
64,000 2.251%,  11/22/2027
b
57,022
91,000 6.500%,  3/23/2028
b,i
82,408
126,000 4.583%,  6/19/2029
b
121,454
112,000 4.600%,  12/17/2030
b,i
86,089
53,000 2.804%,  5/24/2032
b
43,522
43,000 6.500%,  9/15/2037 45,878
HUB International, Ltd.
26,000 7.000%,  5/1/2026
f
24,450
45,000 5.625%,  12/1/2029
f
37,172
Huntington Bancshares, Inc.
126,000 4.450%,  10/15/2027
b,i
111,672
Icahn Enterprises, LP
71,000 4.750%,  9/15/2024 66,265
70,000 6.375%,  12/15/2025 66,172
60,000 6.250%,  5/15/2026 56,170
25,000 5.250%,  5/15/2027 22,146
ING Groep NV
90,000 1.726%,  4/1/2027
b
80,355
Intercontinental Exchange, Inc.
62,000 4.350%,  6/15/2029 61,264
Invitation Homes Operating
Partnership, LP
68,000 2.000%,  8/15/2031 52,310
iStar, Inc.
85,000 4.250%,  8/1/2025 78,503
J.P. Morgan Chase & Company
84,000 6.000%,  8/1/2023
b,i
78,747
84,000 6.750%,  2/1/2024
b,i
84,561
24,000 1.514%,  6/1/2024
b
23,395
131,000 5.000%,  8/1/2024
b,i
115,607
145,000 4.023%,  12/5/2024
b
144,503
158,000 4.600%,  2/1/2025
b,i
133,434
31,000 2.083%,  4/22/2026
b
28,987
40,000 3.650%,  6/1/2026
b,i
32,760
190,000 1.045%,  11/19/2026
b
168,900
90,000 1.578%,  4/22/2027
b
80,092
81,000 2.947%,  2/24/2028
b
75,046
134,000 4.005%,  4/23/2029
b
128,435
45,000 2.069%,  6/1/2029
b
38,701
179,000 4.493%,  3/24/2031
b
174,814
42,000 2.963%,  1/25/2033
b
36,051
Jefferies Finance, LLC
43,000 5.000%,  8/15/2028
f
35,367
KeyBank NA
67,000 3.900%,  4/13/2029 63,004

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.6%) Value
Financials (5.0%) - continued
Kilroy Realty, LP
$ 90,000 4.375%,  10/1/2025 $ 88,891
KKR Real Estate Finance Trust,
Inc., Convertible
46,000 6.125%,  5/15/2023 45,511
Life Storage, LP
44,000 2.400%,  10/15/2031 35,017
Lincoln National Corporation
50,000
3.801%,  (LIBOR 3M +
2.358%), 8/17/2022
b
34,693
45,000 3.800%,  3/1/2028 42,953
Lloyds Banking Group plc
65,000 3.900%,  3/12/2024 64,609
90,000 1.627%,  5/11/2027
b
79,984
98,000 3.369%,  12/14/2046
b
69,500
LPL Holdings, Inc.
60,000 4.000%,  3/15/2029
f
51,334
M&T Bank Corporation
58,000 3.500%,  9/1/2026
b,i
44,225
Macquarie Group, Ltd.
89,000 1.629%,  9/23/2027
b,f
77,324
Marsh & McLennan Companies,
Inc.
40,000 2.375%,  12/15/2031 33,483
MetLife, Inc.
84,000 3.850%,  9/15/2025
b,i
74,798
164,000 5.875%,  3/15/2028
b,i
152,235
Mid-America Apartments, LP
90,000 4.200%,  6/15/2028 88,013
Mitsubishi UFJ Financial Group,
Inc.
35,000 3.407%,  3/7/2024 34,724
41,000 1.412%,  7/17/2025 37,644
91,000 1.538%,  7/20/2027
b
80,372
67,000 3.741%,  3/7/2029 63,505
Mizuho Financial Group, Inc.
66,000 1.554%,  7/9/2027
b
58,052
93,000 2.564%,  9/13/2031 74,208
Morgan Stanley
84,000 3.125%,  1/23/2023 83,971
66,000 4.100%,  5/22/2023 66,257
34,000 0.560%,  11/10/2023
b
33,612
34,000 2.720%,  7/22/2025
b
32,755
88,000 1.164%,  10/21/2025
b
81,529
24,000 5.000%,  11/24/2025 24,385
69,000 2.188%,  4/28/2026
b
64,595
39,000 0.985%,  12/10/2026
b
34,551
90,000 1.593%,  5/4/2027
b
79,889
93,000 1.512%,  7/20/2027
b
81,564
134,000 3.622%,  4/1/2031
b
123,085
42,000 2.943%,  1/21/2033
b
35,996
MPT Operating Partnership, LP
50,000 5.250%,  8/1/2026 47,221
30,000 4.625%,  8/1/2029 26,325
National Retail Properties, Inc.
45,000 2.500%,  4/15/2030 38,326
Nationstar Mortgage Holdings,
Inc.
49,000 6.000%,  1/15/2027
f
42,505
NatWest Group plc
35,000 6.125%,  12/15/2022 35,155
35,000 6.100%,  6/10/2023 35,449
Principal
Amount Long-Term Fixed Income (37.6%) Value
Financials (5.0%) - continued
$ 65,000 4.269%,  3/22/2025
b
$ 64,332
45,000 4.892%,  5/18/2029
b
43,610
67,000 3.754%,  11/1/2029
b
64,346
62,000 4.600%,  6/28/2031
b,i
45,647
Navient Corporation
45,000 5.500%,  1/25/2023 44,607
10,000 6.750%,  6/25/2025 9,022
20,000 5.000%,  3/15/2027 16,451
Nippon Life Insurance Company
168,000 5.100%,  10/16/2044
b,f
166,321
129,000 3.400%,  1/23/2050
b,f
111,665
Nomura Holdings, Inc.
67,000 2.172%,  7/14/2028 56,436
Northern Trust Corporation
65,000 4.000%,  5/10/2027 65,391
Omega Healthcare Investors, Inc.
46,000 4.750%,  1/15/2028 43,578
45,000 3.375%,  2/1/2031 36,538
OneMain Finance Corporation
64,000 6.875%,  3/15/2025 60,657
150,000 7.125%,  3/15/2026 138,635
35,000 3.500%,  1/15/2027 28,000
Owl Rock Capital Corporation
45,000 4.250%,  1/15/2026 41,393
Owl Rock Core Income
Corporation
62,000 4.700%,  2/8/2027
f
56,555
Owl Rock Technology Finance
Corporation
22,000 4.750%,  12/15/2025
f
20,680
67,000 3.750%,  6/17/2026
f
60,604
Park Intermediate Holdings, LLC
25,000 4.875%,  5/15/2029
f
21,467
PayPal Holdings, Inc.
45,000 2.850%,  10/1/2029 40,718
Pebblebrook Hotel Trust,
Convertible
162,000 1.750%,  12/15/2026 144,261
PennyMac Financial Services, Inc.
38,000 4.250%,  2/15/2029
f
27,930
Pine Street Trust I
45,000 4.572%,  2/15/2029
f
43,464
Playtika Holding Corporation
61,000 4.250%,  3/15/2029
f
50,325
PNC Bank NA
45,000 2.700%,  10/22/2029 39,213
PNC Financial Services Group,
Inc.
60,000 3.400%,  9/15/2026
b,i
45,559
25,000 6.000%,  5/15/2027
b,i
23,997
PRA Group, Inc.
36,000 7.375%,  9/1/2025
f
35,010
Preferred Term Securities XXIII,
Ltd.
33,699
2.029%,  (LIBOR 3M +
0.200%), 12/22/2036
b,f
33,453
Principal Life Global Funding II
68,000 1.250%,  8/16/2026
f
60,166
Provident Financing Trust I
42,000 7.405%,  3/15/2038 43,260

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.6%) Value
Financials (5.0%) - continued
Prudential Financial, Inc.
$ 42,000 5.125%,  3/1/2052
b
$ 38,772
75,000 5.625%,  6/15/2043
b
73,121
201,000 5.200%,  3/15/2044
b
190,019
42,000 3.700%,  10/1/2050
b
35,156
Radian Group, Inc.
45,000 4.875%,  3/15/2027 40,302
Realty Income Corporation
45,000 4.875%,  6/1/2026 45,890
50,000 3.950%,  8/15/2027 48,777
Regions Financial Corporation
84,000 5.750%,  6/15/2025
b,i
83,178
Reinsurance Group of America,
Inc.
64,000 4.700%,  9/15/2023 64,552
Rocket Mortgage Co-Issuer, Inc.
60,000 3.625%,  3/1/2029
f
47,179
Royal Bank of Canada
78,000 0.750%,  10/7/2024 72,836
Santander Holdings USA, Inc.
90,000 3.450%,  6/2/2025 86,545
41,000 2.490%,  1/6/2028
b
36,186
Santander UK Group Holdings plc
92,000 1.673%,  6/14/2027
b
80,304
67,000 3.823%,  11/3/2028
b
62,194
Service Properties Trust
31,000 4.650%,  3/15/2024 26,639
55,000 7.500%,  9/15/2025 50,394
50,000 5.500%,  12/15/2027 40,500
Simon Property Group, LP
56,000 2.000%,  9/13/2024 53,549
73,000 2.650%,  7/15/2030 61,933
SLM Corporation
20,000 4.200%,  10/29/2025 18,119
Societe Generale SA
39,000 2.625%,  10/16/2024
f
37,503
84,000 8.000%,  9/29/2025
b,f,i
82,282
41,000 1.488%,  12/14/2026
b,f
36,163
Spirit Realty, LP
100,000 2.100%,  3/15/2028 83,829
Standard Chartered plc
52,000 1.319%,  10/14/2023
b,f
51,624
41,000 0.991%,  1/12/2025
b,f
38,706
40,000 6.000%,  7/26/2025
b,f,i
37,880
63,000 2.608%,  1/12/2028
b,f
56,269
Starwood Property Trust, Inc.,
Convertible
90,000 4.375%,  4/1/2023 88,875
State Street Corporation
44,000 4.421%,  5/13/2033
b
43,367
Sumitomo Life Insurance Company
175,000 3.375%,  4/15/2081
b,f
149,939
Sumitomo Mitsui Financial Group,
Inc.
42,000 2.778%,  10/18/2022 42,017
39,000 2.448%,  9/27/2024 37,559
63,000 2.174%,  1/14/2027 56,973
67,000 3.544%,  1/17/2028 63,612
67,000 2.142%,  9/23/2030 53,678
Sumitomo Mitsui Trust Bank, Ltd.
35,000 1.050%,  9/12/2025
f
31,751
Principal
Amount Long-Term Fixed Income (37.6%) Value
Financials (5.0%) - continued
Summit Hotel Properties, Inc.,
Convertible
$ 108,000 1.500%,  2/15/2026 $ 91,260
SVB Financial Group
92,000 4.000%,  5/15/2026
b,i
70,102
82,000 4.250%,  11/15/2026
b,i
61,872
Synchrony Financial
38,000 4.250%,  8/15/2024 37,764
90,000 3.700%,  8/4/2026 83,330
Toronto-Dominion Bank
44,000 4.456%,  6/8/2032 43,509
Truist Bank
42,000 2.250%,  3/11/2030 35,167
Truist Financial Corporation
89,000 4.950%,  9/1/2025
b,i
86,636
37,000 1.887%,  6/7/2029
b
31,802
UBS Group AG
97,000 1.364%,  1/30/2027
b,f
85,977
UDR, Inc.
89,000 3.000%,  8/15/2031 76,044
United Wholesale Mortgage, LLC
39,000 5.500%,  4/15/2029
f
29,860
USB Realty Corporation
184,000
2.191%,  (LIBOR 3M +
1.147%), 1/15/2027
b,f,i
147,453
Ventas Realty, LP
35,000 3.750%,  5/1/2024 34,712
VICI Properties, LP/VICI Note
Company, Inc.
62,000 4.625%,  6/15/2025
f
58,978
150,000 5.750%,  2/1/2027
f
142,335
74,000 3.750%,  2/15/2027
f
65,088
Wells Fargo & Company
70,000 4.125%,  8/15/2023 70,506
26,000 1.654%,  6/2/2024
b
25,393
106,000 2.406%,  10/30/2025
b
100,912
116,000 3.900%,  3/15/2026
b,i
99,905
119,000 2.188%,  4/30/2026
b
111,331
50,000
1.544%,  (LIBOR 3M +
0.500%), 1/15/2027
b
46,380
41,000 3.526%,  3/24/2028
b
38,833
89,000 3.584%,  5/22/2028
b
84,435
90,000 4.478%,  4/4/2031
b
88,016
Welltower, Inc.
45,000 2.050%,  1/15/2029 37,874
50,000 2.800%,  6/1/2031 42,183
Westpac Banking Corporation
67,000 4.110%,  7/24/2034
b
61,238
Willis North America, Inc.
90,000 4.500%,  9/15/2028 86,388
XHR, LP
27,000 4.875%,  6/1/2029
f
23,162
Total 21,311,791
Foreign Government (<0.1%)
Sinopec Group Overseas
Development 2018, Ltd.
42,000 2.150%,  5/13/2025
f
40,252
Total 40,252

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.6%) Value
Mortgage-Backed Securities (14.4%)
Federal Home Loan Mortgage
Corporation Gold 30-Yr. Pass
Through
$ 2,059,248 2.500%,  5/1/2051
e
$ 1,856,020
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
3,500,000 2.000%,  7/1/2037
e
3,266,758
6,600,000 2.500%,  7/1/2037
e
6,302,334
75,000 4.000%,  7/1/2037
e
75,651
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
1,519,366 2.500%,  2/1/2051 1,371,132
2,908,088 2.000%,  3/1/2051 2,536,510
3,174,017 3.000%,  3/1/2052 2,965,056
1,974,606 2.000%,  4/1/2051 1,719,322
2,450,000 2.500%,  4/1/2051
e
2,210,565
1,888,899 3.000%,  4/1/2051
e
1,763,689
1,994,257 3.000%,  5/1/2050
e
1,869,927
2,363,070 2.500%,  7/1/2051 2,129,727
2,750,000 2.000%,  7/1/2052
e
2,386,055
3,250,000 2.500%,  7/1/2052
e
2,922,207
4,705,310 2.000%,  8/1/2051
e
4,096,371
2,200,000 5.000%,  7/1/2041
e
2,245,375
400,000 5.000%,  8/1/2048
e
407,070
7,275,000 3.000%,  7/1/2049
e
6,774,275
9,850,000 3.500%,  7/1/2049
e
9,472,160
4,300,000 4.000%,  7/1/2049
e
4,240,119
Total 60,610,323
Technology (1.1%)
Advanced Micro Devices, Inc.
44,000 3.924%,  6/1/2032 43,304
Akamai Technologies, Inc.,
Convertible
74,000 0.125%,  5/1/2025 80,993
233,000 0.375%,  9/1/2027 231,485
Analog Devices, Inc.
22,000 2.100%,  10/1/2031 18,784
Apple, Inc.
114,000 2.200%,  9/11/2029 102,651
83,000 1.650%,  2/8/2031 69,773
Baidu, Inc.
39,000 3.075%,  4/7/2025 37,922
Black Knight InfoServ, LLC
82,000 3.625%,  9/1/2028
f
71,243
Block, Inc., Convertible
15,000 0.500%,  5/15/2023 16,230
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
90,000 3.125%,  1/15/2025 88,578
67,000 3.875%,  1/15/2027 64,467
Broadcom, Inc.
41,000 4.000%,  4/15/2029
f
37,990
CommScope Technologies
Finance, LLC
70,000 6.000%,  6/15/2025
f
60,550
Dell International, LLC
26,000 5.450%,  6/15/2023 26,263
67,000 5.850%,  7/15/2025 69,098
29,000 5.300%,  10/1/2029 28,589
Principal
Amount Long-Term Fixed Income (37.6%) Value
Technology (1.1%) - continued
Fiserv, Inc.
$ 72,000 2.750%,  7/1/2024 $ 70,231
89,000 4.200%,  10/1/2028 85,747
Gartner, Inc.
45,000 3.625%,  6/15/2029
f
38,987
75,000 3.750%,  10/1/2030
f
63,844
Global Payments, Inc.
17,000 2.650%,  2/15/2025 16,224
45,000 3.200%,  8/15/2029 39,325
Hewlett Packard Enterprise
Company
33,000 2.250%,  4/1/2023 32,762
InterDigital, Inc., Convertible
35,000 3.500%,  6/1/2027
f
35,420
Intuit, Inc.
35,000 0.950%,  7/15/2025 32,226
Iron Mountain, Inc.
80,000 4.875%,  9/15/2027
f
72,284
120,000 5.000%,  7/15/2028
f
106,282
66,000 4.500%,  2/15/2031
f
53,932
Jabil, Inc.
42,000 4.250%,  5/15/2027 40,754
Lam Research Corporation
40,000 1.900%,  6/15/2030 33,753
Lumentum Holdings, Inc.,
Convertible
173,000 0.250%,  3/15/2024 239,951
MACOM Technology Solutions
Holdings, Inc., Convertible
54,000 0.250%,  3/15/2026 46,980
Marvell Technology, Inc.
41,000 4.200%,  6/22/2023 40,938
44,000 2.950%,  4/15/2031 36,897
Microchip Technology, Inc.,
Convertible
24,000 0.125%,  11/15/2024 23,880
73,000 1.625%,  2/15/2027 121,226
Micron Technology, Inc.
86,000 4.975%,  2/6/2026 86,835
Minerva Merger Sub, Inc.
68,000 6.500%,  2/15/2030
f
56,548
MSCI, Inc.
65,000 4.000%,  11/15/2029
f
57,611
NCR Corporation
152,000 6.125%,  9/1/2029
f
131,458
Nielsen Finance, LLC
50,000 4.500%,  7/15/2029
f
45,169
NVIDIA Corporation
22,000 2.850%,  4/1/2030 20,141
NXP BV/NXP Funding, LLC
48,000 4.875%,  3/1/2024 48,467
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
17,000 2.700%,  5/1/2025 16,160
45,000 4.300%,  6/18/2029 42,931
ON Semiconductor Corporation,
Convertible
36,000 Zero Coupon,  5/1/2027 41,436
Open Text Corporation
80,000 4.125%,  2/15/2030
f
69,204

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.6%) Value
Technology (1.1%) - continued
Oracle Corporation
$ 112,000 2.500%,  4/1/2025 $ 106,413
112,000 2.950%,  4/1/2030 95,648
PayPal Holdings, Inc.
45,000 3.900%,  6/1/2027 44,842
Progress Software Corporation,
Convertible
44,000 1.000%,  4/15/2026 42,482
PTC, Inc.
40,000 3.625%,  2/15/2025
f
37,831
35,000 4.000%,  2/15/2028
f
31,628
Qorvo, Inc.
127,000 3.375%,  4/1/2031
f
99,865
Rackspace Technology Global,
Inc.
75,000 5.375%,  12/1/2028
f
49,010
Sabre GLBL, Inc., Convertible
16,000 4.000%,  4/15/2025 16,448
Salesforce.com, Inc.
45,000 1.950%,  7/15/2031 38,223
Seagate HDD Cayman
116,000 3.125%,  7/15/2029 91,026
90,000 3.375%,  7/15/2031 69,945
Sensata Technologies, Inc.
110,000 3.750%,  2/15/2031
f
88,161
Shift4 Payments, LLC
20,000 4.625%,  11/1/2026
f
17,700
SS&C Technologies, Inc.
155,000 5.500%,  9/30/2027
f
144,547
Switch, Ltd.
70,000 3.750%,  9/15/2028
f
69,241
Tencent Holdings, Ltd.
53,000 2.880%,  4/22/2031
f,h
45,527
Teradyne, Inc., Convertible
6,000 1.250%,  12/15/2023 16,984
Verint Systems, Inc., Convertible
126,000 0.250%,  4/15/2026 114,975
Viavi Solutions, Inc.
55,000 3.750%,  10/1/2029
f
46,063
Viavi Solutions, Inc., Convertible
23,000 1.000%,  3/1/2024 25,933
Vishay Intertechnology, Inc.,
Convertible
130,000 2.250%,  6/15/2025 123,019
VMware, Inc.
91,000 1.400%,  8/15/2026 80,509
56,000 2.200%,  8/15/2031 44,096
Xilinx, Inc.
28,000 2.375%,  6/1/2030 24,690
Ziff Davis, Inc., Convertible
243,000 1.750%,  11/1/2026
f
234,131
Total 4,694,460
Transportation (0.5%)
AerCap Holdings NV
34,000 5.875%,  10/10/2079
b
29,125
Air Canada Pass Through Trust
12,721 3.875%,  3/15/2023
f
12,488
Principal
Amount Long-Term Fixed Income (37.6%) Value
Transportation (0.5%) - continued
Air Transport Services Group, Inc.,
Convertible
$ 79,000 1.125%,  10/15/2024 $ 85,281
American Airlines, Inc.
100,000 11.750%,  7/15/2025
f
103,490
161,000 5.500%,  4/20/2026
f
147,924
Aon Corporation/Aon Global
Holdings plc
42,000 2.600%,  12/2/2031 35,211
Avis Budget Car Rental, LLC
60,000 5.375%,  3/1/2029
f,h
49,909
Canadian Pacific Railway
Company
83,000 1.750%,  12/2/2026 75,113
41,000 2.450%,  12/2/2031 35,079
CSX Corporation
45,000 4.250%,  3/15/2029 44,767
Delta Air Lines, Inc.
29,000 7.000%,  5/1/2025
f
29,354
95,882 4.500%,  10/20/2025
f
93,165
12,000 7.375%,  1/15/2026 11,981
82,000 4.375%,  4/19/2028 69,654
Greenbrier Companies, Inc.,
Convertible
68,000 2.875%,  4/15/2028 63,240
Hawaiian Brand Intellectual
Property, Ltd.
13,000 5.750%,  1/20/2026
f
11,651
Hertz Corporation
45,000 4.625%,  12/1/2026
f
37,624
54,000 5.000%,  12/1/2029
f
41,580
JetBlue Airways Corporation,
Convertible
167,000 0.500%,  4/1/2026 122,829
Meritor, Inc., Convertible
63,000 3.250%,  10/15/2037 68,752
Mileage Plus Holdings, LLC
118,000 6.500%,  6/20/2027
f
115,970
Penske Truck Leasing Company,
LP
35,000 1.200%,  11/15/2025
f
31,248
47,000 1.700%,  6/15/2026
f
41,891
Ryder System, Inc.
37,000 2.850%,  3/1/2027 34,492
Southwest Airlines Company
42,000 5.125%,  6/15/2027 42,388
45,000 2.625%,  2/10/2030 38,010
Southwest Airlines Company,
Convertible
247,000 1.250%,  5/1/2025 290,843
Union Pacific Corporation
51,000 3.750%,  7/15/2025 51,059
45,000 2.150%,  2/5/2027 41,690
United Airlines Pass Through Trust
65,000 3.700%,  12/1/2022 64,694
United Airlines, Inc.
55,000 4.375%,  4/15/2026
f
48,464
46,000 4.625%,  4/15/2029
f
39,020
VistaJet Malta Finance plc
60,000 6.375%,  2/1/2030
f
48,000
Total 2,055,986

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.6%) Value
U.S. Government & Agencies (3.1%)
Federal National Mortgage
Association
$ 1,042,942 3.500%,  7/1/2061
e
$ 1,011,958
U.S. Treasury Bonds
715,000 1.375%,  11/15/2031 620,151
2,190,000 3.250%,  5/15/2042 2,137,303
U.S. Treasury Notes
1,510,000 0.125%,  4/30/2023 1,476,025
2,830,000 0.125%,  2/15/2024 2,703,866
1,550,000 0.500%,  3/31/2025 1,446,586
1,620,000 0.500%,  2/28/2026 1,476,541
870,000 0.500%,  4/30/2027 770,018
1,550,000 1.125%,  2/29/2028 1,393,668
Total 13,036,116
Utilities (0.8%)
AEP Texas, Inc.
45,000 4.700%,  5/15/2032 44,782
AES Corporation
72,000 3.950%,  7/15/2030
f
64,922
Algonquin Power & Utilities
Corporation
50,000 4.750%,  1/18/2082
b
41,499
Ameren Corporation
45,000 1.750%,  3/15/2028 38,771
American Electric Power
Company, Inc.
63,000 2.031%,  3/15/2024 60,945
44,000 2.300%,  3/1/2030 37,022
Berkshire Hathaway Energy
Company
51,000 4.050%,  4/15/2025 51,312
Calpine Corporation
56,000 4.500%,  2/15/2028
f
50,841
CenterPoint Energy, Inc.
34,000 2.500%,  9/1/2024 32,864
56,000 1.450%,  6/1/2026 50,403
67,000 2.650%,  6/1/2031 57,067
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
53,000 5.500%,  6/15/2031
f
45,132
Dominion Energy, Inc.
35,000 3.071%,  8/15/2024 34,170
135,000 4.650%,  12/15/2024
b,i
119,966
45,000 3.375%,  4/1/2030 41,136
Duke Energy Corporation
56,000 3.250%,  1/15/2082
b
43,771
22,000 4.875%,  9/16/2024
b,i
20,020
90,000 3.150%,  8/15/2027 85,010
44,000 2.450%,  6/1/2030 37,087
Edison International
54,000 4.950%,  4/15/2025 54,136
55,000 5.000%,  12/15/2026
b,i
43,760
Enel Finance International NV
93,000 1.375%,  7/12/2026
f
81,546
Energy Transfer, LP
52,000 6.500%,  11/15/2026
b,i
45,964
Entergy Corporation
34,000 0.900%,  9/15/2025 30,605
45,000 1.900%,  6/15/2028 38,606
Principal
Amount Long-Term Fixed Income (37.6%) Value
Utilities (0.8%) - continued
Evergy, Inc.
$ 34,000 2.450%,  9/15/2024 $ 32,692
Eversource Energy
90,000 4.600%,  7/1/2027 90,720
Exelon Corporation
45,000 4.050%,  4/15/2030 43,181
Fells Point Funding Trust
100,000 3.046%,  1/31/2027
f
92,213
Jersey Central Power & Light
Company
22,000 2.750%,  3/1/2032
f
18,712
National Rural Utilities Cooperative
Finance Corporation
75,000 3.450%,  6/15/2025 74,517
NextEra Energy Capital Holdings,
Inc.
41,000 3.800%,  3/15/2082
b
32,913
45,000 2.250%,  6/1/2030 37,788
NextEra Energy Operating
Partners, LP
100,000 3.875%,  10/15/2026
f
91,500
NextEra Energy Partners, LP,
Convertible
239,000 Zero Coupon,  11/15/2025
f
247,007
NiSource, Inc.
43,000 5.650%,  6/15/2023
b,i
38,699
45,000 2.950%,  9/1/2029 39,859
NRG Energy, Inc.
34,000 2.000%,  12/2/2025
f
30,775
100,000 3.375%,  2/15/2029
f
80,641
35,000 5.250%,  6/15/2029
f
31,237
NRG Energy, Inc., Convertible
82,000 2.750%,  6/1/2048 88,027
PG&E Corporation
65,000 5.000%,  7/1/2028 54,852
Public Service Enterprise Group,
Inc.
45,000 1.600%,  8/15/2030 35,741
Sempra Energy
84,000 4.875%,  10/15/2025
b,i
77,278
56,000 3.400%,  2/1/2028 52,879
Southern Company
44,000 4.475%,  8/1/2024 44,168
119,000 4.000%,  1/15/2051
b
106,681
109,000 3.750%,  9/15/2051
b
92,614
Suburban Propane Partners, LP
90,000 5.875%,  3/1/2027 84,889
TerraForm Power Operating, LLC
100,000 5.000%,  1/31/2028
f
90,574
TransCanada Trust
175,000 5.875%,  8/15/2076
b
166,250
Vistra Operations Company, LLC
88,000 5.125%,  5/13/2025
f
87,134
90,000 5.000%,  7/31/2027
f
81,820
Xcel Energy, Inc.
45,000 4.000%,  6/15/2028 43,983

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.6%) Value
Utilities (0.8%) - continued
$ 64,000 4.600%,  6/1/2032 $ 63,473
Total 3,404,154
Total Long-Term Fixed Income
(cost $169,067,287) 158,910,322
Shares Common Stock ( 30.8% ) Value
Communications Services (2.1%)
292 Alphabet, Inc., Class A
l
636,344
1,405 Alphabet, Inc., Class C
l
3,073,367
2,662 AT&T, Inc. 55,796
745 Charter Communications, Inc.
l
349,055
32,497 Comcast Corporation 1,275,182
9,797 DISH Network Corporation
l
175,660
3,055 Live Nation Entertainment, Inc.
l
252,282
1,697 Meta Platforms, Inc.
l
273,641
466 Paramount Global 11,501
18,827 QuinStreet, Inc.
l
189,400
181 RingCentral, Inc.
l
9,459
12,336 Twitter, Inc.
l
461,243
18,467 Verizon Communications, Inc. 937,200
5,869 Walt Disney Company
l
554,034
31,363 Warner Bros. Discovery, Inc.
l
420,891
316 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
l
4,819
Total 8,679,874
Consumer Discretionary (3.2%)
24,702 Amazon.com, Inc.
l
2,623,599
7,622 Aptiv plc
l
678,892
152 AutoZone, Inc.
l
326,666
38 Bloomin' Brands, Inc. 632
121 Booking Holdings, Inc.
l
211,628
2,193 Caesars Entertainment, Inc.
l
83,992
1,120 Callaway Golf Company
l
22,848
6,136 Cedar Fair, LP
l
269,432
565 Chipotle Mexican Grill, Inc.
l
738,602
4,956 Cimpress plc
l
192,788
11,332 Clarus Corporation 215,195
20,734 Cooper-Standard Holdings, Inc.
l
103,463
4,843 D.R. Horton, Inc. 320,558
776 Emerald Holding, Inc.
l
3,158
19,100 Everi Holdings, Inc.
l
311,521
2,403 Expedia Group, Inc.
h,l
227,876
16,725 Ford Motor Company 186,149
8,173 General Motors Company
l
259,574
133 Genuine Parts Company 17,689
2,495 Grand Canyon Education, Inc.
l
235,004
7,325 Harley-Davidson, Inc. 231,910
1,964 Home Depot, Inc. 538,666
9,232 Libbey, Inc.
l
137,326
3,891 Lowe's Companies, Inc. 679,641
1,293 Lululemon Athletica, Inc.
l
352,485
4,160 Macy's, Inc. 76,211
1,414 McDonald's Corporation 349,088
5,890 Miller Industries, Inc. 133,526
4,059 NIKE, Inc. 414,830
126 NVR, Inc.
l
504,522
762 RH
l
161,742
2,847 Ross Stores, Inc. 199,945
793 Six Flags Entertainment
Corporation
l
17,208
5,342 Sleep Number Corporation
l
165,335
Shares Common Stock (30.8%) Value
Consumer Discretionary (3.2%) - continued
4,531 Sony Group Corporation ADR $ 370,500
9,360 Stoneridge, Inc.
l
160,524
2,343 Tesla, Inc.
l
1,577,823
16,032 ThredUp, Inc.
l
40,080
91 Vail Resorts, Inc. 19,843
5,696 Zumiez, Inc.
l
148,096
Total 13,308,567
Consumer Staples (1.5%)
4,682 BJ's Wholesale Club Holdings,
Inc.
l
291,782
1,587 Casey's General Stores, Inc. 293,563
155 Coca-Cola Company 9,751
1,348 Costco Wholesale Corporation 646,069
1,560 Estee Lauder Companies, Inc. 397,285
4,927 John B. Sanfilippo & Son, Inc. 357,158
990 Kraft Heinz Company 37,759
12,734 Lamb Weston Holdings, Inc. 909,972
860 Monster Beverage Corporation
l
79,722
118 PepsiCo, Inc. 19,666
8,218 Philip Morris International, Inc. 811,445
23,793 Primo Water Corporation 318,350
2,217 Procter & Gamble Company 318,782
4,595 Sysco Corporation 389,243
7,499 Turning Point Brands, Inc. 203,448
10,975 Walmart, Inc. 1,334,341
Total 6,418,336
Energy (1.5%)
10,762 BP plc ADR 305,103
570 Chevron Corporation 82,525
6,335 ConocoPhillips 568,946
21,367 Devon Energy Corporation 1,177,535
19,007 Enterprise Products Partners, LP 463,201
1,336 EOG Resources, Inc. 147,548
1,058 EQT Corporation 36,395
9,656 Exxon Mobil Corporation 826,940
10,939 Halliburton Company 343,047
4,722 Helmerich & Payne, Inc. 203,329
3,666 Marathon Petroleum Corporation 301,382
11,166 NOV, Inc. 188,817
2,769 Pioneer Natural Resources
Company 617,708
9,485 Schlumberger, Ltd. 339,184
3,069 Valero Energy Corporation 326,173
13,433 Williams Companies, Inc. 419,244
Total 6,347,077
Financials (4.6%)
10,493 Air Lease Corporation 350,781
17,688 Ally Financial, Inc. 592,725
3,663 American Express Company 507,765
1,010 Ameriprise Financial, Inc. 240,057
11,897 Arch Capital Group, Ltd.
l
541,195
4,873 Assured Guaranty, Ltd. 271,865
22,249 Bank of America Corporation 692,611
133 Bank of Marin Bancorp 4,227
6,439 Bank of N.T. Butterfield & Son, Ltd. 200,832
2,112 Berkshire Hathaway, Inc.
l
576,618
1,300 BlackRock TCP Capital
Corporation 16,289
2,283 Blackstone Mortgage Trust, Inc. 63,171
14,881 Bridgewater Bancshares, Inc.
l
240,179
12,089 Byline Bancorp, Inc. 287,718

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (30.8%) Value
Financials (4.6%) - continued
3,082 Capital One Financial Corporation $ 321,114
1,247 Central Pacific Financial
Corporation 26,748
14,963 Charles Schwab Corporation 945,362
3,068 Chubb, Ltd. 603,107
11,081 Citigroup, Inc. 509,615
13,528 Columbia Banking System, Inc. 387,577
4,401 Comerica, Inc. 322,945
815 Community Trust Bancorp, Inc. 32,959
1,348 Customers Bancorp, Inc.
l
45,697
2,115 Discover Financial Services 200,037
1,154 East West Bancorp, Inc. 74,779
1,448 Ellington Residential Mortgage
REIT 10,817
6,609 Enterprise Financial Services
Corporation 274,273
23,796 Equitable Holdings, Inc. 620,362
5,273 Federated Hermes, Inc. 167,629
235 Financial Institutions, Inc. 6,115
184 First Mid-Illinois Bancshares, Inc. 6,563
42 Flushing Financial Corporation 893
809 FS KKR Capital Corporation 15,711
3,666 Glacier Bancorp, Inc. 173,842
1,424 Golub Capital BDC, Inc. 18,455
870 Great Southern Bancorp, Inc. 50,947
2,520 Hanmi Financial Corporation 56,549
195 Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 7,383
10,626 Heartland Financial USA, Inc. 441,404
674 Hometrust Bancshares, Inc. 16,850
12,147 Hope Bancorp, Inc. 168,114
2,228 Houlihan Lokey, Inc. 175,856
356 Independent Bank Corporation 6,864
6,314 J.P. Morgan Chase & Company 711,020
2,338 Kinsale Capital Group, Inc. 536,898
3,536 KKR & Company, Inc. 163,681
2,389 M&T Bank Corporation 380,783
1,397 Marsh & McLennan Companies,
Inc. 216,884
5,286 MetLife, Inc. 331,908
1,999 MidWestOne Financial Group, Inc. 59,410
1,358 Moody's Corporation 369,335
7,172 Morgan Stanley 545,502
1,104 PacWest Bancorp 29,433
130 Peapack-Gladstone Financial
Corporation 3,861
551 Popular, Inc. 42,388
13,067 Radian Group, Inc. 256,767
6,530 Raymond James Financial, Inc. 583,847
2,288 RLI Corporation 266,758
1,715 S&P Global, Inc. 578,058
8,625 Seacoast Banking Corporation of
Florida 284,970
2,838 Selective Insurance Group, Inc. 246,736
4,616 State Street Corporation 284,576
6,371 Synovus Financial Corporation 229,675
708 Texas Capital Bancshares, Inc.
l
37,269
4,618 Triumph Bancorp, Inc.
l
288,902
8,814 Truist Financial Corporation 418,048
402 TrustCo Bank Corporation NY 12,398
16,070 Wells Fargo & Company 629,462
8,826 Western Alliance Bancorp 623,116
8,044 Zions Bancorporation NA 409,440
Shares Common Stock (30.8%) Value
Financials (4.6%) - continued
836 Zurich Insurance Group AG $ 364,557
Total 19,180,282
Health Care (4.3%)
5,966 Abbott Laboratories 648,206
3,833 AbbVie, Inc. 587,062
690 Agilent Technologies, Inc. 81,951
1,016 Align Technology, Inc.
l
240,457
515 AmerisourceBergen Corporation 72,862
1,508 Amgen, Inc. 366,896
6,486 AstraZeneca plc ADR 428,530
7,887 Baxter International, Inc. 506,582
1,559 Becton, Dickinson and Company 384,340
1,372 Biogen, Inc.
l
279,806
869 Bio-Techne Corporation 301,230
163 Boston Scientific Corporation
l
6,075
239 Bristol-Myers Squibb Company 18,403
4,030 Centene Corporation
l
340,978
4,173 Cigna Holding Company 1,099,669
3,058 CVS Health Corporation 283,354
2,801 Danaher Corporation 710,110
6,605 Edwards Lifesciences Corporation
l
628,069
2,586 Elevance Health, Inc. 1,247,952
244 Embecta Corporation
l
6,178
3,580 Gilead Sciences, Inc. 221,280
8,677 GlaxoSmithKline plc ADR 377,710
7,590 Halozyme Therapeutics, Inc.
l
333,960
1,852 HCA Healthcare, Inc. 311,247
239 Henry Schein, Inc.
l
18,341
3,435 Hologic, Inc.
l
238,046
72 IDEXX Laboratories, Inc.
l
25,253
1,059 Insulet Corporation
l
230,798
1,744 Intuitive Surgical, Inc.
l
350,038
11,781 Ionis Pharmaceuticals, Inc.
l
436,133
69 Jazz Pharmaceuticals, Inc.
l
10,765
7,203 Johnson & Johnson 1,278,605
3,541 Laboratory Corporation of America
Holdings 829,869
5,016 Lantheus Holdings, Inc.
l
331,207
2,781 Medtronic plc 249,595
10,225 Merck & Company, Inc. 932,213
2,716 Novo Nordisk AS ADR 302,644
6,925 NuVasive, Inc.
l
340,433
8,663 Progyny, Inc.
l
251,660
402 Regeneron Pharmaceuticals, Inc.
l
237,634
2,388 Stryker Corporation 475,045
5,293 Syneos Health, Inc.
l
379,402
691 Teleflex, Inc. 169,882
879 Thermo Fisher Scientific, Inc. 477,543
28,068 Viemed Healthcare, Inc.
l
151,006
4,658 Zimmer Biomet Holdings, Inc. 489,370
3,096 Zoetis, Inc. 532,171
Total 18,220,560
Industrials (3.9%)
3,557 3M Company 460,311
2,766 Advanced Drainage Systems, Inc. 249,134
1,294 Aerojet Rocketdyne Holdings, Inc.
l
52,536
3,204 AMETEK, Inc. 352,088
3,177 ASGN, Inc.
l
286,724
16,213 Badger Infrastructure Solutions,
Ltd. 355,698
7,587 Barnes Group, Inc. 236,259
1,206 Carlisle Companies, Inc. 287,764

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (30.8%) Value
Industrials (3.9%) - continued
188 Caterpillar, Inc. $ 33,607
619 Chart Industries, Inc.
l
103,608
982 Cintas Corporation 366,806
19,563 CNH Industrial NV 226,735
7,335 Crane Holdings, Company 642,253
18,382 CSX Corporation 534,181
1,563 Curtiss-Wright Corporation 206,410
361 Deere & Company 108,109
10,193 Delta Air Lines, Inc.
l
295,291
17,988 Dun & Bradstreet Holdings, Inc.
l
270,360
6,746 Emerson Electric Company 536,577
3,791 Forward Air Corporation 348,620
1,241 FTI Consulting, Inc.
l
224,435
2,090 General Dynamics Corporation 462,412
103 Gorman-Rupp Company 2,915
6,698 Greenbrier Companies, Inc.
h
241,061
2,682 Helios Technologies, Inc. 177,682
2,158 Honeywell International, Inc. 375,082
10,660 Howmet Aerospace, Inc. 335,257
1,116 IDEX Corporation 202,699
686 Illinois Tool Works, Inc. 125,023
22,362 Janus International Group, Inc.
l
201,929
1,167 JetBlue Airways Corporation
l
9,768
6,052 Johnson Controls International plc 289,770
1,304 Kaman Corporation 40,750
1,850 L3Harris Technologies, Inc. 447,145
1,637 Lincoln Electric Holdings, Inc. 201,940
798 Linde plc 229,449
516 Lockheed Martin Corporation 221,859
4,470 ManpowerGroup, Inc. 341,553
1,780 Middleby Corporation
l
223,141
11,890 NAPCO Security Technologies,
Inc.
l
244,815
1,465 Norfolk Southern Corporation 332,980
579 Northrop Grumman Corporation 277,092
1,731 Old Dominion Freight Line, Inc. 443,621
2,441 Parker-Hannifin Corporation 600,608
400 Patrick Industries, Inc. 20,736
4,147 Quanta Services, Inc. 519,785
2,655 Regal Rexnord Corporation 301,396
7,618 Southwest Airlines Company
l
275,162
9,141 Sun Country Airlines Holdings,
Inc.
l
167,646
371 Teledyne Technologies, Inc.
l
139,166
3,645 Tennant Company 215,966
6,059 Timken Company 321,430
21,154 Uber Technologies, Inc.
l
432,811
3,321 Union Pacific Corporation 708,303
3,376 United Parcel Service, Inc. 616,255
2,633 United Rentals, Inc.
l
639,582
Total 16,564,295
Information Technology (6.2%)
49 Accenture plc 13,605
67 Adobe, Inc.
l
24,526
2,084 Advanced Energy Industries, Inc. 152,090
6,202 Agilysys, Inc.
l
293,169
2,263 Amphenol Corporation 145,692
1,114 ANSYS, Inc.
l
266,569
28,599 Apple, Inc. 3,910,055
1,772 Autodesk, Inc.
l
304,713
1,286 Axcelis Technologies, Inc.
l
70,524
3,906 BigCommerce Holdings, Inc.
l
63,277
1,771 Bill.com Holdings, Inc.
l
194,704
8,513 Block, Inc.
l
523,209
Shares Common Stock (30.8%) Value
Information Technology (6.2%) - continued
1,341 Broadcom, Inc. $ 651,471
22 CACI International, Inc.
l
6,199
10,432 Ciena Corporation
l
476,742
19,225 Cisco Systems, Inc. 819,754
4,369 Computer Services, Inc. 161,489
2,511 Dolby Laboratories, Inc. 179,687
15,804 Dropbox, Inc.
l
331,726
173 Euronet Worldwide, Inc.
l
17,402
6,210 Fidelity National Information
Services, Inc. 569,271
2,469 Fiserv, Inc.
l
219,667
737 FLEETCOR Technologies, Inc.
l
154,851
20,834 Gilat Satellite Networks, Ltd.
h,l
125,837
1,708 II-VI, Inc.
h,l
87,023
5,610 Intel Corporation 209,870
635 KLA-Tencor Corporation 202,616
16,554 Knowles Corporation
l
286,881
592 Lam Research Corporation 252,281
958 Littelfuse, Inc. 243,370
144 Lumentum Holdings, Inc.
l
11,436
2,117 Mastercard, Inc. 667,871
5,517 Microchip Technology, Inc. 320,427
19,688 Microsoft Corporation 5,056,469
6,742 National Instruments Corporation 210,553
1,534 NICE, Ltd. ADR
h,l
295,218
7,895 NVIDIA Corporation 1,196,803
8,989 ON Semiconductor Corporation
l
452,237
8,932 PayPal Holdings, Inc.
l
623,811
1,160 Qorvo, Inc.
l
109,411
8,829 QUALCOMM, Inc. 1,127,816
9,660 Sabre Corporation
l
56,318
4,630 Salesforce, Inc.
l
764,135
10,794 Samsung Electronics Company,
Ltd. 476,095
1,562 ServiceNow, Inc.
l
742,762
3,616 Skyworks Solutions, Inc. 334,986
18,404 Sonos, Inc.
l
332,008
576 SunPower Corporation
l
9,107
495 TE Connectivity, Ltd. 56,009
7,052 Telefonaktiebolaget LM Ericsson
ADR 52,185
6,467 Texas Instruments, Inc. 993,655
5,530 Trimble, Inc.
l
322,012
3,967 TTEC Holdings, Inc. 269,320
41,767 TTM Technologies, Inc.
l
522,088
442 Western Digital Corporation
l
19,815
706 Wolfspeed, Inc.
l
44,796
2,997 Workiva, Inc.
l
197,772
Total 26,223,385
Materials (1.3%)
9,337 Ashland Global Holdings, Inc. 962,178
527 Avery Dennison Corporation 85,306
10,539 Axalta Coating Systems, Ltd.
l
233,017
4,842 Ball Corporation 332,984
9,268 Carpenter Technology Corporation 258,670
4,497 CF Industries Holdings, Inc. 385,528
1,527 Crown Holdings, Inc. 140,744
2,404 Eastman Chemical Company 215,807
2,543 Freeport-McMoRan, Inc. 74,408
5,889 Ingevity Corporation
l
371,831
35,792 Ivanhoe Mines, Ltd.
l
206,043
2,314 LyondellBasell Industries NV 202,382
2,601 Nucor Corporation 271,570
3,307 PPG Industries, Inc. 378,122

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (30.8%) Value
Materials (1.3%) - continued
559 Reliance Steel & Aluminum
Company $ 94,952
1,356 Sherwin-Williams Company 303,622
7,091 Steel Dynamics, Inc. 469,070
4,894 UFP Technologies, Inc.
l
389,416
2,443 United States Lime & Minerals, Inc. 257,981
Total 5,633,631
Real Estate (1.1%)
3,774 Agree Realty Corporation 272,219
2,380 Alexandria Real Estate Equities,
Inc. 345,171
2,322 American Campus Communities,
Inc. 149,699
1,003 AvalonBay Communities, Inc. 194,833
1,979 Camden Property Trust 266,136
2,503 CBRE Group, Inc.
l
184,246
2,624 Digital Realty Trust, Inc. 340,674
5,474 Duke Realty Corporation 300,796
78 Extra Space Storage, Inc. 13,269
19,229 Healthcare Realty Trust, Inc. 523,029
21,233 Host Hotels & Resorts, Inc. 332,933
12,474 Independence Realty Trust, Inc. 258,586
12,125 National Storage Affiliates Trust 607,099
13,137 Pebblebrook Hotel Trust 217,680
1,995 Public Storage, Inc. 623,777
259 Rexford Industrial Realty, Inc. 14,916
Total 4,645,063
Utilities (1.1%)
10,413 Alliant Energy Corporation 610,306
747 American Electric Power
Company, Inc. 71,667
12,631 CenterPoint Energy, Inc. 373,625
5,341 Constellation Energy Corporation 305,826
693 DTE Energy Company 87,838
3,783 Duke Energy Corporation 405,575
7,129 Entergy Corporation 803,011
8,879 Exelon Corporation 402,396
503 NextEra Energy Partners, LP 37,302
465 NextEra Energy, Inc. 36,019
12,735 NiSource, Inc. 375,555
1,955 NorthWestern Corporation 115,208
4,048 Portland General Electric
Company 195,640
4,650 Sempra Energy 698,756
2,694 Spire, Inc. 200,353
Total 4,719,077
Total Common Stock
(cost $110,108,043) 129,940,147
Shares
Registered Investment
Companies ( 14.7% ) Value
Unaffiliated  (1.3%)
21,445 Aberdeen Asia-Pacific Income
Fund, Inc. 62,619
9,427 AllianceBernstein Global High
Income Fund, Inc. 92,102
12,572 Allspring Income Opportunities
Fund 81,592
5,580 BlackRock Core Bond Trust 63,166
8,047 BlackRock Corporate High Yield
Fund, Inc. 76,688
Shares
Registered Investment
Companies (14.7%) Value
Unaffiliated  (1.3%)- continued
7,356 BlackRock Credit Allocation
Income Trust $ 80,107
870 BlackRock Debt Strategies Fund,
Inc. 7,952
800 BlackRock Enhanced Equity
Dividend Trust 7,064
6,876 BlackRock Enhanced Global
Dividend Trust 67,179
2,300 BlackRock Enhanced International
Dividend Trust 11,638
975 BlackRock Floating Rate Income
Strategies Fund, Inc. 11,105
4,650 BlackRock Income Trust, Inc. 21,111
5,405 BlackRock Multi-Sector Income
Trust 76,805
4,571 Blackstone Strategic Credit Fund
h
51,058
1,250 Brookfield Real Assets Income
Fund, Inc. 23,037
9,342 Eaton Vance Limited Duration
Income Fund 96,503
2,014 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 15,528
6,049 First Trust High Income Long/Short
Fund 68,959
3,762 Invesco Dynamic Credit
Opportunities Fund
c
40,314
4,500 iShares S&P U.S. Preferred Stock
Index Fund
h
147,960
3,791 iShares U.S. Home Construction
ETF 199,027
16,650 Nuveen Credit Strategies Income
Fund 86,580
2,150 Nuveen Preferred Income
Opportunities Fund 16,447
2,525 Nuveen Quality Preferred Income
Fund II 18,331
7,099 PGIM Global High Yield Fund, Inc. 81,426
6,795 PGIM High Yield Bond Fund, Inc. 83,646
2,740 Pimco Dynamic Income Fund 57,184
61,000 SPDR Blackstone Senior Loan
ETF
h
2,540,040
2,850 SPDR Bloomberg High Yield Bond
ETF
h
258,524
32,792 SPDR Bloomberg Short Term High
Yield Bond ETF 790,943
1,474 Tri-Continental Corporation 38,575
3,100 Vanguard Short-Term Corporate
Bond ETF 236,406
4,400 Virtus AllianzGI Convertible &
Income Fund
h
16,192
700 Virtus AllianzGI Equity &
Convertible Income Fund 14,525
4,690 Virtus Dividend, Interest &
Premium Strategy Fund 54,123
6,819 Voya Global Equity Dividend &
Premium Opportunity Fund 37,504
17,341 Western Asset High Income
Opportunity Fund, Inc. 68,670
Total 5,700,630
Affiliated  (13.4%)
3,240,038 Thrivent Core Emerging Markets
Debt Fund 24,300,289

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (14.7%) Value
Affiliated  (13.4%)- continued
3,703,958 Thrivent Core International Equity
Fund $ 32,039,236
Total 56,339,525
Total Registered Investment
Companies (cost $73,045,158) 62,040,155
Shares
Collateral Held for Securities
Loaned ( 1.3% ) Value
5,471,273 Thrivent Cash Management Trust 5,471,273
Total Collateral Held for
Securities Loaned
(cost $5,471,273) 5,471,273
Shares Preferred Stock ( 0.8% ) Value
Communications Services (0.1%)
11,000 AT&T, Inc., 4.750%
i
210,650
697 Paramount Global, Convertible,
5.750% 27,518
3,500 Telephone and Data Systems, Inc.,
6.000%
i
64,435
Total 302,603
Consumer Staples (<0.1%)
1,250 CHS, Inc., 7.100%
b,i
32,312
Total 32,312
Energy (<0.1%)
6,964 Crestwood Equity Partners, LP,
9.250%
i
63,373
1,600 Energy Transfer, LP, 7.600%
b,i
37,280
1,536 Nustar Logistics, LP, 7.778%
b
36,787
Total 137,440
Financials (0.4%)
2,750 Aegon Funding Corporation II,
5.100% 57,750
5,700 Allstate Corporation, 5.100%
i
127,452
3,300 Bank of America Corporation,
4.250%
i
61,050
2,000 Bank of America Corporation,
5.375%
i
45,860
72 Bank of America Corporation,
Convertible, 7.250%
i
86,724
5,525 Capital One Financial Corporation,
5.000%
i
111,881
2,485 Cobank ACB, 6.250%
b,h,i
248,624
5,875 Equitable Holdings, Inc., 5.250%
i
123,963
140 First Horizon Bank, 3.750%
b,f,i
113,764
2,900 First Republic Bank, 4.500%
i
53,650
4,400 J.P. Morgan Chase & Company,
4.200%
i
81,576
3,650 J.P. Morgan Chase & Company,
4.750%
i
77,928
3,350 J.P. Morgan Chase & Company,
5.750%
i
83,449
5,880 Morgan Stanley, 5.850%
b,i
145,412
3,100 Morgan Stanley, 7.125%
b,i
81,313
825 Regions Financial Corporation,
5.700%
b,i
19,247
775 Synovus Financial Corporation,
5.875%
b,i
19,243
Shares Preferred Stock (0.8%) Value
Financials (0.4%) - continued
5,025 Truist Financial Corporation,
4.750%
i
$ 100,601
5,000 Wells Fargo & Company, 4.250%
i
87,900
128 Wells Fargo & Company,
Convertible, 7.500%
i
155,585
Total 1,882,972
Health Care (0.1%)
2,471 Becton, Dickinson and Company,
Convertible, 6.000% 122,215
1,413 Boston Scientific Corporation,
Convertible, 5.500% 143,335
89 Danaher Corporation, Convertible,
5.000% 117,766
Total 383,316
Industrials (<0.1%)
726 Stanley Black & Decker, Inc.,
Convertible, 5.250% 48,925
Total 48,925
Real Estate (<0.1%)
6,150 Public Storage, 4.125%
h,i
119,679
1,300 Public Storage, 4.625%
i
28,587
325 Public Storage, 4.700%
i
7,176
Total 155,442
Utilities (0.2%)
2,305 AES Corporation, Convertible,
6.875% 198,991
941 American Electric Power
Company, Inc., Convertible,
6.125% 50,814
5,200 CMS Energy Corporation, 4.200%
i
92,404
3,405 NextEra Energy, Inc., Convertible,
4.872% 191,736
939 NextEra Energy, Inc., Convertible,
5.279% 46,621
314 NiSource, Inc., Convertible,
7.750% 35,708
3,425 Southern Company, 4.950% 74,846
Total 691,120
Total Preferred Stock
(cost $4,195,128) 3,634,130
Shares or
Principal
Amount Short-Term Investments ( 18.2% ) Value
Federal Home Loan Bank Discount
Notes
400,000 1.085%, 8/17/2022
m,n
399,110
400,000 1.140%, 8/18/2022
m,n
399,092
800,000 1.150%, 8/19/2022
m,n
798,145
100,000 1.190%, 8/31/2022
m,n
99,712
Thrivent Core Short-Term Reserve
Fund
7,192,537 1.630% 71,925,366

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments (18.2%) Value
U.S. Treasury Bills
3,000,000 0.731%, 7/21/2022
m,o
$ 2,998,308
100,000 1.300%, 8/11/2022
m,p
99,853
Total Short-Term Investments
(cost $76,713,165) 76,719,586
Total Investments (cost
$484,003,564) 113.4% $478,980,921
Other Assets and Liabilities, Net
(13.4%) (56,741,656)
Total Net Assets 100.0% $422,239,265
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
June 30, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2022, the value of these investments was $38,834,919 or 9.2% of
total net assets.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 30, 2022.
h All or a portion of the security is on loan.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k All or a portion of the security is insured or guaranteed.
l Non-income producing security.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o At June 30, 2022, $1,053,406 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
p All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Balanced
Income Plus Portfolio as of June 30, 2022 was $181,434 or
0.04% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of June 30, 2022.
Security
Acquisition
Date Cost
College Avenue Student Loans,
LLC, 11/26/2046 7/11/2017 $ 116,641
Credit Acceptance Corporation,
12/31/2024 5/29/2020 66,930
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus
Portfolio as of June 30, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 1,311,384
Common Stock 3,948,950
Total lending $5,260,334
Gross amount payable upon return of
collateral for securities loaned $5,471,273
Net amounts due to counterparty $210,939
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 30,819,697
Gross unrealized depreciation (37,427,187)
Net unrealized appreciation (depreciation) $ (6,607,490)
Cost for federal income tax purposes $ 486,217,735

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2022, in valuing Balanced Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 2,625,661 – 1,441,146 1,184,515
Capital Goods 10,240,108 – 8,122,414 2,117,694
Communications Services 7,273,275 – 6,950,474 322,801
Consumer Cyclical 4,794,819 – 4,034,531 760,288
Consumer Non-Cyclical 7,912,242 – 7,407,121 505,121
Energy 377,579 – 377,579 –
Financials 1,753,285 – 1,479,299 273,986
Technology 3,120,510 – 2,743,666 376,844
Transportation 2,078,154 – 1,914,839 163,315
Utilities 2,089,675 – 2,089,675 –
Long-Term Fixed Income
Asset-Backed Securities 10,103,444 – 10,103,444 –
Basic Materials 2,085,901 – 2,085,901 –
Capital Goods 4,175,816 – 4,175,816 –
Collateralized Mortgage Obligations 8,644,941 – 8,644,941 –
Commercial Mortgage-Backed Securities 2,223,586 – 2,223,586 –
Communications Services 5,899,514 – 5,899,514 –
Consumer Cyclical 7,121,483 – 7,121,483 –
Consumer Non-Cyclical 7,310,386 – 7,310,386 –
Energy 6,192,169 – 6,192,169 –
Financials 21,311,791 – 21,311,791 –
Foreign Government 40,252 – 40,252 –
Mortgage-Backed Securities 60,610,323 – 60,610,323 –
Technology 4,694,460 – 4,694,460 –
Transportation 2,055,986 – 2,055,986 –
U.S. Government & Agencies 13,036,116 – 13,036,116 –
Utilities 3,404,154 – 3,404,154 –
Common Stock
Communications Services 8,679,874 8,675,055 4,819 –
Consumer Discretionary 13,308,567 13,171,241 137,326 –
Consumer Staples 6,418,336 6,418,336 – –
Energy 6,347,077 6,347,077 – –
Financials 19,180,282 18,815,725 364,557 –
Health Care 18,220,560 18,220,560 – –
Industrials 16,564,295 16,208,597 355,698 –
Information Technology 26,223,385 25,747,290 476,095 –
Materials 5,633,631 5,427,588 206,043 –
Real Estate 4,645,063 4,645,063 – –
Utilities 4,719,077 4,719,077 – –
Registered Investment Companies
Unaffiliated 5,700,630 5,660,316 – 40,314
Preferred Stock
Communications Services 302,603 302,603 – –
Consumer Staples 32,312 32,312 – –
Energy 137,440 137,440 – –
Financials 1,882,972 1,520,584 362,388 –
Health Care 383,316 383,316 – –
Industrials 48,925 48,925 – –
Real Estate 155,442 155,442 – –
Utilities 691,120 691,120 – –
Short-Term Investments 4,794,220 – 4,794,220 –
Subtotal Investments in Securities $345,244,757 $137,327,667 $202,172,212 $5,744,878
Other Investments  * Total
Affiliated Registered Investment Companies 56,339,525
Affiliated Short-Term Investments 71,925,366
Collateral Held for Securities Loaned 5,471,273
Subtotal Other Investments $133,736,164
Total Investments at Value $478,980,921

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,089,392 1,089,392 – –
Credit Default Swaps 733 – 733 –
Total Asset Derivatives $1,090,125 $1,089,392 $733 $–
Liability Derivatives
Futures Contracts 460,801 460,801 – –
Total Liability Derivatives $460,801 $460,801 $– $–
The following table presents Balanced Income Plus Portfolio's futures contracts held as of June 30, 2022. Investments and/or cash totaling
$1,718,459 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 27 September 2022 $ 3,232,704 ( $ 32,360)
CBOT 2-Yr. U.S. Treasury Note 61 September 2022 12,855,430 (44,477)
CBOT 5-Yr. U.S. Treasury Note 38 September 2022 4,291,725 (26,225)
CBOT U.S. Long Bond 52 September 2022 7,267,451 (58,951)
CME E-mini S&P 500 Index 40 September 2022 7,836,026 (257,026)
CME Ultra Long Term U.S. Treasury Bond 51 September 2022 7,884,094 (12,563)
Ultra 10-Yr. U.S. Treasury Note 9 September 2022 1,161,592 (15,216)
Total Futures Long Contracts $ 44,529,022 ( $ 446,818)
CME E-mini Russell 2000 Index (121) September 2022 ( $ 11,196,052) $ 862,652
CME E-mini S&P Mid-Cap 400 Index (19) September 2022 (4,535,940) 226,740
ICE mini MSCI EAFE Index (23) September 2022 (2,121,107) (13,983)
Total Futures Short Contracts ( $ 17,853,099) $1,075,409
Total Futures Contracts $ 26,675,923 $628,591

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Balanced Income Plus Portfolio's swaps contracts held as of June 30, 2022. Investments totaling $99,853 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 38, 5 Year, at 5.00%, Quarterly Buy 6/20/2027 $ 1,267,200 $ – $ 733 $ 733
Total Credit Default Swaps $– $733 $733
1 As the buyer of protection, Balanced Income Plus Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Balanced Income Plus Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Balanced Income Plus Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2022, for Balanced Income Plus
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 1,089,392
Total Equity Contracts 1,089,392
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 733
Total Credit Contracts 733
Total Asset Derivatives $1,090,125
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 271,009
Total Equity Contracts 271,009
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 189,792
Total Interest Rate Contracts 189,792
Total Liability Derivatives $460,801
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2022, for
Balanced Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 287,684
Total Equity Contracts
287,684
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (811,249)
Total Interest Rate Contracts
(811,249)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (197)
Total Credit Contracts
(197)
Total ($523,762)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2022, for Balanced Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 357,293
Total Equity Contracts 357,293
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (295,961)
Total Interest Rate Contracts (295,961)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 733
Total Credit Contracts 733
Total $62,065
The following table presents Balanced Income Plus Portfolio's average volume of derivative activity during the period ended June 30, 2022.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $14,266,671
Futures - Short (14,090,969)
Interest Rate Contracts
Futures - Long 15,491,818
Futures - Short (7,671,161)
Credit Contracts
Credit Default Swaps - Buy Protection 407

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Balanced Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
6/30/2022
Shares Held at
6/30/2022
% of Net
Assets
6/30/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $30,274 $723 $– $24,300 3,240 5.8%
Core International Equity 40,373 – – 32,039 3,704 7.6
Total Affiliated Registered Investment
Companies 70,647 56,339 13.4
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% 94,175 56,665 78,915 71,925 7,193 17.0
Total Affiliated Short-Term Investments 94,175 71,925 17.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 3,983 39,115 37,627 5,471 5,471 1.3
Total Collateral Held for Securities Loaned 3,983 5,471 1.3
Total Value $168,805 $133,735
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 6/30/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(6,697) $ – $723
Core International Equity – (8,334) – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% 0 0 – 270
Total Income/Non Income Cash from Affiliated
Investments $993
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 26
Total Affiliated Income from Securities Loaned, Net $26
Total Value $0 $(15,031) $ –

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 9.7% )
a
Value
Basic Materials (0.5%)
Flexsys Holdings, Inc., Term Loan
$ 942,637
6.916%,  (LIBOR 1M +
5.250%), 11/1/2028
b,c
$ 869,583
INEOS US Petrochem, LLC, Term
Loan
752,400
4.416%,  (LIBOR 1M +
2.750%), 1/29/2026
b
708,430
Innophos Holdings, Inc., Term
Loan
488,750
5.166%,  (LIBOR 1M +
3.500%), 2/7/2027
b,c
467,978
Momentive Performance Materials
USA, LLC, Term Loan
451,050
4.920%,  (LIBOR 1M +
3.250%), 5/15/2024
b
434,889
Nouryon USA, LLC, Term Loan
919,223
5.250%,  (LIBOR 3M +
3.000%), 10/1/2025
b
867,802
Sparta US HoldCo, LLC, Term
Loan
139,300
4.370%,  (LIBOR 1M +
3.250%), 8/2/2028
b,c
132,683
Venator Finance SARL, Term Loan
561,163
4.666%,  (LIBOR 1M +
3.000%), 8/8/2024
b,c
526,090
Total 4,007,455
Capital Goods (2.2%)
AZZ, Inc., Term Loan
307,000
5.875%,  (TSFR1M +
4.250%), 5/6/2029
b,c
292,418
Bingo Industries, Ltd., Term Loan
342,412
5.750%,  (LIBOR 3M +
3.500%), 8/9/2028
b,c
321,012
BW Holding, Inc., Delayed Draw
148,264
5.175%,  (LIBOR 3M +
4.000%), 12/14/2028
b
138,812
BW Holding, Inc., Term Loan
566,774
5.175%,  (LIBOR 1M +
4.000%), 12/14/2028
b
530,642
358,103
5.547%,  (TSFR1M +
4.000%), 12/14/2028
b
335,273
CP Atlas Buyer, Inc., Term Loan
577,802
5.416%,  (LIBOR 1M +
3.750%), 11/23/2027
b
505,820
Foley Products Company, LLC,
Term Loan
778,050
6.954%,  (SOFRRATE +
4.750%), 2/16/2029
b
734,285
Gemini HDPE, LLC, Term Loan
677,047
4.239%,  (LIBOR 3M +
3.000%), 12/31/2027
b
644,467
GFL Environmental, Inc., Term
Loan
758,450
4.239%,  (LIBOR 3M +
3.000%), 5/31/2025
b
737,911
Grinding Media, Inc., Term Loan
947,838
4.796%,  (LIBOR 3M +
4.000%), 10/12/2028
b,c
862,532
Groupe Solmax, Inc., Term Loan
827,729
7.000%,  (LIBOR 3M +
4.750%), 7/23/2028
b
738,061
Principal
Amount Bank Loans (9.7%)
a
Value
Capital Goods (2.2%) - continued
HRNI Holdings, LLC, Term Loan
$ 439,850
5.916%,  (LIBOR 1M +
4.250%), 12/10/2028
b
$ 426,655
Hyperion Materials &
Technologies, Inc., Term Loan
572,125
6.075%,  (LIBOR 3M +
4.500%), 8/30/2028
b
538,513
LABL, Inc., Term Loan
231,338
6.666%,  (LIBOR 1M +
5.000%), 10/29/2028
b
213,217
LRS Holdings, LLC, Term Loan
460,685
5.916%,  (LIBOR 1M +
4.250%), 8/31/2028
b,c
429,589
LTR Intermediate Holdings, Inc.,
Term Loan
485,548
6.750%,  (LIBOR 3M +
4.500%), 5/7/2028
b
443,465
Mauser Packaging Solutions
Holding Company, Term Loan
927,781
4.312%,  (LIBOR 1M +
3.250%), 4/3/2024
b
870,759
Natgasoline, LLC, Term Loan
579,000
5.188%,  (LIBOR 1M +
3.500%), 11/14/2025
b,c
551,498
Novae, LLC, Delayed Draw
260,000
6.625%,  (SOFRRATE +
5.000%), 12/22/2028
b
243,534
Novae, LLC, Term Loan
907,725
6.625%,  (SOFRRATE +
5.000%), 12/22/2028
b
850,239
Pactiv Evergreen Group Holdings,
Inc., Term Loan
492,500
4.916%,  (LIBOR 1M +
3.250%), 2/5/2026
b
458,335
Quikrete Holdings Inc., Term Loan
563,587
4.666%,  (LIBOR 1M +
3.000%), 6/11/2028
b
530,477
RLG Holdings, LLC, Term Loan
511,228
5.916%,  (LIBOR 1M +
4.250%), 7/8/2028
b
475,867
Smyrna Ready Mix Concrete, LLC,
Term Loan
781,000
5.875%,  (TSFR1M +
4.250%), 4/1/2029
b,c
720,473
TransDigm, Inc., Term Loan
1,720,875
3.916%,  (LIBOR 1M +
2.250%), 12/9/2025
b
1,628,137
TricorBraun Holdings, Inc., Term
Loan
881,368
4.916%,  (LIBOR 1M +
3.250%), 3/3/2028
b
817,627
Trident TPI Holdings, Inc., Delayed
Draw
72,200
5.410%,  (LIBOR 3M +
4.000%), 9/17/2028
b,d,e
67,579
Trident TPI Holdings, Inc., Term
Loan
498,731
6.250%,  (LIBOR 3M +
4.000%), 9/17/2028
b
466,812
Venga Finance SARL, Term Loan
463,000
0.000%,  (LIBOR 2M +
4.750%), 12/3/2028
b,c,d,e
430,590

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (9.7%)
a
Value
Capital Goods (2.2%) - continued
Waterlogic USA Holdings, Inc.,
Term Loan
$ 511,138
6.416%,  (LIBOR 1M +
4.750%), 8/12/2028
b
$ 494,740
Total 16,499,339
Communications Services (1.7%)
Audacy Capital Corporation, Term
Loan
616,775
4.133%,  (LIBOR 1M +
2.500%), 11/17/2024
b
545,075
Cablevision Lightpath, LLC, Term
Loan
704,275
4.574%,  (LIBOR 1M +
3.250%), 12/1/2027
b
662,462
Cengage Learning, Inc., Term
Loan
932,950
5.750%,  (LIBOR 3M +
4.750%), 7/14/2026
b
839,217
CMG Media Corporation, Term
Loan
916,050
5.166%,  (LIBOR 1M +
3.500%), 12/17/2026
b
842,006
CommScope, Inc., Term Loan
1,235,075
4.916%,  (LIBOR 1M +
3.250%), 4/4/2026
b
1,106,170
DIRECTV Financing, LLC, Term
Loan
997,775
6.666%,  (LIBOR 1M +
5.000%), 8/2/2027
b
915,878
E.W. Scripps Company, Term Loan
294,206
4.416%,  (LIBOR 1M +
2.750%), 1/7/2028
b
277,843
iHeartCommunications, Inc., Term
Loan
511,359
4.666%,  (LIBOR 1M +
3.000%), 5/1/2026
b
473,861
Metronet Systems Holdings, LLC,
Term Loan
840,953
5.055%,  (LIBOR 1M +
3.750%), 6/2/2028
b
776,477
NEP Group, Inc., Term Loan
969,886
4.916%,  (LIBOR 1M +
3.250%), 10/20/2025
b
899,220
253,000
8.666%,  (LIBOR 1M +
7.000%), 10/19/2026
b,d,e
231,338
Nexstar Media, Inc., Term Loan
721,165
4.166%,  (LIBOR 1M +
2.500%), 9/19/2026
b
709,345
ORBCOMM, Inc., Term Loan
501,213
5.916%,  (LIBOR 1M +
4.250%), 9/1/2028
b
461,953
Sharp Midco, LLC, Term Loan
187,530
6.250%,  (LIBOR 3M +
4.000%), 1/20/2029
b,c
175,341
Univision Communications, Inc.,
Term Loan
468,825
4.916%,  (LIBOR 1M +
3.250%), 1/31/2029
b
437,179
Voyage Australia, Pty. Ltd., Term
Loan
476,400
4.563%,  (LIBOR 3M +
3.500%), 7/20/2028
b
444,543
Principal
Amount Bank Loans (9.7%)
a
Value
Communications Services (1.7%) - continued
Xplornet Communications, Inc.,
Term Loan
$ 501,213
5.666%,  (LIBOR 1M +
4.000%), 10/1/2028
b
$ 456,459
445,000
8.666%,  (LIBOR 1M +
7.000%), 10/1/2029
b,c
398,275
Zacapa SARL, Term Loan
267,330
6.304%,  (SOFRRATE +
4.250%), 3/22/2029
b
248,884
Zayo Group Holdings, Inc., Term
Loan
1,416,355
4.666%,  (LIBOR 1M +
3.000%), 3/9/2027
b
1,301,786
Total 12,203,312
Consumer Cyclical (1.1%)
ACProducts Holdings, Inc., Term
Loan
886,050
6.060%,  (LIBOR 3M +
4.250%), 5/17/2028
b
682,259
AI Aqua Merger Sub, Inc., Term
Loan
579,375
4.831%,  (TSFR1M +
3.750%), 7/30/2028
b
526,507
Allen Media, LLC, Term Loan
275,807
7.704%,  (LIBOR 3M +
5.500%), 2/10/2027
b
243,814
American Trailer World
Corporation, Term Loan
816,004
5.375%,  (LIBOR 1M +
3.750%), 3/5/2028
b
697,006
Caesars Resort Collection, LLC,
Term Loan
420,718
5.166%,  (LIBOR 1M +
3.500%), 7/20/2025
b
404,625
Carnival Corporation, Term Loan
464,081
5.877%,  (LIBOR 3M +
3.000%), 6/30/2025
b
429,971
Golden Entertainment, Inc., Term
Loan
1,153,760
4.630%,  (LIBOR 1M +
3.000%), 10/20/2024
b
1,121,674
Great Canadian Gaming
Corporation, Term Loan
320,000
6.096%,  (LIBOR 3M +
4.000%), 11/1/2026
b
300,320
PetSmart, LLC, Term Loan
1,116,562
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
1,047,894
Secure Acquisition, Inc., Delayed
Draw
73,000
0.000%,  (LIBOR 1M +
5.000%), 12/23/2028
b,c,d,e
67,890
Secure Acquisition, Inc., Term
Loan
489,772
7.250%,  (LIBOR 3M +
5.000%), 12/23/2028
b,c
455,488
Staples, Inc., Term Loan
262,194
5.786%,  (LIBOR 3M +
4.500%), 9/12/2024
b
240,272
434,969
6.286%,  (LIBOR 3M +
5.000%), 4/12/2026
b
377,092

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (9.7%)
a
Value
Consumer Cyclical (1.1%) - continued
Tenneco, Inc., Term Loan
$ 699,269
4.666%,  (LIBOR 1M +
3.000%), 10/1/2025
b
$ 671,298
Voyage Digital NZ/US, Term Loan
780,000
0.000%,  (SOFRRATE +
4.500%), 5/13/2029
b,c,d,e
741,000
Wyndham Hotels & Resorts, Inc.,
Term Loan
382,525
3.416%,  (LIBOR 1M +
1.750%), 5/30/2025
b
368,865
Total 8,375,975
Consumer Non-Cyclical (1.8%)
Adient US, LLC, Term Loan
247,500
4.916%,  (LIBOR 1M +
3.250%), 4/8/2028
b
229,762
Alltech, Inc., Term Loan
446,755
5.666%,  (LIBOR 1M +
4.000%), 10/15/2028
b
417,528
Bausch Health Companies, Inc.,
Term Loan
1,219,000
0.000%,  (SOFRRATE +
5.250%), 2/1/2027
b,d,e
1,042,111
Blue Ribbon, LLC, Term Loan
620,813
7.062%,  (LIBOR 1M +
6.000%), 5/7/2028
b
564,939
Chobani, LLC, Term Loan
363,525
5.166%,  (LIBOR 1M +
3.500%), 10/23/2027
b
328,808
City Brewing Company, LLC, Term
Loan
1,136,980
4.469%,  (LIBOR 1M +
3.500%), 4/5/2028
b
1,006,228
CNT Holdings I Corporation, Term
Loan
469,062
4.690%,  (LIBOR 1M +
3.500%), 11/8/2027
b
444,338
135,000
7.940%,  (LIBOR 1M +
6.750%), 11/6/2028
b
129,488
Del Monte Foods, Inc., Term Loan
293,000
5.684%,  (SOFRRATE +
4.250%), 5/16/2029
b
275,420
Gainwell Acquisition Corporation,
Term Loan
928,221
6.250%,  (LIBOR 3M +
4.000%), 10/1/2027
b
876,008
Global Medical Response, Inc.,
Term Loan
233,993
5.916%,  (LIBOR 1M +
4.250%), 3/14/2025
b
217,176
2,237,960
5.250%,  (LIBOR 1M +
4.250%), 10/2/2025
b
2,077,118
Herens US Holdco Corporation,
Term Loan
866,277
6.250%,  (LIBOR 3M +
4.000%), 7/2/2028
b
770,987
Mamba Purchaser, Inc., Term Loan
90,000
8.095%,  (LIBOR 1M +
6.500%), 10/14/2029
b
85,950
Packaging Coordinators Midco,
Inc., Term Loan
459,510
6.000%,  (LIBOR 3M +
3.750%), 11/30/2027
b
433,281
Principal
Amount Bank Loans (9.7%)
a
Value
Consumer Non-Cyclical (1.8%) - continued
Pegasus Bidco BV, Term Loan
$ 409,000
0.000%,  (TSFR1M +
4.250%), 5/5/2029
b,d,e
$ 387,016
Precision Medicine Group, LLC,
Delayed Draw
46,477
0.000%,  (LIBOR 1M +
3.750%), 11/20/2027
b,c,d,e
42,875
Precision Medicine Group, LLC,
Term Loan
737,861
5.250%,  (LIBOR 3M +
3.000%), 11/20/2027
b,c
680,677
Prime Security Services Borrower,
LLC, Term Loan
2,088,562
3.560%,  (LIBOR 1M +
2.750%), 9/23/2026
b
1,945,412
Spectrum Group Buyer, Inc., Term
Loan
1,176,000
7.250%,  (TSFR1M +
6.500%), 5/19/2028
b
1,142,778
Total 13,097,900
Energy (0.1%)
GIP II Blue Holding, LP, Term Loan
714,717
6.750%,  (LIBOR 3M +
4.500%), 9/29/2028
b
691,189
Total 691,189
Financials (0.4%)
Asurion, LLC, Term Loan
305,350
4.916%,  (LIBOR 1M +
3.250%), 12/23/2026
b
276,152
987,500
4.916%,  (LIBOR 1M +
3.250%), 7/31/2027
b
891,219
630,000
6.916%,  (LIBOR 1M +
5.250%), 2/3/2028
b
535,500
480,000
6.916%,  (LIBOR 1M +
5.250%), 1/15/2029
b
405,600
Rinchem Company, LLC, Term
Loan
195,000
6.654%,  (SOFRRATE +
4.500%), 3/2/2029
b,c
182,081
Stonepeak Taurus Lower Holdings,
LLC, Term Loan
293,000
9.154%,  (SOFRRATE +
7.000%), 1/28/2030
b,c
268,095
Tiger Acquisition, LLC, Term Loan
307,675
4.916%,  (LIBOR 1M +
3.250%), 6/1/2028
b
274,434
Total 2,833,081
Technology (0.7%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
750,765
4.739%,  (LIBOR 3M +
3.500%), 8/21/2026
b
642,843
Crown Subsea Communications
Holding, Inc., Term Loan
733,253
5.812%,  (LIBOR 1M +
4.750%), 4/27/2027
b,c
696,591

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (9.7%)
a
Value
Technology (0.7%) - continued
Gogo Intermediate Holdings, LLC,
Term Loan
$ 796,950
4.989%,  (LIBOR 3M +
3.750%), 4/30/2028
b
$ 752,321
Gridiron Fiber Corporation, Term
Loan
504,735
6.750%,  (LIBOR 3M +
4.500%), 10/4/2028
b
474,451
Lummus Technology Holdings V,
LLC, Term Loan
455,784
5.166%,  (LIBOR 1M +
3.500%), 6/30/2027
b
420,137
Rackspace Technology Global,
Inc., Term Loan
1,343,000
4.160%,  (LIBOR 3M +
2.750%), 2/9/2028
b
1,220,451
Redstone Holdco 2 LP, Term Loan
457,853
5.934%,  (LIBOR 3M +
4.750%), 4/27/2028
b
392,229
263,037
8.975%,  (LIBOR 3M +
7.750%), 8/6/2029
b
225,159
SS&C Technologies, Inc., Term
Loan
95,872
3.416%,  (LIBOR 1M +
1.750%), 4/16/2025
b
90,899
74,855
3.416%,  (LIBOR 1M +
1.750%), 4/16/2025
b
70,972
Total 4,986,053
Transportation (0.6%)
AAdvantage Loyalty IP, Ltd., Term
Loan
1,590,000
5.813%,  (LIBOR 3M +
4.750%), 4/20/2028
b
1,513,903
Air Canada, Term Loan
329,000
4.250%,  (LIBOR 3M +
3.500%), 8/11/2028
b,c
301,858
Genesee & Wyoming, Inc., Term
Loan
972,613
4.250%,  (LIBOR 3M +
2.000%), 12/30/2026
b
932,132
Hertz Corporation, Term Loan
247,500
4.920%,  (LIBOR 1M +
3.250%), 6/30/2028
b
232,561
47,115
4.920%,  (LIBOR 1M +
3.250%), 6/30/2028
b
44,271
SkyMiles IP, Ltd., Term Loan
950,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
943,169
United Airlines, Inc., Term Loan
474,000
5.392%,  (LIBOR 1M +
3.750%), 4/21/2028
b
439,341
Total 4,407,235
Utilities (0.6%)
Advanced Drainage Systems, Inc.,
Term Loan
83,623
3.395%,  (LIBOR 1M +
2.250%), 9/24/2026
b
83,205
Calpine Corporation, Term Loan
911,125
4.170%,  (LIBOR 1M +
2.500%), 12/16/2027
b
864,120
Principal
Amount Bank Loans (9.7%)
a
Value
Utilities (0.6%) - continued
Constellation Renewables, LLC,
Term Loan
$ 268,958
4.080%,  (LIBOR 3M +
2.500%), 12/15/2027
b
$ 258,737
CQP Holdco, LP, Term Loan
1,118,700
6.000%,  (LIBOR 3M +
3.750%), 6/4/2028
b
1,048,781
EnergySolutions, LLC, Term Loan
386,144
6.000%,  (LIBOR 3M +
3.750%), 5/11/2025
b
357,346
Freeport LNG Investments, LLP,
Term Loan
862,577
4.563%,  (LIBOR 3M +
3.500%), 12/21/2028
b
743,257
GIP III Stetson I, LP, Term Loan
497,931
5.916%,  (LIBOR 1M +
4.250%), 7/18/2025
b,d,e
469,145
Osmose Utilities Services, Inc.,
Term Loan
198,500
4.916%,  (LIBOR 1M +
3.250%), 6/22/2028
b
176,294
PG&E Corporation, Term Loan
465,148
4.688%,  (LIBOR 1M +
3.000%), 6/23/2025
b
437,472
Total 4,438,357
Total Bank Loans
(cost $76,821,589) 71,539,896
Principal
Amount Long-Term Fixed Income ( 58.9% ) Value
Asset-Backed Securities (3.5%)
510 Asset Backed Trust
600,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
f,g
554,186
1,107,795
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
f,g
1,033,938
550,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
f,g
502,883
522 Funding CLO, Ltd.
1,000,000
3.463%,  (LIBOR 3M +
2.400%), 4/20/2030, Ser.
2019-4A, Class CR
b,f
958,246
Anchorage Capital CLO 21, Ltd.
875,000
3.463%,  (LIBOR 3M +
2.400%), 10/20/2034, Ser.
2021-21A, Class C
b,f
831,346
Ares XL CLO, Ltd.
825,000
3.844%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,f
755,417
Babson CLO, Ltd.
1,780,000
3.963%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,f
1,638,088
Barings CLO, Ltd.
400,000
4.213%,  (LIBOR 3M +
3.150%), 1/20/2032, Ser.
2016-2A, Class DR2
b,f
376,784

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.9%) Value
Asset-Backed Securities (3.5%) - continued
Benefit Street Partners CLO II, Ltd.
$ 750,000
2.944%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,f
$ 715,879
Benefit Street Partners CLO, Ltd.
400,000
3.194%,  (LIBOR 3M +
2.150%), 7/15/2032, Ser.
2019-17A, Class CR
b,f
375,144
Business Jet Securities, LLC
973,843
4.455%,  6/15/2037, Ser.
2022-1A, Class A
f
938,898
CarVal CLO, Ltd.
1,250,000
4.880%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
b,f
1,153,228
Colony American Finance, Ltd.
950,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
f
889,755
Dewolf Park CLO, Ltd.
700,000
3.894%,  (LIBOR 3M +
2.850%), 10/15/2030, Ser.
2017-1A, Class DR
b,f
653,068
Dryden 36 Senior Loan Fund
750,000
3.094%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,f
716,022
Foundation Finance Trust
25,620
3.300%,  7/15/2033, Ser.
2017-1A, Class A
f
25,636
Galaxy XIX CLO, Ltd.
350,000
3.034%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,f
327,631
Harley Marine Financing, LLC
1,177,163
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
f
1,172,391
Home RE, Ltd.
850,000
4.426%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
b,f
840,990
Longfellow Place CLO, Ltd.
1,550,000
3.344%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,f
1,491,782
Madison Park Funding XXI, Ltd.
850,000
3.244%,  (LIBOR 3M +
2.200%), 10/15/2032, Ser.
2016-21A, Class BRR
b,f
800,336
Mountain View CLO, Ltd.
230,000
3.394%,  (LIBOR 3M +
2.350%), 10/16/2029, Ser.
2017-1A, Class CR
b,f
218,430
Neuberger Berman CLO, Ltd.
1,225,000
4.044%,  (LIBOR 3M +
3.000%), 10/15/2029, Ser.
2013-15A, Class DR2
b,f
1,117,250
OCP CLO, Ltd.
925,000
3.044%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,f
867,669
Principal
Amount Long-Term Fixed Income (58.9%) Value
Asset-Backed Securities (3.5%) - continued
OZLM VIII, Ltd.
$ 1,000,000
2.694%,  (LIBOR 3M +
1.650%), 10/17/2029, Ser.
2014-8A, Class A2R3
b,f
$ 966,792
Preston Ridge Partners Mortgage
Trust, LLC
325,000
3.474%,  7/25/2026, Ser.
2021-6, Class A2
f,g
299,096
Progress Residential Trust
1,500,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
f
1,421,372
Saxon Asset Securities Trust
399,056
3.363%,  8/25/2035, Ser.
2004-2, Class MF2
b
347,768
Sculptor CLO, Ltd.
625,000
3.463%,  (LIBOR 3M +
2.400%), 1/20/2035, Ser. 28A,
Class C
b,f
584,420
TCI-Flatiron CLO, Ltd.
1,700,000
2.946%,  (TSFR3M +
2.100%), 1/17/2032, Ser.
2016-1A, Class CR3
b,f
1,603,464
VCAT Asset Securitization, LLC
250,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
f,g
236,846
Whitebox CLO III, Ltd.
725,000
3.244%,  (LIBOR 3M +
2.200%), 10/15/2034, Ser.
2021-3A, Class C
b,f
671,852
Wind River CLO, Ltd.
725,000
3.063%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,f
688,174
Total 25,774,781
Basic Materials (1.0%)
Alcoa Nederland Holding BV
420,000 5.500%,  12/15/2027
f
397,950
Anglo American Capital plc
70,000 3.875%,  3/16/2029
f
64,378
Chemours Company
290,000 5.750%,  11/15/2028
f
247,147
Cleveland-Cliffs, Inc.
250,000 5.875%,  6/1/2027 233,133
160,000 4.625%,  3/1/2029
f,h
141,200
160,000 4.875%,  3/1/2031
f,h
141,067
Consolidated Energy Finance SA
483,000 5.625%,  10/15/2028
f
388,553
Ecolab, Inc.
119,000 2.125%,  2/1/2032 100,367
EverArc Escrow Sarl
237,000 5.000%,  10/30/2029
f
199,486
First Quantum Minerals, Ltd.
513,000 6.875%,  10/15/2027
f
458,653
Freeport-McMoRan, Inc.
283,000 4.625%,  8/1/2030 262,562
Glencore Funding, LLC
147,000 4.000%,  3/27/2027
f
141,348
Hecla Mining Company
120,000 7.250%,  2/15/2028 110,624

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.9%) Value
Basic Materials (1.0%) - continued
Hudbay Minerals, Inc.
$ 280,000 4.500%,  4/1/2026
f
$ 234,298
Ingevity Corporation
430,000 3.875%,  11/1/2028
f
360,125
LYB International Finance III, LLC
135,000 1.250%,  10/1/2025 122,156
Mercer International, Inc.
270,000 5.125%,  2/1/2029 230,480
Methanex Corporation
274,000 4.250%,  12/1/2024 260,985
Mosaic Company
55,000 3.250%,  11/15/2022 55,058
171,000 4.050%,  11/15/2027 167,255
Novelis Corporation
110,000 3.250%,  11/15/2026
f
92,980
160,000 4.750%,  1/30/2030
f
132,989
110,000 3.875%,  8/15/2031
f
84,721
Nutrien, Ltd.
188,000 4.000%,  12/15/2026 186,317
OCI NV
195,000 4.625%,  10/15/2025
f
188,217
Olin Corporation
500,000 5.125%,  9/15/2027 459,588
SCIL USA Holdings, LLC
221,000 5.375%,  11/1/2026
f
176,800
SPCM SA
286,000 3.375%,  3/15/2030
f
223,795
SunCoke Energy, Inc.
309,000 4.875%,  6/30/2029
f
246,920
Syngenta Finance NV
195,000 5.182%,  4/24/2028
f
197,392
Taseko Mines, Ltd.
211,000 7.000%,  2/15/2026
f
179,585
Unifrax Escrow Issuer Corporation
261,000 5.250%,  9/30/2028
f
208,251
United States Steel Corporation
474,000 6.875%,  3/1/2029
h
413,608
Westlake Corporation
98,000 3.600%,  8/15/2026 95,403
Total 7,203,391
Capital Goods (1.9%)
Advanced Drainage Systems, Inc.
300,000 6.375%,  6/15/2030
f
292,971
AECOM
450,000 5.125%,  3/15/2027 425,250
Amsted Industries, Inc.
315,000 5.625%,  7/1/2027
f
296,100
ARD Finance SA
93,000 6.500%,  6/30/2027
f
68,984
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
295,000 5.250%,  8/15/2027
f
210,353
116,000 5.250%,  8/15/2027
f
82,715
Boeing Company
255,000 4.875%,  5/1/2025 254,059
166,000 2.196%,  2/4/2026 149,627
147,000 3.250%,  3/1/2028 130,870
196,000 5.150%,  5/1/2030 188,136
Principal
Amount Long-Term Fixed Income (58.9%) Value
Capital Goods (1.9%) - continued
Bombardier, Inc.
$ 176,000 7.125%,  6/15/2026
f
$ 145,108
290,000 7.875%,  4/15/2027
f
241,399
245,000 6.000%,  2/15/2028
f
183,603
Builders FirstSource, Inc.
185,000 5.000%,  3/1/2030
f
156,778
Carrier Global Corporation
147,000 2.722%,  2/15/2030 126,925
Caterpillar Financial Services
Corporation
137,000 3.400%,  5/13/2025 136,647
Chart Industries, Inc., Convertible
202,000 1.000%,  11/15/2024
f
580,245
Clydesdale Acquisition Holdings,
Inc.
39,000 6.625%,  4/15/2029
f
36,646
79,000 8.750%,  4/15/2030
f
68,143
CNH Industrial Capital, LLC
67,000 1.950%,  7/2/2023 65,481
Cornerstone Building Brands, Inc.
202,000 6.125%,  1/15/2029
f
129,773
Covanta Holding Corporation
160,000 5.000%,  9/1/2030 130,608
Covert Mergeco, Inc.
180,000 4.875%,  12/1/2029
f
146,470
CP Atlas Buyer, Inc.
250,000 7.000%,  12/1/2028
f
180,545
Crown Cork & Seal Company, Inc.
237,000 7.375%,  12/15/2026 242,098
General Electric Company
495,000
5.159%,  (LIBOR 3M +
3.330%), 9/15/2022
b,i
433,719
GFL Environmental, Inc.
233,000 4.000%,  8/1/2028
f
192,225
383,000 3.500%,  9/1/2028
f
328,422
H&E Equipment Services, Inc.
486,000 3.875%,  12/15/2028
f
393,052
Howard Midstream Energy
Partners, LLC
289,000 6.750%,  1/15/2027
f
248,975
Howmet Aerospace, Inc.
146,000 6.875%,  5/1/2025 149,986
414,000 3.000%,  1/15/2029 342,891
Huntington Ingalls Industries, Inc.
147,000 4.200%,  5/1/2030 138,513
JELD-WEN, Inc.
118,000 4.625%,  12/15/2025
f
100,300
John Deere Capital Corporation
184,000 2.800%,  7/18/2029 169,356
91,000 3.900%,  6/7/2032 89,959
KBR, Inc., Convertible
345,000 2.500%,  11/1/2023 665,160
Mauser Packaging Solutions
Holding Company
240,000 5.500%,  4/15/2024
f
229,200
290,000 7.250%,  4/15/2025
f
253,025
Meritage Homes Corporation
146,000 3.875%,  4/15/2029
f
121,021
Meritor, Inc.
200,000 4.500%,  12/15/2028
f
192,564

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.9%) Value
Capital Goods (1.9%) - continued
MIWD Holdco II, LLC
$ 158,000 5.500%,  2/1/2030
f
$ 127,153
Nesco Holdings II, Inc.
185,000 5.500%,  4/15/2029
f
154,937
New Enterprise Stone and Lime
Company, Inc.
370,000 5.250%,  7/15/2028
f
304,153
OI European Group BV
335,000 4.750%,  2/15/2030
f
280,562
Otis Worldwide Corporation
122,000 2.056%,  4/5/2025 115,534
Owens-Brockway Glass Container,
Inc.
250,000 5.875%,  8/15/2023
f
247,500
Pactiv Evergreen Group
225,000 4.375%,  10/15/2028
f
191,250
Parker-Hannifin Corporation
87,000 2.700%,  6/14/2024 84,899
Patrick Industries, Inc., Convertible
149,000 1.000%,  2/1/2023 145,871
PGT Innovations, Inc.
298,000 4.375%,  10/1/2029
f
234,961
Raytheon Technologies
Corporation
202,000 4.125%,  11/16/2028 199,348
Republic Services, Inc.
79,000 3.950%,  5/15/2028 77,446
Siemens
Financieringsmaatschappij NV
147,000 1.700%,  3/11/2028
f
128,789
SRM Escrow Issuer, LLC
435,000 6.000%,  11/1/2028
f
367,675
Sunpower Corporation,
Convertible
143,000 4.000%,  1/15/2023 147,790
Textron, Inc.
147,000 3.650%,  3/15/2027 141,701
Titan Acquisition, Ltd.
125,000 7.750%,  4/15/2026
f
114,900
TransDigm, Inc.
220,000 6.250%,  3/15/2026
f
212,025
820,000 5.500%,  11/15/2027 695,672
United Rentals North America, Inc.
340,000 4.875%,  1/15/2028 321,463
240,000 4.000%,  7/15/2030 205,171
Victors Merger Corporation
138,000 6.375%,  5/15/2029
f
84,180
Waste Connections, Inc.
46,000 3.200%,  6/1/2032 41,002
Waste Pro USA, Inc.
140,000 5.500%,  2/15/2026
f
124,362
WESCO Distribution, Inc.
400,000 7.250%,  6/15/2028
f
395,600
Total 13,861,846
Collateralized Mortgage Obligations (4.5%)
Alternative Loan Trust
398,555
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 259,479
Principal
Amount Long-Term Fixed Income (58.9%) Value
Collateralized Mortgage Obligations (4.5%) -
continued
Banc of America Alternative Loan
Trust
$ 865,571
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 $ 769,630
Banc of America Mortgage
Securities Trust
344,207
2.246%,  9/25/2035, Ser.
2005-H, Class 3A1
b
321,412
Bear Stearns Adjustable Rate
Mortgage Trust
30,499
2.380%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
30,217
Business Jet Securities, LLC
293,493
2.981%,  11/15/2035, Ser.
2020-1A, Class A
f
269,249
CHL Mortgage Pass-Through Trust
179,394
2.884%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
177,300
776,252
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 477,238
CHNGE Mortgage Trust
1,229,689
3.757%,  3/25/2067, Ser.
2022-2, Class A1
b,f
1,170,329
1,200,000
5.000%,  5/25/2067, Ser.
2022-3, Class A1
b,f
1,173,932
CIM Trust
303,300
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,f
304,102
Citigroup Mortgage Loan Trust,
Inc.
57,583
2.524%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
b
55,039
832,522
2.959%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
741,119
Countrywide Alternative Loan Trust
411,305
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 366,984
188,551
2.737%,  10/25/2035, Ser.
2005-43, Class 4A1
b
165,032
178,784
2.820%,  10/25/2035, Ser.
2005-43, Class 1A1
b
167,311
222,888
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 189,775
Countrywide Home Loan
Mortgage Pass Through Trust
286,067
2.487%,  11/25/2035, Ser.
2005-22, Class 2A1
b
255,622
Credit Suisse Mortgage Trust
428,186
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,f
379,142
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
632,596
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 589,762
Eagle Re, Ltd.
812,112
3.424%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,f
804,987
Federal Home Loan Mortgage
Corporation
1,548,839
3.500%,  8/15/2035, Ser.
345, Class C8
j
177,186

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.9%) Value
Collateralized Mortgage Obligations (4.5%) -
continued
Federal Home Loan Mortgage
Corporation - REMIC
$ 4,505,416
1.500%,  12/25/2050, Ser.
5107, Class IO
j
$ 412,936
79,209
2.500%,  12/15/2022, Ser.
4155, Class AI
j
294
275,707
2.500%,  5/15/2027, Ser.
4106, Class HI
j
9,090
1,079,197
3.000%,  5/15/2027, Ser.
4046, Class GI
j
47,741
888,045
3.000%,  7/15/2027, Ser.
4084, Class NI
j
44,131
1,421,132
3.000%,  7/15/2027, Ser.
4074, Class IO
j
74,110
415,311
2.500%,  2/15/2028, Ser.
4162, Class AI
j
20,304
937,893
2.500%,  2/15/2028, Ser.
4161, Class UI
j
44,142
1,414,240
2.500%,  3/15/2028, Ser.
4177, Class EI
j
69,933
1,331,311
3.500%,  10/15/2032, Ser.
4119, Class KI
j
151,814
855,267
3.000%,  2/15/2033, Ser.
4170, Class IG
j
85,960
1,682,596
3.000%,  4/15/2033, Ser.
4203, Class DI
j
108,933
Federal National Mortgage
Association
2,976,729 3.500%,  7/1/2061
e
2,888,296
Federal National Mortgage
Association - REMIC
1,778,448
3.000%,  7/25/2027, Ser.
2012-73, Class DI
j
80,343
1,191,740
3.000%,  7/25/2027, Ser.
2012-74, Class AI
j
48,417
2,141,287
3.000%,  8/25/2027, Ser.
2012-95, Class HI
j
82,365
1,225,295
3.500%,  9/25/2027, Ser.
2012-98, Class YI
j
63,223
3,211,989
3.000%,  11/25/2027, Ser.
2012-121, Class BI
j
173,287
1,603,494
3.000%,  12/25/2027, Ser.
2012-139, Class DI
j
70,664
861,313
2.500%,  1/25/2028, Ser.
2012-152, Class AI
j
39,571
2,160,189
3.000%,  1/25/2028, Ser.
2012-147, Class EI
j
95,652
662,405
2.500%,  2/25/2028, Ser.
2013-46, Class CI
j
27,321
1,175,445
3.000%,  2/25/2028, Ser.
2013-2, Class GI
j
60,684
415,785
3.000%,  4/25/2028, Ser.
2013-30, Class DI
j
22,499
1,508,017
3.000%,  11/25/2031, Ser.
2013-69, Class IO
j
61,211
1,226,941
3.000%,  2/25/2033, Ser.
2013-1, Class YI
j
119,064
First Horizon Alternative Mortgage
Securities Trust
147,401
2.598%,  3/25/2035, Ser.
2005-AA2, Class 1A1
b
134,114
150,434
2.562%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
139,874
Principal
Amount Long-Term Fixed Income (58.9%) Value
Collateralized Mortgage Obligations (4.5%) -
continued
Flagstar Mortgage Trust
$ 447,760
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,f
$ 409,444
Genworth Mortgage Insurance
Corporation
725,000
2.826%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
b,f
716,482
GMAC Mortgage Corporation
Loan Trust
307,021
3.214%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
285,627
Government National Mortgage
Association
321,547
4.000%,  1/16/2027, Ser.
2012-3, Class IO
j
13,798
IndyMac IMJA Mortgage Loan
Trust
560,658
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 291,799
J.P. Morgan Mortgage Trust
554,325
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,f
457,623
75,102
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 76,187
343,463
2.896%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
280,193
Legacy Mortgage Asset Trust
824,842
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
f,g
806,156
Merrill Lynch Alternative Note
Asset Trust
278,341
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 141,311
Pretium Mortgage Credit Partners,
LLC
1,250,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
f,g
1,182,319
950,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
f,g
886,321
1,000,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
f,g
877,635
Radnor Re, Ltd.
1,700,000
4.324%,  (LIBOR 1M +
2.700%), 3/25/2028, Ser.
2018-1, Class M2
b,f
1,686,393
Renaissance Home Equity Loan
Trust
1,130,711
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
g
505,761
Residential Accredit Loans, Inc.
Trust
377,974
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 332,317
245,356
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 210,336
238,842
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 211,071
Residential Asset Securitization
Trust
312,157
2.056%,  1/25/2034, Ser.
2004-IP1, Class A1
b
300,433

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.9%) Value
Collateralized Mortgage Obligations (4.5%) -
continued
$ 878,477
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 $ 843,596
Residential Funding Mortgage
Security I Trust
512,813
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 427,987
Sequoia Mortgage Trust
444,696
2.927%,  9/20/2046, Ser.
2007-1, Class 4A1
b
321,188
Silver Hill Trust
437,402
3.102%,  11/25/2049, Ser.
2019-1, Class A1
b,f
420,177
Starwood Mortgage Residential
Trust
611,147
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,f
611,437
Structured Adjustable Rate
Mortgage Loan Trust
176,600
2.841%,  7/25/2035, Ser.
2005-15, Class 4A1
b
155,152
Toorak Mortgage Corporation, Ltd.
999,477
2.734%,  3/25/2023, Ser.
2020-1, Class A1
f,g
992,137
Vericrest Opportunity Loan
Transferee
950,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
f,g
893,873
1,150,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
f,g
1,103,980
790,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
f,g
747,395
225,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
f,g
211,284
1,250,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
f,g
1,178,033
275,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
f,g
254,810
Verus Securitization Trust
1,003,790
2.491%,  11/25/2066, Ser.
2021-8, Class A3
b,f
884,973
WaMu Mortgage Pass-Through
Certificates
179,939
2.422%,  5/25/2033, Ser.
2003-AR4, Class A7
b
173,675
Washington Mutual Mortgage
Pass-Through Certificates
287,181
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 253,042
Total 33,164,765
Commercial Mortgage-Backed Securities (1.0%)
BANK 2021-BNK36
650,000
2.470%,  9/15/2064, Ser.
2021-BN36, Class A5 559,590
BANK 2021-BNK37
900,000
2.618%,  11/15/2064, Ser.
2021-BN37, Class A5
b
785,111
BANK 2022-BNK39
1,275,000
2.928%,  2/15/2055, Ser.
2022-BNK39, Class A4 1,143,018
Principal
Amount Long-Term Fixed Income (58.9%) Value
Commercial Mortgage-Backed Securities (1.0%)
- continued
BANK 2022-BNK40
$ 1,000,000
3.507%,  3/15/2064, Ser.
2022-BNK40, Class A4
b
$ 931,894
Barclays Commercial Mortgage
Securities, LLC
900,000
3.662%,  4/15/2055, Ser.
2022-C15, Class A5
b
851,936
BBCMS Mortgage Trust
1,270,615
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
b,j
60,547
350,000
2.946%,  2/15/2055, Ser.
2022-C14, Class A5
b
311,962
1,000,000
4.600%,  6/15/2055, Ser.
2022-C16, Class A5
b
1,021,281
625,000
2.689%,  11/15/2054, Ser.
2021-C12, Class A5 545,755
BFLD Trust
950,000
3.024%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,f
916,990
Total 7,128,084
Communications Services (2.6%)
Altice France SA
135,000 8.125%,  2/1/2027
f
124,253
100,000 5.500%,  1/15/2028
f
80,586
156,000 5.125%,  7/15/2029
f
117,780
441,000 5.500%,  10/15/2029
f
336,884
AMC Networks, Inc.
206,000 4.750%,  8/1/2025 191,897
American Tower Corporation
96,000 3.375%,  5/15/2024 94,597
161,000 4.400%,  2/15/2026 160,011
96,000 1.450%,  9/15/2026 83,962
126,000 3.800%,  8/15/2029 115,653
AT&T, Inc.
288,000 4.300%,  2/15/2030 281,059
Cable One, Inc., Convertible
486,000 1.125%,  3/15/2028 407,268
CCO Holdings, LLC
285,000 5.500%,  5/1/2026
f
278,077
460,000 5.125%,  5/1/2027
f
434,125
460,000 4.750%,  3/1/2030
f
393,415
329,000 4.750%,  2/1/2032
f
269,385
250,000 4.250%,  1/15/2034
f
193,125
Cengage Learning, Inc.
315,000 9.500%,  6/15/2024
f
291,375
Charter Communications
Operating, LLC
145,000 4.500%,  2/1/2024 145,858
104,000 4.908%,  7/23/2025 104,241
147,000 5.050%,  3/30/2029 141,482
Clear Channel Worldwide
Holdings, Inc.
239,000 5.125%,  8/15/2027
f
201,795
237,000 7.750%,  4/15/2028
f
172,434
Comcast Corporation
97,000 2.350%,  1/15/2027 90,419
210,000 3.400%,  4/1/2030 197,038
CommScope, Inc.
210,000 7.125%,  7/1/2028
f,h
159,617

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.9%) Value
Communications Services (2.6%) - continued
Consolidated Communications,
Inc.
$ 242,000 5.000%,  10/1/2028
f
$ 193,448
Crown Castle International
Corporation
133,000 2.900%,  3/15/2027 122,646
CSC Holdings, LLC
540,000 5.375%,  2/1/2028
f
467,100
212,000 6.500%,  2/1/2029
f
191,464
224,000 4.125%,  12/1/2030
f
174,720
Deutsche Telekom International
Finance BV
105,000 2.485%,  9/19/2023
f
103,658
DIRECTV Holdings, LLC
350,000 5.875%,  8/15/2027
f
298,575
Discovery Communications, LLC
114,000 2.950%,  3/20/2023 113,218
DISH DBS Corporation
136,000 5.250%,  12/1/2026
f
106,602
101,000 7.375%,  7/1/2028 68,700
184,000 5.750%,  12/1/2028
f
136,235
Entercom Media Corporation
368,000 6.500%,  5/1/2027
f
218,999
Frontier Communications
Holdings, LLC
322,000 5.875%,  10/15/2027
f
289,511
73,000 8.750%,  5/15/2030
f
73,802
GCI, LLC
290,000 4.750%,  10/15/2028
f
251,270
Gray Escrow II, Inc.
706,000 5.375%,  11/15/2031
f
565,668
Gray Television, Inc.
270,000 4.750%,  10/15/2030
f
211,275
Hughes Satellite Systems
Corporation
150,000 6.625%,  8/1/2026 133,125
iHeartCommunications, Inc.
290,000 4.750%,  1/15/2028
f
238,983
Iliad Holding SASU
266,000 6.500%,  10/15/2026
f
239,392
LCPR Senior Secured Financing
DAC
225,000 6.750%,  10/15/2027
f
209,887
Level 3 Financing, Inc.
480,000 4.625%,  9/15/2027
f
409,200
285,000 4.250%,  7/1/2028
f
228,356
Magallanes, Inc.
87,000 3.638%,  3/15/2025
f
84,260
136,000 4.054%,  3/15/2029
f
124,573
89,000 4.279%,  3/15/2032
f
79,543
NBN Company, Ltd.
171,000 2.625%,  5/5/2031
f
145,832
Netflix, Inc.
111,000 5.875%,  2/15/2025 112,665
190,000 4.875%,  4/15/2028 178,800
192,000 5.875%,  11/15/2028 187,720
Nexstar Escrow Corporation
400,000 5.625%,  7/15/2027
f
365,000
NTT Finance Corporation
117,000 1.162%,  4/3/2026
f
105,098
Principal
Amount Long-Term Fixed Income (58.9%) Value
Communications Services (2.6%) - continued
Omnicom Group, Inc.
$ 147,000 4.200%,  6/1/2030 $ 140,425
Paramount Global
125,000 6.375%,  3/30/2062
b
111,600
79,000 4.750%,  5/15/2025 79,733
Radiate Holdco, LLC
155,000 6.500%,  9/15/2028
f
119,796
Rogers Communications, Inc.
50,000 5.250%,  3/15/2082
b,f
43,736
S&P Global, Inc.
90,000 2.900%,  3/1/2032
f
80,209
Scripps Escrow II, Inc.
150,000 5.375%,  1/15/2031
f
119,633
Scripps Escrow, Inc.
185,000 5.875%,  7/15/2027
f
161,961
Sinclair Television Group, Inc.
474,000 5.500%,  3/1/2030
f
349,015
Sirius XM Radio, Inc.
375,000 5.000%,  8/1/2027
f
347,820
200,000 4.000%,  7/15/2028
f
173,000
Sprint Capital Corporation
464,000 6.875%,  11/15/2028 487,905
295,000 8.750%,  3/15/2032 355,027
Sprint Corporation
960,000 7.625%,  2/15/2025 1,000,625
TEGNA, Inc.
418,000 4.625%,  3/15/2028 390,830
Telesat Canada
150,000 4.875%,  6/1/2027
f
87,750
55,000 6.500%,  10/15/2027
f
23,138
T-Mobile USA, Inc.
113,000 3.500%,  4/15/2025 110,519
160,000 3.875%,  4/15/2030 149,321
40,000 2.875%,  2/15/2031 33,209
Twitter, Inc.
62,000 3.875%,  12/15/2027
f
58,451
Twitter, Inc., Convertible
710,000 Zero Coupon,  3/15/2026 628,395
United States Cellular Corporation
250,000 6.700%,  12/15/2033 238,125
Uniti Fiber Holdings, Inc.,
Convertible
133,000 4.000%,  6/15/2024
f
141,063
Uniti Group, LP
90,000 4.750%,  4/15/2028
f
74,015
Univision Communications, Inc.
398,000 6.625%,  6/1/2027
f
378,940
VeriSign, Inc.
210,000 4.750%,  7/15/2027 205,474
Verizon Communications, Inc.
161,000 2.100%,  3/22/2028 143,004
147,000 3.150%,  3/22/2030 133,652
98,000 2.550%,  3/21/2031 83,791
194,000 2.355%,  3/15/2032 160,853
Vodafone Group plc
220,000 7.000%,  4/4/2079
b
215,809
VTR Finance NV
190,000 6.375%,  7/15/2028
f
135,546
VZ Secured Financing BV
398,000 5.000%,  1/15/2032
f
330,340

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.9%) Value
Communications Services (2.6%) - continued
Walt Disney Company
$ 80,000 3.800%,  3/22/2030 $ 77,349
Zayo Group Holdings, Inc.
172,000 4.000%,  3/1/2027
f
142,689
Total 19,008,409
Consumer Cyclical (3.2%)
1011778 B.C., ULC
440,000 4.375%,  1/15/2028
f
384,692
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
261,000 10.500%,  2/15/2028
f
134,713
Allied Universal Holdco, LLC
150,000 6.625%,  7/15/2026
f
137,644
410,000 4.625%,  6/1/2028
f
338,128
135,000 6.000%,  6/1/2029
f
98,033
Allison Transmission, Inc.
410,000 3.750%,  1/30/2031
f
328,590
Amazon.com, Inc.
182,000 3.300%,  4/13/2027 178,552
195,000 1.650%,  5/12/2028 172,786
98,000 1.500%,  6/3/2030 81,426
American Axle & Manufacturing,
Inc.
480,000 6.500%,  4/1/2027
h
424,800
Arko Corporation
185,000 5.125%,  11/15/2029
f
140,143
Ashton Woods USA, LLC
180,000 4.625%,  8/1/2029
f
135,000
BellRing Brands, Inc.
203,000 7.000%,  3/15/2030
f
191,327
Best Buy Company, Inc.
98,000 1.950%,  10/1/2030 77,838
Bloomin' Brands, Inc., Convertible
89,000 5.000%,  5/1/2025 140,709
Boyd Gaming Corporation
270,000 4.750%,  6/15/2031
f
228,155
Boyne USA, Inc.
210,000 4.750%,  5/15/2029
f
181,847
Brookfield Property REIT, Inc.
158,000 5.750%,  5/15/2026
f
144,175
Brookfield Residential Properties,
Inc.
290,000 6.250%,  9/15/2027
f
240,394
Burlington Stores, Inc., Convertible
357,000 2.250%,  4/15/2025 351,868
Caesars Entertainment, Inc.
426,000 6.250%,  7/1/2025
f
410,549
145,000 8.125%,  7/1/2027
f
140,106
298,000 4.625%,  10/15/2029
f
231,695
Callaway Golf Company,
Convertible
46,000 2.750%,  5/1/2026 61,611
Carnival Corporation
57,000 10.500%,  2/1/2026
f
56,742
499,000 7.625%,  3/1/2026
f
386,495
410,000 5.750%,  3/1/2027
f
296,135
Cedar Fair, LP
125,000 5.375%,  4/15/2027 118,460
276,000 5.250%,  7/15/2029 243,399
Principal
Amount Long-Term Fixed Income (58.9%) Value
Consumer Cyclical (3.2%) - continued
Churchill Downs, Inc.
$ 185,000 4.750%,  1/15/2028
f
$ 164,650
Cinemark USA, Inc.
320,000 5.875%,  3/15/2026
f,h
285,338
Clarios Global, LP
140,000 8.500%,  5/15/2027
f
135,307
Cushman & Wakefield US
Borrower, LLC
144,000 6.750%,  5/15/2028
f
133,740
D.R. Horton, Inc.
56,000 2.600%,  10/15/2025 52,765
Daimler Finance North America,
LLC
150,000 1.450%,  3/2/2026
f
135,850
Dana, Inc.
305,000 5.625%,  6/15/2028 262,538
Darden Restaurants, Inc.
124,000 3.850%,  5/1/2027 119,246
Dick's Sporting Goods, Inc.,
Convertible
150,000 3.250%,  4/15/2025 357,281
Empire Communities Corporation
290,000 7.000%,  12/15/2025
f
229,100
Expedia Group, Inc.
147,000 4.625%,  8/1/2027 141,231
146,000 3.250%,  2/15/2030 121,761
Expedia Group, Inc., Convertible
206,000 Zero Coupon,  2/15/2026
h
185,915
Ford Motor Company
166,000 3.250%,  2/12/2032 124,151
Ford Motor Company, Convertible
644,000 Zero Coupon,  3/15/2026 587,328
Ford Motor Credit Company, LLC
375,000 4.063%,  11/1/2024 355,760
290,000 2.300%,  2/10/2025 260,391
720,000 4.134%,  8/4/2025 681,973
480,000 2.700%,  8/10/2026 409,032
168,000 2.900%,  2/10/2029 131,752
Forestar Group, Inc.
185,000 3.850%,  5/15/2026
f
152,029
Gap, Inc.
89,000 3.625%,  10/1/2029
f
62,496
General Motors Company
111,000 6.125%,  10/1/2025 114,745
147,000 6.800%,  10/1/2027 154,771
General Motors Financial
Company, Inc.
233,000 3.950%,  4/13/2024 231,212
83,000 1.200%,  10/15/2024 77,183
43,000 2.900%,  2/26/2025 41,037
111,000 2.750%,  6/20/2025 104,146
196,000 5.700%,  9/30/2030
b,i
170,520
97,000 2.700%,  6/10/2031 76,427
Goodyear Tire & Rubber Company
185,000 5.000%,  7/15/2029 153,209
135,000 5.250%,  7/15/2031 108,506
Guitar Center Escrow Issuer II, Inc.
89,000 8.500%,  1/15/2026
f
78,542
Hanesbrands, Inc.
257,000 4.875%,  5/15/2026
f
238,049

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.9%) Value
Consumer Cyclical (3.2%) - continued
Herc Holdings, Inc.
$ 260,000 5.500%,  7/15/2027
f
$ 237,354
Hilton Domestic Operating
Company, Inc.
495,000 4.875%,  1/15/2030 447,356
Hilton Grand Vacations Borrower
Escrow, LLC
365,000 5.000%,  6/1/2029
f
295,650
Home Depot, Inc.
137,000 3.250%,  4/15/2032 127,629
Hyundai Capital America
78,000 1.800%,  10/15/2025
f
71,337
147,000 3.000%,  2/10/2027
f
135,216
94,000 2.100%,  9/15/2028
f
79,219
International Game Technology plc
347,000 5.250%,  1/15/2029
f
314,209
Jacobs Entertainment, Inc.
158,000 6.750%,  2/15/2029
f
133,610
KB Home
240,000 4.800%,  11/15/2029 200,154
Kohl's Corporation
81,000 3.375%,  5/1/2031
h
70,248
L Brands, Inc.
420,000 6.625%,  10/1/2030
f
362,771
100,000 6.875%,  11/1/2035 81,250
Lennar Corporation
58,000 5.875%,  11/15/2024 59,630
110,000 4.750%,  5/30/2025 109,840
Lowe's Companies, Inc.
144,000 4.000%,  4/15/2025 144,476
168,000 4.500%,  4/15/2030 165,984
Macy's Retail Holdings, LLC
270,000 5.875%,  4/1/2029
f
229,838
93,000 6.125%,  3/15/2032
f
77,655
Magic MergerCo, Inc.
189,000 5.250%,  5/1/2028
f
148,548
Marriott International, Inc.
223,000 3.750%,  10/1/2025 218,262
146,000 4.625%,  6/15/2030 139,968
Mastercard, Inc.
90,000 2.000%,  11/18/2031 75,850
Mattamy Group Corporation
218,000 5.250%,  12/15/2027
f
178,024
McDonald's Corporation
119,000 3.800%,  4/1/2028 116,607
MGM Resorts International
575,000 5.750%,  6/15/2025 547,688
NCL Corporation, Ltd.
294,000 3.625%,  12/15/2024
f
244,536
118,000 5.875%,  2/15/2027
f
100,890
Nissan Motor Company, Ltd.
116,000 3.043%,  9/15/2023
f
114,041
O'Reilly Automotive, Inc.
128,000 3.900%,  6/1/2029 121,208
Penn National Gaming, Inc.
270,000 4.125%,  7/1/2029
f
204,876
PetSmart, Inc./PetSmart Finance
Corporation
370,000 4.750%,  2/15/2028
f
320,139
260,000 7.750%,  2/15/2029
f
234,133
Principal
Amount Long-Term Fixed Income (58.9%) Value
Consumer Cyclical (3.2%) - continued
Procter & Gamble Company
$ 81,000 1.200%,  10/29/2030 $ 66,144
Realogy Group, LLC
350,000 5.750%,  1/15/2029
f
265,412
Rite Aid Corporation
105,000 7.500%,  7/1/2025
f
85,050
Royal Caribbean Cruises, Ltd.
442,000 9.125%,  6/15/2023
f
437,120
283,000 4.250%,  7/1/2026
f
201,032
Scientific Games International, Inc.
350,000 7.250%,  11/15/2029
f
328,234
33,000 6.625%,  3/1/2030
f
28,050
SeaWorld Parks and
Entertainment, Inc.
115,000 5.250%,  8/15/2029
f
97,312
Six Flags Theme Parks, Inc.
190,000 7.000%,  7/1/2025
f
192,343
Staples, Inc.
224,000 7.500%,  4/15/2026
f
185,667
203,000 10.750%,  4/15/2027
f
133,980
Station Casinos, LLC
216,000 4.625%,  12/1/2031
f
168,480
Take-Two Interactive Software, Inc.
183,000 3.300%,  3/28/2024 180,559
Tapestry, Inc.
92,000 3.050%,  3/15/2032 74,954
Target Corporation
98,000 2.350%,  2/15/2030 86,547
Tenneco, Inc.
335,000 5.000%,  7/15/2026 313,225
Toll Brothers Finance Corporation
146,000 4.350%,  2/15/2028 131,930
Toyota Motor Credit Corporation
128,000 1.900%,  4/6/2028 113,770
Travel + Leisure Company
250,000 6.625%,  7/31/2026
f
237,033
Uber Technologies, Inc.
210,000 6.250%,  1/15/2028
f,h
194,216
Vail Resorts, Inc., Convertible
166,000 Zero Coupon,  1/1/2026 144,420
Volkswagen Group of America
Finance, LLC
200,000 4.250%,  11/13/2023
f
199,978
56,000 3.350%,  5/13/2025
f
54,125
Wabash National Corporation
298,000 4.500%,  10/15/2028
f
227,970
Wyndham Hotels & Resorts, Inc.
150,000 4.375%,  8/15/2028
f
131,199
Yum! Brands, Inc.
390,000 4.750%,  1/15/2030
f
353,925
ZF North America Capital, Inc.
200,000 4.750%,  4/29/2025
f
184,500
Total 23,619,364
Consumer Non-Cyclical (3.0%)
AbbVie, Inc.
107,000 2.800%,  3/15/2023 106,685
457,000 3.600%,  5/14/2025 449,568
Agilent Technologies, Inc.
98,000 2.300%,  3/12/2031 79,837

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.9%) Value
Consumer Non-Cyclical (3.0%) - continued
Albertson's Companies, Inc.
$ 397,000 3.500%,  3/15/2029
f
$ 321,298
Altria Group, Inc.
119,000 4.400%,  2/14/2026 116,894
98,000 4.800%,  2/14/2029 93,117
Anheuser-Busch InBev Worldwide,
Inc.
183,000 4.000%,  4/13/2028 180,652
195,000 4.750%,  1/23/2029 198,386
Anthem, Inc.
147,000 2.550%,  3/15/2031 126,932
Aramark Services, Inc.
30,000 6.375%,  5/1/2025
f
29,350
373,000 5.000%,  2/1/2028
f
338,016
AstraZeneca Finance, LLC
195,000 1.750%,  5/28/2028 172,031
AstraZeneca plc
194,000 0.700%,  4/8/2026 172,595
Avantor Funding, Inc.
388,000 4.625%,  7/15/2028
f
355,680
BAT Capital Corporation
89,000 3.222%,  8/15/2024 86,508
BAT International Finance plc
111,000 1.668%,  3/25/2026 98,222
Bausch Health Companies, Inc.
109,000 5.500%,  11/1/2025
f
95,733
185,000 9.000%,  12/15/2025
f
136,687
798,000 5.000%,  1/30/2028
f
424,935
238,000 4.875%,  6/1/2028
f
186,244
Baxter International, Inc.
92,000 2.539%,  2/1/2032 77,663
Becton, Dickinson and Company
147,000 2.823%,  5/20/2030 129,299
BioMarin Pharmaceutical, Inc.,
Convertible
116,000 1.250%,  5/15/2027 115,281
Bio-Rad Laboratories, Inc.
133,000 3.300%,  3/15/2027 125,492
Boston Scientific Corporation
52,000 3.450%,  3/1/2024 51,931
Bristol-Myers Squibb Company
135,000 2.950%,  3/15/2032 123,664
Bunge, Ltd. Finance Corporation
196,000 2.750%,  5/14/2031 161,774
Cargill, Inc.
139,000 3.625%,  4/22/2027
f
136,507
94,000 2.125%,  11/10/2031
f
78,371
Centene Corporation
290,000 4.250%,  12/15/2027 270,706
60,000 4.625%,  12/15/2029 55,950
805,000 3.000%,  10/15/2030 667,144
Central Garden & Pet Company
350,000 4.125%,  10/15/2030 287,178
Chobani, LLC/Chobani Finance
Corporation, Inc.
285,000 4.625%,  11/15/2028
f
240,825
Community Health Systems, Inc.
140,000 5.625%,  3/15/2027
f
118,492
59,000 8.000%,  12/15/2027
f
53,578
200,000 6.000%,  1/15/2029
f
165,684
513,000 6.875%,  4/15/2029
f,h
330,885
Principal
Amount Long-Term Fixed Income (58.9%) Value
Consumer Non-Cyclical (3.0%) - continued
Conagra Brands, Inc.
$ 118,000 4.300%,  5/1/2024 $ 118,452
Constellation Brands, Inc.
195,000 3.150%,  8/1/2029 175,512
Coty, Inc.
221,000 5.000%,  4/15/2026
f
202,491
CVS Health Corporation
77,000 4.100%,  3/25/2025 77,497
77,000 4.300%,  3/25/2028 76,185
DaVita, Inc.
187,000 4.625%,  6/1/2030
f
145,834
Diageo Capital plc
79,000 1.375%,  9/29/2025 73,709
Edgewell Personal Care Company
200,000 5.500%,  6/1/2028
f
181,980
Embecta Corporation
91,000 6.750%,  2/15/2030
f
81,930
Encompass Health Corporation
445,000 4.500%,  2/1/2028 380,964
Energizer Holdings, Inc.
335,000 4.375%,  3/31/2029
f
257,190
Estee Lauder Companies, Inc.
81,000 1.950%,  3/15/2031 68,222
Gilead Sciences, Inc.
147,000 2.950%,  3/1/2027 139,268
HCA, Inc.
485,000 5.375%,  2/1/2025 482,459
184,000 5.875%,  2/1/2029 184,141
HFC Prestige Products, Inc.
348,000 4.750%,  1/15/2029
f
298,699
HLF Financing SARL, LLC
506,000 4.875%,  6/1/2029
f
349,140
Humana, Inc.
97,000 2.150%,  2/3/2032 78,544
Imperial Brands Finance plc
105,000 3.125%,  7/26/2024
f
101,674
Ionis Pharmaceuticals, Inc.,
Convertible
148,000 0.125%,  12/15/2024 130,018
Jazz Investments I, Ltd.,
Convertible
559,000 2.000%,  6/15/2026 655,427
JBS Finance Luxembourg SARL
143,000 2.500%,  1/15/2027
f
124,390
114,000 3.625%,  1/15/2032
f
92,055
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
12,000 6.500%,  4/15/2029
f
12,072
Johnson & Johnson
120,000 4.375%,  12/5/2033 124,084
Kraft Heinz Foods Company
230,000 3.875%,  5/15/2027 222,422
Kroger Company
80,000 4.500%,  1/15/2029 79,620
Mattel, Inc.
647,000 3.375%,  4/1/2026
f
593,574
McKesson Corporation
111,000 0.900%,  12/3/2025 100,269
95,000 1.300%,  8/15/2026 84,530

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.9%) Value
Consumer Non-Cyclical (3.0%) - continued
Molina Healthcare, Inc.
$ 350,000 4.375%,  6/15/2028
f
$ 312,645
Mozart Debt Merger Sub, Inc.
269,000 3.875%,  4/1/2029
f
229,110
253,000 5.250%,  10/1/2029
f
207,789
Mylan, Inc.
73,000 4.200%,  11/29/2023 72,755
Newell Brands, Inc.
230,000 4.450%,  4/1/2026 219,078
Organon & Company
274,000 4.125%,  4/30/2028
f
242,490
Owens & Minor, Inc.
197,000 6.625%,  4/1/2030
f
179,954
Par Pharmaceutical, Inc.
300,000 7.500%,  4/1/2027
f
228,000
PepsiCo, Inc.
183,000 1.950%,  10/21/2031 155,884
Performance Food Group, Inc.
173,000 4.250%,  8/1/2029
f
144,455
Perrigo Finance Unlimited
Company
445,000 4.375%,  3/15/2026 420,594
Philip Morris International, Inc.
140,000 1.500%,  5/1/2025 131,300
Pilgrim's Pride Corporation
267,000 3.500%,  3/1/2032
f
208,594
Post Holdings, Inc.
253,000 5.750%,  3/1/2027
f
245,094
113,000 5.625%,  1/15/2028
f
107,260
106,000 5.500%,  12/15/2029
f
94,762
229,000 4.500%,  9/15/2031
f
187,288
Prime Security Services Borrower,
LLC/Prime Finance Inc.
650,000 5.750%,  4/15/2026
f
606,125
QBE Insurance Group, Ltd.
240,000 5.875%,  5/12/2025
b,f,i
233,400
Roche Holdings, Inc.
136,000 2.076%,  12/13/2031
f
115,931
Royalty Pharma plc
222,000 1.200%,  9/2/2025 197,908
Scotts Miracle-Gro Company
176,000 4.500%,  10/15/2029 144,360
SEG Holding, LLC
400,000 5.625%,  10/15/2028
f
358,440
Simmons Foods, Inc.
472,000 4.625%,  3/1/2029
f
399,029
Spectrum Brands, Inc.
240,000 5.000%,  10/1/2029
f
207,538
150,000 5.500%,  7/15/2030
f
134,994
Stryker Corporation
159,000 3.650%,  3/7/2028 154,842
Syneos Health, Inc.
310,000 3.625%,  1/15/2029
f
262,517
Sysco Corporation
84,000 5.950%,  4/1/2030 89,557
Takeda Pharmaceutical Company,
Ltd.
161,000 5.000%,  11/26/2028 164,001
Tenet Healthcare Corporation
99,000 4.625%,  7/15/2024 95,013
Principal
Amount Long-Term Fixed Income (58.9%) Value
Consumer Non-Cyclical (3.0%) - continued
$ 195,000 6.250%,  2/1/2027
f
$ 179,481
805,000 5.125%,  11/1/2027
f
724,500
140,000 6.125%,  10/1/2028
f
119,809
Teva Pharmaceutical Finance
Netherlands III BV
408,000 3.150%,  10/1/2026 334,560
Thermo Fisher Scientific, Inc.
97,000 1.750%,  10/15/2028 84,802
TreeHouse Foods, Inc.
312,000 4.000%,  9/1/2028 254,199
United Natural Foods, Inc.
189,000 6.750%,  10/15/2028
f
176,628
UnitedHealth Group, Inc.
185,000 4.200%,  5/15/2032 184,849
Valeant Pharmaceuticals
International, Inc.
131,000 8.500%,  1/31/2027
f
91,864
Winnebago Industries, Inc.,
Convertible
192,000 1.500%,  4/1/2025 196,560
Zoetis, Inc.
109,000 3.250%,  2/1/2023 108,613
216,000 3.900%,  8/20/2028 209,102
Total 21,867,820
Energy (2.6%)
Antero Resources Corporation
325,000 5.375%,  3/1/2030
f
296,341
Archrock Partners, LP/Archrock
Partners Finance Corporation
340,000 6.250%,  4/1/2028
f
301,002
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
157,000 6.625%,  7/15/2026
f
141,310
BP Capital Markets America, Inc.
235,000 4.234%,  11/6/2028 233,388
BP Capital Markets plc
240,000 4.875%,  3/22/2030
b,i
208,955
Buckeye Partners, LP
280,000 3.950%,  12/1/2026 244,924
Callon Petroleum Company
225,000 8.250%,  7/15/2025 219,309
125,000 7.500%,  6/15/2030
f
115,017
Canadian Natural Resources, Ltd.
210,000 2.050%,  7/15/2025 196,472
Cenovus Energy, Inc.
314,000 5.375%,  7/15/2025 323,186
Cheniere Corpus Christi Holdings,
LLC
156,000 5.875%,  3/31/2025 159,724
Cheniere Energy Partners, LP
97,000 4.500%,  10/1/2029 86,592
207,000 3.250%,  1/31/2032
f
163,012
Cheniere Energy, Inc.
303,000 4.625%,  10/15/2028 272,873
Chesapeake Energy Corporation
408,000 6.750%,  4/15/2029
f
394,548
CNX Resources Corporation
175,000 6.000%,  1/15/2029
f
163,485

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.9%) Value
Energy (2.6%) - continued
CNX Resources Corporation,
Convertible
$ 382,000 2.250%,  5/1/2026 $ 558,293
Comstock Resources, Inc.
230,000 5.875%,  1/15/2030
f
197,800
Continental Resources, Inc.
147,000 4.375%,  1/15/2028 138,180
90,000 5.750%,  1/15/2031
f
87,025
Coterra Energy, Inc.
145,000 4.375%,  6/1/2024
f
144,930
CrownRock Finance, Inc.
275,000 5.625%,  10/15/2025
f
258,500
Devon Energy Corporation
163,000 4.500%,  1/15/2030 153,970
Diamondback Energy, Inc.
49,000 3.125%,  3/24/2031 42,677
DT Midstream, Inc.
275,000 4.125%,  6/15/2029
f
233,062
90,000 4.375%,  6/15/2031
f
75,375
Enbridge, Inc.
110,000 2.150%,  2/16/2024 106,747
98,000 3.700%,  7/15/2027 93,854
387,000 6.250%,  3/1/2078
b
344,484
Endeavor Energy Resources, LP
210,000 5.750%,  1/30/2028
f
200,056
Energy Transfer, LP
90,000 4.200%,  9/15/2023 90,134
271,000 5.875%,  1/15/2024 276,318
147,000 3.750%,  5/15/2030 132,479
EnLink Midstream Partners, LP
310,000 4.850%,  7/15/2026 285,975
Enterprise Products Operating,
LLC
97,000 4.150%,  10/16/2028 94,763
430,000 4.875%,  8/16/2077
b
342,889
EQT Corporation
91,000 6.625%,  2/1/2025 93,614
EQT Corporation, Convertible
207,000 1.750%,  5/1/2026 487,588
Equinor ASA
70,000 2.875%,  4/6/2025 68,697
Ferrellgas, LP
196,000 5.375%,  4/1/2026
f
170,164
Halliburton Company
98,000 2.920%,  3/1/2030 86,545
Harvest Midstream, LP
453,000 7.500%,  9/1/2028
f
425,472
Hess Corporation
74,000 3.500%,  7/15/2024 72,850
Hess Midstream Operations, LP
250,000 5.625%,  2/15/2026
f
238,125
138,000 5.500%,  10/15/2030
f
123,855
Hilcorp Energy I, LP/Hilcorp
Finance Company
300,000 5.750%,  2/1/2029
f
263,442
239,000 6.250%,  4/15/2032
f
209,887
Holly Energy Partners, LP/Holly
Energy Finance Corporation
168,000 6.375%,  4/15/2027
f
158,132
ITT Holdings, LLC
265,000 6.500%,  8/1/2029
f
212,000
Principal
Amount Long-Term Fixed Income (58.9%) Value
Energy (2.6%) - continued
Kinder Morgan Energy Partners,
LP
$ 145,000 3.450%,  2/15/2023 $ 145,147
Laredo Petroleum, Inc.
450,000 7.750%,  7/31/2029
f,h
405,981
Marathon Oil Corporation
98,000 4.400%,  7/15/2027 95,678
Marathon Petroleum Corporation
238,000 4.700%,  5/1/2025 240,787
MEG Energy Corporation
253,000 7.125%,  2/1/2027
f
254,791
MPLX, LP
180,000 6.875%,  2/15/2023
b,i
170,942
243,000 1.750%,  3/1/2026 218,783
Murphy Oil Corporation
280,000 5.875%,  12/1/2027 261,310
Nabors Industries, Ltd.
350,000 7.250%,  1/15/2026
f
310,398
National Fuel Gas Company
195,000 5.500%,  1/15/2026 195,714
NuStar Logistics, LP
360,000 5.750%,  10/1/2025 336,600
Oasis Petroleum, Inc.
230,000 6.375%,  6/1/2026
f
212,750
Occidental Petroleum Corporation
95,000 8.500%,  7/15/2027 104,540
137,000 6.375%,  9/1/2028 138,713
200,000 6.450%,  9/15/2036 205,000
ONEOK, Inc.
146,000 2.200%,  9/15/2025 135,883
Ovintiv Exploration, Inc.
97,000 5.375%,  1/1/2026 98,073
PBF Holding Company, LLC
145,000 9.250%,  5/15/2025
f
151,706
Pioneer Natural Resources
Company
120,000 1.900%,  8/15/2030 98,006
Pioneer Natural Resources
Company, Convertible
186,000 0.250%,  5/15/2025 402,132
Plains All American Pipeline, LP
110,000 6.125%,  11/15/2022
b,i
78,100
206,000 4.650%,  10/15/2025 203,963
Precision Drilling Corporation
230,000 6.875%,  1/15/2029
f
205,850
Range Resources Corporation
338,000 4.750%,  2/15/2030
f,h
303,129
Sabine Pass Liquefaction, LLC
147,000 4.200%,  3/15/2028 141,378
Schlumberger Finance Canada,
Ltd.
70,000 1.400%,  9/17/2025 64,917
Schlumberger Holdings
Corporation
61,000 4.300%,  5/1/2029
f
58,807
SM Energy Company
226,000 6.625%,  1/15/2027 211,310
135,000 6.500%,  7/15/2028
h
124,160
Southwestern Energy Company
185,000 5.375%,  2/1/2029 171,606
204,000 5.375%,  3/15/2030 187,680

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.9%) Value
Energy (2.6%) - continued
$ 135,000 4.750%,  2/1/2032 $ 115,361
Sunoco, LP
370,000 5.875%,  3/15/2028 337,350
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
464,000 5.500%,  1/15/2028
f
394,479
Targa Resources Partners, LP
233,000 4.875%,  2/1/2031 212,403
Teine Energy, Ltd.
190,000 6.875%,  4/15/2029
f
176,700
Transocean Proteus, Ltd.
81,000 6.250%,  12/1/2024
f
75,533
Transocean, Inc.
180,000 11.500%,  1/30/2027
f
168,953
USA Compression Partners, LP
264,000 6.875%,  4/1/2026 240,161
Valero Energy Corporation
185,000 2.800%,  12/1/2031 155,232
Venture Global Calcasieu Pass,
LLC
273,000 3.875%,  8/15/2029
f
238,800
160,000 4.125%,  8/15/2031
f
136,723
W&T Offshore, Inc.
116,000 9.750%,  11/1/2023
f
110,490
Weatherford International, Ltd.
297,000 8.625%,  4/30/2030
f
246,447
Western Midstream Operating, LP
365,000 3.950%,  6/1/2025 344,469
160,000 5.500%,  8/15/2048 130,400
Williams Companies, Inc.
98,000 2.600%,  3/15/2031 82,022
Total 19,087,377
Financials (7.7%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
90,000 3.150%,  2/15/2024 87,101
150,000 6.500%,  7/15/2025 153,477
254,000 3.000%,  10/29/2028 213,949
Air Lease Corporation
114,000 2.300%,  2/1/2025 106,693
220,000 4.650%,  6/15/2026
b,i
182,686
98,000 3.125%,  12/1/2030 80,098
Aircastle, Ltd.
205,000 5.250%,  6/15/2026
b,f,i
169,192
98,000 2.850%,  1/26/2028
f
81,013
Alliant Holdings Intermediate, LLC
148,000 6.750%,  10/15/2027
f
131,332
Ally Financial, Inc.
408,000 5.750%,  11/20/2025 401,955
440,000 4.700%,  5/15/2026
b,i
348,927
98,000 8.000%,  11/1/2031 108,943
Altice Financing SA
130,000 5.750%,  8/15/2029
f
104,325
American Express Company
190,000 3.550%,  9/15/2026
b,i
154,586
135,000 2.550%,  3/4/2027 125,789
American Finance Trust, Inc.
347,000 4.500%,  9/30/2028
f
272,395
Principal
Amount Long-Term Fixed Income (58.9%) Value
Financials (7.7%) - continued
American Homes 4 Rent, LP
$ 97,000 2.375%,  7/15/2031 $ 77,347
AmWINS Group, Inc.
180,000 4.875%,  6/30/2029
f
147,406
Ares Capital Corporation
57,000 4.250%,  3/1/2025 54,501
191,000 2.150%,  7/15/2026 160,079
Ares Capital Corporation,
Convertible
165,000 4.625%,  3/1/2024 171,394
Australia and New Zealand
Banking Group, Ltd.
216,000 2.950%,  7/22/2030
b,f
203,578
Aviation Capital Group, LLC
150,000 5.500%,  12/15/2024
f
148,682
96,000 4.875%,  10/1/2025
f
93,048
Avolon Holdings Funding, Ltd.
195,000 4.250%,  4/15/2026
f
180,579
BAC Capital Trust XIV
248,000
4.000%,  (LIBOR 3M +
0.400%), 7/18/2022
b,i
176,079
Banco Santander Mexico SA
67,000 5.375%,  4/17/2025
f
67,220
Banco Santander SA
165,000 4.750%,  11/12/2026
b,i
134,919
Bank of America Corporation
200,000 3.004%,  12/20/2023
b
199,344
328,000 3.550%,  3/5/2024
b
326,946
244,000 4.200%,  8/26/2024 244,467
800,000 6.250%,  9/5/2024
b,i
777,600
113,000 3.458%,  3/15/2025
b
111,370
240,000 6.100%,  3/17/2025
b,i
236,323
279,000 1.319%,  6/19/2026
b
253,622
230,000 4.375%,  1/27/2027
b,i
190,847
225,000 6.125%,  4/27/2027
b,i
216,984
145,000 1.734%,  7/22/2027
b
128,890
480,000 5.875%,  3/15/2028
b,i
421,455
186,000 4.376%,  4/27/2028
b
183,112
294,000 3.593%,  7/21/2028
b
277,272
392,000 3.974%,  2/7/2030
b
370,277
196,000 2.687%,  4/22/2032
b
164,545
144,000 2.572%,  10/20/2032
b
118,773
179,000 2.972%,  2/4/2033
b
152,494
92,000 3.846%,  3/8/2037
b
79,520
Bank of Montreal
92,000 3.088%,  1/10/2037
b
75,283
Bank of New York Mellon
Corporation
120,000 4.700%,  9/20/2025
b,i
117,240
Bank of Nova Scotia
360,000 4.900%,  6/4/2025
b,i
333,796
98,000 1.050%,  3/2/2026 87,723
Barclays plc
283,000 4.338%,  5/16/2024
b
282,849
195,000 8.000%,  6/15/2024
b,i
191,587
111,000 4.375%,  9/11/2024 110,447
134,000 2.852%,  5/7/2026
b
126,536
200,000 4.375%,  3/15/2028
b,i
153,373
145,000 4.972%,  5/16/2029
b
142,505
Berkshire Hathaway Finance
Corporation
130,000 2.875%,  3/15/2032 116,543

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.9%) Value
Financials (7.7%) - continued
Blackstone Private Credit Fund
$ 139,000 4.000%,  1/15/2029
f
$ 113,903
BNP Paribas SA
175,000 6.625%,  3/25/2024
b,f,i
167,781
141,000 2.819%,  11/19/2025
b,f
134,694
122,000 3.132%,  1/20/2033
b,f
102,134
Boston Properties, LP
98,000 2.550%,  4/1/2032 77,993
BPCE SA
114,000 2.375%,  1/14/2025
f
108,217
Brixmor Operating Partnership, LP
159,000 2.250%,  4/1/2028 136,349
Canadian Imperial Bank of
Commerce
90,000 3.600%,  4/7/2032 81,698
Canpack SA/Canpack US LLC
390,000 3.125%,  11/1/2025
f
339,073
Capital One Bank USA NA
165,000 3.375%,  2/15/2023 164,863
171,000 2.280%,  1/28/2026
b
162,377
Capital One Financial Corporation
110,000 3.950%,  9/1/2026
b,h,i
88,275
135,000 3.273%,  3/1/2030
b
119,469
Cascades USA, Inc.
210,000 5.125%,  1/15/2026
f
191,761
Charles Schwab Corporation
440,000 5.375%,  6/1/2025
b,i
434,500
440,000 4.000%,  6/1/2026
b,i
372,970
126,000 2.000%,  3/20/2028 112,459
91,000 2.900%,  3/3/2032 80,110
Citigroup, Inc.
480,000 5.950%,  1/30/2023
b,i
470,304
286,000 5.000%,  9/12/2024
b,i
251,680
141,000 3.352%,  4/24/2025
b
138,102
91,000 5.950%,  5/15/2025
b,i
84,480
274,000 5.500%,  9/13/2025 281,498
230,000 4.000%,  12/10/2025
b,i
198,950
575,000 3.875%,  2/18/2026
b,i
477,250
180,000 4.150%,  11/15/2026
b,i
144,450
338,000 1.122%,  1/28/2027
b
298,445
194,000 1.462%,  6/9/2027
b
171,514
172,000 3.070%,  2/24/2028
b
159,563
391,000 4.075%,  4/23/2029
b
371,646
144,000 4.910%,  5/24/2033
b
142,088
Citizens Financial Group, Inc.
205,000 4.000%,  10/6/2026
b,i
163,262
CNA Financial Corporation
126,000 3.950%,  5/15/2024 126,034
Coinbase Global, Inc., Convertible
575,000 0.500%,  6/1/2026 321,693
Comerica, Inc.
120,000 5.625%,  7/1/2025
b,i
118,800
Commerzbank AG
180,000 8.125%,  9/19/2023
f
183,930
Commonwealth Bank of Australia
117,000 2.688%,  3/11/2031
f
95,209
Cooperatieve Rabobank UA
111,000 1.339%,  6/24/2026
b,f
101,246
Corebridge Financial, Inc.
137,000 3.850%,  4/5/2029
f
126,606
Principal
Amount Long-Term Fixed Income (58.9%) Value
Financials (7.7%) - continued
Corporate Office Properties, LP
$ 192,000 2.250%,  3/15/2026 $ 174,014
Credit Acceptance Corporation
310,000 5.125%,  12/31/2024
*
292,019
Credit Agricole SA
196,000 8.125%,  12/23/2025
b,f,i
200,763
200,000 4.750%,  3/23/2029
b,f,i
155,433
98,000 3.250%,  1/14/2030
f
83,236
Credit Suisse Group AG
160,000 6.500%,  8/8/2023
f
160,000
110,000 7.500%,  12/11/2023
b,f,i
104,669
117,000 2.593%,  9/11/2025
b,f
110,077
110,000 7.250%,  9/12/2025
b,f,i
95,573
115,000 2.193%,  6/5/2026
b,f
104,230
200,000 9.750%,  6/23/2027
b,f,i
204,250
96,000 3.869%,  1/12/2029
b,f
86,267
Dai-ichi Life Insurance Company,
Ltd.
473,000 5.100%,  10/28/2024
b,f,h,i
468,790
Deutsche Bank AG
332,000 2.129%,  11/24/2026
b
294,773
150,000 2.311%,  11/16/2027
b
129,447
136,000 3.742%,  1/7/2033
b
98,995
Discover Bank
196,000 4.682%,  8/9/2028
b
190,541
Drawbridge Special Opportunities
Fund, LP
410,000 3.875%,  2/15/2026
f
375,899
Duke Realty, LP
66,000 3.375%,  12/15/2027 62,357
EPR Properties
143,000 3.600%,  11/15/2031 113,038
Fidelity National Financial, Inc.
180,000 5.500%,  9/1/2022 180,673
Fifth Third Bancorp
240,000 4.500%,  9/30/2025
b,h,i
223,494
Fifth Third Bank NA
97,000 3.850%,  3/15/2026 95,172
First Horizon Bank
146,000 5.750%,  5/1/2030 149,863
First Horizon National Corporation
134,000 3.550%,  5/26/2023 133,483
First-Citizens Bank & Trust
Company
194,000 6.125%,  3/9/2028 202,141
FNB Corporation
229,000 2.200%,  2/24/2023 226,429
Fortress Transportation and
Infrastructure Investors, LLC
286,000 6.500%,  10/1/2025
f
269,844
98,000 9.750%,  8/1/2027
f
95,786
130,000 5.500%,  5/1/2028
f
107,304
FS KKR Capital Corporation
96,000 3.400%,  1/15/2026 85,205
97,000 2.625%,  1/15/2027 81,571
FTI Consulting, Inc., Convertible
375,000 2.000%,  8/15/2023 675,450
Genworth Mortgage Holdings, Inc.
149,000 6.500%,  8/15/2025
f
140,525
Global Net Lease, Inc.
390,000 3.750%,  12/15/2027
f
325,919

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.9%) Value
Financials (7.7%) - continued
Goldman Sachs Group, Inc.
$ 222,000 0.627%,  11/17/2023
b
$ 219,225
623,000 5.500%,  8/10/2024
b,i
601,382
142,000 4.400%,  2/10/2025
b,i
120,203
111,000 3.500%,  4/1/2025 108,808
167,000 4.250%,  10/21/2025 165,711
166,000 0.855%,  2/12/2026
b
151,019
124,000 3.650%,  8/10/2026
b,i
96,264
188,000 4.125%,  11/10/2026
b,i
153,690
173,000 1.948%,  10/21/2027
b
153,114
92,000 2.640%,  2/24/2028
b
83,497
196,000 3.814%,  4/23/2029
b
184,791
98,000 3.800%,  3/15/2030 90,872
98,000 2.615%,  4/22/2032
b
81,363
97,000 2.383%,  7/21/2032
b
78,440
Hartford Financial Services Group,
Inc.
98,000 2.800%,  8/19/2029 87,381
HSBC Holdings plc
109,000 3.803%,  3/11/2025
b
107,474
110,000 6.375%,  3/30/2025
b,i
106,364
141,000 2.633%,  11/7/2025
b
134,447
133,000 1.589%,  5/24/2027
b
116,799
200,000 2.251%,  11/22/2027
b
178,193
248,000 6.500%,  3/23/2028
b,i
224,585
273,000 4.583%,  6/19/2029
b
263,151
360,000 4.600%,  12/17/2030
b,i
276,716
117,000 2.804%,  5/24/2032
b
96,078
142,000 6.500%,  9/15/2037 151,505
HUB International, Ltd.
107,000 7.000%,  5/1/2026
f
100,623
184,000 5.625%,  12/1/2029
f
151,994
Huntington Bancshares, Inc.
360,000 4.450%,  10/15/2027
b,h,i
319,063
Icahn Enterprises, LP
280,000 4.750%,  9/15/2024 261,326
275,000 6.375%,  12/15/2025 259,960
200,000 6.250%,  5/15/2026 187,232
160,000 5.250%,  5/15/2027 141,734
ING Groep NV
200,000 1.726%,  4/1/2027
b
178,567
Intercontinental Exchange, Inc.
137,000 4.350%,  6/15/2029 135,374
Invitation Homes Operating
Partnership, LP
145,000 2.000%,  8/15/2031 111,543
iStar, Inc.
355,000 4.250%,  8/1/2025 327,864
J.P. Morgan Chase & Company
238,000 5.150%,  5/1/2023
b,h,i
225,207
240,000 6.000%,  8/1/2023
b,i
224,993
240,000 6.750%,  2/1/2024
b,i
241,602
97,000 1.514%,  6/1/2024
b
94,556
682,000 5.000%,  8/1/2024
b,i
601,865
283,000 4.023%,  12/5/2024
b
282,030
186,000 4.600%,  2/1/2025
b,i
157,081
111,000 2.083%,  4/22/2026
b
103,793
190,000 3.650%,  6/1/2026
b,i
155,610
277,000 1.045%,  11/19/2026
b
246,239
195,000 1.578%,  4/22/2027
b
173,534
178,000 2.947%,  2/24/2028
b
164,915
294,000 4.005%,  4/23/2029
b
281,790
97,000 2.069%,  6/1/2029
b
83,423
Principal
Amount Long-Term Fixed Income (58.9%) Value
Financials (7.7%) - continued
$ 392,000 4.493%,  3/24/2031
b
$ 382,832
92,000 2.963%,  1/25/2033
b
78,969
Jefferies Finance, LLC
204,000 5.000%,  8/15/2028
f
167,790
KeyBank NA
147,000 3.900%,  4/13/2029 138,233
Kilroy Realty, LP
194,000 4.375%,  10/1/2025 191,609
KKR Real Estate Finance Trust,
Inc., Convertible
104,000 6.125%,  5/15/2023 102,895
Life Storage, LP
96,000 2.400%,  10/15/2031 76,400
Lincoln National Corporation
235,000
3.801%,  (LIBOR 3M +
2.358%), 8/17/2022
b
163,056
98,000 3.800%,  3/1/2028 93,541
Lloyds Banking Group plc
225,000 3.900%,  3/12/2024 223,645
100,000 7.500%,  6/27/2024
b,i
97,000
195,000 1.627%,  5/11/2027
b
173,298
277,000 3.369%,  12/14/2046
b
196,444
LPL Holdings, Inc.
240,000 4.000%,  3/15/2029
f
205,334
M&T Bank Corporation
180,000 3.500%,  9/1/2026
b,i
137,250
Macquarie Group, Ltd.
195,000 1.629%,  9/23/2027
b,f
169,418
Marsh & McLennan Companies,
Inc.
88,000 2.375%,  12/15/2031 73,663
MetLife, Inc.
240,000 3.850%,  9/15/2025
b,i
213,709
480,000 5.875%,  3/15/2028
b,h,i
445,566
Mid-America Apartments, LP
196,000 4.200%,  6/15/2028 191,673
Mitsubishi UFJ Financial Group,
Inc.
113,000 3.407%,  3/7/2024 112,109
134,000 1.412%,  7/17/2025 123,032
200,000 1.538%,  7/20/2027
b
176,641
147,000 3.741%,  3/7/2029 139,332
Mizuho Financial Group, Inc.
200,000 1.554%,  7/9/2027
b
175,916
200,000 2.564%,  9/13/2031 159,587
Morgan Stanley
234,000 4.100%,  5/22/2023 234,913
111,000 0.560%,  11/10/2023
b
109,733
114,000 2.720%,  7/22/2025
b
109,825
192,000 1.164%,  10/21/2025
b
177,883
78,000 5.000%,  11/24/2025 79,251
226,000 2.188%,  4/28/2026
b
211,571
196,000 1.593%,  5/4/2027
b
173,981
193,000 1.512%,  7/20/2027
b
169,267
294,000 3.622%,  4/1/2031
b
270,052
92,000 2.943%,  1/21/2033
b
78,849
MPT Operating Partnership, LP
270,000 5.250%,  8/1/2026 254,996
60,000 4.625%,  8/1/2029 52,650
National Retail Properties, Inc.
98,000 2.500%,  4/15/2030 83,465

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.9%) Value
Financials (7.7%) - continued
Nationstar Mortgage Holdings,
Inc.
$ 198,000 6.000%,  1/15/2027
f
$ 171,753
NatWest Group plc
110,000 6.125%,  12/15/2022 110,486
26,000 6.100%,  6/10/2023 26,333
135,000 4.269%,  3/22/2025
b
133,612
98,000 4.892%,  5/18/2029
b
94,972
146,000 3.754%,  11/1/2029
b
140,217
180,000 4.600%,  6/28/2031
b,i
132,525
Navient Corporation
185,000 5.500%,  1/25/2023 183,383
22,000 6.750%,  6/25/2025 19,849
90,000 5.000%,  3/15/2027 74,028
Nippon Life Insurance Company
480,000 5.100%,  10/16/2044
b,f
475,203
363,000 3.400%,  1/23/2050
b,f
314,221
Nomura Holdings, Inc.
145,000 2.172%,  7/14/2028 122,138
Northern Trust Corporation
138,000 4.000%,  5/10/2027 138,831
Omega Healthcare Investors, Inc.
95,000 4.750%,  1/15/2028 89,998
98,000 3.375%,  2/1/2031 79,572
OneMain Finance Corporation
684,000 6.875%,  3/15/2025 648,268
181,000 7.125%,  3/15/2026 167,286
135,000 3.500%,  1/15/2027 108,000
Owl Rock Capital Corporation
97,000 4.250%,  1/15/2026 89,226
Owl Rock Core Income
Corporation
136,000 4.700%,  2/8/2027
f
124,056
Owl Rock Technology Finance
Corporation
48,000 4.750%,  12/15/2025
f
45,119
147,000 3.750%,  6/17/2026
f
132,967
Park Intermediate Holdings, LLC
100,000 4.875%,  5/15/2029
f
85,866
PayPal Holdings, Inc.
97,000 2.850%,  10/1/2029 87,770
Pebblebrook Hotel Trust,
Convertible
356,000 1.750%,  12/15/2026 317,018
PennyMac Financial Services, Inc.
148,000 4.250%,  2/15/2029
f
108,780
Pine Street Trust I
98,000 4.572%,  2/15/2029
f
94,655
Playtika Holding Corporation
248,000 4.250%,  3/15/2029
f
204,600
PNC Bank NA
98,000 2.700%,  10/22/2029 85,397
PNC Financial Services Group,
Inc.
180,000 3.400%,  9/15/2026
b,i
136,678
PRA Group, Inc.
146,000 7.375%,  9/1/2025
f
141,985
Principal Life Global Funding II
146,000 1.250%,  8/16/2026
f
129,180
Provident Financing Trust I
112,000 7.405%,  3/15/2038 115,360
Principal
Amount Long-Term Fixed Income (58.9%) Value
Financials (7.7%) - continued
Prudential Financial, Inc.
$ 90,000 5.125%,  3/1/2052
b
$ 83,084
245,000 5.625%,  6/15/2043
b
238,863
589,000 5.200%,  3/15/2044
b
556,823
120,000 3.700%,  10/1/2050
b
100,446
Radian Group, Inc.
185,000 4.875%,  3/15/2027 165,688
Realty Income Corporation
96,000 4.875%,  6/1/2026 97,899
112,000 3.950%,  8/15/2027 109,261
Regions Financial Corporation
240,000 5.750%,  6/15/2025
b,i
237,650
Reinsurance Group of America,
Inc.
162,000 4.700%,  9/15/2023 163,397
Rocket Mortgage Co-Issuer, Inc.
240,000 3.625%,  3/1/2029
f
188,717
Royal Bank of Canada
69,000 0.750%,  10/7/2024 64,432
Santander Holdings USA, Inc.
196,000 3.450%,  6/2/2025 188,476
90,000 2.490%,  1/6/2028
b
79,433
Santander UK Group Holdings plc
200,000 1.673%,  6/14/2027
b
174,573
147,000 3.823%,  11/3/2028
b
136,456
Service Properties Trust
109,000 4.650%,  3/15/2024 93,667
224,000 7.500%,  9/15/2025 205,240
200,000 5.500%,  12/15/2027 162,000
Simon Property Group, LP
122,000 2.000%,  9/13/2024 116,661
159,000 2.650%,  7/15/2030 134,896
SLM Corporation
80,000 4.200%,  10/29/2025 72,477
Societe Generale SA
141,000 2.625%,  10/16/2024
f
135,586
240,000 8.000%,  9/29/2025
b,f,i
235,092
133,000 1.488%,  12/14/2026
b,f
117,310
Spirit Realty, LP
218,000 2.100%,  3/15/2028 182,746
Standard Chartered plc
167,000 1.319%,  10/14/2023
b,f
165,793
133,000 0.991%,  1/12/2025
b,f
125,558
180,000 6.000%,  7/26/2025
b,f,i
170,462
131,000 2.608%,  1/12/2028
b,f
117,003
Starwood Property Trust, Inc.,
Convertible
203,000 4.375%,  4/1/2023 200,463
State Street Corporation
91,000 4.421%,  5/13/2033
b
89,691
Sumitomo Life Insurance Company
490,000 3.375%,  4/15/2081
b,f
419,831
Sumitomo Mitsui Financial Group,
Inc.
141,000 2.448%,  9/27/2024 135,792
131,000 2.174%,  1/14/2027 118,468
147,000 3.544%,  1/17/2028 139,567
147,000 2.142%,  9/23/2030 117,770
Sumitomo Mitsui Trust Bank, Ltd.
111,000 1.050%,  9/12/2025
f
100,695

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.9%) Value
Financials (7.7%) - continued
Summit Hotel Properties, Inc.,
Convertible
$ 236,000 1.500%,  2/15/2026 $ 199,420
SVB Financial Group
330,000 4.000%,  5/15/2026
b,i
251,453
191,000 4.250%,  11/15/2026
b,i
144,115
Synchrony Financial
115,000 4.250%,  8/15/2024 114,286
195,000 3.700%,  8/4/2026 180,549
Toronto-Dominion Bank
91,000 4.456%,  6/8/2032 89,984
Truist Bank
99,000 2.250%,  3/11/2030 82,894
Truist Financial Corporation
280,000 4.950%,  9/1/2025
b,i
272,562
80,000 1.887%,  6/7/2029
b
68,761
U.S. Bancorp
60,000 3.700%,  1/15/2027
b,i
46,050
UBS Group AG
92,000 1.364%,  1/30/2027
b,f
81,545
200,000 4.875%,  2/12/2027
b,f,i
167,292
UDR, Inc.
193,000 3.000%,  8/15/2031 164,904
United Wholesale Mortgage, LLC
156,000 5.500%,  4/15/2029
f
119,441
USB Realty Corporation
496,000
2.191%,  (LIBOR 3M +
1.147%), 1/15/2027
b,f,i
397,481
Ventas Realty, LP
110,000 3.750%,  5/1/2024 109,093
VICI Properties, LP/VICI Note
Company, Inc.
308,000 4.625%,  6/15/2025
f
292,985
326,000 5.750%,  2/1/2027
f
309,341
232,000 3.750%,  2/15/2027
f
204,061
Wells Fargo & Company
220,000 4.125%,  8/15/2023 221,592
233,000 2.406%,  10/30/2025
b
221,817
335,000 3.900%,  3/15/2026
b,i
288,519
169,000 2.188%,  4/30/2026
b
158,108
220,000
1.544%,  (LIBOR 3M +
0.500%), 1/15/2027
b
204,072
89,000 3.526%,  3/24/2028
b
84,296
196,000 3.584%,  5/22/2028
b
185,947
196,000 4.478%,  4/4/2031
b
191,679
Welltower, Inc.
97,000 2.050%,  1/15/2029 81,639
112,000 2.800%,  6/1/2031 94,491
Westpac Banking Corporation
147,000 4.110%,  7/24/2034
b
134,358
Willis North America, Inc.
196,000 4.500%,  9/15/2028 188,134
XHR, LP
109,000 4.875%,  6/1/2029
f
93,506
Total 56,615,663
Principal
Amount Long-Term Fixed Income (58.9%) Value
Foreign Government (<0.1%)
Sinopec Group Overseas
Development 2018, Ltd.
$ 133,000 2.150%,  5/13/2025
f
$ 127,465
Total 127,465
Mortgage-Backed Securities (21.5%)
Federal Home Loan Mortgage
Corporation Gold 30-Yr. Pass
Through
6,509,880 2.500%,  5/1/2051
e
5,867,418
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
9,275,000 2.000%,  7/1/2037
e
8,656,908
17,200,000 2.500%,  7/1/2037
e
16,424,264
250,000 4.000%,  7/1/2037
e
252,172
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
4,009,438 2.500%,  2/1/2051 3,618,265
7,725,965 2.000%,  3/1/2051 6,738,787
7,479,855 3.000%,  3/1/2052 6,987,420
5,969,738 2.000%,  4/1/2051 5,197,949
6,385,000 2.500%,  4/1/2051
e
5,761,002
4,304,932 3.000%,  4/1/2051
e
4,019,571
4,563,330 3.000%,  5/1/2050
e
4,278,832
6,180,337 2.500%,  7/1/2051 5,570,056
11,525,000 2.000%,  7/1/2052
e
9,999,738
7,802,000 2.500%,  7/1/2052
e
7,015,095
8,962,495 2.000%,  8/1/2051
e
7,802,611
6,000,000 5.000%,  7/1/2041
e
6,123,750
1,100,000 5.000%,  8/1/2048
e
1,119,443
16,600,000 3.000%,  7/1/2049
e
15,457,453
27,800,000 3.500%,  7/1/2049
e
26,733,610
10,500,000 4.000%,  7/1/2049
e
10,353,779
Total 157,978,123
Technology (1.8%)
Advanced Micro Devices, Inc.
90,000 3.924%,  6/1/2032 88,577
Akamai Technologies, Inc.,
Convertible
160,000 0.125%,  5/1/2025 175,120
533,000 0.375%,  9/1/2027 529,535
Analog Devices, Inc.
48,000 2.100%,  10/1/2031 40,984
Apple, Inc.
250,000 2.200%,  9/11/2029 225,112
183,000 1.650%,  2/8/2031 153,836
Baidu, Inc.
137,000 3.075%,  4/7/2025 133,212
Black Knight InfoServ, LLC
334,000 3.625%,  9/1/2028
f
290,186
Block, Inc., Convertible
30,000 0.500%,  5/15/2023 32,460
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
196,000 3.125%,  1/15/2025 192,903
147,000 3.875%,  1/15/2027 141,443
Broadcom, Inc.
89,000 4.000%,  4/15/2029
f
82,467

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.9%) Value
Technology (1.8%) - continued
CommScope Technologies
Finance, LLC
$ 328,000 6.000%,  6/15/2025
f
$ 283,720
Dell International, LLC
56,000 5.450%,  6/15/2023 56,566
147,000 5.850%,  7/15/2025 151,602
62,000 5.300%,  10/1/2029 61,121
Fiserv, Inc.
156,000 2.750%,  7/1/2024 152,167
196,000 4.200%,  10/1/2028 188,837
Gartner, Inc.
185,000 3.625%,  6/15/2029
f
160,278
315,000 3.750%,  10/1/2030
f
268,144
Global Payments, Inc.
52,000 2.650%,  2/15/2025 49,625
98,000 3.200%,  8/15/2029 85,641
Hewlett Packard Enterprise
Company
106,000 2.250%,  4/1/2023 105,236
InterDigital, Inc., Convertible
76,000 3.500%,  6/1/2027
f
76,912
Intuit, Inc.
86,000 0.950%,  7/15/2025 79,185
Iron Mountain, Inc.
855,000 4.875%,  9/15/2027
f
772,535
220,000 4.500%,  2/15/2031
f
179,772
Jabil, Inc.
93,000 4.250%,  5/15/2027 90,240
Lam Research Corporation
89,000 1.900%,  6/15/2030 75,100
Lumentum Holdings, Inc.,
Convertible
383,000 0.250%,  3/15/2024 531,221
MACOM Technology Solutions
Holdings, Inc., Convertible
117,000 0.250%,  3/15/2026 101,790
Marvell Technology, Inc.
112,000 4.200%,  6/22/2023 111,830
98,000 2.950%,  4/15/2031 82,179
Microchip Technology, Inc.,
Convertible
68,000 0.125%,  11/15/2024
h
67,660
152,000 1.625%,  2/15/2027 252,415
Micron Technology, Inc.
183,000 4.975%,  2/6/2026 184,778
Minerva Merger Sub, Inc.
277,000 6.500%,  2/15/2030
f
230,350
MSCI, Inc.
260,000 4.000%,  11/15/2029
f
230,446
NCR Corporation
622,000 6.125%,  9/1/2029
f
537,942
Nielsen Finance, LLC
190,000 4.500%,  7/15/2029
f
171,643
NVIDIA Corporation
49,000 2.850%,  4/1/2030 44,859
NXP BV/NXP Funding, LLC
92,000 4.875%,  3/1/2024 92,895
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
56,000 2.700%,  5/1/2025 53,233
98,000 4.300%,  6/18/2029 93,494
Principal
Amount Long-Term Fixed Income (58.9%) Value
Technology (1.8%) - continued
ON Semiconductor Corporation,
Convertible
$ 72,000 Zero Coupon,  5/1/2027 $ 82,872
Open Text Corporation
320,000 4.125%,  2/15/2030
f
276,816
Oracle Corporation
245,000 2.500%,  4/1/2025 232,779
245,000 2.950%,  4/1/2030 209,229
PayPal Holdings, Inc.
92,000 3.900%,  6/1/2027 91,676
Progress Software Corporation,
Convertible
95,000 1.000%,  4/15/2026 91,723
PTC, Inc.
160,000 3.625%,  2/15/2025
f
151,325
145,000 4.000%,  2/15/2028
f
131,032
Qorvo, Inc.
275,000 3.375%,  4/1/2031
f
216,244
Rackspace Technology Global,
Inc.
275,000 5.375%,  12/1/2028
f
179,704
Sabre GLBL, Inc., Convertible
34,000 4.000%,  4/15/2025 34,952
Salesforce.com, Inc.
96,000 1.950%,  7/15/2031 81,543
Seagate HDD Cayman
460,000 3.125%,  7/15/2029 360,966
380,000 3.375%,  7/15/2031 295,325
Sensata Technologies, Inc.
455,000 3.750%,  2/15/2031
f
364,664
Shift4 Payments, LLC
100,000 4.625%,  11/1/2026
f
88,499
SS&C Technologies, Inc.
620,000 5.500%,  9/30/2027
f
578,187
Switch, Ltd.
310,000 3.750%,  9/15/2028
f
306,637
Tencent Holdings, Ltd.
118,000 2.880%,  4/22/2031
f,h
101,362
Teradyne, Inc., Convertible
16,000 1.250%,  12/15/2023 45,291
Verint Systems, Inc., Convertible
271,000 0.250%,  4/15/2026 247,288
Viavi Solutions, Inc.
224,000 3.750%,  10/1/2029
f
187,604
Viavi Solutions, Inc., Convertible
50,000 1.000%,  3/1/2024 56,375
Vishay Intertechnology, Inc.,
Convertible
286,000 2.250%,  6/15/2025 270,642
VMware, Inc.
194,000 1.400%,  8/15/2026 171,634
123,000 2.200%,  8/15/2031 96,853
Xilinx, Inc.
52,000 2.375%,  6/1/2030 45,853
Ziff Davis, Inc., Convertible
380,000 1.750%,  11/1/2026
f
366,130
Total 13,072,456

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.9%) Value
Transportation (0.7%)
AerCap Holdings NV
$ 220,000 5.875%,  10/10/2079
b,h
$ 188,458
Air Transport Services Group, Inc.,
Convertible
180,000 1.125%,  10/15/2024 194,310
American Airlines, Inc.
395,000 11.750%,  7/15/2025
f
408,785
654,000 5.500%,  4/20/2026
f
600,885
Aon Corporation/Aon Global
Holdings plc
92,000 2.600%,  12/2/2031 77,129
Avis Budget Car Rental, LLC
250,000 5.375%,  3/1/2029
f,h
207,953
Canadian Pacific Railway
Company
185,000 1.750%,  12/2/2026 167,421
92,000 2.450%,  12/2/2031 78,714
CSX Corporation
98,000 4.250%,  3/15/2029 97,492
Delta Air Lines, Inc.
117,000 7.000%,  5/1/2025
f
118,426
222,697 4.500%,  10/20/2025
f
216,386
50,000 7.375%,  1/15/2026 49,923
181,000 4.375%,  4/19/2028
h
153,749
Greenbrier Companies, Inc.,
Convertible
138,000 2.875%,  4/15/2028 128,340
Hawaiian Brand Intellectual
Property, Ltd.
56,000 5.750%,  1/20/2026
f
50,187
Hertz Corporation
184,000 4.625%,  12/1/2026
f
153,839
221,000 5.000%,  12/1/2029
f
170,170
JetBlue Airways Corporation,
Convertible
370,000 0.500%,  4/1/2026 272,135
Meritor, Inc., Convertible
137,000 3.250%,  10/15/2037 149,508
Mileage Plus Holdings, LLC
248,000 6.500%,  6/20/2027
f
243,734
Penske Truck Leasing Company,
LP
111,000 1.200%,  11/15/2025
f
99,101
96,000 1.700%,  6/15/2026
f
85,566
Ryder System, Inc.
81,000 2.850%,  3/1/2027 75,510
Southwest Airlines Company
100,000 5.125%,  6/15/2027 100,925
98,000 2.625%,  2/10/2030 82,778
Southwest Airlines Company,
Convertible
522,000 1.250%,  5/1/2025 614,655
Union Pacific Corporation
104,000 3.750%,  7/15/2025 104,121
98,000 2.150%,  2/5/2027 90,792
United Airlines Pass Through Trust
70,000 3.700%,  12/1/2022 69,670
United Airlines, Inc.
219,000 4.375%,  4/15/2026
f
192,976
183,000 4.625%,  4/15/2029
f
155,233
Principal
Amount Long-Term Fixed Income (58.9%) Value
Transportation (0.7%) - continued
VistaJet Malta Finance plc
$ 243,000 6.375%,  2/1/2030
f
$ 194,400
Total 5,593,271
U.S. Government & Agencies (2.6%)
U.S. Treasury Bonds
795,000 1.375%,  11/15/2031 689,538
2,490,000 3.250%,  5/15/2042 2,430,084
U.S. Treasury Notes
1,780,000 0.125%,  4/30/2023 1,739,950
2,070,000 0.125%,  2/15/2024 1,977,740
9,250,000 0.500%,  3/31/2025 8,632,852
1,730,000 0.500%,  2/28/2026 1,576,800
1,010,000 0.500%,  4/30/2027 893,929
1,360,000 1.125%,  2/29/2028 1,222,831
Total 19,163,724
Utilities (1.3%)
AEP Texas, Inc.
92,000 4.700%,  5/15/2032 91,555
AES Corporation
156,000 3.950%,  7/15/2030
f
140,665
Algonquin Power & Utilities
Corporation
140,000 4.750%,  1/18/2082
b
116,197
Ameren Corporation
98,000 1.750%,  3/15/2028 84,434
American Electric Power
Company, Inc.
200,000 3.875%,  2/15/2062
b
158,151
139,000 2.031%,  3/15/2024 134,467
98,000 2.300%,  3/1/2030 82,459
Berkshire Hathaway Energy
Company
110,000 4.050%,  4/15/2025 110,672
Calpine Corporation
211,000 4.500%,  2/15/2028
f
191,562
CenterPoint Energy, Inc.
105,000 2.500%,  9/1/2024 101,492
95,000 1.450%,  6/1/2026 85,505
146,000 2.650%,  6/1/2031 124,354
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
217,000 5.500%,  6/15/2031
f
184,784
Dominion Energy, Inc.
110,000 3.071%,  8/15/2024 107,392
375,000 4.650%,  12/15/2024
b,i
333,240
165,000 4.350%,  1/15/2027
b,i
135,713
98,000 3.375%,  4/1/2030 89,586
Duke Energy Corporation
180,000 3.250%,  1/15/2082
b
140,692
110,000 4.875%,  9/16/2024
b,i
100,100
195,000 3.150%,  8/15/2027 184,188
98,000 2.450%,  6/1/2030 82,603
Edison International
118,000 4.950%,  4/15/2025 118,296
180,000 5.000%,  12/15/2026
b,i
143,213
Enel Finance International NV
200,000 1.375%,  7/12/2026
f
175,368
Energy Transfer, LP
210,000 6.500%,  11/15/2026
b,i
185,623

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.9%) Value
Utilities (1.3%) - continued
Entergy Corporation
$ 111,000 0.900%,  9/15/2025 $ 99,917
97,000 1.900%,  6/15/2028 83,217
Evergy, Inc.
106,000 2.450%,  9/15/2024 101,921
Eversource Energy
154,000 4.600%,  7/1/2027 155,232
Exelon Corporation
98,000 4.050%,  4/15/2030 94,039
Fells Point Funding Trust
165,000 3.046%,  1/31/2027
f
152,151
Jersey Central Power & Light
Company
49,000 2.750%,  3/1/2032
f
41,677
National Rural Utilities Cooperative
Finance Corporation
116,000 3.450%,  6/15/2025 115,253
NextEra Energy Capital Holdings,
Inc.
125,000 3.800%,  3/15/2082
b
100,344
98,000 2.250%,  6/1/2030 82,294
NextEra Energy Operating
Partners, LP
420,000 3.875%,  10/15/2026
f
384,300
NextEra Energy Partners, LP,
Convertible
529,000 Zero Coupon,  11/15/2025
f,h
546,722
NiSource, Inc.
220,000 5.650%,  6/15/2023
b,i
197,993
98,000 2.950%,  9/1/2029 86,804
NRG Energy, Inc.
111,000 2.000%,  12/2/2025
f
100,471
440,000 3.375%,  2/15/2029
f
354,820
135,000 5.250%,  6/15/2029
f
120,488
NRG Energy, Inc., Convertible
178,000 2.750%,  6/1/2048 191,083
PG&E Corporation
268,000 5.000%,  7/1/2028 226,160
Public Service Enterprise Group,
Inc.
98,000 1.600%,  8/15/2030 77,836
Sempra Energy
240,000 4.875%,  10/15/2025
b,i
220,795
120,000 3.400%,  2/1/2028 113,313
Southern Company
92,000 4.475%,  8/1/2024 92,351
351,000 4.000%,  1/15/2051
b
314,665
317,000 3.750%,  9/15/2051
b
269,345
Suburban Propane Partners, LP
380,000 5.875%,  3/1/2027 358,420
TerraForm Power Operating, LLC
395,000 5.000%,  1/31/2028
f
357,767
TransCanada Trust
468,000 5.875%,  8/15/2076
b
444,600
Vistra Operations Company, LLC
184,000 5.125%,  5/13/2025
f
182,189
380,000 5.000%,  7/31/2027
f
345,462
Xcel Energy, Inc.
98,000 4.000%,  6/15/2028 95,786
Principal
Amount Long-Term Fixed Income (58.9%) Value
Utilities (1.3%) - continued
$ 138,000 4.600%,  6/1/2032 $ 136,863
Total 9,646,589
Total Long-Term Fixed Income
(cost $464,208,634) 432,913,128
Shares Common Stock ( 13.4% ) Value
Communications Services (0.9%)
204 Alphabet, Inc., Class A
k
444,569
902 Alphabet, Inc., Class C
k
1,973,080
5,745 AT&T, Inc. 120,415
1,443 Charter Communications, Inc.
k
676,089
22,162 Comcast Corporation 869,637
8,275 DISH Network Corporation
k
148,371
1,925 Live Nation Entertainment, Inc.
k
158,967
1,138 Meta Platforms, Inc.
k
183,502
1,034 Paramount Global 25,519
15,783 QuinStreet, Inc.
k
158,777
128 RingCentral, Inc.
k
6,689
8,073 Twitter, Inc.
k
301,849
12,258 Verizon Communications, Inc. 622,094
4,134 Walt Disney Company
k
390,250
23,294 Warner Bros. Discovery, Inc.
k
312,605
4,674 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
k
71,279
Total 6,463,692
Consumer Discretionary (1.3%)
15,884 Amazon.com, Inc.
k
1,687,040
5,363 Aptiv plc
k
477,682
99 AutoZone, Inc.
k
212,763
153 Booking Holdings, Inc.
k
267,596
1,852 Caesars Entertainment, Inc.
k
70,932
2,459 Callaway Golf Company
k
50,164
5,144 Cedar Fair, LP
k
225,873
419 Chipotle Mexican Grill, Inc.
k
547,742
4,159 Cimpress plc
k
161,785
9,517 Clarus Corporation 180,728
17,397 Cooper-Standard Holdings, Inc.
k
86,811
3,154 D.R. Horton, Inc. 208,763
547 Emerald Holding, Inc.
k
2,226
16,011 Everi Holdings, Inc.
k
261,139
1,928 Expedia Group, Inc.
h,k
182,832
10,887 Ford Motor Company 121,172
5,712 General Motors Company
k
181,413
94 Genuine Parts Company 12,502
2,094 Grand Canyon Education, Inc.
k
197,234
6,187 Harley-Davidson, Inc. 195,880
1,385 Home Depot, Inc. 379,864
8,228 Libbey, Inc.
k
122,392
2,532 Lowe's Companies, Inc. 442,264
1,092 Lululemon Athletica, Inc.
k
297,690
2,907 Macy's, Inc. 53,256
996 McDonald's Corporation 245,893
4,945 Miller Industries, Inc. 112,103
2,553 NIKE, Inc. 260,917
106 NVR, Inc.
k
424,439
644 RH
k
136,695
2,006 Ross Stores, Inc. 140,881
559 Six Flags Entertainment
Corporation
k
12,130
4,483 Sleep Number Corporation
k
138,749
2,950 Sony Group Corporation ADR 241,222

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (13.4%) Value
Consumer Discretionary (1.3%) - continued
7,854 Stoneridge, Inc.
k
$ 134,696
1,511 Tesla, Inc.
k
1,017,538
13,464 ThredUp, Inc.
k
33,660
182 Vail Resorts, Inc. 39,685
4,776 Zumiez, Inc.
k
124,176
Total 9,690,527
Consumer Staples (0.6%)
2,939 BJ's Wholesale Club Holdings,
Inc.
k
183,158
1,341 Casey's General Stores, Inc. 248,058
109 Coca-Cola Company 6,857
946 Costco Wholesale Corporation 453,399
1,096 Estee Lauder Companies, Inc. 279,118
4,134 John B. Sanfilippo & Son, Inc. 299,674
692 Kraft Heinz Company 26,393
9,561 Lamb Weston Holdings, Inc. 683,229
605 Monster Beverage Corporation
k
56,084
83 PepsiCo, Inc. 13,833
5,350 Philip Morris International, Inc. 528,259
19,943 Primo Water Corporation 266,837
1,561 Procter & Gamble Company 224,456
3,011 Sysco Corporation 255,062
6,285 Turning Point Brands, Inc. 170,512
7,075 Walmart, Inc. 860,179
Total 4,555,108
Energy (0.7%)
6,999 BP plc ADR 198,422
401 Chevron Corporation 58,057
4,124 ConocoPhillips 370,376
16,560 Devon Energy Corporation 912,621
12,372 Enterprise Products Partners, LP 301,506
941 EOG Resources, Inc. 103,924
2,984 EQT Corporation 102,649
6,809 Exxon Mobil Corporation 583,123
7,407 Halliburton Company 232,283
3,963 Helmerich & Payne, Inc. 170,647
2,387 Marathon Petroleum Corporation 196,235
9,399 NOV, Inc. 158,937
2,877 Pioneer Natural Resources
Company 641,801
6,685 Schlumberger, Ltd. 239,056
2,592 Valero Energy Corporation 275,478
9,389 Williams Companies, Inc. 293,031
Total 4,838,146
Financials (2.0%)
8,804 Air Lease Corporation 294,318
13,947 Ally Financial, Inc. 467,364
2,313 American Express Company 320,628
853 Ameriprise Financial, Inc. 202,741
10,004 Arch Capital Group, Ltd.
k
455,082
4,116 Assured Guaranty, Ltd. 229,632
15,309 Bank of America Corporation 476,569
94 Bank of Marin Bancorp 2,987
5,393 Bank of N.T. Butterfield & Son, Ltd. 168,208
1,487 Berkshire Hathaway, Inc.
k
405,981
3,750 BlackRock TCP Capital
Corporation 46,988
4,853 Blackstone Mortgage Trust, Inc. 134,283
12,500 Bridgewater Bancshares, Inc.
k
201,750
10,152 Byline Bancorp, Inc. 241,618
2,042 Capital One Financial Corporation 212,756
Shares Common Stock (13.4%) Value
Financials (2.0%) - continued
880 Central Pacific Financial
Corporation $ 18,876
9,524 Charles Schwab Corporation 601,726
1,997 Chubb, Ltd. 392,570
7,804 Citigroup, Inc. 358,906
11,361 Columbia Banking System, Inc. 325,493
2,864 Comerica, Inc. 210,160
574 Community Trust Bancorp, Inc. 23,213
882 Customers Bancorp, Inc.
k
29,900
1,388 Discover Financial Services 131,277
813 East West Bancorp, Inc. 52,682
1,020 Ellington Residential Mortgage
REIT 7,619
5,544 Enterprise Financial Services
Corporation 230,076
17,815 Equitable Holdings, Inc. 464,437
4,425 Federated Hermes, Inc. 140,671
166 Financial Institutions, Inc. 4,319
130 First Mid-Illinois Bancshares, Inc. 4,637
29 Flushing Financial Corporation 617
2,113 FS KKR Capital Corporation 41,034
3,075 Glacier Bancorp, Inc. 145,817
3,944 Golub Capital BDC, Inc. 51,114
574 Great Southern Bancorp, Inc. 33,613
1,770 Hanmi Financial Corporation 39,719
440 Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 16,658
8,922 Heartland Financial USA, Inc. 370,620
475 Hometrust Bancshares, Inc. 11,875
8,549 Hope Bancorp, Inc. 118,318
1,869 Houlihan Lokey, Inc. 147,520
251 Independent Bank Corporation 4,839
4,145 J.P. Morgan Chase & Company 466,768
1,975 Kinsale Capital Group, Inc. 453,539
7,729 KKR & Company, Inc. 357,775
1,554 M&T Bank Corporation 247,692
910 Marsh & McLennan Companies,
Inc. 141,278
3,724 MetLife, Inc. 233,830
1,408 MidWestOne Financial Group, Inc. 41,846
956 Moody's Corporation 260,003
4,669 Morgan Stanley 355,124
777 PacWest Bancorp 20,715
92 Peapack-Gladstone Financial
Corporation 2,732
388 Popular, Inc. 29,849
11,037 Radian Group, Inc. 216,877
4,184 Raymond James Financial, Inc. 374,091
1,919 RLI Corporation 223,736
1,080 S&P Global, Inc. 364,025
7,230 Seacoast Banking Corporation of
Florida 238,879
2,381 Selective Insurance Group, Inc. 207,004
3,005 State Street Corporation 185,258
5,339 Synovus Financial Corporation 192,471
495 Texas Capital Bancshares, Inc.
k
26,057
3,874 Triumph Bancorp, Inc.
k
242,357
5,737 Truist Financial Corporation 272,106
283 TrustCo Bank Corporation NY 8,728
11,586 Wells Fargo & Company 453,824
7,443 Western Alliance Bancorp 525,476
6,794 Zions Bancorporation NA 345,815
544 Zurich Insurance Group AG 237,224
Total 14,564,290

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (13.4%) Value
Health Care (1.9%)
4,184 Abbott Laboratories $ 454,592
2,611 AbbVie, Inc. 399,901
487 Agilent Technologies, Inc. 57,841
858 Align Technology, Inc.
k
203,063
363 AmerisourceBergen Corporation 51,357
957 Amgen, Inc. 232,838
4,221 AstraZeneca plc ADR 278,881
5,284 Baxter International, Inc. 339,391
1,444 Becton, Dickinson and Company 355,989
892 Biogen, Inc.
k
181,915
734 Bio-Techne Corporation 254,434
115 Boston Scientific Corporation
k
4,286
168 Bristol-Myers Squibb Company 12,936
2,624 Centene Corporation
k
222,017
2,840 Cigna Holding Company 748,397
1,989 CVS Health Corporation 184,301
3,355 Danaher Corporation 850,560
4,957 Edwards Lifesciences Corporation
k
471,361
2,814 Elevance Health, Inc. 1,357,980
172 Embecta Corporation
k
4,355
2,331 Gilead Sciences, Inc. 144,079
5,647 GlaxoSmithKline plc ADR 245,814
6,371 Halozyme Therapeutics, Inc.
k
280,324
1,206 HCA Healthcare, Inc. 202,680
169 Henry Schein, Inc.
k
12,969
2,419 Hologic, Inc.
k
167,637
50 IDEXX Laboratories, Inc.
k
17,537
894 Insulet Corporation
k
194,838
1,102 Intuitive Surgical, Inc.
k
221,182
13,842 Ionis Pharmaceuticals, Inc.
k
512,431
138 Jazz Pharmaceuticals, Inc.
k
21,529
4,832 Johnson & Johnson 857,728
2,490 Laboratory Corporation of America
Holdings 583,556
4,209 Lantheus Holdings, Inc.
k
277,920
1,958 Medtronic plc 175,731
6,854 Merck & Company, Inc. 624,879
1,703 Novo Nordisk AS ADR 189,765
5,849 NuVasive, Inc.
k
287,537
7,269 Progyny, Inc.
k
211,164
253 Regeneron Pharmaceuticals, Inc.
k
149,556
1,675 Stryker Corporation 333,208
4,436 Syneos Health, Inc.
k
317,973
488 Teleflex, Inc. 119,975
557 Thermo Fisher Scientific, Inc. 302,607
23,574 Viemed Healthcare, Inc.
k
126,828
3,131 Zimmer Biomet Holdings, Inc. 328,943
1,989 Zoetis, Inc. 341,889
Total 13,916,674
Industrials (1.8%)
2,508 3M Company 324,560
2,336 Advanced Drainage Systems, Inc. 210,404
2,811 Aerojet Rocketdyne Holdings, Inc.
k
114,127
2,257 AMETEK, Inc. 248,022
2,664 ASGN, Inc.
k
240,426
13,616 Badger Infrastructure Solutions,
Ltd. 298,723
6,366 Barnes Group, Inc. 198,237
784 Carlisle Companies, Inc. 187,070
132 Caterpillar, Inc. 23,596
1,239 Chart Industries, Inc.
k
207,384
691 Cintas Corporation 258,109
12,735 CNH Industrial NV 147,599
5,737 Crane Holdings, Company 502,332
Shares Common Stock (13.4%) Value
Industrials (1.8%) - continued
12,439 CSX Corporation $ 361,477
1,312 Curtiss-Wright Corporation 173,263
254 Deere & Company 76,065
6,635 Delta Air Lines, Inc.
k
192,216
15,193 Dun & Bradstreet Holdings, Inc.
k
228,351
4,532 Emerson Electric Company 360,475
3,178 Forward Air Corporation 292,249
2,650 FTI Consulting, Inc.
k
479,252
1,361 General Dynamics Corporation 301,121
73 Gorman-Rupp Company 2,066
6,856 Greenbrier Companies, Inc.
h
246,747
2,253 Helios Technologies, Inc. 149,261
1,521 Honeywell International, Inc. 264,365
9,004 Howmet Aerospace, Inc. 283,176
786 IDEX Corporation 142,761
483 Illinois Tool Works, Inc. 88,027
18,765 Janus International Group, Inc.
k
169,448
2,591 JetBlue Airways Corporation
k
21,687
3,936 Johnson Controls International plc 188,456
2,779 Kaman Corporation 86,844
1,204 L3Harris Technologies, Inc. 291,007
1,374 Lincoln Electric Holdings, Inc. 169,497
562 Linde plc 161,592
326 Lockheed Martin Corporation 140,167
3,747 ManpowerGroup, Inc. 286,308
1,494 Middleby Corporation
k
187,288
9,977 NAPCO Security Technologies,
Inc.
k
205,426
927 Norfolk Southern Corporation 210,698
364 Northrop Grumman Corporation 174,199
1,462 Old Dominion Freight Line, Inc. 374,681
1,583 Parker-Hannifin Corporation 389,497
1,098 Patrick Industries, Inc. 56,920
3,502 Quanta Services, Inc. 438,941
2,242 Regal Rexnord Corporation 254,512
7,699 Southwest Airlines Company
k
278,088
7,677 Sun Country Airlines Holdings,
Inc.
k
140,796
261 Teledyne Technologies, Inc.
k
97,904
3,058 Tennant Company 181,186
5,118 Timken Company 271,510
13,028 Uber Technologies, Inc.
k
266,553
2,345 Union Pacific Corporation 500,142
2,197 United Parcel Service, Inc. 401,040
2,076 United Rentals, Inc.
k
504,281
Total 13,050,129
Information Technology (2.6%)
34 Accenture plc 9,440
47 Adobe, Inc.
k
17,205
1,746 Advanced Energy Industries, Inc. 127,423
5,225 Agilysys, Inc.
k
246,986
1,593 Amphenol Corporation 102,557
941 ANSYS, Inc.
k
225,172
19,209 Apple, Inc. 2,626,255
1,238 Autodesk, Inc.
k
212,887
1,079 Axcelis Technologies, Inc.
k
59,172
3,277 BigCommerce Holdings, Inc.
k
53,087
1,496 Bill.com Holdings, Inc.
k
164,470
5,367 Block, Inc.
k
329,856
1,901 Broadcom, Inc. 923,525
15 CACI International, Inc.
k
4,227
8,787 Ciena Corporation
k
401,566
12,602 Cisco Systems, Inc. 537,349
3,669 Computer Services, Inc. 135,615

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (13.4%) Value
Information Technology (2.6%) - continued
2,106 Dolby Laboratories, Inc. $ 150,705
13,349 Dropbox, Inc.
k
280,196
392 Euronet Worldwide, Inc.
k
39,431
4,101 Fidelity National Information
Services, Inc. 375,939
1,741 Fiserv, Inc.
k
154,897
519 FLEETCOR Technologies, Inc.
k
109,047
17,499 Gilat Satellite Networks, Ltd.
k
105,694
3,727 II-VI, Inc.
h,k
189,891
3,951 Intel Corporation 147,807
447 KLA-Tencor Corporation 142,629
13,891 Knowles Corporation
k
240,731
417 Lam Research Corporation 177,705
804 Littelfuse, Inc. 204,248
17 Lumentum Holdings, Inc.
k
1,350
1,480 Mastercard, Inc. 466,910
4,513 Microchip Technology, Inc. 262,115
13,020 Microsoft Corporation 3,343,927
5,651 National Instruments Corporation 176,481
1,296 NICE, Ltd. ADR
k
249,415
5,087 NVIDIA Corporation 771,138
13,276 ON Semiconductor Corporation
k
667,916
5,680 PayPal Holdings, Inc.
k
396,691
817 Qorvo, Inc.
k
77,059
5,639 QUALCOMM, Inc. 720,326
20,761 Sabre Corporation
k
121,037
2,963 Salesforce, Inc.
k
489,014
7,020 Samsung Electronics Company,
Ltd. 309,634
1,000 ServiceNow, Inc.
k
475,520
2,546 Skyworks Solutions, Inc. 235,861
15,497 Sonos, Inc.
k
279,566
1,298 SunPower Corporation
k
20,521
348 TE Connectivity, Ltd. 39,376
4,585 Telefonaktiebolaget LM Ericsson
ADR 33,929
4,433 Texas Instruments, Inc. 681,130
4,671 Trimble, Inc.
k
271,992
3,332 TTEC Holdings, Inc. 226,209
35,040 TTM Technologies, Inc.
k
438,000
980 Western Digital Corporation
k
43,933
596 Wolfspeed, Inc.
k
37,816
2,512 Workiva, Inc.
k
165,767
526 Ziff Davis, Inc.
k
39,203
Total 19,537,548
Materials (0.6%)
7,862 Ashland Global Holdings, Inc. 810,179
371 Avery Dennison Corporation 60,054
6,861 Axalta Coating Systems, Ltd.
k
151,697
4,089 Ball Corporation 281,200
7,766 Carpenter Technology Corporation 216,749
2,927 CF Industries Holdings, Inc. 250,932
1,077 Crown Holdings, Inc. 99,267
1,563 Eastman Chemical Company 140,310
1,791 Freeport-McMoRan, Inc. 52,405
4,944 Ingevity Corporation
k
312,164
30,060 Ivanhoe Mines, Ltd.
k
173,046
1,505 LyondellBasell Industries NV 131,627
1,693 Nucor Corporation 176,766
2,793 PPG Industries, Inc. 319,352
394 Reliance Steel & Aluminum
Company 66,925
852 Sherwin-Williams Company 190,771
5,989 Steel Dynamics, Inc. 396,172
Shares Common Stock (13.4%) Value
Materials (0.6%) - continued
4,109 UFP Technologies, Inc.
k
$ 326,953
2,051 United States Lime & Minerals, Inc. 216,586
Total 4,373,155
Real Estate (0.5%)
3,169 Agree Realty Corporation 228,580
2,010 Alexandria Real Estate Equities,
Inc. 291,510
1,512 American Campus Communities,
Inc. 97,479
654 AvalonBay Communities, Inc. 127,039
1,672 Camden Property Trust 224,851
1,629 CBRE Group, Inc.
k
119,911
2,216 Digital Realty Trust, Inc. 287,703
4,624 Duke Realty Corporation 254,089
55 Extra Space Storage, Inc. 9,357
13,808 Healthcare Realty Trust, Inc. 375,578
13,819 Host Hotels & Resorts, Inc. 216,682
10,454 Independence Realty Trust, Inc. 216,711
9,012 National Storage Affiliates Trust 451,231
13,937 Pebblebrook Hotel Trust 230,936
1,405 Public Storage, Inc. 439,301
183 Rexford Industrial Realty, Inc. 10,539
Total 3,581,497
Utilities (0.5%)
8,795 Alliant Energy Corporation 515,475
1,551 American Electric Power
Company, Inc. 148,803
10,668 CenterPoint Energy, Inc. 315,559
3,476 Constellation Energy Corporation 199,036
1,496 DTE Energy Company 189,618
2,463 Duke Energy Corporation 264,058
5,292 Entergy Corporation 596,091
5,780 Exelon Corporation 261,950
1,141 NextEra Energy Partners, LP 84,617
1,052 NextEra Energy, Inc. 81,488
13,718 NiSource, Inc. 404,544
1,639 NorthWestern Corporation 96,586
3,395 Portland General Electric
Company 164,080
3,276 Sempra Energy 492,284
2,259 Spire, Inc. 168,002
Total 3,982,191
Total Common Stock
(cost $82,996,814) 98,552,957
Shares
Registered Investment
Companies ( 12.9% ) Value
Unaffiliated  (2.1%)
58,018 Aberdeen Asia-Pacific Income
Fund, Inc. 169,413
25,475 AllianceBernstein Global High
Income Fund, Inc. 248,891
36,413 Allspring Income Opportunities
Fund 236,320
15,300 BlackRock Core Bond Trust 173,196
21,910 BlackRock Corporate High Yield
Fund, Inc. 208,802
20,506 BlackRock Credit Allocation
Income Trust 223,310
2,000 BlackRock Debt Strategies Fund,
Inc. 18,280

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (12.9%) Value
Unaffiliated  (2.1%)- continued
2,125 BlackRock Enhanced Equity
Dividend Trust $ 18,764
18,974 BlackRock Enhanced Global
Dividend Trust 185,376
6,400 BlackRock Enhanced International
Dividend Trust 32,384
2,750 BlackRock Floating Rate Income
Strategies Fund, Inc. 31,322
12,600 BlackRock Income Trust, Inc. 57,204
15,878 BlackRock Multi-Sector Income
Trust 225,626
12,891 Blackstone Strategic Credit Fund
h
143,992
3,600 Brookfield Real Assets Income
Fund, Inc. 66,348
25,216 Eaton Vance Limited Duration
Income Fund 260,481
5,639 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 43,477
16,734 First Trust High Income Long/Short
Fund 190,768
10,763 Invesco Dynamic Credit
Opportunities Fund
c
115,334
3,181 iShares U.S. Home Construction
ETF 167,002
45,650 Nuveen Credit Strategies Income
Fund 237,380
5,800 Nuveen Preferred Income
Opportunities Fund 44,370
6,800 Nuveen Quality Preferred Income
Fund II 49,368
20,792 PGIM Global High Yield Fund, Inc. 238,484
19,473 PGIM High Yield Bond Fund, Inc. 239,713
7,334 Pimco Dynamic Income Fund 153,061
189,025 SPDR Blackstone Senior Loan
ETF
h
7,871,001
12,767 SPDR Bloomberg High Yield Bond
ETF
h
1,158,095
80,132 SPDR Bloomberg Short Term High
Yield Bond ETF
h
1,932,784
4,011 Tri-Continental Corporation 104,968
8,350 Vanguard Short-Term Corporate
Bond ETF 636,771
12,300 Virtus AllianzGI Convertible &
Income Fund
h
45,264
1,950 Virtus AllianzGI Equity &
Convertible Income Fund 40,462
12,871 Virtus Dividend, Interest &
Premium Strategy Fund 148,531
27,169 Voya Global Equity Dividend &
Premium Opportunity Fund 149,430
36,561 Western Asset High Income
Opportunity Fund, Inc. 144,782
Total 16,010,754
Affiliated  (10.8%)
7,739,012 Thrivent Core Emerging Markets
Debt Fund 58,042,592
2,439,694 Thrivent Core International Equity
Fund 21,103,350
Total 79,145,942
Total Registered Investment
Companies (cost $115,607,298) 95,156,696
Shares
Collateral Held for Securities
Loaned ( 2.2% ) Value
15,909,918 Thrivent Cash Management Trust $ 15,909,918
Total Collateral Held for
Securities Loaned
(cost $15,909,918) 15,909,918
Shares Preferred Stock ( 1.4% ) Value
Communications Services (0.1%)
25,875 AT&T, Inc., 4.750%
i
495,506
1,464 Paramount Global, Convertible,
5.750%
h
57,799
11,250 Telephone and Data Systems, Inc.,
6.000%
i
207,113
Total 760,418
Consumer Staples (<0.1%)
4,150 CHS, Inc., 6.750%
b,i
106,406
Total 106,406
Energy (0.1%)
28,205 Crestwood Equity Partners, LP,
9.250%
i
256,665
5,300 Energy Transfer, LP, 7.600%
b,i
123,490
5,109 Nustar Logistics, LP, 7.778%
b
122,361
Total 502,516
Financials (0.8%)
7,525 Aegon Funding Corporation II,
5.100% 158,025
15,500 Allstate Corporation, 5.100%
i
346,580
11,000 Bank of America Corporation,
4.250%
i
203,500
5,800 Bank of America Corporation,
5.375%
i
132,994
218 Bank of America Corporation,
Convertible, 7.250%
i
262,581
14,875 Capital One Financial Corporation,
5.000%
i
301,219
8,650 Cobank ACB, 6.250%
b,h,i
865,433
16,200 Equitable Holdings, Inc., 5.250%
i
341,820
425 First Horizon Bank, 3.750%
b,f,i
345,355
9,000 First Republic Bank, 4.500%
i
166,500
17,000 J.P. Morgan Chase & Company,
4.200%
i
315,180
9,925 J.P. Morgan Chase & Company,
4.750%
i
211,899
9,600 J.P. Morgan Chase & Company,
5.750%
i
239,136
16,800 Morgan Stanley, 5.850%
b,i
415,464
11,100 Morgan Stanley, 7.125%
b,i
291,153
2,700 Regions Financial Corporation,
5.700%
b,i
62,991
2,675 Synovus Financial Corporation,
5.875%
b,i
66,420
14,400 Truist Financial Corporation,
4.750%
i
288,288
15,500 Wells Fargo & Company, 4.250%
i
272,490
365 Wells Fargo & Company,
Convertible, 7.500%
i
443,661
Total 5,730,689
Health Care (0.1%)
5,348 Becton, Dickinson and Company,
Convertible, 6.000%
h
264,512

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock (1.4%) Value
Health Care (0.1%) - continued
2,987 Boston Scientific Corporation,
Convertible, 5.500% $ 303,001
156 Danaher Corporation, Convertible,
5.000%
h
206,421
Total 773,934
Industrials (<0.1%)
1,596 Stanley Black & Decker, Inc.,
Convertible, 5.250% 107,554
Total 107,554
Real Estate (0.1%)
17,650 Public Storage, 4.125%
h,i
343,469
3,775 Public Storage, 4.625%
i
83,012
958 Public Storage, 4.700%
i
21,153
Total 447,634
Utilities (0.2%)
5,062 AES Corporation, Convertible,
6.875% 437,002
2,085 American Electric Power
Company, Inc., Convertible,
6.125% 112,590
17,250 CMS Energy Corporation, 4.200%
i
306,532
7,503 NextEra Energy, Inc., Convertible,
4.872% 422,494
2,078 NextEra Energy, Inc., Convertible,
5.279% 103,173
697 NiSource, Inc., Convertible,
7.750% 79,263
9,200 Southern Company, 4.950% 201,048
Total 1,662,102
Total Preferred Stock
(cost $11,654,605) 10,091,253
Shares or
Principal
Amount Short-Term Investments ( 21.7% ) Value
Federal Home Loan Bank Discount
Notes
400,000 0.693%, 7/6/2022
l,m
399,923
100,000 0.730%, 7/8/2022
l,m
99,973
300,000 1.312%, 8/3/2022
l,m
299,531
700,000 1.040%, 8/10/2022
l,m
698,675
700,000 1.087%, 8/17/2022
l,m
698,443
300,000 1.150%, 8/19/2022
l,m
299,305
100,000 1.750%, 8/29/2022
l,m
99,719
100,000 1.190%, 8/31/2022
l,m
99,711
300,000 1.700%, 9/1/2022
l,m
299,019
200,000 1.790%, 9/7/2022
l,m
199,283
Thrivent Core Short-Term Reserve
Fund
15,111,759 1.630% 151,117,590
Shares or
Principal
Amount Short-Term Investments (21.7%) Value
U.S. Treasury Bills
1,000,000 0.696%, 7/14/2022
l,n
$ 999,615
4,000,000 0.731%, 7/21/2022
l,n
3,997,744
200,000 1.301%, 8/11/2022
l,o
199,707
Total Short-Term Investments
(cost $159,498,574) 159,508,238
Total Investments (cost
$926,697,432) 120.2% $883,672,086
Other Assets and Liabilities, Net
(20.2%) (148,353,350)
Total Net Assets 100.0% $735,318,736
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
June 30, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2022, the value of these investments was $126,432,181 or 17.2%
of total net assets.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 30, 2022.
h All or a portion of the security is on loan.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k Non-income producing security.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
n At June 30, 2022, $3,016,379 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Diversified
Income Plus Portfolio as of June 30, 2022 was $292,019 or
0.04% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of June 30, 2022.
Security
Acquisition
Date Cost
Credit Acceptance Corporation,
12/31/2024 5/29/2020 $ 296,404
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus
Portfolio as of June 30, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 4,122,773
Common Stock 11,064,650
Total lending $15,187,423
Gross amount payable upon return of
collateral for securities loaned $15,909,918
Net amounts due to counterparty $722,495
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 26,352,003
Gross unrealized depreciation (71,728,183)
Net unrealized appreciation (depreciation) $ (45,376,180)
Cost for federal income tax purposes $ 929,327,659

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2022, in valuing Diversified Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 4,007,455 – 2,011,121 1,996,334
Capital Goods 16,499,339 – 12,891,227 3,608,112
Communications Services 12,203,312 – 11,629,696 573,616
Consumer Cyclical 8,375,975 – 7,111,597 1,264,378
Consumer Non-Cyclical 13,097,900 – 12,374,348 723,552
Energy 691,189 – 691,189 –
Financials 2,833,081 – 2,382,905 450,176
Technology 4,986,053 – 4,289,462 696,591
Transportation 4,407,235 – 4,105,377 301,858
Utilities 4,438,357 – 4,438,357 –
Long-Term Fixed Income
Asset-Backed Securities 25,774,781 – 25,774,781 –
Basic Materials 7,203,391 – 7,203,391 –
Capital Goods 13,861,846 – 13,861,846 –
Collateralized Mortgage Obligations 33,164,765 – 33,164,765 –
Commercial Mortgage-Backed Securities 7,128,084 – 7,128,084 –
Communications Services 19,008,409 – 19,008,409 –
Consumer Cyclical 23,619,364 – 23,619,364 –
Consumer Non-Cyclical 21,867,820 – 21,867,820 –
Energy 19,087,377 – 19,087,377 –
Financials 56,615,663 – 56,615,663 –
Foreign Government 127,465 – 127,465 –
Mortgage-Backed Securities 157,978,123 – 157,978,123 –
Technology 13,072,456 – 13,072,456 –
Transportation 5,593,271 – 5,593,271 –
U.S. Government & Agencies 19,163,724 – 19,163,724 –
Utilities 9,646,589 – 9,646,589 –
Common Stock
Communications Services 6,463,692 6,392,413 71,279 –
Consumer Discretionary 9,690,527 9,568,135 122,392 –
Consumer Staples 4,555,108 4,555,108 – –
Energy 4,838,146 4,838,146 – –
Financials 14,564,290 14,327,066 237,224 –
Health Care 13,916,674 13,916,674 – –
Industrials 13,050,129 12,751,406 298,723 –
Information Technology 19,537,548 19,227,914 309,634 –
Materials 4,373,155 4,200,109 173,046 –
Real Estate 3,581,497 3,581,497 – –
Utilities 3,982,191 3,982,191 – –
Registered Investment Companies
Unaffiliated 16,010,754 15,895,420 – 115,334
Preferred Stock
Communications Services 760,418 760,418 – –
Consumer Staples 106,406 106,406 – –
Energy 502,516 502,516 – –
Financials 5,730,689 4,519,901 1,210,788 –
Health Care 773,934 773,934 – –
Industrials 107,554 107,554 – –
Real Estate 447,634 447,634 – –
Utilities 1,662,102 1,662,102 – –
Short-Term Investments 8,390,648 – 8,390,648 –
Subtotal Investments in Securities $637,498,636 $122,116,544 $505,652,141 $9,729,951
Other Investments  * Total
Affiliated Registered Investment Companies 79,145,942
Affiliated Short-Term Investments 151,117,590
Collateral Held for Securities Loaned 15,909,918
Subtotal Other Investments $246,173,450
Total Investments at Value $883,672,086

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,393,306 1,393,306 – –
Credit Default Swaps 1,803 – 1,803 –
Total Asset Derivatives $1,395,109 $1,393,306 $1,803 $–
Liability Derivatives
Futures Contracts 1,115,716 1,115,716 – –
Total Liability Derivatives $1,115,716 $1,115,716 $– $–
The following table presents Diversified Income Plus Portfolio's futures contracts held as of June 30, 2022. Investments and/or cash totaling
$3,215,982 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 2 September 2022 $ 239,459 ( $ 2,397)
CBOT U.S. Long Bond 136 September 2022 19,078,695 (225,695)
CME E-mini S&P 500 Index 158 September 2022 30,744,542 (807,492)
CME Ultra Long Term U.S. Treasury Bond 126 September 2022 19,486,868 (39,555)
Ultra 10-Yr. U.S. Treasury Note 24 September 2022 3,097,577 (40,577)
Total Futures Long Contracts $ 72,647,141 ( $ 1,115,716)
CBOT 5-Yr. U.S. Treasury Note (46) September 2022 ( $ 5,179,192) $ 15,692
CME E-mini Russell 2000 Index (189) September 2022 (17,488,049) 1,347,449
ICE mini MSCI EAFE Index (99) September 2022 (9,220,335) 30,165
Total Futures Short Contracts ( $ 31,887,576) $1,393,306
Total Futures Contracts $ 40,759,565 $277,590

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Diversified Income Plus Portfolio's swaps contracts held as of June 30, 2022. Investments totaling $199,707 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 38, 5 Year, at 5.00%, Quarterly Buy 6/20/2027 $ 3,118,500 $ – $ 1,803 $ 1,803
Total Credit Default Swaps $– $1,803 $1,803
1 As the buyer of protection, Diversified Income Plus Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Diversified Income Plus
Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Diversified Income Plus Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2022, for Diversified Income Plus
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 15,692
Total Interest Rate Contracts 15,692
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,377,614
Total Equity Contracts 1,377,614
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 1,803
Total Credit Contracts 1,803
Total Asset Derivatives $1,395,109
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 807,492
Total Equity Contracts 807,492
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 308,224
Total Interest Rate Contracts 308,224
Total Liability Derivatives $1,115,716
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2022, for
Diversified Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 797,613
Total Equity Contracts
797,613
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (864,420)
Total Interest Rate Contracts
(864,420)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (484)
Total Credit Contracts
(484)
Total ($67,291)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2022, for Diversified Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (67,694)
Total Equity Contracts (67,694)
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (461,004)
Total Interest Rate Contracts (461,004)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 1,803
Total Credit Contracts 1,803
Total ($526,895)
The following table presents Diversified Income Plus Portfolio's average volume of derivative activity during the period ended June 30, 2022.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $20,336,914
Futures - Short (19,395,528)
Interest Rate Contracts
Futures - Long 27,450,196
Futures - Short (31,010,936)
Credit Contracts
Credit Default Swaps - Buy Protection 1,002

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Diversified Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
6/30/2022
Shares Held at
6/30/2022
% of Net
Assets
6/30/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $73,032 $1,741 $600 $58,043 7,739 7.9%
Core International Equity 26,593 – – 21,103 2,440 2.9
Total Affiliated Registered Investment
Companies 99,625 79,146 10.8
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% 210,377 100,737 159,996 151,118 15,112 20.6
Total Affiliated Short-Term Investments 210,377 151,118 20.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 8,652 94,243 86,985 15,910 15,910 2.2
Total Collateral Held for Securities Loaned 8,652 15,910 2.2
Total Value $318,654 $246,174
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 6/30/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(178) $(15,952) $ – $1,740
Core International Equity – (5,490) – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% 0 0 – 596
Total Income/Non Income Cash from Affiliated
Investments $2,336
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 69
Total Affiliated Income from Securities Loaned, Net $69
Total Value $(178) $(21,442) $ –

ESG Index Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 89.2% ) Value
Communications Services (9.0%)
494 Alphabet, Inc., Class A
a
$ 1,076,554
466 Alphabet, Inc., Class C
a
1,019,352
9 Cable One, Inc. 11,604
462 Electronic Arts, Inc. 56,202
72 John Wiley and Sons, Inc. 3,439
266 Liberty Global plc, Class A
a
5,599
523 Liberty Global plc, Class C
a
11,553
1,512 Lumen Technologies, Inc. 16,496
274 New York Times Company 7,645
343 Omnicom Group, Inc. 21,818
127 RingCentral, Inc.
a
6,637
40 Scholastic Corporation 1,439
6,890 Verizon Communications, Inc. 349,668
2,988 Walt Disney Company
a
282,067
3,655 Warner Bros. Discovery, Inc.
a
49,050
430 ZoomInfo Technologies, Inc.
a
14,293
Total 2,933,416
Consumer Discretionary (9.9%)
444 Aptiv plc
a
39,547
378 Aramark 11,578
137 Autoliv, Inc. 9,805
66 AutoNation, Inc.
a
7,376
355 Best Buy Company, Inc. 23,142
67 Booking Holdings, Inc.
a
117,182
392 BorgWarner, Inc. 13,081
51 Buckle, Inc. 1,412
229 Callaway Golf Company
a
4,672
247 Capri Holdings, Ltd.
a
10,129
268 CarMax, Inc.
a
24,249
57 Choice Hotels International, Inc. 6,363
59 Columbia Sportswear Company 4,223
210 Darden Restaurants, Inc. 23,755
46 Deckers Outdoor Corporation
a
11,746
60 Domino's Pizza, Inc. 23,383
35 Ethan Allen Interiors, Inc. 707
153 Foot Locker, Inc. 3,863
106 GameStop Corporation
a
12,964
334 Gap, Inc. 2,752
251 Garmin, Ltd. 24,661
575 Hanesbrands, Inc. 5,917
248 Harley-Davidson, Inc. 7,852
215 Hasbro, Inc. 17,604
458 Hilton Worldwide Holdings, Inc. 51,040
1,714 Home Depot, Inc. 470,099
36 Jack in the Box, Inc. 2,018
228 Kohl's Corporation 8,137
72 La-Z-Boy, Inc. 1,707
444 LKQ Corporation 21,796
1,100 Lowe's Companies, Inc. 192,137
676 Lucid Group, Inc.
a
11,600
456 Marriott International, Inc. 62,021
572 Mattel, Inc.
a
12,773
1,221 McDonald's Corporation 301,441
64 Meritage Homes Corporation
a
4,640
85 Mohawk Industries, Inc.
a
10,548
664 Newell Brands, Inc. 12,643
2,097 NIKE, Inc. 214,313
179 Nordstrom, Inc. 3,782
72 ODP Corporation
a
2,177
66 Pool Corporation 23,181
117 PVH Corporation 6,657
294 Rivian Automotive, Inc.
a
7,568
376 Royal Caribbean Cruises, Ltd.
a
13,126
87 Signet Jewelers, Ltd. 4,651
Shares Common Stock (89.2%) Value
Consumer Discretionary (9.9%) - continued
1,888 Starbucks Corporation $ 144,224
787 Target Corporation 111,148
1,442 Tesla, Inc.
a
971,072
185 Tractor Supply Company 35,862
89 Ulta Beauty, Inc.
a
34,308
307 Under Armour, Inc., Class A
a
2,557
334 Under Armour, Inc., Class C
a
2,532
66 Vail Resorts, Inc. 14,391
546 VF Corporation 24,117
96 Whirlpool Corporation 14,868
133 Wolverine World Wide, Inc. 2,681
Total 3,203,778
Consumer Staples (7.5%)
923 Archer-Daniels-Midland Company 71,625
231 Bunge, Ltd. 20,949
347 Campbell Soup Company 16,673
398 Church & Dwight Company, Inc. 36,879
201 Clorox Company 28,337
6,760 Coca-Cola Company 425,272
1,315 Colgate-Palmolive Company 105,384
788 Conagra Brands, Inc. 26,981
267 Darling Ingredients, Inc.
a
15,967
382 Estee Lauder Companies, Inc. 97,284
995 General Mills, Inc. 75,073
153 Hain Celestial Group, Inc.
a
3,632
489 Hormel Foods Corporation 23,159
111 Ingredion, Inc. 9,786
179 J.M. Smucker Company 22,914
421 Kellogg Company 30,034
1,280 Keurig Dr. Pepper, Inc. 45,299
555 Kimberly-Clark Corporation 75,008
1,205 Kraft Heinz Company 45,959
1,147 Kroger Company 54,287
240 Lamb Weston Holdings, Inc. 17,150
408 McCormick & Company, Inc. 33,966
2,279 Mondelez International, Inc. 141,503
2,271 PepsiCo, Inc. 378,485
3,935 Procter & Gamble Company 565,814
833 Sysco Corporation 70,563
92 United Natural Foods, Inc.
a
3,625
Total 2,441,608
Energy (1.5%)
1,565 Baker Hughes Company 45,182
376 Cheniere Energy, Inc. 50,019
77 Core Laboratories NV 1,525
1,475 Halliburton Company 46,256
928 Marathon Petroleum Corporation 76,291
635 NOV, Inc. 10,738
731 ONEOK, Inc. 40,570
787 Phillips 66 64,526
701 TechnipFMC plc
a
4,718
673 Valero Energy Corporation 71,526
1,994 Williams Companies, Inc. 62,233
Total 473,584
Financials (8.5%)
176 Air Lease Corporation 5,884
457 Allstate Corporation 57,916
547 Ally Financial, Inc. 18,330
1,059 American Express Company 146,799
182 Ameriprise Financial, Inc. 43,258
342 Arthur J. Gallagher & Company 55,760

ESG Index Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (89.2%) Value
Financials (8.5%) - continued
65 Bank of Hawaii Corporation $ 4,836
1,254 Bank of New York Mellon
Corporation 52,304
250 BlackRock, Inc. 152,260
124 Cathay General Bancorp 4,855
2,375 Charles Schwab Corporation 150,052
700 Chubb, Ltd. 137,606
820 Citizens Financial Group, Inc. 29,266
589 CME Group, Inc. 120,568
219 Comerica, Inc. 16,070
468 Discover Financial Services 44,263
639 Equitable Holdings, Inc. 16,659
62 FactSet Research Systems, Inc. 23,843
289 First Republic Bank 41,674
497 Franklin Resources, Inc. 11,585
544 Hartford Financial Services Group,
Inc. 35,594
65 Heartland Financial USA, Inc. 2,700
2,374 Huntington Bancshares, Inc. 28,559
924 Intercontinental Exchange, Inc. 86,893
88 International Bancshares
Corporation 3,527
567 Invesco, Ltd. 9,146
1,528 KeyCorp 26,327
269 Lincoln National Corporation 12,581
346 Loews Corporation 20,504
294 M&T Bank Corporation 46,861
62 MarketAxess Holdings, Inc. 15,873
825 Marsh & McLennan Companies,
Inc. 128,081
275 Moody's Corporation 74,792
2,193 Morgan Stanley 166,800
765 New York Community Bancorp,
Inc. 6,984
325 Northern Trust Corporation 31,356
485 Old National Bancorp 7,173
687 PNC Financial Services Group,
Inc. 108,388
429 Principal Financial Group, Inc. 28,653
959 Progressive Corporation 111,503
620 Prudential Financial, Inc. 59,322
1,538 Regions Financial Corporation 28,837
581 S&P Global, Inc. 195,832
601 State Street Corporation 37,052
96 SVB Financial Group
a
37,919
856 Synchrony Financial 23,643
374 T. Rowe Price Group, Inc. 42,490
396 Travelers Companies, Inc. 66,975
2,180 Truist Financial Corporation 103,397
360 Umpqua Holdings Corporation 6,037
174 Voya Financial, Inc. 10,358
193 Willis Towers Watson plc 38,096
249 Zions Bancorporation NA 12,674
Total 2,748,715
Health Care (10.4%)
2,901 AbbVie, Inc. 444,317
74 ABIOMED, Inc.
a
18,316
493 Agilent Technologies, Inc. 58,554
123 Align Technology, Inc.
a
29,110
257 AmerisourceBergen Corporation 36,360
914 Amgen, Inc. 222,376
466 Becton, Dickinson and Company 114,883
241 Biogen, Inc.
a
49,149
298 BioMarin Pharmaceutical, Inc.
a
24,695
Shares Common Stock (89.2%) Value
Health Care (10.4%) - continued
64 Bio-Techne Corporation $ 22,185
3,578 Bristol-Myers Squibb Company 275,506
455 Cardinal Health, Inc. 23,783
955 Centene Corporation
a
80,803
527 Cigna Holding Company 138,875
81 Cooper Companies, Inc. 25,363
95 DaVita, Inc.
a
7,596
360 Dentsply Sirona, Inc. 12,863
636 DexCom, Inc.
a
47,401
1,022 Edwards Lifesciences Corporation
a
97,182
396 Elevance Health, Inc. 191,102
2,060 Gilead Sciences, Inc. 127,329
399 HCA Healthcare, Inc. 67,056
228 Henry Schein, Inc.
a
17,497
410 Hologic, Inc.
a
28,413
208 Humana, Inc. 97,359
138 IDEXX Laboratories, Inc.
a
48,401
258 Illumina, Inc.
a
47,565
113 Insulet Corporation
a
24,627
314 IQVIA Holding, Inc.
a
68,135
100 Jazz Pharmaceuticals, Inc.
a
15,601
153 Laboratory Corporation of America
Holdings 35,857
127 MEDNAX, Inc.
a
2,668
4,146 Merck & Company, Inc. 377,991
37 Mettler-Toledo International, Inc.
a
42,504
142 Patterson Companies, Inc. 4,303
196 Quest Diagnostics, Inc. 26,064
240 ResMed, Inc. 50,311
176 Select Medical Holdings
Corporation 4,157
163 STERIS plc 33,602
263 Teladoc Health, Inc.
a
8,734
417 Vertex Pharmaceuticals, Inc.
a
117,506
99 Waters Corporation
a
32,767
121 West Pharmaceutical Services,
Inc. 36,587
776 Zoetis, Inc. 133,387
Total 3,368,840
Industrials (8.2%)
937 3M Company 121,257
221 A.O. Smith Corporation 12,084
140 ACCO Brands Corporation 914
58 Acuity Brands, Inc. 8,934
104 AGCO Corporation 10,265
147 Allegion plc 14,391
16 AMERCO 7,652
64 Applied Industrial Technologies,
Inc. 6,155
42 ArcBest Corporation 2,956
88 ASGN, Inc.
a
7,942
53 Avis Budget Group, Inc.
a
7,795
314 Builders FirstSource, Inc.
a
16,862
211 C.H. Robinson Worldwide, Inc. 21,389
1,404 Carrier Global Corporation 50,067
880 Caterpillar, Inc. 157,309
350 Copart, Inc.
a
38,031
3,600 CSX Corporation 104,616
235 Cummins, Inc. 45,480
478 Deere & Company 143,147
261 Delta Air Lines, Inc.
a
7,561
67 Deluxe Corporation 1,452
236 Dover Corporation 28,632
654 Eaton Corporation plc 82,397

ESG Index Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (89.2%) Value
Industrials (8.2%) - continued
89 EMCOR Group, Inc. $ 9,163
279 Expeditors International of
Washington, Inc. 27,191
86 Exponent, Inc. 7,866
943 Fastenal Company 47,075
214 Flowserve Corporation 6,127
560 Fortive Corporation 30,453
223 Fortune Brands Home and
Security, Inc. 13,353
277 Graco, Inc. 16,457
76 Granite Construction, Inc. 2,215
30 Heidrick & Struggles International,
Inc. 971
70 HNI Corporation 2,428
32 ICF International, Inc. 3,040
126 IDEX Corporation 22,885
514 Illinois Tool Works, Inc. 93,676
95 Interface, Inc. 1,191
1,156 Johnson Controls International plc 55,349
52 Kelly Services, Inc. 1,031
258 Knight-Swift Transportation
Holdings, Inc. 11,943
55 Lennox International, Inc. 11,362
94 Lincoln Electric Holdings, Inc. 11,596
841 Linde plc 241,813
89 ManpowerGroup, Inc. 6,800
394 Masco Corporation 19,936
114 Meritor, Inc.
a
4,142
87 Middleby Corporation
a
10,906
394 Norfolk Southern Corporation 89,552
164 Owens Corning, Inc. 12,187
570 PACCAR, Inc. 46,934
211 Parker-Hannifin Corporation 51,917
273 Pentair plc 12,495
234 Quanta Services, Inc. 29,330
50 Resources Connection, Inc. 1,019
184 Robert Half International, Inc. 13,780
191 Rockwell Automation, Inc. 38,068
173 Roper Industries, Inc. 68,274
88 Ryder System, Inc. 6,253
257 Sensata Technologies Holding plc 10,617
89 Snap-On, Inc. 17,536
244 Southwest Airlines Company
a
8,813
173 Spirit Aerosystems Holdings, Inc. 5,069
267 Stanley Black & Decker, Inc. 27,998
126 Steelcase, Inc. 1,352
29 Tennant Company 1,718
88 Tetra Tech, Inc. 12,016
113 Timken Company 5,995
383 Trane Technologies plc 49,740
314 TransUnion 25,117
55 TrueBlue, Inc.
a
985
1,045 Union Pacific Corporation 222,878
1,202 United Parcel Service, Inc. 219,413
119 United Rentals, Inc.
a
28,906
76 W.W. Grainger, Inc. 34,537
291 Wabtec Corporation 23,885
296 Xylem, Inc. 23,141
Total 2,645,782
Information Technology (28.3%)
1,037 Accenture plc 287,923
774 Adobe, Inc.
a
283,330
2,683 Advanced Micro Devices, Inc.
a
205,169
263 Akamai Technologies, Inc.
a
24,020
Shares Common Stock (89.2%) Value
Information Technology (28.3%) - continued
859 Analog Devices, Inc. $ 125,491
144 ANSYS, Inc.
a
34,458
1,450 Applied Materials, Inc. 131,921
361 Autodesk, Inc.
a
62,077
689 Automatic Data Processing, Inc. 144,718
257 Black Knight, Inc.
a
16,805
455 Cadence Design Systems, Inc.
a
68,264
6,819 Cisco Systems, Inc. 290,762
206 Citrix Systems, Inc. 20,017
288 Cognex Corporation 12,246
862 Cognizant Technology Solutions
Corporation 58,176
334 CommScope Holding Company,
Inc.
a
2,044
1,319 Corning, Inc. 41,562
121 Coupa Software, Inc.
a
6,909
477 Dell Technologies, Inc. 22,042
100 F5, Inc.
a
15,304
43 Fair Isaac Corporation
a
17,239
1,000 Fidelity National Information
Services, Inc. 91,670
772 Flex, Ltd.
a
11,171
1,120 Fortinet, Inc.
a
63,370
129 Guidewire Software, Inc.
a
9,158
2,130 Hewlett Packard Enterprise
Company 28,244
1,729 HP, Inc. 56,677
74 HubSpot, Inc.
a
22,248
6,684 Intel Corporation 250,048
1,476 International Business Machines
Corporation 208,396
442 Intuit, Inc. 170,364
73 Itron, Inc.
a
3,608
300 Keysight Technologies, Inc.
a
41,355
229 Lam Research Corporation 97,588
1,433 Mastercard, Inc. 452,083
911 Microchip Technology, Inc. 52,911
11,690 Microsoft Corporation 3,002,343
277 Motorola Solutions, Inc. 58,059
955 NortonLifeLock, Inc. 20,972
4,104 NVIDIA Corporation 622,125
431 NXP Semiconductors NV 63,801
242 Okta, Inc.
a
21,877
710 ON Semiconductor Corporation
a
35,720
2,630 Oracle Corporation 183,758
83 Paycom Software, Inc.
a
23,250
1,817 PayPal Holdings, Inc.
a
126,899
63 Plantronics, Inc.
a
2,500
183 PTC, Inc.
a
19,460
1,617 Salesforce, Inc.
a
266,870
341 Seagate Technology Holdings plc 24,361
328 ServiceNow, Inc.
a
155,971
272 Skyworks Solutions, Inc. 25,198
261 Splunk, Inc.
a
23,088
250 Synopsys, Inc.
a
75,925
534 TE Connectivity, Ltd. 60,422
181 Teradata Corporation
a
6,699
1,516 Texas Instruments, Inc. 232,933
411 Trimble, Inc.
a
23,932
2,722 Visa, Inc. 535,935
344 VMware, Inc. 39,209
646 Western Union Company 10,640
322 Workday, Inc.
a
44,945
192 Xerox Holdings Corporation 2,851
88 Zebra Technologies Corporation
a
25,868

ESG Index Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (89.2%) Value
Information Technology (28.3%) - continued
200 Zendesk, Inc.
a
$ 14,814
Total 9,179,793
Materials (1.8%)
363 Air Products and Chemicals, Inc. 87,294
192 Albemarle Corporation 40,124
136 Avery Dennison Corporation 22,014
369 Axalta Coating Systems, Ltd.
a
8,159
532 Ball Corporation 36,586
56 Compass Minerals International,
Inc. 1,982
423 Ecolab, Inc. 65,041
87 H.B. Fuller Company 5,238
418 International Flavors & Fragrances,
Inc. 49,792
56 Minerals Technologies, Inc. 3,435
609 Mosaic Company 28,763
1,309 Newmont Corporation 78,108
387 PPG Industries, Inc. 44,250
38 Schnitzer Steel Industries, Inc. 1,248
245 Sealed Air Corporation 14,141
406 Sherwin-Williams Company 90,907
164 Sonoco Products Company 9,355
Total 586,437
Real Estate (3.2%)
747 American Tower Corporation 190,926
188 Anywhere Real Estate, Inc.
a
1,848
229 AvalonBay Communities, Inc. 44,483
243 Boston Properties, Inc. 21,622
552 CBRE Group, Inc.
a
40,633
183 Corporate Office Properties Trust 4,793
467 Digital Realty Trust, Inc. 60,631
628 Duke Realty Corporation 34,509
149 Equinix, Inc. 97,896
583 Equity Residential 42,104
115 Federal Realty Investment Trust 11,010
886 Healthpeak Properties, Inc. 22,956
1,160 Host Hotels & Resorts, Inc. 18,189
475 Iron Mountain, Inc. 23,128
82 Jones Lang LaSalle, Inc.
a
14,338
340 Macerich Company 2,961
110 PotlatchDeltic Corporation 4,861
1,214 Prologis, Inc. 142,827
179 SBA Communications Corporation 57,289
539 Simon Property Group, Inc. 51,162
522 UDR, Inc. 24,033
655 Ventas, Inc. 33,687
734 Welltower, Inc. 60,445
1,228 Weyerhaeuser Company 40,671
Total 1,047,002
Utilities (0.9%)
297 American Water Works Company,
Inc. 44,185
222 Atmos Energy Corporation 24,886
117 Avista Corporation 5,091
580 Consolidated Edison, Inc. 55,158
394 Essential Utilities, Inc. 18,065
564 Eversource Energy 47,641
328 MDU Resources Group, Inc. 8,853
157 New Jersey Resources
Corporation 6,991
72 Ormat Technologies, Inc. 5,641
Shares Common Stock (89.2%) Value
Utilities (0.9%) - continued
518 Sempra Energy $ 77,840
345 UGI Corporation 13,320
Total 307,671
Total Common Stock
(cost $31,165,494) 28,936,626
Shares
Registered Investment
Companies ( 10.6% ) Value
Unaffiliated  (10.6%)
47,812 iShares MSCI KLD 400 Social ETF 3,437,683
Total 3,437,683
Total Registered Investment
Companies (cost $3,731,718) 3,437,683
Total Investments (cost
$34,897,212) 99.8% $32,374,309
Other Assets and Liabilities, Net
0.2% 65,859
Total Net Assets 100.0% $32,440,168
a Non-income producing security.
Definitions:
ETF - Exchange Traded Fund
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 955,929
Gross unrealized depreciation (3,486,295)
Net unrealized appreciation (depreciation) $ (2,530,366)
Cost for federal income tax purposes $ 34,904,675

ESG Index Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2022, in valuing ESG Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 2,933,416 2,933,416 – –
Consumer Discretionary 3,203,778 3,203,778 – –
Consumer Staples 2,441,608 2,441,608 – –
Energy 473,584 473,584 – –
Financials 2,748,715 2,748,715 – –
Health Care 3,368,840 3,368,840 – –
Industrials 2,645,782 2,645,782 – –
Information Technology 9,179,793 9,179,793 – –
Materials 586,437 586,437 – –
Real Estate 1,047,002 1,047,002 – –
Utilities 307,671 307,671 – –
Registered Investment Companies
Unaffiliated 3,437,683 3,437,683 – –
Total Investments at Value $32,374,309 $32,374,309 $– $–
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in ESG Index Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
6/30/2022
Shares Held at
6/30/2022
% of Net
Assets
6/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% $127 $5,236 $5,363 $– – –
Total Affiliated Short-Term Investments 127 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 2 183 185 – – –
Total Collateral Held for Securities Loaned 2 – –
Total Value $129 $–
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 6/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% $– $– $ – $0
Total Income/Non Income Cash from Affiliated
Investments $0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $ –

Global Stock Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 79.2% ) Value
Communications Services (5.0%)
9,568 Alphabet, Inc., Class C
a
$ 20,929,522
3,961 AMC Networks, Inc.
a,b
115,344
435,451 Auto Trader Group plc
c
2,949,116
47,565 BCE, Inc. 2,337,972
916 Cars.com, Inc.
a
8,638
51,115 Carsales.com, Ltd. 649,666
12,287 Carsales.com, Ltd., Rights
a,d
5,627
104,578 Comcast Corporation 4,103,641
314 CTS Eventim AG & Company
KGAA
a
16,563
5,200 Fox Corporation, Class A 167,232
922 Hemisphere Media Group, Inc.
a
7,035
46,991 Informa plc
a
303,591
8,758 Ipsos SA 417,763
18,300 KDDI Corporation 577,079
6,862 Liberty Global plc, Class A
a
144,445
1,032 Liberty Latin America, Ltd.
a
8,050
24,193 Live Nation Entertainment, Inc.
a
1,997,858
13,200 M3, Inc. 379,962
9,254 Match Group, Inc.
a
644,911
113,937 Mediaset Espana Comunicacion
SA
a
469,629
5,895 Meta Platforms, Inc.
a
950,569
36,617 News Corporation, Class A 570,493
684 News Corporation, Class B 10,869
2,323 Nexstar Broadcasting Group, Inc. 378,370
27,496 Nine Entertainment Company
Holdings, Ltd. 34,778
6,100 Nintendo Company, Ltd. 2,623,344
15,500 Nippon Telegraph and Telephone
Corporation 445,364
6,897 Omnicom Group, Inc. 438,718
69,000 PCCW, Ltd. 36,478
11,459 ProSiebenSat.1 Media AG 106,582
8,904 REA Group, Ltd. 687,573
2,813 Rightmove plc 19,494
10,706 Rogers Communications, Inc. 513,010
3,039 Scout24 SE
c
156,556
17,919 SES SA 156,847
44,800 SoftBank Corporation 497,394
43,200 SoftBank Group Corporation 1,674,367
2,393 Spark New Zealand, Ltd. 7,162
1,351 Stroeer SE 61,027
478,322 Telefonica SA 2,442,100
6,636 Telenet Group Holding NV 137,891
3,707 Telephone & Data Systems, Inc. 58,534
46,800 TV Asahi Holdings Corporation 510,055
96,470 Twitter, Inc.
a
3,607,013
452 United States Cellular Corporation
a
13,090
13,523 Upwork, Inc.
a
279,656
107,434 Verizon Communications, Inc. 5,452,275
129,975 Warner Bros. Discovery, Inc.
a
1,744,264
279,700 Z Holdings Corporation 813,388
6,766 Zillow Group, Inc.
a
215,226
21,798 ZoomInfo Technologies, Inc.
a
724,565
Total 61,600,696
Consumer Discretionary (8.8%)
1,331 Aaron's Company, Inc. 19,366
663 Adient plc
a
19,645
950 Adtalem Global Education, Inc.
a
34,171
146,637 Amazon.com, Inc.
a
15,574,316
856 American Axle & Manufacturing
Holdings, Inc.
a
6,446
110 America's Car-Mart, Inc.
a
11,066
Shares Common Stock (79.2%) Value
Consumer Discretionary (8.8%) - continued
47,440 Aptiv plc
a
$ 4,225,481
14,036 ARB Corporation, Ltd. 274,205
136,297 Aristocrat Leisure, Ltd. 3,241,966
1,170 AutoZone, Inc.
a
2,514,470
265,015 B&M European Value Retail SA 1,186,016
4,536 Bally's Corporation
a
89,722
13,200 BANDAI NAMCO Holdings, Inc. 931,827
40,622 Barratt Developments plc 227,226
16,608 Bayerische Motoren Werke AG 1,287,468
12,102 Beazer Homes USA, Inc.
a
146,071
5,323 Bellway plc 139,954
2,207 Berkeley Group Holdings plc 100,340
1,036 Brunswick Corporation 67,734
1,511 Buckle, Inc. 41,840
17,773 Bunzl plc 590,255
3,844 Burlington Stores, Inc.
a
523,668
8,556 Caesars Entertainment, Inc.
a
327,695
5,938 Cheesecake Factory, Inc. 156,882
3,324 Chico's FAS, Inc.
a
16,520
2,799 Chipotle Mexican Grill, Inc.
a
3,659,021
14,500 Chiyoda Company, Ltd. 82,821
3,250 Choice Hotels International, Inc. 362,797
442 Chuy's Holdings, Inc.
a
8,805
9,324 Cie Generale des Etablissements
Michelin 254,649
386 Columbia Sportswear Company 27,630
8,323 Compagnie Financiere Richemont
SA 895,248
12,221 Compass Group plc 250,914
4,008 Container Store Group, Inc.
a
24,970
15,683 Cooper-Standard Holdings, Inc.
a
78,258
1,239 Cracker Barrel Old Country Store,
Inc. 103,444
3,941 Culp, Inc. 16,946
37,266 D.R. Horton, Inc. 2,466,637
1,201 Dave & Buster's Entertainment,
Inc.
a
39,369
5,145 Designer Brands, Inc. 67,194
20,115 Dollarama, Inc. 1,158,269
1,067 Domino's Pizza Enterprises, Ltd. 50,155
1,255 Dorman Products, Inc.
a
137,686
33,650 Duluth Holdings, Inc.
a
321,021
5,603 Emerald Holding, Inc.
a
22,804
61,784 Everi Holdings, Inc.
a
1,007,697
8,528 Ferrari NV 1,569,480
8,148 Five Below, Inc.
a
924,228
2,034 Foot Locker, Inc. 51,358
128,649 Ford Motor Company 1,431,863
8,552 Freshpet, Inc.
a
443,763
22,000 Galaxy Entertainment Group, Ltd. 131,793
10,263 Gap, Inc. 84,567
543 Garmin, Ltd. 53,350
12,782 Gentex Corporation 357,513
1,602 G-III Apparel Group, Ltd.
a
32,408
12,751 Goodyear Tire & Rubber
Company
a
136,563
1,915 Grand Canyon Education, Inc.
a
180,374
478 Group 1 Automotive, Inc. 81,164
5,347 GUD Holdings, Ltd. 29,482
10,917 Hanesbrands, Inc. 112,336
77,212 Harvey Norman Holdings, Ltd. 197,980
672 Hermes International 756,291
80,600 Honda Motor Company, Ltd. 1,943,355
28,428 Howden Joinery Group plc 209,556
10,564 IDP Education, Ltd. 172,987

Global Stock Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (79.2%) Value
Consumer Discretionary (8.8%) - continued
14,800 Iida Group Holdings Company,
Ltd. $ 227,215
18,656 Industria de Diseno Textil SA 423,968
41,590 InterContinental Hotels Group plc 2,210,426
2,300 Izumi Company, Ltd. 51,884
35,706 JB Hi-Fi, Ltd. 949,647
5,000 KOMEDA Holdings Company, Ltd. 84,838
6,634 Lear Corporation 835,154
3,555 Lithia Motors, Inc. 976,950
492,635 Lottery Corporation, Ltd.
a
1,536,987
29,923 Lowe's Companies, Inc. 5,226,650
3,452 LVMH Moet Hennessy Louis
Vuitton SE 2,115,664
5,225 M.D.C. Holdings, Inc. 168,820
45,683 Macy's, Inc. 836,913
15,101 Magnite, Inc.
a
134,097
32 Marriott Vacations Worldwide
Corporation 3,718
14,700 McDonald's Holdings Company
(Japan), Ltd. 535,460
8,945 Modine Manufacturing Company
a
94,191
6,244 Mohawk Industries, Inc.
a
774,818
106,551 Moneysupermarket.com Group plc 225,565
11,175 Newell Brands, Inc. 212,772
1,748 Next plc 124,878
4,800 NHK Spring Company, Ltd. 31,503
32,353 NIKE, Inc. 3,306,477
9,000 Nitori Holdings Company, Ltd. 856,466
13,458 Nordstrom, Inc.
b
284,368
155 NVR, Inc.
a
620,642
12,600 Oriental Land Company, Ltd. 1,759,614
3,700 Pan Pacific International Holdings
Company 58,990
5,538 Papa John's International, Inc. 462,534
11,973 Penn National Gaming, Inc.
a
364,219
6,217 Perdoceo Education Corporation
a
73,236
29,451 Pirelli & C. SPA
c
119,867
10,408 Planet Fitness, Inc.
a
707,848
10,000 PLENUS Company, Ltd. 147,182
44,887 Porsche Automobil Holding SE 2,985,492
10,607 Premier Investments, Ltd. 141,296
10,323 PVH Corporation 587,379
41,742 Qurate Retail, Inc. 119,800
570 RCI Hospitality Holdings, Inc. 27,565
7,478 Redrow plc 44,646
10,310 Ross Stores, Inc. 724,071
1,825 Ruth's Hospitality Group, Inc. 29,674
21,500 Sangetsu Company, Ltd. 246,955
9,823 Six Flags Entertainment
Corporation
a
213,159
10,393 Skyline Champion Corporation
a
492,836
41,600 Sony Group Corporation 3,392,762
34,851 Sony Group Corporation ADR 2,849,766
4,062 Sportsman's Warehouse Holdings,
Inc.
a
38,955
583 Standard Motor Products, Inc. 26,229
12,545 Stellantis NV 155,744
1,406 Strategic Education, Inc. 99,235
440,641 Tabcorp Holdings, Ltd. 325,258
4,000 Takara Standard Company, Ltd. 36,817
9,686 Tapestry, Inc. 295,617
20,625 Taylor Morrison Home Corporation
a
481,800
118,448 Taylor Wimpey plc 168,722
14,061 Tesla, Inc.
a
9,468,959
1,288 Thor Industries, Inc. 96,252
Shares Common Stock (79.2%) Value
Consumer Discretionary (8.8%) - continued
27,077 ThredUp, Inc.
a
$ 67,692
3,900 Tokyotokeiba Company, Ltd. 113,018
10,265 Toll Brothers, Inc. 457,819
768 TopBuild Corporation
a
128,379
208,800 Toyota Motor Corporation 3,221,639
1,370 Travel + Leisure Company 53,183
1,062 TripAdvisor, Inc.
a
18,904
1,730 Ulta Beauty, Inc.
a
666,880
1,876 Urban Outfitters, Inc.
a
35,006
5,240 Vail Resorts, Inc. 1,142,582
654 Visteon Corporation
a
67,741
750 Volkswagen AG 137,164
1,134 Whitbread plc 34,388
200 Williams-Sonoma, Inc. 22,190
4,172 Wingstop, Inc. 311,940
2,846 Wolverine World Wide, Inc. 57,375
9,550 Wyndham Hotels & Resorts, Inc. 627,626
10,711 Xometry, Inc.
a,b
363,424
9,300 ZOZO, Inc. 168,262
1,158 Zumiez, Inc.
a
30,108
Total 109,008,966
Consumer Staples (4.6%)
4,546 Alimentation Couche-Tard, Inc. 177,327
11,700 Arcs Company, Ltd. 172,731
17,800 Asahi Group Holdings, Ltd. 585,360
37,233 BJ's Wholesale Club Holdings,
Inc.
a
2,320,361
71,144 British American Tobacco plc 3,049,537
1,259 Carlsberg AS 160,904
7,900 Casey's General Stores, Inc. 1,461,342
5,105 Celsius Holdings, Inc.
a
333,152
64,196 Coles Group, Ltd. 790,019
66 Constellation Brands, Inc. 15,382
8,484 Darling Ingredients, Inc.
a
507,343
97,711 Diageo plc 4,220,405
30,832 e.l.f. Beauty, Inc.
a
945,926
21,277 ForFarmers BV 59,269
13,197 GrainCorp, Ltd. 86,898
10,828 Greggs plc 239,772
7,773 Hain Celestial Group, Inc.
a
184,531
1,249 Hershey Company 268,735
75,658 Imperial Brands plc 1,693,811
3,364 Ingredion, Inc. 296,570
52,400 Japan Tobacco, Inc. 908,028
305 John B. Sanfilippo & Son, Inc. 22,109
2,600 Kao Corporation 105,429
68,827 Lamb Weston Holdings, Inc. 4,918,377
64 Lindt & Spruengli AG 651,651
1,340 L'Oreal SA 465,257
99 Medifast, Inc. 17,870
140,554 Metcash, Ltd. 411,998
5,200 Ministop Company, Ltd. 56,113
8,753 Mowi ASA 200,161
71,657 Nestle SA 8,374,751
2,517 Performance Food Group
Company
a
115,732
63,212 Philip Morris International, Inc. 6,241,553
369 PriceSmart, Inc. 26,431
5,929 Royal Unibrew AS 527,668
1,463 SalMar ASA 103,575
370 Seneca Foods Corporation
a
20,550
13,300 Seven & I Holdings Company, Ltd. 516,045
6,653 Shufersal, Ltd. 43,821
31,868 Sonae SGPS SA 39,103

Global Stock Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (79.2%) Value
Consumer Staples (4.6%) - continued
9,480 Sprouts Farmers Markets, Inc.
a
$ 240,034
32,827 Svenska Cellulosa AB SCA 493,228
32,315 Sysco Corporation 2,737,404
69,945 Tesco plc 217,991
16,176 Turning Point Brands, Inc. 438,855
25,159 Unilever plc 1,142,736
2,902 US Foods Holding Corporation
a
89,033
1,730 Utz Brands, Inc. 23,909
81,556 Walmart, Inc. 9,915,578
Total 56,634,365
Energy (4.7%)
7,258 Antero Midstream Corporation 65,685
17,829 Antero Resources Corporation
a
546,459
1,961 APA Corporation 68,439
7,823 Archrock, Inc. 64,696
535,300 BP plc 2,513,499
82,790 BP plc ADR 2,347,097
1,339 California Resources Corporation 51,552
171 Callon Petroleum Company
a
6,703
4,451 ChampionX Corporation 88,352
131 Civitas Resources, Inc. 6,850
48,723 ConocoPhillips 4,375,813
60,830 Devon Energy Corporation 3,352,341
2,381 DT Midstream, Inc. 116,717
6,067 Enbridge, Inc. 256,217
171,400 Eneos Holdings, Inc. 644,943
146,206 Enterprise Products Partners, LP 3,563,040
2,011 EQT Corporation 69,178
68,167 Equinor ASA 2,375,306
142,012 Galp Energia SGPS SA 1,661,688
49 Gulfport Energy Corporation
a
3,896
62,752 Halliburton Company 1,967,903
7,894 HF Sinclair Corporation 356,493
75,525 Italgas SPA 440,716
2,049 Kimbell Royalty Partners, LP 32,128
15,206 Liberty Energy, Inc.
a
194,029
18,480 Marathon Oil Corporation 415,430
28,196 Marathon Petroleum Corporation 2,317,993
10,238 Matador Resources Company 476,988
2,065 Newpark Resources, Inc.
a
6,381
2,739 NexTier Oilfield Solutions, Inc.
a
26,048
7,570 Nine Energy Service, Inc.
a,b
20,061
22,114 NOV, Inc. 373,948
2,544 Oceaneering International, Inc.
a
27,170
25,961 OMV AG 1,220,971
5,865 PBF Energy, Inc.
a
170,202
40,717 Pembina Pipeline Corporation 1,439,266
16,726 Pioneer Natural Resources
Company 3,731,236
3,642 Plains GP Holdings, LP 37,585
26,613 ProPetro Holding Corporation
a
266,130
6,486 Ring Energy, Inc.
a,b
17,253
2,286 RPC, Inc.
a
15,796
836 Select Energy Services, Inc.
a
5,702
298,379 Shell plc 7,770,621
1,273 Sitio Royalties Corporation 29,508
6,463 SM Energy Company 220,970
1,177 Solaris Oilfield Infrastructure, Inc. 12,806
46,683 Suncor Energy, Inc. 1,637,822
24,735 Talos Energy, Inc.
a
382,650
1,428 Targa Resources Corporation 85,209
133,895 TC Energy Corporation 6,936,077
130,858 TechnipFMC plc
a
880,674
87,180 TotalEnergies SE 4,588,910
Shares Common Stock (79.2%) Value
Energy (4.7%) - continued
1,779 VAALCO Energy, Inc.
b
$ 12,346
3,591 World Fuel Services Corporation 73,472
Total 58,368,965
Financials (12.6%)
12,510 AB Industrivarden, Class A 282,813
59,991 AB Industrivarden, Class C 1,341,057
240 Ackermans and van Haaren NV 35,906
22,664 Air Lease Corporation 757,657
9,039 Allianz SE 1,732,877
14,543 Ally Financial, Inc. 487,336
3,403 American Equity Investment Life
Holding Company 124,448
27,637 American Express Company 3,831,041
4,861 American Financial Group, Inc. 674,755
7,010 Ameris Bancorp 281,662
19,229 Annaly Capital Management, Inc. 113,643
2,400 Arch Capital Group, Ltd.
a
109,176
1,845 Argo Group International Holdings,
Ltd. 68,007
9,464 ARMOUR Residential REIT, Inc. 66,627
4,890 Arthur J. Gallagher & Company 797,266
3,546 ASR Nederland NV 142,965
16,907 ASX, Ltd. 955,662
28,522 Azimut Holding SPA 496,455
13,716 Baloise Holding AG 2,245,218
583,571 Banco Santander SA 1,651,172
232,063 Bank Hapoalim, Ltd. 1,948,686
358,267 Bank Leumi Le-Israel BM 3,205,065
165,619 Bank of America Corporation 5,155,719
4,872 Bank of Montreal 468,502
3,915 BankFinancial Corporation 36,762
474 Banner Corporation 26,643
859,428 Barclays plc 1,607,094
262 BCB Bancorp, Inc. 4,462
17,212 Brighthouse Financial, Inc.
a
706,036
1,491 Brown & Brown, Inc. 86,985
691 Byline Bancorp, Inc. 16,446
135,562 CaixaBank SA 474,747
117,501 Canadian Imperial Bank of
Commerce 5,706,174
25,806 Canadian Western Bank 521,854
18,444 Capital One Financial Corporation 1,921,680
21,209 Central Pacific Financial
Corporation 454,933
117,982 Charles Schwab Corporation 7,454,103
3,200 Chimera Investment Corporation 28,224
23,590 Chubb, Ltd. 4,637,322
29,475 CI Financial Corporation 313,023
3,953 Cincinnati Financial Corporation 470,328
5,992 CNO Financial Group, Inc. 108,395
33,881 Comerica, Inc. 2,486,188
5,745 Commonwealth Bank of Australia 358,928
7,981 Community Trust Bancorp, Inc. 322,752
682 ConnectOne Bancorp, Inc. 16,675
17,403 Customers Bancorp, Inc.
a
589,962
194,700 DBS Group Holdings, Ltd. 4,166,076
125,810 Deutsche Bank AG 1,105,586
17,679 Deutsche Boerse AG 2,968,790
29,960 Deutsche Pfandbriefbank AG
c
270,628
552 Dime Community Bancshares, Inc. 16,367
17,546 Discover Financial Services 1,659,501
211,945 DNB Bank ASA 3,836,960
550 Eagle Bancorp, Inc. 26,075
8,371 East West Bancorp, Inc. 542,441

Global Stock Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (79.2%) Value
Financials (12.6%) - continued
442 Employers Holdings, Inc. $ 18,515
6,807 Enova International, Inc.
a
196,178
931 Enterprise Financial Services
Corporation 38,636
90,685 Equitable Holdings, Inc. 2,364,158
372 Equity Bancshares, Inc. 10,847
1,309 Essent Group, Ltd. 50,920
20,962 Euronext NV
c
1,719,160
20,943 F.N.B. Corporation 227,441
6,987 Financial Institutions, Inc. 181,802
231 First Busey Corporation 5,278
6,646 First Financial Corporation 295,747
580 First of Long Island Corporation 10,167
6,311 Flushing Financial Corporation 134,172
25,447 Fulton Financial Corporation 367,709
3,412 Global Life, Inc. 332,568
4,760 Great Southern Bancorp, Inc. 278,746
22,110 Groupe Bruxelles Lambert SA 1,853,477
10,536 Hamilton Lane, Inc. 707,808
11,440 Hancock Whitney Corporation 507,135
23,823 Hanmi Financial Corporation 534,588
5,014 Hanover Insurance Group, Inc. 733,297
3,724 Harel Insurance Investments &
Financial Services, Ltd. 36,475
7,052 Heartland Financial USA, Inc. 292,940
303 Helvetia Holding AG 35,585
10,951 Home Capital Group, Inc. 207,245
4,208 HomeStreet, Inc. 145,891
3,484 Hometrust Bancshares, Inc. 87,100
68,696 Hope Bancorp, Inc. 950,753
4,551 Horizon Bancorp, Inc. 79,278
569,769 HSBC Holdings plc 3,722,030
161,282 Humm Group, Ltd.
b
45,650
14,746 Independent Bank Corporation 284,303
5,738 Invesco Mortgage Capital, Inc. 84,234
28,810 Invesco, Ltd. 464,705
26,826 Investor AB, Class B 442,408
43,439 J.P. Morgan Chase & Company 4,891,666
76,300 Japan Post Holdings Company,
Ltd. 545,921
7,840 Kinsale Capital Group, Inc. 1,800,378
2,067 L E Lundbergforetagen AB 84,286
2,949 Lakeland Bancorp, Inc. 43,114
65,197 Laurentian Bank of Canada 1,959,152
2,453 Lincoln National Corporation 114,727
18,378 M&T Bank Corporation 2,929,269
81,171 Man Group plc 247,793
57,726 Manulife Financial Corporation 1,000,967
10,748 Marsh & McLennan Companies,
Inc. 1,668,627
45,969 Mediobanca SPA 398,674
1,954 Mercantile Bank Corporation 62,430
32 Merchants Bancorp 725
348 Meta Financial Group, Inc. 13,457
6,077 MFA Financial, Inc. 65,328
13,967 Midland States Bancorp, Inc. 335,767
5,748 MidWestOne Financial Group, Inc. 170,831
328,800 Mitsubishi HC Capital, Inc. 1,517,535
55,052 Mizrahi Tefahot Bank, Ltd. 1,832,712
55,165 Morgan Stanley 4,195,850
2,153 MSCI, Inc. 887,359
6,136 National Bank of Canada 402,663
71,959 Natwest Group plc 191,538
114,102 New York Community Bancorp,
Inc. 1,041,751
Shares Common Stock (79.2%) Value
Financials (12.6%) - continued
9,254 NMI Holdings, Inc.
a
$ 154,079
4,439 Northern Trust Corporation 428,275
1,126 Northfield Bancorp, Inc. 14,672
12,409 OceanFirst Financial Corporation 237,384
2,455 OFG Bancorp 62,357
5,429 Old Republic International
Corporation 121,392
12,062 OneMain Holdings, Inc. 450,878
60,300 ORIX Corporation 1,010,619
25,636 PacWest Bancorp 683,456
13,422 Paragon Banking Group plc 80,100
230 PCB Bancorp 4,296
2,963 Plus500, Ltd. 60,385
16,823 Popular, Inc. 1,294,193
1 Primerica, Inc. 120
1,005 QCR Holdings, Inc. 54,260
33,155 Radian Group, Inc. 651,496
51,237 Raymond James Financial, Inc. 4,581,100
229 Reinsurance Group of America,
Inc. 26,859
2,709 RenaissanceRe Holdings, Ltd. 423,606
165,900 Resona Holdings, Inc. 620,551
3,067 Royal Bank of Canada 296,979
13,645 S&P Global, Inc. 4,599,184
609 S&T Bancorp, Inc. 16,705
14,695 Sampo Oyj 642,191
7,771 Seacoast Banking Corporation of
Florida 256,754
6,821 SEI Investments Company 368,470
3,977 Signature Bank 712,718
1,922 SiriusPoint, Ltd.
a
10,417
123,449 Standard Chartered plc 931,966
35,501 State Street Corporation 2,188,637
73,100 Sumitomo Mitsui Financial Group,
Inc. 2,172,905
47,800 Sumitomo Mitsui Trust Holdings,
Inc. 1,477,305
19,093 Sun Life Financial, Inc. 874,849
5,311 Svolder AB 27,169
3,615 Swiss Life Holding AG 1,764,726
4,454 Synchrony Financial 123,019
1,446 Territorial Bancorp, Inc. 30,149
8,359 Texas Capital Bancshares, Inc.
a
440,018
1,947 Topdanmark AS 101,334
5,886 Toronto-Dominion Bank 385,983
4,674 TPG RE Finance Trust, Inc. 42,113
8,215 Tradeweb Markets, Inc. 560,674
67,795 Truist Financial Corporation 3,215,517
7,664 TrustCo Bank Corporation NY 236,358
13,223 Two Harbors Investment
Corporation 65,851
4,909 UBS Group AG 79,362
25,848 Umpqua Holdings Corporation 433,471
359 Univest Financial Corporation 9,133
37,954 Unum Group 1,291,195
7,009 Virtu Financial, Inc. 164,081
549 Vontobel Holding AG 38,575
117,869 Wells Fargo & Company 4,616,929
17,413 Western Alliance Bancorp 1,229,358
8,446 Western Asset Mortgage Capital
Corporation 10,220
6,434 Zurich Insurance Group AG 2,805,696
Total 156,945,410

Global Stock Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (79.2%) Value
Health Care (12.0%)
12,769 AbbVie, Inc. $ 1,955,700
3,208 Accolade, Inc.
a
23,739
1,991 AdaptHealth Corporation
a
35,918
8,818 Adaptive Biotechnologies
Corporation
a
71,338
31,359 Agilon Health, Inc.
a,b
684,567
6,050 Agios Pharmaceuticals, Inc.
a
134,129
1,948 Aldeyra Therapeutics, Inc.
a
7,773
4,160 ALK-Abello AS
a
72,471
2,057 Allogene Therapeutics, Inc.
a
23,450
852 Amedisys, Inc.
a
89,562
3,453 AmerisourceBergen Corporation 488,530
10,548 Amgen, Inc. 2,566,328
2,430 Amneal Pharmaceuticals, Inc.
a
7,727
718 Anika Therapeutics, Inc.
a
16,026
3,188 Argenx SE ADR
a
1,207,869
5,540 Ascendis Pharma AS ADR
a,b
514,998
128,500 Astellas Pharma, Inc. 2,004,819
17,864 AstraZeneca plc 2,356,652
49,887 AstraZeneca plc ADR 3,296,034
3,489 Atara Biotherapeutics, Inc.
a
27,179
29,365 Avacta Group plc
a,b
38,784
10,214 Avanos Medical, Inc.
a
279,251
28,374 Avantor, Inc.
a
882,431
14,888 Axonics, Inc.
a
843,703
40,603 Baxter International, Inc. 2,607,931
100,191 Bayer AG 5,983,071
10,557 Biogen, Inc.
a
2,152,995
8,019 BioLife Solutions, Inc.
a
110,742
178 Bio-Rad Laboratories, Inc.
a
88,110
2,377 Bio-Techne Corporation 823,963
1,315 Cardiovascular Systems, Inc.
a
18,883
39,282 Centene Corporation
a
3,323,650
2,920 Charles River Laboratories
International, Inc.
a
624,792
851 Chemed Corporation 399,451
37,600 Chugai Pharmaceutical Company,
Ltd. 961,827
14,701 Cigna Holding Company 3,874,008
212 Comet Holding AG 33,426
3,918 Community Health Systems, Inc.
a
14,693
2,123 Cooper Companies, Inc. 664,754
32,777 CSL, Ltd. 6,085,866
23,524 CVS Health Corporation 2,179,734
16,300 Daiichi Sankyo Company, Ltd. 414,550
14,961 Danaher Corporation 3,792,913
9,524 Dechra Pharmaceuticals plc 401,583
7,752 Dentsply Sirona, Inc. 276,979
2,743 DermTech, Inc.
a,b
15,196
9,876 DexCom, Inc.
a
736,058
7,103 Editas Medicine, Inc.
a
84,029
30,029 Edwards Lifesciences Corporation
a
2,855,458
3,600 Elanco Animal Health, Inc.
a
70,668
14,109 Elevance Health, Inc. 6,808,721
5,758 Encompass Health Corporation 322,736
1,426 Euroapi SASU
a
22,496
662 Exact Sciences Corporation
a
26,076
1,551 Forma Therapeutics Holdings,
Inc.
a
10,686
2,287 Galenica AG
c
175,931
27,544 Gilead Sciences, Inc. 1,702,495
66,761 GlaxoSmithKline plc ADR 2,906,106
1,616 Global Blood Therapeutics, Inc.
a
51,631
392 Guardant Health, Inc.
a
15,813
7,079 Halozyme Therapeutics, Inc.
a
311,476
Shares Common Stock (79.2%) Value
Health Care (12.0%) - continued
381 Hanger, Inc.
a
$ 5,456
14,249 HCA Healthcare, Inc. 2,394,687
2,542 HealthEquity, Inc.
a
156,053
372 HealthStream, Inc.
a
8,076
1,578 ICU Medical, Inc.
a
259,407
13,607 Immunocore Holdings plc ADR
a,b
507,677
7,201 Inari Medical, Inc.
a
489,596
10,574 Inotiv, Inc.
a,b
101,510
3,358 Inspire Medical Systems, Inc.
a
613,406
4,378 Insulet Corporation
a
954,141
626 Integer Holdings Corporation
a
44,233
1,145 Integra LifeSciences Holdings
Corporation
a
61,864
13,846 Intuitive Surgical, Inc.
a
2,779,031
25,417 Invitae Corporation
a,b
62,018
34,706 Johnson & Johnson 6,160,662
5,556 Kura Oncology, Inc.
a
101,842
2,129 Laboratorios Farmaceuticos ROVI,
SA 130,391
20,358 Laboratory Corporation of America
Holdings 4,771,101
9,125 Lantheus Holdings, Inc.
a
602,524
1,077 LNA Sante 38,035
987 Masimo Corporation
a
128,971
3,157 MEDNAX, Inc.
a
66,329
50,310 Merck & Company, Inc. 4,586,763
17,397 Merck KGaA 2,950,914
1,497 Merit Medical Systems, Inc.
a
81,242
499 Molina Healthcare, Inc.
a
139,525
190 MultiPlan Corporation
a
1,043
5,045 Natera, Inc.
a
178,795
2,389 National HealthCare Corporation 166,991
4,042 NeoGenomics, Inc.
a
32,942
133,532 Novartis AG 11,320,927
35,485 Novo Nordisk AS 3,935,372
21,560 Novo Nordisk AS ADR 2,402,431
964 Nurix Therapeutics, Inc.
a
12,214
2,210 NuVasive, Inc.
a
108,644
8,941 Omnicell, Inc.
a
1,017,039
4,400 Ono Pharmaceutical Company,
Ltd. 113,033
2,396 Orthofix Medical, Inc.
a
56,402
9,445 Premier, Inc. 336,998
34,824 Progyny, Inc.
a
1,011,637
29,212 QIAGEN NV
a
1,373,500
13,998 R1 RCM, Inc.
a
293,398
54,066 Recordati SPA 2,357,787
3,210 Regeneron Pharmaceuticals, Inc.
a
1,897,527
6,483 Repligen Corporation
a
1,052,839
5,191 Roche Holding AG, Participation
Certificates 1,735,351
669 Sage Therapeutics, Inc.
a
21,609
32,813 Sanofi 3,309,076
4,660 Sarepta Therapeutics, Inc.
a
349,314
5,400 Sawai Group Holdings Company,
Ltd. 163,779
1,021 Scholar Rock Holding Corporation
a
5,605
21,600 Shionogi & Company, Ltd. 1,102,430
2,755 Signify Health, Inc.
a
38,019
11,623 Silk Road Medical, Inc.
a
422,961
3,120 Sonova Holding AG 997,095
440 STAAR Surgical Company
a
31,209
3,227 Syneos Health, Inc.
a
231,311
66,000 Takeda Pharmaceutical Company,
Ltd. 1,853,831

Global Stock Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (79.2%) Value
Health Care (12.0%) - continued
4,376 Tecan Group AG $ 1,274,240
2,375 Teladoc Health, Inc.
a
78,874
6,697 Teleflex, Inc. 1,646,457
6,800 Terumo Corporation 205,707
6,991 Thermo Fisher Scientific, Inc. 3,798,071
33,586 Tilray Brands, Inc.
a,b
104,788
5,002 Travere Therapeutics, Inc.
a
121,198
388 U.S. Physical Therapy, Inc. 42,370
1,753 Ultragenyx Pharmaceutical, Inc.
a
104,584
2,416 Veracyte, Inc.
a
48,078
9,195 Vor BioPharma, Inc.
a,b
45,699
2,609 VYNE Therapeutics, Inc.
a
1,015
475 Waters Corporation
a
157,216
1,501 Zentalis Pharmaceuticals, Inc.
a
42,178
21,863 Zimmer Biomet Holdings, Inc. 2,296,927
25,589 Zoetis, Inc. 4,398,493
Total 149,070,933
Industrials (10.5%)
848 A.O. Smith Corporation 46,369
467 A.P. Moller - Maersk AS, Class B 1,096,328
19,799 Aalberts NV 768,856
21,541 Aalberts NV, DRIP
a,d
2
2,562 ACCO Brands Corporation 16,730
6,646 AECOM 433,452
53,451 Airbus SE 5,228,059
16,296 Alaska Air Group, Inc.
a
652,655
475 Allegion plc 46,502
11,624 Altra Industrial Motion Corporation 409,746
506 American Woodmark Corporation
a
22,775
4,987 AMETEK, Inc. 548,021
487 AMG Advanced Metallurgical
Group NV 12,516
1,256 Armstrong World Industries, Inc. 94,150
11,668 ASGN, Inc.
a
1,053,037
51,591 Assa Abloy AB 1,100,954
377,395 Aurizon Holdings, Ltd. 992,561
5,240 AZZ, Inc. 213,897
66,897 Canadian National Railway
Company 7,524,873
18,819 Canadian Pacific Railway, Ltd. 1,314,494
13,331 Carlisle Companies, Inc. 3,180,910
9,056 CBIZ, Inc.
a
361,878
13,443 Chart Industries, Inc.
a
2,250,089
19,697 CIA De Distribucion Integral 385,972
150,493 CNH Industrial NV 1,744,214
387 Columbus McKinnon Corporation 10,979
45,900 COMSYS Holdings Corporation 873,814
662 Covenant Logistics Group, Inc. 16,610
25,231 Crane Holdings, Company 2,209,226
2,964 CSW Industrials, Inc. 305,381
72,472 CSX Corporation 2,106,036
7,919 Curtiss-Wright Corporation 1,045,783
10,900 Daikin Industries, Ltd. 1,750,095
78,401 Delta Air Lines, Inc.
a
2,271,277
3,638 Deutsche Post AG 137,357
1,298 Donaldson Company, Inc. 62,486
90 Douglas Dynamics, Inc. 2,587
41,232 Driven Brands Holdings, Inc.
a
1,135,529
14,610 DSV AS 2,054,419
587 Eagle Bulk Shipping, Inc. 30,454
1,074 Eiffage SA 97,154
5,244 EMCOR Group, Inc. 539,922
31,506 Emerson Electric Company 2,505,987
3,500 EXEO Group, Inc. 54,799
Shares Common Stock (79.2%) Value
Industrials (10.5%) - continued
2,600 FANUC Corporation $ 407,522
12,657 Fastenal Company 631,837
3,764 Ferguson plc 421,653
34,890 First Advantage Corporation
a
442,056
3,552 Forrester Research, Inc.
a
169,928
7,670 Fortune Brands Home and
Security, Inc. 459,280
4,852 Forward Air Corporation 446,190
1,527 GATX Corporation 143,782
2,111 Genco Shipping & Trading, Ltd. 40,784
1,880 Generac Holdings, Inc.
a
395,890
16,068 General Dynamics Corporation 3,555,045
551 Gibraltar Industries, Inc.
a
21,351
13,717 Golden Ocean Group, Ltd. 162,204
1,092 GrafTech International, Ltd. 7,720
180,112 GWA Group, Ltd. 244,681
8,000 Hanwa Company, Ltd. 167,000
38,286 Howmet Aerospace, Inc. 1,204,095
6,125 Hubbell, Inc. 1,093,802
260 ICF International, Inc. 24,700
6,022 IDEX Corporation 1,093,776
32,400 Inaba Denki Sangyo Company,
Ltd. 635,769
3,967 Indutrade AB 72,787
12,700 ITOCHU Corporation 342,620
1,170 ITT Corporation 78,671
4,500 Jardine Matheson Holdings, Ltd. 236,520
246 JB Hunt Transport Services, Inc. 38,738
814 JetBlue Airways Corporation
a
6,813
46,548 Johnson Controls International plc 2,228,718
4,800 Kamigumi Company, Ltd. 92,791
3,150 Kennametal, Inc. 73,174
39,100 Kinden Corporation 451,286
14,310 KONE Oyj 683,952
14,225 L3Harris Technologies, Inc. 3,438,182
9,185 Landstar System, Inc. 1,335,683
63,613 Legrand SA 4,697,112
887 Lennox International, Inc. 183,245
82,268 Leonardo SPA 834,678
12,592 Lincoln Electric Holdings, Inc. 1,553,349
4,086 Lockheed Martin Corporation 1,756,817
3,530 Manitowoc Company, Inc.
a
37,171
5,769 ManpowerGroup, Inc. 440,809
1,378 Masonite International
Corporation
a
105,872
5,071 Mercury Systems, Inc.
a
326,217
10,541 Middleby Corporation
a
1,321,420
47,800 Mitsubishi Corporation 1,423,540
116,300 Mitsubishi Electric Corporation 1,250,127
14,000 Mitsuboshi Belting, Ltd. 291,963
1,600 Mitsui & Company, Ltd. 35,159
4,400 Mitsui O.S.K. Lines, Ltd. 101,220
8,842 MSC Industrial Direct Company,
Inc. 664,123
241 National Presto Industries, Inc. 15,819
2,200 Nidec Corporation 136,327
2,500 Nippon Yusen Kabushiki Kaisha 171,412
17,500 Nitto Kogyo Corporation 302,738
11,720 Norfolk Southern Corporation 2,663,839
4,617 Northrop Grumman Corporation 2,209,558
2,882 NOW, Inc.
a
28,186
2,156 Nutrien, Ltd. 171,812
1,852 Old Dominion Freight Line, Inc. 474,631
240,000 Pacific Basin Shipping, Ltd. 92,269
67,599 PageGroup plc 331,101

Global Stock Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (79.2%) Value
Industrials (10.5%) - continued
17,215 Parker-Hannifin Corporation $ 4,235,751
495 Proto Labs, Inc.
a
23,681
614 Quad/Graphics, Inc.
a
1,688
27,253 Ranpak Holdings Corporation
a
190,771
3,446 RBC Bearings, Inc.
a
637,338
9,700 Recruit Holdings Company, Ltd. 285,669
23,378 Redde Northgate plc 96,032
21,865 Regal Rexnord Corporation 2,482,115
95,082 RELX plc 2,581,606
4,349 Rexel SA 67,201
660 RHI Magnesita NV 16,004
12,446 Rush Enterprises, Inc. 599,897
6,507 Saab AB 269,080
38,126 Sacyr SA 91,906
1,569 Saia, Inc.
a
294,972
9,956 Schneider Electric SE 1,186,318
35,900 Secom Company, Ltd. 2,216,636
56,313 SEEK, Ltd. 816,872
16,958 Serco Group plc 35,967
1,522 Siemens AG 156,457
10,119 SkyWest, Inc.
a
215,029
1,000 SMC Corporation 445,140
1,152 Snap-On, Inc. 226,979
6,763 Spirax-Sarco Engineering plc 815,677
9,587 Standex International Corporation 812,786
107,000 Sumitomo Corporation 1,454,499
29,919 Summit Materials, Inc.
a
696,813
28,266 Sun Country Airlines Holdings,
Inc.
a
518,398
970 Sunrun, Inc.
a
22,659
2,500 Taikisha, Ltd. 58,627
2,148 Technip Energies NV ADR 26,614
3,214 Teledyne Technologies, Inc.
a
1,205,604
5,077 Thales SA 623,342
3,290 Timken Company 174,534
1,474 Toro Company 111,714
2,455 Toromont Industries, Ltd. 198,506
2,323 Trane Technologies plc 301,688
9,822 TransUnion 785,662
4,355 Trex Company, Inc.
a
236,999
4,269 TriMas Corporation 118,209
14,800 Tsubakimoto Chain Company 331,687
9,786 Tutor Perini Corporation
a
85,921
164,658 Uber Technologies, Inc.
a
3,368,903
438 UniFirst Corporation 75,415
25,960 United Parcel Service, Inc. 4,738,738
8,768 United Rentals, Inc.
a
2,129,835
1,582 Univar Solutions, Inc.
a
39,344
2,501 Valmont Industries, Inc. 561,800
3,187 Verisk Analytics, Inc. 551,638
17,697 Vicor Corporation
a
968,557
12,933 Vontier Corporation 297,330
1,522 Watsco, Inc. 363,484
258 Watts Water Technologies, Inc. 31,693
4,141 Werner Enterprises, Inc. 159,594
51,886 WillScot Mobile Mini Holdings
Corporation
a
1,682,144
1,209 Woodward, Inc. 111,820
7,900 Yuasa Trading Company, Ltd. 195,298
Total 130,207,090
Information Technology (12.3%)
2,627 ACI Worldwide, Inc.
a
68,013
12,700 Advantest Corporation 682,965
1,409 Aixtron SE 35,990
Shares Common Stock (79.2%) Value
Information Technology (12.3%) - continued
12,875 Amphenol Corporation $ 828,893
104,611 Apple, Inc. 14,302,416
6,027 Arista Networks, Inc.
a
564,971
6,215 Arrow Electronics, Inc.
a
696,639
10,825 ASML Holding NV 5,114,162
7,326 Avalara, Inc.
a
517,216
1,411 Avaya Holdings Corporation
a
3,161
700 BayCurrent Consulting, Inc. 187,147
905 Benchmark Electronics, Inc. 20,417
6,417 Bill.com Holdings, Inc.
a
705,485
67,754 Block, Inc.
a
4,164,161
2,701 Booz Allen Hamilton Holding
Corporation 244,062
7,291 Bread Financial Holdings, Inc. 270,204
667 CACI International, Inc.
a
187,947
14,149 Calix, Inc.
a
483,047
2,504 CDW Corporation 394,530
68,731 CGI, Inc.
a
5,475,199
18,927 Check Point Software
Technologies, Ltd.
a
2,304,930
135,391 Cisco Systems, Inc. 5,773,072
24,888 Cognex Corporation 1,058,238
9,862 CommScope Holding Company,
Inc.
a
60,355
83,383 Computershare, Ltd. 1,421,944
7,100 Conduent Incorporated
a
30,672
5,123 Descartes Systems Group, Inc.
a
317,933
3,692 Digital Turbine, Inc.
a
64,499
926 Diodes, Inc.
a
59,792
400 DISCO Corporation 95,185
12,797 Dolby Laboratories, Inc. 915,753
2,487 Endava plc ADR
a
219,528
1,860 EPAM Systems, Inc.
a
548,291
1,953 ePlus, Inc.
a
103,743
2,997 Euronet Worldwide, Inc.
a
301,468
2,452 Eventbrite, Inc.
a
25,182
39,223 Fidelity National Information
Services, Inc. 3,595,572
15,902 Five9, Inc.
a
1,449,308
1,576 FLEETCOR Technologies, Inc.
a
331,133
11,048 Flex, Ltd.
a
159,865
11,400 Fuji Soft, Inc. 654,802
10,700 Fujitsu, Ltd. 1,338,869
94 Genpact, Ltd. 3,982
8,412 Global Payments, Inc. 930,704
152,327 Halma plc 3,739,955
18,870 Hewlett Packard Enterprise
Company 250,216
10,500 Hoya Corporation 898,621
1,256 HubSpot, Inc.
a
377,616
2,422 IPG Photonics Corporation
a
227,983
32,100 ITOCHU Techno-Solutions
Corporation 789,249
7,142 Jack Henry & Associates, Inc. 1,285,703
7,400 Keyence Corporation 2,537,743
66 Keysight Technologies, Inc.
a
9,098
4,399 Knowles Corporation
a
76,235
909 Lam Research Corporation 387,370
28,314 Lattice Semiconductor
Corporation
a
1,373,229
11,980 LiveRamp Holding, Inc.
a
309,204
1,632 MAXIMUS, Inc. 102,016
282 MaxLinear, Inc.
a
9,582
1,395 Microchip Technology, Inc. 81,022
97,707 Microsoft Corporation 25,094,089

Global Stock Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (79.2%) Value
Information Technology (12.3%) - continued
381 MKS Instruments, Inc. $ 39,102
3,564 Monolithic Power Systems, Inc. 1,368,719
19,400 Murata Manufacturing Company,
Ltd. 1,055,890
9,100 NEC Networks & System
Integration Corporation 123,254
600 Net One Systems Company, Ltd. 13,334
634 NETGEAR, Inc.
a
11,742
3,159 Nova, Ltd.
a,b
279,666
985 Nova, Ltd.
a
86,322
2,400 NTT Data Corporation 33,295
51,426 NVIDIA Corporation 7,795,667
4,350 Okta, Inc.
a
393,240
15,700 Oracle Corporation Japan 914,292
2,428 Palo Alto Networks, Inc.
a
1,199,286
3,150 Paycom Software, Inc.
a
882,378
17,546 Paymentus Holdings, Inc.
a,b
234,590
70,516 PayPal Holdings, Inc.
a
4,924,837
106 Progress Software Corporation 4,802
8,037 PTC, Inc.
a
854,655
8,885 Qorvo, Inc.
a
838,033
69,177 QUALCOMM, Inc. 8,836,670
37,300 Renesas Electronics Corporation
a
337,541
5,300 Ricoh Company, Ltd. 41,378
8,200 Ryoyo Electro Corporation
b
135,876
31,160 Salesforce, Inc.
a
5,142,646
83,043 Samsung Electronics Company,
Ltd. 3,662,807
2,687 Sanmina Corporation
a
109,442
619 ScanSource, Inc.
a
19,276
10,163 Semtech Corporation
a
558,660
11,242 ServiceNow, Inc.
a
5,345,796
20,000 Shopify, Inc.
a
624,800
23,682 Sierra Wireless, Inc.
a
554,159
1,868 SiTime Corporation
a
304,540
4,496 Skyworks Solutions, Inc. 416,509
31,269 Sprout Social, Inc.
a
1,815,791
2,818 Synopsys, Inc.
a
855,827
4,249 TD SYNNEX Corporation 387,084
54,248 Telefonaktiebolaget LM Ericsson
ADR 401,435
17,529 Texas Instruments, Inc. 2,693,331
7,969 Thomson Reuters Corporation 830,765
5,600 Tokyo Electron, Ltd. 1,827,803
1,648 TTM Technologies, Inc.
a
20,600
2,513 Tyler Technologies, Inc.
a
835,522
5,183 Universal Display Corporation 524,209
161 Upland Software, Inc.
a
2,338
438 Vertex, Inc.
a
4,963
4,193 WEX, Inc.
a
652,263
8,102 Workiva, Inc.
a
534,651
4,543 Xerox Holdings Corporation 67,464
Total 152,857,626
Materials (4.3%)
1,299 AdvanSix, Inc. 43,439
29,435 Air Liquide SA 3,962,051
11,357 Altri SGPS SA 75,787
9,862 AptarGroup, Inc. 1,017,857
41,726 ArcelorMittal SA 935,725
2,353 Aurubis AG 160,559
2,175 Avery Dennison Corporation 352,067
91,905 Axalta Coating Systems, Ltd.
a
2,032,020
52 Balchem Corporation 6,746
29,303 BASF SE 1,282,077
Shares Common Stock (79.2%) Value
Materials (4.3%) - continued
60,112 BHP Group, Ltd. $ 1,721,224
3,660 Boliden AB 117,049
30,321 Breedon Group plc 20,986
411 Cabot Corporation 26,218
1,441 Celanese Corporation 169,476
34,582 CF Industries Holdings, Inc. 2,964,715
2,332 Cleveland-Cliffs, Inc.
a
35,843
7,479 Compass Minerals International,
Inc. 264,682
7,931 Croda International plc 626,882
4,466 Crown Holdings, Inc. 411,631
18,638 Deterra Royalties, Ltd. 54,630
27,958 Eastman Chemical Company 2,509,790
10,432 Evonik Industries AG 223,727
31,363 Evraz plc
d
4
2,750 FMC Corporation 294,277
97,659 Fortescue Metals Group, Ltd. 1,174,326
454,202 Glencore Xstrata plc 2,460,157
84,220 Granges AB 632,690
12,080 Graphic Packaging Holding
Company 247,640
75,914 Hexpol AB 650,083
6,571 Holmen AB 267,661
5,913 Huntsman Corporation 167,634
4,179 ICL Group, Ltd. 38,175
2,364 Ingevity Corporation
a
149,263
4,258 Innospec, Inc. 407,874
41,900 JFE Holdings, Inc. 440,797
4,421 Kaiser Aluminum Corporation 349,657
2,859 Koninklijke DSM NV 409,555
32,600 Kyoei Steel, Ltd. 331,986
2,800 Lintec Corporation 47,480
21,386 LyondellBasell Industries NV 1,870,420
1,926 Martin Marietta Materials, Inc. 576,336
2,118 Minerals Technologies, Inc. 129,918
8,900 Mitsubishi Gas Chemical
Company, Inc. 128,747
2,128 Myers Industries, Inc. 48,369
5 NewMarket Corporation 1,505
31,500 Nippon Steel Corporation 440,846
136,092 Norsk Hydro ASA 769,091
19,992 Nucor Corporation 2,087,365
296 O-I Glass, Inc.
a
4,144
5,108 Orion Engineered Carbons SA 79,327
4,670 Quaker Chemical Corporation 698,258
6,646 Reliance Steel & Aluminum
Company 1,128,890
26,274 Rio Tinto plc 1,570,835
35,065 Rio Tinto, Ltd. 2,501,497
10,080 RPM International, Inc. 793,498
2,511 Ryerson Holding Corporation 53,459
2,026 Schweitzer-Mauduit International,
Inc. 50,893
2,907 Sensient Technologies Corporation 234,188
10,817 Sherwin-Williams Company 2,422,034
17,600 Shin-Etsu Chemical Company, Ltd. 1,978,433
9,373 Sika AG 2,163,638
3,278 Solvay SA 267,047
5,129 Sonoco Products Company 292,558
30,884 SSAB AB, Class A 135,535
119,014 SSAB AB, Class B 494,530
3,891 Steel Dynamics, Inc. 257,390
62,163 Stora Enso Oyj 984,984
2,903 SunCoke Energy, Inc. 19,769
13,800 Taiyo Holdings Company, Ltd. 289,638

Global Stock Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (79.2%) Value
Materials (4.3%) - continued
31,600 Toagosei Company, Ltd. $ 235,223
2,100 Toho Titanium Company, Ltd. 34,126
5,236 Trinseo plc 201,377
1,941 Tronox Holdings plc 32,609
13,255 United States Steel Corporation 237,397
3,305 UPM-Kymmene Oyj 101,343
4,113 Westlake Corporation 403,156
20,746 WestRock Company 826,521
1,461 Worthington Industries, Inc. 64,430
33,479 Yara International ASA 1,402,804
Total 53,096,568
Real Estate (2.7%)
90,981 AGNC Investment Corporation 1,007,160
12,197 Agree Realty Corporation 879,770
17,864 American Campus Communities,
Inc. 1,151,692
754 Apartment Income REIT
Corporation 31,366
7,747 AvalonBay Communities, Inc. 1,504,855
2,774 Camden Property Trust 373,047
22,267 CBRE Group, Inc.
a
1,639,074
12,500 CK Asset Holdings, Ltd. 88,816
178,000 CK Hutchison Holdings, Ltd. 1,207,552
29,894 CubeSmart 1,277,072
14,410 Cushman and Wakefield plc
a
219,608
70,028 DEXUS Property Group 430,635
2,280 Dream Industrial Real Estate
Investment Trust 21,397
630 EastGroup Properties, Inc. 97,228
25,199 EPR Properties 1,182,589
20,186 Essential Properties Realty Trust,
Inc. 433,797
831 Essex Property Trust, Inc. 217,315
1,803 Extra Space Storage, Inc. 306,726
534 Federal Realty Investment Trust 51,125
12,511 First Industrial Realty Trust, Inc. 594,022
2,485 FirstService Corporation 301,182
4,388 Four Corners Property Trust, Inc. 116,677
597 Getty Realty Corporation 15,820
1,253 Gladstone Commercial
Corporation 23,607
1,776 Gladstone Land Corporation 39,356
95,098 Healthcare Realty Trust, Inc. 2,586,666
163,360 Host Hotels & Resorts, Inc. 2,561,485
4,500 Hulic Company, Ltd. 34,903
32,000 Hysan Development Company,
Ltd. 96,542
2,268 Industrial Logistics Properties Trust 31,933
610 Jones Lang LaSalle, Inc.
a
106,665
18 Kenedix  Office  Investment
Corporation 90,523
111 Kenedix Retail REIT Corporation 225,302
10,007 Kilroy Realty Corporation 523,666
4,389 Life Storage, Inc. 490,076
62,100 Link REIT 507,442
51,594 MGIC Investment Corporation 650,084
4,300 Mitsubishi Estate Company, Ltd. 62,321
12,412 National Retail Properties, Inc. 533,716
36,008 National Storage Affiliates Trust 1,802,921
44,909 Necessity Retail REIT, Inc. 326,937
5,421 NetSTREIT Corporation 102,294
32,719 New Residential Investment
Corporation 304,941
1,772 NexPoint Residential Trust, Inc. 110,768
Shares Common Stock (79.2%) Value
Real Estate (2.7%) - continued
294 One Liberty Properties, Inc. $ 7,638
15,913 Pebblebrook Hotel Trust 263,678
19,248 PSP Swiss Property AG 2,142,956
698 RE/MAX Holdings, Inc. 17,115
1,906 Realty Income Corporation 130,104
6,763 Regency Centers Corporation 401,114
38,340 Rexford Industrial Realty, Inc. 2,208,001
115,000 Road King Infrastructure, Ltd. 82,208
15,120 Sabra Health Care REIT, Inc. 211,226
2,358 SBA Communications Corporation 754,678
50,590 Service Properties Trust 264,586
3,594 Spirit Realty Capital, Inc. 135,781
3,061 Swiss Prime Site AG 268,952
94,860 TAG Immobilien AG 1,086,097
13,720 UDR, Inc. 631,669
3,130 UMH Properties, Inc. 55,276
39,870 Wing Tai Holdings, Ltd. 49,958
Total 33,071,710
Utilities (1.7%)
2,418 Artesian Resources Corporation 118,893
2,737 ATCO, Ltd. 93,771
1,350 Avista Corporation 58,738
3,537 Canadian Utilities, Ltd. 105,489
72,500 CK Infrastructure Holdings, Ltd. 445,363
5,000 CLP Holdings, Ltd. 41,551
2,139 Consolidated Water Company,
Ltd. 31,015
41,082 Constellation Energy Corporation 2,352,355
51,986 Contact Energy, Ltd. 236,015
29,099 Duke Energy Corporation 3,119,704
6,678 Enagas SA 147,695
217,375 Enel SPA 1,192,138
67,838 Engie SA 785,497
28,982 Entergy Corporation 3,264,532
502 Essential Utilities, Inc. 23,017
68,295 Exelon Corporation 3,095,129
12,601 Iren SPA
a
27,570
26,900 Kansai Electric Power Company,
Inc. 266,272
21,300 Kyushu Electric Power Company,
Inc. 136,948
92,637 NiSource, Inc. 2,731,865
6,288 NorthWestern Corporation 370,552
8,693 OGE Energy Corporation 335,202
2,355 Pinnacle West Capital Corporation 172,198
11,924 Sempra Energy 1,791,819
2,432 Spire, Inc. 180,868
11,889 UGI Corporation 459,034
Total 21,583,230
Total Common Stock
(cost $901,542,131) 982,445,559
Shares
Registered Investment
Companies ( 6.1% ) Value
Unaffiliated  (1.1%)
5,759 Invesco QQQ Trust Series 1 1,614,132
27,252 SPDR S&P 500 ETF Trust 10,280,817
4,125 SPDR S&P Biotech ETF
a
306,364

Global Stock Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (6.1%) Value
Unaffiliated  (1.1%)- continued
6,781 SPDR S&P Oil & Gas Exploration
ETF $ 810,194
Total 13,011,507
Affiliated  (5.0%)
4,224,849 Thrivent Core Emerging Markets
Equity Fund 36,798,438
2,936,844 Thrivent Core Small Cap Value
Fund 25,579,912
Total 62,378,350
Total Registered Investment
Companies (cost $82,604,421) 75,389,857
Shares
Collateral Held for Securities
Loaned ( 0.3% ) Value
3,141,682 Thrivent Cash Management Trust 3,141,682
Total Collateral Held for
Securities Loaned
(cost $3,141,682) 3,141,682
Shares Preferred Stock ( 0.2% ) Value
Consumer Discretionary (0.2%)
1,855 Bayerische Motoren Werke AG 132,309
14,211 Volkswagen AG 1,913,374
Total 2,045,683
Total Preferred Stock
(cost $3,169,585) 2,045,683
Shares or
Principal
Amount Short-Term Investments ( 11.9% ) Value
Federal Home Loan Bank Discount
Notes
10,000,000 0.910%, 7/13/2018
e
9,995,367
1,600,000 0.693%, 7/6/2022
e,f
1,599,691
10,000,000 1.190%, 7/7/2022
e
9,997,683
400,000 0.695%, 7/8/2022
e,f
399,892
700,000 0.870%, 7/15/2022
e,f
699,619
1,300,000 0.589%, 7/19/2022
e,f
1,299,097
500,000 1.400%, 7/20/2022
e
499,633
10,000,000 1.350%, 8/3/2022
e
9,984,380
65,000,000 1.494%, 8/9/2022
e
64,880,024
5,600,000 1.040%, 8/10/2022
e,f
5,589,399
10,000,000 1.570%, 8/16/2022
e
9,978,070
1,000,000 1.085%, 8/17/2022
e,f
997,776
1,200,000 1.140%, 8/18/2022
e,f
1,197,274
600,000 1.150%, 8/19/2022
e,f
598,609
U.S. Treasury Bills
20,000,000 0.580%, 7/5/2022
e
19,998,069
10,000,000 0.600%, 7/7/2022
e
9,998,750
Total Short-Term Investments
(cost $147,743,219) 147,713,333
Total Investments (cost
$1,138,201,038) 97.7% $1,210,736,114
Other Assets and Liabilities, Net
2.3% 29,107,178
Total Net Assets 100.0% $1,239,843,292
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2022, the value of these investments was $5,391,258 or 0.4% of
total net assets.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Portfolio as of June 30, 2022:
Securities Lending Transactions
Common Stock $ 2,769,269
Total lending $2,769,269
Gross amount payable upon return of
collateral for securities loaned $3,141,682
Net amounts due to counterparty $372,413
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
DRIP - Dividend Reinvestment Plan
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 164,281,909
Gross unrealized depreciation (108,306,268)
Net unrealized appreciation (depreciation) $ 55,975,641
Cost for federal income tax purposes $ 1,147,883,910

Global Stock Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2022, in valuing Global Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 61,600,696 42,570,318 19,024,751 5,627
Consumer Discretionary 109,008,966 70,694,412 38,314,554 –
Consumer Staples 56,634,365 31,140,777 25,493,588 –
Energy 58,368,965 26,882,929 31,486,036 –
Financials 156,945,410 91,495,206 65,450,204 –
Health Care 149,070,933 97,657,989 51,412,944 –
Industrials 130,207,090 81,285,882 48,921,206 2
Information Technology 152,857,626 120,823,238 32,034,388 –
Materials 53,096,568 23,964,640 29,131,924 4
Real Estate 33,071,710 26,676,106 6,395,604 –
Utilities 21,583,230 18,104,921 3,478,309 –
Registered Investment Companies
Unaffiliated 13,011,507 13,011,507 – –
Affiliated 25,579,912 – 25,579,912 –
Preferred Stock
Consumer Discretionary 2,045,683 – 2,045,683 –
Short-Term Investments 147,713,333 – 147,713,333 –
Subtotal Investments in Securities $1,170,795,994 $644,307,925 $526,482,436 $5,633
Other Investments  * Total
Affiliated Registered Investment Companies 36,798,438
Collateral Held for Securities Loaned 3,141,682
Subtotal Other Investments $39,940,120
Total Investments at Value $1,210,736,114
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 7,727,244 7,727,244 – –
Total Asset Derivatives $7,727,244 $7,727,244 $– $–
Liability Derivatives
Futures Contracts 14,603,807 14,603,807 – –
Total Liability Derivatives $14,603,807 $14,603,807 $– $–

Global Stock Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Global Stock Portfolio's futures contracts held as of June 30, 2022. Investments and/or cash totaling $7,479,274 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 8 September 2022 $ 722,104 ( $ 38,904)
CME E-mini S&P 500 Index 1,173 September 2022 235,628,413 (13,374,238)
CME E-mini S&P Mid-Cap 400 Index 6 September 2022 1,479,055 (118,255)
ICE mini MSCI EAFE Index 153 September 2022 14,675,923 (472,933)
ICE US mini MSCI Emerging Markets Index 464 September 2022 23,862,117 (599,477)
Total Futures Long Contracts $ 276,367,612 ( $ 14,603,807)
CME E-mini Russell 2000 Index (640) September 2022 ( $ 58,824,082) $ 4,168,082
CME E-mini S&P Mid-Cap 400 Index (181) September 2022 (44,609,962) 3,559,162
Total Futures Short Contracts ( $ 103,434,044) $7,727,244
Total Futures Contracts $ 172,933,568 ($6,876,563)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2022, for Global Stock Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 7,727,244
Total Equity Contracts 7,727,244
Total Asset Derivatives $7,727,244
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 14,603,807
Total Equity Contracts 14,603,807
Total Liability Derivatives $14,603,807
*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2022, for
Global Stock Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (31,175,278)
Total Equity Contracts
(31,175,278)
Total ($31,175,278)

Global Stock Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2022, for Global Stock Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (10,345,416)
Total Equity Contracts (10,345,416)
Total ($10,345,416)
The following table presents Global Stock Portfolio's average volume of derivative activity during the period ended June 30, 2022.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $294,260,517
Futures - Short (90,846,502)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
6/30/2022
Shares Held at
6/30/2022
% of Net
Assets
6/30/2022
Affiliated Registered Investment Companies
Core Emerging Markets Equity $45,037 $– $– $36,798 4,225 3.0%
Core Small Cap Value – 27,290 – 25,580 2,937 2.0
Total Affiliated Registered Investment
Companies 45,037 62,378 5.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 8,806 108,083 113,747 3,142 3,142 0.3
Total Collateral Held for Securities Loaned 8,806 3,142 0.3
Total Value $53,843 $65,520
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 6/30/2022
Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $(8,239) $ – $–
Core Small Cap Value Fund – (1,710) – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 59
Total Affiliated Income from Securities Loaned, Net $59
Total Value $– $(9,949) $ –

Government Bond Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 99.4% ) Value
Asset-Backed Securities (8.5%)
Arkansas Student Loan Auth.
$ 1,044,502
2.453%,  (LIBOR 3M +
0.900%), 11/25/2043, Ser.
2010-1A
a
$ 1,041,258
Brazos Higher Education Authority,
Inc.
18,188
2.034%,  (LIBOR 3M +
0.850%), 7/25/2029, Ser.
2011-2, Class A2
a
18,187
Cascade Funding Mortgage Trust,
LLC
1,080,561
0.985%,  11/25/2050, Ser.
2021-EBO1, Class A
a,b
1,056,259
501,811
0.946%,  12/26/2030, Ser.
2020-HB4, Class A
a,b
495,237
1,311,902
0.801%,  2/25/2031, Ser.
2021-HB5, Class A
a,b
1,287,618
1,554,872
1.151%,  10/27/2031, Ser.
2021-HB7, Class A
a,b
1,521,379
ECMC Group Student Loan Trust
507,945
2.624%,  (LIBOR 1M +
1.000%), 1/27/2070, Ser.
2020-3A, Class A1B
a,b
496,077
Goodgreen
1,077,892
3.860%,  10/15/2054, Ser.
2019-1A, Class A
b
1,026,172
Kentucky Higher Education
Student Loan Corporation
Student Loan Rev.
1,492,498
1.650%,  3/25/2051, Ser.
2021-1 1,386,395
Missouri Higher Education Loan
Auth.
1,473,542
1.530%,  1/25/2061, Ser.
2021-1 1,304,981
1,779,266
2.324%,  (LIBOR 1M +
0.700%), 3/25/2061, Ser.
2021-2
a
1,726,296
Navient Student Loan Trust
1,443,125
1.310%,  12/26/2069, Ser.
2021-1A, Class A1A
b
1,241,504
831,221
2.674%,  (LIBOR 1M +
1.050%), 6/25/2069, Ser.
2020-1A, Class A1B
a,b
822,008
1,059,286
2.524%,  (LIBOR 1M +
0.900%), 8/26/2069, Ser.
2020-2A, Class A1B
a,b
1,043,834
New Hampshire Higher Education
Loan Corporation
814,657
2.206%,  (LIBOR 1M +
1.200%), 9/25/2060, Ser.
2020-1, Class A1B
a
795,591
SLM Student Loan Trust
280,656
2.024%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
a
270,500
Total 15,533,296
Collateralized Mortgage Obligations (15.6%)
Federal Home Loan Mortgage
Corporation - REMIC
1,726,176
1.500%,  3/25/2050, Ser.
4982, Class JA 1,546,928
Principal
Amount Long-Term Fixed Income (99.4%) Value
Collateralized Mortgage Obligations (15.6%) -
continued
$ 482,870
3.000%,  10/15/2034, Ser.
4369, Class GV $ 483,617
178,725
2.000%,  1/15/2041, Ser.
4074, Class JA 174,819
920,662
1.750%,  6/15/2042, Ser.
4097, Class QN 846,004
511,486
1.750%,  12/15/2042, Ser.
4141, Class KM 456,680
673,997
3.000%,  5/15/2045, Ser.
4631, Class PA 651,746
545,449
3.000%,  3/15/2047, Ser.
4734, Class JA 524,496
1,086,633
3.500%,  8/15/2047, Ser.
4860, Class CA 1,063,881
1,350,000
3.000%,  9/25/2048, Ser.
5210, Class GD 1,187,438
1,700,000
2.500%,  12/15/2048, Ser.
5094, Class BC 1,457,352
1,039,009
2.000%,  9/25/2049, Ser.
4906, Class KE 936,862
Federal National Mortgage
Association
695,294 3.500%,  7/1/2061
c
674,638
Federal National Mortgage
Association - REMIC
1,300,000
2.081%,  4/25/2032, Ser.
2022-M1S, Class A2 1,128,349
449,267
2.000%,  11/25/2032, Ser.
2012-123, Class BA 425,480
482,411
3.000%,  6/25/2042, Ser.
2016-24, Class LJ 479,580
468,823
3.000%,  1/25/2043, Ser.
2013-114, Class AB 461,625
570,562
3.250%,  6/25/2043, Ser.
2013-60, Class PT 553,694
460,575
3.000%,  3/25/2046, Ser.
2016-66, Class PA 441,577
141,345
3.500%,  12/25/2047, Ser.
2018-41, Class PB 138,801
Finance of America HECM Buyout
878,335
2.695%,  2/25/2032, Ser.
2022-HB1, Class A
a,b
863,557
GMAC Mortgage Corporation
Loan Trust
35,080
2.124%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
a,d
18,192
Mello Warehouse Securitization
Trust
1,700,000
2.374%,  (LIBOR 1M +
0.750%), 4/25/2055, Ser.
2021-2, Class A
a,b
1,675,143
NewRez Warehouse Securitization
Trust
1,750,000
2.374%,  (LIBOR 1M +
0.750%), 5/25/2055, Ser.
2021-1, Class A
a,b
1,731,039
RMF Buyout Issuance Trust
1,145,561
1.259%,  11/25/2031, Ser.
2021-HB1, Class A
a,b
1,098,169
Seasoned Credit Risk Transfer
Trust
829,406
3.250%,  6/25/2057, Ser.
2017-4, Class HT
d
801,706

Government Bond Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.4%) Value
Collateralized Mortgage Obligations (15.6%) -
continued
$ 1,144,707
3.000%,  8/25/2056, Ser.
2017-2, Class HA
d
$ 1,117,252
1,244,288
2.500%,  8/25/2059, Ser.
2020-1, Class MT
d
1,145,230
1,378,050
2.500%,  9/25/2060, Ser.
2021-1, Class MTU 1,262,571
1,372,227
2.000%,  11/25/2059, Ser.
2020-2, Class MT
d
1,230,315
1,194,684
2.500%,  11/25/2060, Ser.
2021-2, Class MTU
d
1,094,369
Seasoned Loans Structured
Transaction Trust
1,179,896
2.000%,  9/25/2030, Ser.
2020-2, Class A1C
d
1,113,541
1,800,000
2.250%,  5/26/2031, Ser.
2021-1, Class A2C
b,d
1,614,136
Total 28,398,787
Commercial Mortgage-Backed Securities (4.8%)
Federal Agricultural Mortgage
Corporation Real Estate Trust
1,826,479
2.180%,  1/25/2051, Ser.
2021-1, Class A
a,b,d
1,618,709
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,500,000
2.580%,  6/25/2055, Ser.
K145, Class A2
d
1,368,227
1,500,000
2.450%,  4/25/2032, Ser.
K144, Class A2
d
1,353,160
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
1,200,000
2.920%,  7/25/2032, Ser.
K146, Class A2 1,124,930
1,600,000
3.000%,  8/25/2032, Ser.
K147, Class A2 1,506,645
1,700,000
3.500%,  9/25/2032, Ser.
K148, Class A2
b
1,665,331
Total 8,637,002
Energy (0.1%)
Petroleos Mexicanos
90,000 2.378%,  4/15/2025 88,700
Total 88,700
Financials (1.6%)
HSBC Bank Canada
750,000 0.950%,  5/14/2023
b,e
735,509
Nationwide Building Society
750,000 1.700%,  2/13/2023
b
743,673
Preferred Term Securities XXIII,
Ltd.
33,699
2.029%,  (LIBOR 3M +
0.200%), 12/22/2036
a,b
33,453
Santander UK plc
700,000 1.625%,  2/12/2023
b
694,393
Principal
Amount Long-Term Fixed Income (99.4%) Value
Financials (1.6%) - continued
Westpac Banking Corporation
$ 750,000 2.000%,  1/16/2025
b
$ 724,007
Total 2,931,035
Foreign Government (3.1%)
Development Bank of Japan, Inc.
750,000 2.125%,  9/1/2022
b
749,862
Export Development Canada
2,000,000 2.500%,  1/24/2023 1,998,357
Province of British Columbia
1,550,000 1.750%,  9/27/2024 1,504,081
Province of Ontario
1,000,000 3.400%,  10/17/2023 1,003,477
Province of Quebec
400,000 7.500%,  7/15/2023
e
415,310
Total 5,671,087
Mortgage-Backed Securities (28.5%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,986,331 3.000%,  2/1/2050 1,863,826
Federal Home Loan Mortgage
Corporation Gold 30-Yr. Pass
Through
1,417,117 2.500%,  5/1/2051
c
1,277,261
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
2,475,000 2.000%,  7/1/2037
c
2,310,064
1,800,000 2.500%,  7/1/2037
c
1,718,818
4,000,000 4.000%,  7/1/2037
c
4,034,745
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
1,477,161 2.500%,  2/1/2051 1,333,045
2,408,939 2.000%,  3/1/2051 2,101,139
2,460,478 3.000%,  3/1/2052 2,298,493
1,193,948 2.000%,  4/1/2051 1,039,590
1,700,000 2.500%,  4/1/2051
c
1,533,861
1,449,620 3.000%,  4/1/2051
c
1,353,529
1,525,020 3.000%,  5/1/2050
c
1,429,944
2,317,626 2.500%,  7/1/2051 2,088,771
945,000 2.000%,  7/1/2052
c
819,935
2,225,000 2.500%,  7/1/2052
c
2,000,588
796,666 2.000%,  8/1/2051
c
693,565
2,437,894 2.500%,  12/1/2051 2,201,811
2,400,000 5.000%,  7/1/2041
c
2,449,500
4,500,000 4.500%,  7/1/2048
c
4,517,051
5,575,000 3.000%,  7/1/2049
c
5,191,283
6,400,000 3.500%,  7/1/2049
c
6,154,500
3,450,000 4.000%,  7/1/2049
c
3,401,956
Total 51,813,275
U.S. Government & Agencies (37.2%)
Federal Farm Credit Bank
400,000 2.210%,  8/1/2024 394,324
Federal Home Loan Bank
2,500,000 2.500%,  2/13/2024 2,481,629

Government Bond Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.4%) Value
U.S. Government & Agencies (37.2%) -
continued
Federal Home Loan Mortgage
Corporation
$ 1,000,000 0.250%,  8/24/2023 $ 969,708
Federal National Mortgage
Association
1,500,000 0.750%,  10/8/2027 1,326,889
500,000 5.960%,  9/11/2028 577,055
875,000 0.875%,  8/5/2030 723,932
Tennessee Valley Authority
1,115,000 5.250%,  9/15/2039 1,275,436
U.S. Treasury Bonds
2,565,000 1.375%,  8/15/2050 1,688,391
500,000 1.875%,  2/28/2027 474,609
1,375,000 2.250%,  11/15/2027 1,318,228
1,500,000 5.250%,  11/15/2028 1,687,441
5,340,000 2.625%,  2/15/2029 5,199,199
3,560,000 1.500%,  2/15/2030 3,197,603
25,000 1.375%,  11/15/2031 21,684
1,950,000 2.875%,  5/15/2032 1,928,063
1,115,000 3.000%,  5/15/2042 1,045,225
4,180,000 2.500%,  5/15/2046 3,542,877
4,150,000 2.875%,  5/15/2049 3,869,389
U.S. Treasury Bonds, TIPS
878,887 0.500%,  1/15/2028 872,879
814,266 0.875%,  2/15/2047 752,242
U.S. Treasury Notes
225,000 2.000%,  11/30/2022 224,648
1,020,000 1.375%,  2/15/2023 1,012,111
3,000,000 0.125%,  4/30/2023 2,932,500
275,000 2.750%,  7/31/2023 274,345
1,500,000 0.125%,  8/31/2023 1,451,191
5,270,000 0.750%,  12/31/2023 5,098,313
1,175,000 0.125%,  1/15/2024 1,124,741
350,000 2.500%,  1/31/2024 347,375
1,000,000 0.250%,  6/15/2024 948,281
250,000 2.125%,  7/31/2024 245,625
3,500,000 1.250%,  8/31/2024 3,371,895
6,850,000 2.250%,  11/15/2024 6,733,871
1,450,000 1.375%,  1/31/2025 1,390,697
1,000,000 2.875%,  7/31/2025 995,391
900,000 0.250%,  8/31/2025 824,063
525,000 2.625%,  1/31/2026 517,392
650,000 0.500%,  2/28/2026 592,439
750,000 1.750%,  12/31/2026 709,102
1,000,000 0.625%,  11/30/2027 878,125
U.S. Treasury Notes, TIPS
1,368,868 0.125%,  10/15/2024 1,377,245
3,219,518 0.125%,  10/15/2025 3,217,003
Total 67,613,156
Total Long-Term Fixed Income
(cost $188,816,871) 180,686,338
Shares
Collateral Held for Securities
Loaned ( 0.4% ) Value
729,500 Thrivent Cash Management Trust 729,500
Total Collateral Held for
Securities Loaned
(cost $729,500) 729,500
Shares or
Principal
Amount Short-Term Investments ( 22.4% ) Value
Federal Home Loan Bank Discount
Notes
100,000 0.985%, 8/3/2022
f,g
$ 99,844
100,000 1.000%, 8/10/2022
f,g
99,811
100,000 1.085%, 8/17/2022
f,g
99,778
Thrivent Core Short-Term Reserve
Fund
3,739,500 1.630% 37,395,004
U.S. Treasury Bills
1,000,000 0.680%, 7/14/2022
f,h
999,615
2,000,000 0.731%, 7/21/2022
f
1,998,872
Total Short-Term Investments
(cost $40,656,250) 40,692,924
Total Investments (cost
$230,202,621) 122.2% $222,108,762
Other Assets and Liabilities, Net
(22.2%) (40,276,180)
Total Net Assets 100.0% $181,832,582
a Denotes variable rate securities. The rate shown is as of
June 30, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2022, the value of these investments was $22,937,069 or 12.6% of
total net assets.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d All or a portion of the security is insured or guaranteed.
e All or a portion of the security is on loan.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
h At June 30, 2022, $304,883 of investments were segregated
to cover exposure to a counterparty for margin on open
mortgage-backed security transactions.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Government Bond
Portfolio as of June 30, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 703,754
Total lending $703,754
Gross amount payable upon return of
collateral for securities loaned $729,500
Net amounts due to counterparty $25,746

Government Bond Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Definitions:
HECM - Home Equity Conversion Mortgage
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
TIPS - Treasury Inflation Protected Security
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 669,779
Gross unrealized depreciation (9,449,763)
Net unrealized appreciation (depreciation) $ (8,779,984)
Cost for federal income tax purposes $ 230,905,745
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2022, in valuing Government Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 15,533,296 – 15,533,296 –
Collateralized Mortgage Obligations 28,398,787 – 28,398,787 –
Commercial Mortgage-Backed Securities 8,637,002 – 8,637,002 –
Energy 88,700 – 88,700 –
Financials 2,931,035 – 2,931,035 –
Foreign Government 5,671,087 – 5,671,087 –
Mortgage-Backed Securities 51,813,275 – 51,813,275 –
U.S. Government & Agencies 67,613,156 – 67,613,156 –
Short-Term Investments 3,297,920 – 3,297,920 –
Subtotal Investments in Securities $183,984,258 $– $183,984,258 $–
Other Investments  * Total
Affiliated Short-Term Investments 37,395,004
Collateral Held for Securities Loaned 729,500
Subtotal Other Investments $38,124,504
Total Investments at Value $222,108,762
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 99,085 99,085 – –
Total Asset Derivatives $99,085 $99,085 $– $–
Liability Derivatives
Futures Contracts 82,086 82,086 – –
Total Liability Derivatives $82,086 $82,086 $– $–

Government Bond Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
The following table presents Government Bond Portfolio's futures contracts held as of June 30, 2022. Investments and/or cash totaling $299,433 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 20 September 2022 $ 2,348,031 $ 22,594
CBOT 5-Yr. U.S. Treasury Note 117 September 2022 13,213,994 (80,744)
CBOT U.S. Long Bond 7 September 2022 962,300 8,074
Ultra 10-Yr. U.S. Treasury Note 5 September 2022 638,217 (1,342)
Total Futures Long Contracts $ 17,162,542 ( $ 51,418)
CBOT 2-Yr. U.S. Treasury Note (106) September 2022 ( $ 22,313,930) $ 52,273
CME Ultra Long Term U.S. Treasury Bond (10) September 2022 (1,559,581) 16,144
Total Futures Short Contracts ( $ 23,873,511) $68,417
Total Futures Contracts ( $ 6,710,969) $16,999
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2022, for Government Bond
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 99,085
Total Interest Rate Contracts 99,085
Total Asset Derivatives $99,085
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 82,086
Total Interest Rate Contracts 82,086
Total Liability Derivatives $82,086
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2022, for
Government Bond Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 33,008
Futures Net realized gains/(losses) on Futures contracts 1,486,671
Total Interest Rate Contracts
1,519,679
Total $1,519,679
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2022, for Government Bond Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts (12,431)
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 75,841
Total Interest Rate Contracts 63,410
Total $63,410

Government Bond Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Government Bond Portfolio's average volume of derivative activity during the period ended June 30, 2022.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $12,465,983
Futures - Short (53,294,196)
Options Written (1,385,563)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
6/30/2022
Shares Held at
6/30/2022
% of Net
Assets
6/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% $52,657 $28,860 $44,122 $37,395 3,740 20.6%
Total Affiliated Short-Term Investments 52,657 37,395 20.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,389 2,500 3,159 730 730 0.4
Total Collateral Held for Securities Loaned 1,389 730 0.4
Total Value $54,046 $38,125
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 6/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% $– $– $ – $146
Total Income/Non Income Cash from Affiliated
Investments $146
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 2
Total Affiliated Income from Securities Loaned, Net $2
Total Value $– $– $ –

High Yield Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 5.0% )
a
Value
Capital Goods (0.8%)
Grinding Media, Inc., Term Loan
$ 3,411,223
4.796%,  (LIBOR 3M +
4.000%), 10/12/2028
b,c
$ 3,104,212
Mauser Packaging Solutions
Holding Company, Term Loan
1,534,376
4.312%,  (LIBOR 1M +
3.250%), 4/3/2024
b
1,440,073
Vertiv Group Corporation, Term
Loan
1,848,812
3.870%,  (LIBOR 1M +
2.750%), 3/2/2027
b
1,714,774
Total 6,259,059
Communications Services (1.5%)
Cengage Learning, Inc., Term
Loan
2,633,367
5.750%,  (LIBOR 3M +
4.750%), 7/14/2026
b,d,e
2,368,793
DIRECTV Financing, LLC, Term
Loan
3,343,012
6.666%,  (LIBOR 1M +
5.000%), 8/2/2027
b
3,068,618
NEP Group, Inc., Term Loan
2,792,870
4.916%,  (LIBOR 1M +
3.250%), 10/20/2025
b
2,589,381
Peraton Corporation, Term Loan
3,268,201
5.416%,  (LIBOR 1M +
3.750%), 2/1/2028
b
3,062,174
Total 11,088,966
Consumer Cyclical (0.2%)
Staples, Inc., Term Loan
1,679,376
6.286%,  (LIBOR 3M +
5.000%), 4/12/2026
b
1,455,918
Total 1,455,918
Consumer Non-Cyclical (0.7%)
City Brewing Company, LLC, Term
Loan
1,293,484
4.469%,  (LIBOR 1M +
3.500%), 4/5/2028
b
1,144,733
Global Medical Response, Inc.,
Term Loan
1,598,567
5.916%,  (LIBOR 1M +
4.250%), 3/14/2025
b
1,483,678
1,067,869
5.250%,  (LIBOR 1M +
4.250%), 10/2/2025
b
991,121
Herens US Holdco Corporation,
Term Loan
1,732,554
6.250%,  (LIBOR 3M +
4.000%), 7/2/2028
b
1,541,974
Total 5,161,506
Energy (0.3%)
GIP II Blue Holding, LP, Term Loan
1,950,548
6.750%,  (LIBOR 3M +
4.500%), 9/29/2028
b
1,886,336
Total 1,886,336
Principal
Amount Bank Loans (5.0%)
a
Value
Financials (0.3%)
Asurion, LLC, Term Loan
$ 1,037,000
6.916%,  (LIBOR 1M +
5.250%), 1/15/2029
b,d,e
$ 876,265
CoreLogic, Inc., Term Loan
1,578,075
5.188%,  (LIBOR 1M +
3.500%), 6/2/2028
b
1,308,224
Total 2,184,489
Technology (0.5%)
Gogo Intermediate Holdings, LLC,
Term Loan
1,574,100
4.989%,  (LIBOR 3M +
3.750%), 4/30/2028
b
1,485,950
Rackspace Technology Global,
Inc., Term Loan
1,530,625
4.160%,  (LIBOR 3M +
2.750%), 2/9/2028
b
1,390,956
Redstone Holdco 2 LP, Term Loan
1,315,063
5.934%,  (LIBOR 3M +
4.750%), 4/27/2028
b
1,126,575
Total 4,003,481
Transportation (0.7%)
AAdvantage Loyalty IP, Ltd., Term
Loan
4,080,000
5.813%,  (LIBOR 3M +
4.750%), 4/20/2028
b
3,884,731
Air Canada, Term Loan
1,020,000
4.250%,  (LIBOR 3M +
3.500%), 8/11/2028
b,c
935,850
Total 4,820,581
Total Bank Loans
(cost $40,070,572) 36,860,336
Principal
Amount Long-Term Fixed Income ( 85.8% ) Value
Basic Materials (5.2%)
ACN 113 874 712, Pty. Ltd.
3,195,300 11.500%,  2/15/2018
*,f,g
3,195
Alcoa Nederland Holding BV
5,000 5.500%,  12/15/2027
h
4,737
Chemours Company
2,410,000 5.750%,  11/15/2028
h
2,053,874
Cleveland-Cliffs, Inc.
1,600,000 4.625%,  3/1/2029
h,i
1,412,000
2,984,000 4.875%,  3/1/2031
h,i
2,630,900
Consolidated Energy Finance SA
4,014,000 5.625%,  10/15/2028
h
3,229,096
EverArc Escrow Sarl
1,813,000 5.000%,  10/30/2029
h
1,526,029
First Quantum Minerals, Ltd.
1,065,000 6.875%,  3/1/2026
h
980,865
2,020,000 6.875%,  10/15/2027
h
1,806,001
Hecla Mining Company
895,000 7.250%,  2/15/2028 825,073
Hudbay Minerals, Inc.
675,000 4.500%,  4/1/2026
h
564,827
Mercer International, Inc.
1,565,000 5.500%,  1/15/2026 1,508,519

High Yield Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (85.8%) Value
Basic Materials (5.2%) - continued
$ 420,000 5.125%,  2/1/2029 $ 358,525
Methanex Corporation
2,000,000 4.250%,  12/1/2024 1,905,000
Novelis Corporation
870,000 3.250%,  11/15/2026
h
735,389
2,050,000 4.750%,  1/30/2030
h
1,703,919
670,000 3.875%,  8/15/2031
h
516,027
OCI NV
2,621,000 4.625%,  10/15/2025
h
2,529,829
Olin Corporation
2,465,000 5.625%,  8/1/2029 2,196,931
SCIL USA Holdings, LLC
1,676,000 5.375%,  11/1/2026
h
1,340,800
SPCM SA
1,074,000 3.125%,  3/15/2027
h
904,673
1,133,000 3.375%,  3/15/2030
h
886,573
SunCoke Energy, Inc.
2,307,000 4.875%,  6/30/2029
h
1,843,508
Taseko Mines, Ltd.
2,390,000 7.000%,  2/15/2026
h
2,034,165
Unifrax Escrow Issuer Corporation
1,878,000 5.250%,  9/30/2028
h
1,498,447
United States Steel Corporation
3,976,000 6.875%,  3/1/2029 3,469,418
Total 38,468,320
Capital Goods (9.4%)
Abengoa Abenewco 2 Bis SA,
Convertible
3,963,663
0.000%,PIK 1.500%,
4/26/2024
*,g,j
19,818
Advanced Drainage Systems, Inc.
2,260,000 5.000%,  9/30/2027
h
2,083,765
AECOM
1,885,000 5.125%,  3/15/2027 1,781,325
Amsted Industries, Inc.
2,615,000 5.625%,  7/1/2027
h
2,458,100
2,240,000 4.625%,  5/15/2030
h
1,909,600
ARD Finance SA
1,700,000 6.500%,  6/30/2027
h
1,260,992
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
3,108,000 5.250%,  8/15/2027
h
2,216,190
Berry Global, Inc.
1,704,000 4.500%,  2/15/2026
h,i
1,584,158
Bombardier, Inc.
1,065,000 7.125%,  6/15/2026
h
878,071
1,960,000 7.875%,  4/15/2027
h
1,631,524
2,250,000 6.000%,  2/15/2028
h
1,686,150
Builders FirstSource, Inc.
1,070,000 5.000%,  3/1/2030
h
906,771
Clean Harbors, Inc.
3,330,000 5.125%,  7/15/2029
h
3,021,975
Clydesdale Acquisition Holdings,
Inc.
297,000 6.625%,  4/15/2029
h
279,070
594,000 8.750%,  4/15/2030
h
512,367
Cornerstone Building Brands, Inc.
1,534,000 6.125%,  1/15/2029
h
985,507
Principal
Amount Long-Term Fixed Income (85.8%) Value
Capital Goods (9.4%) - continued
Covanta Holding Corporation
$ 1,710,000 5.000%,  9/1/2030 $ 1,395,873
Covert Mergeco, Inc.
965,000 4.875%,  12/1/2029
h
785,240
CP Atlas Buyer, Inc.
1,915,000 7.000%,  12/1/2028
h,i
1,382,975
Crown Cork & Seal Company, Inc.
1,753,000 7.375%,  12/15/2026 1,790,707
GFL Environmental, Inc.
4,440,000 4.000%,  8/1/2028
h
3,663,000
H&E Equipment Services, Inc.
5,130,000 3.875%,  12/15/2028
h
4,148,887
Howard Midstream Energy
Partners, LLC
2,223,000 6.750%,  1/15/2027
h
1,915,122
Howmet Aerospace, Inc.
2,039,000 3.000%,  1/15/2029 1,688,781
JELD-WEN, Inc.
850,000 6.250%,  5/15/2025
h
816,000
Mauser Packaging Solutions
Holding Company
1,815,000 7.250%,  4/15/2025
h
1,583,587
MIWD Holdco II, LLC
969,000 5.500%,  2/1/2030
h
779,815
Mueller Water Products, Inc.
930,000 4.000%,  6/15/2029
h
811,276
Nesco Holdings II, Inc.
1,410,000 5.500%,  4/15/2029
h
1,180,875
New Enterprise Stone and Lime
Company, Inc.
3,153,000 5.250%,  7/15/2028
h
2,591,876
OI European Group BV
2,345,000 4.750%,  2/15/2030
h
1,963,938
Owens-Brockway Glass Container,
Inc.
2,850,000 5.875%,  8/15/2023
h
2,821,500
Pactiv Evergreen Group
1,670,000 4.375%,  10/15/2028
h
1,419,500
PGT Innovations, Inc.
2,199,000 4.375%,  10/1/2029
h
1,733,824
SRM Escrow Issuer, LLC
3,730,000 6.000%,  11/1/2028
h
3,152,708
TransDigm, Inc.
4,275,000 6.250%,  3/15/2026
h
4,120,031
640,000 4.625%,  1/15/2029 515,213
1,815,000 4.875%,  5/1/2029 1,477,483
United Rentals North America, Inc.
1,700,000 3.875%,  2/15/2031 1,434,099
Victors Merger Corporation
1,090,000 6.375%,  5/15/2029
h
664,900
WESCO Distribution, Inc.
2,635,000 7.250%,  6/15/2028
h
2,606,015
Total 69,658,608
Communications Services (10.8%)
Altice France SA
1,380,000 5.125%,  7/15/2029
h
1,041,900
3,179,000 5.500%,  10/15/2029
h
2,428,470
AMC Networks, Inc.
1,580,000 4.750%,  8/1/2025 1,471,833

High Yield Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (85.8%) Value
Communications Services (10.8%) - continued
C&W Senior Financing DAC
$ 525,000 6.875%,  9/15/2027
h
$ 471,188
CCO Holdings, LLC
3,380,000 5.375%,  6/1/2029
h
3,021,179
3,610,000 4.750%,  3/1/2030
h
3,087,453
843,000 4.750%,  2/1/2032
h
690,248
Cengage Learning, Inc.
1,384,000 9.500%,  6/15/2024
h,i
1,280,200
Clear Channel Outdoor Holdings,
Inc.
1,060,000 7.500%,  6/1/2029
h
762,204
Clear Channel Worldwide
Holdings, Inc.
1,819,000 5.125%,  8/15/2027
h
1,535,836
1,799,000 7.750%,  4/15/2028
h
1,308,898
CommScope, Inc.
2,330,000 7.125%,  7/1/2028
h,i
1,770,986
Consolidated Communications,
Inc.
1,817,000 5.000%,  10/1/2028
h
1,452,455
CSC Holdings, LLC
2,925,000 5.375%,  2/1/2028
h
2,530,125
2,365,000 4.125%,  12/1/2030
h
1,844,700
DIRECTV Holdings, LLC
535,000 5.875%,  8/15/2027
h
456,392
DISH DBS Corporation
913,000 5.250%,  12/1/2026
h
715,646
749,000 7.375%,  7/1/2028 509,470
1,271,000 5.750%,  12/1/2028
h
941,061
Entercom Media Corporation
2,814,000 6.500%,  5/1/2027
h
1,674,627
Frontier Communications
Holdings, LLC
898,000 5.875%,  10/15/2027
h
807,394
1,590,000 5.000%,  5/1/2028
h
1,351,500
561,000 8.750%,  5/15/2030
h
567,165
GCI, LLC
3,550,000 4.750%,  10/15/2028
h
3,075,893
Gray Escrow II, Inc.
6,320,000 5.375%,  11/15/2031
h
5,063,774
iHeartCommunications, Inc.
2,621,000 6.375%,  5/1/2026 2,427,701
Iliad Holding SASU
1,996,000 6.500%,  10/15/2026
h
1,796,340
LCPR Senior Secured Financing
DAC
3,357,000 6.750%,  10/15/2027
h
3,131,510
Level 3 Financing, Inc.
1,670,000 4.625%,  9/15/2027
h
1,423,675
1,660,000 4.250%,  7/1/2028
h
1,330,075
Netflix, Inc.
720,000 4.875%,  4/15/2028 677,556
News Corporation
790,000 3.875%,  5/15/2029
h
682,138
Nexstar Escrow Corporation
1,550,000 5.625%,  7/15/2027
h
1,414,375
Radiate Holdco, LLC
1,055,000 6.500%,  9/15/2028
h
815,383
Scripps Escrow II, Inc.
355,000 5.375%,  1/15/2031
h
283,130
Principal
Amount Long-Term Fixed Income (85.8%) Value
Communications Services (10.8%) - continued
Scripps Escrow, Inc.
$ 2,270,000 5.875%,  7/15/2027
h
$ 1,987,306
Sirius XM Radio, Inc.
720,000 3.125%,  9/1/2026
h
642,406
365,000 5.000%,  8/1/2027
h
338,545
1,660,000 4.000%,  7/15/2028
h
1,435,900
890,000 3.875%,  9/1/2031
h
708,663
Sprint Capital Corporation
525,000 6.875%,  11/15/2028 552,048
Sprint Corporation
1,770,000 7.125%,  6/15/2024 1,816,463
6,590,000 7.625%,  2/15/2025 6,868,875
TEGNA, Inc.
2,422,000 4.625%,  3/15/2028 2,264,570
Telesat Canada
1,025,000 4.875%,  6/1/2027
h
599,625
465,000 6.500%,  10/15/2027
h
195,623
Twitter, Inc.
439,000 3.875%,  12/15/2027
h
413,869
United States Cellular Corporation
2,646,000 6.700%,  12/15/2033 2,520,315
Uniti Group, LP
1,395,000 4.750%,  4/15/2028
h
1,147,234
Univision Communications, Inc.
3,059,000 6.625%,  6/1/2027
h
2,912,505
VZ Secured Financing BV
1,821,000 5.000%,  1/15/2032
h
1,511,430
Total 79,757,857
Consumer Cyclical (16.2%)
1011778 B.C., ULC
4,415,000 4.375%,  1/15/2028
h
3,860,035
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
1,898,000 10.500%,  2/15/2028
h
979,634
Allied Universal Finance
Corporation
1,160,000 4.625%,  6/1/2028
h
938,685
Allied Universal Holdco, LLC
1,545,000 6.625%,  7/15/2026
h
1,417,738
1,125,000 4.625%,  6/1/2028
h
927,790
1,060,000 6.000%,  6/1/2029
h
769,742
Allison Transmission, Inc.
3,750,000 3.750%,  1/30/2031
h
3,005,400
American Axle & Manufacturing,
Inc.
2,055,000 6.500%,  4/1/2027
i
1,818,675
Arko Corporation
1,358,000 5.125%,  11/15/2029
h
1,028,722
Ashton Woods USA, LLC
800,000 4.625%,  8/1/2029
h
600,000
BellRing Brands, Inc.
1,398,000 7.000%,  3/15/2030
h
1,317,615
Boyd Gaming Corporation
1,830,000 4.750%,  6/15/2031
h
1,546,387
Boyne USA, Inc.
1,265,000 4.750%,  5/15/2029
h
1,095,414
Brookfield Property REIT, Inc.
1,184,000 5.750%,  5/15/2026
h,i
1,080,400

High Yield Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (85.8%) Value
Consumer Cyclical (16.2%) - continued
Brookfield Residential Properties,
Inc.
$ 135,000 6.250%,  9/15/2027
h
$ 111,908
1,825,000 5.000%,  6/15/2029
h
1,379,828
350,000 4.875%,  2/15/2030
h
254,275
Caesars Entertainment, Inc.
3,114,000 6.250%,  7/1/2025
h
3,001,055
1,420,000 8.125%,  7/1/2027
h
1,372,075
2,919,000 4.625%,  10/15/2029
h
2,269,522
Carnival Corporation
638,000 10.500%,  2/1/2026
h
635,110
2,602,000 7.625%,  3/1/2026
h
2,015,353
2,450,000 5.750%,  3/1/2027
h
1,769,586
Cedar Fair, LP
3,070,000 5.250%,  7/15/2029 2,707,368
Churchill Downs, Inc.
1,065,000 4.750%,  1/15/2028
h
947,850
Cinemark USA, Inc.
2,438,000 5.875%,  3/15/2026
h,i
2,173,916
Cushman & Wakefield US
Borrower, LLC
1,132,000 6.750%,  5/15/2028
h
1,051,345
Empire Communities Corporation
2,870,000 7.000%,  12/15/2025
h
2,267,300
Ford Motor Company
3,271,000 3.250%,  2/12/2032 2,446,381
Ford Motor Credit Company, LLC
2,243,000 2.300%,  2/10/2025 2,013,990
3,140,000 5.125%,  6/16/2025 2,998,449
2,230,000 4.134%,  8/4/2025 2,112,223
3,120,000 3.375%,  11/13/2025 2,809,466
390,000 2.700%,  8/10/2026 332,338
Gap, Inc.
537,000 3.875%,  10/1/2031
h
374,557
Goodyear Tire & Rubber Company
1,405,000 5.000%,  7/15/2029
i
1,163,561
1,140,000 5.250%,  7/15/2031 916,275
Guitar Center Escrow Issuer II, Inc.
600,000 8.500%,  1/15/2026
h
529,500
Hanesbrands, Inc.
1,900,000 4.875%,  5/15/2026
h
1,759,894
Herc Holdings, Inc.
4,660,000 5.500%,  7/15/2027
h
4,254,118
Hilton Domestic Operating
Company, Inc.
1,770,000 4.875%,  1/15/2030 1,599,637
Hilton Grand Vacations Borrower
Escrow, LLC
3,300,000 5.000%,  6/1/2029
h
2,673,000
International Game Technology plc
1,530,000 6.250%,  1/15/2027
h
1,488,116
475,000 5.250%,  1/15/2029
h
430,112
Jacobs Entertainment, Inc.
1,182,000 6.750%,  2/15/2029
h
999,538
KAR Auction Services, Inc.
2,270,000 5.125%,  6/1/2025
h
2,158,566
KB Home
1,880,000 6.875%,  6/15/2027 1,814,350
L Brands, Inc.
1,775,000 5.250%,  2/1/2028 1,497,567
2,485,000 6.625%,  10/1/2030
h
2,146,394
Principal
Amount Long-Term Fixed Income (85.8%) Value
Consumer Cyclical (16.2%) - continued
$ 1,030,000 6.875%,  11/1/2035 $ 836,875
Live Nation Entertainment, Inc.
1,560,000 4.750%,  10/15/2027
h
1,382,971
Macy's Retail Holdings, LLC
2,370,000 5.875%,  4/1/2029
h
2,017,462
Magic MergerCo, Inc.
1,385,000 5.250%,  5/1/2028
h
1,088,568
Mattamy Group Corporation
1,800,000 4.625%,  3/1/2030
h
1,315,465
MGM Resorts International
5,000 5.500%,  4/15/2027 4,488
NCL Corporation, Ltd.
1,576,000 3.625%,  12/15/2024
h
1,310,845
889,000 5.875%,  2/15/2027
h
760,095
New Red Finance, Inc.
1,105,000 4.000%,  10/15/2030
h
886,763
Penn National Gaming, Inc.
1,390,000 4.125%,  7/1/2029
h
1,054,732
PetSmart, Inc./PetSmart Finance
Corporation
3,190,000 7.750%,  2/15/2029
h
2,872,627
Prime Security Services Borrower,
LLC
1,790,000 3.375%,  8/31/2027
h
1,474,513
Realogy Group, LLC
2,865,000 5.750%,  1/15/2029
h
2,172,587
Rite Aid Corporation
807,000 7.500%,  7/1/2025
h
653,670
Royal Caribbean Cruises, Ltd.
2,981,000 9.125%,  6/15/2023
h
2,948,090
2,811,000 4.250%,  7/1/2026
h
1,996,822
Scientific Games International, Inc.
2,610,000 7.250%,  11/15/2029
h
2,447,684
584,000 6.625%,  3/1/2030
h
496,400
SeaWorld Parks and
Entertainment, Inc.
902,000 5.250%,  8/15/2029
h
763,263
Six Flags Theme Parks, Inc.
960,000 7.000%,  7/1/2025
h,i
971,837
Staples, Inc.
1,534,000 10.750%,  4/15/2027
h
1,012,440
Station Casinos, LLC
800,000 4.500%,  2/15/2028
h
675,688
700,000 4.625%,  12/1/2031
h
546,000
Tenneco, Inc.
2,945,000 5.000%,  7/15/2026 2,753,575
900,000 7.875%,  1/15/2029
h
869,782
Travel + Leisure Company
2,630,000 6.625%,  7/31/2026
h
2,493,582
Uber Technologies, Inc.
1,500,000 6.250%,  1/15/2028
h,i
1,387,260
Wabash National Corporation
2,173,000 4.500%,  10/15/2028
h
1,662,345
WASH Multifamily Acquisition, Inc.
1,055,000 5.750%,  4/15/2026
h
994,338
Wyndham Hotels & Resorts, Inc.
1,500,000 4.375%,  8/15/2028
h
1,311,990
Total 120,023,517

High Yield Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (85.8%) Value
Consumer Non-Cyclical (14.0%)
Albertson's Companies, Inc.
$ 1,650,000 4.625%,  1/15/2027
h
$ 1,473,978
3,850,000 5.875%,  2/15/2028
h
3,598,325
1,516,000 3.500%,  3/15/2029
h
1,226,920
Aramark Services, Inc.
270,000 6.375%,  5/1/2025
h
264,154
2,885,000 5.000%,  2/1/2028
h
2,614,416
Avantor Funding, Inc.
3,004,000 4.625%,  7/15/2028
h
2,753,767
Bausch Health Companies, Inc.
850,000 5.500%,  11/1/2025
h
746,542
1,449,000 9.000%,  12/15/2025
h
1,070,594
4,322,000 5.000%,  1/30/2028
h
2,301,465
1,833,000 4.875%,  6/1/2028
h
1,434,396
2,520,000 6.250%,  2/15/2029
h
1,341,144
Centene Corporation
1,560,000 4.250%,  12/15/2027 1,456,213
962,000 4.625%,  12/15/2029 897,065
920,000 3.375%,  2/15/2030 780,206
300,000 3.000%,  10/15/2030 248,625
800,000 2.625%,  8/1/2031 636,400
Central Garden & Pet Company
2,290,000 4.125%,  10/15/2030 1,878,968
Chobani, LLC/Chobani Finance
Corporation, Inc.
2,183,000 4.625%,  11/15/2028
h
1,844,635
CHS/Community Health Systems,
Inc.
781,000 4.750%,  2/15/2031
h
571,808
Community Health Systems, Inc.
1,561,000 8.000%,  3/15/2026
h
1,421,587
1,605,000 5.625%,  3/15/2027
h
1,358,424
455,000 6.000%,  1/15/2029
h
376,931
1,931,000 6.875%,  4/15/2029
h,i
1,245,495
Coty, Inc.
2,232,000 5.000%,  4/15/2026
h
2,045,070
Darling Ingredients, Inc.
527,000 6.000%,  6/15/2030
h
525,234
DaVita, Inc.
1,452,000 4.625%,  6/1/2030
h
1,132,360
Edgewell Personal Care Company
1,500,000 5.500%,  6/1/2028
h
1,364,850
Embecta Corporation
1,200,000 5.000%,  2/15/2030
h
1,007,323
Encompass Health Corporation
3,700,000 4.500%,  2/1/2028 3,167,567
Energizer Holdings, Inc.
2,290,000 4.750%,  6/15/2028
h
1,817,619
HCA, Inc.
2,071,000 5.375%,  2/1/2025 2,060,148
Herbalife Nutrition, Ltd.
1,461,000 7.875%,  9/1/2025
h
1,318,845
HFC Prestige Products, Inc.
1,944,000 4.750%,  1/15/2029
h
1,668,593
HLF Financing SARL, LLC
2,690,000 4.875%,  6/1/2029
h
1,856,100
Kraft Heinz Foods Company
1,253,000 3.750%,  4/1/2030 1,155,222
Mattel, Inc.
2,665,000 3.375%,  4/1/2026
h
2,444,938
1,250,000 5.875%,  12/15/2027
h
1,221,950
Principal
Amount Long-Term Fixed Income (85.8%) Value
Consumer Non-Cyclical (14.0%) - continued
Molina Healthcare, Inc.
$ 1,730,000 4.375%,  6/15/2028
h
$ 1,545,359
Mozart Debt Merger Sub, Inc.
1,981,000 3.875%,  4/1/2029
h
1,687,237
1,846,000 5.250%,  10/1/2029
h,i
1,516,120
Organon & Company
2,638,000 4.125%,  4/30/2028
h
2,334,630
Owens & Minor, Inc.
1,483,000 6.625%,  4/1/2030
h
1,354,676
Par Pharmaceutical, Inc.
2,925,000 7.500%,  4/1/2027
h
2,223,000
Performance Food Group, Inc.
1,267,000 4.250%,  8/1/2029
h
1,057,945
Perrigo Finance Unlimited
Company
2,644,000 4.375%,  3/15/2026 2,498,990
Pilgrim's Pride Corporation
1,163,000 5.875%,  9/30/2027
h
1,113,572
2,807,000 3.500%,  3/1/2032
h
2,192,969
Post Holdings, Inc.
1,571,000 5.750%,  3/1/2027
h
1,521,906
821,000 5.625%,  1/15/2028
h
779,293
815,000 5.500%,  12/15/2029
h
728,594
1,800,000 4.500%,  9/15/2031
h
1,472,130
Prime Security Services Borrower,
LLC/Prime Finance Inc.
4,875,000 5.750%,  4/15/2026
h
4,545,937
Primo Water Holdings, Inc.
600,000 4.375%,  4/30/2029
h
490,038
SEG Holding, LLC
3,430,000 5.625%,  10/15/2028
h
3,073,623
Simmons Foods, Inc.
3,535,000 4.625%,  3/1/2029
h
2,988,489
Spectrum Brands, Inc.
1,730,000 5.000%,  10/1/2029
h
1,496,000
770,000 5.500%,  7/15/2030
h
692,968
Syneos Health, Inc.
1,645,000 3.625%,  1/15/2029
h
1,393,033
Tenet Healthcare Corporation
1,975,000 4.875%,  1/1/2026
h
1,817,000
1,503,000 6.250%,  2/1/2027
h
1,383,384
3,910,000 5.125%,  11/1/2027
h
3,519,000
Teva Pharmaceutical Finance
Netherlands III BV
3,132,000 3.150%,  10/1/2026 2,568,240
TreeHouse Foods, Inc.
2,354,000 4.000%,  9/1/2028 1,917,898
United Natural Foods, Inc.
1,666,000 6.750%,  10/15/2028
h,i
1,556,946
Total 103,796,854
Energy (11.2%)
Antero Resources Corporation
692,000 8.375%,  7/15/2026
h
731,790
1,140,000 5.375%,  3/1/2030
h
1,039,475
Archrock Partners, LP/Archrock
Partners Finance Corporation
930,000 6.250%,  4/1/2028
h
823,329
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
1,190,000 6.625%,  7/15/2026
h
1,071,076

High Yield Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (85.8%) Value
Energy (11.2%) - continued
Buckeye Partners, LP
$ 925,000 4.125%,  12/1/2027 $ 786,250
1,730,000 4.500%,  3/1/2028
h
1,456,875
Callon Petroleum Company
2,029,000 6.375%,  7/1/2026
i
1,871,752
965,000 7.500%,  6/15/2030
h
887,935
Cheniere Energy Partners, LP
2,285,000 4.500%,  10/1/2029 2,039,819
268,000 3.250%,  1/31/2032
h
211,050
Chesapeake Energy Corporation
1,070,000 6.750%,  4/15/2029
h
1,034,722
Chesapeake Escrow Issuer, LLC
1,320,000 5.500%,  2/1/2026
h
1,257,010
Comstock Resources, Inc.
2,810,000 5.875%,  1/15/2030
h
2,416,600
CrownRock Finance, Inc.
1,700,000 5.625%,  10/15/2025
h
1,598,000
DT Midstream, Inc.
1,310,000 4.125%,  6/15/2029
h
1,110,225
610,000 4.375%,  6/15/2031
h
510,875
Endeavor Energy Resources, LP
1,020,000 6.625%,  7/15/2025
h
1,024,999
1,055,000 5.750%,  1/30/2028
h
1,005,046
EnLink Midstream, LLC
2,645,000 5.625%,  1/15/2028
h
2,426,172
EQT Corporation
530,000 3.125%,  5/15/2026
h
496,244
1,310,000 3.900%,  10/1/2027 1,219,073
Ferrellgas, LP
1,456,000 5.375%,  4/1/2026
h
1,264,077
Harvest Midstream, LP
3,356,000 7.500%,  9/1/2028
h
3,152,059
Hess Midstream Operations, LP
790,000 5.625%,  2/15/2026
h
752,475
1,605,000 4.250%,  2/15/2030
h
1,344,131
Hilcorp Energy I, LP
1,065,000 6.000%,  2/1/2031
h
915,900
Hilcorp Energy I, LP/Hilcorp
Finance Company
2,274,000 5.750%,  2/1/2029
h
1,996,889
1,350,000 6.250%,  4/15/2032
h
1,185,556
Holly Energy Partners, LP/Holly
Energy Finance Corporation
1,100,000 6.375%,  4/15/2027
h
1,035,386
ITT Holdings, LLC
1,605,000 6.500%,  8/1/2029
h
1,284,000
Laredo Petroleum, Inc.
2,775,000 7.750%,  7/31/2029
h,i
2,503,549
MEG Energy Corporation
1,974,000 7.125%,  2/1/2027
h
1,987,976
Murphy Oil Corporation
1,495,000 5.875%,  12/1/2027 1,395,209
Nabors Industries, Ltd.
1,770,000 7.250%,  1/15/2026
h
1,569,724
NuStar Logistics, LP
425,000 5.750%,  10/1/2025 397,375
Oasis Petroleum, Inc.
970,000 6.375%,  6/1/2026
h
897,250
Occidental Petroleum Corporation
1,795,000 8.000%,  7/15/2025 1,889,238
Principal
Amount Long-Term Fixed Income (85.8%) Value
Energy (11.2%) - continued
$ 620,000 8.500%,  7/15/2027 $ 682,260
Patterson-UTI Energy, Inc.
1,065,000 3.950%,  2/1/2028 885,869
530,000 5.150%,  11/15/2029 454,425
PBF Holding Company, LLC
1,215,000 9.250%,  5/15/2025
h
1,271,194
Precision Drilling Corporation
1,405,000 6.875%,  1/15/2029
h
1,257,475
Range Resources Corporation
930,000 4.875%,  5/15/2025 907,122
2,503,000 4.750%,  2/15/2030
h,i
2,244,765
Rockcliff Energy II, LLC
2,280,000 5.500%,  10/15/2029
h
2,074,732
Sanchez Energy Corporation
3,740,000 0.000%,  2/15/2023
c,f,g
4
SM Energy Company
930,000 5.625%,  6/1/2025 878,850
1,992,000 6.750%,  9/15/2026 1,879,178
Southwestern Energy Company
1,065,000 8.375%,  9/15/2028 1,122,244
2,235,000 5.375%,  2/1/2029 2,073,186
1,037,000 4.750%,  2/1/2032 886,142
Sunoco, LP
1,200,000 4.500%,  5/15/2029 989,141
850,000 4.500%,  4/30/2030
h
686,276
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
2,445,000 5.500%,  1/15/2028
h
2,078,666
Targa Resources Partners, LP
1,585,000 6.500%,  7/15/2027 1,623,611
Teine Energy, Ltd.
1,070,000 6.875%,  4/15/2029
h
995,100
Transocean, Inc.
3,037,000 11.500%,  1/30/2027
h
2,850,619
USA Compression Partners, LP
1,168,000 6.875%,  4/1/2026 1,062,530
800,000 6.875%,  9/1/2027 710,000
Venture Global Calcasieu Pass,
LLC
2,490,000 3.875%,  8/15/2029
h
2,178,065
1,280,000 4.125%,  8/15/2031
h
1,093,786
W&T Offshore, Inc.
800,000 9.750%,  11/1/2023
h
762,000
Weatherford International, Ltd.
2,203,000 8.625%,  4/30/2030
h
1,828,019
Western Gas Partners, LP
1,146,000 4.650%,  7/1/2026 1,080,105
Total 83,144,475
Financials (8.0%)
Alliant Holdings Intermediate, LLC
1,056,000 6.750%,  10/15/2027
h
937,073
Altice Financing SA
1,125,000 5.750%,  8/15/2029
h
902,812
American Finance Trust, Inc.
2,630,000 4.500%,  9/30/2028
h
2,064,550
Canpack SA/Canpack US LLC
1,330,000 3.125%,  11/1/2025
h
1,156,327

High Yield Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (85.8%) Value
Financials (8.0%) - continued
Charles Schwab Corporation
$ 1,820,000 4.000%,  6/1/2026
b,k
$ 1,542,741
Credit Acceptance Corporation
1,580,000 5.125%,  12/31/2024
*
1,488,356
Drawbridge Special Opportunities
Fund, LP
5,135,000 3.875%,  2/15/2026
h
4,707,901
Fortress Transportation and
Infrastructure Investors, LLC
2,313,000 6.500%,  10/1/2025
h
2,182,339
700,000 9.750%,  8/1/2027
h
684,182
800,000 5.500%,  5/1/2028
h
660,332
Genworth Mortgage Holdings, Inc.
1,142,000 6.500%,  8/15/2025
h
1,077,043
Global Net Lease, Inc.
3,890,000 3.750%,  12/15/2027
h
3,250,836
HUB International, Ltd.
802,000 7.000%,  5/1/2026
h
754,201
1,556,000 5.625%,  12/1/2029
h
1,285,338
Icahn Enterprises, LP
3,622,000 4.750%,  9/15/2024 3,380,437
2,390,000 6.250%,  5/15/2026 2,237,422
1,145,000 5.250%,  5/15/2027 1,014,287
iStar, Inc.
145,000 4.250%,  8/1/2025 133,916
2,130,000 5.500%,  2/15/2026 1,996,106
Jefferies Finance, LLC
1,298,000 5.000%,  8/15/2028
h
1,067,605
MPT Operating Partnership, LP
2,445,000 4.625%,  8/1/2029 2,145,488
Nationstar Mortgage Holdings,
Inc.
1,480,000 6.000%,  1/15/2027
h
1,283,811
Navient Corporation
1,665,000 6.750%,  6/25/2025 1,502,230
OneMain Finance Corporation
1,192,000 6.875%,  3/15/2025 1,129,730
2,310,000 7.125%,  3/15/2026 2,134,971
800,000 3.500%,  1/15/2027 640,000
2,090,000 6.625%,  1/15/2028 1,867,958
1,298,000 4.000%,  9/15/2030 962,143
PennyMac Financial Services, Inc.
938,000 4.250%,  2/15/2029
h
689,430
Playtika Holding Corporation
1,843,000 4.250%,  3/15/2029
h
1,520,475
PRA Group, Inc.
1,100,000 7.375%,  9/1/2025
h
1,069,750
Service Properties Trust
1,758,000 4.650%,  3/15/2024 1,510,699
2,240,000 7.500%,  9/15/2025 2,052,400
SLM Corporation
600,000 4.200%,  10/29/2025 543,575
Trivium Packaging Finance
1,210,000 5.500%,  8/15/2026
h
1,143,099
530,000 8.500%,  8/15/2027
h
496,930
United Wholesale Mortgage, LLC
1,200,000 5.500%,  4/15/2029
h
918,780
VICI Properties, LP/VICI Note
Company, Inc.
2,600,000 5.750%,  2/1/2027
h
2,467,140
2,050,000 3.750%,  2/15/2027
h
1,803,124
Principal
Amount Long-Term Fixed Income (85.8%) Value
Financials (8.0%) - continued
XHR, LP
$ 840,000 4.875%,  6/1/2029
h
$ 720,600
Total 59,126,137
Technology (5.6%)
Black Knight InfoServ, LLC
2,324,000 3.625%,  9/1/2028
h
2,019,138
CommScope Technologies
Finance, LLC
2,442,000 6.000%,  6/15/2025
h
2,112,330
Everi Holdings, Inc.
1,065,000 5.000%,  7/15/2029
h
899,925
Gartner, Inc.
5,000 3.750%,  10/1/2030
h
4,256
II-VI, Inc.
902,000 5.000%,  12/15/2029
h
786,995
Iron Mountain, Inc.
3,415,000 5.250%,  3/15/2028
h
3,065,611
890,000 5.000%,  7/15/2028
h
788,261
1,560,000 5.250%,  7/15/2030
h
1,356,256
1,840,000 4.500%,  2/15/2031
h
1,503,547
Minerva Merger Sub, Inc.
2,292,000 6.500%,  2/15/2030
h,i
1,906,004
MSCI, Inc.
2,385,000 3.250%,  8/15/2033
h
1,901,060
NCR Corporation
4,095,000 5.750%,  9/1/2027
h
3,634,435
Nielsen Finance, LLC
1,390,000 4.500%,  7/15/2029
h
1,255,706
Open Text Corporation
5,000 4.125%,  2/15/2030
h
4,325
PTC, Inc.
390,000 3.625%,  2/15/2025
h
368,855
1,045,000 4.000%,  2/15/2028
h
944,332
Rackspace Technology Global,
Inc.
1,035,000 3.500%,  2/15/2028
h
810,907
855,000 5.375%,  12/1/2028
h
558,717
Seagate HDD Cayman
3,631,000 4.091%,  6/1/2029 3,122,660
2,805,000 3.375%,  7/15/2031 2,179,962
Sensata Technologies, Inc.
2,420,000 3.750%,  2/15/2031
h
1,939,533
Shift4 Payments, LLC
960,000 4.625%,  11/1/2026
h
849,590
SS&C Technologies, Inc.
3,890,000 5.500%,  9/30/2027
h
3,627,658
Switch, Ltd.
2,550,000 3.750%,  9/15/2028
h
2,522,333
Unisys Corporation
1,690,000 6.875%,  11/1/2027
h
1,475,593
Viavi Solutions, Inc.
1,662,000 3.750%,  10/1/2029
h
1,391,952
Total 41,029,941
Transportation (2.2%)
AerCap Holdings NV
2,460,000 5.875%,  10/10/2079
b
2,107,302

High Yield Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (85.8%) Value
Transportation (2.2%) - continued
American Airlines, Inc.
$ 1,500,000 11.750%,  7/15/2025
h
$ 1,552,350
1,604,000 5.500%,  4/20/2026
h
1,473,731
Avis Budget Car Rental, LLC
1,870,000 5.375%,  3/1/2029
h,i
1,555,492
Delta Air Lines, Inc.
877,000 7.000%,  5/1/2025
h
887,689
376,000 7.375%,  1/15/2026 375,417
Hawaiian Brand Intellectual
Property, Ltd.
423,000 5.750%,  1/20/2026
h
379,093
Hertz Corporation
1,556,000 4.625%,  12/1/2026
h
1,300,940
1,868,000 5.000%,  12/1/2029
h
1,438,360
Spirit Loyalty Cayman, Ltd.
450,000 8.000%,  9/20/2025
h
461,822
United Airlines, Inc.
1,165,000 4.375%,  4/15/2026
h
1,026,563
1,363,000 4.625%,  4/15/2029
h
1,156,192
VistaJet Malta Finance plc
1,820,000 6.375%,  2/1/2030
h
1,456,000
XPO Logistics, Inc.
913,000 6.250%,  5/1/2025
h
906,152
Total 16,077,103
Utilities (3.2%)
Calpine Corporation
1,670,000 4.500%,  2/15/2028
h
1,516,155
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
2,275,000 5.500%,  6/15/2031
h
1,937,253
Edison International
1,345,000 5.000%,  12/15/2026
b,k
1,070,123
Leeward Renewable Energy
Operations, LLC
1,065,000 4.250%,  7/1/2029
h
849,215
NextEra Energy Operating
Partners, LP
2,792,000 3.875%,  10/15/2026
h
2,554,680
NRG Energy, Inc.
1,580,000 3.375%,  2/15/2029
h
1,274,128
1,340,000 5.250%,  6/15/2029
h
1,195,950
PG&E Corporation
2,069,000 5.000%,  7/1/2028 1,745,988
Suburban Propane Partners, LP
3,195,000 5.875%,  3/1/2027 3,013,556
Sunnova Energy Corporation
1,070,000 5.875%,  9/1/2026
h,i
930,908
Terraform Global Operating, LLC
2,660,000 6.125%,  3/1/2026
h
2,528,138
TerraForm Power Operating, LLC
3,345,000 5.000%,  1/31/2028
h
3,029,700
Vistra Corporation
2,062,000 7.000%,  12/15/2026
b,h,k
1,871,265
Principal
Amount Long-Term Fixed Income (85.8%) Value
Utilities (3.2%) - continued
Vistra Operations Company, LLC
$ 290,000 5.000%,  7/31/2027
h
$ 263,642
Total 23,780,701
Total Long-Term Fixed Income
(cost $734,933,516) 634,863,513
Shares
Registered Investment
Companies ( 5.3% ) Value
Unaffiliated  (5.3%)
113,994 iShares S&P U.S. Preferred Stock
Index Fund
i
3,748,123
1,454,481 SPDR Bloomberg Short Term High
Yield Bond ETF
i
35,082,082
Total 38,830,205
Total Registered Investment
Companies (cost $41,116,130) 38,830,205
Shares
Collateral Held for Securities
Loaned ( 4.1% ) Value
30,409,422 Thrivent Cash Management Trust 30,409,422
Total Collateral Held for
Securities Loaned
(cost $30,409,422) 30,409,422
Shares Common Stock ( 0.2% ) Value
Communications Services (0.2%)
85,655 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
l
1,306,239
Total 1,306,239
Energy (<0.1%)
12,877 California Resources Corporation,
Warrants (Expires 10/27/2024)
l
132,247
10,105 Noble Corporation, Warrants
(Expires 02/05/2028)
l
118,733
10,105 Noble Corporation, Warrants
(Expires 02/05/2028)
l
111,155
Total 362,135
Total Common Stock
(cost $936,366) 1,668,374
Shares or
Principal
Amount Short-Term Investments ( 2.5% ) Value
Federal Home Loan Bank Discount
Notes
400,000 0.730%, 7/8/2022
m,n
399,892
Thrivent Core Short-Term Reserve
Fund
1,844,628 1.630% 18,446,279
Total Short-Term Investments
(cost $18,836,628) 18,846,171
Total Investments (cost
$866,302,634) 102.9% $761,478,021
Other Assets and Liabilities, Net
(2.9%) (21,543,888)
Total Net Assets 100.0% $739,934,133

High Yield Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
June 30, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Defaulted security.  Interest is not being accrued.
g In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2022, the value of these investments was $483,563,112 or 65.4%
of total net assets.
i All or a portion of the security is on loan.
j Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of June 30, 2022.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l Non-income producing security.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in High Yield
Portfolio as of June 30, 2022 was $1,511,369 or 0.20% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of June 30, 2022.
Security
Acquisition
Date Cost
Abengoa Abenewco 2 Bis SA,
Convertible, 4/26/2024 4/26/2019 $ 563,723
ACN 113 874 712, Pty. Ltd.,
2/15/2018 2/9/2011 3,026,704
Credit Acceptance Corporation,
12/31/2024 12/9/2019 1,590,767
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Portfolio as of
June 30, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 20,597,989
Common Stock 8,425,032
Total lending $29,023,021
Gross amount payable upon return of
collateral for securities loaned $30,409,422
Net amounts due to counterparty $1,386,401
Definitions:
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 2,886,255
Gross unrealized depreciation (112,017,260)
Net unrealized appreciation (depreciation) $ (109,131,005)
Cost for federal income tax purposes $ 870,609,026

High Yield Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2022, in valuing High Yield Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Capital Goods 6,259,059 – 3,154,847 3,104,212
Communications Services 11,088,966 – 11,088,966 –
Consumer Cyclical 1,455,918 – 1,455,918 –
Consumer Non-Cyclical 5,161,506 – 5,161,506 –
Energy 1,886,336 – 1,886,336 –
Financials 2,184,489 – 2,184,489 –
Technology 4,003,481 – 4,003,481 –
Transportation 4,820,581 – 3,884,731 935,850
Long-Term Fixed Income
Basic Materials 38,468,320 – 38,468,320 –
Capital Goods 69,658,608 – 69,658,608 –
Communications Services 79,757,857 – 79,757,857 –
Consumer Cyclical 120,023,517 – 120,023,517 –
Consumer Non-Cyclical 103,796,854 – 103,796,854 –
Energy 83,144,475 – 83,144,471 4
Financials 59,126,137 – 59,126,137 –
Technology 41,029,941 – 41,029,941 –
Transportation 16,077,103 – 16,077,103 –
Utilities 23,780,701 – 23,780,701 –
Registered Investment Companies
Unaffiliated 38,830,205 38,830,205 – –
Common Stock
Communications Services 1,306,239 – 1,306,239 –
Energy 362,135 132,247 229,888 –
Short-Term Investments 399,892 – 399,892 –
Subtotal Investments in Securities $712,622,320 $38,962,452 $669,619,802 $4,040,066
Other Investments  * Total
Affiliated Short-Term Investments 18,446,279
Collateral Held for Securities Loaned 30,409,422
Subtotal Other Investments $48,855,701
Total Investments at Value $761,478,021
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2022, for High
Yield Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 1,718,885
Total Interest Rate Contracts
1,718,885
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 164,718
Total Credit Contracts
164,718
Total $1,883,603

High Yield Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2022, for High Yield Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 124,823
Total Interest Rate Contracts 124,823
Total $124,823
The following table presents High Yield Portfolio's average volume of derivative activity during the period ended June 30, 2022.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Short ($17,444,334)
Credit Contracts
Credit Default Swaps - Buy Protection (178,780)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
6/30/2022
Shares Held at
6/30/2022
% of Net
Assets
6/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% $5,027 $139,929 $126,510 $18,446 1,845 2.5%
Total Affiliated Short-Term Investments 5,027 18,446 2.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 29,981 267,866 267,438 30,409 30,409 4.1
Total Collateral Held for Securities Loaned 29,981 30,409 4.1
Total Value $35,008 $48,855
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 6/30/2022
Affiliated Registered Investment Companies
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% $3 $(3) $ – $58
Total Income/Non Income Cash from Affiliated
Investments $58
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 128
Total Affiliated Income from Securities Loaned, Net $128
Total Value $3 $(3) $ –

Income Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 0.2% )
a
Value
Consumer Cyclical (0.1%)
Golden Entertainment, Inc., Term
Loan
$ 480,469
4.630%,  (LIBOR 1M +
3.000%), 10/20/2024
b
$ 467,107
LCPR Loan Financing, LLC, Term
Loan
375,000
5.074%,  (LIBOR 1M +
3.750%), 10/15/2028
b
361,406
Tenneco, Inc., Term Loan
491,094
4.666%,  (LIBOR 1M +
3.000%), 10/1/2025
b
471,450
Total 1,299,963
Consumer Non-Cyclical (0.1%)
Global Medical Response, Inc.,
Term Loan
186,239
5.916%,  (LIBOR 1M +
4.250%), 3/14/2025
b
172,854
545,844
5.250%,  (LIBOR 1M +
4.250%), 10/2/2025
b
506,614
Prime Security Services Borrower,
LLC, Term Loan
399,937
3.560%,  (LIBOR 1M +
2.750%), 9/23/2026
b
372,526
Total 1,051,994
Total Bank Loans
(cost $2,455,007) 2,351,957
Principal
Amount Long-Term Fixed Income ( 94.0% ) Value
Asset-Backed Securities (3.1%)
Ares XL CLO, Ltd.
4,250,000
2.844%,  (LIBOR 3M +
1.800%), 1/15/2029, Ser.
2016-40A, Class BRR
b,c
3,994,847
Atrium IX
3,600,000
3.598%,  (LIBOR 3M +
2.000%), 5/28/2030, Ser. 9A,
Class CR2
b,c
3,398,483
Benefit Street Partners CLO II, Ltd.
3,600,000
2.944%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,c
3,436,221
CarVal CLO II, Ltd.
3,600,000
3.063%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,c
3,369,280
Galaxy XXIII CLO, Ltd.
1,200,000
2.884%,  (LIBOR 3M +
1.700%), 4/24/2029, Ser.
2017-23A, Class C1R
b,c
1,124,656
Magnetite XII, Ltd.
3,200,000
2.144%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
b,c
3,129,792
OCP CLO, Ltd.
5,125,000
3.044%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,c
4,807,352
Principal
Amount Long-Term Fixed Income (94.0%) Value
Asset-Backed Securities (3.1%) - continued
Octagon Investment Partners 31,
LLC
$ 3,200,000
4.463%,  (LIBOR 3M +
3.400%), 7/20/2030, Ser.
2017-1A, Class DR
b,c
$ 2,902,736
Octagon Investment Partners XVI,
Ltd.
2,600,000
2.444%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,c
2,500,568
Sound Point CLO XV, Ltd.
6,400,000
2.684%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2017-1A, Class BR
b,c
6,211,264
Sound Point CLO, Ltd.
3,200,000
3.313%,  (LIBOR 3M +
2.250%), 1/20/2032, Ser.
2019-1A, Class CR
b,c
2,989,731
Stratus CLO, Ltd.
4,250,000
1.841%,  (LIBOR 3M +
1.750%), 12/29/2029, Ser.
2021-1A, Class C
b,c
3,956,491
Total 41,821,421
Basic Materials (2.4%)
Alcoa Nederland Holding BV
240,000 5.500%,  12/15/2027
c
227,400
Anglo American Capital plc
2,200,000 3.625%,  9/11/2024
c
2,157,494
2,550,000 4.750%,  4/10/2027
c
2,519,193
Cleveland-Cliffs, Inc.
160,000 4.625%,  3/1/2029
c,d
141,200
Freeport-McMoRan, Inc.
320,000 4.125%,  3/1/2028 297,046
1,850,000 5.250%,  9/1/2029 1,766,750
7,295,000 4.625%,  8/1/2030 6,768,155
Glencore Funding, LLC
1,800,000 3.375%,  9/23/2051
c
1,227,110
4,559,000 4.000%,  3/27/2027
c
4,383,725
2,700,000 2.500%,  9/1/2030
c
2,199,483
International Flavors and
Fragrances, Inc.
4,000,000 3.468%,  12/1/2050
c
2,914,247
OCI NV
258,000 4.625%,  10/15/2025
c
249,026
Olin Corporation
320,000 5.125%,  9/15/2027 294,136
Syngenta Finance NV
1,675,000 4.441%,  4/24/2023
c
1,688,572
4,910,000 5.182%,  4/24/2028
c
4,970,228
Total 31,803,765
Capital Goods (3.8%)
Amsted Industries, Inc.
260,000 5.625%,  7/1/2027
c
244,400
BAE Systems plc
2,550,000 3.400%,  4/15/2030
c
2,327,772
2,600,000 1.900%,  2/15/2031
c
2,091,430
Boeing Company
6,650,000 5.930%,  5/1/2060 6,054,292
5,200,000 3.250%,  2/1/2028 4,646,805

Income Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.0%) Value
Capital Goods (3.8%) - continued
$ 1,600,000 5.150%,  5/1/2030 $ 1,535,805
5,000,000 5.705%,  5/1/2040 4,663,833
Carrier Global Corporation
3,000,000 2.722%,  2/15/2030 2,590,297
1,550,000 2.700%,  2/15/2031 1,311,389
3,100,000 3.377%,  4/5/2040 2,430,151
Crown Cork & Seal Company, Inc.
640,000 7.375%,  12/15/2026 653,766
General Electric Company
3,950,000
5.159%,  (LIBOR 3M +
3.330%), 9/15/2022
b,e
3,460,990
GFL Environmental, Inc.
320,000 3.500%,  9/1/2028
c
274,400
Howmet Aerospace, Inc.
9,000 6.875%,  5/1/2025 9,246
4,750,000 3.000%,  1/15/2029 3,934,140
2,400,000 5.950%,  2/1/2037 2,263,200
Huntington Ingalls Industries, Inc.
1,900,000 3.844%,  5/1/2025 1,870,760
Northrop Grumman Corporation
2,250,000 3.250%,  1/15/2028 2,138,674
Owens-Brockway Glass Container,
Inc.
450,000 5.875%,  8/15/2023
c
445,500
Raytheon Technologies
Corporation
2,200,000 4.125%,  11/16/2028 2,171,116
1,925,000 4.450%,  11/16/2038 1,836,098
Textron, Inc.
630,000 3.875%,  3/1/2025 624,808
2,560,000 3.650%,  3/15/2027 2,467,718
United Rentals North America, Inc.
640,000 4.000%,  7/15/2030 547,123
Total 50,593,713
Collateralized Mortgage Obligations (<0.1%)
GMAC Mortgage Corporation
Loan Trust
140,319
2.124%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,f
72,769
Wachovia Mortgage Loan Trust,
LLC
163,943
2.548%,  5/20/2036, Ser.
2006-A, Class 2A1
b
163,357
Total 236,126
Communications Services (7.4%)
American Tower Corporation
1,810,000 3.125%,  1/15/2027 1,679,875
3,100,000 1.875%,  10/15/2030 2,411,681
AT&T, Inc.
5,208,000 3.650%,  9/15/2059 3,900,521
2,481,000 4.300%,  2/15/2030 2,421,210
2,250,000 2.750%,  6/1/2031 1,942,893
4,487,000 2.550%,  12/1/2033 3,640,005
3,190,000 4.300%,  12/15/2042 2,780,809
1,700,000 4.500%,  3/9/2048 1,506,413
CCO Holdings Capital Corporation
4,500,000 5.000%,  2/1/2028
c
4,152,150
Principal
Amount Long-Term Fixed Income (94.0%) Value
Communications Services (7.4%) - continued
CCO Holdings, LLC
$ 190,000 5.500%,  5/1/2026
c
$ 185,385
320,000 4.750%,  3/1/2030
c
273,680
260,000 4.500%,  8/15/2030
c
215,872
Charter Communications
Operating, LLC
3,750,000 4.800%,  3/1/2050 2,971,350
2,800,000 4.908%,  7/23/2025 2,806,496
2,450,000 6.384%,  10/23/2035 2,463,998
2,500,000 3.500%,  6/1/2041 1,749,751
Comcast Corporation
3,198,000 2.887%,  11/1/2051 2,284,553
2,650,000 4.600%,  10/15/2038 2,569,475
2,700,000 4.650%,  7/15/2042 2,580,302
Cox Communications, Inc.
2,700,000 3.350%,  9/15/2026
c
2,581,201
Discovery Communications, LLC
1,600,000 4.900%,  3/11/2026 1,607,023
Magallanes, Inc.
3,300,000 5.141%,  3/15/2052
c
2,769,855
3,600,000 5.050%,  3/15/2042
c
3,062,844
Netflix, Inc.
1,200,000 4.875%,  4/15/2028 1,129,260
3,731,000 5.875%,  11/15/2028 3,647,836
1,800,000 6.375%,  5/15/2029 1,817,910
4,300,000 4.875%,  6/15/2030
c
3,935,553
Omnicom Group, Inc.
1,300,000 4.200%,  6/1/2030 1,241,857
Paramount Global
3,200,000 4.375%,  3/15/2043 2,474,900
SBA Communications Corporation
320,000 3.125%,  2/1/2029 261,920
Sirius XM Radio, Inc.
640,000 4.125%,  7/1/2030
c
534,522
Sprint Capital Corporation
230,000 6.875%,  11/15/2028 241,850
4,800,000 8.750%,  3/15/2032 5,776,704
Sprint Corporation
570,000 7.125%,  6/15/2024 584,963
T-Mobile USA, Inc.
5,400,000 3.400%,  10/15/2052
c
3,987,733
2,400,000 3.750%,  4/15/2027 2,311,007
1,800,000 3.500%,  4/15/2031 1,554,174
1,800,000 3.000%,  2/15/2041 1,342,426
VeriSign, Inc.
640,000 4.750%,  7/15/2027 626,208
Verizon Communications, Inc.
4,000,000 3.875%,  3/1/2052 3,351,445
2,600,000 4.000%,  3/22/2050 2,246,867
2,400,000 2.100%,  3/22/2028 2,131,732
1,591,000 1.680%,  10/30/2030 1,282,210
4,200,000 3.400%,  3/22/2041 3,418,955
Walt Disney Company
1,900,000 7.625%,  11/30/2028 2,236,733
Total 98,694,107
Consumer Cyclical (6.8%)
Amazon.com, Inc.
1,300,000 3.950%,  4/13/2052 1,201,104
5,400,000 3.100%,  5/12/2051 4,252,305

Income Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.0%) Value
Consumer Cyclical (6.8%) - continued
Caesars Entertainment, Inc.
$ 320,000 6.250%,  7/1/2025
c
$ 308,394
Cedar Fair, LP
320,000 5.250%,  7/15/2029
d
282,201
Choice Hotels International, Inc.
3,100,000 3.700%,  1/15/2031 2,747,539
Daimler Trucks Finance North
America, LLC
4,500,000 2.375%,  12/14/2028
c
3,874,032
Darden Restaurants, Inc.
3,600,000 3.850%,  5/1/2027 3,461,973
Expedia Group, Inc.
7,800,000 3.250%,  2/15/2030 6,505,036
Ford Motor Credit Company, LLC
3,300,000 4.063%,  11/1/2024 3,130,686
700,000 2.900%,  2/10/2029 548,968
General Motors Company
5,425,000 6.800%,  10/1/2027 5,711,781
6,030,000 5.000%,  4/1/2035 5,373,301
General Motors Financial
Company, Inc.
1,900,000 1.500%,  6/10/2026 1,657,601
2,800,000 2.700%,  6/10/2031 2,206,148
GLP Capital, LP
2,500,000 3.250%,  1/15/2032 2,003,676
Hanesbrands, Inc.
640,000 4.625%,  5/15/2024
c
626,502
Home Depot, Inc.
2,680,000 4.250%,  4/1/2046 2,515,451
Hyundai Capital America
2,800,000 2.375%,  10/15/2027
c
2,463,113
2,750,000 1.800%,  1/10/2028
c
2,321,003
Kohl's Corporation
3,150,000 3.375%,  5/1/2031
d
2,731,867
3,100,000 5.550%,  7/17/2045 2,612,544
Lennar Corporation
1,900,000 4.500%,  4/30/2024 1,895,626
2,950,000 4.750%,  5/30/2025 2,945,718
Lowe's Companies, Inc.
4,750,000 2.625%,  4/1/2031 4,065,531
Macy's Retail Holdings, LLC
4,350,000 6.125%,  3/15/2032
c
3,632,250
Marriott International, Inc.
285,000 5.750%,  5/1/2025 295,663
6,900,000 4.625%,  6/15/2030 6,614,922
McDonald's Corporation
2,675,000 4.450%,  3/1/2047 2,478,921
MDC Holdings, Inc.
4,800,000 2.500%,  1/15/2031 3,542,990
Six Flags Entertainment
Corporation
110,000 5.500%,  4/15/2027
c
99,827
Six Flags Theme Parks, Inc.
70,000 7.000%,  7/1/2025
c
70,863
Toll Brothers Finance Corporation
2,845,000 4.350%,  2/15/2028 2,570,836
4,300,000 3.800%,  11/1/2029
d
3,647,740
Travel + Leisure Company
320,000 6.625%,  7/31/2026
c
303,402
Principal
Amount Long-Term Fixed Income (94.0%) Value
Consumer Cyclical (6.8%) - continued
VICI Properties, LP/VICI Note
Company, Inc.
$ 640,000 4.500%,  9/1/2026
c
$ 588,800
Volkswagen Group of America
Finance, LLC
2,500,000 3.350%,  5/13/2025
c
2,416,276
Total 91,704,590
Consumer Non-Cyclical (10.8%)
Abbott Laboratories
1,440,000 4.750%,  11/30/2036 1,525,647
2,500,000 6.000%,  4/1/2039 2,822,837
AbbVie, Inc.
1,800,000 2.950%,  11/21/2026 1,705,584
5,100,000 4.550%,  3/15/2035 4,960,757
3,100,000 4.300%,  5/14/2036 2,911,858
1,900,000 4.850%,  6/15/2044 1,815,494
Altria Group, Inc.
2,750,000 5.800%,  2/14/2039 2,499,145
Anheuser-Busch Companies, LLC
2,710,000 4.700%,  2/1/2036 2,596,254
Anheuser-Busch InBev Worldwide,
Inc.
3,075,000 4.000%,  4/13/2028 3,035,545
3,750,000 3.500%,  6/1/2030 3,515,112
2,050,000 4.600%,  4/15/2048 1,840,475
2,700,000 4.439%,  10/6/2048 2,368,063
4,800,000 5.550%,  1/23/2049 4,902,339
AstraZeneca plc
3,400,000 2.125%,  8/6/2050 2,270,134
3,000,000 1.375%,  8/6/2030 2,462,452
BAT Capital Corporation
2,550,000 3.222%,  8/15/2024 2,478,615
3,250,000 4.700%,  4/2/2027 3,174,635
5,000,000 2.259%,  3/25/2028 4,188,682
Becton, Dickinson and Company
3,000,000 3.794%,  5/20/2050 2,475,339
3,100,000 3.700%,  6/6/2027 2,995,707
Bunge, Ltd. Finance Corporation
2,650,000 2.750%,  5/14/2031 2,187,256
Cargill, Inc.
1,750,000 3.125%,  5/25/2051
c
1,345,981
Centene Corporation
160,000 4.250%,  12/15/2027 149,355
480,000 4.625%,  12/15/2029 447,600
5,855,000 3.375%,  2/15/2030 4,965,333
3,000,000 2.500%,  3/1/2031 2,381,280
2,200,000 2.625%,  8/1/2031 1,750,100
Constellation Brands, Inc.
640,000 3.500%,  5/9/2027 614,381
CVS Health Corporation
1,950,000 4.250%,  4/1/2050 1,678,820
2,800,000 2.125%,  9/15/2031 2,271,045
Danaher Corporation
1,600,000 2.800%,  12/10/2051 1,152,609
Dentsply Sirona, Inc.
1,750,000 3.250%,  6/1/2030 1,477,067
HCA, Inc.
510,000 5.375%,  2/1/2025 507,328
5,000,000 5.875%,  2/15/2026 5,025,650
1,800,000 5.375%,  9/1/2026 1,784,853

Income Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.0%) Value
Consumer Non-Cyclical (10.8%) - continued
$ 3,000,000 5.625%,  9/1/2028 $ 2,951,085
3,600,000 3.500%,  9/1/2030 3,062,556
Imperial Brands Finance plc
2,700,000 3.500%,  7/26/2026
c
2,529,897
JBS Finance Luxembourg SARL
2,350,000 3.625%,  1/15/2032
c
1,897,625
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
4,200,000 4.375%,  2/2/2052
c
2,970,324
51,000 6.500%,  4/15/2029
c
51,306
1,200,000 5.500%,  1/15/2030
c
1,135,559
3,400,000 3.000%,  5/15/2032
c
2,611,067
Johnson & Johnson
4,000,000 4.375%,  12/5/2033 4,136,150
Kraft Foods Group, Inc.
230,000 5.000%,  6/4/2042 210,127
Kraft Heinz Foods Company
1,900,000 5.500%,  6/1/2050 1,823,837
1,184,000 3.000%,  6/1/2026 1,115,443
450,000 3.750%,  4/1/2030 414,884
1,770,000 4.375%,  6/1/2046 1,475,127
1,850,000 4.875%,  10/1/2049 1,634,014
Mattel, Inc.
3,000,000 5.450%,  11/1/2041 2,633,257
Medtronic, Inc.
4,200,000 4.375%,  3/15/2035 4,188,033
Newell Brands, Inc.
1,600,000 4.450%,  4/1/2026 1,524,020
2,200,000 5.750%,  4/1/2046 1,793,000
QBE Insurance Group, Ltd.
2,575,000 5.875%,  5/12/2025
b,c,e
2,504,188
Reynolds American, Inc.
1,560,000 5.850%,  8/15/2045 1,308,984
Roche Holdings, Inc.
2,200,000 2.607%,  12/13/2051
c
1,597,349
Royalty Pharma plc
2,550,000 1.750%,  9/2/2027 2,173,731
Smithfield Foods, Inc.
1,200,000 3.000%,  10/15/2030
c
994,796
Sysco Corporation
1,400,000 6.600%,  4/1/2050 1,614,438
1,000,000 6.600%,  4/1/2040 1,135,398
Tenet Healthcare Corporation
640,000 5.125%,  11/1/2027
c
576,000
Thermo Fisher Scientific, Inc.
2,500,000 2.800%,  10/15/2041 1,963,624
UnitedHealth Group, Inc.
3,600,000 4.950%,  5/15/2062 3,649,956
1,240,000 4.750%,  7/15/2045 1,247,021
3,225,000 4.450%,  12/15/2048 3,095,151
Total 144,301,279
Energy (7.3%)
Antero Resources Corporation
320,000 5.375%,  3/1/2030
c
291,782
BP Capital Markets America, Inc.
3,600,000 3.001%,  3/17/2052 2,593,274
950,000 3.543%,  4/6/2027 922,371
Principal
Amount Long-Term Fixed Income (94.0%) Value
Energy (7.3%) - continued
Buckeye Partners, LP
$ 350,000 4.125%,  3/1/2025
c
$ 324,040
Canadian Natural Resources, Ltd.
2,700,000 2.950%,  7/15/2030 2,368,927
Cenovus Energy, Inc.
2,400,000 5.375%,  7/15/2025 2,470,212
Cheniere Corpus Christi Holdings,
LLC
3,250,000 3.700%,  11/15/2029 2,972,781
Cheniere Energy Partners, LP
4,560,000 4.500%,  10/1/2029 4,070,712
4,800,000 4.000%,  3/1/2031 4,081,440
Continental Resources, Inc.
1,200,000 2.268%,  11/15/2026
c
1,064,083
3,100,000 4.375%,  1/15/2028 2,914,000
3,250,000 5.750%,  1/15/2031
c
3,142,555
Devon Energy Corporation
3,185,000 4.500%,  1/15/2030 3,008,553
DT Midstream, Inc.
320,000 4.125%,  6/15/2029
c
271,200
Enbridge, Inc.
1,850,000 5.750%,  7/15/2080
b
1,691,492
Energy Transfer, LP
3,980,000 4.200%,  4/15/2027 3,820,602
3,500,000 4.000%,  10/1/2027 3,312,550
3,650,000 3.750%,  5/15/2030 3,289,448
4,000,000 6.000%,  6/15/2048 3,757,634
Enterprise Products Operating,
LLC
2,700,000 4.875%,  8/16/2077
b
2,153,021
EQT Corporation
3,600,000 6.625%,  2/1/2025 3,703,428
3,640,000 3.900%,  10/1/2027 3,387,348
Equinor ASA
2,575,000 3.125%,  4/6/2030 2,387,591
Halliburton Company
3,300,000 4.850%,  11/15/2035 3,173,115
Hess Corporation
1,800,000 6.000%,  1/15/2040 1,839,035
MPLX, LP
2,950,000 4.875%,  6/1/2025 2,964,030
3,250,000 4.800%,  2/15/2029 3,195,800
Murphy Oil Corporation
250,000 5.875%,  12/1/2027 233,313
National Fuel Gas Company
4,186,000 5.500%,  1/15/2026 4,201,333
Ovintiv Exploration, Inc.
4,756,000 5.375%,  1/1/2026 4,808,628
Petroleos Mexicanos
2,550,000 6.500%,  3/13/2027 2,210,850
Pioneer Natural Resources
Company
1,800,000 2.150%,  1/15/2031 1,481,992
Plains All American Pipeline, LP
2,700,000 3.800%,  9/15/2030 2,386,594
Schlumberger Holdings
Corporation
2,750,000 3.900%,  5/17/2028
c
2,598,369
Western Gas Partners, LP
6,800,000 4.650%,  7/1/2026 6,409,000

Income Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.0%) Value
Energy (7.3%) - continued
Williams Companies, Inc.
$ 2,450,000 7.500%,  1/15/2031 $ 2,814,320
Williams Partners, LP
2,000,000 4.850%,  3/1/2048 1,809,030
Total 98,124,453
Financials (35.1%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,900,000 6.500%,  7/15/2025 1,944,038
1,500,000 4.625%,  10/15/2027 1,412,065
3,800,000 3.875%,  1/23/2028 3,429,830
2,400,000 3.400%,  10/29/2033 1,895,062
1,800,000 3.850%,  10/29/2041 1,297,031
Air Lease Corporation
4,100,000 4.650%,  6/15/2026
b,e
3,404,598
1,850,000 3.625%,  4/1/2027 1,712,997
3,150,000 2.100%,  9/1/2028 2,525,249
2,500,000 3.000%,  2/1/2030 2,040,161
2,100,000 2.875%,  1/15/2032 1,639,189
Aircastle, Ltd.
1,515,000 4.400%,  9/25/2023 1,495,376
3,700,000 5.250%,  8/11/2025
c
3,572,317
3,000,000 2.850%,  1/26/2028
c
2,479,993
Allianz SE
3,200,000 3.200%,  10/30/2027
b,c,e
2,336,000
Ally Financial, Inc.
4,050,000 5.750%,  11/20/2025 3,989,999
5,250,000 8.000%,  11/1/2031 5,836,240
American Express Company
2,750,000 3.550%,  9/15/2026
b,e
2,237,427
American Homes 4 Rent, LP
1,550,000 2.375%,  7/15/2031 1,235,950
Ares Capital Corporation
3,600,000 3.875%,  1/15/2026 3,306,024
2,950,000 2.150%,  7/15/2026 2,472,429
1,800,000 2.875%,  6/15/2027 1,502,411
Associated Banc-Corporation
2,650,000 4.250%,  1/15/2025 2,641,797
Australia and New Zealand
Banking Group, Ltd.
3,200,000 2.950%,  7/22/2030
b,c
3,015,968
2,500,000 2.570%,  11/25/2035
b,c
1,982,645
Aviation Capital Group, LLC
5,950,000 5.500%,  12/15/2024
c
5,897,701
Avolon Holdings Funding, Ltd.
1,300,000 5.250%,  5/15/2024
c
1,277,206
1,800,000 5.500%,  1/15/2026
c
1,746,513
1,500,000 4.250%,  4/15/2026
c
1,389,070
5,400,000 4.375%,  5/1/2026
c
5,002,452
Banco Bilbao Vizcaya Argentaria
SA
2,600,000 6.500%,  3/5/2025
b,e
2,374,098
Banco del Estado de Chile
3,850,000 2.704%,  1/9/2025
c
3,640,459
Banco Santander SA
3,200,000 2.746%,  5/28/2025 3,030,056
5,000,000 4.750%,  11/12/2026
b,e
4,088,454
1,800,000 4.379%,  4/12/2028 1,740,798
Bank of America Corporation
2,860,000 6.500%,  10/23/2024
b,e
2,832,487
Principal
Amount Long-Term Fixed Income (94.0%) Value
Financials (35.1%) - continued
$ 5,300,000 4.375%,  1/27/2027
b,e
$ 4,397,781
3,950,000 3.705%,  4/24/2028
b
3,765,341
1,800,000 4.271%,  7/23/2029
b
1,729,463
1,825,000 3.974%,  2/7/2030
b
1,723,864
2,720,000 3.194%,  7/23/2030
b
2,438,355
6,200,000 1.922%,  10/24/2031
b
4,952,490
3,500,000 2.572%,  10/20/2032
b
2,886,842
1,800,000 2.972%,  2/4/2033
b
1,533,462
4,800,000 4.571%,  4/27/2033
b
4,671,413
1,800,000 4.244%,  4/24/2038
b
1,649,009
4,900,000 3.311%,  4/22/2042
b
3,842,131
1,860,000 2.831%,  10/24/2051
b
1,273,698
Bank of New York Mellon
Corporation
1,925,000 4.700%,  9/20/2025
b,e
1,880,725
Bank of Nova Scotia
4,250,000 4.900%,  6/4/2025
b,e
3,940,643
Barclays plc
650,000 8.000%,  6/15/2024
b,e
638,625
3,100,000 6.125%,  12/15/2025
b,e
2,878,279
1,280,000 4.836%,  5/9/2028 1,231,364
2,400,000 4.972%,  5/16/2029
b
2,358,710
3,100,000 2.645%,  6/24/2031
b
2,565,717
Berkshire Hathaway Finance
Corporation
1,600,000 2.850%,  10/15/2050 1,151,834
1,950,000 4.250%,  1/15/2049 1,795,987
Blackstone Private Credit Fund
4,750,000 4.000%,  1/15/2029
c
3,892,373
BNP Paribas SA
4,950,000 6.625%,  3/25/2024
b,c,e
4,745,812
Boston Properties, LP
1,900,000 3.250%,  1/30/2031 1,629,641
BPCE SA
2,190,000 5.150%,  7/21/2024
c
2,189,423
Brandywine Operating
Partnership, LP
3,100,000 3.950%,  11/15/2027 2,924,132
Brixmor Operating Partnership, LP
1,500,000 2.250%,  4/1/2028 1,286,314
Capital One Financial Corporation
2,690,000 4.200%,  10/29/2025 2,654,073
2,600,000 3.273%,  3/1/2030
b
2,300,884
Charles Schwab Corporation
2,550,000 5.375%,  6/1/2025
b,e
2,518,125
1,750,000 4.000%,  6/1/2026
b,e
1,483,405
3,100,000 4.000%,  12/1/2030
b,e
2,386,225
Citigroup, Inc.
2,700,000 4.700%,  1/30/2025
b,e
2,193,750
2,305,000 5.500%,  9/13/2025 2,368,080
2,490,000 4.450%,  9/29/2027 2,438,535
2,000,000 3.668%,  7/24/2028
b
1,888,116
3,000,000 4.075%,  4/23/2029
b
2,851,502
2,750,000 2.520%,  11/3/2032
b
2,231,220
5,900,000 3.057%,  1/25/2033
b
5,001,161
Comerica, Inc.
2,100,000 5.625%,  7/1/2025
b,e
2,079,000
Commerzbank AG
3,200,000 8.125%,  9/19/2023
c
3,269,874
CoreStates Capital III
2,440,000
1.981%,  (LIBOR 3M +
0.570%), 2/15/2027
b,c
2,261,895

Income Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.0%) Value
Financials (35.1%) - continued
Corporate Office Properties, LP
$ 2,175,000 2.250%,  3/15/2026 $ 1,971,247
Credit Acceptance Corporation
160,000 5.125%,  12/31/2024
*
150,720
Credit Agricole SA
2,400,000 6.875%,  9/23/2024
b,c,e
2,314,167
2,400,000 4.750%,  3/23/2029
b,c,e
1,865,200
Credit Suisse Group AG
3,950,000 7.500%,  7/17/2023
b,c,e
3,643,875
2,500,000 7.250%,  9/12/2025
b,c,e
2,172,123
3,100,000 2.193%,  6/5/2026
b,c
2,809,671
3,700,000 5.250%,  2/11/2027
b,c,e
2,858,194
3,100,000 4.282%,  1/9/2028
c
2,894,017
Danske Bank AS
2,850,000 3.773%,  3/28/2025
b,c
2,803,015
Deutsche Bank AG
6,000,000 6.000%,  10/30/2025
b,e
5,175,000
1,350,000 3.961%,  11/26/2025
b
1,304,170
2,200,000 2.311%,  11/16/2027
b
1,898,561
Discover Bank
3,490,000 4.682%,  8/9/2028
b
3,392,804
Drawbridge Special Opportunities
Fund, LP
480,000 3.875%,  2/15/2026
c
440,076
Duke Realty, LP
1,750,000 1.750%,  2/1/2031 1,422,770
EPR Properties
1,976,000 4.950%,  4/15/2028 1,817,109
3,700,000 3.750%,  8/15/2029 3,079,530
First Horizon Bank
2,000,000 5.750%,  5/1/2030 2,052,913
First Horizon National Corporation
2,900,000 4.000%,  5/26/2025 2,851,650
First-Citizens Bank & Trust
Company
7,100,000 6.125%,  3/9/2028 7,397,955
FS KKR Capital Corporation
964,000 1.650%,  10/12/2024 857,584
4,848,000 4.250%,  2/14/2025
c
4,570,510
4,950,000 3.400%,  1/15/2026 4,393,379
GE Capital International Funding
Company
9,335,000 4.418%,  11/15/2035 8,718,845
Glitnir HoldCo ehf., Convertible
362 Zero Coupon,  12/31/2030
g,h
0
Global Net Lease, Inc.
320,000 3.750%,  12/15/2027
c
267,421
Goldman Sachs Group, Inc.
3,200,000 4.950%,  2/10/2025
b,e
2,881,057
1,350,000 3.800%,  5/10/2026
b,e
1,052,975
3,100,000 3.691%,  6/5/2028
b
2,939,675
4,250,000 3.814%,  4/23/2029
b
4,006,950
1,100,000 4.223%,  5/1/2029
b
1,057,312
7,800,000 3.102%,  2/24/2033
b
6,661,794
HSBC Holdings plc
2,560,000 4.300%,  3/8/2026 2,533,430
1,800,000 4.000%,  3/9/2026
b,e
1,508,964
1,600,000 6.000%,  5/22/2027
b,e
1,434,000
1,920,000 4.041%,  3/13/2028
b
1,823,294
2,100,000 4.600%,  12/17/2030
b,e
1,614,175
Principal
Amount Long-Term Fixed Income (94.0%) Value
Financials (35.1%) - continued
Icahn Enterprises, LP
$ 640,000 6.250%,  5/15/2026 $ 599,142
Intercontinental Exchange, Inc.
1,200,000 4.950%,  6/15/2052 1,184,217
1,350,000 4.350%,  6/15/2029 1,333,973
Invitation Homes Operating
Partnership, LP
1,500,000 2.300%,  11/15/2028 1,261,728
1,500,000 2.000%,  8/15/2031 1,153,892
J.P. Morgan Chase & Company
1,850,000 5.150%,  5/1/2023
b,e
1,750,563
1,250,000 6.000%,  8/1/2023
b,e
1,171,838
5,000,000 5.000%,  8/1/2024
b,e
4,412,500
1,280,000 4.600%,  2/1/2025
b,e
1,080,987
3,200,000 2.956%,  5/13/2031
b
2,762,828
1,200,000 2.580%,  4/22/2032
b
1,009,685
2,900,000 2.545%,  11/8/2032
b
2,409,434
2,700,000 2.963%,  1/25/2033
b
2,317,574
4,800,000 4.586%,  4/26/2033
b
4,714,758
1,150,000 5.500%,  10/15/2040 1,183,545
Kilroy Realty, LP
2,550,000 4.250%,  8/15/2029 2,410,953
Lloyds Bank plc
1,910,000 4.650%,  3/24/2026 1,871,299
Lloyds Banking Group plc
1,950,000 7.500%,  6/27/2024
b,e
1,891,500
1,300,000 7.500%,  9/27/2025
b,e
1,267,074
1,900,000 2.438%,  2/5/2026
b
1,797,875
LPL Holdings, Inc.
320,000 4.000%,  3/15/2029
c
273,779
M&T Bank Corporation
2,200,000 3.500%,  9/1/2026
b,e
1,677,500
Massachusetts Mutual Life
Insurance Company
4,600,000 3.200%,  12/1/2061
*
3,144,162
MetLife, Inc.
2,550,000 3.850%,  9/15/2025
b,e
2,270,657
Mizuho Financial Group, Inc.
2,100,000 1.979%,  9/8/2031
b
1,662,014
Morgan Stanley
1,860,000 5.300%,  12/15/2025
b,d,e
1,701,868
2,510,000 4.350%,  9/8/2026 2,484,060
3,350,000 3.622%,  4/1/2031
b
3,077,124
3,100,000 1.794%,  2/13/2032
b
2,438,450
3,000,000 2.943%,  1/21/2033
b
2,571,160
2,100,000 5.297%,  4/20/2037
b
2,033,639
1,570,000 4.300%,  1/27/2045 1,394,038
MPT Operating Partnership, LP
640,000 5.000%,  10/15/2027 585,389
Nationwide Building Society
2,490,000 3.900%,  7/21/2025
c
2,465,303
1,356,000 4.000%,  9/14/2026
c
1,305,998
Nationwide Mutual Insurance
Company
2,725,000 4.350%,  4/30/2050
c
2,265,503
NatWest Group plc
2,750,000 4.269%,  3/22/2025
b
2,721,724
1,000,000 3.754%,  11/1/2029
b
960,392
1,850,000 4.600%,  6/28/2031
b,e
1,362,063
3,600,000 3.032%,  11/28/2035
b
2,873,841
Nippon Life Insurance Company
1,750,000 5.100%,  10/16/2044
b,c
1,732,511

Income Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.0%) Value
Financials (35.1%) - continued
$ 2,550,000 3.400%,  1/23/2050
b,c
$ 2,207,336
Omega Healthcare Investors, Inc.
525,000 3.625%,  10/1/2029 445,543
5,600,000 3.375%,  2/1/2031 4,546,946
Owl Rock Capital Corporation
4,350,000 3.400%,  7/15/2026 3,820,616
Owl Rock Core Income
Corporation
3,000,000 4.700%,  2/8/2027
c
2,736,535
Owl Rock Technology Finance
Corporation
1,500,000 3.750%,  6/17/2026
c
1,356,806
Peachtree Corners Funding Trust
2,800,000 3.976%,  2/15/2025
c
2,769,910
PNC Financial Services Group,
Inc.
2,150,000 3.400%,  9/15/2026
b,e
1,632,541
Preferred Term Securities XXIII,
Ltd.
157,261
2.029%,  (LIBOR 3M +
0.200%), 12/22/2036
b,c
156,116
Prudential Financial, Inc.
1,320,000 5.125%,  3/1/2052
b
1,218,558
1,725,000 5.200%,  3/15/2044
b
1,630,763
2,750,000 3.700%,  10/1/2050
b
2,301,888
Realty Income Corporation
3,100,000 3.400%,  1/15/2028 2,928,445
Regency Centers, LP
1,560,000 3.600%,  2/1/2027 1,508,960
Regions Financial Corporation
2,600,000 5.750%,  6/15/2025
b,d,e
2,574,545
Reinsurance Group of America,
Inc.
2,550,000 4.700%,  9/15/2023 2,571,997
Santander UK Group Holdings plc
2,500,000 4.750%,  9/15/2025
c
2,468,752
Simon Property Group, LP
3,100,000 3.250%,  9/13/2049 2,249,262
Societe Generale SA
3,100,000 5.375%,  11/18/2030
b,c,e
2,402,500
Spirit Realty, LP
1,900,000 2.100%,  3/15/2028 1,592,742
3,250,000 3.400%,  1/15/2030 2,814,255
1,850,000 3.200%,  2/15/2031 1,549,168
SVB Financial Group
4,700,000 4.000%,  5/15/2026
b,e
3,581,306
Synchrony Financial
450,000 4.250%,  8/15/2024 447,206
1,950,000 3.950%,  12/1/2027
d
1,777,610
Truist Financial Corporation
1,450,000 4.950%,  9/1/2025
b,e
1,411,484
UBS Group AG
3,450,000 4.875%,  2/12/2027
b,c,e
2,885,781
3,000,000 2.746%,  2/11/2033
b,c
2,441,539
UBS Group Funding Switzerland
AG
2,560,000 4.253%,  3/23/2028
c
2,483,702
VICI Properties, LP/VICI Note
Company, Inc.
2,400,000 4.625%,  6/15/2025
c
2,283,000
180,000 4.250%,  12/1/2026
c
164,396
3,500,000 5.750%,  2/1/2027
c
3,321,150
Principal
Amount Long-Term Fixed Income (94.0%) Value
Financials (35.1%) - continued
$ 1,800,000 3.750%,  2/15/2027
c
$ 1,583,231
180,000 4.625%,  12/1/2029
c
160,912
Wells Fargo & Company
3,300,000 3.900%,  3/15/2026
b,e
2,842,125
1,200,000 3.526%,  3/24/2028
b
1,136,577
3,200,000 2.393%,  6/2/2028
b
2,865,693
4,250,000 4.478%,  4/4/2031
b
4,156,296
Welltower, Inc.
2,500,000 2.050%,  1/15/2029 2,104,107
Westpac Banking Corporation
1,900,000 2.894%,  2/4/2030
b
1,800,169
3,150,000 2.963%,  11/16/2040 2,278,923
Willis North America, Inc.
3,600,000 4.650%,  6/15/2027 3,541,113
Total 470,296,539
Foreign Government (0.6%)
Dominican Republic Government
International Bond
950,000 6.000%,  7/19/2028
c
881,125
4,800,000 6.000%,  2/22/2033
c
3,992,683
Egypt Government International
Bond
4,100,000 5.800%,  9/30/2027
c
2,885,006
Total 7,758,814
Technology (4.6%)
Apple, Inc.
1,900,000 2.700%,  8/5/2051 1,417,077
1,920,000 3.750%,  9/12/2047 1,731,596
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
718,000 3.875%,  1/15/2027 690,857
Broadcom, Inc.
6,882,000 3.469%,  4/15/2034
c
5,601,037
3,600,000 3.137%,  11/15/2035
c
2,733,777
2,700,000 3.187%,  11/15/2036
c
2,052,473
2,700,000 4.926%,  5/15/2037
c
2,420,665
Dell International, LLC
4,725,000 6.020%,  6/15/2026 4,904,346
1,300,000 6.100%,  7/15/2027 1,362,995
1,087,000 8.350%,  7/15/2046 1,353,668
Equinix, Inc.
2,700,000 2.000%,  5/15/2028 2,317,844
Fiserv, Inc.
2,725,000 3.200%,  7/1/2026 2,580,256
3,000,000 2.650%,  6/1/2030 2,540,965
Gartner, Inc.
320,000 3.750%,  10/1/2030
c
272,400
Iron Mountain, Inc.
640,000 4.875%,  9/15/2029
c
543,955
Marvell Technology, Inc.
1,900,000 4.875%,  6/22/2028 1,873,561
2,100,000 2.950%,  4/15/2031 1,760,984
Micron Technology, Inc.
3,050,000 4.663%,  2/15/2030 2,924,822
NXP BV/NXP Funding, LLC
1,800,000 5.550%,  12/1/2028 1,825,404
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
1,900,000 3.150%,  5/1/2027 1,760,491

Income Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.0%) Value
Technology (4.6%) - continued
$ 1,900,000 4.300%,  6/18/2029 $ 1,812,646
2,650,000 3.250%,  5/11/2041 1,994,715
Oracle Corporation
3,600,000 3.950%,  3/25/2051 2,644,188
2,700,000 4.300%,  7/8/2034 2,355,518
2,650,000 4.000%,  7/15/2046 1,959,217
Qorvo, Inc.
5,000,000 3.375%,  4/1/2031
c
3,931,700
Teledyne Technologies, Inc.
3,000,000 2.250%,  4/1/2028 2,602,628
VMware, Inc.
3,100,000 2.200%,  8/15/2031 2,441,023
Total 62,410,808
Transportation (3.4%)
AerCap Holdings NV
3,200,000 5.875%,  10/10/2079
b
2,741,206
American Airlines, Inc.
3,150,000 11.750%,  7/15/2025
c
3,259,935
2,220,000 5.500%,  4/20/2026
c
2,039,703
3,100,000 5.750%,  4/20/2029
c
2,646,656
Burlington Northern Santa Fe, LLC
2,500,000 4.700%,  9/1/2045 2,448,581
2,700,000 4.050%,  6/15/2048 2,446,515
CSX Corporation
1,900,000 2.400%,  2/15/2030 1,664,329
Delta Air Lines, Inc.
1,057,220 4.250%,  7/30/2023 1,032,992
1,543,000 7.000%,  5/1/2025
c
1,561,807
3,000,000 7.375%,  1/15/2026 2,995,350
4,850,000 4.750%,  10/20/2028
c
4,581,204
ERAC USA Finance, LLC
3,030,000 4.200%,  11/1/2046
c
2,533,575
FedEx Corporation
2,500,000 3.250%,  5/15/2041 1,950,170
Kansas City Southern
1,900,000 4.700%,  5/1/2048 1,790,788
Mileage Plus Holdings, LLC
5,500,000 6.500%,  6/20/2027
c
5,405,400
Southwest Airlines Company
2,725,000 5.250%,  5/4/2025 2,776,330
2,400,000 2.625%,  2/10/2030 2,027,204
United Airlines Pass Through Trust
1,010,226 3.750%,  9/3/2026 961,915
United Airlines, Inc.
350,000 4.375%,  4/15/2026
c
308,410
300,000 4.625%,  4/15/2029
c
254,481
Total 45,426,551
U.S. Government & Agencies (1.6%)
U.S. Treasury Bonds
5,000,000 2.875%,  5/15/2052 4,722,656
14,400,000 2.000%,  8/15/2051 11,129,062
1,800,000 1.875%,  11/15/2051 1,350,563
4,500,000 2.250%,  5/15/2041 3,755,039
Total 20,957,320
Principal
Amount Long-Term Fixed Income (94.0%) Value
Utilities (7.1%)
American Electric Power
Company, Inc.
$ 3,200,000 3.875%,  2/15/2062
b
$ 2,530,423
American Water Capital
Corporation
3,200,000 3.450%,  5/1/2050 2,549,952
Berkshire Hathaway Energy
Company
2,400,000 4.600%,  5/1/2053
c
2,300,640
2,575,000 4.450%,  1/15/2049 2,398,709
CenterPoint Energy Resources
Corporation
2,800,000 1.750%,  10/1/2030 2,274,122
CenterPoint Energy, Inc.
3,250,000 2.950%,  3/1/2030 2,890,829
2,150,000 2.650%,  6/1/2031 1,831,239
Consolidated Edison Company of
New York, Inc.
2,750,000 4.125%,  5/15/2049 2,421,644
Dominion Energy, Inc.
2,250,000 4.650%,  12/15/2024
b,e
1,999,437
2,650,000 4.350%,  1/15/2027
b,e
2,179,625
Duke Energy Corporation
4,300,000 3.250%,  1/15/2082
b
3,360,985
2,250,000 3.500%,  6/15/2051 1,696,234
2,840,000 3.150%,  8/15/2027 2,682,539
2,700,000 3.750%,  9/1/2046 2,126,240
Edison International
5,600,000 5.750%,  6/15/2027 5,683,291
Enel Finance International NV
2,250,000 2.875%,  7/12/2041
c
1,515,007
Energy Transfer, LP
2,100,000 6.500%,  11/15/2026
b,e
1,856,227
Entergy Corporation
3,000,000 2.400%,  6/15/2031 2,439,814
Exelon Corporation
1,800,000 4.100%,  3/15/2052
c
1,551,732
FirstEnergy Corporation
3,480,000 4.400%,  7/15/2027 3,282,440
1,300,000 5.350%,  7/15/2047 1,097,707
FirstEnergy Transmission, LLC
4,300,000 2.866%,  9/15/2028
c
3,635,003
3,150,000 5.450%,  7/15/2044
c
2,944,340
Georgia Power Company
3,000,000 3.250%,  3/15/2051 2,202,708
National Rural Utilities Cooperative
Finance Corporation
1,600,000 4.400%,  11/1/2048 1,488,878
NiSource Finance Corporation
1,920,000 4.375%,  5/15/2047 1,689,618
NiSource, Inc.
1,950,000 3.600%,  5/1/2030 1,786,550
NRG Energy, Inc.
1,200,000 2.450%,  12/2/2027
c
1,030,360
3,950,000 3.375%,  2/15/2029
c
3,185,319
Oncor Electric Delivery Company,
LLC
2,490,000 3.750%,  4/1/2045 2,137,342
Pacific Gas and Electric Company
1,900,000 3.300%,  12/1/2027 1,658,902
5,800,000 4.550%,  7/1/2030 5,153,480
1,800,000 4.200%,  6/1/2041 1,318,078

Income Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.0%) Value
Utilities (7.1%) - continued
Public Service Company of
Colorado
$ 1,800,000 4.500%,  6/1/2052 $ 1,758,590
San Diego Gas & Electric
Company
2,700,000 4.150%,  5/15/2048 2,462,480
Sempra Energy
2,700,000 3.250%,  6/15/2027 2,560,839
Southern Company
900,000 4.475%,  8/1/2024 903,433
3,100,000 4.000%,  1/15/2051
b
2,779,088
2,150,000 3.750%,  9/15/2051
b
1,826,790
Vistra Operations Company, LLC
1,800,000 4.875%,  5/13/2024
c
1,790,733
1,800,000 5.125%,  5/13/2025
c
1,782,279
Total 94,763,646
Total Long-Term Fixed Income
(cost $1,441,304,082) 1,258,893,132
Shares
Collateral Held for Securities
Loaned ( 0.5% ) Value
6,602,394 Thrivent Cash Management Trust 6,602,394
Total Collateral Held for
Securities Loaned
(cost $6,602,394) 6,602,394
Shares Preferred Stock ( 0.2% ) Value
Financials (0.2%)
22,500 Cobank ACB, 6.250%
b,d,e
2,251,125
Total 2,251,125
Total Preferred Stock
(cost $2,250,000) 2,251,125
Shares Common Stock ( <0.1% ) Value
Communications Services (<0.1%)
426 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
i
6,497
Total 6,497
Financials (<0.1%)
2,247 Glitnir HoldCo ehf.
h,i
0
Total 0
Total Common Stock
(cost $5,112) 6,497
Shares or
Principal
Amount Short-Term Investments ( 4.5% ) Value
Federal Home Loan Bank Discount
Notes
1,900,000 1.269%, 8/3/2022
j,k
1,897,032
600,000 1.140%, 8/18/2022
j,k
598,637
700,000 1.825%, 9/13/2022
j,k
697,269
Shares or
Principal
Amount Short-Term Investments (4.5%) Value
Thrivent Core Short-Term Reserve
Fund
5,786,660 1.630% $ 57,866,595
Total Short-Term Investments
(cost $61,060,823) 61,059,533
Total Investments (cost
$1,513,677,418) 99.4% $1,331,164,638
Other Assets and Liabilities, Net
0.6% 8,374,249
Total Net Assets 100.0% $1,339,538,887
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
June 30, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2022, the value of these investments was $314,636,114 or 23.5%
of total net assets.
d All or a portion of the security is on loan.
e Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
f All or a portion of the security is insured or guaranteed.
g Principal amount is displayed in Euros.
h Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
i Non-income producing security.
j The interest rate shown reflects the yield.
k All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Income
Portfolio as of June 30, 2022 was $3,294,882 or 0.25% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of June 30, 2022.
Security
Acquisition
Date Cost
Credit Acceptance Corporation,
12/31/2024 5/29/2020 $ 152,983
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 4,563,982

Income Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Portfolio as of
June 30, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 5,765,472
Common Stock 670,335
Total lending $6,435,807
Gross amount payable upon return of
collateral for securities loaned $6,602,394
Net amounts due to counterparty $166,587
Definitions:
CLO - Collateralized Loan Obligation
Ser. - Series
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 3,993,942
Gross unrealized depreciation (184,498,095)
Net unrealized appreciation (depreciation) $ (180,504,153)
Cost for federal income tax purposes $ 1,513,133,089

Income Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2022, in valuing Income Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Consumer Cyclical 1,299,963 – 1,299,963 –
Consumer Non-Cyclical 1,051,994 – 1,051,994 –
Long-Term Fixed Income
Asset-Backed Securities 41,821,421 – 41,821,421 –
Basic Materials 31,803,765 – 31,803,765 –
Capital Goods 50,593,713 – 50,593,713 –
Collateralized Mortgage Obligations 236,126 – 236,126 –
Communications Services 98,694,107 – 98,694,107 –
Consumer Cyclical 91,704,590 – 91,704,590 –
Consumer Non-Cyclical 144,301,279 – 144,301,279 –
Energy 98,124,453 – 98,124,453 –
Financials^ 470,296,539 – 470,296,539 0
Foreign Government 7,758,814 – 7,758,814 –
Technology 62,410,808 – 62,410,808 –
Transportation 45,426,551 – 45,426,551 –
U.S. Government & Agencies 20,957,320 – 20,957,320 –
Utilities 94,763,646 – 94,763,646 –
Preferred Stock
Financials 2,251,125 – 2,251,125 –
Common Stock
Communications Services 6,497 – 6,497 –
Financials^ 0 – – 0
Short-Term Investments 3,192,938 – 3,192,938 –
Subtotal Investments in Securities $1,266,695,649 $– $1,266,695,649 $0
Other Investments  * Total
Affiliated Short-Term Investments 57,866,595
Collateral Held for Securities Loaned 6,602,394
Subtotal Other Investments $64,468,989
Total Investments at Value $1,331,164,638
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,667,184 1,667,184 – –
Total Asset Derivatives $1,667,184 $1,667,184 $– $–
Liability Derivatives
Futures Contracts 202,886 202,886 – –
Total Liability Derivatives $202,886 $202,886 $– $–

Income Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Income Portfolio's futures contracts held as of June 30, 2022. Investments and/or cash totaling $1,894,969 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond 364 September 2022 $ 48,792,316 $ 1,667,184
Ultra 10-Yr. U.S. Treasury Note 120 September 2022 15,487,886 (202,886)
Total Futures Long Contracts $ 64,280,202 $ 1,464,298
Total Futures Contracts $ 64,280,202 $1,464,298
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2022, for Income Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 1,667,184
Total Interest Rate Contracts 1,667,184
Total Asset Derivatives $1,667,184
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 202,886
Total Interest Rate Contracts 202,886
Total Liability Derivatives $202,886
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2022, for
Income Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (9,947,461)
Total Interest Rate Contracts
(9,947,461)
Total ($9,947,461)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2022, for Income Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,424,738
Total Interest Rate Contracts 1,424,738
Total $1,424,738
The following table presents Income Portfolio's average volume of derivative activity during the period ended June 30, 2022.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $72,778,350

Income Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
6/30/2022
Shares Held at
6/30/2022
% of Net
Assets
6/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% $68,494 $260,234 $270,861 $57,867 5,787 4.3%
Total Affiliated Short-Term Investments 68,494 57,867 4.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 7,809 111,642 112,849 6,602 6,602 0.5
Total Collateral Held for Securities Loaned 7,809 6,602 0.5
Total Value $76,303 $64,469
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 6/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% $0 $0 $ – $143
Total Income/Non Income Cash from Affiliated
Investments $143
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 22
Total Affiliated Income from Securities Loaned, Net $22
Total Value $0 $0 $ –

International Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 92.0% ) Value
Australia (6.4%)
25,959 Allkem, Ltd.
a
$ 185,672
29,905 Altium, Ltd. 557,398
44,586 ARB Corporation, Ltd. 871,024
7,591 Arena REIT 22,429
433,807 Aristocrat Leisure, Ltd. 10,318,550
53,653 ASX, Ltd. 3,032,716
1,780 AUB Group, Ltd. 21,815
1,201,025 Aurizon Holdings, Ltd. 3,158,734
21,654 Aussie Broadband, Ltd.
a
49,545
116,876 Bendigo and Adelaide Bank, Ltd. 733,634
190,882 BHP Group, Ltd. 5,465,644
162,336 Carsales.com, Ltd. 2,063,272
39,023 Carsales.com, Ltd., Rights
a,b
17,871
97,694 Centuria Capital Group 122,249
70,180 Challenger, Ltd. 332,255
187,441 Charter Hall Group 1,406,022
2,918 Charter Hall Retail REIT 7,620
35,440 Charter Hall Social Infrastructure
REIT 82,846
204,299 Coles Group, Ltd. 2,514,176
18,240 Commonwealth Bank of Australia 1,139,572
265,357 Computershare, Ltd. 4,525,178
104,309 CSL, Ltd. 19,367,562
66,410 Data#3, Ltd. 213,725
59,315 Deterra Royalties, Ltd. 173,859
222,857 DEXUS Property Group 1,370,451
3,396 Domino's Pizza Enterprises, Ltd. 159,632
32,198 Downer EDI, Ltd. 112,346
2,588 Eagers Automotive, Ltd. 17,379
14,174 Elders, Ltd. 123,399
309,235 Fortescue Metals Group, Ltd. 3,718,477
75,004 Genworth Mortgage Insurance
Australia, Ltd. 119,330
113,543 GrainCorp, Ltd. 747,645
17,377 Grange Resources, Ltd. 15,209
16,991 GUD Holdings, Ltd. 93,683
577,480 GWA Group, Ltd. 784,502
278,859 Harvey Norman Holdings, Ltd. 715,025
532,769 Humm Group, Ltd. 150,798
33,619 IDP Education, Ltd. 550,516
90,888 Iluka Resources, Ltd. 592,856
631,641 Incitec Pivot, Ltd. 1,453,598
125,051 JB Hi-Fi, Ltd. 3,325,893
1,901 Jumbo Interactive, Ltd. 18,619
490,134 Karoon Gas Australia, Ltd.
a
588,888
1,566,386 Lottery Corporation, Ltd.
a
4,887,016
446,648 Metcash, Ltd. 1,309,236
6,696 Neometals, Ltd.
a
4,195
87,503 Nine Entertainment Company
Holdings, Ltd. 110,676
50,749 NRW Holdings, Ltd. 59,549
140,080 Nufarm, Ltd. 493,984
159,818 Paladin Energy, Ltd.
a
64,135
217,676 Pilbara Minerals, Ltd.
a
346,249
83,954 Premier Investments, Ltd. 1,118,352
7,873 Pro Medicus, Ltd. 230,078
594,033 Qube Holdings, Ltd. 1,120,439
28,303 REA Group, Ltd. 2,185,576
111,346 Rio Tinto, Ltd. 7,943,297
100,818 Sandfire Resources, Ltd. 310,803
179,209 SEEK, Ltd. 2,599,591
1,402,298 Tabcorp Holdings, Ltd. 1,035,103
18,091 Waypoint REIT, Ltd. 29,020
Total 94,888,913
Shares Common Stock (92.0%) Value
Austria (0.3%)
12,396 BAWAG Group AG
c
$ 523,294
9,228 EVN AG 196,542
82,494 OMV AG 3,879,772
1,128 Raiffeisen Bank International AG 12,324
Total 4,611,932
Belgium (0.5%)
763 Ackermans and van Haaren NV 114,151
4,651 Etablissements Franz Colruyt NV 126,481
70,219 Groupe Bruxelles Lambert SA 5,886,444
1,999 Melexis NV 143,769
9,109 NV Bekaert SA 297,967
10,411 Solvay SA 848,147
23,153 Telenet Group Holding NV 481,103
Total 7,898,062
Bermuda (0.4%)
8,198 Borr Drilling, Ltd.
a
36,293
50,902 BW Offshore, Ltd. 137,984
18,000 China Water Affairs Group, Ltd. 16,759
231,500 CK Infrastructure Holdings, Ltd. 1,422,089
28,000 COSCO SHIPPING Ports, Ltd. 19,801
10,656 FLEX LNG, Ltd. 298,198
157,863 Golden Ocean Group, Ltd. 1,866,731
90,500 Grand Pharmaceutical Group, Ltd. 52,476
48,215 Hafnia, Ltd. 160,314
5,432 Hiscox, Ltd. 62,315
14,200 Jardine Matheson Holdings, Ltd. 746,352
500 Orient Overseas International, Ltd. 13,322
2,389,000 Pacific Basin Shipping, Ltd. 918,465
349,000 Road King Infrastructure, Ltd. 249,483
212,400 Shanghai Industrial Urban
Development Group, Ltd. 18,133
296,000 Yuexiu Transport Infrastructure, Ltd. 171,132
Total 6,189,847
Brazil (0.5%)
16,200 Ambev SA 41,418
17,700 Americanas SA 45,557
16,500 Atacadao SA 52,557
75,000 B3 SA - Brasil Bolsa Balcao 157,783
58,346 Banco Bradesco SA ADR 190,208
10,900 Banco BTG Pactual SA 46,654
75,200 BB Seguridade Participacoes SA 373,597
50,391 Centrais Eletricas Brasileiras SA
ADR 446,968
307,600 Cielo SA 220,997
18,827 Companhia Siderurgica Nacional
SA ADR 55,163
28,000 Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 63,721
17,200 EDP - Energias do Brasil SA 67,177
65,400 ENGIE Brasil Energia SA 514,858
22,891 Gerdau SA ADR 98,202
11,000 Hapvida Participacoes e
Investimentos SA
c
11,476
52,200 Hypera SA 379,722
56,883 Itau Unibanco Holding SA ADR 243,459
8,200 Itausa SA 13,067
73,900 JBS SA 446,920
129,600 Metalurgica Gerdau SA 236,247
68,000 Minerva SA 172,032
121,678 Petroleo Brasileiro SA 649,141

International Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (92.0%) Value
Brazil (0.5%) - continued
58,973 Petroleo Brasileiro SA ADR $ 688,805
51,100 Telefonica Brasil SA 462,526
29,364 Telefonica Brasil SA ADR 266,038
75,118 Vale SA ADR 1,098,976
94,200 Vibra Energia SA 300,233
6,300 WEG SA 31,840
Total 7,375,342
Canada (9.2%)
14,444 Alimentation Couche-Tard, Inc. 563,419
8,699 ATCO, Ltd. 298,031
15,477 Bank of Montreal 1,488,303
151,150 BCE, Inc. 7,429,506
373,376 Canadian Imperial Bank of
Commerce 18,132,174
212,893 Canadian National Railway
Company 23,947,155
59,758 Canadian Pacific Railway, Ltd. 4,174,054
11,256 Canadian Utilities, Ltd. 335,704
82,127 Canadian Western Bank
d
1,660,788
218,402 CGI, Inc.
a
17,398,183
93,803 CI Financial Corporation 996,183
63,873 Dollarama, Inc. 3,677,957
7,256 Dream Industrial Real Estate
Investment Trust 68,096
19,309 Enbridge, Inc. 815,442
34,800 Home Capital Group, Inc. 658,583
207,301 Laurentian Bank of Canada 6,229,337
183,440 Manulife Financial Corporation 3,180,843
19,528 National Bank of Canada 1,281,487
6,857 Nutrien, Ltd. 546,434
129,388 Pembina Pipeline Corporation 4,573,613
33,992 Rogers Communications, Inc. 1,628,828
9,734 Royal Bank of Canada 942,546
63,590 Shopify, Inc.
a
1,986,551
60,762 Sun Life Financial, Inc. 2,784,138
148,349 Suncor Energy, Inc. 5,204,662
425,472 TC Energy Corporation 22,040,454
25,306 Thomson Reuters Corporation 2,638,139
7,802 Toromont Industries, Ltd. 630,851
18,731 Toronto-Dominion Bank 1,228,312
Total 136,539,773
Cayman Islands (1.4%)
18,000 ANTA Sports Products, Ltd. 221,515
88,000 ASM Pacific Technology, Ltd. 748,991
7,070 Baidu.com, Inc. ADR
a
1,051,521
91,000 Chailease Holding Company, Ltd. 638,496
4,550 Chailease Holding Company, Ltd.,
Bonus Shares
a,b
30,329
14,000 China Education Group Holdings,
Ltd. 13,858
183,000 China Hongqiao Group, Ltd. 206,158
19,000 China Medical System Holdings,
Ltd. 29,621
68,000 China Meidong Auto Holdings, Ltd. 216,083
265,000 China Overseas Property Holdings,
Ltd. 285,650
8,000 China Resources Land, Ltd. 37,514
112,000 China Yuhua Education
Corporation, Ltd.
a,c
19,841
3,000 Chlitina Holding, Ltd. 19,596
174,000 Consun Pharmaceutical Group,
Ltd. 92,614
Shares Common Stock (92.0%) Value
Cayman Islands (1.4%) - continued
5,000 Country Garden Services Holdings
Company, Ltd. $ 22,440
19,000 Fufeng Group, Ltd. 12,207
208,000 Geely Automobile Holdings, Ltd. 476,393
15,500 Greentown China Holdings, Ltd. 32,228
140,000 Greentown Service Group
Company, Ltd. 158,465
68,000 Haidilao International Holding,
Ltd.
a,c
159,216
12,092 Hello Group, Inc. ADR 61,065
4,791 Huazhu Group, Ltd. ADR 182,537
6,978 HUTCHMED China, Ltd. ADR
a
88,202
47,883 JD.com, Inc. 1,542,936
4,868 JOYY, Inc. ADR 145,358
23,000 Kingboard Holdings, Ltd. 87,222
6,400 Kuaishou Technology
a,c
71,928
197,000 KWG Group Holdings, Ltd. 62,982
9,160 Li Auto, Inc. ADR
a
350,920
49,000 Li Ning Company, Ltd. 456,244
98,500 Longfor Group Holdings, Ltd.
c
468,480
74,500 Meituan Dianping
a,c
1,859,094
61,500 NetDragon Websoft Holdings, Ltd. 132,085
10,312 NetEase, Inc. ADR 962,728
18,497 NIO, Inc. ADR
a
401,755
1,000 Parade Technologies, Ltd. 38,931
11,690 Pinduoduo, Inc. ADR
a
722,442
1,420,000 Shui On Land, Ltd. 192,278
15,200 Sunny Optical Technology (Group)
Company, Ltd. 249,231
8,951 TAL Education Group ADR
a
43,591
123,924 Tencent Holdings, Ltd. 5,609,438
18,408 Tencent Music Entertainment Group
ADR
a
92,408
17,110 Trip.com Group, Ltd. ADR
a
469,669
2,000 VSTECS Holdings, Ltd. 1,604
425,000 Want Want China Holdings, Ltd. 370,628
9,654 Weibo Corporation ADR
a
223,297
48,000 WuXi Biologics (Cayman), Inc.
a,c
444,740
59,500 Xiabuxiabu Catering Management
Holdings Company, Ltd.
c
32,631
357,200 Xiaomi Corporation
a,c
624,982
3,363 XPeng, Inc. ADR
a
106,742
110,000 Yadea Group Holdings, Ltd.
c
215,733
58,000 Zhen Ding Technology Holding,
Ltd. 200,927
58,000 Zhongsheng Group Holdings, Ltd. 409,803
Total 21,395,347
Chile (<0.1%)
3,283 Banco de Credito e Inversiones SA 96,102
3,400 CAP SA 30,641
57,277 Cencosud SA 72,903
1,170,590 Colbun SA 81,016
57,139 Embotelladora Andina SA 101,968
853 Sociedad Quimica y Minera de
Chile SA ADR 71,251
Total 453,881
China (1.5%)
35,673 Alibaba Group Holding, Ltd. ADR
a
4,055,307
21,510 Amlogic (Shanghai) Company, Ltd.
a
325,075
22,000 Anhui Expressway Company, Ltd. 17,778
1,200 Asymchem Laboratories (Tianjin)
Company, Ltd. 51,792

International Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (92.0%) Value
China (1.5%) - continued
590,900 Bank of China, Ltd., Class A $ 287,934
2,168,000 Bank of China, Ltd., Class H
a
866,271
387,100 Bank of Communications
Company, Ltd. 288,253
349,600 Baoshan Iron & Steel Company,
Ltd. 314,810
607,900 BBMG Corporation 251,695
34,000 Beijing North Star Company, Ltd. 4,599
4,095 BYD Company, Ltd., Class A 204,612
19,000 BYD Company, Ltd., Class H 765,880
1,565,000 CGN Power Company, Ltd.
c
379,105
300 Changzhou Xingyu Automotive
Lighting Systems 7,675
246,000 China Cinda Asset Management
Company, Ltd. 38,602
60,000 China Coal Energy Company, Ltd. 50,700
1,979,000 China Construction Bank
Corporation 1,334,343
290,500 China Galaxy Securities Company,
Ltd. 168,058
82,000 China Life Insurance Company,
Ltd. 143,151
60,000 China Merchants Bank Company,
Ltd., Class H 405,266
15,000 China National Nuclear Power
Company, Ltd. 15,400
20,800 China Northern Rare Earth High-
Tech Co., Ltd. 109,591
5,600 China Pacific Insurance (Group)
Company, Ltd. 13,754
2,891 China Petroleum & Chemical
Corporation ADR 129,488
310,000 China Railway Group, Ltd. 191,902
91,500 China Shenhua Energy Company,
Ltd., Class H 262,448
86,100 China State Construction
Engineering Corporation, Ltd. 68,428
67,400 CITIC Securities Company, Ltd.,
Class A 218,844
76,500 CITIC Securities Company, Ltd.,
Class H 171,481
3,300 Contemporary Amperex
Technology Company, Ltd. 264,371
99,000 COSCO SHIPPING Holdings
Company, Ltd., Class H 138,960
506,900 Daqin Railway Company, Ltd. 499,204
22,000 Dongfeng Motor Group Company,
Ltd. 16,749
980 East Money Information Company,
Ltd. 3,733
23,484 Fuyao Glass Industry Group
Company, Ltd., Class A 146,638
32,000 Fuyao Glass Industry Group
Company, Ltd., Class H
c
161,886
115,200 GF Securities Company, Ltd., Class
H 152,635
49,000 Goertek, Inc. 246,124
13,600 Great Wall Motor Company, Ltd.,
Class A 75,386
86,000 Great Wall Motor Company, Ltd.,
Class H 178,123
458,000 Greenland Holdings Corporation,
Ltd. 271,358
48,000 Guangzhou Automobile Group
Company, Ltd. 46,567
Shares Common Stock (92.0%) Value
China (1.5%) - continued
129,884 Guangzhou Baiyunshan
Pharmaceutical Holdings, Ltd. $ 612,887
52,900 Guotai Junan Securities Company,
Ltd. 120,419
75,000 Haier Smart Home Company, Ltd.,
Class H 279,147
267,600 Haitong Securities Company, Ltd.,
Class H 196,989
93,600 Huatai Securities Company, Ltd.,
Class A 199,152
66,200 Huatai Securities Company, Ltd.,
Class H
c
98,471
4,400 HUAYU Automotive Systems
Company, Ltd. 15,141
733,000 Industrial and Commercial Bank of
China, Ltd., Class H
a
437,344
69,677 Inner Mongolia Yili Industrial Group
Company, Ltd. 405,905
2,700 Jiangsu Yangnong Chemical
Company, Ltd. 53,792
86,000 Jiangxi Copper Company, Ltd. 117,601
488,100 Jinke Property Group Company,
Ltd. 208,786
3,292 Kweichow Moutai Company, Ltd. 1,006,866
458,000 Lenovo Group, Ltd. 430,386
42,980 LONGi Green Energy Technology
Company, Ltd. 429,872
58,900 Luxshare Precision Industry
Company, Ltd. 297,877
417,200 Metallurgical Corporation of China,
Ltd. 218,129
14,800 Midea Group Company, Ltd. 133,956
8,000 Ningbo Tuopu Group Company,
Ltd. 82,058
753,000 People's Insurance Company
(Group) of China, Ltd. 230,557
9,700 Perfect World Company, Ltd. 20,872
8,337 PetroChina Company, Ltd. ADR 388,838
105,278 Ping An Insurance (Group)
Company of China, Ltd., Class H 724,654
444,800 Shandong Nanshan Aluminum
Company, Ltd. 245,554
19,000 Shanghai Baosight Software
Company, Ltd. 155,452
19,000 Shanghai Fosun Pharmaceutical
(Group) Company, Ltd. 70,676
45,498 Shanghai Lujiazui Finance & Trade
Zone Development Company,
Ltd. 70,535
5,000 Shanghai Pharmaceuticals Holding
Company, Ltd. 13,519
214,600 Shanghai Yuyuan Tourist Mart
(Group) Company, Ltd. 302,939
282,500 Shenwan Hongyuan Group
Company, Ltd. 181,344
304,200 Shenzhen Overseas Chinese Town
Company, Ltd. 295,531
8,200 Shijiazhuang Yiling Pharmaceutical
Company, Ltd. 29,766
164,000 Tong Ren Tang Technologies
Company, Ltd. 137,980
377,100 Wuchan Zhongda Group Company,
Ltd.
a
289,455

International Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (92.0%) Value
China (1.5%) - continued
5,700 Wuhu Sanqi Interactive
Entertainment Network
Technology Group Company,
Ltd. $ 18,148
48,200 Xiamen C&D, Inc. 94,186
16,800 Yunnan Baiyao Group Company,
Ltd. 151,727
7,200 Zhangzhou Pientzehuang
Pharmaceutical Company, Ltd.
a
384,198
173,700 Zhejiang Century Huatong Group
Company, Ltd.
a
125,577
29,400 Zhejiang NHU Company, Ltd. 100,221
46,000 Zijin Mining Group Company, Ltd. 55,977
82,100 Zijin Mining Group Company, Ltd. 114,404
Total 22,890,864
Colombia (<0.1%)
2,269 Bancolombia SA 18,583
3,250 Bancolombia SA ADR 100,198
7,914 Ecopetrol SA ADR 85,946
Total 204,727
Cyprus (<0.1%)
30,300 Atalaya Mining plc 118,952
18,642 Ros Agro plc GDR
b
0
Total 118,952
Czech Republic (0.1%)
10,140 CEZ AS 457,537
12,341 Komercni Banka AS 349,379
75 Philip Morris CR 51,720
Total 858,636
Denmark (2.1%)
1,484 A.P. Moller - Maersk AS, Class B 3,483,835
13,200 ALK-Abello AS
a
229,957
4,008 Carlsberg AS 512,233
21,967 Dampskibsselskabet Norden AS 765,281
12,028 DFDS AS 366,507
46,395 DSV AS 6,523,941
13,363 Jyske Bank AS
a
658,658
112,580 Novo Nordisk AS 12,485,392
34,308 Royal Unibrew AS 3,053,339
20,961 Scandinavian Tobacco Group AS
c
410,897
30,826 Sydbank AS 948,870
17,593 Topdanmark AS 915,647
Total 30,354,557
Egypt (<0.1%)
99,797 Commercial International Bank
Egypt SAE GDR 165,663
Total 165,663
Finland (0.6%)
45,501 KONE Oyj 2,174,739
32,212 Metsa Board Oyj 269,773
46,635 Sampo Oyj 2,038,011
197,539 Stora Enso Oyj 3,130,042
34,934 Tokmanni Group Corporation 412,683
10,543 UPM-Kymmene Oyj 323,284
Total 8,348,532
Shares Common Stock (92.0%) Value
France (5.6%)
93,305 Air Liquide SA $ 12,559,170
5,371 Alten SA 588,437
29,608 Cie Generale des Etablissements
Michelin 808,627
73,539 Coface SA 772,460
47,573 Derichebourg 276,396
3,413 Eiffage SA 308,741
215,443 Engie SA 2,494,617
5,457 Eramet SA 571,434
4,536 Euroapi SASU
a
71,559
45,603 Eutelsat Communications 514,647
8,941 Gaztransport Et Technigaz SA 1,123,035
2,144 Hermes International 2,412,929
30,407 Ipsos SA 1,450,437
202,141 Legrand SA 14,925,862
5,231 LNA Sante 184,738
4,265 L'Oreal SA 1,480,838
10,969 LVMH Moet Hennessy Louis Vuitton
SE 6,722,687
11,368 Nexans SA 885,677
13,112 Nexity SA 352,087
37,159 Rexel SA 574,183
22,590 Rubis SCA 531,315
104,333 Sanofi 10,521,617
31,683 Schneider Electric SE 3,775,222
50,309 SCOR SE 1,083,615
741 Sopra Group SA 111,436
10,434 SPIE SA 227,706
22,996 Television Francaise 1 SA 163,137
16,133 Thales SA 1,980,771
277,026 TotalEnergies SE 14,581,870
428 Virbac SA 167,354
Total 82,222,604
Germany (5.3%)
696 1&1 AG 13,186
4,484 Aixtron SE 114,535
28,711 Allianz SE 5,504,218
18,115 Aurubis AG 1,236,092
93,253 BASF SE 4,080,045
318,847 Bayer AG 19,040,474
52,855 Bayerische Motoren Werke AG 4,097,369
4,500 Bilfinger SE 132,252
5,524 CANCOM SE 186,632
998 CTS Eventim AG & Company
KGAA
a
52,644
2,806 Dermapharm Holding SE 139,833
400,377 Deutsche Bank AG 3,518,410
56,263 Deutsche Boerse AG 9,448,103
95,126 Deutsche Pfandbriefbank AG
c
859,272
11,553 Deutsche Post AG 436,199
3,461 Duerr AG 80,252
689 Eckert & Ziegler Strahlen- und
Medizintechnik AG 26,480
33,200 Evonik Industries AG 712,016
22,857 Evotec SE
a
554,029
3,977 Freenet AG 99,180
9,148 Fuchs Petrolub SE 255,933
3,309 GFT Technologies SE 131,731
8,417 Heidelberger Druckmaschinen AG
a
12,685
8,320 HENSOLDT AG 209,586
7,131 Hugo Boss AG 377,613
59,030 K+S AG 1,436,670
40,776 Klockner & Company SE 313,483
3,930 Krones AG 301,362

International Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (92.0%) Value
Germany (5.3%) - continued
55,317 Merck KGaA $ 9,382,982
142,848 Porsche Automobil Holding SE 9,501,005
36,387 ProSiebenSat.1 Media AG 338,440
9,649 Scout24 SE
c
497,074
4,848 Siemens AG 498,359
4,290 Stroeer SE 193,787
301,264 TAG Immobilien AG 3,449,314
9,049 VERBIO Vereinigte BioEnergie AG 455,872
2,381 Volkswagen AG 435,451
Total 78,122,568
Greece (0.1%)
119,609 Eurobank Ergasias Services and
Holdings SA
a
107,296
1,634 GEK Terna Holding Real Estate
Construction SA
a
16,068
10,544 Hellenic Telecommnications
Organization SA 184,150
7,179 JUMBO SA 104,519
2,749 Motor Oil (Hellas) Diilistiria
Korinthou AE 51,222
10,119 Mytilineos SA 149,783
74,677 National Bank of Greece SA
a
223,403
Total 836,441
Guernsey (<0.1%)
253,407 BMO Commercial Property Trust,
Ltd. 344,576
192,203 UK Commercial Property REIT, Ltd. 175,674
Total 520,250
Hong Kong (0.6%)
18,744 Bank of East Asia, Ltd. 26,377
37,500 Beijing Enterprises Holdings, Ltd. 133,329
72,000 China Everbright Environment
Group, Ltd. 42,575
178,000 China Merchants Holdings
International Company, Ltd. 303,166
40,500 CK Asset Holdings, Ltd. 287,765
566,000 CK Hutchison Holdings, Ltd. 3,839,745
16,500 CLP Holdings, Ltd. 137,120
381,440 CSPC Pharmaceutical Group, Ltd. 381,259
152,000 Far East Horizon, Ltd. 127,681
90,000 Galaxy Entertainment Group, Ltd. 539,152
103,778 Hang Lung Group, Ltd. 195,891
72,000 Hysan Development Company, Ltd. 217,218
243,500 Kerry Properties, Ltd. 677,125
197,200 Link REIT 1,611,394
79,000 Luk Fook Holdings International,
Ltd. 203,890
219,000 PCCW, Ltd. 115,778
1,000 Shanghai Industrial Holdings, Ltd. 1,448
88,500 Sino-Ocean Group Holding, Ltd. 15,034
216,000 United Laboratories International
Holdings 128,502
Total 8,984,449
Hungary (<0.1%)
367 OTP Bank Nyrt 8,234
Total 8,234
India (1.2%)
34,738 Asian Paints, Ltd. 1,189,282
Shares Common Stock (92.0%) Value
India (1.2%) - continued
6,295 Bajaj Finance, Ltd. $ 433,141
3,883 Bajaj Finserv, Ltd. 540,491
12,504 Britannia Industries, Ltd. 550,486
67,901 Canara Bank 156,656
2,369 Central Depository Services (India),
Ltd. 33,606
86,451 Cipla, Ltd. 1,006,185
7,691 Coal India, Ltd. 18,104
535 CRISIL, Ltd. 22,331
97,503 Indian Energy Exchange, Ltd.
c
196,781
93,349 Indian Oil Corporation, Ltd. 88,051
46,674 Indian Oil Corporation, Ltd., Bonus
Shares
a,b
41,823
115,989 Infosys, Ltd. ADR 2,146,957
21,937 Kotak Mahindra Bank, Ltd. 463,962
5,340 Larsen & Toubro Infotech, Ltd.
c
270,187
11,044 Larsen & Toubro, Ltd. 218,935
2,440 Mindtree, Ltd. 89,650
974 Page Industries, Ltd. 496,492
6,024 Persistent Systems, Ltd. 260,597
1,440 Pidilite Industries, Ltd. 38,182
335,681 Power Grid Corporation of India,
Ltd. 903,409
112,545 Reliance Industries, Ltd.
a
3,716,166
6,265 SBI Life Insurance Company, Ltd.
c
86,039
6,872 Schaeffler India, Ltd. 199,873
817 Siemens, Ltd. 24,895
4,071 SRF, Ltd. 116,591
23,444 Tata Consultancy Services, Ltd. 973,557
15,441 Tata Elxsi, Ltd. 1,605,289
11,417 Tata Steel, Ltd. 125,883
36,903 Tech Mahindra, Ltd. 469,445
1,013 Thermax, Ltd. 26,973
30,416 Titan Company, Ltd. 749,710
3,241 Trent, Ltd. 44,235
6,296 Vedanta, Ltd. 17,831
Total 17,321,795
Indonesia (0.2%)
1,207,800 Astra International Tbk PT 538,276
3,212,400 Bank Central Asia Tbk PT 1,564,246
712,000 Bank Mandiri Persero Tbk PT 380,219
19,211 Telekomunikasi Indonesia Persero
Tbk PT ADR 519,466
Total 3,002,207
Ireland (<0.1%)
7,371 Bank of Ireland Group plc 46,589
35,156 C & C Group plc
a
79,162
Total 125,751
Israel (2.2%)
2,735 Airport City, Ltd.
a
46,962
5,735 Alony-Hetz Properties and
Investments, Ltd. 72,252
737,109 Bank Hapoalim, Ltd. 6,189,672
1,137,534 Bank Leumi Le-Israel BM 10,176,407
205,310 Bezeq Israel Telecommunication
Corporation, Ltd. 320,026
185 Big Shopping Centers, Ltd. 22,896
163 Camtek, Ltd.
a
3,968
60,233 Check Point Software Technologies,
Ltd.
a
7,335,175

International Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (92.0%) Value
Israel (2.2%) - continued
2,265 Clal Insurance Enterprises
Holdings, Ltd.
a
$ 40,527
396 Fattal Holdings 1998, Ltd.
a
41,451
11,299 First International Bank of Israel,
Ltd. 423,391
331 Fox-Wizel, Ltd. 37,793
5,470 G City, Ltd. 31,313
24,287 Harel Insurance Investments &
Financial Services, Ltd. 237,881
13,298 ICL Group, Ltd. 121,476
405 Israel Corporation, Ltd.
a
179,521
519 Melisron, Ltd.
a
34,809
7,444 Mivne Real Estate (KD), Ltd. 21,772
174,796 Mizrahi Tefahot Bank, Ltd. 5,819,058
4,397 Nova, Ltd.
a
385,338
36,228 Phoenix Holdings, Ltd. 359,726
9,415 Plus500, Ltd. 191,875
40,693 Shufersal, Ltd. 268,033
Total 32,361,322
Italy (1.6%)
424,125 A2A SPA 539,715
8,622 Acea SPA 127,814
90,583 Azimut Holding SPA 1,576,692
107,922 Banca Farmafactoring SPA
c
726,272
17,494 Banca IFIS SPA 248,943
690,741 Enel SPA 3,788,193
218,580 Hera SPA 633,391
130,880 Iren SPA
a
286,351
239,891 Italgas SPA 1,399,853
425,926 Leonardo SPA 4,321,380
145,993 Mediobanca SPA 1,266,149
93,727 Pirelli & C. SPA
c
381,473
172,061 Recordati SPA 7,503,482
8,058 Reply SPA 980,269
874 Sesa SPA 111,363
48,387 Unipol Gruppo SPA 220,403
Total 24,111,743
Japan (17.5%)
40,200 Advantest Corporation 2,161,825
42,400 Air Water, Inc. 534,285
15,300 Alfresa Holdings Corporation 205,709
116,500 Amada Company, Ltd. 858,874
38,000 Arcs Company, Ltd. 561,006
56,200 Asahi Group Holdings, Ltd. 1,848,159
409,100 Astellas Pharma, Inc. 6,382,657
41,800 BANDAI NAMCO Holdings, Inc. 2,950,786
2,600 BayCurrent Consulting, Inc. 695,116
11,500 BellSystem24 Holdings, Inc. 117,765
14,900 BIPROGY, Inc. 297,126
800 BML, Inc. 20,800
48,800 Chiyoda Company, Ltd. 278,735
118,900 Chugai Pharmaceutical Company,
Ltd. 3,041,521
79,400 Chugoku Electric Power Company,
Inc. 511,217
320,400 Citizen Watch Company, Ltd. 1,303,421
102,100 Coca-Cola Bottlers Japan, Inc. 1,220,477
146,100 COMSYS Holdings Corporation 2,781,356
5,200 Cosmo Energy Holdings Company,
Ltd. 143,390
3,800 Daihen Corporation 117,889
51,900 Daiichi Sankyo Company, Ltd. 1,319,946
Shares Common Stock (92.0%) Value
Japan (17.5%) - continued
34,800 Daikin Industries, Ltd. $ 5,587,458
8 Daiwa Office Investment
Corporation 41,096
10,600 Dena Company, Ltd. 148,040
13,300 Dexerials Corporation 354,976
1,100 DISCO Corporation 261,758
6,900 Doshisha Company, Ltd. 79,905
3,000 DTS Corporation 66,856
400 EIZO Corporation 11,132
541,200 Eneos Holdings, Inc. 2,036,424
11,300 EXEO Group, Inc. 176,922
7,900 Ezaki Glico Company, Ltd. 228,864
8,400 FANUC Corporation 1,316,610
9,400 Financial Products Group
Company, Ltd. 62,917
12,200 Fuji Oil Holdings, Inc. 192,816
36,100 Fuji Soft, Inc. 2,073,540
76,400 Fujikura, Ltd. 432,762
34,000 Fujitsu, Ltd. 4,254,351
6,600 Fuyo General Lease Company, Ltd. 374,517
536 Global One Real Estate Investment
Corporation 419,011
5,500 GS Yuasa Corporation 86,064
78,700 Gunma Bank, Ltd. 222,413
3,800 Gunze, Ltd. 102,987
96,200 H2O Retailing Corporation 742,427
37,600 Hanwa Company, Ltd. 784,899
21,200 Haseko Corporation 248,994
12,100 Hisamitsu Pharmaceutical
Company, Inc. 312,780
24,800 Hitachi Zosen Corporation 156,323
256,800 Honda Motor Company, Ltd. 6,191,731
2,500 Horiba, Ltd. 106,648
33,200 Hoya Corporation 2,841,354
14,300 Hulic Company, Ltd. 110,914
2,100 IBJ Leasing Company, Ltd. 48,106
5,100 IHI Corporation 136,243
47,400 Iida Group Holdings Company, Ltd. 727,702
13,500 Iino Kaiun Kaisha, Ltd. 68,152
101,200 Inaba Denki Sangyo Company, Ltd. 1,985,799
208 Industrial & Infrastructure Fund
Investment Corporation 275,415
37,300 Isetan Mitsukoshi Holdings, Ltd. 301,917
40,300 ITOCHU Corporation 1,087,212
102,000 ITOCHU Techno-Solutions
Corporation 2,507,893
5,000 Itoham Yonekyu Holdings, Inc. 25,469
7,500 Izumi Company, Ltd. 169,187
178,700 J. Front Retailing Company, Ltd. 1,525,537
124 Japan Excellent, Inc. 112,154
241,300 Japan Post Holdings Company,
Ltd. 1,726,483
107 Japan Prime Realty Investment
Corporation 314,810
166,900 Japan Tobacco, Inc. 2,892,175
10,200 JEOL, Ltd. 394,782
132,700 JFE Holdings, Inc. 1,396,031
21,300 JGC Corporation 273,585
67,600 Kamigumi Company, Ltd. 1,306,806
10,200 Kaneka Corporation 251,225
48,800 Kanematsu Corporation 481,476
2,400 Kanematsu Electronics, Ltd. 71,442
85,300 Kansai Electric Power Company,
Inc. 844,348
9,400 Kanto Denka Kogyo Company, Ltd. 61,315

International Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (92.0%) Value
Japan (17.5%) - continued
8,129 Kao Corporation $ 329,627
58,300 KDDI Corporation 1,838,454
199 Kenedix  Office  Investment
Corporation 1,000,778
352 Kenedix Retail REIT Corporation 714,471
24,000 Keyence Corporation 8,230,517
124,200 Kinden Corporation 1,433,497
14,000 Kokuyo Company, Ltd. 177,380
15,700 KOMEDA Holdings Company, Ltd. 266,393
2,300 Kumiai Chemical Industry
Company, Ltd. 18,740
1,500 KYB Company, Ltd. 34,218
103,400 Kyoei Steel, Ltd. 1,052,986
9,400 Kyokuto Kaihatsu Kogyo Company,
Ltd. 99,796
67,600 Kyushu Electric Power Company,
Inc. 434,632
2,800 Lawson, Inc. 93,186
6,300 Life Corporation 120,293
9,600 Lintec Corporation 162,790
42,200 M3, Inc. 1,214,726
6,800 Macnica Fuji Electronics Holdings,
Inc. 131,169
14,900 Makino Milling Machine Company,
Ltd. 465,295
6,600 Mandom Corporation 77,752
5,600 Matsuda Sangyo Company, Ltd. 82,949
34,100 Maxell, Ltd. 332,982
46,700 McDonald's Holdings Company
(Japan), Ltd. 1,701,087
5,900 Medipal Holdings Corporation 83,229
3,000 MegaChips Corporation 70,022
18,700 Ministop Company, Ltd. 201,789
152,000 Mitsubishi Corporation 4,526,739
370,400 Mitsubishi Electric Corporation 3,981,487
13,700 Mitsubishi Estate Company, Ltd. 198,559
52,500 Mitsubishi Gas Chemical Company,
Inc. 759,463
1,056,500 Mitsubishi HC Capital, Inc. 4,876,144
20,700 Mitsubishi Logistics Corporation 495,839
8,400 Mitsubishi Research Institute, Inc. 255,453
44,400 Mitsuboshi Belting, Ltd. 925,938
5,200 Mitsui & Company, Ltd. 114,268
3,700 Mitsui Mining and Smelting
Company, Ltd. 86,292
13,900 Mitsui O.S.K. Lines, Ltd. 319,763
85 Mori Trust Sogo REIT, Inc. 88,970
62,000 Murata Manufacturing Company,
Ltd. 3,374,494
7,200 Nachi-Fujikoshi Corporation 184,966
69,200 NEC Networks & System Integration
Corporation 937,273
2,000 Net One Systems Company, Ltd. 44,448
14,800 NGK Spark Plug Company, Ltd. 268,465
15,200 NHK Spring Company, Ltd. 99,759
4,600 NICHIAS Corporation 76,319
6,900 Nidec Corporation 427,571
18,100 Nikkon Holdings Company, Ltd. 287,079
19,500 Nintendo Company, Ltd. 8,386,101
332 Nippon REIT Investment
Corporation 891,709
13,200 Nippon Shokubai Company, Ltd. 510,183
99,600 Nippon Steel Corporation 1,393,913
1,200 Nippon Steel Trading Corporation 44,987
236,100 Nippon Suisan Kaisha, Ltd. 998,122
Shares Common Stock (92.0%) Value
Japan (17.5%) - continued
49,400 Nippon Telegraph and Telephone
Corporation $ 1,419,419
7,900 Nippon Yusen Kabushiki Kaisha 541,663
4,500 Nishi-Nippon Railroad Corporation,
Ltd. 96,458
4,500 Nisshin Oillio Group, Ltd. 104,103
15,800 Nisshinbo Holdings, Inc. 119,000
28,500 Nitori Holdings Company, Ltd. 2,712,141
55,100 Nitto Kogyo Corporation 953,193
8,300 NOK Corporation 67,460
9,300 NS Solutions Corporation 248,397
30,600 NS United Kaiun Kaisha, Ltd. 833,731
16,600 Okamura Corporation 148,049
13,500 Okuma Corporation 507,019
14,000 Ono Pharmaceutical Company, Ltd. 359,650
49,600 Oracle Corporation Japan 2,888,464
311,400 Orient Corporation 294,509
40,300 Oriental Land Company, Ltd. 5,627,973
193,000 ORIX Corporation 3,234,651
11,700 Pan Pacific International Holdings
Company 186,536
10,100 Paramount Bed Holdings
Company, Ltd. 164,136
500 Pilot Corporation 17,809
32,700 PLENUS Company, Ltd. 481,284
30,684 Recruit Holdings Company, Ltd. 903,657
118,600 Renesas Electronics Corporation
a
1,073,254
524,900 Resona Holdings, Inc. 1,963,396
38,800 Resorttrust, Inc. 635,433
16,800 Ricoh Company, Ltd. 131,160
3,900 Round One Corporation 43,853
26,500 Ryoyo Electro Corporation 439,112
4,900 S Foods, Inc. 112,949
4,400 Saizeriya Company, Ltd. 87,311
68,200 Sangetsu Company, Ltd. 783,365
23,200 Sankyo Company, Ltd. 701,826
15,800 Sankyu, Inc. 454,894
99,300 Santen Pharmaceutical Company,
Ltd. 783,373
14,000 Sato Holdings Corporation 192,791
35,100 Sawai Group Holdings Company,
Ltd. 1,064,563
18,600 SCREEN Holdings Company, Ltd. 1,262,054
113,300 Secom Company, Ltd. 6,995,678
18,700 Seino Holdings Company, Ltd. 149,890
301 Sekisui House REIT, Inc. 178,637
41,200 Senko Group Holdings Company,
Ltd. 266,916
42,000 Seven & I Holdings Company, Ltd. 1,629,617
200 SHIMAMURA Company, Ltd. 17,556
55,700 Shin-Etsu Chemical Company, Ltd. 6,261,291
7,900 ShinMaywa Industries, Ltd. 62,895
68,600 Shionogi & Company, Ltd. 3,501,237
100 Shochiku Company, Ltd.
a
8,890
190,900 SKY Perfect JSAT Holdings, Inc. 759,221
3,300 SMC Corporation 1,468,960
143,500 SoftBank Corporation 1,593,215
137,600 SoftBank Group Corporation 5,333,170
12,600 Sojitz Corporation 178,594
132,200 Sony Group Corporation 10,781,806
232 Star Asia Investment Corporation
REIT 104,988
6,700 Starts Corporation, Inc. 137,397
338,000 Sumitomo Corporation 4,594,586
75,400 Sumitomo Forestry Company, Ltd. 1,072,314

International Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (92.0%) Value
Japan (17.5%) - continued
1,700 Sumitomo Heavy Industries, Ltd. $ 37,632
9,800 Sumitomo Mitsui Construction
Company, Ltd. 33,279
233,000 Sumitomo Mitsui Financial Group,
Inc. 6,925,948
151,100 Sumitomo Mitsui Trust Holdings,
Inc. 4,669,892
25,500 Sumitomo Warehouse Company,
Ltd. 377,505
8,800 Taikisha, Ltd. 206,368
6,600 Taisho Pharmaceutical Holdings
Company, Ltd. 260,884
44,000 Taiyo Holdings Company, Ltd. 923,482
352 Takara Leben Real Estate
Investment Corporation 304,745
10,500 Takara Standard Company, Ltd. 96,645
24,600 Takashimaya Company, Ltd. 240,733
208,700 Takeda Pharmaceutical Company,
Ltd. 5,862,039
12,600 Takuma Company, Ltd. 123,526
21,700 Terumo Corporation 656,448
101,000 Toagosei Company, Ltd. 751,819
48,900 Toho Gas Company, Ltd. 1,181,220
1,500 Toho Holdings Company, Ltd. 23,226
6,500 Toho Titanium Company, Ltd. 105,629
15,000 Tohoku Electric Power Company,
Inc. 80,455
6,900 Tokai Tokyo Financial Holdings, Inc. 18,832
7,300 Tokyo Century Corporation 242,522
17,700 Tokyo Electron, Ltd. 5,777,162
30,800 Tokyo Seimitsu Company, Ltd. 1,015,244
53,700 Tokyo Tatemono Company, Ltd. 740,826
26,600 Tokyotokeiba Company, Ltd. 770,838
16,300 Tokyu Construction Company, Ltd. 76,349
65,300 Tokyu Fudosan Holdings
Corporation 343,639
56,800 Toyo Seikan Group Holdings, Ltd. 595,734
500 Toyo Suisan Kaisha, Ltd. 19,522
4,900 Toyo Tanso Company, Ltd. 102,316
662,000 Toyota Motor Corporation 10,214,201
1,100 Transcosmos, Inc. 28,384
51,100 Tsubakimoto Chain Company 1,145,218
5,000 Tsumura & Company 112,459
186,500 TV Asahi Holdings Corporation 2,032,590
13,700 ULVAC, Inc. 466,630
142 United Urban Investment
Corporation 149,276
13,800 Ushio, Inc. 170,913
12,400 Yellow Hat, Ltd. 157,315
13,600 Yokohama Rubber Company, Ltd. 184,355
24,900 Yuasa Trading Company, Ltd. 615,559
884,800 Z Holdings Corporation 2,573,064
29,300 ZOZO, Inc. 530,116
Total 258,967,908
Jersey (0.2%)
96,773 Breedon Group plc 66,979
736,331 Man Group plc 2,247,822
172,000 West China Cement, Ltd. 21,758
Total 2,336,559
Kuwait (0.1%)
13,340 Boubyan Bank KSCP 33,611
70,481 Gulf Bank KSCP 73,331
Shares Common Stock (92.0%) Value
Kuwait (0.1%) - continued
30,786 HumanSoft Holding Company
KSCP $ 310,816
155,858 Kuwait Finance House KSCP 443,120
101,201 Kuwait International Bank KSCP 68,039
69,637 Mobile Telecommunications
Company KSCP 134,947
98,759 National Bank of Kuwait KSC 336,000
234,138 National Industries Group Holding 193,383
23,714 National Industries Group Holding,
Bonus Shares
a,b
19,586
Total 1,612,833
Luxembourg (0.5%)
12,984 Aperam SA 360,620
132,484 ArcelorMittal SA 2,971,017
875,037 B&M European Value Retail SA 3,916,035
57,027 SES SA 499,163
Total 7,746,835
Malaysia (0.2%)
7,600 AEON Credit Service (M) Berhad 23,929
16,000 Alliance Bank Malaysia Berhad 11,549
121,300 Hong Leong Bank Berhad 563,617
9,500 Kuala Lumpur Kepong Berhad 47,290
156,400 Mah Sing Group Berhad 21,311
300,600 Malayan Banking Berhad 585,855
47,200 MISC Berhad 76,050
655,000 PETRONAS Chemicals Group
Berhad 1,337,511
97,727 Sports Toto BHD 40,582
24,200 Ta Ann Holdings Berhad 21,853
34,900 TIME dotCom Berhad 34,682
Total 2,764,229
Mauritius (<0.1%)
403,500 Golden Agri-Resources, Ltd. 72,608
Total 72,608
Mexico (0.1%)
21,964 America Movil SAB de CV ADR 448,724
44,300 Arca Continental SAB de CV 292,176
48,100 Banco del Bajio SA
c
96,801
1,721 Fomento Economico Mexicano SAB
de CV ADR 116,150
20,333 Grupo Financiero Banorte SAB de
CV ADR 113,649
92,600 Grupo Mexico, SAB de CV 385,927
4,689 Grupo Televisa SAB ADR 38,356
93,800 Megacable Holdings SAB de CV 227,719
18,775 Promotora y Operadora de
Infraestructura, SAB de CV 138,048
32,700 Wal-Mart de Mexico, SAB de CV 112,526
Total 1,970,076
Netherlands (4.0%)
90,663 Aalberts NV 3,520,721
86,728 Aalberts NV, DRIP
a,b
9
169,850 Airbus SE 16,613,080
1,551 AMG Advanced Metallurgical
Group NV 39,860
2,385 Arcadis NV 79,880
34,398 ASML Holding NV 16,250,988
48,862 ASR Nederland NV 1,969,977

International Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (92.0%) Value
Netherlands (4.0%) - continued
86,052 BAM Group
a
$ 202,955
9,910 BE Semiconductor Industries NV 473,544
66,555 Euronext NV
c
5,458,387
27,083 Ferrari NV 4,984,314
71,019 ForFarmers BV 197,831
13,922 Fugro NV
a
175,241
9,099 Koninklijke DSM NV 1,303,442
92,750 QIAGEN NV
a
4,360,951
2,106 RHI Magnesita NV 51,067
39,923 Stellantis NV 495,636
79,996 Unilever plc 3,633,465
3,645 Van Lanschot Kempen NV 84,756
Total 59,896,104
New Zealand (0.1%)
165,088 Contact Energy, Ltd. 749,493
154,298 Fletcher Building, Ltd. 484,425
7,642 Spark New Zealand, Ltd. 22,871
Total 1,256,789
Norway (2.2%)
296,168 Aker Solutions ASA 803,422
45,950 Austevoll Seafood ASA 541,943
9,871 BW LPG, Ltd.
c
73,340
673,487 DNB Bank ASA 12,192,515
66,178 DNO International ASA 91,864
59,906 Elkem ASA
c
192,425
216,612 Equinor ASA 7,547,931
83,732 Europris ASA
c
393,045
48,839 Grieg Seafood ASA 700,136
114,460 Leroy Seafood Group ASA 819,539
27,800 Mowi ASA 635,722
473,049 MPC Container Ships ASA 943,590
432,107 Norsk Hydro ASA 2,441,949
4,648 SalMar ASA 329,061
431 Selvaag Bolig ASA 1,555
20,138 Veidekke ASA 183,731
73,125 Wallenius Wilhelmsen ASA 397,063
106,543 Yara International ASA 4,464,261
Total 32,753,092
Philippines (<0.1%)
10,980 International Container Terminal
Services, Inc. 36,763
Total 36,763
Poland (0.1%)
25,283 Asseco Poland SA 426,780
68,542 Bank Millennium SA
a
59,654
24,158 Cyfrowy Polsat SA 114,437
18,335 Jastrzebska Spolka Weglowa SA
a
262,454
26,930 Polski Koncern Naftowy Orlen SA 413,525
Total 1,276,850
Portugal (0.5%)
36,084 Altri SGPS SA 240,794
451,543 Galp Energia SGPS SA 5,283,523
104,330 Redes Energeticas Nacionais
SGPS SA 314,093
800,394 Sonae SGPS SA 982,109
Total 6,820,519
Shares Common Stock (92.0%) Value
Russian Federation (<0.1%)
169,404 Gazprom PJSC ADR
b
$ 17
6,112 Lukoil ADR
b
1
6,042 Mechel PJSC ADR
a,b
1
14,886 MMC Norilsk Nickel PJSC ADR
b
1
444 Novatek PJSC GDR
b
0
171 PAO Transneft
b
0
1,369 Polyus PJSC GDR
b
0
329,720 Sberbank of Russia PJSC
a,b
1
17,590 Sovcomflot OAO
b
0
765,300 Surgutneftegas PJSC
b
1
67,366 Surgutneftegas PJSC ADR
b
7
Total 29
Saudi Arabia (0.4%)
71,231 Al Rajhi Bank 1,569,321
35,374 Alinma Bank 316,122
6,537 Bank Albilad
a
76,455
2,049 Dr. Sulaiman Al Habib Medical
Services Group Company 106,173
4,592 Eastern Province Cement Company 56,257
6,459 Jarir Marketing Company 280,383
1,623 Mouwasat Medical Services
Company 92,174
79,538 National Commercial Bank 1,400,062
114,231 Riyad Bank 980,180
35,326 Saudi Arabian Mining Company
a
471,482
7,242 Saudi Basic Industries Corporation 196,385
1,939 Saudi Research and Marketing
Group
a
97,473
11,001 Saudi Telecom Company 285,270
Total 5,927,737
Singapore (1.0%)
2,699 China Yuchai International, Ltd.
a
23,805
619,700 DBS Group Holdings, Ltd. 13,259,975
619,900 First Resources, Ltd. 728,690
95,000 Fortune Real Estate Investment
Trust 78,802
2,198 Kenon Holdings, Ltd. 88,810
23,600 Parkway Life REIT 82,767
127,000 Wing Tai Holdings, Ltd. 159,134
54,900 Yangzijiang Financial Holding, Pte.
Ltd.
a
16,202
54,900 Yangzijiang Shipbuilding Holdings,
Ltd. 36,763
498,100 Yanlord Land Group, Ltd. 380,048
Total 14,854,996
South Africa (0.2%)
51,937 AECI, Ltd. 304,687
2,589 African Rainbow Minerals, Ltd. 34,016
1,184 Aspen Pharmacare Holdings, Ltd. 10,177
15,156 Barloworld, Ltd. 83,611
117 Capitec Bank Holdings, Ltd. 14,340
53,023 DataTec, Ltd. 134,246
15,288 Exxaro Resources, Ltd. 185,743
118,111 FirstRand, Ltd. 454,542
32,185 Gold Fields, Ltd. ADR 293,527
6,166 Impala Platinum Holdings, Ltd. 68,408
69,989 Investec plc 381,116
26,561 Investec, Ltd. 143,460
3,492 Kumba Iron Ore, Ltd. 113,208
29,316 Massmart Holdings, Ltd.
a
63,202
184,920 Momentum Metropolitan Holdings 162,138

International Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (92.0%) Value
South Africa (0.2%) - continued
10,999 Motus Holdings, Ltd. $ 72,341
14,898 MTN Group, Ltd. 121,234
2,762 Naspers, Ltd. 403,491
30,424 Ninety One, Ltd. 72,073
15,187 Sasol, Ltd.
a
350,198
16,541 Sibanye Stillwater, Ltd. 41,079
12,841 Standard Bank Group 122,513
9,021 Super Group, Ltd. 16,404
Total 3,645,754
South Korea (0.8%)
3,807 Cheil Worldwide, Inc. 69,916
483 Chong Kun Dang Holdings
Corporation 21,107
2,184 Chong Kun Dang Pharmaceutical
Corporation 147,589
1,290 DB HiTek Company, Ltd. 49,970
532 Dentium Company, Ltd. 35,091
1,480 DongKook Pharmaceutical
Company, Ltd. 22,241
5,798 Green Cross Holdings Corporation 87,666
21,967 GS Holdings Corporation 709,743
1,297 Hanwha Aerospace Company, Ltd. 48,685
2,326 Huons Global Company, Ltd. 37,860
1,285 Hyundai Department Store
Company, Ltd. 69,509
247 Hyundai Glovis Company, Ltd. 34,338
2,224 Hyundai Green Food Company,
Ltd. 13,369
4,409 Innox Advanced Materials
Company, Ltd. 113,140
12,254 JB Financial Group Corporation,
Ltd. 69,527
13,994 JYP Entertainment Corporation 520,771
44,216 Kangwon Land, Inc.
a
868,215
198 KCC Corporation 43,929
18,107 Kia Corporation 1,080,726
1,070 Korea Zinc Company, Ltd. 402,741
1,339 Korean Reinsurance Company 8,670
839 KT&G Corporation 53,180
9,215 Lotte Shopping Company, Ltd. 740,630
884 LS Corporation 43,488
7,021 LX Semicon Company, Ltd. 521,064
3,001 Meritz Financial Group, Inc. 59,964
556 Meritz Fire & Marine Insurance
Company, Ltd. 14,238
80,555 Meritz Securities Company, Ltd. 283,120
1,419 NHN Corporation
a
30,549
1,643 Osstem Implant Company, Ltd. 127,083
8,431 PharmaResearch Company, Ltd. 438,443
1,329 Samsung Biologics Company,
Ltd.
a,c
812,507
73,358 Samsung Electronics Company,
Ltd. 3,235,628
1,486 SD Biosensor, Inc. 44,535
2,523 SM Entertainment Company, Ltd. 122,777
5,607 S-Oil Corporation 446,902
55 Taekwang Industrial Corporation,
Ltd. 38,357
22,019 Woori Financial Group, Inc. 206,114
Total 11,673,382
Spain (1.6%)
1,857,134 Banco Santander SA 5,254,626
Shares Common Stock (92.0%) Value
Spain (1.6%) - continued
146,188 Bankinter SA $ 914,389
430,532 CaixaBank SA 1,507,752
65,115 CIA De Distribucion Integral 1,275,959
21,207 Enagas SA 469,028
19,846 Ence Energia y Celulosa SA 68,148
33,396 Faes Farma SA 136,200
50,694 Indra Sistemas SA
a
485,473
59,285 Industria de Diseno Textil SA 1,347,285
9,207 Laboratorios Farmaceuticos ROVI,
SA 563,886
8,997 Let's GOWEX SA
a,b,e
1
399,376 Mediaset Espana Comunicacion
SA
a
1,646,161
130,370 Merlin Properties Socimi SA 1,262,553
121,333 Sacyr SA 292,484
1,863 Solaria Energia y Medio Ambiente
SA
a
39,702
1,522,194 Telefonica SA 7,771,649
3,996 Viscofan SA 220,464
Total 23,255,760
Sweden (1.9%)
39,812 AB Industrivarden, Class A 900,027
190,477 AB Industrivarden, Class C 4,257,981
15,380 AddLife AB 231,945
8,108 Addtech AB 106,097
109,171 Arjo AB 691,293
163,823 Assa Abloy AB 3,495,990
79,782 Betsson AB 482,447
8,580 Bilia AB 123,818
32,068 Biotage AB 570,742
11,621 Boliden AB 371,645
26,149 Bravida Holding AB
c
227,921
25,960 Cloetta AB 53,324
56,209 Elekta AB 389,555
268,631 Granges AB 2,018,049
241,588 Hexpol AB 2,068,817
2,563 HMS Networks AB 109,565
20,865 Holmen AB 849,908
12,595 Indutrade AB 231,093
16,750 Intrum AB 320,412
85,174 Investor AB, Class B 1,404,670
40,567 Inwido AB 447,200
6,590 L E Lundbergforetagen AB 268,719
4,900 Lindab International AB 71,278
14,105 Mekonomen Aktiebolag 152,585
5,760 MIPS AB 252,941
40,639 NCC AB 410,184
20,706 New Wave Group AB 276,881
49,275 Saab AB 2,037,640
98,070 SSAB AB, Class A 430,382
643,745 SSAB AB, Class B 2,674,908
104,470 Svenska Cellulosa AB SCA 1,569,668
16,882 Svolder AB 86,361
44,513 Trelleborg AB 900,611
Total 28,484,657
Switzerland (8.3%)
43,651 Baloise Holding AG 7,145,377
42 Bucher Industries AG 14,660
30 Burckhardt Compression Holding
AG 12,622
672 Comet Holding AG 105,955

International Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (92.0%) Value
Switzerland (8.3%) - continued
26,433 Compagnie Financiere Richemont
SA $ 2,843,217
9,950 DKSH Holding AG 823,299
11,950 Ferguson plc 1,338,669
17,828 Galenica AG
c
1,371,446
1,444,183 Glencore Xstrata plc 7,822,327
5,586 Helvetia Holding AG 656,038
8,116 Huber+Suhner AG 647,370
72 Inficon Holding AG 56,766
205 Lindt & Spruengli AG 2,087,319
5,462 Mobilezone Holding AG 95,478
227,701 Nestle SA 26,612,044
424,954 Novartis AG 36,027,868
75,385 PSP Swiss Property AG 8,392,912
16,505 Roche Holding AG, Participation
Certificates 5,517,619
29,786 Sika AG 6,875,719
23,626 SoftwareONE Holding AG 283,216
9,910 Sonova Holding AG 3,167,054
11,304 Swiss Life Holding AG 5,518,247
9,743 Swiss Prime Site AG 856,060
14,777 Tecan Group AG 4,302,889
15,622 UBS Group AG 252,557
1,856 Valiant Holding AG 163,283
1,751 Vontobel Holding AG 123,032
3,799 Zehnder Group AG 224,858
Total 123,337,901
Taiwan (1.3%)
44,000 BES Engineering Corporation 12,817
407,000 Capital Securities Corporation 191,743
33,000 Charoen Pokphand Enterprise
(Taiwan) Company, Ltd.
a
89,862
5,000 Chicony Power Technology
Company, Ltd. 11,753
228,000 China Development Financial
Holding Corporation 112,910
45,000 China Steel Chemical Corporation 176,311
81,000 CTCI Corporation 122,509
127,000 Feng Hsin Iron & Steel Company,
Ltd. 292,107
118,000 First Financial Holding Company,
Ltd. 104,142
133,000 Formosa Plastics Corporation 485,642
198,519 Fubon Financial Holding Company,
Ltd. 399,291
5,000 Fusheng Precision Company, Ltd. 32,089
180,000 Goldsun Building Materials
Company, Ltd. 138,364
11,000 Hotai Motor Company, Ltd. 224,398
12,000 International Games System
Company, Ltd. 301,938
169,000 King Yuan Electronics Company,
Ltd. 227,731
2,000 Lotes Company, Ltd. 45,000
2,354 Makalot Industrial Company, Ltd. 11,184
935,000 Nan Ya Plastics Corporation 2,609,954
71,000 Novatek Microelectronics
Corporation 722,364
30,000 Radiant Opto-Electronics
Corporation 87,607
109,645 Sigurd Microelectronics
Corporation 191,860
48,000 Systex Corporation 115,131
50,000 TaiDoc Technology Corporation 326,416
Shares Common Stock (92.0%) Value
Taiwan (1.3%) - continued
22,000 Taiwan Cogeneration Corporation $ 27,771
580,515 Taiwan Semiconductor
Manufacturing Company, Ltd. 9,303,538
11,000 Tong Yang Industry Company, Ltd. 18,271
117,000 Topco Scientific Company, Ltd. 544,422
7,000 TTY Biopharm Company, Ltd. 16,917
15,000 United Integrated Services
Company, Ltd. 74,545
438,000 United Microelectronics
Corporation 585,468
77,000 Vanguard International
Semiconductor Corporation 200,307
18,000 Voltronic Power Technology
Corporation 873,189
Total 18,677,551
Thailand (0.1%)
891,200 AP (Thailand) Public Company, Ltd.
NVDR 252,399
122,900 Com7 Public Company, Ltd. NVDR 104,559
9,600 Energy Absolute Public, Ltd.
Company NVDR 22,156
54,600 Kiatnakin Phatra Bank Public
Company, Ltd. NVDR 95,921
464,400 Krung Thai Bank Public Company,
Ltd. NVDR 204,113
3,982,200 Land and Houses Public Company,
Ltd. NVDR 940,961
15,900 PTT Exploration and Production
Public Company, Ltd. NVDR 71,677
129,100 TISCO Financial Group Public
Company, Ltd. 323,484
Total 2,015,270
Turkey (0.1%)
36,221 BIM Birlesik Magazalar AS 175,449
1,653,751 Dogan Sirketler Grubu Holding AS 348,900
2,303,864 Emlak Konut Gayrimenkul Yatirim
Ortakligi AS 366,250
36,485 Eregli Demir ve Celik Fabrikalari
TAS 59,343
257,809 Haci Omer Sabanci Holding AS 292,079
1,328,847 Turkiye Is Bankasi AS 351,125
Total 1,593,146
United Kingdom (11.0%)
56,850 AstraZeneca plc 7,499,756
1,384,561 Auto Trader Group plc
c
9,377,015
93,862 Avacta Group plc
a,d
123,970
150,590 Babcock International Group plc
a
568,484
107,442 Balfour Beatty plc 332,466
3,730 Bank of Georgia Group plc 59,299
2,735,050 Barclays plc 5,114,429
129,012 Barratt Developments plc 721,650
21,178 Beazley plc 129,132
26,879 Bellway plc 706,712
7,025 Berkeley Group Holdings plc 319,388
1,700,043 BP plc 7,982,545
226,078 British American Tobacco plc 9,690,671
28,289 Britvic plc 280,408
56,480 Bunzl plc 1,875,743
16,391 Capital & Counties Properties plc 27,985
59,621 Central Asia Metals plc 160,757
1,149,105 Centrica plc
a
1,122,146

International Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (92.0%) Value
United Kingdom (11.0%) - continued
9,405 Chemring Group plc $ 36,169
3,052 Clarkson plc 111,427
38,859 Compass Group plc 797,830
15,527 Computacenter plc 444,649
34,451 Crest Nicholson Holdings plc 102,729
24,959 Croda International plc 1,972,810
31,972 Dechra Pharmaceuticals plc 1,348,110
310,492 Diageo plc 13,410,996
123,419 Drax Group plc 968,779
244,561 DS Smith plc 828,285
99,833 Evraz plc
b
12
12,970 Fevertree Drinks plc 193,138
77,181 FirstGroup plc
a
120,082
34,524 Greggs plc 764,488
76,553 Halfords Group plc 133,620
484,766 Halma plc 11,902,047
76,350 Hays plc 104,415
90,468 Howden Joinery Group plc 666,881
1,809,073 HSBC Holdings plc 11,817,813
124,556 IG Group Holdings plc 1,051,261
240,774 Imperial Brands plc 5,390,385
132,117 Inchcape plc 1,122,732
51,232 Indivior plc
a
193,140
149,326 Informa plc
a
964,738
132,357 InterContinental Hotels Group plc 7,034,510
23,108 Intermediate Capital Group plc 369,441
124,858 ITV plc 99,707
68,887 Lancashire Holdings, Ltd. 338,551
119,350 LondonMetric Property plc 331,700
339,856 Moneysupermarket.com Group plc 719,463
12,218 Morgan Sindall Group plc 270,956
228,533 Natwest Group plc 608,301
5,552 Next plc 396,637
233,874 PageGroup plc 1,145,519
93,077 Pantheon Resources plc
a
101,678
112,469 Paragon Banking Group plc 671,193
81,811 Pennon Group plc 951,965
44,629 QinetiQ Group plc 199,603
18,314 Reach plc 22,360
96,211 Redde Northgate plc 395,214
24,176 Redrow plc 144,338
299,161 RELX plc 8,122,630
8,968 Rightmove plc 62,147
83,433 Rio Tinto plc 4,988,181
40,335 Safestore Holdings plc 522,279
53,967 Serco Group plc 114,461
53,842 Serica Energy plc 186,582
948,145 Shell plc 24,692,339
27,302 Spectris plc 904,504
21,475 Spirax-Sarco Engineering plc 2,590,072
65,559 Spirent Communications plc 196,949
34,086 SSP Group plc
a
96,766
392,028 Standard Chartered plc 2,959,575
41,108 Tate & Lyle plc 376,719
376,124 Taylor Wimpey plc 535,767
222,268 Tesco plc 692,722
4,789 TORM plc
a
64,753
514,912 Tritax Big Box REIT plc 1,141,026
21,178 Warehouse REIT plc 37,980
3,610 Whitbread plc 109,472
Total 162,735,152
Shares Common Stock (92.0%) Value
United States (<0.1%)
1,460 Yum China Holding, Inc. $ 70,810
Total 70,810
Virgin Islands, British (<0.1%)
4,449 VK Company, Ltd. GDR
a,b
0
Total 0
Total Common Stock
(cost $1,427,057,925) 1,363,695,702
Shares Preferred Stock ( 0.4% )
Germany (0.4%)
5,905 Bayerische Motoren Werke AG 421,178
45,127 Volkswagen AG 6,075,913
Total 6,497,091
Total Preferred Stock
(cost $9,998,401) 6,497,091
Principal
Amount Long-Term Fixed Income ( <0.1% )
Venezuela (0.1%)
Petroleos de Venezuela SA
$ 11,370,000 6.000%,  10/28/2022
f
488,910
7,010,000 6.000%,  5/16/2024
f
413,590
1,326,000 6.000%,  11/15/2026
f
74,256
1,410,000 5.375%,  4/12/2027
f
78,960
210,000 5.500%,  4/12/2037
f
11,760
Total 1,067,476
Total Long-Term Fixed Income
(cost $7,583,707) 1,067,476
Shares
Collateral Held for Securities
Loaned ( <0.1% )
111,882 Thrivent Cash Management Trust 111,882
Total Collateral Held for
Securities Loaned
(cost $111,882) 111,882
Shares or
Principal
Amount Short-Term Investments ( 6.7% )
Federal Home Loan Bank Discount
Notes
500,000 0.580%,  7/19/2022
g,h
499,653
100,000 0.860%,  7/22/2022
g,h
99,918
300,000 1.010%,  8/12/2022
g
299,404
5,700,000 1.140%,  8/18/2022
g,h
5,687,054
Thrivent Core Short-Term Reserve
Fund
9,255,081 1.630% 92,550,809
Total Short-Term Investments
(cost $99,101,144) 99,136,838
Total Investments (cost
$1,543,853,059) 99.2% $1,470,508,989
Other Assets and Liabilities,
Net 0.8% 11,856,987
Total Net Assets 100.0% $1,482,365,976

International Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

a Non-income producing security.
b Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2022, the value of these investments was $26,501,759 or 1.8% of
total net assets.
d All or a portion of the security is on loan.
e In bankruptcy.  Income is being accrued per the bankruptcy agreement terms.
f Defaulted security.  Interest is not being accrued.
g The interest rate shown reflects the yield.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Allocation
Portfolio as of June 30, 2022:
Securities Lending Transactions
Common Stock $ 105,819
Total lending $105,819
Gross amount payable upon return of
collateral for securities loaned $111,882
Net amounts due to counterparty $6,063
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
DRIP - Dividend Reinvestment Plan
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 87,926,972
Gross unrealized depreciation (192,559,507)
Net unrealized appreciation (depreciation) $ (104,632,535)
Cost for federal income tax purposes $ 1,571,546,321

International Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2022, in valuing International Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services^ 76,193,755 2,326,767 73,849,116 17,872
Consumer Discretionary 159,095,973 6,403,773 152,692,200 –
Consumer Staples^ 98,014,586 171,313 97,843,273 0
Energy^ 109,643,737 1,293,077 108,308,811 41,849
Financials 240,111,609 533,865 239,527,828 49,916
Health Care 176,750,077 88,202 176,661,875 –
Industrials 190,915,904 641,490 190,274,405 9
Information Technology 135,925,654 12,431,411 123,494,243 –
Materials^ 120,354,421 1,490,705 118,863,702 14
Real Estate 35,777,738 – 35,777,738 –
Utilities 20,912,248 446,968 20,465,280 –
Preferred Stock
Consumer Discretionary 6,497,091 – 6,497,091 –
Long-Term Fixed Income
Energy 1,067,476 – 1,067,476 –
Short-Term Investments 6,586,029 – 6,586,029 –
Subtotal Investments in Securities $1,377,846,298 $25,827,571 $1,351,909,067 $109,660
Other Investments  * Total
Affiliated Short-Term Investments 92,550,809
Collateral Held for Securities Loaned 111,882
Subtotal Other Investments $92,662,691
Total Investments at Value $1,470,508,989
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 3,595,203 3,595,203 – –
Total Liability Derivatives $3,595,203 $3,595,203 $– $–

International Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
ASX
-
Australian Securities Exchange
EAFE
-
Europe, Australasia and Far East
FTSE
-
Financial Times Stock Exchange
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
SFE
-
Sydney Futures Exchange
SGX
-
Singapore Stock Exchange
TSE
-
Tokyo Stock Exchange
The following table presents International Allocation Portfolio's futures contracts held as of June 30, 2022. Investments and/or cash totaling
$8,270,304 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
Eurex Euro STOXX 50 Index 16 September 2022 $ 587,047 ( $ 8,912)
FTSE 100 Index 3 September 2022 261,804 (547)
ICE mini MSCI EAFE Index 1,193 September 2022 114,135,129 (3,388,939)
ICE US mini MSCI Emerging Markets Index 143 September 2022 7,349,438 (180,133)
SFE S&P ASX Share Price Index 200 1 September 2022 114,272 (2,779)
SGX MSCI Singapore Index 1 July 2022 21,010 (816)
TSE Tokyo Price Index 3 September 2022 426,660 (13,077)
Total Futures Long Contracts $ 122,895,360 ( $ 3,595,203)
Total Futures Contracts $ 122,895,360 ($3,595,203)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2022, for International Allocation
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 3,595,203
Total Equity Contracts 3,595,203
Total Liability Derivatives $3,595,203
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2022, for
International Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (22,364,720)
Total Equity Contracts
(22,364,720)
Total ($22,364,720)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2022, for International Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (7,212,882)
Total Equity Contracts (7,212,882)
Total ($7,212,882)

International Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents International Allocation Portfolio's average volume of derivative activity during the period ended June 30, 2022.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $138,524,479
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Allocation
Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
6/30/2022
Shares Held at
6/30/2022
% of Net
Assets
6/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% $139,557 $140,297 $187,303 $92,551 9,255 6.2%
Total Affiliated Short-Term Investments 139,557 92,551 6.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,093 135,037 136,018 112 112 <0.1
Total Collateral Held for Securities Loaned 1,093 112 <0.1
Total Value $140,650 $92,663
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 6/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% $– $– $ – $366
Total Income/Non Income Cash from Affiliated
Investments $366
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 126
Total Affiliated Income from Securities Loaned, Net $126
Total Value $– $– $ –

International Index Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.5% ) Value
Australia (7.5%)
2,412 Ampol, Ltd. $ 56,929
11,943 APA Group 93,009
6,100 Aristocrat Leisure, Ltd. 145,095
1,960 ASX, Ltd. 110,788
18,632 Aurizon Holdings, Ltd. 49,003
28,379 Australia and New Zealand
Banking Group, Ltd. 432,232
51,242 BHP Group, Ltd. 1,467,244
4,962 BlueScope Steel, Ltd. 54,675
14,522 Brambles, Ltd. 107,380
666 Cochlear, Ltd. 91,437
13,525 Coles Group, Ltd. 166,444
17,272 Commonwealth Bank of Australia 1,079,095
5,500 Computershare, Ltd. 93,793
4,876 CSL, Ltd. 905,351
10,887 DEXUS Property Group 66,949
613 Domino's Pizza Enterprises, Ltd. 28,814
13,596 Endeavour Group, Ltd. 71,127
18,554 Evolution Mining, Ltd. 30,316
17,141 Fortescue Metals Group, Ltd. 206,117
17,019 Goodman Group 210,146
19,390 GPT Group 56,671
2,113 IDP Education, Ltd. 34,601
24,952 Insurance Australia Group, Ltd. 75,244
6,972 Lendlease Corporation, Ltd. 43,916
22,530 Lottery Corporation, Ltd.
a
70,292
3,689 Macquarie Group, Ltd. 420,015
27,876 Medibank Private, Ltd. 62,698
1,720 Mineral Resources, Ltd. 57,728
39,908 Mirvac Group 54,550
32,733 National Australia Bank, Ltd. 620,711
9,011 Newcrest Mining, Ltd. 128,373
11,794 Northern Star Resources, Ltd. 55,322
4,138 Orica, Ltd. 45,273
17,827 Origin Energy, Ltd. 70,765
9,355 Qantas Airways, Ltd.
a
28,952
14,981 QBE Insurance Group, Ltd. 125,884
1,853 Ramsay Health Care, Ltd. 93,856
535 REA Group, Ltd. 41,313
2,289 Reece, Ltd. 21,743
3,758 Rio Tinto, Ltd. 268,091
32,569 Santos, Ltd. 165,131
52,538 Scentre Group 94,335
3,403 SEEK, Ltd. 49,363
4,613 Sonic Healthcare, Ltd. 105,145
47,067 South32, Ltd. 127,537
24,163 Stockland 60,330
12,780 Suncorp Group, Ltd. 97,457
41,622 Telstra Corporation, Ltd. 110,705
31,082 Transurban Group 309,244
7,307 Treasury Wine Estates, Ltd. 57,303
39,167 Vicinity Centres 49,756
2,192 Washington H. Soul Pattinson and
Company, Ltd. 35,699
11,480 Wesfarmers, Ltd. 332,047
35,439 Westpac Banking Corporation 478,034
1,486 Wisetech Global, Ltd. 38,966
19,074 Woodside Energy Group, Ltd. 419,218
12,268 Woolworths, Ltd. 301,331
Total 10,673,543
Austria (0.2%)
3,480 Erste Group Bank AG 88,432
1,491 OMV AG 70,123
689 Verbund AG 67,728
Shares Common Stock (97.5%) Value
Austria (0.2%) - continued
1,175 Voestalpine AG $ 25,112
Total 251,395
Belgium (0.9%)
1,644 Ageas SA NV 72,489
8,792 Anheuser-Busch InBev NV 473,468
252 D'ieteren Group 37,030
333 Elia System Operator SA 47,293
1,029 Groupe Bruxelles Lambert SA 86,261
2,532 KBC Groep NV 142,453
1,540 Proximus SA 22,730
156 Sofina SA 31,977
750 Solvay SA 61,100
1,280 UCB SA 108,467
2,120 Umicore SA 74,315
1,506 Warehouses De Pauw SCA 47,521
Total 1,205,104
Bermuda (0.2%)
6,500 CK Infrastructure Holdings, Ltd. 39,929
11,600 Hongkong Land Holdings, Ltd. 58,257
2,200 Jardine Matheson Holdings, Ltd. 115,632
Total 213,818
Cayman Islands (0.5%)
17,400 Budweiser Brewing Company
APAC, Ltd.
b
52,212
20,200 Chow Tai Fook Jewellery Group,
Ltd. 38,155
20,400 ESR Cayman, Ltd.
a,b
55,318
601 Futu Holdings, Ltd. ADR
a
31,378
10,700 Grab Holdings, Ltd.
a,c
27,071
24,000 Sands China, Ltd.
a
57,737
3,629 Sea, Ltd. ADR
a
242,635
14,000 SITC International Holdings
Company, Ltd. 39,819
84,533 WH Group, Ltd.
b
65,427
17,000 Wharf Real Estate Investment
Company, Ltd. 81,179
Total 690,931
Denmark (2.7%)
32 A.P. Moller - Maersk AS, Class A 74,271
54 A.P. Moller - Maersk AS, Class B 126,770
1,016 Carlsberg AS 129,848
1,068 Christian Hansen Holding AS 77,962
1,203 Coloplast AS 137,454
6,982 Danske Bank AS 99,373
972 Demant AS
a
36,539
1,943 DSV AS 273,220
665 Genmab AS
a
215,756
1,329 GN Store Nord AS 46,883
17,045 Novo Nordisk AS 1,890,332
2,079 Novozymes AS 125,120
1,915 Orsted AS
b
201,695
962 Pandora AS 61,118
90 Rockwool International AS 20,433
3,645 Tryg AS 82,121
10,222 Vestas Wind Systems AS 217,340
Total 3,816,235
Finland (1.2%)
1,440 Elisa Oyj 81,068

International Index Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.5%) Value
Finland (1.2%) - continued
4,496 Fortum Oyj $ 67,957
2,765 Kesko Oyj 65,436
3,440 KONE Oyj 164,416
4,282 Neste Oil Oyj 190,468
54,776 Nokia Oyj 253,891
33,495 Nordea Bank Abp 295,879
1,077 Orion Oyj 48,201
5,048 Sampo Oyj 220,604
5,579 Stora Enso Oyj 88,400
5,403 UPM-Kymmene Oyj 165,675
4,792 Wartsila Corporation 37,564
Total 1,679,559
France (10.2%)
1,723 Accor SA
a
47,006
301 Aeroports de Paris SA
a
38,372
5,292 Air Liquide SA 712,321
3,212 Alstom SA 73,345
617 Amundi SA
b
33,970
603 Arkema SA 53,940
19,609 AXA SA 447,902
419 bioMerieux 41,085
11,245 BNP Paribas SA 537,873
8,950 Bollore SA 41,723
2,323 Bouygues SA 71,696
2,976 Bureau Veritas SA 76,567
1,658 Capgemini SA 285,940
6,283 Carrefour SA 111,532
6,868 Cie Generale des Etablissements
Michelin 187,573
5,039 Compagnie de Saint-Gobain 217,732
479 Covivio 26,761
12,606 Credit Agricole SA 116,215
6,613 Danone SA 370,344
254 Dassault Aviation SA 39,665
6,751 Dassault Systemes SE 250,064
2,524 Edenred 119,564
843 Eiffage SA 76,258
5,674 Electricite de France 46,605
18,488 Engie SA 214,073
2,911 EssilorLuxottica SA 441,347
441 Eurazeo SE 27,397
465 Gecina SA 43,640
4,454 Groupe Eurotunnel SA 78,994
321 Hermes International 361,264
382 Ipsen SA 36,169
757 Kering SA 392,299
2,178 Klepierre SA 42,149
1,063 La Francaise des Jeux SAEM
b
36,912
2,707 Legrand SA 199,882
2,439 L'Oreal SA 846,838
2,810 LVMH Moet Hennessy Louis Vuitton
SE 1,722,195
20,194 Orange SA 237,959
2,121 Pernod-Ricard SA 392,121
2,309 Publicis Groupe SA
a
113,558
233 Remy Cointreau SA 40,882
1,946 Renault SA
a
49,129
3,460 Safran SA 344,498
11,511 Sanofi 1,160,844
280 Sartorius Stedim Biotech 88,345
5,472 Schneider Electric SE 652,022
252 SEB SA 24,320
8,050 Societe Generale SA 177,984
896 Sodexo SA 63,378
Shares Common Stock (97.5%) Value
France (10.2%) - continued
595 Teleperformance SA $ 183,727
1,080 Thales SA 132,600
25,096 TotalEnergies SE 1,320,983
950 Ubisoft Entertainment SA
a
41,898
2,087 Valeo SA 40,667
6,729 Veolia Environnement SA
a
164,951
5,401 Vinci SA 484,804
7,294 Vivendi SE 74,435
272 Wendel SA 22,797
2,413 Worldline SA
a,b
90,004
Total 14,369,118
Germany (7.2%)
1,750 Adidas AG 310,855
4,134 Allianz SE 792,534
9,297 BASF SE 406,766
9,944 Bayer AG 593,822
3,351 Bayerische Motoren Werke AG 259,773
829 Bechtle AG 34,051
1,020 Beiersdorf AG 104,670
1,564 Brenntag AG 102,408
407 Carl Zeiss Meditec AG 48,934
10,775 Commerzbank AG
a
76,450
1,113 Continental AG 78,120
1,956 Covestro AG
b
67,969
4,582 Daimler Truck Holding AG
a
120,672
1,651 Delivery Hero AG
a,b
62,286
20,920 Deutsche Bank AG 183,840
1,923 Deutsche Boerse AG 322,924
6,050 Deutsche Lufthansa AG
a
35,636
10,034 Deutsche Post AG 378,847
32,808 Deutsche Telekom AG 652,529
22,725 E.ON SE 191,415
2,123 Evonik Industries AG 45,531
2,076 Fresenius Medical Care AG &
Company KGaA 104,010
4,240 Fresenius SE & Company KGaA 128,946
1,553 GEA Group AG 53,840
610 Hannover Rueckversicherung SE 88,972
1,463 HeidelbergCement AG 70,636
1,673 HelloFresh SE
a
54,581
1,052 Henkel AG & Company KGaA 64,636
13,219 Infineon Technologies AG 321,560
730 KION Group AG 30,559
734 Knorr-Bremse AG 42,040
737 LEG Immobilien AG 61,334
8,122 Mercedes-Benz Group AG 471,714
1,308 Merck KGaA 221,866
541 MTU Aero Engines AG 99,107
1,418 Muenchener Rueckversicherungs-
Gesellschaft AG 335,426
585 Nemetschek SE 35,590
1,550 Porsche Automobil Holding SE 103,092
1,069 PUMA SE 70,925
52 RATIONAL AG 30,316
441 Rheinmetall AG 101,768
6,503 RWE AG 240,521
10,570 SAP SE 963,464
246 Sartorius Aktiengesellschaft 86,339
822 Scout24 SE
b
42,346
7,743 Siemens AG 795,956
4,413 Siemens Energy AG 65,041
2,854 Siemens Healthineers AG
b
145,516
1,344 Symrise AG 146,584
10,538 Telefonica Deutschland Holding AG 30,389

International Index Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.5%) Value
Germany (7.2%) - continued
926 Uniper SE $ 13,839
982 United Internet AG 28,148
299 Volkswagen AG 54,683
7,075 Vonovia SE 218,905
2,254 Zalando SE
a,b
59,377
Total 10,252,058
Hong Kong (2.8%)
122,400 AIA Group, Ltd. 1,337,412
37,500 BOC Hong Kong (Holdings), Ltd. 148,912
20,500 CK Asset Holdings, Ltd. 145,659
27,000 CK Hutchison Holdings, Ltd. 183,168
16,500 CLP Holdings, Ltd. 137,120
22,000 Galaxy Entertainment Group, Ltd. 131,793
20,000 Hang Lung Properties, Ltd. 38,056
7,700 Hang Seng Bank, Ltd. 136,451
15,000 Henderson Land Development
Company, Ltd. 56,376
27,000 HK Electric Investments, Ltd. 24,774
38,000 HKT Trust and HKT, Ltd. 51,036
113,162 Hong Kong and China Gas
Company, Ltd. 122,126
12,200 Hong Kong Exchanges & Clearing,
Ltd. 603,366
21,400 Link REIT 174,867
15,500 MTR Corporation, Ltd. 81,262
15,000 New World Development Company,
Ltd. 54,032
14,000 Power Assets Holdings, Ltd. 88,199
34,000 Sino Land Company, Ltd. 50,207
14,500 Sun Hung Kai Properties, Ltd. 171,681
5,000 Swire Pacific, Ltd. 29,861
11,800 Swire Properties, Ltd. 29,378
14,000 Techtronic Industries Company,
Ltd. 146,190
18,000 Xinyi Glass Holdings Company,
Ltd. 43,430
Total 3,985,356
Ireland (0.7%)
7,754 CRH plc 267,582
998 DCC plc 62,092
1,689 Flutter Entertainment plc
a
171,228
4,508 James Hardie Industries plc 98,693
1,611 Kerry Group plc 154,064
1,561 Kingspan Group plc 93,865
2,491 Smurfit Kappa Group plc 84,002
Total 931,526
Isle of Man (0.1%)
5,938 Entain plc
a
90,363
Total 90,363
Israel (0.7%)
430 Azrieli Group, Ltd. 30,273
12,852 Bank Hapoalim, Ltd. 107,921
15,621 Bank Leumi Le-Israel BM 139,746
1,044 Check Point Software Technologies,
Ltd.
a
127,138
402 CyberArk Software, Ltd.
a
51,440
269 Elbit Systems, Ltd. 61,783
7,166 ICL Group, Ltd. 65,461
12,521 Israel Discount Bank, Ltd. 65,565
Shares Common Stock (97.5%) Value
Israel (0.7%) - continued
498 Kornit Digital, Ltd.
a
$ 15,786
1,558 Mizrahi Tefahot Bank, Ltd. 51,867
639 NICE, Ltd.
a
123,307
11,168 Teva Pharmaceutical Industries,
Ltd. ADR
a
83,983
1,104 Tower Semiconductor, Ltd.
a
51,495
577 Wix.com, Ltd.
a
37,823
800 ZIM Integrated Shipping Services,
Ltd. 37,784
Total 1,051,372
Italy (1.7%)
1,260 Amplifon SPA 38,738
11,203 Assicurazioni Generali SPA 178,944
5,015 Atlantia SPA 117,725
5,291 Davide Campari-Milano NV 55,819
255 DiaSorin SPA 33,535
82,327 Enel SPA 451,502
25,547 Eni SPA 303,006
6,174 Finecobank Banca Fineco SPA 74,067
3,402 Infrastrutture Wireless Italiane SPA
b
34,586
167,177 Intesa Sanpaolo SPA 312,868
6,106 Mediobanca SPA 52,955
2,078 Moncler SPA 89,533
5,305 Nexi Spa
a,b
44,055
5,288 Poste Italiane SPA
b
49,477
2,578 Prysmian SPA 70,826
1,058 Recordati SPA 46,139
20,411 Snam SPA 107,084
100,859 Telecom Italia SPA
a
26,446
14,242 Terna Rete Elettrica Nazionale SPA 111,974
21,407 UniCredit SPA 204,574
Total 2,403,853
Japan (21.7%)
1,900 Advantest Corporation 102,176
6,600 Aeon Company, Ltd. 114,643
2,000 AGC, Inc. 70,275
1,500 Aisin Corporation 46,426
4,700 Ajinomoto Company, Inc. 114,612
1,600 All Nippon Airways Company, Ltd.
a
29,555
4,607 Asahi Group Holdings, Ltd. 151,503
2,200 Asahi Intecc Company, Ltd. 33,310
12,700 Asahi Kasei Corporation 96,613
18,800 Astellas Pharma, Inc. 293,312
1,200 Azbil Corporation 31,637
2,000 BANDAI NAMCO Holdings, Inc. 141,186
5,800 Bridgestone Corporation 211,465
2,400 Brother Industries, Ltd. 42,227
10,100 Canon, Inc. 228,880
1,800 Capcom Company, Ltd. 43,787
1,500 Central Japan Railway Company 172,399
5,400 Chiba Bank, Ltd. 29,558
6,500 Chubu Electric Power Company,
Inc. 65,451
6,800 Chugai Pharmaceutical Company,
Ltd. 173,948
11,000 Concordia Financial Group, Ltd. 38,194
4,400 CyberAgent, Inc. 44,082
2,200 Dai Nippon Printing Company, Ltd. 47,323
1,000 Daifuku Company, Ltd. 57,230
10,200 Dai-Ichi Mutual Life Insurance
Company, Ltd. 188,653
17,700 Daiichi Sankyo Company, Ltd. 450,155

International Index Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.5%) Value
Japan (21.7%) - continued
2,500 Daikin Industries, Ltd. $ 401,398
600 Daito Trust Construction Company,
Ltd. 51,904
6,100 Daiwa House Industry Company,
Ltd. 142,661
22 Daiwa House REIT Investment
Corporation 50,004
13,800 Daiwa Securities Group, Inc. 61,791
4,400 Denso Corporation 232,243
2,200 Dentsu Group, Inc. 66,325
300 DISCO Corporation 71,389
3,100 East Japan Railway Company 158,562
2,600 Eisai Company, Ltd. 109,928
31,100 Eneos Holdings, Inc. 117,023
1,900 FANUC Corporation 297,805
600 Fast Retailing Company, Ltd. 315,166
1,300 Fuji Electric Company, Ltd. 53,747
3,600 FUJIFILM Holdings NPV 193,433
2,000 Fujitsu, Ltd. 250,256
43 GLP J-REIT 52,695
400 GMO Payment Gateway, Inc. 28,492
2,400 Hakuhodo DY Holdings, Inc. 22,046
1,400 Hamamatsu Photonics KK 54,541
2,300 Hankyu Hanshin Holdings, Inc. 62,821
200 Hikari Tsushin, Inc. 20,560
300 Hirose Electric Company, Ltd. 39,834
1,100 Hitachi Construction Machinery
Company, Ltd. 24,434
2,200 Hitachi Metals, Ltd.
a
33,304
9,800 Hitachi, Ltd. 466,187
16,500 Honda Motor Company, Ltd. 397,833
1,000 Hoshizaki Corporation 29,806
3,700 Hoya Corporation 316,657
3,900 Hulic Company, Ltd. 30,249
1,100 IBIDEN Company, Ltd. 31,164
2,100 Idemitsu Kosan Company, Ltd. 50,166
1,500 Iida Group Holdings Company, Ltd. 23,029
10,500 Inpex Corporation 112,563
5,900 Isuzu Motors, Ltd. 65,262
500 ITO EN, Ltd. 22,486
12,000 ITOCHU Corporation 323,736
1,000 ITOCHU Techno-Solutions
Corporation 24,587
1,500 Japan Airlines Company, Ltd.
a
25,772
5,100 Japan Exchange Group, Inc. 73,923
71 Japan Metropolitan Fund
Investment Corporation 55,321
4,200 Japan Post Bank Company, Ltd. 32,699
24,800 Japan Post Holdings Company,
Ltd. 177,442
2,000 Japan Post Insurance Company,
Ltd. 32,009
13 Japan Real Estate Investment
Corporation 59,860
12,100 Japan Tobacco, Inc. 209,678
5,000 JFE Holdings, Inc. 52,601
1,800 JSR Corporation 46,775
4,300 Kajima Corporation 49,306
1,400 Kakaku.com, Inc. 23,253
7,100 Kansai Electric Power Company,
Inc. 70,280
4,800 Kao Corporation 194,638
16,300 KDDI Corporation 514,010
1,000 Keio Corporation 35,874
Shares Common Stock (97.5%) Value
Japan (21.7%) - continued
1,400 Keisei Electric Railway Company,
Ltd. $ 38,657
2,000 Keyence Corporation 685,876
1,500 Kikkoman Corporation 79,825
1,700 Kintetsu Group Holdings Company,
Ltd. 52,890
8,300 Kirin Holdings Company, Ltd. 131,116
500 Kobayashi Pharmaceutical
Company, Ltd. 30,966
1,500 Kobe Bussan Company, Ltd. 36,872
620 Koei Tecmo Holdings Company,
Ltd. 20,104
1,100 Koito Manufacturing Company, Ltd. 34,938
9,400 Komatsu, Ltd. 209,311
900 Konami Holdings Corporation 49,861
300 KOSE Corporation 27,341
10,300 Kubota Corporation 154,357
1,100 Kurita Water Industries, Ltd. 39,818
3,200 Kyocera Corporation 171,061
2,700 Kyowa Hakko Kirin Company, Ltd. 60,958
800 Lasertec Corporation 95,283
3,000 LIXIL Corporation 56,387
4,500 M3, Inc. 129,532
2,300 Makita Corporation 57,009
15,800 Marubeni Corporation 141,751
5,800 Mazda Motor Corporation 47,342
900 McDonald's Holdings Company
(Japan), Ltd. 32,783
1,200 MEIJI Holdings Company, Ltd. 58,965
3,700 Minebea Mitsumu, Inc. 63,060
2,900 MISUMI Group, Inc. 61,247
13,000 Mitsubishi Chemical Holdings
Corporation 70,638
12,800 Mitsubishi Corporation 381,199
19,600 Mitsubishi Electric Corporation 210,683
12,000 Mitsubishi Estate Company, Ltd. 173,920
6,700 Mitsubishi HC Capital, Inc. 30,923
3,200 Mitsubishi Heavy Industries, Ltd. 111,846
121,000 Mitsubishi UFJ Financial Group,
Inc. 647,356
14,100 Mitsui & Company, Ltd. 309,841
1,900 Mitsui Chemicals, Inc. 40,526
9,200 Mitsui Fudosan Company, Ltd. 197,661
3,500 Mitsui O.S.K. Lines, Ltd. 80,516
24,430 Mizuho Financial Group, Inc. 278,134
2,500 MonotaRO Company, Ltd. 37,284
4,500 MS and AD Insurance Group
Holdings, Inc. 137,985
5,800 Murata Manufacturing Company,
Ltd. 315,678
2,500 NEC Corporation 97,542
5,000 NEXON Company, Ltd. 102,674
2,400 NGK Insulators, Ltd. 32,334
4,500 Nidec Corporation 278,851
3,100 Nihon M&A Center Holdings, Inc. 33,046
1,100 Nintendo Company, Ltd. 473,062
15 Nippon Building Fund, Inc. 74,861
800 Nippon Express Holdings, Inc. 43,579
8,400 Nippon Paint Holdings Company,
Ltd. 62,850
22 Nippon Prologis REIT, Inc. 54,185
1,800 Nippon Sanso Holdings
Corporation 28,820
500 Nippon Shinyaku Company, Ltd. 30,520
8,200 Nippon Steel Corporation 114,760

International Index Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.5%) Value
Japan (21.7%) - continued
12,100 Nippon Telegraph and Telephone
Corporation $ 347,671
1,600 Nippon Yusen Kabushiki Kaisha 109,704
1,300 Nissan Chemical Corporation 60,004
23,500 Nissan Motor Company, Ltd. 92,040
2,000 Nisshin Seifun Group, Inc. 23,406
600 Nissin Foods Holdings Company,
Ltd. 41,443
800 Nitori Holdings Company, Ltd. 76,130
1,400 Nitto Denko Corporation 90,550
29,500 Nomura Holdings, Inc. 107,177
1,200 Nomura Real Estate Holdings, Inc. 29,359
43 Nomura Real Estate Master Fund,
Inc. 53,711
3,400 Nomura Research Institute, Ltd. 91,244
6,400 NTT Data Corporation 88,786
6,600 Obayashi Corporation 48,004
700 OBIC Company, Ltd. 99,544
3,000 Odakyu Electric Railway Company,
Ltd. 40,475
8,200 Oji Holdings Corporation 35,525
12,500 Olympus Corporation 253,315
1,900 OMRON Corporation 96,704
3,700 Ono Pharmaceutical Company, Ltd. 95,050
800 Open House Company, Ltd. 31,845
400 Oracle Corporation Japan 23,294
2,000 Oriental Land Company, Ltd. 279,304
12,100 ORIX Corporation 202,794
3,800 Osaka Gas Company, Ltd. 72,828
1,200 Otsuka Corporation 35,713
4,000 Otsuka Holdings Company, Ltd. 142,787
3,900 Pan Pacific International Holdings
Company 62,179
22,400 Panasonic Holdings Corporation 180,862
1,800 Persol Holdings Company, Ltd. 32,865
8,800 Rakuten Group, Inc. 39,790
14,600 Recruit Holdings Company, Ltd. 429,976
11,800 Renesas Electronics Corporation
a
106,782
21,900 Resona Holdings, Inc. 81,917
5,800 Ricoh Company, Ltd. 45,282
900 Rohm Company, Ltd. 63,090
2,500 SBI Holdings, Inc. 48,849
1,600 SCSK Corporation 27,172
2,100 Secom Company, Ltd. 129,664
2,800 Seiko Epson Corporation 39,612
3,800 Sekisui Chemical Company, Ltd. 52,098
6,200 Sekisui House, Ltd. 108,843
7,600 Seven & I Holdings Company, Ltd. 294,883
2,900 SG Holdings Company, Ltd. 49,039
2,500 Sharp Corporation 19,338
2,400 Shimadzu Corporation 76,069
700 Shimano, Inc. 117,920
5,600 Shimizu Corporation 30,936
3,800 Shin-Etsu Chemical Company, Ltd. 427,162
2,700 Shionogi & Company, Ltd. 137,804
4,000 Shiseido Company, Ltd. 161,229
4,500 Shizuoka Bank, Ltd. 27,094
600 SMC Corporation 267,084
29,100 SoftBank Corporation 323,084
12,200 SoftBank Group Corporation 472,854
3,200 Sompo Holdings, Inc. 141,337
12,800 Sony Group Corporation 1,043,927
900 Square Enix Holdings Company,
Ltd. 39,948
6,200 Subaru Corporation 109,668
Shares Common Stock (97.5%) Value
Japan (21.7%) - continued
3,500 Sumco Corporation $ 45,517
15,100 Sumitomo Chemical Company, Ltd. 59,097
11,400 Sumitomo Corporation 154,965
7,200 Sumitomo Electric Industries, Ltd. 79,564
2,500 Sumitomo Metal Mining Company,
Ltd. 77,511
13,200 Sumitomo Mitsui Financial Group,
Inc. 392,371
3,400 Sumitomo Mitsui Trust Holdings,
Inc. 105,080
3,100 Sumitomo Realty & Development
Company, Ltd. 81,836
1,400 Suntory Beverage and Food, Ltd. 52,868
3,700 Suzuki Motor Corporation 116,320
1,700 Sysmex Corporation 102,579
5,400 T&D Holdings, Inc. 64,641
1,900 Taisei Corporation 59,242
15,200 Takeda Pharmaceutical Company,
Ltd. 426,943
3,900 TDK Corporation 120,581
6,500 Terumo Corporation 196,632
2,300 TIS, Inc. 60,515
1,900 Tobu Railway Company, Ltd. 43,371
1,100 Toho Company, Ltd. 39,848
6,400 Tokio Marine Holdings, Inc. 373,197
15,500 Tokyo Electric Power Company,
Inc.
a
64,840
1,500 Tokyo Electron, Ltd. 489,590
4,000 Tokyo Gas Company, Ltd. 82,896
5,400 Tokyu Corporation 63,739
2,700 Toppan, Inc. 45,047
14,000 Toray Industries, Inc. 78,804
3,900 Toshiba Corporation 158,458
2,600 Tosoh Corporation 32,341
1,400 TOTO, Ltd. 46,356
1,500 Toyota Industries Corporation 93,011
107,300 Toyota Motor Corporation 1,655,565
2,200 Toyota Tsusho Corporation 71,726
1,400 Trend Micro, Inc. 68,490
4,100 Unicharm Corporation 137,585
2,200 USS Company, Ltd. 38,131
1,000 Welcia Holdings Company, Ltd. 20,104
2,200 West Japan Railway Company 80,935
1,275 Yakult Honsha Company, Ltd. 73,541
1,400 Yamaha Corporation 57,715
3,000 Yamaha Motor Company, Ltd. 55,088
2,900 Yamato Holdings Company, Ltd. 46,409
2,400 Yaskawa Electric Corporation 77,516
2,300 Yokogawa Electric Corporation 38,049
26,900 Z Holdings Corporation 78,227
1,300 ZOZO, Inc. 23,521
Total 30,683,838
Jersey (0.3%)
9,334 Experian plc 274,054
11,562 WPP plc 116,791
Total 390,845
Luxembourg (0.2%)
6,170 ArcelorMittal SA 138,365
10,113 Aroundtown SA 32,346
10,113 Aroundtown SA, DRIP
a,d
1
1,362 Eurofins Scientific SE 107,569

International Index Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.5%) Value
Luxembourg (0.2%) - continued
4,780 Tenaris SA $ 61,395
Total 339,676
Netherlands (5.2%)
4,282 ABN AMRO Group NV
b
48,115
219 Adyen NV
a,b
316,047
18,122 Aegon NV 78,045
18,122 Aegon NV, DRIP
a,d
2
1,363 AerCap Holdings NV
a
55,801
5,968 Airbus SE 583,732
1,843 Akzo Nobel NV 120,529
490 Argenx SE
a
184,708
474 ASM International NV 117,935
4,114 ASML Holding NV 1,943,618
10,358 CNH Industrial NV 119,794
867 Euronext NV
b
71,106
1,098 EXOR NV 68,614
1,276 Ferrari NV 234,833
1,020 Heineken Holding NV 74,098
2,624 Heineken NV 238,842
577 IMCD NV 78,896
39,518 ING Groep NV 389,317
1,018 JDE Peet's BV 28,985
1,850 Just Eat Takeaway.com NV
a,b
29,070
33,437 Koninklijke (Royal) KPN NV 118,974
10,585 Koninklijke Ahold Delhaize NV 275,518
1,769 Koninklijke DSM NV 253,411
8,947 Koninklijke Philips NV 191,901
2,896 NN Group NV 131,169
1,066 OCI NV 35,067
8,396 Prosus NV 543,674
2,336 QIAGEN NV
a
109,835
1,210 Randstad Holding NV 58,480
22,196 Stellantis NV 275,559
6,918 STMicroelectronics NV 218,783
7,342 Universal Music Group N.V. 147,105
2,657 Wolters Kluwer NV 257,512
Total 7,399,075
New Zealand (0.2%)
12,671 Auckland International Airport, Ltd.
a
56,761
5,842 Fisher & Paykel Healthcare
Corporation, Ltd. 72,778
6,896 Mercury NZ, Ltd. 24,282
13,033 Meridian Energy, Ltd. 38,032
18,923 Spark New Zealand, Ltd. 56,632
1,362 Xero, Ltd.
a
72,650
Total 321,135
Norway (0.8%)
2,865 Adevinta ASA
a
21,092
3,198 Aker BP ASA 110,756
9,416 DNB Bank ASA 170,463
9,892 Equinor ASA 344,690
2,024 Gjensidige Forsikring ASA 41,202
905 Kongsberg Gruppen ASA 32,548
4,187 Mowi ASA 95,747
13,613 Norsk Hydro ASA 76,931
7,602 Orkla ASA 60,897
596 SalMar ASA 42,195
7,083 Telenor ASA 94,652
Shares Common Stock (97.5%) Value
Norway (0.8%) - continued
1,676 Yara International ASA $ 70,226
Total 1,161,399
Portugal (0.2%)
28,099 EDP - Energias de Portugal SA 130,951
5,074 Galp Energia SGPS SA 59,371
2,866 Jeronimo Martins SGPS SA 62,131
Total 252,453
Singapore (1.2%)
33,954 Ascendas REIT 69,685
53,529 CapitaLand Integrated Commercial
Trust 83,678
26,300 Capitaland Investment, Ltd. 72,386
4,000 City Developments, Ltd. 23,494
18,300 DBS Group Holdings, Ltd. 391,573
61,200 Genting Singapore, Ltd. 31,741
14,700 Keppel Corporation, Ltd. 68,673
23,500 Mapletree Commercial Trust 30,972
33,123 Mapletree Logistics Trust 40,084
34,263 Oversea-Chinese Banking
Corporation, Ltd. 281,061
13,600 Singapore Airlines, Ltd.
a
49,973
8,700 Singapore Exchange, Ltd. 59,272
15,800 Singapore Technologies
Engineering, Ltd. 46,512
83,600 Singapore Telecommunications,
Ltd. 152,158
11,900 United Overseas Bank, Ltd. 224,816
4,700 United Overseas Land, Ltd. 24,913
2,800 Venture Corporation, Ltd. 33,540
19,400 Wilmar International, Ltd. 56,465
Total 1,740,996
Spain (2.5%)
250 Acciona SA 46,065
2,237 ACS Actividades de Construccion y
Servicios SA 54,520
759 Aena SA
a,b
96,849
4,560 Amadeus IT Holding SA
a
255,334
67,493 Banco Bilbao Vizcaya Argentaria
SA 306,594
175,525 Banco Santander SA 496,635
44,875 CaixaBank SA 157,155
5,501 Cellnex Telecom SA
b
214,090
2,917 EDP Renovaveis SA 68,907
2,519 Enagas SA 55,712
3,215 Endesa SA 60,820
4,882 Ferrovial SA 124,217
3,019 Grifols SA
a
57,254
58,646 Iberdrola SA 610,590
11,042 Industria de Diseno Textil SA 250,936
1,472 Naturgy Energy Group SA 42,535
4,108 Red Electrica Corporacion SA 77,763
14,688 Repsol SA 216,531
2,413 Siemens Gamesa Renewable
Energy SA
a
45,496
54,345 Telefonica SA 277,462
Total 3,515,465

International Index Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.5%) Value
Supranational (<0.1%)
1,193 Unibail-Rodamco-Westfield
a
$ 60,652
Total 60,652
Sweden (3.1%)
1,292 AB Industrivarden, Class A 29,208
1,559 AB Industrivarden, Class C 34,850
2,972 Alfa Laval AB 72,047
10,145 Assa Abloy AB 216,495
27,189 Atlas Copco AB, Class A 254,490
15,799 Atlas Copco AB, Class B 132,379
2,769 Boliden AB 88,554
2,283 Electrolux AB 30,836
6,466 Embracer Group AB
a
49,666
6,671 Epiroc AB, Class A 103,434
3,947 Epiroc AB, Class B 53,487
2,995 EQT AB 61,557
6,164 Essity Aktiebolag 161,130
1,851 Evolution Gaming Group AB
b
169,331
6,387 Fastighets AB Balder
a
30,598
2,315 Getinge AB 53,653
7,393 Hennes & Mauritz AB 88,736
19,702 Hexagon AB 205,867
950 Holmen AB 38,697
4,240 Husqvarna AB 31,252
2,765 Indutrade AB 50,732
1,499 Investment AB Latour 29,775
5,048 Investor AB, Class A 90,919
18,442 Investor AB, Class B 304,141
2,451 Kinnevik AB
a
39,672
769 L E Lundbergforetagen AB 31,357
2,360 Lifco AB 38,111
15,340 NIBE Industrier AB 115,637
1,927 Sagax AB 35,726
10,793 Sandvik AB 175,895
3,169 Securitas AB 27,398
5,645 Sinch AB
a,b
18,439
16,474 Skandinaviska Enskilda Banken AB 162,299
3,444 Skanska AB 52,988
3,880 SKF AB 57,565
6,133 Svenska Cellulosa AB SCA 92,149
14,764 Svenska Handelsbanken AB 126,733
9,167 Swedbank AB 116,261
15,993 Swedish Match AB 163,169
1,710 Swedish Orphan Biovitrum AB
a
37,142
5,746 Tele2 AB 65,521
29,544 Telefonaktiebolaget LM Ericsson 220,665
26,907 Telia Company AB 103,272
2,027 Volvo AB, Class A 32,827
15,275 Volvo AB, Class B 237,670
6,032 Volvo Car AB
a
40,081
Total 4,372,411
Switzerland (10.8%)
16,626 ABB, Ltd. 445,879
1,633 Adecco SA 55,661
5,058 Alcon, Inc. 354,675
314 Bachem Holding AG 21,886
464 Baloise Holding AG 75,954
36 Barry Callebaut AG 80,547
1 Chocoladefabriken Lindt and
Spruengli AG 104,855
2,184 Clariant AG 41,645
2,037 Coca-Cola HBC AG 45,388
Shares Common Stock (97.5%) Value
Switzerland (10.8%) - continued
5,284 Compagnie Financiere Richemont
SA $ 568,364
26,831 Credit Suisse Group AG 153,147
71 EMS-CHEMIE Holding AG 52,988
2,214 Ferguson plc 248,018
363 Geberit AG 174,641
93 Givaudan SA 327,798
100,095 Glencore Xstrata plc 542,158
5,611 Holcim, Ltd. 240,653
2,239 Julius Baer Group, Ltd. 103,867
550 Kuehne & Nagel International AG 130,681
11 Lindt & Spruengli AG 112,002
1,752 Logitech International SA 91,358
754 Lonza Group AG 402,740
28,494 Nestle SA 3,330,173
22,177 Novartis AG 1,880,180
230 Partners Group Holding AG 207,712
270 Roche Holding AG, Bearer Shares 104,489
7,111 Roche Holding AG, Participation
Certificates 2,377,206
238 Schindler Holding AG 42,863
412 Schindler Holding AG, Participation
Certificates 75,338
64 SGS SA 146,795
1,472 Sika AG 339,793
544 Sonova Holding AG 173,852
1,128 Straumann Holding AG 135,886
293 Swatch Group AG, Bearer Shares 69,517
533 Swatch Group AG, Registered
Shares 23,782
319 Swiss Life Holding AG 155,726
777 Swiss Prime Site AG 68,270
3,053 Swiss Re AG 236,968
262 Swisscom AG 144,918
643 Temenos AG 55,028
35,603 UBS Group AG 575,584
273 VAT Group AG
b
65,290
461 Vifor Pharma AG 82,552
1,523 Zurich Insurance Group AG 664,140
Total 15,330,967
United Kingdom (14.7%)
9,851 3i Group plc 133,519
22,074 ABRDN plc 43,088
1,819 Admiral Group plc 49,805
12,867 Anglo American plc 459,977
3,992 Antofagasta plc 56,371
4,502 Ashtead Group plc 189,393
3,606 Associated British Foods plc 69,580
15,683 AstraZeneca plc 2,068,930
9,567 Auto Trader Group plc
b
64,793
1,221 Aveva Group plc 33,519
28,638 Aviva PLC 140,277
31,849 BAE Systems plc 322,439
169,612 Barclays plc 317,167
10,350 Barratt Developments plc 57,894
1,134 Berkeley Group Holdings plc 51,557
197,106 BP plc 925,511
22,037 British American Tobacco plc 944,600
8,913 British Land Company plc 48,757
70,334 BT Group plc 159,852
3,415 Bunzl plc 113,415
4,046 Burberry Group plc 81,169
2,079 Coca-Cola European Partners plc 107,297
18,061 Compass Group plc 370,817

International Index Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.5%) Value
United Kingdom (14.7%) - continued
1,412 Croda International plc $ 111,607
23,437 Diageo plc 1,012,308
51,457 GlaxoSmithKline plc 1,108,981
3,843 Halma plc 94,354
3,601 Hargreaves Lansdown plc 34,744
1,757 Hikma Pharmaceuticals plc 34,667
204,996 HSBC Holdings plc 1,339,141
9,139 Imperial Brands plc 204,601
15,134 Informa plc
a
97,775
1,863 InterContinental Hotels Group plc 99,015
1,634 Intertek Group plc 83,987
17,711 J Sainsbury plc 44,077
26,106 JD Sports Fashion plc
a
36,784
1,873 Johnson Matthey plc 44,167
20,747 Kingfisher plc 62,002
7,130 Land Securities Group plc 57,860
60,434 Legal & General Group plc 176,683
718,594 Lloyds TSB Group plc 369,721
3,331 London Stock Exchange Group plc 310,821
26,317 M&G plc 62,390
44,258 Melrose Industries plc 81,180
4,915 Mondi plc 87,242
36,894 National Grid plc 474,122
56,880 Natwest Group plc 151,401
1,339 Next plc 95,659
5,839 Ocado Group plc
a
55,662
6,898 Pearson plc 63,169
3,231 Persimmon plc 73,511
7,588 Phoenix Group Holdings plc 54,668
27,800 Prudential plc 345,811
7,236 Reckitt Benckiser Group plc 544,236
19,572 RELX plc 531,407
18,820 Rentokil Initial plc 109,099
11,371 Rio Tinto plc 679,834
84,698 Rolls-Royce Holdings plc
a
86,194
10,304 Sage Group plc 79,792
1,258 Schroders plc 41,096
12,171 SEGRO plc 145,295
2,533 Severn Trent plc 84,096
77,014 Shell plc 2,005,659
8,903 Smith & Nephew plc 124,506
3,890 Smiths Group plc 66,522
745 Spirax-Sarco Engineering plc 89,853
10,789 SSE plc 212,925
5,473 St. James's Place plc 73,641
26,392 Standard Chartered plc 199,244
36,934 Taylor Wimpey plc 52,610
77,259 Tesco plc 240,786
25,923 Unilever plc 1,181,566
6,902 United Utilities Group plc 85,918
272,687 Vodafone Group plc 423,999
2,045 Whitbread plc 62,014
Total 20,798,129
Total Common Stock
(cost $129,618,634) 137,981,272
Shares Preferred Stock ( 0.3% )
Germany (0.3%)
584 Bayerische Motoren Werke AG 41,655
1,803 Henkel AG & Company KGaA 111,571
Shares Preferred Stock (0.3%) Value
Germany (0.3%) - continued
1,879 Volkswagen AG $ 252,989
Total 406,215
Total Preferred Stock
(cost $469,248) 406,215
Shares
Collateral Held for Securities
Loaned ( <0.1% )
26,765 Thrivent Cash Management Trust 26,765
Total Collateral Held for
Securities Loaned
(cost $26,765) 26,765
Shares or
Principal
Amount Short-Term Investments ( 1.7% )
Federal Home Loan Bank Discount
Notes
100,000 0.855%,  7/22/2022
e,f
99,918
300,000 1.085%,  8/17/2022
e,f
299,333
Thrivent Core Short-Term Reserve
Fund
207,939 1.630% 2,079,388
Total Short-Term Investments
(cost $2,478,913) 2,478,639
Total Investments (cost
$132,593,560) 99.5% $140,892,891
Other Assets and Liabilities,
Net 0.5% 681,211
Total Net Assets 100.0% $141,574,102
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2022, the value of these investments was $2,134,280 or 1.5% of
total net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Index
Portfolio as of June 30, 2022:
Securities Lending Transactions
Common Stock $ 25,553
Total lending $25,553
Gross amount payable upon return of
collateral for securities loaned $26,765
Net amounts due to counterparty $1,212

International Index Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
DRIP - Dividend Reinvestment Plan
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 15,947,838
Gross unrealized depreciation (9,065,213)
Net unrealized appreciation (depreciation) $ 6,882,625
Cost for federal income tax purposes $ 133,961,033
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2022, in valuing International Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 6,805,781 27,071 6,778,710 –
Consumer Discretionary 14,758,408 – 14,758,408 –
Consumer Staples 15,206,595 107,297 15,099,298 –
Energy 6,773,344 – 6,773,344 –
Financials 25,367,203 31,378 25,335,823 2
Health Care 18,904,230 83,983 18,820,247 –
Industrials 19,158,599 109,371 19,049,228 –
Information Technology 12,010,292 459,036 11,551,256 –
Materials 10,231,789 – 10,231,789 –
Real Estate 4,006,267 – 4,006,266 1
Utilities 4,758,764 – 4,758,764 –
Preferred Stock
Consumer Discretionary 294,644 – 294,644 –
Consumer Staples 111,571 – 111,571 –
Short-Term Investments 399,251 – 399,251 –
Subtotal Investments in Securities $138,786,738 $818,136 $137,968,599 $3
Other Investments  * Total
Affiliated Short-Term Investments 2,079,388
Collateral Held for Securities Loaned 26,765
Subtotal Other Investments $2,106,153
Total Investments at Value $140,892,891
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 49,233 49,233 – –
Total Liability Derivatives $49,233 $49,233 $– $–
The following table presents International Index Portfolio's futures contracts held as of June 30, 2022. Investments and/or cash totaling $199,696 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 29 September 2022 $ 2,741,303 ( $ 49,233)
Total Futures Long Contracts $ 2,741,303 ( $ 49,233)
Total Futures Contracts $ 2,741,303 ($49,233)

International Index Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2022, for International Index
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 49,233
Total Equity Contracts 49,233
Total Liability Derivatives $49,233
*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2022, for
International Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (409,039)
Total Equity Contracts
(409,039)
Total ($409,039)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2022, for International Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (89,934)
Total Equity Contracts (89,934)
Total ($89,934)
The following table presents International Index Portfolio's average volume of derivative activity during the period ended June 30, 2022.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $3,308,968

International Index Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core
Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Index Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
6/30/2022
Shares Held at
6/30/2022
% of Net
Assets
6/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% $2,395 $7,752 $8,068 $2,079 208 1.4%
Total Affiliated Short-Term Investments 2,395 2,079 1.4
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 2,390 2,363 27 27 <0.1
Total Collateral Held for Securities Loaned – 27 <0.1
Total Value $2,395 $2,106
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 6/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% $– $– $ – $9
Total Income/Non Income Cash from Affiliated
Investments $9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 3
Total Affiliated Income from Securities Loaned, Net $3
Total Value $– $– $ –

Large Cap Growth Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.5% ) Value
Communications Services (12.7%)
77,572 Alphabet, Inc., Class C
a
$ 169,684,872
237,261 Live Nation Entertainment, Inc.
a
19,593,013
56,877 Meta Platforms, Inc.
a
9,171,416
927,803 Twitter, Inc.
a
34,690,554
Total 233,139,855
Consumer Discretionary (17.6%)
1,412,518 Amazon.com, Inc.
a
150,023,537
259,336 Aptiv plc
a
23,099,057
20,826 Chipotle Mexican Grill, Inc.
a
27,224,997
311,393 NIKE, Inc. 31,824,365
135,312 Tesla, Inc.
a
91,121,807
Total 323,293,763
Consumer Staples (3.5%)
361,498 BJ's Wholesale Club Holdings,
Inc.
a
22,528,555
342,206 Walmart, Inc. 41,605,406
Total 64,133,961
Financials (8.4%)
269,301 American Express Company 37,330,505
816,028 Charles Schwab Corporation 51,556,649
233,592 Raymond James Financial, Inc. 20,885,461
131,425 S&P Global, Inc. 44,298,110
Total 154,070,725
Health Care (14.2%)
101,641 Amgen, Inc. 24,729,255
144,609 Danaher Corporation 36,661,274
224,697 Edwards Lifesciences Corporation
a
21,366,438
38,278 Elevance Health, Inc. 18,472,197
133,581 Intuitive Surgical, Inc.
a
26,811,043
85,327 Laboratory Corporation of America
Holdings 19,997,236
208,398 Novo Nordisk AS ADR 23,221,789
30,856 Regeneron Pharmaceuticals, Inc.
a
18,239,907
67,338 Thermo Fisher Scientific, Inc. 36,583,389
208,442 Zoetis, Inc. 35,829,095
Total 261,911,623
Industrials (6.2%)
38,968 Lockheed Martin Corporation 16,754,681
112,364 Norfolk Southern Corporation 25,539,213
44,546 Northrop Grumman Corporation 21,318,379
73,612 Parker-Hannifin Corporation 18,112,233
1,596,743 Uber Technologies, Inc.
a
32,669,362
Total 114,393,868
Information Technology (33.6%)
1,005,055 Apple, Inc. 137,411,120
654,903 Block, Inc.
a
40,250,338
729,711 Microsoft Corporation 187,411,676
498,767 NVIDIA Corporation 75,608,090
467,036 PayPal Holdings, Inc.
a
32,617,794
353,284 QUALCOMM, Inc. 45,128,498
296,444 Salesforce, Inc.
a
48,925,118
108,545 ServiceNow, Inc.
a
51,615,318
Total 618,967,952
Shares Common Stock (97.5%) Value
Materials (1.3%)
104,780 Sherwin-Williams Company $ 23,461,290
Total 23,461,290
Total Common Stock
(cost $1,344,839,276) 1,793,373,037
Shares
Collateral Held for Securities
Loaned ( 0.1% ) Value
2,536,500 Thrivent Cash Management Trust 2,536,500
Total Collateral Held for
Securities Loaned
(cost $2,536,500) 2,536,500
Shares Short-Term Investments ( 2.2% ) Value
Thrivent Core Short-Term Reserve
Fund
3,974,686 1.630% 39,746,865
Total Short-Term Investments
(cost $39,746,865) 39,746,865
Total Investments (cost
$1,387,122,641) 99.8% $1,835,656,402
Other Assets and Liabilities, Net
0.2% 3,031,365
Total Net Assets 100.0% $1,838,687,767
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 578,215,381
Gross unrealized depreciation (134,724,169)
Net unrealized appreciation (depreciation) $ 443,491,212
Cost for federal income tax purposes $ 1,392,165,190

Large Cap Growth Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2022, in valuing Large Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 233,139,855 233,139,855 – –
Consumer Discretionary 323,293,763 323,293,763 – –
Consumer Staples 64,133,961 64,133,961 – –
Financials 154,070,725 154,070,725 – –
Health Care 261,911,623 261,911,623 – –
Industrials 114,393,868 114,393,868 – –
Information Technology 618,967,952 618,967,952 – –
Materials 23,461,290 23,461,290 – –
Subtotal Investments in Securities $1,793,373,037 $1,793,373,037 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 39,746,865
Collateral Held for Securities Loaned 2,536,500
Subtotal Other Investments $42,283,365
Total Investments at Value $1,835,656,402
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
6/30/2022
Shares Held at
6/30/2022
% of Net
Assets
6/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% $27,009 $182,168 $169,430 $39,747 3,975 2.2%
Total Affiliated Short-Term Investments 27,009 39,747 2.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 88,649 86,112 2,537 2,537 0.1
Total Collateral Held for Securities Loaned – 2,537 0.1
Total Value $27,009 $42,284
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 6/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% $22 $(22) $ – $129
Total Income/Non Income Cash from Affiliated
Investments $129
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 8
Total Affiliated Income from Securities Loaned, Net $8
Total Value $22 $(22) $ –

Large Cap Index Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 99.1% ) Value
Communications Services (8.6%)
33,180 Activision Blizzard, Inc. $ 2,583,395
12,763 Alphabet, Inc., Class A
a
27,813,896
11,703 Alphabet, Inc., Class C
a
25,599,727
303,803 AT&T, Inc. 6,367,711
4,915 Charter Communications, Inc.
a
2,302,825
189,715 Comcast Corporation 7,444,417
10,641 DISH Network Corporation
a
190,793
11,934 Electronic Arts, Inc. 1,451,771
13,227 Fox Corporation, Class A 425,380
6,136 Fox Corporation, Class B 182,239
16,706 Interpublic Group of Companies,
Inc. 459,916
5,811 Live Nation Entertainment, Inc.
a
479,872
39,455 Lumen Technologies, Inc. 430,454
12,120 Match Group, Inc.
a
844,643
97,329 Meta Platforms, Inc.
a
15,694,301
16,485 News Corporation, Class A 256,836
5,107 News Corporation, Class B 81,150
8,731 Omnicom Group, Inc. 555,379
25,818 Paramount Global 637,188
6,709 Take-Two Interactive Software,
Inc.
a
822,054
25,003 T-Mobile US, Inc.
a
3,363,904
32,370 Twitter, Inc.
a
1,210,314
178,218 Verizon Communications, Inc. 9,044,564
77,297 Walt Disney Company
a
7,296,837
93,718 Warner Bros. Discovery, Inc.
a
1,257,696
Total 116,797,262
Consumer Discretionary (10.7%)
2,592 Advance Auto Parts, Inc. 448,649
371,318 Amazon.com, Inc.
a
39,437,685
11,497 Aptiv plc
a
1,024,038
842 AutoZone, Inc.
a
1,809,559
10,121 Bath & Body Works, Inc. 272,457
8,592 Best Buy Company, Inc. 560,112
1,724 Booking Holdings, Inc.
a
3,015,259
10,167 BorgWarner, Inc. 339,273
9,097 Caesars Entertainment, Inc.
a
348,415
6,813 CarMax, Inc.
a
616,440
34,440 Carnival Corporation
a
297,906
1,187 Chipotle Mexican Grill, Inc.
a
1,551,718
13,594 D.R. Horton, Inc. 899,787
5,293 Darden Restaurants, Inc. 598,744
9,709 Dollar General Corporation 2,382,977
9,553 Dollar Tree, Inc.
a
1,488,835
1,530 Domino's Pizza, Inc. 596,256
23,758 eBay, Inc. 989,996
5,394 Etsy, Inc.
a
394,895
6,432 Expedia Group, Inc.
a,b
609,947
167,578 Ford Motor Company 1,865,143
6,474 Garmin, Ltd. 636,070
61,873 General Motors Company
a
1,965,086
6,009 Genuine Parts Company 799,197
5,562 Hasbro, Inc. 455,417
11,811 Hilton Worldwide Holdings, Inc. 1,316,218
43,852 Home Depot, Inc. 12,027,288
14,592 Las Vegas Sands Corporation
a
490,145
10,975 Lennar Corporation 774,506
11,042 LKQ Corporation 542,052
28,056 Lowe's Companies, Inc. 4,900,541
11,667 Marriott International, Inc. 1,586,829
31,384 McDonald's Corporation 7,748,082
15,007 MGM Resorts International 434,453
2,184 Mohawk Industries, Inc.
a
271,013
Shares Common Stock (99.1%) Value
Consumer Discretionary (10.7%) - continued
18,853 Netflix, Inc.
a
$ 3,296,824
15,617 Newell Brands, Inc. 297,348
53,842 NIKE, Inc. 5,502,652
17,785 Norwegian Cruise Line Holdings,
Ltd.
a,b
197,769
131 NVR, Inc.
a
524,542
2,789 O'Reilly Automotive, Inc.
a
1,761,979
6,937 Penn National Gaming, Inc.
a
211,023
1,701 Pool Corporation 597,442
10,084 PulteGroup, Inc. 399,629
2,865 PVH Corporation 163,018
1,964 Ralph Lauren Corporation 176,073
14,912 Ross Stores, Inc. 1,047,270
9,521 Royal Caribbean Cruises, Ltd.
a
332,378
48,670 Starbucks Corporation 3,717,901
10,686 Tapestry, Inc. 326,137
19,623 Target Corporation 2,771,356
35,611 Tesla, Inc.
a
23,981,160
49,839 TJX Companies, Inc. 2,783,508
4,748 Tractor Supply Company 920,400
2,216 Ulta Beauty, Inc.
a
854,224
13,698 VF Corporation 605,041
2,385 Whirlpool Corporation 369,365
4,478 Wynn Resorts, Ltd.
a
255,156
12,101 Yum! Brands, Inc. 1,373,584
Total 145,960,767
Consumer Staples (6.9%)
76,834 Altria Group, Inc. 3,209,356
23,879 Archer-Daniels-Midland Company 1,853,010
7,756 Brown-Forman Corporation 544,161
8,578 Campbell Soup Company 412,173
10,302 Church & Dwight Company, Inc. 954,583
5,223 Clorox Company 736,339
165,567 Coca-Cola Company 10,415,820
35,559 Colgate-Palmolive Company 2,849,698
20,364 Conagra Brands, Inc. 697,263
6,907 Constellation Brands, Inc. 1,609,745
18,809 Costco Wholesale Corporation 9,014,778
9,837 Estee Lauder Companies, Inc. 2,505,189
25,556 General Mills, Inc. 1,928,200
6,195 Hershey Company 1,332,916
12,026 Hormel Foods Corporation 569,551
4,603 J.M. Smucker Company 589,230
10,754 Kellogg Company 767,190
31,303 Keurig Dr. Pepper, Inc. 1,107,813
14,298 Kimberly-Clark Corporation 1,932,375
30,125 Kraft Heinz Company 1,148,968
27,841 Kroger Company 1,317,715
6,130 Lamb Weston Holdings, Inc. 438,050
10,619 McCormick & Company, Inc. 884,032
7,992 Molson Coors Beverage Company 435,644
58,729 Mondelez International, Inc. 3,646,484
15,959 Monster Beverage Corporation
a
1,479,399
58,676 PepsiCo, Inc. 9,778,942
65,781 Philip Morris International, Inc. 6,495,216
101,818 Procter & Gamble Company 14,640,410
21,620 Sysco Corporation 1,831,430
12,372 Tyson Foods, Inc. 1,064,734
30,424 Walgreens Boots Alliance, Inc. 1,153,070
59,577 Walmart, Inc. 7,243,372
Total 94,586,856

Large Cap Index Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.1%) Value
Energy (4.3%)
14,353 APA Corporation $ 500,920
39,693 Baker Hughes Company 1,145,937
83,380 Chevron Corporation 12,071,756
54,889 ConocoPhillips 4,929,581
34,196 Coterra Energy, Inc. 881,915
26,047 Devon Energy Corporation 1,435,450
7,080 Diamondback Energy, Inc. 857,742
24,856 EOG Resources, Inc. 2,745,097
178,765 Exxon Mobil Corporation 15,309,435
38,277 Halliburton Company 1,200,367
11,756 Hess Corporation 1,245,431
82,752 Kinder Morgan, Inc. 1,386,924
30,032 Marathon Oil Corporation 675,119
22,958 Marathon Petroleum Corporation 1,887,377
37,783 Occidental Petroleum Corporation 2,224,663
18,953 ONEOK, Inc. 1,051,891
20,416 Phillips 66 1,673,908
9,549 Pioneer Natural Resources
Company 2,130,191
59,982 Schlumberger, Ltd. 2,144,956
17,318 Valero Energy Corporation 1,840,557
51,688 Williams Companies, Inc. 1,613,182
Total 58,952,399
Financials (10.7%)
25,149 Aflac, Inc. 1,391,494
11,669 Allstate Corporation 1,478,812
25,885 American Express Company 3,588,179
33,618 American International Group, Inc. 1,718,888
4,664 Ameriprise Financial, Inc. 1,108,540
9,013 Aon plc 2,430,626
8,915 Arthur J. Gallagher & Company 1,453,502
2,295 Assurant, Inc. 396,691
300,877 Bank of America Corporation 9,366,301
31,538 Bank of New York Mellon
Corporation 1,315,450
76,775 Berkshire Hathaway, Inc.
a
20,961,110
6,043 BlackRock, Inc. 3,680,429
9,942 Brown & Brown, Inc. 580,016
16,680 Capital One Financial Corporation 1,737,889
4,506 Cboe Global Markets, Inc. 510,034
64,001 Charles Schwab Corporation 4,043,583
17,981 Chubb, Ltd. 3,534,705
6,329 Cincinnati Financial Corporation 753,024
82,408 Citigroup, Inc. 3,789,944
20,815 Citizens Financial Group, Inc. 742,887
15,252 CME Group, Inc. 3,122,084
5,549 Comerica, Inc. 407,186
11,923 Discover Financial Services 1,127,677
1,674 Everest Re Group, Ltd. 469,189
1,608 FactSet Research Systems, Inc. 618,389
29,115 Fifth Third Bancorp 978,264
7,616 First Republic Bank 1,098,227
11,880 Franklin Resources, Inc. 276,923
3,849 Global Life, Inc. 375,162
14,575 Goldman Sachs Group, Inc. 4,329,066
13,956 Hartford Financial Services Group,
Inc. 913,141
61,073 Huntington Bancshares, Inc. 734,708
23,691 Intercontinental Exchange, Inc. 2,227,902
14,289 Invesco, Ltd. 230,482
124,638 J.P. Morgan Chase & Company 14,035,485
39,571 KeyCorp 681,808
6,859 Lincoln National Corporation 320,795
8,251 Loews Corporation 488,954
Shares Common Stock (99.1%) Value
Financials (10.7%) - continued
7,614 M&T Bank Corporation $ 1,213,595
1,602 MarketAxess Holdings, Inc. 410,128
21,299 Marsh & McLennan Companies,
Inc. 3,306,670
29,333 MetLife, Inc. 1,841,819
6,812 Moody's Corporation 1,852,660
59,387 Morgan Stanley 4,516,975
3,443 MSCI, Inc. 1,419,032
4,892 Nasdaq, Inc. 746,226
8,843 Northern Trust Corporation 853,173
17,551 PNC Financial Services Group,
Inc. 2,769,021
9,972 Principal Financial Group, Inc. 666,030
24,820 Progressive Corporation 2,885,821
15,914 Prudential Financial, Inc. 1,522,652
8,250 Raymond James Financial, Inc. 737,633
39,657 Regions Financial Corporation 743,569
14,730 S&P Global, Inc. 4,964,894
2,670 Signature Bank 478,491
15,579 State Street Corporation 960,445
2,497 SVB Financial Group
a
986,290
21,281 Synchrony Financial 587,781
9,646 T. Rowe Price Group, Inc. 1,095,882
10,183 Travelers Companies, Inc. 1,722,251
56,500 Truist Financial Corporation 2,679,795
57,375 U.S. Bancorp 2,640,398
8,891 W.R. Berkley Corporation 606,900
160,849 Wells Fargo & Company 6,300,455
4,731 Willis Towers Watson plc 933,852
6,423 Zions Bancorporation NA 326,931
Total 146,786,915
Health Care (15.0%)
74,304 Abbott Laboratories 8,073,130
74,990 AbbVie, Inc. 11,485,468
1,934 ABIOMED, Inc.
a
478,684
12,736 Agilent Technologies, Inc. 1,512,655
3,110 Align Technology, Inc.
a
736,044
6,400 AmerisourceBergen Corporation 905,472
22,670 Amgen, Inc. 5,515,611
21,368 Baxter International, Inc. 1,372,467
12,097 Becton, Dickinson and Company 2,982,273
6,215 Biogen, Inc.
a
1,267,487
918 Bio-Rad Laboratories, Inc.
a
454,410
1,665 Bio-Techne Corporation 577,156
60,666 Boston Scientific Corporation
a
2,261,022
90,350 Bristol-Myers Squibb Company 6,956,950
11,561 Cardinal Health, Inc. 604,294
7,605 Catalent, Inc.
a
815,940
24,821 Centene Corporation
a
2,100,105
2,156 Charles River Laboratories
International, Inc.
a
461,319
13,464 Cigna Holding Company 3,548,033
2,092 Cooper Companies, Inc. 655,047
55,647 CVS Health Corporation 5,156,251
27,461 Danaher Corporation 6,961,913
2,569 DaVita, Inc.
a
205,417
9,143 Dentsply Sirona, Inc. 326,679
16,656 DexCom, Inc.
a
1,241,372
26,385 Edwards Lifesciences Corporation
a
2,508,950
10,231 Elevance Health, Inc. 4,937,276
33,467 Eli Lilly and Company 10,851,005
53,229 Gilead Sciences, Inc. 3,290,085
9,655 HCA Healthcare, Inc. 1,622,619
5,858 Henry Schein, Inc.
a
449,543

Large Cap Index Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.1%) Value
Health Care (15.0%) - continued
10,583 Hologic, Inc.
a
$ 733,402
5,368 Humana, Inc. 2,512,600
3,565 IDEXX Laboratories, Inc.
a
1,250,352
6,667 Illumina, Inc.
a
1,229,128
7,990 Incyte Corporation
a
607,000
15,233 Intuitive Surgical, Inc.
a
3,057,415
8,032 IQVIA Holding, Inc.
a
1,742,864
111,667 Johnson & Johnson 19,822,009
3,934 Laboratory Corporation of America
Holdings 921,972
6,169 McKesson Corporation 2,012,390
56,930 Medtronic plc 5,109,468
107,314 Merck & Company, Inc. 9,783,817
962 Mettler-Toledo International, Inc.
a
1,105,117
14,685 Moderna, Inc.
a
2,097,752
2,491 Molina Healthcare, Inc.
a
696,509
10,763 Organon & Company 363,251
5,353 PerkinElmer, Inc. 761,304
238,107 Pfizer, Inc. 12,483,950
4,981 Quest Diagnostics, Inc. 662,373
4,584 Regeneron Pharmaceuticals, Inc.
a
2,709,740
6,208 ResMed, Inc. 1,301,383
4,249 STERIS plc 875,931
14,282 Stryker Corporation 2,841,118
1,990 Teleflex, Inc. 489,242
16,612 Thermo Fisher Scientific, Inc. 9,024,967
39,813 UnitedHealth Group, Inc. 20,449,151
2,849 Universal Health Services, Inc. 286,923
10,853 Vertex Pharmaceuticals, Inc.
a
3,058,267
51,447 Viatris, Inc. 538,650
2,556 Waters Corporation
a
845,985
3,144 West Pharmaceutical Services,
Inc. 950,651
8,894 Zimmer Biomet Holdings, Inc. 934,404
19,972 Zoetis, Inc. 3,432,987
Total 205,006,749
Industrials (8.4%)
24,149 3M Company 3,125,122
5,518 A.O. Smith Corporation 301,724
5,351 Alaska Air Group, Inc.
a
214,308
3,726 Allegion plc 364,775
27,563 American Airlines Group, Inc.
a
349,499
9,799 AMETEK, Inc. 1,076,812
23,601 Boeing Company
a
3,226,729
5,401 C.H. Robinson Worldwide, Inc. 547,499
35,996 Carrier Global Corporation 1,283,617
22,635 Caterpillar, Inc. 4,046,233
3,691 Cintas Corporation 1,378,699
9,071 Copart, Inc.
a
985,655
30,711 Corteva, Inc. 1,662,694
92,268 CSX Corporation 2,681,308
5,988 Cummins, Inc. 1,158,858
11,847 Deere & Company 3,547,821
27,204 Delta Air Lines, Inc.
a
788,100
6,118 Dover Corporation 742,236
16,932 Eaton Corporation plc 2,133,263
25,207 Emerson Electric Company 2,004,965
5,191 Equifax, Inc. 948,811
7,119 Expeditors International of
Washington, Inc. 693,818
24,427 Fastenal Company 1,219,396
10,119 FedEx Corporation 2,294,078
15,211 Fortive Corporation 827,174
Shares Common Stock (99.1%) Value
Industrials (8.4%) - continued
5,551 Fortune Brands Home and
Security, Inc. $ 332,394
2,709 Generac Holdings, Inc.
a
570,461
9,781 General Dynamics Corporation 2,164,046
46,708 General Electric Company 2,973,898
28,888 Honeywell International, Inc. 5,021,023
15,961 Howmet Aerospace, Inc. 501,973
1,699 Huntington Ingalls Industries, Inc. 370,076
3,225 IDEX Corporation 585,757
12,027 Illinois Tool Works, Inc. 2,191,921
17,226 Ingersoll - Rand, Inc. 724,870
5,458 Jacobs Engineering Group, Inc. 693,876
3,557 JB Hunt Transport Services, Inc. 560,121
29,522 Johnson Controls International plc 1,413,513
8,185 L3Harris Technologies, Inc. 1,978,314
21,358 Linde plc 6,141,066
10,050 Lockheed Martin Corporation 4,321,098
10,012 Masco Corporation 506,607
15,264 Nielsen Holdings plc 354,430
2,287 Nordson Corporation 462,980
10,114 Norfolk Southern Corporation 2,298,811
6,201 Northrop Grumman Corporation 2,967,613
3,896 Old Dominion Freight Line, Inc. 998,467
17,942 Otis Worldwide Corporation 1,267,961
14,754 PACCAR, Inc. 1,214,844
5,448 Parker-Hannifin Corporation 1,340,480
7,019 Pentair plc 321,260
6,099 Quanta Services, Inc. 764,449
63,112 Raytheon Technologies
Corporation 6,065,694
8,847 Republic Services, Inc. 1,157,807
4,690 Robert Half International, Inc. 351,234
4,934 Rockwell Automation, Inc. 983,396
9,613 Rollins, Inc. 335,686
4,495 Roper Industries, Inc. 1,773,952
2,265 Snap-On, Inc. 446,273
25,163 Southwest Airlines Company
a
908,888
6,406 Stanley Black & Decker, Inc. 671,733
1,988 Teledyne Technologies, Inc.
a
745,719
9,127 Textron, Inc. 557,386
9,924 Trane Technologies plc 1,288,830
2,201 TransDigm Group, Inc.
a
1,181,211
26,651 Union Pacific Corporation 5,684,125
13,865 United Airlines Holdings, Inc.
a
491,098
31,167 United Parcel Service, Inc. 5,689,224
3,039 United Rentals, Inc.
a
738,203
6,701 Verisk Analytics, Inc. 1,159,876
1,822 W.W. Grainger, Inc. 827,971
7,751 Wabtec Corporation 636,202
16,210 Waste Management, Inc. 2,479,806
7,643 Xylem, Inc. 597,530
Total 115,417,347
Information Technology (26.5%)
26,879 Accenture plc 7,462,954
20,051 Adobe, Inc.
a
7,339,869
68,769 Advanced Micro Devices, Inc.
a
5,258,765
6,803 Akamai Technologies, Inc.
a
621,318
25,340 Amphenol Corporation 1,631,389
22,208 Analog Devices, Inc. 3,244,367
3,692 ANSYS, Inc.
a
883,459
652,500 Apple, Inc. 89,209,800
37,488 Applied Materials, Inc. 3,410,658
9,550 Arista Networks, Inc.
a
895,217
9,231 Autodesk, Inc.
a
1,587,363

Large Cap Index Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.1%) Value
Information Technology (26.5%) - continued
17,728 Automatic Data Processing, Inc. $ 3,723,589
17,326 Broadcom, Inc. 8,417,144
4,975 Broadridge Financial Solutions,
Inc. 709,186
11,702 Cadence Design Systems, Inc.
a
1,755,651
5,734 CDW Corporation 903,449
5,830 Ceridian HCM Holding, Inc.
a
274,476
176,288 Cisco Systems, Inc. 7,516,920
5,293 Citrix Systems, Inc. 514,321
22,117 Cognizant Technology Solutions
Corporation 1,492,676
32,258 Corning, Inc. 1,016,450
10,375 DXC Technology Company
a
314,466
5,730 Enphase Energy, Inc.
a
1,118,725
2,425 EPAM Systems, Inc.
a
714,842
2,566 F5, Inc.
a
392,701
25,919 Fidelity National Information
Services, Inc. 2,375,995
24,688 Fiserv, Inc.
a
2,196,491
3,282 FLEETCOR Technologies, Inc.
a
689,581
28,270 Fortinet, Inc.
a
1,599,517
3,418 Gartner, Inc.
a
826,575
11,948 Global Payments, Inc. 1,321,927
55,173 Hewlett Packard Enterprise
Company 731,594
44,701 HP, Inc. 1,465,299
173,523 Intel Corporation 6,491,495
38,169 International Business Machines
Corporation 5,389,081
12,002 Intuit, Inc. 4,626,051
3,092 Jack Henry & Associates, Inc. 556,622
13,711 Juniper Networks, Inc. 390,764
7,722 Keysight Technologies, Inc.
a
1,064,478
6,333 KLA-Tencor Corporation 2,020,734
5,887 Lam Research Corporation 2,508,745
5,799 Leidos Holdings, Inc. 584,017
36,444 Mastercard, Inc. 11,497,353
23,594 Microchip Technology, Inc. 1,370,340
47,387 Micron Technology, Inc. 2,619,553
317,384 Microsoft Corporation 81,513,733
1,861 Monolithic Power Systems, Inc. 714,698
7,099 Motorola Solutions, Inc. 1,487,950
9,444 NetApp, Inc. 616,127
24,692 NortonLifeLock, Inc. 542,236
106,261 NVIDIA Corporation 16,108,105
11,142 NXP Semiconductors NV 1,649,350
18,439 ON Semiconductor Corporation
a
927,666
66,804 Oracle Corporation 4,667,595
13,635 Paychex, Inc. 1,552,617
2,043 Paycom Software, Inc.
a
572,285
49,143 PayPal Holdings, Inc.
a
3,432,147
4,468 PTC, Inc.
a
475,127
4,601 Qorvo, Inc.
a
433,966
47,529 QUALCOMM, Inc. 6,071,354
42,162 Salesforce, Inc.
a
6,958,416
8,388 Seagate Technology Holdings plc 599,239
8,507 ServiceNow, Inc.
a
4,045,249
6,829 Skyworks Solutions, Inc. 632,639
2,350 SolarEdge Technologies, Inc.
a
643,148
6,497 Synopsys, Inc.
a
1,973,139
13,672 TE Connectivity, Ltd. 1,546,987
6,798 Teradyne, Inc. 608,761
39,132 Texas Instruments, Inc. 6,012,632
10,615 Trimble, Inc.
a
618,111
1,760 Tyler Technologies, Inc.
a
585,165
Shares Common Stock (99.1%) Value
Information Technology (26.5%) - continued
4,044 VeriSign, Inc.
a
$ 676,683
69,838 Visa, Inc. 13,750,404
13,290 Western Digital Corporation
a
595,791
2,229 Zebra Technologies Corporation
a
655,215
Total 361,402,502
Materials (2.0%)
9,411 Air Products and Chemicals, Inc. 2,263,157
4,970 Albemarle Corporation 1,038,631
63,772 Amcor plc 792,686
3,468 Avery Dennison Corporation 561,365
13,571 Ball Corporation 933,278
4,596 Celanese Corporation 540,536
8,852 CF Industries Holdings, Inc. 758,882
30,898 Dow, Inc. 1,594,646
21,580 DuPont de Nemours, Inc. 1,199,416
5,469 Eastman Chemical Company 490,952
10,546 Ecolab, Inc. 1,621,553
5,344 FMC Corporation 571,861
61,502 Freeport-McMoRan, Inc. 1,799,549
10,814 International Flavors & Fragrances,
Inc. 1,288,164
15,728 International Paper Company 657,902
10,983 LyondellBasell Industries NV 960,573
2,647 Martin Marietta Materials, Inc. 792,088
15,362 Mosaic Company 725,547
33,680 Newmont Corporation 2,009,686
11,291 Nucor Corporation 1,178,893
3,976 Packaging Corporation of America 546,700
10,023 PPG Industries, Inc. 1,146,030
6,199 Sealed Air Corporation 357,806
10,156 Sherwin-Williams Company 2,274,030
5,640 Vulcan Materials Company 801,444
10,815 WestRock Company 430,870
Total 27,336,245
Real Estate (2.9%)
6,303 Alexandria Real Estate Equities,
Inc. 914,124
19,720 American Tower Corporation 5,040,235
5,933 AvalonBay Communities, Inc. 1,152,485
6,052 Boston Properties, Inc. 538,507
4,520 Camden Property Trust 607,850
13,871 CBRE Group, Inc.
a
1,021,044
18,376 Crown Castle International
Corporation 3,094,151
12,080 Digital Realty Trust, Inc. 1,568,346
16,315 Duke Realty Corporation 896,509
3,863 Equinix, Inc. 2,538,068
14,522 Equity Residential 1,048,779
2,773 Essex Property Trust, Inc. 725,167
5,698 Extra Space Storage, Inc. 969,344
3,033 Federal Realty Investment Trust 290,379
22,897 Healthpeak Properties, Inc. 593,261
30,333 Host Hotels & Resorts, Inc. 475,621
12,330 Iron Mountain, Inc. 600,348
26,226 Kimco Realty Corporation 518,488
4,898 Mid-America Apartment
Communities, Inc. 855,534
31,414 Prologis, Inc. 3,695,857
6,480 Public Storage, Inc. 2,026,102
25,530 Realty Income Corporation 1,742,678
6,583 Regency Centers Corporation 390,438
4,576 SBA Communications Corporation 1,464,549

Large Cap Index Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.1%) Value
Real Estate (2.9%) - continued
13,934 Simon Property Group, Inc. $ 1,322,615
12,701 UDR, Inc. 584,754
16,962 Ventas, Inc. 872,356
40,866 VICI Properties, Inc. 1,217,398
6,754 Vornado Realty Trust 193,097
19,265 Welltower, Inc. 1,586,473
31,594 Weyerhaeuser Company 1,046,393
Total 39,590,950
Utilities (3.1%)
28,342 AES Corporation 595,465
10,644 Alliant Energy Corporation 623,845
10,958 Ameren Corporation 990,165
21,793 American Electric Power
Company, Inc. 2,090,820
7,713 American Water Works Company,
Inc. 1,147,463
5,899 Atmos Energy Corporation 661,278
26,712 CenterPoint Energy, Inc. 790,141
12,312 CMS Energy Corporation 831,060
15,035 Consolidated Edison, Inc. 1,429,829
13,864 Constellation Energy Corporation 793,853
34,427 Dominion Energy, Inc. 2,747,619
8,222 DTE Energy Company 1,042,139
32,672 Duke Energy Corporation 3,502,765
16,177 Edison International, Inc. 1,023,034
8,630 Entergy Corporation 972,083
9,738 Evergy, Inc. 635,405
14,635 Eversource Energy 1,236,218
41,597 Exelon Corporation 1,885,176
24,228 FirstEnergy Corporation 930,113
83,366 NextEra Energy, Inc. 6,457,530
17,221 NiSource, Inc. 507,847
10,069 NRG Energy, Inc. 384,334
4,795 Pinnacle West Capital Corporation 350,610
31,229 PPL Corporation 847,243
21,187 Public Service Enterprise Group,
Inc. 1,340,713
13,338 Sempra Energy 2,004,301
45,090 Southern Company 3,215,368
13,386 WEC Energy Group, Inc. 1,347,167
23,113 Xcel Energy, Inc. 1,635,476
Total 42,019,060
Total Common Stock
(cost $601,990,362) 1,353,857,052
Shares
Collateral Held for Securities
Loaned ( 0.1% ) Value
798,200 Thrivent Cash Management Trust 798,200
Total Collateral Held for
Securities Loaned
(cost $798,200) 798,200
Shares or
Principal
Amount Short-Term Investments ( 0.8% ) Value
Federal Home Loan Bank Discount
Notes
800,000 0.693%, 7/6/2022
c,d
799,846
Shares or
Principal
Amount Short-Term Investments (0.8%) Value
Thrivent Core Short-Term Reserve
Fund
1,033,631 1.630% $ 10,336,312
Total Short-Term Investments
(cost $11,136,235) 11,136,158
Total Investments (cost
$613,924,797) 100.0% $1,365,791,410
Other Assets and Liabilities, Net
<0.1% 389,115
Total Net Assets 100.0% $1,366,180,525
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Index Portfolio as of June 30, 2022:
Securities Lending Transactions
Common Stock $ 764,167
Total lending $764,167
Gross amount payable upon return of
collateral for securities loaned $798,200
Net amounts due to counterparty $34,033
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 769,972,906
Gross unrealized depreciation (32,239,502)
Net unrealized appreciation (depreciation) $ 737,733,404
Cost for federal income tax purposes $ 627,532,299

Large Cap Index Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2022, in valuing Large Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 116,797,262 116,797,262 – –
Consumer Discretionary 145,960,767 145,960,767 – –
Consumer Staples 94,586,856 94,586,856 – –
Energy 58,952,399 58,952,399 – –
Financials 146,786,915 146,786,915 – –
Health Care 205,006,749 205,006,749 – –
Industrials 115,417,347 115,417,347 – –
Information Technology 361,402,502 361,402,502 – –
Materials 27,336,245 27,336,245 – –
Real Estate 39,590,950 39,590,950 – –
Utilities 42,019,060 42,019,060 – –
Short-Term Investments 799,846 – 799,846 –
Subtotal Investments in Securities $1,354,656,898 $1,353,857,052 $799,846 $–
Other Investments  * Total
Affiliated Short-Term Investments 10,336,312
Collateral Held for Securities Loaned 798,200
Subtotal Other Investments $11,134,512
Total Investments at Value $1,365,791,410
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 525,707 525,707 – –
Total Liability Derivatives $525,707 $525,707 $– $–
The following table presents Large Cap Index Portfolio's futures contracts held as of June 30, 2022. Investments and/or cash totaling $699,865 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini S&P 500 Index 62 September 2022 $ 12,273,157 ( $ 525,707)
Total Futures Long Contracts $ 12,273,157 ( $ 525,707)
Total Futures Contracts $ 12,273,157 ($525,707)

Large Cap Index Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2022, for Large Cap Index Portfolio's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 525,707
Total Equity Contracts 525,707
Total Liability Derivatives $525,707
*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2022, for
Large Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (1,445,113)
Total Equity Contracts
(1,445,113)
Total ($1,445,113)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2022, for Large Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (751,804)
Total Equity Contracts (751,804)
Total ($751,804)
The following table presents Large Cap Index Portfolio's average volume of derivative activity during the period ended June 30, 2022.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $9,992,538

Large Cap Index Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
6/30/2022
Shares Held at
6/30/2022
% of Net
Assets
6/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% $10,576 $34,062 $34,302 $10,336 1,034 0.7%
Total Affiliated Short-Term Investments 10,576 10,336 0.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 656 12,945 12,803 798 798 0.1
Total Collateral Held for Securities Loaned 656 798 0.1
Total Value $11,232 $11,134
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 6/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% $– $– $ – $28
Total Income/Non Income Cash from Affiliated
Investments $28
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total Value $– $– $ –

Large Cap Value Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.6% ) Value
Communications Services (5.7%)
13,717 Alphabet, Inc., Class C
a
$ 30,005,252
938,918 Comcast Corporation 36,843,142
960,990 Verizon Communications, Inc. 48,770,242
1,131,973 Warner Bros. Discovery, Inc.
a
15,191,078
Total 130,809,714
Consumer Discretionary (6.1%)
117,762 Aptiv plc
a
10,489,061
10,472 AutoZone, Inc.
a
22,505,585
331,932 D.R. Horton, Inc. 21,970,579
1,152,766 Ford Motor Company 12,830,286
267,900 Lowe's Companies, Inc. 46,794,093
312,198 Sony Group Corporation ADR 25,528,430
Total 140,118,034
Consumer Staples (7.1%)
424,390 Lamb Weston Holdings, Inc. 30,326,909
565,423 Philip Morris International, Inc. 55,829,867
289,552 Sysco Corporation 24,527,950
414,791 Walmart, Inc. 50,430,290
Total 161,115,016
Energy (8.2%)
727,540 BP plc ADR 20,625,759
435,772 ConocoPhillips 39,136,683
517,457 Devon Energy Corporation 28,517,055
1,299,986 Enterprise Products Partners, LP 31,680,659
387,739 Halliburton Company 12,159,495
252,206 Marathon Petroleum Corporation 20,733,855
149,492 Pioneer Natural Resources
Company 33,348,676
Total 186,202,182
Financials (19.1%)
1,486,456 Bank of America Corporation 46,273,375
162,089 Capital One Financial Corporation 16,888,053
297,869 Charles Schwab Corporation 18,819,363
210,838 Chubb, Ltd. 41,446,534
297,548 Comerica, Inc. 21,834,072
144,029 Discover Financial Services 13,622,263
809,313 Equitable Holdings, Inc. 21,098,790
388,618 J.P. Morgan Chase & Company 43,762,273
161,622 M&T Bank Corporation 25,760,931
96,940 Marsh & McLennan Companies,
Inc. 15,049,935
493,228 Morgan Stanley 37,514,922
235,838 Raymond James Financial, Inc. 21,086,276
319,677 State Street Corporation 19,708,087
605,617 Truist Financial Corporation 28,724,414
1,056,132 Wells Fargo & Company 41,368,690
55,409 Zurich Insurance Group AG 24,162,393
Total 437,120,371
Health Care (17.9%)
114,479 AbbVie, Inc. 17,533,604
440,977 AstraZeneca plc ADR 29,135,350
350,427 Baxter International, Inc. 22,507,926
92,787 Biogen, Inc.
a
18,922,981
277,651 Centene Corporation
a
23,492,051
131,192 Cigna Holding Company 34,571,716
206,787 CVS Health Corporation 19,160,883
90,816 Elevance Health, Inc. 43,825,985
244,624 Gilead Sciences, Inc. 15,120,209
Shares Common Stock (98.6%) Value
Health Care (17.9%) - continued
598,494 GlaxoSmithKline plc ADR $ 26,052,444
126,711 HCA Healthcare, Inc. 21,295,051
312,050 Johnson & Johnson 55,391,995
92,619 Laboratory Corporation of America
Holdings 21,706,189
449,703 Merck & Company, Inc. 40,999,423
179,287 Zimmer Biomet Holdings, Inc. 18,835,892
Total 408,551,699
Industrials (11.7%)
83,086 Carlisle Companies, Inc. 19,825,151
1,346,060 CNH Industrial NV 15,600,835
151,039 Crane Holdings, Company 13,224,975
634,805 CSX Corporation 18,447,433
700,943 Delta Air Lines, Inc.
a
20,306,319
282,450 Emerson Electric Company 22,466,073
143,012 General Dynamics Corporation 31,641,405
409,219 Johnson Controls International plc 19,593,406
126,690 L3Harris Technologies, Inc. 30,620,973
85,359 Parker-Hannifin Corporation 21,002,582
232,108 United Parcel Service, Inc. 42,368,994
51,463 United Rentals, Inc.
a
12,500,877
Total 267,599,023
Information Technology (10.7%)
1,212,876 Cisco Systems, Inc. 51,717,033
348,958 Fidelity National Information
Services, Inc. 31,988,980
197,719 Microsoft Corporation 50,780,171
194,272 PayPal Holdings, Inc.
a
13,567,956
292,140 QUALCOMM, Inc. 37,317,964
729,660 Samsung Electronics Company,
Ltd. 32,183,375
474,357 Telefonaktiebolaget LM Ericsson
ADR 3,510,242
155,796 Texas Instruments, Inc. 23,938,055
Total 245,003,776
Materials (3.9%)
717,234 Axalta Coating Systems, Ltd.
a
15,858,044
307,843 CF Industries Holdings, Inc. 26,391,380
162,535 Eastman Chemical Company 14,590,767
156,441 LyondellBasell Industries NV 13,682,330
177,946 Nucor Corporation 18,579,342
Total 89,101,863
Real Estate (3.6%)
160,598 American Campus Communities,
Inc. 10,353,753
66,982 AvalonBay Communities, Inc. 13,011,254
172,389 CBRE Group, Inc.
a
12,689,554
852,136 Healthcare Realty Trust, Inc. 23,178,099
1,468,675 Host Hotels & Resorts, Inc. 23,028,824
Total 82,261,484
Utilities (4.6%)
368,022 Constellation Energy Corporation 21,072,940
260,681 Duke Energy Corporation 27,947,610
259,607 Entergy Corporation 29,242,132

Large Cap Value Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.6%) Value
Utilities (4.6%) - continued
611,774 Exelon Corporation $ 27,725,598
Total 105,988,280
Total Common Stock
(cost $1,732,709,113) 2,253,871,442
Shares Short-Term Investments ( 1.4% ) Value
Thrivent Core Short-Term Reserve
Fund
3,306,788 1.630% 33,067,875
Total Short-Term Investments
(cost $33,057,770) 33,067,875
Total Investments (cost
$1,765,766,883) 100.0% $2,286,939,317
Other Assets and Liabilities, Net
(<0.1%) (262,368)
Total Net Assets 100.0% $2,286,676,949
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 623,738,997
Gross unrealized depreciation (94,994,080)
Net unrealized appreciation (depreciation) $ 528,744,917
Cost for federal income tax purposes $ 1,758,194,400
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2022, in valuing Large Cap Value Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 130,809,714 130,809,714 – –
Consumer Discretionary 140,118,034 140,118,034 – –
Consumer Staples 161,115,016 161,115,016 – –
Energy 186,202,182 186,202,182 – –
Financials 437,120,371 412,957,978 24,162,393 –
Health Care 408,551,699 408,551,699 – –
Industrials 267,599,023 267,599,023 – –
Information Technology 245,003,776 212,820,401 32,183,375 –
Materials 89,101,863 89,101,863 – –
Real Estate 82,261,484 82,261,484 – –
Utilities 105,988,280 105,988,280 – –
Subtotal Investments in Securities $2,253,871,442 $2,197,525,674 $56,345,768 $–
Other Investments  * Total
Affiliated Short-Term Investments 33,067,875
Subtotal Other Investments $33,067,875
Total Investments at Value $2,286,939,317
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Large Cap Value Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
6/30/2022
Shares Held at
6/30/2022
% of Net
Assets
6/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% $32,435 $114,597 $113,964 $33,068 3,307 1.4%
Total Affiliated Short-Term Investments 32,435 33,068 1.4
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 21,921 95,230 117,151 – – –
Total Collateral Held for Securities Loaned 21,921 – –
Total Value $54,356 $33,068
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 6/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% $– $– $ – $126
Total Income/Non Income Cash from Affiliated
Investments $126
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 17
Total Affiliated Income from Securities Loaned, Net $17
Total Value $– $– $ –

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 97.5% ) Value
Asset-Backed Securities (13.9%)
510 Asset Backed Trust
$ 3,194,141
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
a,b
$ 2,981,189
2,934,292
2.240%,  11/25/2069, Ser.
2021-NPL1, Class A1
a,b
2,761,931
Ares XL CLO, Ltd.
3,000,000
2.444%,  (LIBOR 3M +
1.400%), 1/15/2029, Ser.
2016-40A, Class A3RR
a,c
2,892,231
Arkansas Student Loan Auth.
2,569,139
2.453%,  (LIBOR 3M +
0.900%), 11/25/2043, Ser.
2010-1A
c
2,561,159
Avant Credit Card Master Trust
4,500,000
1.370%,  4/15/2027, Ser.
2021-1A, Class A
a
4,110,212
BHG Securitization Trust
3,309,468
0.900%,  10/17/2034, Ser.
2021-B, Class A
a
3,136,292
Cascade Funding Mortgage Trust,
LLC
1,831,609
0.946%,  12/26/2030, Ser.
2020-HB4, Class A
a,c
1,807,615
1,490,797
0.801%,  2/25/2031, Ser.
2021-HB5, Class A
a,c
1,463,203
Colony American Finance, Ltd.
3,000,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a
2,809,751
Commonbond Student Loan Trust
323,032
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
a
318,854
814,930
2.124%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
a,c
802,474
CoreVest American Finance Trust
711,354
3.804%,  6/15/2051, Ser.
2018-1, Class A
a
708,282
Dewolf Park CLO, Ltd.
1,500,000
2.494%,  (LIBOR 3M +
1.450%), 10/15/2030, Ser.
2017-1A, Class BR
a,c
1,439,607
Education Funding Trust
1,654,603
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
1,572,877
Flatiron CLO, Ltd.
3,500,000
2.861%,  (LIBOR 3M +
1.450%), 5/15/2030, Ser.
2017-1A, Class BR
a,c
3,371,354
Galaxy XXIII CLO, Ltd.
3,800,000
2.534%,  (LIBOR 3M +
1.350%), 4/24/2029, Ser.
2017-23A, Class B1R
a,c
3,660,494
Genesis Sales Finance Master
Trust
3,500,000
1.650%,  9/22/2025, Ser.
2020-AA, Class A
a
3,443,508
5,000,000
1.200%,  12/21/2026, Ser.
2021-AA, Class A
a
4,727,113
Goldentree Loan Management,
Ltd.
2,000,000
2.463%,  (LIBOR 3M +
1.400%), 11/20/2030, Ser.
2017-2A, Class BR
a,c
1,923,438
Principal
Amount Long-Term Fixed Income (97.5%) Value
Asset-Backed Securities (13.9%) - continued
GoldenTree Loan Opportunities,
Ltd.
$ 3,000,000
2.539%,  (LIBOR 3M +
1.300%), 10/29/2029, Ser.
2014-9A, Class AJR2
a,c
$ 2,905,254
Goldman Home Improvement Trust
2,110,349
1.150%,  6/25/2051, Ser.
2021-GRN2, Class A
a
1,976,864
Home RE, Ltd.
2,500,000
3.776%,  (SOFR30A +
2.850%), 10/25/2034, Ser.
2022-1, Class M1A
a,c
2,485,281
Lendingpoint Asset Securitization
Trust
944,861
1.000%,  12/15/2028, Ser.
2021-A, Class A
a
937,060
Longfellow Place CLO, Ltd.
6,700,000
2.794%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
a,c
6,574,382
Madison Park Funding XI, Ltd.
2,000,000
2.634%,  (LIBOR 3M +
1.450%), 7/23/2029, Ser.
2013-11A, Class BR2
a,c
1,942,634
Madison Park Funding XXV, Ltd.
5,000,000
2.834%,  (LIBOR 3M +
1.650%), 4/25/2029, Ser.
2017-25A, Class A2R
a,c
4,853,515
Mercury Financial Credit Card
Master Trust
1,800,000
2.500%,  9/21/2026, Ser.
2022-1A, Class A
a
1,704,885
National Collegiate Trust
821,792
1.919%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,c
795,329
Navient Student Loan Trust
1,500,000
4.160%,  10/15/2070, Ser.
2022-BA, Class A
a
1,488,648
761,687
2.224%,  (LIBOR 1M +
0.600%), 7/26/2066, Ser.
2017-3A, Class A2
a,c
760,597
New Hampshire Higher Education
Loan Corporation
2,925,361
2.206%,  (LIBOR 1M +
1.200%), 9/25/2060, Ser.
2020-1, Class A1B
c
2,856,896
OCP CLO
2,500,000
2.594%,  (LIBOR 3M +
1.550%), 7/15/2030, Ser.
2017-13A, Class A2R
a,c
2,393,483
OneMain Financial Issuance Trust
3,500,000
1.750%,  9/14/2035, Ser.
2020-2A, Class A
a
3,116,697
OSD CLO 2021-23, Ltd.
2,000,000
2.564%,  (LIBOR 3M +
1.520%), 4/17/2031, Ser.
2021-23A, Class B
a,c
1,891,464
OZLM VIII, Ltd.
2,000,000
2.694%,  (LIBOR 3M +
1.650%), 10/17/2029, Ser.
2014-8A, Class A2R3
a,c
1,933,584

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.5%) Value
Asset-Backed Securities (13.9%) - continued
Progress Residential Trust
$ 2,000,000
2.078%,  6/18/2037, Ser.
2020-SFR2, Class A
a
$ 1,887,604
ROC Securities Trust Series
2,900,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,c
2,736,794
SLM Student Loan Trust
2,098,026
2.024%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
c
2,022,101
Sound Point CLO XIV, Ltd.
4,500,000
2.684%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2016-3A, Class B1R
a,c
4,399,988
5,000,000
3.234%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
a,c
4,818,140
Sound Point CLO XV, Ltd.
6,000,000
2.684%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2017-1A, Class BR
a,c
5,823,060
Stratus CLO 2020-1, Ltd.
2,000,000
1.491%,  (LIBOR 3M +
1.400%), 12/29/2029, Ser.
2021-1A, Class B
a,c
1,911,910
TRK Trust
1,875,818
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
a,c
1,716,423
Upstart Securitization Trust
305,183
1.702%,  11/20/2030, Ser.
2020-3, Class A
a
304,282
717,286
0.870%,  3/20/2031, Ser.
2021-1, Class A
a
709,709
1,619,881
0.910%,  6/20/2031, Ser.
2021-2, Class A
a
1,582,122
3,111,079
0.830%,  7/20/2031, Ser.
2021-3, Class A
a
3,020,924
VCAT Asset Securitization, LLC
1,697,566
2.289%,  12/26/2050, Ser.
2021-NPL1, Class A1
a,b
1,634,386
Wind River CLO, Ltd.
3,000,000
2.663%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
a,c
2,897,058
Total 120,572,658
Basic Materials (1.8%)
Anglo American Capital plc
1,250,000 4.875%,  5/14/2025
a
1,258,436
Ecolab, Inc.
500,000 1.650%,  2/1/2027 457,181
EI du Pont de Nemours &
Company
700,000 1.700%,  7/15/2025 658,231
Freeport-McMoRan, Inc.
1,890,000 4.550%,  11/14/2024 1,880,758
Glencore Funding, LLC
1,500,000 3.000%,  10/27/2022
a
1,495,768
1,000,000 4.625%,  4/29/2024
a
1,000,299
Kinross Gold Corporation
1,000,000 5.950%,  3/15/2024 1,023,611
Principal
Amount Long-Term Fixed Income (97.5%) Value
Basic Materials (1.8%) - continued
LYB International Finance III, LLC
$ 1,079,000 1.250%,  10/1/2025 $ 976,346
Mosaic Company
650,000 3.250%,  11/15/2022 650,680
Nucor Corporation
800,000 2.000%,  6/1/2025 752,830
Southern Copper Corporation
1,750,000 3.875%,  4/23/2025 1,727,250
Steel Dynamics, Inc.
775,000 2.400%,  6/15/2025 733,094
Syngenta Finance NV
2,800,000 4.892%,  4/24/2025
a
2,807,024
Total 15,421,508
Capital Goods (2.1%)
Boeing Company
475,000 1.950%,  2/1/2024 459,658
2,350,000 4.875%,  5/1/2025 2,341,325
1,750,000 2.196%,  2/4/2026 1,577,390
Caterpillar Financial Services
Corporation
1,750,000 3.400%,  5/13/2025 1,745,490
CNH Industrial Capital, LLC
1,020,000 1.950%,  7/2/2023 996,877
Howmet Aerospace, Inc.
1,250,000 6.875%,  5/1/2025 1,284,125
Huntington Ingalls Industries, Inc.
700,000 3.844%,  5/1/2025 689,227
Meritage Homes Corporation
2,000,000 6.000%,  6/1/2025 1,950,503
Otis Worldwide Corporation
1,225,000 2.056%,  4/5/2025 1,160,071
Republic Services, Inc.
1,250,000 2.500%,  8/15/2024 1,210,333
1,250,000 0.875%,  11/15/2025 1,131,526
Roper Technologies, Inc.
750,000 2.350%,  9/15/2024 726,563
675,000 1.000%,  9/15/2025 610,280
Textron, Inc.
2,000,000 3.875%,  3/1/2025 1,983,517
Total 17,866,885
Collateralized Mortgage Obligations (17.5%)
Affirm Asset Securitization Trust
3,000,000
0.880%,  8/15/2025, Ser.
2021-A, Class A
a
2,962,615
6,000,000
1.030%,  8/15/2026, Ser.
2021-B, Class A
a
5,686,912
2,046,425
1.750%,  2/15/2027, Ser.
2022-X1, Class A
a
2,007,356
2,000,000
4.300%,  5/17/2027, Ser.
2022-A, Class A
a
1,968,467
Angel Oak Mortgage Trust
2,729,737
3.085%,  12/25/2066, Ser.
2022-1, Class A2
a,c
2,542,428
Banc of America Funding Trust
319,284
2.115%,  1/25/2035, Ser.
2004-D, Class 4A1
c
317,065
473,741
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 455,404

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.5%) Value
Collateralized Mortgage Obligations (17.5%) -
continued
Bear Stearns Adjustable Rate
Mortgage Trust
$ 127,973
2.380%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
c
$ 126,790
Bellemeade Re, Ltd.
2,093,682
2.676%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
a,c
2,083,602
BRAVO Residential Funding Trust
3,876,370
1.676%,  (SOFR30A +
0.750%), 7/25/2022, Ser.
2021-HE2, Class A1
a,c
3,833,126
Business Jet Securities, LLC
1,584,861
2.981%,  11/15/2035, Ser.
2020-1A, Class A
a
1,453,947
Cascade Funding Mortgage Trust
2,970,795
0.898%,  6/25/2036, Ser.
2021-HB6, Class A
a,c
2,912,692
1,836,176
1.100%,  3/20/2041, Ser.
2021-GRN1, Class A
a
1,741,515
1,387,335
4.000%,  10/25/2068, Ser.
2018-RM2, Class A
a,c
1,361,060
CHNGE Mortgage Trust
1,980,268
3.007%,  1/25/2067, Ser.
2022-1, Class A1
a,c
1,864,794
2,893,386
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,c
2,753,715
CIM Trust
1,733,772
2.568%,  7/25/2059, Ser.
2021-NR2, Class A1
a,b
1,650,507
Citigroup Mortgage Loan Trust,
Inc.
716,108
2.752%,  (CMT 1Y + 2.400%),
3/25/2036, Ser. 2006-AR1,
Class 3A1
c
679,606
COLT Mortgage Loan Trust
2,722,442
1.726%,  11/25/2066, Ser.
2021-5, Class A1
a,c
2,468,338
Countrywide Alternative Loan Trust
166,349
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 124,445
190,367
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 162,086
Credit Suisse Mortgage Capital
Certificates
3,303,571
2.303%,  10/25/2066, Ser.
2021-NQM8, Class A2
a,c
2,947,861
Credit Suisse Mortgage Trust
3,000,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
a,c
2,805,694
2,912,950
2.688%,  3/25/2059, Ser.
2020-RPL6, Class A1
a,c
2,805,261
Deephaven Residential Mortgage
Trust
2,824,890
2.205%,  1/25/2067, Ser.
2022-1, Class A1
a,c
2,640,613
2,628,618
2.085%,  11/25/2066, Ser.
2021-4, Class A2
a,c
2,409,349
Flagstar Mortgage Trust
1,835,815
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,c
1,678,721
Principal
Amount Long-Term Fixed Income (97.5%) Value
Collateralized Mortgage Obligations (17.5%) -
continued
Foundation Finance Trust
$ 1,833,392
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
$ 1,695,069
FWD Securitization Trust
1,039,319
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
a,c
1,015,599
GCAT Trust
2,280,455
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
a,c
2,072,803
GCT Commercial Mortgage Trust
2,000,000
2.574%,  (LIBOR 1M +
1.250%), 2/15/2038, Ser.
2021-GCT, Class B
a,c
1,930,036
GMAC Mortgage Corporation
Loan Trust
42,096
2.124%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
c,d
21,831
GS Mortgage-Backed Securities
Trust
1,499,393
3.750%,  10/25/2057, Ser.
2018-RPL1, Class A1A
a
1,476,329
138,255
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
a,c
137,862
516,309
1.791%,  9/27/2060, Ser.
2020-NQM1, Class A2
a,c
496,959
GSAA Home Equity Trust
671,839
3.574%,  (LIBOR 1M +
1.950%), 5/25/2034, Ser.
2004-4, Class M2
c
702,156
844,141
4.541%,  8/25/2034, Ser.
2004-10, Class M2
b
782,965
Homeward Opportunities Fund
Trust
3,754,013
3.228%,  8/25/2025, Ser.
2020-BPL1, Class A1
a,b
3,713,779
J.P. Morgan Alternative Loan Trust
692,450
3.163%,  3/25/2036, Ser.
2006-A1, Class 2A1
c
679,267
Legacy Mortgage Asset Trust
883,760
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
a,b
863,738
LHOME Mortgage Trust
2,800,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
a,b
2,657,754
3,000,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
a,c
2,875,022
2,000,000
2.363%,  9/25/2026, Ser.
2021-RTL3, Class A1
a,b
1,915,241
Mello Warehouse Securitization
Trust
4,000,000
1.568%,  (LIBOR 1M +
0.900%), 2/25/2055, Ser.
2021-1, Class B
a,c
3,927,257
MFRA Trust
2,541,734
3.875%,  9/25/2056, Ser.
2022-CHM1, Class A1
a,b
2,452,007
Mortgage Equity Conversion Asset
Trust
1,799,855
3.270%,  (CMT 1Y + 0.490%),
1/25/2042, Ser. 2007-FF1,
Class A
a,c
1,698,503

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.5%) Value
Collateralized Mortgage Obligations (17.5%) -
continued
$ 1,817,847
3.300%,  (CMT 1Y + 0.470%),
2/25/2042, Ser. 2007-FF2,
Class A
a,c
$ 1,672,720
New York Mortgage Trust
3,000,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
a,b
2,849,463
1,813,971
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
a,c
1,757,285
Oak Street Investment
2,139,254
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
a
1,957,481
Oaktown Re, Ltd.
2,534,799
2.576%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
a,c
2,526,089
Onslow Bay Financial, LLC
2,500,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
a,c
2,327,821
Palisades Mortgage Loan Trust
1,500,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
a,b
1,423,412
Palmer Square Loan Funding, Ltd.
5,000,000
2.728%,  (LIBOR 3M +
1.250%), 5/20/2029, Ser.
2021-2A, Class A2
a,c
4,815,680
4,000,000
2.463%,  (LIBOR 3M +
1.400%), 7/20/2029, Ser.
2021-3A, Class A2
a,c
3,852,512
Preston Ridge Partners Mortgage
Trust, LLC
2,122,875
2.363%,  11/25/2025, Ser.
2020-6, Class A1
a,b
2,031,691
2,214,603
2.115%,  1/25/2026, Ser.
2021-1, Class A1
a,c
2,103,591
Pretium Mortgage Credit Partners,
LLC
1,646,214
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
a,b
1,616,758
2,751,961
1.868%,  7/25/2051, Ser.
2021-NPL3, Class A1
a,b
2,471,418
1,394,295
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
a,b
1,319,830
Silver Hill Trust
1,711,574
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,c
1,644,171
Starwood Mortgage Residential
Trust
1,709,000
2.731%,  11/25/2066, Ser.
2021-6, Class A2
a,c
1,361,509
Terwin Mortgage Trust
1,402,919
2.506%,  (LIBOR 1M +
1.500%), 12/25/2034, Ser.
2004-21HE, Class 2M2
a,c
1,374,585
Toorak Mortgage Corporation, Ltd.
2,911,087
2.577%,  2/25/2057, Ser.
2022-INV1, Class A1
a,c
2,737,855
369,651
3.721%,  9/25/2022, Ser.
2019-2, Class A1 367,883
4,077,868
2.734%,  3/25/2023, Ser.
2020-1, Class A1
a,b
4,047,920
3,000,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
a,b
2,810,841
Principal
Amount Long-Term Fixed Income (97.5%) Value
Collateralized Mortgage Obligations (17.5%) -
continued
Towd Point Asset Trust 2021-SL1
$ 2,459,816
1.050%,  11/20/2061, Ser.
2021-SL1, Class A1
a
$ 2,285,968
Tricon Residential Trust
1,000,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
a
904,146
TVC Mortgage Trust
2,544,426
3.474%,  9/25/2024, Ser.
2020-RTL1, Class A1
a
2,537,347
Vericrest Opportunity Loan
Transferee
2,771,242
1.893%,  2/27/2051, Ser.
2021-NPL1, Class A1
a,b
2,630,271
3,575,742
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
a,b
3,387,360
2,086,258
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
a,b
1,991,160
1,084,152
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a,b
1,023,412
3,342,169
1.868%,  8/25/2051, Ser.
2021-NP11, Class A1
a,b
3,096,218
Verus Securitization Trust
1,566,785
2.286%,  11/25/2066, Ser.
2021-8, Class A2
a,c
1,391,816
Wachovia Mortgage Loan Trust,
LLC
99,360
2.548%,  5/20/2036, Ser.
2006-A, Class 2A1
c
99,004
Total 151,975,363
Commercial Mortgage-Backed Securities (0.5%)
AMSR Trust
2,000,000
2.417%,  12/17/2038, Ser.
2021-SFR4, Class B
a
1,803,422
GS Mortgage Securities Trust
3,000,000
2.925%,  (LIBOR 1M +
1.600%), 5/15/2026, Ser.
2021-ROSS, Class B
a,c
2,860,839
Total 4,664,261
Communications Services (2.8%)
American Tower Corporation
750,000 3.375%,  5/15/2024 739,039
1,000,000 4.400%,  2/15/2026 993,855
500,000 1.450%,  9/15/2026 437,301
Bell Canada
2,250,000 0.750%,  3/17/2024 2,142,691
British Sky Broadcasting Group
plc
503,000 3.750%,  9/16/2024
a
501,358
Charter Communications
Operating, LLC
650,000 4.500%,  2/1/2024 653,846
2,100,000 4.908%,  7/23/2025 2,104,872
Cox Communications, Inc.
517,000 3.150%,  8/15/2024
a
504,698
Crown Castle International
Corporation
1,000,000 3.200%,  9/1/2024 979,354
Discovery Communications, LLC
1,050,000 2.950%,  3/20/2023 1,042,797

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.5%) Value
Communications Services (2.8%) - continued
Fox Corporation
$ 440,000 3.050%,  4/7/2025 $ 426,037
Magallanes, Inc.
700,000 3.428%,  3/15/2024
a
686,232
1,900,000 3.638%,  3/15/2025
a
1,840,168
NBN Company, Ltd.
1,000,000 0.875%,  10/8/2024
a
933,536
1,000,000 1.450%,  5/5/2026
a
902,062
Netflix, Inc.
1,900,000 5.875%,  2/15/2025 1,928,500
Paramount Global
400,000 4.750%,  5/15/2025 403,711
Sprint Corporation
2,450,000 7.125%,  6/15/2024 2,514,312
1,000,000 7.625%,  2/15/2025 1,042,318
T-Mobile USA, Inc.
1,900,000 3.500%,  4/15/2025 1,858,276
VeriSign, Inc.
1,546,000 5.250%,  4/1/2025 1,554,067
Total 24,189,030
Consumer Cyclical (5.0%)
Alibaba Group Holding, Ltd.
500,000 2.800%,  6/6/2023
e
496,472
D.R. Horton, Inc.
800,000 2.600%,  10/15/2025 753,788
Daimler Finance North America,
LLC
875,000 1.750%,  3/10/2023
a
864,533
1,000,000
2.175%,  (LIBOR 3M +
0.840%), 5/4/2023
a,c
998,295
1,000,000 0.750%,  3/1/2024
a
949,948
Daimler Trucks Finance North
America, LLC
2,000,000 1.625%,  12/13/2024
a
1,880,504
Expedia Group, Inc.
3,150,000 6.250%,  5/1/2025
a
3,244,226
Ford Motor Credit Company, LLC
1,840,000 3.370%,  11/17/2023 1,792,326
1,250,000 3.810%,  1/9/2024 1,212,747
1,100,000 3.375%,  11/13/2025 990,517
General Motors Company
1,000,000 6.125%,  10/1/2025 1,033,738
General Motors Financial
Company, Inc.
1,250,000 1.050%,  3/8/2024 1,184,998
1,900,000 3.950%,  4/13/2024 1,885,417
1,420,000 2.900%,  2/26/2025 1,355,173
925,000 2.750%,  6/20/2025 867,884
Home Depot, Inc.
1,000,000 2.875%,  4/15/2027 966,083
Hyundai Capital America
900,000 0.800%,  1/8/2024
a
854,769
1,140,000 1.800%,  10/15/2025
a
1,042,623
750,000 1.650%,  9/17/2026
a
661,370
Hyundai Capital Services, Inc.
1,500,000 3.000%,  8/29/2022
a
1,500,087
750,000 1.250%,  2/8/2026
a
674,529
Kohl's Corporation
2,286,000 9.500%,  5/15/2025 2,413,213
Principal
Amount Long-Term Fixed Income (97.5%) Value
Consumer Cyclical (5.0%) - continued
Lennar Corporation
$ 550,000 5.875%,  11/15/2024 $ 565,461
1,100,000 4.750%,  5/30/2025 1,098,403
Lowe's Companies, Inc.
2,000,000 4.000%,  4/15/2025 2,006,605
Marriott International, Inc.
1,150,000 3.600%,  4/15/2024 1,139,312
1,000,000 5.750%,  5/1/2025 1,037,414
686,000 3.750%,  10/1/2025 671,426
Nissan Motor Company, Ltd.
2,075,000 3.043%,  9/15/2023
a
2,039,950
PulteGroup, Inc.
1,750,000 5.500%,  3/1/2026 1,779,304
Toll Brothers Finance Corporation
1,700,000 4.375%,  4/15/2023 1,696,936
Toyota Motor Credit Corporation
875,000 0.800%,  10/16/2025 795,850
Volkswagen Group of America
Finance, LLC
1,000,000 0.750%,  11/23/2022
a
991,958
2,000,000 4.250%,  11/13/2023
a
1,999,777
Total 43,445,636
Consumer Non-Cyclical (5.1%)
AbbVie, Inc.
1,000,000 3.850%,  6/15/2024 999,156
1,920,000 3.600%,  5/14/2025 1,888,777
Altria Group, Inc.
1,000,000 4.400%,  2/14/2026 982,304
Amgen, Inc.
1,320,000 1.900%,  2/21/2025 1,259,654
Anthem, Inc.
1,025,000 2.375%,  1/15/2025 986,787
AstraZeneca plc
1,550,000 0.700%,  4/8/2026 1,378,978
BAT International Finance plc
2,500,000 1.668%,  3/25/2026 2,212,206
Boston Scientific Corporation
438,000 3.450%,  3/1/2024 437,420
Bunge, Ltd. Finance Corporation
2,250,000 1.630%,  8/17/2025 2,072,723
Cargill, Inc.
1,500,000 3.500%,  4/22/2025
a
1,487,985
Centene Corporation
2,000,000 4.250%,  12/15/2027 1,866,940
1,200,000 4.625%,  12/15/2029 1,119,000
CK Hutchison International, Ltd.
2,000,000 2.750%,  3/29/2023
a
1,992,300
Coca-Cola European Partners plc
1,250,000 0.800%,  5/3/2024
a
1,181,462
Conagra Brands, Inc.
1,750,000 4.300%,  5/1/2024 1,756,698
CVS Health Corporation
241,000 4.100%,  3/25/2025 242,554
Gilead Sciences, Inc.
1,031,000 0.750%,  9/29/2023 997,648
GSK Consumer Healthcare Capital
UK plc
750,000 3.125%,  3/24/2025
a
730,391

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.5%) Value
Consumer Non-Cyclical (5.1%) - continued
GSK Consumer Healthcare Capital
US, LLC
$ 1,100,000 3.375%,  3/24/2027
a
$ 1,052,843
HCA, Inc.
1,250,000 5.875%,  2/15/2026 1,256,412
Imperial Brands Finance plc
1,750,000 3.125%,  7/26/2024
a
1,694,559
JBS Finance Luxembourg SARL
1,000,000 2.500%,  1/15/2027
a
869,861
Kraft Heinz Foods Company
2,500,000 3.000%,  6/1/2026 2,355,242
Mattel, Inc.
2,000,000 3.375%,  4/1/2026
a
1,834,850
McKesson Corporation
1,500,000 0.900%,  12/3/2025 1,354,981
Newell Brands, Inc.
2,000,000 4.875%,  6/1/2025 1,970,080
Philip Morris International, Inc.
1,350,000 0.875%,  5/1/2026 1,197,365
Royalty Pharma plc
2,675,000 1.200%,  9/2/2025 2,384,705
Stryker Corporation
2,500,000 3.500%,  3/15/2026 2,453,424
Universal Health Services, Inc.
1,650,000 1.650%,  9/1/2026
a
1,430,978
Zoetis, Inc.
700,000 3.250%,  2/1/2023 697,518
Total 44,145,801
Energy (5.1%)
BP Capital Markets America, Inc.
500,000 3.790%,  2/6/2024 502,045
Canadian Natural Resources, Ltd.
1,400,000 2.050%,  7/15/2025 1,309,814
Cenovus Energy, Inc.
2,850,000 5.375%,  7/15/2025 2,933,376
Cheniere Corpus Christi Holdings,
LLC
1,391,000 5.875%,  3/31/2025 1,424,202
Cheniere Energy Partners, LP
2,500,000 4.500%,  10/1/2029 2,231,750
Continental Resources, Inc.
1,900,000 4.500%,  4/15/2023 1,906,555
1,000,000 3.800%,  6/1/2024 986,490
Coterra Energy, Inc.
2,137,000 4.375%,  6/1/2024
a
2,135,972
Devon Energy Corporation
1,800,000 5.250%,  9/15/2024 1,836,248
1,150,000 5.850%,  12/15/2025 1,196,996
Energy Transfer, LP
2,273,000 4.200%,  9/15/2023 2,276,376
750,000 5.875%,  1/15/2024 764,718
950,000 2.900%,  5/15/2025 902,958
EQT Corporation
500,000 6.625%,  2/1/2025 514,365
Equinor ASA
925,000 2.875%,  4/6/2025 907,786
Hess Corporation
2,238,000 3.500%,  7/15/2024 2,203,225
Principal
Amount Long-Term Fixed Income (97.5%) Value
Energy (5.1%) - continued
Marathon Petroleum Corporation
$ 1,700,000 4.700%,  5/1/2025 $ 1,719,904
MPLX, LP
500,000 3.500%,  12/1/2022 499,752
1,500,000 4.875%,  6/1/2025 1,507,134
1,100,000 1.750%,  3/1/2026 990,374
National Fuel Gas Company
750,000 5.200%,  7/15/2025 759,274
1,370,000 5.500%,  1/15/2026 1,375,018
Occidental Petroleum Corporation
1,500,000 5.875%,  9/1/2025 1,493,475
ONEOK Partners, LP
721,000 4.900%,  3/15/2025 727,008
ONEOK, Inc.
1,000,000 2.750%,  9/1/2024 966,946
Petroleos Mexicanos
655,500 2.378%,  4/15/2025 646,036
Pioneer Natural Resources
Company
1,700,000 1.125%,  1/15/2026 1,518,960
Plains All American Pipeline, LP
2,000,000 3.850%,  10/15/2023 1,988,462
750,000 4.650%,  10/15/2025 742,582
Schlumberger Holdings
Corporation
1,500,000 3.750%,  5/1/2024
a
1,493,644
Targa Resources Partners, LP
1,750,000 6.875%,  1/15/2029 1,785,875
Transcontinental Gas Pipe Line
Company, LLC
600,000 7.850%,  2/1/2026 662,582
Valero Energy Corporation
429,000 2.850%,  4/15/2025 414,590
Western Midstream Operating, LP
1,500,000 3.600%,  2/1/2025
b
1,381,875
Total 44,706,367
Financials (25.4%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,000,000 3.300%,  1/23/2023 996,020
1,375,000 3.150%,  2/15/2024 1,330,702
1,000,000 1.650%,  10/29/2024 923,332
1,300,000 6.500%,  7/15/2025 1,330,131
1,200,000 1.750%,  1/30/2026 1,048,840
250,000 2.450%,  10/29/2026 217,691
Aircastle, Ltd.
1,500,000 4.400%,  9/25/2023 1,480,570
2,100,000 5.250%,  8/11/2025
a
2,027,531
Ally Financial, Inc.
3,000,000 5.750%,  11/20/2025 2,955,555
American Express Company
1,650,000 2.250%,  3/4/2025 1,585,097
American International Group, Inc.
1,050,000 2.500%,  6/30/2025 1,000,700
Ares Capital Corporation
924,000 4.250%,  3/1/2025 883,488
1,350,000 3.875%,  1/15/2026 1,239,759
800,000 2.150%,  7/15/2026 670,489
Athene Global Funding
1,100,000 1.200%,  10/13/2023
a
1,059,084

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.5%) Value
Financials (25.4%) - continued
Australia and New Zealand
Banking Group, Ltd.
$ 1,890,000 2.950%,  7/22/2030
a,c
$ 1,781,306
Aviation Capital Group, LLC
1,200,000 5.500%,  12/15/2024
a
1,189,452
1,500,000 4.875%,  10/1/2025
a
1,453,874
Avolon Holdings Funding, Ltd.
2,000,000 3.950%,  7/1/2024
a
1,914,850
1,644,000 5.500%,  1/15/2026
a
1,595,148
1,000,000 2.125%,  2/21/2026
a
864,516
450,000 4.250%,  4/15/2026
a
416,721
Banco Bilbao Vizcaya Argentaria
SA
1,400,000 0.875%,  9/18/2023 1,350,409
Banco Santander Mexico SA
320,000 5.375%,  4/17/2025
a
321,053
Banco Santander SA
1,000,000 0.701%,  6/30/2024
c
963,298
1,000,000 1.849%,  3/25/2026 898,724
Bank of America Corporation
1,775,000 4.200%,  8/26/2024 1,778,394
1,800,000 0.810%,  10/24/2024
c
1,715,491
1,000,000 3.458%,  3/15/2025
c
985,573
1,250,000 0.976%,  4/22/2025
c
1,175,713
1,500,000 3.841%,  4/25/2025
c
1,492,381
1,125,000 0.981%,  9/25/2025
c
1,040,840
1,900,000 2.456%,  10/22/2025
c
1,809,758
850,000 3.384%,  4/2/2026
c
823,909
1,275,000 1.319%,  6/19/2026
c
1,159,026
1,500,000 1.734%,  7/22/2027
c
1,333,344
Bank of Montreal
1,000,000 1.500%,  1/10/2025
e
943,720
Bank of New York Mellon
Corporation
700,000 4.700%,  9/20/2025
c,f
683,900
Bank of New Zealand
875,000 2.000%,  2/21/2025
a
833,247
Bank of Nova Scotia
935,000 4.900%,  6/4/2025
c,f
866,941
Barclays plc
2,000,000
2.791%,  (LIBOR 3M +
1.380%), 5/16/2024
c
1,999,273
1,500,000 4.375%,  9/11/2024 1,492,525
1,600,000 1.007%,  12/10/2024
c
1,518,535
Blackstone Private Credit Fund
1,750,000 2.700%,  1/15/2025
a
1,596,811
850,000 4.700%,  3/24/2025
a
816,552
BNP Paribas SA
1,900,000 6.625%,  3/25/2024
a,c,f
1,821,625
960,000 2.819%,  11/19/2025
a,c
917,065
1,300,000 1.323%,  1/13/2027
a,c
1,148,490
BPCE SA
950,000 2.375%,  1/14/2025
a
901,808
Capital One Financial Corporation
1,500,000 3.900%,  1/29/2024 1,497,544
750,000 2.636%,  3/3/2026
c
708,128
Charles Schwab Corporation
400,000 5.375%,  6/1/2025
c,f
395,000
1,250,000 4.000%,  6/1/2026
c,f
1,059,575
Citigroup, Inc.
1,800,000 4.000%,  8/5/2024 1,794,787
2,500,000 0.776%,  10/30/2024
c
2,383,240
Principal
Amount Long-Term Fixed Income (97.5%) Value
Financials (25.4%) - continued
$ 1,000,000 3.290%,  3/17/2026
c
$ 966,789
925,000 3.106%,  4/8/2026
c
887,959
1,150,000 1.122%,  1/28/2027
c
1,015,420
Comerica, Inc.
585,000 5.625%,  7/1/2025
c,f
579,150
Commerzbank AG
2,300,000 8.125%,  9/19/2023
a
2,350,222
Cooperatieve Rabobank UA
1,625,000 1.339%,  6/24/2026
a,c
1,482,211
Corebridge Financial, Inc.
1,000,000 3.650%,  4/5/2027
a
940,030
Corporate Office Properties, LP
450,000 2.250%,  3/15/2026 407,844
Credit Agricole SA
1,000,000 6.875%,  9/23/2024
a,c,f
964,236
935,000 1.907%,  6/16/2026
a,c
859,863
750,000 1.247%,  1/26/2027
a,c
660,229
Credit Suisse Group AG
1,500,000 6.500%,  8/8/2023
a
1,500,000
990,000 7.500%,  12/11/2023
a,c,f
942,023
1,050,000 2.193%,  6/5/2026
a,c
951,663
1,600,000 1.305%,  2/2/2027
a,c
1,375,258
Danske Bank AS
915,000 1.171%,  12/8/2023
a,c
902,793
1,500,000 5.375%,  1/12/2024
a
1,513,278
1,000,000 0.976%,  9/10/2025
a,c
920,862
Deutsche Bank AG
1,200,000 3.700%,  5/30/2024 1,178,596
910,000 2.222%,  9/18/2024
c
877,336
2,700,000 4.500%,  4/1/2025 2,570,380
2,000,000 6.000%,  10/30/2025
c,f
1,725,000
1,100,000 2.129%,  11/24/2026
c
976,659
Discover Bank
1,250,000 2.450%,  9/12/2024 1,202,143
Equitable Financial Life Global
Funding
1,500,000 0.800%,  8/12/2024
a
1,399,833
Fifth Third Bancorp
1,900,000 2.375%,  1/28/2025 1,819,561
First Horizon National Corporation
1,325,000 3.550%,  5/26/2023 1,319,890
First Republic Bank
940,000 1.912%,  2/12/2024
c
929,053
FNB Corporation
1,315,000 2.200%,  2/24/2023 1,300,238
FS KKR Capital Corporation
1,100,000 4.250%,  2/14/2025
a
1,037,038
2,000,000 3.400%,  1/15/2026 1,775,103
GA Global Funding Trust
1,200,000 1.625%,  1/15/2026
a
1,087,023
Goldman Sachs Group, Inc.
1,700,000 0.627%,  11/17/2023
c
1,678,750
1,500,000 0.673%,  3/8/2024
c
1,465,448
940,000 3.500%,  4/1/2025 921,439
1,915,000 3.272%,  9/29/2025
c
1,860,555
272,000 4.250%,  10/21/2025 269,900
1,700,000 0.855%,  2/12/2026
c
1,546,585
1,250,000 3.615%,  3/15/2028
c
1,183,026
HSBC Holdings plc
1,500,000 6.250%,  3/23/2023
c,e,f
1,471,125
500,000 4.250%,  3/14/2024 497,621

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.5%) Value
Financials (25.4%) - continued
$ 500,000 2.999%,  3/10/2026
c
$ 475,920
1,325,000 1.645%,  4/18/2026
c
1,213,820
1,000,000 1.589%,  5/24/2027
c
878,186
ING Groep NV
500,000 4.625%,  1/6/2026
a
498,869
1,250,000 1.726%,  4/1/2027
c
1,116,041
1,000,000 4.017%,  3/28/2028
c
952,407
J.P. Morgan Chase & Company
925,000 1.514%,  6/1/2024
c
901,697
1,750,000 3.875%,  9/10/2024 1,746,563
1,500,000
1.839%,  (LIBOR 3M +
0.850%), 1/10/2025
c
1,485,183
700,000 0.563%,  2/16/2025
c
659,282
1,500,000 0.969%,  6/23/2025
c
1,402,198
750,000 1.561%,  12/10/2025
c
700,671
800,000 2.005%,  3/13/2026
c
749,154
900,000 2.083%,  4/22/2026
c
841,566
1,000,000 3.650%,  6/1/2026
c,f
819,000
2,500,000 1.045%,  11/19/2026
c
2,222,373
725,000 1.040%,  2/4/2027
c
641,207
KeyCorp
550,000 3.878%,  5/23/2025
c
545,928
Kilroy Realty, LP
1,800,000 4.375%,  10/1/2025 1,777,812
Lincoln National Corporation
1,000,000 4.000%,  9/1/2023 1,005,225
Lloyds Banking Group plc
2,000,000 2.907%,  11/7/2023
c
1,993,057
925,000 7.500%,  6/27/2024
c,f
897,250
350,000 4.582%,  12/10/2025 343,165
1,000,000 3.750%,  3/18/2028
c
951,677
M&T Bank Corporation
750,000 3.500%,  9/1/2026
c,f
571,875
Macquarie Group, Ltd.
1,500,000
2.618%,  (LIBOR 3M +
1.020%), 11/28/2023
a,c
1,498,294
1,250,000 1.201%,  10/14/2025
a,c
1,158,957
Mitsubishi UFJ Financial Group,
Inc.
875,000 2.193%,  2/25/2025 830,438
2,000,000 0.953%,  7/19/2025
c
1,866,256
Mizuho Financial Group Cayman
3, Ltd.
825,000 4.600%,  3/27/2024
a
827,094
Morgan Stanley
1,800,000 4.100%,  5/22/2023 1,807,020
600,000 0.560%,  11/10/2023
c
593,154
2,000,000 0.529%,  1/25/2024
c
1,960,515
500,000 0.731%,  4/5/2024
c
487,436
750,000 2.720%,  7/22/2025
c
722,530
1,300,000 0.864%,  10/21/2025
c
1,199,144
1,750,000 5.000%,  11/24/2025 1,778,072
1,000,000 0.985%,  12/10/2026
c
885,931
National Bank of Canada
1,500,000 0.750%,  8/6/2024 1,398,646
Nationwide Building Society
1,000,000 3.766%,  3/8/2024
a,c
997,386
NatWest Group plc
1,500,000 4.269%,  3/22/2025
c
1,484,577
New York Life Global Funding
450,000 2.000%,  1/22/2025
a
430,433
Principal
Amount Long-Term Fixed Income (97.5%) Value
Financials (25.4%) - continued
Nomura Holdings, Inc.
$ 1,890,000 2.648%,  1/16/2025 $ 1,802,960
Nordea Bank ABP
1,700,000 1.500%,  9/30/2026
a
1,510,248
Omega Healthcare Investors, Inc.
380,000 4.950%,  4/1/2024 381,299
800,000 4.500%,  1/15/2025 792,885
1,000,000 5.250%,  1/15/2026 990,173
Owl Rock Capital Corporation
750,000 4.250%,  1/15/2026 689,889
1,000,000 3.400%,  7/15/2026 878,302
Owl Rock Core Income
Corporation
650,000 4.700%,  2/8/2027
a
592,916
Owl Rock Technology Finance
Corporation
750,000 4.750%,  12/15/2025
a
704,991
750,000 3.750%,  6/17/2026
a
678,403
Peachtree Corners Funding Trust
1,375,000 3.976%,  2/15/2025
a
1,360,224
PNC Financial Services Group,
Inc.
1,500,000 3.400%,  9/15/2026
c,f
1,138,982
Principal Life Global Funding II
1,000,000 1.375%,  1/10/2025
a
932,938
900,000 0.875%,  1/12/2026
a
796,907
Realty Income Corporation
200,000 4.600%,  2/6/2024 201,693
2,950,000 4.625%,  11/1/2025 2,991,946
Regency Centers, LP
1,500,000 3.750%,  6/15/2024 1,490,504
Regions Financial Corporation
925,000 2.250%,  5/18/2025 882,462
Reinsurance Group of America,
Inc.
2,000,000 4.700%,  9/15/2023 2,017,252
Santander Holdings USA, Inc.
1,000,000 3.400%,  1/18/2023 998,523
350,000 3.450%,  6/2/2025 336,564
750,000 2.490%,  1/6/2028
c
661,943
Santander UK Group Holdings plc
925,000 1.532%,  8/21/2026
c
828,459
Simon Property Group, LP
1,250,000 3.300%,  1/15/2026 1,209,037
Societe Generale SA
1,800,000 2.625%,  10/16/2024
a
1,730,890
1,400,000 1.488%,  12/14/2026
a,c
1,234,839
Standard Chartered plc
1,175,000 3.950%,  1/11/2023
a
1,172,038
1,000,000 1.319%,  10/14/2023
a,c
992,773
900,000 0.991%,  1/12/2025
a,c
849,641
500,000 1.214%,  3/23/2025
a,c
471,138
1,000,000 2.608%,  1/12/2028
a,c
893,153
Sumitomo Mitsui Financial Group,
Inc.
1,200,000 2.448%,  9/27/2024 1,155,674
750,000 0.948%,  1/12/2026 667,239
1,200,000 2.174%,  1/14/2027 1,085,203
Sumitomo Mitsui Trust Bank, Ltd.
1,000,000 0.850%,  3/25/2024
a
948,166
Svenska Handelsbanken AB
1,500,000 0.550%,  6/11/2024
a
1,407,749

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.5%) Value
Financials (25.4%) - continued
Synchrony Financial
$ 1,485,000 4.250%,  8/15/2024 $ 1,475,779
1,920,000 4.500%,  7/23/2025 1,868,005
Toronto-Dominion Bank
1,000,000 2.350%,  3/8/2024 979,285
875,000 0.750%,  9/11/2025 789,947
Truist Financial Corporation
675,000 4.950%,  9/1/2025
c,f
657,070
UBS AG
2,756,000 5.125%,  5/15/2024 2,749,110
UBS Group AG
1,375,000 1.008%,  7/30/2024
a,c
1,331,406
USB Realty Corporation
95,000
2.191%,  (LIBOR 3M +
1.147%), 1/15/2027
a,c,f
76,131
VICI Properties, LP/VICI Note
Company, Inc.
2,750,000 4.625%,  6/15/2025
a
2,615,938
Wells Fargo & Company
3,200,000 2.406%,  10/30/2025
c
3,046,411
1,000,000 3.908%,  4/25/2026
c
983,485
850,000 3.526%,  3/24/2028
c
805,075
Welltower, Inc.
2,000,000 3.625%,  3/15/2024 1,984,131
Westpac Banking Corporation
940,000 2.894%,  2/4/2030
c
890,610
Total 220,550,062
Foreign Government (0.2%)
Sinopec Group Overseas
Development 2018, Ltd.
2,050,000 2.150%,  5/13/2025
a
1,964,679
Total 1,964,679
Mortgage-Backed Securities (0.9%)
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
7,500,000 4.000%,  7/1/2037
g
7,565,146
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
199,676
1.783%,  (LIBOR 12M +
1.481%), 1/1/2043
c
200,687
Total 7,765,833
Technology (3.2%)
Baidu, Inc.
880,000 3.075%,  4/7/2025 855,668
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
2,000,000 3.125%,  1/15/2025 1,968,401
Dell International, LLC
1,500,000 4.000%,  7/15/2024 1,494,745
1,750,000 5.850%,  7/15/2025 1,804,786
Fidelity National Information
Services, Inc.
1,200,000 0.600%,  3/1/2024 1,135,787
Fiserv, Inc.
2,000,000 2.750%,  7/1/2024 1,950,865
Principal
Amount Long-Term Fixed Income (97.5%) Value
Technology (3.2%) - continued
Global Payments, Inc.
$ 925,000 3.750%,  6/1/2023 $ 918,334
875,000 2.650%,  2/15/2025 835,037
Jabil, Inc.
1,000,000 4.250%,  5/15/2027 970,324
Marvell Technology, Inc.
1,000,000 4.200%,  6/22/2023 998,485
Microchip Technology, Inc.
1,000,000 0.983%,  9/1/2024 932,543
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
1,342,000 2.700%,  5/1/2025 1,275,682
Oracle Corporation
1,055,000 2.500%,  4/1/2025 1,002,373
1,750,000 2.950%,  5/15/2025 1,675,098
Panasonic Corporation
1,000,000 2.679%,  7/19/2024
a
972,539
Qorvo, Inc.
2,300,000 4.375%,  10/15/2029 2,022,666
Seagate HDD Cayman
1,232,000 4.750%,  1/1/2025 1,205,466
SK Hynix, Inc.
500,000 1.000%,  1/19/2024
a
477,340
Tencent Holdings, Ltd.
1,150,000 3.800%,  2/11/2025
a
1,139,766
875,000 1.810%,  1/26/2026
a
808,833
VMware, Inc.
1,000,000 0.600%,  8/15/2023 966,468
350,000 1.400%,  8/15/2026 309,649
Western Digital Corporation
2,000,000 4.750%,  2/15/2026 1,908,220
Total 27,629,075
Transportation (2.0%)
Air Canada Pass Through Trust
758,189 3.875%,  3/15/2023
a
744,259
Air Lease Corporation
1,500,000 4.250%,  2/1/2024 1,481,853
1,500,000 0.800%,  8/18/2024 1,373,535
British Airways plc
655,481 4.625%,  6/20/2024
a
646,000
Canadian Pacific Railway
Company
1,000,000 1.350%,  12/2/2024 940,703
Continental Airlines, Inc.
1,810,352 4.150%,  4/11/2024 1,776,650
Delta Air Lines, Inc.
1,000,000 7.000%,  5/1/2025
a
1,012,189
2,150,000 4.500%,  10/20/2025
a
2,089,075
Mileage Plus Holdings, LLC
1,000,000 6.500%,  6/20/2027
a
982,800
Penske Truck Leasing Company,
LP
1,000,000 2.700%,  11/1/2024
a
959,933
1,000,000 3.950%,  3/10/2025
a
984,625
800,000 1.200%,  11/15/2025
a
714,240
Ryder System, Inc.
1,000,000 3.400%,  3/1/2023 997,529
Southwest Airlines Company
1,975,000 4.750%,  5/4/2023 1,990,613

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.5%) Value
Transportation (2.0%) - continued
$ 350,000 5.250%,  5/4/2025 $ 356,593
TTX Company
800,000 4.125%,  10/1/2023
a
806,366
Total 17,856,963
U.S. Government & Agencies (8.8%)
U.S. Treasury Notes
7,350,000 2.750%,  7/31/2023 7,332,487
6,950,000 0.125%,  1/15/2024 6,652,725
13,000,000 0.875%,  1/31/2024 12,579,531
9,970,000 2.500%,  1/31/2024 9,895,225
13,000,000 2.500%,  5/31/2024 12,882,695
29,000,000 0.250%,  6/15/2024 27,500,156
Total 76,842,819
Utilities (3.2%)
AES Corporation
1,700,000 3.300%,  7/15/2025
a
1,594,566
Alexander Funding Trust
2,500,000 1.841%,  11/15/2023
a
2,393,508
Ameren Corporation
250,000 2.500%,  9/15/2024 242,299
American Electric Power
Company, Inc.
1,075,000 1.000%,  11/1/2025 966,578
Berkshire Hathaway Energy
Company
1,575,000 4.050%,  4/15/2025 1,584,623
CenterPoint Energy Resources
Corporation
1,000,000 0.700%,  3/2/2023 979,297
Dominion Energy, Inc.
1,650,000 1.450%,  4/15/2026 1,492,062
DTE Energy Company
750,000 2.529%,  10/1/2024 722,264
Duke Energy Corporation
500,000 3.250%,  1/15/2082
c
390,812
915,000 0.900%,  9/15/2025 828,025
Edison International
1,420,000 2.950%,  3/15/2023 1,407,962
Entergy Corporation
870,000 0.900%,  9/15/2025 783,136
Jersey Central Power & Light
Company
1,500,000 4.300%,  1/15/2026
a
1,481,523
National Rural Utilities Cooperative
Finance Corporation
1,150,000 4.750%,  4/30/2043
c
1,068,389
NiSource, Inc.
1,250,000 5.650%,  6/15/2023
c,f
1,124,962
920,000 0.950%,  8/15/2025 826,360
OGE Energy Corporation
1,000,000 0.703%,  5/26/2023 974,456
Public Service Enterprise Group,
Inc.
1,000,000 2.875%,  6/15/2024 978,552
Sempra Energy
1,750,000 3.300%,  4/1/2025 1,709,695
Southern California Edison
Company
1,000,000 1.100%,  4/1/2024 951,296
Principal
Amount Long-Term Fixed Income (97.5%) Value
Utilities (3.2%) - continued
Southern Company
$ 1,500,000 2.950%,  7/1/2023 $ 1,485,721
900,000 4.000%,  1/15/2051
c
806,832
750,000 3.750%,  9/15/2051
c
637,252
Vistra Operations Company, LLC
2,000,000 5.125%,  5/13/2025
a
1,980,310
WEC Energy Group, Inc.
640,000 0.550%,  9/15/2023 618,261
Total 28,028,741
Total Long-Term Fixed Income
(cost $892,719,454) 847,625,681
Shares
Collateral Held for Securities
Loaned ( 0.3% ) Value
2,483,688 Thrivent Cash Management Trust 2,483,688
Total Collateral Held for
Securities Loaned
(cost $2,483,688) 2,483,688
Shares Preferred Stock ( 0.2% ) Value
Financials (0.2%)
66,000 Citigroup Capital XIII, 7.609%
c
1,768,800
Total 1,768,800
Total Preferred Stock
(cost $1,821,600) 1,768,800
Shares or
Principal
Amount Short-Term Investments ( 1.2% ) Value
Federal Home Loan Bank Discount
Notes
10,000,000 0.810%, 7/6/2022
h
9,998,069
100,000 0.730%, 7/8/2022
h,i
99,973
100,000 1.000%, 8/10/2022
h,i
99,811
300,000 1.085%, 8/17/2022
h,i
299,333
100,000 1.140%, 8/18/2022
h,i
99,773
100,000 1.750%, 8/29/2022
h,i
99,719
100,000 1.700%, 9/1/2022
h,i
99,673
Total Short-Term Investments
(cost $10,797,593) 10,796,351
Total Investments (cost
$907,822,335) 99.2% $862,674,520
Other Assets and Liabilities, Net
0.8% 6,793,858
Total Net Assets 100.0% $869,468,378
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2022, the value of these investments was $397,800,387 or 45.8%
of total net assets.
b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 30, 2022.

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

c Denotes variable rate securities. The rate shown is as of
June 30, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d All or a portion of the security is insured or guaranteed.
e All or a portion of the security is on loan.
f Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
g Denotes investments purchased on a when-issued or
delayed-delivery basis.
h The interest rate shown reflects the yield.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond
Portfolio as of June 30, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 2,402,610
Total lending $2,402,610
Gross amount payable upon return of
collateral for securities loaned $2,483,688
Net amounts due to counterparty $81,078
Definitions:
CLO - Collateralized Loan Obligation
Ser. - Series
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 12M - ICE Libor USD Rate 12 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1,055,860
Gross unrealized depreciation (48,025,354)
Net unrealized appreciation (depreciation) $ (46,969,494)
Cost for federal income tax purposes $ 909,850,013

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2022, in valuing Limited Maturity Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 120,572,658 – 120,572,658 –
Basic Materials 15,421,508 – 15,421,508 –
Capital Goods 17,866,885 – 17,866,885 –
Collateralized Mortgage Obligations 151,975,363 – 151,975,363 –
Commercial Mortgage-Backed Securities 4,664,261 – 4,664,261 –
Communications Services 24,189,030 – 24,189,030 –
Consumer Cyclical 43,445,636 – 43,445,636 –
Consumer Non-Cyclical 44,145,801 – 44,145,801 –
Energy 44,706,367 – 44,706,367 –
Financials 220,550,062 – 220,550,062 –
Foreign Government 1,964,679 – 1,964,679 –
Mortgage-Backed Securities 7,765,833 – 7,765,833 –
Technology 27,629,075 – 27,629,075 –
Transportation 17,856,963 – 17,856,963 –
U.S. Government & Agencies 76,842,819 – 76,842,819 –
Utilities 28,028,741 – 28,028,741 –
Preferred Stock
Financials 1,768,800 1,768,800 – –
Short-Term Investments 10,796,351 – 10,796,351 –
Subtotal Investments in Securities $860,190,832 $1,768,800 $858,422,032 $–
Other Investments  * Total
Collateral Held for Securities Loaned 2,483,688
Subtotal Other Investments $2,483,688
Total Investments at Value $862,674,520
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 425,843 425,843 – –
Total Asset Derivatives $425,843 $425,843 $– $–
Liability Derivatives
Futures Contracts 219,844 219,844 – –
Total Liability Derivatives $219,844 $219,844 $– $–

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Limited Maturity Bond Portfolio's futures contracts held as of June 30, 2022. Investments and/or cash totaling
$798,282 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 101 September 2022 $ 11,965,862 $ 5,794
CBOT 5-Yr. U.S. Treasury Note 102 September 2022 11,323,309 126,191
CBOT U.S. Long Bond 46 September 2022 6,478,245 (101,494)
Ultra 10-Yr. U.S. Treasury Note 70 September 2022 9,034,600 (118,350)
Total Futures Long Contracts $ 38,802,016 ( $ 87,859)
CBOT 2-Yr. U.S. Treasury Note (491) September 2022 ( $ 103,411,533) $ 293,858
Total Futures Short Contracts ( $ 103,411,533) $293,858
Total Futures Contracts ( $ 64,609,517) $205,999
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2022, for Limited Maturity Bond
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 425,843
Total Interest Rate Contracts 425,843
Total Asset Derivatives $425,843
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 219,844
Total Interest Rate Contracts 219,844
Total Liability Derivatives $219,844
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2022, for
Limited Maturity Bond Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 2,814,279
Total Interest Rate Contracts
2,814,279
Total $2,814,279
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2022, for Limited Maturity Bond Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 188,142
Total Interest Rate Contracts 188,142
Total $188,142

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Limited Maturity Bond Portfolio's average volume of derivative activity during the period ended June 30, 2022.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $35,432,102
Futures - Short (182,696,484)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Portfolio.
Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Limited Maturity Bond
Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
6/30/2022
Shares Held at
6/30/2022
% of Net
Assets
6/30/2022
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment $1,520 $10,244 $9,280 $2,484 2,484 0.3%
Total Collateral Held for Securities Loaned 1,520 2,484 0.3
Total Value $1,520 $2,484
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 6/30/2022
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – $– $ – $4
Total Affiliated Income from Securities Loaned, Net $4
Total Value $– $– $ –

Low Volatility Equity Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.6% ) Value
Communications Services (13.4%)
2,262 Activision Blizzard, Inc. $ 176,119
90 Alphabet, Inc., Class C
a
196,870
27,681 Auto Trader Group plc
b
187,471
8,824 BCE, Inc. 433,728
370 Charter Communications, Inc.
a
173,356
44,000 CITIC Telecom International
Holdings, Ltd. 14,571
2,728 Comcast Corporation 107,047
3,177 Electronic Arts, Inc. 386,482
1,390 Elisa Oyj 78,254
23,000 HKT Trust and HKT, Ltd. 30,890
2,300 Nintendo Company, Ltd. 989,130
6,401 Rogers Communications, Inc. 306,723
19,500 SKY Perfect JSAT Holdings, Inc. 77,553
73,800 SoftBank Corporation 819,367
811 Swisscom AG 448,581
26,256 TELUS Corporation 584,804
849 T-Mobile US, Inc.
a
114,224
22,505 Verizon Communications, Inc. 1,142,129
5,350 Walt Disney Company
a
505,040
Total 6,772,339
Consumer Discretionary (5.9%)
32,383 B&M European Value Retail SA 144,923
1,674 Dollarama, Inc. 96,393
28,714 Europris ASA
b
134,786
557 Ferrari NV 102,509
6,400 Heiwa Corporation 95,023
92 Hermes International 103,540
696 Home Depot, Inc. 190,892
8,177 JB Hi-Fi, Ltd. 217,478
2,800 KOMEDA Holdings Company, Ltd. 47,510
3,497 McDonald's Corporation 863,339
4,700 McDonald's Holdings Company
(Japan), Ltd. 171,201
4,810 Mobilezone Holding AG 84,081
2,228 Target Corporation 314,661
2,700 T-Gaia Corporation 32,210
113,400 Yamada Holdings Company, Ltd. 407,803
Total 3,006,349
Consumer Staples (14.7%)
8,326 Axfood AB 239,727
1,160 Church & Dwight Company, Inc. 107,486
9,871 Coca-Cola Company 620,985
13,062 Colgate-Palmolive Company 1,046,789
959 Costco Wholesale Corporation 459,630
6,921 General Mills, Inc. 522,189
687 Hershey Company 147,815
17,500 Japan Tobacco, Inc. 303,254
2,816 Kellogg Company 200,893
6,548 Koninklijke Ahold Delhaize NV 170,439
7,051 Kraft Heinz Company 268,925
13,501 Kroger Company 639,002
4 Lindt & Spruengli AG 40,728
854 Monster Beverage Corporation
a
79,166
2,245 Nestle SA 262,379
3,711 PepsiCo, Inc. 618,475
6,096 Procter & Gamble Company 876,544
6,816 Walmart, Inc. 828,689
Total 7,433,115
Energy (2.7%)
5,394 Chevron Corporation 780,943
Shares Common Stock (98.6%) Value
Energy (2.7%) - continued
13,400 Nippon Gas Company, Ltd. $ 190,794
1,655 Suncor Energy, Inc. 58,064
10,383 Williams Companies, Inc. 324,054
Total 1,353,855
Financials (6.8%)
587 Aon plc 158,302
566 Arthur J. Gallagher & Company 92,281
1,634 ASX, Ltd. 92,361
16,841 Bank Leumi Le-Israel BM 150,660
1,291 Berkshire Hathaway, Inc.
a
352,469
271 EQB, Inc. 11,190
540 FactSet Research Systems, Inc. 207,668
2,357 Intercontinental Exchange, Inc. 221,652
3,465 Laurentian Bank of Canada 104,122
59 MarketAxess Holdings, Inc. 15,105
1,746 Marsh & McLennan Companies,
Inc. 271,066
19,700 Matsui Securities Company, Ltd. 117,037
143,400 Mitsubishi HC Capital, Inc. 661,845
10,336 Mizrahi Tefahot Bank, Ltd. 344,091
810 Moody's Corporation 220,296
4,473 New York Community Bancorp,
Inc. 40,838
781 Progressive Corporation 90,807
684 S&P Global, Inc. 230,549
1,208 Topdanmark AS 62,872
Total 3,445,211
Health Care (20.4%)
5,666 Abbott Laboratories 615,611
41,982 Alliance Pharma plc 58,362
435 Amgen, Inc. 105,835
4,600 Astellas Pharma, Inc. 71,768
4,976 Baxter International, Inc. 319,608
389 Bayer AG 23,230
1,809 Becton, Dickinson and Company 445,973
5,100 Chugai Pharmaceutical Company,
Ltd. 130,461
1,092 Danaher Corporation 276,844
2,333 Dechra Pharmaceuticals plc 98,372
572 Eli Lilly and Company 185,460
666 Embecta Corporation
a
16,863
307 Euroapi SASU
a
4,843
1,164 Eurofins Scientific SE 91,931
11,079 Galenica AG
b
852,269
7,333 Gilead Sciences, Inc. 453,253
12,252 GlaxoSmithKline plc 264,050
667 Incyte Corporation
a
50,672
6,953 Johnson & Johnson 1,234,227
2,317 Laboratorios Farmaceuticos ROVI,
SA 141,905
1,919 Merck & Company, Inc. 174,955
510 Merck KGaA 86,507
1,589 Novartis AG 134,716
6,681 Novo Nordisk AS 740,939
8,862 QIAGEN NV
a
416,677
4,110 Recordati SPA 179,235
99 Regeneron Pharmaceuticals, Inc.
a
58,522
2,232 Roche Holding AG, Participation
Certificates 746,157
7,222 Sanofi 728,313
185 Siegfried Holding AG 118,478
98 Sonova Holding AG 31,319

Low Volatility Equity Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.6%) Value
Health Care (20.4%) - continued
879 Tecan Group AG $ 255,954
498 UnitedHealth Group, Inc. 255,788
3,023 Vertex Pharmaceuticals, Inc.
a
851,851
604 Zoetis, Inc. 103,822
Total 10,324,770
Industrials (7.3%)
757 3M Company 97,963
42 A.P. Moller - Maersk AS, Class B 98,599
84,910 Aurizon Holdings, Ltd. 223,316
654 Canadian National Railway
Company 73,565
259 Cintas Corporation 96,744
5,400 COMSYS Holdings Corporation 102,802
5,174 CSX Corporation 150,356
15,100 EXEO Group, Inc. 236,418
365 IDEX Corporation 66,295
13,600 Kamigumi Company, Ltd. 262,908
42,000 Kandenko Company, Ltd. 261,612
407 Kuehne & Nagel International AG 96,704
624 Linde plc 179,419
858 Lockheed Martin Corporation 368,906
15,400 Nikkon Holdings Company, Ltd. 244,255
558 Norfolk Southern Corporation 126,828
595 Republic Services, Inc. 77,867
993 Union Pacific Corporation 211,787
4,652 Waste Management, Inc. 711,663
Total 3,688,007
Information Technology (14.3%)
3,104 Accenture plc 861,826
1,219 Apple, Inc. 166,662
1,035 Automatic Data Processing, Inc. 217,391
1,208 Booz Allen Hamilton Holding
Corporation 109,155
437 Broadcom, Inc. 212,299
1,076 CGI, Inc.
a
85,716
1,339 Check Point Software
Technologies, Ltd.
a
163,063
11,077 Cisco Systems, Inc. 472,323
19,900 Elecom Company, Ltd. 224,082
564 Fidelity National Information
Services, Inc. 51,702
701 Genpact, Ltd. 29,694
1,886 Global Payments, Inc. 208,667
300 ITOCHU Techno-Solutions
Corporation 7,376
4,371 Jack Henry & Associates, Inc. 786,867
4,329 Keysight Technologies, Inc.
a
596,753
933 Mastercard, Inc. 294,343
1,852 Microsoft Corporation 475,649
321 Motorola Solutions, Inc. 67,282
6,800 Oracle Corporation Japan 395,999
671 Skyworks Solutions, Inc. 62,161
4,766 Texas Instruments, Inc. 732,296
1,518 Thomson Reuters Corporation 158,251
369 VeriSign, Inc.
a
61,745
3,958 Visa, Inc. 779,291
Total 7,220,593
Materials (3.3%)
3,298 Franco-Nevada Corporation
c
433,951
3,866 Holmen AB 157,476
442 IMCD NV 60,437
Shares Common Stock (98.6%) Value
Materials (3.3%) - continued
12,089 Newmont Corporation $ 721,351
7,595 WestRock Company 302,585
Total 1,675,800
Real Estate (2.0%)
11,452 Custodian REIT plc 13,899
28,200 Link REIT 230,433
800 National Storage Affiliates Trust 40,056
2,359 Public Storage, Inc. 737,588
Total 1,021,976
Utilities (7.8%)
3,641 ATCO, Ltd. 124,742
16,964 Consolidated Edison, Inc. 1,613,276
61 Dominion Energy, Inc. 4,868
2,686 Entergy Corporation 302,551
33,500 HK Electric Investments, Ltd. 30,739
6,300 Kyushu Electric Power Company,
Inc. 40,506
28,501 NiSource, Inc. 840,495
54,000 Power Assets Holdings, Ltd. 340,195
4,230 Sempra Energy 635,642
Total 3,933,014
Total Common Stock
(cost $48,642,180) 49,875,029
Shares
Collateral Held for Securities
Loaned ( 0.8% ) Value
420,000 Thrivent Cash Management Trust 420,000
Total Collateral Held for
Securities Loaned
(cost $420,000) 420,000
Shares Short-Term Investments ( 1.0% ) Value
Thrivent Core Short-Term Reserve
Fund
50,772 1.630% 507,723
Total Short-Term Investments
(cost $507,723) 507,723
Total Investments (cost
$49,569,903) 100.4% $50,802,752
Other Assets and Liabilities, Net
(0.4%) (184,781)
Total Net Assets 100.0% $50,617,971
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2022, the value of these investments was $1,174,526 or 2.3% of
total net assets.
c All or a portion of the security is on loan.

Low Volatility Equity Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
MSCI
-
Morgan Stanley Capital International
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Low Volatility Equity
Portfolio as of June 30, 2022:
Securities Lending Transactions
Common Stock $ 394,740
Total lending $394,740
Gross amount payable upon return of
collateral for securities loaned $420,000
Net amounts due to counterparty $25,260
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 4,806,390
Gross unrealized depreciation (3,665,449)
Net unrealized appreciation (depreciation) $ 1,140,941
Cost for federal income tax purposes $ 49,662,003
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2022, in valuing Low Volatility Equity Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 6,772,339 2,801,267 3,971,072 –
Consumer Discretionary 3,006,349 1,368,892 1,637,457 –
Consumer Staples 7,433,115 6,416,588 1,016,527 –
Energy 1,353,855 1,104,997 248,858 –
Financials 3,445,211 1,901,033 1,544,178 –
Health Care 10,324,770 5,149,284 5,175,486 –
Industrials 3,688,007 2,087,828 1,600,179 –
Information Technology 7,220,593 6,349,169 871,424 –
Materials 1,675,800 1,457,887 217,913 –
Real Estate 1,021,976 777,644 244,332 –
Utilities 3,933,014 3,396,832 536,182 –
Subtotal Investments in Securities $49,875,029 $32,811,421 $17,063,608 $–
Other Investments  * Total
Affiliated Short-Term Investments 507,723
Collateral Held for Securities Loaned 420,000
Subtotal Other Investments $927,723
Total Investments at Value $50,802,752
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 192 192 – –
Total Asset Derivatives $192 $192 $– $–
The following table presents Low Volatility Equity Portfolio's futures contracts held as of June 30, 2022. Investments and/or cash totaling $94,767 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
Eurex MSCI World Index 5 September 2022 $ 389,209 $ 192
Total Futures Long Contracts $ 389,209 $ 192
Total Futures Contracts $ 389,209 $192

Low Volatility Equity Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2022, for Low Volatility Equity
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 192
Total Equity Contracts 192
Total Asset Derivatives $192
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2022, for Low
Volatility Equity Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (156,590)
Total Equity Contracts
(156,590)
Total ($156,590)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2022, for Low Volatility Equity Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (6,300)
Total Equity Contracts (6,300)
Total ($6,300)
The following table presents Low Volatility Equity Portfolio's average volume of derivative activity during the period ended June 30, 2022.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $440,630

Low Volatility Equity Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
6/30/2022
Shares Held at
6/30/2022
% of Net
Assets
6/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% $413 $6,426 $6,331 $508 51 1.0%
Total Affiliated Short-Term Investments 413 508 1.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 779 359 420 420 0.8
Total Collateral Held for Securities Loaned – 420 0.8
Total Value $413 $928
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 6/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% $– $– $ – $2
Total Income/Non Income Cash from Affiliated
Investments $2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total Value $– $– $ –

Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 94.5% ) Value
Communications Services (3.0%)
7,823 Match Group, Inc.
a
$ 545,185
5,785 Zillow Group, Inc.
a
184,021
18,700 ZoomInfo Technologies, Inc.
a
621,588
Total 1,350,794
Consumer Discretionary (11.1%)
6,051 Aptiv plc
a
538,963
3,257 Burlington Stores, Inc.
a
443,701
7,201 Caesars Entertainment, Inc.
a
275,798
540 Chipotle Mexican Grill, Inc.
a
705,920
4,650 Five Below, Inc.
a
527,450
5,655 Freshpet, Inc.
a
293,438
1,709 Lithia Motors, Inc. 469,650
127 NVR, Inc.
a
508,526
4,235 Planet Fitness, Inc.
a
288,022
1,464 Ulta Beauty, Inc.
a
564,343
6,101 Wyndham Hotels & Resorts, Inc. 400,958
Total 5,016,769
Consumer Staples (2.9%)
2,176 Casey's General Stores, Inc. 402,517
12,922 Lamb Weston Holdings, Inc. 923,406
Total 1,325,923
Energy (0.5%)
5,180 Matador Resources Company 241,336
Total 241,336
Financials (8.4%)
4,116 Arthur J. Gallagher & Company 671,072
3,350 Kinsale Capital Group, Inc. 769,294
1,819 MSCI, Inc. 749,701
3,347 Signature Bank 599,816
6,916 Tradeweb Markets, Inc. 472,017
7,923 Western Alliance Bancorp 559,364
Total 3,821,264
Health Care (19.0%)
13,023 Agilon Health, Inc.
a
284,292
1,836 Argenx SE ADR
a
695,624
2,874 Ascendis Pharma AS ADR
a,b
267,167
23,891 Avantor, Inc.
a
743,010
1,999 Bio-Techne Corporation 692,933
7,109 Centene Corporation
a
601,493
1,807 Charles River Laboratories
International, Inc.
a
386,644
1,787 Cooper Companies, Inc. 559,546
8,308 DexCom, Inc.
a
619,195
5,569 Edwards Lifesciences Corporation
a
529,556
4,269 Immunocore Holdings plc ADR
a
159,276
3,696 Insulet Corporation
a
805,506
4,151 Omnicell, Inc.
a
472,176
13,085 Progyny, Inc.
a
380,119
12,014 R1 RCM, Inc.
a
251,814
2,440 Repligen Corporation
a
396,256
2,379 Sarepta Therapeutics, Inc.
a
178,330
3,331 Zoetis, Inc. 572,566
Total 8,595,503
Industrials (19.6%)
4,491 ASGN, Inc.
a
405,313
2,893 Carlisle Companies, Inc. 690,299
Shares Common Stock (94.5%) Value
Industrials (19.6%) - continued
6,058 Chart Industries, Inc.
a
$ 1,013,988
25,072 Driven Brands Holdings, Inc.
a
690,483
1,583 Generac Holdings, Inc.
a
333,348
29,691 Howmet Aerospace, Inc. 933,782
2,249 IDEX Corporation 408,486
4,074 Middleby Corporation
a
510,717
1,558 Old Dominion Freight Line, Inc. 399,284
6,592 Regal Rexnord Corporation 748,324
8,345 TransUnion 667,516
3,674 Trex Company, Inc.
a
199,939
2,465 United Rentals, Inc.
a
598,773
8,796 Vicor Corporation
a
481,405
25,444 WillScot Mobile Mini Holdings
Corporation
a
824,894
Total 8,906,551
Information Technology (22.9%)
10,838 Amphenol Corporation 697,751
5,118 Arista Networks, Inc.
a
479,761
5,394 Bill.com Holdings, Inc.
a
593,016
12,949 Cognex Corporation 550,592
1,597 EPAM Systems, Inc.
a
470,764
7,691 Five9, Inc.
a
700,958
1,056 HubSpot, Inc.
a
317,486
773 Lam Research Corporation 329,414
10,682 Lattice Semiconductor
Corporation
a
518,077
1,450 Monolithic Power Systems, Inc. 556,858
3,661 Okta, Inc.
a
330,954
2,043 Palo Alto Networks, Inc.
a
1,009,120
2,702 Paycom Software, Inc.
a
756,884
6,345 PTC, Inc.
a
674,727
12,970 Sprout Social, Inc.
a
753,168
2,373 Synopsys, Inc.
a
720,680
2,156 Tyler Technologies, Inc.
a
716,827
1,866 Universal Display Corporation 188,727
Total 10,365,764
Materials (4.5%)
5,580 AptarGroup, Inc. 575,912
1,620 Martin Marietta Materials, Inc. 484,769
2,076 Quaker Chemical Corporation 310,403
8,585 RPM International, Inc. 675,811
Total 2,046,895
Real Estate (2.6%)
2,592 CBRE Group, Inc.
a
190,797
5,687 Regency Centers Corporation 337,296
1,983 SBA Communications Corporation 634,659
Total 1,162,752
Total Common Stock
(cost $48,600,443) 42,833,551
Shares
Registered Investment
Companies ( 1.6% ) Value
Unaffiliated  (1.6%)
2,901 SPDR S&P Biotech ETF
a
215,457

Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (1.6%) Value
Unaffiliated  (1.6%)- continued
4,112 SPDR S&P Oil & Gas Exploration
ETF $ 491,302
Total 706,759
Total Registered Investment
Companies (cost $694,674) 706,759
Shares
Collateral Held for Securities
Loaned ( 0.6% ) Value
259,875 Thrivent Cash Management Trust 259,875
Total Collateral Held for
Securities Loaned
(cost $259,875) 259,875
Shares Short-Term Investments ( 3.3% ) Value
Thrivent Core Short-Term Reserve
Fund
151,899 1.630% 1,518,992
Total Short-Term Investments
(cost $1,518,992) 1,518,992
Total Investments (cost
$51,073,984) 100.0% $45,319,177
Other Assets and Liabilities, Net
(<0.1%) (17,260)
Total Net Assets 100.0% $45,301,917
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Growth Portfolio as of June 30, 2022:
Securities Lending Transactions
Common Stock $ 250,992
Total lending $250,992
Gross amount payable upon return of
collateral for securities loaned $259,875
Net amounts due to counterparty $8,883
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 2,824,414
Gross unrealized depreciation (8,831,305)
Net unrealized appreciation (depreciation) $ (6,006,891)
Cost for federal income tax purposes $ 51,326,068

Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2022, in valuing Mid Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,350,794 1,350,794 – –
Consumer Discretionary 5,016,769 5,016,769 – –
Consumer Staples 1,325,923 1,325,923 – –
Energy 241,336 241,336 – –
Financials 3,821,264 3,821,264 – –
Health Care 8,595,503 8,595,503 – –
Industrials 8,906,551 8,906,551 – –
Information Technology 10,365,764 10,365,764 – –
Materials 2,046,895 2,046,895 – –
Real Estate 1,162,752 1,162,752 – –
Registered Investment Companies
Unaffiliated 706,759 706,759 – –
Subtotal Investments in Securities $43,540,310 $43,540,310 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 1,518,992
Collateral Held for Securities Loaned 259,875
Subtotal Other Investments $1,778,867
Total Investments at Value $45,319,177
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
6/30/2022
Shares Held at
6/30/2022
% of Net
Assets
6/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% $459 $9,726 $8,666 $1,519 152 3.3%
Total Affiliated Short-Term Investments 459 1,519 3.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 629 10,017 10,386 260 260 0.6
Total Collateral Held for Securities Loaned 629 260 0.6
Total Value $1,088 $1,779
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 6/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% $– $– $ – $3
Total Income/Non Income Cash from Affiliated
Investments $3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total Value $– $– $ –

Mid Cap Index Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.5% ) Value
Communications Services (1.3%)
1,289 Cable One, Inc. $ 1,661,933
33,579 Iridium Communications, Inc.
a
1,261,227
11,387 John Wiley and Sons, Inc. 543,843
43,734 New York Times Company 1,220,179
58,054 Tegna, Inc. 1,217,392
11,346 World Wrestling Entertainment,
Inc. 709,012
Total 6,613,586
Consumer Discretionary (13.7%)
24,874 Adient plc
a
737,017
40,411 American Eagle Outfitters, Inc. 451,795
9,334 AutoNation, Inc.
a
1,043,168
20,987 Boyd Gaming Corporation 1,044,103
19,868 Brunswick Corporation 1,298,970
30,527 Callaway Golf Company
a
622,751
38,727 Capri Holdings, Ltd.
a
1,588,194
10,571 Carter's, Inc. 745,044
8,633 Choice Hotels International, Inc. 963,702
8,978 Churchill Downs, Inc. 1,719,556
8,742 Columbia Sportswear Company 625,752
6,093 Cracker Barrel Old Country Store,
Inc. 508,705
16,154 Crocs, Inc.
a
786,215
37,604 Dana, Inc. 529,088
7,147 Deckers Outdoor Corporation
a
1,824,986
15,230 Dick's Sporting Goods, Inc.
b
1,147,885
14,564 Five Below, Inc.
a
1,651,995
21,932 Foot Locker, Inc. 553,783
11,058 Fox Factory Holding Corporation
a
890,611
16,222 GameStop Corporation
a,b
1,983,951
55,298 Gap, Inc.
b
455,656
61,511 Gentex Corporation 1,720,463
74,105 Goodyear Tire & Rubber
Company
a
793,665
1,028 Graham Holdings Company 582,712
8,479 Grand Canyon Education, Inc.
a
798,637
41,870 H&R Block, Inc. 1,478,848
91,502 Hanesbrands, Inc. 941,556
38,665 Harley-Davidson, Inc. 1,224,134
6,255 Helen of Troy, Ltd.
a
1,015,875
35,157 IAA, Inc.
a
1,152,095
22,758 KB Home 647,693
33,736 Kohl's Corporation 1,204,038
15,683 Lear Corporation 1,974,333
35,040 Leggett & Platt, Inc. 1,211,683
25,098 Light and Wonder, Inc.
a
1,179,355
7,591 Lithia Motors, Inc. 2,086,083
74,734 Macy's, Inc. 1,369,127
10,870 Marriott Vacations Worldwide
Corporation 1,263,094
92,478 Mattel, Inc.
a
2,065,034
5,841 Murphy USA, Inc. 1,360,194
29,273 Nordstrom, Inc.
b
618,538
15,306 Ollie's Bargain Outlet Holdings,
Inc.
a
899,227
8,358 Papa John's International, Inc. 698,060
61,225 Park Hotels & Resorts, Inc. 830,823
14,673 Polaris, Inc. 1,456,735
4,613 RH
a
979,155
41,645 Service Corporation International 2,878,502
20,411 Six Flags Entertainment
Corporation
a
442,919
35,387 Skechers USA, Inc.
a
1,259,069
31,388 Taylor Morrison Home Corporation
a
733,224
Shares Common Stock (97.5%) Value
Consumer Discretionary (13.7%) - continued
46,054 Tempur Sealy International, Inc. $ 984,174
17,884 Texas Roadhouse, Inc. 1,309,109
14,437 Thor Industries, Inc. 1,078,877
28,927 Toll Brothers, Inc. 1,290,144
8,599 TopBuild Corporation
a
1,437,409
22,409 Travel + Leisure Company 869,917
26,284 TripAdvisor, Inc.
a
467,855
49,498 Under Armour, Inc., Class A
a
412,318
53,184 Under Armour, Inc., Class C
a
403,135
17,818 Victoria's Secret & Company
a
498,369
7,375 Visteon Corporation
a
763,903
44,967 Wendy's Company 848,977
18,373 Williams-Sonoma, Inc. 2,038,484
7,838 Wingstop, Inc. 586,047
24,163 Wyndham Hotels & Resorts, Inc. 1,587,992
22,604 YETI Holdings, Inc.
a
978,075
Total 71,592,583
Consumer Staples (3.9%)
28,620 BellRing Brands, Inc.
a
712,352
35,393 BJ's Wholesale Club Holdings,
Inc.
a
2,205,692
2,466 Boston Beer Company, Inc.
a
747,124
9,736 Casey's General Stores, Inc. 1,800,965
90,267 Coty, Inc.
a
723,039
42,374 Darling Ingredients, Inc.
a
2,533,965
17,197 Energizer Holdings, Inc. 487,535
52,289 Flowers Foods, Inc. 1,376,246
23,007 Grocery Outlet Holding
Corporation
a
980,788
23,558 Hain Celestial Group, Inc.
a
559,267
17,373 Ingredion, Inc. 1,531,604
5,199 Lancaster Colony Corporation 669,527
13,172 Nu Skin Enterprises, Inc. 570,348
40,665 Performance Food Group
Company
a
1,869,777
12,610 Pilgrim's Pride Corporation
a
393,810
14,662 Post Holdings, Inc.
a
1,207,416
5,565 Sanderson Farms, Inc. 1,199,424
28,760 Sprouts Farmers Markets, Inc.
a
728,203
Total 20,297,082
Energy (3.9%)
85,353 Antero Midstream Corporation 772,445
53,363 ChampionX Corporation 1,059,255
51,173 CNX Resources Corporation
a
842,308
25,378 DT Midstream, Inc. 1,244,029
77,559 EQT Corporation 2,668,030
106,724 Equitrans Midstream Corporation 678,765
39,238 HF Sinclair Corporation 1,771,988
29,131 Matador Resources Company 1,357,213
38,316 Murphy Oil Corporation 1,156,760
103,051 NOV, Inc. 1,742,592
25,036 PDC Energy, Inc. 1,542,468
68,001 Range Resources Corporation
a
1,683,025
59,813 Targa Resources Corporation 3,569,042
Total 20,087,920
Financials (14.3%)
10,146 Affiliated Managers Group, Inc. 1,183,024
3,530 Alleghany Corporation
a
2,940,843
17,415 American Financial Group, Inc. 2,417,376
39,364 Associated Banc-Corp 718,787
10,570 Bank of Hawaii Corporation 786,408

Mid Cap Index Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.5%) Value
Financials (14.3%) - continued
29,622 Bank OZK $ 1,111,714
19,649 Brighthouse Financial, Inc.
a
806,002
48,139 Cadence Bank 1,130,304
19,715 Cathay General Bancorp 771,842
30,404 CNO Financial Group, Inc. 550,008
28,824 Commerce Bancshares, Inc. 1,892,296
14,966 Cullen/Frost Bankers, Inc. 1,742,791
37,230 East West Bancorp, Inc. 2,412,504
28,229 Essent Group, Ltd. 1,098,108
10,650 Evercore, Inc. 996,947
88,521 F.N.B. Corporation 961,338
24,049 Federated Hermes, Inc. 764,518
28,178 First American Financial
Corporation 1,491,180
33,698 First Financial Bankshares, Inc. 1,323,320
140,326 First Horizon Corporation 3,067,526
10,335 FirstCash Holdings, Inc. 718,386
42,175 Fulton Financial Corporation 609,429
28,478 Glacier Bancorp, Inc. 1,350,427
22,659 Hancock Whitney Corporation 1,004,473
9,337 Hanover Insurance Group, Inc. 1,365,536
49,634 Home BancShares, Inc. 1,030,898
22,944 Interactive Brokers Group, Inc. 1,262,149
13,922 International Bancshares
Corporation 557,994
44,020 Janus Henderson Group plc 1,034,910
50,268 Jefferies Financial Group, Inc. 1,388,402
15,734 Kemper Corporation 753,659
5,649 Kinsale Capital Group, Inc. 1,297,236
6,973 Mercury General Corporation 308,904
38,799 Navient Corporation 542,798
122,528 New York Community Bancorp,
Inc. 1,118,681
76,858 Old National Bancorp 1,136,730
75,222 Old Republic International
Corporation 1,681,964
30,812 PacWest Bancorp 821,448
20,040 Pinnacle Financial Partners, Inc. 1,449,092
10,096 Primerica, Inc. 1,208,390
24,184 Prosperity Bancshares, Inc. 1,651,042
17,575 Reinsurance Group of America,
Inc. 2,061,372
11,593 RenaissanceRe Holdings, Ltd. 1,812,797
10,462 RLI Corporation 1,219,765
27,369 SEI Investments Company 1,478,473
15,834 Selective Insurance Group, Inc. 1,376,608
70,629 SLM Corporation 1,125,826
27,961 Stifel Financial Corporation 1,566,375
38,131 Synovus Financial Corporation 1,374,623
13,307 Texas Capital Bancshares, Inc.
a
700,480
11,302 UMB Financial Corporation 973,102
56,942 Umpqua Holdings Corporation 954,917
35,606 United Bankshares, Inc. 1,248,702
52,758 Unum Group 1,794,827
110,249 Valley National Bancorp 1,147,692
26,806 Voya Financial, Inc. 1,595,761
17,134 Washington Federal, Inc. 514,363
46,725 Webster Financial Corporation 1,969,459
15,811 Wintrust Financial Corporation 1,267,252
Total 74,641,778
Health Care (9.6%)
23,750 Acadia Healthcare Company, Inc.
a
1,606,212
8,546 Amedisys, Inc.
a
898,356
27,740 Arrowhead Research Corporation
a
976,725
Shares Common Stock (97.5%) Value
Health Care (9.6%) - continued
26,235 Bruker Corporation $ 1,646,509
3,927 Chemed Corporation 1,843,295
26,184 Encompass Health Corporation 1,467,613
42,663 Envista Holdings Corporation
a
1,644,232
84,147 Exelixis, Inc.
a
1,751,941
20,804 Globus Medical, Inc.
a
1,167,937
13,409 Haemonetics Corporation
a
873,999
36,191 Halozyme Therapeutics, Inc.
a
1,592,404
22,133 HealthEquity, Inc.
a
1,358,745
5,266 ICU Medical, Inc.
a
865,678
8,920 Inari Medical, Inc.
a
606,471
18,757 Integra LifeSciences Holdings
Corporation
a
1,013,441
16,350 Jazz Pharmaceuticals, Inc.
a
2,550,763
8,141 LHC Group, Inc.
a
1,267,879
14,020 LivaNova plc
a
875,829
13,397 Masimo Corporation
a
1,750,586
7,062 Medpace Holdings, Inc.
a
1,056,970
28,286 Neogen Corporation
a,b
681,410
25,075 Neurocrine Biosciences, Inc.
a
2,444,311
13,653 NuVasive, Inc.
a
671,181
36,373 Option Care Health, Inc.
a
1,010,806
22,794 Patterson Companies, Inc. 690,658
9,292 Penumbra, Inc.
a
1,157,040
35,300 Perrigo Company plc 1,432,121
18,574 Progyny, Inc.
a
539,575
13,124 QuidelOrtho Corporation
a
1,275,390
35,223 R1 RCM, Inc.
a
738,274
13,525 Repligen Corporation
a
2,196,460
9,390 ShockWave Medical, Inc.
a
1,795,086
25,969 Sotera Health Company
a
508,733
12,543 STAAR Surgical Company
a
889,675
26,911 Syneos Health, Inc.
a
1,928,980
16,781 Tandem Diabetes Care, Inc.
a
993,267
28,261 Tenet Healthcare Corporation
a
1,485,398
11,885 United Therapeutics Corporation
a
2,800,581
Total 50,054,531
Industrials (17.1%)
9,072 Acuity Brands, Inc. 1,397,451
37,082 AECOM 2,418,488
16,037 AGCO Corporation 1,582,852
13,406 ASGN, Inc.
a
1,209,891
8,994 Avis Budget Group, Inc.
a
1,322,838
18,630 Axon Enterprise, Inc.
a
1,735,757
12,337 Brink's Company 748,979
45,325 Builders FirstSource, Inc.
a
2,433,953
13,563 Carlisle Companies, Inc. 3,236,267
9,406 Chart Industries, Inc.
a
1,574,376
13,137 Clean Harbors, Inc.
a
1,151,721
12,500 Crane Holdings, Company 1,094,500
10,086 Curtiss-Wright Corporation 1,331,957
32,416 Donaldson Company, Inc. 1,560,506
7,773 Dycom Industries, Inc.
a
723,200
13,417 EMCOR Group, Inc. 1,381,414
10,822 EnerSys 638,065
12,332 Enovis Corporation
a
678,260
11,970 ESAB Corporation 523,688
34,275 Flowserve Corporation 981,293
37,256 Fluor Corporation
a
906,811
9,043 FTI Consulting, Inc.
a
1,635,427
9,340 GATX Corporation 879,454
44,397 Graco, Inc. 2,637,626
26,696 GXO Logistics, Inc.
a
1,155,136
22,051 Hexcel Corporation 1,153,488

Mid Cap Index Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.5%) Value
Industrials (17.1%) - continued
14,078 Hubbell, Inc. $ 2,514,049
9,347 Insperity, Inc. 933,111
21,906 ITT Corporation 1,472,959
84,160 JetBlue Airways Corporation
a
704,419
36,614 KBR, Inc. 1,771,751
21,680 Kennametal, Inc. 503,626
15,820 Kirby Corporation
a
962,489
42,912 Knight-Swift Transportation
Holdings, Inc. 1,986,396
9,740 Landstar System, Inc. 1,416,391
8,667 Lennox International, Inc. 1,790,516
15,242 Lincoln Electric Holdings, Inc. 1,880,253
13,836 ManpowerGroup, Inc. 1,057,209
14,992 MasTec, Inc.
a
1,074,327
15,131 Mercury Systems, Inc.
a
973,377
14,269 Middleby Corporation
a
1,788,762
19,884 MillerKnoll, Inc. 522,353
9,597 MSA Safety, Inc. 1,161,909
12,380 MSC Industrial Direct Company,
Inc. 929,862
43,641 nVent Electric plc 1,367,273
17,261 Oshkosh Corporation 1,417,819
25,469 Owens Corning, Inc. 1,892,601
17,579 Regal Rexnord Corporation 1,995,568
13,416 Ryder System, Inc. 953,341
6,928 Saia, Inc.
a
1,302,464
11,323 Simpson Manufacturing Company,
Inc. 1,139,207
24,159 Stericycle, Inc.
a
1,059,372
55,124 Sunrun, Inc.
a
1,287,697
18,181 Terex Corporation 497,614
14,084 Tetra Tech, Inc. 1,923,170
17,698 Timken Company 938,879
27,426 Toro Company 2,078,617
29,698 Trex Company, Inc.
a
1,616,165
44,398 Univar Solutions, Inc.
a
1,104,178
5,591 Valmont Industries, Inc. 1,255,906
5,662 Vicor Corporation
a
309,881
42,241 Vontier Corporation 971,121
8,701 Watsco, Inc. 2,077,973
7,196 Watts Water Technologies, Inc. 883,957
15,532 Werner Enterprises, Inc. 598,603
15,910 Woodward, Inc. 1,471,516
25,951 XPO Logistics, Inc.
a
1,249,800
Total 88,929,879
Information Technology (13.6%)
30,115 ACI Worldwide, Inc.
a
779,677
26,329 Amkor Technology, Inc. 446,277
17,325 Arrow Electronics, Inc.
a
1,941,959
7,345 Aspen Technology, Inc.
a
1,349,130
25,627 Avnet, Inc. 1,098,886
19,672 Azenta, Inc. 1,418,351
11,611 Belden, Inc. 618,518
11,945 Blackbaud, Inc.
a
693,646
13,059 Bread Financial Holdings, Inc. 483,967
6,142 CACI International, Inc.
a
1,730,693
14,578 Calix, Inc.
a
497,693
30,639 CDK Global, Inc. 1,678,098
39,911 Ciena Corporation
a
1,823,933
15,028 Cirrus Logic, Inc.
a
1,090,131
7,506 CMC Materials, Inc. 1,309,722
45,581 Cognex Corporation 1,938,104
6,509 Coherent, Inc.
a
1,732,826
11,702 CommVault Systems, Inc.
a
736,056
Shares Common Stock (97.5%) Value
Information Technology (13.6%) - continued
11,288 Concentrix Corporation $ 1,531,104
14,478 Envestnet, Inc.
a
764,004
13,262 Euronet Worldwide, Inc.
a
1,334,025
6,803 Fair Isaac Corporation
a
2,727,323
26,005 First Solar, Inc.
a
1,771,721
44,688 Genpact, Ltd. 1,892,984
27,929 II-VI, Inc.
a,b
1,422,983
9,118 IPG Photonics Corporation
a
858,277
37,048 Jabil, Inc. 1,897,228
47,129 Kyndryl Holdings, Inc.
a
460,922
36,103 Lattice Semiconductor
Corporation
a
1,750,995
6,490 Littelfuse, Inc. 1,648,720
18,102 Lumentum Holdings, Inc.
a
1,437,661
16,558 Manhattan Associates, Inc.
a
1,897,547
16,112 MAXIMUS, Inc. 1,007,161
14,602 MKS Instruments, Inc. 1,498,603
34,414 National Instruments Corporation 1,074,749
35,837 NCR Corporation
a
1,114,889
10,413 Paylocity Holding Corporation
a
1,816,235
15,297 Power Integrations, Inc. 1,147,428
8,762 Qualys, Inc.
a
1,105,239
85,629 Sabre Corporation
a
499,217
24,734 SailPoint Technologies Holdings,
Inc.
a
1,550,327
14,644 Science Applications International
Corporation 1,363,356
16,651 Semtech Corporation
a
915,305
9,597 Silicon Laboratories, Inc.
a
1,345,691
4,085 SiTime Corporation
a
665,978
21,894 SunPower Corporation
a,b
346,144
10,391 Synaptics, Inc.
a
1,226,658
10,842 TD SYNNEX Corporation 987,706
27,468 Teradata Corporation
a
1,016,591
11,396 Universal Display Corporation 1,152,591
19,529 ViaSat, Inc.
a
598,173
34,611 Vishay Intertechnology, Inc. 616,768
101,277 Western Union Company 1,668,032
11,803 WEX, Inc.
a
1,836,075
32,436 Wolfspeed, Inc.
a
2,058,064
31,284 Xerox Holdings Corporation 464,567
12,408 Ziff Davis, Inc.
a
924,768
Total 70,763,476
Materials (6.7%)
48,391 Alcoa Corporation 2,205,662
17,203 AptarGroup, Inc. 1,775,522
13,306 Ashland Global Holdings, Inc. 1,371,183
23,986 Avient Corporation 961,359
14,806 Cabot Corporation 944,475
40,788 Chemours Company 1,306,032
125,276 Cleveland-Cliffs, Inc.
a
1,925,492
31,875 Commercial Metals Company 1,055,063
10,364 Eagle Materials, Inc. 1,139,418
6,979 Greif, Inc. 435,350
10,166 Ingevity Corporation
a
641,881
21,544 Louisiana-Pacific Corporation 1,129,121
8,649 Minerals Technologies, Inc. 530,530
1,776 NewMarket Corporation 534,505
36,411 Olin Corporation 1,685,101
16,252 Reliance Steel & Aluminum
Company 2,760,565
17,221 Royal Gold, Inc. 1,838,858
33,974 RPM International, Inc. 2,674,433
10,609 Scotts Miracle-Gro Company 838,005

Mid Cap Index Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.5%) Value
Materials (6.7%) - continued
11,027 Sensient Technologies Corporation $ 888,335
22,092 Silgan Holdings, Inc. 913,504
25,577 Sonoco Products Company 1,458,912
47,028 Steel Dynamics, Inc. 3,110,902
68,378 United States Steel Corporation 1,224,650
46,751 Valvoline, Inc. 1,347,831
8,417 Worthington Industries, Inc. 371,190
Total 35,067,879
Real Estate (9.1%)
36,594 American Campus Communities,
Inc. 2,359,215
41,215 Apartment Income REIT
Corporation 1,714,544
78,583 Brixmor Property Group, Inc. 1,588,162
29,492 Corporate Office Properties Trust 772,396
39,029 Cousins Properties, Inc. 1,140,818
46,117 Douglas Emmett, Inc. 1,032,099
10,935 EastGroup Properties, Inc. 1,687,599
19,669 EPR Properties 923,066
34,631 First Industrial Realty Trust, Inc. 1,644,280
39,774 Healthcare Realty Trust, Inc. 1,081,853
27,587 Highwoods Properties, Inc. 943,200
37,943 Hudson Pacific Properties, Inc. 563,074
57,954 Independence Realty Trust, Inc. 1,201,386
28,524 JBG SMITH Properties 674,307
12,819 Jones Lang LaSalle, Inc.
a
2,241,530
27,559 Kilroy Realty Corporation 1,442,163
57,466 Kite Realty Group Trust 993,587
22,841 Lamar Advertising Company 2,009,323
22,133 Life Storage, Inc. 2,471,371
56,313 Macerich Company 490,486
157,438 Medical Properties Trust, Inc. 2,404,078
81,224 MGIC Investment Corporation 1,023,422
46,151 National Retail Properties, Inc. 1,984,493
22,076 National Storage Affiliates Trust 1,105,345
61,710 Omega Healthcare Investors, Inc. 1,739,605
34,460 Pebblebrook Hotel Trust 571,002
59,107 Physicians Realty Trust 1,031,417
18,200 PotlatchDeltic Corporation 804,258
5,291 PS Business Parks, Inc. 990,211
38,380 Rayonier, Inc. REIT 1,434,644
43,294 Rexford Industrial Realty, Inc. 2,493,302
60,592 Sabra Health Care REIT, Inc. 846,470
16,823 SL Green Realty Corporation 776,381
35,236 Spirit Realty Capital, Inc. 1,331,216
66,247 Store Capital Corporation 1,727,722
Total 47,238,025
Utilities (4.3%)
14,951 ALLETE, Inc. 878,820
17,009 Black Hills Corporation 1,237,745
60,405 Essential Utilities, Inc. 2,769,569
28,709 Hawaiian Electric Industries, Inc. 1,174,198
13,264 IDACORP, Inc. 1,404,923
53,350 MDU Resources Group, Inc. 1,439,917
23,994 National Fuel Gas Company 1,584,804
25,226 New Jersey Resources
Corporation 1,123,314
14,203 NorthWestern Corporation 836,983
52,524 OGE Energy Corporation 2,025,325
14,191 ONE Gas, Inc. 1,152,167
22,519 PNM Resources, Inc. 1,075,958
Shares Common Stock (97.5%) Value
Utilities (4.3%) - continued
23,408 Portland General Electric
Company $ 1,131,309
17,539 Southwest Gas Holdings, Inc. 1,527,296
13,674 Spire, Inc. 1,016,935
55,092 UGI Corporation 2,127,102
Total 22,506,365
Total Common Stock
(cost $422,749,238) 507,793,104
Shares
Collateral Held for Securities
Loaned ( 1.1% ) Value
5,652,999 Thrivent Cash Management Trust 5,652,999
Total Collateral Held for
Securities Loaned
(cost $5,652,999) 5,652,999
Shares or
Principal
Amount Short-Term Investments ( 2.4% ) Value
Federal Home Loan Bank Discount
Notes
100,000 0.730%, 7/8/2022
c,d
99,973
100,000 0.600%, 7/19/2022
c,d
99,930
500,000 1.110%, 8/9/2022
c,d
499,077
100,000 1.150%, 8/19/2022
c,d
99,768
Thrivent Core Short-Term Reserve
Fund
1,166,068 1.630% 11,660,682
Total Short-Term Investments
(cost $12,459,880) 12,459,430
Total Investments (cost
$440,862,117) 101.0% $525,905,533
Other Assets and Liabilities, Net
(1.0%) (5,182,111)
Total Net Assets 100.0% $520,723,422
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Index Portfolio as of June 30, 2022:
Securities Lending Transactions
Common Stock $ 5,442,261
Total lending $5,442,261
Gross amount payable upon return of
collateral for securities loaned $5,652,999
Net amounts due to counterparty $210,738
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Mid Cap Index Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 123,689,436
Gross unrealized depreciation (41,309,398)
Net unrealized appreciation (depreciation) $ 82,380,038
Cost for federal income tax purposes $ 442,533,276
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2022, in valuing Mid Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 6,613,586 6,613,586 – –
Consumer Discretionary 71,592,583 71,592,583 – –
Consumer Staples 20,297,082 20,297,082 – –
Energy 20,087,920 20,087,920 – –
Financials 74,641,778 74,641,778 – –
Health Care 50,054,531 50,054,531 – –
Industrials 88,929,879 88,929,879 – –
Information Technology 70,763,476 70,763,476 – –
Materials 35,067,879 35,067,879 – –
Real Estate 47,238,025 47,238,025 – –
Utilities 22,506,365 22,506,365 – –
Short-Term Investments 798,748 – 798,748 –
Subtotal Investments in Securities $508,591,852 $507,793,104 $798,748 $–
Other Investments  * Total
Affiliated Short-Term Investments 11,660,682
Collateral Held for Securities Loaned 5,652,999
Subtotal Other Investments $17,313,681
Total Investments at Value $525,905,533
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 992,219 992,219 – –
Total Liability Derivatives $992,219 $992,219 $– $–
The following table presents Mid Cap Index Portfolio's futures contracts held as of June 30, 2022. Investments and/or cash totaling $798,749 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME E-mini S&P Mid-Cap 400 Index 56 September 2022 $ 13,693,019 ( $ 992,219)
Total Futures Long Contracts $ 13,693,019 ( $ 992,219)
Total Futures Contracts $ 13,693,019 ($992,219)

Mid Cap Index Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2022, for Mid Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 992,219
Total Equity Contracts 992,219
Total Liability Derivatives $992,219
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2022, for Mid
Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (1,266,097)
Total Equity Contracts
(1,266,097)
Total ($1,266,097)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2022, for Mid Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (1,135,328)
Total Equity Contracts (1,135,328)
Total ($1,135,328)
The following table presents Mid Cap Index Portfolio's average volume of derivative activity during the period ended June 30, 2022.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $9,379,137
Futures - Short (4,374)

Mid Cap Index Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
6/30/2022
Shares Held at
6/30/2022
% of Net
Assets
6/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% $ 4,073 $29,083 $21,495 $11,661 1,166 2.2%
Total Affiliated Short-Term Investments 4,073 11,661 2.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 4,734 43,825 42,906 5,653 5,653 1.1
Total Collateral Held for Securities Loaned 4,734 5,653 1.1
Total Value $8,807 $17,314
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 6/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% $– $– $ – $35
Total Income/Non Income Cash from Affiliated
Investments $35
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 49
Total Affiliated Income from Securities Loaned, Net $49
Total Value $– $– $ –

Mid Cap Stock Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.9% ) Value
Communications Services (2.0%)
982,151 DISH Network Corporation
a
$ 17,609,968
1,490,489 Warner Bros. Discovery, Inc.
a
20,002,362
Total 37,612,330
Consumer Discretionary (10.9%)
251,422 Aptiv plc
a
22,394,157
220,633 Caesars Entertainment, Inc.
a
8,450,244
29,430 Chipotle Mexican Grill, Inc.
a
38,472,662
168,482 Expedia Group, Inc.
a,b
15,977,148
737,173 Harley-Davidson, Inc. 23,338,898
130,109 Lululemon Athletica, Inc.
a
35,469,014
12,744 NVR, Inc.
a
51,028,760
76,449 RH
a
16,227,065
Total 211,357,948
Consumer Staples (4.0%)
159,336 Casey's General Stores, Inc. 29,473,973
659,445 Lamb Weston Holdings, Inc. 47,123,940
Total 76,597,913
Energy (4.6%)
848,737 Devon Energy Corporation 46,773,896
541,061 NOV, Inc. 9,149,342
308,819 Valero Energy Corporation 32,821,283
Total 88,744,521
Financials (17.4%)
1,094,510 Ally Financial, Inc. 36,677,030
101,306 Ameriprise Financial, Inc. 24,078,410
1,165,058 Arch Capital Group, Ltd.
a
52,998,489
490,391 Assured Guaranty, Ltd. 27,358,914
1,208,371 Equitable Holdings, Inc. 31,502,232
235,352 Kinsale Capital Group, Inc. 54,046,233
1,315,178 Radian Group, Inc. 25,843,248
615,754 Western Alliance Bancorp 43,472,232
809,540 Zions Bancorporation NA 41,205,586
Total 337,182,374
Health Care (8.9%)
101,962 Align Technology, Inc.
a
24,131,347
86,901 Bio-Techne Corporation 30,123,363
366,939 Edwards Lifesciences Corporation
a
34,892,229
106,516 Insulet Corporation
a
23,214,097
108,391 Laboratory Corporation of America
Holdings 25,402,515
696,894 NuVasive, Inc.
a
34,259,309
Total 172,022,860
Industrials (16.4%)
278,349 Advanced Drainage Systems, Inc. 25,070,895
1,810,474 Dun & Bradstreet Holdings, Inc.
a
27,211,424
1,072,826 Howmet Aerospace, Inc. 33,740,378
174,180 Old Dominion Freight Line, Inc. 44,638,850
417,294 Quanta Services, Inc. 52,303,630
267,235 Regal Rexnord Corporation 30,336,517
733,142 Southwest Airlines Company
a
26,481,089
609,884 Timken Company 32,354,346
187,989 United Rentals, Inc.
a
45,664,408
Total 317,801,537
Information Technology (11.3%)
112,070 ANSYS, Inc.
a
26,817,230
Shares Common Stock (97.9%) Value
Information Technology (11.3%) - continued
177,626 Bill.com Holdings, Inc.
a
$ 19,528,202
674,603 Ciena Corporation
a
30,829,357
1,584,379 Dropbox, Inc.
a
33,256,115
154,460 NICE, Ltd. ADR
a
29,725,827
479,476 ON Semiconductor Corporation
a
24,122,438
1,003,630 Sonos, Inc.
a
18,105,485
556,664 Trimble, Inc.
a
32,414,545
70,593 Wolfspeed, Inc.
a
4,479,126
Total 219,278,325
Materials (8.8%)
502,820 Ashland Global Holdings, Inc. 51,815,601
487,364 Ball Corporation 33,516,022
332,901 PPG Industries, Inc. 38,063,900
713,766 Steel Dynamics, Inc. 47,215,621
Total 170,611,144
Real Estate (6.5%)
238,508 Alexandria Real Estate Equities,
Inc. 34,590,815
198,332 Camden Property Trust 26,671,687
264,168 Digital Realty Trust, Inc. 34,296,932
548,714 Duke Realty Corporation 30,151,834
Total 125,711,268
Utilities (7.1%)
1,044,895 Alliant Energy Corporation 61,241,296
1,267,476 CenterPoint Energy, Inc. 37,491,940
336,028 Entergy Corporation 37,850,194
Total 136,583,430
Total Common Stock
(cost $1,562,593,766) 1,893,503,650
Shares
Collateral Held for Securities
Loaned ( 0.5% ) Value
9,604,000 Thrivent Cash Management Trust 9,604,000
Total Collateral Held for
Securities Loaned
(cost $9,604,000) 9,604,000
Shares Short-Term Investments ( 1.9% ) Value
Thrivent Core Short-Term Reserve
Fund
3,712,555 1.630% 37,125,548
Total Short-Term Investments
(cost $37,106,507) 37,125,548
Total Investments (cost
$1,609,304,273) 100.3% $1,940,233,198
Other Assets and Liabilities, Net
(0.3%) (5,942,118)
Total Net Assets 100.0% $1,934,291,080
a Non-income producing security.
b All or a portion of the security is on loan.

Mid Cap Stock Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Portfolio as of June 30, 2022:
Securities Lending Transactions
Common Stock $ 9,293,340
Total lending $9,293,340
Gross amount payable upon return of
collateral for securities loaned $9,604,000
Net amounts due to counterparty $310,660
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 462,310,951
Gross unrealized depreciation (138,290,222)
Net unrealized appreciation (depreciation) $ 324,020,729
Cost for federal income tax purposes $ 1,616,212,469
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2022, in valuing Mid Cap Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 37,612,330 37,612,330 – –
Consumer Discretionary 211,357,948 211,357,948 – –
Consumer Staples 76,597,913 76,597,913 – –
Energy 88,744,521 88,744,521 – –
Financials 337,182,374 337,182,374 – –
Health Care 172,022,860 172,022,860 – –
Industrials 317,801,537 317,801,537 – –
Information Technology 219,278,325 219,278,325 – –
Materials 170,611,144 170,611,144 – –
Real Estate 125,711,268 125,711,268 – –
Utilities 136,583,430 136,583,430 – –
Subtotal Investments in Securities $1,893,503,650 $1,893,503,650 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 37,125,548
Collateral Held for Securities Loaned 9,604,000
Subtotal Other Investments $46,729,548
Total Investments at Value $1,940,233,198
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Stock Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
6/30/2022
Shares Held at
6/30/2022
% of Net
Assets
6/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% $64,547 $78,124 $105,545 $37,126 3,713 1.9%
Total Affiliated Short-Term Investments 64,547 37,126 1.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 30,010 75,942 96,348 9,604 9,604 0.5
Total Collateral Held for Securities Loaned 30,010 9,604 0.5
Total Value $94,557 $46,730
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 6/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% $9 $(9) $ – $155
Total Income/Non Income Cash from Affiliated
Investments $155
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 6
Total Affiliated Income from Securities Loaned, Net $6
Total Value $9 $(9) $ –

Mid Cap Value Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 94.1% ) Value
Communications Services (2.2%)
41,991 Imax Corporation
a
$ 709,228
15,247 Warner Bros. Discovery, Inc.
a
204,615
Total 913,843
Consumer Discretionary (9.3%)
2,087 Aptiv plc
a
185,889
12,020 Cedar Fair, LP
a
527,798
6,914 Dollar Tree, Inc.
a
1,077,547
9,051 eBay, Inc. 377,155
3,768 Lear Corporation 474,354
2,949 Mohawk Industries, Inc.
a
365,941
3,499 Polaris, Inc. 347,381
20,043 Tapestry, Inc. 611,712
Total 3,967,777
Consumer Staples (5.3%)
12,188 Hain Celestial Group, Inc.
a
289,343
16,014 Lamb Weston Holdings, Inc. 1,144,361
9,633 Sysco Corporation 816,011
Total 2,249,715
Energy (6.5%)
30,925 Enterprise Products Partners, LP 753,642
17,541 Helmerich & Payne, Inc. 755,316
5,553 Marathon Petroleum Corporation 456,512
3,678 Pioneer Natural Resources
Company 820,488
Total 2,785,958
Financials (18.5%)
2,831 Capital One Financial Corporation 294,962
7,294 Cboe Global Markets, Inc. 825,608
6,872 Comerica, Inc. 504,267
38,815 Eastern Bankshares, Inc. 716,525
12,745 Enterprise Financial Services
Corporation 528,918
20,834 Equitable Holdings, Inc. 543,142
9,351 Hartford Financial Services Group,
Inc. 611,836
5,439 M&T Bank Corporation 866,922
4,677 Raymond James Financial, Inc. 418,171
10,068 Selective Insurance Group, Inc. 875,312
12,295 Voya Financial, Inc. 731,921
12,189 Wintrust Financial Corporation 976,948
Total 7,894,532
Health Care (9.4%)
6,084 Acadia Healthcare Company, Inc.
a
411,461
14,810 Baxter International, Inc. 951,246
10,420 Cardinal Health, Inc. 544,653
3,461 Laboratory Corporation of America
Holdings 811,120
8,835 NuVasive, Inc.
a
434,329
6,494 Syneos Health, Inc.
a
465,490
3,591 Zimmer Biomet Holdings, Inc. 377,271
Total 3,995,570
Industrials (14.0%)
7,439 AGCO Corporation 734,229
22,290 Barnes Group, Inc. 694,110
2,847 Carlisle Companies, Inc. 679,323
10,066 Crane Holdings, Company 881,379
Shares Common Stock (94.1%) Value
Industrials (14.0%) - continued
4,476 JB Hunt Transport Services, Inc. $ 704,836
4,883 Lincoln Electric Holdings, Inc. 602,367
3,026 Robert Half International, Inc. 226,617
17,999 Sensata Technologies Holding plc 743,539
19,612 Southwest Airlines Company
a
708,385
Total 5,974,785
Information Technology (10.5%)
7,507 Booz Allen Hamilton Holding
Corporation 678,333
11,006 CommVault Systems, Inc.
a
692,277
8,531 Fidelity National Information
Services, Inc. 782,037
5,574 Jabil, Inc. 285,445
12,973 Juniper Networks, Inc. 369,731
36,977 Knowles Corporation
a
640,811
7,227 ON Semiconductor Corporation
a
363,590
4,336 PTC, Inc.
a
461,090
4,463 Western Digital Corporation
a
200,076
Total 4,473,390
Materials (7.0%)
25,460 Axalta Coating Systems, Ltd.
a
562,921
19,821 Berry Plastics Group, Inc.
a
1,083,019
5,765 CF Industries Holdings, Inc. 494,233
9,567 LyondellBasell Industries NV 836,730
Total 2,976,903
Real Estate (7.7%)
2,474 Camden Property Trust 332,703
4,816 CBRE Group, Inc.
a
354,506
30,845 Healthcare Realty Trust, Inc. 838,984
10,883 Highwoods Properties, Inc. 372,090
48,809 Host Hotels & Resorts, Inc. 765,325
30,766 Kimco Realty Corporation 608,244
Total 3,271,852
Utilities (3.7%)
6,976 Alliant Energy Corporation 408,863
18,111 CenterPoint Energy, Inc. 535,724
9,759 Evergy, Inc. 636,775
Total 1,581,362
Total Common Stock
(cost $40,905,396) 40,085,687
Shares
Registered Investment
Companies ( 0.8% ) Value
Unaffiliated  (0.8%)
7,241 Fidelity US Utilities ETF 326,786
Total 326,786
Total Registered Investment
Companies (cost $298,950) 326,786

Mid Cap Value Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Short-Term Investments ( 5.0% ) Value
Thrivent Core Short-Term Reserve
Fund
212,610 1.630% $ 2,126,103
Total Short-Term Investments
(cost $2,126,103) 2,126,103
Total Investments (cost
$43,330,449) 99.9% $42,538,576
Other Assets and Liabilities, Net
0.1% 53,961
Total Net Assets 100.0% $42,592,537
a Non-income producing security.
Definitions:
ETF - Exchange Traded Fund
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 2,815,554
Gross unrealized depreciation (3,595,514)
Net unrealized appreciation (depreciation) $ (779,960)
Cost for federal income tax purposes $ 43,318,536
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2022, in valuing Mid Cap Value Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 913,843 913,843 – –
Consumer Discretionary 3,967,777 3,967,777 – –
Consumer Staples 2,249,715 2,249,715 – –
Energy 2,785,958 2,785,958 – –
Financials 7,894,532 7,894,532 – –
Health Care 3,995,570 3,995,570 – –
Industrials 5,974,785 5,974,785 – –
Information Technology 4,473,390 4,473,390 – –
Materials 2,976,903 2,976,903 – –
Real Estate 3,271,852 3,271,852 – –
Utilities 1,581,362 1,581,362 – –
Registered Investment Companies
Unaffiliated 326,786 326,786 – –
Subtotal Investments in Securities $40,412,473 $40,412,473 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 2,126,103
Subtotal Other Investments $2,126,103
Total Investments at Value $42,538,576
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Value Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core
Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
6/30/2022
Shares Held at
6/30/2022
% of Net
Assets
6/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% $652 $13,327 $11,853 $2,126 213 5.0%
Total Affiliated Short-Term Investments 652 2,126 5.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 266 2,005 2,271 – – –
Total Collateral Held for Securities Loaned 266 – –
Total Value $918 $2,126
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 6/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% $– $– $ – $7
Total Income/Non Income Cash from Affiliated
Investments $7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $ –

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 1.4% )
a
Value
Basic Materials (0.1%)
Flexsys Holdings, Inc., Term Loan
$ 1,740,638
6.916%,  (LIBOR 1M +
5.250%), 11/1/2028
b,c
$ 1,605,738
INEOS US Petrochem, LLC, Term
Loan
1,316,700
4.416%,  (LIBOR 1M +
2.750%), 1/29/2026
b
1,239,752
Innophos Holdings, Inc., Term
Loan
811,325
5.166%,  (LIBOR 1M +
3.500%), 2/7/2027
b,c
776,844
Nouryon USA, LLC, Term Loan
1,510,890
5.250%,  (LIBOR 3M +
3.000%), 10/1/2025
b
1,426,371
Sparta US HoldCo, LLC, Term
Loan
258,700
4.370%,  (LIBOR 1M +
3.250%), 8/2/2028
b,c
246,412
Venator Finance SARL, Term Loan
925,426
4.666%,  (LIBOR 1M +
3.000%), 8/8/2024
b,c
867,587
Total 6,162,704
Capital Goods (0.3%)
AZZ, Inc., Term Loan
494,000
5.875%,  (TSFR1M +
4.250%), 5/6/2029
b,c
470,535
Bingo Industries, Ltd., Term Loan
630,237
5.750%,  (LIBOR 3M +
3.500%), 8/9/2028
b,c
590,848
BW Holding, Inc., Delayed Draw
277,353
5.175%,  (LIBOR 3M +
4.000%), 12/14/2028
b
259,672
BW Holding, Inc., Term Loan
1,057,979
5.175%,  (LIBOR 1M +
4.000%), 12/14/2028
b
990,533
484,785
5.547%,  (TSFR1M +
4.000%), 12/14/2028
b
453,880
CP Atlas Buyer, Inc., Term Loan
1,051,897
5.416%,  (LIBOR 1M +
3.750%), 11/23/2027
b
920,851
Foley Products Company, LLC,
Term Loan
1,451,363
6.954%,  (SOFRRATE +
4.750%), 2/16/2029
b
1,369,723
Gemini HDPE, LLC, Term Loan
1,112,629
4.239%,  (LIBOR 3M +
3.000%), 12/31/2027
b
1,059,089
GFL Environmental, Inc., Term
Loan
1,206,625
4.239%,  (LIBOR 3M +
3.000%), 5/31/2025
b
1,173,950
Graham Packaging Company,
Inc., Term Loan
1,224,500
4.666%,  (LIBOR 1M +
3.000%), 8/4/2027
b
1,145,924
Grinding Media, Inc., Term Loan
1,751,763
4.796%,  (LIBOR 3M +
4.000%), 10/12/2028
b,c
1,594,104
Groupe Solmax, Inc., Term Loan
1,544,450
7.000%,  (LIBOR 3M +
4.750%), 7/23/2028
b
1,377,139
Principal
Amount Bank Loans (1.4%)
a
Value
Capital Goods (0.3%) - continued
HRNI Holdings, LLC, Term Loan
$ 797,050
5.916%,  (LIBOR 1M +
4.250%), 12/10/2028
b
$ 773,138
Hyperion Materials &
Technologies, Inc., Term Loan
1,044,750
6.075%,  (LIBOR 3M +
4.500%), 8/30/2028
b
983,371
LABL, Inc., Term Loan
417,900
6.666%,  (LIBOR 1M +
5.000%), 10/29/2028
b
385,166
LRS Holdings, LLC, Term Loan
833,810
5.916%,  (LIBOR 1M +
4.250%), 8/31/2028
b,c
777,528
LTR Intermediate Holdings, Inc.,
Term Loan
905,427
6.750%,  (LIBOR 3M +
4.500%), 5/7/2028
b
826,954
Mauser Packaging Solutions
Holding Company, Term Loan
1,494,415
4.312%,  (LIBOR 1M +
3.250%), 4/3/2024
b
1,402,568
Novae, LLC, Delayed Draw
485,000
6.625%,  (SOFRRATE +
5.000%), 12/22/2028
b
454,285
Novae, LLC, Term Loan
1,693,256
6.625%,  (SOFRRATE +
5.000%), 12/22/2028
b
1,586,022
Pactiv Evergreen Group Holdings,
Inc., Term Loan
985,000
4.916%,  (LIBOR 1M +
3.250%), 2/5/2026
b
916,671
Quikrete Holdings Inc., Term Loan
1,042,387
4.666%,  (LIBOR 1M +
3.000%), 6/11/2028
b
981,147
RLG Holdings, LLC, Term Loan
947,643
5.916%,  (LIBOR 1M +
4.250%), 7/8/2028
b
882,095
Smyrna Ready Mix Concrete, LLC,
Term Loan
1,339,000
5.875%,  (TSFR1M +
4.250%), 4/1/2029
b,c
1,235,227
TransDigm, Inc., Term Loan
2,844,599
3.916%,  (LIBOR 1M +
2.250%), 12/9/2025
b
2,691,304
TricorBraun Holdings, Inc., Term
Loan
1,534,966
4.916%,  (LIBOR 1M +
3.250%), 3/3/2028
b
1,423,957
Trident TPI Holdings, Inc., Delayed
Draw
129,462
5.410%,  (LIBOR 3M +
4.000%), 9/17/2028
b,d,e
121,176
Trident TPI Holdings, Inc., Term
Loan
913,100
6.250%,  (LIBOR 3M +
4.000%), 9/17/2028
b
854,662
Venga Finance SARL, Term Loan
838,000
0.000%,  (LIBOR 2M +
4.750%), 12/3/2028
b,c,d,e
779,340

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (1.4%)
a
Value
Capital Goods (0.3%) - continued
Waterlogic USA Holdings, Inc.,
Term Loan
$ 947,837
6.416%,  (LIBOR 1M +
4.750%), 8/12/2028
b
$ 917,431
Total 29,398,290
Communications Services (0.2%)
Audacy Capital Corporation, Term
Loan
1,030,385
4.133%,  (LIBOR 1M +
2.500%), 11/17/2024
b
910,602
Cablevision Lightpath, LLC, Term
Loan
1,157,375
4.574%,  (LIBOR 1M +
3.250%), 12/1/2027
b
1,088,662
Cengage Learning, Inc., Term
Loan
1,726,950
5.750%,  (LIBOR 3M +
4.750%), 7/14/2026
b
1,553,443
CMG Media Corporation, Term
Loan
1,605,550
5.166%,  (LIBOR 1M +
3.500%), 12/17/2026
b
1,475,773
CommScope, Inc., Term Loan
1,543,262
4.916%,  (LIBOR 1M +
3.250%), 4/4/2026
b
1,382,192
DIRECTV Financing, LLC, Term
Loan
1,841,688
6.666%,  (LIBOR 1M +
5.000%), 8/2/2027
b
1,690,522
E.W. Scripps Company, Term Loan
953,062
4.416%,  (LIBOR 1M +
2.750%), 1/7/2028
b
900,053
iHeartCommunications, Inc., Term
Loan
858,194
4.666%,  (LIBOR 1M +
3.000%), 5/1/2026
b
795,263
Metronet Systems Holdings, LLC,
Term Loan
1,570,454
5.055%,  (LIBOR 1M +
3.750%), 6/2/2028
b
1,450,047
NEP Group, Inc., Term Loan
1,307,575
4.916%,  (LIBOR 1M +
3.250%), 10/20/2025
b
1,212,305
429,000
8.666%,  (LIBOR 1M +
7.000%), 10/19/2026
b,d,e
392,269
Nexstar Media, Inc., Term Loan
1,211,673
4.166%,  (LIBOR 1M +
2.500%), 9/19/2026
b
1,191,814
ORBCOMM, Inc., Term Loan
927,987
5.916%,  (LIBOR 1M +
4.250%), 9/1/2028
b
855,298
Peraton Corporation, Term Loan
1,551,380
5.416%,  (LIBOR 1M +
3.750%), 2/1/2028
b
1,453,581
Sharp Midco, LLC, Term Loan
350,123
6.250%,  (LIBOR 3M +
4.000%), 1/20/2029
b,c
327,365
Univision Communications, Inc.,
Term Loan
867,825
4.916%,  (LIBOR 1M +
3.250%), 1/31/2029
b
809,247
Principal
Amount Bank Loans (1.4%)
a
Value
Communications Services (0.2%) - continued
Voyage Australia, Pty. Ltd., Term
Loan
$ 878,362
4.563%,  (LIBOR 3M +
3.500%), 7/20/2028
b
$ 819,626
Xplornet Communications, Inc.,
Term Loan
927,988
5.666%,  (LIBOR 1M +
4.000%), 10/1/2028
b
845,128
825,000
8.666%,  (LIBOR 1M +
7.000%), 10/1/2029
b,c
738,375
Zacapa SARL, Term Loan
498,750
6.304%,  (SOFRRATE +
4.250%), 3/22/2029
b
464,336
Zayo Group Holdings, Inc., Term
Loan
2,550,046
4.666%,  (LIBOR 1M +
3.000%), 3/9/2027
b
2,343,773
Total 22,699,674
Consumer Cyclical (0.1%)
ACProducts Holdings, Inc., Term
Loan
1,240,630
6.060%,  (LIBOR 3M +
4.250%), 5/17/2028
b,d,e
955,285
AI Aqua Merger Sub, Inc., Term
Loan
1,057,500
4.831%,  (TSFR1M +
3.750%), 7/30/2028
b
961,003
Allen Media, LLC, Term Loan
492,373
7.704%,  (LIBOR 3M +
5.500%), 2/10/2027
b
435,257
American Trailer World
Corporation, Term Loan
1,522,038
5.375%,  (LIBOR 1M +
3.750%), 3/5/2028
b
1,300,079
Caesars Resort Collection, LLC,
Term Loan
777,091
5.166%,  (LIBOR 1M +
3.500%), 7/20/2025
b
747,367
Carnival Corporation, Term Loan
859,043
5.877%,  (LIBOR 3M +
3.000%), 6/30/2025
b
795,903
Golden Entertainment, Inc., Term
Loan
2,179,687
4.630%,  (LIBOR 1M +
3.000%), 10/20/2024
b
2,119,070
Great Canadian Gaming
Corporation, Term Loan
575,000
6.096%,  (LIBOR 3M +
4.000%), 11/1/2026
b
539,638
PetSmart, LLC, Term Loan
1,955,225
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
1,834,979
Secure Acquisition, Inc., Delayed
Draw
136,000
0.000%,  (LIBOR 1M +
5.000%), 12/23/2028
b,c,d,e
126,480
Secure Acquisition, Inc., Term
Loan
913,710
7.250%,  (LIBOR 3M +
5.000%), 12/23/2028
b,c
849,750

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (1.4%)
a
Value
Consumer Cyclical (0.1%) - continued
Staples, Inc., Term Loan
$ 269,934
5.786%,  (LIBOR 3M +
4.500%), 9/12/2024
b
$ 247,365
875,371
6.286%,  (LIBOR 3M +
5.000%), 4/12/2026
b
758,895
Tenneco, Inc., Term Loan
1,152,167
4.666%,  (LIBOR 1M +
3.000%), 10/1/2025
b
1,106,081
Voyage Digital NZ/US, Term Loan
1,455,000
0.000%,  (SOFRRATE +
4.500%), 5/13/2029
b,c,d,e
1,382,250
Total 14,159,402
Consumer Non-Cyclical (0.3%)
Adient US, LLC, Term Loan
440,550
4.916%,  (LIBOR 1M +
3.250%), 4/8/2028
b
408,976
Alltech, Inc., Term Loan
821,870
5.666%,  (LIBOR 1M +
4.000%), 10/15/2028
b
768,103
Bausch Health Companies, Inc.,
Term Loan
2,274,000
0.000%,  (SOFRRATE +
5.250%), 2/1/2027
b,d,e
1,944,020
Blue Ribbon, LLC, Term Loan
1,145,375
7.062%,  (LIBOR 1M +
6.000%), 5/7/2028
b
1,042,291
Chobani, LLC, Term Loan
594,412
5.166%,  (LIBOR 1M +
3.500%), 10/23/2027
b
537,646
City Brewing Company, LLC, Term
Loan
1,928,257
4.469%,  (LIBOR 1M +
3.500%), 4/5/2028
b
1,706,507
CNT Holdings I Corporation, Term
Loan
775,187
4.690%,  (LIBOR 1M +
3.500%), 11/8/2027
b
734,327
220,000
7.940%,  (LIBOR 1M +
6.750%), 11/6/2028
b
211,018
Del Monte Foods, Inc., Term Loan
546,000
5.684%,  (SOFRRATE +
4.250%), 5/16/2029
b
513,240
Energizer Holdings, Inc., Term
Loan
311,063
3.875%,  (LIBOR 1M +
2.250%), 12/22/2027
b
294,539
Gainwell Acquisition Corporation,
Term Loan
2,142,807
6.250%,  (LIBOR 3M +
4.000%), 10/1/2027
b
2,022,274
Global Medical Response, Inc.,
Term Loan
4,580,126
5.250%,  (LIBOR 1M +
4.250%), 10/2/2025
b
4,250,952
Herens US Holdco Corporation,
Term Loan
1,603,851
6.250%,  (LIBOR 3M +
4.000%), 7/2/2028
b
1,427,427
Mamba Purchaser, Inc., Term Loan
160,000
8.095%,  (LIBOR 1M +
6.500%), 10/14/2029
b
152,800
Principal
Amount Bank Loans (1.4%)
a
Value
Consumer Non-Cyclical (0.3%) - continued
Packaging Coordinators Midco,
Inc., Term Loan
$ 832,676
6.000%,  (LIBOR 3M +
3.750%), 11/30/2027
b
$ 785,147
Pegasus Bidco BV, Term Loan
659,000
0.000%,  (TSFR1M +
4.250%), 5/5/2029
b,d,e
623,579
Petco Health & Wellness
Company, Inc., Term Loan
1,372,625
5.500%,  (LIBOR 3M +
3.250%), 3/4/2028
b
1,290,913
Precision Medicine Group, LLC,
Delayed Draw
81,846
0.000%,  (LIBOR 1M +
3.750%), 11/20/2027
b,c,d,e
75,503
Precision Medicine Group, LLC,
Term Loan
1,299,377
5.250%,  (LIBOR 3M +
3.000%), 11/20/2027
b,c
1,198,676
Prime Security Services Borrower,
LLC, Term Loan
3,658,688
3.560%,  (LIBOR 1M +
2.750%), 9/23/2026
b
3,407,921
Spectrum Group Buyer, Inc., Term
Loan
1,895,000
7.250%,  (TSFR1M +
6.500%), 5/19/2028
b
1,841,466
Total 25,237,325
Energy (<0.1%)
GIP II Blue Holding, LP, Term Loan
1,310,853
6.750%,  (LIBOR 3M +
4.500%), 9/29/2028
b
1,267,699
Total 1,267,699
Financials (0.1%)
Asurion, LLC, Term Loan
1,674,500
4.916%,  (LIBOR 1M +
3.250%), 12/23/2026
b
1,514,385
592,500
4.916%,  (LIBOR 1M +
3.250%), 7/31/2027
b
534,731
1,095,000
6.916%,  (LIBOR 1M +
5.250%), 2/3/2028
b
930,750
955,000
6.916%,  (LIBOR 1M +
5.250%), 1/15/2029
b
806,975
Rinchem Company, LLC, Term
Loan
364,000
6.654%,  (SOFRRATE +
4.500%), 3/2/2029
b,c
339,885
Stonepeak Taurus Lower Holdings,
LLC, Term Loan
546,000
9.154%,  (SOFRRATE +
7.000%), 1/28/2030
b,c
499,590
Tiger Acquisition, LLC, Term Loan
565,725
4.916%,  (LIBOR 1M +
3.250%), 6/1/2028
b
504,604
Tronox Finance, LLC, Term Loan
707,723
4.400%,  (LIBOR 3M +
2.250%), 3/11/2028
b
672,337
Total 5,803,257

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (1.4%)
a
Value
Technology (0.1%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
$ 1,299,313
4.739%,  (LIBOR 3M +
3.500%), 8/21/2026
b
$ 1,112,536
Crown Subsea Communications
Holding, Inc., Term Loan
1,358,322
5.812%,  (LIBOR 1M +
4.750%), 4/27/2027
b,c
1,290,406
Gogo Intermediate Holdings, LLC,
Term Loan
1,470,150
4.989%,  (LIBOR 3M +
3.750%), 4/30/2028
b
1,387,822
Gridiron Fiber Corporation, Term
Loan
855,855
6.750%,  (LIBOR 3M +
4.500%), 10/4/2028
b
804,504
Lummus Technology Holdings V,
LLC, Term Loan
2,795,791
5.166%,  (LIBOR 1M +
3.500%), 6/30/2027
b
2,577,132
Rackspace Technology Global,
Inc., Term Loan
2,355,187
4.160%,  (LIBOR 3M +
2.750%), 2/9/2028
b
2,140,277
Redstone Holdco 2 LP, Term Loan
838,594
5.934%,  (LIBOR 3M +
4.750%), 4/27/2028
b
718,398
481,772
8.975%,  (LIBOR 3M +
7.750%), 8/6/2029
b
412,397
SS&C Technologies, Inc., Term
Loan
75,569
3.416%,  (LIBOR 1M +
1.750%), 4/16/2025
b
71,649
64,705
3.416%,  (LIBOR 1M +
1.750%), 4/16/2025
b
61,349
Verscend Holding Corporation,
Term Loan
534,554
5.666%,  (LIBOR 1M +
4.000%), 8/27/2025
b
510,499
Total 11,086,969
Transportation (0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
2,850,000
5.813%,  (LIBOR 3M +
4.750%), 4/20/2028
b
2,713,599
Air Canada, Term Loan
609,000
4.250%,  (LIBOR 3M +
3.500%), 8/11/2028
b,c
558,757
Genesee & Wyoming, Inc., Term
Loan
1,622,650
4.250%,  (LIBOR 3M +
2.000%), 12/30/2026
b
1,555,115
Hertz Corporation, Term Loan
460,350
4.920%,  (LIBOR 1M +
3.250%), 6/30/2028
b
432,563
87,635
4.920%,  (LIBOR 1M +
3.250%), 6/30/2028
b
82,345
Mileage Plus Holdings, LLC, Term
Loan
900,000
7.313%,  (LIBOR 3M +
5.250%), 6/20/2027
b
887,400
Principal
Amount Bank Loans (1.4%)
a
Value
Transportation (0.1%) - continued
SkyMiles IP, Ltd., Term Loan
$ 965,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
$ 958,062
United Airlines, Inc., Term Loan
869,000
5.392%,  (LIBOR 1M +
3.750%), 4/21/2028
b
805,459
Total 7,993,300
Utilities (0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
277,630
3.395%,  (LIBOR 1M +
2.250%), 9/24/2026
b
276,241
Calpine Corporation, Term Loan
1,497,200
4.170%,  (LIBOR 1M +
2.500%), 12/16/2027
b
1,419,960
Constellation Renewables, LLC,
Term Loan
495,448
4.080%,  (LIBOR 3M +
2.500%), 12/15/2027
b
476,621
CQP Holdco, LP, Term Loan
2,069,100
6.000%,  (LIBOR 3M +
3.750%), 6/4/2028
b
1,939,781
EnergySolutions, LLC, Term Loan
923,195
6.000%,  (LIBOR 3M +
3.750%), 5/11/2025
b
854,343
GIP III Stetson I, LP, Term Loan
844,317
5.916%,  (LIBOR 1M +
4.250%), 7/18/2025
b,d,e
795,507
Osmose Utilities Services, Inc.,
Term Loan
367,225
4.916%,  (LIBOR 1M +
3.250%), 6/22/2028
b
326,144
PG&E Corporation, Term Loan
856,556
4.688%,  (LIBOR 1M +
3.000%), 6/23/2025
b
805,591
Total 6,894,188
Total Bank Loans
(cost $139,968,282) 130,702,808
Shares
Registered Investment
Companies ( 38.7% ) Value
Unaffiliated  (0.8%)
1,606 Direxion Daily S&P 500
f
105,338
18,527 Invesco QQQ Trust Series 1
f
5,192,748
6,499 iShares U.S. Home Construction
ETF 341,197
45,275 ProShares Ultra S&P 500
f
2,032,847
22,735 ProShares UltraPro QQQ
f
545,640
65,500 SPDR Blackstone Senior Loan ETF
f
2,727,420
134,905 SPDR Bloomberg Short Term High
Yield Bond ETF
f
3,253,908
149,664 SPDR S&P 500 ETF Trust
f
56,460,744
18,079 SPDR S&P Biotech ETF
f,g
1,342,727
30,699 SPDR S&P Oil & Gas Exploration
ETF
f
3,667,917
Total 75,670,486
Affiliated  (37.9%)
21,723,921 Thrivent Core Emerging Markets
Debt Fund 162,929,410

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (38.7%) Value
Affiliated  (37.9%)- continued
5,655,785 Thrivent Core Emerging Markets
Equity Fund $ 49,261,887
21,802,367 Thrivent Core Low Volatility Equity
Fund 257,485,951
14,903,248 Thrivent Core Small Cap Value
Fund 129,807,294
37,480,108 Thrivent Global Stock Portfolio 416,044,194
27,899,637 Thrivent High Yield Portfolio 109,645,575
42,774,259 Thrivent Income Portfolio 372,285,761
45,964,521 Thrivent International Allocation
Portfolio 368,736,583
4,932,892 Thrivent International Index
Portfolio 53,748,300
42,924,515 Thrivent Large Cap Value Portfolio 833,160,542
22,257,899 Thrivent Limited Maturity Bond
Portfolio 209,880,860
23,402,973 Thrivent Mid Cap Stock Portfolio 399,767,250
8,228,514 Thrivent Small Cap Stock Portfolio 142,588,630
Total 3,505,342,237
Total Registered Investment
Companies (cost $3,358,503,826) 3,581,012,723
Shares Common Stock ( 26.9% ) Value
Communications Services (1.9%)
5,100 Alphabet, Inc., Class A
g
11,114,226
37,969 Alphabet, Inc., Class C
g
83,055,289
18,684 AMC Networks, Inc.
f,g
544,078
5,169 Cars.com, Inc.
g
48,744
1,986 Charter Communications, Inc.
g
930,501
453,853 Comcast Corporation 17,809,192
6,379 DISH Network Corporation
g
114,376
15,571 Fox Corporation, Class A 500,763
5,202 Hemisphere Media Group, Inc.
g
39,691
20,442 Liberty Global plc, Class A
g
430,304
5,825 Liberty Latin America, Ltd.
g
45,435
98,127 Live Nation Entertainment, Inc.
g
8,103,328
38,351 Match Group, Inc.
g
2,672,681
40,589 Meta Platforms, Inc.
g
6,544,976
134,669 News Corporation, Class A 2,098,143
2,042 News Corporation, Class B 32,447
6,939 Nexstar Broadcasting Group, Inc. 1,130,224
21,989 Omnicom Group, Inc. 1,398,720
32,260 QuinStreet, Inc.
g
324,536
3,164 RingCentral, Inc.
g
165,351
11,074 Telephone & Data Systems, Inc. 174,858
391,569 Twitter, Inc.
g
14,640,765
1,356 United States Cellular Corporation
g
39,270
74,277 Upwork, Inc.
g
1,536,048
206,736 Verizon Communications, Inc. 10,491,852
102,365 Walt Disney Company
g
9,663,256
178,658 Warner Bros. Discovery, Inc.
g
2,397,590
11,378 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
g
173,515
28,044 Zillow Group, Inc.
g
892,080
90,300 ZoomInfo Technologies, Inc.
g
3,001,572
Total 180,113,811
Consumer Discretionary (3.2%)
3,964 Aaron's Company, Inc. 57,676
1,986 Adient plc
g
58,845
5,359 Adtalem Global Education, Inc.
g
192,763
707,815 Amazon.com, Inc.
g
75,177,031
Shares Common Stock (26.9%) Value
Consumer Discretionary (3.2%) - continued
4,829 American Axle & Manufacturing
Holdings, Inc.
g
$ 36,362
621 America's Car-Mart, Inc.
g
62,473
156,321 Aptiv plc
g
13,923,512
1,395 AutoZone, Inc.
g
2,998,022
24,889 Bally's Corporation
f,g
492,304
39,607 Beazer Homes USA, Inc.
g
478,057
1,262 Booking Holdings, Inc.
g
2,207,225
3,111 Brunswick Corporation 203,397
8,528 Buckle, Inc. 236,140
15,938 Burlington Stores, Inc.
g
2,171,234
36,901 Caesars Entertainment, Inc.
g
1,413,308
10,521 Cedar Fair, LP
g
461,977
25,352 Cheesecake Factory, Inc. 669,800
18,752 Chico's FAS, Inc.
g
93,198
11,580 Chipotle Mexican Grill, Inc.
g
15,138,071
17,808 Choice Hotels International, Inc. 1,987,907
2,495 Chuy's Holdings, Inc.
g
49,700
8,479 Cimpress plc
g
329,833
19,492 Clarus Corporation 370,153
1,151 Columbia Sportswear Company 82,389
22,614 Container Store Group, Inc.
g
140,885
125,507 Cooper-Standard Holdings, Inc.
g
626,280
3,706 Cracker Barrel Old Country Store,
Inc. 309,414
22,234 Culp, Inc. 95,606
44,553 D.R. Horton, Inc. 2,948,963
3,585 Dave & Buster's Entertainment,
Inc.
g
117,516
29,026 Designer Brands, Inc. 379,080
9 Dollar General Corporation 2,209
7,083 Dorman Products, Inc.
g
777,076
179,076 Duluth Holdings, Inc.
g
1,708,385
40,147 Emerald Holding, Inc.
g
163,398
371,409 Everi Holdings, Inc.
g
6,057,681
13,821 Expedia Group, Inc.
f,g
1,310,646
37,309 Five Below, Inc.
g
4,231,960
11,478 Foot Locker, Inc. 289,820
153,367 Ford Motor Company 1,706,975
38,079 Freshpet, Inc.
g
1,975,919
57,901 Gap, Inc. 477,104
1,625 Garmin, Ltd. 159,656
142,700 General Motors Company
g
4,532,152
64,560 Gentex Corporation 1,805,743
2,316 Genuine Parts Company 308,028
4,774 G-III Apparel Group, Ltd.
g
96,578
59,030 Goodyear Tire & Rubber
Company
g
632,211
10,018 Grand Canyon Education, Inc.
g
943,595
1,428 Group 1 Automotive, Inc. 242,474
32,580 Hanesbrands, Inc. 335,248
4,779 Harley-Davidson, Inc. 151,303
34,290 Home Depot, Inc. 9,404,718
22,649 Lear Corporation 2,851,283
16,820 Lithia Motors, Inc. 4,622,304
35,728 Lowe's Companies, Inc. 6,240,610
844 Lululemon Athletica, Inc.
g
230,083
16,532 M.D.C. Holdings, Inc. 534,149
238,569 Macy's, Inc. 4,370,584
83,642 Magnite, Inc.
g
742,741
180 Marriott Vacations Worldwide
Corporation 20,916
24,672 McDonald's Corporation 6,091,023
10,125 Miller Industries, Inc. 229,534
32,839 Modine Manufacturing Company
g
345,795

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (26.9%) Value
Consumer Discretionary (3.2%) - continued
24,100 Mohawk Industries, Inc.
g
$ 2,990,569
63,048 Newell Brands, Inc. 1,200,434
131,136 NIKE, Inc. 13,402,099
40,297 Nordstrom, Inc.
f
851,476
720 NVR, Inc.
g
2,882,981
30,420 Papa John's International, Inc. 2,540,678
53,790 Penn National Gaming, Inc.
g
1,636,292
18,616 Perdoceo Education Corporation
g
219,297
50,382 Planet Fitness, Inc.
g
3,426,480
40,158 PVH Corporation 2,284,990
124,343 Qurate Retail, Inc. 356,864
2,270 RCI Hospitality Holdings, Inc. 109,777
496 RH
g
105,281
80,460 Ross Stores, Inc. 5,650,706
10,296 Ruth's Hospitality Group, Inc. 167,413
44,848 Six Flags Entertainment
Corporation
g
973,202
57,023 Skyline Champion Corporation
g
2,704,031
9,158 Sleep Number Corporation
g
283,440
41,560 Sony Group Corporation ADR 3,398,361
12,129 Sportsman's Warehouse Holdings,
Inc.
g
116,317
2,531 Standard Motor Products, Inc. 113,870
16,045 Stoneridge, Inc.
g
275,172
4,198 Strategic Education, Inc. 296,295
45,964 Tapestry, Inc. 1,402,821
76,228 Taylor Morrison Home Corporation
g
1,780,686
67,310 Tesla, Inc.
g
45,327,900
3,851 Thor Industries, Inc. 287,785
176,644 ThredUp, Inc.
g
441,610
42,443 Toll Brothers, Inc. 1,892,958
3,040 TopBuild Corporation
g
508,166
7,732 Travel + Leisure Company 300,156
5,991 TripAdvisor, Inc.
g
106,640
7,164 Ulta Beauty, Inc.
g
2,761,579
5,621 Urban Outfitters, Inc.
g
104,888
19,728 Vail Resorts, Inc. 4,301,690
1,953 Visteon Corporation
g
202,292
1,130 Williams-Sonoma, Inc. 125,374
22,866 Wingstop, Inc. 1,709,691
8,520 Wolverine World Wide, Inc. 171,763
38,634 Wyndham Hotels & Resorts, Inc. 2,539,027
58,771 Xometry, Inc.
f,g
1,994,100
16,300 Zumiez, Inc.
g
423,800
Total 299,469,973
Consumer Staples (1.1%)
151,014 BJ's Wholesale Club Holdings,
Inc.
g
9,411,192
27,665 Casey's General Stores, Inc. 5,117,472
27,985 Celsius Holdings, Inc.
g
1,826,301
2,716 Coca-Cola Company 170,864
197 Constellation Brands, Inc. 45,913
23,552 Costco Wholesale Corporation 11,288,003
32,091 Darling Ingredients, Inc.
g
1,919,042
169,012 e.l.f. Beauty, Inc.
g
5,185,288
27,128 Estee Lauder Companies, Inc. 6,908,688
23,208 Hain Celestial Group, Inc.
g
550,958
3,727 Hershey Company 801,901
11,280 Ingredion, Inc. 994,445
9,355 John B. Sanfilippo & Son, Inc. 678,144
17,282 Kraft Heinz Company 659,135
151,162 Lamb Weston Holdings, Inc. 10,802,036
297 Medifast, Inc. 53,611
15,019 Monster Beverage Corporation
g
1,392,261
Shares Common Stock (26.9%) Value
Consumer Staples (1.1%) - continued
2,085 PepsiCo, Inc. $ 347,486
13,929 Performance Food Group
Company
g
640,455
75,396 Philip Morris International, Inc. 7,444,601
1,098 PriceSmart, Inc. 78,650
40,780 Primo Water Corporation 545,636
38,606 Procter & Gamble Company 5,551,157
2,087 Seneca Foods Corporation
g
115,912
31,890 Sprouts Farmers Markets, Inc.
g
807,455
45,391 Sysco Corporation 3,845,072
102,068 Turning Point Brands, Inc. 2,769,105
8,675 US Foods Holding Corporation
g
266,149
5,173 Utz Brands, Inc. 71,491
207,808 Walmart, Inc. 25,265,297
Total 105,553,720
Energy (1.0%)
40,951 Antero Midstream Corporation 370,607
78,616 Antero Resources Corporation
g
2,409,580
11,062 APA Corporation 386,064
44,135 Archrock, Inc. 364,996
99,003 BP plc ADR 2,806,735
7,554 California Resources Corporation 290,829
965 Callon Petroleum Company
g
37,828
25,112 ChampionX Corporation 498,473
9,940 Chevron Corporation 1,439,113
742 Civitas Resources, Inc. 38,799
58,146 ConocoPhillips 5,222,092
100,504 Devon Energy Corporation 5,538,775
11,325 DT Midstream, Inc. 555,151
175,052 Enterprise Products Partners, LP 4,266,017
23,302 EOG Resources, Inc. 2,573,473
11,349 EQT Corporation 390,406
168,293 Exxon Mobil Corporation 14,412,613
275 Gulfport Energy Corporation
g
21,865
202,695 Halliburton Company 6,356,515
8,078 Helmerich & Payne, Inc. 347,839
23,618 HF Sinclair Corporation 1,066,589
11,548 Kimbell Royalty Partners, LP 181,073
73,935 Liberty Energy, Inc.
g
943,411
81,441 Marathon Oil Corporation 1,830,794
33,630 Marathon Petroleum Corporation 2,764,722
48,060 Matador Resources Company 2,239,115
11,649 Newpark Resources, Inc.
g
35,995
15,453 NexTier Oilfield Solutions, Inc.
g
146,958
41,543 Nine Energy Service, Inc.
f,g
110,089
124,638 NOV, Inc. 2,107,629
14,353 Oceaneering International, Inc.
g
153,290
33,091 PBF Energy, Inc.
g
960,301
19,952 Pioneer Natural Resources
Company 4,450,892
20,546 Plains GP Holdings, LP 212,035
126,190 ProPetro Holding Corporation
g
1,261,900
36,595 Ring Energy, Inc.
f,g
97,343
12,895 RPC, Inc.
g
89,104
165,893 Schlumberger, Ltd. 5,932,334
4,717 Select Energy Services, Inc.
g
32,170
7,180 Sitio Royalties Corporation 166,432
36,463 SM Energy Company 1,246,670
6,633 Solaris Oilfield Infrastructure, Inc. 72,167
125,163 Talos Energy, Inc.
g
1,936,272
8,054 Targa Resources Corporation 480,582
543,839 TechnipFMC plc
g
3,660,036
10,036 VAALCO Energy, Inc.
f
69,650
2,002 Valero Energy Corporation 212,773

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (26.9%) Value
Energy (1.0%) - continued
234,530 Williams Companies, Inc. $ 7,319,681
10,697 World Fuel Services Corporation 218,861
Total 88,326,638
Financials (3.3%)
111,750 Air Lease Corporation 3,735,802
185,975 Ally Financial, Inc. 6,232,022
10,188 American Equity Investment Life
Holding Company 372,575
115,801 American Express Company 16,052,335
17,507 American Financial Group, Inc. 2,430,147
658 Ameriprise Financial, Inc. 156,393
38,237 Ameris Bancorp 1,536,363
108,490 Annaly Capital Management, Inc. 641,176
20,361 Arch Capital Group, Ltd.
g
926,222
8,068 Argo Group International Holdings,
Ltd. 297,386
53,394 ARMOUR Residential REIT, Inc. 375,894
20,274 Arthur J. Gallagher & Company 3,305,473
3,179 Assured Guaranty, Ltd. 177,356
197,497 Bank of America Corporation 6,148,082
2,311 Bank of Marin Bancorp 73,444
10,995 Bank of N.T. Butterfield & Son, Ltd. 342,934
22,088 BankFinancial Corporation 207,406
2,672 Banner Corporation 150,193
1,475 BCB Bancorp, Inc. 25,119
36,812 Berkshire Hathaway, Inc.
g
10,050,412
26,042 Bridgewater Bancshares, Inc.
g
420,318
65,592 Brighthouse Financial, Inc.
g
2,690,584
8,414 Brown & Brown, Inc. 490,873
24,683 Byline Bancorp, Inc. 587,455
33,964 Capital One Financial Corporation 3,538,709
107,453 Central Pacific Financial
Corporation 2,304,867
383,581 Charles Schwab Corporation 24,234,648
18,057 Chimera Investment Corporation 159,263
28,138 Chubb, Ltd. 5,531,368
11,846 Cincinnati Financial Corporation 1,409,437
193,185 Citigroup, Inc. 8,884,578
17,981 CNO Financial Group, Inc. 325,276
23,280 Columbia Banking System, Inc. 666,972
40,684 Comerica, Inc. 2,985,392
43,802 Community Trust Bancorp, Inc. 1,771,353
3,842 ConnectOne Bancorp, Inc. 93,937
102,389 Customers Bancorp, Inc.
g
3,470,987
3,115 Dime Community Bancshares, Inc. 92,360
23,083 Discover Financial Services 2,183,190
3,102 Eagle Bancorp, Inc. 147,066
53,272 East West Bancorp, Inc. 3,452,026
25,280 Ellington Residential Mortgage
REIT 188,842
1,319 Employers Holdings, Inc. 55,253
27,949 Enova International, Inc.
g
805,490
16,566 Enterprise Financial Services
Corporation 687,489
116,133 Equitable Holdings, Inc. 3,027,587
2,096 Equity Bancshares, Inc. 61,119
7,387 Essent Group, Ltd. 287,354
62,575 F.N.B. Corporation 679,564
9,039 Federated Hermes, Inc. 287,350
35,090 Financial Institutions, Inc. 913,042
1,300 First Busey Corporation 29,705
29,884 First Financial Corporation 1,329,838
3,198 First Mid-Illinois Bancshares, Inc. 114,073
3,270 First of Long Island Corporation 57,323
Shares Common Stock (26.9%) Value
Financials (3.3%) - continued
30,361 Flushing Financial Corporation $ 645,475
117,397 Fulton Financial Corporation 1,696,387
6,256 Glacier Bancorp, Inc. 296,659
13,659 Global Life, Inc. 1,331,343
35,526 Great Southern Bancorp, Inc. 2,080,403
57,752 Hamilton Lane, Inc. 3,879,779
50,444 Hancock Whitney Corporation 2,236,183
138,588 Hanmi Financial Corporation 3,109,915
24,617 Hanover Insurance Group, Inc. 3,600,236
48,802 Heartland Financial USA, Inc. 2,027,235
20,710 HomeStreet, Inc. 718,016
29,512 Hometrust Bancshares, Inc. 737,800
502,755 Hope Bancorp, Inc. 6,958,129
25,675 Horizon Bancorp, Inc. 447,258
3,808 Houlihan Lokey, Inc. 300,565
73,305 Independent Bank Corporation 1,413,320
32,373 Invesco Mortgage Capital, Inc. 475,236
104,420 Invesco, Ltd. 1,684,295
63,445 J.P. Morgan Chase & Company 7,144,541
39,250 Kinsale Capital Group, Inc. 9,013,370
16,638 Lakeland Bancorp, Inc. 243,248
7,333 Lincoln National Corporation 342,964
21,892 M&T Bank Corporation 3,489,366
12,780 Marsh & McLennan Companies,
Inc. 1,984,095
5,607 Mercantile Bank Corporation 179,144
178 Merchants Bancorp 4,035
1,040 Meta Financial Group, Inc. 40,217
92,199 MetLife, Inc. 5,789,175
34,288 MFA Financial, Inc. 368,596
53,849 Midland States Bancorp, Inc. 1,294,530
64,004 MidWestOne Financial Group, Inc. 1,902,199
23,705 Moody's Corporation 6,447,049
65,834 Morgan Stanley 5,007,334
8,929 MSCI, Inc. 3,680,087
532,703 New York Community Bancorp,
Inc. 4,863,578
47,435 NMI Holdings, Inc.
g
789,793
13,255 Northern Trust Corporation 1,278,842
6,353 Northfield Bancorp, Inc. 82,780
55,345 OceanFirst Financial Corporation 1,058,750
13,851 OFG Bancorp 351,815
30,630 Old Republic International
Corporation 684,887
51,765 OneMain Holdings, Inc. 1,934,976
129,274 PacWest Bancorp 3,446,445
1,298 PCB Bancorp 24,247
1,760 Peapack-Gladstone Financial
Corporation 52,272
84,498 Popular, Inc. 6,500,431
3,145 QCR Holdings, Inc. 169,799
156,605 Radian Group, Inc. 3,077,288
130,895 Raymond James Financial, Inc. 11,703,322
684 Reinsurance Group of America,
Inc. 80,226
8,392 RenaissanceRe Holdings, Ltd. 1,312,257
3,920 RLI Corporation 457,033
55,399 S&P Global, Inc. 18,672,787
3,436 S&T Bancorp, Inc. 94,249
57,008 Seacoast Banking Corporation of
Florida 1,883,544
36,264 SEI Investments Company 1,958,981
4,852 Selective Insurance Group, Inc. 421,833
16,488 Signature Bank 2,954,814
5,745 SiriusPoint, Ltd.
g
31,138

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (26.9%) Value
Financials (3.3%) - continued
42,335 State Street Corporation $ 2,609,953
13,354 Synchrony Financial 368,837
10,919 Synovus Financial Corporation 393,630
8,161 Territorial Bancorp, Inc. 170,157
48,628 Texas Capital Bancshares, Inc.
g
2,559,778
26,335 TPG RE Finance Trust, Inc. 237,278
34,061 Tradeweb Markets, Inc. 2,324,663
7,913 Triumph Bancorp, Inc.
g
495,037
80,937 Truist Financial Corporation 3,838,842
41,596 TrustCo Bank Corporation NY 1,282,821
74,605 Two Harbors Investment
Corporation 371,533
108,488 Umpqua Holdings Corporation 1,819,344
2,023 Univest Financial Corporation 51,465
140,529 Unum Group 4,780,797
39,493 Virtu Financial, Inc. 924,531
140,523 Wells Fargo & Company 5,504,286
91,608 Western Alliance Bancorp 6,467,525
47,651 Western Asset Mortgage Capital
Corporation 57,658
5,248 Zions Bancorporation NA 267,123
7,752 Zurich Insurance Group AG 3,380,441
Total 309,561,392
Health Care (3.9%)
103,605 Abbott Laboratories 11,256,683
53,112 AbbVie, Inc. 8,134,634
18,099 Accolade, Inc.
g
133,933
11,232 AdaptHealth Corporation
g
202,625
48,544 Adaptive Biotechnologies
Corporation
g
392,721
12,025 Agilent Technologies, Inc. 1,428,209
151,327 Agilon Health, Inc.
g
3,303,468
23,983 Agios Pharmaceuticals, Inc.
g
531,703
10,990 Aldeyra Therapeutics, Inc.
g
43,850
662 Align Technology, Inc.
g
156,676
11,604 Allogene Therapeutics, Inc.
g
132,286
2,558 Amedisys, Inc.
g
268,897
19,295 AmerisourceBergen Corporation 2,729,857
45,973 Amgen, Inc. 11,185,231
13,712 Amneal Pharmaceuticals, Inc.
g
43,604
4,045 Anika Therapeutics, Inc.
g
90,284
14,566 Argenx SE ADR
g
5,518,766
25,856 Ascendis Pharma AS ADR
g
2,403,574
59,532 AstraZeneca plc ADR 3,933,279
19,685 Atara Biotherapeutics, Inc.
g
153,346
37,526 Avanos Medical, Inc.
g
1,025,961
117,637 Avantor, Inc.
g
3,658,511
81,597 Axonics, Inc.
g
4,624,102
99,856 Baxter International, Inc. 6,413,751
23,080 Becton, Dickinson and Company 5,689,912
12,590 Biogen, Inc.
g
2,567,605
43,980 BioLife Solutions, Inc.
g
607,364
1,003 Bio-Rad Laboratories, Inc.
g
496,485
10,420 Bio-Techne Corporation 3,611,989
2,841 Boston Scientific Corporation
g
105,884
4,157 Bristol-Myers Squibb Company 320,089
7,417 Cardiovascular Systems, Inc.
g
106,508
71,294 Centene Corporation
g
6,032,185
12,653 Charles River Laboratories
International, Inc.
g
2,707,362
3,053 Chemed Corporation 1,433,048
56,982 Cigna Holding Company 15,015,897
22,106 Community Health Systems, Inc.
g
82,898
8,803 Cooper Companies, Inc. 2,756,395
Shares Common Stock (26.9%) Value
Health Care (3.9%) - continued
28,147 CVS Health Corporation $ 2,608,101
60,854 Danaher Corporation 15,427,706
25,368 Dentsply Sirona, Inc. 906,399
11,419 DermTech, Inc.
f,g
63,261
40,948 DexCom, Inc.
g
3,051,854
40,077 Editas Medicine, Inc.
g
474,111
125,092 Edwards Lifesciences
Corporation
g
11,894,998
20,311 Elanco Animal Health, Inc.
g
398,705
28,241 Elevance Health, Inc. 13,628,542
4,285 Embecta Corporation
g
108,496
26,056 Encompass Health Corporation 1,460,439
3,736 Exact Sciences Corporation
g
147,161
8,751 Forma Therapeutics Holdings,
Inc.
g
60,294
32,983 Gilead Sciences, Inc. 2,038,679
79,469 GlaxoSmithKline plc ADR 3,459,286
8,927 Global Blood Therapeutics, Inc.
g
285,218
2,214 Guardant Health, Inc.
g
89,313
51,847 Halozyme Therapeutics, Inc.
g
2,281,268
2,150 Hanger, Inc.
g
30,788
17,015 HCA Healthcare, Inc. 2,859,541
7,571 HealthEquity, Inc.
g
464,784
2,097 HealthStream, Inc.
g
45,526
4,237 Henry Schein, Inc.
g
325,147
59,801 Hologic, Inc.
g
4,144,209
4,714 ICU Medical, Inc.
g
774,935
1,254 IDEXX Laboratories, Inc.
g
439,815
67,907 Immunocore Holdings plc ADR
g
2,533,610
39,475 Inari Medical, Inc.
g
2,683,905
57,959 Inotiv, Inc.
g
556,406
18,408 Inspire Medical Systems, Inc.
g
3,362,589
18,841 Insulet Corporation
g
4,106,208
1,876 Integer Holdings Corporation
g
132,558
3,419 Integra LifeSciences Holdings
Corporation
g
184,729
56,310 Intuitive Surgical, Inc.
g
11,301,980
143,404 Invitae Corporation
g
349,906
15,306 Ionis Pharmaceuticals, Inc.
g
566,628
88,295 Johnson & Johnson 15,673,245
19,779 Kura Oncology, Inc.
g
362,549
52,425 Laboratory Corporation of America
Holdings 12,286,323
58,612 Lantheus Holdings, Inc.
g
3,870,150
5,568 Masimo Corporation
g
727,571
9,433 MEDNAX, Inc.
g
198,187
48,589 Medtronic plc 4,360,863
124,457 Merck & Company, Inc. 11,346,745
4,472 Merit Medical Systems, Inc.
g
242,695
1,489 Molina Healthcare, Inc.
g
416,339
1,072 MultiPlan Corporation
g
5,885
27,676 Natera, Inc.
g
980,837
12,528 National HealthCare Corporation 875,707
22,802 NeoGenomics, Inc.
g
185,836
87,517 Novo Nordisk AS ADR 9,752,019
5,429 Nurix Therapeutics, Inc.
g
68,785
11,156 NuVasive, Inc.
g
548,429
42,455 Omnicell, Inc.
g
4,829,256
8,555 Orthofix Medical, Inc.
g
201,385
34,665 Premier, Inc. 1,236,847
185,285 Progyny, Inc.
g
5,382,529
57,986 R1 RCM, Inc.
g
1,215,387
13,022 Regeneron Pharmaceuticals, Inc.
g
7,697,695
31,704 Repligen Corporation
g
5,148,730
1,992 Sage Therapeutics, Inc.
g
64,342

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (26.9%) Value
Health Care (3.9%) - continued
21,800 Sarepta Therapeutics, Inc.
g
$ 1,634,128
5,763 Scholar Rock Holding Corporation
g
31,639
8,250 Signify Health, Inc.
g
113,850
63,794 Silk Road Medical, Inc.
g
2,321,464
2,481 STAAR Surgical Company
g
175,977
41,540 Stryker Corporation 8,263,552
22,667 Syneos Health, Inc.
g
1,624,771
13,397 Teladoc Health, Inc.
f,g
444,914
37,955 Teleflex, Inc. 9,331,237
28,375 Thermo Fisher Scientific, Inc. 15,415,570
189,490 Tilray Brands, Inc.
f,g
591,209
27,433 Travere Therapeutics, Inc.
g
664,702
1,875 U.S. Physical Therapy, Inc. 204,750
9,889 Ultragenyx Pharmaceutical, Inc.
g
589,978
13,633 Veracyte, Inc.
g
271,297
48,254 Viemed Healthcare, Inc.
g
259,607
50,618 Vor BioPharma, Inc.
f,g
251,571
14,723 VYNE Therapeutics, Inc.
g
5,726
1,424 Waters Corporation
g
471,316
8,467 Zentalis Pharmaceuticals, Inc.
g
237,923
65,338 Zimmer Biomet Holdings, Inc. 6,864,410
111,091 Zoetis, Inc. 19,095,432
Total 359,090,026
Industrials (3.5%)
61,991 3M Company 8,022,255
4,785 A.O. Smith Corporation 261,644
7,681 ACCO Brands Corporation 50,157
1,805 Advanced Drainage Systems, Inc. 162,576
20,049 AECOM 1,307,596
56,475 Alaska Air Group, Inc.
g
2,261,824
2,679 Allegion plc 262,274
63,691 Altra Industrial Motion Corporation 2,245,108
2,850 American Woodmark Corporation
g
128,279
70,805 AMETEK, Inc. 7,780,761
3,767 Armstrong World Industries, Inc. 282,374
62,392 ASGN, Inc.
g
5,630,878
25,193 AZZ, Inc. 1,028,378
27,949 Badger Infrastructure Solutions,
Ltd. 613,176
12,987 Barnes Group, Inc. 404,415
28,848 Carlisle Companies, Inc. 6,883,421
3,269 Caterpillar, Inc. 584,366
42,389 CBIZ, Inc.
g
1,693,864
64,105 Chart Industries, Inc.
g
10,729,895
17,151 Cintas Corporation 6,406,413
179,575 CNH Industrial NV 2,081,274
2,185 Columbus McKinnon Corporation 61,988
1,979 Covenant Logistics Group, Inc. 49,653
58,328 Crane Holdings, Company 5,107,200
13,843 CSW Industrials, Inc. 1,426,244
244,432 CSX Corporation 7,103,194
35,374 Curtiss-Wright Corporation 4,671,490
6,308 Deere & Company 1,889,057
93,523 Delta Air Lines, Inc.
g
2,709,361
7,326 Donaldson Company, Inc. 352,674
510 Douglas Dynamics, Inc. 14,657
186,385 Driven Brands Holdings, Inc.
g
5,133,043
11,863 Dun & Bradstreet Holdings, Inc.
g
178,301
3,309 Eagle Bulk Shipping, Inc. 171,671
21,344 EMCOR Group, Inc. 2,197,578
83,661 Emerson Electric Company 6,654,396
37,715 Fastenal Company 1,882,733
191,832 First Advantage Corporation
g
2,430,511
13,793 Forrester Research, Inc.
g
659,857
Shares Common Stock (26.9%) Value
Industrials (3.5%) - continued
33,630 Fortune Brands Home and
Security, Inc. $ 2,013,764
33,041 Forward Air Corporation 3,038,450
5,256 GATX Corporation 494,905
11,912 Genco Shipping & Trading, Ltd. 230,140
7,786 Generac Holdings, Inc.
g
1,639,576
19,186 General Dynamics Corporation 4,244,903
1,641 Gibraltar Industries, Inc.
g
63,589
1,875 Gorman-Rupp Company 53,063
3,254 GrafTech International, Ltd. 23,006
9,941 Greenbrier Companies, Inc. 357,777
4,602 Helios Technologies, Inc. 304,883
37,745 Honeywell International, Inc. 6,560,458
171,316 Howmet Aerospace, Inc. 5,387,888
25,297 Hubbell, Inc. 4,517,538
1,467 ICF International, Inc. 139,365
40,536 IDEX Corporation 7,362,554
11,960 Illinois Tool Works, Inc. 2,179,710
6,601 ITT Corporation 443,851
38,333 Janus International Group, Inc.
g
346,147
737 JB Hunt Transport Services, Inc. 116,055
2,451 JetBlue Airways Corporation
g
20,515
55,456 Johnson Controls International plc 2,655,233
9,428 Kennametal, Inc. 219,012
16,986 L3Harris Technologies, Inc. 4,105,516
36,870 Landstar System, Inc. 5,361,635
3,466 Lennox International, Inc. 716,041
63,695 Lincoln Electric Holdings, Inc. 7,857,415
13,890 Linde plc 3,993,792
16,559 Lockheed Martin Corporation 7,119,708
12,328 Manitowoc Company, Inc.
g
129,814
25,037 ManpowerGroup, Inc. 1,913,077
5,576 Masonite International
Corporation
g
428,404
27,794 Mercury Systems, Inc.
g
1,787,988
54,397 Middleby Corporation
g
6,819,208
29,281 MSC Industrial Direct Company,
Inc. 2,199,296
20,335 NAPCO Security Technologies,
Inc.
g
418,698
1,358 National Presto Industries, Inc. 89,139
47,569 Norfolk Southern Corporation 10,811,958
18,720 Northrop Grumman Corporation 8,958,830
16,260 NOW, Inc.
g
159,023
8,807 Old Dominion Freight Line, Inc. 2,257,058
46,611 Parker-Hannifin Corporation 11,468,637
1,481 Proto Labs, Inc.
g
70,851
3,463 Quad/Graphics, Inc.
g
9,523
2,705 Quanta Services, Inc. 339,045
149,591 Ranpak Holdings Corporation
g
1,047,137
18,884 RBC Bearings, Inc.
g
3,492,596
100,827 Regal Rexnord Corporation 11,445,881
68,236 Rush Enterprises, Inc. 3,288,975
8,615 Saia, Inc.
g
1,619,620
37,527 SkyWest, Inc.
g
797,449
3,952 Snap-On, Inc. 778,663
4,818 Southwest Airlines Company
g
174,026
40,023 Standex International Corporation 3,393,150
164,734 Summit Materials, Inc.
g
3,836,655
170,852 Sun Country Airlines Holdings,
Inc.
g
3,133,426
2,898 Sunrun, Inc.
g
67,697
9,025 Technip Energies NV ADR
f
111,820
20,106 Teledyne Technologies, Inc.
g
7,541,962
6,254 Tennant Company 370,550

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (26.9%) Value
Industrials (3.5%) - continued
13,805 Timken Company $ 732,355
8,319 Toro Company 630,497
6,959 Trane Technologies plc 903,765
40,714 TransUnion 3,256,713
18,053 Trex Company, Inc.
g
982,444
20,664 TriMas Corporation 572,186
45,063 Tutor Perini Corporation
g
395,653
668,661 Uber Technologies, Inc.
g
13,680,804
1,623 UniFirst Corporation 279,448
57,953 Union Pacific Corporation 12,360,216
30,981 United Parcel Service, Inc. 5,655,272
20,176 United Rentals, Inc.
g
4,900,952
8,923 Univar Solutions, Inc.
g
221,915
11,001 Valmont Industries, Inc. 2,471,155
9,501 Verisk Analytics, Inc. 1,644,528
83,068 Vicor Corporation
g
4,546,312
59,334 Vontier Corporation 1,364,089
8,092 Watsco, Inc. 1,932,531
1,458 Watts Water Technologies, Inc. 179,101
12,426 Werner Enterprises, Inc. 478,898
243,936 WillScot Mobile Mini Holdings
Corporation
g
7,908,405
3,616 Woodward, Inc. 334,444
Total 327,472,864
Information Technology (6.3%)
848 Accenture plc 235,447
7,864 ACI Worldwide, Inc.
g
203,599
1,171 Adobe, Inc.
g
428,656
3,561 Advanced Energy Industries, Inc. 259,882
10,605 Agilysys, Inc.
g
501,298
92,868 Amphenol Corporation 5,978,842
727 ANSYS, Inc.
g
173,964
695,513 Apple, Inc. 95,090,537
24,978 Arista Networks, Inc.
g
2,341,438
25,182 Arrow Electronics, Inc.
g
2,822,650
30,930 Autodesk, Inc.
g
5,318,723
40,207 Avalara, Inc.
g
2,838,614
7,959 Avaya Holdings Corporation
g
17,828
2,299 Axcelis Technologies, Inc.
g
126,077
5,108 Benchmark Electronics, Inc. 115,236
6,679 BigCommerce Holdings, Inc.
g
108,200
27,739 Bill.com Holdings, Inc.
g
3,049,626
275,075 Block, Inc.
g
16,906,110
15,238 Booz Allen Hamilton Holding
Corporation 1,376,906
25,847 Bread Financial Holdings, Inc. 957,890
11,921 Broadcom, Inc. 5,791,341
2,380 CACI International, Inc.
g
670,636
77,609 Calix, Inc.
g
2,649,571
7,504 CDW Corporation 1,182,330
10,766 Ciena Corporation
g
492,006
189,647 Cisco Systems, Inc. 8,086,548
115,965 Cognex Corporation 4,930,832
55,639 CommScope Holding Company,
Inc.
g
340,511
7,506 Computer Services, Inc. 277,441
40,003 Conduent Incorporated
g
172,813
28,122 Descartes Systems Group, Inc.
g
1,745,251
20,830 Digital Turbine, Inc.
g
363,900
2,770 Diodes, Inc.
g
178,859
62,974 Dolby Laboratories, Inc. 4,506,419
10,291 Dropbox, Inc.
g
216,008
13,651 Endava plc ADR
g
1,204,974
7,705 EPAM Systems, Inc.
g
2,271,280
Shares Common Stock (26.9%) Value
Information Technology (6.3%) - continued
5,839 ePlus, Inc.
g
$ 310,168
11,947 Euronet Worldwide, Inc.
g
1,201,749
13,834 Eventbrite, Inc.
g
142,075
66,340 Fidelity National Information
Services, Inc. 6,081,388
43,023 Fiserv, Inc.
g
3,827,756
74,908 Five9, Inc.
g
6,827,115
17,544 FLEETCOR Technologies, Inc.
g
3,686,170
32,998 Flex, Ltd.
g
477,481
528 Genpact, Ltd. 22,366
35,831 Gilat Satellite Networks, Ltd.
g
216,419
25,191 Global Payments, Inc. 2,787,132
56,503 Hewlett Packard Enterprise
Company 749,230
5,208 HubSpot, Inc.
g
1,565,785
97,843 Intel Corporation 3,660,307
10,285 IPG Photonics Corporation
g
968,127
30,819 Jack Henry & Associates, Inc. 5,548,036
198 Keysight Technologies, Inc.
g
27,294
11,087 KLA-Tencor Corporation 3,537,640
41,513 Knowles Corporation
g
719,420
14,104 Lam Research Corporation 6,010,420
138,188 Lattice Semiconductor
Corporation
g
6,702,118
1,642 Littelfuse, Inc. 417,134
65,964 LiveRamp Holding, Inc.
g
1,702,531
36,966 Mastercard, Inc. 11,662,034
4,887 MAXIMUS, Inc. 305,486
1,592 MaxLinear, Inc.
g
54,096
94,117 Microchip Technology, Inc. 5,466,315
461,679 Microsoft Corporation 118,573,018
1,143 MKS Instruments, Inc. 117,306
17,483 Monolithic Power Systems, Inc. 6,714,171
11,557 National Instruments Corporation 360,925
1,892 NETGEAR, Inc.
g
35,040
1,015 NICE, Ltd. ADR
g
195,337
17,321 Nova, Ltd.
g
1,533,428
233,698 NVIDIA Corporation 35,426,280
18,037 Okta, Inc.
g
1,630,545
3,114 ON Semiconductor Corporation
g
156,665
10,066 Palo Alto Networks, Inc.
g
4,972,000
13,052 Paycom Software, Inc.
g
3,656,126
96,181 Paymentus Holdings, Inc.
f,g
1,285,940
224,286 PayPal Holdings, Inc.
g
15,664,134
315 Progress Software Corporation 14,270
34,023 PTC, Inc.
g
3,618,006
48,546 Qorvo, Inc.
g
4,578,859
187,236 QUALCOMM, Inc. 23,917,527
139,565 Salesforce, Inc.
g
23,033,808
99,104 Samsung Electronics Company,
Ltd. 4,371,216
9,460 Sanmina Corporation
g
385,306
3,495 ScanSource, Inc.
g
108,834
41,213 Semtech Corporation
g
2,265,479
48,215 ServiceNow, Inc.
g
22,927,197
129,820 Sierra Wireless, Inc.
g
3,037,788
10,235 SiTime Corporation
g
1,668,612
76,527 Skyworks Solutions, Inc. 7,089,461
20,874 Sonos, Inc.
g
376,567
151,431 Sprout Social, Inc.
g
8,793,598
11,677 Synopsys, Inc.
g
3,546,305
13,047 TD SYNNEX Corporation 1,188,582
8,614 TE Connectivity, Ltd. 974,674
65,163 Telefonaktiebolaget LM Ericsson
ADR 482,206

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (26.9%) Value
Information Technology (6.3%) - continued
93,765 Texas Instruments, Inc. $ 14,406,992
3,608 Trimble, Inc.
g
210,094
6,805 TTEC Holdings, Inc. 461,991
80,799 TTM Technologies, Inc.
g
1,009,988
10,413 Tyler Technologies, Inc.
g
3,462,114
22,614 Universal Display Corporation 2,287,180
906 Upland Software, Inc.
g
13,155
2,471 Vertex, Inc.
g
27,996
12,555 WEX, Inc.
g
1,953,056
459 Wolfspeed, Inc.
g
29,124
49,582 Workiva, Inc.
g
3,271,916
16,619 Xerox Holdings Corporation 246,792
Total 578,687,643
Materials (0.9%)
3,866 AdvanSix, Inc. 129,279
43,322 AptarGroup, Inc. 4,471,264
10,693 Ashland Global Holdings, Inc. 1,101,914
19,330 Avery Dennison Corporation 3,128,947
139,059 Axalta Coating Systems, Ltd.
g
3,074,594
155 Balchem Corporation 20,110
3,158 Ball Corporation 217,176
2,317 Cabot Corporation 147,801
15,840 Carpenter Technology Corporation 442,094
4,321 Celanese Corporation 508,193
41,353 CF Industries Holdings, Inc. 3,545,193
13,158 Cleveland-Cliffs, Inc.
g
202,238
41,102 Compass Minerals International,
Inc. 1,454,600
40,380 Crown Holdings, Inc. 3,721,825
60,844 Eastman Chemical Company 5,461,966
10,517 FMC Corporation 1,125,424
44,348 Freeport-McMoRan, Inc. 1,297,622
36,108 Graphic Packaging Holding
Company 740,214
33,359 Huntsman Corporation 945,728
19,577 Ingevity Corporation
g
1,236,092
17,132 Innospec, Inc. 1,641,074
61,795 Ivanhoe Mines, Ltd.
g
355,734
17,815 Kaiser Aluminum Corporation 1,408,988
32,019 LyondellBasell Industries NV 2,800,382
7,987 Martin Marietta Materials, Inc. 2,390,030
6,259 Minerals Technologies, Inc. 383,927
12,006 Myers Industries, Inc. 272,896
16 NewMarket Corporation 4,815
23,911 Nucor Corporation 2,496,548
883 O-I Glass, Inc.
g
12,362
21,132 Orion Engineered Carbons SA 328,180
2,157 PPG Industries, Inc. 246,631
22,292 Quaker Chemical Corporation 3,333,100
34,961 Reliance Steel & Aluminum
Company 5,938,475
41,785 RPM International, Inc. 3,289,315
14,169 Ryerson Holding Corporation 301,658
9,360 Schweitzer-Mauduit International,
Inc. 235,123
8,984 Sensient Technologies Corporation 723,751
44,024 Sherwin-Williams Company 9,857,414
18,586 Sonoco Products Company 1,060,145
16,356 Steel Dynamics, Inc. 1,081,949
16,377 SunCoke Energy, Inc. 111,527
19,064 Trinseo plc 733,201
5,792 Tronox Holdings plc 97,306
8,410 UFP Technologies, Inc.
g
669,184
4,206 United States Lime & Minerals, Inc. 444,154
Shares Common Stock (26.9%) Value
Materials (0.9%) - continued
46,027 United States Steel Corporation $ 824,344
18,375 Westlake Corporation 1,801,118
74,250 WestRock Company 2,958,120
4,376 Worthington Industries, Inc. 192,982
Total 78,966,707
Real Estate (1.2%)
314,653 AGNC Investment Corporation 3,483,209
59,239 Agree Realty Corporation 4,272,909
1,550 Alexandria Real Estate Equities,
Inc. 224,796
21,284 American Campus Communities,
Inc. 1,372,179
4,255 Apartment Income REIT
Corporation 177,008
9,344 AvalonBay Communities, Inc. 1,815,072
14,737 Camden Property Trust 1,981,832
35,469 CBRE Group, Inc.
g
2,610,873
126,764 CubeSmart 5,415,358
78,976 Cushman and Wakefield plc
g
1,203,594
1,712 Digital Realty Trust, Inc. 222,269
3,565 Duke Realty Corporation 195,897
3,555 EastGroup Properties, Inc. 548,643
105,431 EPR Properties 4,947,877
89,319 Essential Properties Realty Trust,
Inc. 1,919,465
2,495 Essex Property Trust, Inc. 652,467
6,763 Extra Space Storage, Inc. 1,150,522
3,013 Federal Realty Investment Trust 288,465
59,717 First Industrial Realty Trust, Inc. 2,835,363
13,678 FirstService Corporation 1,657,774
24,758 Four Corners Property Trust, Inc. 658,315
3,368 Getty Realty Corporation 89,252
7,058 Gladstone Commercial
Corporation 132,973
10,021 Gladstone Land Corporation 222,065
125,109 Healthcare Realty Trust, Inc. 3,402,965
194,637 Host Hotels & Resorts, Inc. 3,051,908
21,324 Independence Realty Trust, Inc. 442,047
12,795 Industrial Logistics Properties Trust 180,154
1,821 Jones Lang LaSalle, Inc.
g
318,420
31,139 Kilroy Realty Corporation 1,629,504
14,841 Life Storage, Inc. 1,657,146
216,053 MGIC Investment Corporation 2,722,268
50,545 National Retail Properties, Inc. 2,173,435
299,896 National Storage Affiliates Trust 15,015,793
185,072 Necessity Retail REIT, Inc. 1,347,324
21,630 NetSTREIT Corporation 408,158
184,604 New Residential Investment
Corporation 1,720,509
9,791 NexPoint Residential Trust, Inc. 612,035
1,657 One Liberty Properties, Inc. 43,049
106,039 Pebblebrook Hotel Trust 1,757,066
34,780 Public Storage, Inc. 10,874,663
2,093 RE/MAX Holdings, Inc. 51,320
5,698 Realty Income Corporation 388,945
28,021 Regency Centers Corporation 1,661,925
171,540 Rexford Industrial Realty, Inc. 9,878,989
75,557 Sabra Health Care REIT, Inc. 1,055,531
9,773 SBA Communications Corporation 3,127,849
217,851 Service Properties Trust 1,139,361
20,277 Spirit Realty Capital, Inc. 766,065
55,203 UDR, Inc. 2,541,546

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (26.9%) Value
Real Estate (1.2%) - continued
17,657 UMH Properties, Inc. $ 311,823
Total 106,357,975
Utilities (0.6%)
6,781 Alliant Energy Corporation 397,434
13,643 Artesian Resources Corporation 670,826
6,453 Avista Corporation 280,770
8,226 CenterPoint Energy, Inc. 243,325
12,066 Consolidated Water Company,
Ltd. 174,957
48,990 Constellation Energy Corporation 2,805,167
34,701 Duke Energy Corporation 3,720,294
36,744 Entergy Corporation 4,138,844
1,501 Essential Utilities, Inc. 68,821
81,440 Exelon Corporation 3,690,861
547,691 NiSource, Inc. 16,151,408
30,477 NorthWestern Corporation 1,796,010
38,744 OGE Energy Corporation 1,493,969
13,289 Pinnacle West Capital Corporation 971,692
6,938 Portland General Electric
Company 335,314
116,870 Sempra Energy 17,562,055
11,904 Spire, Inc. 885,300
43,799 UGI Corporation 1,691,079
Total 57,078,126
Total Common Stock
(cost $2,173,616,867) 2,490,678,875
Principal
Amount Long-Term Fixed Income ( 21.2% ) Value
Asset-Backed Securities (1.0%)
510 Asset Backed Trust
$ 2,500,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
h,i
2,309,107
Access Group, Inc.
245,548
2.124%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,h
238,652
Ares XL CLO, Ltd.
2,750,000
3.844%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,h
2,518,057
Ares XXXIIR CLO, Ltd.
3,450,000
3.411%,  (LIBOR 3M +
2.000%), 5/15/2030, Ser.
2014-32RA, Class A2BR
b,h
3,345,789
Buttermilk Park CLO, Ltd.
7,100,000
2.444%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,h
6,852,828
CarVal CLO II, Ltd.
2,775,000
2.563%,  (LIBOR 3M +
1.500%), 4/20/2032, Ser.
2019-1A, Class BR
b,h
2,629,484
1,600,000
3.063%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,h
1,497,458
CMFT Net Lease Master Issuer,
LLC
1,740,591
2.090%,  7/20/2051, Ser.
2021-1, Class A1
h
1,513,757
Principal
Amount Long-Term Fixed Income (21.2%) Value
Asset-Backed Securities (1.0%) - continued
Commonbond Student Loan Trust
$ 322,897
2.124%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,h
$ 317,961
Dewolf Park CLO, Ltd.
2,675,000
2.494%,  (LIBOR 3M +
1.450%), 10/15/2030, Ser.
2017-1A, Class BR
b,h
2,567,299
Dryden 36 Senior Loan Fund
2,325,000
3.094%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,h
2,219,668
FirstKey Homes Trust
5,150,000
4.493%,  5/17/2039, Ser.
2022-SFR1, Class B
h
5,041,028
FRTKL Trust
3,050,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
h
2,699,101
Galaxy XIX CLO, Ltd.
2,175,000
3.034%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,h
2,035,996
Goldentree Loan Management,
Ltd.
2,675,000
2.463%,  (LIBOR 3M +
1.400%), 11/20/2030, Ser.
2017-2A, Class BR
b,h
2,572,598
Goodgreen
2,506,098
3.860%,  10/15/2054, Ser.
2019-1A, Class A
h
2,385,850
Home Partners of America Trust
3,239,922
2.302%,  12/17/2026, Ser.
2021-2, Class B
h
2,913,385
2,766,780
2.078%,  9/19/2041, Ser.
2021-1, Class C
h
2,368,784
Home RE, Ltd.
2,500,000
3.776%,  (SOFR30A +
2.850%), 10/25/2034, Ser.
2022-1, Class M1A
b,h
2,485,281
Laurel Road Prime Student Loan
Trust
220,360
2.810%,  11/25/2042, Ser.
2017-C, Class A2B
h
219,492
1,404,370
5.259%,  11/25/2043, Ser.
2018-D, Class A
b,h
1,377,364
Longfellow Place CLO, Ltd.
5,200,000
2.794%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
b,h
5,102,505
1,300,000
3.344%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,h
1,251,172
Madison Park Funding XIV, Ltd.
3,125,000
2.536%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,h
3,011,525
Mello Mortgage Capital
Acceptance
3,050,864
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,h
2,600,742

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.2%) Value
Asset-Backed Securities (1.0%) - continued
Mercury Financial Credit Card
Master Trust
$ 2,900,000
2.500%,  9/21/2026, Ser.
2022-1A, Class A
h
$ 2,746,759
National Collegiate Trust
1,035,458
1.919%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,h
1,002,115
OCP CLO, Ltd.
2,300,000
3.044%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,h
2,157,446
Octagon Investment Partners XVI,
Ltd.
750,000
2.444%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,h
721,318
OZLM IX, Ltd.
1,650,000
2.613%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,h
1,590,057
Progress Residential Trust
1,600,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
h
1,437,783
4,750,000
1.855%,  7/17/2038, Ser.
2021-SFR6, Class C
h
4,187,750
ROC Securities Trust Series
2,600,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,h
2,453,677
Saxon Asset Securities Trust
1,204,048
3.363%,  8/25/2035, Ser.
2004-2, Class MF2
b
1,049,300
SLM Student Loan Trust
1,005,694
2.024%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
969,300
Sound Point CLO XIV, Ltd.
3,400,000
3.234%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,h
3,276,335
Sound Point CLO XXI, Ltd.
2,000,000
2.664%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,h
1,920,776
Stratus CLO, Ltd.
2,400,000
1.841%,  (LIBOR 3M +
1.750%), 12/29/2029, Ser.
2021-1A, Class C
b,h
2,234,254
TRK Trust
2,438,564
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
b,h
2,231,350
U.S. Small Business Administration
75,742
3.191%,  3/10/2024, Ser.
2014-10A, Class 1 75,188
Upstart Securitization Trust
292,976
1.702%,  11/20/2030, Ser.
2020-3, Class A
h
292,111
VCAT Asset Securitization, LLC
1,450,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
h,i
1,373,709
Principal
Amount Long-Term Fixed Income (21.2%) Value
Asset-Backed Securities (1.0%) - continued
Wind River CLO, Ltd.
$ 2,000,000
2.663%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
b,h
$ 1,931,372
1,650,000
3.063%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,h
1,566,190
Total 95,291,673
Basic Materials (0.2%)
Alcoa Nederland Holding BV
755,000 5.500%,  12/15/2027
h
715,363
Anglo American Capital plc
273,000 4.875%,  5/14/2025
h
274,842
750,000 3.875%,  3/16/2029
h
689,762
Chemours Company
510,000 5.750%,  11/15/2028
h
434,637
Cleveland-Cliffs, Inc.
450,000 5.875%,  6/1/2027
f
419,639
290,000 4.625%,  3/1/2029
f,h
255,925
290,000 4.875%,  3/1/2031
f,h
255,684
Consolidated Energy Finance SA
854,000 5.625%,  10/15/2028
h
687,008
Dow Chemical Company
650,000 4.800%,  11/30/2028 652,470
DowDuPont, Inc.
575,000 4.493%,  11/15/2025 578,915
EverArc Escrow Sarl
410,000 5.000%,  10/30/2029
h
345,103
First Quantum Minerals, Ltd.
869,000 6.875%,  10/15/2027
h
776,938
Freeport-McMoRan, Inc.
1,786,000 4.625%,  8/1/2030 1,657,015
Glencore Funding, LLC
616,000 3.375%,  9/23/2051
h
419,944
1,343,000 4.000%,  3/27/2027
h
1,291,367
Hecla Mining Company
220,000 7.250%,  2/15/2028 202,811
Hudbay Minerals, Inc.
510,000 4.500%,  4/1/2026
h
426,758
Ingevity Corporation
770,000 3.875%,  11/1/2028
f,h
644,875
International Flavors and
Fragrances, Inc.
740,000 3.468%,  12/1/2050
h
539,136
Kinross Gold Corporation
770,000 5.950%,  3/15/2024 788,181
Mercer International, Inc.
500,000 5.125%,  2/1/2029 426,815
Methanex Corporation
474,000 4.250%,  12/1/2024 451,485
Mosaic Company
900,000 4.050%,  11/15/2027 880,289
Novelis Corporation
200,000 3.250%,  11/15/2026
h
169,055
290,000 4.750%,  1/30/2030
h
241,042
200,000 3.875%,  8/15/2031
h
154,038
OCI NV
353,000 4.625%,  10/15/2025
h
340,721

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.2%) Value
Basic Materials (0.2%) - continued
Olin Corporation
$ 765,000 5.125%,  9/15/2027 $ 703,169
SCIL USA Holdings, LLC
381,000 5.375%,  11/1/2026
h
304,800
SPCM SA
508,000 3.375%,  3/15/2030
h
397,510
SunCoke Energy, Inc.
544,000 4.875%,  6/30/2029
h
434,707
Syngenta Finance NV
459,000 5.182%,  4/24/2028
h
464,630
Taseko Mines, Ltd.
366,000 7.000%,  2/15/2026
h
311,508
Unifrax Escrow Issuer Corporation
463,000 5.250%,  9/30/2028
h
369,425
United States Steel Corporation
839,000 6.875%,  3/1/2029
f
732,103
Total 18,437,670
Capital Goods (0.4%)
Advanced Drainage Systems, Inc.
446,000 6.375%,  6/15/2030
h
435,550
AECOM
860,000 5.125%,  3/15/2027 812,700
Amsted Industries, Inc.
570,000 5.625%,  7/1/2027
h
535,800
ARD Finance SA
144,000 6.500%,  6/30/2027
h
106,813
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
500,000 5.250%,  8/15/2027
h
356,530
200,000 5.250%,  8/15/2027
h
142,612
Boeing Company
1,280,000 5.930%,  5/1/2060 1,165,337
895,000 5.040%,  5/1/2027 884,053
1,475,000 5.705%,  5/1/2040 1,375,831
Bombardier, Inc.
297,000 7.125%,  6/15/2026
h
244,871
495,000 7.875%,  4/15/2027
h
412,043
435,000 6.000%,  2/15/2028
h
325,989
Builders FirstSource, Inc.
330,000 5.000%,  3/1/2030
h
279,659
Carrier Global Corporation
720,000 3.577%,  4/5/2050 544,911
1,050,000 2.700%,  2/15/2031 888,360
Clydesdale Acquisition Holdings,
Inc.
68,000 6.625%,  4/15/2029
h
63,895
136,000 8.750%,  4/15/2030
h
117,310
CNH Industrial NV
915,000 3.850%,  11/15/2027 861,516
Cornerstone Building Brands, Inc.
348,000 6.125%,  1/15/2029
h
223,570
Covanta Holding Corporation
294,000 5.000%,  9/1/2030 239,992
Covert Mergeco, Inc.
276,000 4.875%,  12/1/2029
h
224,587
CP Atlas Buyer, Inc.
465,000 7.000%,  12/1/2028
f,h
335,814
Crown Cork & Seal Company, Inc.
410,000 7.375%,  12/15/2026 418,819
Principal
Amount Long-Term Fixed Income (21.2%) Value
Capital Goods (0.4%) - continued
GFL Environmental, Inc.
$ 415,000 4.000%,  8/1/2028
h
$ 342,375
674,000 3.500%,  9/1/2028
h
577,955
H&E Equipment Services, Inc.
865,000 3.875%,  12/15/2028
h
699,569
Howard Midstream Energy
Partners, LLC
503,000 6.750%,  1/15/2027
h
433,336
Howmet Aerospace, Inc.
714,000 3.000%,  1/15/2029 591,363
923,000 5.950%,  2/1/2037 870,389
Ingersoll-Rand Luxembourg
Finance SA
775,000 3.500%,  3/21/2026 753,378
JELD-WEN, Inc.
205,000 4.625%,  12/15/2025
h
174,250
L3Harris Technologies, Inc.
2,150,000 3.950%,  5/28/2024 2,159,700
Lockheed Martin Corporation
544,000 4.500%,  5/15/2036 540,467
374,000 6.150%,  9/1/2036 429,681
Mauser Packaging Solutions
Holding Company
410,000 5.500%,  4/15/2024
h
391,550
515,000 7.250%,  4/15/2025
f,h
449,338
Meritor, Inc.
360,000 4.500%,  12/15/2028
h
346,616
MIWD Holdco II, LLC
273,000 5.500%,  2/1/2030
h
219,700
Nesco Holdings II, Inc.
325,000 5.500%,  4/15/2029
h
272,188
New Enterprise Stone and Lime
Company, Inc.
659,000 5.250%,  7/15/2028
h
541,721
Northrop Grumman Corporation
1,225,000 3.850%,  4/15/2045 1,031,211
OI European Group BV
551,000 4.750%,  2/15/2030
h
461,463
Owens-Brockway Glass Container,
Inc.
460,000 5.875%,  8/15/2023
f,h
455,400
Pactiv Evergreen Group
395,000 4.375%,  10/15/2028
h
335,750
Parker-Hannifin Corporation
1,538,000 4.500%,  9/15/2029 1,530,383
PGT Innovations, Inc.
529,000 4.375%,  10/1/2029
h
417,095
Raytheon Technologies
Corporation
720,000 4.125%,  11/16/2028 710,547
900,000 4.450%,  11/16/2038 858,435
1,200,000 3.750%,  11/1/2046 1,016,330
Republic Services, Inc.
1,100,000 2.900%,  7/1/2026 1,050,594
Roper Technologies, Inc.
668,000 4.200%,  9/15/2028 655,006
945,000 1.750%,  2/15/2031 736,343
SRM Escrow Issuer, LLC
785,000 6.000%,  11/1/2028
h
663,506
Textron, Inc.
1,010,000 3.375%,  3/1/2028 950,318

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.2%) Value
Capital Goods (0.4%) - continued
Titan Acquisition, Ltd.
$ 220,000 7.750%,  4/15/2026
h
$ 202,224
TransDigm, Inc.
500,000 6.250%,  3/15/2026
h
481,875
1,410,000 5.500%,  11/15/2027 1,196,216
United Rentals North America, Inc.
525,000 4.875%,  1/15/2028 496,377
430,000 4.000%,  7/15/2030 367,598
Victors Merger Corporation
245,000 6.375%,  5/15/2029
h
149,450
Waste Pro USA, Inc.
255,000 5.500%,  2/15/2026
h
226,517
WESCO Distribution, Inc.
720,000 7.250%,  6/15/2028
h
712,080
Total 35,494,856
Collateralized Mortgage Obligations (1.2%)
Alternative Loan Trust
567,941
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 369,757
AMSR Trust
4,500,000
1.877%,  8/17/2038, Ser.
2021-SFR2, Class C
h
3,941,186
Arroyo Mortgage Trust
3,000,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
h,i
2,709,562
Bellemeade Re, Ltd.
1,985,388
2.676%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
b,h
1,975,829
Business Jet Securities, LLC
1,702,258
2.981%,  11/15/2035, Ser.
2020-1A, Class A
h
1,561,646
Citicorp Mortgage Securities, Inc.
1,671,253
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 1,522,737
COLT Mortgage Loan Trust
3,040,060
1.726%,  11/25/2066, Ser.
2021-5, Class A1
b,h
2,756,311
Countrywide Alternative Loan Trust
768,569
2.737%,  10/25/2035, Ser.
2005-43, Class 4A1
b
672,700
1,772,007
7.000%,  10/25/2037, Ser.
2007-24, Class A10 782,861
Countrywide Home Loans, Inc.
360,056
5.750%,  4/25/2037, Ser.
2007-3, Class A27 206,693
Credit Suisse Mortgage Trust
1,500,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
b,h
1,402,847
2,450,000
4.000%,  2/25/2067, Ser.
2022-NQM2, Class A1B
b,h
2,328,069
2,660,063
1.174%,  7/25/2066, Ser.
2021-NQM6, Class A1
b,h
2,250,693
1,427,286
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,h
1,263,807
6,228,934
3.418%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,h
6,089,797
Principal
Amount Long-Term Fixed Income (21.2%) Value
Collateralized Mortgage Obligations (1.2%) -
continued
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
$ 153,410
6.000%,  7/25/2022, Ser.
2006-AR5, Class 23A $ 115,911
Federal Home Loan Mortgage
Corporation - REMIC
554,737
4.000%,  7/15/2031, Ser.
4104, Class KI
j
12,527
1,368,428
3.000%,  2/15/2033, Ser.
4170, Class IG
j
137,535
2,471,645
3.000%,  3/15/2033, Ser.
4180, Class PI
j
287,901
3,000,000
2.500%,  12/15/2048, Ser.
5094, Class BC 2,571,797
Federal National Mortgage
Association
6,866,031 3.500%,  7/1/2061
e
6,662,055
Federal National Mortgage
Association - REMIC
3,520,315
3.000%,  12/25/2027, Ser.
2012-137, Class AI
j
174,000
Flagstar Mortgage Trust
1,746,263
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,h
1,596,833
Foundation Finance Trust
1,772,279
1.270%,  5/15/2041, Ser.
2021-1A, Class A
h
1,638,567
FWD Securitization Trust
1,115,367
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,h
1,089,911
GCAT Trust
2,546,508
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
b,h
2,314,630
GS Mortgage-Backed Securities
Trust
3,119,631
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
b,h
2,769,047
140,559
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,h
140,160
J.P. Morgan Mortgage Trust
3,149,837
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
b,h
2,685,192
2,124,913
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,h
1,754,223
Legacy Mortgage Asset Trust
453,074
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
h,i
442,810
LHOME Mortgage Trust
1,100,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
h,i
1,044,118
2,900,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
b,h
2,779,188
Merrill Lynch Alternative Note
Asset Trust
347,926
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 176,638
New Residential Mortgage Loan
Trust
5,979,087
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
b,h
5,104,712

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.2%) Value
Collateralized Mortgage Obligations (1.2%) -
continued
New York Mortgage Trust
$ 3,000,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
h,i
$ 2,849,463
2,015,524
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,h
1,952,539
Oak Street Investment
2,236,493
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
h
2,046,457
Oaktown Re VII, Ltd.
1,500,000
2.526%,  (SOFR30A +
1.600%), 4/25/2034, Ser.
2021-2, Class M1A
b,h
1,472,206
Oaktown Re, Ltd.
2,381,175
2.576%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
b,h
2,372,992
Onslow Bay Financial, LLC
1,550,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
b,h
1,443,249
Palisades Mortgage Loan Trust
4,200,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
h,i
3,985,553
Preston Ridge Partners Mortgage
Trust, LLC
2,254,149
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,h
2,141,155
Pretium Mortgage Credit Partners,
LLC
1,743,050
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
h,i
1,711,862
1,324,580
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
h,i
1,253,839
Renaissance Home Equity Loan
Trust
3,419,583
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
i
1,398,304
Residential Accredit Loans, Inc.
Trust
839,942
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 738,481
Sequoia Mortgage Trust
762,336
2.927%,  9/20/2046, Ser.
2007-1, Class 4A1
b
550,608
Toorak Mortgage Corporation, Ltd.
2,094,687
3.721%,  9/25/2022, Ser.
2019-2, Class A1 2,084,671
1,399,269
2.734%,  3/25/2023, Ser.
2020-1, Class A1
h,i
1,388,992
2,500,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
h,i
2,342,367
Tricon Residential Trust
2,000,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
h
1,808,293
Vericrest Opportunity Loan
Transferee
1,787,871
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
h,i
1,693,680
1,925,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
h,i
1,811,270
2,400,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
h,i
2,303,958
Principal
Amount Long-Term Fixed Income (21.2%) Value
Collateralized Mortgage Obligations (1.2%) -
continued
$ 1,942,378
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
h,i
$ 1,853,838
1,800,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
h,i
1,703,128
1,800,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
h,i
1,709,397
1,300,982
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
h,i
1,228,094
1,100,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
h,i
1,032,946
1,000,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
h,i
926,582
Verus Securitization Trust
1,309,291
2.286%,  11/25/2066, Ser.
2021-8, Class A2
b,h
1,163,077
Total 110,299,251
Commercial Mortgage-Backed Securities (0.8%)
AMSR Trust
3,400,000
2.153%,  6/17/2038, Ser.
2021-SFR1, Class B
b,h
2,922,782
1,400,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b,h
1,198,204
1,750,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
h
1,559,722
BANK 2021-BNK36
3,000,000
2.470%,  9/15/2064, Ser.
2021-BN36, Class A5 2,582,724
BANK 2022-BNK39
39,972,118
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,j
1,267,092
3,425,000
2.928%,  2/15/2055, Ser.
2022-BNK39, Class A4 3,070,461
BANK 2022-BNK40
3,400,000
3.507%,  3/15/2064, Ser.
2022-BNK40, Class A4
b
3,168,440
Barclays Commercial Mortgage
Securities, LLC
2,330,000
3.662%,  4/15/2055, Ser.
2022-C15, Class A5
b
2,205,567
BBCMS Mortgage Trust
22,223,303
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
b,j
1,058,985
6,100,000
2.946%,  2/15/2055, Ser.
2022-C14, Class A5
b
5,437,058
1,750,000
4.600%,  6/15/2055, Ser.
2022-C16, Class A5
b
1,787,242
3,200,000
2.492%,  7/15/2054, Ser.
2021-C10, Class A5 2,774,810
2,400,000
2.689%,  11/15/2054, Ser.
2021-C12, Class A5 2,095,697
18,875,350
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,j
2,002,597
Benchmark Mortgage Trust
5,000,000
2.669%,  12/15/2054, Ser.
2021-B31, Class A5 4,368,327
BFLD Trust
1,100,000
3.024%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,h
1,061,778

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.2%) Value
Commercial Mortgage-Backed Securities (0.8%)
- continued
BINOM Securitization Trust
$ 1,562,560
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
b,h
$ 1,439,022
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
4,275,000
2.580%,  6/25/2055, Ser.
K145, Class A2
k
3,899,446
3,900,000
2.450%,  4/25/2032, Ser.
K144, Class A2
k
3,518,215
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
6,750,000
2.920%,  7/25/2032, Ser.
K146, Class A2 6,327,730
8,000,000
3.000%,  8/25/2032, Ser.
K147, Class A2 7,533,226
5,475,000
3.500%,  9/25/2032, Ser.
K148, Class A2
h
5,363,347
Morgan Stanley Capital I Trust
19,902,025
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,j
2,207,952
Total 68,850,424
Communications Services (0.6%)
Altice France SA
265,000 8.125%,  2/1/2027
h
243,903
175,000 5.500%,  1/15/2028
h
141,025
991,000 5.500%,  10/15/2029
h
757,035
AMC Networks, Inc.
356,000 4.750%,  8/1/2025 331,628
American Tower Corporation
500,000 3.375%,  10/15/2026 472,754
900,000 2.900%,  1/15/2030 770,512
AT&T, Inc.
1,532,000 3.500%,  9/15/2053 1,161,254
1,500,000 2.300%,  6/1/2027 1,369,266
825,000 4.350%,  3/1/2029 812,326
1,460,000 4.900%,  8/15/2037 1,454,161
CCO Holdings, LLC
900,000 5.125%,  5/1/2027
h
849,375
750,000 4.750%,  3/1/2030
h
641,437
394,000 4.750%,  2/1/2032
h
322,607
425,000 4.250%,  1/15/2034
h
328,312
Cengage Learning, Inc.
540,000 9.500%,  6/15/2024
f,h
499,500
Charter Communications
Operating, LLC
700,000 4.500%,  2/1/2024 704,142
1,000,000 4.200%,  3/15/2028 934,300
1,400,000 3.500%,  6/1/2041 979,861
Clear Channel Worldwide
Holdings, Inc.
416,000 5.125%,  8/15/2027
h
351,241
407,000 7.750%,  4/15/2028
h
296,121
Comcast Corporation
690,000 2.987%,  11/1/2063 470,630
900,000 3.950%,  10/15/2025 903,551
1,500,000 4.250%,  10/15/2030 1,478,926
640,000 4.400%,  8/15/2035 620,181
1,305,000 4.750%,  3/1/2044 1,253,288
Principal
Amount Long-Term Fixed Income (21.2%) Value
Communications Services (0.6%) - continued
$ 550,000 4.600%,  8/15/2045 $ 517,565
CommScope, Inc.
385,000 7.125%,  7/1/2028
f,h
292,631
Consolidated Communications,
Inc.
417,000 5.000%,  10/1/2028
h
333,337
Cox Communications, Inc.
1,065,000 3.350%,  9/15/2026
h
1,018,141
CSC Holdings, LLC
1,280,000 5.375%,  2/1/2028
h
1,107,200
367,000 6.500%,  2/1/2029
h
331,449
DIRECTV Holdings, LLC
608,000 5.875%,  8/15/2027
h
518,667
Discovery Communications, LLC
1,850,000 4.900%,  3/11/2026 1,858,120
DISH DBS Corporation
243,000 5.250%,  12/1/2026
h
190,473
174,000 7.375%,  7/1/2028 118,355
324,000 5.750%,  12/1/2028
h
239,893
Entercom Media Corporation
636,000 6.500%,  5/1/2027
h
378,487
Frontier Communications
Holdings, LLC
567,000 5.875%,  10/15/2027
h
509,791
127,000 8.750%,  5/15/2030
h
128,396
GCI, LLC
520,000 4.750%,  10/15/2028
h
450,553
Gray Escrow II, Inc.
1,000,000 5.375%,  11/15/2031
h
801,230
Gray Television, Inc.
490,000 4.750%,  10/15/2030
h
383,425
Hughes Satellite Systems
Corporation
270,000 6.625%,  8/1/2026 239,625
iHeartCommunications, Inc.
520,000 4.750%,  1/15/2028
h
428,522
Iliad Holding SASU
460,000 6.500%,  10/15/2026
h
413,986
LCPR Senior Secured Financing
DAC
405,000 6.750%,  10/15/2027
h
377,796
Level 3 Financing, Inc.
910,000 4.625%,  9/15/2027
h
775,775
430,000 4.250%,  7/1/2028
h
344,538
Magallanes, Inc.
1,077,000 5.141%,  3/15/2052
h
903,980
922,000 4.054%,  3/15/2029
h
844,530
923,000 5.050%,  3/15/2042
h
785,279
NBN Company, Ltd.
1,050,000 2.625%,  5/5/2031
h
895,460
Netflix, Inc.
330,000 4.875%,  4/15/2028 310,547
500,000 5.875%,  11/15/2028 488,855
552,000 5.375%,  11/15/2029
h
521,640
500,000 4.875%,  6/15/2030
h
457,623
Nexstar Escrow Corporation
750,000 5.625%,  7/15/2027
h
684,375
Omnicom Group, Inc.
750,000 3.600%,  4/15/2026 728,134
435,000 4.200%,  6/1/2030 415,545

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.2%) Value
Communications Services (0.6%) - continued
Radiate Holdco, LLC
$ 285,000 6.500%,  9/15/2028
h
$ 220,269
Scripps Escrow II, Inc.
260,000 5.375%,  1/15/2031
h
207,363
Scripps Escrow, Inc.
340,000 5.875%,  7/15/2027
h
297,658
Sinclair Television Group, Inc.
780,000 5.500%,  3/1/2030
h
574,329
Sirius XM Radio, Inc.
685,000 5.000%,  8/1/2027
h
635,351
365,000 4.000%,  7/15/2028
h
315,725
Sprint Capital Corporation
510,000 6.875%,  11/15/2028 536,275
555,000 8.750%,  3/15/2032 667,931
Sprint Corporation
1,680,000 7.625%,  2/15/2025 1,751,094
TEGNA, Inc.
720,000 4.625%,  3/15/2028 673,200
Telesat Canada
270,000 4.875%,  6/1/2027
h
157,950
100,000 6.500%,  10/15/2027
h
42,070
T-Mobile USA, Inc.
1,539,000 3.600%,  11/15/2060 1,121,458
2,463,000 3.500%,  4/15/2031 2,126,628
1,100,000 4.375%,  4/15/2040 981,890
Twitter, Inc.
108,000 3.875%,  12/15/2027
h
101,818
United States Cellular Corporation
460,000 6.700%,  12/15/2033 438,150
Uniti Group, LP
165,000 4.750%,  4/15/2028
h
135,694
Univision Communications, Inc.
687,000 6.625%,  6/1/2027
h
654,100
VeriSign, Inc.
400,000 4.750%,  7/15/2027 391,380
Verizon Communications, Inc.
923,000 3.000%,  11/20/2060 626,592
480,000 2.100%,  3/22/2028 426,346
1,750,000 2.650%,  11/20/2040 1,283,741
VTR Finance NV
350,000 6.375%,  7/15/2028
h
249,689
VZ Secured Financing BV
462,000 5.000%,  1/15/2032
h
383,460
Walt Disney Company
1,230,000 3.600%,  1/13/2051 1,026,609
Zayo Group Holdings, Inc.
302,000 4.000%,  3/1/2027
h
250,536
Total 53,218,565
Consumer Cyclical (0.6%)
1011778 B.C., ULC
780,000 4.375%,  1/15/2028
h
681,954
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
461,000 10.500%,  2/15/2028
h
237,941
Allied Universal Finance
Corporation
355,000 4.625%,  6/1/2028
h
287,270
Allied Universal Holdco, LLC
285,000 6.625%,  7/15/2026
h
261,525
Principal
Amount Long-Term Fixed Income (21.2%) Value
Consumer Cyclical (0.6%) - continued
$ 405,000 4.625%,  6/1/2028
h
$ 334,005
295,000 6.000%,  6/1/2029
h
214,221
Allison Transmission, Inc.
740,000 3.750%,  1/30/2031
h
593,066
Amazon.com, Inc.
1,525,000 3.100%,  5/12/2051 1,200,882
521,000 3.875%,  8/22/2037 493,864
1,122,000 4.050%,  8/22/2047 1,050,195
American Axle & Manufacturing,
Inc.
820,000 6.500%,  4/1/2027
f
725,700
Arko Corporation
328,000 5.125%,  11/15/2029
h
248,469
Ashton Woods USA, LLC
320,000 4.625%,  8/1/2029
h
240,000
BellRing Brands, Inc.
350,000 7.000%,  3/15/2030
h
329,875
Boyd Gaming Corporation
490,000 4.750%,  6/15/2031
h
414,060
Boyne USA, Inc.
380,000 4.750%,  5/15/2029
h
329,057
Brookfield Property REIT, Inc.
273,000 5.750%,  5/15/2026
f,h
249,112
Brookfield Residential Properties,
Inc.
435,000 6.250%,  9/15/2027
h
360,591
Caesars Entertainment, Inc.
755,000 6.250%,  7/1/2025
h
727,616
170,000 8.125%,  7/1/2027
h
164,262
529,000 4.625%,  10/15/2029
f,h
411,297
Carnival Corporation
33,000 10.500%,  2/1/2026
h
32,851
893,000 7.625%,  3/1/2026
h
691,664
745,000 5.750%,  3/1/2027
h
538,099
Cedar Fair, LP
216,000 5.375%,  4/15/2027
f
204,699
478,000 5.250%,  7/15/2029
f
421,538
Churchill Downs, Inc.
325,000 4.750%,  1/15/2028
h
289,250
Cinemark USA, Inc.
553,000 5.875%,  3/15/2026
f,h
493,099
Clarios Global, LP
255,000 8.500%,  5/15/2027
h
246,451
Cushman & Wakefield US
Borrower, LLC
249,000 6.750%,  5/15/2028
h
231,259
D.R. Horton, Inc.
700,000 2.600%,  10/15/2025 659,565
Daimler Trucks Finance North
America, LLC
964,000 2.000%,  12/14/2026
h
866,180
Dana, Inc.
590,000 5.625%,  6/15/2028
f
507,861
Empire Communities Corporation
540,000 7.000%,  12/15/2025
h
426,600
Expedia Group, Inc.
1,500,000 3.250%,  2/15/2030 1,250,968
Ford Motor Company
292,000 3.250%,  2/12/2032 218,387
Ford Motor Credit Company, LLC
800,000 4.063%,  11/1/2024 758,954

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.2%) Value
Consumer Cyclical (0.6%) - continued
$ 1,003,000 2.300%,  2/10/2025 $ 900,594
1,060,000 4.134%,  8/4/2025 1,004,016
845,000 2.700%,  8/10/2026 720,067
Forestar Group, Inc.
340,000 3.850%,  5/15/2026
h
279,404
Gap, Inc.
158,000 3.625%,  10/1/2029
h
110,948
General Motors Company
810,000 6.125%,  10/1/2025 837,328
1,500,000 6.800%,  10/1/2027 1,579,294
1,687,000 5.000%,  4/1/2035 1,503,277
General Motors Financial
Company, Inc.
500,000 1.500%,  6/10/2026 436,211
GLP Capital, LP
1,153,000 5.750%,  6/1/2028 1,126,250
Goodyear Tire & Rubber Company
330,000 5.000%,  7/15/2029
f
273,292
250,000 5.250%,  7/15/2031 200,938
Guitar Center Escrow Issuer II, Inc.
158,000 8.500%,  1/15/2026
h
139,435
Hanesbrands, Inc.
455,000 4.875%,  5/15/2026
f,h
421,448
Herc Holdings, Inc.
480,000 5.500%,  7/15/2027
h
438,192
Hilton Domestic Operating
Company, Inc.
910,000 4.875%,  1/15/2030 822,413
Hilton Grand Vacations Borrower
Escrow, LLC
665,000 5.000%,  6/1/2029
h
538,650
Home Depot, Inc.
505,000 5.400%,  9/15/2040 540,995
1,140,000 4.250%,  4/1/2046 1,070,005
970,000 3.900%,  6/15/2047 867,138
Hyundai Capital America
1,150,000 1.800%,  1/10/2028
h
970,601
Hyundai Capital Services, Inc.
615,000 2.125%,  4/24/2025
f,h
580,974
International Game Technology plc
600,000 5.250%,  1/15/2029
h
543,300
Jacobs Entertainment, Inc.
274,000 6.750%,  2/15/2029
h
231,703
KB Home
450,000 4.800%,  11/15/2029 375,290
Kia Corporation
615,000 2.375%,  2/14/2025
h
588,218
Kohl's Corporation
584,000 3.375%,  5/1/2031 506,480
825,000 5.550%,  7/17/2045 695,274
L Brands, Inc.
780,000 6.625%,  10/1/2030
h
673,717
180,000 6.875%,  11/1/2035 146,250
Lennar Corporation
1,450,000 4.750%,  5/30/2025 1,447,895
Lowe's Companies, Inc.
1,500,000 2.625%,  4/1/2031 1,283,852
Macy's Retail Holdings, LLC
480,000 5.875%,  4/1/2029
h
408,600
Magic MergerCo, Inc.
326,000 5.250%,  5/1/2028
h
256,226
Principal
Amount Long-Term Fixed Income (21.2%) Value
Consumer Cyclical (0.6%) - continued
Marriott International, Inc.
$ 82,000 5.750%,  5/1/2025 $ 85,068
1,025,000 4.625%,  6/15/2030 982,651
Mastercard, Inc.
1,070,000 3.950%,  2/26/2048 989,032
Mattamy Group Corporation
376,000 5.250%,  12/15/2027
h
307,050
McDonald's Corporation
1,300,000 2.125%,  3/1/2030 1,111,328
755,000 4.450%,  3/1/2047 699,658
MDC Holdings, Inc.
625,000 2.500%,  1/15/2031 461,327
MGM Resorts International
940,000 6.000%,  3/15/2023 937,819
NCL Corporation, Ltd.
507,000 3.625%,  12/15/2024
h
421,699
205,000 5.875%,  2/15/2027
h
175,275
Nissan Motor Acceptance
Company, LLC
1,000,000 1.125%,  9/16/2024
h
919,054
Penn National Gaming, Inc.
495,000 4.125%,  7/1/2029
f,h
375,606
PetSmart, Inc./PetSmart Finance
Corporation
650,000 4.750%,  2/15/2028
h
562,406
440,000 7.750%,  2/15/2029
h
396,224
Realogy Group, LLC
630,000 5.750%,  1/15/2029
h
477,742
Rite Aid Corporation
179,000 7.500%,  7/1/2025
h
144,990
Royal Caribbean Cruises, Ltd.
740,000 9.125%,  6/15/2023
h
731,830
547,000 4.250%,  7/1/2026
h
388,567
Scientific Games International, Inc.
610,000 7.250%,  11/15/2029
f,h
572,064
57,000 6.625%,  3/1/2030
h
48,450
SeaWorld Parks and
Entertainment, Inc.
198,000 5.250%,  8/15/2029
h
167,546
Six Flags Theme Parks, Inc.
360,000 7.000%,  7/1/2025
h
364,439
Staples, Inc.
386,000 7.500%,  4/15/2026
h
319,944
350,000 10.750%,  4/15/2027
h
231,000
Station Casinos, LLC
381,000 4.625%,  12/1/2031
h
297,180
Tenneco, Inc.
610,000 5.000%,  7/15/2026 570,350
Toll Brothers Finance Corporation
1,000,000 3.800%,  11/1/2029 848,312
Travel + Leisure Company
470,000 6.625%,  7/31/2026
h
445,621
Uber Technologies, Inc.
385,000 6.250%,  1/15/2028
f,h
356,063
Volkswagen Group of America
Finance, LLC
922,000 4.350%,  6/8/2027
h
903,784
Wabash National Corporation
528,000 4.500%,  10/15/2028
h
403,920
Walmart, Inc.
1,300,000 3.250%,  7/8/2029 1,252,322

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.2%) Value
Consumer Cyclical (0.6%) - continued
Wyndham Hotels & Resorts, Inc.
$ 280,000 4.375%,  8/15/2028
h
$ 244,905
Yum! Brands, Inc.
630,000 4.750%,  1/15/2030
h
571,725
ZF North America Capital, Inc.
370,000 4.750%,  4/29/2025
h
341,325
Total 58,016,938
Consumer Non-Cyclical (0.7%)
Abbott Laboratories
1,445,000 4.750%,  11/30/2036 1,530,944
AbbVie, Inc.
625,000 2.950%,  11/21/2026 592,217
1,475,000 4.300%,  5/14/2036 1,385,481
550,000 4.850%,  6/15/2044 525,538
775,000 4.875%,  11/14/2048 742,667
Albertson's Companies, Inc.
702,000 3.500%,  3/15/2029
h
568,138
Altria Group, Inc.
335,000 5.800%,  2/14/2039 304,441
Amgen, Inc.
1,550,000 4.200%,  2/22/2052 1,359,919
Anheuser-Busch Companies, LLC
750,000 4.700%,  2/1/2036 718,520
Anheuser-Busch InBev Worldwide,
Inc.
2,125,000 4.750%,  4/15/2058 1,901,688
1,740,000 4.375%,  4/15/2038 1,595,818
Anthem, Inc.
1,185,000 3.125%,  5/15/2050 894,514
820,000 4.625%,  5/15/2042 778,665
Aramark Services, Inc.
100,000 6.375%,  5/1/2025
h
97,835
644,000 5.000%,  2/1/2028
f,h
583,599
Archer-Daniels-Midland Company
875,000 2.700%,  9/15/2051 638,449
AstraZeneca plc
1,000,000 3.000%,  5/28/2051
f
793,467
Avantor Funding, Inc.
670,000 4.625%,  7/15/2028
h
614,189
Bausch Health Companies, Inc.
189,000 5.500%,  11/1/2025
h
165,996
325,000 9.000%,  12/15/2025
h
240,126
1,286,000 5.000%,  1/30/2028
h
684,795
413,000 4.875%,  6/1/2028
h
323,189
Becton, Dickinson and Company
725,000 3.794%,  5/20/2050 598,207
900,000 3.700%,  6/6/2027 869,721
Bristol-Myers Squibb Company
616,000 3.550%,  3/15/2042 541,154
Bunge, Ltd. Finance Corporation
950,000 2.750%,  5/14/2031 784,111
Cargill, Inc.
558,000 3.125%,  5/25/2051
h
429,176
Centene Corporation
370,000 4.250%,  12/15/2027 345,384
348,000 4.625%,  12/15/2029 324,510
730,000 3.000%,  10/15/2030 604,988
300,000 2.500%,  3/1/2031 238,128
1,000,000 2.625%,  8/1/2031 795,500
Principal
Amount Long-Term Fixed Income (21.2%) Value
Consumer Non-Cyclical (0.7%) - continued
Central Garden & Pet Company
$ 650,000 4.125%,  10/15/2030 $ 533,332
Chobani, LLC/Chobani Finance
Corporation, Inc.
491,000 4.625%,  11/15/2028
h
414,895
Community Health Systems, Inc.
255,000 5.625%,  3/15/2027
h
215,824
118,000 8.000%,  12/15/2027
h
107,157
360,000 6.000%,  1/15/2029
h
298,231
850,000 6.875%,  4/15/2029
f,h
548,250
Conagra Brands, Inc.
1,210,000 4.300%,  5/1/2024 1,214,631
Constellation Brands, Inc.
1,450,000 3.600%,  2/15/2028 1,375,644
600,000 2.875%,  5/1/2030 521,942
Coty, Inc.
389,000 5.000%,  4/15/2026
h
356,421
CVS Health Corporation
1,310,000 4.875%,  7/20/2035 1,296,432
Danaher Corporation
593,000 2.800%,  12/10/2051 427,186
DaVita, Inc.
326,000 4.625%,  6/1/2030
h
254,235
Edgewell Personal Care Company
380,000 5.500%,  6/1/2028
h
345,762
Eli Lilly and Company
828,000 2.500%,  9/15/2060 565,521
Embecta Corporation
158,000 6.750%,  2/15/2030
h
142,252
Encompass Health Corporation
750,000 4.500%,  2/1/2028
f
642,074
Energizer Holdings, Inc.
590,000 4.750%,  6/15/2028
h
468,295
General Mills, Inc.
700,000 2.875%,  4/15/2030 620,064
H. J. Heinz Company
180,000 5.200%,  7/15/2045 166,576
HCA, Inc.
838,000 5.375%,  2/1/2025 833,609
2,136,000 3.500%,  9/1/2030 1,817,117
HFC Prestige Products, Inc.
490,000 4.750%,  1/15/2029
h
420,582
HLF Financing SARL, LLC
901,000 4.875%,  6/1/2029
h
621,690
Humana, Inc.
375,000 2.150%,  2/3/2032 303,651
Imperial Brands Finance plc
1,600,000 3.875%,  7/26/2029
h
1,440,386
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
922,000 4.375%,  2/2/2052
h
652,057
40,000 6.500%,  4/15/2029
h
40,240
612,000 5.500%,  1/15/2030
h
579,135
845,000 3.000%,  5/15/2032
h
648,927
Johnson & Johnson
1,180,000 4.375%,  12/5/2033 1,220,164
Kimberly-Clark Corporation
900,000 3.900%,  5/4/2047 802,173

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.2%) Value
Consumer Non-Cyclical (0.7%) - continued
Kraft Heinz Foods Company
$ 900,000 3.875%,  5/15/2027 $ 870,346
1,000,000 4.375%,  6/1/2046 833,405
Mattel, Inc.
605,000 3.375%,  4/1/2026
h
555,042
769,000 5.450%,  11/1/2041 674,992
Medtronic, Inc.
923,000 4.375%,  3/15/2035 920,370
Molina Healthcare, Inc.
670,000 4.375%,  6/15/2028
h
598,492
Mozart Debt Merger Sub, Inc.
485,000 3.875%,  4/1/2029
h
413,079
452,000 5.250%,  10/1/2029
h
371,228
Newell Brands, Inc.
889,000 4.450%,  4/1/2026 846,784
Organon & Company
473,000 4.125%,  4/30/2028
h
418,605
Owens & Minor, Inc.
340,000 6.625%,  4/1/2030
h
310,580
Par Pharmaceutical, Inc.
535,000 7.500%,  4/1/2027
h
406,600
Performance Food Group, Inc.
298,000 4.250%,  8/1/2029
h
248,830
Perrigo Finance Unlimited
Company
768,000 4.375%,  3/15/2026 725,879
Pilgrim's Pride Corporation
477,000 3.500%,  3/1/2032
h
372,656
Post Holdings, Inc.
447,000 5.750%,  3/1/2027
h
433,031
186,000 5.625%,  1/15/2028
h
176,551
185,000 5.500%,  12/15/2029
h
165,386
397,000 4.500%,  9/15/2031
h
324,687
Prime Security Services Borrower,
LLC/Prime Finance Inc.
1,260,000 5.750%,  4/15/2026
h
1,174,950
Reynolds American, Inc.
759,000 5.700%,  8/15/2035 719,874
Roche Holdings, Inc.
1,158,000 4.000%,  11/28/2044
h
1,069,503
Scotts Miracle-Gro Company
306,000 4.500%,  10/15/2029
f
250,990
SEG Holding, LLC
740,000 5.625%,  10/15/2028
h
663,114
Simmons Foods, Inc.
812,000 4.625%,  3/1/2029
h
686,465
Spectrum Brands, Inc.
310,000 5.000%,  10/1/2029
h
268,069
280,000 5.500%,  7/15/2030
h
251,988
Syneos Health, Inc.
560,000 3.625%,  1/15/2029
f,h
474,224
Sysco Corporation
1,300,000 6.600%,  4/1/2040 1,476,018
Teleflex, Inc.
385,000 4.250%,  6/1/2028
h
347,861
Tenet Healthcare Corporation
210,000 4.625%,  7/15/2024 201,543
337,000 6.250%,  2/1/2027
h
310,180
1,340,000 5.125%,  11/1/2027
h
1,206,000
255,000 6.125%,  10/1/2028
h
218,224
Principal
Amount Long-Term Fixed Income (21.2%) Value
Consumer Non-Cyclical (0.7%) - continued
Teva Pharmaceutical Finance
Netherlands III BV
$ 706,000 3.150%,  10/1/2026 $ 578,920
Thermo Fisher Scientific, Inc.
625,000 2.000%,  10/15/2031 523,992
TreeHouse Foods, Inc.
539,000 4.000%,  9/1/2028
f
439,145
United Natural Foods, Inc.
340,000 6.750%,  10/15/2028
f,h
317,744
UnitedHealth Group, Inc.
923,000 4.750%,  5/15/2052 922,529
308,000 4.950%,  5/15/2062 312,274
1,450,000 4.625%,  7/15/2035 1,471,481
Zoetis, Inc.
740,000 4.700%,  2/1/2043 708,221
Total 66,725,381
Energy (0.5%)
Antero Resources Corporation
585,000 5.375%,  3/1/2030
h
533,415
Archrock Partners, LP/Archrock
Partners Finance Corporation
570,000 6.250%,  4/1/2028
h
504,621
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
271,000 6.625%,  7/15/2026
h
243,917
BP Capital Markets America, Inc.
1,519,000 2.939%,  6/4/2051 1,086,084
700,000 3.543%,  4/6/2027 679,642
Buckeye Partners, LP
485,000 3.950%,  12/1/2026 424,243
Callon Petroleum Company
400,000 8.250%,  7/15/2025 389,883
217,000 7.500%,  6/15/2030
h
199,670
Canadian Natural Resources, Ltd.
440,000 2.050%,  7/15/2025 411,656
525,000 2.950%,  7/15/2030 460,625
Cenovus Energy, Inc.
240,000 5.375%,  7/15/2025 247,021
923,000 4.250%,  4/15/2027 904,673
Cheniere Corpus Christi Holdings,
LLC
375,000 2.742%,  12/31/2039 295,939
Cheniere Energy Partners, LP
197,000 3.250%,  1/31/2032
h
155,137
Cheniere Energy, Inc.
518,000 4.625%,  10/15/2028 466,495
Chesapeake Energy Corporation
715,000 6.750%,  4/15/2029
h
691,426
CNX Resources Corporation
330,000 6.000%,  1/15/2029
h
308,286
Comstock Resources, Inc.
410,000 5.875%,  1/15/2030
h
352,600
Continental Resources, Inc.
426,000 2.268%,  11/15/2026
h
377,749
1,029,000 5.750%,  1/15/2031
h
994,981
CrownRock Finance, Inc.
473,000 5.625%,  10/15/2025
h
444,620
Devon Energy Corporation
1,756,000 4.500%,  1/15/2030 1,658,719

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.2%) Value
Energy (0.5%) - continued
DT Midstream, Inc.
$ 495,000 4.125%,  6/15/2029
h
$ 419,513
165,000 4.375%,  6/15/2031
h
138,188
Enbridge, Inc.
1,400,000 2.500%,  2/14/2025 1,343,881
Endeavor Energy Resources, LP
380,000 5.750%,  1/30/2028
h
362,007
Energy Transfer, LP
950,000 4.000%,  10/1/2027 899,121
970,000 4.900%,  3/15/2035 869,969
800,000 5.150%,  2/1/2043 681,379
1,100,000 6.000%,  6/15/2048 1,033,349
EnLink Midstream Partners, LP
580,000 4.850%,  7/15/2026 535,050
Enterprise Products Operating,
LLC
1,250,000 3.300%,  2/15/2053 909,235
EQT Corporation
923,000 6.625%,  2/1/2025 949,518
923,000 3.900%,  10/1/2027 858,935
Equinor ASA
750,000 3.000%,  4/6/2027 721,698
Exxon Mobil Corporation
1,450,000 3.452%,  4/15/2051 1,184,604
Ferrellgas, LP
339,000 5.375%,  4/1/2026
h
294,315
Halliburton Company
1,004,000 4.850%,  11/15/2035 965,396
615,000 5.000%,  11/15/2045 563,959
Harvest Midstream, LP
785,000 7.500%,  9/1/2028
h
737,296
Hess Midstream Operations, LP
450,000 5.625%,  2/15/2026
h
428,625
236,000 5.500%,  10/15/2030
h
211,810
Hilcorp Energy I, LP/Hilcorp
Finance Company
540,000 5.750%,  2/1/2029
h
474,195
279,000 6.250%,  4/15/2032
h
245,015
Holly Energy Partners, LP/Holly
Energy Finance Corporation
282,000 6.375%,  4/15/2027
h
265,435
ITT Holdings, LLC
470,000 6.500%,  8/1/2029
h
376,000
Laredo Petroleum, Inc.
810,000 7.750%,  7/31/2029
f,h
730,766
Magellan Midstream Partners, LP
1,070,000 5.000%,  3/1/2026 1,093,898
Marathon Petroleum Corporation
396,000 6.500%,  3/1/2041 432,231
MEG Energy Corporation
436,000 7.125%,  2/1/2027
h
439,087
MPLX, LP
400,000 4.875%,  12/1/2024 402,728
1,496,000 4.875%,  6/1/2025 1,503,115
Murphy Oil Corporation
350,000 5.875%,  12/1/2027 326,638
Nabors Industries, Ltd.
630,000 7.250%,  1/15/2026
h
558,716
National Fuel Gas Company
1,000,000 5.500%,  1/15/2026 1,003,663
Principal
Amount Long-Term Fixed Income (21.2%) Value
Energy (0.5%) - continued
NuStar Logistics, LP
$ 560,000 5.750%,  10/1/2025 $ 523,600
Oasis Petroleum, Inc.
415,000 6.375%,  6/1/2026
h
383,875
Occidental Petroleum Corporation
185,000 8.500%,  7/15/2027 203,578
380,000 6.450%,  9/15/2036 389,500
ONEOK, Inc.
1,070,000 2.200%,  9/15/2025 995,857
Ovintiv Exploration, Inc.
700,000 5.375%,  1/1/2026 707,746
PBF Holding Company, LLC
260,000 9.250%,  5/15/2025
h
272,025
Precision Drilling Corporation
410,000 6.875%,  1/15/2029
h
366,950
Range Resources Corporation
587,000 4.750%,  2/15/2030
f,h
526,439
Sabine Pass Liquefaction, LLC
2,050,000 4.500%,  5/15/2030 1,964,551
Schlumberger Holdings
Corporation
995,000 4.000%,  12/21/2025
h
988,905
SM Energy Company
375,000 6.625%,  1/15/2027
f
350,625
245,000 6.500%,  7/15/2028 225,328
Southwestern Energy Company
330,000 5.375%,  2/1/2029 306,108
360,000 5.375%,  3/15/2030 331,200
235,000 4.750%,  2/1/2032 200,813
Sunoco, LP
545,000 5.875%,  3/15/2028 496,908
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
790,000 5.500%,  1/15/2028
h
671,634
Targa Resources Corporation
1,077,000 4.200%,  2/1/2033 975,595
Teine Energy, Ltd.
345,000 6.875%,  4/15/2029
h
320,850
Transocean Proteus, Ltd.
144,000 6.250%,  12/1/2024
h
134,280
Transocean, Inc.
330,000 11.500%,  1/30/2027
f,h
309,748
USA Compression Partners, LP
456,000 6.875%,  4/1/2026 414,823
Venture Global Calcasieu Pass,
LLC
483,000 3.875%,  8/15/2029
h
422,492
290,000 4.125%,  8/15/2031
h
247,811
W&T Offshore, Inc.
206,000 9.750%,  11/1/2023
h
196,215
Weatherford International, Ltd.
524,000 8.625%,  4/30/2030
h
434,808
Western Midstream Operating, LP
570,000 3.950%,  6/1/2025 537,938
320,000 5.500%,  8/15/2048 260,800
Williams Companies, Inc.
1,015,000 7.500%,  1/15/2031 1,165,932
Total 49,117,671

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.2%) Value
Financials (1.7%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
$ 1,510,000 3.500%,  1/15/2025 $ 1,442,105
1,250,000 3.875%,  1/23/2028 1,128,234
550,000 3.400%,  10/29/2033 434,285
Air Lease Corporation
1,500,000 3.000%,  2/1/2030 1,224,097
459,000 2.875%,  1/15/2032 358,280
Aircastle, Ltd.
650,000 5.250%,  8/11/2025
h
627,569
450,000 2.850%,  1/26/2028
h
371,999
Alliant Holdings Intermediate, LLC
261,000 6.750%,  10/15/2027
h
231,606
Ally Financial, Inc.
1,000,000 5.750%,  11/20/2025 985,185
1,000,000 8.000%,  11/1/2031 1,111,665
Altice Financing SA
235,000 5.750%,  8/15/2029
h
188,587
American Express Company
900,000 3.375%,  5/3/2024 893,523
1,200,000 2.250%,  3/4/2025 1,152,798
American Finance Trust, Inc.
598,000 4.500%,  9/30/2028
h
469,430
American Homes 4 Rent, LP
1,000,000 2.375%,  7/15/2031 797,387
American International Group, Inc.
1,450,000 3.900%,  4/1/2026 1,420,689
AmWINS Group, Inc.
315,000 4.875%,  6/30/2029
h
257,961
Ares Capital Corporation
917,000 3.250%,  7/15/2025 847,734
1,100,000 3.875%,  1/15/2026 1,010,174
550,000 2.150%,  7/15/2026 460,961
Associated Banc-Corporation
750,000 4.250%,  1/15/2025 747,678
Australia and New Zealand
Banking Group, Ltd.
700,000 2.950%,  7/22/2030
b,h
659,743
Aviation Capital Group, LLC
1,000,000 5.500%,  12/15/2024
h
991,210
Avolon Holdings Funding, Ltd.
800,000 5.250%,  5/15/2024
h
785,973
275,000 4.250%,  4/15/2026
h
254,663
Banco Santander Mexico SA
875,000 5.375%,  4/17/2025
h
877,879
Banco Santander SA
1,200,000 4.175%,  3/24/2028
b
1,145,016
Bank of America Corporation
575,000 1.734%,  7/22/2027
b
511,115
800,000 3.824%,  1/20/2028
b
767,105
500,000 2.087%,  6/14/2029
b
428,191
1,500,000 2.496%,  2/13/2031
b
1,267,685
900,000 2.592%,  4/29/2031
b
763,329
1,475,000 1.922%,  10/24/2031
b
1,178,213
923,000 2.972%,  2/4/2033
b
786,325
1,844,000 4.571%,  4/27/2033
b
1,794,601
1,230,000 3.846%,  3/8/2037
b
1,063,149
1,375,000 4.244%,  4/24/2038
b
1,259,660
Bank of Montreal
917,000 1.500%,  1/10/2025 865,392
Principal
Amount Long-Term Fixed Income (21.2%) Value
Financials (1.7%) - continued
Barclays plc
$ 1,290,000 4.972%,  5/16/2029
b
$ 1,267,806
Blackstone Private Credit Fund
917,000 2.700%,  1/15/2025
h
836,729
BNP Paribas SA
1,538,000 3.132%,  1/20/2033
b,h
1,287,563
BPCE SA
1,091,000 3.500%,  10/23/2027
h
1,009,690
Camden Property Trust
1,800,000 3.150%,  7/1/2029 1,644,627
Canpack SA/Canpack US LLC
700,000 3.125%,  11/1/2025
h
608,593
Capital One Financial Corporation
1,100,000 4.200%,  10/29/2025 1,085,309
920,000 2.636%,  3/3/2026
b
868,637
Cascades USA, Inc.
370,000 5.125%,  1/15/2026
f,h
337,865
Charles Schwab Corporation
1,535,000 2.450%,  3/3/2027 1,431,560
Chubb INA Holdings, Inc.
1,115,000 4.350%,  11/3/2045 1,051,710
Citigroup, Inc.
827,000 0.981%,  5/1/2025
b
774,758
1,515,000 4.400%,  6/10/2025 1,512,738
607,000 1.281%,  11/3/2025
b
563,587
745,000 3.200%,  10/21/2026 708,901
1,094,000 3.668%,  7/24/2028
b
1,032,799
490,000 4.125%,  7/25/2028 470,015
915,000 3.520%,  10/27/2028
b
854,913
1,308,000 4.910%,  5/24/2033
b
1,290,637
Commerzbank AG
1,350,000 8.125%,  9/19/2023
h
1,379,478
Corebridge Financial, Inc.
1,230,000 4.400%,  4/5/2052
h
1,025,405
462,000 4.350%,  4/5/2042
h
393,985
Credit Acceptance Corporation
620,000 5.125%,  12/31/2024
*
584,038
Credit Agricole SA
625,000 6.875%,  9/23/2024
b,h,l
602,648
Credit Suisse Group AG
900,000 7.250%,  9/12/2025
b,h,l
781,964
1,800,000 2.193%,  6/5/2026
b,h
1,631,422
Danske Bank AS
900,000 3.773%,  3/28/2025
b,h
885,163
450,000 0.976%,  9/10/2025
b,h
414,388
900,000 3.244%,  12/20/2025
b,h
857,667
Deutsche Bank AG
680,000 2.311%,  11/16/2027
b
586,828
1,175,000 3.729%,  1/14/2032
b
883,351
Discover Bank
1,670,000 4.682%,  8/9/2028
b
1,623,491
Drawbridge Special Opportunities
Fund, LP
750,000 3.875%,  2/15/2026
h
687,619
Duke Realty, LP
925,000 2.875%,  11/15/2029 831,210
EPR Properties
405,000 4.950%,  4/15/2028 372,434
621,000 3.600%,  11/15/2031 490,885

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.2%) Value
Financials (1.7%) - continued
ERP Operating, LP
$ 337,000 3.375%,  6/1/2025 $ 330,332
First Horizon Bank
250,000 5.750%,  5/1/2030 256,614
First Horizon National Corporation
1,000,000 4.000%,  5/26/2025 983,328
First-Citizens Bank & Trust
Company
750,000 6.125%,  3/9/2028 781,474
Fortress Transportation and
Infrastructure Investors, LLC
452,000 6.500%,  10/1/2025
h
426,467
171,000 9.750%,  8/1/2027
h
167,136
235,000 5.500%,  5/1/2028
h
193,972
FS KKR Capital Corporation
246,000 1.650%,  10/12/2024 218,844
961,000 4.250%,  2/14/2025
h
905,994
1,300,000 3.400%,  1/15/2026 1,153,817
GE Capital International Funding
Company
2,090,000 4.418%,  11/15/2035 1,952,050
Genworth Mortgage Holdings, Inc.
257,000 6.500%,  8/15/2025
h
242,382
Global Net Lease, Inc.
695,000 3.750%,  12/15/2027
h
580,805
Goldman Sachs Group, Inc.
1,000,000 3.625%,  2/20/2024 996,766
1,930,000 0.925%,  10/21/2024
b
1,845,574
785,000 1.948%,  10/21/2027
b
694,766
275,000 1.992%,  1/27/2032
b
217,233
2,769,000 3.102%,  2/24/2033
b
2,364,937
1,130,000 4.750%,  10/21/2045 1,050,323
HCP, Inc.
205,000 3.400%,  2/1/2025 201,645
HSBC Holdings plc
1,134,000 1.162%,  11/22/2024
b
1,082,622
1,850,000 3.803%,  3/11/2025
b
1,824,096
1,100,000 2.999%,  3/10/2026
b
1,047,024
710,000 3.900%,  5/25/2026 693,918
HUB International, Ltd.
184,000 7.000%,  5/1/2026
h
173,034
323,000 5.625%,  12/1/2029
h
266,815
Icahn Enterprises, LP
466,000 4.750%,  9/15/2024 434,921
485,000 6.375%,  12/15/2025 458,475
635,000 5.250%,  5/15/2027 562,508
Intercontinental Exchange, Inc.
575,000 4.950%,  6/15/2052 567,437
616,000 4.350%,  6/15/2029 608,687
Invitation Homes Operating
Partnership, LP
769,000 2.000%,  8/15/2031 591,562
iStar, Inc.
625,000 4.250%,  8/1/2025 577,225
J.P. Morgan Chase & Company
445,000 3.125%,  1/23/2025 438,476
500,000 0.824%,  6/1/2025
b
467,251
889,000 1.561%,  12/10/2025
b
830,528
850,000 1.040%,  2/4/2027
b
751,760
720,000 1.578%,  4/22/2027
b
640,740
1,230,000 2.947%,  2/24/2028
b
1,139,584
1,475,000 4.203%,  7/23/2029
b
1,422,615
Principal
Amount Long-Term Fixed Income (21.2%) Value
Financials (1.7%) - continued
$ 900,000 2.522%,  4/22/2031
b
$ 766,547
1,100,000 1.953%,  2/4/2032
b
879,201
1,229,000 4.586%,  4/26/2033
b
1,207,175
1,265,000 3.882%,  7/24/2038
b
1,114,956
Jefferies Finance, LLC
293,000 5.000%,  8/15/2028
h
240,992
KeyCorp
450,000 3.878%,  5/23/2025
b
446,669
Kimco Realty Corporation
1,142,000 3.300%,  2/1/2025 1,117,255
Lloyds Banking Group plc
1,950,000 3.870%,  7/9/2025
b
1,925,725
LPL Holdings, Inc.
410,000 4.000%,  3/15/2029
h
350,779
Macquarie Group, Ltd.
1,103,000 1.201%,  10/14/2025
b,h
1,022,664
Massachusetts Mutual Life
Insurance Company
1,150,000 3.200%,  12/1/2061
*
786,041
Mitsubishi UFJ Financial Group,
Inc.
835,000 0.962%,  10/11/2025
b
773,450
1,870,000 3.287%,  7/25/2027 1,773,353
1,750,000 2.048%,  7/17/2030 1,427,008
Morgan Stanley
900,000 2.630%,  2/18/2026
b
858,636
600,000 2.188%,  4/28/2026
b
561,692
1,925,000 4.350%,  9/8/2026 1,905,106
1,244,000 3.591%,  7/22/2028
b
1,177,665
1,600,000 3.622%,  4/1/2031
b
1,469,671
1,076,000 5.297%,  4/20/2037
b
1,041,998
825,000 2.802%,  1/25/2052
b
572,769
MPT Operating Partnership, LP
467,000 4.625%,  8/1/2029 409,793
Nasdaq, Inc.
750,000 3.250%,  4/28/2050 545,610
Nationstar Mortgage Holdings,
Inc.
341,000 6.000%,  1/15/2027
h
295,797
NatWest Group plc
1,250,000 4.445%,  5/8/2030
b
1,176,953
Navient Corporation
340,000 5.500%,  1/25/2023 337,028
30,000 6.750%,  6/25/2025 27,067
160,000 5.000%,  3/15/2027 131,605
Northern Trust Corporation
1,308,000 4.000%,  5/10/2027 1,315,872
Omega Healthcare Investors, Inc.
780,000 3.625%,  10/1/2029 661,950
875,000 3.375%,  2/1/2031 710,460
OneMain Finance Corporation
705,000 6.875%,  3/15/2025 668,171
417,000 7.125%,  3/15/2026 385,404
245,000 3.500%,  1/15/2027 196,000
365,000 6.625%,  1/15/2028 326,222
Owl Rock Capital Corporation
250,000 4.250%,  1/15/2026 229,963
525,000 3.400%,  7/15/2026 461,109
Owl Rock Core Income
Corporation
769,000 4.700%,  2/8/2027
h
701,465

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.2%) Value
Financials (1.7%) - continued
Owl Rock Technology Finance
Corporation
$ 250,000 4.750%,  12/15/2025
h
$ 234,997
Park Aerospace Holdings, Ltd.
800,000 4.500%,  3/15/2023
h
797,070
Park Intermediate Holdings, LLC
175,000 4.875%,  5/15/2029
h
150,266
PennyMac Financial Services, Inc.
255,000 4.250%,  2/15/2029
h
187,425
Playtika Holding Corporation
428,000 4.250%,  3/15/2029
h
353,100
PNC Financial Services Group,
Inc.
1,230,000 4.626%,  6/6/2033
b
1,187,895
PRA Group, Inc.
253,000 7.375%,  9/1/2025
h
246,043
Principal Life Global Funding II
825,000 1.250%,  8/16/2026
h
729,957
Prudential Financial, Inc.
1,170,000 5.125%,  3/1/2052
b
1,080,086
500,000 3.700%,  3/13/2051 417,441
Radian Group, Inc.
340,000 4.875%,  3/15/2027 304,508
Realty Income Corporation
1,300,000 4.125%,  10/15/2026 1,293,439
1,100,000 2.850%,  12/15/2032 945,493
Regency Centers, LP
1,100,000 4.125%,  3/15/2028 1,056,629
Reinsurance Group of America,
Inc.
1,100,000 4.700%,  9/15/2023 1,109,489
Rocket Mortgage Co-Issuer, Inc.
440,000 3.625%,  3/1/2029
h
345,981
Santander UK Group Holdings plc
1,000,000 1.673%,  6/14/2027
b
872,867
Service Properties Trust
195,000 4.650%,  3/15/2024 167,569
458,000 7.500%,  9/15/2025 419,643
260,000 5.500%,  12/15/2027 210,600
Simon Property Group, LP
1,125,000 3.800%,  7/15/2050 900,545
SLM Corporation
130,000 4.200%,  10/29/2025 117,774
Societe Generale SA
1,122,000 4.750%,  11/24/2025
h
1,104,268
Spirit Realty, LP
1,250,000 2.100%,  3/15/2028 1,047,857
Standard Chartered plc
1,847,000 1.822%,  11/23/2025
b,h
1,710,371
State Street Corporation
465,000 4.421%,  5/13/2033
b
458,311
Sumitomo Mitsui Financial Group,
Inc.
1,140,000 3.010%,  10/19/2026 1,075,321
850,000 1.710%,  1/12/2031 667,500
Sumitomo Mitsui Trust Bank, Ltd.
1,000,000 0.800%,  9/16/2024
h
930,984
Synchrony Financial
590,000 4.250%,  8/15/2024 586,336
925,000 3.950%,  12/1/2027 843,225
Principal
Amount Long-Term Fixed Income (21.2%) Value
Financials (1.7%) - continued
UBS Group AG
$ 900,000 4.488%,  5/12/2026
b,h
$ 896,562
UBS Group Funding Jersey, Ltd.
846,000 4.125%,  9/24/2025
h
839,263
UDR, Inc.
875,000 2.100%,  8/1/2032 680,456
United Wholesale Mortgage, LLC
268,000 5.500%,  4/15/2029
h
205,194
VICI Properties, LP/VICI Note
Company, Inc.
1,634,000 4.625%,  6/15/2025
h
1,554,343
616,000 5.750%,  2/1/2027
h
584,522
391,000 3.750%,  2/15/2027
h
343,913
Wells Fargo & Company
1,320,000 3.000%,  2/19/2025 1,289,925
125,000 3.000%,  4/22/2026 118,946
1,475,000 3.000%,  10/23/2026 1,391,733
923,000 3.526%,  3/24/2028
b
874,217
1,400,000 2.393%,  6/2/2028
b
1,253,740
1,180,000 4.900%,  11/17/2045 1,093,682
Welltower, Inc.
750,000 2.050%,  1/15/2029 631,232
Willis North America, Inc.
1,231,000 4.650%,  6/15/2027 1,210,864
XHR, LP
189,000 4.875%,  6/1/2029
h
162,135
Total 159,058,884
Mortgage-Backed Securities (5.2%)
Federal Home Loan Mortgage
Corporation Gold 30-Yr. Pass
Through
24,179,555 2.500%,  5/1/2051
e
21,793,267
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
20,325,000 2.000%,  7/1/2037
e
18,970,529
28,550,000 2.500%,  7/1/2037
e
27,262,369
10,150,000 3.000%,  7/1/2037
e
9,916,615
3,500,000 4.000%,  7/1/2037
e
3,530,401
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
11,901,699 2.500%,  2/1/2051 10,740,533
32,119,183 2.000%,  3/1/2051 28,015,182
24,112,690 3.000%,  3/1/2052 22,525,233
19,746,058 2.000%,  4/1/2051 17,193,216
20,437,180 2.500%,  4/1/2051
e
18,439,879
14,166,741 3.000%,  4/1/2051
e
13,227,671
15,062,508 3.000%,  5/1/2050
e
14,123,447
18,359,236 2.500%,  7/1/2051 16,546,342
41,470,000 2.000%,  7/1/2052
e
35,981,705
16,610,000 2.500%,  7/1/2052
e
14,934,726
24,422,798 2.000%,  8/1/2051
e
21,262,115
30,717,461 2.500%,  12/1/2051 27,742,813
12,000,000 5.000%,  7/1/2041
e
12,247,500
1,825,000 4.500%,  7/1/2048
e
1,831,915
54,675,000 3.000%,  7/1/2049
e
50,911,822
63,300,000 3.500%,  7/1/2049
e
60,871,852
30,700,000 4.000%,  7/1/2049
e
30,272,479
Total 478,341,611

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.2%) Value
Technology (0.4%)
Advanced Micro Devices, Inc.
$ 615,000 4.393%,  6/1/2052 $ 598,497
Analog Devices, Inc.
1,150,000 2.950%,  10/1/2051 877,431
Apple, Inc.
1,077,000 2.650%,  2/8/2051 793,766
2,570,000 3.750%,  9/12/2047 2,317,813
Black Knight InfoServ, LLC
593,000 3.625%,  9/1/2028
h
515,210
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
542,000 3.875%,  1/15/2027 521,510
Broadcom, Inc.
604,000 3.469%,  4/15/2034
h
491,576
1,231,000 3.137%,  11/15/2035
h
934,800
1,350,000 3.187%,  11/15/2036
h
1,026,237
600,000 4.926%,  5/15/2037
h
537,926
CommScope Technologies
Finance, LLC
425,000 6.000%,  6/15/2025
h
367,625
Dell International, LLC
2,222,000 6.020%,  6/15/2026 2,306,340
Fiserv, Inc.
1,000,000 2.250%,  6/1/2027 894,382
1,150,000 2.650%,  6/1/2030 974,037
Gartner, Inc.
325,000 3.625%,  6/15/2029
h
281,570
605,000 3.750%,  10/1/2030
h
515,006
Iron Mountain, Inc.
570,000 4.875%,  9/15/2029
h
484,460
750,000 5.250%,  7/15/2030
h
652,046
585,000 4.500%,  2/15/2031
h
478,030
KLA Corporation
923,000 3.300%,  3/1/2050 731,013
Lam Research Corporation
1,500,000 2.875%,  6/15/2050 1,100,153
Microchip Technology, Inc.
500,000 0.983%,  9/1/2024 466,272
Microsoft Corporation
700,000 3.041%,  3/17/2062 542,588
1,130,000 3.700%,  8/8/2046 1,051,738
Minerva Merger Sub, Inc.
480,000 6.500%,  2/15/2030
f,h
399,163
MSCI, Inc.
465,000 4.000%,  11/15/2029
h
412,143
NCR Corporation
1,020,000 6.125%,  9/1/2029
h
882,156
Nielsen Finance, LLC
310,000 4.500%,  7/15/2029
h
280,049
NXP BV/NXP Funding, LLC
480,000 5.550%,  12/1/2028 486,774
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
480,000 4.300%,  6/18/2029 457,932
480,000 3.250%,  5/11/2041 361,307
Open Text Corporation
675,000 4.125%,  2/15/2030
h
583,909
Oracle Corporation
1,815,000 3.850%,  7/15/2036 1,458,402
1,250,000 4.000%,  7/15/2046 924,159
Principal
Amount Long-Term Fixed Income (21.2%) Value
Technology (0.4%) - continued
PTC, Inc.
$ 300,000 3.625%,  2/15/2025
h
$ 283,734
270,000 4.000%,  2/15/2028
h
243,990
Qorvo, Inc.
960,000 3.375%,  4/1/2031
h
754,886
Rackspace Technology Global,
Inc.
540,000 5.375%,  12/1/2028
h
352,874
Seagate HDD Cayman
810,000 3.125%,  7/15/2029 635,615
670,000 3.375%,  7/15/2031 520,704
Sensata Technologies, Inc.
790,000 3.750%,  2/15/2031
h
633,153
Shift4 Payments, LLC
190,000 4.625%,  11/1/2026
h
168,148
SS&C Technologies, Inc.
1,120,000 5.500%,  9/30/2027
h
1,044,467
Switch, Ltd.
570,000 3.750%,  9/15/2028
h
563,816
Texas Instruments, Inc.
1,005,000 4.150%,  5/15/2048 963,968
Viavi Solutions, Inc.
396,000 3.750%,  10/1/2029
h
331,656
Visa, Inc.
1,230,000 2.000%,  8/15/2050 815,785
1,500,000 2.700%,  4/15/2040 1,206,021
VMware, Inc.
825,000 4.650%,  5/15/2027 820,736
900,000 2.200%,  8/15/2031 708,684
Total 35,754,257
Transportation (0.2%)
Air Canada Pass Through Trust
269,691 3.875%,  3/15/2023
h
264,736
American Airlines, Inc.
710,000 11.750%,  7/15/2025
h
734,779
1,166,000 5.500%,  4/20/2026
h
1,071,303
Avis Budget Car Rental, LLC
450,000 5.375%,  3/1/2029
f,h
374,316
Burlington Northern Santa Fe, LLC
724,000 2.875%,  6/15/2052 540,603
1,120,000 5.750%,  5/1/2040 1,228,671
575,000 4.450%,  3/15/2043 546,357
Canadian Pacific Railway
Company
852,000 3.100%,  12/2/2051 627,560
568,000 3.000%,  12/2/2041 444,290
CSX Corporation
900,000 3.800%,  4/15/2050 758,978
Delta Air Lines, Inc.
452,000 7.000%,  5/1/2025
h
457,509
86,000 7.375%,  1/15/2026 85,867
1,580,000 4.750%,  10/20/2028
h
1,492,434
Hawaiian Brand Intellectual
Property, Ltd.
97,000 5.750%,  1/20/2026
h
86,931
Hertz Corporation
323,000 4.625%,  12/1/2026
h
270,054
388,000 5.000%,  12/1/2029
h
298,760

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.2%) Value
Transportation (0.2%) - continued
Kansas City Southern
$ 615,000 4.700%,  5/1/2048 $ 579,650
Mileage Plus Holdings, LLC
1,539,000 6.500%,  6/20/2027
h
1,512,529
Ryder System, Inc.
615,000 2.850%,  3/1/2027 573,315
Southwest Airlines Company
960,000 2.625%,  2/10/2030 810,882
Union Pacific Corporation
1,231,000 2.973%,  9/16/2062 852,022
United Airlines, Inc.
377,000 4.375%,  4/15/2026
h
332,201
315,000 4.625%,  4/15/2029
h
267,205
VistaJet Malta Finance plc
420,000 6.375%,  2/1/2030
h
336,000
Total 14,546,952
U.S. Government & Agencies (7.3%)
U.S. Treasury Bonds
4,250,000 2.875%,  5/15/2052 4,014,258
9,660,000 1.625%,  11/15/2050 6,794,074
7,285,000 2.250%,  11/15/2027 6,984,209
72,550,000 2.875%,  5/15/2028 71,702,638
19,150,000 5.250%,  11/15/2028 21,543,002
13,650,000 1.625%,  8/15/2029 12,427,898
3,250,000 1.500%,  2/15/2030 2,919,160
3,750,000 0.875%,  11/15/2030 3,166,260
270,000 1.375%,  11/15/2031 234,183
2,975,000 4.375%,  5/15/2040 3,428,455
44,475,000 1.375%,  11/15/2040 32,030,686
1,340,000 3.000%,  5/15/2042 1,256,145
68,726,000 2.500%,  5/15/2046 58,250,654
46,100,000 2.875%,  5/15/2049 42,982,848
U.S. Treasury Notes
4,910,000 2.500%,  3/31/2023 4,898,876
9,380,000 0.125%,  4/30/2023 9,168,950
39,520,000 0.125%,  7/31/2023 38,334,400
21,560,000 0.125%,  8/31/2023 20,858,458
22,900,000 0.125%,  10/15/2023 22,077,031
14,890,000 0.750%,  12/31/2023 14,404,912
82,550,000 2.500%,  1/31/2024 81,930,875
25,885,000 2.125%,  7/31/2024 25,432,013
28,665,000 2.250%,  11/15/2024 28,179,039
19,170,000 2.125%,  11/30/2024 18,773,870
52,575,000 2.625%,  1/31/2026 51,813,073
2,300,000 0.500%,  2/28/2026 2,096,324
90,300,000 2.500%,  2/28/2026 88,564,547
1,500,000 0.750%,  1/31/2028 1,321,055
Total 675,587,893
Utilities (0.4%)
AES Corporation
1,227,000 3.950%,  7/15/2030
h
1,106,386
Ameren Illinois Company
830,000 4.500%,  3/15/2049 799,045
American Electric Power
Company, Inc.
518,000 2.031%,  3/15/2024 501,107
Appalachian Power Company
750,000 3.300%,  6/1/2027 718,990
Principal
Amount Long-Term Fixed Income (21.2%) Value
Utilities (0.4%) - continued
Berkshire Hathaway Energy
Company
$ 1,229,000 4.600%,  5/1/2053
h
$ 1,178,119
1,165,000 4.500%,  2/1/2045 1,078,619
Calpine Corporation
370,000 4.500%,  2/15/2028
h
335,915
CenterPoint Energy Resources
Corporation
750,000 1.750%,  10/1/2030 609,140
CenterPoint Energy, Inc.
600,000 2.500%,  9/1/2024 579,953
270,000 4.250%,  11/1/2028 263,083
Commonwealth Edison Company
1,025,000 3.700%,  3/1/2045 859,882
Consolidated Edison Company of
New York, Inc.
579,000 4.500%,  12/1/2045 526,957
1,250,000 4.125%,  5/15/2049 1,100,747
Consumers Energy Company
1,200,000 4.350%,  4/15/2049 1,135,079
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
377,000 5.500%,  6/15/2031
h
321,031
DTE Electric Company
965,000 3.700%,  3/15/2045 823,376
475,000 3.700%,  6/1/2046 411,668
Duke Energy Carolinas, LLC
1,090,000 3.700%,  12/1/2047 922,637
Duke Energy Florida, LLC
1,030,000 3.200%,  1/15/2027 1,004,891
Duke Energy Indiana, LLC
1,550,000 3.750%,  5/15/2046 1,312,525
Edison International
725,000 5.750%,  6/15/2027 735,783
Exelon Corporation
585,000 4.700%,  4/15/2050 548,145
983,000 4.450%,  4/15/2046 888,148
ITC Holdings Corporation
216,000 4.050%,  7/1/2023 217,103
760,000 5.300%,  7/1/2043 763,142
Jersey Central Power & Light
Company
450,000 2.750%,  3/1/2032
h
382,749
Mississippi Power Company
1,040,000 3.950%,  3/30/2028 1,012,052
National Rural Utilities Cooperative
Finance Corporation
1,050,000 3.700%,  3/15/2029 1,006,467
NextEra Energy Operating
Partners, LP
740,000 3.875%,  10/15/2026
h
677,100
NiSource Finance Corporation
900,000 5.650%,  2/1/2045 903,038
NiSource, Inc.
1,125,000 3.600%,  5/1/2030 1,030,702
NRG Energy, Inc.
790,000 3.375%,  2/15/2029
h
637,064
240,000 5.250%,  6/15/2029
h
214,200
Pacific Gas and Electric Company
900,000 3.300%,  12/1/2027 785,796
718,000 4.550%,  7/1/2030 637,965

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (21.2%) Value
Utilities (0.4%) - continued
PG&E Corporation
$ 471,000 5.000%,  7/1/2028 $ 397,467
PPL Electric Utilities Corporation
547,000 3.950%,  6/1/2047 487,503
Public Service Company of
Colorado
923,000 4.500%,  6/1/2052 901,766
San Diego Gas & Electric
Company
940,000 4.150%,  5/15/2048 857,308
Southern California Edison
Company
1,500,000 4.000%,  4/1/2047 1,216,721
Southern Company
308,000 4.475%,  8/1/2024 309,175
843,000 3.250%,  7/1/2026 806,683
1,231,000 5.113%,  8/1/2027 1,241,232
Southern Company Gas Capital
Corporation
620,000 4.400%,  5/30/2047 540,380
Southwestern Electric Power
Company
620,000 3.900%,  4/1/2045 496,264
Suburban Propane Partners, LP
740,000 5.875%,  3/1/2027 697,975
TerraForm Power Operating, LLC
750,000 5.000%,  1/31/2028
h
679,305
Virginia Electric and Power
Company
850,000 4.600%,  12/1/2048 817,476
Vistra Operations Company, LLC
875,000 5.125%,  5/13/2025
h
866,386
550,000 5.000%,  7/31/2027
h
500,010
Xcel Energy, Inc.
693,000 4.600%,  6/1/2032 687,289
Total 37,531,544
Total Long-Term Fixed Income
(cost $2,094,382,990) 1,956,273,570
Shares
Collateral Held for Securities
Loaned ( 0.8% ) Value
74,912,777 Thrivent Cash Management Trust 74,912,777
Total Collateral Held for
Securities Loaned
(cost $74,912,777) 74,912,777
Shares or
Principal
Amount Short-Term Investments ( 15.8% ) Value
Federal Home Loan Bank Discount
Notes
4,300,000 0.693%, 7/6/2022
m,n
$ 4,299,170
2,000,000 0.695%, 7/8/2022
m,n
1,999,460
2,800,000 0.870%, 7/15/2022
m,n
2,798,476
5,500,000 0.681%, 7/19/2022
m,n
5,496,178
400,000 0.985%, 8/3/2022
m,n
399,375
700,000 0.941%, 8/5/2022
m,n
698,840
3,600,000 1.110%, 8/9/2022
m,n
3,593,355
14,600,000 1.038%, 8/10/2022
m,n
14,572,361
200,000 1.010%, 8/12/2022
m,n
199,603
800,000 1.087%, 8/17/2022
m,n
798,221
22,100,000 1.140%, 8/18/2022
m,n
22,049,805
300,000 1.190%, 8/31/2022
m,n
299,134
8,500,000 1.748%, 9/13/2022
m,n
8,466,836
Thrivent Core Short-Term Reserve
Fund
136,279,941 1.630% 1,362,799,411
U.S. Treasury Bills
3,000,000 0.675%, 7/14/2022
m,o
2,998,846
14,000,000 0.731%, 7/21/2022
m,o,p
13,992,106
10,400,000 1.000%, 8/18/2022
m,p
10,381,546
Total Short-Term Investments
(cost $1,455,764,055) 1,455,842,723
Total Investments (cost
$9,297,148,797) 104.8% $9,689,423,476
Other Assets and Liabilities, Net
(4.8%) (440,500,544)
Total Net Assets 100.0% $9,248,922,932

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
June 30, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security is on loan.
g Non-income producing security.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2022, the value of these investments was $372,728,978 or 4.0% of
total net assets.
i Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 30, 2022.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k All or a portion of the security is insured or guaranteed.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o At June 30, 2022, $6,909,203 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
p All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Moderate
Allocation Portfolio as of June 30, 2022 was $1,370,079 or
0.01% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of June 30, 2022.
Security
Acquisition
Date Cost
Credit Acceptance Corporation,
12/31/2024 5/29/2020 $ 592,808
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 1,140,995
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation
Portfolio as of June 30, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 12,067,463
Common Stock 59,103,174
Total lending $71,170,637
Gross amount payable upon return of
collateral for securities loaned $74,912,777
Net amounts due to counterparty $3,742,140
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 882,571,001
Gross unrealized depreciation (555,733,399)
Net unrealized appreciation (depreciation) $ 326,837,602
Cost for federal income tax purposes $ 9,339,231,398

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2022, in valuing Moderate Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 6,162,704 – 2,666,123 3,496,581
Capital Goods 29,398,290 – 23,950,708 5,447,582
Communications Services 22,699,674 – 21,633,934 1,065,740
Consumer Cyclical 14,159,402 – 11,800,922 2,358,480
Consumer Non-Cyclical 25,237,325 – 23,963,146 1,274,179
Energy 1,267,699 – 1,267,699 –
Financials 5,803,257 – 4,963,782 839,475
Technology 11,086,969 – 9,796,563 1,290,406
Transportation 7,993,300 – 7,434,543 558,757
Utilities 6,894,188 – 6,894,188 –
Registered Investment Companies
Unaffiliated 75,670,486 75,670,486 – –
Affiliated 3,035,664,989 2,905,857,695 129,807,294 –
Common Stock
Communications Services 180,113,811 179,940,296 173,515 –
Consumer Discretionary 299,469,973 299,469,973 – –
Consumer Staples 105,553,720 105,553,720 – –
Energy 88,326,638 88,326,638 – –
Financials 309,561,392 306,180,951 3,380,441 –
Health Care 359,090,026 359,090,026 – –
Industrials 327,472,864 326,859,688 613,176 –
Information Technology 578,687,643 574,316,427 4,371,216 –
Materials 78,966,707 78,610,973 355,734 –
Real Estate 106,357,975 106,357,975 – –
Utilities 57,078,126 57,078,126 – –
Long-Term Fixed Income
Asset-Backed Securities 95,291,673 – 95,291,673 –
Basic Materials 18,437,670 – 18,437,670 –
Capital Goods 35,494,856 – 35,494,856 –
Collateralized Mortgage Obligations 110,299,251 – 110,299,251 –
Commercial Mortgage-Backed Securities 68,850,424 – 68,850,424 –
Communications Services 53,218,565 – 53,218,565 –
Consumer Cyclical 58,016,938 – 58,016,938 –
Consumer Non-Cyclical 66,725,381 – 66,725,381 –
Energy 49,117,671 – 49,117,671 –
Financials 159,058,884 – 159,058,884 –
Mortgage-Backed Securities 478,341,611 – 478,341,611 –
Technology 35,754,257 – 35,754,257 –
Transportation 14,546,952 – 14,546,952 –
U.S. Government & Agencies 675,587,893 – 675,587,893 –
Utilities 37,531,544 – 37,531,544 –
Short-Term Investments 93,043,312 – 93,043,312 –
Subtotal Investments in Securities $7,782,034,040 $5,463,312,974 $2,302,389,866 $16,331,200
Other Investments  * Total
Affiliated Registered Investment Companies 469,677,248
Affiliated Short-Term Investments 1,362,799,411
Collateral Held for Securities Loaned 74,912,777
Subtotal Other Investments $1,907,389,436
Total Investments at Value $9,689,423,476
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 51,303,756 51,303,756 – –
Credit Default Swaps 8,759 – 8,759 –
Total Asset Derivatives $51,312,515 $51,303,756 $8,759 $–
Liability Derivatives
Futures Contracts 66,615,403 66,615,403 – –
Credit Default Swaps 8,051,588 – 8,051,588 –
Total Liability Derivatives $74,666,991 $66,615,403 $8,051,588 $–
The following table presents Moderate Allocation Portfolio's futures contracts held as of June 30, 2022. Investments and/or cash totaling
$56,447,054 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 633 September 2022 $ 75,674,928 ( $ 644,647)
CBOT 2-Yr. U.S. Treasury Note 529 September 2022 111,105,196 (6,927)
CBOT 5-Yr. U.S. Treasury Note 492 September 2022 55,438,058 (211,058)
CBOT U.S. Long Bond 293 September 2022 41,152,663 (535,538)
CME E-mini Russell 2000 Index 43 September 2022 3,888,143 (215,943)
CME E-mini S&P 500 Index 6,284 September 2022 1,252,857,297 (62,196,397)
CME E-mini S&P Mid-Cap 400 Index 18 September 2022 4,437,164 (354,764)
CME Ultra Long Term U.S. Treasury Bond 575 September 2022 91,044,642 (2,296,986)
Ultra 10-Yr. U.S. Treasury Note 384 September 2022 49,065,143 (153,143)
Total Futures Long Contracts $ 1,684,663,234 ( $ 66,615,403)
CBOT 2-Yr. U.S. Treasury Note (11) September 2022 ( $ 2,316,755) $ 6,583
CBOT 5-Yr. U.S. Treasury Note (160) September 2022 (18,014,581) 54,581
CME E-mini Russell 2000 Index (2,044) September 2022 (187,368,180) 12,810,580
CME E-mini S&P Mid-Cap 400 Index (1,596) September 2022 (397,893,792) 35,920,992
ICE mini MSCI EAFE Index (230) September 2022 (22,156,346) 805,446
ICE US mini MSCI Emerging Markets Index (1,280) September 2022 (65,878,374) 1,705,574
Total Futures Short Contracts ( $ 693,628,028) $51,303,756
Total Futures Contracts $ 991,035,206 ($15,311,647)

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Moderate Allocation Portfolio's swaps contracts held as of June 30, 2022. Investments totaling $9,383,926 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 38, 5 Year, at 5.00%, Quarterly Sell 6/20/2027 ( $ 97,109,100) $ – ( $ 8,051,588) ( $ 8,051,588)
CDX HY 38, 5 Year, at 5.00%, Quarterly Buy 6/20/2027 15,147,000 – 8,759 8,759
Total Credit Default Swaps $– ($8,042,829) ($8,042,829)
1 As the buyer of protection, Moderate Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderate Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderate Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2022, for Moderate Allocation
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 51,242,592
Total Equity Contracts 51,242,592
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 61,164
Total Interest Rate Contracts 61,164
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 8,759
Total Credit Contracts 8,759
Total Asset Derivatives $51,312,515
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 62,767,104
Total Equity Contracts 62,767,104
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 3,848,299
Total Interest Rate Contracts 3,848,299
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 8,051,588
Total Credit Contracts 8,051,588
Total Liability Derivatives $74,666,991
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2022, for
Moderate Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (105,365,266)
Total Equity Contracts
(105,365,266)
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 415,898
Futures Net realized gains/(losses) on Futures contracts (30,573,407)
Total Interest Rate Contracts
(30,157,509)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (1,388,030)
Total Credit Contracts
(1,388,030)
Total ($136,910,805)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2022, for Moderate Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (23,241,105)
Total Equity Contracts (23,241,105)
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts (156,631)
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (6,906,757)
Total Interest Rate Contracts (7,063,388)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (7,967,166)
Total Credit Contracts (7,967,166)
Total ($38,271,659)
The following table presents Moderate Allocation Portfolio's average volume of derivative activity during the period ended June 30, 2022.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $1,399,604,587
Futures - Short (749,914,452)
Interest Rate Contracts
Futures - Long 354,368,331
Futures - Short (199,923,110)
Options Written (17,458,099)
Credit Contracts
Credit Default Swaps - Buy Protection 4,867
Credit Default Swaps - Sell Protection 3,808,776

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
6/30/2022
Shares Held at
6/30/2022
% of Net
Assets
6/30/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $226,029 $4,940 $22,256 $162,929 21,724 1.7%
Core Emerging Markets Equity 60,291 – – 49,262 5,656 0.5
Core Low Volatility Equity 291,498 – – 257,486 21,802 2.8
Core Small Cap Value – 138,800 – 129,807 14,903 1.4
Global Stock 526,874 60,836 – 416,044 37,480 4.5
High Yield 150,776 2,988 24,000 109,646 27,900 1.2
Income 515,935 19,382 74,500 372,286 42,774 4.0
International Allocation 463,985 43,550 – 368,737 45,965 4.0
International Index 66,527 1,679 – 53,748 4,933 0.6
Large Cap Value 940,263 79,311 – 833,161 42,925 9.0
Limited Maturity Bond 272,430 2,658 52,465 209,881 22,258 2.3
Mid Cap Stock 577,438 80,204 57,000 399,767 23,403 4.3
Small Cap Stock 167,802 27,520 – 142,589 8,229 1.6
Total Affiliated Registered Investment
Companies 4,259,848 3,505,343 37.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% 1,541,687 1,678,398 1,857,286 1,362,799 136,280 14.8
Total Affiliated Short-Term Investments 1,541,687 1,362,799 14.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 38,431 965,033 928,551 74,913 74,913 0.8
Total Collateral Held for Securities Loaned 38,431 74,913 0.8
Total Value $5,839,966 $4,943,055
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 6/30/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(1,852) $(43,932) $ – $4,940
Core Emerging Markets Equity – (11,029) – –
Core Low Volatility Equity – (34,012) – –
Core Small Cap Value Fund – (8,993) – –
Global Stock – (171,666) 55,846 4,989
High Yield (1,253) (18,865) – 2,985
Income 1,476 (90,007) 12,495 6,887
International Allocation – (138,798) 32,848 10,702
International Index – (14,458) 175 1,504
Large Cap Value – (186,413) 67,860 11,451
Limited Maturity Bond (18) (12,724) 697 1,963
Mid Cap Stock 16,156 (217,031) 78,803 1,402
Small Cap Stock – (52,733) 27,013 507
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% – – – 4,657
Total Income/Non Income Cash from Affiliated
Investments $51,987
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 122
Total Affiliated Income from Securities Loaned, Net $122
Total Value $14,509 $(1,000,661) $ 275,737

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 0.7% )
a
Value
Basic Materials (<0.1%)
Flexsys Holdings, Inc., Term Loan
$ 613,463
6.916%,  (LIBOR 1M +
5.250%), 11/1/2028
b,c
$ 565,919
INEOS US Petrochem, LLC, Term
Loan
480,150
4.416%,  (LIBOR 1M +
2.750%), 1/29/2026
b
452,090
Innophos Holdings, Inc., Term
Loan
298,138
5.166%,  (LIBOR 1M +
3.500%), 2/7/2027
b,c
285,466
Momentive Performance Materials
USA, LLC, Term Loan
327,860
4.920%,  (LIBOR 1M +
3.250%), 5/15/2024
b
316,113
Nouryon USA, LLC, Term Loan
553,585
5.250%,  (LIBOR 3M +
3.000%), 10/1/2025
b
522,618
Venator Finance SARL, Term Loan
339,651
4.666%,  (LIBOR 1M +
3.000%), 8/8/2024
b,c
318,423
Total 2,460,629
Capital Goods (0.2%)
AZZ, Inc., Term Loan
167,000
5.875%,  (TSFR1M +
4.250%), 5/6/2029
b,c
159,068
Bingo Industries, Ltd., Term Loan
223,312
5.750%,  (LIBOR 3M +
3.500%), 8/9/2028
b,c
209,355
BW Holding, Inc., Delayed Draw
97,794
5.175%,  (LIBOR 3M +
4.000%), 12/14/2028
b
91,560
BW Holding, Inc., Term Loan
371,884
5.175%,  (LIBOR 1M +
4.000%), 12/14/2028
b
348,176
148,628
5.547%,  (TSFR1M +
4.000%), 12/14/2028
b
139,152
CP Atlas Buyer, Inc., Term Loan
370,386
5.416%,  (LIBOR 1M +
3.750%), 11/23/2027
b
324,243
Foley Products Company, LLC,
Term Loan
521,693
6.954%,  (SOFRRATE +
4.750%), 2/16/2029
b
492,347
Gemini HDPE, LLC, Term Loan
407,175
4.239%,  (LIBOR 3M +
3.000%), 12/31/2027
b
387,582
GFL Environmental, Inc., Term
Loan
438,325
4.239%,  (LIBOR 3M +
3.000%), 5/31/2025
b
426,455
Graham Packaging Company,
Inc., Term Loan
449,312
4.666%,  (LIBOR 1M +
3.000%), 8/4/2027
b
420,480
Grinding Media, Inc., Term Loan
620,312
4.796%,  (LIBOR 3M +
4.000%), 10/12/2028
b,c
564,484
Groupe Solmax, Inc., Term Loan
542,242
7.000%,  (LIBOR 3M +
4.750%), 7/23/2028
b
483,501
Principal
Amount Bank Loans (0.7%)
a
Value
Capital Goods (0.2%) - continued
HRNI Holdings, LLC, Term Loan
$ 283,100
5.916%,  (LIBOR 1M +
4.250%), 12/10/2028
b
$ 274,607
Hyperion Materials &
Technologies, Inc., Term Loan
373,125
6.075%,  (LIBOR 3M +
4.500%), 8/30/2028
b
351,204
LABL, Inc., Term Loan
149,250
6.666%,  (LIBOR 1M +
5.000%), 10/29/2028
b
137,559
LRS Holdings, LLC, Term Loan
296,510
5.916%,  (LIBOR 1M +
4.250%), 8/31/2028
b,c
276,496
LTR Intermediate Holdings, Inc.,
Term Loan
325,357
6.750%,  (LIBOR 3M +
4.500%), 5/7/2028
b
297,158
Mauser Packaging Solutions
Holding Company, Term Loan
505,521
4.312%,  (LIBOR 1M +
3.250%), 4/3/2024
b
474,452
Novae, LLC, Delayed Draw
174,000
6.625%,  (SOFRRATE +
5.000%), 12/22/2028
b
162,981
Novae, LLC, Term Loan
607,478
6.625%,  (SOFRRATE +
5.000%), 12/22/2028
b
569,006
Pactiv Evergreen Group Holdings,
Inc., Term Loan
359,525
4.916%,  (LIBOR 1M +
3.250%), 2/5/2026
b
334,585
Quikrete Holdings Inc., Term Loan
369,075
4.666%,  (LIBOR 1M +
3.000%), 6/11/2028
b
347,392
RLG Holdings, LLC, Term Loan
336,663
5.916%,  (LIBOR 1M +
4.250%), 7/8/2028
b
313,376
Smyrna Ready Mix Concrete, LLC,
Term Loan
446,000
5.875%,  (TSFR1M +
4.250%), 4/1/2029
b,c
411,435
TricorBraun Holdings, Inc., Term
Loan
564,470
4.916%,  (LIBOR 1M +
3.250%), 3/3/2028
b
523,647
Trident TPI Holdings, Inc., Delayed
Draw
47,303
5.410%,  (LIBOR 3M +
4.000%), 9/17/2028
b,d,e
44,276
Trident TPI Holdings, Inc., Term
Loan
325,044
6.250%,  (LIBOR 3M +
4.000%), 9/17/2028
b
304,241
Venga Finance SARL, Term Loan
298,000
0.000%,  (LIBOR 2M +
4.750%), 12/3/2028
b,c,d,e
277,140
Waterlogic USA Holdings, Inc.,
Term Loan
332,487
6.416%,  (LIBOR 1M +
4.750%), 8/12/2028
b
321,821
Total 9,467,779

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (0.7%)
a
Value
Communications Services (0.1%)
Audacy Capital Corporation, Term
Loan
$ 379,524
4.133%,  (LIBOR 1M +
2.500%), 11/17/2024
b
$ 335,404
Cablevision Lightpath, LLC, Term
Loan
423,550
4.574%,  (LIBOR 1M +
3.250%), 12/1/2027
b
398,404
Cengage Learning, Inc., Term
Loan
605,425
5.750%,  (LIBOR 3M +
4.750%), 7/14/2026
b
544,598
CMG Media Corporation, Term
Loan
586,075
5.166%,  (LIBOR 1M +
3.500%), 12/17/2026
b
538,703
CommScope, Inc., Term Loan
568,312
4.916%,  (LIBOR 1M +
3.250%), 4/4/2026
b
508,998
DIRECTV Financing, LLC, Term
Loan
648,087
6.666%,  (LIBOR 1M +
5.000%), 8/2/2027
b
594,892
E.W. Scripps Company, Term Loan
348,075
4.416%,  (LIBOR 1M +
2.750%), 1/7/2028
b
328,715
iHeartCommunications, Inc., Term
Loan
315,709
4.666%,  (LIBOR 1M +
3.000%), 5/1/2026
b
292,558
Metronet Systems Holdings, LLC,
Term Loan
551,468
5.055%,  (LIBOR 1M +
3.750%), 6/2/2028
b
509,187
NEP Group, Inc., Term Loan
694,800
4.916%,  (LIBOR 1M +
3.250%), 10/20/2025
b
644,177
146,000
8.666%,  (LIBOR 1M +
7.000%), 10/19/2026
b,d,e
133,499
Nexstar Media, Inc., Term Loan
446,713
4.166%,  (LIBOR 1M +
2.500%), 9/19/2026
b
439,392
ORBCOMM, Inc., Term Loan
327,525
5.916%,  (LIBOR 1M +
4.250%), 9/1/2028
b
301,870
Peraton Corporation, Term Loan
572,071
5.416%,  (LIBOR 1M +
3.750%), 2/1/2028
b
536,008
Sharp Midco, LLC, Term Loan
122,693
6.250%,  (LIBOR 3M +
4.000%), 1/20/2029
b,c
114,718
Univision Communications, Inc.,
Term Loan
304,237
4.916%,  (LIBOR 1M +
3.250%), 1/31/2029
b
283,701
Voyage Australia, Pty. Ltd., Term
Loan
307,675
4.563%,  (LIBOR 3M +
3.500%), 7/20/2028
b
287,101
Xplornet Communications, Inc.,
Term Loan
327,525
5.666%,  (LIBOR 1M +
4.000%), 10/1/2028
b
298,280
Principal
Amount Bank Loans (0.7%)
a
Value
Communications Services (0.1%) - continued
$ 290,000
8.666%,  (LIBOR 1M +
7.000%), 10/1/2029
b,c
$ 259,550
Zacapa SARL, Term Loan
179,550
6.304%,  (SOFRRATE +
4.250%), 3/22/2029
b
167,161
Zayo Group Holdings, Inc., Term
Loan
932,974
4.666%,  (LIBOR 1M +
3.000%), 3/9/2027
b
857,505
Total 8,374,421
Consumer Cyclical (0.1%)
ACProducts Holdings, Inc., Term
Loan
408,618
6.060%,  (LIBOR 3M +
4.250%), 5/17/2028
b
314,636
AI Aqua Merger Sub, Inc., Term
Loan
376,875
4.831%,  (TSFR1M +
3.750%), 7/30/2028
b
342,485
Allen Media, LLC, Term Loan
177,272
7.704%,  (LIBOR 3M +
5.500%), 2/10/2027
b
156,709
American Trailer World
Corporation, Term Loan
547,361
5.375%,  (LIBOR 1M +
3.750%), 3/5/2028
b
467,539
Caesars Resort Collection, LLC,
Term Loan
272,229
5.166%,  (LIBOR 1M +
3.500%), 7/20/2025
b
261,816
Carnival Corporation, Term Loan
301,159
5.877%,  (LIBOR 3M +
3.000%), 6/30/2025
b
279,024
Golden Entertainment, Inc., Term
Loan
757,812
4.630%,  (LIBOR 1M +
3.000%), 10/20/2024
b
736,738
Great Canadian Gaming
Corporation, Term Loan
205,000
6.096%,  (LIBOR 3M +
4.000%), 11/1/2026
b
192,393
PetSmart, LLC, Term Loan
714,600
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
670,652
Secure Acquisition, Inc., Delayed
Draw
48,000
0.000%,  (LIBOR 1M +
5.000%), 12/23/2028
b,c,d,e
44,640
Secure Acquisition, Inc., Term
Loan
321,195
7.250%,  (LIBOR 3M +
5.000%), 12/23/2028
b,c
298,711
Staples, Inc., Term Loan
96,755
5.786%,  (LIBOR 3M +
4.500%), 9/12/2024
b
88,665
322,955
6.286%,  (LIBOR 3M +
5.000%), 4/12/2026
b
279,983
Tenneco, Inc., Term Loan
422,132
4.666%,  (LIBOR 1M +
3.000%), 10/1/2025
b
405,246

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (0.7%)
a
Value
Consumer Cyclical (0.1%) - continued
Voyage Digital NZ/US, Term Loan
$ 523,000
0.000%,  (SOFRRATE +
4.500%), 5/13/2029
b,c,d,e
$ 496,850
Total 5,036,087
Consumer Non-Cyclical (0.2%)
Adient US, LLC, Term Loan
158,400
4.916%,  (LIBOR 1M +
3.250%), 4/8/2028
b
147,047
Alltech, Inc., Term Loan
290,540
5.666%,  (LIBOR 1M +
4.000%), 10/15/2028
b
271,533
Bausch Health Companies, Inc.,
Term Loan
817,000
0.000%,  (SOFRRATE +
5.250%), 2/1/2027
b,d,e
698,445
Blue Ribbon, LLC, Term Loan
404,250
7.062%,  (LIBOR 1M +
6.000%), 5/7/2028
b
367,868
Chobani, LLC, Term Loan
221,062
5.166%,  (LIBOR 1M +
3.500%), 10/23/2027
b
199,951
City Brewing Company, LLC, Term
Loan
655,265
4.469%,  (LIBOR 1M +
3.500%), 4/5/2028
b
579,909
CNT Holdings I Corporation, Term
Loan
286,375
4.690%,  (LIBOR 1M +
3.500%), 11/8/2027
b
271,280
80,000
7.940%,  (LIBOR 1M +
6.750%), 11/6/2028
b
76,734
Del Monte Foods, Inc., Term Loan
196,000
5.684%,  (SOFRRATE +
4.250%), 5/16/2029
b
184,240
Energizer Holdings, Inc., Term
Loan
133,312
3.875%,  (LIBOR 1M +
2.250%), 12/22/2027
b
126,231
Gainwell Acquisition Corporation,
Term Loan
780,100
6.250%,  (LIBOR 3M +
4.000%), 10/1/2027
b
736,220
Global Medical Response, Inc.,
Term Loan
52,529
5.916%,  (LIBOR 1M +
4.250%), 3/14/2025
b
48,754
1,553,174
5.250%,  (LIBOR 1M +
4.250%), 10/2/2025
b
1,441,547
Herens US Holdco Corporation,
Term Loan
564,318
6.250%,  (LIBOR 3M +
4.000%), 7/2/2028
b
502,243
Mamba Purchaser, Inc., Term Loan
60,000
8.095%,  (LIBOR 1M +
6.500%), 10/14/2029
b
57,300
Packaging Coordinators Midco,
Inc., Term Loan
295,754
6.000%,  (LIBOR 3M +
3.750%), 11/30/2027
b
278,872
Pegasus Bidco BV, Term Loan
223,000
0.000%,  (TSFR1M +
4.250%), 5/5/2029
b,d,e
211,014
Principal
Amount Bank Loans (0.7%)
a
Value
Consumer Non-Cyclical (0.2%) - continued
Petco Health & Wellness
Company, Inc., Term Loan
$ 503,625
5.500%,  (LIBOR 3M +
3.250%), 3/4/2028
b
$ 473,644
Precision Medicine Group, LLC,
Delayed Draw
30,108
0.000%,  (LIBOR 1M +
3.750%), 11/20/2027
b,c,d,e
27,774
Precision Medicine Group, LLC,
Term Loan
477,985
5.250%,  (LIBOR 3M +
3.000%), 11/20/2027
b,c
440,941
Prime Security Services Borrower,
LLC, Term Loan
1,333,125
3.560%,  (LIBOR 1M +
2.750%), 9/23/2026
b
1,241,753
Spectrum Group Buyer, Inc., Term
Loan
640,000
7.250%,  (TSFR1M +
6.500%), 5/19/2028
b
621,920
Total 9,005,220
Energy (<0.1%)
GIP II Blue Holding, LP, Term Loan
467,874
6.750%,  (LIBOR 3M +
4.500%), 9/29/2028
b
452,471
Total 452,471
Financials (<0.1%)
Asurion, LLC, Term Loan
605,775
4.916%,  (LIBOR 1M +
3.250%), 12/23/2026
b
547,851
222,188
4.916%,  (LIBOR 1M +
3.250%), 7/31/2027
b
200,524
400,000
6.916%,  (LIBOR 1M +
5.250%), 2/3/2028
b
340,000
320,000
6.916%,  (LIBOR 1M +
5.250%), 1/15/2029
b
270,400
Rinchem Company, LLC, Term
Loan
131,000
6.654%,  (SOFRRATE +
4.500%), 3/2/2029
b,c
122,321
Stonepeak Taurus Lower Holdings,
LLC, Term Loan
196,000
9.154%,  (SOFRRATE +
7.000%), 1/28/2030
b,c
179,340
Tiger Acquisition, LLC, Term Loan
198,500
4.916%,  (LIBOR 1M +
3.250%), 6/1/2028
b
177,054
Tronox Finance, LLC, Term Loan
260,192
4.400%,  (LIBOR 3M +
2.250%), 3/11/2028
b
247,183
Total 2,084,673
Technology (0.1%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
467,221
4.739%,  (LIBOR 3M +
3.500%), 8/21/2026
b
400,058

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (0.7%)
a
Value
Technology (0.1%) - continued
Crown Subsea Communications
Holding, Inc., Term Loan
$ 472,808
5.812%,  (LIBOR 1M +
4.750%), 4/27/2027
b,c
$ 449,168
Gogo Intermediate Holdings, LLC,
Term Loan
514,800
4.989%,  (LIBOR 3M +
3.750%), 4/30/2028
b
485,971
Gridiron Fiber Corporation, Term
Loan
291,270
6.750%,  (LIBOR 3M +
4.500%), 10/4/2028
b
273,794
Lummus Technology Holdings V,
LLC, Term Loan
1,019,642
5.166%,  (LIBOR 1M +
3.500%), 6/30/2027
b
939,895
Redstone Holdco 2 LP, Term Loan
298,809
5.934%,  (LIBOR 3M +
4.750%), 4/27/2028
b
255,981
171,666
8.975%,  (LIBOR 3M +
7.750%), 8/6/2029
b
146,946
SS&C Technologies, Inc., Term
Loan
45,496
3.416%,  (LIBOR 1M +
1.750%), 4/16/2025
b
43,136
39,249
3.416%,  (LIBOR 1M +
1.750%), 4/16/2025
b
37,213
Verscend Holding Corporation,
Term Loan
197,983
5.666%,  (LIBOR 1M +
4.000%), 8/27/2025
b
189,074
Total 3,221,236
Transportation (<0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
1,040,000
5.813%,  (LIBOR 3M +
4.750%), 4/20/2028
b
990,226
Air Canada, Term Loan
213,000
4.250%,  (LIBOR 3M +
3.500%), 8/11/2028
b,c
195,428
Hertz Corporation, Term Loan
163,350
4.920%,  (LIBOR 1M +
3.250%), 6/30/2028
b
153,490
31,096
4.920%,  (LIBOR 1M +
3.250%), 6/30/2028
b
29,219
Mileage Plus Holdings, LLC, Term
Loan
335,000
7.313%,  (LIBOR 3M +
5.250%), 6/20/2027
b
330,310
SkyMiles IP, Ltd., Term Loan
130,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
129,065
United Airlines, Inc., Term Loan
306,125
5.392%,  (LIBOR 1M +
3.750%), 4/21/2028
b
283,741
Total 2,111,479
Utilities (<0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
103,693
3.395%,  (LIBOR 1M +
2.250%), 9/24/2026
b
103,175
Principal
Amount Bank Loans (0.7%)
a
Value
Utilities (<0.1%) - continued
Calpine Corporation, Term Loan
$ 546,675
4.170%,  (LIBOR 1M +
2.500%), 12/16/2027
b
$ 518,472
Constellation Renewables, LLC,
Term Loan
174,587
4.080%,  (LIBOR 3M +
2.500%), 12/15/2027
b
167,952
CQP Holdco, LP, Term Loan
727,650
6.000%,  (LIBOR 3M +
3.750%), 6/4/2028
b
682,172
EnergySolutions, LLC, Term Loan
288,498
6.000%,  (LIBOR 3M +
3.750%), 5/11/2025
b
266,982
GIP III Stetson I, LP, Term Loan
287,343
5.916%,  (LIBOR 1M +
4.250%), 7/18/2025
b,d,e
270,732
Osmose Utilities Services, Inc.,
Term Loan
129,025
4.916%,  (LIBOR 1M +
3.250%), 6/22/2028
b
114,591
PG&E Corporation, Term Loan
298,064
4.688%,  (LIBOR 1M +
3.000%), 6/23/2025
b
280,329
Total 2,404,405
Total Bank Loans
(cost $47,831,670) 44,618,400
Shares
Registered Investment
Companies ( 47.2% ) Value
Unaffiliated  (0.9%)
1,323 Direxion Daily S&P 500
f
86,776
11,804 Invesco QQQ Trust Series 1
f
3,308,425
18,326 iShares U.S. Home Construction
ETF 962,115
37,008 ProShares Ultra S&P 500
f
1,661,659
18,731 ProShares UltraPro QQQ
f
449,544
56,969 SPDR Bloomberg Short Term High
Yield Bond ETF 1,374,092
117,905 SPDR S&P 500 ETF Trust
f
44,479,661
16,527 SPDR S&P Biotech ETF
f,g
1,227,460
28,854 SPDR S&P Oil & Gas Exploration
ETF
f
3,447,476
Total 56,997,208
Affiliated  (46.3%)
7,253,435 Thrivent Core Emerging Markets
Debt Fund 54,400,763
12,531,391 Thrivent Core Emerging Markets
Equity Fund 109,148,414
4,002,856 Thrivent Core International Equity
Fund 34,624,708
19,487,319 Thrivent Core Low Volatility Equity
Fund 230,145,238
10,428,525 Thrivent Core Small Cap Value
Fund 90,832,453
40,447,576 Thrivent Global Stock Portfolio 448,984,268
9,511,914 Thrivent High Yield Portfolio 37,381,822
13,371,555 Thrivent Income Portfolio 116,379,329
60,434,801 Thrivent International Allocation
Portfolio 484,820,061

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (47.2%) Value
Affiliated  (46.3%)- continued
3,507,834 Thrivent International Index
Portfolio $ 38,221,014
30,851,735 Thrivent Large Cap Value Portfolio 598,829,082
7,627,931 Thrivent Limited Maturity Bond
Portfolio 71,927,577
24,806,435 Thrivent Mid Cap Stock Portfolio 423,741,046
8,450,268 Thrivent Small Cap Stock Portfolio 146,431,313
Total 2,885,867,088
Total Registered Investment
Companies (cost $2,793,101,360) 2,942,864,296
Shares Common Stock ( 30.3% ) Value
Communications Services (2.0%)
3,246 Alphabet, Inc., Class A
g
7,073,878
26,608 Alphabet, Inc., Class C
g
58,203,670
15,043 AMC Networks, Inc.
f,g
438,052
4,127 Cars.com, Inc.
g
38,918
1,266 Charter Communications, Inc.
g
593,159
267,181 Comcast Corporation 10,484,182
7,051 DISH Network Corporation
g
126,424
12,898 Fox Corporation, Class A 414,800
4,153 Hemisphere Media Group, Inc.
g
31,687
16,916 Liberty Global plc, Class A
g
356,082
4,651 Liberty Latin America, Ltd.
g
36,278
70,807 Live Nation Entertainment, Inc.
g
5,847,242
33,100 Match Group, Inc.
g
2,306,739
27,887 Meta Platforms, Inc.
g
4,496,779
109,976 News Corporation, Class A 1,713,426
1,693 News Corporation, Class B 26,902
5,751 Nexstar Broadcasting Group, Inc. 936,723
18,129 Omnicom Group, Inc. 1,153,186
90,988 QuinStreet, Inc.
g
915,339
2,017 RingCentral, Inc.
g
105,408
9,178 Telephone & Data Systems, Inc. 144,921
282,372 Twitter, Inc.
g
10,557,889
1,122 United States Cellular Corporation
g
32,493
80,912 Upwork, Inc.
g
1,673,260
109,007 Verizon Communications, Inc. 5,532,105
65,100 Walt Disney Company
g
6,145,440
94,431 Warner Bros. Discovery, Inc.
g
1,267,264
5,129 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
g
78,217
24,204 Zillow Group, Inc.
g
769,929
77,936 ZoomInfo Technologies, Inc.
g
2,590,593
Total 124,090,985
Consumer Discretionary (3.7%)
3,280 Aaron's Company, Inc. 47,724
1,644 Adient plc
g
48,712
4,279 Adtalem Global Education, Inc.
g
153,916
501,214 Amazon.com, Inc.
g
53,233,939
3,855 American Axle & Manufacturing
Holdings, Inc.
g
29,028
496 America's Car-Mart, Inc.
g
49,898
113,402 Aptiv plc
g
10,100,716
642 AutoZone, Inc.
g
1,379,735
27,072 Bally's Corporation
f,g
535,484
32,584 Beazer Homes USA, Inc.
g
393,289
804 Booking Holdings, Inc.
g
1,406,188
2,575 Brunswick Corporation 168,353
6,809 Buckle, Inc. 188,541
13,756 Burlington Stores, Inc.
g
1,873,980
Shares Common Stock (30.3%) Value
Consumer Discretionary (3.7%) - continued
32,196 Caesars Entertainment, Inc.
g
$ 1,233,107
29,672 Cedar Fair, LP
g
1,302,897
20,512 Cheesecake Factory, Inc. 541,927
14,972 Chico's FAS, Inc.
g
74,411
8,810 Chipotle Mexican Grill, Inc.
g
11,516,961
19,399 Choice Hotels International, Inc. 2,165,510
1,992 Chuy's Holdings, Inc.
g
39,681
23,908 Cimpress plc
g
930,021
54,967 Clarus Corporation 1,043,823
954 Columbia Sportswear Company 68,287
18,055 Container Store Group, Inc.
g
112,483
198,411 Cooper-Standard Holdings, Inc.
g
990,071
3,067 Cracker Barrel Old Country Store,
Inc. 256,064
17,752 Culp, Inc. 76,334
20,494 D.R. Horton, Inc. 1,356,498
2,968 Dave & Buster's Entertainment,
Inc.
g
97,291
23,175 Designer Brands, Inc. 302,665
6 Dollar General Corporation 1,473
5,656 Dorman Products, Inc.
g
620,520
192,915 Duluth Holdings, Inc.
g
1,840,409
30,091 Emerald Holding, Inc.
g
122,470
461,269 Everi Holdings, Inc.
g
7,523,297
9,321 Expedia Group, Inc.
f,g
883,910
35,460 Five Below, Inc.
g
4,022,228
9,164 Foot Locker, Inc. 231,391
70,548 Ford Motor Company 785,199
35,302 Freshpet, Inc.
g
1,831,821
46,230 Gap, Inc. 380,935
1,345 Garmin, Ltd. 132,146
90,827 General Motors Company
g
2,884,666
51,804 Gentex Corporation 1,448,958
1,476 Genuine Parts Company 196,308
3,950 G-III Apparel Group, Ltd.
g
79,908
47,560 Goodyear Tire & Rubber
Company
g
509,368
16,813 Grand Canyon Education, Inc.
g
1,583,616
1,182 Group 1 Automotive, Inc. 200,704
26,965 Hanesbrands, Inc. 277,470
5,283 Harley-Davidson, Inc. 167,260
21,841 Home Depot, Inc. 5,990,331
18,580 Lear Corporation 2,339,036
2,007 Libbey, Inc.
g
29,854
16,387 Lithia Motors, Inc. 4,503,311
16,435 Lowe's Companies, Inc. 2,870,701
933 Lululemon Athletica, Inc.
g
254,345
13,644 M.D.C. Holdings, Inc. 440,838
181,767 Macy's, Inc. 3,329,971
85,175 Magnite, Inc.
g
756,354
143 Marriott Vacations Worldwide
Corporation 16,617
15,715 McDonald's Corporation 3,879,719
28,533 Miller Industries, Inc. 646,843
26,824 Modine Manufacturing Company
g
282,457
19,684 Mohawk Industries, Inc.
g
2,442,588
50,340 Newell Brands, Inc. 958,474
94,584 NIKE, Inc. 9,666,485
33,380 Nordstrom, Inc.
f
705,319
642 NVR, Inc.
g
2,570,658
33,138 Papa John's International, Inc. 2,767,686
43,401 Penn National Gaming, Inc.
g
1,320,258
15,420 Perdoceo Education Corporation
g
181,648
50,163 Planet Fitness, Inc.
g
3,411,586
32,650 PVH Corporation 1,857,785

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (30.3%) Value
Consumer Discretionary (3.7%) - continued
102,892 Qurate Retail, Inc. $ 295,300
1,844 RCI Hospitality Holdings, Inc. 89,176
548 RH
g
116,318
57,107 Ross Stores, Inc. 4,010,625
8,221 Ruth's Hospitality Group, Inc. 133,673
34,387 Six Flags Entertainment
Corporation
g
746,198
62,021 Skyline Champion Corporation
g
2,941,036
25,821 Sleep Number Corporation
g
799,160
19,118 Sony Group Corporation ADR 1,563,279
10,052 Sportsman's Warehouse Holdings,
Inc.
g
96,399
2,047 Standard Motor Products, Inc. 92,095
45,240 Stoneridge, Inc.
g
775,866
3,477 Strategic Education, Inc. 245,407
36,987 Tapestry, Inc. 1,128,843
62,195 Taylor Morrison Home Corporation
g
1,452,875
47,672 Tesla, Inc.
g
32,103,278
3,187 Thor Industries, Inc. 238,164
240,080 ThredUp, Inc.
g
600,200
34,391 Toll Brothers, Inc. 1,533,839
2,472 TopBuild Corporation
g
413,220
6,173 Travel + Leisure Company 239,636
4,783 TripAdvisor, Inc.
g
85,137
6,183 Ulta Beauty, Inc.
g
2,383,423
4,652 Urban Outfitters, Inc.
g
86,806
16,087 Vail Resorts, Inc. 3,507,770
1,617 Visteon Corporation
g
167,489
902 Williams-Sonoma, Inc. 100,077
24,909 Wingstop, Inc. 1,862,446
7,052 Wolverine World Wide, Inc. 142,168
32,919 Wyndham Hotels & Resorts, Inc. 2,163,437
63,924 Xometry, Inc.
f,g
2,168,941
32,762 Zumiez, Inc.
g
851,812
Total 231,798,548
Consumer Staples (1.2%)
108,912 BJ's Wholesale Club Holdings,
Inc.
g
6,787,396
23,576 Casey's General Stores, Inc. 4,361,089
30,485 Celsius Holdings, Inc.
g
1,989,451
1,732 Coca-Cola Company 108,960
163 Constellation Brands, Inc. 37,989
14,987 Costco Wholesale Corporation 7,182,969
26,146 Darling Ingredients, Inc.
g
1,563,531
184,111 e.l.f. Beauty, Inc.
g
5,648,526
17,326 Estee Lauder Companies, Inc. 4,412,412
19,234 Hain Celestial Group, Inc.
g
456,615
3,086 Hershey Company 663,984
9,269 Ingredion, Inc. 817,155
24,555 John B. Sanfilippo & Son, Inc. 1,779,992
11,000 Kraft Heinz Company 419,540
107,231 Lamb Weston Holdings, Inc. 7,662,727
246 Medifast, Inc. 44,405
9,557 Monster Beverage Corporation
g
885,934
1,328 PepsiCo, Inc. 221,325
11,130 Performance Food Group
Company
g
511,757
34,682 Philip Morris International, Inc. 3,424,501
908 PriceSmart, Inc. 65,040
115,024 Primo Water Corporation 1,539,021
24,590 Procter & Gamble Company 3,535,796
1,667 Seneca Foods Corporation
g
92,585
26,203 Sprouts Farmers Markets, Inc.
g
663,460
22,087 Sysco Corporation 1,870,990
Shares Common Stock (30.3%) Value
Consumer Staples (1.2%) - continued
133,494 Turning Point Brands, Inc. $ 3,621,692
7,180 US Foods Holding Corporation
g
220,282
4,288 Utz Brands, Inc. 59,260
134,743 Walmart, Inc. 16,382,054
Total 77,030,438
Energy (1.0%)
32,696 Antero Midstream Corporation 295,899
63,519 Antero Resources Corporation
g
1,946,857
8,832 APA Corporation 308,237
35,239 Archrock, Inc. 291,427
45,563 BP plc ADR 1,291,711
6,031 California Resources Corporation 232,194
776 Callon Petroleum Company
g
30,419
20,051 ChampionX Corporation 398,012
6,322 Chevron Corporation 915,299
592 Civitas Resources, Inc. 30,956
26,748 ConocoPhillips 2,402,238
77,187 Devon Energy Corporation 4,253,776
9,111 DT Midstream, Inc. 446,621
80,526 Enterprise Products Partners, LP 1,962,419
14,819 EOG Resources, Inc. 1,636,610
9,061 EQT Corporation 311,698
107,229 Exxon Mobil Corporation 9,183,092
221 Gulfport Energy Corporation
g
17,572
131,264 Halliburton Company 4,116,439
22,774 Helmerich & Payne, Inc. 980,648
19,548 HF Sinclair Corporation 882,788
9,286 Kimbell Royalty Partners, LP 145,604
59,775 Liberty Energy, Inc.
g
762,729
65,809 Marathon Oil Corporation 1,479,386
15,470 Marathon Petroleum Corporation 1,271,789
46,692 Matador Resources Company 2,175,380
9,301 Newpark Resources, Inc.
g
28,740
12,338 NexTier Oilfield Solutions, Inc.
g
117,334
45,255 Nine Energy Service, Inc.
f,g
119,926
120,931 NOV, Inc. 2,044,943
11,460 Oceaneering International, Inc.
g
122,393
26,421 PBF Energy, Inc.
g
766,737
9,178 Pioneer Natural Resources
Company 2,047,428
16,405 Plains GP Holdings, LP 169,300
101,558 ProPetro Holding Corporation
g
1,015,580
29,219 Ring Energy, Inc.
f,g
77,723
10,296 RPC, Inc.
g
71,145
105,793 Schlumberger, Ltd. 3,783,158
3,766 Select Energy Services, Inc.
g
25,684
5,732 Sitio Royalties Corporation 132,868
29,113 SM Energy Company 995,373
5,334 Solaris Oilfield Infrastructure, Inc. 58,034
114,160 Talos Energy, Inc.
g
1,766,055
6,431 Targa Resources Corporation 383,738
440,746 TechnipFMC plc
g
2,966,221
8,013 VAALCO Energy, Inc.
f
55,610
2,213 Valero Energy Corporation 235,198
149,276 Williams Companies, Inc. 4,658,904
8,851 World Fuel Services Corporation 181,091
Total 59,592,983
Financials (3.8%)
126,752 Air Lease Corporation 4,237,319
132,353 Ally Financial, Inc. 4,435,149
8,439 American Equity Investment Life
Holding Company 308,614

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (30.3%) Value
Financials (3.8%) - continued
82,819 American Express Company $ 11,480,370
14,305 American Financial Group, Inc. 1,985,677
727 Ameriprise Financial, Inc. 172,793
41,826 Ameris Bancorp 1,680,569
86,622 Annaly Capital Management, Inc. 511,936
17,881 Arch Capital Group, Ltd.
g
813,407
6,520 Argo Group International Holdings,
Ltd. 240,327
42,632 ARMOUR Residential REIT, Inc. 300,129
17,498 Arthur J. Gallagher & Company 2,852,874
3,514 Assured Guaranty, Ltd. 196,046
90,848 Bank of America Corporation 2,828,098
1,472 Bank of Marin Bancorp 46,780
31,044 Bank of N.T. Butterfield & Son, Ltd. 968,262
17,636 BankFinancial Corporation 165,602
2,149 Banner Corporation 120,795
1,186 BCB Bancorp, Inc. 20,198
23,459 Berkshire Hathaway, Inc.
g
6,404,776
72,992 Bridgewater Bancshares, Inc.
g
1,178,091
53,416 Brighthouse Financial, Inc.
g
2,191,124
6,718 Brown & Brown, Inc. 391,928
61,689 Byline Bancorp, Inc. 1,468,198
17,742 Capital One Financial Corporation 1,848,539
83,704 Central Pacific Financial
Corporation 1,795,451
266,284 Charles Schwab Corporation 16,823,823
14,417 Chimera Investment Corporation 127,158
12,944 Chubb, Ltd. 2,544,532
9,804 Cincinnati Financial Corporation 1,166,480
123,110 Citigroup, Inc. 5,661,829
14,882 CNO Financial Group, Inc. 269,215
65,651 Columbia Banking System, Inc. 1,880,901
18,724 Comerica, Inc. 1,373,967
33,194 Community Trust Bancorp, Inc. 1,342,365
3,090 ConnectOne Bancorp, Inc. 75,550
78,593 Customers Bancorp, Inc.
g
2,664,303
2,487 Dime Community Bancshares, Inc. 73,740
11,872 Discover Financial Services 1,122,854
2,477 Eagle Bancorp, Inc. 117,435
39,742 East West Bancorp, Inc. 2,575,282
16,102 Ellington Residential Mortgage
REIT 120,282
1,093 Employers Holdings, Inc. 45,786
22,665 Enova International, Inc.
g
653,205
36,103 Enterprise Financial Services
Corporation 1,498,274
58,477 Equitable Holdings, Inc. 1,524,495
1,685 Equity Bancshares, Inc. 49,135
5,898 Essent Group, Ltd. 229,432
51,824 F.N.B. Corporation 562,809
25,488 Federated Hermes, Inc. 810,264
27,653 Financial Institutions, Inc. 719,531
1,046 First Busey Corporation 23,901
24,113 First Financial Corporation 1,073,028
2,037 First Mid-Illinois Bancshares, Inc. 72,660
2,611 First of Long Island Corporation 45,771
24,326 Flushing Financial Corporation 517,171
94,712 Fulton Financial Corporation 1,368,588
17,665 Glacier Bancorp, Inc. 837,674
11,090 Global Life, Inc. 1,080,942
26,194 Great Southern Bancorp, Inc. 1,533,921
62,911 Hamilton Lane, Inc. 4,226,361
40,753 Hancock Whitney Corporation 1,806,580
104,994 Hanmi Financial Corporation 2,356,065
19,531 Hanover Insurance Group, Inc. 2,856,409
Shares Common Stock (30.3%) Value
Financials (3.8%) - continued
76,162 Heartland Financial USA, Inc. $ 3,163,769
16,737 HomeStreet, Inc. 580,272
21,722 Hometrust Bancshares, Inc. 543,050
368,384 Hope Bancorp, Inc. 5,098,435
20,500 Horizon Bancorp, Inc. 357,110
10,743 Houlihan Lokey, Inc. 847,945
58,029 Independent Bank Corporation 1,118,799
25,847 Invesco Mortgage Capital, Inc. 379,434
85,302 Invesco, Ltd. 1,375,921
31,253 J.P. Morgan Chase & Company 3,519,400
39,040 Kinsale Capital Group, Inc. 8,965,146
13,284 Lakeland Bancorp, Inc. 194,212
6,070 Lincoln National Corporation 283,894
10,073 M&T Bank Corporation 1,605,535
5,879 Marsh & McLennan Companies,
Inc. 912,715
4,645 Mercantile Bank Corporation 148,408
142 Merchants Bancorp 3,219
861 Meta Financial Group, Inc. 33,295
58,635 MetLife, Inc. 3,681,692
27,376 MFA Financial, Inc. 294,292
43,985 Midland States Bancorp, Inc. 1,057,399
45,561 MidWestOne Financial Group, Inc. 1,354,073
15,109 Moody's Corporation 4,109,195
30,284 Morgan Stanley 2,303,401
7,706 MSCI, Inc. 3,176,028
424,803 New York Community Bancorp,
Inc. 3,878,451
38,037 NMI Holdings, Inc.
g
633,316
10,970 Northern Trust Corporation 1,058,386
5,072 Northfield Bancorp, Inc. 66,088
44,689 OceanFirst Financial Corporation 854,901
11,059 OFG Bancorp 280,899
24,456 Old Republic International
Corporation 546,836
41,867 OneMain Holdings, Inc. 1,564,988
101,249 PacWest Bancorp 2,699,298
1,044 PCB Bancorp 19,502
1,121 Peapack-Gladstone Financial
Corporation 33,294
65,990 Popular, Inc. 5,076,611
6 Primerica, Inc. 718
2,597 QCR Holdings, Inc. 140,212
129,111 Radian Group, Inc. 2,537,031
86,051 Raymond James Financial, Inc. 7,693,820
567 Reinsurance Group of America,
Inc. 66,503
6,937 RenaissanceRe Holdings, Ltd. 1,084,739
11,054 RLI Corporation 1,288,786
39,962 S&P Global, Inc. 13,469,592
2,744 S&T Bancorp, Inc. 75,268
88,057 Seacoast Banking Corporation of
Florida 2,909,403
29,028 SEI Investments Company 1,568,093
13,685 Selective Insurance Group, Inc. 1,189,774
14,231 Signature Bank 2,550,338
4,760 SiriusPoint, Ltd.
g
25,799
19,474 State Street Corporation 1,200,572
11,053 Synchrony Financial 305,284
30,822 Synovus Financial Corporation 1,111,133
6,516 Territorial Bancorp, Inc. 135,859
37,179 Texas Capital Bancshares, Inc.
g
1,957,103
21,177 TPG RE Finance Trust, Inc. 190,805
29,398 Tradeweb Markets, Inc. 2,006,414
22,316 Triumph Bancorp, Inc.
g
1,396,089

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (30.3%) Value
Financials (3.8%) - continued
37,231 Truist Financial Corporation $ 1,765,866
32,374 TrustCo Bank Corporation NY 998,414
59,567 Two Harbors Investment
Corporation 296,644
87,894 Umpqua Holdings Corporation 1,473,982
1,627 Univest Financial Corporation 41,391
114,672 Unum Group 3,901,141
31,759 Virtu Financial, Inc. 743,478
64,640 Wells Fargo & Company 2,531,949
99,094 Western Alliance Bancorp 6,996,036
38,046 Western Asset Mortgage Capital
Corporation 46,036
5,801 Zions Bancorporation NA 295,271
3,561 Zurich Insurance Group AG 1,552,857
Total 235,840,379
Health Care (4.3%)
66,170 Abbott Laboratories 7,189,370
31,156 AbbVie, Inc. 4,771,853
14,451 Accolade, Inc.
g
106,937
8,968 AdaptHealth Corporation
g
161,783
52,863 Adaptive Biotechnologies
Corporation
g
427,662
7,662 Agilent Technologies, Inc. 910,016
150,403 Agilon Health, Inc.
g
3,283,297
19,489 Agios Pharmaceuticals, Inc.
g
432,071
8,775 Aldeyra Therapeutics, Inc.
g
35,012
732 Align Technology, Inc.
g
173,242
9,265 Allogene Therapeutics, Inc.
g
105,621
2,117 Amedisys, Inc.
g
222,539
14,254 AmerisourceBergen Corporation 2,016,656
32,896 Amgen, Inc. 8,003,597
10,948 Amneal Pharmaceuticals, Inc.
g
34,815
3,253 Anika Therapeutics, Inc.
g
72,607
13,811 Argenx SE ADR
g
5,232,712
24,958 Ascendis Pharma AS ADR
g
2,320,096
27,355 AstraZeneca plc ADR 1,807,345
15,717 Atara Biotherapeutics, Inc.
g
122,435
30,635 Avanos Medical, Inc.
g
837,561
101,531 Avantor, Inc.
g
3,157,614
88,886 Axonics, Inc.
g
5,037,170
56,240 Baxter International, Inc. 3,612,295
14,741 Becton, Dickinson and Company 3,634,099
5,794 Biogen, Inc.
g
1,181,628
47,908 BioLife Solutions, Inc.
g
661,609
801 Bio-Rad Laboratories, Inc.
g
396,495
9,130 Bio-Techne Corporation 3,164,823
1,810 Boston Scientific Corporation
g
67,459
2,648 Bristol-Myers Squibb Company 203,896
5,922 Cardiovascular Systems, Inc.
g
85,040
46,634 Centene Corporation
g
3,945,703
10,698 Charles River Laboratories
International, Inc.
g
2,289,051
2,498 Chemed Corporation 1,172,536
33,195 Cigna Holding Company 8,747,546
17,650 Community Health Systems, Inc.
g
66,188
7,598 Cooper Companies, Inc. 2,379,086
12,955 CVS Health Corporation 1,200,410
43,887 Danaher Corporation 11,126,232
20,879 Dentsply Sirona, Inc. 746,007
12,357 DermTech, Inc.
f,g
68,458
35,340 DexCom, Inc.
g
2,633,890
31,999 Editas Medicine, Inc.
f,g
378,548
95,031 Edwards Lifesciences
Corporation
g
9,036,498
Shares Common Stock (30.3%) Value
Health Care (4.3%) - continued
16,217 Elanco Animal Health, Inc.
g
$ 318,340
17,225 Elevance Health, Inc. 8,312,441
2,726 Embecta Corporation
g
69,022
21,024 Encompass Health Corporation 1,178,395
2,983 Exact Sciences Corporation
g
117,500
6,987 Forma Therapeutics Holdings,
Inc.
g
48,140
15,172 Gilead Sciences, Inc. 937,781
36,555 GlaxoSmithKline plc ADR 1,591,239
9,708 Global Blood Therapeutics, Inc.
g
310,171
1,767 Guardant Health, Inc.
g
71,281
78,957 Halozyme Therapeutics, Inc.
g
3,474,108
1,717 Hanger, Inc.
g
24,587
7,827 HCA Healthcare, Inc. 1,315,406
6,265 HealthEquity, Inc.
g
384,608
1,674 HealthStream, Inc.
g
36,343
2,698 Henry Schein, Inc.
g
207,045
38,123 Hologic, Inc.
g
2,641,924
3,907 ICU Medical, Inc.
g
642,272
798 IDEXX Laboratories, Inc.
g
279,883
69,218 Immunocore Holdings plc ADR
g
2,582,524
43,001 Inari Medical, Inc.
g
2,923,638
63,136 Inotiv, Inc.
f,g
606,106
20,053 Inspire Medical Systems, Inc.
g
3,663,082
16,429 Insulet Corporation
g
3,580,536
1,553 Integer Holdings Corporation
g
109,735
3,112 Integra LifeSciences Holdings
Corporation
g
168,141
40,625 Intuitive Surgical, Inc.
g
8,153,844
114,498 Invitae Corporation
g
279,375
43,155 Ionis Pharmaceuticals, Inc.
g
1,597,598
48,909 Johnson & Johnson 8,681,837
16,180 Kura Oncology, Inc.
g
296,579
35,231 Laboratory Corporation of America
Holdings 8,256,737
78,720 Lantheus Holdings, Inc.
g
5,197,882
4,446 Masimo Corporation
g
580,959
7,813 MEDNAX, Inc.
g
164,151
30,950 Medtronic plc 2,777,763
68,699 Merck & Company, Inc. 6,263,288
3,704 Merit Medical Systems, Inc.
g
201,016
1,234 Molina Healthcare, Inc.
g
345,039
856 MultiPlan Corporation
g
4,699
30,149 Natera, Inc.
g
1,068,481
10,034 National HealthCare Corporation 701,377
18,206 NeoGenomics, Inc.
g
148,379
63,127 Novo Nordisk AS ADR 7,034,242
5,877 Nurix Therapeutics, Inc.
g
74,462
10,488 NuVasive, Inc.
g
515,590
41,621 Omnicell, Inc.
g
4,734,389
6,999 Orthofix Medical, Inc.
g
164,756
28,301 Premier, Inc. 1,009,780
213,240 Progyny, Inc.
g
6,194,622
50,047 R1 RCM, Inc.
g
1,048,985
9,391 Regeneron Pharmaceuticals, Inc.
g
5,551,302
31,816 Repligen Corporation
g
5,166,918
1,648 Sage Therapeutics, Inc.
g
53,230
21,091 Sarepta Therapeutics, Inc.
g
1,580,981
4,601 Scholar Rock Holding Corporation
g
25,259
6,834 Signify Health, Inc.
g
94,309
69,494 Silk Road Medical, Inc.
g
2,528,887
1,981 STAAR Surgical Company
g
140,512
26,407 Stryker Corporation 5,253,145
36,596 Syneos Health, Inc.
g
2,623,201
10,697 Teladoc Health, Inc.
f,g
355,247

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (30.3%) Value
Health Care (4.3%) - continued
28,841 Teleflex, Inc. $ 7,090,560
20,473 Thermo Fisher Scientific, Inc. 11,122,571
151,295 Tilray Brands, Inc.
f,g
472,040
29,884 Travere Therapeutics, Inc.
g
724,089
1,507 U.S. Physical Therapy, Inc. 164,564
7,896 Ultragenyx Pharmaceutical, Inc.
g
471,075
10,885 Veracyte, Inc.
g
216,612
135,994 Viemed Healthcare, Inc.
g
731,648
55,122 Vor BioPharma, Inc.
f,g
273,956
11,755 VYNE Therapeutics, Inc.
g
4,572
1,178 Waters Corporation
g
389,894
6,760 Zentalis Pharmaceuticals, Inc.
g
189,956
38,458 Zimmer Biomet Holdings, Inc. 4,040,397
81,895 Zoetis, Inc. 14,076,932
Total 267,691,443
Industrials (4.3%)
39,498 3M Company 5,111,436
3,820 A.O. Smith Corporation 208,878
6,358 ACCO Brands Corporation 41,518
1,995 Advanced Drainage Systems, Inc. 179,690
16,583 AECOM 1,081,543
46,384 Alaska Air Group, Inc.
g
1,857,679
2,139 Allegion plc 209,408
69,380 Altra Industrial Motion Corporation 2,445,645
2,292 American Woodmark Corporation
g
103,163
47,963 AMETEK, Inc. 5,270,654
3,118 Armstrong World Industries, Inc. 233,725
72,499 ASGN, Inc.
g
6,543,035
20,380 AZZ, Inc. 831,912
78,746 Badger Infrastructure Solutions,
Ltd. 1,727,616
36,619 Barnes Group, Inc. 1,140,316
20,210 Carlisle Companies, Inc. 4,822,308
2,082 Caterpillar, Inc. 372,178
34,132 CBIZ, Inc.
g
1,363,915
63,128 Chart Industries, Inc.
g
10,566,365
10,914 Cintas Corporation 4,076,706
82,610 CNH Industrial NV 957,450
1,745 Columbus McKinnon Corporation 49,506
1,638 Covenant Logistics Group, Inc. 41,097
57,890 Crane Holdings, Company 5,068,848
11,152 CSW Industrials, Inc. 1,148,991
140,137 CSX Corporation 4,072,381
33,840 Curtiss-Wright Corporation 4,468,910
4,014 Deere & Company 1,202,073
43,021 Delta Air Lines, Inc.
g
1,246,318
5,849 Donaldson Company, Inc. 281,571
407 Douglas Dynamics, Inc. 11,697
175,146 Driven Brands Holdings, Inc.
g
4,823,521
12,972 Dun & Bradstreet Holdings, Inc.
g
194,969
2,642 Eagle Bulk Shipping, Inc. 137,067
17,313 EMCOR Group, Inc. 1,782,546
46,644 Emerson Electric Company 3,710,064
31,216 Fastenal Company 1,558,303
208,919 First Advantage Corporation
g
2,647,004
11,227 Forrester Research, Inc.
g
537,100
27,182 Fortune Brands Home and
Security, Inc. 1,627,658
47,244 Forward Air Corporation 4,344,558
4,310 GATX Corporation 405,830
9,511 Genco Shipping & Trading, Ltd. 183,752
6,720 Generac Holdings, Inc.
g
1,415,098
8,826 General Dynamics Corporation 1,952,752
1,357 Gibraltar Industries, Inc.
g
52,584
Shares Common Stock (30.3%) Value
Industrials (4.3%) - continued
1,194 Gorman-Rupp Company $ 33,790
2,693 GrafTech International, Ltd. 19,039
28,031 Greenbrier Companies, Inc. 1,008,836
12,973 Helios Technologies, Inc. 859,461
24,071 Honeywell International, Inc. 4,183,780
148,163 Howmet Aerospace, Inc. 4,659,726
20,328 Hubbell, Inc. 3,630,174
1,172 ICF International, Inc. 111,340
30,239 IDEX Corporation 5,492,310
7,621 Illinois Tool Works, Inc. 1,388,927
5,270 ITT Corporation 354,355
108,084 Janus International Group, Inc.
g
975,998
610 JB Hunt Transport Services, Inc. 96,057
2,029 JetBlue Airways Corporation
g
16,983
25,523 Johnson Controls International plc 1,222,041
7,804 Kennametal, Inc. 181,287
7,814 L3Harris Technologies, Inc. 1,888,644
29,719 Landstar System, Inc. 4,321,737
2,818 Lennox International, Inc. 582,171
63,679 Lincoln Electric Holdings, Inc. 7,855,441
8,847 Linde plc 2,543,778
11,952 Lockheed Martin Corporation 5,138,882
10,102 Manitowoc Company, Inc.
g
106,374
35,983 ManpowerGroup, Inc. 2,749,461
4,526 Masonite International
Corporation
g
347,733
30,278 Mercury Systems, Inc.
g
1,947,784
60,037 Middleby Corporation
g
7,526,238
24,076 MSC Industrial Direct Company,
Inc. 1,808,348
57,408 NAPCO Security Technologies,
Inc.
g
1,182,031
1,084 National Presto Industries, Inc. 71,154
34,318 Norfolk Southern Corporation 7,800,138
13,501 Northrop Grumman Corporation 6,461,174
12,983 NOW, Inc.
g
126,974
7,876 Old Dominion Freight Line, Inc. 2,018,461
30,292 Parker-Hannifin Corporation 7,453,347
1,227 Proto Labs, Inc.
g
58,700
2,765 Quad/Graphics, Inc.
g
7,604
2,991 Quanta Services, Inc. 374,892
162,955 Ranpak Holdings Corporation
g
1,140,685
20,573 RBC Bearings, Inc.
g
3,804,976
94,784 Regal Rexnord Corporation 10,759,880
74,340 Rush Enterprises, Inc. 3,583,188
9,384 Saia, Inc.
g
1,764,192
30,619 SkyWest, Inc.
g
650,654
3,240 Snap-On, Inc. 638,377
5,251 Southwest Airlines Company
g
189,666
32,423 Standex International Corporation 2,748,822
179,406 Summit Materials, Inc.
g
4,178,366
213,333 Sun Country Airlines Holdings,
Inc.
g
3,912,527
2,401 Sunrun, Inc.
g
56,087
7,324 Technip Energies NV ADR 90,744
15,082 Teledyne Technologies, Inc.
g
5,657,409
17,634 Tennant Company 1,044,814
12,524 Timken Company 664,398
6,642 Toro Company 503,397
5,759 Trane Technologies plc 747,921
35,140 TransUnion 2,810,849
15,581 Trex Company, Inc.
g
847,918
16,616 TriMas Corporation 460,097
36,320 Tutor Perini Corporation
g
318,890
481,689 Uber Technologies, Inc.
g
9,855,357

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (30.3%) Value
Industrials (4.3%) - continued
1,323 UniFirst Corporation $ 227,794
36,985 Union Pacific Corporation 7,888,161
14,252 United Parcel Service, Inc. 2,601,560
14,875 United Rentals, Inc.
g
3,613,286
7,125 Univar Solutions, Inc.
g
177,199
8,885 Valmont Industries, Inc. 1,995,838
7,903 Verisk Analytics, Inc. 1,367,930
80,699 Vicor Corporation
g
4,416,656
48,085 Vontier Corporation 1,105,474
6,478 Watsco, Inc. 1,547,076
1,164 Watts Water Technologies, Inc. 142,986
10,285 Werner Enterprises, Inc. 396,384
237,425 WillScot Mobile Mini Holdings
Corporation
g
7,697,318
2,993 Woodward, Inc. 276,823
Total 268,598,207
Information Technology (6.9%)
540 Accenture plc 149,931
6,508 ACI Worldwide, Inc.
g
168,492
746 Adobe, Inc.
g
273,081
10,052 Advanced Energy Industries, Inc. 733,595
29,881 Agilysys, Inc.
g
1,412,475
71,239 Amphenol Corporation 4,586,367
804 ANSYS, Inc.
g
192,389
479,399 Apple, Inc. 65,543,431
21,558 Arista Networks, Inc.
g
2,020,847
20,446 Arrow Electronics, Inc.
g
2,291,792
19,687 Autodesk, Inc.
g
3,385,377
43,799 Avalara, Inc.
g
3,092,209
6,355 Avaya Holdings Corporation
g
14,235
6,370 Axcelis Technologies, Inc.
g
349,331
4,079 Benchmark Electronics, Inc. 92,022
18,848 BigCommerce Holdings, Inc.
g
305,338
24,221 Bill.com Holdings, Inc.
g
2,662,857
198,312 Block, Inc.
g
12,188,256
12,166 Booz Allen Hamilton Holding
Corporation 1,099,320
21,150 Bread Financial Holdings, Inc. 783,819
7,586 Broadcom, Inc. 3,685,355
1,899 CACI International, Inc.
g
535,100
84,540 Calix, Inc.
g
2,886,196
6,211 CDW Corporation 978,605
22,867 Ciena Corporation
g
1,045,022
92,226 Cisco Systems, Inc. 3,932,517
111,899 Cognex Corporation 4,757,945
44,424 CommScope Holding Company,
Inc.
g
271,875
21,154 Computer Services, Inc. 781,905
32,169 Conduent Incorporated
g
138,970
30,634 Descartes Systems Group, Inc.
g
1,901,146
16,632 Digital Turbine, Inc.
g
290,561
2,292 Diodes, Inc.
g
147,994
63,487 Dolby Laboratories, Inc. 4,543,130
11,374 Dropbox, Inc.
g
238,740
14,870 Endava plc ADR
g
1,312,575
6,650 EPAM Systems, Inc.
g
1,960,287
4,840 ePlus, Inc.
g
257,101
9,704 Euronet Worldwide, Inc.
g
976,125
11,045 Eventbrite, Inc.
g
113,432
33,929 Fidelity National Information
Services, Inc. 3,110,271
27,413 Fiserv, Inc.
g
2,438,935
73,023 Five9, Inc.
g
6,655,316
12,076 FLEETCOR Technologies, Inc.
g
2,537,288
Shares Common Stock (30.3%) Value
Information Technology (6.9%) - continued
27,330 Flex, Ltd.
g
$ 395,465
422 Genpact, Ltd. 17,876
101,005 Gilat Satellite Networks, Ltd.
f,g
610,070
20,834 Global Payments, Inc. 2,305,074
46,804 Hewlett Packard Enterprise
Company 620,621
4,496 HubSpot, Inc.
g
1,351,722
62,224 Intel Corporation 2,327,800
8,324 IPG Photonics Corporation
g
783,538
25,036 Jack Henry & Associates, Inc. 4,506,981
164 Keysight Technologies, Inc.
g
22,607
7,066 KLA-Tencor Corporation 2,254,619
90,898 Knowles Corporation
g
1,575,262
9,846 Lam Research Corporation 4,195,873
138,644 Lattice Semiconductor
Corporation
g
6,724,234
4,634 Littelfuse, Inc. 1,177,221
71,840 LiveRamp Holding, Inc.
g
1,854,190
23,528 Mastercard, Inc. 7,422,613
4,044 MAXIMUS, Inc. 252,790
1,271 MaxLinear, Inc.
g
43,189
60,705 Microchip Technology, Inc. 3,525,746
315,492 Microsoft Corporation 81,027,810
946 MKS Instruments, Inc. 97,088
15,638 Monolithic Power Systems, Inc. 6,005,618
32,599 National Instruments Corporation 1,018,067
1,567 NETGEAR, Inc.
g
29,021
1,106 NICE, Ltd. ADR
g
212,850
18,869 Nova, Ltd.
g
1,670,473
166,459 NVIDIA Corporation 25,233,520
15,567 Okta, Inc.
g
1,407,257
3,442 ON Semiconductor Corporation
g
173,167
8,688 Palo Alto Networks, Inc.
g
4,291,351
11,265 Paycom Software, Inc.
g
3,155,552
104,773 Paymentus Holdings, Inc.
f,g
1,400,815
155,012 PayPal Holdings, Inc.
g
10,826,038
261 Progress Software Corporation 11,823
29,189 PTC, Inc.
g
3,103,958
36,242 Qorvo, Inc.
g
3,418,345
124,951 QUALCOMM, Inc. 15,961,241
99,541 Salesforce, Inc.
g
16,428,247
45,611 Samsung Electronics Company,
Ltd. 2,011,781
7,745 Sanmina Corporation
g
315,454
2,790 ScanSource, Inc.
g
86,881
33,456 Semtech Corporation
g
1,839,076
34,574 ServiceNow, Inc.
g
16,440,628
141,416 Sierra Wireless, Inc.
g
3,309,134
11,150 SiTime Corporation
g
1,817,784
51,345 Skyworks Solutions, Inc. 4,756,601
47,688 Sonos, Inc.
g
860,292
150,679 Sprout Social, Inc.
g
8,749,930
10,078 Synopsys, Inc.
g
3,060,689
10,778 TD SYNNEX Corporation 981,876
5,487 TE Connectivity, Ltd. 620,854
29,993 Telefonaktiebolaget LM Ericsson
ADR 221,948
56,036 Texas Instruments, Inc. 8,609,931
3,988 Trimble, Inc.
g
232,221
19,185 TTEC Holdings, Inc. 1,302,470
209,068 TTM Technologies, Inc.
g
2,613,350
8,987 Tyler Technologies, Inc.
g
2,987,998
21,650 Universal Display Corporation 2,189,681
729 Upland Software, Inc.
g
10,585
1,973 Vertex, Inc.
g
22,354

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (30.3%) Value
Information Technology (6.9%) - continued
10,391 WEX, Inc.
g
$ 1,616,424
507 Wolfspeed, Inc.
g
32,169
62,905 Workiva, Inc.
g
4,151,101
13,574 Xerox Holdings Corporation 201,574
Total 433,324,073
Materials (1.1%)
3,198 AdvanSix, Inc. 106,941
36,446 AptarGroup, Inc. 3,761,592
24,569 Ashland Global Holdings, Inc. 2,531,835
14,011 Avery Dennison Corporation 2,267,961
78,846 Axalta Coating Systems, Ltd.
g
1,743,285
128 Balchem Corporation 16,607
3,492 Ball Corporation 240,145
1,850 Cabot Corporation 118,011
44,709 Carpenter Technology Corporation 1,247,828
3,576 Celanese Corporation 420,573
19,023 CF Industries Holdings, Inc. 1,630,842
10,505 Cleveland-Cliffs, Inc.
g
161,462
44,763 Compass Minerals International,
Inc. 1,584,163
28,276 Crown Holdings, Inc. 2,606,199
41,578 Eastman Chemical Company 3,732,457
8,563 FMC Corporation 916,327
28,204 Freeport-McMoRan, Inc. 825,249
29,885 Graphic Packaging Holding
Company 612,642
26,635 Huntsman Corporation 755,102
36,191 Ingevity Corporation
g
2,285,100
13,906 Innospec, Inc. 1,332,056
174,108 Ivanhoe Mines, Ltd.
g
1,002,284
14,468 Kaiser Aluminum Corporation 1,144,274
18,678 LyondellBasell Industries NV 1,633,578
6,893 Martin Marietta Materials, Inc. 2,062,661
5,181 Minerals Technologies, Inc. 317,802
9,586 Myers Industries, Inc. 217,890
13 NewMarket Corporation 3,912
11,000 Nucor Corporation 1,148,510
732 O-I Glass, Inc.
g
10,248
17,203 Orion Engineered Carbons SA 267,163
2,385 PPG Industries, Inc. 272,701
21,966 Quaker Chemical Corporation 3,284,356
26,750 Reliance Steel & Aluminum
Company 4,543,755
36,064 RPM International, Inc. 2,838,958
11,313 Ryerson Holding Corporation 240,854
7,544 Schweitzer-Mauduit International,
Inc. 189,505
7,426 Sensient Technologies Corporation 598,239
31,753 Sherwin-Williams Company 7,109,814
15,190 Sonoco Products Company 866,438
14,781 Steel Dynamics, Inc. 977,763
13,076 SunCoke Energy, Inc. 89,048
15,569 Trinseo plc 598,784
4,793 Tronox Holdings plc 80,522
23,699 UFP Technologies, Inc.
g
1,885,729
11,850 United States Lime & Minerals, Inc. 1,251,360
37,713 United States Steel Corporation 675,440
14,827 Westlake Corporation 1,453,343
60,730 WestRock Company 2,419,483
3,622 Worthington Industries, Inc. 159,730
Total 66,240,521
Shares Common Stock (30.3%) Value
Real Estate (1.4%)
257,792 AGNC Investment Corporation $ 2,853,758
60,961 Agree Realty Corporation 4,397,117
1,713 Alexandria Real Estate Equities,
Inc. 248,436
9,796 American Campus Communities,
Inc. 631,548
3,397 Apartment Income REIT
Corporation 141,315
4,308 AvalonBay Communities, Inc. 836,829
12,236 Camden Property Trust 1,645,497
21,363 CBRE Group, Inc.
g
1,572,530
101,719 CubeSmart 4,345,436
86,031 Cushman and Wakefield plc
g
1,311,112
1,892 Digital Realty Trust, Inc. 245,638
3,940 Duke Realty Corporation 216,503
2,838 EastGroup Properties, Inc. 437,989
84,720 EPR Properties 3,975,910
72,147 Essential Properties Realty Trust,
Inc. 1,550,439
2,065 Essex Property Trust, Inc. 540,018
5,340 Extra Space Storage, Inc. 908,441
2,406 Federal Realty Investment Trust 230,350
48,051 First Industrial Realty Trust, Inc. 2,281,462
14,894 FirstService Corporation 1,805,153
19,767 Four Corners Property Trust, Inc. 525,605
2,689 Getty Realty Corporation 71,259
5,675 Gladstone Commercial
Corporation 106,917
8,001 Gladstone Land Corporation 177,302
85,255 Healthcare Realty Trust, Inc. 2,318,936
89,577 Host Hotels & Resorts, Inc. 1,404,567
60,193 Independence Realty Trust, Inc. 1,247,801
10,216 Industrial Logistics Properties Trust 143,841
1,509 Jones Lang LaSalle, Inc.
g
263,864
25,726 Kilroy Realty Corporation 1,346,242
12,170 Life Storage, Inc. 1,358,902
174,975 MGIC Investment Corporation 2,204,685
41,000 National Retail Properties, Inc. 1,763,000
229,517 National Storage Affiliates Trust 11,491,916
150,112 Necessity Retail REIT, Inc. 1,092,815
17,576 NetSTREIT Corporation 331,659
147,393 New Residential Investment
Corporation 1,373,703
9,928 NexPoint Residential Trust, Inc. 620,599
1,332 One Liberty Properties, Inc. 34,605
148,053 Pebblebrook Hotel Trust 2,453,238
22,164 Public Storage, Inc. 6,930,018
1,733 RE/MAX Holdings, Inc. 42,493
4,723 Realty Income Corporation 322,392
24,184 Regency Centers Corporation 1,434,353
148,895 Rexford Industrial Realty, Inc. 8,574,863
60,648 Sabra Health Care REIT, Inc. 847,253
8,434 SBA Communications Corporation 2,699,302
176,225 Service Properties Trust 921,657
16,190 Spirit Realty Capital, Inc. 611,658
44,810 UDR, Inc. 2,063,052
14,098 UMH Properties, Inc. 248,971
Total 85,202,949
Utilities (0.6%)
7,496 Alliant Energy Corporation 439,340
10,893 Artesian Resources Corporation 535,609
5,192 Avista Corporation 225,904
9,093 CenterPoint Energy, Inc. 268,971

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (30.3%) Value
Utilities (0.6%) - continued
9,634 Consolidated Water Company,
Ltd. $ 139,693
22,535 Constellation Energy Corporation 1,290,354
15,963 Duke Energy Corporation 1,711,393
18,312 Entergy Corporation 2,062,664
1,242 Essential Utilities, Inc. 56,946
37,462 Exelon Corporation 1,697,778
416,774 NiSource, Inc. 12,290,665
31,392 NorthWestern Corporation 1,849,931
31,284 OGE Energy Corporation 1,206,311
10,611 Pinnacle West Capital Corporation 775,876
19,578 Portland General Electric
Company 946,205
81,048 Sempra Energy 12,179,083
19,071 Spire, Inc. 1,418,310
35,729 UGI Corporation 1,379,497
Total 40,474,530
Total Common Stock
(cost $1,703,620,920) 1,889,885,056
Principal
Amount Long-Term Fixed Income ( 10.7% ) Value
Asset-Backed Securities (0.5%)
510 Asset Backed Trust
$ 950,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
h,i
877,461
Access Group, Inc.
114,004
2.124%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,h
110,803
Ares XL CLO, Ltd.
1,000,000
3.844%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,h
915,657
Ares XXXIIR CLO, Ltd.
1,250,000
3.411%,  (LIBOR 3M +
2.000%), 5/15/2030, Ser.
2014-32RA, Class A2BR
b,h
1,212,242
Buttermilk Park CLO, Ltd.
2,575,000
2.444%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,h
2,485,356
CarVal CLO II, Ltd.
1,000,000
2.563%,  (LIBOR 3M +
1.500%), 4/20/2032, Ser.
2019-1A, Class BR
b,h
947,562
600,000
3.063%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,h
561,547
CMFT Net Lease Master Issuer,
LLC
637,400
2.090%,  7/20/2051, Ser.
2021-1, Class A1
h
554,333
Commonbond Student Loan Trust
138,385
2.124%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,h
136,269
Dewolf Park CLO, Ltd.
975,000
2.494%,  (LIBOR 3M +
1.450%), 10/15/2030, Ser.
2017-1A, Class BR
b,h
935,745
Principal
Amount Long-Term Fixed Income (10.7%) Value
Asset-Backed Securities (0.5%) - continued
Dryden 36 Senior Loan Fund
$ 850,000
3.094%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,h
$ 811,492
FirstKey Homes Trust
1,800,000
4.493%,  5/17/2039, Ser.
2022-SFR1, Class B
h
1,761,913
FRTKL Trust
1,150,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
h
1,017,694
Galaxy XIX CLO, Ltd.
800,000
3.034%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,h
748,872
Goldentree Loan Management,
Ltd.
975,000
2.463%,  (LIBOR 3M +
1.400%), 11/20/2030, Ser.
2017-2A, Class BR
b,h
937,676
Goodgreen
808,419
3.860%,  10/15/2054, Ser.
2019-1A, Class A
h
769,629
Home Partners of America Trust
1,227,243
2.302%,  12/17/2026, Ser.
2021-2, Class B
h
1,103,555
1,043,212
2.078%,  9/19/2041, Ser.
2021-1, Class C
h
893,148
Home RE, Ltd.
850,000
3.776%,  (SOFR30A +
2.850%), 10/25/2034, Ser.
2022-1, Class M1A
b,h
844,995
Laurel Road Prime Student Loan
Trust
72,041
2.810%,  11/25/2042, Ser.
2017-C, Class A2B
h
71,757
304,280
5.259%,  11/25/2043, Ser.
2018-D, Class A
b,h
298,429
Longfellow Place CLO, Ltd.
1,900,000
2.794%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
b,h
1,864,377
525,000
3.344%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,h
505,281
Madison Park Funding XIV, Ltd.
1,200,000
2.536%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,h
1,156,426
Mello Mortgage Capital
Acceptance
1,138,382
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,h
970,426
Mercury Financial Credit Card
Master Trust
1,000,000
2.500%,  9/21/2026, Ser.
2022-1A, Class A
h
947,158
National Collegiate Trust
365,241
1.919%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,h
353,480

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.7%) Value
Asset-Backed Securities (0.5%) - continued
OCP CLO, Ltd.
$ 850,000
3.044%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,h
$ 797,317
Octagon Investment Partners XVI,
Ltd.
250,000
2.444%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,h
240,439
OZLM IX, Ltd.
600,000
2.613%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,h
578,203
Progress Residential Trust
600,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
h
539,168
ROC Securities Trust Series
975,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,h
920,129
Saxon Asset Securities Trust
430,017
3.363%,  8/25/2035, Ser.
2004-2, Class MF2
b
374,750
Sound Point CLO XIV, Ltd.
1,250,000
3.234%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,h
1,204,535
Sound Point CLO XXI, Ltd.
725,000
2.664%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,h
696,281
Stratus CLO, Ltd.
875,000
1.841%,  (LIBOR 3M +
1.750%), 12/29/2029, Ser.
2021-1A, Class C
b,h
814,572
TRK Trust
919,151
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
b,h
841,047
U.S. Small Business Administration
43,173
3.191%,  3/10/2024, Ser.
2014-10A, Class 1 42,857
Upstart Securitization Trust
103,762
1.702%,  11/20/2030, Ser.
2020-3, Class A
h
103,456
VCAT Asset Securitization, LLC
500,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
h,i
473,693
Wind River CLO, Ltd.
750,000
2.663%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
b,h
724,264
625,000
3.063%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,h
593,254
Total 32,737,248
Basic Materials (0.1%)
Alcoa Nederland Holding BV
240,000 5.500%,  12/15/2027
h
227,400
Anglo American Capital plc
275,000 3.875%,  3/16/2029
h
252,913
Principal
Amount Long-Term Fixed Income (10.7%) Value
Basic Materials (0.1%) - continued
Chemours Company
$ 170,000 5.750%,  11/15/2028
h
$ 144,879
Cleveland-Cliffs, Inc.
190,000 5.875%,  6/1/2027 177,181
90,000 4.625%,  3/1/2029
f,h
79,425
90,000 4.875%,  3/1/2031
f,h
79,350
Consolidated Energy Finance SA
281,000 5.625%,  10/15/2028
h
226,053
DowDuPont, Inc.
190,000 4.493%,  11/15/2025 191,293
EverArc Escrow Sarl
145,000 5.000%,  10/30/2029
h
122,049
First Quantum Minerals, Ltd.
314,000 6.875%,  10/15/2027
h
280,735
Freeport-McMoRan, Inc.
681,000 4.625%,  8/1/2030 631,818
Glencore Funding, LLC
226,000 3.375%,  9/23/2051
h
154,070
479,000 4.000%,  3/27/2027
h
460,584
Hecla Mining Company
90,000 7.250%,  2/15/2028 82,968
Hudbay Minerals, Inc.
170,000 4.500%,  4/1/2026
h
142,253
Ingevity Corporation
250,000 3.875%,  11/1/2028
h
209,375
International Flavors and
Fragrances, Inc.
350,000 3.468%,  12/1/2050
h
254,997
Kinross Gold Corporation
218,000 5.950%,  3/15/2024 223,147
Mercer International, Inc.
160,000 5.125%,  2/1/2029 136,581
Methanex Corporation
167,000 4.250%,  12/1/2024 159,067
Mosaic Company
300,000 4.050%,  11/15/2027 293,430
Novelis Corporation
85,000 3.250%,  11/15/2026
h
71,848
100,000 4.750%,  1/30/2030
h
83,118
85,000 3.875%,  8/15/2031
h
65,466
OCI NV
115,000 4.625%,  10/15/2025
h
111,000
Olin Corporation
245,000 5.125%,  9/15/2027 225,198
SCIL USA Holdings, LLC
135,000 5.375%,  11/1/2026
h
108,000
SPCM SA
166,000 3.375%,  3/15/2030
h
129,895
SunCoke Energy, Inc.
180,000 4.875%,  6/30/2029
h
143,837
Taseko Mines, Ltd.
129,000 7.000%,  2/15/2026
h
109,794
Unifrax Escrow Issuer Corporation
147,000 5.250%,  9/30/2028
h
117,291
United States Steel Corporation
276,000 6.875%,  3/1/2029
f
240,835
Total 5,935,850

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.7%) Value
Capital Goods (0.2%)
Advanced Drainage Systems, Inc.
$ 157,000 6.375%,  6/15/2030
h
$ 153,322
AECOM
280,000 5.125%,  3/15/2027 264,600
Amsted Industries, Inc.
245,000 5.625%,  7/1/2027
h
230,300
ARD Finance SA
56,000 6.500%,  6/30/2027
h
41,539
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
150,000 5.250%,  8/15/2027
h
106,959
99,000 5.250%,  8/15/2027
h
70,593
Boeing Company
505,000 5.930%,  5/1/2060 459,762
395,000 5.040%,  5/1/2027 390,168
650,000 5.705%,  5/1/2040 606,298
Bombardier, Inc.
123,000 7.125%,  6/15/2026
h
101,411
170,000 7.875%,  4/15/2027
h
141,510
145,000 6.000%,  2/15/2028
h
108,663
Builders FirstSource, Inc.
140,000 5.000%,  3/1/2030
h
118,643
Carrier Global Corporation
384,000 3.577%,  4/5/2050 290,619
300,000 2.700%,  2/15/2031 253,817
Clydesdale Acquisition Holdings,
Inc.
24,000 6.625%,  4/15/2029
h
22,551
48,000 8.750%,  4/15/2030
h
41,403
CNH Industrial NV
300,000 3.850%,  11/15/2027 282,464
Cornerstone Building Brands, Inc.
123,000 6.125%,  1/15/2029
h
79,020
Covanta Holding Corporation
139,000 5.000%,  9/1/2030 113,466
Covert Mergeco, Inc.
85,000 4.875%,  12/1/2029
h
69,166
CP Atlas Buyer, Inc.
150,000 7.000%,  12/1/2028
h
108,327
GFL Environmental, Inc.
140,000 4.000%,  8/1/2028
h
115,500
248,000 3.500%,  9/1/2028
h
212,660
H&E Equipment Services, Inc.
278,000 3.875%,  12/15/2028
h
224,833
Howard Midstream Energy
Partners, LLC
178,000 6.750%,  1/15/2027
h
153,348
Howmet Aerospace, Inc.
252,000 3.000%,  1/15/2029 208,716
338,000 5.950%,  2/1/2037 318,734
Ingersoll-Rand Luxembourg
Finance SA
300,000 3.500%,  3/21/2026 291,630
JELD-WEN, Inc.
73,000 4.625%,  12/15/2025
h
62,050
L3Harris Technologies, Inc.
45,000 3.950%,  5/28/2024 45,203
Lockheed Martin Corporation
348,000 4.500%,  5/15/2036 345,740
120,000 6.150%,  9/1/2036 137,866
Principal
Amount Long-Term Fixed Income (10.7%) Value
Capital Goods (0.2%) - continued
Mauser Packaging Solutions
Holding Company
$ 170,000 5.500%,  4/15/2024
h
$ 162,350
180,000 7.250%,  4/15/2025
h
157,050
Meritor, Inc.
150,000 4.500%,  12/15/2028
h
144,423
MIWD Holdco II, LLC
96,000 5.500%,  2/1/2030
h
77,257
Nesco Holdings II, Inc.
110,000 5.500%,  4/15/2029
h
92,125
New Enterprise Stone and Lime
Company, Inc.
210,000 5.250%,  7/15/2028
h
172,627
Northrop Grumman Corporation
470,000 3.850%,  4/15/2045 395,648
OI European Group BV
184,000 4.750%,  2/15/2030
h
154,100
Owens-Brockway Glass Container,
Inc.
150,000 5.875%,  8/15/2023
f,h
148,500
Pactiv Evergreen Group
130,000 4.375%,  10/15/2028
h
110,500
Parker-Hannifin Corporation
563,000 4.500%,  9/15/2029 560,212
PGT Innovations, Inc.
175,000 4.375%,  10/1/2029
h
137,981
Raytheon Technologies
Corporation
284,000 4.125%,  11/16/2028 280,271
375,000 4.450%,  11/16/2038 357,681
400,000 3.750%,  11/1/2046 338,777
Republic Services, Inc.
335,000 2.900%,  7/1/2026 319,954
Roper Technologies, Inc.
240,000 4.200%,  9/15/2028 235,332
400,000 1.750%,  2/15/2031 311,680
SRM Escrow Issuer, LLC
255,000 6.000%,  11/1/2028
h
215,534
Textron, Inc.
320,000 3.375%,  3/1/2028 301,091
Titan Acquisition, Ltd.
95,000 7.750%,  4/15/2026
h
87,324
TransDigm, Inc.
160,000 6.250%,  3/15/2026
h
154,200
460,000 5.500%,  11/15/2027 390,255
United Rentals North America, Inc.
175,000 4.875%,  1/15/2028 165,459
185,000 4.000%,  7/15/2030 158,153
Victors Merger Corporation
84,000 6.375%,  5/15/2029
h
51,240
Waste Pro USA, Inc.
110,000 5.500%,  2/15/2026
h
97,713
WESCO Distribution, Inc.
230,000 7.250%,  6/15/2028
h
227,470
Total 12,175,788
Collateralized Mortgage Obligations (0.6%)
Banc of America Alternative Loan
Trust
14,074
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 12,514

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.7%) Value
Collateralized Mortgage Obligations (0.6%) -
continued
Bellemeade Re, Ltd.
$ 721,959
2.676%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
b,h
$ 718,483
Business Jet Securities, LLC
675,033
2.981%,  11/15/2035, Ser.
2020-1A, Class A
h
619,274
Citicorp Mortgage Securities, Inc.
595,340
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 542,435
Citigroup Mortgage Loan Trust,
Inc.
2,094
2.524%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
b
2,001
COLT Mortgage Loan Trust
1,134,351
1.726%,  11/25/2066, Ser.
2021-5, Class A1
b,h
1,028,474
Countrywide Alternative Loan Trust
308,864
2.737%,  10/25/2035, Ser.
2005-43, Class 4A1
b
270,337
611,656
7.000%,  10/25/2037, Ser.
2007-24, Class A10 270,225
Countrywide Home Loans, Inc.
160,025
5.750%,  4/25/2037, Ser.
2007-3, Class A27 91,864
Credit Suisse Mortgage Trust
500,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
b,h
467,616
875,000
4.000%,  2/25/2067, Ser.
2022-NQM2, Class A1B
b,h
831,453
987,448
1.174%,  7/25/2066, Ser.
2021-NQM6, Class A1
b,h
835,485
475,762
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,h
421,269
2,240,897
3.418%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,h
2,190,841
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
66,718
6.000%,  7/25/2022, Ser.
2006-AR5, Class 23A 50,410
Federal Home Loan Mortgage
Corporation - REMIC
166,448
4.000%,  7/15/2031, Ser.
4104, Class KI
j
3,759
406,252
3.000%,  2/15/2033, Ser.
4170, Class IG
j
40,831
823,882
3.000%,  3/15/2033, Ser.
4180, Class PI
j
95,967
1,000,000
2.500%,  12/15/2048, Ser.
5094, Class BC 857,266
Federal National Mortgage
Association
1,690,778 3.500%,  7/1/2061
e
1,640,549
Federal National Mortgage
Association - REMIC
1,106,385
3.000%,  12/25/2027, Ser.
2012-137, Class AI
j
54,686
Flagstar Mortgage Trust
649,252
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,h
593,694
Principal
Amount Long-Term Fixed Income (10.7%) Value
Collateralized Mortgage Obligations (0.6%) -
continued
Foundation Finance Trust
$ 641,687
1.270%,  5/15/2041, Ser.
2021-1A, Class A
h
$ 593,274
FWD Securitization Trust
380,239
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,h
371,561
GCAT Trust
950,190
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
b,h
863,668
GS Mortgage-Backed Securities
Trust
1,072,373
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
b,h
951,860
179,732
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,h
179,221
J.P. Morgan Mortgage Trust
1,175,312
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
b,h
1,001,937
831,488
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,h
686,435
LHOME Mortgage Trust
400,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
h,i
379,679
1,000,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
b,h
958,341
Merrill Lynch Alternative Note
Asset Trust
149,111
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 75,702
New Residential Mortgage Loan
Trust
2,299,649
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
b,h
1,963,351
New York Mortgage Trust
1,100,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
h,i
1,044,803
739,025
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,h
715,931
Oaktown Re VII, Ltd.
600,000
2.526%,  (SOFR30A +
1.600%), 4/25/2034, Ser.
2021-2, Class M1A
b,h
588,882
Oaktown Re, Ltd.
921,745
2.576%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
b,h
918,578
Onslow Bay Financial, LLC
525,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
b,h
488,842
Palisades Mortgage Loan Trust
1,600,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
h,i
1,518,306
Preston Ridge Partners Mortgage
Trust, LLC
870,023
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,h
826,411
Pretium Mortgage Credit Partners,
LLC
605,226
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
h,i
594,396
488,003
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
h,i
461,941

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.7%) Value
Collateralized Mortgage Obligations (0.6%) -
continued
Renaissance Home Equity Loan
Trust
$ 1,084,205
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
i
$ 443,343
Residential Accredit Loans, Inc.
Trust
268,781
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 236,314
Residential Funding Mortgage
Security I Trust
62,307
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 52,001
Sequoia Mortgage Trust
190,584
2.927%,  9/20/2046, Ser.
2007-1, Class 4A1
b
137,652
Toorak Mortgage Corporation, Ltd.
985,735
3.721%,  9/25/2022, Ser.
2019-2, Class A1 981,022
599,687
2.734%,  3/25/2023, Ser.
2020-1, Class A1
h,i
595,282
1,000,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
h,i
936,947
Tricon Residential Trust
800,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
h
723,317
Vericrest Opportunity Loan
Transferee
643,634
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
h,i
609,725
850,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
h,i
799,781
900,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
h,i
863,984
719,399
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
h,i
686,607
650,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
h,i
615,018
650,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
h,i
617,282
451,730
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
h,i
426,422
450,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
h,i
422,569
375,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
h,i
347,468
Verus Securitization Trust
501,895
2.286%,  11/25/2066, Ser.
2021-8, Class A2
b,h
445,846
Total 36,763,132
Commercial Mortgage-Backed Securities (0.4%)
AMSR Trust
1,300,000
2.153%,  6/17/2038, Ser.
2021-SFR1, Class B
b,h
1,117,534
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b,h
427,930
675,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
h
601,607
BANK 2021-BNK36
1,150,000
2.470%,  9/15/2064, Ser.
2021-BN36, Class A5 990,044
Principal
Amount Long-Term Fixed Income (10.7%) Value
Commercial Mortgage-Backed Securities (0.4%)
- continued
BANK 2022-BNK39
$ 16,488,498
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,j
$ 522,676
1,250,000
2.928%,  2/15/2055, Ser.
2022-BNK39, Class A4 1,120,606
BANK 2022-BNK40
1,150,000
3.507%,  3/15/2064, Ser.
2022-BNK40, Class A4
b
1,071,678
Barclays Commercial Mortgage
Securities, LLC
750,000
3.662%,  4/15/2055, Ser.
2022-C15, Class A5
b
709,947
BBCMS Mortgage Trust
8,196,711
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
b,j
390,590
2,250,000
2.946%,  2/15/2055, Ser.
2022-C14, Class A5
b
2,005,472
650,000
4.600%,  6/15/2055, Ser.
2022-C16, Class A5
b
663,833
1,100,000
2.492%,  7/15/2054, Ser.
2021-C10, Class A5 953,841
900,000
2.689%,  11/15/2054, Ser.
2021-C12, Class A5 785,886
6,954,077
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,j
737,799
Benchmark Mortgage Trust
1,850,000
2.669%,  12/15/2054, Ser.
2021-B31, Class A5 1,616,281
BFLD Trust
400,000
3.024%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,h
386,101
BINOM Securitization Trust
596,240
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
b,h
549,101
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,500,000
2.580%,  6/25/2055, Ser.
K145, Class A2
k
1,368,227
1,300,000
2.450%,  4/25/2032, Ser.
K144, Class A2
k
1,172,738
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
2,250,000
2.920%,  7/25/2032, Ser.
K146, Class A2 2,109,243
2,750,000
3.000%,  8/25/2032, Ser.
K147, Class A2 2,589,546
1,750,000
3.500%,  9/25/2032, Ser.
K148, Class A2
h
1,714,312
Morgan Stanley Capital I Trust
7,164,729
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,j
794,863
Total 24,399,855
Communications Services (0.3%)
Altice France SA
110,000 8.125%,  2/1/2027
h
101,243
75,000 5.500%,  1/15/2028
h
60,439
94,000 5.125%,  7/15/2029
h
70,970

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.7%) Value
Communications Services (0.3%) - continued
$ 211,000 5.500%,  10/15/2029
h
$ 161,185
AMC Networks, Inc.
125,000 4.750%,  8/1/2025 116,442
American Tower Corporation
130,000 3.375%,  10/15/2026 122,916
525,000 2.900%,  1/15/2030 449,466
AT&T, Inc.
451,000 3.500%,  9/15/2053 341,857
400,000 2.300%,  6/1/2027 365,138
450,000 4.350%,  3/1/2029 443,087
700,000 4.900%,  8/15/2037 697,201
CCO Holdings, LLC
220,000 5.500%,  5/1/2026
h
214,656
290,000 5.125%,  5/1/2027
h
273,687
445,000 4.750%,  2/1/2032
h
364,366
155,000 4.250%,  1/15/2034
h
119,737
Cengage Learning, Inc.
193,000 9.500%,  6/15/2024
f,h
178,525
Charter Communications
Operating, LLC
250,000 4.500%,  2/1/2024 251,479
495,000 4.200%,  3/15/2028 462,478
650,000 3.500%,  6/1/2041 454,935
Clear Channel Worldwide
Holdings, Inc.
147,000 5.125%,  8/15/2027
h
124,117
144,000 7.750%,  4/15/2028
h
104,770
Comcast Corporation
317,000 2.987%,  11/1/2063 216,217
165,000 3.950%,  10/15/2025 165,651
375,000 4.250%,  10/15/2030 369,732
485,000 4.400%,  8/15/2035 469,981
490,000 4.750%,  3/1/2044 470,583
250,000 4.600%,  8/15/2045 235,257
CommScope, Inc.
120,000 7.125%,  7/1/2028
h
91,210
Consolidated Communications,
Inc.
147,000 5.000%,  10/1/2028
h
117,507
Cox Communications, Inc.
475,000 3.350%,  9/15/2026
h
454,100
CSC Holdings, LLC
150,000 5.375%,  2/1/2028
h
129,750
168,000 6.500%,  2/1/2029
h
151,726
296,000 4.125%,  12/1/2030
h
230,880
DIRECTV Holdings, LLC
215,000 5.875%,  8/15/2027
h
183,410
Discovery Communications, LLC
600,000 4.900%,  3/11/2026 602,634
DISH DBS Corporation
78,000 5.250%,  12/1/2026
h
61,140
62,000 7.375%,  7/1/2028 42,172
108,000 5.750%,  12/1/2028
h
79,964
Entercom Media Corporation
225,000 6.500%,  5/1/2027
h
133,899
Frontier Communications
Holdings, LLC
181,000 5.875%,  10/15/2027
h
162,738
45,000 8.750%,  5/15/2030
h
45,495
GCI, LLC
170,000 4.750%,  10/15/2028
h
147,296
Principal
Amount Long-Term Fixed Income (10.7%) Value
Communications Services (0.3%) - continued
Gray Escrow II, Inc.
$ 330,000 5.375%,  11/15/2031
h
$ 264,406
Gray Television, Inc.
210,000 4.750%,  10/15/2030
h
164,325
Hughes Satellite Systems
Corporation
120,000 6.625%,  8/1/2026 106,500
iHeartCommunications, Inc.
220,000 4.750%,  1/15/2028
h
181,298
Iliad Holding SASU
162,000 6.500%,  10/15/2026
h
145,795
LCPR Senior Secured Financing
DAC
135,000 6.750%,  10/15/2027
h
125,932
Level 3 Financing, Inc.
300,000 4.625%,  9/15/2027
h
255,750
140,000 4.250%,  7/1/2028
h
112,175
Magallanes, Inc.
394,000 5.141%,  3/15/2052
h
330,704
338,000 4.054%,  3/15/2029
h
309,600
338,000 5.050%,  3/15/2042
h
287,567
NBN Company, Ltd.
575,000 2.625%,  5/5/2031
h
490,371
Netflix, Inc.
120,000 4.875%,  4/15/2028 112,926
130,000 5.875%,  11/15/2028 127,102
254,000 5.375%,  11/15/2029
h
240,030
230,000 4.875%,  6/15/2030
h
210,506
Nexstar Escrow Corporation
240,000 5.625%,  7/15/2027
h
219,000
Omnicom Group, Inc.
224,000 3.600%,  4/15/2026 217,469
200,000 4.200%,  6/1/2030 191,055
Radiate Holdco, LLC
120,000 6.500%,  9/15/2028
h
92,745
Scripps Escrow II, Inc.
120,000 5.375%,  1/15/2031
h
95,706
Scripps Escrow, Inc.
115,000 5.875%,  7/15/2027
h
100,678
Sinclair Television Group, Inc.
240,000 5.500%,  3/1/2030
h
176,717
Sirius XM Radio, Inc.
285,000 5.000%,  8/1/2027
h
264,343
115,000 4.000%,  7/15/2028
h
99,475
Sprint Capital Corporation
172,000 6.875%,  11/15/2028 180,861
235,000 8.750%,  3/15/2032 282,818
Sprint Corporation
535,000 7.625%,  2/15/2025 557,640
TEGNA, Inc.
254,000 4.625%,  3/15/2028 237,490
Telesat Canada
85,000 4.875%,  6/1/2027
h
49,725
45,000 6.500%,  10/15/2027
h
18,931
T-Mobile USA, Inc.
561,000 3.600%,  11/15/2060 408,797
901,000 3.500%,  4/15/2031 777,950
315,000 4.375%,  4/15/2040 281,178
Twitter, Inc.
38,000 3.875%,  12/15/2027
h
35,825

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.7%) Value
Communications Services (0.3%) - continued
United States Cellular Corporation
$ 150,000 6.700%,  12/15/2033 $ 142,875
Uniti Group, LP
50,000 4.750%,  4/15/2028
h
41,120
Univision Communications, Inc.
243,000 6.625%,  6/1/2027
h
231,363
Verizon Communications, Inc.
337,000 3.000%,  11/20/2060 228,777
190,000 2.100%,  3/22/2028 168,762
725,000 2.650%,  11/20/2040 531,836
VTR Finance NV
150,000 6.375%,  7/15/2028
h
107,010
VZ Secured Financing BV
243,000 5.000%,  1/15/2032
h
201,690
Walt Disney Company
451,000 3.600%,  1/13/2051 376,423
Zayo Group Holdings, Inc.
129,000 4.000%,  3/1/2027
h
107,017
Total 19,930,299
Consumer Cyclical (0.3%)
1011778 B.C., ULC
250,000 4.375%,  1/15/2028
h
218,575
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
146,000 10.500%,  2/15/2028
h
75,356
Allied Universal Holdco, LLC
85,000 6.625%,  7/15/2026
h
77,999
245,000 4.625%,  6/1/2028
h
202,052
105,000 6.000%,  6/1/2029
h
76,248
Allison Transmission, Inc.
245,000 3.750%,  1/30/2031
h
196,353
Amazon.com, Inc.
675,000 3.100%,  5/12/2051 531,538
375,000 3.875%,  8/22/2037 355,468
360,000 4.050%,  8/22/2047 336,961
American Axle & Manufacturing,
Inc.
360,000 6.500%,  4/1/2027
f
318,600
Arko Corporation
109,000 5.125%,  11/15/2029
h
82,570
Ashton Woods USA, LLC
140,000 4.625%,  8/1/2029
h
105,000
BellRing Brands, Inc.
124,000 7.000%,  3/15/2030
h
116,870
Boyd Gaming Corporation
155,000 4.750%,  6/15/2031
h
130,978
Boyne USA, Inc.
120,000 4.750%,  5/15/2029
h
103,913
Brookfield Property REIT, Inc.
96,000 5.750%,  5/15/2026
h
87,600
Brookfield Residential Properties,
Inc.
160,000 6.250%,  9/15/2027
h
132,631
Caesars Entertainment, Inc.
241,000 6.250%,  7/1/2025
h
232,259
50,000 8.125%,  7/1/2027
h
48,313
175,000 4.625%,  10/15/2029
h
136,063
Carnival Corporation
52,000 10.500%,  2/1/2026
h
51,764
Principal
Amount Long-Term Fixed Income (10.7%) Value
Consumer Cyclical (0.3%) - continued
$ 288,000 7.625%,  3/1/2026
h
$ 223,068
250,000 5.750%,  3/1/2027
h
180,570
Cedar Fair, LP
76,000 5.375%,  4/15/2027 72,024
169,000 5.250%,  7/15/2029 149,038
Churchill Downs, Inc.
140,000 4.750%,  1/15/2028
h
124,600
Cinemark USA, Inc.
195,000 5.875%,  3/15/2026
f,h
173,878
Clarios Global, LP
110,000 8.500%,  5/15/2027
h
106,312
Cushman & Wakefield US
Borrower, LLC
88,000 6.750%,  5/15/2028
h
81,730
D.R. Horton, Inc.
300,000 2.600%,  10/15/2025 282,671
Daimler Trucks Finance North
America, LLC
390,000 2.000%,  12/14/2026
h
350,425
Dana, Inc.
190,000 5.625%,  6/15/2028 163,548
Empire Communities Corporation
180,000 7.000%,  12/15/2025
h
142,200
Expedia Group, Inc.
690,000 3.250%,  2/15/2030 575,446
Ford Motor Company
94,000 3.250%,  2/12/2032 70,303
Ford Motor Credit Company, LLC
250,000 4.063%,  11/1/2024 237,173
425,000 2.300%,  2/10/2025 381,608
420,000 4.134%,  8/4/2025 397,818
275,000 2.700%,  8/10/2026 234,341
Forestar Group, Inc.
145,000 3.850%,  5/15/2026
h
119,158
Gap, Inc.
67,000 3.625%,  10/1/2029
h
47,047
General Motors Company
325,000 6.125%,  10/1/2025 335,965
450,000 6.800%,  10/1/2027 473,788
622,000 5.000%,  4/1/2035 554,261
General Motors Financial
Company, Inc.
230,000 1.500%,  6/10/2026 200,657
GLP Capital, LP
467,000 5.750%,  6/1/2028 456,166
Goodyear Tire & Rubber Company
110,000 5.000%,  7/15/2029 91,097
85,000 5.250%,  7/15/2031 68,319
Guitar Center Escrow Issuer II, Inc.
67,000 8.500%,  1/15/2026
h
59,128
Hanesbrands, Inc.
144,000 4.875%,  5/15/2026
h
133,381
Herc Holdings, Inc.
160,000 5.500%,  7/15/2027
h
146,064
Hilton Domestic Operating
Company, Inc.
300,000 4.875%,  1/15/2030 271,125
Hilton Grand Vacations Borrower
Escrow, LLC
215,000 5.000%,  6/1/2029
h
174,150

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.7%) Value
Consumer Cyclical (0.3%) - continued
Home Depot, Inc.
$ 275,000 5.400%,  9/15/2040 $ 294,601
336,000 4.250%,  4/1/2046 315,370
315,000 3.900%,  6/15/2047 281,597
Hyundai Capital America
475,000 1.800%,  1/10/2028
h
400,900
Hyundai Capital Services, Inc.
225,000 2.125%,  4/24/2025
h
212,552
International Game Technology plc
200,000 5.250%,  1/15/2029
h
181,100
Jacobs Entertainment, Inc.
97,000 6.750%,  2/15/2029
h
82,026
KB Home
195,000 4.800%,  11/15/2029 162,626
Kia Corporation
200,000 2.375%,  2/14/2025
h
191,290
Kohl's Corporation
215,000 3.375%,  5/1/2031 186,461
360,000 5.550%,  7/17/2045 303,392
L Brands, Inc.
260,000 6.625%,  10/1/2030
h
224,572
80,000 6.875%,  11/1/2035 65,000
Lennar Corporation
525,000 4.750%,  5/30/2025 524,238
Lowe's Companies, Inc.
690,000 2.625%,  4/1/2031 590,572
Macy's Retail Holdings, LLC
155,000 5.875%,  4/1/2029
h
131,944
Magic MergerCo, Inc.
115,000 5.250%,  5/1/2028
h
90,387
Marriott International, Inc.
40,000 5.750%,  5/1/2025 41,497
460,000 4.625%,  6/15/2030 440,995
Mastercard, Inc.
350,000 3.950%,  2/26/2048 323,515
Mattamy Group Corporation
133,000 5.250%,  12/15/2027
h
108,611
McDonald's Corporation
325,000 4.450%,  3/1/2047 301,177
MDC Holdings, Inc.
325,000 2.500%,  1/15/2031 239,890
MGM Resorts International
305,000 6.000%,  3/15/2023 304,292
20,000 5.750%,  6/15/2025 19,050
NCL Corporation, Ltd.
179,000 3.625%,  12/15/2024
h
148,884
72,000 5.875%,  2/15/2027
h
61,560
Nissan Motor Acceptance
Company, LLC
480,000 1.125%,  9/16/2024
h
441,146
Penn National Gaming, Inc.
160,000 4.125%,  7/1/2029
h
121,408
PetSmart, Inc./PetSmart Finance
Corporation
210,000 4.750%,  2/15/2028
h
181,700
130,000 7.750%,  2/15/2029
h
117,066
Realogy Group, LLC
210,000 5.750%,  1/15/2029
h
159,247
Rite Aid Corporation
64,000 7.500%,  7/1/2025
h
51,840
Principal
Amount Long-Term Fixed Income (10.7%) Value
Consumer Cyclical (0.3%) - continued
Royal Caribbean Cruises, Ltd.
$ 265,000 9.125%,  6/15/2023
h
$ 262,074
187,000 4.250%,  7/1/2026
h
132,837
Scientific Games International, Inc.
200,000 7.250%,  11/15/2029
h
187,562
40,000 6.625%,  3/1/2030
h
34,000
SeaWorld Parks and
Entertainment, Inc.
70,000 5.250%,  8/15/2029
h
59,233
Six Flags Theme Parks, Inc.
110,000 7.000%,  7/1/2025
h
111,356
Staples, Inc.
137,000 7.500%,  4/15/2026
h
113,555
123,000 10.750%,  4/15/2027
h
81,180
Station Casinos, LLC
122,000 4.625%,  12/1/2031
h
95,160
Tenneco, Inc.
195,000 5.000%,  7/15/2026 182,325
Toll Brothers Finance Corporation
460,000 3.800%,  11/1/2029
f
390,223
Travel + Leisure Company
150,000 6.625%,  7/31/2026
h
142,220
Uber Technologies, Inc.
120,000 6.250%,  1/15/2028
f,h
110,981
Volkswagen Group of America
Finance, LLC
338,000 4.350%,  6/8/2027
h
331,322
Wabash National Corporation
175,000 4.500%,  10/15/2028
h
133,875
Wyndham Hotels & Resorts, Inc.
90,000 4.375%,  8/15/2028
h
78,719
Yum! Brands, Inc.
210,000 4.750%,  1/15/2030
h
190,575
ZF North America Capital, Inc.
150,000 4.750%,  4/29/2025
h
138,375
Total 20,770,248
Consumer Non-Cyclical (0.4%)
Abbott Laboratories
641,000 4.750%,  11/30/2036 679,125
AbbVie, Inc.
150,000 2.950%,  11/21/2026 142,132
650,000 4.300%,  5/14/2036 610,551
225,000 4.850%,  6/15/2044 214,993
400,000 4.875%,  11/14/2048 383,312
Albertson's Companies, Inc.
229,000 3.500%,  3/15/2029
h
185,333
Altria Group, Inc.
137,000 5.800%,  2/14/2039 124,503
Amgen, Inc.
375,000 4.200%,  2/22/2052 329,013
Anheuser-Busch Companies, LLC
360,000 4.700%,  2/1/2036 344,890
Anheuser-Busch InBev Worldwide,
Inc.
900,000 4.750%,  4/15/2058 805,421
575,000 4.375%,  4/15/2038 527,354
Anthem, Inc.
525,000 3.125%,  5/15/2050 396,304
415,000 4.625%,  5/15/2042 394,080

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.7%) Value
Consumer Non-Cyclical (0.4%) - continued
Aramark Services, Inc.
$ 30,000 6.375%,  5/1/2025
h
$ 29,350
227,000 5.000%,  2/1/2028
h
205,710
Archer-Daniels-Midland Company
415,000 2.700%,  9/15/2051 302,807
AstraZeneca plc
460,000 3.000%,  5/28/2051 364,995
Avantor Funding, Inc.
236,000 4.625%,  7/15/2028
h
216,341
Bausch Health Companies, Inc.
66,000 5.500%,  11/1/2025
h
57,967
115,000 9.000%,  12/15/2025
h
84,968
453,000 5.000%,  1/30/2028
h
241,222
145,000 4.875%,  6/1/2028
h
113,468
Becton, Dickinson and Company
350,000 3.794%,  5/20/2050 288,789
375,000 3.700%,  6/6/2027 362,384
Bristol-Myers Squibb Company
226,000 3.550%,  3/15/2042 198,540
Bunge, Ltd. Finance Corporation
500,000 2.750%,  5/14/2031 412,690
Cargill, Inc.
251,000 3.125%,  5/25/2051
h
193,052
Centene Corporation
115,000 4.250%,  12/15/2027 107,349
61,000 4.625%,  12/15/2029 56,882
300,000 3.000%,  10/15/2030 248,625
100,000 2.500%,  3/1/2031 79,376
460,000 2.625%,  8/1/2031 365,930
Central Garden & Pet Company
220,000 4.125%,  10/15/2030 180,512
Chobani, LLC/Chobani Finance
Corporation, Inc.
174,000 4.625%,  11/15/2028
h
147,030
Community Health Systems, Inc.
80,000 5.625%,  3/15/2027
h
67,710
42,000 8.000%,  12/15/2027
h
38,141
150,000 6.000%,  1/15/2029
h
124,263
287,000 6.875%,  4/15/2029
h
185,115
Constellation Brands, Inc.
470,000 3.600%,  2/15/2028 445,898
250,000 2.875%,  5/1/2030 217,476
Coty, Inc.
125,000 5.000%,  4/15/2026
h
114,531
CVS Health Corporation
465,000 4.875%,  7/20/2035 460,184
Danaher Corporation
240,000 2.800%,  12/10/2051 172,891
DaVita, Inc.
115,000 4.625%,  6/1/2030
h
89,684
Edgewell Personal Care Company
120,000 5.500%,  6/1/2028
h
109,188
Eli Lilly and Company
380,000 2.500%,  9/15/2060 259,539
Embecta Corporation
56,000 6.750%,  2/15/2030
h
50,418
Encompass Health Corporation
240,000 4.500%,  2/1/2028
f
205,464
Energizer Holdings, Inc.
190,000 4.750%,  6/15/2028
h
150,807
Principal
Amount Long-Term Fixed Income (10.7%) Value
Consumer Non-Cyclical (0.4%) - continued
H. J. Heinz Company
$ 80,000 5.200%,  7/15/2045 $ 74,034
HCA, Inc.
297,000 5.375%,  2/1/2025 295,444
794,000 3.500%,  9/1/2030 675,464
HFC Prestige Products, Inc.
214,000 4.750%,  1/15/2029
h
183,683
HLF Financing SARL, LLC
293,000 4.875%,  6/1/2029
h
202,170
Humana, Inc.
170,000 2.150%,  2/3/2032 137,655
Imperial Brands Finance plc
550,000 3.875%,  7/26/2029
h
495,133
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
338,000 4.375%,  2/2/2052
h
239,040
17,000 6.500%,  4/15/2029
h
17,102
227,000 5.500%,  1/15/2030
h
214,810
373,000 3.000%,  5/15/2032
h
286,449
Johnson & Johnson
450,000 4.375%,  12/5/2033 465,317
Kimberly-Clark Corporation
300,000 3.900%,  5/4/2047 267,391
Kraft Heinz Foods Company
300,000 3.875%,  5/15/2027 290,115
360,000 4.375%,  6/1/2046 300,026
Mattel, Inc.
195,000 3.375%,  4/1/2026
h
178,898
282,000 5.450%,  11/1/2041 247,526
Medtronic, Inc.
338,000 4.375%,  3/15/2035 337,037
Molina Healthcare, Inc.
210,000 4.375%,  6/15/2028
h
187,587
Mozart Debt Merger Sub, Inc.
151,000 3.875%,  4/1/2029
h
128,608
148,000 5.250%,  10/1/2029
h
121,552
Newell Brands, Inc.
360,000 4.450%,  4/1/2026 342,904
Organon & Company
167,000 4.125%,  4/30/2028
h
147,795
Owens & Minor, Inc.
120,000 6.625%,  4/1/2030
h
109,616
Par Pharmaceutical, Inc.
180,000 7.500%,  4/1/2027
h
136,800
Performance Food Group, Inc.
105,000 4.250%,  8/1/2029
h
87,675
Perrigo Finance Unlimited
Company
270,000 4.375%,  3/15/2026 255,192
Pilgrim's Pride Corporation
152,000 3.500%,  3/1/2032
h
118,750
Post Holdings, Inc.
157,000 5.750%,  3/1/2027
h
152,094
68,000 5.625%,  1/15/2028
h
64,546
65,000 5.500%,  12/15/2029
h
58,109
140,000 4.500%,  9/15/2031
h
114,499
Prime Security Services Borrower,
LLC/Prime Finance Inc.
440,000 5.750%,  4/15/2026
h
410,300

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.7%) Value
Consumer Non-Cyclical (0.4%) - continued
Reynolds American, Inc.
$ 512,000 5.700%,  8/15/2035 $ 485,607
Roche Holdings, Inc.
336,000 4.000%,  11/28/2044
h
310,322
Scotts Miracle-Gro Company
108,000 4.500%,  10/15/2029 88,585
SEG Holding, LLC
250,000 5.625%,  10/15/2028
h
224,025
Simmons Foods, Inc.
287,000 4.625%,  3/1/2029
h
242,630
Spectrum Brands, Inc.
100,000 5.000%,  10/1/2029
h
86,474
120,000 5.500%,  7/15/2030
h
107,995
Syneos Health, Inc.
180,000 3.625%,  1/15/2029
h
152,429
Sysco Corporation
375,000 6.600%,  4/1/2040 425,774
Teleflex, Inc.
155,000 4.250%,  6/1/2028
h
140,048
Tenet Healthcare Corporation
86,000 4.625%,  7/15/2024 82,537
119,000 6.250%,  2/1/2027
h
109,529
440,000 5.125%,  11/1/2027
h
396,000
110,000 6.125%,  10/1/2028
h
94,136
Teva Pharmaceutical Finance
Netherlands III BV
249,000 3.150%,  10/1/2026 204,180
Thermo Fisher Scientific, Inc.
285,000 2.000%,  10/15/2031 238,940
TreeHouse Foods, Inc.
190,000 4.000%,  9/1/2028 154,801
United Natural Foods, Inc.
119,000 6.750%,  10/15/2028
h
111,210
UnitedHealth Group, Inc.
337,000 4.750%,  5/15/2052 336,828
112,000 4.950%,  5/15/2062 113,554
460,000 4.625%,  7/15/2035 466,815
Valeant Pharmaceuticals
International, Inc.
114,000 8.500%,  1/31/2027
h
79,942
Zoetis, Inc.
468,000 4.700%,  2/1/2043 447,902
Total 24,529,891
Energy (0.3%)
Antero Resources Corporation
190,000 5.375%,  3/1/2030
h
173,246
Archrock Partners, LP/Archrock
Partners Finance Corporation
190,000 6.250%,  4/1/2028
h
168,207
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
96,000 6.625%,  7/15/2026
h
86,406
BP Capital Markets America, Inc.
627,000 2.939%,  6/4/2051 448,305
250,000 3.543%,  4/6/2027 242,729
Buckeye Partners, LP
155,000 3.950%,  12/1/2026 135,583
Callon Petroleum Company
138,000 8.250%,  7/15/2025 134,510
Principal
Amount Long-Term Fixed Income (10.7%) Value
Energy (0.3%) - continued
$ 111,000 7.500%,  6/15/2030
h
$ 102,136
Canadian Natural Resources, Ltd.
195,000 2.050%,  7/15/2025 182,438
265,000 2.950%,  7/15/2030 232,506
Cenovus Energy, Inc.
100,000 5.375%,  7/15/2025 102,925
337,000 4.250%,  4/15/2027 330,308
Cheniere Corpus Christi Holdings,
LLC
180,000 2.742%,  12/31/2039 142,051
Cheniere Energy Partners, LP
84,000 3.250%,  1/31/2032
h
66,150
Cheniere Energy, Inc.
169,000 4.625%,  10/15/2028 152,196
Chesapeake Energy Corporation
248,000 6.750%,  4/15/2029
h
239,823
CNX Resources Corporation
140,000 6.000%,  1/15/2029
h
130,788
Comstock Resources, Inc.
135,000 5.875%,  1/15/2030
h
116,100
Continental Resources, Inc.
187,000 2.268%,  11/15/2026
h
165,820
418,000 5.750%,  1/15/2031
h
404,181
CrownRock Finance, Inc.
167,000 5.625%,  10/15/2025
h
156,980
Devon Energy Corporation
634,000 4.500%,  1/15/2030 598,877
DT Midstream, Inc.
160,000 4.125%,  6/15/2029
h
135,600
70,000 4.375%,  6/15/2031
h
58,625
Enbridge, Inc.
317,000 2.500%,  2/14/2025 304,293
Endeavor Energy Resources, LP
130,000 5.750%,  1/30/2028
h
123,844
Energy Transfer, LP
475,000 4.000%,  10/1/2027 449,560
265,000 4.900%,  3/15/2035 237,672
250,000 5.150%,  2/1/2043 212,931
400,000 6.000%,  6/15/2048 375,763
EnLink Midstream Partners, LP
190,000 4.850%,  7/15/2026 175,275
Enterprise Products Operating,
LLC
300,000 3.300%,  2/15/2053 218,216
EQT Corporation
337,000 6.625%,  2/1/2025 346,682
337,000 3.900%,  10/1/2027 313,609
Equinor ASA
315,000 3.000%,  4/6/2027 303,113
Exxon Mobil Corporation
525,000 3.452%,  4/15/2051 428,908
Ferrellgas, LP
120,000 5.375%,  4/1/2026
h
104,182
Halliburton Company
300,000 4.850%,  11/15/2035 288,465
225,000 5.000%,  11/15/2045 206,326
Harvest Midstream, LP
277,000 7.500%,  9/1/2028
h
260,167
Hess Midstream Operations, LP
190,000 5.625%,  2/15/2026
h
180,975

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.7%) Value
Energy (0.3%) - continued
$ 83,000 5.500%,  10/15/2030
h
$ 74,492
Hilcorp Energy I, LP/Hilcorp
Finance Company
230,000 5.750%,  2/1/2029
h
201,972
112,000 6.250%,  4/15/2032
h
98,357
Holly Energy Partners, LP/Holly
Energy Finance Corporation
102,000 6.375%,  4/15/2027
h
96,009
ITT Holdings, LLC
150,000 6.500%,  8/1/2029
h
120,000
Laredo Petroleum, Inc.
265,000 7.750%,  7/31/2029
f,h
239,078
Magellan Midstream Partners, LP
315,000 5.000%,  3/1/2026 322,036
Marathon Petroleum Corporation
230,000 6.500%,  3/1/2041 251,043
MEG Energy Corporation
154,000 7.125%,  2/1/2027
h
155,090
MPLX, LP
612,000 4.875%,  6/1/2025 614,911
Murphy Oil Corporation
110,000 5.875%,  12/1/2027 102,658
Nabors Industries, Ltd.
205,000 7.250%,  1/15/2026
h
181,804
National Fuel Gas Company
525,000 5.500%,  1/15/2026 526,923
NuStar Logistics, LP
180,000 5.750%,  10/1/2025 168,300
Oasis Petroleum, Inc.
135,000 6.375%,  6/1/2026
h
124,875
Occidental Petroleum Corporation
75,000 8.500%,  7/15/2027 82,532
160,000 6.450%,  9/15/2036 164,000
Ovintiv Exploration, Inc.
280,000 5.375%,  1/1/2026 283,098
PBF Holding Company, LLC
110,000 9.250%,  5/15/2025
h
115,088
Precision Drilling Corporation
135,000 6.875%,  1/15/2029
h
120,825
Range Resources Corporation
207,000 4.750%,  2/15/2030
f,h
185,644
Sabine Pass Liquefaction, LLC
575,000 4.500%,  5/15/2030 551,033
Schlumberger Holdings
Corporation
280,000 4.000%,  12/21/2025
h
278,285
SM Energy Company
119,000 6.625%,  1/15/2027 111,265
105,000 6.500%,  7/15/2028 96,569
Southwestern Energy Company
140,000 5.375%,  2/1/2029 129,864
100,000 5.375%,  3/15/2030 92,000
83,000 4.750%,  2/1/2032 70,926
Sunoco, LP
285,000 5.875%,  3/15/2028 259,851
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
250,000 5.500%,  1/15/2028
h
212,543
Targa Resources Corporation
394,000 4.200%,  2/1/2033 356,903
Principal
Amount Long-Term Fixed Income (10.7%) Value
Energy (0.3%) - continued
Teine Energy, Ltd.
$ 150,000 6.875%,  4/15/2029
h
$ 139,500
Transocean Proteus, Ltd.
67,500 6.250%,  12/1/2024
h
62,944
Transocean, Inc.
140,000 11.500%,  1/30/2027
h
131,408
USA Compression Partners, LP
161,000 6.875%,  4/1/2026 146,462
Venture Global Calcasieu Pass,
LLC
155,000 3.875%,  8/15/2029
h
135,582
95,000 4.125%,  8/15/2031
h
81,179
W&T Offshore, Inc.
88,000 9.750%,  11/1/2023
h
83,820
Weatherford International, Ltd.
172,000 8.625%,  4/30/2030
h
142,723
Western Midstream Operating, LP
240,000 3.950%,  6/1/2025 226,500
130,000 5.500%,  8/15/2048 105,950
Williams Companies, Inc.
500,000 7.500%,  1/15/2031 574,351
Total 17,454,864
Financials (0.9%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
540,000 3.500%,  1/15/2025 515,720
575,000 3.875%,  1/23/2028 518,987
250,000 3.400%,  10/29/2033 197,402
Air Lease Corporation
690,000 3.000%,  2/1/2030 563,084
170,000 2.875%,  1/15/2032 132,696
Aircastle, Ltd.
300,000 5.250%,  8/11/2025
h
289,647
130,000 2.850%,  1/26/2028
h
107,466
Alliant Holdings Intermediate, LLC
81,000 6.750%,  10/15/2027
h
71,878
Ally Financial, Inc.
455,000 5.750%,  11/20/2025 448,259
460,000 8.000%,  11/1/2031 511,366
Altice Financing SA
95,000 5.750%,  8/15/2029
h
76,237
American Express Company
275,000 3.375%,  5/3/2024 273,021
400,000 2.250%,  3/4/2025 384,266
American Finance Trust, Inc.
211,000 4.500%,  9/30/2028
h
165,635
American Homes 4 Rent, LP
480,000 2.375%,  7/15/2031 382,746
American International Group, Inc.
825,000 3.900%,  4/1/2026 808,323
AmWINS Group, Inc.
140,000 4.875%,  6/30/2029
h
114,649
Ares Capital Corporation
341,000 3.250%,  7/15/2025 315,242
425,000 3.875%,  1/15/2026 390,294
250,000 2.150%,  7/15/2026 209,528
Associated Banc-Corporation
275,000 4.250%,  1/15/2025 274,149

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.7%) Value
Financials (0.9%) - continued
Australia and New Zealand
Banking Group, Ltd.
$ 450,000 2.950%,  7/22/2030
b,h
$ 424,121
Aviation Capital Group, LLC
480,000 5.500%,  12/15/2024
h
475,781
Avolon Holdings Funding, Ltd.
350,000 5.250%,  5/15/2024
h
343,863
125,000 4.250%,  4/15/2026
h
115,756
Banco Santander Mexico SA
400,000 5.375%,  4/17/2025
h
401,316
Banco Santander SA
400,000 4.175%,  3/24/2028
b
381,672
Bank of America Corporation
10,000 3.550%,  3/5/2024
b
9,968
275,000 1.734%,  7/22/2027
b
244,446
350,000 3.824%,  1/20/2028
b
335,608
230,000 2.087%,  6/14/2029
b
196,968
500,000 2.496%,  2/13/2031
b
422,562
400,000 2.592%,  4/29/2031
b
339,257
650,000 1.922%,  10/24/2031
b
519,213
338,000 2.972%,  2/4/2033
b
287,950
676,000 4.571%,  4/27/2033
b
657,891
450,000 3.846%,  3/8/2037
b
388,957
600,000 4.244%,  4/24/2038
b
549,670
Bank of Montreal
341,000 1.500%,  1/10/2025 321,809
Barclays plc
475,000 4.972%,  5/16/2029
b
466,828
Blackstone Private Credit Fund
341,000 2.700%,  1/15/2025
h
311,150
BNP Paribas SA
564,000 3.132%,  1/20/2033
b,h
472,162
BPCE SA
440,000 3.500%,  10/23/2027
h
407,208
Camden Property Trust
450,000 3.150%,  7/1/2029 411,157
Canpack SA/Canpack US LLC
220,000 3.125%,  11/1/2025
h
191,272
Capital One Financial Corporation
500,000 4.200%,  10/29/2025 493,322
300,000 2.636%,  3/3/2026
b
283,251
Cascades USA, Inc.
165,000 5.125%,  1/15/2026
h
150,670
Charles Schwab Corporation
525,000 2.450%,  3/3/2027 489,622
Chubb INA Holdings, Inc.
260,000 4.350%,  11/3/2045 245,242
Citigroup, Inc.
380,000 0.981%,  5/1/2025
b
355,995
535,000 4.400%,  6/10/2025 534,201
279,000 1.281%,  11/3/2025
b
259,046
348,000 3.200%,  10/21/2026 331,137
520,000 3.668%,  7/24/2028
b
490,910
236,000 4.125%,  7/25/2028 226,374
175,000 3.520%,  10/27/2028
b
163,508
478,000 4.910%,  5/24/2033
b
471,655
Commerzbank AG
400,000 8.125%,  9/19/2023
h
408,734
Corebridge Financial, Inc.
451,000 4.400%,  4/5/2052
h
375,982
169,000 4.350%,  4/5/2042
h
144,120
Principal
Amount Long-Term Fixed Income (10.7%) Value
Financials (0.9%) - continued
Credit Acceptance Corporation
$ 250,000 5.125%,  12/31/2024
*
$ 235,499
Credit Agricole SA
300,000 6.875%,  9/23/2024
b,h,l
289,271
Credit Suisse Group AG
350,000 7.250%,  9/12/2025
b,h,l
304,097
550,000 2.193%,  6/5/2026
b,h
498,490
Danske Bank AS
325,000 3.773%,  3/28/2025
b,h
319,642
200,000 0.976%,  9/10/2025
b,h
184,172
Deutsche Bank AG
290,000 2.311%,  11/16/2027
b
250,265
500,000 3.729%,  1/14/2032
b
375,894
Discover Bank
475,000 4.682%,  8/9/2028
b
461,771
Drawbridge Special Opportunities
Fund, LP
250,000 3.875%,  2/15/2026
h
229,206
Duke Realty, LP
450,000 2.875%,  11/15/2029 404,372
EPR Properties
190,000 4.950%,  4/15/2028 174,722
285,000 3.600%,  11/15/2031 225,285
ERP Operating, LP
90,000 3.375%,  6/1/2025 88,219
First Horizon Bank
115,000 5.750%,  5/1/2030 118,042
First Horizon National Corporation
460,000 4.000%,  5/26/2025 452,331
First-Citizens Bank & Trust
Company
360,000 6.125%,  3/9/2028 375,108
Fortress Transportation and
Infrastructure Investors, LLC
146,000 6.500%,  10/1/2025
h
137,752
60,000 9.750%,  8/1/2027
h
58,644
100,000 5.500%,  5/1/2028
h
82,541
FS KKR Capital Corporation
113,000 1.650%,  10/12/2024 100,526
299,000 4.250%,  2/14/2025
h
281,886
450,000 3.400%,  1/15/2026 399,398
GE Capital International Funding
Company
720,000 4.418%,  11/15/2035 672,477
Genworth Mortgage Holdings, Inc.
91,000 6.500%,  8/15/2025
h
85,824
Global Net Lease, Inc.
230,000 3.750%,  12/15/2027
h
192,209
Goldman Sachs Group, Inc.
100,000 3.625%,  2/20/2024 99,677
318,000 1.948%,  10/21/2027
b
281,447
120,000 1.992%,  1/27/2032
b
94,793
1,015,000 3.102%,  2/24/2033
b
866,887
440,000 4.750%,  10/21/2045 408,975
HCP, Inc.
87,000 3.400%,  2/1/2025 85,576
HSBC Holdings plc
475,000 1.162%,  11/22/2024
b
453,479
750,000 3.803%,  3/11/2025
b
739,498
400,000 2.999%,  3/10/2026
b
380,736
425,000 3.900%,  5/25/2026 415,373

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.7%) Value
Financials (0.9%) - continued
HUB International, Ltd.
$ 65,000 7.000%,  5/1/2026
h
$ 61,126
137,000 5.625%,  12/1/2029
h
113,169
Icahn Enterprises, LP
144,000 4.750%,  9/15/2024 134,396
205,000 6.375%,  12/15/2025 193,789
215,000 5.250%,  5/15/2027 190,456
Intercontinental Exchange, Inc.
200,000 4.950%,  6/15/2052 197,370
225,000 4.350%,  6/15/2029 222,329
Invitation Homes Operating
Partnership, LP
282,000 2.000%,  8/15/2031 216,932
iStar, Inc.
205,000 4.250%,  8/1/2025 189,330
J.P. Morgan Chase & Company
265,000 3.125%,  1/23/2025 261,115
160,000 0.824%,  6/1/2025
b
149,520
340,000 1.561%,  12/10/2025
b
317,637
375,000 1.040%,  2/4/2027
b
331,659
384,000 1.578%,  4/22/2027
b
341,728
450,000 2.947%,  2/24/2028
b
416,921
675,000 4.203%,  7/23/2029
b
651,027
400,000 2.522%,  4/22/2031
b
340,687
500,000 1.953%,  2/4/2032
b
399,637
450,000 4.586%,  4/26/2033
b
442,009
495,000 3.882%,  7/24/2038
b
436,287
Jefferies Finance, LLC
104,000 5.000%,  8/15/2028
h
85,540
KeyCorp
162,000 3.878%,  5/23/2025
b
160,801
Kimco Realty Corporation
360,000 3.300%,  2/1/2025 352,200
Lloyds Banking Group plc
575,000 3.870%,  7/9/2025
b
567,842
LPL Holdings, Inc.
180,000 4.000%,  3/15/2029
h
154,001
Macquarie Group, Ltd.
332,000 1.201%,  10/14/2025
b,h
307,819
Massachusetts Mutual Life
Insurance Company
475,000 3.200%,  12/1/2061
*
324,669
Mitsubishi UFJ Financial Group,
Inc.
385,000 0.962%,  10/11/2025
b
356,621
400,000 3.287%,  7/25/2027 379,327
350,000 2.048%,  7/17/2030 285,402
Morgan Stanley
300,000 2.630%,  2/18/2026
b
286,212
250,000 2.188%,  4/28/2026
b
234,038
540,000 4.350%,  9/8/2026 534,419
720,000 3.591%,  7/22/2028
b
681,607
620,000 3.622%,  4/1/2031
b
569,498
394,000 5.297%,  4/20/2037
b
381,549
360,000 2.802%,  1/25/2052
b
249,936
MPT Operating Partnership, LP
156,000 4.625%,  8/1/2029 136,890
Nasdaq, Inc.
335,000 3.250%,  4/28/2050 243,706
Nationstar Mortgage Holdings,
Inc.
121,000 6.000%,  1/15/2027
h
104,960
Principal
Amount Long-Term Fixed Income (10.7%) Value
Financials (0.9%) - continued
NatWest Group plc
$ 250,000 4.445%,  5/8/2030
b
$ 235,391
Navient Corporation
145,000 5.500%,  1/25/2023 143,733
70,000 5.000%,  3/15/2027 57,577
Northern Trust Corporation
478,000 4.000%,  5/10/2027 480,877
Omega Healthcare Investors, Inc.
416,000 3.625%,  10/1/2029 353,040
375,000 3.375%,  2/1/2031 304,483
OneMain Finance Corporation
220,000 6.875%,  3/15/2025 208,507
110,000 7.125%,  3/15/2026 101,665
105,000 3.500%,  1/15/2027 84,000
180,000 6.625%,  1/15/2028 160,877
Owl Rock Capital Corporation
115,000 4.250%,  1/15/2026 105,783
250,000 3.400%,  7/15/2026 219,576
Owl Rock Core Income
Corporation
282,000 4.700%,  2/8/2027
h
257,234
Owl Rock Technology Finance
Corporation
115,000 4.750%,  12/15/2025
h
108,099
Park Aerospace Holdings, Ltd.
250,000 4.500%,  3/15/2023
h
249,084
Park Intermediate Holdings, LLC
75,000 4.875%,  5/15/2029
h
64,400
PennyMac Financial Services, Inc.
90,000 4.250%,  2/15/2029
h
66,150
Playtika Holding Corporation
151,000 4.250%,  3/15/2029
h
124,575
PNC Financial Services Group,
Inc.
450,000 4.626%,  6/6/2033
b
434,596
PRA Group, Inc.
89,000 7.375%,  9/1/2025
h
86,552
Principal Life Global Funding II
375,000 1.250%,  8/16/2026
h
331,798
Prudential Financial, Inc.
428,000 5.125%,  3/1/2052
b
395,108
175,000 3.700%,  3/13/2051 146,104
Radian Group, Inc.
145,000 4.875%,  3/15/2027 129,864
Realty Income Corporation
300,000 4.125%,  10/15/2026 298,486
325,000 2.850%,  12/15/2032 279,350
Regency Centers, LP
470,000 4.125%,  3/15/2028 451,469
Rocket Mortgage Co-Issuer, Inc.
190,000 3.625%,  3/1/2029
h
149,401
Santander UK Group Holdings plc
460,000 1.673%,  6/14/2027
b
401,519
Service Properties Trust
69,000 4.650%,  3/15/2024 59,294
113,000 7.500%,  9/15/2025 103,536
150,000 5.500%,  12/15/2027 121,500
Simon Property Group, LP
400,000 3.800%,  7/15/2050 320,194
SLM Corporation
50,000 4.200%,  10/29/2025 45,298

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.7%) Value
Financials (0.9%) - continued
Societe Generale SA
$ 354,000 4.750%,  11/24/2025
h
$ 348,406
Spirit Realty, LP
400,000 2.100%,  3/15/2028 335,314
Standard Chartered plc
409,000 1.822%,  11/23/2025
b,h
378,745
State Street Corporation
155,000 4.421%,  5/13/2033
b
152,770
Sumitomo Mitsui Financial Group,
Inc.
336,000 3.010%,  10/19/2026 316,937
275,000 1.710%,  1/12/2031 215,956
Sumitomo Mitsui Trust Bank, Ltd.
480,000 0.800%,  9/16/2024
h
446,872
Synchrony Financial
45,000 4.250%,  8/15/2024 44,721
350,000 3.950%,  12/1/2027 319,058
UBS Group AG
325,000 4.488%,  5/12/2026
b,h
323,758
UBS Group Funding Jersey, Ltd.
136,000 4.125%,  9/24/2025
h
134,917
UDR, Inc.
400,000 2.100%,  8/1/2032 311,065
United Wholesale Mortgage, LLC
95,000 5.500%,  4/15/2029
h
72,737
VICI Properties, LP/VICI Note
Company, Inc.
583,000 4.625%,  6/15/2025
h
554,579
267,000 5.750%,  2/1/2027
h
253,356
182,000 3.750%,  2/15/2027
h
160,082
Wells Fargo & Company
350,000 3.000%,  2/19/2025 342,026
250,000 3.000%,  4/22/2026 237,892
350,000 3.000%,  10/23/2026 330,242
338,000 3.526%,  3/24/2028
b
320,136
550,000 2.393%,  6/2/2028
b
492,541
310,000 4.900%,  11/17/2045 287,323
Welltower, Inc.
345,000 2.050%,  1/15/2029 290,367
Willis North America, Inc.
450,000 4.650%,  6/15/2027 442,639
XHR, LP
66,000 4.875%,  6/1/2029
h
56,619
Total 57,927,372
Mortgage-Backed Securities (2.6%)
Federal Home Loan Mortgage
Corporation Gold 30-Yr. Pass
Through
5,336,330 2.500%,  5/1/2051
e
4,809,686
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
5,875,000 2.000%,  7/1/2037
e
5,483,486
9,175,000 2.500%,  7/1/2037
e
8,761,199
3,675,000 3.000%,  7/1/2037
e
3,590,498
1,250,000 4.000%,  7/1/2037
e
1,260,858
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,882,824 2.500%,  2/1/2051 3,504,004
Principal
Amount Long-Term Fixed Income (10.7%) Value
Mortgage-Backed Securities (2.6%) - continued
$ 11,632,353 2.000%,  3/1/2051 $ 10,146,039
9,005,352 3.000%,  3/1/2052 8,412,485
7,439,212 2.000%,  4/1/2051 6,477,444
6,500,000 2.500%,  4/1/2051
e
5,864,763
5,293,310 3.000%,  4/1/2051
e
4,942,432
5,583,920 3.000%,  5/1/2050
e
5,235,795
6,021,284 2.500%,  7/1/2051 5,426,709
13,475,000 2.000%,  7/1/2052
e
11,691,668
8,425,000 2.500%,  7/1/2052
e
7,575,260
10,829,681 2.000%,  8/1/2051
e
9,428,155
11,458,100 2.500%,  12/1/2051 10,348,510
3,400,000 5.000%,  7/1/2041
e
3,470,125
600,000 4.500%,  7/1/2048
e
602,273
20,400,000 3.000%,  7/1/2049
e
18,995,906
14,600,000 3.500%,  7/1/2049
e
14,039,953
10,400,000 4.000%,  7/1/2049
e
10,255,172
Total 160,322,420
Technology (0.2%)
Advanced Micro Devices, Inc.
225,000 4.393%,  6/1/2052 218,963
Analog Devices, Inc.
525,000 2.950%,  10/1/2051 400,566
Apple, Inc.
395,000 2.650%,  2/8/2051 291,121
735,000 3.750%,  9/12/2047 662,876
Black Knight InfoServ, LLC
192,000 3.625%,  9/1/2028
h
166,813
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
185,000 3.875%,  1/15/2027 178,006
Broadcom, Inc.
206,000 3.469%,  4/15/2034
h
167,657
452,000 3.137%,  11/15/2035
h
343,241
500,000 3.187%,  11/15/2036
h
380,088
250,000 4.926%,  5/15/2037
h
224,136
CommScope Technologies
Finance, LLC
137,000 6.000%,  6/15/2025
h
118,505
Dell International, LLC
894,000 6.020%,  6/15/2026 927,933
Fiserv, Inc.
475,000 2.250%,  6/1/2027 424,831
480,000 2.650%,  6/1/2030 406,554
Gartner, Inc.
140,000 3.625%,  6/15/2029
h
121,292
235,000 3.750%,  10/1/2030
h
200,044
Iron Mountain, Inc.
250,000 4.875%,  9/15/2029
h
212,483
190,000 5.250%,  7/15/2030
h
165,185
182,000 4.500%,  2/15/2031
h
148,720
KLA Corporation
338,000 3.300%,  3/1/2050 267,695
Lam Research Corporation
600,000 2.875%,  6/15/2050 440,061
Microchip Technology, Inc.
230,000 0.983%,  9/1/2024 214,485
Microsoft Corporation
145,000 3.041%,  3/17/2062 112,393
335,000 3.700%,  8/8/2046 311,798

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.7%) Value
Technology (0.2%) - continued
Minerva Merger Sub, Inc.
$ 169,000 6.500%,  2/15/2030
h
$ 140,539
MSCI, Inc.
200,000 4.000%,  11/15/2029
h
177,266
NCR Corporation
340,000 6.125%,  9/1/2029
h
294,052
Nielsen Finance, LLC
100,000 4.500%,  7/15/2029
h
90,339
NXP BV/NXP Funding, LLC
150,000 5.550%,  12/1/2028 152,117
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
106,000 4.300%,  6/18/2029 101,127
250,000 3.250%,  5/11/2041 188,181
Open Text Corporation
220,000 4.125%,  2/15/2030
h
190,311
Oracle Corporation
450,000 3.850%,  7/15/2036 361,587
425,000 4.000%,  7/15/2046 314,214
PTC, Inc.
130,000 3.625%,  2/15/2025
h
122,952
80,000 4.000%,  2/15/2028
h
72,293
Qorvo, Inc.
440,000 3.375%,  4/1/2031
h
345,990
Rackspace Technology Global,
Inc.
180,000 5.375%,  12/1/2028
h
117,625
Seagate HDD Cayman
267,000 3.125%,  7/15/2029 209,517
220,000 3.375%,  7/15/2031 170,977
Sensata Technologies, Inc.
260,000 3.750%,  2/15/2031
h
208,380
Shift4 Payments, LLC
60,000 4.625%,  11/1/2026
h
53,099
SS&C Technologies, Inc.
380,000 5.500%,  9/30/2027
h
354,373
Switch, Ltd.
180,000 3.750%,  9/15/2028
h
178,047
Texas Instruments, Inc.
355,000 4.150%,  5/15/2048 340,506
Viavi Solutions, Inc.
128,000 3.750%,  10/1/2029
h
107,202
Visa, Inc.
451,000 2.000%,  8/15/2050 299,121
650,000 2.700%,  4/15/2040 522,609
VMware, Inc.
325,000 4.650%,  5/15/2027 323,320
300,000 2.200%,  8/15/2031 236,228
Total 12,777,418
Transportation (0.1%)
Air Canada Pass Through Trust
73,784 3.875%,  3/15/2023
h
72,428
American Airlines, Inc.
229,000 11.750%,  7/15/2025
h
236,992
397,000 5.500%,  4/20/2026
h
364,758
Avis Budget Car Rental, LLC
150,000 5.375%,  3/1/2029
f,h
124,772
Burlington Northern Santa Fe, LLC
309,000 2.875%,  6/15/2052 230,727
Principal
Amount Long-Term Fixed Income (10.7%) Value
Transportation (0.1%) - continued
$ 355,000 5.750%,  5/1/2040 $ 389,445
285,000 4.450%,  3/15/2043 270,803
Canadian Pacific Railway
Company
373,000 3.100%,  12/2/2051 274,741
249,000 3.000%,  12/2/2041 194,768
CSX Corporation
360,000 3.800%,  4/15/2050 303,591
Delta Air Lines, Inc.
72,000 7.000%,  5/1/2025
h
72,877
30,000 7.375%,  1/15/2026 29,953
456,000 4.750%,  10/20/2028
h
430,728
Hawaiian Brand Intellectual
Property, Ltd.
34,000 5.750%,  1/20/2026
h
30,471
Hertz Corporation
137,000 4.625%,  12/1/2026
h
114,543
165,000 5.000%,  12/1/2029
h
127,050
Kansas City Southern
225,000 4.700%,  5/1/2048 212,067
Mileage Plus Holdings, LLC
564,000 6.500%,  6/20/2027
h
554,299
Ryder System, Inc.
226,000 2.850%,  3/1/2027 210,682
Southwest Airlines Company
512,000 2.625%,  2/10/2030 432,470
Union Pacific Corporation
449,000 2.973%,  9/16/2062 310,770
United Airlines Pass Through Trust
10,000 3.700%,  12/1/2022 9,953
United Airlines, Inc.
134,000 4.375%,  4/15/2026
h
118,077
112,000 4.625%,  4/15/2029
h
95,006
VistaJet Malta Finance plc
148,000 6.375%,  2/1/2030
h
118,400
Total 5,330,371
U.S. Government & Agencies (3.6%)
U.S. Treasury Bonds
1,500,000 2.875%,  5/15/2052 1,416,797
880,000 1.625%,  11/15/2050 618,922
20,205,000 2.250%,  11/15/2027 19,370,755
18,050,000 2.875%,  5/15/2028 17,839,182
5,830,000 5.250%,  11/15/2028 6,558,522
7,700,000 1.625%,  8/15/2029 7,010,609
900,000 1.500%,  2/15/2030 808,383
500,000 0.875%,  11/15/2030 422,168
160,000 1.375%,  11/15/2031 138,775
2,050,000 4.375%,  5/15/2040 2,362,465
7,430,000 1.375%,  11/15/2040 5,351,051
11,465,000 3.000%,  5/15/2042 10,747,542
25,124,000 2.500%,  5/15/2046 21,294,553
16,725,000 2.875%,  5/15/2049 15,594,102
U.S. Treasury Notes
8,110,000 2.000%,  11/30/2022 8,097,328
3,600,000 0.125%,  4/30/2023 3,519,000
7,320,000 0.125%,  8/31/2023 7,081,814
350,000 0.125%,  10/15/2023 337,422
1,460,000 2.125%,  7/31/2024 1,434,450
95,000 2.250%,  11/15/2024 93,389
13,150,000 2.125%,  11/30/2024 12,878,268

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (10.7%) Value
U.S. Government & Agencies (3.6%) -
continued
$ 43,700,000 2.875%,  5/31/2025 $ 43,512,226
12,650,000 2.625%,  1/31/2026 12,466,674
2,500,000 0.500%,  2/28/2026 2,278,613
25,060,000 2.500%,  2/28/2026 24,578,378
300,000 0.750%,  1/31/2028 264,211
Total 226,075,599
Utilities (0.2%)
AES Corporation
450,000 3.950%,  7/15/2030
h
405,765
Ameren Illinois Company
450,000 4.500%,  3/15/2049 433,217
American Electric Power
Company, Inc.
185,000 2.031%,  3/15/2024 178,967
Appalachian Power Company
238,000 3.300%,  6/1/2027 228,160
Berkshire Hathaway Energy
Company
450,000 4.600%,  5/1/2053
h
431,370
375,000 4.500%,  2/1/2045 347,195
Calpine Corporation
135,000 4.500%,  2/15/2028
h
122,563
CenterPoint Energy Resources
Corporation
350,000 1.750%,  10/1/2030 284,265
CenterPoint Energy, Inc.
126,000 4.250%,  11/1/2028 122,772
Commonwealth Edison Company
355,000 3.700%,  3/1/2045 297,813
Consolidated Edison Company of
New York, Inc.
168,000 4.500%,  12/1/2045 152,900
450,000 4.125%,  5/15/2049 396,269
Consumers Energy Company
550,000 4.350%,  4/15/2049 520,244
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
133,000 5.500%,  6/15/2031
h
113,255
DTE Electric Company
265,000 3.700%,  3/15/2045 226,108
360,000 3.700%,  6/1/2046 312,001
Duke Energy Carolinas, LLC
340,000 3.700%,  12/1/2047 287,795
Duke Energy Florida, LLC
320,000 3.200%,  1/15/2027 312,199
Duke Energy Indiana, LLC
450,000 3.750%,  5/15/2046 381,056
Edison International
675,000 5.750%,  6/15/2027 685,040
Exelon Corporation
275,000 4.700%,  4/15/2050 257,675
336,000 4.450%,  4/15/2046 303,579
ITC Holdings Corporation
224,000 5.300%,  7/1/2043 224,926
Jersey Central Power & Light
Company
200,000 2.750%,  3/1/2032
h
170,111
Mississippi Power Company
340,000 3.950%,  3/30/2028 330,863
Principal
Amount Long-Term Fixed Income (10.7%) Value
Utilities (0.2%) - continued
National Rural Utilities Cooperative
Finance Corporation
$ 325,000 3.700%,  3/15/2029 $ 311,525
NextEra Energy Operating
Partners, LP
250,000 3.875%,  10/15/2026
h
228,750
NiSource Finance Corporation
415,000 5.650%,  2/1/2045 416,401
NRG Energy, Inc.
260,000 3.375%,  2/15/2029
h
209,667
80,000 5.250%,  6/15/2029
h
71,400
Pacific Gas and Electric Company
350,000 3.300%,  12/1/2027 305,587
199,000 4.550%,  7/1/2030 176,818
PG&E Corporation
160,000 5.000%,  7/1/2028 135,021
PPL Electric Utilities Corporation
204,000 3.950%,  6/1/2047 181,811
Public Service Company of
Colorado
337,000 4.500%,  6/1/2052 329,247
San Diego Gas & Electric
Company
500,000 4.150%,  5/15/2048 456,015
Southern California Edison
Company
485,000 4.000%,  4/1/2047 393,406
Southern Company
112,000 4.475%,  8/1/2024 112,427
225,000 3.250%,  7/1/2026 215,307
450,000 5.113%,  8/1/2027 453,740
Southern Company Gas Capital
Corporation
140,000 4.400%,  5/30/2047 122,021
Southwestern Electric Power
Company
180,000 3.900%,  4/1/2045 144,077
Suburban Propane Partners, LP
310,000 5.875%,  3/1/2027 292,395
TerraForm Power Operating, LLC
235,000 5.000%,  1/31/2028
h
212,849
Virginia Electric and Power
Company
425,000 4.600%,  12/1/2048 408,738
Vistra Operations Company, LLC
315,000 5.125%,  5/13/2025
h
311,899
230,000 5.000%,  7/31/2027
h
209,095
Xcel Energy, Inc.
253,000 4.600%,  6/1/2032 250,915
Total 13,475,219
Total Long-Term Fixed Income
(cost $716,004,764) 670,605,574
Shares
Collateral Held for Securities
Loaned ( 0.7% ) Value
41,413,954 Thrivent Cash Management Trust 41,413,954
Total Collateral Held for
Securities Loaned
(cost $41,413,954) 41,413,954

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments ( 13.0% ) Value
Federal Home Loan Bank Discount
Notes
100,000 0.693%, 7/6/2022
m,n
$ 99,981
100,000 0.730%, 7/8/2022
m,n
99,973
100,000 0.870%, 7/15/2022
m,n
99,946
5,200,000 0.671%, 7/19/2022
m,n
5,196,386
400,000 0.860%, 7/22/2022
m,n
399,674
1,100,000 0.985%, 8/3/2022
m,n
1,098,282
100,000 0.940%, 8/5/2022
m,n
99,834
10,100,000 1.110%, 8/9/2022
m
10,081,358
400,000 1.020%, 8/10/2022
m,n
399,243
1,000,000 1.105%, 8/12/2022
m,n
998,012
1,700,000 1.089%, 8/17/2022
m,n
1,696,219
36,000,000 1.142%, 8/18/2022
m,n
35,918,235
400,000 1.150%, 8/19/2022
m,n
399,073
100,000 1.750%, 8/29/2022
m,n
99,719
100,000 1.190%, 8/31/2022
m,n
99,711
200,000 1.790%, 9/7/2022
m,n
199,283
1,200,000 1.753%, 9/13/2022
m,n
1,195,318
Thrivent Core Short-Term Reserve
Fund
74,015,731 1.630% 740,157,310
U.S. Treasury Bills
5,000,000 0.731%, 7/21/2022
m,o,p
4,997,180
7,900,000 1.000%, 8/18/2022
m,o
7,885,982
Total Short-Term Investments
(cost $811,195,416) 811,220,719
Total Investments (cost
$6,113,168,084) 102.6% $6,400,607,999
Other Assets and Liabilities, Net
(2.6%) (159,990,811)
Total Net Assets 100.0% $6,240,617,188
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
June 30, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security is on loan.
g Non-income producing security.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2022, the value of these investments was $130,036,949 or 2.1% of
total net assets.
i Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 30, 2022.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k All or a portion of the security is insured or guaranteed.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
p At June 30, 2022, $2,441,622 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Aggressive Allocation Portfolio as of June
30, 2022 was $560,168 or 0.01% of total net assets. The
following table indicates the acquisition date and cost of
restricted securities shown in the schedule as of June 30,
2022.
Security
Acquisition
Date Cost
Credit Acceptance Corporation,
12/31/2024 5/29/2020 $ 239,035
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 471,281
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Portfolio as of June 30, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 1,850,119
Common Stock 37,561,204
Total lending $39,411,323
Gross amount payable upon return of
collateral for securities loaned $41,413,954
Net amounts due to counterparty $2,002,631

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 665,529,210
Gross unrealized depreciation (418,924,507)
Net unrealized appreciation (depreciation) $ 246,604,703
Cost for federal income tax purposes $ 6,149,969,057

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2022, in valuing Moderately Aggressive Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 2,460,629 – 1,290,821 1,169,808
Capital Goods 9,467,779 – 7,569,801 1,897,978
Communications Services 8,374,421 – 8,000,153 374,268
Consumer Cyclical 5,036,087 – 4,195,886 840,201
Consumer Non-Cyclical 9,005,220 – 8,536,505 468,715
Energy 452,471 – 452,471 –
Financials 2,084,673 – 1,783,012 301,661
Technology 3,221,236 – 2,772,068 449,168
Transportation 2,111,479 – 1,916,051 195,428
Utilities 2,404,405 – 2,404,405 –
Registered Investment Companies
Unaffiliated 56,997,208 56,997,208 – –
Affiliated 2,457,547,965 2,366,715,512 90,832,453 –
Common Stock
Communications Services 124,090,985 124,012,768 78,217 –
Consumer Discretionary 231,798,548 231,768,694 29,854 –
Consumer Staples 77,030,438 77,030,438 – –
Energy 59,592,983 59,592,983 – –
Financials 235,840,379 234,287,522 1,552,857 –
Health Care 267,691,443 267,691,443 – –
Industrials 268,598,207 266,870,591 1,727,616 –
Information Technology 433,324,073 431,312,292 2,011,781 –
Materials 66,240,521 65,238,237 1,002,284 –
Real Estate 85,202,949 85,202,949 – –
Utilities 40,474,530 40,474,530 – –
Long-Term Fixed Income
Asset-Backed Securities 32,737,248 – 32,737,248 –
Basic Materials 5,935,850 – 5,935,850 –
Capital Goods 12,175,788 – 12,175,788 –
Collateralized Mortgage Obligations 36,763,132 – 36,763,132 –
Commercial Mortgage-Backed Securities 24,399,855 – 24,399,855 –
Communications Services 19,930,299 – 19,930,299 –
Consumer Cyclical 20,770,248 – 20,770,248 –
Consumer Non-Cyclical 24,529,891 – 24,529,891 –
Energy 17,454,864 – 17,454,864 –
Financials 57,927,372 – 57,927,372 –
Mortgage-Backed Securities 160,322,420 – 160,322,420 –
Technology 12,777,418 – 12,777,418 –
Transportation 5,330,371 – 5,330,371 –
U.S. Government & Agencies 226,075,599 – 226,075,599 –
Utilities 13,475,219 – 13,475,219 –
Short-Term Investments 71,063,409 – 71,063,409 –
Subtotal Investments in Securities $5,190,717,612 $4,307,195,167 $877,825,218 $5,697,227
Other Investments  * Total
Affiliated Registered Investment Companies 428,319,123
Affiliated Short-Term Investments 740,157,310
Collateral Held for Securities Loaned 41,413,954
Subtotal Other Investments $1,209,890,387
Total Investments at Value $6,400,607,999
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 48,629,557 48,629,557 – –
Credit Default Swaps 2,977 – 2,977 –
Total Asset Derivatives $48,632,534 $48,629,557 $2,977 $–
Liability Derivatives
Futures Contracts 46,535,122 46,535,122 – –
Credit Default Swaps 6,131,651 – 6,131,651 –
Total Liability Derivatives $52,666,773 $46,535,122 $6,131,651 $–
The following table presents Moderately Aggressive Allocation Portfolio's futures contracts held as of June 30, 2022. Investments and/or cash totaling $41,213,731 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 255 September 2022 $ 30,439,789 ( $ 214,321)
CBOT 2-Yr. U.S. Treasury Note 449 September 2022 94,423,549 (126,531)
CBOT 5-Yr. U.S. Treasury Note 389 September 2022 43,832,758 (167,508)
CBOT U.S. Long Bond 203 September 2022 28,533,305 (392,430)
CME E-mini Russell 2000 Index 35 September 2022 3,172,113 (183,113)
CME E-mini S&P 500 Index 4,341 September 2022 864,413,651 (41,902,676)
CME E-mini S&P Mid-Cap 400 Index 15 September 2022 3,697,637 (295,637)
CME Ultra Long Term U.S. Treasury Bond 213 September 2022 33,742,902 (867,683)
ICE mini MSCI EAFE Index 542 September 2022 52,211,164 (1,897,304)
ICE US mini MSCI Emerging Markets Index 333 September 2022 17,125,183 (430,228)
Ultra 10-Yr. U.S. Treasury Note 166 September 2022 21,201,941 (57,691)
Total Futures Long Contracts $ 1,192,793,992 ( $ 46,535,122)
CBOT 5-Yr. U.S. Treasury Note (93) September 2022 ( $ 10,470,975) $ 31,725
CME E-mini Russell 2000 Index (1,477) September 2022 (135,426,216) 9,290,416
CME E-mini S&P Mid-Cap 400 Index (1,746) September 2022 (435,300,216) 39,307,416
Total Futures Short Contracts ( $ 581,197,407) $48,629,557
Total Futures Contracts $ 611,596,585 $2,094,435

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Moderately Aggressive Allocation Portfolio's swaps contracts held as of June 30, 2022. Investments totaling
$7,786,644 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 38, 5 Year, at 5.00%, Quarterly Sell 6/20/2027 ( $ 73,953,000) $ – ( $ 6,131,651) ( $ 6,131,651)
CDX HY 38, 5 Year, at 5.00%, Quarterly Buy 6/20/2027 5,148,000 – 2,977 2,977
Total Credit Default Swaps $– ($6,128,674) ($6,128,674)
1 As the buyer of protection, Moderately Aggressive Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately
Aggressive Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Aggressive Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2022, for Moderately Aggressive
Allocation Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 48,597,832
Total Equity Contracts 48,597,832
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 31,725
Total Interest Rate Contracts 31,725
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 2,977
Total Credit Contracts 2,977
Total Asset Derivatives $48,632,534
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 44,708,958
Total Equity Contracts 44,708,958
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,826,164
Total Interest Rate Contracts 1,826,164
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 6,131,651
Total Credit Contracts 6,131,651
Total Liability Derivatives $52,666,773
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2022, for
Moderately Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (87,027,676)
Total Equity Contracts
(87,027,676)
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 155,137
Futures Net realized gains/(losses) on Futures contracts (18,151,150)
Total Interest Rate Contracts
(17,996,013)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (1,379,336)
Total Credit Contracts
(1,379,336)
Total ($106,403,025)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2022, for Moderately Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (6,825,177)
Total Equity Contracts (6,825,177)
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts (58,426)
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (3,458,621)
Total Interest Rate Contracts (3,517,047)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (6,046,097)
Total Credit Contracts (6,046,097)
Total ($16,388,321)
The following table presents Moderately Aggressive Allocation Portfolio's average volume of derivative activity during the period ended June 30,
2022.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $1,081,465,557
Futures - Short (601,975,176)
Interest Rate Contracts
Futures - Long 213,350,912
Futures - Short (62,801,504)
Options Written (6,512,148)
Credit Contracts
Credit Default Swaps - Buy Protection 1,654
Credit Default Swaps - Sell Protection 3,039,609

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive
Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
6/30/2022
Shares Held at
6/30/2022
% of Net
Assets
6/30/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $79,155 $1,660 $10,995 $54,401 7,253 0.9%
Core Emerging Markets Equity 133,585 – – 109,148 12,531 1.7
Core International Equity 43,631 – – 34,625 4,003 0.6
Core Low Volatility Equity 260,545 – – 230,145 19,487 3.7
Core Small Cap Value – 97,000 – 90,832 10,429 1.5
Global Stock 568,589 65,652 – 448,984 40,448 7.2
High Yield 50,215 1,016 7,000 37,382 9,512 0.6
Income 158,989 6,060 21,000 116,379 13,372 1.9
International Allocation 610,054 57,260 – 484,820 60,435 7.8
International Index 47,308 1,194 – 38,221 3,508 0.6
Large Cap Value 675,808 57,004 – 598,829 30,852 9.6
Limited Maturity Bond 87,619 903 12,301 71,928 7,628 1.1
Mid Cap Stock 574,567 85,015 24,000 423,741 24,806 6.8
Small Cap Stock 172,324 28,261 – 146,431 8,450 2.3
Total Affiliated Registered Investment
Companies 3,462,389 2,885,866 46.3
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% 879,956 933,117 1,072,916 740,157 74,016 11.9
Total Affiliated Short-Term Investments 879,956 740,157 11.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 22,516 836,337 817,439 41,414 41,414 0.7
Total Collateral Held for Securities Loaned 22,516 41,414 0.7
Total Value $4,364,861 $3,667,437
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 6/30/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(905) $(14,514) $ – $1,660
Core Emerging Markets Equity – (24,437) – –
Core International Equity – (9,006) – –
Core Low Volatility Equity – (30,400) – –
Core Small Cap Value Fund – (6,168) – –
Global Stock – (185,257) 60,268 5,384
High Yield (317) (6,532) – 1,016
Income 89 (27,759) 3,906 2,154
International Allocation – (182,494) 43,188 14,071
International Index – (10,281) 125 1,070
Large Cap Value – (133,983) 48,774 8,230
Limited Maturity Bond 21 (4,314) 239 664
Mid Cap Stock 8,021 (219,862) 83,528 1,486
Small Cap Stock – (54,154) 27,741 521
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% – – – 2,699
Total Income/Non Income Cash from Affiliated
Investments $38,955
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 73
Total Affiliated Income from Securities Loaned, Net $73
Total Value $6,909 $(909,161) $ 267,769

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 2.2% )
a
Value
Basic Materials (0.1%)
Flexsys Holdings, Inc., Term Loan
$ 1,321,688
6.916%,  (LIBOR 1M +
5.250%), 11/1/2028
b,c
$ 1,219,257
INEOS US Petrochem, LLC, Term
Loan
985,050
4.416%,  (LIBOR 1M +
2.750%), 1/29/2026
b
927,483
Innophos Holdings, Inc., Term
Loan
586,500
5.166%,  (LIBOR 1M +
3.500%), 2/7/2027
b,c
561,574
Nouryon USA, LLC, Term Loan
1,138,239
5.250%,  (LIBOR 3M +
3.000%), 10/1/2025
b
1,074,566
Sparta US HoldCo, LLC, Term
Loan
194,025
4.370%,  (LIBOR 1M +
3.250%), 8/2/2028
b,c
184,809
Venator Finance SARL, Term Loan
698,992
4.666%,  (LIBOR 1M +
3.000%), 8/8/2024
b,c
655,305
Total 4,622,994
Capital Goods (0.6%)
AZZ, Inc., Term Loan
416,000
5.875%,  (TSFR1M +
4.250%), 5/6/2029
b,c
396,240
Bingo Industries, Ltd., Term Loan
476,400
5.750%,  (LIBOR 3M +
3.500%), 8/9/2028
b,c
446,625
BW Holding, Inc., Delayed Draw
207,250
5.175%,  (LIBOR 3M +
4.000%), 12/14/2028
b
194,038
BW Holding, Inc., Term Loan
793,484
5.175%,  (LIBOR 1M +
4.000%), 12/14/2028
b
742,899
469,823
5.547%,  (TSFR1M +
4.000%), 12/14/2028
b
439,871
CP Atlas Buyer, Inc., Term Loan
750,649
5.416%,  (LIBOR 1M +
3.750%), 11/23/2027
b
657,133
Foley Products Company, LLC,
Term Loan
1,091,265
6.954%,  (SOFRRATE +
4.750%), 2/16/2029
b
1,029,881
Gemini HDPE, LLC, Term Loan
838,023
4.239%,  (LIBOR 3M +
3.000%), 12/31/2027
b
797,697
GFL Environmental, Inc., Term
Loan
901,275
4.239%,  (LIBOR 3M +
3.000%), 5/31/2025
b
876,869
Graham Packaging Company,
Inc., Term Loan
917,203
4.666%,  (LIBOR 1M +
3.000%), 8/4/2027
b
858,347
Grinding Media, Inc., Term Loan
1,334,912
4.796%,  (LIBOR 3M +
4.000%), 10/12/2028
b,c
1,214,770
Groupe Solmax, Inc., Term Loan
1,158,809
7.000%,  (LIBOR 3M +
4.750%), 7/23/2028
b
1,033,275
Principal
Amount Bank Loans (2.2%)
a
Value
Capital Goods (0.6%) - continued
HRNI Holdings, LLC, Term Loan
$ 610,850
5.916%,  (LIBOR 1M +
4.250%), 12/10/2028
b
$ 592,525
Hyperion Materials &
Technologies, Inc., Term Loan
796,000
6.075%,  (LIBOR 3M +
4.500%), 8/30/2028
b
749,235
LABL, Inc., Term Loan
320,888
6.666%,  (LIBOR 1M +
5.000%), 10/29/2028
b
295,752
LRS Holdings, LLC, Term Loan
639,785
5.916%,  (LIBOR 1M +
4.250%), 8/31/2028
b,c
596,600
LTR Intermediate Holdings, Inc.,
Term Loan
679,568
6.750%,  (LIBOR 3M +
4.500%), 5/7/2028
b
620,670
Mauser Packaging Solutions
Holding Company, Term Loan
1,257,227
4.312%,  (LIBOR 1M +
3.250%), 4/3/2024
b
1,179,957
Novae, LLC, Delayed Draw
365,000
6.625%,  (SOFRRATE +
5.000%), 12/22/2028
b
341,885
Novae, LLC, Term Loan
1,274,306
6.625%,  (SOFRRATE +
5.000%), 12/22/2028
b
1,193,604
Pactiv Evergreen Group Holdings,
Inc., Term Loan
615,625
4.916%,  (LIBOR 1M +
3.250%), 2/5/2026
b
572,919
Quikrete Holdings Inc., Term Loan
793,012
4.666%,  (LIBOR 1M +
3.000%), 6/11/2028
b
746,423
RLG Holdings, LLC, Term Loan
716,967
5.916%,  (LIBOR 1M +
4.250%), 7/8/2028
b
667,374
Smyrna Ready Mix Concrete, LLC,
Term Loan
1,081,000
5.875%,  (TSFR1M +
4.250%), 4/1/2029
b,c
997,223
TransDigm, Inc., Term Loan
2,057,691
3.916%,  (LIBOR 1M +
2.250%), 12/9/2025
b
1,946,802
TricorBraun Holdings, Inc., Term
Loan
1,148,749
4.916%,  (LIBOR 1M +
3.250%), 3/3/2028
b
1,065,671
Trident TPI Holdings, Inc., Delayed
Draw
99,586
5.410%,  (LIBOR 3M +
4.000%), 9/17/2028
b,d,e
93,213
Trident TPI Holdings, Inc., Term
Loan
694,750
6.250%,  (LIBOR 3M +
4.000%), 9/17/2028
b
650,286
Venga Finance SARL, Term Loan
643,000
0.000%,  (LIBOR 2M +
4.750%), 12/3/2028
b,c,d,e
597,990
Vertiv Group Corporation, Term
Loan
3,169,875
3.870%,  (LIBOR 1M +
2.750%), 3/2/2027
b
2,940,059

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (2.2%)
a
Value
Capital Goods (0.6%) - continued
Waterlogic USA Holdings, Inc.,
Term Loan
$ 719,562
6.416%,  (LIBOR 1M +
4.750%), 8/12/2028
b
$ 696,479
Total 25,232,312
Communications Services (0.4%)
Audacy Capital Corporation, Term
Loan
744,856
4.133%,  (LIBOR 1M +
2.500%), 11/17/2024
b
658,267
Cablevision Lightpath, LLC, Term
Loan
871,725
4.574%,  (LIBOR 1M +
3.250%), 12/1/2027
b
819,971
Cengage Learning, Inc., Term
Loan
1,310,100
5.750%,  (LIBOR 3M +
4.750%), 7/14/2026
b
1,178,474
CMG Media Corporation, Term
Loan
1,196,775
5.166%,  (LIBOR 1M +
3.500%), 12/17/2026
b
1,100,040
CommScope, Inc., Term Loan
1,117,028
4.916%,  (LIBOR 1M +
3.250%), 4/4/2026
b
1,000,443
DIRECTV Financing, LLC, Term
Loan
1,398,750
6.666%,  (LIBOR 1M +
5.000%), 8/2/2027
b
1,283,941
E.W. Scripps Company, Term Loan
729,300
4.416%,  (LIBOR 1M +
2.750%), 1/7/2028
b
688,736
iHeartCommunications, Inc., Term
Loan
622,524
4.666%,  (LIBOR 1M +
3.000%), 5/1/2026
b
576,875
Metronet Systems Holdings, LLC,
Term Loan
1,177,789
5.055%,  (LIBOR 1M +
3.750%), 6/2/2028
b
1,087,488
NEP Group, Inc., Term Loan
1,457,150
4.916%,  (LIBOR 1M +
3.250%), 10/20/2025
b
1,350,982
347,000
8.666%,  (LIBOR 1M +
7.000%), 10/19/2026
b,d,e
317,290
Nexstar Media, Inc., Term Loan
875,908
4.166%,  (LIBOR 1M +
2.500%), 9/19/2026
b
861,552
ORBCOMM, Inc., Term Loan
704,675
5.916%,  (LIBOR 1M +
4.250%), 9/1/2028
b
649,478
Peraton Corporation, Term Loan
1,153,839
5.416%,  (LIBOR 1M +
3.750%), 2/1/2028
b
1,081,101
Sharp Midco, LLC, Term Loan
262,343
6.250%,  (LIBOR 3M +
4.000%), 1/20/2029
b,c
245,290
Univision Communications, Inc.,
Term Loan
658,350
4.916%,  (LIBOR 1M +
3.250%), 1/31/2029
b
613,911
Principal
Amount Bank Loans (2.2%)
a
Value
Communications Services (0.4%) - continued
Voyage Australia, Pty. Ltd., Term
Loan
$ 669,938
4.563%,  (LIBOR 3M +
3.500%), 7/20/2028
b
$ 625,139
Xplornet Communications, Inc.,
Term Loan
704,675
5.666%,  (LIBOR 1M +
4.000%), 10/1/2028
b
641,754
625,000
8.666%,  (LIBOR 1M +
7.000%), 10/1/2029
b,c
559,375
Zacapa SARL, Term Loan
375,060
6.304%,  (SOFRRATE +
4.250%), 3/22/2029
b
349,181
Zayo Group Holdings, Inc., Term
Loan
1,905,316
4.666%,  (LIBOR 1M +
3.000%), 3/9/2027
b
1,751,195
Total 17,440,483
Consumer Cyclical (0.2%)
ACProducts Holdings, Inc., Term
Loan
1,097,553
6.060%,  (LIBOR 3M +
4.250%), 5/17/2028
b
845,116
AI Aqua Merger Sub, Inc., Term
Loan
804,375
4.831%,  (TSFR1M +
3.750%), 7/30/2028
b
730,976
Allen Media, LLC, Term Loan
374,191
7.704%,  (LIBOR 3M +
5.500%), 2/10/2027
b
330,785
American Trailer World
Corporation, Term Loan
1,144,196
5.375%,  (LIBOR 1M +
3.750%), 3/5/2028
b
977,338
Caesars Resort Collection, LLC,
Term Loan
589,005
5.166%,  (LIBOR 1M +
3.500%), 7/20/2025
b
566,475
Carnival Corporation, Term Loan
651,688
5.877%,  (LIBOR 3M +
3.000%), 6/30/2025
b
603,789
Golden Entertainment, Inc., Term
Loan
1,613,281
4.630%,  (LIBOR 1M +
3.000%), 10/20/2024
b
1,568,416
Great Canadian Gaming
Corporation, Term Loan
440,000
6.096%,  (LIBOR 3M +
4.000%), 11/1/2026
b
412,940
PetSmart, LLC, Term Loan
1,454,013
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
1,364,591
Secure Acquisition, Inc., Delayed
Draw
102,000
0.000%,  (LIBOR 1M +
5.000%), 12/23/2028
b,c,d,e
94,860
Secure Acquisition, Inc., Term
Loan
685,283
7.250%,  (LIBOR 3M +
5.000%), 12/23/2028
b,c
637,313

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (2.2%)
a
Value
Consumer Cyclical (0.2%) - continued
Staples, Inc., Term Loan
$ 196,400
5.786%,  (LIBOR 3M +
4.500%), 9/12/2024
b
$ 179,979
666,429
6.286%,  (LIBOR 3M +
5.000%), 4/12/2026
b
577,754
Tenneco, Inc., Term Loan
866,339
4.666%,  (LIBOR 1M +
3.000%), 10/1/2025
b
831,685
Voyage Digital NZ/US, Term Loan
1,094,000
0.000%,  (SOFRRATE +
4.500%), 5/13/2029
b,c,d,e
1,039,300
Wyndham Hotels & Resorts, Inc.,
Term Loan
461,175
3.416%,  (LIBOR 1M +
1.750%), 5/30/2025
b
444,706
Total 11,206,023
Consumer Non-Cyclical (0.4%)
Adient US, LLC, Term Loan
341,550
4.916%,  (LIBOR 1M +
3.250%), 4/8/2028
b
317,071
Alltech, Inc., Term Loan
616,900
5.666%,  (LIBOR 1M +
4.000%), 10/15/2028
b
576,542
Bausch Health Companies, Inc.,
Term Loan
1,709,000
0.000%,  (SOFRRATE +
5.250%), 2/1/2027
b,d,e
1,461,007
Blue Ribbon, LLC, Term Loan
871,063
7.062%,  (LIBOR 1M +
6.000%), 5/7/2028
b
792,667
Chobani, LLC, Term Loan
447,037
5.166%,  (LIBOR 1M +
3.500%), 10/23/2027
b
404,345
City Brewing Company, LLC, Term
Loan
1,557,572
4.469%,  (LIBOR 1M +
3.500%), 4/5/2028
b
1,378,451
CNT Holdings I Corporation, Term
Loan
582,625
4.690%,  (LIBOR 1M +
3.500%), 11/8/2027
b
551,915
165,000
7.940%,  (LIBOR 1M +
6.750%), 11/6/2028
b
158,263
Del Monte Foods, Inc., Term Loan
410,000
5.684%,  (SOFRRATE +
4.250%), 5/16/2029
b
385,400
Energizer Holdings, Inc., Term
Loan
253,458
3.875%,  (LIBOR 1M +
2.250%), 12/22/2027
b
239,995
Gainwell Acquisition Corporation,
Term Loan
1,599,699
6.250%,  (LIBOR 3M +
4.000%), 10/1/2027
b
1,509,716
Global Medical Response, Inc.,
Term Loan
3,473,552
5.250%,  (LIBOR 1M +
4.250%), 10/2/2025
b
3,223,908
Herens US Holdco Corporation,
Term Loan
1,217,738
6.250%,  (LIBOR 3M +
4.000%), 7/2/2028
b
1,083,787
Principal
Amount Bank Loans (2.2%)
a
Value
Consumer Non-Cyclical (0.4%) - continued
Mamba Purchaser, Inc., Term Loan
$ 125,000
8.095%,  (LIBOR 1M +
6.500%), 10/14/2029
b
$ 119,375
Packaging Coordinators Midco,
Inc., Term Loan
638,153
6.000%,  (LIBOR 3M +
3.750%), 11/30/2027
b
601,727
Pegasus Bidco BV, Term Loan
555,000
0.000%,  (TSFR1M +
4.250%), 5/5/2029
b,d,e
525,169
Petco Health & Wellness
Company, Inc., Term Loan
1,027,000
5.500%,  (LIBOR 3M +
3.250%), 3/4/2028
b
965,863
Precision Medicine Group, LLC,
Delayed Draw
60,800
0.000%,  (LIBOR 1M +
3.750%), 11/20/2027
b,c,d,e
56,088
Precision Medicine Group, LLC,
Term Loan
965,252
5.250%,  (LIBOR 3M +
3.000%), 11/20/2027
b,c
890,445
Prime Security Services Borrower,
LLC, Term Loan
2,730,438
3.560%,  (LIBOR 1M +
2.750%), 9/23/2026
b
2,543,293
Spectrum Group Buyer, Inc., Term
Loan
1,594,000
7.250%,  (TSFR1M +
6.500%), 5/19/2028
b
1,548,970
Total 19,333,997
Energy (<0.1%)
GIP II Blue Holding, LP, Term Loan
997,861
6.750%,  (LIBOR 3M +
4.500%), 9/29/2028
b
965,012
Total 965,012
Financials (0.1%)
Asurion, LLC, Term Loan
1,250,950
4.916%,  (LIBOR 1M +
3.250%), 12/23/2026
b
1,131,334
439,437
4.916%,  (LIBOR 1M +
3.250%), 7/31/2027
b
396,592
820,000
6.916%,  (LIBOR 1M +
5.250%), 2/3/2028
b
697,000
735,000
6.916%,  (LIBOR 1M +
5.250%), 1/15/2029
b
621,075
Rinchem Company, LLC, Term
Loan
273,000
6.654%,  (SOFRRATE +
4.500%), 3/2/2029
b,c
254,914
Stonepeak Taurus Lower Holdings,
LLC, Term Loan
410,000
9.154%,  (SOFRRATE +
7.000%), 1/28/2030
b,c
375,150
Tiger Acquisition, LLC, Term Loan
431,738
4.916%,  (LIBOR 1M +
3.250%), 6/1/2028
b
385,092

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (2.2%)
a
Value
Financials (0.1%) - continued
Tronox Finance, LLC, Term Loan
$ 530,792
4.400%,  (LIBOR 3M +
2.250%), 3/11/2028
b
$ 504,253
Total 4,365,410
Technology (0.2%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
998,367
4.739%,  (LIBOR 3M +
3.500%), 8/21/2026
b
854,852
Crown Subsea Communications
Holding, Inc., Term Loan
1,033,767
5.812%,  (LIBOR 1M +
4.750%), 4/27/2027
b,c
982,079
Gogo Intermediate Holdings, LLC,
Term Loan
1,113,750
4.989%,  (LIBOR 3M +
3.750%), 4/30/2028
b
1,051,380
Gridiron Fiber Corporation, Term
Loan
691,267
6.750%,  (LIBOR 3M +
4.500%), 10/4/2028
b
649,791
Lummus Technology Holdings V,
LLC, Term Loan
2,086,271
5.166%,  (LIBOR 1M +
3.500%), 6/30/2027
b
1,923,104
Rackspace Technology Global,
Inc., Term Loan
1,757,750
4.160%,  (LIBOR 3M +
2.750%), 2/9/2028
b
1,597,355
Redstone Holdco 2 LP, Term Loan
645,814
5.934%,  (LIBOR 3M +
4.750%), 4/27/2028
b
553,249
371,020
8.975%,  (LIBOR 3M +
7.750%), 8/6/2029
b
317,593
SS&C Technologies, Inc., Term
Loan
54,345
3.416%,  (LIBOR 1M +
1.750%), 4/16/2025
b
51,527
46,356
3.416%,  (LIBOR 1M +
1.750%), 4/16/2025
b
43,952
Verscend Holding Corporation,
Term Loan
400,916
5.666%,  (LIBOR 1M +
4.000%), 8/27/2025
b
382,874
Total 8,407,756
Transportation (0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
2,130,000
5.813%,  (LIBOR 3M +
4.750%), 4/20/2028
b
2,028,058
Air Canada, Term Loan
462,000
4.250%,  (LIBOR 3M +
3.500%), 8/11/2028
b,c
423,885
Genesee & Wyoming, Inc., Term
Loan
1,173,000
4.250%,  (LIBOR 3M +
2.000%), 12/30/2026
b
1,124,180
Hertz Corporation, Term Loan
351,450
4.920%,  (LIBOR 1M +
3.250%), 6/30/2028
b
330,236
Principal
Amount Bank Loans (2.2%)
a
Value
Transportation (0.1%) - continued
$ 66,904
4.920%,  (LIBOR 1M +
3.250%), 6/30/2028
b
$ 62,866
Mileage Plus Holdings, LLC, Term
Loan
655,000
7.313%,  (LIBOR 3M +
5.250%), 6/20/2027
b
645,830
SkyMiles IP, Ltd., Term Loan
745,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
739,643
United Airlines, Inc., Term Loan
671,500
5.392%,  (LIBOR 1M +
3.750%), 4/21/2028
b
622,400
Total 5,977,098
Utilities (0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
200,696
3.395%,  (LIBOR 1M +
2.250%), 9/24/2026
b
199,693
Calpine Corporation, Term Loan
1,127,825
4.170%,  (LIBOR 1M +
2.500%), 12/16/2027
b
1,069,640
Constellation Renewables, LLC,
Term Loan
377,485
4.080%,  (LIBOR 3M +
2.500%), 12/15/2027
b
363,140
CQP Holdco, LP, Term Loan
1,569,150
6.000%,  (LIBOR 3M +
3.750%), 6/4/2028
b
1,471,078
EnergySolutions, LLC, Term Loan
661,328
6.000%,  (LIBOR 3M +
3.750%), 5/11/2025
b
612,006
GIP III Stetson I, LP, Term Loan
681,948
5.916%,  (LIBOR 1M +
4.250%), 7/18/2025
b,d,e
642,525
Osmose Utilities Services, Inc.,
Term Loan
277,900
4.916%,  (LIBOR 1M +
3.250%), 6/22/2028
b
246,811
PG&E Corporation, Term Loan
652,378
4.688%,  (LIBOR 1M +
3.000%), 6/23/2025
b
613,562
Total 5,218,455
Total Bank Loans
(cost $110,066,375) 102,769,540
Principal
Amount Long-Term Fixed Income ( 37.3% ) Value
Asset-Backed Securities (1.5%)
510 Asset Backed Trust
1,900,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
f,g
1,754,922
Access Group, Inc.
342,013
2.124%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,f
332,408
Ares XL CLO, Ltd.
2,100,000
3.844%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,f
1,922,880

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.3%) Value
Asset-Backed Securities (1.5%) - continued
Ares XXXIIR CLO, Ltd.
$ 2,600,000
3.411%,  (LIBOR 3M +
2.000%), 5/15/2030, Ser.
2014-32RA, Class A2BR
b,f
$ 2,521,464
Buttermilk Park CLO, Ltd.
5,250,000
2.444%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,f
5,067,232
CarVal CLO II, Ltd.
2,125,000
2.563%,  (LIBOR 3M +
1.500%), 4/20/2032, Ser.
2019-1A, Class BR
b,f
2,013,569
1,225,000
3.063%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,f
1,146,491
CMFT Net Lease Master Issuer,
LLC
1,348,345
2.090%,  7/20/2051, Ser.
2021-1, Class A1
f
1,172,628
Commonbond Student Loan Trust
338,273
2.124%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,f
333,103
Dewolf Park CLO, Ltd.
2,050,000
2.494%,  (LIBOR 3M +
1.450%), 10/15/2030, Ser.
2017-1A, Class BR
b,f
1,967,463
Dryden 36 Senior Loan Fund
1,800,000
3.094%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,f
1,718,453
FirstKey Homes Trust
4,500,000
4.493%,  5/17/2039, Ser.
2022-SFR1, Class B
f
4,404,782
FRTKL Trust
2,350,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
f
2,079,635
Galaxy XIX CLO, Ltd.
1,650,000
3.034%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,f
1,544,548
Goldentree Loan Management,
Ltd.
2,050,000
2.463%,  (LIBOR 3M +
1.400%), 11/20/2030, Ser.
2017-2A, Class BR
b,f
1,971,524
Goodgreen
1,805,469
3.860%,  10/15/2054, Ser.
2019-1A, Class A
f
1,718,839
Home Partners of America Trust
2,552,665
2.302%,  12/17/2026, Ser.
2021-2, Class B
f
2,295,394
2,177,139
2.078%,  9/19/2041, Ser.
2021-1, Class C
f
1,863,961
Home RE, Ltd.
2,150,000
3.776%,  (SOFR30A +
2.850%), 10/25/2034, Ser.
2022-1, Class M1A
b,f
2,137,341
Laurel Road Prime Student Loan
Trust
165,270
2.810%,  11/25/2042, Ser.
2017-C, Class A2B
f
164,619
Principal
Amount Long-Term Fixed Income (37.3%) Value
Asset-Backed Securities (1.5%) - continued
$ 936,246
5.259%,  11/25/2043, Ser.
2018-D, Class A
b,f
$ 918,242
Longfellow Place CLO, Ltd.
3,900,000
2.794%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
b,f
3,826,879
950,000
3.344%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,f
914,318
Madison Park Funding XIV, Ltd.
2,375,000
2.536%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,f
2,288,759
Mello Mortgage Capital
Acceptance
2,413,370
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,f
2,057,304
Mercury Financial Credit Card
Master Trust
2,600,000
2.500%,  9/21/2026, Ser.
2022-1A, Class A
f
2,462,612
National Collegiate Trust
776,137
1.919%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,f
751,144
OCP CLO, Ltd.
1,800,000
3.044%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,f
1,688,436
Octagon Investment Partners XVI,
Ltd.
600,000
2.444%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,f
577,054
OZLM IX, Ltd.
1,250,000
2.613%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,f
1,204,589
Progress Residential Trust
1,200,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
f
1,078,337
ROC Securities Trust Series
2,000,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,f
1,887,444
Saxon Asset Securities Trust
860,035
3.363%,  8/25/2035, Ser.
2004-2, Class MF2
b
749,500
SLM Student Loan Trust
848,687
2.024%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
817,974
Sound Point CLO XIV, Ltd.
2,600,000
3.234%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,f
2,505,433
Sound Point CLO XXI, Ltd.
1,525,000
2.664%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,f
1,464,592
Stratus CLO, Ltd.
1,850,000
1.841%,  (LIBOR 3M +
1.750%), 12/29/2029, Ser.
2021-1A, Class C
b,f
1,722,237

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.3%) Value
Asset-Backed Securities (1.5%) - continued
TRK Trust
$ 1,782,027
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
b,f
$ 1,630,602
U.S. Small Business Administration
32,569
3.191%,  3/10/2024, Ser.
2014-10A, Class 1 32,331
Upstart Securitization Trust
238,043
1.702%,  11/20/2030, Ser.
2020-3, Class A
f
237,340
VCAT Asset Securitization, LLC
1,150,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
f,g
1,089,493
Wind River CLO, Ltd.
1,525,000
2.663%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
b,f
1,472,671
1,275,000
3.063%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,f
1,210,238
Total 70,718,785
Basic Materials (0.3%)
Alcoa Nederland Holding BV
595,000 5.500%,  12/15/2027
f
563,762
Anglo American Capital plc
675,000 3.875%,  3/16/2029
f
620,786
Chemours Company
420,000 5.750%,  11/15/2028
f
357,937
Cleveland-Cliffs, Inc.
360,000 5.875%,  6/1/2027
h
335,711
230,000 4.625%,  3/1/2029
f,h
202,975
230,000 4.875%,  3/1/2031
f,h
202,784
Consolidated Energy Finance SA
688,000 5.625%,  10/15/2028
f
553,467
Dow Chemical Company
600,000 4.800%,  11/30/2028 602,280
DowDuPont, Inc.
620,000 4.493%,  11/15/2025 624,221
EverArc Escrow Sarl
333,000 5.000%,  10/30/2029
f
280,291
First Quantum Minerals, Ltd.
724,000 6.875%,  10/15/2027
f
647,299
Freeport-McMoRan, Inc.
1,558,000 4.625%,  8/1/2030 1,445,481
Glencore Funding, LLC
536,000 3.375%,  9/23/2051
f
365,406
1,064,000 4.000%,  3/27/2027
f
1,023,094
Hecla Mining Company
175,000 7.250%,  2/15/2028 161,327
Hudbay Minerals, Inc.
410,000 4.500%,  4/1/2026
f
343,080
Ingevity Corporation
610,000 3.875%,  11/1/2028
f
510,875
International Flavors and
Fragrances, Inc.
660,000 3.468%,  12/1/2050
f
480,851
Kinross Gold Corporation
470,000 5.950%,  3/15/2024 481,097
Mercer International, Inc.
400,000 5.125%,  2/1/2029 341,452
Principal
Amount Long-Term Fixed Income (37.3%) Value
Basic Materials (0.3%) - continued
Methanex Corporation
$ 385,000 4.250%,  12/1/2024 $ 366,712
Mosaic Company
900,000 4.050%,  11/15/2027 880,289
Novelis Corporation
160,000 3.250%,  11/15/2026
f
135,244
210,000 4.750%,  1/30/2030
f
174,548
160,000 3.875%,  8/15/2031
f
123,230
OCI NV
278,000 4.625%,  10/15/2025
f
268,330
Olin Corporation
580,000 5.125%,  9/15/2027 533,122
SCIL USA Holdings, LLC
310,000 5.375%,  11/1/2026
f
248,000
SPCM SA
409,000 3.375%,  3/15/2030
f
320,043
SunCoke Energy, Inc.
438,000 4.875%,  6/30/2029
f
350,003
Syngenta Finance NV
422,000 5.182%,  4/24/2028
f
427,176
Taseko Mines, Ltd.
298,000 7.000%,  2/15/2026
f
253,632
Unifrax Escrow Issuer Corporation
373,000 5.250%,  9/30/2028
f
297,615
United States Steel Corporation
676,000 6.875%,  3/1/2029
h
589,871
Total 15,111,991
Capital Goods (0.6%)
Advanced Drainage Systems, Inc.
375,000 6.375%,  6/15/2030
f
366,214
AECOM
645,000 5.125%,  3/15/2027 609,525
Amsted Industries, Inc.
465,000 5.625%,  7/1/2027
f
437,100
ARD Finance SA
131,000 6.500%,  6/30/2027
f
97,171
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
280,000 5.250%,  8/15/2027
f
199,657
294,000 5.250%,  8/15/2027
f
209,640
Boeing Company
1,225,000 5.930%,  5/1/2060 1,115,264
750,000 5.040%,  5/1/2027 740,826
1,250,000 5.705%,  5/1/2040 1,165,958
Bombardier, Inc.
240,000 7.125%,  6/15/2026
f
197,875
410,000 7.875%,  4/15/2027
f
341,288
350,000 6.000%,  2/15/2028
f
262,290
Builders FirstSource, Inc.
265,000 5.000%,  3/1/2030
f
224,574
Carrier Global Corporation
714,000 3.577%,  4/5/2050 540,370
875,000 2.700%,  2/15/2031 740,300
Clydesdale Acquisition Holdings,
Inc.
55,000 6.625%,  4/15/2029
f
51,680
110,000 8.750%,  4/15/2030
f
94,883
CNH Industrial NV
700,000 3.850%,  11/15/2027 659,083

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.3%) Value
Capital Goods (0.6%) - continued
Cornerstone Building Brands, Inc.
$ 283,000 6.125%,  1/15/2029
f
$ 181,811
Covanta Holding Corporation
264,000 5.000%,  9/1/2030 215,503
Covert Mergeco, Inc.
208,000 4.875%,  12/1/2029
f
169,254
CP Atlas Buyer, Inc.
380,000 7.000%,  12/1/2028
f,h
274,428
Crown Cork & Seal Company, Inc.
333,000 7.375%,  12/15/2026 340,163
GFL Environmental, Inc.
339,000 4.000%,  8/1/2028
f
279,675
550,000 3.500%,  9/1/2028
f
471,625
H&E Equipment Services, Inc.
697,000 3.875%,  12/15/2028
f
563,699
Howard Midstream Energy
Partners, LLC
409,000 6.750%,  1/15/2027
f
352,355
Howmet Aerospace, Inc.
581,000 3.000%,  1/15/2029 481,207
805,000 5.950%,  2/1/2037 759,115
Ingersoll-Rand Luxembourg
Finance SA
625,000 3.500%,  3/21/2026 607,563
JELD-WEN, Inc.
167,000 4.625%,  12/15/2025
f
141,950
L3Harris Technologies, Inc.
1,656,000 3.950%,  5/28/2024 1,663,472
Lockheed Martin Corporation
774,000 4.500%,  5/15/2036 768,974
284,000 6.150%,  9/1/2036 326,282
Mauser Packaging Solutions
Holding Company
335,000 5.500%,  4/15/2024
f
319,925
420,000 7.250%,  4/15/2025
f,h
366,450
Meritor, Inc.
290,000 4.500%,  12/15/2028
f
279,218
MIWD Holdco II, LLC
222,000 5.500%,  2/1/2030
f
178,657
Nesco Holdings II, Inc.
265,000 5.500%,  4/15/2029
f
221,938
New Enterprise Stone and Lime
Company, Inc.
531,000 5.250%,  7/15/2028
f
436,500
Northrop Grumman Corporation
935,000 3.850%,  4/15/2045 787,088
OI European Group BV
444,000 4.750%,  2/15/2030
f
371,850
Owens-Brockway Glass Container,
Inc.
370,000 5.875%,  8/15/2023
f,h
366,300
Pactiv Evergreen Group
320,000 4.375%,  10/15/2028
f
272,000
Parker-Hannifin Corporation
1,091,000 4.500%,  9/15/2029 1,085,597
PGT Innovations, Inc.
426,000 4.375%,  10/1/2029
f
335,884
Raytheon Technologies
Corporation
714,000 4.125%,  11/16/2028 704,626
775,000 4.450%,  11/16/2038 739,208
Principal
Amount Long-Term Fixed Income (37.3%) Value
Capital Goods (0.6%) - continued
$ 1,000,000 3.750%,  11/1/2046 $ 846,942
Republic Services, Inc.
850,000 2.900%,  7/1/2026 811,822
Roper Technologies, Inc.
564,000 4.200%,  9/15/2028 553,029
750,000 1.750%,  2/15/2031 584,399
SRM Escrow Issuer, LLC
615,000 6.000%,  11/1/2028
f
519,816
Textron, Inc.
710,000 3.375%,  3/1/2028 668,046
Titan Acquisition, Ltd.
180,000 7.750%,  4/15/2026
f
165,456
TransDigm, Inc.
370,000 6.250%,  3/15/2026
f
356,588
1,130,000 5.500%,  11/15/2027 958,669
United Rentals North America, Inc.
405,000 4.875%,  1/15/2028 382,919
360,000 4.000%,  7/15/2030 307,757
Victors Merger Corporation
204,000 6.375%,  5/15/2029
f
124,440
Waste Pro USA, Inc.
205,000 5.500%,  2/15/2026
f
182,102
WESCO Distribution, Inc.
560,000 7.250%,  6/15/2028
f
553,840
Total 29,131,840
Collateralized Mortgage Obligations (1.7%)
Alternative Loan Trust
677,544
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 441,114
Bellemeade Re, Ltd.
1,443,919
2.676%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
b,f
1,436,967
Citicorp Mortgage Securities, Inc.
1,192,083
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 1,086,148
COLT Mortgage Loan Trust
2,268,701
1.726%,  11/25/2066, Ser.
2021-5, Class A1
b,f
2,056,949
Countrywide Alternative Loan Trust
800,892
2.737%,  10/25/2035, Ser.
2005-43, Class 4A1
b
700,991
1,151,353
7.000%,  10/25/2037, Ser.
2007-24, Class A10 508,660
Countrywide Home Loans, Inc.
200,031
5.750%,  4/25/2037, Ser.
2007-3, Class A27 114,830
Credit Suisse Mortgage Trust
1,300,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
b,f
1,215,801
1,875,000
4.000%,  2/25/2067, Ser.
2022-NQM2, Class A1B
b,f
1,781,686
2,095,808
1.174%,  7/25/2066, Ser.
2021-NQM6, Class A1
b,f
1,773,274
1,260,769
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,f
1,116,362
4,709,682
3.418%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,f
4,604,480

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.3%) Value
Collateralized Mortgage Obligations (1.7%) -
continued
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
$ 84,225
6.000%,  7/25/2022, Ser.
2006-AR5, Class 23A $ 63,638
Federal Home Loan Mortgage
Corporation - REMIC
390,644
4.000%,  7/15/2031, Ser.
4104, Class KI
i
8,821
1,541,732
3.000%,  2/15/2033, Ser.
4170, Class IG
i
154,954
1,647,764
3.000%,  3/15/2033, Ser.
4180, Class PI
i
191,934
2,650,000
2.500%,  12/15/2048, Ser.
5094, Class BC 2,271,754
Federal National Mortgage
Association
6,366,289 3.500%,  7/1/2061
e
6,177,159
Federal National Mortgage
Association - REMIC
2,574,859
3.000%,  12/25/2027, Ser.
2012-137, Class AI
i
127,268
Flagstar Mortgage Trust
1,343,279
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,f
1,228,333
Foundation Finance Trust
1,375,044
1.270%,  5/15/2041, Ser.
2021-1A, Class A
f
1,271,302
FWD Securitization Trust
760,477
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,f
743,121
GCAT Trust
1,900,379
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
b,f
1,727,336
GS Mortgage-Backed Securities
Trust
2,778,422
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
b,f
2,466,182
108,300
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,f
107,992
J.P. Morgan Mortgage Trust
2,444,649
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
b,f
2,084,029
1,755,363
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,f
1,449,140
Legacy Mortgage Asset Trust
353,504
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
f,g
345,495
LHOME Mortgage Trust
800,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
f,g
759,358
2,200,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
b,f
2,108,350
Merrill Lynch Alternative Note
Asset Trust
188,874
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 95,889
New Residential Mortgage Loan
Trust
4,691,284
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
b,f
4,005,235
Principal
Amount Long-Term Fixed Income (37.3%) Value
Collateralized Mortgage Obligations (1.7%) -
continued
New York Mortgage Trust
$ 2,300,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
f,g
$ 2,184,588
1,511,643
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,f
1,464,404
Oak Street Investment
1,750,299
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
f
1,601,575
Oaktown Re VII, Ltd.
1,250,000
2.526%,  (SOFR30A +
1.600%), 4/25/2034, Ser.
2021-2, Class M1A
b,f
1,226,838
Oaktown Re, Ltd.
1,843,491
2.576%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
b,f
1,837,156
Onslow Bay Financial, LLC
1,400,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
b,f
1,303,580
Palisades Mortgage Loan Trust
3,450,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
f,g
3,273,847
Preston Ridge Partners Mortgage
Trust, LLC
1,740,045
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,f
1,652,822
Pretium Mortgage Credit Partners,
LLC
1,549,378
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
f,g
1,521,655
976,006
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
f,g
923,881
Renaissance Home Equity Loan
Trust
2,168,410
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
g
886,686
Residential Accredit Loans, Inc.
Trust
587,959
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 516,937
Residential Asset Securitization
Trust
1,744,491
5.375%,  7/25/2035, Ser.
2005-A8CB, Class A9 1,168,459
Sequoia Mortgage Trust
667,043
2.927%,  9/20/2046, Ser.
2007-1, Class 4A1
b
481,782
Toorak Mortgage Corporation, Ltd.
2,000,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
f,g
1,873,894
Tricon Residential Trust
1,500,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
f
1,356,219
Vericrest Opportunity Loan
Transferee
1,358,782
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
f,g
1,287,197
1,800,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
f,g
1,727,969
1,510,738
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
f,g
1,441,874

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.3%) Value
Collateralized Mortgage Obligations (1.7%) -
continued
$ 1,375,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
f,g
$ 1,301,001
1,400,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
f,g
1,329,531
1,011,875
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
f,g
955,184
900,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
f,g
845,138
825,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
f,g
764,430
Verus Securitization Trust
1,047,433
2.286%,  11/25/2066, Ser.
2021-8, Class A2
b,f
930,462
Total 78,081,661
Commercial Mortgage-Backed Securities (1.2%)
AMSR Trust
2,700,000
2.153%,  6/17/2038, Ser.
2021-SFR1, Class B
b,f
2,321,033
1,100,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b,f
941,446
1,379,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
f
1,229,061
BANK 2021-BNK36
2,400,000
2.470%,  9/15/2064, Ser.
2021-BN36, Class A5 2,066,179
BANK 2022-BNK39
9,729,213
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,i
308,410
2,650,000
2.928%,  2/15/2055, Ser.
2022-BNK39, Class A4 2,375,685
BANK 2022-BNK40
3,000,000
3.507%,  3/15/2064, Ser.
2022-BNK40, Class A4
b
2,795,683
Barclays Commercial Mortgage
Securities, LLC
2,000,000
3.662%,  4/15/2055, Ser.
2022-C15, Class A5
b
1,893,191
BBCMS Mortgage Trust
5,456,170
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
b,i
259,997
1,500,000
2.946%,  2/15/2055, Ser.
2022-C14, Class A5
b
1,336,981
1,600,000
4.600%,  6/15/2055, Ser.
2022-C16, Class A5
b
1,634,050
2,900,000
2.492%,  7/15/2054, Ser.
2021-C10, Class A5 2,514,672
1,900,000
2.689%,  11/15/2054, Ser.
2021-C12, Class A5 1,659,093
14,504,217
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,i
1,538,838
Benchmark Mortgage Trust
3,900,000
2.669%,  12/15/2054, Ser.
2021-B31, Class A5 3,407,295
BFLD Trust
825,000
3.024%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,f
796,333
BINOM Securitization Trust
1,233,601
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
b,f
1,136,070
Principal
Amount Long-Term Fixed Income (37.3%) Value
Commercial Mortgage-Backed Securities (1.2%)
- continued
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
$ 3,800,000
2.580%,  6/25/2055, Ser.
K145, Class A2
j
$ 3,466,174
3,450,000
2.450%,  4/25/2032, Ser.
K144, Class A2
j
3,112,267
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
5,900,000
2.920%,  7/25/2032, Ser.
K146, Class A2 5,530,905
7,500,000
3.000%,  8/25/2032, Ser.
K147, Class A2 7,062,399
4,750,000
3.500%,  9/25/2032, Ser.
K148, Class A2
f
4,653,132
Morgan Stanley Capital I Trust
14,827,008
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,i
1,644,925
Total 53,683,819
Communications Services (1.0%)
Altice France SA
200,000 8.125%,  2/1/2027
f
184,078
75,000 5.500%,  1/15/2028
f
60,439
381,000 5.125%,  7/15/2029
f
287,655
516,000 5.500%,  10/15/2029
f
394,178
AMC Networks, Inc.
289,000 4.750%,  8/1/2025 269,215
American Tower Corporation
450,000 3.375%,  10/15/2026 425,479
700,000 2.900%,  1/15/2030 599,287
AT&T, Inc.
1,129,000 3.500%,  9/15/2053 855,780
1,200,000 2.300%,  6/1/2027 1,095,413
1,550,000 4.350%,  3/1/2029 1,526,188
1,090,000 4.900%,  8/15/2037 1,085,641
CCO Holdings, LLC
130,000 5.500%,  5/1/2026
f
126,842
640,000 5.125%,  5/1/2027
f
604,000
770,000 4.750%,  3/1/2030
f
658,543
510,000 4.500%,  8/15/2030
f
423,442
96,000 4.750%,  2/1/2032
f
78,605
350,000 4.250%,  1/15/2034
f
270,375
Cengage Learning, Inc.
433,000 9.500%,  6/15/2024
f
400,525
Charter Communications
Operating, LLC
700,000 4.500%,  2/1/2024 704,142
900,000 4.200%,  3/15/2028 840,870
1,225,000 3.500%,  6/1/2041 857,378
Clear Channel Worldwide
Holdings, Inc.
337,000 5.125%,  8/15/2027
f
284,539
331,000 7.750%,  4/15/2028
f
240,826
Comcast Corporation
600,000 2.987%,  11/1/2063 409,244
750,000 3.950%,  10/15/2025 752,959
1,250,000 4.250%,  10/15/2030 1,232,438
690,000 4.400%,  8/15/2035 668,633
1,115,000 4.750%,  3/1/2044 1,070,817

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.3%) Value
Communications Services (1.0%) - continued
$ 550,000 4.600%,  8/15/2045 $ 517,565
CommScope, Inc.
310,000 7.125%,  7/1/2028
f,h
235,625
Consolidated Communications,
Inc.
339,000 5.000%,  10/1/2028
f
270,986
Cox Communications, Inc.
875,000 3.350%,  9/15/2026
f
836,500
CSC Holdings, LLC
960,000 5.375%,  2/1/2028
f
830,400
313,000 6.500%,  2/1/2029
f
282,680
86,000 4.125%,  12/1/2030
f
67,080
DIRECTV Holdings, LLC
495,000 5.875%,  8/15/2027
f
422,270
Discovery Communications, LLC
1,420,000 4.900%,  3/11/2026 1,426,233
DISH DBS Corporation
194,000 5.250%,  12/1/2026
f
152,065
142,000 7.375%,  7/1/2028 96,588
261,000 5.750%,  12/1/2028
f
193,247
Entercom Media Corporation
517,000 6.500%,  5/1/2027
f
307,670
Frontier Communications
Holdings, LLC
457,000 5.875%,  10/15/2027
f
410,890
103,000 8.750%,  5/15/2030
f
104,132
GCI, LLC
405,000 4.750%,  10/15/2028
f
350,912
Gray Escrow II, Inc.
800,000 5.375%,  11/15/2031
f
640,984
Gray Television, Inc.
395,000 4.750%,  10/15/2030
f
309,088
Hughes Satellite Systems
Corporation
270,000 6.625%,  8/1/2026 239,625
iHeartCommunications, Inc.
390,000 4.750%,  1/15/2028
f
321,391
Iliad Holding SASU
374,000 6.500%,  10/15/2026
f
336,589
LCPR Senior Secured Financing
DAC
324,000 6.750%,  10/15/2027
f
302,237
Level 3 Financing, Inc.
765,000 4.625%,  9/15/2027
f
652,163
320,000 4.250%,  7/1/2028
f
256,400
Magallanes, Inc.
939,000 5.141%,  3/15/2052
f
788,150
805,000 4.054%,  3/15/2029
f
737,361
805,000 5.050%,  3/15/2042
f
684,886
NBN Company, Ltd.
1,025,000 2.625%,  5/5/2031
f
874,139
Netflix, Inc.
270,000 4.875%,  4/15/2028 254,084
450,000 5.875%,  11/15/2028 439,970
480,000 5.375%,  11/15/2029
f
453,600
450,000 4.875%,  6/15/2030
f
411,860
Nexstar Escrow Corporation
550,000 5.625%,  7/15/2027
f
501,875
Omnicom Group, Inc.
530,000 3.600%,  4/15/2026 514,548
330,000 4.200%,  6/1/2030 315,241
Principal
Amount Long-Term Fixed Income (37.3%) Value
Communications Services (1.0%) - continued
Radiate Holdco, LLC
$ 235,000 6.500%,  9/15/2028
f
$ 181,626
Scripps Escrow II, Inc.
215,000 5.375%,  1/15/2031
f,h
171,473
Scripps Escrow, Inc.
270,000 5.875%,  7/15/2027
f
236,376
Sinclair Television Group, Inc.
610,000 5.500%,  3/1/2030
f
449,155
Sirius XM Radio, Inc.
535,000 5.000%,  8/1/2027
f
496,223
295,000 4.000%,  7/15/2028
f
255,175
Sprint Capital Corporation
273,000 6.875%,  11/15/2028 287,065
430,000 8.750%,  3/15/2032 517,496
Sprint Corporation
1,255,000 7.625%,  2/15/2025 1,308,109
TEGNA, Inc.
586,000 4.625%,  3/15/2028 547,910
Telesat Canada
215,000 4.875%,  6/1/2027
f
125,775
80,000 6.500%,  10/15/2027
f
33,656
T-Mobile USA, Inc.
1,343,000 3.600%,  11/15/2060 978,634
280,000 2.875%,  2/15/2031 232,464
2,147,000 3.500%,  4/15/2031 1,853,784
900,000 4.375%,  4/15/2040 803,364
Twitter, Inc.
88,000 3.875%,  12/15/2027
f
82,962
United States Cellular Corporation
360,000 6.700%,  12/15/2033 342,900
Uniti Group, LP
130,000 4.750%,  4/15/2028
f
106,911
Univision Communications, Inc.
559,000 6.625%,  6/1/2027
f
532,229
VeriSign, Inc.
310,000 4.750%,  7/15/2027 303,319
Verizon Communications, Inc.
806,000 3.000%,  11/20/2060 547,165
476,000 2.100%,  3/22/2028 422,793
1,450,000 2.650%,  11/20/2040 1,063,671
VTR Finance NV
270,000 6.375%,  7/15/2028
f
192,617
VZ Secured Financing BV
561,000 5.000%,  1/15/2032
f
465,630
Walt Disney Company
1,073,000 3.600%,  1/13/2051 895,570
Zayo Group Holdings, Inc.
243,000 4.000%,  3/1/2027
f
201,590
Total 45,582,207
Consumer Cyclical (1.0%)
1011778 B.C., ULC
640,000 4.375%,  1/15/2028
f
559,552
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
371,000 10.500%,  2/15/2028
f
191,488
Allied Universal Finance
Corporation
285,000 4.625%,  6/1/2028
f
230,625

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.3%) Value
Consumer Cyclical (1.0%) - continued
Allied Universal Holdco, LLC
$ 230,000 6.625%,  7/15/2026
f
$ 211,055
330,000 4.625%,  6/1/2028
f
272,152
235,000 6.000%,  6/1/2029
f
170,650
Allison Transmission, Inc.
590,000 3.750%,  1/30/2031
f
472,850
Amazon.com, Inc.
1,350,000 3.100%,  5/12/2051 1,063,076
670,000 3.875%,  8/22/2037 635,103
852,000 4.050%,  8/22/2047 797,474
American Axle & Manufacturing,
Inc.
660,000 6.500%,  4/1/2027
h
584,100
Arko Corporation
264,000 5.125%,  11/15/2029
f
199,987
Ashton Woods USA, LLC
260,000 4.625%,  8/1/2029
f
195,000
BellRing Brands, Inc.
285,000 7.000%,  3/15/2030
f
268,612
Boyd Gaming Corporation
395,000 4.750%,  6/15/2031
f
333,783
Boyne USA, Inc.
305,000 4.750%,  5/15/2029
f
264,112
Brookfield Property REIT, Inc.
222,000 5.750%,  5/15/2026
f,h
202,575
Brookfield Residential Properties,
Inc.
370,000 6.250%,  9/15/2027
f
306,710
Caesars Entertainment, Inc.
608,000 6.250%,  7/1/2025
f
585,948
135,000 8.125%,  7/1/2027
f
130,444
426,000 4.625%,  10/15/2029
f,h
331,215
Carnival Corporation
26,000 10.500%,  2/1/2026
f
25,882
728,000 7.625%,  3/1/2026
f
563,865
605,000 5.750%,  3/1/2027
f
436,979
Cedar Fair, LP
176,000 5.375%,  4/15/2027 166,792
388,000 5.250%,  7/15/2029
h
342,169
Churchill Downs, Inc.
265,000 4.750%,  1/15/2028
f
235,850
Cinemark USA, Inc.
450,000 5.875%,  3/15/2026
f,h
401,256
Clarios Global, LP
205,000 8.500%,  5/15/2027
f
198,127
Cushman & Wakefield US
Borrower, LLC
202,000 6.750%,  5/15/2028
f
187,607
D.R. Horton, Inc.
550,000 2.600%,  10/15/2025 518,230
Daimler Trucks Finance North
America, LLC
839,000 2.000%,  12/14/2026
f
753,864
Dana, Inc.
425,000 5.625%,  6/15/2028
h
365,832
Empire Communities Corporation
430,000 7.000%,  12/15/2025
f
339,700
Expedia Group, Inc.
1,350,000 3.250%,  2/15/2030 1,125,872
Ford Motor Company
236,000 3.250%,  2/12/2032 176,504
Principal
Amount Long-Term Fixed Income (37.3%) Value
Consumer Cyclical (1.0%) - continued
Ford Motor Credit Company, LLC
$ 475,000 4.063%,  11/1/2024 $ 450,629
859,000 2.300%,  2/10/2025 771,296
1,100,000 4.134%,  8/4/2025 1,041,903
690,000 2.700%,  8/10/2026 587,983
Forestar Group, Inc.
275,000 3.850%,  5/15/2026
f
225,989
Gap, Inc.
127,000 3.625%,  10/1/2029
f
89,179
General Motors Company
700,000 6.125%,  10/1/2025 723,617
1,150,000 6.800%,  10/1/2027 1,210,792
1,471,000 5.000%,  4/1/2035 1,310,800
General Motors Financial
Company, Inc.
450,000 1.500%,  6/10/2026 392,590
GLP Capital, LP
1,004,000 5.750%,  6/1/2028 980,707
Goodyear Tire & Rubber Company
270,000 5.000%,  7/15/2029 223,602
200,000 5.250%,  7/15/2031 160,750
Guitar Center Escrow Issuer II, Inc.
127,000 8.500%,  1/15/2026
f
112,077
Hanesbrands, Inc.
367,000 4.875%,  5/15/2026
f,h
339,937
Herc Holdings, Inc.
350,000 5.500%,  7/15/2027
f
319,515
Hilton Domestic Operating
Company, Inc.
725,000 4.875%,  1/15/2030 655,219
Hilton Grand Vacations Borrower
Escrow, LLC
535,000 5.000%,  6/1/2029
f
433,350
Home Depot, Inc.
555,000 5.400%,  9/15/2040 594,559
840,000 4.250%,  4/1/2046 788,425
700,000 3.900%,  6/15/2047 625,770
Hyundai Capital America
1,000,000 1.800%,  1/10/2028
f
844,001
Hyundai Capital Services, Inc.
535,000 2.125%,  4/24/2025
f
505,401
International Game Technology plc
445,000 5.250%,  1/15/2029
f
402,948
Jacobs Entertainment, Inc.
223,000 6.750%,  2/15/2029
f
188,576
KB Home
360,000 4.800%,  11/15/2029 300,232
Kia Corporation
535,000 2.375%,  2/14/2025
f
511,702
Kohl's Corporation
653,000 3.375%,  5/1/2031 566,320
715,000 5.550%,  7/17/2045 602,571
L Brands, Inc.
600,000 6.625%,  10/1/2030
f
518,244
140,000 6.875%,  11/1/2035 113,750
Lennar Corporation
1,225,000 4.750%,  5/30/2025 1,223,222
Lowe's Companies, Inc.
1,350,000 2.625%,  4/1/2031 1,155,467
Macy's Retail Holdings, LLC
390,000 5.875%,  4/1/2029
f
331,988

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.3%) Value
Consumer Cyclical (1.0%) - continued
Magic MergerCo, Inc.
$ 265,000 5.250%,  5/1/2028
f
$ 208,282
Marriott International, Inc.
75,000 5.750%,  5/1/2025 77,806
885,000 4.625%,  6/15/2030 848,436
Mastercard, Inc.
830,000 3.950%,  2/26/2048 767,193
Mattamy Group Corporation
306,000 5.250%,  12/15/2027
f
249,887
McDonald's Corporation
650,000 2.125%,  3/1/2030 555,664
1,115,000 4.450%,  3/1/2047 1,033,270
MDC Holdings, Inc.
1,100,000 2.500%,  1/15/2031 811,935
MGM Resorts International
760,000 6.000%,  3/15/2023 758,237
NCL Corporation, Ltd.
412,000 3.625%,  12/15/2024
f
342,683
166,000 5.875%,  2/15/2027
f
141,930
Nissan Motor Acceptance
Company, LLC
880,000 1.125%,  9/16/2024
f
808,767
Penn National Gaming, Inc.
395,000 4.125%,  7/1/2029
f,h
299,726
PetSmart, Inc./PetSmart Finance
Corporation
520,000 4.750%,  2/15/2028
f
449,925
350,000 7.750%,  2/15/2029
f
315,179
Realogy Group, LLC
500,000 5.750%,  1/15/2029
f
379,160
Rite Aid Corporation
146,000 7.500%,  7/1/2025
f
118,260
Royal Caribbean Cruises, Ltd.
590,000 9.125%,  6/15/2023
f
583,486
455,000 4.250%,  7/1/2026
f
323,214
Scientific Games International, Inc.
490,000 7.250%,  11/15/2029
f
459,527
62,000 6.625%,  3/1/2030
f
52,700
SeaWorld Parks and
Entertainment, Inc.
161,000 5.250%,  8/15/2029
f
136,237
Six Flags Theme Parks, Inc.
270,000 7.000%,  7/1/2025
f
273,329
Staples, Inc.
314,000 7.500%,  4/15/2026
f
260,265
284,000 10.750%,  4/15/2027
f
187,440
Station Casinos, LLC
307,000 4.625%,  12/1/2031
f
239,460
Tenneco, Inc.
490,000 5.000%,  7/15/2026 458,150
Toll Brothers Finance Corporation
900,000 3.800%,  11/1/2029 763,480
Travel + Leisure Company
350,000 6.625%,  7/31/2026
f
331,846
Uber Technologies, Inc.
310,000 6.250%,  1/15/2028
f,h
286,700
Volkswagen Group of America
Finance, LLC
638,000 4.350%,  6/8/2027
f
625,395
Wabash National Corporation
426,000 4.500%,  10/15/2028
f
325,890
Principal
Amount Long-Term Fixed Income (37.3%) Value
Consumer Cyclical (1.0%) - continued
Walmart, Inc.
$ 825,000 3.250%,  7/8/2029 $ 794,743
Wyndham Hotels & Resorts, Inc.
215,000 4.375%,  8/15/2028
f
188,052
Yum! Brands, Inc.
500,000 4.750%,  1/15/2030
f
453,750
ZF North America Capital, Inc.
290,000 4.750%,  4/29/2025
f
267,525
Total 48,325,680
Consumer Non-Cyclical (1.2%)
Abbott Laboratories
1,000,000 4.750%,  11/30/2036 1,059,477
AbbVie, Inc.
575,000 2.950%,  11/21/2026 544,839
1,250,000 4.300%,  5/14/2036 1,174,136
450,000 4.850%,  6/15/2044 429,985
675,000 4.875%,  11/14/2048 646,839
Albertson's Companies, Inc.
566,000 3.500%,  3/15/2029
f
458,072
Altria Group, Inc.
427,000 5.800%,  2/14/2039 388,049
Amgen, Inc.
1,375,000 4.200%,  2/22/2052 1,206,380
Anheuser-Busch Companies, LLC
660,000 4.700%,  2/1/2036 632,298
Anheuser-Busch InBev Worldwide,
Inc.
1,875,000 4.750%,  4/15/2058 1,677,960
1,350,000 4.375%,  4/15/2038 1,238,134
Anthem, Inc.
900,000 3.125%,  5/15/2050 679,378
725,000 4.625%,  5/15/2042 688,454
Aramark Services, Inc.
80,000 6.375%,  5/1/2025
f
78,268
524,000 5.000%,  2/1/2028
f,h
474,854
Archer-Daniels-Midland Company
770,000 2.700%,  9/15/2051 561,835
AstraZeneca plc
900,000 3.000%,  5/28/2051 714,121
Avantor Funding, Inc.
545,000 4.625%,  7/15/2028
f
499,601
Bausch Health Companies, Inc.
153,000 5.500%,  11/1/2025
f
134,378
264,000 9.000%,  12/15/2025
f
195,056
1,045,000 5.000%,  1/30/2028
f
556,462
335,000 4.875%,  6/1/2028
f
262,151
Becton, Dickinson and Company
650,000 3.794%,  5/20/2050 536,323
865,000 3.700%,  6/6/2027 835,899
Bristol-Myers Squibb Company
536,000 3.550%,  3/15/2042 470,874
Bunge, Ltd. Finance Corporation
940,000 2.750%,  5/14/2031 775,857
Cargill, Inc.
486,000 3.125%,  5/25/2051
f
373,798
Centene Corporation
505,000 4.250%,  12/15/2027 471,402
272,000 4.625%,  12/15/2029 253,640
580,000 3.000%,  10/15/2030 480,675

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.3%) Value
Consumer Non-Cyclical (1.2%) - continued
$ 900,000 2.625%,  8/1/2031 $ 715,950
Central Garden & Pet Company
500,000 4.125%,  10/15/2030 410,255
Chobani, LLC/Chobani Finance
Corporation, Inc.
399,000 4.625%,  11/15/2028
f
337,155
Community Health Systems, Inc.
205,000 5.625%,  3/15/2027
f
173,506
96,000 8.000%,  12/15/2027
f
87,179
290,000 6.000%,  1/15/2029
f
240,242
694,000 6.875%,  4/15/2029
f,h
447,630
Conagra Brands, Inc.
935,000 4.300%,  5/1/2024 938,579
Constellation Brands, Inc.
1,120,000 3.600%,  2/15/2028 1,062,566
475,000 2.875%,  5/1/2030 413,204
Coty, Inc.
313,000 5.000%,  4/15/2026
f
286,786
CVS Health Corporation
1,295,000 4.875%,  7/20/2035 1,281,587
Danaher Corporation
516,000 2.800%,  12/10/2051 371,716
DaVita, Inc.
265,000 4.625%,  6/1/2030
f
206,663
Edgewell Personal Care Company
290,000 5.500%,  6/1/2028
f
263,871
Eli Lilly and Company
721,000 2.500%,  9/15/2060 492,440
Embecta Corporation
128,000 6.750%,  2/15/2030
f
115,242
Encompass Health Corporation
615,000 4.500%,  2/1/2028 526,501
Energizer Holdings, Inc.
455,000 4.750%,  6/15/2028
f
361,143
General Mills, Inc.
550,000 2.875%,  4/15/2030 487,193
H. J. Heinz Company
140,000 5.200%,  7/15/2045 129,559
HCA, Inc.
682,000 5.375%,  2/1/2025 678,426
1,861,000 3.500%,  9/1/2030 1,583,171
HFC Prestige Products, Inc.
493,000 4.750%,  1/15/2029
f
423,157
HLF Financing SARL, LLC
726,000 4.875%,  6/1/2029
f
500,940
Humana, Inc.
335,000 2.150%,  2/3/2032 271,261
Imperial Brands Finance plc
1,200,000 3.875%,  7/26/2029
f
1,080,289
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
804,000 4.375%,  2/2/2052
f
568,605
18,000 6.500%,  4/15/2029
f
18,108
533,000 5.500%,  1/15/2030
f
504,378
743,000 3.000%,  5/15/2032
f
570,595
Johnson & Johnson
1,150,000 4.375%,  12/5/2033 1,189,143
Kimberly-Clark Corporation
710,000 3.900%,  5/4/2047 632,825
Principal
Amount Long-Term Fixed Income (37.3%) Value
Consumer Non-Cyclical (1.2%) - continued
Kraft Heinz Foods Company
$ 900,000 3.875%,  5/15/2027 $ 870,346
900,000 4.375%,  6/1/2046 750,065
Mattel, Inc.
475,000 3.375%,  4/1/2026
f
435,777
670,000 5.450%,  11/1/2041 588,094
Medtronic, Inc.
804,000 4.375%,  3/15/2035 801,709
Molina Healthcare, Inc.
560,000 4.375%,  6/15/2028
f
500,232
Mozart Debt Merger Sub, Inc.
391,000 3.875%,  4/1/2029
f
333,019
362,000 5.250%,  10/1/2029
f,h
297,311
Newell Brands, Inc.
774,000 4.450%,  4/1/2026 737,245
Organon & Company
384,000 4.125%,  4/30/2028
f
339,840
Owens & Minor, Inc.
276,000 6.625%,  4/1/2030
f
252,118
Par Pharmaceutical, Inc.
435,000 7.500%,  4/1/2027
f
330,600
Performance Food Group, Inc.
243,000 4.250%,  8/1/2029
f
202,905
Perrigo Finance Unlimited
Company
624,000 4.375%,  3/15/2026 589,777
Pilgrim's Pride Corporation
71,000 5.875%,  9/30/2027
f
67,983
384,000 3.500%,  3/1/2032
f
300,000
Post Holdings, Inc.
356,000 5.750%,  3/1/2027
f
344,875
158,000 5.625%,  1/15/2028
f
149,974
150,000 5.500%,  12/15/2029
f
134,097
322,000 4.500%,  9/15/2031
f
263,348
Prime Security Services Borrower,
LLC/Prime Finance Inc.
1,010,000 5.750%,  4/15/2026
f
941,825
Reynolds American, Inc.
952,000 5.700%,  8/15/2035 902,925
Roche Holdings, Inc.
768,000 4.000%,  11/28/2044
f
709,308
Scotts Miracle-Gro Company
249,000 4.500%,  10/15/2029 204,237
SEG Holding, LLC
560,000 5.625%,  10/15/2028
f
501,816
Simmons Foods, Inc.
660,000 4.625%,  3/1/2029
f
557,964
Spectrum Brands, Inc.
250,000 5.000%,  10/1/2029
f
216,185
210,000 5.500%,  7/15/2030
f
188,991
Syneos Health, Inc.
450,000 3.625%,  1/15/2029
f,h
381,073
Sysco Corporation
1,200,000 6.600%,  4/1/2040 1,362,478
Teleflex, Inc.
630,000 4.250%,  6/1/2028
f
569,227
Tenet Healthcare Corporation
144,000 4.625%,  7/15/2024 138,201
274,000 6.250%,  2/1/2027
f
252,194
1,120,000 5.125%,  11/1/2027
f
1,008,000

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.3%) Value
Consumer Non-Cyclical (1.2%) - continued
$ 205,000 6.125%,  10/1/2028
f
$ 175,435
Teva Pharmaceutical Finance
Netherlands III BV
574,000 3.150%,  10/1/2026 470,680
Thermo Fisher Scientific, Inc.
560,000 2.000%,  10/15/2031 469,497
TreeHouse Foods, Inc.
438,000 4.000%,  9/1/2028 356,856
United Natural Foods, Inc.
278,000 6.750%,  10/15/2028
f
259,803
UnitedHealth Group, Inc.
806,000 4.750%,  5/15/2052 805,588
269,000 4.950%,  5/15/2062 272,733
970,000 4.625%,  7/15/2035 984,370
Valeant Pharmaceuticals
International, Inc.
230,000 8.500%,  1/31/2027
f
161,288
Zoetis, Inc.
670,000 4.700%,  2/1/2043 641,227
Total 56,690,276
Energy (0.9%)
Antero Resources Corporation
470,000 5.375%,  3/1/2030
f
428,555
Archrock Partners, LP/Archrock
Partners Finance Corporation
480,000 6.250%,  4/1/2028
f
424,944
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
220,000 6.625%,  7/15/2026
f
198,014
BP Capital Markets America, Inc.
1,345,000 2.939%,  6/4/2051 961,674
500,000 3.543%,  4/6/2027 485,458
Buckeye Partners, LP
480,000 3.950%,  12/1/2026 419,869
Callon Petroleum Company
317,000 8.250%,  7/15/2025 308,982
177,000 7.500%,  6/15/2030
f
162,865
Canadian Natural Resources, Ltd.
340,000 2.050%,  7/15/2025 318,098
430,000 2.950%,  7/15/2030 377,274
Cenovus Energy, Inc.
180,000 5.375%,  7/15/2025 185,266
806,000 4.250%,  4/15/2027 789,996
Cheniere Corpus Christi Holdings,
LLC
330,000 2.742%,  12/31/2039 260,427
Cheniere Energy Partners, LP
159,000 3.250%,  1/31/2032
f
125,212
Cheniere Energy, Inc.
427,000 4.625%,  10/15/2028 384,543
Chesapeake Energy Corporation
585,000 6.750%,  4/15/2029
f
565,713
CNX Resources Corporation
265,000 6.000%,  1/15/2029
f
247,563
Comstock Resources, Inc.
330,000 5.875%,  1/15/2030
f
283,800
Continental Resources, Inc.
371,000 2.268%,  11/15/2026
f
328,979
897,000 5.750%,  1/15/2031
f
867,345
Principal
Amount Long-Term Fixed Income (37.3%) Value
Energy (0.9%) - continued
CrownRock Finance, Inc.
$ 384,000 5.625%,  10/15/2025
f
$ 360,960
Devon Energy Corporation
1,644,000 4.500%,  1/15/2030 1,552,923
DT Midstream, Inc.
405,000 4.125%,  6/15/2029
f
343,237
135,000 4.375%,  6/15/2031
f
113,063
Enbridge, Inc.
1,250,000 2.500%,  2/14/2025 1,199,894
Endeavor Energy Resources, LP
310,000 5.750%,  1/30/2028
f
295,322
Energy Transfer, LP
700,000 4.000%,  10/1/2027 662,510
765,000 4.900%,  3/15/2035 686,110
600,000 5.150%,  2/1/2043 511,035
1,090,000 6.000%,  6/15/2048 1,023,955
EnLink Midstream Partners, LP
440,000 4.850%,  7/15/2026 405,900
Enterprise Products Operating,
LLC
1,100,000 3.300%,  2/15/2053 800,127
EQT Corporation
806,000 6.625%,  2/1/2025 829,156
805,000 3.900%,  10/1/2027 749,125
Equinor ASA
625,000 3.000%,  4/6/2027 601,415
Exxon Mobil Corporation
1,200,000 3.452%,  4/15/2051 980,362
Ferrellgas, LP
276,000 5.375%,  4/1/2026
f
239,619
Halliburton Company
900,000 4.850%,  11/15/2035 865,395
537,000 5.000%,  11/15/2045 492,432
Harvest Midstream, LP
638,000 7.500%,  9/1/2028
f
599,229
Hess Midstream Operations, LP
350,000 5.625%,  2/15/2026
f
333,375
192,000 5.500%,  10/15/2030
f
172,320
Hilcorp Energy I, LP/Hilcorp
Finance Company
430,000 5.750%,  2/1/2029
f
377,600
318,000 6.250%,  4/15/2032
f
279,264
Holly Energy Partners, LP/Holly
Energy Finance Corporation
200,000 6.375%,  4/15/2027
f
188,252
ITT Holdings, LLC
380,000 6.500%,  8/1/2029
f
304,000
Laredo Petroleum, Inc.
655,000 7.750%,  7/31/2029
f,h
590,928
Magellan Midstream Partners, LP
750,000 5.000%,  3/1/2026 766,751
Marathon Petroleum Corporation
336,000 6.500%,  3/1/2041 366,742
MEG Energy Corporation
355,000 7.125%,  2/1/2027
f
357,513
MPLX, LP
600,000 4.875%,  12/1/2024 604,092
1,310,000 4.875%,  6/1/2025 1,316,230
Murphy Oil Corporation
240,000 5.875%,  12/1/2027 223,980

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.3%) Value
Energy (0.9%) - continued
Nabors Industries, Ltd.
$ 505,000 7.250%,  1/15/2026
f
$ 447,859
National Fuel Gas Company
975,000 5.500%,  1/15/2026 978,571
NuStar Logistics, LP
500,000 5.750%,  10/1/2025 467,500
Oasis Petroleum, Inc.
335,000 6.375%,  6/1/2026
f
309,875
Occidental Petroleum Corporation
130,000 8.500%,  7/15/2027 143,055
280,000 6.450%,  9/15/2036 287,000
ONEOK, Inc.
860,000 2.200%,  9/15/2025 800,408
Ovintiv Exploration, Inc.
560,000 5.375%,  1/1/2026 566,197
PBF Holding Company, LLC
210,000 9.250%,  5/15/2025
f
219,713
Precision Drilling Corporation
335,000 6.875%,  1/15/2029
f
299,825
Range Resources Corporation
476,000 4.750%,  2/15/2030
f,h
426,891
Sabine Pass Liquefaction, LLC
1,800,000 4.500%,  5/15/2030 1,724,972
Schlumberger Holdings
Corporation
880,000 4.000%,  12/21/2025
f
874,609
SM Energy Company
304,000 6.625%,  1/15/2027 284,240
200,000 6.500%,  7/15/2028
h
183,941
Southwestern Energy Company
265,000 5.375%,  2/1/2029 245,814
295,000 5.375%,  3/15/2030 271,400
191,000 4.750%,  2/1/2032 163,214
Sunoco, LP
385,000 5.875%,  3/15/2028 351,027
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
640,000 5.500%,  1/15/2028
f
544,109
Targa Resources Corporation
939,000 4.200%,  2/1/2033 850,589
Teine Energy, Ltd.
280,000 6.875%,  4/15/2029
f
260,400
Transocean Proteus, Ltd.
123,750 6.250%,  12/1/2024
f
115,397
Transocean, Inc.
265,000 11.500%,  1/30/2027
f
248,737
USA Compression Partners, LP
371,000 6.875%,  4/1/2026 337,499
Venture Global Calcasieu Pass,
LLC
389,000 3.875%,  8/15/2029
f
340,268
235,000 4.125%,  8/15/2031
f
200,812
W&T Offshore, Inc.
166,000 9.750%,  11/1/2023
f
158,115
Weatherford International, Ltd.
423,000 8.625%,  4/30/2030
f
351,000
Western Midstream Operating, LP
440,000 3.950%,  6/1/2025 415,250
230,000 5.500%,  8/15/2048 187,450
Principal
Amount Long-Term Fixed Income (37.3%) Value
Energy (0.9%) - continued
Williams Companies, Inc.
$ 900,000 7.500%,  1/15/2031 $ 1,033,832
Total 41,406,962
Financials (3.0%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,210,000 3.500%,  1/15/2025 1,155,594
950,000 3.875%,  1/23/2028 857,457
475,000 3.400%,  10/29/2033 375,064
Air Lease Corporation
1,350,000 3.000%,  2/1/2030 1,101,687
400,000 2.875%,  1/15/2032 312,226
Aircastle, Ltd.
565,000 5.250%,  8/11/2025
f
545,502
525,000 2.850%,  1/26/2028
f
433,999
Alliant Holdings Intermediate, LLC
211,000 6.750%,  10/15/2027
f
187,237
Ally Financial, Inc.
1,270,000 5.750%,  11/20/2025 1,251,185
900,000 8.000%,  11/1/2031 1,000,498
Altice Financing SA
190,000 5.750%,  8/15/2029
f
152,475
American Express Company
950,000 3.375%,  5/3/2024 943,163
1,050,000 2.250%,  3/4/2025 1,008,698
American Finance Trust, Inc.
487,000 4.500%,  9/30/2028
f
382,295
American Homes 4 Rent, LP
880,000 2.375%,  7/15/2031 701,701
American International Group, Inc.
1,347,000 3.900%,  4/1/2026 1,319,771
AmWINS Group, Inc.
255,000 4.875%,  6/30/2029
f
208,825
Ares Capital Corporation
799,000 3.250%,  7/15/2025 738,647
975,000 3.875%,  1/15/2026 895,381
450,000 2.150%,  7/15/2026 377,150
Associated Banc-Corporation
650,000 4.250%,  1/15/2025 647,988
Australia and New Zealand
Banking Group, Ltd.
500,000 2.950%,  7/22/2030
b,f
471,245
Aviation Capital Group, LLC
880,000 5.500%,  12/15/2024
f
872,265
Avolon Holdings Funding, Ltd.
700,000 5.250%,  5/15/2024
f
687,727
250,000 4.250%,  4/15/2026
f
231,512
Banco Santander Mexico SA
675,000 5.375%,  4/17/2025
f
677,221
Banco Santander SA
1,000,000 4.175%,  3/24/2028
b
954,180
Bank of America Corporation
500,000 1.734%,  7/22/2027
b
444,448
1,210,000 3.824%,  1/20/2028
b
1,160,246
450,000 2.087%,  6/14/2029
b
385,372
1,200,000 2.496%,  2/13/2031
b
1,014,148
700,000 2.592%,  4/29/2031
b
593,700
1,250,000 1.922%,  10/24/2031
b
998,486
804,000 2.972%,  2/4/2033
b
684,946
1,609,000 4.571%,  4/27/2033
b
1,565,897

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.3%) Value
Financials (3.0%) - continued
$ 1,075,000 3.846%,  3/8/2037
b
$ 929,175
1,200,000 4.244%,  4/24/2038
b
1,099,339
Bank of Montreal
799,000 1.500%,  1/10/2025 754,033
Barclays plc
1,185,000 4.972%,  5/16/2029
b
1,164,613
Blackstone Private Credit Fund
799,000 2.700%,  1/15/2025
f
729,058
BNP Paribas SA
1,340,000 3.132%,  1/20/2033
b,f
1,121,804
BPCE SA
860,000 3.500%,  10/23/2027
f
795,906
Camden Property Trust
1,500,000 3.150%,  7/1/2029 1,370,522
Canpack SA/Canpack US LLC
540,000 3.125%,  11/1/2025
f
469,486
Capital One Financial Corporation
1,000,000 4.200%,  10/29/2025 986,644
805,000 2.636%,  3/3/2026
b
760,057
Cascades USA, Inc.
290,000 5.125%,  1/15/2026
f
264,813
Charles Schwab Corporation
1,340,000 2.450%,  3/3/2027 1,249,701
Chubb INA Holdings, Inc.
737,000 4.350%,  11/3/2045 695,166
Citigroup, Inc.
721,000 0.981%,  5/1/2025
b
675,454
1,240,000 4.400%,  6/10/2025 1,238,148
528,000 1.281%,  11/3/2025
b
490,237
620,000 3.200%,  10/21/2026 589,958
1,404,000 3.668%,  7/24/2028
b
1,325,457
415,000 4.125%,  7/25/2028 398,074
700,000 3.520%,  10/27/2028
b
654,032
1,141,000 4.910%,  5/24/2033
b
1,125,854
Commerzbank AG
1,100,000 8.125%,  9/19/2023
f
1,124,019
Corebridge Financial, Inc.
1,073,000 4.400%,  4/5/2052
f
894,520
402,000 4.350%,  4/5/2042
f
342,818
Credit Acceptance Corporation
450,000 5.125%,  12/31/2024
*
423,899
Credit Agricole SA
550,000 6.875%,  9/23/2024
b,f,k
530,330
Credit Suisse Group AG
775,000 7.250%,  9/12/2025
b,f,k
673,358
1,375,000 2.193%,  6/5/2026
b,f
1,246,225
Danske Bank AS
950,000 3.773%,  3/28/2025
b,f
934,338
400,000 0.976%,  9/10/2025
b,f
368,345
900,000 3.244%,  12/20/2025
b,f
857,667
Deutsche Bank AG
580,000 2.311%,  11/16/2027
b
500,530
950,000 3.729%,  1/14/2032
b
714,199
Discover Bank
1,410,000 4.682%,  8/9/2028
b
1,370,732
Drawbridge Special Opportunities
Fund, LP
600,000 3.875%,  2/15/2026
f
550,096
Duke Realty, LP
700,000 2.875%,  11/15/2029 629,024
Principal
Amount Long-Term Fixed Income (37.3%) Value
Financials (3.0%) - continued
EPR Properties
$ 355,000 4.950%,  4/15/2028 $ 326,454
541,000 3.600%,  11/15/2031 427,647
ERP Operating, LP
267,000 3.375%,  6/1/2025 261,717
Fidelity National Financial, Inc.
980,000 5.500%,  9/1/2022 983,663
First Horizon Bank
225,000 5.750%,  5/1/2030 230,953
First Horizon National Corporation
900,000 4.000%,  5/26/2025 884,995
First-Citizens Bank & Trust
Company
660,000 6.125%,  3/9/2028 687,697
Fortress Transportation and
Infrastructure Investors, LLC
365,000 6.500%,  10/1/2025
f
344,381
139,000 9.750%,  8/1/2027
f
135,859
190,000 5.500%,  5/1/2028
f
156,829
FS KKR Capital Corporation
215,000 1.650%,  10/12/2024 191,266
955,000 4.250%,  2/14/2025
f
900,338
1,137,000 3.400%,  1/15/2026 1,009,146
GE Capital International Funding
Company
1,759,000 4.418%,  11/15/2035 1,642,898
Genworth Mortgage Holdings, Inc.
209,000 6.500%,  8/15/2025
f
197,112
Global Net Lease, Inc.
575,000 3.750%,  12/15/2027
f
480,522
Goldman Sachs Group, Inc.
1,000,000 3.625%,  2/20/2024 996,766
1,681,000 0.925%,  10/21/2024
b
1,607,466
684,000 1.948%,  10/21/2027
b
605,376
230,000 1.992%,  1/27/2032
b
181,686
2,413,000 3.102%,  2/24/2033
b
2,060,886
460,000 4.750%,  10/21/2045 427,565
HCP, Inc.
173,000 3.400%,  2/1/2025 170,169
HSBC Holdings plc
1,502,000 1.162%,  11/22/2024
b
1,433,950
1,525,000 3.803%,  3/11/2025
b
1,503,647
1,000,000 2.999%,  3/10/2026
b
951,840
1,040,000 3.900%,  5/25/2026 1,016,443
HUB International, Ltd.
150,000 7.000%,  5/1/2026
f
141,060
260,000 5.625%,  12/1/2029
f
214,774
Icahn Enterprises, LP
455,000 4.750%,  9/15/2024 424,655
390,000 6.375%,  12/15/2025 368,671
465,000 5.250%,  5/15/2027 411,916
Intercontinental Exchange, Inc.
650,000 4.950%,  6/15/2052 641,451
537,000 4.350%,  6/15/2029 530,625
Invitation Homes Operating
Partnership, LP
670,000 2.000%,  8/15/2031 515,405
iStar, Inc.
505,000 4.250%,  8/1/2025 466,398
J.P. Morgan Chase & Company
470,000 3.125%,  1/23/2025 463,109

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.3%) Value
Financials (3.0%) - continued
$ 450,000 0.824%,  6/1/2025
b
$ 420,526
774,000 1.561%,  12/10/2025
b
723,092
725,000 1.040%,  2/4/2027
b
641,207
714,000 1.578%,  4/22/2027
b
635,400
1,075,000 2.947%,  2/24/2028
b
995,978
1,350,000 4.203%,  7/23/2029
b
1,302,054
700,000 2.522%,  4/22/2031
b
596,203
975,000 1.953%,  2/4/2032
b
779,292
1,073,000 4.586%,  4/26/2033
b
1,053,945
1,125,000 3.882%,  7/24/2038
b
991,562
Jefferies Finance, LLC
238,000 5.000%,  8/15/2028
f
195,755
KeyCorp
425,000 3.878%,  5/23/2025
b
421,854
Kimco Realty Corporation
1,072,000 3.300%,  2/1/2025 1,048,772
Lloyds Banking Group plc
1,500,000 3.870%,  7/9/2025
b
1,481,327
LPL Holdings, Inc.
340,000 4.000%,  3/15/2029
f
290,890
Macquarie Group, Ltd.
961,000 1.201%,  10/14/2025
b,f
891,006
Massachusetts Mutual Life
Insurance Company
1,000,000 3.200%,  12/1/2061
*
683,514
Mitsubishi UFJ Financial Group,
Inc.
730,000 0.962%,  10/11/2025
b
676,190
1,420,000 3.287%,  7/25/2027 1,346,610
1,350,000 2.048%,  7/17/2030 1,100,835
Morgan Stanley
825,000 2.630%,  2/18/2026
b
787,083
475,000 2.188%,  4/28/2026
b
444,673
1,350,000 4.350%,  9/8/2026 1,336,048
1,704,000 3.591%,  7/22/2028
b
1,613,136
1,250,000 3.622%,  4/1/2031
b
1,148,181
939,000 5.297%,  4/20/2037
b
909,327
700,000 2.802%,  1/25/2052
b
485,986
MPT Operating Partnership, LP
385,000 4.625%,  8/1/2029 337,837
Nasdaq, Inc.
575,000 3.250%,  4/28/2050 418,301
Nationstar Mortgage Holdings,
Inc.
277,000 6.000%,  1/15/2027
f
240,281
NatWest Group plc
850,000 4.445%,  5/8/2030
b
800,328
Navient Corporation
270,000 5.500%,  1/25/2023 267,640
23,000 6.750%,  6/25/2025 20,752
130,000 5.000%,  3/15/2027 106,929
Northern Trust Corporation
1,141,000 4.000%,  5/10/2027 1,147,867
Omega Healthcare Investors, Inc.
774,000 3.625%,  10/1/2029 656,858
725,000 3.375%,  2/1/2031 588,667
OneMain Finance Corporation
470,000 6.875%,  3/15/2025 445,447
325,000 7.125%,  3/15/2026 300,375
200,000 3.500%,  1/15/2027 160,000
410,000 6.625%,  1/15/2028 366,442
Principal
Amount Long-Term Fixed Income (37.3%) Value
Financials (3.0%) - continued
Owl Rock Capital Corporation
$ 225,000 4.250%,  1/15/2026 $ 206,967
500,000 3.400%,  7/15/2026 439,151
Owl Rock Core Income
Corporation
670,000 4.700%,  2/8/2027
f
611,159
Owl Rock Technology Finance
Corporation
225,000 4.750%,  12/15/2025
f
211,497
Park Aerospace Holdings, Ltd.
700,000 4.500%,  3/15/2023
f
697,436
Park Intermediate Holdings, LLC
145,000 4.875%,  5/15/2029
f
124,506
PennyMac Financial Services, Inc.
208,000 4.250%,  2/15/2029
f
152,880
Playtika Holding Corporation
348,000 4.250%,  3/15/2029
f
287,100
PNC Financial Services Group,
Inc.
1,074,000 4.626%,  6/6/2033
b
1,037,235
PRA Group, Inc.
205,000 7.375%,  9/1/2025
f
199,362
Principal Life Global Funding II
720,000 1.250%,  8/16/2026
f
637,053
Prudential Financial, Inc.
1,020,000 5.125%,  3/1/2052
b
941,613
625,000 3.700%,  3/13/2051 521,801
Radian Group, Inc.
270,000 4.875%,  3/15/2027 241,815
Realty Income Corporation
995,000 4.125%,  10/15/2026 989,978
1,000,000 2.850%,  12/15/2032 859,539
Regency Centers, LP
1,180,000 4.125%,  3/15/2028 1,133,475
Reinsurance Group of America,
Inc.
965,000 4.700%,  9/15/2023 973,324
Rocket Mortgage Co-Issuer, Inc.
340,000 3.625%,  3/1/2029
f
267,349
Santander UK Group Holdings plc
900,000 1.673%,  6/14/2027
b
785,581
Service Properties Trust
159,000 4.650%,  3/15/2024 136,633
302,000 7.500%,  9/15/2025 276,707
290,000 5.500%,  12/15/2027 234,900
Simon Property Group, LP
1,100,000 3.800%,  7/15/2050 880,533
SLM Corporation
110,000 4.200%,  10/29/2025 99,655
Societe Generale SA
840,000 4.750%,  11/24/2025
f
826,725
Spirit Realty, LP
1,100,000 2.100%,  3/15/2028 922,114
Standard Chartered plc
1,609,000 1.822%,  11/23/2025
b,f
1,489,977
State Street Corporation
425,000 4.421%,  5/13/2033
b
418,886
Sumitomo Mitsui Financial Group,
Inc.
840,000 3.010%,  10/19/2026 792,342
700,000 1.710%,  1/12/2031 549,706

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.3%) Value
Financials (3.0%) - continued
Sumitomo Mitsui Trust Bank, Ltd.
$ 880,000 0.800%,  9/16/2024
f
$ 819,266
Synchrony Financial
330,000 4.250%,  8/15/2024 327,951
825,000 3.950%,  12/1/2027 752,066
UBS Group AG
825,000 4.488%,  5/12/2026
b,f
821,848
UBS Group Funding Jersey, Ltd.
768,000 4.125%,  9/24/2025
f
761,885
UDR, Inc.
675,000 2.100%,  8/1/2032 524,923
United Wholesale Mortgage, LLC
218,000 5.500%,  4/15/2029
f
166,912
VICI Properties, LP/VICI Note
Company, Inc.
1,489,000 4.625%,  6/15/2025
f
1,416,411
500,000 5.750%,  2/1/2027
f
474,450
342,000 3.750%,  2/15/2027
f
300,814
Wells Fargo & Company
1,040,000 3.000%,  2/19/2025 1,016,305
500,000 3.000%,  4/22/2026 475,783
1,140,000 3.000%,  10/23/2026 1,075,644
805,000 3.526%,  3/24/2028
b
762,454
1,200,000 2.393%,  6/2/2028
b
1,074,635
930,000 4.900%,  11/17/2045 861,969
Welltower, Inc.
675,000 2.050%,  1/15/2029 568,109
Willis North America, Inc.
1,074,000 4.650%,  6/15/2027 1,056,432
XHR, LP
153,000 4.875%,  6/1/2029
f
131,252
Total 139,575,180
Mortgage-Backed Securities (10.1%)
Federal Home Loan Mortgage
Corporation Gold 30-Yr. Pass
Through
24,090,985 2.500%,  5/1/2051
e
21,713,438
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
23,025,000 2.000%,  7/1/2037
e
21,490,600
29,100,000 2.500%,  7/1/2037
e
27,787,563
7,175,000 3.000%,  7/1/2037
e
7,010,021
2,500,000 4.000%,  7/1/2037
e
2,521,715
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
12,154,927 2.500%,  2/1/2051 10,969,055
34,831,952 2.000%,  3/1/2051 30,381,330
19,896,131 3.000%,  3/1/2052 18,586,272
22,960,532 2.000%,  4/1/2051 19,992,111
20,500,000 2.500%,  4/1/2051
e
18,496,560
11,640,888 3.000%,  4/1/2051
e
10,869,249
12,382,191 3.000%,  5/1/2050
e
11,610,233
18,268,349 2.500%,  7/1/2051 16,464,429
41,950,000 2.000%,  7/1/2052
e
36,398,180
18,035,000 2.500%,  7/1/2052
e
16,216,001
32,862,481 2.000%,  8/1/2051
e
28,609,574
24,378,937 2.500%,  12/1/2051 22,018,105
13,500,000 5.000%,  7/1/2041
e
13,778,438
1,600,000 4.500%,  7/1/2048
e
1,606,063
Principal
Amount Long-Term Fixed Income (37.3%) Value
Mortgage-Backed Securities (10.1%) -
continued
$ 44,800,000 3.000%,  7/1/2049
e
$ 41,716,500
59,300,000 3.500%,  7/1/2049
e
57,025,289
28,500,000 4.000%,  7/1/2049
e
28,103,115
Total 463,363,841
Technology (0.7%)
Advanced Micro Devices, Inc.
537,000 4.393%,  6/1/2052 522,590
Analog Devices, Inc.
1,000,000 2.950%,  10/1/2051 762,983
Apple, Inc.
938,000 2.650%,  2/8/2051 691,321
1,975,000 3.750%,  9/12/2047 1,781,198
Black Knight InfoServ, LLC
478,000 3.625%,  9/1/2028
f
415,296
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
403,000 3.875%,  1/15/2027 387,765
Broadcom, Inc.
448,000 3.469%,  4/15/2034
f
364,613
1,072,000 3.137%,  11/15/2035
f
814,058
1,100,000 3.187%,  11/15/2036
f
836,193
460,000 4.926%,  5/15/2037
f
412,410
CommScope Technologies
Finance, LLC
380,000 6.000%,  6/15/2025
f
328,700
Dell International, LLC
2,172,000 6.020%,  6/15/2026 2,254,442
Fiserv, Inc.
1,325,000 2.250%,  6/1/2027 1,185,055
960,000 2.650%,  6/1/2030 813,109
Gartner, Inc.
200,000 3.625%,  6/15/2029
f
173,274
480,000 3.750%,  10/1/2030
f
408,600
Iron Mountain, Inc.
250,000 5.000%,  7/15/2028
f
221,422
540,000 4.875%,  9/15/2029
f
458,962
300,000 5.250%,  7/15/2030
f
260,818
440,000 4.500%,  2/15/2031
f
359,544
KLA Corporation
804,000 3.300%,  3/1/2050 636,765
Lam Research Corporation
1,200,000 2.875%,  6/15/2050 880,122
Microchip Technology, Inc.
450,000 0.983%,  9/1/2024 419,644
Microsoft Corporation
620,000 3.041%,  3/17/2062 480,578
950,000 3.700%,  8/8/2046 884,204
Minerva Merger Sub, Inc.
390,000 6.500%,  2/15/2030
f
324,320
MSCI, Inc.
375,000 4.000%,  11/15/2029
f
332,374
NCR Corporation
820,000 6.125%,  9/1/2029
f
709,184
Nielsen Finance, LLC
270,000 4.500%,  7/15/2029
f
243,914
NXP BV/NXP Funding, LLC
475,000 5.550%,  12/1/2028 481,704

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.3%) Value
Technology (0.7%) - continued
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
$ 476,000 4.300%,  6/18/2029 $ 454,116
475,000 3.250%,  5/11/2041 357,543
Open Text Corporation
545,000 4.125%,  2/15/2030
f
471,452
Oracle Corporation
1,400,000 3.850%,  7/15/2036 1,124,938
1,100,000 4.000%,  7/15/2046 813,260
PTC, Inc.
220,000 3.625%,  2/15/2025
f
208,072
210,000 4.000%,  2/15/2028
f
189,770
Qorvo, Inc.
790,000 3.375%,  4/1/2031
f
621,209
Rackspace Technology Global,
Inc.
430,000 5.375%,  12/1/2028
f
280,992
Seagate HDD Cayman
656,000 3.125%,  7/15/2029 514,770
540,000 3.375%,  7/15/2031 419,672
Sensata Technologies, Inc.
640,000 3.750%,  2/15/2031
f
512,934
Shift4 Payments, LLC
150,000 4.625%,  11/1/2026
f
132,749
SS&C Technologies, Inc.
880,000 5.500%,  9/30/2027
f
820,653
Switch, Ltd.
440,000 3.750%,  9/15/2028
f
435,226
Texas Instruments, Inc.
855,000 4.150%,  5/15/2048 820,092
Viavi Solutions, Inc.
319,000 3.750%,  10/1/2029
f
267,168
Visa, Inc.
1,073,000 2.000%,  8/15/2050 711,656
1,150,000 2.700%,  4/15/2040 924,616
VMware, Inc.
550,000 4.650%,  5/15/2027 547,158
875,000 2.200%,  8/15/2031 688,998
Total 30,162,206
Transportation (0.3%)
Air Canada Pass Through Trust
157,744 3.875%,  3/15/2023
f
154,846
American Airlines, Inc.
556,000 11.750%,  7/15/2025
f
575,404
944,000 5.500%,  4/20/2026
f
867,333
Avis Budget Car Rental, LLC
360,000 5.375%,  3/1/2029
f,h
299,453
Burlington Northern Santa Fe, LLC
631,000 2.875%,  6/15/2052 471,161
850,000 5.750%,  5/1/2040 932,474
900,000 4.450%,  3/15/2043 855,168
Canadian Pacific Railway
Company
743,000 3.100%,  12/2/2051 547,273
495,000 3.000%,  12/2/2041 387,189
CSX Corporation
720,000 3.800%,  4/15/2050 607,182
Delta Air Lines, Inc.
389,000 7.000%,  5/1/2025
f
393,741
Principal
Amount Long-Term Fixed Income (37.3%) Value
Transportation (0.3%) - continued
$ 70,000 7.375%,  1/15/2026 $ 69,892
1,451,000 4.750%,  10/20/2028
f
1,370,583
Hawaiian Brand Intellectual
Property, Ltd.
79,000 5.750%,  1/20/2026
f
70,800
Hertz Corporation
260,000 4.625%,  12/1/2026
f
217,381
313,000 5.000%,  12/1/2029
f
241,010
Kansas City Southern
537,000 4.700%,  5/1/2048 506,133
Mileage Plus Holdings, LLC
1,341,000 6.500%,  6/20/2027
f
1,317,935
Ryder System, Inc.
537,000 2.850%,  3/1/2027 500,602
Southwest Airlines Company
952,000 2.625%,  2/10/2030 804,124
Union Pacific Corporation
1,074,000 2.973%,  9/16/2062 743,356
United Airlines, Inc.
307,000 4.375%,  4/15/2026
f
270,519
256,000 4.625%,  4/15/2029
f
217,157
VistaJet Malta Finance plc
341,000 6.375%,  2/1/2030
f
272,800
Total 12,693,516
U.S. Government & Agencies (13.1%)
U.S. Treasury Bonds
20,680,000 1.625%,  11/15/2050 14,544,664
16,975,000 2.250%,  11/15/2027 16,274,118
31,750,000 2.875%,  5/15/2028 31,379,170
14,120,000 5.250%,  11/15/2028 15,884,448
38,050,000 1.625%,  8/15/2029 34,643,336
11,850,000 1.500%,  2/15/2030 10,643,707
6,250,000 0.875%,  11/15/2030 5,277,100
850,000 1.375%,  11/15/2031 737,242
1,075,000 4.375%,  5/15/2040 1,238,853
41,740,000 1.375%,  11/15/2040 30,060,952
600,000 3.000%,  5/15/2042 562,453
27,658,000 2.500%,  5/15/2046 23,442,316
35,275,000 2.875%,  5/15/2049 32,889,804
U.S. Treasury Notes
10,000,000 2.000%,  11/30/2022 9,984,375
6,540,000 2.500%,  3/31/2023 6,525,183
5,990,000 0.125%,  4/30/2023 5,855,225
91,010,000 0.125%,  7/31/2023 88,279,700
21,730,000 0.125%,  8/31/2023 21,022,926
23,100,000 0.125%,  10/15/2023 22,269,844
60,650,000 0.750%,  12/31/2023 58,674,137
65,780,000 2.500%,  1/31/2024 65,286,650
12,780,000 2.125%,  7/31/2024 12,556,350
15,100,000 2.250%,  11/15/2024 14,844,008
8,000,000 2.125%,  11/30/2024 7,834,687
3,700,000 1.375%,  1/31/2025 3,548,676
6,000,000 0.250%,  8/31/2025 5,493,750
33,790,000 2.625%,  1/31/2026 33,300,309
3,050,000 0.500%,  2/28/2026 2,779,908
22,580,000 2.500%,  2/28/2026 22,146,041
2,350,000 0.500%,  4/30/2027 2,079,934
4,300,000 0.750%,  1/31/2028 3,787,023
Total 603,846,889

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.3%) Value
Utilities (0.7%)
AES Corporation
$ 1,069,000 3.950%,  7/15/2030
f
$ 963,917
Ameren Illinois Company
720,000 4.500%,  3/15/2049 693,147
American Electric Power
Company, Inc.
452,000 2.031%,  3/15/2024 437,259
Appalachian Power Company
560,000 3.300%,  6/1/2027 536,846
Berkshire Hathaway Energy
Company
1,073,000 4.600%,  5/1/2053
f
1,028,578
900,000 4.500%,  2/1/2045 833,268
Calpine Corporation
311,000 4.500%,  2/15/2028
f
282,350
CenterPoint Energy Resources
Corporation
750,000 1.750%,  10/1/2030 609,140
CenterPoint Energy, Inc.
500,000 2.500%,  9/1/2024 483,294
225,000 4.250%,  11/1/2028 219,236
Commonwealth Edison Company
800,000 3.700%,  3/1/2045 671,127
Consolidated Edison Company of
New York, Inc.
384,000 4.500%,  12/1/2045 349,485
900,000 4.125%,  5/15/2049 792,538
Consumers Energy Company
1,025,000 4.350%,  4/15/2049 969,546
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
306,000 5.500%,  6/15/2031
f
260,571
DTE Electric Company
760,000 3.700%,  3/15/2045 648,462
640,000 3.700%,  6/1/2046 554,669
Duke Energy Carolinas, LLC
960,000 3.700%,  12/1/2047 812,598
Duke Energy Florida, LLC
775,000 3.200%,  1/15/2027 756,107
Duke Energy Indiana, LLC
1,085,000 3.750%,  5/15/2046 918,767
Edison International
950,000 5.750%,  6/15/2027 964,130
Exelon Corporation
575,000 4.700%,  4/15/2050 538,775
642,000 4.450%,  4/15/2046 580,052
ITC Holdings Corporation
284,000 4.050%,  7/1/2023 285,451
560,000 5.300%,  7/1/2043 562,315
Jersey Central Power & Light
Company
375,000 2.750%,  3/1/2032
f
318,958
Mississippi Power Company
800,000 3.950%,  3/30/2028 778,501
National Rural Utilities Cooperative
Finance Corporation
1,000,000 3.700%,  3/15/2029 958,540
NextEra Energy Operating
Partners, LP
600,000 3.875%,  10/15/2026
f
549,000
NiSource Finance Corporation
675,000 5.650%,  2/1/2045 677,278
Principal
Amount Long-Term Fixed Income (37.3%) Value
Utilities (0.7%) - continued
NiSource, Inc.
$ 875,000 3.600%,  5/1/2030 $ 801,657
NRG Energy, Inc.
635,000 3.375%,  2/15/2029
f
512,070
195,000 5.250%,  6/15/2029
f
174,038
Pacific Gas and Electric Company
800,000 3.300%,  12/1/2027 698,485
632,000 4.550%,  7/1/2030 561,552
PG&E Corporation
379,000 5.000%,  7/1/2028 319,831
PPL Electric Utilities Corporation
440,000 3.950%,  6/1/2047 392,141
Public Service Company of
Colorado
806,000 4.500%,  6/1/2052 787,457
San Diego Gas & Electric
Company
900,000 4.150%,  5/15/2048 820,827
Southern California Edison
Company
1,135,000 4.000%,  4/1/2047 920,652
Southern Company
269,000 4.475%,  8/1/2024 270,026
665,000 3.250%,  7/1/2026 636,351
1,074,000 5.113%,  8/1/2027 1,082,927
Southern Company Gas Capital
Corporation
600,000 4.400%,  5/30/2047 522,949
Southwestern Electric Power
Company
460,000 3.900%,  4/1/2045 368,196
Suburban Propane Partners, LP
560,000 5.875%,  3/1/2027 528,198
TerraForm Power Operating, LLC
520,000 5.000%,  1/31/2028
f
470,985
Virginia Electric and Power
Company
750,000 4.600%,  12/1/2048 721,302
Vistra Operations Company, LLC
900,000 5.125%,  5/13/2025
f
891,140
560,000 5.000%,  7/31/2027
f
509,102
Xcel Energy, Inc.
604,000 4.600%,  6/1/2032 599,022
Total 31,622,813
Total Long-Term Fixed Income
(cost $1,843,538,931) 1,719,997,666
Shares
Registered Investment
Companies ( 35.3% ) Value
Unaffiliated  (0.9%)
566 Direxion Daily S&P 500
h
37,124
7,847 Invesco QQQ Trust Series 1
h
2,199,357
934 iShares U.S. Home Construction
ETF 49,035
15,817 ProShares Ultra S&P 500
h
710,183
8,014 ProShares UltraPro QQQ
h
192,336
254,100 SPDR Blackstone Senior Loan
ETF
h
10,580,724
123,694 SPDR Bloomberg Short Term High
Yield Bond ETF
h
2,983,499
55,186 SPDR S&P 500 ETF Trust
h
20,818,919

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (35.3%) Value
Unaffiliated  (0.9%)- continued
5,551 SPDR S&P Biotech ETF
l
$ 412,273
8,908 SPDR S&P Oil & Gas Exploration
ETF
h
1,064,328
Total 39,047,778
Affiliated  (34.4%)
19,028,959 Thrivent Core Emerging Markets
Debt Fund 142,717,193
3,957,482 Thrivent Core Emerging Markets
Equity Fund 34,469,668
3,157,809 Thrivent Core International Equity
Fund 27,315,048
7,579,795 Thrivent Core Low Volatility Equity
Fund 89,517,376
3,805,752 Thrivent Core Small Cap Value
Fund 33,148,096
4,226,598 Thrivent Global Stock Portfolio 46,916,923
29,594,727 Thrivent High Yield Portfolio 116,307,276
36,815,657 Thrivent Income Portfolio 320,425,072
20,658,706 Thrivent International Allocation
Portfolio 165,728,271
1,644,297 Thrivent International Index
Portfolio 17,916,100
12,491,539 Thrivent Large Cap Value Portfolio 242,459,515
20,983,040 Thrivent Limited Maturity Bond
Portfolio 197,859,572
4,902,788 Thrivent Mid Cap Stock Portfolio 83,748,943
3,845,288 Thrivent Small Cap Stock Portfolio 66,633,456
Total 1,585,162,509
Total Registered Investment
Companies (cost $1,654,015,193) 1,624,210,287
Shares Common Stock ( 16.0% ) Value
Communications Services (1.2%)
1,721 Alphabet, Inc., Class A
l
3,750,506
9,939 Alphabet, Inc., Class C
l
21,741,066
4,187 AMC Networks, Inc.
h,l
121,925
986 Cars.com, Inc.
l
9,298
674 Charter Communications, Inc.
l
315,789
167,319 Comcast Corporation 6,565,598
2,733 DISH Network Corporation
l
49,003
5,323 Fox Corporation, Class A 171,188
992 Hemisphere Media Group, Inc.
l
7,569
6,954 Liberty Global plc, Class A
l
146,382
1,111 Liberty Latin America, Ltd.
l
8,666
23,864 Live Nation Entertainment, Inc.
l
1,970,689
13,066 Match Group, Inc.
l
910,569
11,474 Meta Platforms, Inc.
l
1,850,182
37,934 News Corporation, Class A 591,012
698 News Corporation, Class B 11,091
2,371 Nexstar Broadcasting Group, Inc. 386,188
7,087 Omnicom Group, Inc. 450,804
4,618 QuinStreet, Inc.
l
46,457
1,075 RingCentral, Inc.
l
56,179
3,780 Telephone & Data Systems, Inc. 59,686
95,265 Twitter, Inc.
l
3,561,958
465 United States Cellular Corporation
l
13,466
14,229 Upwork, Inc.
l
294,256
83,808 Verizon Communications, Inc. 4,253,256
34,789 Walt Disney Company
l
3,284,082
75,097 Warner Bros. Discovery, Inc.
l
1,007,802
Shares Common Stock (16.0%) Value
Communications Services (1.2%) - continued
6,476 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
l
$ 98,759
9,555 Zillow Group, Inc.
l
303,945
30,765 ZoomInfo Technologies, Inc.
l
1,022,629
Total 53,060,000
Consumer Discretionary (1.8%)
1,348 Aaron's Company, Inc. 19,613
681 Adient plc
l
20,178
1,022 Adtalem Global Education, Inc.
l
36,761
183,069 Amazon.com, Inc.
l
19,443,759
921 American Axle & Manufacturing
Holdings, Inc.
l
6,935
118 America's Car-Mart, Inc.
l
11,871
44,482 Aptiv plc
l
3,962,012
623 AutoZone, Inc.
l
1,338,902
4,769 Bally's Corporation
l
94,331
12,418 Beazer Homes USA, Inc.
l
149,885
429 Booking Holdings, Inc.
l
750,317
1,066 Brunswick Corporation 69,695
1,627 Buckle, Inc. 45,052
5,430 Burlington Stores, Inc.
l
739,729
12,699 Caesars Entertainment, Inc.
l
486,372
1,505 Cedar Fair, LP
l
66,085
6,217 Cheesecake Factory, Inc. 164,253
3,577 Chico's FAS, Inc.
l
17,778
3,113 Chipotle Mexican Grill, Inc.
l
4,069,500
3,409 Choice Hotels International, Inc. 380,547
476 Chuy's Holdings, Inc.
l
9,482
1,218 Cimpress plc
l
47,380
2,800 Clarus Corporation 53,172
394 Columbia Sportswear Company 28,203
4,314 Container Store Group, Inc.
l
26,876
22,033 Cooper-Standard Holdings, Inc.
l
109,945
1,270 Cracker Barrel Old Country Store,
Inc. 106,032
4,241 Culp, Inc. 18,236
19,881 D.R. Horton, Inc. 1,315,923
1,225 Dave & Buster's Entertainment,
Inc.
l
40,156
5,537 Designer Brands, Inc. 72,313
3 Dollar General Corporation 736
1,351 Dorman Products, Inc.
l
148,218
37,935 Duluth Holdings, Inc.
l
361,900
10,755 Emerald Holding, Inc.
l
43,773
69,537 Everi Holdings, Inc.
l
1,134,148
4,793 Expedia Group, Inc.
h,l
454,520
10,561 Five Below, Inc.
l
1,197,934
2,189 Foot Locker, Inc. 55,272
68,439 Ford Motor Company 761,726
11,366 Freshpet, Inc.
l
589,782
11,045 Gap, Inc. 91,011
557 Garmin, Ltd. 54,725
48,153 General Motors Company
l
1,529,339
13,602 Gentex Corporation 380,448
789 Genuine Parts Company 104,937
1,624 G-III Apparel Group, Ltd.
l
32,854
13,491 Goodyear Tire & Rubber Company
l
144,489
2,581 Grand Canyon Education, Inc.
l
243,104
489 Group 1 Automotive, Inc. 83,032
11,163 Hanesbrands, Inc. 114,867
2,048 Harley-Davidson, Inc. 64,840
11,650 Home Depot, Inc. 3,195,246
6,807 Lear Corporation 856,933
4,484 Lithia Motors, Inc. 1,232,248

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (16.0%) Value
Consumer Discretionary (1.8%) - continued
15,944 Lowe's Companies, Inc. $ 2,784,938
362 Lululemon Athletica, Inc.
l
98,685
5,352 M.D.C. Holdings, Inc. 172,923
71,720 Macy's, Inc. 1,313,910
16,046 Magnite, Inc.
l
142,488
34 Marriott Vacations Worldwide
Corporation 3,951
8,382 McDonald's Corporation 2,069,348
1,454 Miller Industries, Inc. 32,962
9,258 Modine Manufacturing Company
l
97,487
6,498 Mohawk Industries, Inc.
l
806,337
12,027 Newell Brands, Inc. 228,994
31,896 NIKE, Inc. 3,259,771
13,776 Nordstrom, Inc.
h
291,087
252 NVR, Inc.
l
1,009,043
5,827 Papa John's International, Inc. 486,671
12,617 Penn National Gaming, Inc.
l
383,809
6,364 Perdoceo Education Corporation
l
74,968
12,761 Planet Fitness, Inc.
l
867,876
10,684 PVH Corporation 607,920
42,298 Qurate Retail, Inc. 121,395
594 RCI Hospitality Holdings, Inc. 28,726
212 RH
l
44,999
27,401 Ross Stores, Inc. 1,924,372
1,964 Ruth's Hospitality Group, Inc. 31,935
14,756 Six Flags Entertainment
Corporation
l
320,205
10,926 Skyline Champion Corporation
l
518,111
1,316 Sleep Number Corporation
l
40,730
18,546 Sony Group Corporation ADR 1,516,506
4,150 Sportsman's Warehouse Holdings,
Inc.
l
39,799
612 Standard Motor Products, Inc. 27,534
2,306 Stoneridge, Inc.
l
39,548
1,435 Strategic Education, Inc. 101,282
10,261 Tapestry, Inc. 313,166
21,343 Taylor Morrison Home Corporation
l
498,572
17,364 Tesla, Inc.
l
11,693,265
1,319 Thor Industries, Inc. 98,569
32,610 ThredUp, Inc.
l
81,525
10,683 Toll Brothers, Inc. 476,462
799 TopBuild Corporation
l
133,561
1,475 Travel + Leisure Company 57,260
1,143 TripAdvisor, Inc.
l
20,345
2,441 Ulta Beauty, Inc.
l
940,957
1,926 Urban Outfitters, Inc.
l
35,939
5,438 Vail Resorts, Inc. 1,185,756
667 Visteon Corporation
l
69,088
216 Williams-Sonoma, Inc. 23,965
4,378 Wingstop, Inc. 327,343
2,919 Wolverine World Wide, Inc. 58,847
12,597 Wyndham Hotels & Resorts, Inc. 827,875
11,260 Xometry, Inc.
h,l
382,052
2,643 Zumiez, Inc.
l
68,718
Total 83,358,950
Consumer Staples (0.7%)
36,735 BJ's Wholesale Club Holdings,
Inc.
l
2,289,325
9,535 Casey's General Stores, Inc. 1,763,784
5,358 Celsius Holdings, Inc.
l
349,663
923 Coca-Cola Company 58,066
67 Constellation Brands, Inc. 15,615
7,991 Costco Wholesale Corporation 3,829,927
8,844 Darling Ingredients, Inc.
l
528,871
Shares Common Stock (16.0%) Value
Consumer Staples (0.7%) - continued
32,364 e.l.f. Beauty, Inc.
l
$ 992,928
9,245 Estee Lauder Companies, Inc. 2,354,424
7,942 Hain Celestial Group, Inc.
l
188,543
1,273 Hershey Company 273,899
3,456 Ingredion, Inc. 304,681
1,525 John B. Sanfilippo & Son, Inc. 110,547
5,832 Kraft Heinz Company 222,432
55,122 Lamb Weston Holdings, Inc. 3,939,018
102 Medifast, Inc. 18,412
5,096 Monster Beverage Corporation
l
472,399
706 PepsiCo, Inc. 117,662
2,705 Performance Food Group
Company
l
124,376
33,645 Philip Morris International, Inc. 3,322,107
372 PriceSmart, Inc. 26,646
5,836 Primo Water Corporation 78,086
13,116 Procter & Gamble Company 1,885,950
398 Seneca Foods Corporation
l
22,105
9,751 Sprouts Farmers Markets, Inc.
l
246,895
19,525 Sysco Corporation 1,653,963
18,786 Turning Point Brands, Inc. 509,664
2,972 US Foods Holding Corporation
l
91,181
1,766 Utz Brands, Inc. 24,406
62,589 Walmart, Inc. 7,609,571
Total 33,425,146
Energy (0.6%)
7,812 Antero Midstream Corporation 70,699
18,738 Antero Resources Corporation
l
574,320
2,110 APA Corporation 73,639
8,419 Archrock, Inc. 69,625
44,163 BP plc ADR 1,252,021
1,441 California Resources Corporation 55,478
184 Callon Petroleum Company
l
7,213
4,790 ChampionX Corporation 95,082
3,378 Chevron Corporation 489,067
141 Civitas Resources, Inc. 7,373
25,948 ConocoPhillips 2,330,390
37,682 Devon Energy Corporation 2,076,655
2,522 DT Midstream, Inc. 123,628
78,114 Enterprise Products Partners, LP 1,903,638
7,919 EOG Resources, Inc. 874,574
2,165 EQT Corporation 74,476
57,304 Exxon Mobil Corporation 4,907,515
52 Gulfport Energy Corporation
l
4,135
74,485 Halliburton Company 2,335,850
1,161 Helmerich & Payne, Inc. 49,993
8,092 HF Sinclair Corporation 365,435
2,203 Kimbell Royalty Partners, LP 34,543
16,108 Liberty Energy, Inc.
l
205,538
19,411 Marathon Oil Corporation 436,359
15,007 Marathon Petroleum Corporation 1,233,725
12,935 Matador Resources Company 602,642
2,222 Newpark Resources, Inc.
l
6,866
2,948 NexTier Oilfield Solutions, Inc.
l
28,035
7,956 Nine Energy Service, Inc.
h,l
21,083
26,380 NOV, Inc. 446,086
2,738 Oceaneering International, Inc.
l
29,242
6,312 PBF Energy, Inc.
l
183,174
8,903 Pioneer Natural Resources
Company 1,986,081
3,919 Plains GP Holdings, LP 40,444
28,144 ProPetro Holding Corporation
l
281,440
6,981 Ring Energy, Inc.
h,l
18,569
2,460 RPC, Inc.
l
16,999

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (16.0%) Value
Energy (0.6%) - continued
56,390 Schlumberger, Ltd. $ 2,016,506
900 Select Energy Services, Inc.
l
6,138
1,370 Sitio Royalties Corporation 31,757
6,956 SM Energy Company 237,826
1,266 Solaris Oilfield Infrastructure, Inc. 13,774
26,123 Talos Energy, Inc.
l
404,123
1,536 Targa Resources Corporation 91,653
136,537 TechnipFMC plc
l
918,894
1,914 VAALCO Energy, Inc.
h
13,283
858 Valero Energy Corporation 91,188
79,140 Williams Companies, Inc. 2,469,959
3,639 World Fuel Services Corporation 74,454
Total 29,681,187
Financials (2.0%)
26,270 Air Lease Corporation 878,206
58,375 Ally Financial, Inc. 1,956,146
3,483 American Equity Investment Life
Holding Company 127,373
28,463 American Express Company 3,945,541
5,039 American Financial Group, Inc. 699,464
282 Ameriprise Financial, Inc. 67,026
7,270 Ameris Bancorp 292,109
20,695 Annaly Capital Management, Inc. 122,308
7,613 Arch Capital Group, Ltd.
l
346,315
1,938 Argo Group International Holdings,
Ltd. 71,435
10,185 ARMOUR Residential REIT, Inc. 71,702
6,907 Arthur J. Gallagher & Company 1,126,117
1,363 Assured Guaranty, Ltd. 76,042
88,132 Bank of America Corporation 2,743,549
785 Bank of Marin Bancorp 24,947
1,578 Bank of N.T. Butterfield & Son, Ltd. 49,218
4,213 BankFinancial Corporation 39,560
510 Banner Corporation 28,667
281 BCB Bancorp, Inc. 4,785
12,493 Berkshire Hathaway, Inc.
l
3,410,839
3,749 Bridgewater Bancshares, Inc.
l
60,509
17,882 Brighthouse Financial, Inc.
l
733,520
1,605 Brown & Brown, Inc. 93,636
3,730 Byline Bancorp, Inc. 88,774
13,877 Capital One Financial Corporation 1,445,845
29,544 Central Pacific Financial
Corporation 633,719
101,380 Charles Schwab Corporation 6,405,188
3,444 Chimera Investment Corporation 30,376
12,556 Chubb, Ltd. 2,468,259
4,059 Cincinnati Financial Corporation 482,940
65,563 Citigroup, Inc. 3,015,242
6,161 CNO Financial Group, Inc. 111,453
3,345 Columbia Banking System, Inc. 95,834
18,148 Comerica, Inc. 1,331,700
13,089 Community Trust Bancorp, Inc. 529,319
733 ConnectOne Bancorp, Inc. 17,922
26,288 Customers Bancorp, Inc.
l
891,163
594 Dime Community Bancshares, Inc. 17,612
9,944 Discover Financial Services 940,504
592 Eagle Bancorp, Inc. 28,067
15,538 East West Bancorp, Inc. 1,006,862
8,589 Ellington Residential Mortgage
REIT 64,160
451 Employers Holdings, Inc. 18,892
7,104 Enova International, Inc.
l
204,737
2,628 Enterprise Financial Services
Corporation 109,062
Shares Common Stock (16.0%) Value
Financials (2.0%) - continued
51,684 Equitable Holdings, Inc. $ 1,347,402
400 Equity Bancshares, Inc. 11,664
1,409 Essent Group, Ltd. 54,810
21,364 F.N.B. Corporation 232,013
1,299 Federated Hermes, Inc. 41,295
8,716 Financial Institutions, Inc. 226,790
248 First Busey Corporation 5,667
6,998 First Financial Corporation 311,411
1,086 First Mid-Illinois Bancshares, Inc. 38,738
624 First of Long Island Corporation 10,939
6,911 Flushing Financial Corporation 146,928
26,843 Fulton Financial Corporation 387,881
898 Glacier Bancorp, Inc. 42,583
3,562 Global Life, Inc. 347,188
9,831 Great Southern Bancorp, Inc. 575,703
11,058 Hamilton Lane, Inc. 742,876
12,033 Hancock Whitney Corporation 533,423
39,785 Hanmi Financial Corporation 892,775
5,306 Hanover Insurance Group, Inc. 776,003
10,063 Heartland Financial USA, Inc. 418,017
4,465 HomeStreet, Inc. 154,802
7,716 Hometrust Bancshares, Inc. 192,900
144,224 Hope Bancorp, Inc. 1,996,060
4,898 Horizon Bancorp, Inc. 85,323
548 Houlihan Lokey, Inc. 43,254
17,766 Independent Bank Corporation 342,529
6,175 Invesco Mortgage Capital, Inc. 90,649
29,771 Invesco, Ltd. 480,206
27,091 J.P. Morgan Chase & Company 3,050,718
10,356 Kinsale Capital Group, Inc. 2,378,152
3,174 Lakeland Bancorp, Inc. 46,404
2,513 Lincoln National Corporation 117,533
9,766 M&T Bank Corporation 1,556,603
5,703 Marsh & McLennan Companies,
Inc. 885,391
1,995 Mercantile Bank Corporation 63,740
34 Merchants Bancorp 771
355 Meta Financial Group, Inc. 13,728
31,334 MetLife, Inc. 1,967,462
6,541 MFA Financial, Inc. 70,316
14,530 Midland States Bancorp, Inc. 349,301
17,819 MidWestOne Financial Group, Inc. 529,581
8,055 Moody's Corporation 2,190,718
29,378 Morgan Stanley 2,234,491
3,042 MSCI, Inc. 1,253,760
121,452 New York Community Bancorp,
Inc. 1,108,857
9,859 NMI Holdings, Inc.
l
164,152
4,541 Northern Trust Corporation 438,116
1,212 Northfield Bancorp, Inc. 15,792
13,054 OceanFirst Financial Corporation 249,723
2,642 OFG Bancorp 67,107
5,843 Old Republic International
Corporation 130,650
12,661 OneMain Holdings, Inc. 473,268
33,402 PacWest Bancorp 890,497
248 PCB Bancorp 4,633
598 Peapack-Gladstone Financial
Corporation 17,761
20,953 Popular, Inc. 1,611,914
1,032 QCR Holdings, Inc. 55,718
38,526 Radian Group, Inc. 757,036
38,415 Raymond James Financial, Inc. 3,434,685
234 Reinsurance Group of America,
Inc. 27,446

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (16.0%) Value
Financials (2.0%) - continued
2,779 RenaissanceRe Holdings, Ltd. $ 434,552
563 RLI Corporation 65,640
13,476 S&P Global, Inc. 4,542,221
656 S&T Bancorp, Inc. 17,994
10,152 Seacoast Banking Corporation of
Florida 335,422
7,293 SEI Investments Company 393,968
697 Selective Insurance Group, Inc. 60,597
5,618 Signature Bank 1,006,802
1,960 SiriusPoint, Ltd.
l
10,623
18,892 State Street Corporation 1,164,692
4,576 Synchrony Financial 126,389
1,567 Synovus Financial Corporation 56,490
1,557 Territorial Bancorp, Inc. 32,463
12,908 Texas Capital Bancshares, Inc.
l
679,477
5,024 TPG RE Finance Trust, Inc. 45,266
11,606 Tradeweb Markets, Inc. 792,110
1,158 Triumph Bancorp, Inc.
l
72,445
36,117 Truist Financial Corporation 1,713,029
10,442 TrustCo Bank Corporation NY 322,031
14,231 Two Harbors Investment
Corporation 70,870
27,053 Umpqua Holdings Corporation 453,679
386 Univest Financial Corporation 9,820
39,319 Unum Group 1,337,632
7,535 Virtu Financial, Inc. 176,394
62,708 Wells Fargo & Company 2,456,272
24,089 Western Alliance Bancorp 1,700,683
9,090 Western Asset Mortgage Capital
Corporation 10,999
2,249 Zions Bancorporation NA 114,474
3,449 Zurich Insurance Group AG 1,504,017
Total 93,299,548
Health Care (2.4%)
35,390 Abbott Laboratories 3,845,123
19,665 AbbVie, Inc. 3,011,891
3,452 Accolade, Inc.
l
25,545
2,143 AdaptHealth Corporation
l
38,660
9,336 Adaptive Biotechnologies
Corporation
l
75,528
4,095 Agilent Technologies, Inc. 486,363
38,502 Agilon Health, Inc.
l
840,499
6,296 Agios Pharmaceuticals, Inc.
l
139,582
2,096 Aldeyra Therapeutics, Inc.
l
8,363
283 Align Technology, Inc.
l
66,978
2,214 Allogene Therapeutics, Inc.
l
25,240
876 Amedisys, Inc.
l
92,085
6,573 AmerisourceBergen Corporation 929,948
11,489 Amgen, Inc. 2,795,274
2,616 Amneal Pharmaceuticals, Inc.
l
8,319
772 Anika Therapeutics, Inc.
l
17,231
4,141 Argenx SE ADR
l
1,568,942
7,072 Ascendis Pharma AS ADR
l
657,413
26,573 AstraZeneca plc ADR 1,755,678
3,755 Atara Biotherapeutics, Inc.
l
29,251
10,567 Avanos Medical, Inc.
l
288,902
40,083 Avantor, Inc.
l
1,246,581
15,624 Axonics, Inc.
l
885,412
38,887 Baxter International, Inc. 2,497,712
7,866 Becton, Dickinson and Company 1,939,205
5,616 Biogen, Inc.
l
1,145,327
8,422 BioLife Solutions, Inc.
l
116,308
191 Bio-Rad Laboratories, Inc.
l
94,545
3,600 Bio-Techne Corporation 1,247,904
Shares Common Stock (16.0%) Value
Health Care (2.4%) - continued
965 Boston Scientific Corporation
l
$ 35,966
1,412 Bristol-Myers Squibb Company 108,724
1,415 Cardiovascular Systems, Inc.
l
20,319
28,191 Centene Corporation
l
2,385,241
3,847 Charles River Laboratories
International, Inc.
l
823,143
878 Chemed Corporation 412,124
21,259 Cigna Holding Company 5,602,172
4,217 Community Health Systems, Inc.
l
15,814
2,999 Cooper Companies, Inc. 939,047
12,556 CVS Health Corporation 1,163,439
14,801 Danaher Corporation 3,752,350
7,953 Dentsply Sirona, Inc. 284,161
2,179 DermTech, Inc.
h,l
12,072
13,952 DexCom, Inc.
l
1,039,843
7,645 Editas Medicine, Inc.
l
90,440
33,536 Edwards Lifesciences Corporation
l
3,188,938
3,874 Elanco Animal Health, Inc.
l
76,047
9,312 Elevance Health, Inc. 4,493,785
1,451 Embecta Corporation
l
36,739
6,062 Encompass Health Corporation 339,775
713 Exact Sciences Corporation
l
28,085
1,669 Forma Therapeutics Holdings, Inc.
l
11,499
14,718 Gilead Sciences, Inc. 909,720
35,461 GlaxoSmithKline plc ADR 1,543,617
1,696 Global Blood Therapeutics, Inc.
l
54,187
422 Guardant Health, Inc.
l
17,023
9,307 Halozyme Therapeutics, Inc.
l
409,508
410 Hanger, Inc.
l
5,871
7,593 HCA Healthcare, Inc. 1,276,080
2,576 HealthEquity, Inc.
l
158,141
400 HealthStream, Inc.
l
8,684
1,435 Henry Schein, Inc.
l
110,122
20,316 Hologic, Inc.
l
1,407,899
1,609 ICU Medical, Inc.
l
264,504
423 IDEXX Laboratories, Inc.
l
148,359
16,462 Immunocore Holdings plc ADR
l
614,197
7,559 Inari Medical, Inc.
l
513,936
11,099 Inotiv, Inc.
l
106,550
3,525 Inspire Medical Systems, Inc.
l
643,912
6,479 Insulet Corporation
l
1,412,033
640 Integer Holdings Corporation
l
45,222
1,168 Integra LifeSciences Holdings
Corporation
l
63,107
13,693 Intuitive Surgical, Inc.
l
2,748,322
27,355 Invitae Corporation
h,l
66,746
2,200 Ionis Pharmaceuticals, Inc.
l
81,444
34,371 Johnson & Johnson 6,101,196
5,734 Kura Oncology, Inc.
l
105,104
15,717 Laboratory Corporation of America
Holdings 3,683,436
10,814 Lantheus Holdings, Inc.
l
714,048
1,062 Masimo Corporation
l
138,772
3,221 MEDNAX, Inc.
l
67,673
16,461 Medtronic plc 1,477,375
48,689 Merck & Company, Inc. 4,438,976
1,527 Merit Medical Systems, Inc.
l
82,870
509 Molina Healthcare, Inc.
l
142,321
205 MultiPlan Corporation
l
1,125
5,300 Natera, Inc.
l
187,832
2,554 National HealthCare Corporation 178,525
4,350 NeoGenomics, Inc.
l
35,452
21,289 Novo Nordisk AS ADR 2,372,233
1,036 Nurix Therapeutics, Inc.
l
13,126
4,210 NuVasive, Inc.
l
206,964

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (16.0%) Value
Health Care (2.4%) - continued
11,182 Omnicell, Inc.
l
$ 1,271,952
2,480 Orthofix Medical, Inc.
l
58,379
9,771 Premier, Inc. 348,629
44,191 Progyny, Inc.
l
1,283,749
19,756 R1 RCM, Inc.
l
414,086
3,166 Regeneron Pharmaceuticals, Inc.
l
1,871,518
7,865 Repligen Corporation
l
1,277,276
675 Sage Therapeutics, Inc.
l
21,802
5,932 Sarepta Therapeutics, Inc.
l
444,663
1,099 Scholar Rock Holding Corporation
l
6,034
2,821 Signify Health, Inc.
l
38,930
12,218 Silk Road Medical, Inc.
l
444,613
473 STAAR Surgical Company
l
33,550
14,113 Stryker Corporation 2,807,499
4,678 Syneos Health, Inc.
l
335,319
2,556 Teladoc Health, Inc.
l
84,885
11,060 Teleflex, Inc. 2,719,101
6,905 Thermo Fisher Scientific, Inc. 3,751,348
36,146 Tilray Brands, Inc.
h,l
112,776
5,254 Travere Therapeutics, Inc.
l
127,304
411 U.S. Physical Therapy, Inc. 44,881
1,886 Ultragenyx Pharmaceutical, Inc.
l
112,519
2,601 Veracyte, Inc.
l
51,760
6,934 Viemed Healthcare, Inc.
l
37,305
9,735 Vor BioPharma, Inc.
h,l
48,383
2,808 VYNE Therapeutics, Inc.
l
1,092
488 Waters Corporation
l
161,518
1,615 Zentalis Pharmaceuticals, Inc.
l
45,382
24,662 Zimmer Biomet Holdings, Inc. 2,590,990
29,277 Zoetis, Inc. 5,032,424
Total 108,875,411
Industrials (2.1%)
21,108 3M Company 2,731,586
913 A.O. Smith Corporation 49,923
2,620 ACCO Brands Corporation 17,109
774 Advanced Drainage Systems, Inc. 69,714
6,812 AECOM 444,279
16,830 Alaska Air Group, Inc.
l
674,041
511 Allegion plc 50,027
12,196 Altra Industrial Motion Corporation 429,909
544 American Woodmark Corporation
l
24,485
24,099 AMETEK, Inc. 2,648,239
1,291 Armstrong World Industries, Inc. 96,773
14,925 ASGN, Inc.
l
1,346,981
5,544 AZZ, Inc. 226,306
4,015 Badger Infrastructure Solutions,
Ltd. 88,085
1,866 Barnes Group, Inc. 58,107
10,445 Carlisle Companies, Inc. 2,492,281
1,111 Caterpillar, Inc. 198,602
9,583 CBIZ, Inc.
l
382,937
16,705 Chart Industries, Inc.
l
2,796,083
5,819 Cintas Corporation 2,173,571
80,129 CNH Industrial NV 928,695
417 Columbus McKinnon Corporation 11,830
678 Covenant Logistics Group, Inc. 17,011
18,777 Crane Holdings, Company 1,644,114
3,128 CSW Industrials, Inc. 322,278
92,154 CSX Corporation 2,677,995
8,675 Curtiss-Wright Corporation 1,145,620
2,140 Deere & Company 640,866
41,734 Delta Air Lines, Inc.
l
1,209,034
1,397 Donaldson Company, Inc. 67,252
97 Douglas Dynamics, Inc. 2,788
Shares Common Stock (16.0%) Value
Industrials (2.1%) - continued
54,085 Driven Brands Holdings, Inc.
l
$ 1,489,501
5,053 Dun & Bradstreet Holdings, Inc.
l
75,947
631 Eagle Bulk Shipping, Inc. 32,736
5,481 EMCOR Group, Inc. 564,324
32,422 Emerson Electric Company 2,578,846
12,923 Fastenal Company 645,116
36,876 First Advantage Corporation
l
467,219
3,692 Forrester Research, Inc.
l
176,625
8,053 Fortune Brands Home and
Security, Inc. 482,214
6,069 Forward Air Corporation 558,105
1,592 GATX Corporation 149,903
2,272 Genco Shipping & Trading, Ltd. 43,895
2,653 Generac Holdings, Inc.
l
558,669
8,562 General Dynamics Corporation 1,894,342
556 Gibraltar Industries, Inc.
l
21,545
637 Gorman-Rupp Company 18,027
1,107 GrafTech International, Ltd. 7,826
1,428 Greenbrier Companies, Inc. 51,394
662 Helios Technologies, Inc. 43,857
12,830 Honeywell International, Inc. 2,229,982
55,770 Howmet Aerospace, Inc. 1,753,967
6,411 Hubbell, Inc. 1,144,876
280 ICF International, Inc. 26,600
13,805 IDEX Corporation 2,507,402
4,059 Illinois Tool Works, Inc. 739,753
1,259 ITT Corporation 84,655
5,510 Janus International Group, Inc.
l
49,755
252 JB Hunt Transport Services, Inc. 39,682
840 JetBlue Airways Corporation
l
7,031
24,738 Johnson Controls International plc 1,184,455
3,230 Kennametal, Inc. 75,033
7,580 L3Harris Technologies, Inc. 1,832,086
9,647 Landstar System, Inc. 1,402,867
927 Lennox International, Inc. 191,509
13,658 Lincoln Electric Holdings, Inc. 1,684,851
4,719 Linde plc 1,356,854
4,029 Lockheed Martin Corporation 1,732,309
3,643 Manitowoc Company, Inc.
l
38,361
7,007 ManpowerGroup, Inc. 535,405
1,442 Masonite International Corporation
l
110,789
5,322 Mercury Systems, Inc.
l
342,364
13,252 Middleby Corporation
l
1,661,271
9,106 MSC Industrial Direct Company,
Inc. 683,952
2,920 NAPCO Security Technologies,
Inc.
l
60,123
259 National Presto Industries, Inc. 17,001
11,574 Norfolk Southern Corporation 2,630,654
4,554 Northrop Grumman Corporation 2,179,408
3,102 NOW, Inc.
l
30,338
3,100 Old Dominion Freight Line, Inc. 794,468
14,053 Parker-Hannifin Corporation 3,457,741
506 Proto Labs, Inc.
l
24,207
661 Quad/Graphics, Inc.
l
1,818
1,160 Quanta Services, Inc. 145,394
28,651 Ranpak Holdings Corporation
l
200,557
3,620 RBC Bearings, Inc.
l
669,519
26,469 Regal Rexnord Corporation 3,004,761
13,077 Rush Enterprises, Inc. 630,311
1,651 Saia, Inc.
l
310,388
10,477 SkyWest, Inc.
l
222,636
1,193 Snap-On, Inc. 235,057
2,052 Southwest Airlines Company
l
74,118
10,031 Standex International Corporation 850,428

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (16.0%) Value
Industrials (2.1%) - continued
31,660 Summit Materials, Inc.
l
$ 737,361
31,970 Sun Country Airlines Holdings,
Inc.
l
586,330
990 Sunrun, Inc.
l
23,126
2,336 Technip Energies NV ADR 28,943
5,580 Teledyne Technologies, Inc.
l
2,093,114
899 Tennant Company 53,266
5,070 Timken Company 268,964
1,587 Toro Company 120,279
2,384 Trane Technologies plc 309,610
13,872 TransUnion 1,109,621
6,151 Trex Company, Inc.
l
334,737
4,523 TriMas Corporation 125,242
10,321 Tutor Perini Corporation
l
90,618
162,649 Uber Technologies, Inc.
l
3,327,799
454 UniFirst Corporation 78,170
19,696 Union Pacific Corporation 4,200,763
13,825 United Parcel Service, Inc. 2,523,616
7,727 United Rentals, Inc.
l
1,876,966
1,702 Univar Solutions, Inc.
l
42,329
2,628 Valmont Industries, Inc. 590,328
3,253 Verisk Analytics, Inc. 563,062
22,362 Vicor Corporation
l
1,223,872
13,639 Vontier Corporation 313,561
1,629 Watsco, Inc. 389,038
278 Watts Water Technologies, Inc. 34,150
4,258 Werner Enterprises, Inc. 164,103
65,407 WillScot Mobile Mini Holdings
Corporation
l
2,120,495
1,239 Woodward, Inc. 114,595
Total 95,925,406
Information Technology (3.6%)
286 Accenture plc 79,408
2,694 ACI Worldwide, Inc.
l
69,748
398 Adobe, Inc.
l
145,692
511 Advanced Energy Industries, Inc. 37,293
1,569 Agilysys, Inc.
l
74,167
31,607 Amphenol Corporation 2,034,859
312 ANSYS, Inc.
l
74,658
195,363 Apple, Inc. 26,710,029
8,510 Arista Networks, Inc.
l
797,727
6,482 Arrow Electronics, Inc.
l
726,567
10,437 Autodesk, Inc.
l
1,794,747
7,700 Avalara, Inc.
l
543,620
1,518 Avaya Holdings Corporation
l
3,400
333 Axcelis Technologies, Inc.
l
18,262
974 Benchmark Electronics, Inc. 21,973
960 BigCommerce Holdings, Inc.
l
15,552
9,552 Bill.com Holdings, Inc.
l
1,050,147
66,909 Block, Inc.
l
4,112,227
2,907 Booz Allen Hamilton Holding
Corporation 262,677
7,474 Bread Financial Holdings, Inc. 276,986
4,044 Broadcom, Inc. 1,964,616
815 CACI International, Inc.
l
229,651
14,864 Calix, Inc.
l
507,457
2,571 CDW Corporation 405,087
2,789 Ciena Corporation
l
127,457
81,627 Cisco Systems, Inc. 3,480,575
31,723 Cognex Corporation 1,348,862
10,614 CommScope Holding Company,
Inc.
l
64,958
1,079 Computer Services, Inc. 39,883
7,632 Conduent Incorporated
l
32,970
Shares Common Stock (16.0%) Value
Information Technology (3.6%) - continued
5,387 Descartes Systems Group, Inc.
l
$ 334,317
3,974 Digital Turbine, Inc.
l
69,426
949 Diodes, Inc.
l
61,277
14,068 Dolby Laboratories, Inc. 1,006,706
4,409 Dropbox, Inc.
l
92,545
2,614 Endava plc ADR
l
230,738
2,625 EPAM Systems, Inc.
l
773,797
1,993 ePlus, Inc.
l
105,868
3,136 Euronet Worldwide, Inc.
l
315,450
2,639 Eventbrite, Inc.
l
27,103
27,539 Fidelity National Information
Services, Inc. 2,524,500
14,650 Fiserv, Inc.
l
1,303,410
20,000 Five9, Inc.
l
1,822,800
5,975 FLEETCOR Technologies, Inc.
l
1,255,407
11,281 Flex, Ltd.
l
163,236
101 Genpact, Ltd. 4,278
5,149 Gilat Satellite Networks, Ltd.
l
31,100
8,595 Global Payments, Inc. 950,951
19,316 Hewlett Packard Enterprise
Company 256,130
1,774 HubSpot, Inc.
l
533,353
33,251 Intel Corporation 1,243,920
2,535 IPG Photonics Corporation
l
238,620
7,509 Jack Henry & Associates, Inc. 1,351,770
67 Keysight Technologies, Inc.
l
9,236
3,767 KLA-Tencor Corporation 1,201,974
8,573 Knowles Corporation
l
148,570
4,792 Lam Research Corporation 2,042,111
34,300 Lattice Semiconductor
Corporation
l
1,663,550
235 Littelfuse, Inc. 59,699
12,676 LiveRamp Holding, Inc.
l
327,168
12,474 Mastercard, Inc. 3,935,298
1,674 MAXIMUS, Inc. 104,642
304 MaxLinear, Inc.
l
10,330
31,585 Microchip Technology, Inc. 1,834,457
129,972 Microsoft Corporation 33,380,709
392 MKS Instruments, Inc. 40,231
4,393 Monolithic Power Systems, Inc. 1,687,088
1,653 National Instruments Corporation 51,623
647 NETGEAR, Inc.
l
11,982
432 NICE, Ltd. ADR
l
83,138
3,316 Nova, Ltd.
h,l
293,565
59,212 NVIDIA Corporation 8,975,947
6,146 Okta, Inc.
l
555,598
1,334 ON Semiconductor Corporation
l
67,114
3,430 Palo Alto Networks, Inc.
l
1,694,214
4,446 Paycom Software, Inc.
l
1,245,414
18,416 Paymentus Holdings, Inc.
h,l
246,222
59,798 PayPal Holdings, Inc.
l
4,176,292
107 Progress Software Corporation 4,847
11,182 PTC, Inc.
l
1,189,094
15,963 Qorvo, Inc.
l
1,505,630
53,425 QUALCOMM, Inc. 6,824,509
35,201 Salesforce, Inc.
l
5,809,573
44,208 Samsung Electronics Company,
Ltd. 1,949,898
2,771 Sanmina Corporation
l
112,863
667 ScanSource, Inc.
l
20,770
10,593 Semtech Corporation
l
582,297
11,980 ServiceNow, Inc.
l
5,696,730
24,859 Sierra Wireless, Inc.
l
581,701
1,959 SiTime Corporation
l
319,376
26,036 Skyworks Solutions, Inc. 2,411,975

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (16.0%) Value
Information Technology (3.6%) - continued
4,856 Sonos, Inc.
l
$ 87,602
38,152 Sprout Social, Inc.
l
2,215,487
3,978 Synopsys, Inc.
l
1,208,119
4,364 TD SYNNEX Corporation 397,560
2,927 TE Connectivity, Ltd. 331,190
29,065 Telefonaktiebolaget LM Ericsson
ADR 215,081
34,007 Texas Instruments, Inc. 5,225,176
1,546 Trimble, Inc.
l
90,024
978 TTEC Holdings, Inc. 66,396
12,049 TTM Technologies, Inc.
l
150,612
3,547 Tyler Technologies, Inc.
l
1,179,307
6,214 Universal Display Corporation 628,484
173 Upland Software, Inc.
l
2,512
471 Vertex, Inc.
l
5,336
4,302 WEX, Inc.
l
669,219
197 Wolfspeed, Inc.
l
12,500
9,248 Workiva, Inc.
l
610,276
4,711 Xerox Holdings Corporation 69,958
Total 165,768,231
Materials (0.5%)
1,310 AdvanSix, Inc. 43,806
12,813 AptarGroup, Inc. 1,322,430
2,464 Ashland Global Holdings, Inc. 253,915
5,425 Avery Dennison Corporation 878,145
54,645 Axalta Coating Systems, Ltd.
l
1,208,201
53 Balchem Corporation 6,876
1,353 Ball Corporation 93,046
442 Cabot Corporation 28,195
2,273 Carpenter Technology Corporation 63,439
1,480 Celanese Corporation 174,063
18,454 CF Industries Holdings, Inc. 1,582,061
2,510 Cleveland-Cliffs, Inc.
l
38,579
7,900 Compass Minerals International,
Inc. 279,581
13,708 Crown Holdings, Inc. 1,263,466
19,752 Eastman Chemical Company 1,773,137
2,867 FMC Corporation 306,798
15,072 Freeport-McMoRan, Inc. 441,007
12,372 Graphic Packaging Holding
Company 253,626
6,364 Huntsman Corporation 180,419
3,928 Ingevity Corporation
l
248,014
4,452 Innospec, Inc. 426,457
8,879 Ivanhoe Mines, Ltd.
l
51,114
4,610 Kaiser Aluminum Corporation 364,605
13,172 LyondellBasell Industries NV 1,152,023
2,721 Martin Marietta Materials, Inc. 814,232
2,145 Minerals Technologies, Inc. 131,574
2,290 Myers Industries, Inc. 52,052
5 NewMarket Corporation 1,505
10,670 Nucor Corporation 1,114,055
302 O-I Glass, Inc.
l
4,228
5,342 Orion Engineered Carbons SA 82,961
924 PPG Industries, Inc. 105,650
5,818 Quaker Chemical Corporation 869,907
10,216 Reliance Steel & Aluminum
Company 1,735,290
14,236 RPM International, Inc. 1,120,658
2,703 Ryerson Holding Corporation 57,547
2,136 Schweitzer-Mauduit International,
Inc. 53,656
2,977 Sensient Technologies Corporation 239,827
10,708 Sherwin-Williams Company 2,397,628
Shares Common Stock (16.0%) Value
Materials (0.5%) - continued
5,314 Sonoco Products Company $ 303,111
5,992 Steel Dynamics, Inc. 396,371
3,124 SunCoke Energy, Inc. 21,274
5,412 Trinseo plc 208,146
1,984 Tronox Holdings plc 33,331
1,209 UFP Technologies, Inc.
l
96,200
605 United States Lime & Minerals, Inc. 63,888
13,658 United States Steel Corporation 244,615
4,305 Westlake Corporation 421,976
21,478 WestRock Company 855,684
1,499 Worthington Industries, Inc. 66,106
Total 23,924,475
Real Estate (0.7%)
93,959 AGNC Investment Corporation 1,040,126
13,723 Agree Realty Corporation 989,840
664 Alexandria Real Estate Equities,
Inc. 96,300
9,496 American Campus Communities,
Inc. 612,207
812 Apartment Income REIT
Corporation 33,779
4,172 AvalonBay Communities, Inc. 810,411
3,490 Camden Property Trust 469,335
14,507 CBRE Group, Inc.
l
1,067,860
31,263 CubeSmart 1,335,555
15,124 Cushman and Wakefield plc
l
230,490
733 Digital Realty Trust, Inc. 95,165
1,528 Duke Realty Corporation 83,964
678 EastGroup Properties, Inc. 104,636
26,514 EPR Properties 1,244,302
21,237 Essential Properties Realty Trust,
Inc. 456,383
855 Essex Property Trust, Inc. 223,591
2,284 Extra Space Storage, Inc. 388,554
575 Federal Realty Investment Trust 55,050
13,238 First Industrial Realty Trust, Inc. 628,540
2,629 FirstService Corporation 318,635
4,723 Four Corners Property Trust, Inc. 125,585
642 Getty Realty Corporation 17,013
1,346 Gladstone Commercial
Corporation 25,359
1,911 Gladstone Land Corporation 42,348
52,278 Healthcare Realty Trust, Inc. 1,421,962
86,833 Host Hotels & Resorts, Inc. 1,361,541
3,058 Independence Realty Trust, Inc. 63,392
2,441 Industrial Logistics Properties Trust 34,369
623 Jones Lang LaSalle, Inc.
l
108,938
10,240 Kilroy Realty Corporation 535,859
4,497 Life Storage, Inc. 502,135
54,054 MGIC Investment Corporation 681,080
12,983 National Retail Properties, Inc. 558,269
89,157 National Storage Affiliates Trust 4,464,091
46,902 Necessity Retail REIT, Inc. 341,447
5,651 NetSTREIT Corporation 106,634
35,214 New Residential Investment
Corporation 328,194
1,874 NexPoint Residential Trust, Inc. 117,144
316 One Liberty Properties, Inc. 8,210
19,406 Pebblebrook Hotel Trust 321,557
11,803 Public Storage, Inc. 3,690,444
714 RE/MAX Holdings, Inc. 17,507
1,945 Realty Income Corporation 132,766
9,546 Regency Centers Corporation 566,173
41,586 Rexford Industrial Realty, Inc. 2,394,938

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (16.0%) Value
Real Estate (0.7%) - continued
16,083 Sabra Health Care REIT, Inc. $ 224,680
3,330 SBA Communications Corporation 1,065,767
53,104 Service Properties Trust 277,734
3,868 Spirit Realty Capital, Inc. 146,133
14,349 UDR, Inc. 660,628
3,368 UMH Properties, Inc. 59,479
Total 30,686,099
Utilities (0.4%)
2,906 Alliant Energy Corporation 170,321
2,602 Artesian Resources Corporation 127,940
1,428 Avista Corporation 62,132
3,525 CenterPoint Energy, Inc. 104,269
2,302 Consolidated Water Company,
Ltd. 33,379
21,861 Constellation Energy Corporation 1,251,761
15,485 Duke Energy Corporation 1,660,147
16,359 Entergy Corporation 1,842,678
514 Essential Utilities, Inc. 23,567
36,343 Exelon Corporation 1,647,065
152,573 NiSource, Inc. 4,499,378
7,091 NorthWestern Corporation 417,873
9,151 OGE Energy Corporation 352,862
2,535 Pinnacle West Capital Corporation 185,359
996 Portland General Electric
Company 48,137
39,857 Sempra Energy 5,989,311
3,154 Spire, Inc. 234,563
12,260 UGI Corporation 473,359
Total 19,124,101
Total Common Stock
(cost $616,864,995) 737,128,554
Shares
Collateral Held for Securities
Loaned ( 0.7% ) Value
31,544,917 Thrivent Cash Management Trust 31,544,917
Total Collateral Held for
Securities Loaned
(cost $31,544,917) 31,544,917
Shares or
Principal
Amount Short-Term Investments ( 16.8% ) Value
Federal Home Loan Bank Discount
Notes
400,000 0.693%, 7/6/2022
m,n
399,923
100,000 0.870%, 7/15/2022
m,n
99,946
1,600,000 0.719%, 7/19/2022
m,n
1,598,888
3,500,000 1.433%, 8/3/2022
m,n
3,494,533
200,000 0.945%, 8/5/2022
m,n
199,669
900,000 1.110%, 8/9/2022
m,n
898,339
1,800,000 1.036%, 8/10/2022
m,n
1,796,592
200,000 1.305%, 8/12/2022
m,n
199,602
1,500,000 1.086%, 8/17/2022
m,n
1,496,664
9,700,000 1.140%, 8/18/2022
m,n
9,677,969
3,100,000 1.150%, 8/19/2022
m,n
3,092,813
400,000 1.190%, 8/31/2022
m,n
398,846
1,400,000 1.800%, 9/7/2022
m,n
1,394,980
3,700,000 1.728%, 9/13/2022
m,n
3,685,564
Thrivent Core Short-Term Reserve
Fund
73,255,002 1.630% 732,550,020
Shares or
Principal
Amount Short-Term Investments (16.8%) Value
U.S. Treasury Bills
1,000,000 0.696%, 7/14/2022
m
$ 999,615
12,300,000 0.733%, 7/21/2022
m,o
12,293,064
1,100,000 1.000%, 8/18/2022
m,p
1,098,048
Total Short-Term Investments
(cost $775,214,672) 775,375,075
Total Investments (cost
$5,031,245,083) 108.3% $4,991,026,039
Other Assets and Liabilities, Net
(8.3%) (383,372,054)
Total Net Assets 100.0% $4,607,653,985
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
June 30, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2022, the value of these investments was $287,733,240 or 6.2% of
total net assets.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 30, 2022.
h All or a portion of the security is on loan.
i Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
j All or a portion of the security is insured or guaranteed.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l Non-income producing security.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o At June 30, 2022, $6,256,470 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
p All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Conservative Allocation Portfolio as of June
30, 2022 was $1,107,413 or 0.02% of total net assets. The
following table indicates the acquisition date and cost of
restricted securities shown in the schedule as of June 30,
2022.
Security
Acquisition
Date Cost
Credit Acceptance Corporation,
12/31/2024 5/29/2020 $ 430,264
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 992,170
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Portfolio as of June 30, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 6,967,928
Common Stock 23,127,248
Total lending $30,095,176
Gross amount payable upon return of
collateral for securities loaned $31,544,917
Net amounts due to counterparty $1,449,741
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 285,461,401
Gross unrealized depreciation (350,873,973)
Net unrealized appreciation (depreciation) $ (65,412,572)
Cost for federal income tax purposes $ 5,047,047,491

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2022, in valuing Moderately Conservative Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 4,622,994 – 2,002,049 2,620,945
Capital Goods 25,232,312 – 20,982,864 4,249,448
Communications Services 17,440,483 – 16,635,818 804,665
Consumer Cyclical 11,206,023 – 9,434,550 1,771,473
Consumer Non-Cyclical 19,333,997 – 18,387,464 946,533
Energy 965,012 – 965,012 –
Financials 4,365,410 – 3,735,346 630,064
Technology 8,407,756 – 7,425,677 982,079
Transportation 5,977,098 – 5,553,213 423,885
Utilities 5,218,455 – 5,218,455 –
Long-Term Fixed Income
Asset-Backed Securities 70,718,785 – 70,718,785 –
Basic Materials 15,111,991 – 15,111,991 –
Capital Goods 29,131,840 – 29,131,840 –
Collateralized Mortgage Obligations 78,081,661 – 78,081,661 –
Commercial Mortgage-Backed Securities 53,683,819 – 53,683,819 –
Communications Services 45,582,207 – 45,582,207 –
Consumer Cyclical 48,325,680 – 48,325,680 –
Consumer Non-Cyclical 56,690,276 – 56,690,276 –
Energy 41,406,962 – 41,406,962 –
Financials 139,575,180 – 139,575,180 –
Mortgage-Backed Securities 463,363,841 – 463,363,841 –
Technology 30,162,206 – 30,162,206 –
Transportation 12,693,516 – 12,693,516 –
U.S. Government & Agencies 603,846,889 – 603,846,889 –
Utilities 31,622,813 – 31,622,813 –
Registered Investment Companies
Unaffiliated 39,047,778 39,047,778 – –
Affiliated 1,291,143,224 1,257,995,128 33,148,096 –
Common Stock
Communications Services 53,060,000 52,961,241 98,759 –
Consumer Discretionary 83,358,950 83,358,950 – –
Consumer Staples 33,425,146 33,425,146 – –
Energy 29,681,187 29,681,187 – –
Financials 93,299,548 91,795,531 1,504,017 –
Health Care 108,875,411 108,875,411 – –
Industrials 95,925,406 95,837,321 88,085 –
Information Technology 165,768,231 163,818,333 1,949,898 –
Materials 23,924,475 23,873,361 51,114 –
Real Estate 30,686,099 30,686,099 – –
Utilities 19,124,101 19,124,101 – –
Short-Term Investments 42,825,055 – 42,825,055 –
Subtotal Investments in Securities $3,932,911,817 $2,030,479,587 $1,890,003,138 $12,429,092
Other Investments  * Total
Affiliated Registered Investment Companies 294,019,285
Affiliated Short-Term Investments 732,550,020
Collateral Held for Securities Loaned 31,544,917
Subtotal Other Investments $1,058,114,222
Total Investments at Value $4,991,026,039
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 6,840,846 6,840,846 – –
Credit Default Swaps 7,729 – 7,729 –
Total Asset Derivatives $6,848,575 $6,840,846 $7,729 $–
Liability Derivatives
Futures Contracts 15,428,708 15,428,708 – –
Credit Default Swaps 810,987 – 810,987 –
Total Liability Derivatives $16,239,695 $15,428,708 $810,987 $–
The following table presents Moderately Conservative Allocation Portfolio's futures contracts held as of June 30, 2022. Investments and/or cash totaling $26,332,660 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 33 September 2022 $ 3,945,192 ( $ 33,661)
CBOT 2-Yr. U.S. Treasury Note 54 September 2022 11,349,914 (9,070)
CBOT 5-Yr. U.S. Treasury Note 535 September 2022 60,220,573 (166,823)
CBOT U.S. Long Bond 561 September 2022 79,006,415 (1,237,790)
CME E-mini Russell 2000 Index 8 September 2022 722,104 (38,904)
CME E-mini S&P 500 Index 1,303 September 2022 256,635,093 (9,749,168)
CME E-mini S&P Mid-Cap 400 Index 6 September 2022 1,479,055 (118,255)
CME Ultra Long Term U.S. Treasury Bond 296 September 2022 46,873,404 (1,187,654)
ICE mini MSCI EAFE Index 1,153 September 2022 109,646,334 (2,613,344)
Ultra 10-Yr. U.S. Treasury Note 177 September 2022 22,819,414 (274,039)
Total Futures Long Contracts $ 592,697,498 ( $ 15,428,708)
CBOT 10-Yr. U.S. Treasury Note (74) September 2022 ( $ 8,820,793) $ 49,481
CBOT 2-Yr. U.S. Treasury Note (102) September 2022 (21,482,640) 61,046
CME E-mini Russell 2000 Index (504) September 2022 (46,108,843) 3,067,243
CME E-mini S&P Mid-Cap 400 Index (149) September 2022 (37,144,477) 3,351,276
ICE US mini MSCI Emerging Markets Index (234) September 2022 (12,043,390) 311,800
Total Futures Short Contracts ( $ 125,600,143) $6,840,846
Total Futures Contracts $ 467,097,355 ($8,587,862)

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Moderately Conservative Allocation Portfolio's swaps contracts held as of June 30, 2022. Investments totaling
$399,290 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 38, 5 Year, at 5.00%, Quarterly Sell 6/20/2027 ( $ 9,781,200) $ – ( $ 810,987) ( $ 810,987)
CDX HY 38, 5 Year, at 5.00%, Quarterly Buy 6/20/2027 13,365,000 – 7,729 7,729
Total Credit Default Swaps $– ($803,258) ($803,258)
1 As the buyer of protection, Moderately Conservative Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately
Conservative Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Conservative Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2022, for Moderately Conservative
Allocation Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 6,730,319
Total Equity Contracts 6,730,319
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 110,527
Total Interest Rate Contracts 110,527
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 7,729
Total Credit Contracts 7,729
Total Asset Derivatives $6,848,575
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 12,519,671
Total Equity Contracts 12,519,671
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 2,909,037
Total Interest Rate Contracts 2,909,037
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 810,987
Total Credit Contracts 810,987
Total Liability Derivatives $16,239,695
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2022, for
Moderately Conservative Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (44,872,343)
Total Equity Contracts
(44,872,343)
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 330,078
Futures Net realized gains/(losses) on Futures contracts (18,594,513)
Total Interest Rate Contracts
(18,264,435)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (1,499,405)
Total Credit Contracts
(1,499,405)
Total ($64,636,183)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2022, for Moderately Conservative Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (6,819,087)
Total Equity Contracts (6,819,087)
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts (124,311)
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (4,559,610)
Total Interest Rate Contracts (4,683,921)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (730,903)
Total Credit Contracts (730,903)
Total ($12,233,911)
The following table presents Moderately Conservative Allocation Portfolio's average volume of derivative activity during the period ended June
30, 2022.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $355,566,819
Futures - Short (99,044,985)
Interest Rate Contracts
Futures - Long 210,510,133
Futures - Short (215,653,247)
Options Written (13,855,634)
Credit Contracts
Credit Default Swaps - Buy Protection 4,294
Credit Default Swaps - Sell Protection 1,102,880

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative
Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
6/30/2022
Shares Held at
6/30/2022
% of Net
Assets
6/30/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $185,775 $4,278 $7,705 $142,717 19,029 3.1%
Core Emerging Markets Equity 42,187 – – 34,470 3,957 0.8
Core International Equity 34,420 – – 27,315 3,158 0.6
Core Low Volatility Equity 101,342 – – 89,517 7,580 1.9
Core Small Cap Value – 35,360 – 33,148 3,806 0.7
Global Stock 59,415 6,861 – 46,917 4,227 1.0
High Yield 137,337 3,138 3,000 116,307 29,595 2.5
Income 421,004 16,807 40,100 320,425 36,816 7.0
International Allocation 208,537 19,574 – 165,728 20,659 3.6
International Index 22,176 559 – 17,916 1,644 0.4
Large Cap Value 273,628 23,080 – 242,460 12,492 5.3
Limited Maturity Bond 227,267 2,460 20,234 197,860 20,983 4.3
Mid Cap Stock 131,327 16,803 22,000 83,749 4,903 1.8
Small Cap Stock 78,416 12,860 – 66,633 3,845 1.4
Total Affiliated Registered Investment
Companies 1,922,831 1,585,162 34.4
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% 910,265 697,138 874,853 732,550 73,255 15.9
Total Affiliated Short-Term Investments 910,265 732,550 15.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 27,935 457,058 453,448 31,545 31,545 0.7
Total Collateral Held for Securities Loaned 27,935 31,545 0.7
Total Value $2,861,031 $2,349,257
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 6/30/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(637) $(38,994) $ – $4,277
Core Emerging Markets Equity – (7,717) – –
Core International Equity – (7,105) – –
Core Low Volatility Equity – (11,825) – –
Core Small Cap Value Fund – (2,212) – –
Global Stock – (19,359) 6,298 563
High Yield (231) (20,937) – 3,137
Income (2,837) (74,449) 10,754 6,053
International Allocation – (62,383) 14,763 4,810
International Index – (4,819) 58 501
Large Cap Value – (54,248) 19,748 3,332
Limited Maturity Bond 20 (11,653) 657 1,804
Mid Cap Stock 7,237 (49,618) 16,509 294
Small Cap Stock – (24,643) 12,624 237
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% – – – 2,597
Total Income/Non Income Cash from Affiliated
Investments $27,605
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 97
Total Affiliated Income from Securities Loaned, Net $97
Total Value $3,552 $(389,962) $ 81,411

Money Market Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Investment Company ( 15.2% ) Value
Goldman Sachs Financial Square
Funds - Government Fund
$ 48,990,000 1.361%  $ 48,990,000
Total 48,990,000
Principal
Amount
U.S. Government Agency Debt
( 71.0% )
a
Value
Federal Agricultural Mortgage
Corporation
2,470,000
1.525% (SOFRRATE +
0.015%), 8/18/2022
b
2,470,000
6,750,000
1.545% (SOFRRATE +
0.035%), 12/29/2022
b
6,750,000
2,720,000
1.800% (FEDL 1M + 0.220%),
2/14/2023
b
2,723,496
2,700,000
1.560% (SOFRRATE +
0.050%), 3/3/2023
b
2,700,000
2,600,000
1.930% (FEDL 1M + 0.350%),
6/29/2023
b
2,608,117
Federal Farm Credit Bank
2,400,000 1.400% , 7/5/2022 2,399,626
500,000
1.335% (LIBOR 1M +
0.080%), 7/13/2022
b
500,023
5,150,000
1.700% (SOFRRATE +
0.190%), 7/14/2022
b
5,150,200
7,250,000
1.595% (SOFRRATE +
0.085%), 7/25/2022
b
7,250,400
1,225,000
1.655% (SOFRRATE +
0.145%), 7/28/2022
b
1,225,126
4,830,000
1.200% (LIBOR 1M +
0.080%), 9/6/2022
b
4,831,402
3,475,000
1.758% (USBMMY 3M FLAT),
9/8/2022
b
3,474,917
6,750,000
1.520% (SOFRRATE +
0.010%), 11/16/2022
b
6,750,766
1,650,000
1.682% (LIBOR 1M +
0.070%), 2/21/2023
b
1,650,483
8,525,000
1.682% (LIBOR 1M +
0.070%), 2/21/2023
b
8,528,966
1,200,000
1.540% (SOFRRATE +
0.030%), 8/28/2023
b
1,200,000
625,000
1.560% (LIBOR 1M +
0.400%), 12/8/2023
b
628,447
2,400,000
1.610% (FEDL 1M + 0.030%),
12/8/2023
b
2,399,515
2,400,000
1.580% (SOFRRATE +
0.070%), 12/14/2023
b
2,400,000
6,530,000
1.600% (FEDL 1M + 0.020%),
3/25/2024
b
6,529,367
Federal Home Loan Bank
7,050,000 0.880% , 7/6/2022 7,049,138
1,225,000 0.400% , 7/15/2022 1,224,810
1,000,000 1.400% , 7/18/2022 999,339
1,000,000 0.580% , 7/19/2022 999,710
5,500,000
1.510% (SOFRRATE FLAT),
7/19/2022
b
5,500,000
1,000,000 1.450% , 7/20/2022 999,235
4,000,000
1.520% (SOFRRATE +
0.010%), 7/26/2022
b
4,000,000
6,750,000
1.520% (SOFRRATE +
0.010%), 8/2/2022
b
6,750,000
5,400,000
1.600% (SOFRRATE +
0.090%), 8/12/2022
b
5,400,492
12,510,000
1.515% (SOFRRATE +
0.005%), 9/15/2022
b
12,510,000
Principal
Amount
U.S. Government Agency Debt
(71.0%)
a
Value
$ 6,950,000
1.520% (SOFRRATE +
0.010%), 9/16/2022
b
$ 6,950,000
2,600,000
1.515% (SOFRRATE +
0.005%), 10/21/2022
b
2,600,000
11,800,000
1.520% (SOFRRATE +
0.010%), 10/27/2022
b
11,800,338
7,110,000 1.560% , 11/7/2022
b,c
7,110,000
8,340,000
1.530% (SOFRRATE +
0.020%), 12/14/2022
b
8,341,538
5,560,000
1.530% (SOFRRATE +
0.020%), 12/16/2022
b
5,560,000
2,400,000
1.540% (SOFRRATE +
0.030%), 1/9/2023
b
2,400,000
7,000,000
1.550% (SOFRRATE +
0.040%), 2/24/2023
b
7,001,363
2,760,000 1.800% , 6/16/2023
d
2,760,000
Federal Home Loan Mortgage
Corporation
4,170,000 1.900% , 9/6/2022 4,155,254
U.S. International Development
Finance Corporation
3,590,000
1.600% (T-BILL 3M FLAT),
7/7/2022
b
3,590,000
1,161,151
1.600% (T-BILL 3M FLAT),
7/7/2022
b
1,161,151
2,390,874
1.600% (T-BILL 3M FLAT),
7/7/2022
b
2,390,874
973,334
1.600% (T-BILL 3M FLAT),
7/7/2022
b
973,334
697,500
1.600% (T-BILL 3M FLAT),
7/7/2022
b
697,500
478,947
1.600% (T-BILL 3M FLAT),
7/7/2022
b
478,948
726,923
1.700% (T-BILL 3M FLAT),
7/7/2022
b
726,923
1,417,778
1.700% (T-BILL 3M + 0.070%),
7/7/2022
b
1,417,778
1,500,000
1.700% (T-BILL 3M FLAT),
7/7/2022
b
1,500,000
3,436,364
1.700% (T-BILL 3M FLAT),
7/7/2022
b
3,436,364
1,593,750
1.700% (T-BILL 3M FLAT),
7/7/2022
b
1,593,750
1,385,500
1.700% (T-BILL 3M FLAT),
7/7/2022
b
1,385,500
1,368,421
1.700% (T-BILL 3M FLAT),
7/7/2022
b
1,368,421
2,015,000
1.700% (T-BILL 3M FLAT),
7/7/2022
b
2,015,000
955,384
1.700% (T-BILL 3M FLAT),
7/7/2022
b
955,384
2,630,769
1.700% (T-BILL 3M FLAT),
7/7/2022
b
2,630,769
4,631,579
1.720% (T-BILL 3M FLAT),
7/7/2022
b
4,631,579
1,523,810
1.720% (T-BILL 3M FLAT),
7/7/2022
b
1,523,810
2,583,900
1.720% (T-BILL 3M FLAT),
7/7/2022
b
2,583,900
1,660,400
1.720% (T-BILL 3M FLAT),
7/7/2022
b
1,660,400
848,404
1.720% (T-BILL 3M FLAT),
7/7/2022
b
848,404
1,602,286
1.720% (T-BILL 3M FLAT),
7/7/2022
b
1,602,286

Money Market Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
U.S. Government Agency Debt
(71.0%)
a
Value
$ 2,241,540
1.720% (T-BILL 3M FLAT),
7/7/2022
b
$ 2,241,540
1,666,981
1.720% (T-BILL 3M FLAT),
7/7/2022
b
1,666,981
1,111,321
1.720% (T-BILL 3M FLAT),
7/7/2022
b
1,111,321
461,842
1.720% (T-BILL 3M FLAT),
7/7/2022
b
461,842
3,065,000
1.750% (T-BILL 3M FLAT),
7/7/2022
b
3,065,000
1,100,000 0.620% , 7/23/2022 1,157,391
2,365,000 0.830% , 12/14/2022 2,352,275
1,060,000 1.460% , 2/15/2023 1,056,865
Total 228,567,358
Principal
Amount U.S. Treasury Debt ( 0.8% )
a
Value
U.S. Treasury Bills
2,480,000 0.420% , 7/14/2022 2,479,624
Total 2,479,624
Principal
Amount
U.S. Treasury Repurchase
Agreement, if collateralized only
by U.S. Treasuries (including
Strips) and cash ( 15.5% )
a
Value
RBC Dominion Securities, Ltd.
50,000,000 1.420% , 7/1/2022
e
50,000,000
Total 50,000,000
Total Investments (cost
$330,066,830) 102.5% $330,036,982
Other Assets and Liabilities,
Net (2.5)% (7,941,734)
Total Net Assets 100.0% $322,095,248
a The interest rate shown reflects the yield.
b Denotes variable rate securities. The rate shown is as of
June 30, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 30, 2022.
e Repurchase agreement dated June 30, 2022, $50,001,972
maturing July 1, 2022, collateralized by $51,002,012 U.S.
Government or related agency securities, 0.00% - 2.75%,
due July 15, 2027 - December 1, 2051.
Reference Rate Index:
FEDL 1M - Federal Funds 1 Month Rate
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
USBMMY 3M - U. S. Treasury Bill Rate 3 Month Money
Market Yield
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ –
Gross unrealized depreciation (29,848)
Net unrealized appreciation (depreciation) $ (29,848)
Cost for federal income tax purposes $ 330,066,830
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2022, in valuing Money Market Portfolio's assets carried at fair value or amortized cost, which approximates fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Investment Company 48,990,000 48,990,000 – –
U.S. Government Agency Debt 228,567,358 – 228,567,358 –
U.S. Treasury Debt 2,479,624 – 2,479,624 –
U.S. Treasury Repurchase Agreement,
if collateralized only by U.S.
Treasuries (including Strips) and
cash 50,000,000 – 50,000,000 –
Total Investments at Amortized Cost $330,036,982 $48,990,000 $281,046,982 $–

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 63.7% ) Value
Basic Materials (1.9%)
Alcoa Nederland Holding BV
$ 100,000 5.500%,  12/15/2027
a
$ 94,750
Chemours Company
52,000 5.750%,  11/15/2028
a
44,316
Cleveland-Cliffs, Inc.
37,000 5.875%,  6/1/2027 34,504
40,000 4.625%,  3/1/2029
a,b
35,300
50,000 4.875%,  3/1/2031
a,b
44,083
Consolidated Energy Finance SA
106,000 5.625%,  10/15/2028
a
85,273
EverArc Escrow Sarl
46,000 5.000%,  10/30/2029
a
38,719
First Quantum Minerals, Ltd.
89,000 6.875%,  10/15/2027
a
79,571
Hecla Mining Company
20,000 7.250%,  2/15/2028 18,437
Hudbay Minerals, Inc.
40,000 4.500%,  4/1/2026
a
33,471
Ingevity Corporation
69,000 3.875%,  11/1/2028
a
57,788
Mercer International, Inc.
40,000 5.125%,  2/1/2029 34,145
Methanex Corporation
63,000 4.250%,  12/1/2024 60,008
Novelis Corporation
25,000 3.250%,  11/15/2026
a
21,132
50,000 4.750%,  1/30/2030
a
41,559
15,000 3.875%,  8/15/2031
a
11,553
OCI NV
30,000 4.625%,  10/15/2025
a
28,956
Olin Corporation
83,000 5.125%,  9/15/2027 76,292
10,000 5.625%,  8/1/2029 8,913
SCIL USA Holdings, LLC
44,000 5.375%,  11/1/2026
a
35,200
SPCM SA
40,000 3.375%,  3/15/2030
a
31,300
SunCoke Energy, Inc.
47,000 4.875%,  6/30/2029
a
37,557
Taseko Mines, Ltd.
37,000 7.000%,  2/15/2026
a
31,491
Unifrax Escrow Issuer Corporation
36,000 5.250%,  9/30/2028
a
28,724
United States Steel Corporation
107,000 6.875%,  3/1/2029 93,367
Total 1,106,409
Capital Goods (3.5%)
Advanced Drainage Systems, Inc.
56,000 6.375%,  6/15/2030
a
54,688
AECOM
110,000 5.125%,  3/15/2027 103,950
Amsted Industries, Inc.
65,000 5.625%,  7/1/2027
a
61,100
10,000 4.625%,  5/15/2030
a
8,525
ARD Finance SA
18,000 6.500%,  6/30/2027
a
13,352
Principal
Amount Long-Term Fixed Income (63.7%) Value
Capital Goods (3.5%) - continued
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
$ 41,000 5.250%,  8/15/2027
a
$ 29,235
40,000 5.250%,  8/15/2027
a
28,522
Bombardier, Inc.
48,000 7.125%,  6/15/2026
a
39,575
40,000 7.875%,  4/15/2027
a
33,296
65,000 6.000%,  2/15/2028
a
48,711
Builders FirstSource, Inc.
20,000 5.000%,  3/1/2030
a
16,949
Chart Industries, Inc., Convertible
6,000 1.000%,  11/15/2024
a
17,235
Clydesdale Acquisition Holdings,
Inc.
8,000 6.625%,  4/15/2029
a
7,517
15,000 8.750%,  4/15/2030
a
12,939
Cornerstone Building Brands, Inc.
40,000 6.125%,  1/15/2029
a
25,698
Covanta Holding Corporation
65,000 5.000%,  9/1/2030 53,059
Covert Mergeco, Inc.
17,000 4.875%,  12/1/2029
a
13,833
CP Atlas Buyer, Inc.
35,000 7.000%,  12/1/2028
a
25,276
Crown Cork & Seal Company, Inc.
40,000 7.375%,  12/15/2026 40,860
General Electric Company
180,000
5.159%,  (LIBOR 3M +
3.330%), 9/15/2022
c,d
157,716
GFL Environmental, Inc.
68,000 4.000%,  8/1/2028
a
56,100
54,000 3.500%,  9/1/2028
a
46,305
H&E Equipment Services, Inc.
109,000 3.875%,  12/15/2028
a
88,154
Howard Midstream Energy
Partners, LLC
45,000 6.750%,  1/15/2027
a
38,768
Howmet Aerospace, Inc.
93,000 3.000%,  1/15/2029 77,026
JELD-WEN, Inc.
24,000 4.625%,  12/15/2025
a
20,400
KBR, Inc., Convertible
26,000 2.500%,  11/1/2023 50,128
Mauser Packaging Solutions
Holding Company
30,000 5.500%,  4/15/2024
a
28,650
57,000 7.250%,  4/15/2025
a
49,732
Meritor, Inc.
30,000 4.500%,  12/15/2028
a
28,885
MIWD Holdco II, LLC
59,000 5.500%,  2/1/2030
a
47,481
Nesco Holdings II, Inc.
25,000 5.500%,  4/15/2029
a
20,937
New Enterprise Stone and Lime
Company, Inc.
83,000 5.250%,  7/15/2028
a
68,229
OI European Group BV
80,000 4.750%,  2/15/2030
a
67,000
Owens-Brockway Glass Container,
Inc.
35,000 5.875%,  8/15/2023
a
34,650

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (63.7%) Value
Capital Goods (3.5%) - continued
Pactiv Evergreen Group
$ 35,000 4.375%,  10/15/2028
a
$ 29,750
Patrick Industries, Inc., Convertible
9,000 1.000%,  2/1/2023 8,811
PGT Innovations, Inc.
41,000 4.375%,  10/1/2029
a
32,327
SRM Escrow Issuer, LLC
100,000 6.000%,  11/1/2028
a
84,523
Sunpower Corporation,
Convertible
7,000 4.000%,  1/15/2023 7,234
Titan Acquisition, Ltd.
20,000 7.750%,  4/15/2026
a
18,384
TransDigm, Inc.
30,000 6.250%,  3/15/2026
a
28,913
175,000 5.500%,  11/15/2027 148,467
United Rentals North America, Inc.
7,000 5.500%,  5/15/2027 6,865
57,000 4.875%,  1/15/2028 53,892
20,000 4.000%,  7/15/2030 17,098
Victors Merger Corporation
25,000 6.375%,  5/15/2029
a
15,250
Waste Pro USA, Inc.
15,000 5.500%,  2/15/2026
a
13,325
WESCO Distribution, Inc.
95,000 7.250%,  6/15/2028
a
93,955
Total 2,073,275
Collateralized Mortgage Obligations (0.1%)
GMACM Mortgage Loan Trust
15,748
3.589%,  11/19/2035, Ser.
2005-AR6, Class 1A1
c
14,877
Residential Accredit Loans, Inc.
Trust
47,538
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 40,753
Total 55,630
Communications Services (5.2%)
Altice France SA
20,000 5.500%,  1/15/2028
a
16,117
2,000 5.125%,  7/15/2029
a
1,510
187,000 5.500%,  10/15/2029
a
142,851
AMC Networks, Inc.
51,000 4.750%,  8/1/2025 47,509
Cable One, Inc., Convertible
34,000 1.125%,  3/15/2028 28,492
CCO Holdings, LLC
27,000 5.500%,  5/1/2026
a
26,344
10,000 5.125%,  5/1/2027
a
9,437
34,000 4.750%,  3/1/2030
a
29,078
85,000 4.500%,  8/15/2030
a
70,574
122,000 4.750%,  2/1/2032
a
99,894
45,000 4.250%,  1/15/2034
a
34,762
Cengage Learning, Inc.
62,000 9.500%,  6/15/2024
a
57,350
Clear Channel Worldwide
Holdings, Inc.
46,000 5.125%,  8/15/2027
a
38,839
47,000 7.750%,  4/15/2028
a
34,196
Principal
Amount Long-Term Fixed Income (63.7%) Value
Communications Services (5.2%) - continued
CommScope, Inc.
$ 70,000 7.125%,  7/1/2028
a
$ 53,206
Consolidated Communications,
Inc.
47,000 5.000%,  10/1/2028
a
37,570
CSC Holdings, LLC
102,000 5.375%,  2/1/2028
a
88,230
37,000 6.500%,  2/1/2029
a
33,416
56,000 4.125%,  12/1/2030
a
43,680
DIRECTV Holdings, LLC
54,000 5.875%,  8/15/2027
a
46,066
DISH DBS Corporation
16,000 5.250%,  12/1/2026
a
12,541
17,000 7.375%,  7/1/2028 11,563
63,000 5.750%,  12/1/2028
a
46,646
Entercom Media Corporation
72,000 6.500%,  5/1/2027
a
42,848
Frontier Communications
Holdings, LLC
48,000 5.875%,  10/15/2027
a
43,157
14,000 8.750%,  5/15/2030
a
14,154
GCI, LLC
70,000 4.750%,  10/15/2028
a
60,651
Gray Escrow II, Inc.
114,000 5.375%,  11/15/2031
a
91,340
Gray Television, Inc.
40,000 4.750%,  10/15/2030
a
31,300
Hughes Satellite Systems
Corporation
20,000 6.625%,  8/1/2026 17,750
iHeartCommunications, Inc.
40,000 4.750%,  1/15/2028
a
32,963
Iliad Holding SASU
52,000 6.500%,  10/15/2026
a
46,798
LCPR Senior Secured Financing
DAC
36,000 6.750%,  10/15/2027
a
33,582
Level 3 Financing, Inc.
113,000 4.625%,  9/15/2027
a
96,332
35,000 4.250%,  7/1/2028
a
28,044
Netflix, Inc.
40,000 4.875%,  4/15/2028 37,642
Nexstar Escrow Corporation
72,000 5.625%,  7/15/2027
a
65,700
Paramount Global
200,000 6.375%,  3/30/2062
c
178,560
Radiate Holdco, LLC
25,000 6.500%,  9/15/2028
a
19,322
Rogers Communications, Inc.
200,000 5.250%,  3/15/2082
a,c
174,946
Scripps Escrow II, Inc.
50,000 5.375%,  1/15/2031
a
39,877
Scripps Escrow, Inc.
30,000 5.875%,  7/15/2027
a
26,264
Sinclair Television Group, Inc.
93,000 5.500%,  3/1/2030
a
68,478
Sirius XM Radio, Inc.
80,000 5.000%,  8/1/2027
a
74,202
20,000 4.000%,  7/15/2028
a
17,300
30,000 4.125%,  7/1/2030
a
25,056

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (63.7%) Value
Communications Services (5.2%) - continued
Sprint Capital Corporation
$ 101,000 6.875%,  11/15/2028 $ 106,204
64,000 8.750%,  3/15/2032 77,023
Sprint Corporation
92,000 7.625%,  2/15/2025 95,893
TEGNA, Inc.
92,000 4.625%,  3/15/2028 86,020
Telesat Canada
20,000 4.875%,  6/1/2027
a
11,700
10,000 6.500%,  10/15/2027
a
4,207
T-Mobile USA, Inc.
75,000 2.875%,  2/15/2031 62,267
Twitter, Inc.
12,000 3.875%,  12/15/2027
a
11,313
Twitter, Inc., Convertible
52,000 Zero Coupon,  3/15/2026 46,023
United States Cellular Corporation
35,000 6.700%,  12/15/2033 33,337
Uniti Fiber Holdings, Inc.,
Convertible
8,000 4.000%,  6/15/2024
a
8,485
Uniti Group, LP
10,000 4.750%,  4/15/2028
a
8,224
Univision Communications, Inc.
78,000 6.625%,  6/1/2027
a
74,265
Viasat, Inc.
25,000 6.500%,  7/15/2028
a
17,221
Vodafone Group plc
64,000 7.000%,  4/4/2079
c
62,781
VTR Finance NV
30,000 6.375%,  7/15/2028
a
21,402
VZ Secured Financing BV
71,000 5.000%,  1/15/2032
a
58,930
Zayo Group Holdings, Inc.
26,000 4.000%,  3/1/2027
a
21,569
Total 3,083,001
Consumer Cyclical (5.7%)
1011778 B.C., ULC
100,000 4.375%,  1/15/2028
a
87,430
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
38,000 10.500%,  2/15/2028
a
19,613
Allied Universal Finance
Corporation
40,000 4.625%,  6/1/2028
a
32,368
Allied Universal Holdco, LLC
20,000 6.625%,  7/15/2026
a
18,353
70,000 4.625%,  6/1/2028
a
57,729
32,000 6.000%,  6/1/2029
a
23,238
Allison Transmission, Inc.
52,000 4.750%,  10/1/2027
a
47,563
20,000 3.750%,  1/30/2031
a
16,029
American Axle & Manufacturing,
Inc.
95,000 6.500%,  4/1/2027 84,075
Arko Corporation
27,000 5.125%,  11/15/2029
a
20,453
Ashton Woods USA, LLC
25,000 4.625%,  8/1/2029
a
18,750
Principal
Amount Long-Term Fixed Income (63.7%) Value
Consumer Cyclical (5.7%) - continued
BellRing Brands, Inc.
$ 40,000 7.000%,  3/15/2030
a
$ 37,700
Bloomin' Brands, Inc., Convertible
3,000 5.000%,  5/1/2025 4,743
Boyd Gaming Corporation
40,000 4.750%,  6/15/2031
a
33,801
Boyne USA, Inc.
30,000 4.750%,  5/15/2029
a
25,978
Brookfield Property REIT, Inc.
30,000 5.750%,  5/15/2026
a
27,375
Brookfield Residential Properties,
Inc.
90,000 6.250%,  9/15/2027
a
74,605
Burlington Stores, Inc., Convertible
23,000 2.250%,  4/15/2025 22,669
Caesars Entertainment, Inc.
60,000 6.250%,  7/1/2025
a
57,824
40,000 8.125%,  7/1/2027
a
38,650
76,000 4.625%,  10/15/2029
a
59,090
Callaway Golf Company,
Convertible
3,000 2.750%,  5/1/2026 4,018
Carnival Corporation
42,000 10.500%,  2/1/2026
a
41,810
107,000 7.625%,  3/1/2026
a
82,876
40,000 5.750%,  3/1/2027
a
28,891
Cedar Fair, LP
20,000 5.375%,  4/15/2027 18,954
69,000 5.250%,  7/15/2029 60,850
Churchill Downs, Inc.
20,000 4.750%,  1/15/2028
a
17,800
Cinemark USA, Inc.
59,000 5.875%,  3/15/2026
a,b
52,609
Clarios Global, LP
15,000 8.500%,  5/15/2027
a
14,497
Cushman & Wakefield US
Borrower, LLC
27,000 6.750%,  5/15/2028
a
25,076
Dana, Inc.
45,000 5.625%,  6/15/2028 38,735
Dick's Sporting Goods, Inc.,
Convertible
7,000 3.250%,  4/15/2025 16,673
Empire Communities Corporation
70,000 7.000%,  12/15/2025
a
55,300
Expedia Group, Inc., Convertible
14,000 Zero Coupon,  2/15/2026 12,635
Ford Motor Company
25,000 3.250%,  2/12/2032 18,698
Ford Motor Company, Convertible
48,000 Zero Coupon,  3/15/2026 43,776
Ford Motor Credit Company, LLC
105,000 4.063%,  11/1/2024 99,613
131,000 2.300%,  2/10/2025 117,625
60,000 4.134%,  8/4/2025 56,831
89,000 2.700%,  8/10/2026 75,841
Forestar Group, Inc.
37,000 3.850%,  5/15/2026
a
30,406
Gap, Inc.
12,000 3.625%,  10/1/2029
a
8,426

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (63.7%) Value
Consumer Cyclical (5.7%) - continued
General Motors Financial
Company, Inc.
$ 40,000 5.700%,  9/30/2030
c,d
$ 34,800
Goodyear Tire & Rubber Company
30,000 5.000%,  7/15/2029 24,845
15,000 5.250%,  7/15/2031 12,056
Guitar Center Escrow Issuer II, Inc.
12,000 8.500%,  1/15/2026
a
10,590
Hanesbrands, Inc.
36,000 4.875%,  5/15/2026
a
33,345
Herc Holdings, Inc.
40,000 5.500%,  7/15/2027
a
36,516
Hilton Domestic Operating
Company, Inc.
37,000 4.875%,  1/15/2030 33,439
Hilton Grand Vacations Borrower
Escrow, LLC
85,000 5.000%,  6/1/2029
a
68,850
Hilton Worldwide Finance, LLC
50,000 4.875%,  4/1/2027 47,107
International Game Technology plc
72,000 5.250%,  1/15/2029
a
65,196
Jacobs Entertainment, Inc.
28,000 6.750%,  2/15/2029
a
23,678
KB Home
35,000 4.800%,  11/15/2029 29,189
L Brands, Inc.
109,000 6.625%,  10/1/2030
a
94,148
10,000 6.875%,  11/1/2035 8,125
Macy's Retail Holdings, LLC
65,000 5.875%,  4/1/2029
a
55,331
Magic MergerCo, Inc.
37,000 5.250%,  5/1/2028
a
29,081
Mattamy Group Corporation
43,000 5.250%,  12/15/2027
a
35,115
MGM Resorts International
15,000 6.000%,  3/15/2023 14,965
105,000 5.500%,  4/15/2027 94,239
NCL Corporation, Ltd.
58,000 3.625%,  12/15/2024
a,b
48,242
22,000 5.875%,  2/15/2027
a
18,810
Penn National Gaming, Inc.
35,000 4.125%,  7/1/2029
a
26,558
PetSmart, Inc./PetSmart Finance
Corporation
60,000 4.750%,  2/15/2028
a
51,914
62,000 7.750%,  2/15/2029
a
55,832
Realogy Group, LLC
50,000 5.750%,  1/15/2029
a
37,916
Rite Aid Corporation
21,000 7.500%,  7/1/2025
a
17,010
Royal Caribbean Cruises, Ltd.
72,000 9.125%,  6/15/2023
a
71,205
76,000 4.250%,  7/1/2026
a
53,987
Scientific Games International, Inc.
62,000 7.250%,  11/15/2029
a
58,144
25,000 6.625%,  3/1/2030
a
21,250
SeaWorld Parks and
Entertainment, Inc.
22,000 5.250%,  8/15/2029
a
18,616
Principal
Amount Long-Term Fixed Income (63.7%) Value
Consumer Cyclical (5.7%) - continued
Six Flags Theme Parks, Inc.
$ 30,000 7.000%,  7/1/2025
a
$ 30,370
Staples, Inc.
44,000 7.500%,  4/15/2026
a
36,470
46,000 10.750%,  4/15/2027
a
30,360
Station Casinos, LLC
32,000 4.625%,  12/1/2031
a
24,960
Tenneco, Inc.
80,000 5.000%,  7/15/2026 74,800
Travel + Leisure Company
35,000 6.625%,  7/31/2026
a
33,185
Uber Technologies, Inc.
30,000 6.250%,  1/15/2028
a,b
27,745
Vail Resorts, Inc., Convertible
9,000 Zero Coupon,  1/1/2026 7,830
VICI Properties, LP/VICI Note
Company, Inc.
55,000 4.500%,  9/1/2026
a
50,600
Wabash National Corporation
42,000 4.500%,  10/15/2028
a
32,130
Wyndham Hotels & Resorts, Inc.
20,000 4.375%,  8/15/2028
a
17,493
Yum! Brands, Inc.
59,000 4.750%,  1/15/2030
a
53,543
ZF North America Capital, Inc.
30,000 4.750%,  4/29/2025
a
27,675
Total 3,407,236
Consumer Non-Cyclical (5.0%)
Albertson's Companies, Inc.
57,000 3.500%,  3/15/2029
a
46,131
Aramark Services, Inc.
10,000 6.375%,  5/1/2025
a
9,783
84,000 5.000%,  2/1/2028
a
76,122
Avantor Funding, Inc.
76,000 4.625%,  7/15/2028
a
69,669
Bausch Health Companies, Inc.
21,000 5.500%,  11/1/2025
a
18,444
36,000 9.000%,  12/15/2025
a
26,599
178,000 5.000%,  1/30/2028
a
94,785
46,000 4.875%,  6/1/2028
a
35,997
BioMarin Pharmaceutical, Inc.,
Convertible
9,000 1.250%,  5/15/2027 8,944
Centene Corporation
55,000 4.250%,  12/15/2027 51,341
75,000 4.625%,  12/15/2029 69,937
90,000 3.000%,  10/15/2030 74,587
Central Garden & Pet Company
50,000 4.125%,  10/15/2030 41,025
Chobani, LLC/Chobani Finance
Corporation, Inc.
56,000 4.625%,  11/15/2028
a
47,320
Community Health Systems, Inc.
25,000 5.625%,  3/15/2027
a
21,159
11,000 8.000%,  12/15/2027
a
9,989
55,000 6.000%,  1/15/2029
a
45,563
100,000 6.875%,  4/15/2029
a
64,500
Coty, Inc.
58,000 5.000%,  4/15/2026
a
53,143

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (63.7%) Value
Consumer Non-Cyclical (5.0%) - continued
DaVita, Inc.
$ 37,000 4.625%,  6/1/2030
a
$ 28,855
Edgewell Personal Care Company
30,000 5.500%,  6/1/2028
a
27,297
Embecta Corporation
18,000 6.750%,  2/15/2030
a
16,206
Encompass Health Corporation
95,000 4.500%,  2/1/2028 81,329
Energizer Holdings, Inc.
10,000 4.750%,  6/15/2028
a
7,937
35,000 4.375%,  3/31/2029
a
26,871
HCA, Inc.
96,000 5.375%,  2/1/2025 95,497
HFC Prestige Products, Inc.
53,000 4.750%,  1/15/2029
a
45,491
HLF Financing SARL, LLC
110,000 4.875%,  6/1/2029
a
75,900
Ionis Pharmaceuticals, Inc.,
Convertible
7,000 0.125%,  12/15/2024 6,150
Jazz Investments I, Ltd.,
Convertible
35,000 2.000%,  6/15/2026 41,038
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
17,000 6.500%,  4/15/2029
a
17,102
Mattel, Inc.
80,000 3.375%,  4/1/2026
a
73,394
Molina Healthcare, Inc.
85,000 4.375%,  6/15/2028
a
75,928
Mozart Debt Merger Sub, Inc.
34,000 3.875%,  4/1/2029
a
28,958
70,000 5.250%,  10/1/2029
a
57,491
Organon & Company
75,000 4.125%,  4/30/2028
a
66,375
Owens & Minor, Inc.
39,000 6.625%,  4/1/2030
a
35,625
Par Pharmaceutical, Inc.
80,000 7.500%,  4/1/2027
a
60,800
Performance Food Group, Inc.
44,000 4.250%,  8/1/2029
a
36,740
Perrigo Finance Unlimited
Company
97,000 4.375%,  3/15/2026 91,680
Pilgrim's Pride Corporation
35,000 3.500%,  3/1/2032
a
27,344
Post Holdings, Inc.
56,000 5.750%,  3/1/2027
a
54,250
26,000 5.625%,  1/15/2028
a
24,679
17,000 5.500%,  12/15/2029
a
15,198
39,000 4.500%,  9/15/2031
a
31,896
Prime Security Services Borrower,
LLC/Prime Finance Inc.
147,000 5.750%,  4/15/2026
a
137,078
QBE Insurance Group, Ltd.
40,000 5.875%,  5/12/2025
a,c,d
38,900
Scotts Miracle-Gro Company
35,000 4.500%,  10/15/2029 28,708
SEG Holding, LLC
95,000 5.625%,  10/15/2028
a
85,130
Principal
Amount Long-Term Fixed Income (63.7%) Value
Consumer Non-Cyclical (5.0%) - continued
Simmons Foods, Inc.
$ 92,000 4.625%,  3/1/2029
a
$ 77,777
Spectrum Brands, Inc.
35,000 5.000%,  10/1/2029
a
30,266
10,000 5.500%,  7/15/2030
a
9,000
Syneos Health, Inc.
85,000 3.625%,  1/15/2029
a
71,980
Teleflex, Inc.
88,000 4.250%,  6/1/2028
a
79,511
Tenet Healthcare Corporation
10,000 4.625%,  7/15/2024 9,597
38,000 6.250%,  2/1/2027
a
34,976
125,000 5.125%,  11/1/2027
a
112,500
68,000 6.125%,  10/1/2028
a
58,193
Teva Pharmaceutical Finance
Netherlands III BV
79,000 3.150%,  10/1/2026 64,780
TreeHouse Foods, Inc.
74,000 4.000%,  9/1/2028 60,291
United Natural Foods, Inc.
21,000 6.750%,  10/15/2028
a
19,625
Valeant Pharmaceuticals
International, Inc.
35,000 8.500%,  1/31/2027
a
24,544
Winnebago Industries, Inc.,
Convertible
12,000 1.500%,  4/1/2025 12,285
Total 2,970,210
Energy (5.4%)
Antero Resources Corporation
57,000 5.375%,  3/1/2030
a
51,974
Archrock Partners, LP/Archrock
Partners Finance Corporation
57,000 6.250%,  4/1/2028
a
50,462
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
31,000 6.625%,  7/15/2026
a
27,902
BP Capital Markets plc
280,000 4.875%,  3/22/2030
c,d
243,781
Buckeye Partners, LP
40,000 3.950%,  12/1/2026 34,989
Callon Petroleum Company
36,000 8.250%,  7/15/2025 35,089
35,000 7.500%,  6/15/2030
a
32,205
Cheniere Energy Partners, LP
35,000 4.500%,  10/1/2029 31,244
15,000 3.250%,  1/31/2032
a
11,812
Cheniere Energy, Inc.
20,000 4.625%,  10/15/2028 18,011
Chesapeake Energy Corporation
80,000 6.750%,  4/15/2029
a
77,362
CNX Resources Corporation
37,000 6.000%,  1/15/2029
a
34,565
CNX Resources Corporation,
Convertible
24,000 2.250%,  5/1/2026 35,076
Comstock Resources, Inc.
17,000 6.750%,  3/1/2029
a
15,222
25,000 5.875%,  1/15/2030
a
21,500

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (63.7%) Value
Energy (5.4%) - continued
CrownRock Finance, Inc.
$ 54,000 5.625%,  10/15/2025
a
$ 50,760
DT Midstream, Inc.
75,000 4.125%,  6/15/2029
a
63,562
10,000 4.375%,  6/15/2031
a
8,375
Enbridge, Inc.
137,000 6.250%,  3/1/2078
c
121,949
48,000 5.750%,  7/15/2080
c
43,887
Endeavor Energy Resources, LP
30,000 5.750%,  1/30/2028
a
28,580
Energy Transfer, LP
115,000 6.750%,  5/15/2025
c,d
95,960
EnLink Midstream Partners, LP
50,000 4.850%,  7/15/2026 46,125
Enterprise Products Operating,
LLC
75,000 4.875%,  8/16/2077
c
59,806
EQT Corporation, Convertible
23,000 1.750%,  5/1/2026 54,176
Ferrellgas, LP
32,000 5.375%,  4/1/2026
a
27,782
Harvest Midstream, LP
81,000 7.500%,  9/1/2028
a
76,078
Hess Midstream Operations, LP
35,000 5.625%,  2/15/2026
a
33,338
27,000 5.500%,  10/15/2030
a
24,233
Hilcorp Energy I, LP/Hilcorp
Finance Company
70,000 5.750%,  2/1/2029
a
61,470
46,000 6.250%,  4/15/2032
a
40,397
Holly Energy Partners, LP/Holly
Energy Finance Corporation
52,000 6.375%,  4/15/2027
a
48,946
ITT Holdings, LLC
47,000 6.500%,  8/1/2029
a
37,600
Laredo Petroleum, Inc.
102,000 7.750%,  7/31/2029
a,b
92,022
MEG Energy Corporation
49,000 7.125%,  2/1/2027
a
49,347
MPLX, LP
107,000 6.875%,  2/15/2023
c,d
101,616
Murphy Oil Corporation
42,000 5.875%,  12/1/2027 39,197
Nabors Industries, Ltd.
80,000 7.250%,  1/15/2026
a
70,948
NuStar Logistics, LP
45,000 5.750%,  10/1/2025 42,075
Oasis Petroleum, Inc.
35,000 6.375%,  6/1/2026
a
32,375
Occidental Petroleum Corporation
60,000 8.500%,  7/15/2027 66,025
20,000 6.450%,  9/15/2036 20,500
PBF Holding Company, LLC
20,000 9.250%,  5/15/2025
a
20,925
Pioneer Natural Resources
Company, Convertible
7,000 0.250%,  5/15/2025 15,134
Plains All American Pipeline, LP
60,000 6.125%,  11/15/2022
c,d
42,600
Principal
Amount Long-Term Fixed Income (63.7%) Value
Energy (5.4%) - continued
Precision Drilling Corporation
$ 42,000 6.875%,  1/15/2029
a
$ 37,590
Range Resources Corporation
55,000 4.750%,  2/15/2030
a
49,326
SM Energy Company
44,000 6.625%,  1/15/2027 41,140
15,000 6.500%,  7/15/2028 13,796
Southwestern Energy Company
20,000 5.375%,  2/1/2029 18,552
45,000 5.375%,  3/15/2030 41,400
21,000 4.750%,  2/1/2032 17,945
Sunoco, LP
40,000 6.000%,  4/15/2027 38,135
5,000 5.875%,  3/15/2028 4,559
29,000 4.500%,  4/30/2030
a
23,414
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
82,000 5.500%,  1/15/2028
a
69,714
Teine Energy, Ltd.
25,000 6.875%,  4/15/2029
a
23,250
TransCanada Trust
125,000 5.600%,  3/7/2082
c
113,438
160,000 5.300%,  3/15/2077
c
142,400
Transocean Proteus, Ltd.
9,000 6.250%,  12/1/2024
a
8,393
Transocean, Inc.
37,000 11.500%,  1/30/2027
a
34,729
USA Compression Partners, LP
50,000 6.875%,  4/1/2026 45,485
Venture Global Calcasieu Pass,
LLC
78,000 3.875%,  8/15/2029
a
68,229
20,000 4.125%,  8/15/2031
a
17,090
W&T Offshore, Inc.
16,000 9.750%,  11/1/2023
a
15,240
Weatherford International, Ltd.
44,000 8.625%,  4/30/2030
a
36,511
Western Midstream Operating, LP
96,000 3.950%,  6/1/2025 90,600
10,000 5.500%,  8/15/2048 8,150
Total 3,196,068
Financials (19.3%)
Air Lease Corporation
174,000 4.650%,  6/15/2026
c,d
144,488
Aircastle, Ltd.
115,000 5.250%,  6/15/2026
a,c,d
94,913
Alliant Holdings Intermediate, LLC
22,000 6.750%,  10/15/2027
a
19,522
Ally Financial, Inc.
50,000 5.750%,  11/20/2025 49,259
253,000 4.700%,  5/15/2026
c,d
200,633
95,000 4.700%,  5/15/2028
c,d
70,086
Altice Financing SA
15,000 5.750%,  8/15/2029
a
12,037
American Express Company
85,000 3.550%,  9/15/2026
c,d
69,157
American Finance Trust, Inc.
68,000 4.500%,  9/30/2028
a
53,380

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (63.7%) Value
Financials (19.3%) - continued
AmWINS Group, Inc.
$ 25,000 4.875%,  6/30/2029
a
$ 20,473
Ares Capital Corporation,
Convertible
11,000 4.625%,  3/1/2024 11,426
BAC Capital Trust XIV
74,000
4.000%,  (LIBOR 3M +
0.400%), 7/18/2022
c,d
52,540
Banco Santander SA
115,000 4.750%,  11/12/2026
c,d
94,034
Bank of America Corporation
284,000 6.250%,  9/5/2024
c,d
276,048
82,000 6.100%,  3/17/2025
c,d
80,744
40,000 6.300%,  3/10/2026
c,d
39,656
200,000 4.375%,  1/27/2027
c,d
165,954
400,000 6.125%,  4/27/2027
c,d
385,750
184,000 5.875%,  3/15/2028
c,d
161,558
Bank of New York Mellon
Corporation
150,000 4.700%,  9/20/2025
c,d
146,550
Bank of Nova Scotia
212,000 4.900%,  6/4/2025
c,d
196,569
Barclays plc
100,000 8.000%,  6/15/2024
c,d
98,250
75,000 4.375%,  3/15/2028
c,d
57,515
BNP Paribas SA
105,000 6.625%,  3/25/2024
a,c,d
100,669
Canpack SA/Canpack US LLC
90,000 3.125%,  11/1/2025
a
78,248
Capital One Financial Corporation
36,000 3.950%,  9/1/2026
b,c,d
28,890
Cascades USA, Inc.
30,000 5.125%,  1/15/2026
a
27,394
Charles Schwab Corporation
176,000 5.375%,  6/1/2025
c,d
173,800
128,000 4.000%,  6/1/2026
c,d
108,500
160,000 5.000%,  6/1/2027
c,d
143,429
125,000 4.000%,  12/1/2030
c,d
96,219
Citigroup, Inc.
82,000 5.950%,  1/30/2023
c,d
80,344
68,000 5.000%,  9/12/2024
c,d
59,840
144,000 5.950%,  5/15/2025
c,d
133,683
145,000 4.000%,  12/10/2025
c,d
125,425
225,000 3.875%,  2/18/2026
c,d
186,750
107,000 4.150%,  11/15/2026
c,d
85,867
Citizens Financial Group, Inc.
80,000 4.000%,  10/6/2026
c,d
63,712
Coinbase Global, Inc., Convertible
42,000 0.500%,  6/1/2026 23,498
Comerica, Inc.
20,000 5.625%,  7/1/2025
c,d
19,800
Credit Acceptance Corporation
52,000 5.125%,  12/31/2024
*
48,984
Credit Agricole SA
48,000 6.875%,  9/23/2024
a,c,d
46,283
40,000 8.125%,  12/23/2025
a,c,d
40,972
200,000 4.750%,  3/23/2029
a,c,d
155,433
Credit Suisse Group AG
56,000 7.500%,  12/11/2023
a,c,d
53,286
40,000 7.250%,  9/12/2025
a,c,d
34,754
200,000 9.750%,  6/23/2027
a,c,d
204,250
Principal
Amount Long-Term Fixed Income (63.7%) Value
Financials (19.3%) - continued
Dai-ichi Life Insurance Company,
Ltd.
$ 230,000 5.100%,  10/28/2024
a,b,c,d
$ 227,953
Deutsche Bank AG
225,000 6.000%,  10/30/2025
c,d
194,062
Drawbridge Special Opportunities
Fund, LP
95,000 3.875%,  2/15/2026
a
87,098
Euronet Worldwide, Inc.,
Convertible
8,000 0.750%,  3/15/2049 8,090
Fifth Third Bancorp
91,000 4.500%,  9/30/2025
c,d
84,742
Fortress Transportation and
Infrastructure Investors, LLC
56,000 6.500%,  10/1/2025
a
52,837
31,000 9.750%,  8/1/2027
a
30,300
20,000 5.500%,  5/1/2028
a
16,508
FTI Consulting, Inc., Convertible
21,000 2.000%,  8/15/2023 37,825
Genworth Mortgage Holdings, Inc.
28,000 6.500%,  8/15/2025
a
26,407
Global Net Lease, Inc.
80,000 3.750%,  12/15/2027
a
66,855
Goldman Sachs Group, Inc.
215,000 5.500%,  8/10/2024
c,d
207,539
115,000 4.400%,  2/10/2025
c,d
97,347
130,000 3.650%,  8/10/2026
c,d
100,922
105,000 4.125%,  11/10/2026
c,d
85,837
Hartford Financial Services Group,
Inc.
100,000
3.536%,  (LIBOR 3M +
2.125%), 2/12/2047
a,c
78,927
HSBC Holdings plc
55,000 6.375%,  3/30/2025
c,d
53,182
66,000 6.500%,  3/23/2028
c,d
59,769
85,000 4.600%,  12/17/2030
c,d
65,336
115,000 6.500%,  9/15/2037 122,698
HUB International, Ltd.
20,000 7.000%,  5/1/2026
a
18,808
28,000 5.625%,  12/1/2029
a
23,129
Huntington Bancshares, Inc.
104,000 4.450%,  10/15/2027
c,d
92,174
Icahn Enterprises, LP
78,000 4.750%,  9/15/2024 72,798
30,000 6.375%,  12/15/2025 28,359
72,000 5.250%,  5/15/2027 63,780
iStar, Inc.
80,000 4.250%,  8/1/2025 73,885
J.P. Morgan Chase & Company
140,000
4.287%,  (LIBOR 3M +
3.320%), 10/1/2022
c,d
130,900
105,000 5.150%,  5/1/2023
c,d
99,356
40,000 6.000%,  8/1/2023
c,d
37,499
40,000 6.750%,  2/1/2024
c,d
40,267
368,000 5.000%,  8/1/2024
c,d
324,760
100,000 4.600%,  2/1/2025
c,d
84,452
85,000 3.650%,  6/1/2026
c,d
69,615
100,000
1.506%,  (LIBOR 3M +
1.000%), 5/15/2047
c
76,003
Jefferies Finance, LLC
40,000 5.000%,  8/15/2028
a
32,900

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (63.7%) Value
Financials (19.3%) - continued
KKR Real Estate Finance Trust,
Inc., Convertible
$ 5,000 6.125%,  5/15/2023 $ 4,947
Lincoln National Corporation
100,000
3.801%,  (LIBOR 3M +
2.358%), 8/17/2022
c
69,385
Lloyds Banking Group plc
40,000 7.500%,  6/27/2024
c,d
38,800
LPL Holdings, Inc.
30,000 4.000%,  3/15/2029
a
25,667
M&T Bank Corporation
100,000 3.500%,  9/1/2026
c,d
76,250
MetLife, Inc.
140,000 3.850%,  9/15/2025
c,d
124,664
152,000 5.875%,  3/15/2028
c,d
141,096
MPT Operating Partnership, LP
40,000 4.625%,  8/1/2029 35,100
Nationstar Mortgage Holdings,
Inc.
37,000 6.000%,  1/15/2027
a
32,095
NatWest Group plc
95,000 4.600%,  6/28/2031
c,d
69,944
Navient Corporation
37,000 5.500%,  1/25/2023 36,677
4,000 6.750%,  6/25/2025 3,609
10,000 5.000%,  3/15/2027 8,225
Nippon Life Insurance Company
160,000 2.900%,  9/16/2051
a,c
129,396
172,000 5.100%,  10/16/2044
a,c
170,281
172,000 3.400%,  1/23/2050
a,c
148,887
OneMain Finance Corporation
80,000 6.875%,  3/15/2025 75,821
80,000 7.125%,  3/15/2026 73,938
15,000 3.500%,  1/15/2027 12,000
20,000 6.625%,  1/15/2028 17,875
Park Intermediate Holdings, LLC
15,000 4.875%,  5/15/2029
a
12,880
Pebblebrook Hotel Trust,
Convertible
25,000 1.750%,  12/15/2026 22,262
PennyMac Financial Services, Inc.
29,000 4.250%,  2/15/2029
a
21,315
Playtika Holding Corporation
42,000 4.250%,  3/15/2029
a
34,650
PNC Financial Services Group,
Inc.
95,000 3.400%,  9/15/2026
c,d
72,136
220,000 6.000%,  5/15/2027
c,d
211,176
PRA Group, Inc.
27,000 7.375%,  9/1/2025
a
26,257
Provident Financing Trust I
25,000 7.405%,  3/15/2038 25,750
Prudential Financial, Inc.
250,000 5.125%,  3/1/2052
c
230,787
138,000 5.625%,  6/15/2043
c
134,543
126,000 5.200%,  3/15/2044
c
119,117
20,000 3.700%,  10/1/2050
c
16,741
Radian Group, Inc.
37,000 4.875%,  3/15/2027 33,138
Regions Financial Corporation
80,000 5.750%,  6/15/2025
c,d
79,217
Principal
Amount Long-Term Fixed Income (63.7%) Value
Financials (19.3%) - continued
Rocket Mortgage Co-Issuer, Inc.
$ 30,000 3.625%,  3/1/2029
a
$ 23,590
Service Properties Trust
25,000 4.650%,  3/15/2024 21,483
58,000 7.500%,  9/15/2025 53,143
20,000 5.500%,  12/15/2027 16,200
SLM Corporation
10,000 4.200%,  10/29/2025 9,060
Societe Generale SA
40,000 8.000%,  9/29/2025
a,c,d
39,182
Standard Chartered plc
105,000 6.000%,  7/26/2025
a,c,d
99,436
Starwood Property Trust, Inc.,
Convertible
11,000 4.375%,  4/1/2023 10,863
Sumitomo Life Insurance Company
175,000 3.375%,  4/15/2081
a,c
149,939
Summit Hotel Properties, Inc.,
Convertible
16,000 1.500%,  2/15/2026 13,520
SVB Financial Group
130,000 4.000%,  5/15/2026
c,d
99,057
160,000 4.250%,  11/15/2026
c,d
120,725
Truist Financial Corporation
160,000 4.950%,  9/1/2025
c,d
155,750
90,000 5.100%,  3/1/2030
c,d
81,450
U.S. Bancorp
120,000 3.700%,  1/15/2027
c,d
92,100
UBS Group AG
200,000 4.875%,  2/12/2027
a,c,d
167,292
United Wholesale Mortgage, LLC
31,000 5.500%,  4/15/2029
a
23,735
USB Realty Corporation
133,000
2.191%,  (LIBOR 3M +
1.147%), 1/15/2027
a,c,d
106,583
VICI Properties, LP/VICI Note
Company, Inc.
17,000 4.625%,  6/15/2025
a
16,171
20,000 3.750%,  2/15/2027
a
17,591
Wells Fargo & Company
212,000 3.900%,  3/15/2026
c,d
182,585
30,000
1.544%,  (LIBOR 3M +
0.500%), 1/15/2027
c
27,828
XHR, LP
32,000 4.875%,  6/1/2029
a
27,451
Total 11,482,851
Technology (2.3%)
Akamai Technologies, Inc.,
Convertible
21,000 0.125%,  5/1/2025 22,984
14,000 0.375%,  9/1/2027 13,909
Black Knight InfoServ, LLC
46,000 3.625%,  9/1/2028
a
39,966
Block, Inc., Convertible
4,000 0.500%,  5/15/2023 4,328
CommScope Technologies
Finance, LLC
30,000 6.000%,  6/15/2025
a
25,950
Gartner, Inc.
30,000 3.625%,  6/15/2029
a
25,991

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (63.7%) Value
Technology (2.3%) - continued
$ 85,000 3.750%,  10/1/2030
a
$ 72,356
InterDigital, Inc., Convertible
4,000 3.500%,  6/1/2027
a
4,048
Iron Mountain, Inc.
65,000 4.875%,  9/15/2027
a
58,731
15,000 5.000%,  7/15/2028
a
13,285
37,000 4.875%,  9/15/2029
a
31,447
60,000 5.250%,  7/15/2030
a
52,164
48,000 4.500%,  2/15/2031
a
39,223
Lumentum Holdings, Inc.,
Convertible
19,000 0.250%,  3/15/2024 26,353
MACOM Technology Solutions
Holdings, Inc., Convertible
8,000 0.250%,  3/15/2026 6,960
Microchip Technology, Inc.,
Convertible
4,000 0.125%,  11/15/2024 3,980
13,000 1.625%,  2/15/2027 21,588
Minerva Merger Sub, Inc.
50,000 6.500%,  2/15/2030
a
41,579
MSCI, Inc.
40,000 4.000%,  11/15/2029
a
35,453
NCR Corporation
119,000 6.125%,  9/1/2029
a
102,918
Nielsen Finance, LLC
30,000 4.500%,  7/15/2029
a
27,102
ON Semiconductor Corporation,
Convertible
5,000 Zero Coupon,  5/1/2027 5,755
Open Text Corporation
85,000 4.125%,  2/15/2030
a
73,529
Progress Software Corporation,
Convertible
7,000 1.000%,  4/15/2026 6,759
PTC, Inc.
10,000 3.625%,  2/15/2025
a
9,458
35,000 4.000%,  2/15/2028
a
31,628
Qorvo, Inc.
35,000 3.375%,  4/1/2031
a
27,522
Rackspace Technology Global,
Inc.
65,000 5.375%,  12/1/2028
a
42,476
Sabre GLBL, Inc., Convertible
5,000 4.000%,  4/15/2025 5,140
Seagate HDD Cayman
69,000 3.125%,  7/15/2029 54,145
107,000 3.375%,  7/15/2031 83,157
Sensata Technologies, Inc.
100,000 3.750%,  2/15/2031
a
80,146
Shift4 Payments, LLC
10,000 4.625%,  11/1/2026
a
8,850
SS&C Technologies, Inc.
124,000 5.500%,  9/30/2027
a
115,637
Switch, Ltd.
45,000 3.750%,  9/15/2028
a
44,512
Teradyne, Inc., Convertible
1,000 1.250%,  12/15/2023 2,831
Verint Systems, Inc., Convertible
19,000 0.250%,  4/15/2026 17,338
Principal
Amount Long-Term Fixed Income (63.7%) Value
Technology (2.3%) - continued
Viavi Solutions, Inc.
$ 32,000 3.750%,  10/1/2029
a
$ 26,801
Viavi Solutions, Inc., Convertible
2,000 1.000%,  3/1/2024 2,255
Vishay Intertechnology, Inc.,
Convertible
14,000 2.250%,  6/15/2025 13,248
Ziff Davis, Inc., Convertible
30,000 1.750%,  11/1/2026
a
28,905
Total 1,350,407
Transportation (1.0%)
AerCap Holdings NV
60,000 5.875%,  10/10/2079
c
51,398
Air Transport Services Group, Inc.,
Convertible
10,000 1.125%,  10/15/2024 10,795
American Airlines, Inc.
92,000 11.750%,  7/15/2025
a
95,211
128,000 5.500%,  4/20/2026
a
117,604
Avis Budget Car Rental, LLC
40,000 5.375%,  3/1/2029
a,b
33,273
Delta Air Lines, Inc.
23,000 7.000%,  5/1/2025
a
23,280
9,000 7.375%,  1/15/2026 8,986
Greenbrier Companies, Inc.,
Convertible
9,000 2.875%,  4/15/2028 8,370
Hawaiian Brand Intellectual
Property, Ltd.
20,000 5.750%,  1/20/2026
a
17,924
Hertz Corporation
28,000 4.625%,  12/1/2026
a
23,410
33,000 5.000%,  12/1/2029
a
25,410
JetBlue Airways Corporation,
Convertible
20,000 0.500%,  4/1/2026 14,710
Meritor, Inc., Convertible
9,000 3.250%,  10/15/2037 9,822
Southwest Airlines Company,
Convertible
32,000 1.250%,  5/1/2025 37,680
United Airlines, Inc.
44,000 4.375%,  4/15/2026
a
38,771
35,000 4.625%,  4/15/2029
a
29,689
VistaJet Malta Finance plc
45,000 6.375%,  2/1/2030
a
36,000
XPO Logistics, Inc.
5,000 6.250%,  5/1/2025
a
4,963
Total 587,296
U.S. Government & Agencies (10.9%)
U.S. Treasury Bonds
2,740,000 1.375%,  11/15/2031 2,376,522
U.S. Treasury Notes
4,430,000 1.250%,  12/31/2026 4,094,635
Total 6,471,157

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (63.7%) Value
Utilities (3.4%)
Algonquin Power & Utilities
Corporation
$ 140,000 4.750%,  1/18/2082
c
$ 116,197
American Electric Power
Company, Inc.
200,000 3.875%,  2/15/2062
c
158,151
Calpine Corporation
44,000 4.500%,  2/15/2028
a
39,947
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
34,000 5.500%,  6/15/2031
a
28,952
Dominion Energy, Inc.
111,000 4.650%,  12/15/2024
c,d
98,639
120,000 4.350%,  1/15/2027
c,d
98,700
Duke Energy Corporation
102,000 3.250%,  1/15/2082
c
79,726
51,000 4.875%,  9/16/2024
c,d
46,410
Edison International
170,000 5.000%,  12/15/2026
c,d
135,257
Energy Transfer, LP
199,000 6.500%,  11/15/2026
c,d
175,900
NextEra Energy Capital Holdings,
Inc.
145,000 3.800%,  3/15/2082
c
116,399
NextEra Energy Operating
Partners, LP
95,000 3.875%,  10/15/2026
a
86,925
NextEra Energy Partners, LP,
Convertible
33,000 Zero Coupon,  11/15/2025
a
34,106
NiSource, Inc.
77,000 5.650%,  6/15/2023
c,d
69,298
NRG Energy, Inc.
110,000 3.375%,  2/15/2029
a
88,705
15,000 5.250%,  6/15/2029
a
13,387
NRG Energy, Inc., Convertible
14,000 2.750%,  6/1/2048 15,029
PG&E Corporation
40,000 5.000%,  7/1/2028 33,755
Sempra Energy
95,000 4.125%,  4/1/2052
c
76,168
40,000 4.875%,  10/15/2025
c,d
36,799
Southern Company
120,000 4.000%,  1/15/2051
c
107,578
64,000 3.750%,  9/15/2051
c
54,379
Suburban Propane Partners, LP
40,000 5.875%,  3/1/2027 37,728
20,000 5.000%,  6/1/2031
a
17,008
TerraForm Power Operating, LLC
95,000 5.000%,  1/31/2028
a
86,045
TransCanada Trust
115,000 5.625%,  5/20/2075
c
108,535
Vistra Operations Company, LLC
75,000 5.000%,  7/31/2027
a
68,183
Total 2,027,906
Total Long-Term Fixed Income
(cost $43,241,664) 37,811,446
Shares
Registered Investment
Companies ( 24.1% ) Value
Unaffiliated  (16.0%)
71,700 Aberdeen Asia-Pacific Income
Fund, Inc. $ 209,364
27,756 AllianceBernstein Global High
Income Fund, Inc. 271,176
8,831 Allspring Global Dividend
Opportunities Fund 38,503
36,673 Allspring Income Opportunities
Fund 238,008
18,287 Barings Global Short Duration
High Yield Fund 237,914
18,147 BlackRock Core Bond Trust 205,424
22,354 BlackRock Corporate High Yield
Fund, Inc. 213,034
21,911 BlackRock Credit Allocation
Income Trust 238,611
1,800 BlackRock Debt Strategies Fund,
Inc. 16,452
2,800 BlackRock Enhanced Equity
Dividend Trust 24,724
18,401 BlackRock Enhanced Global
Dividend Trust 179,778
6,300 BlackRock Enhanced International
Dividend Trust 31,878
3,650 BlackRock Floating Rate Income
Strategies Fund, Inc. 41,573
13,900 BlackRock Income Trust, Inc. 63,106
18,018 BlackRock Multi-Sector Income
Trust 256,036
13,600 Blackstone Strategic Credit Fund
b
151,912
60,189 BNY Mellon High Yield Strategies
Fund 136,629
3,018 Brookfield Real Assets Income
Fund, Inc. 55,622
13,932 Delaware Ivy High Income
Opportunities Fund
b
142,664
27,960 Eaton Vance Limited Duration
Income Fund 288,827
3,399 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 26,206
22,736 First Trust High Income Long/Short
Fund 259,190
12,566 First Trust Senior Floating Rate
Income Fund II 125,534
9,669 Invesco Dynamic Credit
Opportunities Fund
e
103,613
3,500 Invesco Variable Rate Preferred
ETF
b
77,665
60,580 iShares S&P U.S. Preferred Stock
Index Fund
b
1,991,870
11,923 New America High Income Fund,
Inc. 81,196
50,362 Nuveen Credit Strategies Income
Fund 261,882
15,307 Nuveen Global High Income Fund 177,255
7,700 Nuveen Preferred Income
Opportunities Fund 58,905
8,600 Nuveen Quality Preferred Income
Fund II 62,436
15,804 Nuveen Short Duration Credit
Opportunities Fund 190,122
25,171 PGIM Global High Yield Fund, Inc. 288,711
22,455 PGIM High Yield Bond Fund, Inc. 276,421
8,462 Pimco Dynamic Income Fund 176,602
2,144 Pioneer High Income Fund, Inc. 15,137

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (24.1%) Value
Unaffiliated  (16.0%)- continued
9,350 SPDR Bloomberg High Yield Bond
ETF
b
$ 848,139
8,815 SPDR Bloomberg Short Term High
Yield Bond ETF 212,618
21,037 Templeton Emerging Markets
Income Fund 113,389
5,123 Tri-Continental Corporation 134,069
4,500 Vanguard Short-Term Corporate
Bond ETF 343,170
16,300 Virtus AllianzGI Convertible &
Income Fund
b
59,984
2,525 Virtus AllianzGI Equity &
Convertible Income Fund 52,394
12,847 Virtus Dividend, Interest &
Premium Strategy Fund 148,254
7,333 Voya Asia Pacific High Dividend
Equity Income Fund 51,038
26,668 Voya Global Equity Dividend &
Premium Opportunity Fund 146,674
46,879 Western Asset High Income
Opportunity Fund, Inc. 185,641
Total 9,509,350
Affiliated  (8.1%)
639,330 Thrivent Core Emerging Markets
Debt Fund 4,794,973
Total 4,794,973
Total Registered Investment
Companies (cost $17,432,434) 14,304,323
Shares
Collateral Held for Securities
Loaned ( 6.2% ) Value
3,707,344 Thrivent Cash Management Trust 3,707,344
Total Collateral Held for
Securities Loaned
(cost $3,707,344) 3,707,344
Shares Preferred Stock ( 5.8% ) Value
Communications Services (0.5%)
10,950 AT&T, Inc., 4.750%
d
209,692
137 Paramount Global, Convertible,
5.750%
b
5,409
5,000 Telephone and Data Systems, Inc.,
6.000%
d
92,050
Total 307,151
Consumer Discretionary (0.2%)
4,500 Ford Motor Company, 6.000% 108,045
Total 108,045
Consumer Staples (0.1%)
2,000 CHS, Inc., 6.750%
c,d
51,280
Total 51,280
Energy (0.3%)
10,535 Crestwood Equity Partners, LP,
9.250%
d
95,868
525 Energy Transfer, LP, 7.600%
c,d
12,233
Shares Preferred Stock (5.8%) Value
Energy (0.3%) - continued
1,415 Nustar Logistics, LP, 7.778%
c
$ 33,889
Total 141,990
Financials (3.6%)
3,750 Aegon Funding Corporation II,
5.100% 78,750
7,000 Allstate Corporation, 5.100%
d
156,520
4,200 American International Group, Inc.
5.850%
d
105,840
6,500 Bank of America Corporation,
4.250%
d
120,250
1,000 Bank of America Corporation,
5.000%
d
21,290
1,089 Bank of America Corporation,
5.375%
d
24,971
11 Bank of America Corporation,
Convertible, 7.250%
d
13,249
4,250 Capital One Financial Corporation,
5.000%
b,d
86,062
2,000 Citigroup Capital XIII, 7.609%
c
53,600
6,700 Equitable Holdings, Inc., 5.250%
d
141,370
65 First Horizon Bank, 3.750%
a,c,d
52,819
2,000 First Horizon Corporation, 6.500%
d
50,780
6,500 First Republic Bank, 4.500%
d
120,250
5,700 J.P. Morgan Chase & Company,
4.200%
d
105,678
5,450 J.P. Morgan Chase & Company,
4.750%
d
116,358
1,700 J.P. Morgan Chase & Company,
5.750%
d
42,347
4,800 Morgan Stanley, 5.850%
c,d
118,704
4,200 Morgan Stanley, 7.125%
c,d
110,166
3,250 Regions Financial Corporation,
5.700%
c,d
75,823
250 Synovus Financial Corporation,
5.875%
c,d
6,208
4,100 Truist Financial Corporation,
4.750%
d
82,082
11,500 Wells Fargo & Company, 4.250%
d
202,170
5,000 Wells Fargo & Company, 4.750%
d
97,250
146 Wells Fargo & Company,
Convertible, 7.500%
d
177,464
Total 2,160,001
Health Care (0.1%)
444 Becton, Dickinson and Company,
Convertible, 6.000% 21,960
224 Boston Scientific Corporation,
Convertible, 5.500% 22,723
5 Danaher Corporation, Convertible,
5.000% 6,616
Total 51,299
Industrials (<0.1%)
112 Stanley Black & Decker, Inc.,
Convertible, 5.250% 7,548
Total 7,548
Real Estate (0.3%)
4,500 Public Storage, 3.950%
d
82,080
4,775 Public Storage, 4.125%
b,d
92,921
800 Public Storage, 4.625%
d
17,592

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock (5.8%) Value
Real Estate (0.3%) - continued
200 Public Storage, 4.700%
d
$ 4,416
Total 197,009
Utilities (0.7%)
360 AES Corporation, Convertible,
6.875% 31,079
169 American Electric Power
Company, Inc., Convertible,
6.125% 9,126
9,775 CMS Energy Corporation, 4.200%
d
173,702
473 NextEra Energy, Inc., Convertible,
4.872% 26,635
144 NextEra Energy, Inc., Convertible,
5.279% 7,149
37 NiSource, Inc., Convertible,
7.750% 4,208
6,950 Southern Company, 4.950% 151,878
Total 403,777
Total Preferred Stock
(cost $4,217,008) 3,428,100
Shares Common Stock ( 1.5% ) Value
Communications Services (0.1%)
416 AT&T, Inc. 8,719
99 Charter Communications, Inc.
f
46,385
56 Paramount Global 1,382
33 Twitter, Inc.
f
1,234
31 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
f
473
Total 58,193
Consumer Discretionary (<0.1%)
91 Bloomin' Brands, Inc. 1,512
8 Booking Holdings, Inc.
f
13,992
174 Callaway Golf Company
f
3,550
93 Dick's Sporting Goods, Inc. 7,009
16 Vail Resorts, Inc. 3,489
Total 29,552
Energy (0.1%)
163 Pioneer Natural Resources
Company 36,362
Total 36,362
Financials (0.5%)
1,878 AG Mortgage Investment Trust,
Inc. 12,677
3,158 Annaly Capital Management, Inc. 18,664
1,700 Apollo Commercial Real Estate
Finance, Inc. 17,748
102 Bank of America Corporation 3,175
4,000 BlackRock TCP Capital
Corporation 50,120
266 Blackstone Mortgage Trust, Inc. 7,360
2,800 Chimera Investment Corporation 24,696
984 FS KKR Capital Corporation 19,109
4,239 Golub Capital BDC, Inc. 54,938
2,611 Granite Point Mortgage Trust, Inc. 24,987
50 Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 1,893
538 KKR & Company, Inc. 24,904
Shares Common Stock (1.5%) Value
Financials (0.5%) - continued
2,647 Two Harbors Investment
Corporation $ 13,182
100 Wells Fargo & Company 3,917
Total 277,370
Health Care (0.2%)
30 Becton, Dickinson and Company 7,396
15 Boston Scientific Corporation
f
559
189 Danaher Corporation 47,915
124 Elevance Health, Inc. 59,840
482 Ionis Pharmaceuticals, Inc.
f
17,844
28 Jazz Pharmaceuticals, Inc.
f
4,368
Total 137,922
Industrials (0.2%)
199 Aerojet Rocketdyne Holdings, Inc.
f
8,079
238 Chart Industries, Inc.
f
39,836
254 FTI Consulting, Inc.
f
45,936
159 Greenbrier Companies, Inc. 5,722
137 JetBlue Airways Corporation
f
1,147
214 Kaman Corporation 6,688
101 Patrick Industries, Inc. 5,236
157 Southwest Airlines Company
f
5,671
Total 118,315
Information Technology (0.2%)
72 Akamai Technologies, Inc.
f
6,576
106 Broadcom, Inc. 51,496
234 II-VI, Inc.
f
11,922
128 Lumentum Holdings, Inc.
f
10,166
12 Microchip Technology, Inc. 697
680 ON Semiconductor Corporation
f
34,211
1,231 Sabre Corporation
f
7,177
188 SunPower Corporation
f
2,972
73 Western Digital Corporation
f
3,272
Total 128,489
Real Estate (0.1%)
3,044 AGNC Investment Corporation 33,697
3,744 New Residential Investment
Corporation 34,894
339 Pebblebrook Hotel Trust 5,617
Total 74,208
Utilities (0.1%)
111 American Electric Power
Company, Inc. 10,649
115 DTE Energy Company 14,576
51 NextEra Energy Partners, LP 3,782
86 NextEra Energy, Inc. 6,662
547 NiSource, Inc. 16,131
Total 51,800
Total Common Stock
(cost $994,692) 912,211

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Short-Term Investments ( 3.1% ) Value
Thrivent Core Short-Term Reserve
Fund
186,164 1.630% $ 1,861,636
Total Short-Term Investments
(cost $1,861,582) 1,861,636
Total Investments (cost
$71,454,724) 104.4% $62,025,060
Other Assets and Liabilities, Net
(4.4%) (2,633,058)
Total Net Assets 100.0% $59,392,002
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2022, the value of these investments was $15,274,226 or 25.7% of
total net assets.
b All or a portion of the security is on loan.
c Denotes variable rate securities. The rate shown is as of
June 30, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Non-income producing security.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Multidimensional Income Portfolio as of June 30, 2022
was $48,984 or 0.08% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of June 30, 2022.
Security
Acquisition
Date Cost
Credit Acceptance Corporation,
12/31/2024 5/29/2020 $ 51,556
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Multidimensional Income
Portfolio as of June 30, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 538,264
Common Stock 3,071,405
Total lending $3,609,669
Gross amount payable upon return of
collateral for securities loaned $3,707,344
Net amounts due to counterparty $97,675
Definitions:
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 359,089
Gross unrealized depreciation (9,875,493)
Net unrealized appreciation (depreciation) $ (9,516,404)
Cost for federal income tax purposes $ 71,541,464

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2022, in valuing Multidimensional Income Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Basic Materials 1,106,409 – 1,106,409 –
Capital Goods 2,073,275 – 2,073,275 –
Collateralized Mortgage Obligations 55,630 – 55,630 –
Communications Services 3,083,001 – 3,083,001 –
Consumer Cyclical 3,407,236 – 3,407,236 –
Consumer Non-Cyclical 2,970,210 – 2,970,210 –
Energy 3,196,068 – 3,196,068 –
Financials 11,482,851 – 11,482,851 –
Technology 1,350,407 – 1,350,407 –
Transportation 587,296 – 587,296 –
U.S. Government & Agencies 6,471,157 – 6,471,157 –
Utilities 2,027,906 – 2,027,906 –
Registered Investment Companies
Unaffiliated 9,509,350 9,405,737 – 103,613
Preferred Stock
Communications Services 307,151 307,151 – –
Consumer Discretionary 108,045 108,045 – –
Consumer Staples 51,280 51,280 – –
Energy 141,990 141,990 – –
Financials 2,160,001 2,107,182 52,819 –
Health Care 51,299 51,299 – –
Industrials 7,548 7,548 – –
Real Estate 197,009 197,009 – –
Utilities 403,777 403,777 – –
Common Stock
Communications Services 58,193 57,720 473 –
Consumer Discretionary 29,552 29,552 – –
Energy 36,362 36,362 – –
Financials 277,370 277,370 – –
Health Care 137,922 137,922 – –
Industrials 118,315 118,315 – –
Information Technology 128,489 128,489 – –
Real Estate 74,208 74,208 – –
Utilities 51,800 51,800 – –
Subtotal Investments in Securities $51,661,107 $13,692,756 $37,864,738 $103,613
Other Investments  * Total
Affiliated Registered Investment Companies 4,794,973
Affiliated Short-Term Investments 1,861,636
Collateral Held for Securities Loaned 3,707,344
Subtotal Other Investments $10,363,953
Total Investments at Value $62,025,060
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Multidimensional Income
Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
6/30/2022
Shares Held at
6/30/2022
% of Net
Assets
6/30/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $5,153 $1,171 $200 $4,795 639 8.1%
Total Affiliated Registered Investment
Companies 5,153 4,795 8.1
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% 2,275 26,856 27,269 1,862 186 3.1
Total Affiliated Short-Term Investments 2,275 1,862 3.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 3,343 38,979 38,615 3,707 3,707 6.2
Total Collateral Held for Securities Loaned 3,343 3,707 6.2
Total Value $10,771 $10,364
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 6/30/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(68) $(1,261) $ – $146
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% – – – 7
Total Income/Non Income Cash from Affiliated
Investments $153
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 26
Total Affiliated Income from Securities Loaned, Net $26
Total Value $(68) $(1,261) $ –

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 12.5% )
a
Value
Basic Materials (0.6%)
Flexsys Holdings, Inc., Term Loan
$ 533,662
6.916%,  (LIBOR 1M +
5.250%), 11/1/2028
b,c
$ 492,304
Innophos Holdings, Inc., Term
Loan
303,025
5.166%,  (LIBOR 1M +
3.500%), 2/7/2027
b,c
290,146
Venator Finance SARL, Term Loan
379,031
4.666%,  (LIBOR 1M +
3.000%), 8/8/2024
b,c
355,342
Total 1,137,792
Capital Goods (2.4%)
AZZ, Inc., Term Loan
95,000
5.875%,  (TSFR1M +
4.250%), 5/6/2029
b,c
90,487
BW Holding, Inc., Delayed Draw
56,306
5.175%,  (LIBOR 3M +
4.000%), 12/14/2028
b
52,717
BW Holding, Inc., Term Loan
213,783
5.175%,  (LIBOR 1M +
4.000%), 12/14/2028
b
200,155
56,858
5.547%,  (TSFR1M +
4.000%), 12/14/2028
b
53,233
CP Atlas Buyer, Inc., Term Loan
390,140
5.416%,  (LIBOR 1M +
3.750%), 11/23/2027
b
341,536
Foley Products Company, LLC,
Term Loan
265,335
6.954%,  (SOFRRATE +
4.750%), 2/16/2029
b
250,410
Grinding Media, Inc., Term Loan
530,987
4.796%,  (LIBOR 3M +
4.000%), 10/12/2028
b,c
483,199
Groupe Solmax, Inc., Term Loan
312,632
7.000%,  (LIBOR 3M +
4.750%), 7/23/2028
b
278,764
HRNI Holdings, LLC, Term Loan
194,750
5.916%,  (LIBOR 1M +
4.250%), 12/10/2028
b
188,907
Hyperion Materials &
Technologies, Inc., Term Loan
163,180
6.075%,  (LIBOR 3M +
4.500%), 8/30/2028
b
153,593
LABL, Inc., Term Loan
101,988
6.666%,  (LIBOR 1M +
5.000%), 10/29/2028
b
93,999
LRS Holdings, LLC, Term Loan
204,970
5.916%,  (LIBOR 1M +
4.250%), 8/31/2028
b,c
191,135
LTR Intermediate Holdings, Inc.,
Term Loan
166,161
6.750%,  (LIBOR 3M +
4.500%), 5/7/2028
b
151,760
Mauser Packaging Solutions
Holding Company, Term Loan
426,692
4.312%,  (LIBOR 1M +
3.250%), 4/3/2024
b
400,467
Natgasoline, LLC, Term Loan
361,875
5.188%,  (LIBOR 1M +
3.500%), 11/14/2025
b,c
344,686
Principal
Amount Bank Loans (12.5%)
a
Value
Capital Goods (2.4%) - continued
Novae, LLC, Delayed Draw
$ 89,000
6.625%,  (SOFRRATE +
5.000%), 12/22/2028
b
$ 83,364
Novae, LLC, Term Loan
310,721
6.625%,  (SOFRRATE +
5.000%), 12/22/2028
b
291,043
Pactiv Evergreen Group Holdings,
Inc., Term Loan
206,850
4.916%,  (LIBOR 1M +
3.250%), 2/5/2026
b
192,501
Smyrna Ready Mix Concrete, LLC,
Term Loan
240,000
5.875%,  (TSFR1M +
4.250%), 4/1/2029
b,c
221,400
TricorBraun Holdings, Inc., Term
Loan
594,180
4.916%,  (LIBOR 1M +
3.250%), 3/3/2028
b
551,209
Venga Finance SARL, Term Loan
206,000
0.000%,  (LIBOR 2M +
4.750%), 12/3/2028
b,c,d,e
191,580
Total 4,806,145
Communications Services (2.3%)
CMG Media Corporation, Term
Loan
625,475
5.166%,  (LIBOR 1M +
3.500%), 12/17/2026
b
574,918
CommScope, Inc., Term Loan
768,275
4.916%,  (LIBOR 1M +
3.250%), 4/4/2026
b
688,090
DIRECTV Financing, LLC, Term
Loan
559,500
6.666%,  (LIBOR 1M +
5.000%), 8/2/2027
b
513,576
iHeartCommunications, Inc., Term
Loan
320,155
4.666%,  (LIBOR 1M +
3.000%), 5/1/2026
b
296,678
Metronet Systems Holdings, LLC,
Term Loan
258,510
5.055%,  (LIBOR 1M +
3.750%), 6/2/2028
b
238,690
NEP Group, Inc., Term Loan
603,186
4.916%,  (LIBOR 1M +
3.250%), 10/20/2025
b
559,238
77,000
8.666%,  (LIBOR 1M +
7.000%), 10/19/2026
b,d,e
70,407
ORBCOMM, Inc., Term Loan
133,987
5.916%,  (LIBOR 1M +
4.250%), 9/1/2028
b
123,492
Sharp Midco, LLC, Term Loan
70,823
6.250%,  (LIBOR 3M +
4.000%), 1/20/2029
b,c
66,219
Xplornet Communications, Inc.,
Term Loan
282,862
5.666%,  (LIBOR 1M +
4.000%), 10/1/2028
b
257,606
245,000
8.666%,  (LIBOR 1M +
7.000%), 10/1/2029
b,c
219,275
Zacapa SARL, Term Loan
91,770
6.304%,  (SOFRRATE +
4.250%), 3/22/2029
b
85,438

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (12.5%)
a
Value
Communications Services (2.3%) - continued
Zayo Group Holdings, Inc., Term
Loan
$ 877,428
4.666%,  (LIBOR 1M +
3.000%), 3/9/2027
b
$ 806,453
Total 4,500,080
Consumer Cyclical (1.3%)
AI Aqua Merger Sub, Inc., Term
Loan
106,875
4.831%,  (TSFR1M +
3.750%), 7/30/2028
b
97,123
Allen Media, LLC, Term Loan
123,592
7.704%,  (LIBOR 3M +
5.500%), 2/10/2027
b
109,256
American Trailer World
Corporation, Term Loan
278,593
5.375%,  (LIBOR 1M +
3.750%), 3/5/2028
b
237,966
Great Canadian Gaming
Corporation, Term Loan
90,000
6.096%,  (LIBOR 3M +
4.000%), 11/1/2026
b
84,465
PetSmart, LLC, Term Loan
754,300
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
707,910
Secure Acquisition, Inc., Delayed
Draw
27,000
0.000%,  (LIBOR 1M +
5.000%), 12/23/2028
b,c,d,e
25,110
Secure Acquisition, Inc., Term
Loan
184,538
7.250%,  (LIBOR 3M +
5.000%), 12/23/2028
b,c
171,620
Staples, Inc., Term Loan
166,419
5.786%,  (LIBOR 3M +
4.500%), 9/12/2024
b
152,504
298,205
6.286%,  (LIBOR 3M +
5.000%), 4/12/2026
b
258,526
Tenneco, Inc., Term Loan
569,510
4.666%,  (LIBOR 1M +
3.000%), 10/1/2025
b
546,729
Voyage Digital NZ/US, Term Loan
266,000
0.000%,  (SOFRRATE +
4.500%), 5/13/2029
b,c,d,e
252,700
Total 2,643,909
Consumer Non-Cyclical (2.2%)
Alltech, Inc., Term Loan
217,905
5.666%,  (LIBOR 1M +
4.000%), 10/15/2028
b
203,650
Bausch Health Companies, Inc.,
Term Loan
416,000
0.000%,  (SOFRRATE +
5.250%), 2/1/2027
b,d,e
355,634
Blue Ribbon, LLC, Term Loan
144,375
7.062%,  (LIBOR 1M +
6.000%), 5/7/2028
b
131,381
Chobani, LLC, Term Loan
245,625
5.166%,  (LIBOR 1M +
3.500%), 10/23/2027
b
222,168
Principal
Amount Bank Loans (12.5%)
a
Value
Consumer Non-Cyclical (2.2%) - continued
City Brewing Company, LLC, Term
Loan
$ 345,723
4.469%,  (LIBOR 1M +
3.500%), 4/5/2028
b
$ 305,965
CNT Holdings I Corporation, Term
Loan
316,000
4.690%,  (LIBOR 1M +
3.500%), 11/8/2027
b
299,344
90,000
7.940%,  (LIBOR 1M +
6.750%), 11/6/2028
b
86,325
Del Monte Foods, Inc., Term Loan
100,000
5.684%,  (SOFRRATE +
4.250%), 5/16/2029
b
94,000
Gainwell Acquisition Corporation,
Term Loan
523,358
6.250%,  (LIBOR 3M +
4.000%), 10/1/2027
b
493,919
Global Medical Response, Inc.,
Term Loan
162,362
5.916%,  (LIBOR 1M +
4.250%), 3/14/2025
b
150,693
1,235,592
5.250%,  (LIBOR 1M +
4.250%), 10/2/2025
b
1,146,790
Herens US Holdco Corporation,
Term Loan
237,608
6.250%,  (LIBOR 3M +
4.000%), 7/2/2028
b
211,471
Mamba Purchaser, Inc., Term Loan
50,000
8.095%,  (LIBOR 1M +
6.500%), 10/14/2029
b
47,750
Packaging Coordinators Midco,
Inc., Term Loan
203,455
6.000%,  (LIBOR 3M +
3.750%), 11/30/2027
b
191,842
Pegasus Bidco BV, Term Loan
127,000
0.000%,  (TSFR1M +
4.250%), 5/5/2029
b,d,e
120,174
Spectrum Group Buyer, Inc., Term
Loan
366,000
7.250%,  (TSFR1M +
6.500%), 5/19/2028
b
355,660
Total 4,416,766
Energy (0.2%)
GIP II Blue Holding, LP, Term Loan
318,638
6.750%,  (LIBOR 3M +
4.500%), 9/29/2028
b
308,148
Total 308,148
Financials (0.7%)
Asurion, LLC, Term Loan
206,850
4.916%,  (LIBOR 1M +
3.250%), 12/23/2026
b
187,071
671,500
4.916%,  (LIBOR 1M +
3.250%), 7/31/2027
b
606,029
415,000
6.916%,  (LIBOR 1M +
5.250%), 2/3/2028
b
352,750
Rinchem Company, LLC, Term
Loan
67,000
6.654%,  (SOFRRATE +
4.500%), 3/2/2029
b,c
62,561

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (12.5%)
a
Value
Financials (0.7%) - continued
Stonepeak Taurus Lower Holdings,
LLC, Term Loan
$ 100,000
9.154%,  (SOFRRATE +
7.000%), 1/28/2030
b,c
$ 91,500
Total 1,299,911
Technology (1.4%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
460,902
4.739%,  (LIBOR 3M +
3.500%), 8/21/2026
b
394,647
Crown Subsea Communications
Holding, Inc., Term Loan
420,719
5.812%,  (LIBOR 1M +
4.750%), 4/27/2027
b,c
399,683
Gogo Intermediate Holdings, LLC,
Term Loan
450,450
4.989%,  (LIBOR 3M +
3.750%), 4/30/2028
b
425,225
Gridiron Fiber Corporation, Term
Loan
153,615
6.750%,  (LIBOR 3M +
4.500%), 10/4/2028
b
144,398
Lummus Technology Holdings V,
LLC, Term Loan
310,121
5.166%,  (LIBOR 1M +
3.500%), 6/30/2027
b
285,867
Rackspace Technology Global,
Inc., Term Loan
913,438
4.160%,  (LIBOR 3M +
2.750%), 2/9/2028
b
830,086
Redstone Holdco 2 LP, Term Loan
269,892
5.934%,  (LIBOR 3M +
4.750%), 4/27/2028
b
231,209
155,053
8.975%,  (LIBOR 3M +
7.750%), 8/6/2029
b
132,725
Total 2,843,840
Transportation (1.0%)
AAdvantage Loyalty IP, Ltd., Term
Loan
870,000
5.813%,  (LIBOR 3M +
4.750%), 4/20/2028
b
828,362
Hertz Corporation, Term Loan
74,250
4.920%,  (LIBOR 1M +
3.250%), 6/30/2028
b
69,768
14,135
4.920%,  (LIBOR 1M +
3.250%), 6/30/2028
b
13,281
Mileage Plus Holdings, LLC, Term
Loan
335,000
7.313%,  (LIBOR 3M +
5.250%), 6/20/2027
b
330,310
SkyMiles IP, Ltd., Term Loan
420,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
416,980
United Airlines, Inc., Term Loan
281,437
5.392%,  (LIBOR 1M +
3.750%), 4/21/2028
b
260,859
Total 1,919,560
Principal
Amount Bank Loans (12.5%)
a
Value
Utilities (0.4%)
EnergySolutions, LLC, Term Loan
$ 261,868
6.000%,  (LIBOR 3M +
3.750%), 5/11/2025
b
$ 242,338
GIP III Stetson I, LP, Term Loan
151,544
5.916%,  (LIBOR 1M +
4.250%), 7/18/2025
b,d,e
142,783
Osmose Utilities Services, Inc.,
Term Loan
59,550
4.916%,  (LIBOR 1M +
3.250%), 6/22/2028
b
52,888
PG&E Corporation, Term Loan
258,219
4.688%,  (LIBOR 1M +
3.000%), 6/23/2025
b
242,856
Total 680,865
Total Bank Loans
(cost $26,421,422) 24,557,016
Principal
Amount Long-Term Fixed Income ( 69.3% ) Value
Asset-Backed Securities (6.9%)
510 Asset Backed Trust
200,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
f,g
184,729
276,949
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
f,g
258,485
275,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
f,g
251,441
522 Funding CLO, Ltd.
375,000
3.463%,  (LIBOR 3M +
2.400%), 4/20/2030, Ser.
2019-4A, Class CR
b,f
359,342
Anchorage Capital CLO 16, Ltd.
450,000
3.444%,  (LIBOR 3M +
2.400%), 1/19/2035, Ser.
2020-16A, Class CR
b,f
427,116
Anchorage Capital CLO 21, Ltd.
400,000
3.463%,  (LIBOR 3M +
2.400%), 10/20/2034, Ser.
2021-21A, Class C
b,f
380,044
Ares XL CLO, Ltd.
325,000
3.844%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,f
297,588
Babson CLO, Ltd.
500,000
3.963%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,f
460,137
Barings CLO, Ltd.
350,000
4.213%,  (LIBOR 3M +
3.150%), 1/20/2032, Ser.
2016-2A, Class DR2
b,f
329,686
Benefit Street Partners CLO II, Ltd.
300,000
2.944%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,f
286,352
Benefit Street Partners CLO, Ltd.
400,000
3.194%,  (LIBOR 3M +
2.150%), 7/15/2032, Ser.
2019-17A, Class CR
b,f
375,144

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.3%) Value
Asset-Backed Securities (6.9%) - continued
Business Jet Securities, LLC
$ 438,229
4.455%,  6/15/2037, Ser.
2022-1A, Class A
f
$ 422,504
CarVal CLO, Ltd.
300,000
4.880%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
b,f
276,775
College Avenue Student Loans,
LLC
98,696
3.274%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
*,b
97,725
Colony American Finance, Ltd.
300,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
f
280,975
Dewolf Park CLO, Ltd.
350,000
3.894%,  (LIBOR 3M +
2.850%), 10/15/2030, Ser.
2017-1A, Class DR
b,f
326,534
Dryden 36 Senior Loan Fund
275,000
3.094%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,f
262,541
Education Funding Trust
286,798
2.790%,  7/25/2041, Ser.
2020-A, Class A
f
272,632
Foundation Finance Trust
7,843
3.300%,  7/15/2033, Ser.
2017-1A, Class A
f
7,848
Galaxy XIX CLO, Ltd.
475,000
3.034%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,f
444,643
Harley Marine Financing, LLC
239,792
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
f
238,820
Home RE, Ltd.
200,000
4.426%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
b,f
197,880
Longfellow Place CLO, Ltd.
400,000
3.344%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,f
384,976
Madison Park Funding XVIII, Ltd.
450,000
2.998%,  (LIBOR 3M +
1.900%), 10/21/2030, Ser.
2015-18A, Class CRR
b,f
424,349
Madison Park Funding XXI, Ltd.
400,000
3.244%,  (LIBOR 3M +
2.200%), 10/15/2032, Ser.
2016-21A, Class BRR
b,f
376,629
Mountain View CLO, Ltd.
425,000
3.394%,  (LIBOR 3M +
2.350%), 10/16/2029, Ser.
2017-1A, Class CR
b,f
403,620
Neuberger Berman CLO, Ltd.
425,000
4.044%,  (LIBOR 3M +
3.000%), 10/15/2029, Ser.
2013-15A, Class DR2
b,f
387,617
Principal
Amount Long-Term Fixed Income (69.3%) Value
Asset-Backed Securities (6.9%) - continued
OCP CLO, Ltd.
$ 450,000
3.044%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,f
$ 422,109
OZLM IX, Ltd.
550,000
2.613%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,f
530,019
Preston Ridge Partners Mortgage
Trust, LLC
350,000
3.474%,  7/25/2026, Ser.
2021-6, Class A2
f,g
322,103
Progress Residential Trust
350,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
f
331,653
ROC Securities Trust Series
200,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,f
188,744
Saxon Asset Securities Trust
120,405
3.363%,  8/25/2035, Ser.
2004-2, Class MF2
b
104,930
Sculptor CLO, Ltd.
425,000
3.463%,  (LIBOR 3M +
2.400%), 1/20/2035, Ser. 28A,
Class C
b,f
397,406
Shackleton CLO, Ltd.
250,000
3.263%,  (LIBOR 3M +
2.200%), 10/20/2034, Ser.
2021-16A, Class C
b,f
231,627
Sound Point CLO XXI, Ltd.
700,000
2.664%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,f
672,272
Sound Point CLO, Ltd.
450,000
3.313%,  (LIBOR 3M +
2.250%), 1/20/2032, Ser.
2019-1A, Class CR
b,f
420,431
Stratus CLO, Ltd.
450,000
2.591%,  (LIBOR 3M +
2.500%), 12/29/2029, Ser.
2021-1A, Class D
b,f
404,964
TCI-Flatiron CLO, Ltd.
450,000
2.946%,  (TSFR3M +
2.100%), 1/17/2032, Ser.
2016-1A, Class CR3
b,f
424,446
VCAT Asset Securitization, LLC
100,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
f,g
94,739
Whitebox CLO III, Ltd.
450,000
3.244%,  (LIBOR 3M +
2.200%), 10/15/2034, Ser.
2021-3A, Class C
b,f
417,012
Wind River CLO, Ltd.
200,000
3.063%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,f
189,841
Total 13,568,428
Basic Materials (1.8%)
Alcoa Nederland Holding BV
200,000 5.500%,  12/15/2027
f
189,500

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.3%) Value
Basic Materials (1.8%) - continued
Anglo American Capital plc
$ 63,000 3.875%,  3/16/2029
f
$ 57,940
Chemours Company
169,000 5.750%,  11/15/2028
f
144,027
Cleveland-Cliffs, Inc.
122,000 5.875%,  6/1/2027 113,769
110,000 4.625%,  3/1/2029
f,h
97,075
60,000 4.875%,  3/1/2031
f,h
52,900
Consolidated Energy Finance SA
229,000 5.625%,  10/15/2028
f
184,221
Ecolab, Inc.
58,000 2.125%,  2/1/2032 48,918
EverArc Escrow Sarl
121,000 5.000%,  10/30/2029
f
101,848
First Quantum Minerals, Ltd.
268,000 6.875%,  10/15/2027
f
239,608
Freeport-McMoRan, Inc.
133,000 4.625%,  8/1/2030 123,395
Glencore Funding, LLC
63,000 4.000%,  3/27/2027
f
60,578
Hecla Mining Company
45,000 7.250%,  2/15/2028 41,484
Hudbay Minerals, Inc.
135,000 4.500%,  4/1/2026
f
112,965
Ingevity Corporation
227,000 3.875%,  11/1/2028
f
190,112
LYB International Finance III, LLC
58,000 1.250%,  10/1/2025 52,482
Mercer International, Inc.
135,000 5.125%,  2/1/2029 115,240
Methanex Corporation
143,000 4.250%,  12/1/2024 136,207
Mosaic Company
19,000 3.250%,  11/15/2022 19,020
95,000 4.050%,  11/15/2027 92,919
Novelis Corporation
75,000 3.250%,  11/15/2026
f
63,396
40,000 4.750%,  1/30/2030
f
33,247
50,000 3.875%,  8/15/2031
f
38,510
Nutrien, Ltd.
84,000 4.000%,  12/15/2026 83,248
OCI NV
98,000 4.625%,  10/15/2025
f
94,591
Olin Corporation
250,000 5.125%,  9/15/2027 229,794
SCIL USA Holdings, LLC
116,000 5.375%,  11/1/2026
f
92,800
SPCM SA
134,000 3.375%,  3/15/2030
f
104,855
SunCoke Energy, Inc.
154,000 4.875%,  6/30/2029
f
123,060
Syngenta Finance NV
83,000 5.182%,  4/24/2028
f
84,018
Taseko Mines, Ltd.
110,000 7.000%,  2/15/2026
f
93,623
Unifrax Escrow Issuer Corporation
119,000 5.250%,  9/30/2028
f
94,950
United States Steel Corporation
224,000 6.875%,  3/1/2029
h
195,460
Principal
Amount Long-Term Fixed Income (69.3%) Value
Basic Materials (1.8%) - continued
Westlake Corporation
$ 42,000 3.600%,  8/15/2026 $ 40,887
Total 3,546,647
Capital Goods (3.2%)
Advanced Drainage Systems, Inc.
130,000 6.375%,  6/15/2030
f
126,954
AECOM
285,000 5.125%,  3/15/2027 269,325
Amsted Industries, Inc.
120,000 5.625%,  7/1/2027
f
112,800
ARD Finance SA
48,000 6.500%,  6/30/2027
f
35,604
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
200,000 5.250%,  8/15/2027
f
142,612
109,000 5.250%,  8/15/2027
f
77,724
Boeing Company
41,000 1.950%,  2/1/2024 39,676
94,000 4.875%,  5/1/2025 93,653
61,000 2.196%,  2/4/2026 54,983
63,000 3.250%,  3/1/2028 56,087
93,000 5.150%,  5/1/2030 89,269
Bombardier, Inc.
129,000 7.125%,  6/15/2026
f
106,358
135,000 7.875%,  4/15/2027
f
112,375
110,000 6.000%,  2/15/2028
f
82,434
Builders FirstSource, Inc.
80,000 5.000%,  3/1/2030
f
67,796
Carrier Global Corporation
85,000 2.722%,  2/15/2030 73,392
Caterpillar Financial Services
Corporation
64,000 3.400%,  5/13/2025 63,835
Clydesdale Acquisition Holdings,
Inc.
21,000 6.625%,  4/15/2029
f
19,732
41,000 8.750%,  4/15/2030
f
35,365
CNH Industrial Capital, LLC
25,000 1.950%,  7/2/2023 24,433
Cornerstone Building Brands, Inc.
105,000 6.125%,  1/15/2029
f
67,456
Covanta Holding Corporation
90,000 5.000%,  9/1/2030 73,467
Covert Mergeco, Inc.
86,000 4.875%,  12/1/2029
f
69,980
CP Atlas Buyer, Inc.
125,000 7.000%,  12/1/2028
f
90,272
Crown Cork & Seal Company, Inc.
123,000 7.375%,  12/15/2026 125,646
General Electric Company
133,000
5.159%,  (LIBOR 3M +
3.330%), 9/15/2022
b,i
116,535
GFL Environmental, Inc.
103,000 4.000%,  8/1/2028
f
84,975
220,000 3.500%,  9/1/2028
f
188,650
H&E Equipment Services, Inc.
230,000 3.875%,  12/15/2028
f
186,012
Howard Midstream Energy
Partners, LLC
152,000 6.750%,  1/15/2027
f
130,949

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.3%) Value
Capital Goods (3.2%) - continued
Howmet Aerospace, Inc.
$ 72,000 6.875%,  5/1/2025 $ 73,966
248,000 3.000%,  1/15/2029 205,404
Huntington Ingalls Industries, Inc.
63,000 4.200%,  5/1/2030 59,363
JELD-WEN, Inc.
56,000 4.625%,  12/15/2025
f
47,600
John Deere Capital Corporation
90,000 2.800%,  7/18/2029 82,837
42,000 3.900%,  6/7/2032 41,520
KBR, Inc., Convertible
62,000 2.500%,  11/1/2023 119,536
Mauser Packaging Solutions
Holding Company
95,000 5.500%,  4/15/2024
f
90,725
172,000 7.250%,  4/15/2025
f
150,070
Meritage Homes Corporation
63,000 3.875%,  4/15/2029
f
52,221
Meritor, Inc.
75,000 4.500%,  12/15/2028
f
72,212
MIWD Holdco II, LLC
160,000 5.500%,  2/1/2030
f
128,762
Nesco Holdings II, Inc.
75,000 5.500%,  4/15/2029
f
62,812
New Enterprise Stone and Lime
Company, Inc.
176,000 5.250%,  7/15/2028
f
144,678
OI European Group BV
179,000 4.750%,  2/15/2030
f
149,912
Otis Worldwide Corporation
71,000 2.056%,  4/5/2025 67,237
Owens-Brockway Glass Container,
Inc.
125,000 5.875%,  8/15/2023
f,h
123,750
Pactiv Evergreen Group
100,000 4.375%,  10/15/2028
f
85,000
Parker-Hannifin Corporation
42,000 2.700%,  6/14/2024 40,986
Patrick Industries, Inc., Convertible
53,000 1.000%,  2/1/2023 51,887
PGT Innovations, Inc.
136,000 4.375%,  10/1/2029
f
107,231
Raytheon Technologies
Corporation
99,000 4.125%,  11/16/2028 97,700
Republic Services, Inc.
42,000 3.950%,  5/15/2028 41,174
Siemens
Financieringsmaatschappij NV
63,000 1.700%,  3/11/2028
f
55,195
SRM Escrow Issuer, LLC
245,000 6.000%,  11/1/2028
f
207,081
Sunpower Corporation,
Convertible
18,000 4.000%,  1/15/2023 18,603
Textron, Inc.
63,000 3.650%,  3/15/2027 60,729
Titan Acquisition, Ltd.
45,000 7.750%,  4/15/2026
f
41,364
TransDigm, Inc.
145,000 6.250%,  3/15/2026
f
139,744
Principal
Amount Long-Term Fixed Income (69.3%) Value
Capital Goods (3.2%) - continued
$ 418,000 5.500%,  11/15/2027 $ 354,623
United Rentals North America, Inc.
177,000 4.875%,  1/15/2028 167,350
100,000 4.000%,  7/15/2030 85,488
Victors Merger Corporation
71,000 6.375%,  5/15/2029
f
43,310
Waste Connections, Inc.
23,000 3.200%,  6/1/2032 20,501
Waste Pro USA, Inc.
55,000 5.500%,  2/15/2026
f
48,857
WESCO Distribution, Inc.
190,000 7.250%,  6/15/2028
f
187,910
Total 6,345,687
Collateralized Mortgage Obligations (6.3%)
Arroyo Mortgage Trust
500,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
f,g
451,594
Banc of America Alternative Loan
Trust
105,557
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 93,857
Banc of America Mortgage
Securities Trust
108,708
2.246%,  9/25/2035, Ser.
2005-H, Class 3A1
b
101,509
Bear Stearns Adjustable Rate
Mortgage Trust
94,370
1.987%,  1/25/2034, Ser.
2003-8, Class 5A
b
83,758
29,736
2.380%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
29,462
Business Jet Securities, LLC
102,722
2.981%,  11/15/2035, Ser.
2020-1A, Class A
f
94,237
ChaseFlex Trust
165,224
6.500%,  2/25/2035, Ser.
2005-1, Class 1A5 142,415
CHL Mortgage Pass-Through Trust
61,018
2.884%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
60,306
72,976
6.000%,  4/25/2037, Ser.
2007-3, Class A18 42,966
CHNGE Mortgage Trust
289,339
3.757%,  3/25/2067, Ser.
2022-2, Class A1
b,f
275,371
300,000
5.000%,  5/25/2067, Ser.
2022-3, Class A1
b,f
293,483
CIM Trust
81,285
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,f
81,499
Citigroup Mortgage Loan Trust,
Inc.
334,708
2.959%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
297,960
Countrywide Alternative Loan Trust
91,401
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 81,552
144,987
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 115,317

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.3%) Value
Collateralized Mortgage Obligations (6.3%) -
continued
$ 53,881
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 $ 42,163
34,900
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 29,716
Countrywide Home Loan
Mortgage Pass Through Trust
81,269
2.487%,  11/25/2035, Ser.
2005-22, Class 2A1
b
72,620
Credit Suisse Mortgage Trust
237,881
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,f
210,634
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
126,519
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 117,952
Eagle Re, Ltd.
451,174
3.424%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,f
447,215
Federal Home Loan Mortgage
Corporation
413,024
3.500%,  8/15/2035, Ser.
345, Class C8
j
47,250
Federal Home Loan Mortgage
Corporation - REMIC
3,604,333
1.500%,  12/25/2050, Ser.
5107, Class IO
j
330,349
308,342
3.000%,  5/15/2027, Ser.
4046, Class GI
j
13,640
266,413
3.000%,  7/15/2027, Ser.
4084, Class NI
j
13,239
363,085
3.500%,  10/15/2032, Ser.
4119, Class KI
j
41,404
471,127
3.000%,  4/15/2033, Ser.
4203, Class DI
j
30,501
Federal National Mortgage
Association
456,287 3.500%,  7/1/2061
e
442,732
Federal National Mortgage
Association - REMIC
224,309
3.000%,  7/25/2027, Ser.
2012-73, Class DI
j
10,133
366,689
3.000%,  7/25/2027, Ser.
2012-74, Class AI
j
14,897
513,909
3.000%,  8/25/2027, Ser.
2012-95, Class HI
j
19,768
836,562
3.000%,  11/25/2027, Ser.
2012-121, Class BI
j
45,133
481,048
3.000%,  12/25/2027, Ser.
2012-139, Class DI
j
21,199
215,328
2.500%,  1/25/2028, Ser.
2012-152, Class AI
j
9,893
627,962
3.000%,  1/25/2028, Ser.
2012-147, Class EI
j
27,806
888,662
3.000%,  3/25/2028, Ser.
2013-18, Class IL
j
38,691
407,551
2.500%,  6/25/2028, Ser.
2013-87, Class IW
j
20,308
439,838
3.000%,  11/25/2031, Ser.
2013-69, Class IO
j
17,853
340,817
3.000%,  2/25/2033, Ser.
2013-1, Class YI
j
33,073
Principal
Amount Long-Term Fixed Income (69.3%) Value
Collateralized Mortgage Obligations (6.3%) -
continued
First Horizon Alternative Mortgage
Securities Trust
$ 39,588
2.562%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
$ 36,809
Flagstar Mortgage Trust
268,656
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,f
245,667
FWD Securitization Trust
126,746
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,f
123,854
Genworth Mortgage Insurance
Corporation
350,000
2.826%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
b,f
345,888
GMAC Mortgage Corporation
Loan Trust
44,787
3.214%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
41,666
28,064
2.124%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,k
14,554
3,366
2.998%,  9/19/2035, Ser.
2005-AR5, Class 5A1
b
3,110
GSAA Home Equity Trust
76,740
4.541%,  8/25/2034, Ser.
2004-10, Class M2
g
71,179
Home Equity Asset Trust
261,137
2.944%,  (LIBOR 1M +
1.320%), 8/25/2033, Ser.
2003-2, Class M1
b
252,559
IndyMac IMJA Mortgage Loan
Trust
81,155
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 42,238
IndyMac INDA Mortgage Loan
Trust
579,325
2.919%,  8/25/2036, Ser.
2006-AR1, Class A1
b
495,658
J.P. Morgan Mortgage Trust
230,969
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,f
190,676
42,558
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 43,173
41,880
2.553%,  7/25/2035, Ser.
2007-A1, Class 2A1
b
40,355
Legacy Mortgage Asset Trust
294,587
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
f,g
287,913
LHOME Mortgage Trust
500,000
2.363%,  9/25/2026, Ser.
2021-RTL3, Class A1
f,g
478,810
Long Beach Mortgage Loan Trust
303,964
3.124%,  (LIBOR 1M +
1.500%), 9/25/2034, Ser.
2004-5, Class M3
b
292,320
MASTR Alternative Loans Trust
60,114
5.000%,  3/25/2055, Ser.
2004-10, Class 3A1 50,069

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.3%) Value
Collateralized Mortgage Obligations (6.3%) -
continued
Merrill Lynch Alternative Note
Asset Trust
$ 79,526
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 $ 40,374
New York Mortgage Trust
100,776
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,f
97,627
Oaktown Re III, Ltd.
35,286
3.024%,  (LIBOR 1M +
1.400%), 7/25/2029, Ser.
2019-1A, Class M1A
b,f
35,275
Oaktown Re VII, Ltd.
200,000
2.526%,  (SOFR30A +
1.600%), 4/25/2034, Ser.
2021-2, Class M1A
b,f
196,294
Palmer Square Loan Funding, Ltd.
200,000
2.878%,  (LIBOR 3M +
1.400%), 5/20/2029, Ser.
2021-2A, Class B
b,f
185,891
Pretium Mortgage Credit Partners,
LLC
225,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
f,g
212,817
225,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
f,g
209,918
250,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
f,g
219,409
Renaissance Home Equity Loan
Trust
216,611
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
g
96,889
Residential Accredit Loans, Inc.
Trust
146,990
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 129,234
61,339
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 52,584
67,818
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 59,932
Residential Asset Securitization
Trust
314,402
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 301,919
Starwood Mortgage Residential
Trust
208,050
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,f
208,149
Toorak Mortgage Corporation, Ltd.
359,812
2.734%,  3/25/2023, Ser.
2020-1, Class A1
f,g
357,169
Vericrest Opportunity Loan
Transferee
350,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
f,g
329,322
400,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
f,g
383,993
450,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
f,g
425,731
200,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
f,g
187,808
325,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
f,g
306,289
Principal
Amount Long-Term Fixed Income (69.3%) Value
Collateralized Mortgage Obligations (6.3%) -
continued
$ 250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
f,g
$ 231,646
Verus Securitization Trust
430,613
2.137%,  10/25/2066, Ser.
2021-7, Class A2
b,f
382,077
261,858
2.491%,  11/25/2066, Ser.
2021-8, Class A3
b,f
230,862
Washington Mutual Mortgage
Pass-Through Certificates
102,565
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 90,372
Total 12,371,534
Commercial Mortgage-Backed Securities (1.5%)
BANK 2021-BNK36
200,000
2.470%,  9/15/2064, Ser.
2021-BN36, Class A5 172,182
BANK 2021-BNK37
375,000
2.618%,  11/15/2064, Ser.
2021-BN37, Class A5
b
327,130
BANK 2022-BNK39
3,997,212
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,j
126,709
325,000
2.928%,  2/15/2055, Ser.
2022-BNK39, Class A4 291,358
BANK 2022-BNK40
250,000
3.507%,  3/15/2064, Ser.
2022-BNK40, Class A4
b
232,974
Barclays Commercial Mortgage
Securities, LLC
250,000
3.662%,  4/15/2055, Ser.
2022-C15, Class A5
b
236,649
BBCMS Mortgage Trust
1,644,325
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
b,j
78,355
450,000
2.946%,  2/15/2055, Ser.
2022-C14, Class A5
b
401,094
250,000
4.600%,  6/15/2055, Ser.
2022-C16, Class A5
b
255,320
200,000
2.689%,  11/15/2054, Ser.
2021-C12, Class A5 174,641
BFLD Trust
325,000
3.024%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,f
313,707
Federal Home Loan Mortgage
Corporation Multifamily WI
Certificates
450,000
3.000%,  8/25/2032, Ser.
K147, Class A2 423,744
Total 3,033,863
Communications Services (4.6%)
Altice France SA
45,000 8.125%,  2/1/2027
f
41,418
110,000 5.125%,  7/15/2029
f
83,050
119,000 5.500%,  10/15/2029
f
90,905
AMC Networks, Inc.
104,000 4.750%,  8/1/2025 96,880
American Tower Corporation
49,000 3.375%,  5/15/2024 48,284

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.3%) Value
Communications Services (4.6%) - continued
$ 84,000 4.400%,  2/15/2026 $ 83,484
41,000 1.450%,  9/15/2026 35,859
63,000 3.800%,  8/15/2029 57,827
AT&T, Inc.
123,000 4.300%,  2/15/2030 120,036
Cable One, Inc., Convertible
74,000 1.125%,  3/15/2028 62,012
CCO Holdings, LLC
77,000 5.500%,  5/1/2026
f
75,130
190,000 5.125%,  5/1/2027
f
179,312
269,000 4.750%,  3/1/2030
f
230,062
290,000 4.750%,  2/1/2032
f
237,452
133,000 4.250%,  1/15/2034
f
102,742
Cengage Learning, Inc.
155,000 9.500%,  6/15/2024
f,h
143,375
Charter Communications
Operating, LLC
60,000 4.500%,  2/1/2024 60,355
59,000 4.908%,  7/23/2025 59,137
63,000 5.050%,  3/30/2029 60,635
Clear Channel Worldwide
Holdings, Inc.
121,000 5.125%,  8/15/2027
f
102,164
119,000 7.750%,  4/15/2028
f
86,581
Comcast Corporation
50,000 2.350%,  1/15/2027 46,608
105,000 3.400%,  4/1/2030 98,519
CommScope, Inc.
80,000 7.125%,  7/1/2028
f
60,806
Consolidated Communications,
Inc.
128,000 5.000%,  10/1/2028
f
102,319
Crown Castle International
Corporation
71,000 2.900%,  3/15/2027 65,473
CSC Holdings, LLC
149,000 5.375%,  2/1/2028
f
128,885
145,000 6.500%,  2/1/2029
f
130,954
229,000 4.125%,  12/1/2030
f
178,620
Deutsche Telekom International
Finance BV
34,000 2.485%,  9/19/2023
f
33,565
DIRECTV Holdings, LLC
183,000 5.875%,  8/15/2027
f
156,112
Discovery Communications, LLC
40,000 2.950%,  3/20/2023 39,726
DISH DBS Corporation
65,000 5.250%,  12/1/2026
f
50,950
53,000 7.375%,  7/1/2028 36,051
92,000 5.750%,  12/1/2028
f
68,118
Entercom Media Corporation
186,000 6.500%,  5/1/2027
f
110,690
Frontier Communications
Holdings, LLC
157,000 5.875%,  10/15/2027
f
141,159
38,000 8.750%,  5/15/2030
f
38,418
GCI, LLC
185,000 4.750%,  10/15/2028
f
160,293
Gray Escrow II, Inc.
275,000 5.375%,  11/15/2031
f
220,338
Gray Television, Inc.
115,000 4.750%,  10/15/2030
f
89,987
Principal
Amount Long-Term Fixed Income (69.3%) Value
Communications Services (4.6%) - continued
Hughes Satellite Systems
Corporation
$ 60,000 6.625%,  8/1/2026 $ 53,250
iHeartCommunications, Inc.
140,000 4.750%,  1/15/2028
f
115,371
Iliad Holding SASU
140,000 6.500%,  10/15/2026
f
125,996
LCPR Senior Secured Financing
DAC
103,000 6.750%,  10/15/2027
f
96,081
Level 3 Financing, Inc.
181,000 4.625%,  9/15/2027
f
154,302
230,000 4.250%,  7/1/2028
f
184,287
Magallanes, Inc.
47,000 3.638%,  3/15/2025
f
45,520
68,000 4.054%,  3/15/2029
f
62,286
46,000 4.279%,  3/15/2032
f
41,112
NBN Company, Ltd.
74,000 2.625%,  5/5/2031
f
63,109
Netflix, Inc.
46,000 5.875%,  2/15/2025 46,690
100,000 4.875%,  4/15/2028 94,105
82,000 5.875%,  11/15/2028 80,172
Nexstar Escrow Corporation
222,000 5.625%,  7/15/2027
f
202,575
NTT Finance Corporation
51,000 1.162%,  4/3/2026
f
45,812
Omnicom Group, Inc.
63,000 4.200%,  6/1/2030 60,182
Paramount Global
85,000 6.375%,  3/30/2062
b
75,888
41,000 4.750%,  5/15/2025 41,380
Radiate Holdco, LLC
65,000 6.500%,  9/15/2028
f
50,237
Rogers Communications, Inc.
70,000 5.250%,  3/15/2082
b,f
61,231
S&P Global, Inc.
46,000 2.900%,  3/1/2032
f
40,996
Scripps Escrow II, Inc.
55,000 5.375%,  1/15/2031
f
43,865
Scripps Escrow, Inc.
100,000 5.875%,  7/15/2027
f
87,547
Sinclair Television Group, Inc.
246,000 5.500%,  3/1/2030
f
181,134
Sirius XM Radio, Inc.
145,000 5.000%,  8/1/2027
f
134,490
165,000 4.000%,  7/15/2028
f
142,725
30,000 4.125%,  7/1/2030
f
25,056
Sprint Capital Corporation
251,000 6.875%,  11/15/2028 263,932
200,000 8.750%,  3/15/2032 240,696
Sprint Corporation
444,000 7.625%,  2/15/2025 462,789
TEGNA, Inc.
211,000 4.625%,  3/15/2028 197,285
Telesat Canada
70,000 4.875%,  6/1/2027
f
40,950
25,000 6.500%,  10/15/2027
f
10,517
T-Mobile USA, Inc.
50,000 3.500%,  4/15/2025 48,902

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.3%) Value
Communications Services (4.6%) - continued
$ 84,000 3.875%,  4/15/2030 $ 78,394
20,000 2.875%,  2/15/2031 16,605
Twitter, Inc.
31,000 3.875%,  12/15/2027
f
29,225
Twitter, Inc., Convertible
123,000 Zero Coupon,  3/15/2026 108,863
United States Cellular Corporation
125,000 6.700%,  12/15/2033 119,063
Uniti Fiber Holdings, Inc.,
Convertible
21,000 4.000%,  6/15/2024
f
22,273
Uniti Group, LP
35,000 4.750%,  4/15/2028
f
28,784
Univision Communications, Inc.
201,000 6.625%,  6/1/2027
f
191,374
VeriSign, Inc.
85,000 4.750%,  7/15/2027 83,168
Verizon Communications, Inc.
84,000 2.100%,  3/22/2028 74,611
63,000 3.150%,  3/22/2030 57,279
42,000 2.550%,  3/21/2031 35,910
94,000 2.355%,  3/15/2032 77,939
Viasat, Inc.
35,000 6.500%,  7/15/2028
f
24,109
Vodafone Group plc
48,000 7.000%,  4/4/2079
b
47,086
VTR Finance NV
80,000 6.375%,  7/15/2028
f
57,072
VZ Secured Financing BV
207,000 5.000%,  1/15/2032
f
171,810
Walt Disney Company
42,000 3.800%,  3/22/2030 40,608
Zayo Group Holdings, Inc.
82,000 4.000%,  3/1/2027
f
68,026
Total 8,966,960
Consumer Cyclical (5.7%)
1011778 B.C., ULC
205,000 4.375%,  1/15/2028
f
179,232
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
123,000 10.500%,  2/15/2028
f
63,485
Allied Universal Holdco, LLC
60,000 6.625%,  7/15/2026
f
55,058
190,000 4.625%,  6/1/2028
f
156,693
109,000 6.000%,  6/1/2029
f
79,153
Allison Transmission, Inc.
27,000 4.750%,  10/1/2027
f
24,696
190,000 3.750%,  1/30/2031
f
152,274
Amazon.com, Inc.
93,000 3.300%,  4/13/2027 91,238
84,000 1.650%,  5/12/2028 74,431
42,000 1.500%,  6/3/2030 34,897
American Axle & Manufacturing,
Inc.
249,000 6.500%,  4/1/2027
h
220,365
Arko Corporation
88,000 5.125%,  11/15/2029
f
66,662
Ashton Woods USA, LLC
80,000 4.625%,  8/1/2029
f
60,000
Principal
Amount Long-Term Fixed Income (69.3%) Value
Consumer Cyclical (5.7%) - continued
BellRing Brands, Inc.
$ 102,000 7.000%,  3/15/2030
f
$ 96,135
Best Buy Company, Inc.
42,000 1.950%,  10/1/2030 33,359
Bloomin' Brands, Inc., Convertible
2,000 5.000%,  5/1/2025 3,162
Boyd Gaming Corporation
105,000 4.750%,  6/15/2031
f
88,727
Boyne USA, Inc.
80,000 4.750%,  5/15/2029
f
69,275
Brookfield Property REIT, Inc.
83,000 5.750%,  5/15/2026
f
75,737
Brookfield Residential Properties,
Inc.
225,000 6.250%,  9/15/2027
f
186,513
Burlington Stores, Inc., Convertible
66,000 2.250%,  4/15/2025 65,051
Caesars Entertainment, Inc.
195,000 6.250%,  7/1/2025
f
187,927
55,000 8.125%,  7/1/2027
f
53,144
136,000 4.625%,  10/15/2029
f
105,740
Callaway Golf Company,
Convertible
8,000 2.750%,  5/1/2026 10,715
Carnival Corporation
19,000 10.500%,  2/1/2026
f
18,914
298,000 7.625%,  3/1/2026
f
230,813
195,000 5.750%,  3/1/2027
f
140,845
Cedar Fair, LP
65,000 5.375%,  4/15/2027 61,599
139,000 5.250%,  7/15/2029 122,581
Churchill Downs, Inc.
75,000 4.750%,  1/15/2028
f
66,750
Cinemark USA, Inc.
168,000 5.875%,  3/15/2026
f,h
149,802
Clarios Global, LP
55,000 8.500%,  5/15/2027
f
53,156
Cushman & Wakefield US
Borrower, LLC
76,000 6.750%,  5/15/2028
f
70,585
D.R. Horton, Inc.
21,000 2.600%,  10/15/2025 19,787
Daimler Finance North America,
LLC
63,000 1.450%,  3/2/2026
f
57,057
Dana, Inc.
155,000 5.625%,  6/15/2028 133,421
Darden Restaurants, Inc.
57,000 3.850%,  5/1/2027 54,815
Dick's Sporting Goods, Inc.,
Convertible
16,000 3.250%,  4/15/2025 38,110
Empire Communities Corporation
145,000 7.000%,  12/15/2025
f
114,550
Expedia Group, Inc.
72,000 4.625%,  8/1/2027 69,174
73,000 3.250%,  2/15/2030 60,880
Expedia Group, Inc., Convertible
14,000 Zero Coupon,  2/15/2026 12,635
Ford Motor Company
81,000 3.250%,  2/12/2032 60,580

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.3%) Value
Consumer Cyclical (5.7%) - continued
Ford Motor Company, Convertible
$ 116,000 Zero Coupon,  3/15/2026 $ 105,792
Ford Motor Credit Company, LLC
240,000 4.063%,  11/1/2024 227,686
200,000 2.300%,  2/10/2025 179,580
220,000 4.134%,  8/4/2025 208,381
384,000 2.700%,  8/10/2026 327,226
80,000 2.900%,  2/10/2029 62,739
Forestar Group, Inc.
97,000 3.850%,  5/15/2026
f
79,712
Gap, Inc.
41,000 3.625%,  10/1/2029
f
28,790
General Motors Company
41,000 6.125%,  10/1/2025 42,383
63,000 6.800%,  10/1/2027 66,330
General Motors Financial
Company, Inc.
80,000 3.950%,  4/13/2024 79,386
38,000 1.200%,  10/15/2024 35,337
81,000 2.900%,  2/26/2025 77,302
41,000 2.750%,  6/20/2025 38,468
44,000 5.700%,  9/30/2030
b,i
38,280
41,000 2.700%,  6/10/2031 32,304
Goodyear Tire & Rubber Company
70,000 5.000%,  7/15/2029 57,971
55,000 5.250%,  7/15/2031 44,206
Guitar Center Escrow Issuer II, Inc.
41,000 8.500%,  1/15/2026
f
36,182
Hanesbrands, Inc.
118,000 4.875%,  5/15/2026
f
109,299
Herc Holdings, Inc.
130,000 5.500%,  7/15/2027
f
118,677
Hilton Domestic Operating
Company, Inc.
262,000 4.875%,  1/15/2030 236,782
Hilton Grand Vacations Borrower
Escrow, LLC
175,000 5.000%,  6/1/2029
f
141,750
Home Depot, Inc.
68,000 3.250%,  4/15/2032 63,349
Hyundai Capital America
34,000 1.800%,  10/15/2025
f
31,096
63,000 3.000%,  2/10/2027
f
57,950
40,000 2.100%,  9/15/2028
f
33,710
International Game Technology plc
182,000 5.250%,  1/15/2029
f
164,801
Jacobs Entertainment, Inc.
83,000 6.750%,  2/15/2029
f
70,188
KB Home
100,000 4.800%,  11/15/2029 83,398
Kohl's Corporation
39,000 3.375%,  5/1/2031 33,823
L Brands, Inc.
252,000 6.625%,  10/1/2030
f
217,662
30,000 6.875%,  11/1/2035 24,375
Lennar Corporation
39,000 4.875%,  12/15/2023 39,214
20,000 5.875%,  11/15/2024 20,562
41,000 4.750%,  5/30/2025 40,940
Lowe's Companies, Inc.
62,000 4.000%,  4/15/2025 62,205
Principal
Amount Long-Term Fixed Income (69.3%) Value
Consumer Cyclical (5.7%) - continued
$ 83,000 4.500%,  4/15/2030 $ 82,004
Macy's Retail Holdings, LLC
120,000 5.875%,  4/1/2029
f
102,150
43,000 6.125%,  3/15/2032
f
35,905
Magic MergerCo, Inc.
100,000 5.250%,  5/1/2028
f
78,597
Marriott International, Inc.
96,000 3.750%,  10/1/2025 93,960
62,000 4.625%,  6/15/2030 59,438
Mastercard, Inc.
46,000 2.000%,  11/18/2031 38,768
Mattamy Group Corporation
115,000 5.250%,  12/15/2027
f
93,912
McDonald's Corporation
56,000 3.800%,  4/1/2028 54,874
MGM Resorts International
95,000 6.000%,  3/15/2023 94,780
205,000 5.750%,  6/15/2025 195,263
NCL Corporation, Ltd.
151,000 3.625%,  12/15/2024
f
125,595
62,000 5.875%,  2/15/2027
f
53,010
Nissan Motor Company, Ltd.
70,000 3.043%,  9/15/2023
f
68,818
O'Reilly Automotive, Inc.
63,000 3.900%,  6/1/2029 59,657
Penn National Gaming, Inc.
170,000 4.125%,  7/1/2029
f
128,996
PetSmart, Inc./PetSmart Finance
Corporation
195,000 4.750%,  2/15/2028
f
168,722
117,000 7.750%,  2/15/2029
f
105,360
Procter & Gamble Company
42,000 1.200%,  10/29/2030 34,297
Realogy Group, LLC
165,000 5.750%,  1/15/2029
f
125,123
Rite Aid Corporation
55,000 7.500%,  7/1/2025
f
44,550
Royal Caribbean Cruises, Ltd.
229,000 9.125%,  6/15/2023
f
226,472
142,000 4.250%,  7/1/2026
f
100,871
Scientific Games International, Inc.
217,000 7.250%,  11/15/2029
f
203,505
SeaWorld Parks and
Entertainment, Inc.
61,000 5.250%,  8/15/2029
f
51,618
Six Flags Theme Parks, Inc.
75,000 7.000%,  7/1/2025
f
75,925
Staples, Inc.
118,000 7.500%,  4/15/2026
f
97,807
124,000 10.750%,  4/15/2027
f
81,840
Station Casinos, LLC
107,000 4.625%,  12/1/2031
f
83,460
Take-Two Interactive Software, Inc.
90,000 3.300%,  3/28/2024 88,800
Tapestry, Inc.
45,000 3.050%,  3/15/2032 36,662
Target Corporation
42,000 2.350%,  2/15/2030 37,092
Tenneco, Inc.
160,000 5.000%,  7/15/2026 149,600

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.3%) Value
Consumer Cyclical (5.7%) - continued
Toll Brothers Finance Corporation
$ 62,000 4.350%,  2/15/2028 $ 56,025
Toyota Motor Credit Corporation
63,000 1.900%,  4/6/2028 55,996
50,000 4.450%,  6/29/2029 50,608
Travel + Leisure Company
125,000 6.625%,  7/31/2026
f
118,516
Uber Technologies, Inc.
135,000 6.250%,  1/15/2028
f,h
124,853
Vail Resorts, Inc., Convertible
28,000 Zero Coupon,  1/1/2026 24,360
VICI Properties, LP/VICI Note
Company, Inc.
45,000 4.500%,  9/1/2026
f
41,400
Volkswagen Group of America
Finance, LLC
99,000 4.250%,  11/13/2023
f
98,989
21,000 3.350%,  5/13/2025
f
20,297
Wabash National Corporation
141,000 4.500%,  10/15/2028
f
107,865
Wyndham Hotels & Resorts, Inc.
60,000 4.375%,  8/15/2028
f
52,480
Yum! Brands, Inc.
192,000 4.750%,  1/15/2030
f
174,240
ZF North America Capital, Inc.
95,000 4.750%,  4/29/2025
f
87,638
Total 11,178,257
Consumer Non-Cyclical (5.3%)
AbbVie, Inc.
34,000 2.800%,  3/15/2023 33,900
168,000 3.600%,  5/14/2025 165,268
Agilent Technologies, Inc.
56,000 2.300%,  3/12/2031 45,621
Albertson's Companies, Inc.
188,000 3.500%,  3/15/2029
f
152,151
Altria Group, Inc.
52,000 4.400%,  2/14/2026 51,080
42,000 4.800%,  2/14/2029 39,907
Anheuser-Busch InBev Worldwide,
Inc.
90,000 4.000%,  4/13/2028 88,845
84,000 4.750%,  1/23/2029 85,459
Anthem, Inc.
63,000 2.550%,  3/15/2031 54,399
Aramark Services, Inc.
189,000 5.000%,  2/1/2028
f
171,274
AstraZeneca Finance, LLC
98,000 1.750%,  5/28/2028 86,457
AstraZeneca plc
85,000 0.700%,  4/8/2026 75,621
Avantor Funding, Inc.
195,000 4.625%,  7/15/2028
f
178,756
BAT Capital Corporation
59,000 3.222%,  8/15/2024 57,348
BAT International Finance plc
41,000 1.668%,  3/25/2026 36,280
Bausch Health Companies, Inc.
55,000 5.500%,  11/1/2025
f
48,306
94,000 9.000%,  12/15/2025
f
69,452
Principal
Amount Long-Term Fixed Income (69.3%) Value
Consumer Non-Cyclical (5.3%) - continued
$ 681,000 5.000%,  1/30/2028
f
$ 362,633
120,000 4.875%,  6/1/2028
f
93,905
Baxter International, Inc.
45,000 2.539%,  2/1/2032 37,987
Becton, Dickinson and Company
63,000 2.823%,  5/20/2030 55,414
BioMarin Pharmaceutical, Inc.,
Convertible
21,000 1.250%,  5/15/2027 20,870
Bio-Rad Laboratories, Inc.
70,000 3.300%,  3/15/2027 66,048
Boston Scientific Corporation
33,000 3.450%,  3/1/2024 32,956
Bristol-Myers Squibb Company
69,000 2.950%,  3/15/2032 63,206
Bunge, Ltd. Finance Corporation
97,000 2.750%,  5/14/2031 80,062
Cargill, Inc.
67,000 3.625%,  4/22/2027
f
65,798
42,000 2.125%,  11/10/2031
f
35,017
Centene Corporation
285,000 4.250%,  12/15/2027 266,039
105,000 4.625%,  12/15/2029 97,913
284,000 3.000%,  10/15/2030 235,365
Central Garden & Pet Company
145,000 4.125%,  10/15/2030 118,974
Chobani, LLC/Chobani Finance
Corporation, Inc.
150,000 4.625%,  11/15/2028
f
126,750
Community Health Systems, Inc.
160,000 5.625%,  3/15/2027
f
135,419
36,000 8.000%,  12/15/2027
f
32,692
75,000 6.000%,  1/15/2029
f
62,132
205,000 6.875%,  4/15/2029
f
132,225
Conagra Brands, Inc.
38,000 4.300%,  5/1/2024 38,145
Constellation Brands, Inc.
84,000 3.150%,  8/1/2029 75,605
Coty, Inc.
110,000 5.000%,  4/15/2026
f
100,788
CVS Health Corporation
33,000 4.100%,  3/25/2025 33,213
33,000 4.300%,  3/25/2028 32,651
DaVita, Inc.
95,000 4.625%,  6/1/2030
f
74,087
Diageo Capital plc
50,000 1.375%,  9/29/2025 46,651
Edgewell Personal Care Company
80,000 5.500%,  6/1/2028
f
72,792
Embecta Corporation
48,000 6.750%,  2/15/2030
f
43,216
Encompass Health Corporation
235,000 4.500%,  2/1/2028 201,183
Energizer Holdings, Inc.
25,000 4.750%,  6/15/2028
f
19,843
130,000 4.375%,  3/31/2029
f
99,805
Estee Lauder Companies, Inc.
42,000 1.950%,  3/15/2031 35,374
Gilead Sciences, Inc.
63,000 2.950%,  3/1/2027 59,686

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.3%) Value
Consumer Non-Cyclical (5.3%) - continued
HCA, Inc.
$ 244,000 5.375%,  2/1/2025 $ 242,721
88,000 5.875%,  2/1/2029 88,067
HFC Prestige Products, Inc.
174,000 4.750%,  1/15/2029
f
149,349
HLF Financing SARL, LLC
291,000 4.875%,  6/1/2029
f
200,790
Humana, Inc.
42,000 2.150%,  2/3/2032 34,009
Imperial Brands Finance plc
34,000 3.125%,  7/26/2024
f
32,923
Ionis Pharmaceuticals, Inc.,
Convertible
3,000 0.125%,  12/15/2024 2,636
Jazz Investments I, Ltd.,
Convertible
89,000 2.000%,  6/15/2026 104,353
JBS Finance Luxembourg SARL
76,000 2.500%,  1/15/2027
f
66,109
49,000 3.625%,  1/15/2032
f
39,568
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
24,000 6.500%,  4/15/2029
f
24,144
Johnson & Johnson
56,000 4.375%,  12/5/2033 57,906
Kraft Heinz Foods Company
113,000 3.875%,  5/15/2027 109,277
Kroger Company
42,000 4.500%,  1/15/2029 41,800
Mattel, Inc.
297,000 3.375%,  4/1/2026
f
272,475
McKesson Corporation
41,000 0.900%,  12/3/2025 37,036
62,000 1.300%,  8/15/2026 55,167
Molina Healthcare, Inc.
160,000 4.375%,  6/15/2028
f
142,923
Mozart Debt Merger Sub, Inc.
122,000 3.875%,  4/1/2029
f
103,909
160,000 5.250%,  10/1/2029
f
131,408
Mylan, Inc.
34,000 4.200%,  11/29/2023 33,886
Newell Brands, Inc.
111,000 4.450%,  4/1/2026 105,729
Organon & Company
138,000 4.125%,  4/30/2028
f
122,130
Owens & Minor, Inc.
103,000 6.625%,  4/1/2030
f
94,087
Par Pharmaceutical, Inc.
140,000 7.500%,  4/1/2027
f
106,400
PepsiCo, Inc.
90,000 1.950%,  10/21/2031 76,664
Performance Food Group, Inc.
87,000 4.250%,  8/1/2029
f
72,645
Perrigo Finance Unlimited
Company
225,000 4.375%,  3/15/2026 212,660
Philip Morris International, Inc.
90,000 1.500%,  5/1/2025 84,407
Principal
Amount Long-Term Fixed Income (69.3%) Value
Consumer Non-Cyclical (5.3%) - continued
Pilgrim's Pride Corporation
$ 120,000 3.500%,  3/1/2032
f
$ 93,750
Post Holdings, Inc.
105,000 5.750%,  3/1/2027
f
101,719
75,000 5.625%,  1/15/2028
f
71,190
56,000 5.500%,  12/15/2029
f
50,063
119,000 4.500%,  9/15/2031
f
97,324
Prime Security Services Borrower,
LLC/Prime Finance Inc.
359,000 5.750%,  4/15/2026
f
334,768
QBE Insurance Group, Ltd.
44,000 5.875%,  5/12/2025
b,f,i
42,790
Roche Holdings, Inc.
68,000 2.076%,  12/13/2031
f
57,966
Royalty Pharma plc
97,000 1.200%,  9/2/2025 86,473
Scotts Miracle-Gro Company
89,000 4.500%,  10/15/2029 73,000
SEG Holding, LLC
195,000 5.625%,  10/15/2028
f
174,740
Simmons Foods, Inc.
248,000 4.625%,  3/1/2029
f
209,659
Spectrum Brands, Inc.
95,000 5.000%,  10/1/2029
f
82,150
60,000 5.500%,  7/15/2030
f
53,998
Stryker Corporation
85,000 3.650%,  3/7/2028 82,777
Syneos Health, Inc.
145,000 3.625%,  1/15/2029
f
122,790
Sysco Corporation
42,000 5.950%,  4/1/2030 44,779
Takeda Pharmaceutical Company,
Ltd.
75,000 5.000%,  11/26/2028 76,398
Tenet Healthcare Corporation
45,000 4.625%,  7/15/2024 43,188
102,000 6.250%,  2/1/2027
f
93,882
435,000 5.125%,  11/1/2027
f
391,500
55,000 6.125%,  10/1/2028
f
47,068
Teva Pharmaceutical Finance
Netherlands III BV
205,000 3.150%,  10/1/2026 168,100
Thermo Fisher Scientific, Inc.
41,000 1.750%,  10/15/2028 35,844
TreeHouse Foods, Inc.
196,000 4.000%,  9/1/2028 159,689
United Natural Foods, Inc.
87,000 6.750%,  10/15/2028
f
81,305
UnitedHealth Group, Inc.
85,000 4.200%,  5/15/2032 84,931
Winnebago Industries, Inc.,
Convertible
32,000 1.500%,  4/1/2025 32,760
Zoetis, Inc.
52,000 3.250%,  2/1/2023 51,816
110,000 3.900%,  8/20/2028 106,487
Total 10,492,650

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.3%) Value
Energy (4.6%)
Antero Resources Corporation
$ 184,000 5.375%,  3/1/2030
f
$ 167,775
Archrock Partners, LP/Archrock
Partners Finance Corporation
167,000 6.250%,  4/1/2028
f
147,845
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
82,000 6.625%,  7/15/2026
f
73,805
BP Capital Markets America, Inc.
134,000 4.234%,  11/6/2028 133,081
BP Capital Markets plc
74,000 4.875%,  3/22/2030
b,i
64,428
Buckeye Partners, LP
130,000 3.950%,  12/1/2026 113,715
Callon Petroleum Company
117,000 8.250%,  7/15/2025 114,041
63,000 7.500%,  6/15/2030
f
57,969
Canadian Natural Resources, Ltd.
105,000 2.050%,  7/15/2025 98,236
Cenovus Energy, Inc.
134,000 5.375%,  7/15/2025 137,920
Cheniere Corpus Christi Holdings,
LLC
86,000 5.875%,  3/31/2025 88,053
Cheniere Energy Partners, LP
102,000 4.500%,  10/1/2029 91,055
91,000 3.250%,  1/31/2032
f
71,662
Cheniere Energy, Inc.
139,000 4.625%,  10/15/2028 125,179
Chesapeake Energy Corporation
212,000 6.750%,  4/15/2029
f
205,010
CNX Resources Corporation
97,000 6.000%,  1/15/2029
f
90,617
CNX Resources Corporation,
Convertible
66,000 2.250%,  5/1/2026 96,459
Comstock Resources, Inc.
62,000 6.750%,  3/1/2029
f
55,517
95,000 5.875%,  1/15/2030
f
81,700
Continental Resources, Inc.
63,000 4.375%,  1/15/2028 59,220
40,000 5.750%,  1/15/2031
f
38,678
Coterra Energy, Inc.
84,000 4.375%,  6/1/2024
f
83,960
CrownRock Finance, Inc.
144,000 5.625%,  10/15/2025
f
135,360
Devon Energy Corporation
83,000 4.500%,  1/15/2030 78,402
Diamondback Energy, Inc.
21,000 3.125%,  3/24/2031 18,290
DT Midstream, Inc.
190,000 4.125%,  6/15/2029
f
161,025
35,000 4.375%,  6/15/2031
f
29,313
Enbridge, Inc.
78,000 2.150%,  2/16/2024 75,694
42,000 3.700%,  7/15/2027 40,223
139,000 6.250%,  3/1/2078
b
123,729
Endeavor Energy Resources, LP
90,000 5.750%,  1/30/2028
f
85,739
Energy Transfer, LP
42,000 4.200%,  9/15/2023 42,062
Principal
Amount Long-Term Fixed Income (69.3%) Value
Energy (4.6%) - continued
$ 116,000 5.875%,  1/15/2024 $ 118,276
50,000 6.750%,  5/15/2025
b,i
41,722
63,000 3.750%,  5/15/2030 56,777
EnLink Midstream Partners, LP
205,000 4.850%,  7/15/2026 189,113
Enterprise Products Operating,
LLC
42,000 4.150%,  10/16/2028 41,031
105,000 4.875%,  8/16/2077
b
83,729
EQT Corporation
43,000 6.625%,  2/1/2025 44,235
EQT Corporation, Convertible
38,000 1.750%,  5/1/2026 89,509
Equinor ASA
43,000 2.875%,  4/6/2025 42,200
Ferrellgas, LP
102,000 5.375%,  4/1/2026
f
88,555
Halliburton Company
42,000 2.920%,  3/1/2030 37,091
Harvest Midstream, LP
236,000 7.500%,  9/1/2028
f
221,658
Hess Corporation
27,000 3.500%,  7/15/2024 26,580
Hess Midstream Operations, LP
120,000 5.625%,  2/15/2026
f
114,300
72,000 5.500%,  10/15/2030
f
64,620
Hilcorp Energy I, LP/Hilcorp
Finance Company
115,000 5.750%,  2/1/2029
f
100,986
181,000 6.250%,  4/15/2032
f
158,952
Holly Energy Partners, LP/Holly
Energy Finance Corporation
141,000 6.375%,  4/15/2027
f
132,718
ITT Holdings, LLC
132,000 6.500%,  8/1/2029
f
105,600
Kinder Morgan Energy Partners,
LP
64,000 3.450%,  2/15/2023 64,065
Laredo Petroleum, Inc.
222,000 7.750%,  7/31/2029
f,h
200,284
Marathon Oil Corporation
42,000 4.400%,  7/15/2027 41,005
Marathon Petroleum Corporation
117,000 4.700%,  5/1/2025 118,370
MEG Energy Corporation
131,000 7.125%,  2/1/2027
f
131,927
MPLX, LP
70,000 6.875%,  2/15/2023
b,i
66,478
105,000 1.750%,  3/1/2026 94,536
Murphy Oil Corporation
107,000 5.875%,  12/1/2027 99,858
Nabors Industries, Ltd.
160,000 7.250%,  1/15/2026
f
141,896
National Fuel Gas Company
92,000 5.500%,  1/15/2026 92,337
NuStar Logistics, LP
150,000 5.750%,  10/1/2025 140,250
Oasis Petroleum, Inc.
90,000 6.375%,  6/1/2026
f
83,250
Occidental Petroleum Corporation
40,000 8.500%,  7/15/2027 44,017

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.3%) Value
Energy (4.6%) - continued
$ 64,000 6.375%,  9/1/2028 $ 64,800
80,000 6.450%,  9/15/2036 82,000
ONEOK, Inc.
63,000 2.200%,  9/15/2025 58,635
Ovintiv Exploration, Inc.
42,000 5.375%,  1/1/2026 42,465
PBF Holding Company, LLC
65,000 9.250%,  5/15/2025
f
68,006
Pioneer Natural Resources
Company
63,000 1.900%,  8/15/2030 51,453
Pioneer Natural Resources
Company, Convertible
39,000 0.250%,  5/15/2025 84,318
Plains All American Pipeline, LP
2,000 6.125%,  11/15/2022
b,i
1,420
103,000 4.650%,  10/15/2025 101,981
Precision Drilling Corporation
117,000 6.875%,  1/15/2029
f
104,715
Range Resources Corporation
176,000 4.750%,  2/15/2030
f
157,842
Sabine Pass Liquefaction, LLC
63,000 4.200%,  3/15/2028 60,591
Schlumberger Finance Canada,
Ltd.
41,000 1.400%,  9/17/2025 38,023
Schlumberger Holdings
Corporation
27,000 4.300%,  5/1/2029
f
26,029
SM Energy Company
135,000 6.625%,  1/15/2027 126,225
55,000 6.500%,  7/15/2028 50,584
Southwestern Energy Company
70,000 5.375%,  2/1/2029 64,932
133,000 5.375%,  3/15/2030 122,360
71,000 4.750%,  2/1/2032 60,671
Sunoco, LP
145,000 5.875%,  3/15/2028 132,205
95,000 4.500%,  4/30/2030
f
76,701
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
232,000 5.500%,  1/15/2028
f
197,239
Targa Resources Partners, LP
115,000 4.875%,  2/1/2031 104,834
Teine Energy, Ltd.
95,000 6.875%,  4/15/2029
f
88,350
TransCanada Trust
25,000 5.600%,  3/7/2082
b
22,688
Transocean Proteus, Ltd.
33,750 6.250%,  12/1/2024
f
31,472
Transocean, Inc.
97,000 11.500%,  1/30/2027
f
91,047
USA Compression Partners, LP
139,000 6.875%,  4/1/2026 126,448
Valero Energy Corporation
90,000 2.800%,  12/1/2031 75,518
Venture Global Calcasieu Pass,
LLC
184,000 3.875%,  8/15/2029
f
160,949
70,000 4.125%,  8/15/2031
f
59,816
Principal
Amount Long-Term Fixed Income (69.3%) Value
Energy (4.6%) - continued
W&T Offshore, Inc.
$ 52,000 9.750%,  11/1/2023
f
$ 49,530
Weatherford International, Ltd.
141,000 8.625%,  4/30/2030
f
117,000
Western Midstream Operating, LP
204,000 3.950%,  6/1/2025 192,525
65,000 5.500%,  8/15/2048 52,975
Williams Companies, Inc.
42,000 2.600%,  3/15/2031 35,152
Total 9,043,186
Financials (11.3%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
70,000 3.150%,  2/15/2024 67,745
63,000 6.500%,  7/15/2025 64,460
108,000 3.000%,  10/29/2028 90,970
Air Lease Corporation
40,000 2.300%,  2/1/2025 37,436
11,000 3.375%,  7/1/2025 10,358
108,000 4.650%,  6/15/2026
b,i
89,682
52,000 3.125%,  12/1/2030 42,501
Aircastle, Ltd.
81,000 5.250%,  6/15/2026
b,f,i
66,852
51,000 2.850%,  1/26/2028
f
42,160
Alliant Holdings Intermediate, LLC
70,000 6.750%,  10/15/2027
f
62,117
Ally Financial, Inc.
227,000 5.750%,  11/20/2025 223,637
96,000 4.700%,  5/15/2026
b,i
76,129
53,000 4.700%,  5/15/2028
b,i
39,101
42,000 8.000%,  11/1/2031 46,690
Altice Financing SA
60,000 5.750%,  8/15/2029
f
48,150
American Express Company
50,000 3.550%,  9/15/2026
b,i
40,680
69,000 2.550%,  3/4/2027 64,292
American Finance Trust, Inc.
178,000 4.500%,  9/30/2028
f
139,730
American Homes 4 Rent, LP
50,000 2.375%,  7/15/2031 39,869
AmWINS Group, Inc.
80,000 4.875%,  6/30/2029
f
65,514
Ares Capital Corporation
21,000 4.250%,  3/1/2025 20,079
90,000 2.150%,  7/15/2026 75,430
Ares Capital Corporation,
Convertible
35,000 4.625%,  3/1/2024 36,356
Australia and New Zealand
Banking Group, Ltd.
96,000 2.950%,  7/22/2030
b,f
90,479
Aviation Capital Group, LLC
73,000 5.500%,  12/15/2024
f
72,358
41,000 4.875%,  10/1/2025
f
39,739
Avolon Holdings Funding, Ltd.
96,000 4.250%,  4/15/2026
f
88,900
BAC Capital Trust XIV
42,000
4.000%,  (LIBOR 3M +
0.400%), 7/18/2022
b,i
29,820

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.3%) Value
Financials (11.3%) - continued
Banco Santander Mexico SA
$ 26,000 5.375%,  4/17/2025
f
$ 26,086
Banco Santander SA
55,000 4.750%,  11/12/2026
b,i
44,973
Bank of America Corporation
73,000 3.004%,  12/20/2023
b
72,761
117,000 3.550%,  3/5/2024
b
116,624
78,000 3.864%,  7/23/2024
b
77,657
87,000 4.200%,  8/26/2024 87,166
213,000 6.250%,  9/5/2024
b,i
207,036
36,000 3.458%,  3/15/2025
b
35,481
44,000 6.100%,  3/17/2025
b,i
43,326
102,000 1.319%,  6/19/2026
b
92,722
111,000 1.197%,  10/24/2026
b
99,324
85,000 4.375%,  1/27/2027
b,i
70,530
70,000 6.125%,  4/27/2027
b,i
67,506
61,000 1.734%,  7/22/2027
b
54,223
86,000 5.875%,  3/15/2028
b,i
75,511
89,000 4.376%,  4/27/2028
b
87,618
126,000 3.593%,  7/21/2028
b
118,831
168,000 3.974%,  2/7/2030
b
158,690
84,000 2.687%,  4/22/2032
b
70,519
62,000 2.572%,  10/20/2032
b
51,138
92,000 2.972%,  2/4/2033
b
78,377
45,000 3.846%,  3/8/2037
b
38,896
Bank of Montreal
46,000 3.088%,  1/10/2037
b
37,641
Bank of New York Mellon
Corporation
22,000 4.700%,  9/20/2025
b,i
21,494
Bank of Nova Scotia
116,000 4.900%,  6/4/2025
b,i
107,556
41,000 1.050%,  3/2/2026 36,700
Barclays plc
99,000 4.338%,  5/16/2024
b
98,947
46,000 8.000%,  6/15/2024
b,i
45,195
41,000 4.375%,  9/11/2024 40,796
49,000 2.852%,  5/7/2026
b
46,270
64,000 4.972%,  5/16/2029
b
62,899
Berkshire Hathaway Finance
Corporation
46,000 2.875%,  3/15/2032 41,238
Blackstone Private Credit Fund
67,000 4.000%,  1/15/2029
f
54,903
BNP Paribas SA
55,000 6.625%,  3/25/2024
b,f,i
52,731
58,000 2.819%,  11/19/2025
b,f
55,406
66,000 3.132%,  1/20/2033
b,f
55,253
Boston Properties, LP
42,000 2.550%,  4/1/2032 33,425
BPCE SA
40,000 2.375%,  1/14/2025
f
37,971
Brixmor Operating Partnership, LP
83,000 2.250%,  4/1/2028 71,176
Canadian Imperial Bank of
Commerce
46,000 3.600%,  4/7/2032 41,757
Canpack SA/Canpack US LLC
230,000 3.125%,  11/1/2025
f
199,966
Capital One Bank USA NA
51,000 3.375%,  2/15/2023 50,958
60,000 2.280%,  1/28/2026
b
56,974
Principal
Amount Long-Term Fixed Income (69.3%) Value
Financials (11.3%) - continued
Capital One Financial Corporation
$ 24,000 3.950%,  9/1/2026
b,i
$ 19,260
69,000 3.273%,  3/1/2030
b
61,062
Cascades USA, Inc.
85,000 5.125%,  1/15/2026
f
77,618
Charles Schwab Corporation
96,000 5.375%,  6/1/2025
b,i
94,800
96,000 4.000%,  6/1/2026
b,i
81,375
25,000 5.000%,  6/1/2027
b,i
22,411
63,000 2.000%,  3/20/2028 56,229
105,000 4.000%,  12/1/2030
b,i
80,824
45,000 2.900%,  3/3/2032 39,615
Citigroup, Inc.
88,000 5.950%,  1/30/2023
b,i
86,222
84,000 5.000%,  9/12/2024
b,i
73,920
105,000 3.352%,  4/24/2025
b
102,842
42,000 5.950%,  5/15/2025
b,i
38,991
100,000 5.500%,  9/13/2025 102,737
44,000 4.000%,  12/10/2025
b,i
38,060
140,000 3.875%,  2/18/2026
b,i
116,200
45,000 4.150%,  11/15/2026
b,i
36,112
148,000 1.122%,  1/28/2027
b
130,680
83,000 1.462%,  6/9/2027
b
73,380
98,000 3.070%,  2/24/2028
b
90,914
168,000 4.075%,  4/23/2029
b
159,684
62,000 4.910%,  5/24/2033
b
61,177
Citizens Financial Group, Inc.
48,000 4.000%,  10/6/2026
b,i
38,227
CNA Financial Corporation
36,000 3.950%,  5/15/2024 36,010
Coinbase Global, Inc., Convertible
101,000 0.500%,  6/1/2026 56,506
Comerica, Inc.
22,000 5.625%,  7/1/2025
b,i
21,780
Commerzbank AG
89,000 8.125%,  9/19/2023
f
90,943
Commonwealth Bank of Australia
51,000 2.688%,  3/11/2031
f
41,501
Cooperatieve Rabobank UA
41,000 1.339%,  6/24/2026
b,f
37,397
Corebridge Financial, Inc.
68,000 3.850%,  4/5/2029
f
62,841
Corporate Office Properties, LP
82,000 2.250%,  3/15/2026 74,318
Credit Acceptance Corporation
184,000 5.125%,  12/31/2024
*
173,328
Credit Agricole SA
44,000 8.125%,  12/23/2025
b,f,i
45,069
42,000 3.250%,  1/14/2030
f
35,672
Credit Suisse Group AG
59,000 6.500%,  8/8/2023
f
59,000
54,000 7.500%,  12/11/2023
b,f,i
51,383
39,000 2.593%,  9/11/2025
b,f
36,692
24,000 7.250%,  9/12/2025
b,f,i
20,852
43,000 3.869%,  1/12/2029
b,f
38,641
Credit Suisse Group Funding
(Guernsey), Ltd.
54,000 3.800%,  9/15/2022 54,043
Dai-ichi Life Insurance Company,
Ltd.
110,000 5.100%,  10/28/2024
b,f,i
109,021

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.3%) Value
Financials (11.3%) - continued
Deutsche Bank AG
$ 143,000 2.129%,  11/24/2026
b
$ 126,966
90,000 2.311%,  11/16/2027
b
77,668
68,000 3.742%,  1/7/2033
b
49,498
Discover Bank
84,000 4.682%,  8/9/2028
b
81,661
Drawbridge Special Opportunities
Fund, LP
170,000 3.875%,  2/15/2026
f
155,860
Duke Realty, LP
27,000 3.375%,  12/15/2027 25,509
EPR Properties
62,000 3.600%,  11/15/2031 49,009
Fidelity National Financial, Inc.
62,000 5.500%,  9/1/2022 62,232
Fifth Third Bancorp
40,000 4.500%,  9/30/2025
b,i
37,249
Fifth Third Bank NA
42,000 3.850%,  3/15/2026 41,208
First Horizon Bank
62,000 5.750%,  5/1/2030 63,640
First Horizon National Corporation
49,000 3.550%,  5/26/2023 48,811
First-Citizens Bank & Trust
Company
95,000 6.125%,  3/9/2028 98,987
Five Corners Funding Trust
100,000 4.419%,  11/15/2023
f
100,550
FNB Corporation
81,000 2.200%,  2/24/2023 80,091
Fortress Transportation and
Infrastructure Investors, LLC
75,000 6.500%,  10/1/2025
f
70,763
51,000 9.750%,  8/1/2027
f
49,848
130,000 5.500%,  5/1/2028
f
107,304
FS KKR Capital Corporation
41,000 3.400%,  1/15/2026 36,390
42,000 2.625%,  1/15/2027 35,320
FTI Consulting, Inc., Convertible
35,000 2.000%,  8/15/2023 63,042
Genworth Mortgage Holdings, Inc.
78,000 6.500%,  8/15/2025
f
73,563
Global Net Lease, Inc.
180,000 3.750%,  12/15/2027
f
150,424
Goldman Sachs Group, Inc.
82,000 0.627%,  11/17/2023
b
80,975
68,000 3.625%,  2/20/2024 67,780
111,000 5.500%,  8/10/2024
b,i
107,148
72,000 4.400%,  2/10/2025
b,i
60,948
44,000 3.500%,  4/1/2025 43,131
61,000 4.250%,  10/21/2025 60,529
62,000 0.855%,  2/12/2026
b
56,405
75,000 3.650%,  8/10/2026
b,i
58,224
45,000 4.125%,  11/10/2026
b,i
36,788
135,000 1.948%,  10/21/2027
b
119,482
45,000 2.640%,  2/24/2028
b
40,841
50,000 3.615%,  3/15/2028
b
47,321
84,000 3.814%,  4/23/2029
b
79,196
42,000 3.800%,  3/15/2030 38,945
42,000 2.615%,  4/22/2032
b
34,870
42,000 2.383%,  7/21/2032
b
33,964
Principal
Amount Long-Term Fixed Income (69.3%) Value
Financials (11.3%) - continued
Hartford Financial Services Group,
Inc.
$ 42,000 2.800%,  8/19/2029 $ 37,449
64,000
3.536%,  (LIBOR 3M +
2.125%), 2/12/2047
b,f
50,513
HSBC Holdings plc
49,000 3.803%,  3/11/2025
b
48,314
24,000 6.375%,  3/30/2025
b,i
23,207
49,000 2.633%,  11/7/2025
b
46,723
37,000 1.645%,  4/18/2026
b
33,895
49,000 1.589%,  5/24/2027
b
43,031
106,000 2.251%,  11/22/2027
b
94,442
42,000 6.500%,  3/23/2028
b,i
38,035
118,000 4.583%,  6/19/2029
b
113,743
111,000 4.600%,  12/17/2030
b,i
85,321
50,000 2.804%,  5/24/2032
b
41,059
72,000 6.500%,  9/15/2037 76,820
HUB International, Ltd.
56,000 7.000%,  5/1/2026
f
52,662
92,000 5.625%,  12/1/2029
f
75,997
Huntington Bancshares, Inc.
66,000 4.450%,  10/15/2027
b,i
58,495
Icahn Enterprises, LP
168,000 4.750%,  9/15/2024 156,796
115,000 6.375%,  12/15/2025 108,711
202,000 5.250%,  5/15/2027 178,940
ING Groep NV
84,000 1.726%,  4/1/2027
b
74,998
Intercontinental Exchange, Inc.
67,000 4.350%,  6/15/2029 66,205
Invitation Homes Operating
Partnership, LP
72,000 2.000%,  8/15/2031 55,387
iStar, Inc.
140,000 4.250%,  8/1/2025 129,298
J.P. Morgan Chase & Company
48,000 5.150%,  5/1/2023
b,i
45,420
44,000 6.000%,  8/1/2023
b,i
41,249
44,000 6.750%,  2/1/2024
b,i
44,294
49,000 1.514%,  6/1/2024
b
47,766
234,000 5.000%,  8/1/2024
b,i
206,505
176,000 4.023%,  12/5/2024
b
175,397
66,000 4.600%,  2/1/2025
b,i
55,738
44,000 2.083%,  4/22/2026
b
41,143
50,000 3.650%,  6/1/2026
b,i
40,950
129,000 1.045%,  11/19/2026
b
114,674
84,000 1.578%,  4/22/2027
b
74,753
105,000 2.947%,  2/24/2028
b
97,282
126,000 4.005%,  4/23/2029
b
120,767
41,000 2.069%,  6/1/2029
b
35,261
168,000 4.493%,  3/24/2031
b
164,071
45,000 2.963%,  1/25/2033
b
38,626
Jefferies Finance, LLC
86,000 5.000%,  8/15/2028
f
70,735
KeyBank NA
63,000 3.900%,  4/13/2029 59,243
Kilroy Realty, LP
83,000 4.375%,  10/1/2025 81,977
KKR Real Estate Finance Trust,
Inc., Convertible
14,000 6.125%,  5/15/2023 13,851

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.3%) Value
Financials (11.3%) - continued
Life Storage, LP
$ 41,000 2.400%,  10/15/2031 $ 32,629
Lincoln National Corporation
40,000
3.801%,  (LIBOR 3M +
2.358%), 8/17/2022
b
27,754
42,000 3.800%,  3/1/2028 40,089
Lloyds Banking Group plc
75,000 3.900%,  3/12/2024 74,548
46,000 7.500%,  6/27/2024
b,i
44,620
84,000 1.627%,  5/11/2027
b
74,651
69,000 3.369%,  12/14/2046
b
48,934
LPL Holdings, Inc.
90,000 4.000%,  3/15/2029
f
77,000
M&T Bank Corporation
55,000 3.500%,  9/1/2026
b,i
41,938
Macquarie Group, Ltd.
83,000 1.629%,  9/23/2027
b,f
72,111
Marsh & McLennan Companies,
Inc.
45,000 2.375%,  12/15/2031 37,669
MetLife, Inc.
54,000 3.850%,  9/15/2025
b,i
48,085
99,000 5.875%,  3/15/2028
b,i
91,898
Mid-America Apartments, LP
84,000 4.200%,  6/15/2028 82,146
Mitsubishi UFJ Financial Group,
Inc.
36,000 3.407%,  3/7/2024 35,716
49,000 1.412%,  7/17/2025 44,989
81,000 1.538%,  7/20/2027
b
71,540
63,000 3.741%,  3/7/2029 59,714
Mizuho Financial Group, Inc.
61,000 1.554%,  7/9/2027
b
53,654
84,000 2.564%,  9/13/2031 67,027
Morgan Stanley
81,000 4.100%,  5/22/2023 81,316
41,000 0.560%,  11/10/2023
b
40,532
36,000 2.720%,  7/22/2025
b
34,681
82,000 1.164%,  10/21/2025
b
75,971
29,000 5.000%,  11/24/2025 29,465
115,000 2.630%,  2/18/2026
b
109,715
89,000 2.188%,  4/28/2026
b
83,318
61,000 0.985%,  12/10/2026
b
54,042
84,000 1.593%,  5/4/2027
b
74,563
82,000 1.512%,  7/20/2027
b
71,916
126,000 3.622%,  4/1/2031
b
115,737
45,000 2.943%,  1/21/2033
b
38,567
MPT Operating Partnership, LP
70,000 5.250%,  8/1/2026 66,110
80,000 4.625%,  8/1/2029 70,200
National Retail Properties, Inc.
42,000 2.500%,  4/15/2030 35,771
Nationstar Mortgage Holdings,
Inc.
104,000 6.000%,  1/15/2027
f
90,214
NatWest Group plc
34,000 6.125%,  12/15/2022 34,150
30,000 6.100%,  6/10/2023 30,384
58,000 4.269%,  3/22/2025
b
57,404
42,000 4.892%,  5/18/2029
b
40,702
63,000 3.754%,  11/1/2029
b
60,505
50,000 4.600%,  6/28/2031
b,i
36,813
Principal
Amount Long-Term Fixed Income (69.3%) Value
Financials (11.3%) - continued
Navient Corporation
$ 97,000 5.500%,  1/25/2023 $ 96,152
14,000 6.750%,  6/25/2025 12,631
40,000 5.000%,  3/15/2027 32,901
Nippon Life Insurance Company
125,000 2.900%,  9/16/2051
b,f
101,091
123,000 5.100%,  10/16/2044
b,f
121,771
73,000 3.400%,  1/23/2050
b,f
63,190
Nomura Holdings, Inc.
62,000 2.172%,  7/14/2028 52,224
Northern Trust Corporation
63,000 4.000%,  5/10/2027 63,379
Omega Healthcare Investors, Inc.
43,000 4.750%,  1/15/2028 40,736
42,000 3.375%,  2/1/2031 34,102
OneMain Finance Corporation
130,000 6.875%,  3/15/2025 123,209
198,000 7.125%,  3/15/2026 182,998
55,000 3.500%,  1/15/2027 44,000
130,000 6.625%,  1/15/2028 116,189
Owl Rock Capital Corporation
41,000 4.250%,  1/15/2026 37,714
Owl Rock Core Income
Corporation
68,000 4.700%,  2/8/2027
f
62,028
Owl Rock Technology Finance
Corporation
20,000 4.750%,  12/15/2025
f
18,800
63,000 3.750%,  6/17/2026
f
56,986
Park Intermediate Holdings, LLC
45,000 4.875%,  5/15/2029
f
38,640
PayPal Holdings, Inc.
42,000 2.850%,  10/1/2029 38,003
Pebblebrook Hotel Trust,
Convertible
64,000 1.750%,  12/15/2026 56,992
PennyMac Financial Services, Inc.
75,000 4.250%,  2/15/2029
f
55,125
Pine Street Trust I
42,000 4.572%,  2/15/2029
f
40,566
Playtika Holding Corporation
129,000 4.250%,  3/15/2029
f
106,425
PNC Bank NA
42,000 2.700%,  10/22/2029 36,599
PNC Financial Services Group,
Inc.
50,000 3.400%,  9/15/2026
b,i
37,966
40,000 6.000%,  5/15/2027
b,i
38,396
PRA Group, Inc.
77,000 7.375%,  9/1/2025
f
74,883
Principal Life Global Funding II
62,000 1.250%,  8/16/2026
f
54,857
Provident Financing Trust I
22,000 7.405%,  3/15/2038 22,660
Prudential Financial, Inc.
45,000 5.125%,  3/1/2052
b
41,542
95,000 5.625%,  6/15/2043
b
92,620
129,000 5.200%,  3/15/2044
b
121,953
22,000 3.700%,  10/1/2050
b
18,415
Radian Group, Inc.
97,000 4.875%,  3/15/2027 86,874

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.3%) Value
Financials (11.3%) - continued
Realty Income Corporation
$ 41,000 4.875%,  6/1/2026 $ 41,811
63,000 3.950%,  8/15/2027 61,459
Regions Financial Corporation
44,000 5.750%,  6/15/2025
b,i
43,569
Reinsurance Group of America,
Inc.
57,000 4.700%,  9/15/2023 57,492
Rocket Mortgage Co-Issuer, Inc.
95,000 3.625%,  3/1/2029
f
74,700
Royal Bank of Canada
82,000 0.750%,  10/7/2024 76,572
Santander Holdings USA, Inc.
84,000 3.450%,  6/2/2025 80,775
47,000 2.490%,  1/6/2028
b
41,482
Santander UK Group Holdings plc
81,000 1.673%,  6/14/2027
b
70,702
63,000 3.823%,  11/3/2028
b
58,481
Service Properties Trust
47,000 4.650%,  3/15/2024 40,388
139,000 7.500%,  9/15/2025 127,359
80,000 5.500%,  12/15/2027 64,800
Simon Property Group, LP
67,000 2.000%,  9/13/2024 64,068
82,000 2.650%,  7/15/2030 69,569
SLM Corporation
40,000 4.200%,  10/29/2025 36,238
Societe Generale SA
48,000 2.625%,  10/16/2024
f
46,157
44,000 8.000%,  9/29/2025
b,f,i
43,100
49,000 1.488%,  12/14/2026
b,f
43,219
Spirit Realty, LP
93,000 2.100%,  3/15/2028 77,961
Standard Chartered plc
62,000 1.319%,  10/14/2023
b,f
61,552
49,000 0.991%,  1/12/2025
b,f
46,258
60,000 6.000%,  7/26/2025
b,f,i
56,821
66,000 2.608%,  1/12/2028
b,f
58,948
Starwood Property Trust, Inc.,
Convertible
23,000 4.375%,  4/1/2023 22,713
State Street Corporation
41,000 2.354%,  11/1/2025
b
39,431
42,000 4.421%,  5/13/2033
b
41,396
Sumitomo Life Insurance Company
125,000 3.375%,  4/15/2081
b,f
107,100
Sumitomo Mitsui Financial Group,
Inc.
48,000 2.448%,  9/27/2024 46,227
66,000 2.174%,  1/14/2027 59,686
63,000 3.544%,  1/17/2028 59,815
63,000 2.142%,  9/23/2030 50,473
Sumitomo Mitsui Trust Bank, Ltd.
41,000 1.050%,  9/12/2025
f
37,194
Summit Hotel Properties, Inc.,
Convertible
34,000 1.500%,  2/15/2026 28,730
SVB Financial Group
100,000 4.000%,  5/15/2026
b,i
76,198
54,000 4.250%,  11/15/2026
b,i
40,745
Principal
Amount Long-Term Fixed Income (69.3%) Value
Financials (11.3%) - continued
Synchrony Financial
$ 42,000 4.250%,  8/15/2024 $ 41,739
84,000 3.700%,  8/4/2026 77,775
Toronto-Dominion Bank
42,000 4.456%,  6/8/2032 41,531
Truist Bank
42,000 2.250%,  3/11/2030 35,167
Truist Financial Corporation
109,000 4.950%,  9/1/2025
b,i
106,105
42,000 1.887%,  6/7/2029
b
36,100
45,000 5.100%,  3/1/2030
b,i
40,725
U.S. Bancorp
60,000 3.700%,  1/15/2027
b,i
46,050
UBS Group AG
49,000 1.364%,  1/30/2027
b,f
43,431
UDR, Inc.
94,000 3.000%,  8/15/2031 80,316
United Wholesale Mortgage, LLC
78,000 5.500%,  4/15/2029
f
59,721
USB Realty Corporation
109,000
2.191%,  (LIBOR 3M +
1.147%), 1/15/2027
b,f,i
87,350
Ventas Realty, LP
34,000 3.750%,  5/1/2024 33,720
VICI Properties, LP/VICI Note
Company, Inc.
58,000 4.625%,  6/15/2025
f
55,173
202,000 5.750%,  2/1/2027
f
191,678
129,000 3.750%,  2/15/2027
f
113,465
Wells Fargo & Company
69,000 4.125%,  8/15/2023 69,499
80,000 2.406%,  10/30/2025
b
76,160
65,000 3.900%,  3/15/2026
b,i
55,981
106,000 2.188%,  4/30/2026
b
99,169
50,000
1.544%,  (LIBOR 3M +
0.500%), 1/15/2027
b
46,380
46,000 3.526%,  3/24/2028
b
43,569
99,000 3.584%,  5/22/2028
b
93,922
99,000 4.478%,  4/4/2031
b
96,817
Welltower, Inc.
41,000 2.050%,  1/15/2029 34,507
63,000 2.800%,  6/1/2031 53,151
Westpac Banking Corporation
63,000 4.110%,  7/24/2034
b
57,582
Willis North America, Inc.
84,000 4.500%,  9/15/2028 80,629
XHR, LP
56,000 4.875%,  6/1/2029
f
48,040
Total 22,154,751
Foreign Government (<0.1%)
Sinopec Group Overseas
Development 2018, Ltd.
49,000 2.150%,  5/13/2025
f
46,960
Total 46,960
Mortgage-Backed Securities (12.1%)
Federal Home Loan Mortgage
Corporation Gold 30-Yr. Pass
Through
1,018,553 2.500%,  5/1/2051
e
918,031

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.3%) Value
Mortgage-Backed Securities (12.1%) -
continued
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
$ 650,000 2.000%,  7/1/2037
e
$ 606,684
2,550,000 2.500%,  7/1/2037
e
2,434,993
350,000 3.000%,  7/1/2037
e
341,952
500,000 4.000%,  7/1/2037
e
504,343
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
548,660 2.500%,  2/1/2051 495,131
1,150,214 2.000%,  3/1/2051 1,003,246
1,328,658 3.000%,  3/1/2052 1,241,186
826,579 2.000%,  4/1/2051 719,716
625,000 2.500%,  4/1/2051
e
563,919
812,666 3.000%,  4/1/2051
e
758,797
868,088 3.000%,  5/1/2050
e
813,968
817,986 2.500%,  7/1/2051 737,213
1,700,000 2.000%,  7/1/2052
e
1,475,016
1,175,000 2.500%,  7/1/2052
e
1,056,490
1,344,374 2.000%,  8/1/2051
e
1,170,392
475,000 5.000%,  7/1/2041
e
484,797
450,000 5.000%,  8/1/2048
e
457,954
3,175,000 3.000%,  7/1/2049
e
2,956,471
4,075,000 3.500%,  7/1/2049
e
3,918,686
1,200,000 4.000%,  7/1/2049
e
1,183,289
Total 23,842,274
Technology (2.7%)
Advanced Micro Devices, Inc.
42,000 3.924%,  6/1/2032 41,336
Akamai Technologies, Inc.,
Convertible
39,000 0.125%,  5/1/2025 42,685
49,000 0.375%,  9/1/2027 48,681
Analog Devices, Inc.
20,000 2.100%,  10/1/2031 17,077
Apple, Inc.
125,000 2.200%,  9/11/2029 112,556
90,000 1.650%,  2/8/2031 75,657
Baidu, Inc.
52,000 3.075%,  4/7/2025 50,562
Black Knight InfoServ, LLC
152,000 3.625%,  9/1/2028
f
132,061
Block, Inc., Convertible
9,000 0.500%,  5/15/2023 9,738
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
84,000 3.125%,  1/15/2025 82,673
63,000 3.875%,  1/15/2027 60,618
Broadcom, Inc.
46,000 4.000%,  4/15/2029
f
42,623
CommScope Technologies
Finance, LLC
123,000 6.000%,  6/15/2025
f
106,395
Dell International, LLC
24,000 5.450%,  6/15/2023 24,242
63,000 5.850%,  7/15/2025 64,972
32,000 5.300%,  10/1/2029 31,547
Fiserv, Inc.
68,000 2.750%,  7/1/2024 66,329
Principal
Amount Long-Term Fixed Income (69.3%) Value
Technology (2.7%) - continued
$ 99,000 4.200%,  10/1/2028 $ 95,382
Gartner, Inc.
190,000 3.625%,  6/15/2029
f
164,610
115,000 3.750%,  10/1/2030
f
97,894
Global Payments, Inc.
17,000 2.650%,  2/15/2025 16,224
42,000 3.200%,  8/15/2029 36,703
Hewlett Packard Enterprise
Company
35,000 2.250%,  4/1/2023 34,748
InterDigital, Inc., Convertible
16,000 3.500%,  6/1/2027
f
16,192
Intuit, Inc.
41,000 0.950%,  7/15/2025 37,751
Iron Mountain, Inc.
165,000 4.875%,  9/15/2027
f
149,086
120,000 5.000%,  7/15/2028
f
106,282
119,000 4.875%,  9/15/2029
f
101,142
170,000 4.500%,  2/15/2031
f
138,915
Jabil, Inc.
44,000 4.250%,  5/15/2027 42,694
Lam Research Corporation
46,000 1.900%,  6/15/2030 38,816
Lumentum Holdings, Inc.,
Convertible
70,000 0.250%,  3/15/2024 97,090
MACOM Technology Solutions
Holdings, Inc., Convertible
20,000 0.250%,  3/15/2026 17,400
Marvell Technology, Inc.
42,000 4.200%,  6/22/2023 41,936
42,000 2.950%,  4/15/2031 35,220
Microchip Technology, Inc.,
Convertible
20,000 0.125%,  11/15/2024 19,900
Micron Technology, Inc.
78,000 4.975%,  2/6/2026 78,758
Minerva Merger Sub, Inc.
145,000 6.500%,  2/15/2030
f
120,581
MSCI, Inc.
120,000 4.000%,  11/15/2029
f
106,360
NCR Corporation
292,000 6.125%,  9/1/2029
f
252,539
Nielsen Finance, LLC
90,000 4.500%,  7/15/2029
f
81,305
NVIDIA Corporation
21,000 2.850%,  4/1/2030 19,225
NXP BV/NXP Funding, LLC
44,000 4.875%,  3/1/2024 44,428
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
21,000 2.700%,  5/1/2025 19,962
42,000 4.300%,  6/18/2029 40,069
ON Semiconductor Corporation,
Convertible
9,000 Zero Coupon,  5/1/2027 10,359
Open Text Corporation
175,000 4.125%,  2/15/2030
f
151,384
Oracle Corporation
105,000 2.500%,  4/1/2025 99,762
105,000 2.950%,  4/1/2030 89,670

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.3%) Value
Technology (2.7%) - continued
PayPal Holdings, Inc.
$ 43,000 3.900%,  6/1/2027 $ 42,849
Progress Software Corporation,
Convertible
17,000 1.000%,  4/15/2026 16,413
PTC, Inc.
65,000 3.625%,  2/15/2025
f
61,476
85,000 4.000%,  2/15/2028
f
76,812
Qorvo, Inc.
125,000 3.375%,  4/1/2031
f
98,292
Rackspace Technology Global,
Inc.
125,000 5.375%,  12/1/2028
f
81,684
Sabre GLBL, Inc., Convertible
16,000 4.000%,  4/15/2025 16,448
Salesforce.com, Inc.
41,000 1.950%,  7/15/2031 34,826
Seagate HDD Cayman
220,000 3.125%,  7/15/2029 172,636
187,000 3.375%,  7/15/2031 145,331
Sensata Technologies, Inc.
245,000 3.750%,  2/15/2031
f
196,358
Shift4 Payments, LLC
40,000 4.625%,  11/1/2026
f
35,400
SS&C Technologies, Inc.
317,000 5.500%,  9/30/2027
f
295,621
Switch, Ltd.
210,000 3.750%,  9/15/2028
f
207,721
Tencent Holdings, Ltd.
50,000 2.880%,  4/22/2031
f,h
42,950
Verint Systems, Inc., Convertible
47,000 0.250%,  4/15/2026 42,887
Viavi Solutions, Inc.
106,000 3.750%,  10/1/2029
f
88,777
Viavi Solutions, Inc., Convertible
8,000 1.000%,  3/1/2024 9,020
Vishay Intertechnology, Inc.,
Convertible
37,000 2.250%,  6/15/2025 35,013
VMware, Inc.
82,000 1.400%,  8/15/2026 72,546
61,000 2.200%,  8/15/2031 48,033
Xilinx, Inc.
24,000 2.375%,  6/1/2030 21,163
Ziff Davis, Inc., Convertible
115,000 1.750%,  11/1/2026
f
110,802
Total 5,365,197
Transportation (1.2%)
AerCap Holdings NV
50,000 5.875%,  10/10/2079
b
42,831
Air Canada Pass Through Trust
7,633 3.875%,  3/15/2023
f
7,493
Air Transport Services Group, Inc.,
Convertible
20,000 1.125%,  10/15/2024 21,590
American Airlines, Inc.
268,000 11.750%,  7/15/2025
f
277,353
309,000 5.500%,  4/20/2026
f
283,905
Principal
Amount Long-Term Fixed Income (69.3%) Value
Transportation (1.2%) - continued
Aon Corporation/Aon Global
Holdings plc
$ 44,000 2.600%,  12/2/2031 $ 36,888
Avis Budget Car Rental, LLC
95,000 5.375%,  3/1/2029
f,h
79,022
Canadian Pacific Railway
Company
89,000 1.750%,  12/2/2026 80,543
45,000 2.450%,  12/2/2031 38,501
CSX Corporation
42,000 4.250%,  3/15/2029 41,782
Delta Air Lines, Inc.
62,000 7.000%,  5/1/2025
f
62,756
95,073 4.500%,  10/20/2025
f
92,379
26,000 7.375%,  1/15/2026 25,960
91,000 4.375%,  4/19/2028 77,299
Greenbrier Companies, Inc.,
Convertible
67,000 2.875%,  4/15/2028 62,310
Hawaiian Brand Intellectual
Property, Ltd.
29,000 5.750%,  1/20/2026
f
25,990
Hertz Corporation
92,000 4.625%,  12/1/2026
f
76,919
110,000 5.000%,  12/1/2029
f
84,700
JetBlue Airways Corporation,
Convertible
45,000 0.500%,  4/1/2026 33,097
Meritor, Inc., Convertible
22,000 3.250%,  10/15/2037 24,009
Mileage Plus Holdings, LLC
126,000 6.500%,  6/20/2027
f
123,833
Penske Truck Leasing Company,
LP
41,000 1.200%,  11/15/2025
f
36,605
42,000 1.700%,  6/15/2026
f
37,435
Ryder System, Inc.
51,000 2.850%,  3/1/2027 47,543
Southwest Airlines Company
42,000 5.125%,  6/15/2027 42,388
50,000 2.625%,  2/10/2030 42,233
Southwest Airlines Company,
Convertible
75,000 1.250%,  5/1/2025 88,313
Union Pacific Corporation
55,000 3.750%,  7/15/2025 55,064
42,000 2.150%,  2/5/2027 38,911
United Airlines Pass Through Trust
35,000 3.700%,  12/1/2022 34,835
United Airlines, Inc.
112,000 4.375%,  4/15/2026
f
98,691
96,000 4.625%,  4/15/2029
f
81,434
VistaJet Malta Finance plc
127,000 6.375%,  2/1/2030
f
101,600
XPO Logistics, Inc.
36,000 6.250%,  5/1/2025
f
35,730
Total 2,339,942
Utilities (2.1%)
AEP Texas, Inc.
43,000 4.700%,  5/15/2032 42,792

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.3%) Value
Utilities (2.1%) - continued
AES Corporation
$ 81,000 3.950%,  7/15/2030
f
$ 73,038
Algonquin Power & Utilities
Corporation
65,000 4.750%,  1/18/2082
b
53,949
Ameren Corporation
52,000 1.750%,  3/15/2028 44,802
American Electric Power
Company, Inc.
125,000 3.875%,  2/15/2062
b
98,845
67,000 2.031%,  3/15/2024 64,815
42,000 2.300%,  3/1/2030 35,339
Berkshire Hathaway Energy
Company
59,000 4.050%,  4/15/2025 59,360
Calpine Corporation
116,000 4.500%,  2/15/2028
f
105,314
CenterPoint Energy, Inc.
34,000 2.500%,  9/1/2024 32,864
62,000 1.450%,  6/1/2026 55,803
63,000 2.650%,  6/1/2031 53,660
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
113,000 5.500%,  6/15/2031
f
96,224
Dominion Energy, Inc.
34,000 3.071%,  8/15/2024 33,194
89,000 4.650%,  12/15/2024
b,i
79,089
70,000 4.350%,  1/15/2027
b,i
57,575
52,000 3.375%,  4/1/2030 47,535
Duke Energy Corporation
50,000 3.250%,  1/15/2082
b
39,081
24,000 4.875%,  9/16/2024
b,i
21,840
98,000 3.150%,  8/15/2027 92,566
52,000 2.450%,  6/1/2030 43,830
Edison International
58,000 4.950%,  4/15/2025 58,146
145,000 5.000%,  12/15/2026
b,i
115,366
Enel Finance International NV
81,000 1.375%,  7/12/2026
f
71,024
Energy Transfer, LP
48,000 6.500%,  11/15/2026
b,i
42,428
Entergy Corporation
41,000 0.900%,  9/15/2025 36,906
42,000 1.900%,  6/15/2028 36,032
Evergy, Inc.
35,000 2.450%,  9/15/2024 33,653
Eversource Energy
73,000 4.600%,  7/1/2027 73,584
Exelon Corporation
42,000 4.050%,  4/15/2030 40,303
Fells Point Funding Trust
100,000 3.046%,  1/31/2027
f
92,213
Jersey Central Power & Light
Company
21,000 2.750%,  3/1/2032
f
17,862
National Rural Utilities Cooperative
Finance Corporation
66,000 3.450%,  6/15/2025 65,575
NextEra Energy Capital Holdings,
Inc.
65,000 3.800%,  3/15/2082
b
52,179
42,000 2.250%,  6/1/2030 35,269
Principal
Amount Long-Term Fixed Income (69.3%) Value
Utilities (2.1%) - continued
NextEra Energy Operating
Partners, LP
$ 195,000 3.875%,  10/15/2026
f
$ 178,425
NextEra Energy Partners, LP,
Convertible
112,000 Zero Coupon,  11/15/2025
f
115,752
NiSource, Inc.
48,000 5.650%,  6/15/2023
b,i
43,198
42,000 2.950%,  9/1/2029 37,202
NRG Energy, Inc.
53,000 2.000%,  12/2/2025
f
47,973
270,000 3.375%,  2/15/2029
f
217,731
60,000 5.250%,  6/15/2029
f
53,550
NRG Energy, Inc., Convertible
32,000 2.750%,  6/1/2048 34,352
PG&E Corporation
130,000 5.000%,  7/1/2028 109,704
Public Service Enterprise Group,
Inc.
42,000 1.600%,  8/15/2030 33,358
Sempra Energy
65,000 4.125%,  4/1/2052
b
52,115
44,000 4.875%,  10/15/2025
b,i
40,479
63,000 3.400%,  2/1/2028 59,489
Southern Company
42,000 4.475%,  8/1/2024 42,160
125,000 4.000%,  1/15/2051
b
112,060
92,000 3.750%,  9/15/2051
b
78,170
Suburban Propane Partners, LP
155,000 5.875%,  3/1/2027 146,197
85,000 5.000%,  6/1/2031
f
72,282
TerraForm Power Operating, LLC
235,000 5.000%,  1/31/2028
f
212,849
TransCanada Trust
90,000 5.875%,  8/15/2076
b
85,500
Vistra Operations Company, LLC
86,000 5.125%,  5/13/2025
f
85,153
160,000 5.000%,  7/31/2027
f
145,458
Xcel Energy, Inc.
51,000 4.000%,  6/15/2028 49,848
65,000 4.600%,  6/1/2032 64,464
Total 4,119,524
Total Long-Term Fixed Income
(cost $150,647,294) 136,415,860
Shares
Registered Investment
Companies ( 12.5% ) Value
Unaffiliated  (1.0%)
27,984 Aberdeen Asia-Pacific Income
Fund, Inc. 81,713
10,675 AllianceBernstein Global High
Income Fund, Inc. 104,295
15,014 Allspring Income Opportunities
Fund 97,441
7,371 BlackRock Core Bond Trust 83,440
9,029 BlackRock Corporate High Yield
Fund, Inc. 86,046
9,015 BlackRock Credit Allocation
Income Trust 98,173
900 BlackRock Debt Strategies Fund,
Inc. 8,226

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (12.5%) Value
Unaffiliated  (1.0%)- continued
900 BlackRock Enhanced Equity
Dividend Trust $ 7,947
8,249 BlackRock Enhanced Global
Dividend Trust 80,593
2,550 BlackRock Enhanced International
Dividend Trust 12,903
1,250 BlackRock Floating Rate Income
Strategies Fund, Inc. 14,237
5,100 BlackRock Income Trust, Inc. 23,154
6,666 BlackRock Multi-Sector Income
Trust 94,724
5,171 Blackstone Strategic Credit Fund
h
57,760
1,050 Brookfield Real Assets Income
Fund, Inc. 19,351
10,914 Eaton Vance Limited Duration
Income Fund 112,742
2,502 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 19,290
7,187 First Trust High Income Long/Short
Fund 81,932
3,543 Invesco Dynamic Credit
Opportunities Fund
c
37,970
20,025 Nuveen Credit Strategies Income
Fund 104,130
2,550 Nuveen Preferred Income
Opportunities Fund 19,507
3,000 Nuveen Quality Preferred Income
Fund II 21,780
9,550 PGIM Global High Yield Fund, Inc. 109,538
8,521 PGIM High Yield Bond Fund, Inc. 104,894
3,002 Pimco Dynamic Income Fund 62,652
2,950 SPDR Bloomberg High Yield Bond
ETF
h
267,595
1,762 Tri-Continental Corporation 46,112
5,300 Virtus AllianzGI Convertible &
Income Fund
h
19,504
850 Virtus AllianzGI Equity &
Convertible Income Fund 17,637
5,605 Virtus Dividend, Interest &
Premium Strategy Fund 64,682
8,264 Voya Global Equity Dividend &
Premium Opportunity Fund 45,452
19,203 Western Asset High Income
Opportunity Fund, Inc. 76,044
Total 2,081,464
Affiliated  (11.5%)
3,005,357 Thrivent Core Emerging Markets
Debt Fund 22,540,179
Total 22,540,179
Total Registered Investment
Companies (cost $31,422,734) 24,621,643
Shares Preferred Stock ( 1.2% ) Value
Communications Services (0.1%)
6,550 AT&T, Inc., 4.750%
i
125,432
304 Paramount Global, Convertible,
5.750%
h
12,002
3,500 Telephone and Data Systems, Inc.,
6.000%
i
64,435
Total 201,869
Shares Preferred Stock (1.2%) Value
Consumer Staples (<0.1%)
850 CHS, Inc., 7.100%
b,i
$ 21,973
Total 21,973
Energy (0.1%)
6,153 Crestwood Equity Partners, LP,
9.250%
i
55,992
825 Energy Transfer, LP, 7.600%
b,i
19,223
1,736 Nustar Logistics, LP, 7.778%
b
41,577
Total 116,792
Financials (0.7%)
1,750 Aegon Funding Corporation II,
5.100% 36,750
3,700 Allstate Corporation, 5.100%
i
82,732
1,000 American International Group, Inc.
5.850%
i
25,200
2,700 Bank of America Corporation,
4.250%
i
49,950
2,200 Bank of America Corporation,
5.000%
i
46,838
1,000 Bank of America Corporation,
5.375%
i
22,930
3,050 Capital One Financial Corporation,
5.000%
i
61,762
1,445 Cobank ACB, 6.250%
b,h,i
144,572
4,275 Equitable Holdings, Inc., 5.250%
i
90,202
70 First Horizon Bank, 3.750%
b,f,i
56,882
1,150 First Horizon Corporation, 6.500%
i
29,199
4,000 First Republic Bank, 4.500%
i
74,000
3,700 J.P. Morgan Chase & Company,
4.200%
i
68,598
4,050 J.P. Morgan Chase & Company,
4.750%
i
86,468
1,750 J.P. Morgan Chase & Company,
5.750%
i
43,593
3,080 Morgan Stanley, 5.850%
b,i
76,168
3,700 Morgan Stanley, 7.125%
b,i
97,051
800 Regions Financial Corporation,
5.700%
b,i
18,664
425 Synovus Financial Corporation,
5.875%
b,i
10,553
2,650 Truist Financial Corporation,
4.750%
i
53,053
3,500 Wells Fargo & Company, 4.250%
i
61,530
148 Wells Fargo & Company,
Convertible, 7.500%
i
179,895
Total 1,416,590
Health Care (<0.1%)
962 Becton, Dickinson and Company,
Convertible, 6.000% 47,581
532 Boston Scientific Corporation,
Convertible, 5.500% 53,966
Total 101,547
Industrials (<0.1%)
282 Stanley Black & Decker, Inc.,
Convertible, 5.250% 19,004
Total 19,004
Real Estate (0.1%)
2,000 Public Storage, 3.950%
i
36,480
3,200 Public Storage, 4.125%
i
62,272

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock (1.2%) Value
Real Estate (0.1%) - continued
668 Public Storage, 4.625%
i
$ 14,689
175 Public Storage, 4.700%
i
3,864
Total 117,305
Utilities (0.2%)
994 AES Corporation, Convertible,
6.875% 85,812
571 American Electric Power
Company, Inc., Convertible,
6.125% 30,834
5,025 CMS Energy Corporation, 4.200%
i
89,294
1,596 NextEra Energy, Inc., Convertible,
4.872% 89,871
759 NextEra Energy, Inc., Convertible,
5.279% 37,684
89 NiSource, Inc., Convertible,
7.750% 10,121
3,525 Southern Company, 4.950% 77,032
Total 420,648
Total Preferred Stock
(cost $2,851,819) 2,415,728
Shares
Collateral Held for Securities
Loaned ( 1.0% ) Value
2,004,980 Thrivent Cash Management Trust 2,004,980
Total Collateral Held for
Securities Loaned
(cost $2,004,980) 2,004,980
Shares Common Stock ( 0.8% ) Value
Communications Services (0.1%)
1,013 AT&T, Inc. 21,233
240 Charter Communications, Inc.
l
112,447
133 Paramount Global 3,282
82 Twitter, Inc.
l
3,066
306 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
l
4,667
Total 144,695
Consumer Discretionary (<0.1%)
594 Bloomin' Brands, Inc. 9,872
16 Booking Holdings, Inc.
l
27,984
450 Callaway Golf Company
l
9,180
194 Dick's Sporting Goods, Inc. 14,622
35 Vail Resorts, Inc. 7,632
Total 69,290
Energy (<0.1%)
507 EQT Corporation 17,441
195 Pioneer Natural Resources
Company 43,500
Total 60,941
Financials (0.1%)
368 Bank of America Corporation 11,456
1,500 BlackRock TCP Capital
Corporation 18,795
716 Blackstone Mortgage Trust, Inc. 19,812
859 FS KKR Capital Corporation 16,682
1,705 Golub Capital BDC, Inc. 22,097
Shares Common Stock (0.8%) Value
Financials (0.1%) - continued
290 Hannon Armstrong Sustainable
Infrastructure Capital, Inc. $ 10,979
1,446 KKR & Company, Inc. 66,935
368 Wells Fargo & Company 14,414
Total 181,170
Health Care (0.2%)
80 Becton, Dickinson and Company 19,722
28 Boston Scientific Corporation
l
1,044
517 Danaher Corporation 131,070
296 Elevance Health, Inc. 142,844
1,316 Ionis Pharmaceuticals, Inc.
l
48,718
92 Jazz Pharmaceuticals, Inc.
l
14,353
Total 357,751
Industrials (0.2%)
524 Aerojet Rocketdyne Holdings, Inc.
l
21,274
821 Chart Industries, Inc.
l
137,419
756 FTI Consulting, Inc.
l
136,722
898 JetBlue Airways Corporation
l
7,516
499 Kaman Corporation 15,594
2 Patrick Industries, Inc. 104
555 Southwest Airlines Company
l
20,047
Total 338,676
Information Technology (0.2%)
157 Akamai Technologies, Inc.
l
14,339
254 Broadcom, Inc. 123,396
637 II-VI, Inc.
h,l
32,455
1,031 Microchip Technology, Inc. 59,880
1,682 ON Semiconductor Corporation
l
84,621
2,544 Sabre Corporation
l
14,832
450 SunPower Corporation
l
7,114
95 Teradyne, Inc. 8,507
179 Western Digital Corporation
l
8,025
Total 353,169
Real Estate (<0.1%)
885 Pebblebrook Hotel Trust 14,665
Total 14,665
Utilities (<0.1%)
201 American Electric Power
Company, Inc. 19,284
269 DTE Energy Company 34,096
1,351 NiSource, Inc. 39,841
Total 93,221
Total Common Stock
(cost $1,667,964) 1,613,578
Shares or
Principal
Amount Short-Term Investments ( 13.5% ) Value
Federal Home Loan Bank Discount
Notes
100,000 0.820%, 7/19/2022
m,n
99,931
100,000 0.855%, 7/22/2022
m,n
99,918
100,000 1.010%, 8/10/2022
m
99,811
Thrivent Core Short-Term Reserve
Fund
2,583,505 1.630% 25,835,049

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments (13.5%) Value
U.S. Treasury Bills
300,000 0.762%, 7/21/2022
m
$ 299,831
100,000 1.300%, 8/11/2022
m,o
99,853
Total Short-Term Investments
(cost $26,530,342) 26,534,393
Total Investments (cost
$241,546,555) 110.8% $218,163,198
Other Assets and Liabilities, Net
(10.8%) (21,260,283)
Total Net Assets 100.0% $196,902,915
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
June 30, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2022, the value of these investments was $60,829,970 or 30.9% of
total net assets.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 30, 2022.
h All or a portion of the security is on loan.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k All or a portion of the security is insured or guaranteed.
l Non-income producing security.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Opportunity Income Plus Portfolio as of June 30, 2022
was $271,053 or 0.14% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of June 30, 2022.
Security
Acquisition
Date Cost
College Avenue Student Loans,
LLC, 11/26/2046 7/11/2017 $ 98,696
Credit Acceptance Corporation,
12/31/2024 5/29/2020 182,495
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus
Portfolio as of June 30, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 1,271,519
Common Stock 649,708
Total lending $1,921,227
Gross amount payable upon return of
collateral for securities loaned $2,004,980
Net amounts due to counterparty $83,753
Definitions:
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 593,112
Gross unrealized depreciation (24,577,760)
Net unrealized appreciation (depreciation) $ (23,984,648)
Cost for federal income tax purposes $ 242,123,666

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2022, in valuing Opportunity Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 1,137,792 – – 1,137,792
Capital Goods 4,806,145 – 3,283,658 1,522,487
Communications Services 4,500,080 – 4,214,586 285,494
Consumer Cyclical 2,643,909 – 2,194,479 449,430
Consumer Non-Cyclical 4,416,766 – 4,416,766 –
Energy 308,148 – 308,148 –
Financials 1,299,911 – 1,145,850 154,061
Technology 2,843,840 – 2,444,157 399,683
Transportation 1,919,560 – 1,919,560 –
Utilities 680,865 – 680,865 –
Long-Term Fixed Income
Asset-Backed Securities 13,568,428 – 13,568,428 –
Basic Materials 3,546,647 – 3,546,647 –
Capital Goods 6,345,687 – 6,345,687 –
Collateralized Mortgage Obligations 12,371,534 – 12,371,534 –
Commercial Mortgage-Backed Securities 3,033,863 – 3,033,863 –
Communications Services 8,966,960 – 8,966,960 –
Consumer Cyclical 11,178,257 – 11,178,257 –
Consumer Non-Cyclical 10,492,650 – 10,492,650 –
Energy 9,043,186 – 9,043,186 –
Financials 22,154,751 – 22,154,751 –
Foreign Government 46,960 – 46,960 –
Mortgage-Backed Securities 23,842,274 – 23,842,274 –
Technology 5,365,197 – 5,365,197 –
Transportation 2,339,942 – 2,339,942 –
Utilities 4,119,524 – 4,119,524 –
Preferred Stock
Communications Services 201,869 201,869 – –
Consumer Staples 21,973 21,973 – –
Energy 116,792 116,792 – –
Financials 1,416,590 1,215,136 201,454 –
Health Care 101,547 101,547 – –
Industrials 19,004 19,004 – –
Real Estate 117,305 117,305 – –
Utilities 420,648 420,648 – –
Registered Investment Companies
Unaffiliated 2,081,464 2,043,494 – 37,970
Common Stock
Communications Services 144,695 140,028 4,667 –
Consumer Discretionary 69,290 69,290 – –
Energy 60,941 60,941 – –
Financials 181,170 181,170 – –
Health Care 357,751 357,751 – –
Industrials 338,676 338,676 – –
Information Technology 353,169 353,169 – –
Real Estate 14,665 14,665 – –
Utilities 93,221 93,221 – –
Short-Term Investments 699,344 – 699,344 –
Subtotal Investments in Securities $167,782,990 $5,866,679 $157,929,394 $3,986,917
Other Investments  * Total
Affiliated Registered Investment Companies 22,540,179
Affiliated Short-Term Investments 25,835,049
Collateral Held for Securities Loaned 2,004,980
Subtotal Other Investments $50,380,208
Total Investments at Value $218,163,198

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 64,856 64,856 – –
Credit Default Swaps 584 – 584 –
Total Asset Derivatives $65,440 $64,856 $584 $–
Liability Derivatives
Futures Contracts 89,620 89,620 – –
Total Liability Derivatives $89,620 $89,620 $– $–
The following table presents Opportunity Income Plus Portfolio's futures contracts held as of June 30, 2022. Investments and/or cash totaling
$199,849 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME Ultra Long Term U.S. Treasury Bond 22 September 2022 $ 3,485,182 ( $ 89,620)
Total Futures Long Contracts $ 3,485,182 ( $ 89,620)
CBOT 10-Yr. U.S. Treasury Note (25) September 2022 ( $ 2,979,998) $ 16,717
CBOT 2-Yr. U.S. Treasury Note (30) September 2022 (6,318,423) 17,955
CBOT 5-Yr. U.S. Treasury Note (49) September 2022 (5,516,965) 16,715
CBOT U.S. Long Bond (11) September 2022 (1,532,923) 8,048
Ultra 10-Yr. U.S. Treasury Note (6) September 2022 (769,671) 5,421
Total Futures Short Contracts ( $ 17,117,980) $64,856
Total Futures Contracts ( $ 13,632,798) ($24,764)
The following table presents Opportunity Income Plus Portfolio's swaps contracts held as of June 30, 2022. Investments totaling $99,853 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 38, 5 Year, at 5.00%, Quarterly Buy 6/20/2027 $ 1,009,800 $ – $ 584 $ 584
Total Credit Default Swaps $– $584 $584
1 As the buyer of protection, Opportunity Income Plus Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Opportunity Income Plus Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Opportunity Income Plus Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2022, for Opportunity Income Plus
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 64,856
Total Interest Rate Contracts 64,856
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 584
Total Credit Contracts 584
Total Asset Derivatives $65,440
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 89,620
Total Interest Rate Contracts 89,620
Total Liability Derivatives $89,620
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2022, for
Opportunity Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 1,264,651
Total Interest Rate Contracts
1,264,651
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (157)
Total Credit Contracts
(157)
Total $1,264,494
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2022, for Opportunity Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (32,387)
Total Interest Rate Contracts (32,387)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 584
Total Credit Contracts 584
Total ($31,803)
The following table presents Opportunity Income Plus Portfolio's average volume of derivative activity during the period ended June 30, 2022.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $3,757,427
Futures - Short (37,813,190)
Credit Contracts
Credit Default Swaps - Buy Protection 324

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Opportunity Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
6/30/2022
Shares Held at
6/30/2022
% of Net
Assets
6/30/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $30,605 $707 $2,150 $22,540 3,005 11.5%
Total Affiliated Registered Investment
Companies 30,605 22,540 11.5
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% 34,985 45,552 54,702 25,835 2,584 13.1
Total Affiliated Short-Term Investments 34,985 25,835 13.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 6,114 35,431 39,540 2,005 2,005 1.0
Total Collateral Held for Securities Loaned 6,114 2,005 1.0
Total Value $71,704 $50,380
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 6/30/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(492) $(6,130) $ – $707
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% 0 0 – 96
Total Income/Non Income Cash from Affiliated
Investments $803
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 25
Total Affiliated Income from Securities Loaned, Net $25
Total Value $(492) $(6,130) $ –

Partner Emerging Markets Equity Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 92.0% ) Value
Bermuda (0.5%)
2,916 Credicorp Ltd. $ 349,658
Total 349,658
Brazil (4.9%)
297,898 B3 SA - Brasil Bolsa Balcao 626,710
409,371 Banco Bradesco SA ADR 1,334,550
137,872 Raia Drogasil SA 507,129
201,785 Rumo SA 614,595
89,020 WEG SA 449,910
Total 3,532,894
Cayman Islands (19.6%)
258,400 Alibaba Group Holding, Ltd.
a
3,686,178
359,200 Budweiser Brewing Company
APAC, Ltd.
b
1,077,851
182,000 China Resources Land, Ltd. 853,450
49,059 JD.com, Inc. 1,580,830
4,973 Sea, Ltd. ADR
a
332,495
96,200 Tencent Holdings, Ltd. 4,354,507
131,500 WuXi Biologics (Cayman), Inc.
a,b
1,218,403
139,000 Zhongsheng Group Holdings, Ltd. 982,113
Total 14,085,827
Chile (0.9%)
38,827 Banco Santander Chile SA ADR 632,492
Total 632,492
China (14.5%)
29,899 China International Travel Service
Corporation, Ltd.
a
1,042,361
212,000 China Merchants Bank Company,
Ltd., Class H 1,431,938
57,516 Foshan Haitian Flavouring and
Food Company, Ltd. 778,478
2,795 Kweichow Moutai Company, Ltd. 854,858
153,372 LONGi Green Energy Technology
Company, Ltd. 1,533,976
106,425 Midea Group Company, Ltd. 963,259
336,888 NARI Technology Company, Ltd. 1,363,198
55,100 Shenzhou International Group
Holdings, Ltd. 672,529
48,320 Sungrow Power Supply Company,
Ltd. 711,449
121,300 Yonyou Network Technology
Company, Ltd. 394,760
18,099 Yunnan Energy New Material
Company, Ltd. 678,541
Total 10,425,347
Hong Kong (3.5%)
137,000 AIA Group, Ltd. 1,496,940
20,030 Hong Kong Exchanges & Clearing,
Ltd. 990,609
Total 2,487,549
India (13.9%)
37,564 Hindustan Unilever, Ltd. 1,065,072
86,633 Housing Development Finance
Corporation 2,396,850
62,787 Kotak Mahindra Bank, Ltd. 1,327,930
7,899 Maruti Suzuki India, Ltd. 851,417
Shares Common Stock (92.0%) Value
India (13.9%) - continued
342,231 Power Grid Corporation of India,
Ltd. $ 921,037
101,213 SBI Life Insurance Company, Ltd.
b
1,389,977
30,304 Tata Consultancy Services, Ltd. 1,258,431
10,261 Ultra Tech Cement, Ltd. 731,509
Total 9,942,223
Indonesia (3.3%)
2,904,100 Bank Central Asia Tbk PT 1,414,122
3,439,296 Bank Rakyat Indonesia Persero
Tbk PT 960,478
Total 2,374,600
Luxembourg (0.7%)
3,057 Globant SA
a
531,918
Total 531,918
Mexico (6.8%)
18,614 Fomento Economico Mexicano SAB
de CV ADR 1,256,259
32,560 Grupo Aeroportuario del Sureste,
SAB de CV 641,841
249,950 Grupo Financiero Banorte SAB de
CV ADR 1,397,070
371,786 Grupo Mexico, SAB de CV 1,549,486
Total 4,844,656
Netherlands (1.6%)
2,121 ASM International NV 527,722
1,354 ASML Holding NV 639,684
Total 1,167,406
Philippines (0.6%)
260,636 Bank of the Philippine Islands 401,993
Total 401,993
Russian Federation (<0.1%)
22,154 Lukoil ADR
c
3
78,093 NovaTek PJSC
c,d
0
136,926 Sberbank of Russia PJSC
a,c
0
Total 3
South Africa (3.2%)
15,560 Anglo American Platinum, Ltd. 1,362,919
187,644 Sanlam, Ltd. 609,886
38,058 Vodacom Group 308,194
Total 2,280,999
South Korea (2.7%)
3,144 LG Chem, Ltd. 1,249,054
39,825 Samsung Engineering Company,
Ltd.
a
661,922
Total 1,910,976
Taiwan (10.7%)
91,000 Delta Electronics, Inc. 678,519
320,000 Hon Hai Precision Industry
Company, Ltd. 1,174,766

Partner Emerging Markets Equity Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (92.0%) Value
Taiwan (10.7%) - continued
365,499 Taiwan Semiconductor
Manufacturing Company, Ltd. $ 5,857,616
Total 7,710,901
Thailand (2.6%)
173,600 Kasikornbank Public Company,
Ltd. 746,163
244,600 PTT Exploration & Production pcl 1,102,647
Total 1,848,810
United Kingdom (1.5%)
60,906 Mondi plc 1,082,283
Total 1,082,283
United States (0.5%)
574 Mercadolibre, Inc.
a
365,563
Total 365,563
Total Common Stock
(cost $60,359,778) 65,976,098
Shares Preferred Stock ( 6.3% )
South Korea (6.3%)
112,871 Samsung Electronics Company,
Ltd. 4,536,895
Total 4,536,895
Total Preferred Stock
(cost $1,226,053) 4,536,895
Shares Short-Term Investments ( 1.7% )
Thrivent Core Short-Term Reserve
Fund
119,956 1.630% 1,199,556
Total Short-Term Investments
(cost $1,199,556) 1,199,556
Total Investments (cost
$62,785,387) 100.0% $71,712,549
Other Assets and Liabilities,
Net 0.0% (10,660)
Total Net Assets 100.0% $71,701,889
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2022, the value of these investments was $3,686,231 or 5.1% of
total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d Pursuant to sanctions related to the Russian invasion
of Ukraine which restricts the ability of Russia to make
payments on its dollar-denominated sovereign debt and
equity, subsequent to year-end existing accruals on these
securities have been reserved and income is currently not
being accrued.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 21,615,061
Gross unrealized depreciation (12,990,919)
Net unrealized appreciation (depreciation) $ 8,624,142
Cost for federal income tax purposes $ 63,088,407

Partner Emerging Markets Equity Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Partner
Emerging Markets Equity as discussed in the Notes to Financial Statements.
* Located on the Statement of Operations, Change in net unrealized appreciation/(depreciation) on investments.
^ Located on the Statement of Operations, Net realized gains/(losses) on investments.
# Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
@ Transferred from Level 3 to Level 2 because observable market data became available for the securities.
The reporting entity's Level 3 securities' fair value is calculated by a vendor using the established policies and procedures of the reporting entity. Inputs used in valuation include the liquidity spread of the issuer. Unobservable inputs were weighted by the relative fair value of the instruments. A significant increase or decrease in the inputs in isolation would have resulted in a significantly lower or higher fair value measurement.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2022, in valuing Partner Emerging Markets Equity Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 4,662,701 – 4,662,701 –
Consumer Discretionary 10,144,250 365,563 9,778,687 –
Consumer Staples 5,032,518 1,256,259 3,776,259 –
Energy^ 1,102,650 – 1,102,647 3
Financials^ 17,507,366 2,316,700 15,190,666 0
Health Care 1,725,532 – 1,725,532 –
Industrials 4,611,686 – 4,611,686 –
Information Technology 10,717,392 864,413 9,852,979 –
Materials 6,653,792 – 6,653,792 –
Utilities 3,818,211 – 3,818,211 –
Preferred Stock
Information Technology 4,536,895 – 4,536,895 –
Subtotal Investments in Securities $70,512,993 $4,802,935 $65,710,055 $3
Other Investments  * Total
Affiliated Short-Term Investments 1,199,556
Subtotal Other Investments $1,199,556
Total Investments at Value $71,712,549
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
Investments in Securities
Beginning
Value
12/31/2021
Realized
Gain/
(Loss)^
Change in
Unrealized
Appreciation/
(Depreciation)
*  Purchases  Sales
Transfers
Into
Level 3 #
Transfers
Out of Level
3 @
Ending Value
6/30/2022
Common Stock
 Energy $- $-   ($3,767,560) $102,173 $-  $3,665,390  $-  $3
Financials -  (196,178) (549,595) (387,093) 1,132,866 - -
Total  $- ($196,178)   ($4,317,155)  $102,173 ($387,093)  $4,798,256 $- $3

Partner Emerging Markets Equity Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Partner Emerging Markets
Equity Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
6/30/2022
Shares Held at
6/30/2022
% of Net
Assets
6/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% $503 $11,065 $10,368 $1,200 120 1.7%
Total Affiliated Short-Term Investments 503 1,200 1.7
Total Value $503 $1,200
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 6/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% $– $– $ – $4
Total Income/Non Income Cash from Affiliated
Investments $4
Total Value $– $– $ –

Partner Healthcare Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 95.3% ) Value
Biotechnology (18.2%)
4,405 10X Genomics, Inc.
a
$ 199,326
64,563 AbbVie, Inc. 9,888,469
21,110 Acumen Pharmaceuticals, Inc.
a
99,217
8,197 Alnylam Pharmaceuticals, Inc.
a
1,195,532
13,777 Ambrx Biopharma, Inc. ADR
a
36,509
33,219 Amgen, Inc. 8,082,183
22,375 Arcutis Biotherapeutics, Inc.
a
476,811
3,254 Argenx SE ADR
a
1,232,876
20,410 Biogen, Inc.
a
4,162,415
16,995 BioMarin Pharmaceutical, Inc.
a
1,408,376
8,933 Cerevel Therapeutics Holdings
a
236,189
13,043 Decibel Therapeutics, Inc.
a
54,911
7,165 Design Therapeutics, Inc.
a
100,310
1,605 Enanta Pharmaceuticals, Inc.
a
75,868
8,063 Exact Sciences Corporation
a
317,602
1,269 Genmab AS
a
411,720
8,464 Genmab AS ADR
a
274,995
66,145 Gilead Sciences, Inc. 4,088,422
5,968 Guardant Health, Inc.
a
240,749
12,538 Imago BioSciences, Inc.
a
167,884
7,361 Immuneering Corporation
a
39,823
5,022 Immunocore Holdings plc ADR
a
187,371
14,002 Incyte Corporation
a
1,063,732
7,685 Ionis Pharmaceuticals, Inc.
a
284,499
2,074 Krystal Biotech, Inc.
a
136,179
31,362 Mersana Therapeutics, Inc.
a
144,892
14,462 Moderna, Inc.
a
2,065,897
14,609 Monte Rosa Therapeutics, Inc.
a
141,269
6,199 MoonLake Immunotherapeutics
a
32,545
8,560 Nautilus Biotechnology, Inc.
a
23,026
12,097 Neurocrine Biosciences, Inc.
a
1,179,216
2,146 Nuvation Bio, Inc., Warrants
(Expires 07/07/2027)
a
601
9,352 PMV Pharmaceuticals, Inc.
a
133,266
14,300 POINT Biopharma Global, Inc.
a
97,383
8,470 Prothena Corporation plc
a
229,960
4,762 Regeneron Pharmaceuticals, Inc.
a
2,814,961
5,894 Revolution Medicines, Inc.
a
114,874
11,260 Sarepta Therapeutics, Inc.
a
844,050
10,256 Seagen, Inc.
a
1,814,697
5,785 Sierra Oncology, Inc.
a
318,117
12,324 Talaris Therapeutics, Inc.
a
55,581
12,792 Tenaya Therapeutics, Inc.
a
72,019
15,222 TScan Therapeutics, Inc.
a
47,873
21,834 Vertex Pharmaceuticals, Inc.
a
6,152,603
Total 50,744,798
Financials (0.3%)
47,585 Health Assurance Acquisition
Corporation
a
470,140
9,147 Health Assurance Acquisition
Corporation, Warrants (Expires
11/12/2025)
a
1,233
7,296 Health Sciences Acquisitions
Corporation 2
a
72,668
22,420 MedTech Acquisition Corporation
a
220,613
Total 764,654
Health Care Distributors (2.9%)
26,560 AmerisourceBergen Corporation 3,757,709
6,947 Henry Schein, Inc.
a
533,113
11,519 McKesson Corporation 3,757,613
Total 8,048,435
Shares Common Stock (95.3%) Value
Health Care Equipment (16.8%)
101,599 Abbott Laboratories $ 11,038,731
7,266 ABIOMED, Inc.
a
1,798,408
61,339 Avantor, Inc.
a
1,907,643
35,015 Baxter International, Inc. 2,249,014
127,683 Boston Scientific Corporation
a
4,758,745
25,706 Danaher Corporation 6,516,985
20,448 DexCom, Inc.
a
1,523,989
20,736 Edwards Lifesciences Corporation
a
1,971,786
3,518 Insulet Corporation
a
766,713
10,341 Intuitive Surgical, Inc.
a
2,075,542
45,360 Medtronic plc 4,071,060
21,425 Nevro Corporation
a
939,058
5,400 Novocure, Ltd.
a
375,300
3,382 Omnicell, Inc.
a
384,703
10,426 Rapid Micro Biosystems, Inc.
a
44,832
10,231 ResMed, Inc. 2,144,725
14,770 Stryker Corporation 2,938,196
2,052 Teleflex, Inc. 504,484
7,170 Zimmer Biomet Holdings, Inc. 753,280
Total 46,763,194
Health Care Facilities (0.8%)
10,833 Agilon Health, Inc.
a
236,484
22,882 Encompass Health Corporation 1,282,536
3,982 HCA Healthcare, Inc. 669,215
Total 2,188,235
Health Care Services (6.1%)
38,829 Agiliti, Inc.
a
796,383
11,222 Amedisys, Inc.
a
1,179,657
2,241 CareMax, Inc., Warrants (Expires
07/16/2025)
a
1,457
26,582 Cigna Holding Company 7,004,889
22,510 CVS Health Corporation 2,085,776
10,781 LHC Group, Inc.
a
1,679,033
29,123 Quest Diagnostics, Inc. 3,872,776
9,311 Teladoc Health, Inc.
a
309,218
Total 16,929,189
Health Care Supplies (1.5%)
26,326 Alcon, Inc. 1,839,924
1,835 Align Technology, Inc.
a
434,290
37,985 Bausch + Lomb Corporation
a
578,891
2,502 Cooper Companies, Inc. 783,426
1,465 West Pharmaceutical Services,
Inc. 442,972
Total 4,079,503
Life Sciences Tools & Services (7.3%)
30,480 Agilent Technologies, Inc. 3,620,110
4,695 ICON plc
a
1,017,406
11,073 IQVIA Holding, Inc.
a
2,402,730
15,485 IsoPlexis Corporation
a
33,448
12,432 Qiagen NV
a
586,790
20,359 Thermo Fisher Scientific, Inc. 11,060,637
5,270 Waters Corporation
a
1,744,265
Total 20,465,386
Managed Health Care (13.8%)
35,132 Centene Corporation
a
2,972,519
17,629 Elevance Health, Inc. 8,507,403

Partner Healthcare Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (95.3%) Value
Managed Health Care (13.8%) - continued
52,723 UnitedHealth Group, Inc. $ 27,080,114
Total 38,560,036
Pharmaceuticals (27.6%)
10,643 Alkermes plc
a
317,055
37,112 AstraZeneca plc 4,895,883
12,178 AstraZeneca plc ADR 804,600
53,623 Bristol-Myers Squibb Company 4,128,971
52,700 Daiichi Sankyo Company, Ltd. 1,340,292
43,542 Eli Lilly and Company 14,117,623
494,505 Hansoh Pharmaceutical Group
Company, Ltd.
b
1,001,344
8,482 Horizon Therapeutics plc
a
676,524
84,289 Johnson & Johnson 14,962,140
107,587 Merck & Company, Inc. 9,808,707
231,329 Pfizer, Inc. 12,128,580
2,853 Roche Holding AG, Participation
Certificates 953,757
39,463 Sanofi 3,979,705
31,053 Sanofi ADR 1,553,582
36,585 Zoetis, Inc. 6,288,596
Total 76,957,359
Total Common Stock
(cost $208,780,954) 265,500,789
Shares Short-Term Investments ( 5.1% ) Value
Thrivent Core Short-Term Reserve
Fund
1,429,843 1.630% 14,298,426
Total Short-Term Investments
(cost $14,295,921) 14,298,426
Total Investments (cost
$223,076,875) 100.4% $279,799,215
Other Assets and Liabilities, Net
(0.4%) (1,167,055)
Total Net Assets 100.0% $278,632,160
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2022, the value of these investments was $1,001,344 or 0.4% of
total net assets.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 71,062,887
Gross unrealized depreciation (15,289,444)
Net unrealized appreciation (depreciation) $ 55,773,443
Cost for federal income tax purposes $ 224,000,273

Partner Healthcare Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Currency:
USD
-
United States Dollar
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2022, in valuing Partner Healthcare Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Biotechnology 50,744,798 50,333,078 411,720 –
Financials 764,654 764,654 – –
Health Care Distributors 8,048,435 8,048,435 – –
Health Care Equipment 46,763,194 46,763,194 – –
Health Care Facilities 2,188,235 2,188,235 – –
Health Care Services 16,929,189 16,929,189 – –
Health Care Supplies 4,079,503 4,079,503 – –
Life Sciences Tools & Services 20,465,386 20,465,386 – –
Managed Health Care 38,560,036 38,560,036 – –
Pharmaceuticals 76,957,359 64,786,378 12,170,981 –
Subtotal Investments in Securities $265,500,789 $252,918,088 $12,582,701 $–
Other Investments  * Total
Affiliated Short-Term Investments 14,298,426
Subtotal Other Investments $14,298,426
Total Investments at Value $279,799,215
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Foreign Currency Forward Contracts 25,499 – 25,499 –
Total Liability Derivatives $25,499 $– $25,499 $–
The following table presents Partner Healthcare Portfolio's foreign currency forward contracts held as of June 30, 2022.
Foreign Currency Forward Contracts
Counterparty
Currency to
Deliver
Contracts to
Deliver
Currency to
Receive In Exchange for Settlement Date
Unrealized
Appreciation/
(Depreciation)
State Street Bank British Pound 1,129,000 USD $ 1,376,171 9/15/2022 ( $ 5,276)
State Street Bank Euro 1,562,200 USD 1,646,151 9/15/2022 (9,717)
State Street Bank Swiss Franc 231,500 USD 243,923 9/15/2022 (10,506)
Total ($25,499)
Net Unrealized Appreciation/(Depreciation) on Foreign Currency Forward
Contracts ($25,499)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2022, for Partner Healthcare
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Foreign Exchange Contracts
Forward Contracts Net Assets - Distributable earnings/(accumulated loss) 25,499
Total Foreign Exchange Contracts 25,499
Total Liability Derivatives $25,499

Partner Healthcare Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2022, for
Partner Healthcare Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Foreign Exchange Contracts
Forward Contracts Net realized gains/(losses) on Foreign currency forward contracts 194,684
Total Foreign Exchange Contracts 194,684
Total $194,684
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2022, for Partner Healthcare Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Forward Contracts Change in net unrealized appreciation/(depreciation) on Foreign currency forward contracts (25,499)
Total Foreign Exchange Contracts (25,499)
Total ($25,499)
The following table presents Partner Healthcare Portfolio's average volume of derivative activity during the period ended June 30, 2022.
Derivative Risk Category Average Notional Value
Foreign Exchange Contracts
Contracts Purchased $160,920
Contracts Sold (2,985,388)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Partner Healthcare Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
6/30/2022
Shares Held at
6/30/2022
% of Net
Assets
6/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% $12,050 $40,314 $38,066 $14,298 1,430 5.1%
Total Affiliated Short-Term Investments 12,050 14,298 5.1
Total Value $12,050 $14,298
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 6/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% $– $– $ – $46
Total Income/Non Income Cash from Affiliated
Investments $46
Total Value $– $– $ –

Real Estate Securities Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 99.4% ) Value
Diversified REITs (5.0%)
7,554 American Assets Trust, Inc. $ 224,354
40,367 Cousins Properties, Inc. 1,179,927
85,270 Duke Realty Corporation 4,685,586
31,444 LXP Industrial Trust 337,709
23,174 Spirit Realty Capital, Inc. 875,514
26,597 Store Capital Corporation 693,650
11,908 WP Carey, Inc. 986,697
Total 8,983,437
Health Care REITs (8.5%)
12,862 Healthcare Realty Trust, Inc. 349,846
67,025 Healthcare Trust of America, Inc. 1,870,668
97,500 Healthpeak Properties, Inc. 2,526,225
60,106 Medical Properties Trust, Inc. 917,819
19,114 Omega Healthcare Investors, Inc. 538,824
60,598 Ventas, Inc. 3,116,555
72,170 Welltower, Inc. 5,943,199
Total 15,263,136
Hotel & Resort REITs (3.0%)
62,412 Apple Hospitality REIT, Inc. 915,584
124,151 Host Hotels & Resorts, Inc. 1,946,688
31,795 Park Hotels & Resorts, Inc. 431,458
27,585 Pebblebrook Hotel Trust 457,083
39,554 RLJ Lodging Trust 436,281
9,256 Ryman Hospitality Properties
a
703,734
34,757 Sunstone Hotel Investors, Inc.
a
344,789
16,266 Xenia Hotels & Resorts, Inc.
a
236,345
Total 5,471,962
Industrial REITs (13.1%)
29,392 Americold Realty Trust 882,936
4,751 EastGroup Properties, Inc. 733,222
35,396 First Industrial Realty Trust, Inc. 1,680,602
98,554 Prologis, Inc. 11,594,878
55,884 Rexford Industrial Realty, Inc. 3,218,360
11,688 SBA Communications Corporation 3,740,744
25,105 STAG Industrial, Inc. 775,242
14,245 Terreno Realty Corporation 793,874
Total 23,419,858
Information Technology (0.5%)
25,744 Switch, Inc. 862,424
Total 862,424
Office REITs (5.4%)
26,767 Alexandria Real Estate Equities,
Inc. 3,882,018
17,483 Boston Properties, Inc. 1,555,637
9,646 Corporate Office Properties Trust 252,629
22,790 Douglas Emmett, Inc. 510,040
25,312 Highwoods Properties, Inc. 865,417
20,272 Hudson Pacific Properties, Inc. 300,836
17,026 JBG SMITH Properties 402,495
21,691 Kilroy Realty Corporation 1,135,090
10,911 SL Green Realty Corporation 503,543
10,454 Vornado Realty Trust 298,880
Total 9,706,585
Shares Common Stock (99.4%) Value
Real Estate Operating Companies (0.4%)
37,337 Essential Properties Realty Trust,
Inc. $ 802,372
Total 802,372
Real Estate Services (0.7%)
11,500 CBRE Group, Inc.
a
846,515
2,481 Jones Lang LaSalle, Inc.
a
433,828
Total 1,280,343
Residential REITs (22.7%)
17,477 American Campus Communities,
Inc. 1,126,742
98,325 American Homes 4 Rent 3,484,638
28,612 Apartment Income REIT
Corporation 1,190,259
28,679 AvalonBay Communities, Inc. 5,570,896
26,631 Camden Property Trust 3,581,337
43,703 Equity Lifestyle Properties, Inc. 3,079,750
45,566 Equity Residential 3,290,777
12,152 Essex Property Trust, Inc. 3,177,870
39,374 Independence Realty Trust, Inc. 816,223
117,746 Invitation Homes, Inc. 4,189,403
17,608 Mid-America Apartment
Communities, Inc. 3,075,589
3,987 NexPoint Residential Trust, Inc. 249,227
27,901 Sun Communities, Inc. 4,446,303
74,524 UDR, Inc. 3,431,085
Total 40,710,099
Retail REITs (11.1%)
19,797 Agree Realty Corporation 1,427,958
83,271 Brixmor Property Group, Inc. 1,682,907
10,556 Federal Realty Investment Trust 1,010,631
112,697 Kimco Realty Corporation 2,228,020
40,808 Kite Realty Group Trust 705,570
8,325 Macerich Company 72,511
22,371 National Retail Properties, Inc. 961,953
24,213 NetSTREIT Corporation 456,899
17,321 Phillips Edison and Company, Inc. 578,695
44,600 Realty Income Corporation 3,044,396
34,507 Regency Centers Corporation 2,046,610
26,028 Retail Opportunity Investments
Corporation 410,722
46,540 Simon Property Group, Inc. 4,417,577
37,885 SITE Centers Corporation 510,311
21,449 Urban Edge Properties 326,239
Total 19,880,999
Specialized REITs (29.0%)
33,991 American Tower Corporation 8,687,760
30,643 Crown Castle International
Corporation 5,159,668
49,586 CubeSmart 2,118,314
29,118 Digital Realty Trust, Inc. 3,780,390
11,818 Equinix, Inc. 7,764,662
26,082 Extra Space Storage, Inc. 4,437,070
15,073 Four Corners Property Trust, Inc. 400,791
41,542 Gaming and Leisure Properties,
Inc. 1,905,116
16,300 Iron Mountain, Inc. 793,647
4,600 Lamar Advertising Company 404,662
25,509 Life Storage, Inc. 2,848,335
17,165 National Storage Affiliates Trust 859,451

Real Estate Securities Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.4%) Value
Specialized REITs (29.0%) - continued
3,518 PotlatchDeltic Corporation $ 155,460
18,604 Public Storage, Inc. 5,816,913
176,349 VICI Properties, Inc. 5,253,437
48,689 Weyerhaeuser Company 1,612,580
Total 51,998,256
Total Common Stock
(cost $123,770,918) 178,379,471
Shares Short-Term Investments ( 0.5% ) Value
Thrivent Core Short-Term Reserve
Fund
80,936 1.630% 809,359
Total Short-Term Investments
(cost $809,359) 809,359
Total Investments (cost
$124,580,277) 99.9% $179,188,830
Other Assets and Liabilities, Net
0.1% 202,694
Total Net Assets 100.0% $179,391,524
a Non-income producing security.
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 60,397,923
Gross unrealized depreciation (6,599,495)
Net unrealized appreciation (depreciation) $ 53,798,428
Cost for federal income tax purposes $ 125,390,402
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2022, in valuing Real Estate Securities Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Diversified REITs 8,983,437 8,983,437 – –
Health Care REITs 15,263,136 15,263,136 – –
Hotel & Resort REITs 5,471,962 5,471,962 – –
Industrial REITs 23,419,858 23,419,858 – –
Information Technology 862,424 862,424 – –
Office REITs 9,706,585 9,706,585 – –
Real Estate Operating Companies 802,372 802,372 – –
Real Estate Services 1,280,343 1,280,343 – –
Residential REITs 40,710,099 40,710,099 – –
Retail REITs 19,880,999 19,880,999 – –
Specialized REITs 51,998,256 51,998,256 – –
Subtotal Investments in Securities $178,379,471 $178,379,471 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 809,359
Subtotal Other Investments $809,359
Total Investments at Value $179,188,830
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Real Estate Securities Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Real Estate Securities
Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
6/30/2022
Shares Held at
6/30/2022
% of Net
Assets
6/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% $1,869 $12,993 $14,053 $809 81 0.5%
Total Affiliated Short-Term Investments 1,869 809 0.5
Total Value $1,869 $809
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 6/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% $– $– $ – $2
Total Income/Non Income Cash from Affiliated
Investments $2
Total Value $– $– $ –

Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.3% ) Value
Communications Services (0.8%)
28,401 Upwork, Inc.
a
$ 587,333
Total 587,333
Consumer Discretionary (13.2%)
9,551 Bally's Corporation
a
188,919
6,867 Choice Hotels International, Inc. 766,563
31,556 Cooper-Standard Holdings, Inc.
a
157,465
63,947 Duluth Holdings, Inc.
a
610,054
129,569 Everi Holdings, Inc.
a
2,113,270
5,604 Five Below, Inc.
a
635,662
4,118 Freshpet, Inc.
a
213,683
3,199 Lithia Motors, Inc. 879,117
23,106 Magnite, Inc.
a
205,181
11,631 Papa John's International, Inc. 971,421
11,437 Planet Fitness, Inc.
a
777,830
21,904 Skyline Champion Corporation
a
1,038,688
57,106 ThredUp, Inc.
a
142,765
8,806 Wingstop, Inc. 658,425
22,554 Xometry, Inc.
a,b
765,257
Total 10,124,300
Consumer Staples (4.7%)
10,706 Celsius Holdings, Inc.
a
698,674
64,874 e.l.f. Beauty, Inc.
a
1,990,334
34,152 Turning Point Brands, Inc. 926,544
Total 3,615,552
Energy (0.9%)
8,831 Matador Resources Company 411,436
15,829 Nine Energy Service, Inc.
a,b
41,947
14,412 Talos Energy, Inc.
a
222,954
Total 676,337
Financials (7.4%)
14,399 Ameris Bancorp 578,552
22,260 Hamilton Lane, Inc. 1,495,426
8,128 Kinsale Capital Group, Inc. 1,866,514
16,080 Seacoast Banking Corporation of
Florida 531,283
17,023 Western Alliance Bancorp 1,201,824
Total 5,673,599
Health Care (19.1%)
18,393 Adaptive Biotechnologies
Corporation
a
148,799
33,476 Agilon Health, Inc.
a
730,781
2,120 Argenx SE ADR
a
803,226
4,476 Ascendis Pharma AS ADR
a,b
416,089
31,454 Axonics, Inc.
a
1,782,498
16,784 BioLife Solutions, Inc.
a
231,787
3,265 Global Blood Therapeutics, Inc.
a
104,317
15,118 Halozyme Therapeutics, Inc.
a
665,192
17,913 Immunocore Holdings plc ADR
a,b
668,334
15,090 Inari Medical, Inc.
a
1,025,969
22,365 Inotiv, Inc.
a
214,704
7,048 Inspire Medical Systems, Inc.
a
1,287,458
19,151 Lantheus Holdings, Inc.
a
1,264,541
10,594 Natera, Inc.
a
375,451
8,421 Omnicell, Inc.
a
957,889
41,377 Progyny, Inc.
a
1,202,002
7,516 Repligen Corporation
a
1,220,598
3,861 Sarepta Therapeutics, Inc.
a
289,421
24,496 Silk Road Medical, Inc.
a
891,409
Shares Common Stock (97.3%) Value
Health Care (19.1%) - continued
10,451 Travere Therapeutics, Inc.
a
$ 253,228
19,266 Vor BioPharma, Inc.
a,b
95,752
Total 14,629,445
Industrials (26.6%)
24,142 Altra Industrial Motion Corporation 851,006
13,647 ASGN, Inc.
a
1,231,642
13,320 Chart Industries, Inc.
a
2,229,502
24,560 Driven Brands Holdings, Inc.
a
676,382
74,018 First Advantage Corporation
a
937,808
9,951 Forward Air Corporation 915,094
9,489 Lincoln Electric Holdings, Inc. 1,170,563
10,714 Mercury Systems, Inc.
a
689,232
12,173 Middleby Corporation
a
1,526,007
57,414 Ranpak Holdings Corporation
a
401,898
7,301 RBC Bearings, Inc.
a
1,350,320
14,906 Regal Rexnord Corporation 1,692,129
26,326 Rush Enterprises, Inc. 1,268,913
3,301 Saia, Inc.
a
620,588
62,662 Summit Materials, Inc.
a
1,459,398
60,369 Sun Country Airlines Holdings,
Inc.
a
1,107,167
15,229 Vicor Corporation
a
833,483
45,922 WillScot Mobile Mini Holdings
Corporation
a
1,488,791
Total 20,449,923
Information Technology (19.6%)
15,515 Avalara, Inc.
a
1,095,359
29,584 Calix, Inc.
a
1,009,998
20,027 Cognex Corporation 851,548
10,809 Descartes Systems Group, Inc.
a
670,807
5,406 Dolby Laboratories, Inc. 386,853
5,241 Endava plc ADR
a
462,623
14,258 Five9, Inc.
a
1,299,474
33,033 Lattice Semiconductor
Corporation
a
1,602,100
25,089 LiveRamp Holding, Inc.
a
647,547
1,704 Monolithic Power Systems, Inc. 654,404
6,650 Nova, Ltd.
a,b
588,725
36,874 Paymentus Holdings, Inc.
a,b
493,005
49,672 Sierra Wireless, Inc.
a
1,162,325
3,946 SiTime Corporation
a
643,316
33,671 Sprout Social, Inc.
a
1,955,275
3,854 Universal Display Corporation 389,794
16,946 Workiva, Inc.
a
1,118,267
Total 15,031,420
Materials (1.6%)
15,980 Compass Minerals International,
Inc. 565,532
4,597 Quaker Chemical Corporation 687,344
Total 1,252,876
Real Estate (3.4%)
30,425 Cushman and Wakefield plc
a
463,677
5,213 FirstService Corporation 631,816
2,797 NexPoint Residential Trust, Inc. 174,840
33,575 Pebblebrook Hotel Trust 556,338

Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.3%) Value
Real Estate (3.4%) - continued
13,682 Rexford Industrial Realty, Inc. $ 787,946
Total 2,614,617
Total Common Stock
(cost $78,449,838) 74,655,402
Shares
Collateral Held for Securities
Loaned ( 2.5% ) Value
1,945,595 Thrivent Cash Management Trust 1,945,595
Total Collateral Held for
Securities Loaned
(cost $1,945,595) 1,945,595
Shares
Registered Investment
Companies ( 0.8% ) Value
Unaffiliated  (0.8%)
1,579 SPDR S&P Biotech ETF
a
117,272
3,980 SPDR S&P Oil & Gas Exploration
ETF 475,530
Total 592,802
Total Registered Investment
Companies (cost $508,729) 592,802
Shares Short-Term Investments ( 1.4% ) Value
Thrivent Core Short-Term Reserve
Fund
110,407 1.630% 1,104,066
Total Short-Term Investments
(cost $1,104,066) 1,104,066
Total Investments (cost
$82,008,228) 102.0% $78,297,865
Other Assets and Liabilities, Net
(2.0%) (1,531,188)
Total Net Assets 100.0% $76,766,677
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Growth
Portfolio as of June 30, 2022:
Securities Lending Transactions
Common Stock $ 1,891,119
Total lending $1,891,119
Gross amount payable upon return of
collateral for securities loaned $1,945,595
Net amounts due to counterparty $54,476
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 9,838,071
Gross unrealized depreciation (13,739,635)
Net unrealized appreciation (depreciation) $ (3,901,564)
Cost for federal income tax purposes $ 82,199,429

Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2022, in valuing Small Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 587,333 587,333 – –
Consumer Discretionary 10,124,300 10,124,300 – –
Consumer Staples 3,615,552 3,615,552 – –
Energy 676,337 676,337 – –
Financials 5,673,599 5,673,599 – –
Health Care 14,629,445 14,629,445 – –
Industrials 20,449,923 20,449,923 – –
Information Technology 15,031,420 15,031,420 – –
Materials 1,252,876 1,252,876 – –
Real Estate 2,614,617 2,614,617 – –
Registered Investment Companies
Unaffiliated 592,802 592,802 – –
Subtotal Investments in Securities $75,248,204 $75,248,204 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 1,104,066
Collateral Held for Securities Loaned 1,945,595
Subtotal Other Investments $3,049,661
Total Investments at Value $78,297,865
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
6/30/2022
Shares Held at
6/30/2022
% of Net
Assets
6/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% $1,224 $11,045 $11,165 $1,104 110 1.4%
Total Affiliated Short-Term Investments 1,224 1,104 1.4
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,249 15,644 14,947 1,946 1,946 2.5
Total Collateral Held for Securities Loaned 1,249 1,946 2.5
Total Value $2,473 $3,050
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 6/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% $0 $0 $ – $5
Total Income/Non Income Cash from Affiliated
Investments $5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 7
Total Affiliated Income from Securities Loaned, Net $7
Total Value $0 $0 $ –

Small Cap Index Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 95.8% ) Value
Communications Services (2.4%)
29,338 AMC Networks, Inc.
a,b
$ 854,323
10,673 ATN International, Inc. 500,670
64,176 Cars.com, Inc.
b
605,180
38,616 Cerence, Inc.
b
974,282
105,320 Cinemark Holdings, Inc.
b
1,581,906
41,914 Cogent Communications Holdings 2,546,695
71,424 Consolidated Communications
Holdings, Inc.
b
499,968
56,787 E.W. Scripps Company
b
708,134
144,019 Gannett Company, Inc.
b
417,655
67,123 Gogo, Inc.
b
1,086,721
49,538 QuinStreet, Inc.
b
498,352
29,936 Scholastic Corporation 1,076,798
49,178 Shenandoah Telecommunications
Company 1,091,752
96,934 Telephone & Data Systems, Inc. 1,530,588
16,819 Thryv Holdings, Inc.
b
376,577
248,045 Vonage Holdings Corporation
b
4,673,168
65,439 Yelp, Inc.
b
1,817,241
Total 20,840,010
Consumer Discretionary (10.8%)
30,170 Aaron's Company, Inc. 438,974
49,531 Abercrombie & Fitch Company
b
838,065
83,904 Academy Sports and Outdoors,
Inc. 2,981,948
44,352 Adtalem Global Education, Inc.
b
1,595,341
112,478 American Axle & Manufacturing
Holdings, Inc.
b
846,959
18,525 American Public Education, Inc.
b
299,364
5,884 America's Car-Mart, Inc.
b
591,930
21,743 Asbury Automotive Group, Inc.
b
3,681,960
78,445 Bed Bath & Beyond, Inc.
a,b
389,872
28,057 Big Lots, Inc. 588,355
23,027 BJ's Restaurants, Inc.
b
499,225
79,304 Bloomin' Brands, Inc. 1,318,032
29,216 Boot Barn Holdings, Inc.
b
2,013,275
43,072 Brinker International, Inc.
b
948,876
29,038 Buckle, Inc. 804,062
37,304 Caleres, Inc. 978,857
17,203 Cato Corporation 199,727
8,373 Cavco Industries, Inc.
b
1,641,024
28,465 Century Communities, Inc. 1,280,071
48,230 Cheesecake Factory, Inc. 1,274,237
122,947 Chico's FAS, Inc.
b
611,047
12,646 Children's Place, Inc.
b
492,182
18,606 Chuy's Holdings, Inc.
b
370,632
15,190 Conn's, Inc.
b
121,824
38,246 Dave & Buster's Entertainment,
Inc.
b
1,253,704
59,614 Designer Brands, Inc. 778,559
16,457 Dine Brands Global, Inc. 1,071,022
27,807 Dorman Products, Inc.
b
3,050,706
19,137 El Pollo Loco Holdings, Inc.
b
188,308
21,644 Ethan Allen Interiors, Inc. 437,425
46,281 Fossil, Inc.
b
239,273
12,679 Genesco, Inc.
b
632,809
32,551 Gentherm, Inc.
b
2,031,508
42,367 G-III Apparel Group, Ltd.
b
857,084
19,930 Golden Entertainment, Inc.
b
788,232
16,305 Group 1 Automotive, Inc. 2,768,589
35,232 Guess ?, Inc.
a
600,706
13,635 Haverty Furniture Companies, Inc.
a
316,059
11,979 Hibbet, Inc. 523,602
22,738 Installed Building Products, Inc. 1,890,892
Shares Common Stock (95.8%) Value
Consumer Discretionary (10.8%) - continued
26,640 iRobot Corporation
a,b
$ 979,020
20,673 Jack in the Box, Inc. 1,158,928
45,684 Kontoor Brands, Inc. 1,524,475
42,464 La-Z-Boy, Inc. 1,006,821
24,969 LCI Industries 2,793,532
20,460 LGI Homes, Inc.
b
1,777,974
26,214 Liquidity Services, Inc.
b
352,316
29,257 LL Flooring Holdings, Inc.
b
274,138
55,931 M.D.C. Holdings, Inc. 1,807,131
27,793 M/I Homes, Inc.
b
1,102,270
21,662 Marcus Corporation
b
319,948
21,154 MarineMax, Inc.
b
764,082
36,051 Meritage Homes Corporation
b
2,613,698
12,981 Monarch Casino & Resort, Inc.
b
761,595
32,957 Monro, Inc. 1,413,196
18,767 Motorcar Parts of America, Inc.
b
246,223
15,823 Movado Group, Inc. 489,405
79,994 National Vision Holdings, Inc.
b
2,199,835
43,017 ODP Corporation
b
1,300,834
15,095 Oxford Industries, Inc. 1,339,530
67,572 Perdoceo Education Corporation
b
795,998
20,611 PetMed Express, Inc. 410,159
52,876 Rent-A-Center, Inc. 1,028,438
30,758 Ruth's Hospitality Group, Inc. 500,125
105,124 Sally Beauty Holdings, Inc.
b
1,253,078
38,537 Shake Shack, Inc.
b
1,521,441
16,804 Shoe Carnival, Inc. 363,134
22,785 Shutterstock, Inc. 1,305,808
46,560 Signet Jewelers, Ltd. 2,489,098
21,842 Sleep Number Corporation
b
676,010
19,203 Sonic Automotive, Inc. 703,406
18,659 Standard Motor Products, Inc. 839,468
73,756 Steven Madden, Ltd. 2,375,681
22,558 Strategic Education, Inc. 1,592,144
17,301 Sturm, Ruger & Company, Inc. 1,101,209
26,129 TechTarget, Inc.
b
1,717,198
101,627 Tri Pointe Homes, Inc.
b
1,714,447
45,041 Tupperware Brands Corporation
b
285,560
13,615 Unifi, Inc.
b
191,427
12,409 Universal Electronics, Inc.
b
317,298
62,970 Urban Outfitters, Inc.
b
1,175,020
55,109 Vista Outdoor, Inc.
b
1,537,541
32,201 Winnebago Industries, Inc.
a
1,563,681
79,318 Wolverine World Wide, Inc. 1,599,051
52,514 WW International, Inc.
b
335,564
16,277 XPEL, Inc.
b
747,603
16,231 Zumiez, Inc.
b
422,006
Total 95,020,861
Consumer Staples (5.3%)
30,910 Andersons, Inc. 1,019,721
67,677 B&G Foods, Inc. 1,609,359
17,405 Calavo Growers, Inc. 726,137
36,861 Cal-Maine Foods, Inc. 1,821,302
37,760 Celsius Holdings, Inc.
b
2,464,218
9,578 Central Garden & Pet Company
b
406,299
38,908 Central Garden & Pet Company,
Class A
b
1,556,709
32,302 Chefs' Warehouse, Inc.
b
1,256,225
4,522 Coca-Cola Consolidated, Inc. 2,549,956
47,110 e.l.f. Beauty, Inc.
b
1,445,335
51,875 Edgewell Personal Care Company 1,790,725
32,886 Fresh Del Monte Produce, Inc. 971,124
135,861 Hostess Brands, Inc.
b
2,881,612
17,520 Inter Parfums, Inc. 1,280,011

Small Cap Index Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (95.8%) Value
Consumer Staples (5.3%) - continued
14,694 J & J Snack Foods Corporation $ 2,052,164
8,772 John B. Sanfilippo & Son, Inc. 635,882
11,312 Medifast, Inc. 2,041,929
12,312 MGP Ingredients, Inc. 1,232,308
22,924 National Beverage Corporation 1,121,901
23,659 PriceSmart, Inc. 1,694,694
5,956 Seneca Foods Corporation
b
330,796
86,776 Simply Good Foods Company
b
3,277,529
35,513 SpartanNash Company 1,071,427
17,502 Tootsie Roll Industries, Inc. 618,696
55,036 TreeHouse Foods, Inc.
b
2,301,605
57,243 United Natural Foods, Inc.
b
2,255,374
24,176 Universal Corporation 1,462,648
11,311 USANA Health Sciences, Inc.
b
818,464
129,387 Vector Group, Ltd. 1,358,563
13,422 WD-40 Company 2,702,654
Total 46,755,367
Energy (5.2%)
132,668 Archrock, Inc. 1,097,164
22,801 Bristow Group, Inc.
b
533,543
46,668 Callon Petroleum Company
b
1,829,386
70,956 Civitas Resources, Inc. 3,710,289
31,467 CONSOL Energy, Inc.
b
1,553,840
45,496 Core Laboratories NV
a
901,276
27,210 Dorian LPG, Ltd. 413,592
33,914 Dril-Quip, Inc.
b
874,981
52,878 Green Plains, Inc.
b
1,436,695
140,051 Helix Energy Solutions Group,
Inc.
a,b
434,158
103,440 Helmerich & Payne, Inc. 4,454,126
14,280 Laredo Petroleum Holdings, Inc.
b
984,463
8,692 Nabors Industries, Ltd.
b
1,163,859
98,495 Oceaneering International, Inc.
b
1,051,927
60,806 Oil States International, Inc.
b
329,569
44,890 Par Pacific Holdings, Inc.
b
699,835
212,509 Patterson-UTI Energy, Inc. 3,349,142
93,780 PBF Energy, Inc.
b
2,721,496
83,978 ProPetro Holding Corporation
b
839,780
20,792 Ranger Oil Corporation, Class A
b
683,433
5,118 REX American Resources
Corporation
b
434,006
69,168 RPC, Inc.
b
477,951
119,726 SM Energy Company 4,093,432
1,096,598 Southwestern Energy Company
b
6,853,737
40,544 Talos Energy, Inc.
b
627,216
74,153 U.S. Silica Holdings, Inc.
b
846,827
50,747 Warrior Met Coal, Inc. 1,553,366
61,910 World Fuel Services Corporation 1,266,679
Total 45,215,768
Financials (17.3%)
18,619 Allegiance Bancshares, Inc. 703,053
44,250 Ambac Financial Group, Inc.
b
502,237
75,888 American Equity Investment Life
Holding Company 2,775,224
64,807 Ameris Bancorp 2,603,945
18,982 AMERISAFE, Inc. 987,254
129,837 Apollo Commercial Real Estate
Finance, Inc. 1,355,498
101,360 ARMOUR Residential REIT, Inc. 713,574
62,970 Assured Guaranty, Ltd. 3,513,096
52,754 Axos Financial, Inc.
b
1,891,231
15,914 B. Riley Financial, Inc.
a
672,366
Shares Common Stock (95.8%) Value
Financials (17.3%) - continued
52,065 Banc of California, Inc. $ 917,385
18,652 BancFirst Corporation 1,785,183
55,579 Bancorp, Inc.
b
1,084,902
80,352 BankUnited, Inc. 2,858,121
33,773 Banner Corporation 1,898,380
46,493 Berkshire Hills Bancorp, Inc. 1,151,632
46,419 Blucora, Inc.
b
856,895
31,745 BrightSphere Investment Group 571,727
76,107 Brookline Bancorp, Inc. 1,012,984
126,870 Capitol Federal Financial, Inc. 1,164,667
27,068 Central Pacific Financial
Corporation 580,609
14,702 City Holding Company 1,174,396
76,486 Columbia Banking System, Inc. 2,191,324
52,965 Community Bank System, Inc. 3,351,625
29,811 Customers Bancorp, Inc.
b
1,010,593
130,268 CVB Financial Corporation 3,231,949
31,616 Dime Community Bancshares, Inc. 937,414
27,485 Donnelley Financial Solutions, Inc.
b
805,036
31,517 Eagle Bancorp, Inc. 1,494,221
23,729 eHealth, Inc.
b
221,392
55,685 Ellington Financial, Inc.
a
816,899
27,251 Employers Holdings, Inc. 1,141,544
23,833 Encore Capital Group, Inc.
b
1,376,832
31,989 Enova International, Inc.
b
921,923
52,743 EZCORP, Inc.
b
396,100
34,805 FB Financial Corporation 1,365,052
194,050 First Bancorp 2,505,186
33,965 First Bancorp/Southern Pines NC 1,185,379
92,662 First Commonwealth Financial
Corporation 1,243,524
92,787 First Financial Bancorp 1,800,068
125,816 First Hawaiian, Inc. 2,857,281
52,312 Flagstar Bancorp, Inc. 1,854,460
501,550 Genworth Financial, Inc.
b
1,770,472
52,911 Granite Point Mortgage Trust, Inc. 506,358
53,261 Green Dot Corporation
b
1,337,384
29,932 Hanmi Financial Corporation 671,674
7,755 HCI Group, Inc.
a
525,479
34,486 Heritage Financial Corporation 867,668
48,841 Hilltop Holdings, Inc. 1,302,101
18,373 HomeStreet, Inc. 636,992
118,284 Hope Bancorp, Inc. 1,637,051
40,704 Horace Mann Educators
Corporation 1,562,220
45,959 Independent Bank Corporation 3,650,523
35,718 Independent Bank Group, Inc. 2,425,609
32,413 Invesco Mortgage Capital, Inc. 475,823
36,794 James River Group Holdings, Ltd. 911,755
48,722 KKR Real Estate Finance Trust,
Inc. 850,199
24,902 Lakeland Financial Corporation 1,653,991
10,786 LendingTree, Inc.
b
472,643
28,850 Meta Financial Group, Inc. 1,115,630
72,610 Mr. Cooper Group, Inc.
b
2,667,691
29,522 National Bank Holdings
Corporation 1,129,807
42,075 NBT Bancorp, Inc. 1,581,599
374,561 New York Mortgage Trust, Inc. 1,033,788
84,570 NMI Holdings, Inc.
b
1,408,091
42,276 Northfield Bancorp, Inc. 550,856
124,488 Northwest Bancshares, Inc. 1,593,446
47,749 OFG Bancorp 1,212,825
93,265 Pacific Premier Bancorp, Inc. 2,727,069
23,501 Palomar Holdings, Inc.
b
1,513,464

Small Cap Index Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (95.8%) Value
Financials (17.3%) - continued
14,208 Park National Corporation $ 1,722,720
90,341 PennyMac Mortgage Investment
Trust 1,249,416
13,896 Piper Sandler Companies 1,575,251
39,092 PRA Group, Inc.
b
1,421,385
13,377 Preferred Bank 909,904
53,100 ProAssurance Corporation 1,254,753
53,095 PROG Holdings, Inc.
b
876,068
73,999 Provident Financial Services, Inc. 1,647,218
66,106 Ready Capital Corporation 787,984
118,185 Redwood Trust, Inc. 911,206
54,920 Renasant Corporation 1,582,245
38,622 S&T Bancorp, Inc. 1,059,401
13,759 Safety Insurance Group, Inc. 1,335,999
60,164 Seacoast Banking Corporation of
Florida 1,987,819
122,754 SelectQuote, Inc.
b
304,430
48,004 ServisFirst Bancshares, Inc. 3,788,476
124,511 Simmons First National
Corporation 2,647,104
84,999 SiriusPoint, Ltd.
b
460,695
31,559 Southside Bancshares, Inc. 1,180,938
26,543 Stewart Information Services
Corporation 1,320,514
16,860 StoneX Group, Inc.
b
1,316,260
11,558 Tompkins Financial Corporation 833,332
23,234 Triumph Bancorp, Inc.
b
1,453,519
34,005 Trupanion, Inc.
b
2,049,141
18,860 TrustCo Bank Corporation NY 581,642
60,386 Trustmark Corporation 1,762,667
338,107 Two Harbors Investment
Corporation 1,683,773
103,125 United Community Banks, Inc. 3,113,344
21,230 United Fire Group, Inc. 726,703
27,363 Universal Insurance Holdings, Inc. 356,540
52,971 Veritex Holdings, Inc. 1,549,931
6,901 Virtus Investment Partners, Inc. 1,180,209
29,945 Walker & Dunlop, Inc. 2,884,901
26,414 Westamerica Bancorporation 1,470,203
107,991 WisdomTree Investments, Inc. 547,514
3,589 World Acceptance Corporation
b
402,829
63,599 WSFS Financial Corporation 2,549,684
Total 151,760,087
Health Care (11.8%)
15,789 Addus HomeCare Corporation
b
1,314,908
113,985 Allscripts Healthcare Solutions,
Inc.
b
1,690,398
43,933 AMN Healthcare Services, Inc.
b
4,819,889
36,940 Amphastar Pharmaceuticals, Inc.
b
1,285,143
38,100 AngioDynamics, Inc.
b
737,235
12,869 ANI Pharmaceuticals, Inc.
b
381,823
14,289 Anika Therapeutics, Inc.
b
318,930
37,445 Apollo Medical Holdings, Inc.
a,b
1,445,003
45,799 Arcus Biosciences, Inc.
b
1,160,547
39,497 Artivion, Inc.
b
745,703
46,494 Avanos Medical, Inc.
b
1,271,146
60,661 Avid Bioservices, Inc.
b
925,687
29,999 BioLife Solutions, Inc.
b
414,286
41,594 Cara Therapeutics, Inc.
b
379,753
40,070 Cardiovascular Systems, Inc.
b
575,405
63,134 Coherus Biosciences, Inc.
b
457,090
33,377 Collegium Pharmaceutical, Inc.
b
591,440
124,391 Community Health Systems, Inc.
b
466,466
Shares Common Stock (95.8%) Value
Health Care (11.8%) - continued
14,505 Computer Programs and Systems,
Inc.
b
$ 463,725
29,009 CONMED Corporation 2,777,902
93,949 Corcept Therapeutics, Inc.
b
2,234,107
9,175 CorVel Corporation
b
1,351,202
102,720 Covetrus, Inc.
b
2,131,440
34,915 Cross Country Healthcare, Inc.
b
727,279
16,238 Cutera, Inc.
b
608,925
84,150 Cytokinetics, Inc.
b
3,306,253
115,410 Dynavax Technologies
Corporation
b
1,453,012
10,979 Eagle Pharmaceuticals, Inc.
b
487,797
56,784 Embecta Corporation
b
1,437,771
43,932 Emergent Biosolutions, Inc.
b
1,363,649
18,111 Enanta Pharmaceuticals, Inc.
b
856,107
51,779 Ensign Group, Inc. 3,804,203
19,366 Fulgent Genetics, Inc.
b
1,056,028
46,504 Glaukos Corporation
b
2,112,212
36,427 Hanger, Inc.
b
521,635
22,625 Harmony Biosciences Holdings,
Inc.
b
1,103,421
23,887 HealthStream, Inc.
b
518,587
10,601 Heska Corporation
b
1,001,901
61,629 Innoviva, Inc.
b
909,644
20,191 Inogen, Inc.
b
488,218
32,523 Integer Holdings Corporation
b
2,298,075
151,140 Ironwood Pharmaceuticals, Inc.
b
1,742,644
19,903 iTeos Therapeutics, Inc.
b
410,002
14,208 Joint Corporation
b
217,524
67,430 Lantheus Holdings, Inc.
b
4,452,403
18,979 LeMaitre Vascular, Inc. 864,493
16,566 Ligand Pharmaceuticals, Inc.
b
1,478,019
84,607 MEDNAX, Inc.
b
1,777,593
42,811 Meridian Bioscience, Inc.
b
1,302,311
50,118 Merit Medical Systems, Inc.
b
2,719,904
5,174 Mesa Laboratories, Inc. 1,055,186
12,145 ModivCare, Inc.
b
1,026,253
78,934 Myriad Genetics, Inc.
b
1,434,231
33,978 Natus Medical, Inc.
b
1,113,459
183,006 Nektar Therapeutics
b
695,423
122,569 NeoGenomics, Inc.
b
998,937
55,181 NextGen Healthcare, Inc.
b
962,357
43,422 Omnicell, Inc.
b
4,939,253
17,834 OptimizeRx Corporation
b
488,473
71,184 OraSure Technologies, Inc.
b
192,909
62,164 Organogenesis Holdings, Inc.
b
303,360
19,562 Orthofix Medical, Inc.
b
460,489
74,774 Owens & Minor, Inc. 2,351,642
44,639 Pacira Pharmaceuticals, Inc.
b
2,602,454
26,631 Pennant Group, Inc.
b
341,143
19,981 Phibro Animal Health Corporation 382,237
49,397 Prestige Consumer Healthcare,
Inc.
b
2,904,544
45,843 RadNet, Inc.
b
792,167
37,293 REGENXBIO, Inc.
b
921,137
101,385 Select Medical Holdings
Corporation 2,394,714
52,475 Supernus Pharmaceuticals, Inc.
b
1,517,577
13,744 Surmodics, Inc.
b
511,689
12,763 U.S. Physical Therapy, Inc. 1,393,720
35,747 uniQure NV
b
666,324
55,499 Vanda Pharmaceuticals, Inc.
b
604,939
39,101 Varex Imaging Corporation
b
836,370
46,294 Vericel Corporation
b
1,165,683
72,830 Vir Biotechnology, Inc.
b
1,854,980

Small Cap Index Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (95.8%) Value
Health Care (11.8%) - continued
58,498 Xencor, Inc.
b
$ 1,601,090
20,498 ZimVie, Inc.
b
328,173
21,866 Zynex, Inc.
a
174,491
Total 103,974,242
Industrials (15.2%)
41,191 AAON, Inc. 2,255,619
32,504 AAR Corporation
b
1,359,967
65,696 ABM Industries, Inc. 2,852,520
73,523 Aerojet Rocketdyne Holdings, Inc.
b
2,985,034
22,763 AeroVironment, Inc.
b
1,871,119
9,752 Alamo Group, Inc. 1,135,425
30,948 Albany International Corporation 2,438,393
14,952 Allegiant Travel Company
b
1,690,922
16,281 American Woodmark Corporation
b
732,808
21,807 Apogee Enterprises, Inc. 855,271
37,770 Applied Industrial Technologies,
Inc. 3,632,341
24,055 ArcBest Corporation 1,692,750
103,929 Arconic Corporation
b
2,915,208
47,473 Arcosa, Inc. 2,204,171
22,441 Astec Industries, Inc. 915,144
25,756 Atlas Air Worldwide Holdings, Inc.
b
1,589,403
24,254 AZZ, Inc. 990,048
45,825 Barnes Group, Inc. 1,426,990
47,223 Brady Corporation 2,230,815
19,903 CIRCOR International, Inc.
b
326,210
35,351 Comfort Systems USA, Inc. 2,939,436
42,237 Deluxe Corporation 915,276
16,850 DXP Enterprises, Inc.
b
516,115
19,382 Encore Wire Corporation 2,014,177
59,489 Enerpac Tool Group Corporation 1,131,481
20,435 EnPro Industries, Inc. 1,674,240
25,397 ESCO Technologies, Inc. 1,736,393
50,913 Exponent, Inc. 4,657,012
59,548 Federal Signal Corporation 2,119,909
10,756 Forrester Research, Inc.
b
514,567
26,390 Forward Air Corporation 2,426,824
38,220 Franklin Electric Company, Inc. 2,799,997
32,218 Gibraltar Industries, Inc.
b
1,248,447
42,285 GMS, Inc.
b
1,881,682
44,569 Granite Construction, Inc. 1,298,741
32,016 Greenbrier Companies, Inc. 1,152,256
47,066 Griffon Corporation 1,319,260
78,025 Harsco Corporation
b
554,758
50,427 Hawaiian Holdings, Inc.
b
721,610
72,738 Healthcare Services Group, Inc. 1,266,369
45,753 Heartland Express, Inc. 636,424
19,372 Heidrick & Struggles International,
Inc. 626,878
70,455 Hillenbrand, Inc. 2,885,837
41,642 HNI Corporation 1,444,561
33,401 Hub Group, Inc.
b
2,369,467
19,098 Insteel Industries, Inc. 643,030
58,424 Interface, Inc. 732,637
31,226 John Bean Technologies
Corporation 3,447,975
27,487 Kaman Corporation 858,969
119,401 KAR Auction Services, Inc.
b
1,763,553
33,955 Kelly Services, Inc. 673,328
52,957 Korn Ferry 3,072,565
10,785 Lindsay Corporation 1,432,464
57,966 Marten Transport, Ltd. 974,988
39,830 Matson, Inc. 2,902,810
30,756 Matthews International Corporation 881,775
Shares Common Stock (95.8%) Value
Industrials (15.2%) - continued
69,534 Meritor, Inc.
b
$ 2,526,170
28,494 Moog, Inc. 2,262,139
55,905 Mueller Industries, Inc. 2,979,177
16,706 MYR Group, Inc.
b
1,472,300
4,990 National Presto Industries, Inc. 327,544
108,767 NOW, Inc.
b
1,063,741
11,721 NV5 Global, Inc.
b
1,368,310
21,472 Patrick Industries, Inc. 1,113,108
58,868 PGT Innovations, Inc.
b
979,564
160,166 Pitney Bowes, Inc. 579,801
8,912 Powell Industries, Inc. 208,273
27,014 Proto Labs, Inc.
b
1,292,350
32,801 Quanex Building Products
Corporation 746,223
142,850 Resideo Technologies, Inc.
b
2,774,147
30,573 Resources Connection, Inc. 622,772
49,636 SkyWest, Inc.
b
1,054,765
44,981 SPX Corporation
b
2,376,796
11,859 Standex International Corporation 1,005,406
18,254 Tennant Company 1,081,549
50,477 Titan International, Inc.
b
762,203
68,779 Trinity Industries, Inc. 1,665,827
63,493 Triumph Group, Inc.
b
843,822
32,688 TrueBlue, Inc.
b
585,115
61,633 UFP Industries, Inc. 4,199,673
14,915 UniFirst Corporation 2,568,065
13,708 Veritiv Corporation
b
1,488,003
20,229 Viad Corporation
b
558,523
48,173 Wabash National Corporation 654,189
Total 133,495,524
Information Technology (13.0%)
128,051 3D Systems Corporation
b
1,242,095
116,255 8x8, Inc.
b
598,713
57,361 A10 Networks, Inc. 824,851
48,258 ADTRAN, Inc. 845,963
36,901 Advanced Energy Industries, Inc. 2,693,035
19,193 Agilysys, Inc.
b
907,253
45,272 Alarm.com Holdings, Inc.
b
2,800,526
21,275 Alpha and Omega Semiconductor,
Ltd.
b
709,308
85,338 Arlo Technologies, Inc.
b
535,069
32,441 Axcelis Technologies, Inc.
b
1,779,064
28,755 Badger Meter, Inc. 2,325,992
34,516 Benchmark Electronics, Inc. 778,681
35,425 CalAmp Corporation
b
147,722
22,800 CEVA, Inc.
b
765,168
47,781 Cohu, Inc.
b
1,325,923
26,051 Comtech Telecommunications
Corporation 236,283
15,716 Consensus Cloud Solutions, Inc.
b
686,475
32,804 Corsair Gaming, Inc.
a,b
430,717
30,564 CSG Systems International, Inc. 1,824,060
31,526 CTS Corporation 1,073,460
72,153 Diebold Nixdorf, Inc.
b
163,787
34,489 Digi International, Inc.
b
835,324
86,686 Digital Turbine, Inc.
b
1,514,404
44,453 Diodes, Inc.
b
2,870,330
23,379 Ebix, Inc. 395,105
26,415 ePlus, Inc.
b
1,403,165
58,341 EVERTEC, Inc. 2,151,616
32,703 ExlService Holdings, Inc.
b
4,818,133
128,541 Extreme Networks, Inc.
b
1,146,586
36,140 Fabrinet
b
2,930,954
17,941 FARO Technologies, Inc.
b
553,121

Small Cap Index Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (95.8%) Value
Information Technology (13.0%) - continued
76,695 FormFactor, Inc.
b
$ 2,970,397
102,657 Harmonic, Inc.
b
890,036
28,127 Ichor Holdings, Ltd.
b
730,739
34,459 Insight Enterprises, Inc.
b
2,973,123
30,328 InterDigital, Inc. 1,843,942
44,272 Itron, Inc.
b
2,188,365
90,145 Knowles Corporation
b
1,562,213
58,093 Kulicke and Soffa Industries, Inc. 2,486,961
68,024 LivePerson, Inc.
b
961,859
66,982 LiveRamp Holding, Inc.
b
1,728,805
19,587 Loyalty Ventures, Inc.
b
69,926
27,062 ManTech International Corporation 2,583,068
69,919 MaxLinear, Inc.
b
2,375,848
36,282 Methode Electronics, Inc. 1,343,885
28,266 NETGEAR, Inc.
b
523,486
72,536 NetScout Systems, Inc.
b
2,455,344
33,814 OneSpan, Inc.
b
402,387
48,688 Onto Innovation, Inc.
b
3,395,501
15,572 OSI Systems, Inc.
b
1,330,472
19,094 Park Aerospace Corporation 243,639
10,839 PC Connection, Inc. 477,458
29,046 PDF Solutions, Inc.
b
624,779
34,042 Perficient, Inc.
b
3,121,311
60,646 Photronics, Inc.
b
1,181,384
42,029 Plantronics, Inc.
b
1,667,711
27,236 Plexus Corporation
b
2,138,026
42,999 Progress Software Corporation 1,947,855
108,302 Rambus, Inc.
b
2,327,410
18,401 Rogers Corporation
b
4,822,718
59,777 Sanmina Corporation
b
2,434,717
24,790 ScanSource, Inc.
b
771,961
15,485 Simulations Plus, Inc. 763,875
46,447 SMART Global Holdings, Inc.
b
760,337
125,645 Sonos, Inc.
b
2,266,636
35,462 SPS Commerce, Inc.
b
4,008,979
18,023 TTEC Holdings, Inc. 1,223,582
99,240 TTM Technologies, Inc.
b
1,240,500
44,308 Ultra Clean Holdings, Inc.
b
1,319,049
66,451 Unisys Corporation
b
799,406
50,344 Veeco Instruments, Inc.
b
976,674
223,835 Viavi Solutions, Inc.
b
2,961,337
102,127 Xperi Holding Corporation 1,473,693
Total 113,682,277
Materials (4.9%)
27,610 AdvanSix, Inc. 923,278
121,956 Allegheny Technologies, Inc.
a,b
2,769,621
26,337 American Vanguard Corporation 588,632
31,552 Balchem Corporation 4,093,557
38,756 Boise Cascade Company 2,305,594
47,432 Carpenter Technology Corporation 1,323,827
50,193 Century Aluminum Company
b
369,922
16,591 Clearwater Paper Corporation
b
557,955
33,549 Compass Minerals International,
Inc. 1,187,299
19,154 DMC Global, Inc.
b
345,347
25,367 FutureFuel Corporation 184,672
53,027 GCP Applied Technologies, Inc.
b
1,658,685
43,936 Glatfelter Corporation 302,280
52,123 H.B. Fuller Company 3,138,326
18,463 Hawkins, Inc. 665,222
12,241 Haynes International, Inc. 401,138
24,380 Innospec, Inc. 2,335,360
15,625 Kaiser Aluminum Corporation 1,235,781
20,772 Koppers Holdings, Inc. 470,278
Shares Common Stock (95.8%) Value
Materials (4.9%) - continued
158,908 Livent Corporation
b
$ 3,605,623
20,151 Materion Corporation 1,485,733
39,633 Mercer International, Inc. 521,174
35,707 Myers Industries, Inc. 811,620
16,494 Neenah, Inc. 563,105
153,476 O-I Glass, Inc.
b
2,148,664
9,183 Olympic Steel, Inc. 236,462
13,199 Quaker Chemical Corporation 1,973,514
62,729 Rayonier Advanced Materials,
Inc.
b
164,350
31,318 Schweitzer-Mauduit International,
Inc. 786,708
20,873 Stepan Company 2,115,479
81,919 SunCoke Energy, Inc. 557,868
34,670 Sylvamo Corporation 1,133,016
40,769 TimkenSteel Corporation
b
762,788
25,277 Tredegar Corporation 252,770
35,517 Trinseo plc 1,365,984
Total 43,341,632
Real Estate (7.7%)
93,221 Acadia Realty Trust 1,456,112
73,855 Agree Realty Corporation 5,327,161
71,405 Alexander & Baldwin, Inc. 1,281,720
51,731 American Assets Trust, Inc. 1,536,411
116,086 Anywhere Real Estate, Inc.
b
1,141,125
66,519 Armada Hoffler Properties, Inc. 854,104
168,377 Brandywine Realty Trust 1,623,154
95,327 CareTrust REIT, Inc. 1,757,830
15,095 Centerspace 1,230,997
47,949 Chatham Lodging Trust
b
501,067
23,154 Community Healthcare Trust, Inc. 838,406
119,460 CoreCivic, Inc.
b
1,327,201
207,162 DiamondRock Hospitality
Company
b
1,700,800
234,795 Diversified Healthcare Trust 427,327
67,840 Douglas Elliman, Inc. 324,954
89,188 Easterly Government Properties,
Inc. 1,698,140
128,851 Essential Properties Realty Trust,
Inc. 2,769,008
78,955 Four Corners Property Trust, Inc. 2,099,413
82,223 Franklin BSP Realty Trust, Inc.
a
1,108,366
91,208 Franklin Street Properties
Corporation 380,337
121,919 GEO Group, Inc.
b
804,665
39,945 Getty Realty Corporation 1,058,543
101,809 Global Net Lease, Inc. 1,441,615
32,479 Hersha Hospitality Trust
b
318,619
64,256 Industrial Logistics Properties Trust 904,725
27,480 Innovative Industrial Properties,
Inc. 3,019,228
81,395 iStar, Inc. 1,115,925
38,770 LTC Properties, Inc. 1,488,380
281,621 LXP Industrial Trust 3,024,610
24,071 Marcus and Millichap, Inc. 890,386
22,724 NexPoint Residential Trust, Inc. 1,420,477
47,575 Office Properties Income Trust 949,121
55,633 Orion Office REIT, Inc. 609,738
18,928 RE/MAX Holdings, Inc. 464,115
122,024 Retail Opportunity Investments
Corporation 1,925,539
83,618 RPT Realty 821,965
15,213 Safehold, Inc. 538,084
12,914 Saul Centers, Inc. 608,379

Small Cap Index Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (95.8%) Value
Real Estate (7.7%) - continued
162,195 Service Properties Trust $ 848,280
178,564 SITE Centers Corporation 2,405,257
32,413 St. Joe Company 1,282,258
105,187 Summit Hotel Properties, Inc.
b
764,710
102,563 Tanger Factory Outlet Centers, Inc. 1,458,446
232,946 Uniti Group, Inc. 2,194,351
12,596 Universal Health Realty Income
Trust 670,233
108,445 Urban Edge Properties 1,649,448
29,632 Urstadt Biddle Properties, Inc. 480,038
78,702 Veris Residential, Inc.
b
1,042,015
85,893 Washington REIT 1,830,380
45,388 Whitestone REIT 487,921
112,348 Xenia Hotels & Resorts, Inc.
b
1,632,416
Total 67,533,500
Utilities (2.2%)
36,308 American States Water Company 2,959,465
71,170 Avista Corporation 3,096,607
52,830 California Water Service Group 2,934,706
17,416 Chesapeake Utilities Corporation 2,256,243
17,251 Middlesex Water Company 1,512,568
33,655 Northwest Natural Holding
Company 1,787,080
120,259 South Jersey Industries, Inc. 4,105,642
15,750 Unitil Corporation 924,840
Total 19,577,151
Total Common Stock
(cost $731,734,347) 841,196,419
Shares
Registered Investment
Companies ( 3.0% ) Value
Unaffiliated  (3.0%)
288,398 iShares Core S&P Small-Cap ETF 26,650,859
Total 26,650,859
Total Registered Investment
Companies (cost $26,367,053) 26,650,859
Shares
Collateral Held for Securities
Loaned ( 1.0% ) Value
8,321,034 Thrivent Cash Management Trust 8,321,034
Total Collateral Held for
Securities Loaned
(cost $8,321,034) 8,321,034
Shares or
Principal
Amount Short-Term Investments ( 0.1% ) Value
Federal Home Loan Bank Discount
Notes
100,000 1.150%, 8/19/2022
c,d
99,768
Thrivent Core Short-Term Reserve
Fund
66,381 1.630% 663,808
Total Short-Term Investments
(cost $763,652) 763,576
Total Investments (cost
$767,186,086) 99.9% $876,931,888
Other Assets and Liabilities, Net
0.1% 830,079
Total Net Assets 100.0% $877,761,967
a All or a portion of the security is on loan.
b Non-income producing security.
c The interest rate shown reflects the yield.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Index Portfolio as of June 30, 2022:
Securities Lending Transactions
Common Stock $ 7,960,991
Total lending $7,960,991
Gross amount payable upon return of
collateral for securities loaned $8,321,034
Net amounts due to counterparty $360,043
Definitions:
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 190,892,109
Gross unrealized depreciation (85,179,097)
Net unrealized appreciation (depreciation) $ 105,713,012
Cost for federal income tax purposes $ 771,231,205

Small Cap Index Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2022, in valuing Small Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 20,840,010 20,840,010 – –
Consumer Discretionary 95,020,861 95,020,861 – –
Consumer Staples 46,755,367 46,755,367 – –
Energy 45,215,768 45,215,768 – –
Financials 151,760,087 151,760,087 – –
Health Care 103,974,242 103,974,242 – –
Industrials 133,495,524 133,495,524 – –
Information Technology 113,682,277 113,682,277 – –
Materials 43,341,632 43,341,632 – –
Real Estate 67,533,500 67,533,500 – –
Utilities 19,577,151 19,577,151 – –
Registered Investment Companies
Unaffiliated 26,650,859 26,650,859 – –
Short-Term Investments 99,768 – 99,768 –
Subtotal Investments in Securities $867,947,046 $867,847,278 $99,768 $–
Other Investments  * Total
Affiliated Short-Term Investments 663,808
Collateral Held for Securities Loaned 8,321,034
Subtotal Other Investments $8,984,842
Total Investments at Value $876,931,888
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 12,329 12,329 – –
Total Asset Derivatives $12,329 $12,329 $– $–
The following table presents Small Cap Index Portfolio's futures contracts held as of June 30, 2022. Investments and/or cash totaling $99,768 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 10 September 2022 $ 841,671 $ 12,329
Total Futures Long Contracts $ 841,671 $ 12,329
Total Futures Contracts $ 841,671 $12,329

Small Cap Index Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2022, for Small Cap Index Portfolio's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 12,329
Total Equity Contracts 12,329
Total Asset Derivatives $12,329
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2022, for
Small Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (312,874)
Total Equity Contracts
(312,874)
Total ($312,874)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2022, for Small Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (1,339)
Total Equity Contracts (1,339)
Total ($1,339)
The following table presents Small Cap Index Portfolio's average volume of derivative activity during the period ended June 30, 2022.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $977,876

Small Cap Index Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
6/30/2022
Shares Held at
6/30/2022
% of Net
Assets
6/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% $134 $30,998 $30,468 $664 66 0.1%
Total Affiliated Short-Term Investments 134 664 0.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 10,321 46,539 48,539 8,321 8,321 1.0
Total Collateral Held for Securities Loaned 10,321 8,321 1.0
Total Value $10,455 $8,985
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 6/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% $– $– $ – $2
Total Income/Non Income Cash from Affiliated
Investments $2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 12
Total Affiliated Income from Securities Loaned, Net $12
Total Value $– $– $ –

Small Cap Stock Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.2% ) Value
Communications Services (0.9%)
741,540 QuinStreet, Inc.
a
$ 7,459,892
Total 7,459,892
Consumer Discretionary (9.5%)
241,779 Cedar Fair, LP
a
10,616,516
195,026 Cimpress plc
a
7,586,511
446,308 Clarus Corporation 8,475,389
816,795 Cooper-Standard Holdings, Inc.
a
4,075,807
752,424 Everi Holdings, Inc.
a
12,272,035
98,130 Grand Canyon Education, Inc.
a
9,242,865
232,376 Miller Industries, Inc. 5,267,964
210,083 Sleep Number Corporation
a
6,502,069
368,042 Stoneridge, Inc.
a
6,311,920
632,731 ThredUp, Inc.
a
1,581,828
224,454 Zumiez, Inc.
a
5,835,804
Total 77,768,708
Consumer Staples (4.2%)
193,699 John B. Sanfilippo & Son, Inc. 14,041,240
937,260 Primo Water Corporation 12,540,539
295,361 Turning Point Brands, Inc. 8,013,144
Total 34,594,923
Energy (2.9%)
211,797 Devon Energy Corporation 11,672,133
185,822 Helmerich & Payne, Inc. 8,001,495
226,553 NOV, Inc. 3,831,011
Total 23,504,639
Financials (20.4%)
413,314 Air Lease Corporation 13,817,087
252,823 Bank of N.T. Butterfield & Son, Ltd. 7,885,549
587,722 Bridgewater Bancshares, Inc.
a
9,485,833
477,062 Byline Bancorp, Inc. 11,354,076
532,330 Columbia Banking System, Inc. 15,251,255
260,442 Enterprise Financial Services
Corporation 10,808,343
207,361 Federated Hermes, Inc. 6,592,006
143,747 Glacier Bancorp, Inc. 6,816,483
418,987 Heartland Financial USA, Inc. 17,404,720
88,025 Houlihan Lokey, Inc. 6,947,813
89,976 RLI Corporation 10,490,302
339,767 Seacoast Banking Corporation of
Florida 11,225,902
111,712 Selective Insurance Group, Inc. 9,712,241
251,087 Synovus Financial Corporation 9,051,686
181,430 Triumph Bancorp, Inc.
a
11,350,261
106,537 Western Alliance Bancorp 7,521,512
Total 165,715,069
Health Care (8.6%)
299,099 Halozyme Therapeutics, Inc.
a
13,160,356
351,237 Ionis Pharmaceuticals, Inc.
a
13,002,794
197,276 Lantheus Holdings, Inc.
a
13,026,134
340,709 Progyny, Inc.
a
9,897,597
208,530 Syneos Health, Inc.
a
14,947,430
1,107,582 Viemed Healthcare, Inc.
a
5,958,791
Total 69,993,102
Industrials (18.7%)
125,232 ASGN, Inc.
a
11,302,188
Shares Common Stock (97.2%) Value
Industrials (18.7%) - continued
639,043 Badger Infrastructure Solutions,
Ltd. $ 14,020,024
298,031 Barnes Group, Inc. 9,280,685
201,043 Crane Holdings, Company 17,603,325
61,443 Curtiss-Wright Corporation 8,114,163
148,980 Forward Air Corporation 13,700,201
228,109 Greenbrier Companies, Inc.
b
8,209,643
105,883 Helios Technologies, Inc. 7,014,749
879,314 Janus International Group, Inc.
a
7,940,205
64,365 Lincoln Electric Holdings, Inc. 7,940,066
176,105 ManpowerGroup, Inc. 13,456,183
69,845 Middleby Corporation
a
8,755,769
468,295 NAPCO Security Technologies,
Inc.
a
9,642,194
359,946 Sun Country Airlines Holdings,
Inc.
a
6,601,410
143,547 Tennant Company 8,505,160
Total 152,085,965
Information Technology (15.0%)
81,406 Advanced Energy Industries, Inc. 5,941,010
241,839 Agilysys, Inc.
a
11,431,730
50,443 Axcelis Technologies, Inc.
a
2,766,294
153,159 BigCommerce Holdings, Inc.
a
2,481,176
146,949 Ciena Corporation
a
6,715,569
172,475 Computer Services, Inc. 6,375,107
98,959 Dolby Laboratories, Inc. 7,081,506
820,881 Gilat Satellite Networks, Ltd.
a,b
4,958,121
650,910 Knowles Corporation
a
11,280,270
37,758 Littelfuse, Inc. 9,592,042
265,615 National Instruments Corporation 8,295,156
331,443 Sonos, Inc.
a
5,979,232
156,641 TTEC Holdings, Inc. 10,634,358
1,642,533 TTM Technologies, Inc.
a
20,531,663
118,088 Workiva, Inc.
a
7,792,627
Total 121,855,861
Materials (9.3%)
171,204 Ashland Global Holdings, Inc. 17,642,572
363,055 Carpenter Technology Corporation 10,132,865
232,292 Ingevity Corporation
a
14,666,917
1,408,892 Ivanhoe Mines, Ltd.
a
8,110,542
193,058 UFP Technologies, Inc.
a
15,361,625
96,480 United States Lime & Minerals, Inc. 10,188,288
Total 76,102,809
Real Estate (5.2%)
148,707 Agree Realty Corporation 10,726,236
270,415 Healthcare Realty Trust, Inc. 7,355,288
489,334 Independence Realty Trust, Inc. 10,143,894
140,441 National Storage Affiliates Trust 7,031,881
432,343 Pebblebrook Hotel Trust 7,163,923
Total 42,421,222
Utilities (2.5%)
76,670 NorthWestern Corporation 4,518,163
158,706 Portland General Electric
Company 7,670,261

Small Cap Stock Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.2%) Value
Utilities (2.5%) - continued
105,610 Spire, Inc. $ 7,854,216
Total 20,042,640
Total Common Stock
(cost $772,156,676) 791,544,830
Shares
Registered Investment
Companies ( 1.0% ) Value
Unaffiliated  (1.0%)
149,094 iShares U.S. Home Construction
ETF 7,827,435
Total 7,827,435
Total Registered Investment
Companies (cost $8,641,541) 7,827,435
Shares
Collateral Held for Securities
Loaned ( 0.1% ) Value
1,227,000 Thrivent Cash Management Trust 1,227,000
Total Collateral Held for
Securities Loaned
(cost $1,227,000) 1,227,000
Shares Short-Term Investments ( 1.7% ) Value
Thrivent Core Short-Term Reserve
Fund
1,361,443 1.630% 13,614,431
Total Short-Term Investments
(cost $13,613,174) 13,614,431
Total Investments (cost
$795,638,391) 100.0% $814,213,696
Other Assets and Liabilities, Net
<0.1% 24,983
Total Net Assets 100.0% $814,238,679
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Portfolio as of June 30, 2022:
Securities Lending Transactions
Common Stock $ 1,186,131
Total lending $1,186,131
Gross amount payable upon return of
collateral for securities loaned $1,227,000
Net amounts due to counterparty $40,869
Definitions:
ETF - Exchange Traded Fund
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 122,277,549
Gross unrealized depreciation (106,666,739)
Net unrealized appreciation (depreciation) $ 15,610,810
Cost for federal income tax purposes $ 798,602,886

Small Cap Stock Portfolio
Schedule of Investments as of June 30, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2022, in valuing Small Cap Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 7,459,892 7,459,892 – –
Consumer Discretionary 77,768,708 77,768,708 – –
Consumer Staples 34,594,923 34,594,923 – –
Energy 23,504,639 23,504,639 – –
Financials 165,715,069 165,715,069 – –
Health Care 69,993,102 69,993,102 – –
Industrials 152,085,965 138,065,941 14,020,024 –
Information Technology 121,855,861 121,855,861 – –
Materials 76,102,809 67,992,267 8,110,542 –
Real Estate 42,421,222 42,421,222 – –
Utilities 20,042,640 20,042,640 – –
Registered Investment Companies
Unaffiliated 7,827,435 7,827,435 – –
Subtotal Investments in Securities $799,372,265 $777,241,699 $22,130,566 $–
Other Investments  * Total
Affiliated Short-Term Investments 13,614,431
Collateral Held for Securities Loaned 1,227,000
Subtotal Other Investments $14,841,431
Total Investments at Value $814,213,696
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:
Portfolio
Value
12/31/2021
Gross
Purchases
Gross
Sales
Value
6/30/2022
Shares Held at
6/30/2022
% of Net
Assets
6/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% $12,391 $101,146 $99,923 $13,614 1,361 1.7%
Total Affiliated Short-Term Investments 12,391 13,614 1.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 31 2,973 1,777 1,227 1,227 0.1
Total Collateral Held for Securities Loaned 31 1,227 0.1
Total Value $12,422 $14,841
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2022
- 6/30/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.630% $– $– $ – $41
Total Income/Non Income Cash from Affiliated
Investments $41
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 2
Total Affiliated Income from Securities Loaned, Net $2
Total Value $– $– $ –

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of June 30, 2022 (unaudited)
Aggressive
Allocation
Portfolio All Cap Portfolio
Balanced Income
Plus Portfolio
Diversified
Income Plus
Portfolio
Assets
Investments in unaffiliated securities at cost $810,447,908 $132,537,589 $339,909,458 $661,552,922
Investments in affiliated securities at cost $868,110,677 $4,650,740 $144,094,106 $265,144,510
Investments in unaffiliated securities at value (#) 889,452,933 135,635,987 345,244,757 637,498,636
Investments in affiliated securities at value 860,407,558 4,651,472 133,736,164 246,173,450
Cash 5,145 — — —
Foreign currency 762
(a)
— 19,925
(b)
654
(c)
Initial margin deposit on open futures contracts 328,400 — 22,400 22,400
Dividends and interest receivable 1,081,325 149,046 1,523,384 3,839,895
Prepaid expenses 9,664 4,419 5,330 6,336
Receivable for:
Investments sold 4,321,550 4,200,789 1,293,432 3,343,611
Investments sold on a delayed-delivery basis 7,819,178 — 24,044,715 50,829,094
Fund shares sold 816,061 8,070 — 155
Expense reimbursements 243,903 — — —
Variation margin on open future contracts 1,863,790 — 410,214 731,384
Variation margin on open swap contracts — — 2,989 7,356
Total Assets 1,766,350,269 144,649,783 506,303,310 942,452,971
Liabilities
Accrued expenses 47,695 21,154 34,169 38,904
Cash overdraft — — 254,908 418,212
Payable for:
Investments purchased 4,420,165 4,034,763 675,753 624,844
Investments purchased on a delayed-delivery basis 27,908,911 — 77,117,411 189,087,123
Return of collateral for securities loaned 8,507,945 749,675 5,471,273 15,909,918
Foreign capital gain tax liability — — — —
Fund shares redeemed — — 120,721 399,899
Variation margin on open future contracts 2,543,156 — 114,990 283,169
Investment advisory fees 1,015,391 64,873 194,925 246,245
Administrative service fees 24,659 2,005 6,025 10,465
Director fees 2,252 313 525 914
Director deferred compensation 35,944 12,290 41,838 32,112
Contingent liabilities^ — — — —
Mortgage dollar roll deferred revenue 10,722 — 31,507 82,430
Total Liabilities 44,516,840 4,885,073 84,064,045 207,134,235
Net Assets
Capital stock (beneficial interest) 1,595,690,437 133,835,348 427,151,188 784,831,314
Distributable earnings/(accumulated loss) 126,142,992 5,929,362 (4,911,923) (49,512,578)
Total Net Assets $1,721,833,429 $139,764,710 $422,239,265 $735,318,736
Shares of beneficial interest outstanding 114,199,090 11,038,399 31,742,331 104,010,713
Net asset value per share $15.08 $12.66 $13.30 $7.07
(#) Includes securities on loan of $8,053,815 $723,523 $5,260,334 $15,187,423
(a) Foreign currency holdings, cost $795.
(b) Foreign currency holdings, cost $20,340.
(c) Foreign currency holdings, cost $683.
(d) Foreign currency holdings, cost $543,582.
(e) Foreign currency holdings, cost $5,958,902.
(f) Foreign currency holdings, cost $297,383.
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

ESG Index
Portfolio
Global Stock
Portfolio
Government
Bond Portfolio
High Yield
Portfolio Income Portfolio
International
Allocation
Portfolio
International
Index Portfolio
$34,897,212 $1,065,207,498 $192,115,470 $817,456,527 $1,449,208,454 $1,451,230,820 $130,487,407
$— $72,993,540 $38,087,151 $48,846,107 $64,468,964 $92,622,239 $2,106,153
32,374,309 1,145,216,082 183,984,258 712,622,320 1,266,695,649 1,377,846,298 138,786,738
— 65,520,032 38,124,504 48,855,701 64,468,989 92,662,691 2,106,153
— 31,120,668 210 244,007 262 — —
— 544,045
(d)
— — — 5,957,552
(e)
296,632
(f)
— 688,053 — — — 1,983,679 —
24,339 2,889,837 529,004 11,532,422 14,964,149 7,041,819 479,535
4,058 8,115 4,520 6,361 8,347 8,953 4,425
6,681 4,181,968 — 11,163 1,012 4,669,323 —
— — 19,209,231 793,881 — — —
73,169 — — — — — 6,733
8,364 — — — — — —
— 823,060 121,030 — 773,624 — —
— — — — — — —
32,490,920 1,250,991,860 241,972,757 774,065,855 1,346,912,032 1,490,170,315 141,680,216
19,605 64,377 23,245 36,957 35,793 219,578 43,159
24,646 — — — — 437,818 —
— 5,144,734 — 765,075 — 5,393,031 —
— — 59,194,996 2,544,491 — — —
— 3,141,682 729,500 30,409,422 6,602,394 111,882 26,765
— — — — — 10,962 —
— 21,339 11,152 33,522 136,241 61,704 —
— 2,061,002 83,062 — — 608,523 9,607
5,434 606,808 52,363 250,820 452,988 817,577 23,943
462 17,856 2,543 10,660 19,252 21,427 2,035
313 346 312 563 640 444 313
292 90,424 23,322 80,212 125,837 121,393 292
— — — — — — —
— — 19,680 — — — —
50,752 11,148,568 60,140,175 34,131,722 7,373,145 7,804,339 106,114
35,304,090 1,186,200,813 197,091,447 925,883,661 1,545,019,695 1,622,957,717 132,144,285
(2,863,922) 53,642,479 (15,258,865) (185,949,528) (205,480,808) (140,591,741) 9,429,817
$32,440,168 $1,239,843,292 $181,832,582 $739,934,133 $1,339,538,887 $1,482,365,976 $141,574,102
2,590,890 111,693,488 17,737,957 188,278,427 153,907,658 184,782,371 12,993,290
$12.52 $11.10 $10.25 $3.93 $8.70 $8.02 $10.90
$— $2,769,269 $703,754 $29,023,021 $6,435,807 $105,819 $25,553

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

As of June 30, 2022 (unaudited)
Large Cap
Growth Portfolio
Large Cap Index
Portfolio
Large Cap Value
Portfolio
Limited Maturity
Bond Portfolio
Assets
Investments in unaffiliated securities at cost $1,344,839,276 $602,790,285 $1,732,709,113 $905,338,647
Investments in affiliated securities at cost $42,283,365 $11,134,512 $33,057,770 $2,483,688
Investments in unaffiliated securities at value (#) 1,793,373,037 1,354,656,898 2,253,871,442 860,190,832
Investments in affiliated securities at value 42,283,365 11,134,512 33,067,875 2,483,688
Cash — 19,721 — 12,369,163
Foreign currency — — — —
Initial margin deposit on open futures contracts — — — —
Dividends and interest receivable 477,440 1,078,172 3,495,393 5,096,243
Prepaid expenses 10,110 8,504 11,665 6,656
Receivable for:
Investments sold 19,417,158 — 9,299,564 —
Investments sold on a delayed-delivery basis — — — 10,682,265
Fund shares sold 348,522 525,836 208,259 —
Expense reimbursements — — — —
Variation margin on open future contracts — — — 344,889
Variation margin on open swap contracts — — — —
Total Assets 1,855,909,632 1,367,423,643 2,299,954,198 891,173,736
Liabilities
Accrued expenses 51,550 42,117 40,741 28,505
Cash overdraft 2,824,103 — — —
Payable for:
Investments purchased 10,996,623 — 11,947,267 —
Investments purchased on a delayed-delivery basis — — — 18,336,172
Return of collateral for securities loaned 2,536,500 798,200 — 2,483,688
Fund shares redeemed — — — 181,026
Variation margin on open future contracts — 95,865 — 276,188
Variation margin on open swap contracts — — — —
Investment advisory fees 625,034 230,940 1,165,345 287,700
Administrative service fees 26,564 19,630 33,018 12,227
Director fees 2,767 1,815 625 445
Director deferred compensation 158,724 54,551 90,253 93,853
Swap agreements, at value — — — —
Contingent liabilities^ — — — —
Mortgage dollar roll deferred revenue — — — 5,554
Total Liabilities 17,221,865 1,243,118 13,277,249 21,705,358
Net Assets
Capital stock (beneficial interest) 1,198,231,334 615,436,932 1,678,938,346 915,871,682
Distributable earnings/(accumulated loss) 640,456,433 750,743,593 607,738,603 (46,403,304)
Total Net Assets $1,838,687,767 $1,366,180,525 $2,286,676,949 $869,468,378
Shares of beneficial interest outstanding 48,703,273 27,076,121 117,810,114 92,207,724
Net asset value per share $37.75 $50.46 $19.41 $9.43
(#) Includes securities on loan of $— $764,167 $— $2,402,610
(a) Foreign currency holdings, cost $35,543.
(b) Foreign currency holdings, cost $634.
(c) Foreign currency holdings, cost $24,972.
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Low Volatility
Equity Portfolio
Mid Cap Growth
Portfolio
Mid Cap Index
Portfolio
Mid Cap Stock
Portfolio
Mid Cap Value
Portfolio
Moderate
Allocation
Portfolio
Moderately
Aggressive
Allocation
Portfolio
$48,642,180 $49,295,117 $423,548,436 $1,562,593,766 $41,204,346 $4,555,994,498 $2,577,739,374
$927,723 $1,778,867 $17,313,681 $46,710,507 $2,126,103 $4,741,154,299 $3,535,428,710
49,875,029 43,540,310 508,591,852 1,893,503,650 40,412,473 4,746,369,051 2,733,169,647
927,723 1,778,867 17,313,681 46,729,548 2,126,103 4,943,054,425 3,667,438,352
— — 4,952 — — — 103,248
35,539
(a)
— — — — 603
(b)
25,093
(c)
94,767 — — — — 1,362,500 997,500
122,047 11,627 578,707 870,503 34,272 15,575,377 6,307,533
4,115 4,098 5,715 10,560 4,089 34,446 24,681
— 79,939 — 13,085,024 — 16,329,317 12,544,906
— — — — — 167,912,132 61,219,580
25,691 262,830 148,765 145 53,639 — —
4,061 10,153 — — 7,909 1,368,109 1,184,088
— — — — — 8,924,178 6,687,189
— — — — — 35,732 12,144
51,088,972 45,687,824 526,643,672 1,954,199,430 42,638,485 9,900,965,870 6,489,713,961
20,088 18,658 32,381 44,500 18,417 63,346 50,657
81 — — — — 325,149 —
— 77,903 — 8,922,237 — 19,380,815 14,181,445
— — — — — 540,532,009 182,153,275
420,000 259,875 5,652,999 9,604,000 — 74,912,777 41,413,954
— — — 140,609 — 1,230,319 34,267
3,700 — 120,953 — — 10,163,307 7,343,763
— — — — — 229,080 —
24,953 28,226 88,953 1,038,094 26,329 4,630,997 3,445,409
707 640 7,561 28,015 597 132,361 89,523
313 313 677 1,239 313 12,125 8,258
1,159 292 16,726 129,656 292 208,559 129,478
— — — — — — 174,455
— — — — — — —
— — — — — 222,094 72,289
471,001 385,907 5,920,250 19,908,350 45,948 652,042,938 249,096,773
49,037,722 55,025,113 445,254,602 1,527,860,421 42,623,668 8,671,893,210 5,707,462,056
1,580,249 (9,723,196) 75,468,820 406,430,659 (31,131) 577,029,722 533,155,132
$50,617,971 $45,301,917 $520,723,422 $1,934,291,080 $42,592,537 $9,248,922,932 $6,240,617,188
4,223,045 4,053,735 29,670,850 113,236,043 2,842,088 722,630,019 452,955,989
$11.99 $11.18 $17.55 $17.08 $14.99 $12.80 $13.78
$394,740 $250,992 $5,442,261 $9,293,340 $— $71,170,637 $39,411,323

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

As of June 30, 2022 (unaudited)
Moderately
Conservative
Allocation Portfolio
Money Market
Portfolio
Multidimensional
Income Portfolio
Assets
Investments in unaffiliated securities at cost $2,646,202,680 $330,066,830 $59,688,227
Investments in affiliated securities at cost $2,385,042,403 $— $11,766,497
Investments in unaffiliated securities at value (#) 2,641,768,593 330,036,982
*
51,661,107
Investments in affiliated securities at value 2,349,257,446 — 10,363,953
Cash 68,743 34,887 15,826
Foreign currency 4
(a)
— —
Initial margin deposit on open futures contracts 393,600 — —
Dividends and interest receivable 10,811,075 251,754 503,975
Prepaid expenses 18,935 4,872 4,147
Receivable for:
Investments sold 3,918,676 163,636 665,099
Investments sold on a delayed-delivery basis 177,638,382 — —
Fund shares sold — — —
Expense reimbursements 538,383 — 4,027
Variation margin on open future contracts 3,028,945 — —
Variation margin on open swap contracts 31,528 — —
Total Assets 5,187,474,310 330,492,131 63,218,134
Liabilities
Accrued expenses 45,868 20,812 21,473
Cash overdraft — — —
Foreign currency overdraft — — 21
(e)
Payable for:
Investments purchased 4,977,605 — 27,339
Investments purchased on a delayed-delivery basis 537,445,710 7,110,000 —
Return of collateral for securities loaned 31,544,917 — 3,707,344
Foreign capital gain tax liability — — —
Fund shares redeemed 460,618 1,179,986 40,100
Variation margin on open future contracts 2,755,868 — —
Variation margin on open swap contracts 23,074 — —
Investment advisory fees 2,174,037 64,024 27,533
Administrative service fees 65,610 4,354 851
Director fees 5,895 313 312
Director deferred compensation 110,129 — 1,159
Expense reimbursements — 17,394 —
Unrealized loss on forward contracts — — —
Contingent liabilities^ — — —
Mortgage dollar roll deferred revenue 210,994 — —
Total Liabilities 579,820,325 8,396,883 3,826,132
Net Assets
Capital stock (beneficial interest) 4,609,919,751 322,124,428 68,473,943
Distributable earnings/(accumulated loss) (2,265,766) (29,180) (9,081,941)
Total Net Assets $4,607,653,985 $322,095,248 $59,392,002
Shares of beneficial interest outstanding 395,195,727 322,108,267 6,560,051
Net asset value per share $11.66 $1.00 $9.05
(#) Includes securities on loan of $30,095,176 $— $3,609,669
(a) Foreign currency holdings, cost $4.
(b) Foreign currency holdings, cost $93,091.
(c) Foreign currency holdings, cost $4,841.
(d) Foreign currency holdings, cost $874.
(e) Foreign currency holdings, cost $-21.
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.
* Securities held by this Portfolio are valued on the basis of amortized cost, which approximates market value.

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Opportunity
Income Plus
Portfolio
Partner
Emerging
Markets Equity
Portfolio
Partner
Healthcare
Portfolio
Real Estate
Securities
Portfolio
Small Cap
Growth Portfolio
Small Cap Index
Portfolio
Small Cap Stock
Portfolio
$184,835,762 $61,585,831 $208,780,954 $123,770,918 $78,958,567 $758,201,244 $780,798,217
$56,710,793 $1,199,556 $14,295,921 $809,359 $3,049,661 $8,984,842 $14,840,174
167,782,990 70,512,993 265,500,789 178,379,471 75,248,204 867,947,046 799,372,265
50,380,208 1,199,556 14,298,426 809,359 3,049,661 8,984,842 14,841,431
— 716 — 1,515 2,405 7,810 —
— 92,957
(b)
4,841
(c)
— 873
(d)
— —
— — — — — — —
1,536,391 167,443 278,932 605,749 37,124 809,244 559,366
4,584 4,186 4,823 4,549 4,200 6,372 6,668
1,048,597 60,583 450,291 34,784 266,489 — 3,368,591
8,899,892 — — — — — —
— — — — 171,787 159,405,942 —
— 6,475 11,185 — 5,375 — —
51,563 — — — — — —
2,382 — — — — — —
229,706,607 72,044,909 280,549,287 179,835,427 78,786,118 1,037,161,256 818,148,321
26,330 50,164 26,858 25,894 20,238 36,442 31,168
135,494 — — — — — —
— — — — — — —
61,115 — 1,663,844 279,382 — 150,749,870 2,084,171
30,016,408 — — — — — —
2,004,980 — — — 1,945,595 8,321,034 1,227,000
— 210,726 — — — — —
345,067 12,969 2,259 509 — 116,991 22,472
103,250 — — — — 6,700 —
— — — — — — —
82,733 57,512 184,211 112,201 51,211 122,555 453,676
2,813 1,029 3,803 2,543 1,088 10,417 11,651
312 313 323 312 312 925 495
12,299 10,307 10,330 23,062 997 34,355 79,009
— — — — — — —
— — 25,499 — — — —
— — — — — — —
12,891 — — — — — —
32,803,692 343,020 1,917,127 443,903 2,019,441 159,399,289 3,909,642
229,298,910 63,246,350 216,432,326 120,475,768 85,354,755 753,942,905 720,557,037
(32,395,995) 8,455,539 62,199,834 58,915,756 (8,588,078) 123,819,062 93,681,642
$196,902,915 $71,701,889 $278,632,160 $179,391,524 $76,766,677 $877,761,967 $814,238,679
22,306,192 5,634,164 11,686,592 6,410,886 6,007,163 49,916,501 46,988,111
$8.83 $12.73 $23.84 $27.98 $12.78 $17.58 $17.33
$1,921,227 $— $— $— $1,891,119 $7,960,991 $1,186,131

Thrivent Series Fund, Inc.
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended June 30, 2022 (unaudited)
Aggressive
Allocation
Portfolio All Cap Portfolio
Balanced Income
Plus Portfolio
Diversified
Income Plus
Portfolio
Investment Income
Dividends $6,336,400 $1,272,724 $1,452,380 $1,616,837
Interest 366,903 — 2,840,429 6,852,551
Income from mortgage dollar rolls 260,052 — 756,189 2,036,322
Affiliated income from securities loaned, net 21,843 1,421 25,727 69,270
Income from affiliated investments 763,810 12,542 270,283 595,845
Non cash income — — 9,024 23,771
Non cash income from affiliated investments 6,764,362 — 722,927 1,740,137
Foreign tax withholding (30,467) (6,977) (6,716) (4,820)
Total Investment Income 14,482,903 1,279,710 6,070,243 12,929,913
Expenses
Adviser fees 6,710,394 431,608 1,274,559 1,607,451
Administrative service fees 197,967 48,340 74,398 103,317
Audit and legal fees 23,251 18,373 19,855 19,809
Custody fees 38,721 2,894 27,687 31,175
Insurance expenses 4,859 2,253 2,716 3,250
Printing and postage expenses 15,002 3,391 6,415 10,476
Transfer agent fees 2,500 2,500 2,500 2,500
Directors' fees 26,039 3,065 3,340 9,184
Pricing service fees — — — —
Other expenses 23,581 8,659 42,663 46,751
Total Expenses Before Reimbursement 7,042,314 521,083 1,454,133 1,833,913
Less:
Reimbursement from adviser (1,594,989) — — —
Total Net Expenses 5,447,325 521,083 1,454,133 1,833,913
Net Investment Income/(Loss) 9,035,578 758,627 4,616,110 11,096,000
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 28,140,179 2,443,164 (579,741) (12,803,487)
Affiliated investments — — 75 (178,093)
Distributions of realized capital gains from affiliated
investments 59,374,494 — — —
Written option contracts 13,203 — — —
Futures contracts (32,756,765) — (523,565) (66,807)
Foreign currency transactions (1,513) 33 (165) (169)
Swap agreements — — (197) (484)
Change in net unrealized appreciation/(depreciation) on:
Investments (284,165,763) (40,387,488) (59,391,883) (81,160,644)
Affiliated investments (203,625,808) — (15,030,525) (21,440,865)
Written option contracts (4,972) — — —
Futures contracts (2,530,218) — 61,332 (528,698)
Foreign currency transactions (2,129) (506) (8,806) (5,974)
Swap agreements — — 733 1,803
Foreign capital gain tax liability — — — —
Net Realized and Unrealized Gains/(Losses) (435,559,292) (37,944,797) (75,472,742) (116,183,418)
Net Increase/(Decrease) in Net Assets Resulting
From Operations $(426,523,714) $(37,186,170) $(70,856,632) $(105,087,418)
(a) Includes foreign capital gain taxes paid of $85,692.

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

ESG Index
Portfolio
Global Stock
Portfolio
Government
Bond Portfolio
High Yield
Portfolio Income Portfolio
International
Allocation
Portfolio
International
Index Portfolio
$241,700 $13,939,369 $— $560,670 $230,494 $32,646,584 $3,500,341
— 255,482 1,499,255 20,753,384 25,854,606 1,049 346
— — 560,419 — — — —
202 58,688 1,559 127,638 21,828 125,684 3,279
275 — 146,255 57,953 143,287 366,360 8,795
— — — — — — —
— — — — — — —
(110) (980,585) — — — (3,633,560) (327,780)
242,067 13,272,954 2,207,488 21,499,645 26,250,215 29,506,117 3,184,981
33,914 3,986,672 337,776 1,598,281 2,988,314 5,396,241 155,547
37,882 154,387 51,406 102,927 162,003 177,364 48,221
18,074 21,269 18,074 19,486 21,362 35,647 18,359
6,722 94,810 3,005 8,528 10,085 439,181 37,452
2,058 4,122 2,329 3,284 4,540 4,692 2,250
526 9,121 5,556 16,228 13,641 17,084 641
2,500 2,500 2,500 2,500 2,500 2,500 2,500
4,010 (3,020) 2,105 605 (2,023) (3,897) 4,010
— — — — — — 51,231
9,120 39,637 13,513 25,078 28,695 104,923 8,728
114,806 4,309,498 436,264 1,776,917 3,229,117 6,173,735 328,939
(50,370) — — — — — —
64,436 4,309,498 436,264 1,776,917 3,229,117 6,173,735 328,939
177,631 8,963,456 1,771,224 19,722,728 23,021,098 23,332,382 2,856,042
(510,863) 21,982,264 (7,279,654) (8,049,822) (13,343,518) (35,595,730)
(a)
173,392
— — — 2,666 163 — —
— — — — — — —
— — 33,008 — — — —
— (31,175,278) 1,486,671 1,718,885 (9,947,461) (22,364,720) (409,039)
— (135,415) — — — (774,763) (50,828)
— — — 164,718 — — —
(8,254,741) (310,464,835) (10,808,046) (128,442,337) (247,759,918) (341,974,989) (35,621,232)
— (9,948,544) — (2,666) (163) — —
— — (12,431) — — — —
— (10,345,416) 75,841 124,823 1,424,738 (7,212,882) (89,934)
— (116,949) — — — (401,868) (21,727)
— — — — — — —
— — — — — 215,999 —
(8,765,604) (340,204,173) (16,504,611) (134,483,733) (269,626,159) (408,108,953) (36,019,368)
$(8,587,973) $(331,240,717) $(14,733,387) $(114,761,005) $(246,605,061) $(384,776,571) $(33,163,326)

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended June 30, 2022 (unaudited)
Large Cap
Growth Portfolio
Large Cap Index
Portfolio
Large Cap Value
Portfolio
Limited Maturity
Bond Portfolio
Investment Income
Dividends $5,809,693 $11,874,782 $31,486,737 $54,897
Interest — 1,051 — 9,350,426
Income from mortgage dollar rolls — — — 30,110
Affiliated income from securities loaned, net 8,345 690 17,254 3,522
Income from affiliated investments 128,580 27,939 125,906 —
Non cash income from affiliated investments — — — —
Foreign tax withholding (38,506) (2,847) (313,246) —
Total Investment Income 5,908,112 11,901,615 31,316,651 9,438,955
Expenses
Adviser fees 4,493,461 1,517,444 7,423,528 1,828,415
Administrative service fees 225,972 165,481 245,333 112,708
Audit and legal fees 26,381 21,569 23,472 19,801
Custody fees 11,314 14,313 71,232 7,501
Insurance expenses 5,519 4,268 5,500 3,547
Printing and postage expenses 27,428 19,133 10,517 7,475
Transfer agent fees 2,500 2,500 2,500 2,500
Directors' fees 23,208 18,844 63 (2,176)
Other expenses 24,730 19,036 15,806 30,095
Total Expenses Before Reimbursement 4,840,513 1,782,588 7,797,951 2,009,866
Less:
Reimbursement from adviser — — — —
Total Net Expenses 4,840,513 1,782,588 7,797,951 2,009,866
Net Investment Income/(Loss) 1,067,599 10,119,027 23,518,700 7,429,089
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 196,059,823 6,908,191 59,509,402 (2,116,796)
Affiliated investments 22,472 — — —
Distributions of realized capital gains from affiliated
investments — — — —
Net increase from payments by affiliates — — — —
Written option contracts — — — —
Futures contracts — (1,445,113) — 2,814,279
Foreign currency transactions — — (5,305) —
Swap agreements — — — —
Change in net unrealized appreciation/(depreciation) on:
Investments (1,055,135,656) (358,455,651) (375,906,466) (49,462,270)
Affiliated investments (22,472) — — —
Written option contracts — — — —
Futures contracts — (751,804) — 188,142
Foreign currency transactions (39) — (16,938) —
Swap agreements — — — —
Net Realized and Unrealized Gains/(Losses) (859,075,872) (353,744,377) (316,419,307) (48,576,645)
Net Increase/(Decrease) in Net Assets Resulting
From Operations $(858,008,273) $(343,625,350) $(292,900,607) $(41,147,556)
* Net increase from payment from affiliate.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Low Volatility
Equity Portfolio
Mid Cap Growth
Portfolio
Mid Cap Index
Portfolio
Mid Cap Stock
Portfolio
Mid Cap Value
Portfolio
Moderate
Allocation
Portfolio
Moderately
Aggressive
Allocation
Portfolio
$649,609 $83,511 $4,348,556 $12,022,826 $401,296 $21,618,242 $14,337,554
146 — 939 — — 27,489,380 10,165,833
— — — — — 6,006,336 2,071,455
1,095 1,161 48,999 6,405 451 122,098 73,086
2,103 3,201 35,416 155,366 6,902 4,657,373 2,698,810
— — — — — 47,329,483 36,256,054
(41,824) (78) — — — (92,404) (52,500)
611,129 87,795 4,433,910 12,184,597 408,649 107,130,508 65,550,292
156,557 181,950 585,576 6,944,512 142,788 30,664,508 22,910,769
39,436 39,124 84,774 223,368 38,236 916,205 632,882
18,124 18,120 19,360 23,457 19,170 43,253 35,383
5,891 3,357 7,898 18,059 554 82,532 65,488
2,095 2,088 2,919 5,531 2,061 18,035 12,749
889 1,168 13,168 20,851 564 725 48
2,500 2,500 2,500 2,500 2,500 2,500 2,500
3,932 4,011 7,377 5,593 4,011 140,611 96,667
14,378 8,173 12,177 18,730 8,051 127,923 105,357
243,802 260,491 735,749 7,262,601 217,935 31,996,292 23,861,843
(8,967) (54,282) — — (46,589) (8,943,133) (7,745,554)
234,835 206,209 735,749 7,262,601 171,346 23,053,159 16,116,289
376,294 (118,414) 3,698,161 4,921,996 237,303 84,077,349 49,434,003
234,344 (3,597,567) 8,947,329 77,643,896 552,818 14,751,361 70,518,217
— — — 9,205 — 14,509,134 6,909,129
— — — — — 275,736,865 267,769,414
22,830* — — — — — —
— — — — — 415,898 155,137
(156,590) — (1,266,097) — — (135,938,673) (105,178,826)
(32,946) — — — — (10,755) (6,201)
— — — — — (1,388,030) (1,379,336)
(8,155,025) (15,237,058) (137,932,286) (662,926,796) (5,100,611) (1,196,275,461) (852,842,268)
— — — (9,204) — (1,000,659,603) (909,161,352)
— — — — — (156,631) (58,426)
(6,300) — (1,135,328) — — (30,147,862) (10,283,798)
(4,621) — — — — (13,232) (7,960)
— — — — — (7,967,166) (6,046,097)
(8,098,308) (18,834,625) (131,386,382) (585,282,899) (4,547,793) (2,067,144,155) (1,539,612,367)
$(7,722,014) $(18,953,039) $(127,688,221) $(580,360,903) $(4,310,490) $(1,983,066,806) $(1,490,178,364)

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended June 30, 2022 (unaudited)
Moderately
Conservative
Allocation Portfolio
Money Market
Portfolio
Multidimensional
Income Portfolio
Investment Income
Dividends $7,590,135 $59,922 $418,359
Interest 21,243,750 556,713 805,655
Income from mortgage dollar rolls 5,613,699 — —
Affiliated income from securities loaned, net 97,118 — 25,999
Income from affiliated investments 2,596,998 — 6,811
Non cash income — — 28,211
Non cash income from affiliated investments 25,008,216 — 145,762
Foreign tax withholding (36,308) — —
Total Investment Income 62,113,608 616,635 1,430,797
Expenses
Adviser fees 14,304,809 327,108 172,656
Administrative service fees 468,398 57,243 40,337
Audit and legal fees 30,827 17,954 17,739
Custody fees 62,175 2,907 7,755
Insurance expenses 9,996 2,436 2,093
Printing and postage expenses 214 4,597 804
Transfer agent fees 2,500 2,500 2,500
Directors' fees 67,773 4,042 3,933
Pricing service fees — — 13,952
Other expenses 77,486 8,331 8,277
Total Expenses Before Reimbursement 15,024,178 427,118 270,046
Less:
Reimbursement from adviser (3,506,045) — (18,911)
Total Net Expenses 11,518,133 427,118 251,135
Net Investment Income/(Loss) 50,595,475 189,517 1,179,662
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments (6,981,644) 667 (674,115)
Affiliated investments 3,552,032 — (67,536)
Distributions of realized capital gains from affiliated investments 81,410,673 — —
Written option contracts 330,078 — —
Futures contracts (63,466,856) — —
Foreign currency forward contracts — — —
Foreign currency transactions (3,103) — —
Swap agreements (1,499,405) — —
Change in net unrealized appreciation/(depreciation) on:
Investments (497,754,903) (29,848) (9,137,051)
Affiliated investments (389,960,513) — (1,261,369)
Written option contracts (124,311) — —
Futures contracts (11,378,697) — —
Foreign currency forward contracts — — —
Foreign currency transactions (1,594) — —
Swap agreements (730,903) — —
Foreign capital gain tax liability — — —
Net Realized and Unrealized Gains/(Losses) (886,609,146) (29,181) (11,140,071)
Net Increase/(Decrease) in Net Assets Resulting
From Operations $(836,013,671) $160,336 $(9,960,409)
(a) Includes foreign capital gain taxes paid of $32,538.

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Opportunity
Income Plus
Portfolio
Partner
Emerging
Markets Equity
Portfolio
Partner
Healthcare
Portfolio
Real Estate
Securities
Portfolio
Small Cap
Growth Portfolio
Small Cap Index
Portfolio
Small Cap Stock
Portfolio
$228,558 $1,087,329 $1,907,455 $2,664,754 $165,530 $5,380,354 $5,539,221
3,109,759 2 — — — 154 —
322,622 — — — — — —
24,874 — — — 6,778 12,085 2,138
95,686 3,540 45,945 2,002 5,006 2,412 40,557
8,205 — — — — — —
707,400 — — — — — —
(27) (111,943) (35,417) — (311) (4,953) (43,890)
4,497,077 978,928 1,917,983 2,666,756 177,003 5,390,052 5,538,026
542,906 391,319 1,176,762 762,433 340,801 801,078 2,941,485
53,459 42,003 59,425 52,282 42,242 103,092 110,634
18,122 26,197 19,628 18,480 18,219 19,851 19,968
14,814 49,223 6,691 4,057 5,342 11,231 7,408
2,355 2,162 2,453 2,307 2,151 3,267 3,350
3,906 4,329 7,803 8,341 2,165 16,069 11,518
2,500 2,500 2,500 2,500 2,500 2,500 2,500
3,064 3,230 3,379 2,137 3,945 9,202 (58)
— — — — — — —
41,854 11,664 10,004 8,695 8,336 14,326 11,236
682,980 532,627 1,288,645 861,232 425,701 980,616 3,108,041
— (38,328) (71,839) — (25,261) — —
682,980 494,299 1,216,806 861,232 400,440 980,616 3,108,041
3,814,097 484,629 701,177 1,805,524 (223,437) 4,409,436 2,429,985
(4,726,678) (678,874)
(a)
5,489,153 3,338,662 (4,462,117) 14,617,372 76,847,479
(492,349) — — — 199 — —
— — — — — — —
— — — — — — —
1,264,651 — — — — (312,874) —
— — 194,684 — — — —
— (21,961) 56,488 — — — 219
(157) — — — — — —
(18,592,443) (22,949,582) (42,028,583) (52,089,648) (26,126,526) (188,572,566) (222,923,595)
(6,129,985) — — — (199) — —
— — — — — — —
(32,387) — — — — (1,339) —
— — (25,499) — — — —
— 4,730 (2,971) — (15) — (16)
584 — — — — — —
— 154,918 — — — — —
(28,708,764) (23,490,769) (36,316,728) (48,750,986) (30,588,658) (174,269,407) (146,075,913)
$(24,894,667) $(23,006,140) $(35,615,551) $(46,945,462) $(30,812,095) $(169,859,971) $(143,645,928)

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

Aggressive Allocation Portfolio All Cap Portfolio
For the periods ended
6/30/2022
(unaudited) 12/31/2021
6/30/2022
(unaudited) 12/31/2021
Operations
Net investment income/(loss) $9,035,578 $11,449,714 $758,627 $866,679
Net realized gains/(losses) 54,769,598 211,929,203 2,443,197 26,524,197
Change in net unrealized appreciation/(depreciation) (490,328,890) 134,618,093 (40,387,994) 7,165,942
Net Change in Net Assets Resulting From Operations
(426,523,714) 357,997,010 (37,186,170) 34,556,818
Distributions to Shareholders
From net investment income/net realized gains (226,382,928) (91,654,716) (27,556,015) (5,268,923)
Total Distributions to Shareholders
(226,382,928) (91,654,716) (27,556,015) (5,268,923)
Capital Stock Transactions
Sold 29,983,583 69,626,257 4,804,373 10,428,964
Distributions reinvested 226,382,928 91,654,716 27,556,015 5,268,923
Redeemed (25,748,098) (54,559,189) (5,518,059) (8,387,294)
Total Capital Stock Transactions 230,618,413 106,721,784 26,842,329 7,310,593
Net Increase/(Decrease) in Net Assets (422,288,229) 373,064,078 (37,899,856) 36,598,488
Net Assets, Beginning of Period 2,144,121,658 1,771,057,580 177,664,566 141,066,078
Net Assets, End of Period $1,721,833,429 $2,144,121,658 $139,764,710 $177,664,566
Capital Stock Share Transactions
Sold 1,585,658 3,387,769 276,629 579,882
Distributions reinvested 14,646,170 4,554,091 2,109,826 291,337
Redeemed (1,311,027) (2,687,564) (310,597) (455,041)
Total Capital Stock Share Transactions
14,920,801 5,254,296 2,075,858 416,178

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Balanced Income Plus Portfolio
Diversified Income Plus
Portfolio ESG Index Portfolio Global Stock Portfolio
6/30/2022
(unaudited) 12/31/2021
6/30/2022
(unaudited) 12/31/2021
6/30/2022
(unaudited) 12/31/2021
6/30/2022
(unaudited) 12/31/2021
$4,616,110 $9,383,871 $11,096,000 $21,905,728 $177,631 $193,478 $8,963,456 $12,077,007
(1,103,593) 35,254,789 (13,049,040) 46,150,731 (510,863) 644,547 (9,328,429) 167,008,356
(74,369,149) 11,806,048 (103,134,378) (10,819,221) (8,254,741) 4,263,374 (330,875,744) 93,354,370
(70,856,632) 56,444,708 (105,087,418) 57,237,238 (8,587,973) 5,101,399 (331,240,717) 272,439,733
(44,242,648) (16,794,972) (68,702,107) (25,902,046) (845,568) (83,013) (181,296,058) (59,962,044)
(44,242,648) (16,794,972) (68,702,107) (25,902,046) (845,568) (83,013) (181,296,058) (59,962,044)
4,017,441 22,518,129 6,611,289 21,198,431 8,649,419 22,616,513 2,669,743 4,774,799
44,242,648 16,794,972 68,702,107 25,902,046 845,568 83,013 181,296,058 59,962,044
(17,985,531) (26,547,227) (43,487,737) (40,455,839) (2,124,989) (705,404) (9,555,518) (21,245,577)
30,274,558 12,765,874 31,825,659 6,644,638 7,369,998 21,994,122 174,410,283 43,491,266
(84,824,722) 52,415,610 (141,963,866) 37,979,830 (2,063,543) 27,012,508 (338,126,492) 255,968,955
507,063,987 454,648,377 877,282,602 839,302,772 34,503,711 7,491,203 1,577,969,784 1,322,000,829
$422,239,265 $507,063,987 $735,318,736 $877,282,602 $32,440,168 $34,503,711 $1,239,843,292 $1,577,969,784
243,997 1,341,978 774,359 2,421,028 581,761 1,538,402 175,176 310,337
3,292,599 1,015,465 9,667,639 2,994,768 65,257 5,727 15,910,560 3,903,753
(1,132,083) (1,587,638) (5,263,861) (4,608,150) (143,052) (47,192) (653,733) (1,371,425)
2,404,513 769,805 5,178,137 807,646 503,966 1,496,937 15,432,003 2,842,665

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Government Bond Portfolio High Yield Portfolio
For the periods ended
6/30/2022
(unaudited) 12/31/2021
6/30/2022
(unaudited) 12/31/2021
Operations
Net investment income/(loss) $1,771,224 $2,930,371 $19,722,728 $41,983,309
Net realized gains/(losses) (5,759,975) (436,179) (6,163,553) 8,492,666
Change in net unrealized appreciation/(depreciation) (10,744,636) (6,131,517) (128,320,180) (11,162,716)
Net Change in Net Assets Resulting From Operations
(14,733,387) (3,637,325) (114,761,005) 39,313,259
Distributions to Shareholders
From net investment income/net realized gains (1,771,276) (7,472,494) (19,968,185) (42,209,481)
Total Distributions to Shareholders
(1,771,276) (7,472,494) (19,968,185) (42,209,481)
Capital Stock Transactions
Sold 3,802,181 13,942,011 14,173,855 44,709,746
Distributions reinvested 1,771,276 7,472,494 19,968,185 42,209,481
Redeemed (16,118,355) (41,391,549) (43,739,299) (98,244,379)
Total Capital Stock Transactions (10,544,898) (19,977,044) (9,597,259) (11,325,152)
Net Increase/(Decrease) in Net Assets (27,049,561) (31,086,863) (144,326,449) (14,221,374)
Net Assets, Beginning of Period 208,882,143 239,969,006 884,260,582 898,481,956
Net Assets, End of Period $181,832,582 $208,882,143 $739,934,133 $884,260,582
Capital Stock Share Transactions
Sold 349,439 1,224,069 3,228,977 9,601,257
Distributions reinvested 168,033 664,597 4,659,462 9,073,207
Redeemed (1,521,636) (3,632,764) (9,625,571) (21,187,540)
Total Capital Stock Share Transactions
(1,004,164) (1,744,098) (1,737,132) (2,513,076)

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Income Portfolio
International Allocation
Portfolio International Index Portfolio Large Cap Growth Portfolio
6/30/2022
(unaudited) 12/31/2021
6/30/2022
(unaudited) 12/31/2021
6/30/2022
(unaudited) 12/31/2021
6/30/2022
(unaudited) 12/31/2021
$23,021,098 $54,272,616 $23,332,382 $33,112,999 $2,856,042 $3,401,241 $1,067,599 $(1,518,293)
(23,290,816) 44,649,947 (58,735,213) 229,109,202 (286,475) 543,523 196,082,295 183,921,234
(246,335,343) (107,750,895) (349,373,740) (4,776,990) (35,732,893) 11,757,051 (1,055,158,167) 353,732,726
(246,605,061) (8,828,332) (384,776,571) 257,445,211 (33,163,326) 15,701,815 (858,008,273) 536,135,667
(69,600,890) (109,764,756) (175,097,833) (30,943,549) (4,416,799) (1,343,489) (184,152,589) (266,290,055)
(69,600,890) (109,764,756) (175,097,833) (30,943,549) (4,416,799) (1,343,489) (184,152,589) (266,290,055)
6,565,082 59,580,141 4,200,105 3,942,165 5,149,321 14,433,357 5,323,802 6,220,997
69,600,890 109,764,756 175,097,833 30,943,549 4,416,799 1,343,489 184,152,589 266,290,055
(168,693,006) (277,445,563) (16,517,018) (205,481,781) (681,757) (539,192) (84,573,557) (205,502,997)
(92,527,034) (108,100,666) 162,780,920 (170,596,067) 8,884,363 15,237,654 104,902,834 67,008,055
(408,732,985) (226,693,754) (397,093,484) 55,905,595 (28,695,762) 29,595,980 (937,258,028) 336,853,667
1,748,271,872 1,974,965,626 1,879,459,460 1,823,553,865 170,269,864 140,673,884 2,775,945,795 2,439,092,128
$1,339,538,887 $1,748,271,872 $1,482,365,976 $1,879,459,460 $141,574,102 $170,269,864 $1,838,687,767 $2,775,945,795
659,414 5,377,107 387,535 367,240 411,654 1,064,641 117,042 105,411
7,740,182 10,065,922 21,470,171 2,778,895 398,574 97,363 4,662,657 4,767,976
(16,909,323) (25,614,514) (1,633,346) (18,535,526) (54,356) (40,191) (1,646,928) (3,541,953)
(8,509,727) (10,171,485) 20,224,360 (15,389,391) 755,872 1,121,813 3,132,771 1,331,434

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Large Cap Index Portfolio Large Cap Value Portfolio
For the periods ended
6/30/2022
(unaudited) 12/31/2021
6/30/2022
(unaudited) 12/31/2021
Operations
Net investment income/(loss) $10,119,027 $18,649,326 $23,518,700 $34,954,608
Net realized gains/(losses) 5,463,078 19,524,913 59,504,097 185,433,680
Change in net unrealized appreciation/(depreciation) (359,207,455) 348,698,031 (375,923,404) 379,376,667
Net Change in Net Assets Resulting From Operations
(343,625,350) 386,872,270 (292,900,607) 599,764,955
Distributions to Shareholders
From net investment income/net realized gains (35,649,670) (28,649,635) (217,550,631) (105,834,818)
Total Distributions to Shareholders
(35,649,670) (28,649,635) (217,550,631) (105,834,818)
Capital Stock Transactions
Sold 12,871,092 26,687,559 73,260,235 84,877,041
Distributions reinvested 35,649,670 28,649,635 217,550,631 105,834,818
Redeemed (34,444,158) (65,825,016) (5,768,602) (11,660,840)
Total Capital Stock Transactions 14,076,604 (10,487,822) 285,042,264 179,051,019
Net Increase/(Decrease) in Net Assets (365,198,416) 347,734,813 (225,408,974) 672,981,156
Net Assets, Beginning of Period 1,731,378,941 1,383,644,128 2,512,085,923 1,839,104,767
Net Assets, End of Period $1,366,180,525 $1,731,378,941 $2,286,676,949 $2,512,085,923
Capital Stock Share Transactions
Sold 227,679 453,908 3,092,089 3,834,282
Distributions reinvested 685,924 499,528 10,948,808 4,813,518
Redeemed (575,161) (1,146,688) (247,646) (511,282)
Total Capital Stock Share Transactions
338,442 (193,252) 13,793,251 8,136,518

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Limited Maturity Bond Portfolio Low Volatility Equity Portfolio Mid Cap Growth Portfolio Mid Cap Index Portfolio
6/30/2022
(unaudited) 12/31/2021
6/30/2022
(unaudited) 12/31/2021
6/30/2022
(unaudited) 12/31/2021
6/30/2022
(unaudited) 12/31/2021
$7,429,089 $17,620,850 $376,294 $580,709 $(118,414) $(231,829) $3,698,161 $6,326,927
697,483 10,134,926 67,638 4,232,005 (3,597,567) 384,207 7,681,232 50,077,687
(49,274,128) (24,568,100) (8,165,946) 3,767,581 (15,237,058) 4,533,144 (139,067,614) 74,690,099
(41,147,556) 3,187,676 (7,722,014) 8,580,295 (18,953,039) 4,685,522 (127,688,221) 131,094,713
(10,948,647) (17,693,214) (3,816,495) (779,344) (395,848) (178,864) (58,400,522) (13,650,488)
(10,948,647) (17,693,214) (3,816,495) (779,344) (395,848) (178,864) (58,400,522) (13,650,488)
15,790,694 59,782,004 5,076,659 6,939,649 9,697,984 28,270,073 5,911,112 16,042,434
10,948,647 17,693,214 3,816,495 779,344 395,848 178,864 58,400,522 13,650,488
(122,788,263) (190,313,923) (2,908,342) (5,338,562) (2,304,276) (5,839,257) (12,145,760) (37,542,986)
(96,048,922) (112,838,705) 5,984,812 2,380,431 7,789,556 22,609,680 52,165,874 (7,850,064)
(148,145,125) (127,344,243) (5,553,697) 10,181,382 (11,559,331) 27,116,338 (133,922,869) 109,594,161
1,017,613,503 1,144,957,746 56,171,668 45,990,286 56,861,248 29,744,910 654,646,291 545,052,130
$869,468,378 $1,017,613,503 $50,617,971 $56,171,668 $45,301,917 $56,861,248 $520,723,422 $654,646,291
1,615,330 5,931,558 367,153 499,952 745,112 1,799,592 268,659 691,222
1,141,902 1,759,718 315,069 57,093 33,984 11,379 3,225,265 595,376
(12,554,997) (18,996,880) (210,275) (392,836) (170,411) (372,811) (541,117) (1,647,916)
(9,797,765) (11,305,604) 471,947 164,209 608,685 1,438,160 2,952,807 (361,318)

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Mid Cap Stock Portfolio Mid Cap Value Portfolio
For the periods ended
6/30/2022
(unaudited) 12/31/2021
6/30/2022
(unaudited) 12/31/2021
Operations
Net investment income/(loss) $4,921,996 $6,784,128 $237,303 $123,444
Net realized gains/(losses) 77,653,100 374,598,581 552,818 681,890
Change in net unrealized appreciation/(depreciation) (662,936,000) 267,190,147 (5,100,611) 2,931,216
Net Change in Net Assets Resulting From Operations
(580,360,904) 648,572,856 (4,310,490) 3,736,550
Distributions to Shareholders
From net investment income/net realized gains (388,045,009) (152,140,480) (133,109) (805,875)
Total Distributions to Shareholders
(388,045,009) (152,140,480) (133,109) (805,875)
Capital Stock Transactions
Sold 7,122,981 21,092,333 17,921,052 29,122,937
Distributions reinvested 388,045,009 152,140,480 133,109 805,875
Redeemed (122,214,618) (300,156,831) (1,325,280) (8,788,609)
Total Capital Stock Transactions 272,953,372 (126,924,018) 16,728,881 21,140,203
Net Increase/(Decrease) in Net Assets (695,452,541) 369,508,358 12,285,282 24,070,878
Net Assets, Beginning of Period 2,629,743,621 2,260,235,263 30,307,255 6,236,377
Net Assets, End of Period $1,934,291,080 $2,629,743,621 $42,592,537 $30,307,255
Capital Stock Share Transactions
Sold 293,358 815,428 1,093,806 1,881,134
Distributions reinvested 22,043,879 6,107,214 8,676 48,782
Redeemed (4,643,595) (11,008,017) (80,484) (586,671)
Total Capital Stock Share Transactions
17,693,642 (4,085,375) 1,021,998 1,343,245

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Moderate Allocation Portfolio
Moderately Aggressive
Allocation Portfolio
Moderately Conservative
Allocation Portfolio Money Market Portfolio
6/30/2022
(unaudited) 12/31/2021
6/30/2022
(unaudited) 12/31/2021
6/30/2022
(unaudited) 12/31/2021
6/30/2022
(unaudited) 12/31/2021
$84,077,349 $134,264,046 $49,434,003 $65,769,736 $50,595,475 $87,376,846 $189,517 $(724)
168,075,800 779,292,403 238,787,534 636,757,492 13,341,775 235,702,666 667 6,445
(2,235,219,955) 446,637,784 (1,778,399,901) 443,362,626 (899,950,921) 73,459,896 (29,848) –
(1,983,066,806) 1,360,194,233 (1,490,178,364) 1,145,889,854 (836,013,671) 396,539,408 160,336 5,721
(930,942,279) (662,922,076) (723,646,972) (393,745,449) (329,805,599) (274,634,956) (189,516) –
(930,942,279) (662,922,076) (723,646,972) (393,745,449) (329,805,599) (274,634,956) (189,516) –
– 9,045,090 2,090,988 16,730,514 1,107,108 20,289,505 116,637,312 34,485,976
930,942,279 662,922,076 723,646,972 393,745,449 329,805,599 274,634,956 189,516 –
(432,091,681) (709,684,638) (217,333,950) (393,322,383) (250,694,985) (380,093,540) (29,744,252) (111,701,992)
498,850,598 (37,717,472) 508,404,010 17,153,580 80,217,722 (85,169,079) 87,082,576 (77,216,016)
(2,415,158,487) 659,554,685 (1,705,421,326) 769,297,985 (1,085,601,548) 36,735,373 87,053,396 (77,210,295)
11,664,081,419 11,004,526,734 7,946,038,514 7,176,740,529 5,693,255,533 5,656,520,160 235,041,852 312,252,147
$9,248,922,932 $11,664,081,419 $6,240,617,188 $7,946,038,514 $4,607,653,985 $5,693,255,533 $322,095,248 $235,041,852
– 544,813 121,405 905,660 79,040 1,392,153 116,637,312 34,485,976
71,543,803 40,668,320 51,438,125 21,881,312 28,056,623 19,230,928 189,516 –
(27,761,943) (42,349,256) (12,649,297) (21,397,466) (18,541,603) (25,994,341) (29,744,252) (111,701,992)
43,781,860 (1,136,123) 38,910,233 1,389,506 9,594,060 (5,371,260) 87,082,576 (77,216,016)

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Multidimensional Income
Portfolio
Opportunity Income Plus
Portfolio
For the periods ended
6/30/2022
(unaudited) 12/31/2021
6/30/2022
(unaudited) 12/31/2021
Operations
Net investment income/(loss) $1,179,662 $1,394,243 $3,814,097 $6,877,425
Net realized gains/(losses) (741,651) 891,797 (3,954,533) 1,549,354
Change in net unrealized appreciation/(depreciation) (10,398,420) (276,050) (24,754,231) (4,340,684)
Net Change in Net Assets Resulting From Operations
(9,960,409) 2,009,990 (24,894,667) 4,086,095
Distributions to Shareholders
From net investment income/net realized gains (1,594,569) (1,043,136) (3,889,272) (7,058,482)
Total Distributions to Shareholders
(1,594,569) (1,043,136) (3,889,272) (7,058,482)
Capital Stock Transactions
Sold 14,521,477 29,034,231 5,724,520 19,307,030
Distributions reinvested 1,594,569 1,043,136 3,889,272 7,058,482
Redeemed (2,753,974) (1,477,993) (19,236,746) (26,285,709)
Total Capital Stock Transactions 13,362,072 28,599,374 (9,622,954) 79,803
Net Increase/(Decrease) in Net Assets 1,807,094 29,566,228 (38,406,893) (2,892,584)
Net Assets, Beginning of Period 57,584,908 28,018,680 235,309,808 238,202,392
Net Assets, End of Period $59,392,002 $57,584,908 $196,902,915 $235,309,808
Capital Stock Share Transactions
Sold 1,380,030 2,679,730 585,525 1,903,479
Distributions reinvested 174,604 97,003 414,281 697,576
Redeemed (281,994) (136,615) (2,046,627) (2,596,982)
Total Capital Stock Share Transactions
1,272,640 2,640,118 (1,046,821) 4,073

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Partner Emerging Markets
Equity Portfolio Partner Healthcare Portfolio Real Estate Securities Portfolio Small Cap Growth Portfolio
6/30/2022
(unaudited) 12/31/2021
6/30/2022
(unaudited) 12/31/2021
6/30/2022
(unaudited) 12/31/2021
6/30/2022
(unaudited) 12/31/2021
$484,629 $786,893 $701,177 $775,780 $1,805,524 $2,185,225 $(223,437) $(540,320)
(700,835) 7,269,377 5,740,325 30,410,625 3,338,662 8,023,734 (4,461,918) 7,175,859
(22,789,934) (13,313,998) (42,057,053) 5,252,322 (52,089,648) 59,552,752 (26,126,740) 2,693,388
(23,006,140) (5,257,728) (35,615,551) 36,438,727 (46,945,462) 69,761,711 (30,812,095) 9,328,927
(1,566,407) (178,760) (31,375,831) (15,881,032) (6,295,852) (2,737,866) (6,766,335) (2,393,078)
(1,566,407) (178,760) (31,375,831) (15,881,032) (6,295,852) (2,737,866) (6,766,335) (2,393,078)
2,383,854 10,326,353 2,998,025 12,566,183 5,924,419 7,432,741 8,203,476 33,406,639
1,566,407 178,760 31,375,831 15,881,032 6,295,852 2,737,866 6,766,335 2,393,078
(4,784,928) (11,290,821) (8,900,253) (13,348,691) (10,992,060) (16,386,673) (4,824,957) (9,321,811)
(834,667) (785,708) 25,473,603 15,098,524 1,228,211 (6,216,066) 10,144,854 26,477,906
(25,407,214) (6,222,196) (41,517,779) 35,656,219 (52,013,103) 60,807,779 (27,433,576) 33,413,755
97,109,103 103,331,299 320,149,939 284,493,720 231,404,627 170,596,848 104,200,253 70,786,498
$71,701,889 $97,109,103 $278,632,160 $320,149,939 $179,391,524 $231,404,627 $76,766,677 $104,200,253
153,012 541,688 106,989 433,655 173,737 245,450 520,959 1,716,329
120,522 9,565 1,300,369 552,884 220,792 87,753 509,786 123,798
(321,254) (620,293) (325,137) (459,174) (336,845) (545,951) (288,363) (477,220)
(47,720) (69,040) 1,082,221 527,365 57,684 (212,748) 742,382 1,362,907

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Small Cap Index Portfolio Small Cap Stock Portfolio
For the periods ended
6/30/2022
(unaudited) 12/31/2021
6/30/2022
(unaudited) 12/31/2021
Operations
Net investment income/(loss) $4,409,436 $9,230,441 $2,429,985 $2,906,008
Net realized gains/(losses) 14,304,498 64,848,684 76,847,698 154,343,576
Change in net unrealized appreciation/(depreciation) (188,573,905) 117,497,676 (222,923,611) 29,843,583
Net Change in Net Assets Resulting From Operations
(169,859,971) 191,576,801 (143,645,928) 187,093,167
Distributions to Shareholders
From net investment income/net realized gains (73,395,479) (13,346,931) (157,108,118) (33,907,310)
Total Distributions to Shareholders
(73,395,479) (13,346,931) (157,108,118) (33,907,310)
Capital Stock Transactions
Sold 179,008,919 34,893,534 9,838,372 34,826,784
Distributions reinvested 73,395,479 13,346,931 157,108,118 33,907,310
Redeemed (25,700,113) (61,900,684) (6,212,532) (22,991,554)
Total Capital Stock Transactions 226,704,285 (13,660,219) 160,733,958 45,742,540
Net Increase/(Decrease) in Net Assets (16,551,165) 164,569,651 (140,020,088) 198,928,397
Net Assets, Beginning of Period 894,313,132 729,743,481 954,258,767 755,330,370
Net Assets, End of Period $877,761,967 $894,313,132 $814,238,679 $954,258,767
Capital Stock Share Transactions
Sold 9,970,295 1,518,343 423,393 1,434,126
Distributions reinvested 4,056,030 570,652 8,869,650 1,403,472
Redeemed (1,192,839) (2,706,049) (263,625) (973,515)
Total Capital Stock Share Transactions
12,833,486 (617,054) 9,029,418 1,864,083

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2022
(unaudited)

(1) ORGANIZATION
Thrivent Series Fund, Inc. ("the Fund"), a corporation
organized under the laws of Minnesota, is registered under the
Investment Company Act of 1940 (the “1940 Act”). The Fund is
divided into 32 separate series (each, a “Portfolio” and, collectively, the "Portfolios"), each with its own investment objective and policies. The Fund consists of four asset allocation Portfolios, three income plus Portfolios, nineteen equity Portfolios, five fixed-income
Portfolios, and one money market Portfolio. The assets of each
Portfolio are segregated, and each has a separate class of capital stock.
Shares in the Fund are currently sold, without sales
charges, to separate accounts of Thrivent Financial for Lutherans
("Thrivent Financial" or the "Adviser"), which are used to fund benefits of variable life insurance and variable annuity contracts issued by
Thrivent Financial, separate accounts of insurance companies not affiliated with Thrivent Financial, and other Portfolios.
Each of the Portfolios is an investment company that follows the accounting and reporting guidance of the Financial Accounting
Standards Board ("FASB") Accounting Standards Codification Topic
946 - Financial Services - Investment Companies.
Under the Fund’s organizational documents, its officers and
directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with service providers and others that provide general damage clauses. The
Fund’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Fund.
However, based on experience, the Fund expects the risk of loss to be remote.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— Securities traded on U.S. or foreign
securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time.  Security prices are based on quotes that are obtained from an independent pricing service approved by the Fund's Board of Directors (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price.  Exchange cleared swap agreements are valued at the clearinghouse end of day price. Swap agreements not cleared on exchanges will be valued using the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service.  Investments in open-ended mutual funds are valued at their net asset value at the close of each business day.
Securities held by the Money Market Portfolio are valued on
the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio and the Adviser follow procedures designed to help maintain a constant net asset value of $1.00 per share.
The Board has delegated responsibility for daily valuation of the Portfolios' securities to the Portfolios' Investment Adviser.  The
Adviser has formed a Valuation Committee (the “Committee”) that is responsible for overseeing the Portfolios’ valuation policies in accordance with Valuation Policies and Procedures.  The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the
Portfolios.  Examples of such events include trading halts, national news/events, and issuer-specific developments.  If the Committee decides that such events warrant using fair value estimates, the
Committee will take such events into consideration in determining the fair value of such securities.  If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles (“GAAP”), the various inputs used to determine the fair value of the Portfolios’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Portfolios value
certain foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2022
(unaudited)

pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of
securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Portfolios do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of
Operations.
For federal income tax purposes, the Portfolios treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Federal Income Taxes
— No provision has been made for
income taxes because each Portfolio’s policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each
Portfolio to distribute an amount sufficient to avoid imposition of any federal excise tax. The Portfolios, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each
Portfolio is treated as a separate taxable entity for federal income tax purposes. Certain Portfolios may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
GAAP requires management of the Portfolios (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not”
standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-
likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Portfolios include U.S. Federal and certain state jurisdictions as well as certain foreign countries.  The Portfolios' federal income tax returns are subject to examination for a period of three years after the filing of the return for the tax period. State returns may be subject to examination for an additional year depending on the jurisdiction.
The Portfolios have no examinations in progress and none are expected at this time.
As of June 30, 2022, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the
Portfolios’ tax liability, financial position or results of operations.
There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Foreign Income Taxes
— Portfolios are subject to foreign
income taxes imposed by certain countries in which they invest.
Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding in the Statement of
Operations. The Portfolios pay tax on foreign capital gains, where applicable. Taxes paid on foreign capital gains, if any, are included in the net realized gains/(losses) on investments on the Statement of Operations.
Expenses and Income
— Estimated expenses are accrued daily.
The Portfolios are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a
Portfolio are allocated among all appropriate Portfolios in proportion to their respective net assets or number of shareholder accounts, or other reasonable basis.
Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium.  Paydown gains and losses on mortgage-
backed and asset-backed securities are recorded as components of interest income.  Dividend income and capital gain distributions are recorded on the ex-dividend date.  However, certain dividends from foreign securities are recorded as soon as the information is available to the Portfolios.  Non-cash income, if any, is recorded at the fair market value of the securities received.
For certain securities, including real estate investment trusts, the Portfolios record distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2022
(unaudited)

on investments as necessary, once the issuers provide information about the actual composition of the distributions.
Distributions to Shareholders
— Dividends and capital
gain distributions are recorded on the ex-dividend date. With the exception of the Money Market Portfolio, net realized gains from securities transactions, if any, are paid at least annually after the close of the fiscal year. Any Portfolio subject to excise tax would require an additional distribution prior to the close of the fiscal year.
For the reporting period, dividends were declared daily and
reinvested monthly for Government Bond Portfolio, High Yield
Portfolio, Income Portfolio, Limited Maturity Bond Portfolio, Money
Market Portfolio and Opportunity Income Plus Portfolio; and
declared and reinvested at least annually for all other Portfolios.
Derivative Financial Instruments
— Each of the Portfolios,
with the exception of the Money Market Portfolio, may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments.
Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position).
This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Portfolio may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter
("OTC").
A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Portfolio’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Portfolio. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Portfolios because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the
seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts.
While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the
Portfolios. Using derivatives to hedge can guard against potential risks, but it also adds to the Portfolios’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
In order to define their contractual rights and to secure rights that will help the Portfolios mitigate their counterparty risk, the
Portfolios may enter into an International Swaps and Derivatives
Association, Inc. Master Agreement (“ISDA Master Agreement”) or
similar agreement with derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Portfolio and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Portfolio may, under certain circumstances, offset with the counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of derivative.
Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for
margining in excess of the minimum requirements in certain
situations. Collateral terms are contract specific for OTC derivatives
(foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the
Portfolio and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Portfolio has been noted in the Schedule of Investments. To the extent amounts due to a Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance. The Portfolios attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— All Portfolios, with the exception of the Money Market
Portfolio, may buy put and call options and write put and covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2022
(unaudited)

proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Portfolio’s exposure to the underlying security while buying call options tends to increase a
Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default.
Writing put options tends to increase a Portfolio’s exposure to the underlying security while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when the Portfolio has purchased an option, exercises that option, and the counterparty doesn’t buy from the Portfolio or sell to the Portfolio the underlying asset as required.
In the case where the Portfolio has written an option, the Portfolio doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Portfolio’s collateral posting requirements. As the option increases in value to the Portfolio, the Portfolio receives collateral from the counterparty.
Risks of loss may exceed amounts recognized on the Statement of
Assets and Liabilities.
During the six months ended June 30, 2022, Aggressive
Allocation, Government Bond, Moderate Allocation, Moderately
Aggressive Allocation, and Moderately Conservative Allocation
used options on mortgage backed securities to generate income and/or manage duration of the Portfolio.
Futures Contracts
— All Portfolios, with the exception of the Money
Market Portfolio, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.
When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover open futures contracts. A futures
contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the six months ended June 30, 2022, Aggressive Allocation,
Balanced Income Plus, Diversified Income Plus, Government Bond,
High Yield, Income, Limited Maturity Bond, Moderate Allocation,
Moderately Aggressive Allocation, Moderately Conservative
Allocation, and Opportunity Income Plus used treasury futures to manage the duration and yield curve exposure of the respective
Portfolio versus its benchmark.
During the six months ended June 30, 2022, Aggressive
Allocation, Balanced Income Plus, Diversified Income Plus, Global
Stock, International Allocation, International Index, Large Cap Index,
Low Volatility Equity, Mid Cap Index, Moderate Allocation, Moderately
Aggressive Allocation, Moderately Conservative Allocation, and
Small Cap Index used equity futures to manage exposure to the equities market.
Foreign Currency Forward Contracts
— In connection
with purchases and sales of securities denominated in foreign currencies, all Portfolios, with the exception of the Money Market
Portfolio, may enter into foreign currency forward contracts.
Additionally, the Portfolios may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-
denominated investments. These contracts are recorded at value and the realized- and change in unrealized- foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the
Portfolios could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-
counter and a Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio.
During the six months ended June 30, 2022, Partner Healthcare used foreign currency forward transactions in order to hedge unwanted currency exposure.
Swap Agreements
— All Portfolios, with the exception of
the Money Market Portfolio, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and
Liabilities. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2022
(unaudited)

valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the
Statement of Assets and Liabilities and recorded as unrealized gain or loss.  The Portfolio accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Portfolio’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter. In these types of transactions, the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio. This risk is partially mitigated by the
Portfolio’s collateral posting requirements. As the swap increases in value to the Portfolio, the Portfolio receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Portfolios may be either the protection seller or the protection buyer.
Certain Portfolios enter into credit default derivative contracts directly through credit default swaps ("CDS") or through credit default swap indices ("CDX Indices"). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Portfolios sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Portfolios buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-
efficient and diversified structure.  If a default event as specified in the CDS reference entity agreement occurs, the Portfolio has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the six months ended June 30, 2022, Balanced Income
Plus, Diversified Income Plus, High Yield, Moderate Allocation,
Moderately Aggressive Allocation, Moderately Conservative
Allocation, and Opportunity Income Plus used CDX indices
(comprised of credit default swaps) to help manage credit risk exposure within the Portfolio.
For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
The amounts presented in the tables below are offset first by financial instruments that have the right to offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral received/pledged. The actual amounts of collateral may be greater than the amounts presented in the tables.
The following table presents the gross and net information about assets subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Portfolio
Gross Amounts
of Recognized
Assets
Gross
Amounts
Offset
Net Amounts
of Recognized
Assets
Financial
Instruments
Cash
Collateral
Received
Non-Cash
Collateral
Received Net Amount
Money Market
Repurchase Agreements 50,000,000 – 50,000,000 50,000,000 – – –

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2022
(unaudited)

The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in the
Statement of Assets and Liabilities:

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2022
(unaudited)

Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Portfolio
Gross Amounts
of Recognized
Liabilities
Gross
Amounts
Offset
Net Amounts
of Recognized
Liabilities
Financial
Instruments
Cash
Collateral
Pledged
Non-Cash
Collateral
Pledged
(**)
Net Amount
Aggressive Allocation
Securities Lending 8,507,945 – 8,507,945 8,053,815 – – 454,130
(^)
All Cap
Securities Lending 749,675 – 749,675 723,523 – – 26,152
(^)
Balanced Income Plus
Securities Lending 5,471,273 – 5,471,273 5,260,334 – – 210,939
(^)
Diversified Income Plus
Securities Lending 15,909,918 – 15,909,918 15,187,423 – – 722,495
(^)
Global Stock
Securities Lending 3,141,682 – 3,141,682 2,769,269 – – 372,413
(^)
Government Bond
Securities Lending 729,500 – 729,500 703,754 – – 25,746
(^)
High Yield
Securities Lending 30,409,422 – 30,409,422 29,023,021 – – 1,386,401
(^)
Income
Securities Lending 6,602,394 – 6,602,394 6,435,807 – – 166,587
(^)
International Allocation
Securities Lending 111,882 – 111,882 105,819 – – 6,063
(^)
International Index
Securities Lending 26,765 – 26,765 25,553 – – 1,212
(^)
Large Cap Growth
Securities Lending 2,536,500 – 2,536,500 – – – 2,536,500
(^)
Large Cap Index
Securities Lending 798,200 – 798,200 764,167 – – 34,033
(^)
Limited Maturity Bond
Securities Lending 2,483,688 – 2,483,688 2,402,610 – – 81,078
(^)
Low Volatility Equity
Securities Lending 420,000 – 420,000 394,740 – – 25,260
(^)
Mid Cap Growth
Securities Lending 259,875 – 259,875 250,992 – – 8,883
(^)
Mid Cap Index
Securities Lending 5,652,999 – 5,652,999 5,442,261 – – 210,738
(^)
Mid Cap Stock
Securities Lending 9,604,000 – 9,604,000 9,293,340 – – 310,660
(^)
Moderate Allocation
Securities Lending 74,912,777 – 74,912,777 71,170,637 – – 3,742,140
(^)
Moderately Aggressive
Allocation
Securities Lending 41,413,954 – 41,413,954 39,411,323 – – 2,002,631
(^)
Moderately Conservative
Allocation
Securities Lending 31,544,917 – 31,544,917 30,095,176 – – 1,449,741
(^)
Multidimensional Income
Securities Lending 3,707,344 – 3,707,344 3,609,669 – – 97,675
(^)
Opportunity Income Plus
Securities Lending 2,004,980 – 2,004,980 1,921,227 – – 83,753
(^)
Partner Healthcare
Exchange Contracts 25,499 – 25,499 – – – 25,499
(#)
Small Cap Growth
Securities Lending 1,945,595 – 1,945,595 1,891,119 – – 54,476
(^)
Small Cap Index
Securities Lending 8,321,034 – 8,321,034 7,960,991 – – 360,043
(^)
Small Cap Stock
Securities Lending 1,227,000 – 1,227,000 1,186,131 – – 40,869
(^)

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2022
(unaudited)

Mortgage Dollar Roll Transactions
— Certain Portfolios enter
into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal
National Mortgage Association and Federal Home Loan Mortgage
Corporation, in which the Portfolios sell mortgage securities and simultaneously agree to repurchase similar (same type and coupon)
securities at a later date at an agreed upon price. The Portfolios must maintain liquid securities having a value at least equal to the repurchase price (including accrued interest) for such dollar rolls.
In addition, the Portfolios are required to segregate collateral with the fund custodian (depending on market movements) on their
mortgage dollar rolls.  The value of the securities that the Portfolios are required to purchase may decline below the agreed upon
repurchase price of those securities.
During the period between the sale and repurchase, the Portfolios forgo principal and interest paid on the mortgage securities sold.
The Portfolios are compensated from negotiated fees paid by
brokers offered as an inducement to the Portfolios to "roll over" their purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract.  These purchase and sale transactions may increase portfolio turnover rate.  The fees received are recognized over the roll period and are included in
Income from mortgage dollar rolls in the Statement of Operations.
Securities Lending
— The Fund has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs
Bank USA doing business as Goldman Sachs Agency Lending
("GSAL"). The Agreement authorizes GSAL to lend securities
to authorized borrowers on behalf of the Portfolios. Pursuant to the Agreement, loaned securities are typically initially
collateralized equal to at least 102% of the market value of U.S.
securities and 105% of the market value of non-U.S. securities.
Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The Fund has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in Thrivent Cash Management
Trust. The Portfolios receive dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of Operations.  By investing any cash collateral it receives in these transactions, a Portfolio could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Portfolio could lose money.  Generally, in the event of borrower default, a Portfolio has the right to use the collateral to offset any losses incurred.  However, in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.
Some of these losses may be indemnified by the lending agent.
As of June 30, 2022, the value of securities on loan is as follows:
When-Issued and Delayed-Delivery Transactions
— Each
Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Portfolio may dispose of a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Portfolio has sold a security on a delayed-delivery basis, a Portfolio does not participate in future gains and losses with respect to the security.
Treasury Inflation Protected Securities
— Certain Portfolios
may invest in treasury inflation protected securities ("TIPS"). These securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The coupon interest rate is generally fixed at issuance. Interest is paid based on the principal
(**)
Excess of collateral pledged to the counterparty may not be shown for financial reporting purposes.
(^)
Net securities lending amounts represent the net amount payable to the counterparty in the event of a default.
(#)
Net exchange contract amounts represent the net amount payable to the counterparty in the event of a default.
Portfolio Securities on Loan
Aggressive Allocation $ 8,053,815
All Cap 723,523
Balanced Income Plus 5,260,334
Diversified Income Plus 15,187,423
Global Stock 2,769,269
Government Bond 703,754
High Yield 29,023,021
Income 6,435,807
International Allocation 105,819
International Index 25,553
Large Cap Index 764,167
Limited Maturity Bond 2,402,610
Low Volatility Equity 394,740
Mid Cap Growth 250,992
Mid Cap Index 5,442,261
Mid Cap Stock 9,293,340
Moderate Allocation 71,170,637
Moderately Aggressive Allocation 39,411,323
Moderately Conservative Allocation 30,095,176
Multidimensional Income 3,609,669
Opportunity Income Plus 1,921,227
Small Cap Growth 1,891,119
Small Cap Index 7,960,991
Small Cap Stock 1,186,131

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2022
(unaudited)

value, which is adjusted for inflation. Any increase in the principal amount will be included as taxable interest in the Statement of Operations and received in cash upon maturity or sale of the security.
Repurchase Agreements
— Each Portfolio may engage in
repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Portfolios use a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, a Portfolio could incur a loss due to a drop in the value of the security during the time it takes the Portfolio to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The Portfolios may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser or subadviser to be creditworthy. During the six months ended June 30, 2022, Money
Market Portfolio engaged in this type of investment.
Stripped Securities
— Certain Portfolios may invest in interest only
and principal only stripped mortgage or asset backed securities.
These securities represent a participation in securities that are structured in classes with rights to receive different portions of the interest and principal. Interest only securities receive all the interest, and principal only securities receive all the principal. Interest only securities are particularly sensitive to changes in interest rates and therefore are subject to greater fluctuation in prices than typical interest bearing debt securities.  As interest rates rise, the value of the interest only security increases.  Similarly, as interest rates decrease, the value of the interest only security decreases.  If the underlying pool of mortgages or assets experience greater than anticipated prepayments of principal, a Portfolio may not fully recoup its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.
The market value of these securities is also highly sensitive to changes in interest rates.  As interest rates increase, the price of the principal only security decreases.  Similarly, as interest rates decrease, the price of the principal only security increases.  The principal only security represents the payment with the longest maturity, therefore making it the most sensitive to interest rate changes.
Accounting Estimates
— The preparation of financial statements
in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Contingent Liabilities
— In the event of adversary action
proceedings where a Portfolio is a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.
For the six months ended June 30, 2022, no contingent liabilities were reported.
Litigation
— Awards from class action litigation are recorded as a
reduction of cost if the Portfolio still owns the applicable securities on the payment date.  If the Portfolio no longer owns the applicable securities, the proceeds are recorded as realized gains.
Bank Loans (Leveraged Loans)
— Certain Portfolios may invest
in bank loans, which are senior secured loans that are made by banks or other lending institutions to companies that are typically rated below investment grade.  A Portfolio may invest in multiple series or tranches of a bank loan, with varying terms and different associated risks.  Transactions in bank loan securities may settle on a delayed basis, which may result in the proceeds of the
sale to not be readily available for a Portfolio to make additional investments.  Interest rates of bank loan securities typically reset periodically, as the rates are tied to a reference index rate, plus a premium.  Income is recorded daily on bank loan securities.  On an ongoing basis, a Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit of the bank loan.  This commitment fee is accrued as income over the term of the bank loan.  A Portfolio may receive consent and amendment fees for accepting an amendment to the current terms of a bank loan.  Consent and amendment fees are accrued as income when the changes to the bank loan are immaterial and to capital when the changes are material.
All or a portion of these bank loan commitments may be unfunded.
A Portfolio is obligated to fund these commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation. These unfunded bank loan commitments, which are marked-to-market daily, are presented in the Schedule of
Investments.
Line of Credit
— Each Portfolio (with the exception of Money
Market Portfolio) along with other funds managed by the investment adviser or an affiliate, participate in a $100 million ($50 million committed, $50 million uncommitted) credit facility (the "line of credit") issued by State Street Bank and Trust Company to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.  Interest is charged to each participating Portfolio based on its borrowings at the higher of the Federal Funds Rate or the Overnight Bank
Funding Rate plus, in each case, 0.10% plus a margin of 1.25%.
Each borrowing under the credit facility matures no later than 30 calendar days after the date of the borrowing.  Each participating
Portfolio pays a commitment fee in proportion to their respective net assets.  The line of credit shall expire on December 27, 2022

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2022
(unaudited)

unless extended by mutual agreement of State Street Bank and
Trust Company and the Portfolios. The Portfolios had no borrowings during the six months ended June 30, 2022.
Recent Accounting Pronouncements
—
Reference Rate Reform
In March 2020, the FASB issued Accounting Standards Update
("ASU") No. 2020-04 Reference Rate Reform, which provides optional guidance to ease the potential accounting burden associated with transitioning from the London Interbank Offered Rate ("LIBOR") and other reference rates expected to be discontinued. The ASU No.
2020-04 was effective immediately upon release of the standard on
March 12, 2020 and can be applied prospectively through December
31, 2022. At this time, management is evaluating implications of these changes on financial statement disclosures.  Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadline.
Other
— For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Investment Advisory Fees
— The Fund has entered into an Investment Advisory Agreement with Thrivent Financial, the Adviser. Under the Investment Advisory Agreement, each of the Portfolios pays a fee for investment advisory services. The fees are accrued daily and paid monthly. The annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:
Portfolio (M-Millions) $0 to $500M
Over $500 to
$2,000M
Over $2,000 to
$5,000M
Over $5,000 to
$10,000M Over $10,000M
Aggressive Allocation 0.700% 0.700% 0.700% 0.675% 0.650%
Moderate Allocation 0.650% 0.625% 0.600% 0.575% 0.550%
Moderately Aggressive Allocation  0.700% 0.675% 0.650% 0.625% 0.600%
Moderately Conservative Allocation 0.600% 0.575% 0.550% 0.525% 0.500%
Portfolio (M-Millions) $0 to $50M Over $50 to $100M
 Over $100 to
$250M  Over $250M
Low Volatility Equity 0.600% 0.600% 0.500% 0.500%
Multidimensional Income 0.550% 0.550%  0.500%  0.500%
Partner Emerging Markets   0.950% 0.950% 0.900%  0.850%
Partner Healthcare  0.900%  0.850% 0.800%   0.750%
Portfolio (M - Millions)
$0 to
$50M
Over $50
to $200M
Over
$200 to
$250M
Over
$250 to
$500M
Over
$500 to
$750M
Over
$750 to
$1,000M
Over
$1,000 to
$1,500M
Over
$1,500 to
$2,000M
Over
$2,000 to
$2,500M
Over
$2,500 to
$5,000M
Over
$5,000M
All Cap
0.550% 0.550% 0.550% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500%
Balanced Income Plus
0.550% 0.550% 0.550% 0.550% 0.500% 0.500% 0.475% 0.475% 0.475% 0.450% 0.425%
Diversified Income Plus
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
ESG Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Global Stock
0.650% 0.650% 0.650% 0.650% 0.575% 0.550% 0.475% 0.475% 0.475% 0.450% 0.425%
Government Bond
0.350% 0.350% 0.350% 0.300% 0.250% 0.250% 0.200% 0.150% 0.100% 0.100% 0.100%
High Yield
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
Income
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
International Allocation
0.700% 0.700% 0.700% 0.650% 0.650% 0.650% 0.625% 0.600% 0.600% 0.600% 0.600%
International Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Large Cap Growth
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
Large Cap Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Large Cap Value
0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600%
Limited Maturity Bond
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
Mid Cap Growth
0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Mid Cap Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2022
(unaudited)

Sub-Adviser Fees
— The following subadvisory fees are charged
as part of the total investment advisory fees stated in the table above. The subadvisory fees are borne directly by the Adviser and do not increase the overall fees paid by the Portfolio.
International Allocation Portfolio
The Adviser has entered into a subadvisory agreement with
Goldman Sachs Asset Management, L.P. ("GSAM") for the
performance of subadvisory services.  The fee payable for GSAM for managing the international small- and mid-cap equities portion is equal to 0.58% of the first $250 million of average daily net assets and 0.54% of average daily net assets in excess of $250 million.  International Allocation Fund (presented under a separate shareholder report) is included in determining breakpoints for the assets managed by GSAM.
Partner Emerging Markets Equity Portfolio
The Adviser has entered into a subadvisory agreement with
Aberdeen Asset Managers Limited (“Aberdeen”) for the performance of subadvisory services. The fee payable to Aberdeen is equal to
0.75% of the first $100 million of average daily net assets, 0.70%
of the next $150 million and 0.65% of average daily net assets over
$250 million.
Partner Healthcare Portfolio
The Adviser has entered into a subadvisory agreement with
BlackRock Investment Management, LLC. for the performance of subadvisory services.  The fee payable to BlackRock is equal to
0.50% of the first $50 million of average daily net assets, 0.475% of the next $200 million, 0.45% of the next $250 million and 0.425% of average daily net assets over $500 million.
Expense Reimbursements
— For the six months ended June
30, 2022, contractual expense reimbursements, as a percentage of net assets, were in effect:
Partner Healthcare 0.05% 4/30/2023
For the six months ended June 30, 2022, contractual expense
reimbursements to limit expenses to the following percentages were in effect:
Expense reimbursements are accrued daily and paid by Thrivent
Financial monthly. Thrivent does not recoup amounts previously reimbursed or waived in prior fiscal years, but may recoup amounts reimbursed or waived in prior months within the same fiscal year.
Each of the four Asset Allocation Portfolios paid a fee for investment advisory services. The Adviser has contractually agreed, for as long as the current fee structure is in place, and through at least April
30, 2023, to waive an amount equal to any investment advisory fees indirectly incurred by the Asset Allocation Portfolios as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash
Management Trust.  This contractual provision may be terminated upon the mutual agreement between the independent Directors of the Portfolios and the Adviser. For the six months ended June 30,
2022, the following expense reimbursements, as a percentage of net assets, were in effect:
Aggressive Allocation 0.16% 4/30/2023
Moderate Allocation 0.17% 4/30/2023
Moderately Aggressive Allocation 0.22% 4/30/2023
Moderately Conservative Allocation 0.14% 4/30/2023
Subject to certain limitations, all Portfolios in the Fund except for
Money Market Portfolio may invest cash in other Portfolios in the
Fund, Thrivent Cash Management Trust, and Thrivent Core Funds.
These related-party transactions are subject to the same terms as non-related party transactions. To avoid duplicate investment advisory fees, Thrivent Financial reimburses an amount equal to any investment advisory fees indirectly incurred by the Portfolios
Portfolio (M - Millions)
$0 to
$50M
Over $50
to $200M
Over
$200 to
$250M
Over
$250 to
$500M
Over
$500 to
$750M
Over
$750 to
$1,000M
Over
$1,000 to
$1,500M
Over
$1,500 to
$2,000M
Over
$2,000 to
$2,500M
Over
$2,500 to
$5,000M
Over
$5,000M
Mid Cap Stock
0.700% 0.700% 0.650% 0.650% 0.650% 0.650% 0.600% 0.600% 0.600% 0.550% 0.525%
Mid Cap Value
0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Money Market
0.2 50% 0.2 50% 0.2 50% 0.2 50% 0.2 50% 0.2 50% 0.2 50% 0.2 50% 0.2 50% 0.2 50% 0.2 50%
Opportunity Income Plus
0.500% 0.500% 0.500% 0.500% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450%
Real Estate Securities
0.750% 0.750% 0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Small Cap Growth
0.800% 0.800% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750%
Small Cap Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Small Cap Stock
0.700% 0.700% 0.650% 0.650% 0.650% 0.650% 0.600% 0.600% 0.600% 0.550% 0.525%
Portfolio
Expense
Reimbursement
Expiration
Date
Portfolio 1
Expense
Limit
Expiration
Date
ESG Index 0.38% 4/30/2023
Low Volatility Equity 0.90% 4/30/2023
Mid Cap Growth 0.85% 4/30/2023
Mid Cap Value 0.90% 4/30/2023
Multidimensional Income
2
0.80% 4/30/2023
Partner Emerging Markets Equity 1.20% 4/30/2023
Small Cap Growth 0.94% 4/30/2023
1
2
International Index removed the expense limit of 0.46% effective
4/30/2022.
Expense limit changed from 0.85% to 0.80% effective 1/1/2022.
Portfolio
Expense
Reimbursement
Expiration
Date

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2022
(unaudited)

as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than
Thrivent Cash Management Trust. There are no advisory fees for
Thrivent Core Funds, and therefore no reimbursement is made
related to an investment in these funds.
Other Expenses
— The Fund has entered into an accounting and
administrative services agreement with Thrivent Financial to provide certain accounting and administrative personnel and services to the
Portfolios. The Portfolios pay an annual fixed fee per portfolio plus a certain percentage of net assets to Thrivent Financial.  These fees are accrued daily and paid monthly.  For the six months ended June
30, 2022, Thrivent Financial received aggregate fees for accounting and administrative personnel and services of $4,910,848 from the
Fund.
The Fund has entered into an agreement with Thrivent Financial
Investor Services Inc. ("Thrivent Investor Services") to provide transfer agency and dividend payment services necessary to the
Portfolios.  The Portfolios pay an annual fixed fee per Portfolio.
These fees are accrued daily and paid monthly.  For the six months ended June 30, 2022, Thrivent Investor Services received $80,001 from the Fund for transfer agent services.
Each Director who is not affiliated with the Adviser receives an annual fee from the Fund for services as a Director and is eligible to participate in a deferred compensation plan with respect to fees received from the Portfolios. Participants in the plan may designate their deferred Director’s fees as if invested in a Portfolio of the Fund.
Thrivent Money Market Portfolio is not eligible for the deferral plan.
The value of each Director’s deferred compensation account will increase or decrease as if invested in shares of a particular Portfolio of Thrivent Series Fund. Each participant's fees as well as the change in value are included in Director’s fees in the Statement of
Operations. The deferred fees remain in the appropriate Portfolio of Thrivent Series Fund until distribution in accordance with the plan. The Payable for director deferred compensation, located in the Statement of Assets and Liabilities, is unsecured.
Those Directors not participating in the above plan
received $581,155 in fees from the Fund for the six months ended
June 30, 2022. In addition, the Fund reimbursed independent
Directors for reasonable expenses incurred in relation to attendance at Board meetings and industry conferences.
Certain officers and non-independent directors of the Fund are officers and directors of Thrivent Financial, however, they receive no compensation from the Fund. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.
Acquired Fund Fees and Expenses
— Some Portfolios invest
in other open-ended funds. Fees and expenses of those underlying funds are not included in those Portfolios’ expense ratios reported in the Financial Highlights. The Portfolios indirectly bear their proportionate share of the annualized weighted average expense ratio of the underlying funds in which they invest.  The Adviser has contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Asset Allocation Portfolios as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash
Management Trust. There are no advisory fees for Thrivent Core
Funds, and therefore no reimbursement is made for investments in these Funds. This contractual provision may be terminated upon the mutual agreement between the independent Directors of the Fund and the Adviser.
Interfund Lending
— The Portfolios may participate in an interfund
lending program (the "Program") pursuant to an exemptive order issued by the SEC.  The Program permits the Portfolios to borrow cash for temporary purposes from Thrivent Core Short-Term Reserve
Fund.  Interest is charged to each participating Portfolio based on its borrowings at the average of the repo rate and bank loan rate, each as defined in the Program.  Each borrowing made under the
Program matures no later than seven calendar days after the date of the borrowing, and each borrowing must be securitized by a pledge of segregated collateral with a market value at least equal to 102%
of the outstanding principal value of the loan.  For the six months ended June 30, 2022, none of the Portfolios borrowed cash through the Program.
(4) TAX INFORMATION
Distributions are based on amounts calculated in accordance
with applicable federal income tax regulations, which may differ from GAAP. To the extent these differences are permanent in
nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.  At fiscal year-end, the character and amount of distributions, on a tax basis and components of distributable earnings, are finalized.  Therefore, as of June 30, 2022, the tax-basis balance has not yet been determined.
At December 31, 2021, the following Portfolios had accumulated capital loss carryovers as follows:
To the extent that these Portfolios realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.
Portfolio
Capital Loss
Carryover
Government Bond $ 714,596
High Yield 70,713,853
Opportunity Income Plus 4,271,428

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2022
(unaudited)

(5) SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities
— For the
six months ended June 30, 2022, the cost of purchases and the proceeds from sales of investment securities, other than U.S.
Government and short-term securities, were as follows:
Purchases and Sales of U.S. Government Securities were:
Investments in Restricted Securities
— Certain Portfolios may
own restricted securities which were purchased in private placement transactions without registration under the Securities Act of 1933.
Unless such securities subsequently become registered, they
generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of June 30, 2022, the following Portfolios held restricted securities:
The Portfolios have no right to require registration of unregistered securities.
(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
The Portfolios are permitted to purchase or sell securities from or to certain other Portfolios, or affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Portfolio from or to another Portfolio or fund that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers complies with Rule 17a-7 of the 1940 Act.  Further, as defined under the procedures, each transaction is executed at the current market price.
During the six months ended June 30, 2022, the following Portfolios engaged in purchase transactions pursuant to Rule 17a-7 of the
1940 Act.  These transactions were in excess of 0.045% of each portfolio's net assets:
During the six months ended June 30, 2022, the following
Portfolios engaged in sale transactions pursuant to Rule 17a-7 of the 1940 Act.  These transactions were in excess of 0.045% of each portfolio's net assets:
In thousands
Portfolio Purchases
Sales/
Paydowns
Aggressive Allocation $ 370,527 $ 311,802
All Cap 46,377 47,092
Balanced Income Plus 67,193 74,515
Diversified Income Plus 103,820 120,259
ESG Index 17,893 11,219
Global Stock 389,995 367,182
Government Bond 3,080 6,199
High Yield 240,082 257,047
Income 223,053 335,909
International Allocation 746,672 722,451
International Index 10,021 3,448
Large Cap Growth 706,880 804,483
Large Cap Index 16,607 30,293
Large Cap Value 314,147 221,017
Limited Maturity Bond 87,800 153,011
Low Volatility Equity 21,918 19,510
Mid Cap Growth 16,119 10,221
Mid Cap Index 28,061 40,936
Mid Cap Stock 406,153 492,195
Mid Cap Value 19,543 4,203
Moderate Allocation 1,789,080 1,841,502
Moderately Aggressive Allocation 1,237,652 1,085,977
Moderately Conservative Allocation 628,659 764,275
Multidimensional Income 21,385 11,235
Opportunity Income Plus 34,025 40,344
Partner Emerging Markets Equity 14,318 17,106
Partner Healthcare 68,934 79,118
Real Estate Securities 19,938 21,578
Small Cap Growth 21,142 18,438
Small Cap Index 242,843 93,896
Small Cap Stock 217,684 213,975
In thousands
Portfolio Purchases
Sales/
Paydowns
Aggressive Allocation $ 153,376 $ 148,418
Balanced Income Plus 440,756 439,930
Diversified Income Plus 1,151,335 1,158,322
Government Bond 353,623 356,739
Income 34,882 56,681
Limited Maturity Bond 63,820 77,714
Moderate Allocation 3,406,560 3,688,037
Moderately Aggressive Allocation 1,186,239 1,345,648
Moderately Conservative Allocation 3,313,057 3,374,523
Multidimensional Income 6,986 4,239
Opportunity Income Plus 179,123 183,950
Portfolio
Number of
Securities
Percent of Portfolio's
Net Assets
Balanced Income Plus 2 0.04%
Diversified Income Plus 1 0.04%
High Yield 3 0.20%
Income 2 0.25%
Moderate Allocation 2 0.01%
Moderately Aggressive
Allocation 2 0.01%
Moderately Conservative
Allocation 2 0.02%
Multidimensional Income 1 0.08%
Opportunity Income Plus 2 0.14%
Portfolio Purchase Amount
Balanced Income Plus $1,861,431
Diversified Income Plus 1,575,850
Large Cap Index  2,016,226
Mid Cap Index 10,166,263
Small Cap Index 3,237,279
Small Cap Stock 76,716,058
Portfolio Sales Proceeds
Realized
Gain/(Loss)
Aggressive Allocation $42,922,946 $7,529,888
Mid Cap Index 5,253,505 (289,702)
Mid Cap Stock 100,124,652 25,345,832
Moderate Allocation 69,948,221 12,919,449
Moderately Aggressive
Allocation 87,317,228 13,699,390
Moderately Conservative
Allocation 16,921,130 3,677,833

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2022
(unaudited)

(7) SHARES OF BENEFICIAL INTEREST
The shares of each Portfolio have equal rights and privileges with all shares of that Portfolio. Shares in the Fund are currently sold, without sales charges, to separate accounts of Thrivent Financial, which are used to fund benefits of variable life insurance and variable annuity contracts issued by Thrivent Financial, separate accounts of other insurance companies not affiliated with Thrivent
Financial, and other Portfolios.
As of June 30, 2022, authorized capital stock consists of ten billion shares as follows:
(8) PAYMENTS BY AFFILIATES
During the six months ended June 30, 2022, the Adviser
reimbursed Low Volatility Equity Portfolio for a trade error.  The reimbursement resulted in a total return of (13.49)%.  Excluding this reimbursement, the total return would have been (13.53)%.
(9) SUBSEQUENT EVENTS
The Adviser of the Portfolios has evaluated the impact of
subsequent events through the issuance date of the financial statements, and, except as already included in the Notes to Financial
Statements, has determined that no items require disclosure.
(10) MARKET RISK
Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline.  The value of a Portfolio's investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio's benchmark index(es).  The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness, public health threats, war, terrorism, natural disasters or similar events.  As of June 30, 2022, the following
Portfolios had portfolio concentration greater than 25% in certain market sectors.
(11) SIGNIFICANT RISKS
Investing in the Portfolios involves risks.  The following is an alphabetical list of significant risks in investing in the Funds.  The risks applicable to each Fund are listed in the Portfolio Perspectives section above.
Allocation Risk
— The Portfolio’s investment performance
depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories.
Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Therefore, a principal risk of investing in the
Portfolio is that the allocation strategies used and the allocation decisions made will not produce the desired results.
China Risk
— There are special risks associated with investments
in China, Hong Kong and Taiwan (including Chinese issuers listed on Chinese and U.S. securities exchanges), such as risks relating to liquidity constraints, expropriation, nationalization, confiscatory taxation and exchange control regulations or currency blockage.
Rapid fluctuations in currency exchange rates, inflation and/or interest rates may negatively affect the economy and securities markets of China. In addition, there may be significant obstacles to obtaining information necessary to conduct investigations into or pursue litigation against companies located in or operating substantially in China, and shareholders may have limited legal
Small Cap Index 10,004,809 6,948,619
Portfolio Shares Authorized Par Value
Aggressive Allocation 300,000,000 $ 0.01
All Cap 100,000,000 0.01
Balanced Income Plus 200,000,000 0.01
Diversified Income Plus 300,000,000 0.01
ESG Index 100,000,000 0.01
Global Stock 300,000,000 0.01
Government Bond 100,000,000 0.01
High Yield 500,000,000 0.01
Income 500,000,000 0.01
International Allocation 500,000,000 0.01
International Index 100,000,000 0.01
Large Cap Growth 300,000,000 0.01
Large Cap Index 100,000,000 0.01
Large Cap Value 300,000,000 0.01
Limited Maturity Bond 300,000,000 0.01
Low Volatility Equity 100,000,000 0.01
Mid Cap Growth 100,000,000 0.01
Mid Cap Index 100,000,000 0.01
Mid Cap Stock 300,000,000 0.01
Mid Cap Value 100,000,000 0.01
Moderate Allocation 1,500,000,000 0.01
Moderately Aggressive Allocation 1,000,000,000 0.01
Moderately Conservative Allocation 900,000,000 0.01
Money Market 1,000,000,000 0.01
Multidimensional Income 100,000,000 0.01
Opportunity Income Plus 100,000,000 0.01
Partner Emerging Markets Equity 100,000,000 0.01
Partner Healthcare 100,000,000 0.01
Real Estate Securities 100,000,000 0.01
Small Cap Growth 100,000,000 0.01
Small Cap Index 100,000,000 0.01
Small Cap Stock 200,000,000 0.01
Portfolio Sector
% Total
Net
Assets
Government Bond Mortgage-Backed Securities 28.5%
Government Bond U.S. Govt. & Agencies 37.2%
ESG Index Information Technology 28.3%
Income Financials 35.3%
Large Cap Growth Information Technology 33.6%
Large Cap Index Information Technology 26.5%
Limited Maturity Bond Financials 25.6%
Partner Healthcare Pharmaceuticals 27.6%
Real Estate Securities Specialized REITs 29.0%
Small Cap Growth Industrials 26.6%

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2022
(unaudited)

remedies with respect to such investments. A reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and negatively impact the Portfolio’s performance.
Closed-End Fund (“CEF”) Risk
— Investments in CEFs are
subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s
portfolio; fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the
CEF owns (i.e., trading at a discount or premium to its net asset value); and that CEFs are permitted to invest in a greater amount of
“illiquid” securities than typical mutual funds. The Portfolio is subject to a pro-rata share of the management fees and expenses of each
CEF in addition to the Portfolio’s management fees and expenses, resulting in Portfolio shareholders subject to higher expenses than if they invested directly in CEFs.
Collateralized Debt Obligations Risk
— The risks of an
investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which the Portfolio invests. In addition to the typical risks associated with fixed income securities and asset-backed securities, CDOs carry additional risks including, but not limited to:
(i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value, and/or be downgraded; (iii)
the Portfolio may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Portfolio could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii)
the CDO’s manager may perform poorly.
Conflicts of Interest Risk
— An investment in the Portfolio will
be subject to a number of actual or potential conflicts of interest.
For example, the Adviser or its affiliates may provide services to the Portfolio for which the Portfolio would compensate the Adviser and/or such affiliates. The Portfolio may invest in other pooled investment vehicles sponsored, managed, or otherwise affiliated with the Adviser, including other Portfolios. The Adviser may have an incentive (financial or otherwise) to enter into transactions or arrangements on behalf of the Portfolio with itself or its affiliates in circumstances where it might not have done so otherwise.
The Adviser or its affiliates manage other investment funds and/
or accounts (including proprietary accounts) and have other clients with investment objectives and strategies that are similar to, or overlap with, the investment objective and strategy of the Portfolio, creating conflicts of interest in investment and allocation decisions regarding the allocation of investments that could be appropriate for the Portfolio and other clients of the Adviser or their affiliates.
Convertible Securities Risk
— Convertible securities are
subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Portfolio may also be forced to convert a convertible security at an inopportune time, which may decrease the Portfolio’s return.
Credit Risk
— Credit risk is the risk that an issuer of a debt security
to which the Portfolio is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Portfolio.
Cybersecurity Risk
— The Portfolios and their service providers
may be susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser, a Subadviser, or other service providers (including, but not limited to, fund accountants, custodians, transfer agents, and financial intermediaries) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Portfolios’ ability to calculate their NAV, corrupting data or preventing parties from sharing information necessary for the Portfolios’ operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the
Portfolios or the Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cyber security risks are also present for issuers or securities in which the Portfolios may invest, which could result in material adverse consequences for such issuers and may cause the Portfolios’ investments in such companies to lose value. While the Portfolios’ service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems.
Additionally, the Portfolios cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Portfolios or their shareholders. Although each Portfolio attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operation risks that may affect a Portfolio or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a Portfolio’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and a Portfolio and its shareholders may bear costs tied to these risks.
Derivatives Risk
— The use of derivatives (such as futures,
options, credit default swaps, and total return swaps) involves additional risks and transaction costs which could leave a Portfolio in a worse position than if it had not used these instruments.

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2022
(unaudited)

Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and a Portfolio could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Some derivatives may give rise to a form of economic leverage and may expose the Portfolio to greater risk and increase its costs.
Such leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio’s portfolio will be magnified when the Portfolio uses leverage. Futures contracts, options on futures contracts, forward contracts, and options on derivatives can allow the Portfolio to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.
The success of a Portfolio’s derivatives strategies will depend on the Adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or
rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
Swap agreements may involve fees, commissions or other costs that may reduce a Portfolio’s gains from a swap agreement or may cause a Portfolio to lose money. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Portfolio to close out a position when desired.
Emerging Markets Risk
— The risks and volatility of investing
in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. A Portfolio may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Portfolio performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, accounting, recordkeeping and corporate governance systems
and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims.
Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities.
Equity Security Risk
— Equity securities held by the Portfolio may
decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the Portfolio may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries, which would make the Portfolio more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities are generally more volatile than most debt securities.
ESG (Environmental, Social, & Governance) Investment
Strategy Risk
— The Portfolio’s ESG investment strategy limits
the types and number of investment opportunities available to the
Portfolio and, as a result, the Portfolio may underperform other funds that do not have an ESG focus. The Portfolio’s ESG investment strategy may result in the Portfolio investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG standards. In addition, the Index
Provider may be unsuccessful in creating an index composed of companies that exhibit positive ESG characteristics.
ETF Risk
— An ETF is subject to the risks of the underlying
investments that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index, and the Portfolio will indirectly bear its proportionate share of any such fees and expenses paid by the
ETFs in which it invests. Because ETFs trade on an exchange, there is a risk that an ETF will trade at a discount to net asset value or that investors will fail to bring the trading price in line with the underlying shares (known as the arbitrage mechanism). There is the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities.
Financial Sector Risk
— To the extent that the financials sector
continues to represent a significant portion of the Portfolio, the
Portfolio will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector.
Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades,
changes in interest rates, and decreased liquidity in credit markets.
The impact of more stringent capital requirements, recent or future regulation of any individual financial company or recent or future regulation of the financials sector as a whole cannot be predicted.

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2022
(unaudited)

In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
Foreign Currency Risk
— The value of a foreign currency may
decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Portfolio does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk
— Foreign securities generally carry
more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Portfolio’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the
Portfolio’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid.
Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Futures Contract Risk
— The value of a futures contract tends to
increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.
Global Indexing Strategy/Index Tracking Risk
— The Portfolio
is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. The structure and composition of the Index will affect the performance, volatility, and risk of the
Index and, consequently, the performance, volatility, and risk of the
Portfolio. The securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. Less stringent regulatory, accounting, auditing, and disclosure requirements for issuers and markets are more common in certain foreign
countries and may make the data upon which the Index is based unreliable or stale. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Portfolio’s return may not match the return of the Index. The Portfolio incurs a number of operating expenses not applicable to the Index and incurs costs in buying and selling securities. In addition, the Portfolio may not be fully invested at times, generally as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The
Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Portfolio’s return and that of the Index.
Government Securities Risk
— The Portfolio invests in securities
issued or guaranteed by the U.S. government or its agencies
and instrumentalities (such as Federal Home Loan Bank, Ginnie
Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae
or Freddie Mac are not issued directly by the U.S. government.
Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-
related organizations such as Federal Home Loan Banks, Fannie
Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S.
government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively impacted by rising levels of indebtedness. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
Growth Investing Risk
— Growth style investing includes the risk
of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.
Health Crisis Risk
— The global pandemic outbreak of the novel
coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption. The ongoing COVID-19 outbreak and future pandemics could affect the global economy and markets in ways that cannot be foreseen and may exacerbate

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2022
(unaudited)

other types of risks. The full impact of the COVID-19 pandemic and future pandemics cannot accurately be predicted and may
negatively impact the value of the Portfolio’s investments.
Healthcare Industry Risk
— As a sector fund that invests primarily
in the healthcare industry, the Portfolio is subject to the risk that the companies in that industry are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting their market segment. Due to the rapid pace of technological development, there is the risk that the products and services developed by these companies may become rapidly obsolete or have relatively short product cycles. There is also the risk that the products and services offered by these companies will not meet expectations or even reach the marketplace.
High Yield Risk
— High yield securities – commonly known as
“junk bonds” – to which the Portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected. High yield securities generally have a less liquid resale market.
Indexing Strategy/Index Tracking Risk
— The Portfolio is
managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. The structure and composition of the Index will affect the performance, volatility, and risk of the
Index and, consequently, the performance, volatility, and risk of the
Portfolio. While the Adviser seeks to track the performance of the
Index (i.e., achieve a high degree of correlation with the Index), the
Portfolio’s return may not match the return of the Index. The Portfolio incurs a number of operating expenses not applicable to the Index and incurs costs in buying and selling securities. In addition, the
Portfolio may not be fully invested at times, generally as a result of cash flows into or out of the Portfolio or reserves of cash held by the
Portfolio to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the
Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Portfolio’s return and that of the Index.
Inflation-Linked Security Risk
— Inflation-linked debt securities,
such as TIPS, are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Portfolio will not receive the principal until maturity.
There can also be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Portfolio’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the Consumer Price Index for
All Urban Consumers (CPI-U) or other relevant pricing index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.
Interest Rate Risk
— Interest rate risk is the risk that prices of
debt securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations (a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities. During periods of low interest rates, the Portfolio may be subject to a greater risk of rising interest rates.
Investing-in-Funds Risk
— Each of the Thrivent Aggressive
Allocation Portfolio, Thrivent Moderate Allocation Portfolio, Thrivent
Moderately Aggressive Allocation Portfolio and Thrivent Moderately
Conservative Allocation Portfolio (each, a “Thrivent Asset Allocation
Portfolio”) allocate their assets among certain other funds managed by the Adviser or an affiliate (“Affiliated Funds”). From time to time, one or more of the Affiliated Funds may experience relatively large investments or redemptions due to reallocations or rebalancings by the Thrivent Asset Allocation Portfolios or other investors.
These transactions may affect the Affiliated Funds since Affiliated
Funds that experience redemptions as a result of reallocations or rebalancings may have to sell Portfolio securities and since Affiliated
Funds that receive additional cash will have to invest such cash.
These effects may be particularly important when one or more of the
Thrivent Asset Allocation Portfolios owns a substantial portion of any
Affiliated Fund. While it is impossible to predict the overall impact of these transactions over time, the performance of an Affiliated Fund may be adversely affected if the Affiliated Fund is required to sell securities or invest cash at inopportune times. These transactions could also increase transaction costs and accelerate the realization of taxable income if sales of securities resulted in gains. Because the Thrivent Asset Allocation Portfolios may own substantial portions of some Affiliated Funds, a redemption or reallocation by a Thrivent
Asset Allocation Portfolio away from an Affiliated Fund could cause the Affiliated Fund’s expenses to increase.
Investment Adviser Risk
— The Portfolio is actively managed
and the success of its investment strategy depends significantly on the skills of the Advisers or subadviser in assessing the potential of the investments in which the Portfolio invests. The Portfolio’s incorporation of ESG considerations in the investment process may exclude securities of certain issuers for non-investment reasons and therefore the Portfolio may forgo some market opportunities available to funds that do not screen for ESG attributes. The assessment of

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2022
(unaudited)

potential Portfolio investments and ESG considerations may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Portfolio’s investment objective.
Issuer Risk
— Issuer risk is the possibility that factors specific to an issuer to which the Portfolio is exposed will affect the market prices of the issuer’s securities and therefore the value of the Portfolio.
Large Cap Risk
— Large-sized companies may be unable to
respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Large Shareholder Risk
— From time to time, shareholders
of a Portfolio (which may include institutional investors, financial intermediaries, or affiliated Portfolios) may make relatively large redemptions or purchases of shares. These transactions may cause a Portfolio to sell securities at disadvantageous prices or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on a Portfolio’s performance to the extent that a
Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or have adverse tax consequences for shareholders of the Portfolio by requiring a sale of portfolio securities. In addition, a large redemption could result in a Portfolio's current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio's expense ratio.
Leveraged Loan Risk
— Leveraged loans (also known as
bank loans) are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Portfolio to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. In the event of fraud or misrepresentation, the Portfolio may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.” The settlement period for some leveraged loans may be more than seven days.
LIBOR Risk
— The Portfolio may be exposed to financial instruments
that are tied to LIBOR (London Interbank Offered Rate) to determine payment obligations, financing terms or investment value. Such financial instruments may include bank loans, derivatives, floating rate securities, certain asset backed securities, and other assets or liabilities tied to LIBOR. In 2017, the head of the U.K. Financial
Conduct Authority announced a desire to phase out the use of
LIBOR by the end of 2021. As a result, market participants have begun transitioning away from LIBOR, but certain obstacles remain with regard to converting certain securities and transactions to a new benchmark or benchmarks. Although many LIBOR rates were
phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Portfolio or its investments are not known.
Any additional regulatory or market changes that occur as a result of the transition away from LIBOR and the adoption of alternative reference rates may have an adverse impact on the value of the
Portfolio's investments, performance or financial condition, and might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates.
Liquidity Risk
— Liquidity is the ability to sell a security relatively
quickly for a price that most closely reflects the actual value of the security. To the extent that dealers do not maintain inventories of bonds that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Portfolio may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk
— Over time, securities markets generally tend to
move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the
Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness, public health threats, war, terrorism, natural disasters or similar events.
Mid Cap Risk
— Medium-sized companies often have greater
price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have
smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Money Market Fund Risk
— You could lose money by investing
in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do
so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2022
(unaudited)

agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.
Mortgage-Backed and Other Asset-Backed Securities Risk
— The value of mortgage-backed and asset-backed securities
will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-
related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-
backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.
This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.
Multi-Manager Risk
— The investment style employed by the
subadviser may not be complementary to that of the Adviser.
The interplay of the strategy employed by the subadviser and the
Adviser may result in the Portfolio indirectly holding positions in certain types of securities, industries or sectors. These positions may be detrimental to a Portfolio’s performance depending upon the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from a Portfolio’s realization of capital gains.
Non-Diversified Risk
— The Portfolio is not “diversified” within
the meaning of the 1940 Act. That means the Portfolio may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Portfolio’s performance.
Other Funds Risk
— Because the Portfolio invests in other funds,
the performance of the Portfolio is dependent, in part, upon the performance of other funds in which the Portfolio may invest. As a result, the Portfolio is subject to the same risks as those faced by the other funds. In addition, other funds may be subject to additional fees and expenses that will be borne by the Portfolio.
Portfolio Turnover Rate Risk
— The Portfolio may engage in
active and frequent trading of portfolio securities in implementing its principal investment strategies. A high rate of portfolio turnover
(100% or more) involves correspondingly greater expenses which are borne by the Portfolio and its shareholders and may also result in short-term capital gains taxable to shareholders.
Preferred Securities Risk
— There are certain additional risks
associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer;
preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S.
Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.
Prepayment Risk
— When interest rates fall, certain obligations
will be paid off by the obligor more quickly than originally anticipated, and a Portfolio may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation)
as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment generally reduces the yield to maturity and the average life of the security.
Quantitative Investing Risk
— Securities selected according to
a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions relating to these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Portfolio’s portfolio. Among other risks, results generated by such models may be impaired by errors in human judgment, data imprecision, software or other technology systems malfunctions, or programming flaws. Such
models may not perform as expected or may underperform in
periods of market volatility.
Real Estate Industry Risk
— To the extent the Portfolio allocates
assets to companies in the real estate business, the Portfolio is subject to real estate industry risk. Declines in real estate values, changes in interest rates or economic downturns can have a
significant negative effect on companies in the real estate industry.

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2022
(unaudited)

Other adverse changes could include, but are not limited to, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations.
Real Estate Investment Trust (“REIT”) Risk
— REITs generally
can be divided into three types: equity REITs, mortgage REITs, and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of, and income from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. The effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of real estate securities to decline during periods of rising interest rates, which would reduce the overall return of the Portfolio. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Portfolio will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Portfolio, in addition to bearing a proportionate share of the expenses of the Portfolio, you will also indirectly bear similar expenses of the REITs in which the Portfolio invests.
Redemption Risk
— The Portfolio may need to sell portfolio
securities to meet redemption requests. The Portfolio could
experience a loss when selling portfolio securities to meet
redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Portfolio shares,
(ii) a disruption in the normal operation of the markets in which the
Portfolio buys and sells portfolio securities or (iii) the inability of the Portfolio to sell portfolio securities because such securities are illiquid. In such events, the Portfolio could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders.
Regulatory Risk
— Legal, tax, and regulatory developments
may adversely affect the Portfolios. Securities and futures
markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and self-regulatory organizations, and exchanges authorized to take extraordinary actions in the event of market emergencies. The regulatory environment for the Portfolios is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with the Portfolios’ interpretation of the application of certain regulations, may adversely affect the ability of a Portfolio to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Portfolio.
Repurchase Agreement Risk
— If the seller of a repurchase
agreement defaults or is otherwise unable to fulfill its obligations, the Portfolio may incur losses as a result of selling the underlying securities, enforcing its rights, or a decline in the value of collateral.
Sector Risk
— Companies with similar characteristics may be
grouped together in broad categories called sectors. From time to time, the Portfolio may have significant positions in one or more sectors of the market. To the extent the Portfolio invests more heavily in particular sectors than others, its performance may be more susceptible to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.
Small Cap Risk
— Smaller, less seasoned companies often have
greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Sovereign Debt Risk
— Sovereign debt securities are issued or
guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International
Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Technology-Oriented Companies Risk
— Common stocks
of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or
operations of such companies may become obsolete quickly. In

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2022
(unaudited)

addition, these companies may have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.
Value Investing Risk
— Value style investing includes the risk
that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Thrivent Series Fund, Inc.
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
AGGRESSIVE ALLOCATION PORTFOLIO
Period Ended 6/30/2022
(unaudited)
$ 21.60 $ 0.08 $ (4.33) $ (4.25) $ (0.15) $ (2.12)
Year Ended 12/31/2021 18.84 0.11 3.62 3.73 (0.17) (0.80)
Year Ended 12/31/2020 17.49 0.15 2.53 2.68 (0.20) (1.13)
Year Ended 12/31/2019 15.18 0.19 3.53 3.72 (0.23) (1.18)
Year Ended 12/31/2018 17.51 0.18 (1.19) (1.01) (0.12) (1.20)
Year Ended 12/31/2017 14.58 0.11 3.02 3.13 (0.12) (0.08)
ALL CAP PORTFOLIO
Period Ended 6/30/2022
(unaudited)
19.82 0.07 (4.14) (4.07) (0.10) (2.99)
Year Ended 12/31/2021 16.51 0.10 3.81 3.91 (0.07) (0.53)
Year Ended 12/31/2020 16.45 0.09 2.97 3.06 (0.12) (2.88)
Year Ended 12/31/2019 13.24 0.13 3.81 3.94 (0.10) (0.63)
Year Ended 12/31/2018 15.54 0.10 (1.54) (1.44) (0.08) (0.78)
Year Ended 12/31/2017 12.99 0.08 2.54 2.62 (0.07) –
BALANCED INCOME PLUS PORTFOLIO
Period Ended 6/30/2022
(unaudited)
17.28 0.16 (2.59) (2.43) (0.32) (1.23)
Year Ended 12/31/2021 15.91 0.32 1.63 1.95 (0.39) (0.19)
Year Ended 12/31/2020 15.11 0.39 0.91 1.30 (0.42) (0.08)
Year Ended 12/31/2019 14.07 0.40 1.93 2.33 (0.45) (0.84)
Year Ended 12/31/2018 15.37 0.43 (1.15) (0.72) (0.38) (0.20)
Year Ended 12/31/2017 14.09 0.37 1.26 1.63 (0.35) –
DIVERSIFIED INCOME PLUS PORTFOLIO
Period Ended 6/30/2022
(unaudited)
8.88 0.12 (1.20) (1.08) (0.24) (0.49)
Year Ended 12/31/2021 8.56 0.22 0.37 0.59 (0.27) 0.00
Year Ended 12/31/2020 8.31 0.25 0.33 0.58 (0.28) (0.05)
Year Ended 12/31/2019 7.76 0.26 0.79 1.05 (0.30) (0.20)
Year Ended 12/31/2018 8.23 0.28 (0.50) (0.22) (0.25) –
Year Ended 12/31/2017 7.76 0.24 0.48 0.72 (0.25) –
ESG INDEX PORTFOLIO
Period Ended 6/30/2022
(unaudited)
16.53 0.05 (3.72) (3.67) (0.08) (0.26)
Year Ended 12/31/2021 12.70 0.09 3.80 3.89 – (0.06)
Year Ended 12/31/2020
(d)
10.00 0.09 2.86 2.95 (0.09) (0.16)
GLOBAL STOCK PORTFOLIO
Period Ended 6/30/2022
(unaudited)
16.39 0.08 (3.48) (3.40) (0.15) (1.74)
Year Ended 12/31/2021 14.15 0.13 2.76 2.89 (0.14) (0.51)
Year Ended 12/31/2020 13.98 0.13 1.64 1.77 (0.23) (1.37)
Year Ended 12/31/2019 12.26 0.22 2.51 2.73 (0.20) (0.81)
Year Ended 12/31/2018 14.37 0.21 (1.29) (1.08) (0.18) (0.85)
Year Ended 12/31/2017 12.10 0.17 2.35 2.52 (0.17) (0.08)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d)
Since inception, April 29, 2020.
*
All per share amounts have been rounded to the nearest cent.
**
***
Computed on an annualized basis for periods less than one year.
Total return reflects increase from payments to affiliates. Excluding this reimbursement, total return would have been 21.05%.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
(c)
$ (2.27) $ 15.08 (19.92)% $ 1,721.8 0.57% 0.94% 0.73% 0.78% 27%
(0.97) 21.60 20.20% 2,144.1 0.57% 0.58% 0.73% 0.41% 52%
(1.33) 18.84 17.14% 1,771.1 0.58% 0.94% 0.74% 0.78% 60%
(1.41) 17.49 25.34% 1,553.6 0.57% 1.18% 0.74% 1.01% 60%
(1.32) 15.18 (6.46)% 1,258.3 0.55% 1.09% 0.74% 0.90% 58%
(0.20) 17.51 21.51% 1,312.5 0.58% 0.69% 0.79% 0.48% 63%
(3.09) 12.66 (21.01)% 139.8 0.66% 0.97% 0.66% 0.97% 30%
(0.60) 19.82 24.11% 177.7 0.65% 0.53% 0.65% 0.53% 62%
(3.00) 16.51 23.17% 141.1 0.68% 0.61% 0.68% 0.61% 59%
(0.73) 16.45 30.27% 120.7 0.74% 0.81% 0.74% 0.81% 128%
(0.86) 13.24 (9.89)% 96.9 0.79% 0.67% 0.79% 0.67% 53%
(0.07) 15.54 20.24% 111.4 0.81% 0.57% 0.81% 0.57% 51%
(1.55) 13.30 (14.14)% 422.2 0.63% 1.99% 0.63% 1.99% 114%
(0.58) 17.28 12.44% 507.1 0.62% 1.93% 0.62% 1.93% 165%
(0.50) 15.91 9.11% 454.6 0.65% 2.55% 0.65% 2.55% 97%
(1.29) 15.11 17.11% 445.2 0.64% 2.77% 0.64% 2.77% 109%
(0.58) 14.07 (4.87)% 385.9 0.64% 2.89% 0.64% 2.89% 147%
(0.35) 15.37 11.67% 402.0 0.65% 2.60% 0.65% 2.60% 151%
(0.73) 7.07 (12.20)% 735.3 0.46% 2.76% 0.46% 2.76% 159%
(0.27) 8.88 6.87% 877.3 0.45% 2.53% 0.45% 2.53% 269%
(0.33) 8.56 7.37% 839.3 0.46% 3.08% 0.46% 3.08% 154%
(0.50) 8.31 13.73% 819.3 0.46% 3.41% 0.46% 3.41% 157%
(0.25) 7.76 (2.70)% 686.2 0.46% 3.60% 0.46% 3.60% 155%
(0.25) 8.23 9.35% 676.7 0.47% 3.29% 0.47% 3.29% 146%
(0.34) 12.52 (22.31)% 32.4 0.38% 1.05% 0.68% 0.75% 33%
(0.06) 16.53 30.78% 34.5 0.38% 0.98% 0.92% 0.44% 98%
(0.25) 12.70 29.48% 7.5 0.38% 1.21% 2.47% (0.88)% 124%
(1.89) 11.10 (21.04)% 1,239.8 0.61% 1.28% 0.61% 1.28% 30%
(0.65) 16.39 20.71% 1,578.0 0.61% 0.82% 0.61% 0.82% 55%
(1.60) 14.15 15.21% 1,322.0 0.64% 1.02% 0.64% 1.02% 64%
(1.01) 13.98 22.95% 1,183.2 0.64% 1.65% 0.64% 1.65% 76%
(1.03) 12.26 (8.33)% 983.5 0.64% 1.51% 0.64% 1.51% 55%
(0.25) 14.37 21.15%*** 1,085.2 0.66% 1.31% 0.66% 1.31% 59%

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
GOVERNMENT BOND PORTFOLIO
Period Ended 6/30/2022
(unaudited)
$ 11.15 $ 0.10 $ (0.90) $ (0.80) $ (0.10) $ –
Year Ended 12/31/2021 11.71 0.15 (0.32) (0.17) (0.15) (0.24)
Year Ended 12/31/2020 11.09 0.17 0.62 0.79 (0.17) –
Year Ended 12/31/2019 10.71 0.24 0.38 0.62 (0.24) –
Year Ended 12/31/2018 10.95 0.26 (0.24) 0.02 (0.26) –
Year Ended 12/31/2017 10.85 0.22 0.10 0.32 (0.22) –
HIGH YIELD PORTFOLIO
Period Ended 6/30/2022
(unaudited)
4.65 0.11 (0.72) (0.61) (0.11) –
Year Ended 12/31/2021 4.67 0.21 (0.02) 0.19 (0.21) –
Year Ended 12/31/2020 4.79 0.23 (0.11) 0.12 (0.24) –
Year Ended 12/31/2019 4.43 0.26 0.36 0.62 (0.26) –
Year Ended 12/31/2018 4.86 0.27 (0.43) (0.16) (0.27) –
Year Ended 12/31/2017 4.77 0.27 0.08 0.35 (0.26) –
INCOME PORTFOLIO
Period Ended 6/30/2022
(unaudited)
10.76 0.15 (1.75) (1.60) (0.16) (0.30)
Year Ended 12/31/2021 11.44 0.31 (0.37) (0.06) (0.30) (0.32)
Year Ended 12/31/2020 10.60 0.33 0.88 1.21 (0.32) (0.05)
Year Ended 12/31/2019 9.65 0.35 0.95 1.30 (0.35) –
Year Ended 12/31/2018 10.33 0.36 (0.60) (0.24) (0.36) (0.08)
Year Ended 12/31/2017 10.07 0.34 0.28 0.62 (0.34) (0.02)
INTERNATIONAL ALLOCATION PORTFOLIO
Period Ended 6/30/2022
(unaudited)
11.42 0.13 (2.46) (2.33) (0.26) (0.81)
Year Ended 12/31/2021 10.13 0.20 1.26 1.46 (0.17) –
Year Ended 12/31/2020 10.26 0.16 0.16 0.32 (0.30) (0.15)
Year Ended 12/31/2019 8.79 0.23 1.55 1.78 (0.23) (0.08)
Year Ended 12/31/2018 11.02 0.25 (1.88) (1.63) (0.29) (0.31)
Year Ended 12/31/2017 9.09 0.23 1.92 2.15 (0.22) –
INTERNATIONAL INDEX PORTFOLIO
Period Ended 6/30/2022
(unaudited)
13.91 0.22 (2.88) (2.66) (0.31) (0.04)
Year Ended 12/31/2021 12.66 0.28 1.09 1.37 (0.03) (0.09)
Year Ended 12/31/2020
(d)
10.00 0.12 2.80 2.92 (0.14) (0.12)
LARGE CAP GROWTH PORTFOLIO
Period Ended 6/30/2022
(unaudited)
60.92 0.02 (19.01) (18.99) – (4.18)
Year Ended 12/31/2021 55.13 (0.03) 12.13 12.10 (0.08) (6.23)
Year Ended 12/31/2020 40.92 0.07 16.99 17.06 (0.15) (2.70)
Year Ended 12/31/2019 34.75 0.15 10.75 10.90 0.00 (4.73)
Year Ended 12/31/2018 35.51 0.15 0.89 1.04 (0.15) (1.65)
Year Ended 12/31/2017 27.65 0.13 7.86 7.99 (0.12) (0.01)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d)
Since inception, April 29, 2020.
*
All per share amounts have been rounded to the nearest cent.
**
Computed on an annualized basis for periods less than one year.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
(c)
$ (0.10) $ 10.25 (7.17)% $ 181.8 0.45% 1.84% 0.45% 1.84% 185%
(0.39) 11.15 (1.52)% 208.9 0.44% 1.33% 0.44% 1.33% 326%
(0.17) 11.71 7.22% 240.0 0.44% 1.47% 0.44% 1.47% 252%
(0.24) 11.09 5.86% 183.1 0.46% 2.18% 0.46% 2.18% 354%
(0.26) 10.71 0.18% 179.6 0.45% 2.41% 0.45% 2.41% 388%
(0.22) 10.95 2.96% 199.4 0.45% 2.01% 0.45% 2.01% 422%
(0.11) 3.93 (13.41)% 739.9 0.44% 4.94% 0.44% 4.94% 30%
(0.21) 4.65 4.40% 884.3 0.44% 4.56% 0.44% 4.56% 69%
(0.24) 4.67 2.76% 898.5 0.44% 5.22% 0.44% 5.22% 62%
(0.26) 4.79 14.34% 890.1 0.44% 5.54% 0.44% 5.54% 48%
(0.27) 4.43 (3.39)% 796.3 0.44% 5.77% 0.44% 5.77% 36%
(0.26) 4.86 7.55% 849.3 0.45% 5.54% 0.45% 5.54% 50%
(0.46) 8.70 (14.92)% 1,339.5 0.43% 3.08% 0.43% 3.08% 18%
(0.62) 10.76 (0.46)% 1,748.3 0.43% 2.80% 0.43% 2.80% 56%
(0.37) 11.44 11.71% 1,975.0 0.43% 2.99% 0.43% 2.99% 96%
(0.35) 10.60 13.60% 1,665.8 0.43% 3.36% 0.43% 3.36% 101%
(0.44) 9.65 (2.33)% 1,460.4 0.44% 3.66% 0.44% 3.66% 108%
(0.36) 10.33 6.29% 1,519.7 0.44% 3.34% 0.44% 3.34% 105%
(1.07) 8.02 (20.53)% 1,482.4 0.74% 2.79% 0.74% 2.79% 46%
(0.17) 11.42 14.46% 1,879.5 0.72% 1.67% 0.72% 1.67% 117%
(0.45) 10.13 3.99% 1,823.6 0.74% 1.50% 0.74% 1.50% 113%
(0.31) 10.26 20.48% 1,922.2 0.77% 2.40% 0.77% 2.40% 106%
(0.60) 8.79 (15.39)% 1,622.7 0.86% 2.35% 0.86% 2.35% 75%
(0.22) 11.02 23.84% 2,066.3 0.87% 2.24% 0.91% 2.20% 88%
(0.35) 10.90 (19.21)% 141.6 0.42% 3.67% 0.42% 3.67% 2%
(0.12) 13.91 10.86% 170.3 0.45% 2.14% 0.45% 2.14% 2%
(0.26) 12.66 29.12% 140.7 0.46% 1.58% 0.48% 1.56% 31%
(4.18) 37.75 (31.46)% 1,838.7 0.43% 0.10% 0.43% 0.10% 31%
(6.31) 60.92 22.97% 2,775.9 0.43% (0.06)% 0.43% (0.06)% 34%
(2.85) 55.13 43.34% 2,439.1 0.43% 0.19% 0.43% 0.19% 60%
(4.73) 40.92 32.90% 1,486.4 0.44% 0.39% 0.44% 0.39% 58%
(1.80) 34.75 2.51% 1,181.8 0.43% 0.38% 0.43% 0.38% 65%
(0.13) 35.51 28.93% 1,195.6 0.44% 0.38% 0.44% 0.38% 59%

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
LARGE CAP INDEX PORTFOLIO
Period Ended 6/30/2022
(unaudited)
$ 64.75 $ 0.38 $ (13.32) $ (12.94) $ (0.68) $ (0.67)
Year Ended 12/31/2021 51.38 0.71 13.74 14.45 (0.81) (0.27)
Year Ended 12/31/2020 44.32 0.83 7.04 7.87 (0.70) (0.11)
Year Ended 12/31/2019 34.52 0.71 9.94 10.65 (0.63) (0.22)
Year Ended 12/31/2018 36.96 0.63 (2.28) (1.65) (0.55) (0.24)
Year Ended 12/31/2017 31.04 0.53 6.06 6.59 (0.46) (0.21)
LARGE CAP VALUE PORTFOLIO
Period Ended 6/30/2022
(unaudited)
24.15 0.19 (2.89) (2.70) (0.30) (1.74)
Year Ended 12/31/2021 19.18 0.33 5.71 6.04 (0.27) (0.80)
Year Ended 12/31/2020 19.19 0.30 0.40 0.70 (0.33) (0.38)
Year Ended 12/31/2019 16.42 0.34 3.56 3.90 (0.29) (0.84)
Year Ended 12/31/2018 18.97 0.30 (1.87) (1.57) (0.25) (0.73)
Year Ended 12/31/2017 16.84 0.27 2.61 2.88 (0.25) (0.50)
LIMITED MATURITY BOND PORTFOLIO
Period Ended 6/30/2022
(unaudited)
9.98 0.08 (0.51) (0.43) (0.09) (0.03)
Year Ended 12/31/2021 10.10 0.16 (0.12) 0.04 (0.16) –
Year Ended 12/31/2020 9.92 0.21 0.18 0.39 (0.21) –
Year Ended 12/31/2019 9.72 0.26 0.20 0.46 (0.26) –
Year Ended 12/31/2018 9.87 0.24 (0.15) 0.09 (0.24) –
Year Ended 12/31/2017 9.81 0.19 0.06 0.25 (0.19) –
LOW VOLATILITY EQUITY PORTFOLIO
Period Ended 6/30/2022
(unaudited)
14.97 0.08 (2.08) (2.00) (0.16) (0.82)
Year Ended 12/31/2021 12.82 0.15 2.22 2.37 (0.22) –
Year Ended 12/31/2020 12.84 0.20 0.05 0.25 (0.17) (0.10)
Year Ended 12/31/2019 10.56 0.15 2.28 2.43 (0.13) (0.02)
Year Ended 12/31/2018 10.89 0.15 (0.46) (0.31) 0.00 (0.02)
Year Ended 12/31/2017
(d)
10.00 0.07 0.94 1.01 (0.07) (0.05)
MID CAP GROWTH PORTFOLIO
Period Ended 6/30/2022
(unaudited)
16.51 (0.03) (5.20) (5.23) – (0.10)
Year Ended 12/31/2021 14.82 (0.07) 1.82 1.75 – (0.06)
Year Ended 12/31/2020
(e)
10.00 (0.02) 4.94 4.92 – (0.10)
MID CAP INDEX PORTFOLIO
Period Ended 6/30/2022
(unaudited)
24.50 0.13 (4.87) (4.74) (0.24) (1.97)
Year Ended 12/31/2021 20.13 0.24 4.65 4.89 (0.23) (0.29)
Year Ended 12/31/2020 18.57 0.22 2.06 2.28 (0.23) (0.49)
Year Ended 12/31/2019 15.92 0.23 3.76 3.99 (0.22) (1.12)
Year Ended 12/31/2018 18.99 0.22 (2.20) (1.98) (0.20) (0.89)
Year Ended 12/31/2017 17.07 0.18 2.47 2.65 (0.16) (0.57)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d)
Since inception, April 28, 2017.
(e)
Since inception, April 29, 2020.
*
All per share amounts have been rounded to the nearest cent.
**
***
Computed on an annualized basis for periods less than one year.
Total return reflects increase from payments to affiliates. Excluding this reimbursement, total return would have been (13.53)%.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
(c)
$ (1.35) $ 50.46 (20.05)% $ 1,366.2 0.23% 1.32% 0.23% 1.32% 1%
(1.08) 64.75 28.41% 1,731.4 0.23% 1.20% 0.23% 1.20% 3%
(0.81) 51.38 18.12% 1,383.6 0.23% 1.84% 0.23% 1.84% 4%
(0.85) 44.32 31.15% 1,227.3 0.24% 1.80% 0.24% 1.80% 3%
(0.79) 34.52 (4.61)% 931.4 0.24% 1.73% 0.24% 1.73% 4%
(0.67) 36.96 21.46% 944.6 0.25% 1.79% 0.25% 1.79% 3%
(2.04) 19.41 (11.39)% 2,286.7 0.63% 1.90% 0.63% 1.90% 9%
(1.07) 24.15 32.05% 2,512.1 0.63% 1.55% 0.63% 1.55% 22%
(0.71) 19.18 4.44% 1,839.1 0.63% 1.83% 0.63% 1.83% 34%
(1.13) 19.19 24.39% 1,767.4 0.63% 1.93% 0.63% 1.93% 18%
(0.98) 16.42 (8.69)% 1,427.2 0.63% 1.61% 0.63% 1.61% 23%
(0.75) 18.97 17.65% 1,572.7 0.64% 1.53% 0.64% 1.53% 18%
(0.12) 9.43 (4.32)% 869.5 0.44% 1.63% 0.44% 1.63% 17%
(0.16) 9.98 0.27% 1,017.6 0.44% 1.55% 0.44% 1.55% 155%
(0.21) 10.10 4.01% 1,145.0 0.44% 2.09% 0.44% 2.09% 156%
(0.26) 9.92 4.75% 949.2 0.44% 2.60% 0.44% 2.60% 101%
(0.24) 9.72 1.02% 901.2 0.44% 2.45% 0.44% 2.45% 66%
(0.19) 9.87 2.62% 905.9 0.45% 1.94% 0.45% 1.94% 64%
(0.98) 11.99 (13.49)%
***
50.6 0.90% 1.44% 0.93% 1.41% 37%
(0.22) 14.97 18.65% 56.2 0.87% 1.16% 0.94% 1.09% 77%
(0.27) 12.82 2.19% 46.0 0.80% 1.75% 0.97% 1.58% 70%
(0.15) 12.84 23.13% 43.1 0.80% 1.93% 1.16% 1.57% 53%
(0.02) 10.56 (2.90)% 21.9 0.80% 1.76% 1.48% 1.08% 52%
(0.12) 10.89 10.10% 10.4 0.80% 1.44% 3.20% (0.96)% 35%
(0.10) 11.18 (31.71)% 45.3 0.85% (0.49)% 1.07% (0.71)% 21%
(0.06) 16.51 11.80% 56.9 0.85% (0.51)% 1.08% (0.74)% 51%
(0.10) 14.82 49.22% 29.7 0.85% (0.53)% 1.93% (1.61)% 39%
(2.21) 17.55 (19.63)% 520.7 0.25% 1.26% 0.25% 1.26% 5%
(0.52) 24.50 24.47% 654.6 0.24% 1.02% 0.24% 1.02% 18%
(0.72) 20.13 13.40% 545.1 0.25% 1.33% 0.25% 1.33% 19%
(1.34) 18.57 25.86% 494.6 0.26% 1.38% 0.26% 1.38% 17%
(1.09) 15.92 (11.28)% 379.4 0.26% 1.29% 0.26% 1.29% 19%
(0.73) 18.99 15.98% 395.2 0.27% 1.23% 0.27% 1.23% 18%

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
MID CAP STOCK PORTFOLIO
Period Ended 6/30/2022
(unaudited)
$ 27.52 $ 0.05 $ (6.23) $ (6.18) $ (0.08) $ (4.18)
Year Ended 12/31/2021 22.69 0.07 6.30 6.37 (0.06) (1.48)
Year Ended 12/31/2020 19.46 0.06 3.91 3.97 (0.09) (0.65)
Year Ended 12/31/2019 17.12 0.09 4.20 4.29 (0.12) (1.83)
Year Ended 12/31/2018 20.82 0.12 (2.18) (2.06) (0.07) (1.57)
Year Ended 12/31/2017 19.08 0.07 3.36 3.43 (0.07) (1.62)
MID CAP VALUE PORTFOLIO
Period Ended 6/30/2022
(unaudited)
16.65 0.08 (1.69) (1.61) – (0.05)
Year Ended 12/31/2021 13.08 0.07 3.96 4.03 (0.07) (0.39)
Year Ended 12/31/2020
(d)
10.00 0.08 3.21 3.29 (0.08) (0.13)
MODERATE ALLOCATION PORTFOLIO
Period Ended 6/30/2022
(unaudited)
17.18 0.13 (3.08) (2.95) (0.25) (1.18)
Year Ended 12/31/2021 16.18 0.20 1.80 2.00 (0.26) (0.74)
Year Ended 12/31/2020 15.20 0.26 1.67 1.93 (0.30) (0.65)
Year Ended 12/31/2019 13.66 0.30 2.20 2.50 (0.35) (0.61)
Year Ended 12/31/2018 15.07 0.31 (0.94) (0.63) (0.26) (0.52)
Year Ended 12/31/2017 13.64 0.25 1.50 1.75 (0.24) (0.08)
MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO
Period Ended 6/30/2022
(unaudited)
19.19 0.12 (3.73) (3.61) (0.21) (1.59)
Year Ended 12/31/2021 17.39 0.16 2.62 2.78 (0.23) (0.75)
Year Ended 12/31/2020 16.45 0.22 1.94 2.16 (0.27) (0.95)
Year Ended 12/31/2019 14.50 0.25 2.88 3.13 (0.30) (0.88)
Year Ended 12/31/2018 16.40 0.25 (1.15) (0.90) (0.21) (0.79)
Year Ended 12/31/2017 14.32 0.20 2.18 2.38 (0.19) (0.11)
MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO
Period Ended 6/30/2022
(unaudited)
14.76 0.14 (2.34) (2.20) (0.28) (0.62)
Year Ended 12/31/2021 14.47 0.23 0.78 1.01 (0.27) (0.45)
Year Ended 12/31/2020 13.86 0.27 1.10 1.37 (0.32) (0.44)
Year Ended 12/31/2019 12.62 0.32 1.56 1.88 (0.35) (0.29)
Year Ended 12/31/2018 13.62 0.33 (0.76) (0.43) (0.28) (0.29)
Year Ended 12/31/2017 12.78 0.27 0.93 1.20 (0.24) (0.12)
MONEY MARKET PORTFOLIO
Period Ended 6/30/2022
(unaudited)
1.00 0.00 0.00 0.00 0.00 –
Year Ended 12/31/2021 1.00 0.00 0.00 0.00 0.00 –
Year Ended 12/31/2020 1.00 0.00 0.00 0.00 0.00 –
Year Ended 12/31/2019 1.00 0.02 0.00 0.02 (0.02) –
Year Ended 12/31/2018 1.00 0.01 0.00 0.01 (0.01) –
Year Ended 12/31/2017 1.00 0.01 0.00 0.01 (0.01) –
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d)
Since inception, April 29, 2020.
*
All per share amounts have been rounded to the nearest cent.
**
Computed on an annualized basis for periods less than one year.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
(c)
$ (4.26) $ 17.08 (22.94)% $ 1,934.3 0.66% 0.44% 0.66% 0.44% 18%
(1.54) 27.52 28.81% 2,629.7 0.65% 0.26% 0.65% 0.26% 41%
(0.74) 22.69 21.69% 2,260.2 0.66% 0.34% 0.66% 0.34% 44%
(1.95) 19.46 26.16% 1,921.5 0.66% 0.51% 0.66% 0.51% 34%
(1.64) 17.12 (10.96)% 1,550.3 0.67% 0.63% 0.67% 0.63% 31%
(1.69) 20.82 18.99% 1,763.3 0.67% 0.37% 0.67% 0.37% 30%
(0.05) 14.99 (9.72)% 42.6 0.90% 1.25% 1.14% 1.00% 12%
(0.46) 16.65 30.88% 30.3 0.90% 0.58% 1.42% 0.06% 29%
(0.21) 13.08 32.93% 6.2 0.90% 1.07% 3.42% (1.45)% 53%
(1.43) 12.80 (17.34)% 9,248.9 0.45% 1.62% 0.62% 1.45% 55%
(1.00) 17.18 12.69% 11,664.1 0.43% 1.18% 0.61% 0.99% 106%
(0.95) 16.18 13.57% 11,004.5 0.45% 1.68% 0.62% 1.52% 108%
(0.96) 15.20 18.75% 10,455.4 0.45% 1.95% 0.62% 1.78% 136%
(0.78) 13.66 (4.44)% 9,344.9 0.45% 2.05% 0.62% 1.88% 134%
(0.32) 15.07 12.95% 10,195.6 0.45% 1.75% 0.62% 1.58% 155%
(1.80) 13.78 (19.02)% 6,240.6 0.46% 1.41% 0.68% 1.19% 38%
(0.98) 19.19 16.35% 7,946.0 0.45% 0.86% 0.67% 0.64% 74%
(1.22) 17.39 14.41% 7,176.7 0.48% 1.37% 0.68% 1.17% 77%
(1.18) 16.45 22.11% 6,746.2 0.47% 1.57% 0.68% 1.37% 93%
(1.00) 14.50 (5.90)% 5,799.2 0.46% 1.58% 0.68% 1.36% 91%
(0.30) 16.40 16.79% 6,183.5 0.46% 1.30% 0.69% 1.07% 104%
(0.90) 11.66 (15.01)% 4,607.7 0.45% 1.99% 0.59% 1.85% 83%
(0.72) 14.76 7.20% 5,693.3 0.45% 1.53% 0.58% 1.39% 148%
(0.76) 14.47 10.34% 5,656.5 0.46% 1.93% 0.59% 1.80% 149%
(0.64) 13.86 15.18% 5,313.3 0.46% 2.31% 0.59% 2.18% 179%
(0.57) 12.62 (3.30)% 4,813.2 0.46% 2.44% 0.59% 2.31% 180%
(0.36) 13.62 9.52% 5,138.4 0.47% 2.08% 0.59% 1.96% 207%
0.00 1.00 0.06% 322.1 0.33% 0.14% 0.33% 0.14% N/A
– 1.00 0.00% 235.0 0.09% 0.00% 0.42% (0.33)% N/A
0.00 1.00 0.29% 312.3 0.29% 0.23% 0.42% 0.10% N/A
(0.02) 1.00 1.83% 199.1 0.45% 1.81% 0.45% 1.81% N/A
(0.01) 1.00 1.48% 178.0 0.46% 1.47% 0.46% 1.47% N/A
(0.01) 1.00 0.50% 156.1 0.45% 0.49% 0.45% 0.49% N/A

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
MULTIDIMENSIONAL INCOME PORTFOLIO
Period Ended 6/30/2022
(unaudited)
$ 10.89 $ 0.14 $ (1.73) $ (1.59) $ (0.23) $ (0.02)
Year Ended 12/31/2021 10.58 0.18 0.43 0.61 (0.30) –
Year Ended 12/31/2020 10.00 0.37 0.21 0.58 – –
Year Ended 12/31/2019 9.03 0.35 1.02 1.37 (0.36) –
Year Ended 12/31/2018 10.08 0.44 (0.98) (0.54) (0.46) (0.03)
Year Ended 12/31/2017
(d)
10.00 0.25 0.10 0.35 (0.25) (0.01)
OPPORTUNITY INCOME PLUS PORTFOLIO
Period Ended 6/30/2022
(unaudited)
10.08 0.17 (1.25) (1.08) (0.17) –
Year Ended 12/31/2021 10.20 0.30 (0.12) 0.18 (0.30) –
Year Ended 12/31/2020 10.10 0.33 0.10 0.43 (0.33) –
Year Ended 12/31/2019 9.69 0.40 0.41 0.81 (0.40) –
Year Ended 12/31/2018 10.20 0.40 (0.50) (0.10) (0.41) –
Year Ended 12/31/2017 10.09 0.35 0.10 0.45 (0.34) –
PARTNER EMERGING MARKETS EQUITY PORTFOLIO
Period Ended 6/30/2022
(unaudited)
17.09 0.09 (4.17) (4.08) (0.11) (0.17)
Year Ended 12/31/2021 17.97 0.14 (0.99) (0.85) (0.03) –
Year Ended 12/31/2020 14.47 0.05 3.76 3.81 (0.31) –
Year Ended 12/31/2019 12.13 0.29 2.15 2.44 (0.10) –
Year Ended 12/31/2018 14.44 0.11 (2.25) (2.14) (0.17) –
Year Ended 12/31/2017 11.39 0.18 2.96 3.14 (0.09) –
PARTNER HEALTHCARE PORTFOLIO
Period Ended 6/30/2022
(unaudited)
30.19 0.06 (3.39) (3.33) (0.07) (2.95)
Year Ended 12/31/2021 28.23 0.07 3.46 3.53 (0.09) (1.48)
Year Ended 12/31/2020 24.05 0.07 4.41 4.48 (0.11) (0.19)
Year Ended 12/31/2019 19.19 0.09 4.86 4.95 (0.09) 0.00
Year Ended 12/31/2018 17.88 0.09 1.40 1.49 (0.18) –
Year Ended 12/31/2017 15.01 0.04 2.88 2.92 (0.05) –
REAL ESTATE SECURITIES PORTFOLIO
Period Ended 6/30/2022
(unaudited)
36.42 0.29 (7.71) (7.42) (0.35) (0.67)
Year Ended 12/31/2021 25.98 0.36 10.51 10.87 (0.43) –
Year Ended 12/31/2020 28.03 0.43 (1.98) (1.55) (0.50) –
Year Ended 12/31/2019 22.39 0.51 5.71 6.22 (0.58) –
Year Ended 12/31/2018 24.20 0.59 (1.84) (1.25) (0.48) (0.08)
Year Ended 12/31/2017 23.24 0.46 0.91 1.37 (0.38) (0.03)
SMALL CAP GROWTH PORTFOLIO
Period Ended 6/30/2022
(unaudited)
19.79 (0.04) (5.73) (5.77) – (1.24)
Year Ended 12/31/2021 18.14 (0.10) 2.25 2.15 – (0.50)
Year Ended 12/31/2020 11.68 (0.04) 6.50 6.46 – –
Year Ended 12/31/2019 9.09 (0.03) 2.62 2.59 – –
Year Ended 12/31/2018
(e)
10.00 (0.01) (0.88) (0.89) – (0.02)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d)
Since inception, April 28, 2017.
(e)
Since inception, April 27, 2018.
*
All per share amounts have been rounded to the nearest cent.
**
Computed on an annualized basis for periods less than one year.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Return of
Capital Total
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net
Investment
Income/
(Loss)
*
**
Portfolio
Turnover
Rate
(c)
$ – $ (0.25) $ 9.05 (14.60)% $ 59.4 0.80% 3.76% 0.86% 3.70% 26%
– (0.30) 10.89 5.77% 57.6 0.87% 3.39% 0.98% 3.28% 43%
– – 10.58 5.85% 28.0 0.95% 3.96% 1.21% 3.70% 63%
(0.04) (0.40) 10.00 15.09% 25.9 0.95% 3.99% 1.42% 3.52% 106%
(0.02) (0.51) 9.03 (5.38)% 18.0 0.95% 4.29% 1.41% 3.83% 103%
(0.01) (0.27) 10.08 3.51% 20.0 0.95% 3.56% 1.44% 3.07% 172%
– (0.17) 8.83 (10.81)% 196.9 0.63% 3.51% 0.63% 3.51% 100%
– (0.30) 10.08 1.80% 235.3 0.61% 2.91% 0.61% 2.91% 223%
– (0.33) 10.20 4.38% 238.2 0.61% 3.32% 0.61% 3.32% 171%
– (0.40) 10.10 8.53% 221.2 0.63% 3.99% 0.63% 3.99% 195%
– (0.41) 9.69 (1.03)% 172.8 0.63% 4.05% 0.63% 4.05% 186%
– (0.34) 10.20 4.63% 176.8 0.65% 3.49% 0.65% 3.49% 218%
– (0.28) 12.73 (23.91)% 71.7 1.20% 1.18% 1.29% 1.08% 17%
– (0.03) 17.09 (4.73)% 97.1 1.20% 0.73% 1.20% 0.73% 33%
– (0.31) 17.97 27.19% 103.3 1.20% 0.29% 1.25% 0.24% 29%
– (0.10) 14.47 20.15% 92.4 1.20% 2.03% 1.32% 1.91% 21%
– (0.17) 12.13 (14.88)% 83.8 1.23% 0.89% 1.28% 0.83% 19%
– (0.09) 14.44 27.64% 94.4 1.30% 1.60% 1.53% 1.37% 15%
– (3.02) 23.84 (11.15)% 278.6 0.85% 0.49% 0.90% 0.44% 25%
– (1.57) 30.19 12.77% 320.1 0.84% 0.26% 0.89% 0.21% 48%
– (0.30) 28.23 18.80% 284.5 0.86% 0.28% 0.90% 0.23% 23%
– (0.09) 24.05 25.85% 245.2 0.87% 0.40% 0.93% 0.34% 44%
– (0.18) 19.19 8.32% 204.3 0.87% 0.45% 0.93% 0.39% 33%
– (0.05) 17.88 19.42% 193.3 0.91% 0.23% 0.99% 0.15% 212%
– (1.02) 27.98 (20.43)% 179.4 0.85% 1.78% 0.85% 1.78% 10%
– (0.43) 36.42 42.11% 231.4 0.84% 1.10% 0.84% 1.10% 17%
– (0.50) 25.98 (5.35)% 170.6 0.85% 1.60% 0.85% 1.60% 16%
– (0.58) 28.03 27.94% 198.3 0.85% 1.86% 0.85% 1.86% 23%
– (0.56) 22.39 (5.30)% 159.9 0.85% 2.37% 0.85% 2.37% 35%
– (0.41) 24.20 5.95% 184.3 0.90% 1.90% 0.90% 1.90% 15%
– (1.24) 12.78 (29.42)% 76.8 0.94% (0.52)% 1.00% (0.58)% 21%
– (0.50) 19.79 11.94% 104.2 0.94% (0.58)% 0.97% (0.61)% 49%
– – 18.14 55.38% 70.8 0.95% (0.43)% 1.22% (0.70)% 53%
– – 11.68 28.41% 22.2 0.97% (0.34)% 1.72% (1.09)% 51%
– (0.02) 9.09 (8.87)% 10.3 0.97% (0.32)% 2.96% (2.31)% 27%

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
SMALL CAP INDEX PORTFOLIO
Period Ended 6/30/2022
(unaudited)
$ 24.12 $ 0.09 $ (4.63) $ (4.54) $ (0.25) $ (1.75)
Year Ended 12/31/2021 19.36 0.25 4.87 5.12 (0.19) (0.17)
Year Ended 12/31/2020 18.49 0.18 1.56 1.74 (0.19) (0.68)
Year Ended 12/31/2019 16.54 0.19 3.34 3.53 (0.19) (1.39)
Year Ended 12/31/2018 19.20 0.20 (1.65) (1.45) (0.19) (1.02)
Year Ended 12/31/2017 18.18 0.19 2.07 2.26 (0.16) (1.08)
SMALL CAP STOCK PORTFOLIO
Period Ended 6/30/2022
(unaudited)
25.14 0.07 (3.76) (3.69) (0.07) (4.05)
Year Ended 12/31/2021 20.93 0.08 5.06 5.14 (0.19) (0.74)
Year Ended 12/31/2020 19.50 0.09 3.42 3.51 (0.12) (1.96)
Year Ended 12/31/2019 17.35 0.12 4.47 4.59 (0.08) (2.36)
Year Ended 12/31/2018 21.01 0.09 (1.94) (1.85) (0.09) (1.72)
Year Ended 12/31/2017 18.49 0.09 3.68 3.77 (0.07) (1.18)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
All per share amounts have been rounded to the nearest cent.
**
Computed on an annualized basis for periods less than one year.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
(c)
$ (2.00) $ 17.58 (19.04)% $ 877.8 0.24% 1.10% 0.24% 1.10% 11%
(0.36) 24.12 26.50% 894.3 0.24% 1.07% 0.24% 1.07% 23%
(0.87) 19.36 11.11% 729.7 0.25% 1.24% 0.25% 1.24% 26%
(1.58) 18.49 22.49% 640.5 0.25% 1.22% 0.25% 1.22% 30%
(1.21) 16.54 (8.65)% 484.2 0.25% 1.13% 0.25% 1.13% 23%
(1.24) 19.20 13.13% 496.7 0.27% 1.17% 0.27% 1.17% 16%
(4.12) 17.33 (15.03)% 814.2 0.70% 0.55% 0.70% 0.55% 24%
(0.93) 25.14 24.77% 954.3 0.70% 0.32% 0.70% 0.32% 43%
(2.08) 20.93 22.69% 755.3 0.71% 0.58% 0.71% 0.58% 69%
(2.44) 19.50 27.77% 636.0 0.72% 0.68% 0.72% 0.68% 53%
(1.81) 17.35 (10.13)% 510.9 0.71% 0.40% 0.71% 0.40% 58%
(1.25) 21.01 21.23% 613.2 0.72% 0.48% 0.72% 0.48% 44%

Additional Information
(unaudited)
Proxy Voting
The policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities are attached to the
Fund’s Statement of Additional Information, which you can review at ThriventPortfolios.com. You may request a free copy of the Statement of Additional Information by calling 800-847-4836. In addition, you may review the report of how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by visiting the Variable Annuity Reference Center, the Variable
Universal Life Reference Center, or the Thrivent AdvisorFlex Variable Annuity Reference Center at Thrivent.com or SEC.gov where it is filed on form N-PX.
Quarterly Schedule of Portfolio Holdings
The Fund files its Schedule of Investments on Form N-PORT with the SEC, Part F of each Portfolio’s N-PORT filing for the first and third fiscal quarters will include the complete schedule of investments. The Fund’s most recent Schedule of Investments can be found at SEC.
gov.
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Portfolios other than Thrivent Money Market Portfolio have adopted and implemented a liquidity risk management program (the “Liquidity Program”) designed to assess and manage each Portfolio’s liquidity risk (defined by the
U.S. Securities and Exchange Commission as the risk that a Portfolio could not meet shareholder redemption requests without significant dilution of remaining investors’ interests in the Portfolio). The Board, including a majority of the independent Directors, designated Thrivent
Financial for Lutherans (“TFL”), the Portfolios’ investment adviser, as the liquidity risk management program administrator (the “Program
Administrator”). The Program Administrator has delegated oversight of the Liquidity Program to the Liquidity Risk Management Committee
(the “LRM Committee”). The LRM Committee is comprised of representatives of TFL.
The Liquidity Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of each Portfolio’s liquidity risk based on a variety of factors; (2)
the periodic classification (no less frequently than monthly) of a Portfolio’s investments into one of four liquidity categories based on the number of days in which the Portfolio reasonably expects the investment to be convertible to cash (or sold or disposed of, in the case of less liquid or illiquid investments) under current market conditions without significantly changing the market value of the investment and taking into account the affect of trading varying portions of the investment in sizes that the Portfolio would reasonably anticipate trading;
(3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for any Portfolio that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Portfolio’s assets that will generally be invested in highly liquid investments; and (5) periodic reporting to the Board.
Among other things, Rule 22e-4 requires that a written report (the “Report”) be provided to the Board on an annual basis that addresses the operation of the Liquidity Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquidity Investment Minimum (“HLIM”) established for a Portfolio and any material changes to the Liquidity Program. At a meeting of the Board on February 22-23, 2022, the LRM Committee, on behalf of the Program Administrator, provided the Report to the
Board for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). The Report summarized the operation of the Liquidity Program and the information and factors considered by the LRM Committee in assessing whether the Liquidity Program has been adequately and effectively implemented for each Portfolio. The Report discussed, among other things: (1) the framework used to assess, manage, and periodically review each Portfolio’s liquidity risk during normal and stressed periods and the results of the annual assessment; (2) the methodologies used to classify investments into one of four liquidity categories, including a review of LRM Committee-
approved overrides of vendor classifications; (3) whether any Portfolio invested more than 15% of its assets in “illiquid investments” (as defined under Rule 22e-4); and (4) the LRM Committee’s oversight of vendors used by the Liquidity Program, including assessment of the vendors’ classification methodologies used in determining preliminary liquidity classifications. There were no material changes to the
Liquidity Program during the Reporting Period. The Report also noted that no Portfolio was required to determine a minimum percentage of its net assets that must be invested in highly liquid investments (an “HLIM” under the Liquidity Program). The Report concluded that the
Liquidity Program operated effectively during the Reporting Period and that the LRM Committee had no recommended material changes based on its annual assessment of the Liquidity Program.
There can be no assurance that the Liquidity Program will achieve its objectives under all circumstances in the future. Please refer to the
Portfolios’ prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks to which it may be subject.

PRSRT STD
US POSTAGE
PAID
Thrivent
Financial
4321 N. Ballard Rd.
Appleton, WI 54919-0001
23572SAR R8-22
The distributor for Thrivent Series Fund, Inc., is Thrivent Distributors, LLC, a registered broker-dealer, member FINRA / SIPC and subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.
A better way to deliver documents
Thrivent Series Fund, Inc. annual and semi-annual shareholder reports are made available on
thriventportfolios.com, and we will notify you by mail each time a report is posted. You may also manage your delivery preferences and sign up for email notifications of reports by enrolling at thrivent.
com/gopaperless.
If you purchased shares through Thrivent:
If you wish to receive paper copies of a shareholder report for Thrivent Series Fund, Inc. in the future, you may write to us at 4321 North Ballard Road, Appleton, WI, 54919-0001. We will begin to send paper copies of shareholder reports within 30 days of when we receive your request. Reports are also available by visiting thriventportfolios.com.
If you purchased shares from a firm other than Thrivent:
For paperless delivery or to receive paper copies of a shareholder report for Thrivent Series Fund, Inc.
in the future, contact your financial professional. Reports are also available by visiting thriventportfolios.
com.